UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
-------------------------------------------------------------
(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
--------------
Date of fiscal year end: 8/31
------

Date of reporting period: 2/28/11
-------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared six semiannual reports to shareholders for the period ended February 28, 2011. The first report applies to the Floating Rate Income Fund, the second report applies to the Natural Resources Fund, the third report applies to the Strategic Income Opportunities Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the 8 Lifecycle Portfolios and the sixth report applies to 68 of the Registrant’s Funds.

John Hancock
MUTUAL FUNDS

John Hancock
Floating Rate Income Fund

Semiannual Report
2.28.11

A look at performance

For the period ended February 28, 2011

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-28-11	2-28-11

Class A	7.22	—	—	4.83	4.84	7.22	—	—	16.09	3.19	3.16

Class B	4.83	—	—	4.24	2.79	4.83	—	—	14.02	2.52	2.42

Class C	8.84	—	—	5.16	6.78	8.84	—	—	17.23	2.53	2.52

Class I3	11.10	—	—	6.28	8.41	11.10	—	—	21.24	3.74	3.74

Class 1[3]	11.13	—	—	6.31	8.43	11.13	—	—	21.33	3.73	3.72

Class NAV [3]	11.18	—	—	6.37	8.45	11.18	—	—	21.56	3.78	3.78

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The net expenses are as follows: Class A — 1.20%, Class B — 1.95% and Class C — 1.95%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.29%, Class B — 2.10% and Class C — 1.99%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.81%, Class 1 — 0.78%, Class NAV — 0.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV shares prospectuses.

6	Floating Rate Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	1-2-08	$11,692	$11,402	$12,193

Class C2	1-2-08	11,723	11,723	12,193

Class I3	1-2-08	12,124	12,124	12,193

Class 1[3]	1-2-08	12,133	12,133	12,193

Class NAV[3]	1-2-08	12,156	12,156	12,193

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV shares prospectuses.

Semiannual report | Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,080.80	$6.19

Class B	1,000.00	1,077.90	10.05

Class C	1,000.00	1,077.80	9.94

Class I	1,000.00	1,084.10	4.08

Class 1	1,000.00	1,084.30	3.98

Class NAV	1,000.00	1,084.50	3.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,018.80	$6.01

Class B	1,000.00	1,015.10	9.74

Class C	1,000.00	1,015.20	9.64

Class I	1,000.00	1,020.90	3.96

Class 1	1,000.00	1,021.00	3.86

Class NAV	1,000.00	1,021.20	3.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.93%, 0.79%, 0.77% and 0.72% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Floating Rate Income Fund	9

Portfolio summary

Top 10 Issuers[1]

Visant Corp.	2.7%	Freescale Semiconductor, Inc.	1.9%

Texas Competitive Electric Holdings		First Data Corp.	1.9%
Company LLC	2.6%
		Charter Communications
Harrah’s Operating Company, Inc.	2.5%	Operating LLC	1.6%

Community Health Systems, Inc.	2.2%	Cengage Learning, Inc.	1.6%

Univision Communications, Inc.	2.0%	Intelsat Jackson Holdings SA	1.6%

Sector Composition[2,3]

Consumer Discretionary	33%	Financials	6%

Health Care	14%	Consumer Staples	5%

Industrials	9%	Telecommunication Services	5%

Information Technology	7%	Energy	2%

Materials	6%	Short-Term Investments & Other	7%

Utilities	6%

Quality Composition[2,4]

A	1%	CCC & Below	7%

BBB	3%	Equity	2%

BB	27%	Not Rated	3%

B	50%	Short-Term Investments & Other	7%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in Top 10 Issuers.

2 As a percentage of net assets on 2-28-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 2-28-11 and do not reflect subsequent downgrades, if any.

10	Floating Rate Income Fund | Semiannual report

Fund’s investments

As of 2-28-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 81.10%			$1,635,913,820

(Cost $1,591,269,266)

Consumer Discretionary 31.54%				636,312,477

Auto Components 1.49%

Allison Transmission, Inc.	3.020	08-07-14	$25,125,728	25,031,506

UCI International, Inc.	5.500	07-26-17	5,000,000	5,017,190

Automobiles 0.25%

Ford Motor Company	3.020	12-16-13	5,105,461	5,103,307

Diversified Consumer Services 1.58%

Cengage Learning, Inc.	2.550	07-03-14	33,041,906	31,794,574

Hotels, Restaurants & Leisure 10.19%

Burger King Corp.	4.500	10-19-16	9,500,000	9,543,539

CCM Merger, Inc.	8.500	07-13-12	19,264,376	19,384,778

CCM Merger, Inc. (T)	—	02-11-17	2,844,839	2,879,512

CityCenter Holdings LLC (T)	—	01-13-15	17,540,778	17,719,834

Denny’s, Inc.	6.500	09-20-16	7,200,000	7,258,320

DineEquity, Inc. (T)	—	10-19-17	18,500,000	18,638,750

Dunkin Brands, Inc.	4.250	11-23-17	15,000,000	15,093,750

Golden Nugget, Inc.	3.270	06-30-14	1,725,726	1,489,876

Harrah’s Operating Company, Inc.	9.500	10-31-16	21,273,659	22,544,165

Harrah’s Operating Company, Inc.	3.303	01-28-15	29,119,753	26,977,384

Las Vegas Sands LLC	3.040	11-23-16	17,259,183	17,175,977

Quiznos Corp.	5.010	05-05-13	18,010,747	17,050,180

Sugarhouse HSP Gaming Prop. Mezz. LP	11.250	09-23-14	9,027,375	9,170,305

VML US Finance LLC	4.790	05-25-12	2,292,777	2,295,629

VML US Finance LLC	4.790	05-27-13	5,934,425	5,941,807

Wynn Las Vegas LLC	3.270	08-17-15	12,500,000	12,427,088

Leisure Equipment & Products 1.00%

Amscan Holdings, Inc.	6.750	12-04-17	19,950,000	20,134,338

Media 12.80%

Acosta, Inc. (T)	—	02-15-18	7,500,000	7,556,250

Advantage Sales & Marketing LLC	5.250	12-18-17	5,500,000	5,534,337

Affinion Group, Inc.	5.000	10-09-16	5,000,000	5,025,000

AMC Entertainment Holdings, Inc.	3.510	12-16-16	13,000,000	13,077,194

Carmike Cinemas, Inc.	5.500	01-27-16	12,198,571	12,310,395

Charter Communications Operating LLC	3.560	09-06-16	30,189,254	30,260,017

Charter Communications Operating LLC	2.270	03-06-14	2,440,273	2,460,405

See notes to financial statements	Semiannual report | Floating Rate Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Citadel Broadcasting Corp.	4.250	12-30-16	$6,930,000	$6,951,656

Dex Media West, Inc.	7.000	10-24-14	10,699,117	9,801,150

Getty Images, Inc.	5.250	11-07-16	7,980,000	8,077,260

Insight Midwest Holdings LLC	2.024	04-07-14	2,068,519	2,060,089

Newsday LLC	10.500	08-01-13	10,000,000	10,631,250

Nielsen Finance LLC	3.764	05-02-16	14,536,565	14,575,930

Regal Cinemas Corp. (T)	—	08-23-17	15,000,000	15,075,000

Sinclair Television Group, Inc.	5.500	10-29-15	11,904,620	12,033,583

Tribune Company (H)	3.230	06-07-11	2,462,857	1,728,106

Tribune Company (H)	3.460	06-04-14	10,000,000	7,142,860

Univision Communications, Inc.	4.512	03-31-17	36,699,189	35,797,012

UPC Broadband Holding BV	2.010	12-31-14	3,565,583	3,538,841

Visant Corp.	7.000	12-22-16	54,190,625	54,675,631

Multiline Retail 2.29%

Michaels Stores, Inc.	4.834	07-31-16	24,317,193	24,514,770

Savers, Inc.	5.750	03-11-16	2,481,250	2,493,656

The Neiman Marcus Group, Inc.	4.303	04-06-16	19,135,439	19,223,041

Specialty Retail 1.94%

Bass Pro Group LLC	5.006	04-09-15	6,942,563	6,979,449

General Nutrition Centers, Inc.	3.296	09-16-13	5,868,534	5,839,191

Gymboree Corp.	5.000	02-23-18	26,200,000	26,278,595

Consumer Staples 5.19%				104,655,494

Food Products 2.98%

Bolthouse Farms, Inc.	7.500	08-11-16	17,500,000	17,718,750

Bolthouse Farms, Inc.	5.501	02-11-16	2,937,370	2,955,728

Brickman Group Holdings, Inc.	7.250	10-14-16	6,500,000	6,635,415

Del Monte Corp. (T)	—	02-26-18	25,000,000	25,156,250

Dole Food Company, Inc.	5.059	03-02-17	2,193,953	2,208,433

Dole Food Company, Inc.	5.039	03-02-17	5,449,231	5,485,196

Household Products 1.77%

Reynolds Group Holdings, Inc.	4.250	02-09-18	27,000,000	27,140,616

Spectrum Brands, Inc.	5.013	06-17-16	8,434,953	8,515,786

Personal Products 0.44%

NBTY, Inc.	6.250	10-02-17	8,750,000	8,839,320

Energy 0.60%				12,101,470

Energy Equipment & Services 0.46%

Cie Generale de Geophysique-Veritas	4.500	01-12-14	1,065,222	1,058,565

Hercules Offshore, Inc.	6.000	07-11-13	8,227,563	8,164,145

Oil, Gas & Consumable Fuels 0.14%

SemGroup Corp.	0.572	11-30-12	2,866,814	2,878,760

Financials 3.92%				78,959,415

Capital Markets 0.60%

Pinafore LLC	4.250	09-29-15	4,933,107	4,933,107

Pinafore LLC	4.250	09-26-16	7,029,678	7,056,039

12	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services 1.42%

BLB Management Services, Inc. (T)	—	11-05-15	$6,004,660	$6,039,685

Fifth Third Processing Solutions	5.500	11-03-16	16,000,000	16,124,000

International Lease Finance Corp.	6.750	03-17-15	6,409,615	6,449,675

Insurance 0.85%

Asurion Corp.	6.750	03-31-15	5,000,000	5,063,395

Asurion Corp.	3.271	07-03-14	8,421,237	8,283,079

First American Corp.	4.750	04-12-16	3,731,250	3,754,570

Real Estate Management & Development 1.05%

Realogy Corp.	4.562	10-10-16	20,267,348	19,442,183

Realogy Corp.	3.260	10-10-16	1,890,658	1,813,682

Health Care 14.20%				286,498,420

Biotechnology - 0.95%

Grifols SA (T)	—	11-23-16	19,000,000	19,221,673

Health Care Equipment & Supplies 1.64%

Bausch & Lomb, Inc.	3.543	04-24-15	11,710,771	11,630,259

Bausch & Lomb, Inc.	3.512	04-24-15	16,364,886	16,385,342

ConvaTec, Ltd.	5.750	12-22-16	5,000,000	5,022,915

Health Care Providers & Services 9.50%

Alliance Healthcare Services, Inc.	5.500	06-01-16	4,950,000	4,974,750

Cardinal Health, Inc.	2.512	04-10-14	10,382,281	10,252,502

Community Health Systems, Inc.	3.810	01-25-17	15,323,984	15,357,405

Community Health Systems, Inc.	2.560	07-25-14	28,432,461	28,201,448

CRC Health Corp.	4.803	11-16-15	22,168,928	22,113,506

Hanger Orthopedic Group, Inc.	5.250	11-17-16	8,400,000	8,494,500

HCA, Inc.	2.553	11-18-13	18,207,967	18,147,280

Health Management Associates, Inc.	2.053	02-28-14	4,377,000	4,342,956

IASIS Healthcare LLC	2.266	03-14-14	477,216	474,979

IASIS Healthcare LLC	2.262	03-14-14	9,725,664	9,680,079

Manor Care, Inc.	2.762	12-22-14	4,920,010	4,901,511

MultiPlan, Inc.	4.750	07-16-17	19,962,132	20,055,715

National Mentor Holdings, Inc.	7.000	01-18-17	14,000,000	13,784,162

Renal Advantage Holdings, Inc.	5.750	12-16-16	3,000,000	3,041,250

Universal Health Services, Inc.	5.500	11-15-16	16,000,000	16,140,000

Vanguard Health Holding Company I LLC	5.000	01-29-16	11,562,843	11,638,002

Health Care Technology 0.91%

MedAssets, Inc.	5.250	11-16-16	18,200,000	18,336,500

Pharmaceuticals 1.20%

Warner Chilcott Company LLC	6.500	02-22-16	2,489,804	2,508,089

Warner Chilcott Company LLC	6.250	04-30-15	14,090,452	14,174,468

Warner Chilcott Company LLC	6.000	10-30-14	7,615,954	7,619,129

Industrials 7.89%				159,159,739

Aerospace & Defense 2.38%

DAE Aviation Holdings, Inc.	5.310	07-31-14	16,450,066	16,573,442

Delos Aircraft, Inc.	7.000	03-17-16	22,700,385	22,894,950

See notes to financial statements	Semiannual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Aerospace & Defense (continued)

Hawker Beechcraft Acquisition Company LLC	2.303	03-26-14	$434,187	$387,987

Hawker Beechcraft Acquisition Company LLC	2.273	03-26-14	5,243,689	4,685,729

Transdigm, Inc.	5.250	02-14-17	3,500,000	3,519,250

Airlines 0.55%

Delta Air Lines, Inc.	8.750	09-27-13	9,137,757	9,170,388

Delta Air Lines, Inc.	2.254	04-30-12	2,075,698	2,060,130

Building Products 1.05%

Goodman Global, Inc.	5.750	10-28-16	20,967,425	21,121,410

Commercial Services & Supplies 2.25%

Affinion Group, Inc.	5.000	10-10-16	4,950,031	4,974,782

ARAMARK Corp.	3.553	07-26-16	8,766,291	8,788,207

ARAMARK Corp.	3.511	07-26-16	576,513	577,954

ARAMARK Corp.	2.178	01-27-14	1,171,857	1,170,027

ARAMARK Corp.	2.136	01-27-14	64,096	63,996

Brand Energy Services	2.563	02-07-14	2,503,880	2,452,758

Language Line LLC	6.250	06-20-16	8,000,000	8,095,000

U.S. Investigations Services, Inc.	7.750	02-21-15	5,970,000	6,089,400

U.S. Investigations Services, Inc.	3.054	02-21-15	13,296,906	13,163,937

Machinery 0.59%

Intelligrated, Inc.	7.500	02-16-17	12,000,000	11,880,000

Marine 0.04%

Trico Shipping AS	13.500	09-21-11	763,841	763,841

Professional Services 1.03%

Fenwal, Inc.	2.544	02-28-14	22,049,523	20,726,551

Information Technology 6.22%				125,439,984

Communications Equipment 0.15%

CommScope, Inc.	5.000	01-14-18	3,000,000	3,043,749

IT Services 0.61%

Fidelity National Information Services, Inc.	5.250	07-18-16	8,948,163	9,024,517

Global Cash Access Holdings, Inc. (T)	—	02-17-16	3,250,000	3,274,375

Semiconductors & Semiconductor Equipment 2.01%

Freescale Semiconductor, Inc.	4.510	12-01-16	38,586,797	38,510,742

Sensata Technologies	2.054	04-26-13	1,962,205	1,956,687

Software 3.45%

Aspect Software, Inc.	6.250	04-19-16	7,940,000	7,979,700

Dealer Computer Services, Inc.	5.250	04-21-17	10,434,066	10,494,062

First Data Corp.	3.012	09-24-14	40,302,578	38,159,206

SunGard Data Systems, Inc.	3.933	02-26-16	12,971,470	12,996,946

Materials 3.01%				60,763,263

Chemicals 0.30%

Nalco Company	4.500	10-05-17	5,985,000	6,037,369

Containers & Packaging 1.22%

Berry Plastics Corp.	2.314	04-03-15	12,551,593	12,201,190

Graham Packaging Company LP	6.750	04-05-14	8,489,524	8,542,584

Graham Packaging Company LP	6.000	09-23-16	1,995,000	2,010,320

Graphic Packaging International Corp.	2.303	05-16-14	1,917,389	1,912,862

14	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Metals & Mining 1.48%

Fairmount Minerals, Ltd.	6.253	08-05-16	$13,312,075	$13,456,285

Global Brass and Copper, Inc.	10.251	07-29-15	7,979,048	8,298,210

Novelis, Inc.	5.250	12-19-16	8,000,000	8,094,288

Paper & Forest Products 0.01%

Georgia-Pacific Corp.	2.302	12-21-12	210,107	210,155

Telecommunication Services 3.82%				77,127,775

Diversified Telecommunication Services 3.38%

FairPoint Communications, Inc.	6.500	01-22-16	15,000,000	14,802,090

Intelsat Jackson Holdings SA	5.250	04-02-18	31,000,000	31,208,289

Level 3 Financing, Inc.	11.500	03-13-14	4,000,000	4,290,000

Level 3 Financing, Inc.	2.553	03-13-14	13,000,000	12,675,000

Telesat Canada	3.270	10-31-14	5,337,193	5,327,187

Wireless Telecommunication Services 0.44%

MetroPCS Wireless, Inc.	3.813	11-04-16	6,687,364	6,713,833

MetroPCS Wireless, Inc.	2.563	11-04-13	90,818	90,542

Syniverse Technologies, Inc.	5.250	12-21-17	2,000,000	2,020,834

Utilities 4.71%				94,895,783

Electric Utilities 2.95%

EquiPower Resources Corp.	5.750	01-26-18	7,000,000	7,052,500

Texas Competitive Electric Holdings
Company LLC	3.787	10-10-14	18,428,090	15,530,273

Texas Competitive Electric Holdings
Company LLC	3.766	10-10-14	43,890,314	36,900,782

Independent Power Producers & Energy Traders 1.76%

GenOn Energy, Inc.	6.000	09-08-17	11,221,875	11,352,801

New Development Holdings, Inc.	7.000	07-03-17	11,376,775	11,483,432

NRG Energy, Inc.	3.553	08-31-15	10,841,515	10,909,275

NRG Energy, Inc.	2.053	02-01-13	1,103	1,098

NRG Energy, Inc.	2.039	02-01-13	1,672,792	1,665,622

Corporate Bonds 9.70%				$195,749,890

(Cost $181,588,403)

Consumer Discretionary 0.96%				19,422,082

Hotels, Restaurants & Leisure 0.08%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	$1,500,000	1,702,500

Media 0.83%

CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04-30-20	2,300,000	2,481,125

CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04-30-18	2,970,000	3,170,475

CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01-15-19	6,000,000	6,105,000

Univision Communications, Inc. (S)	7.875	11-01-20	4,720,000	5,062,200

Multiline Retail 0.05%

The Neiman Marcus Group, Inc., PIK	9.000	10-15-15	859,935	900,782

Consumer Staples 0.05%				1,011,850

Tobacco 0.05%

Alliance One International, Inc.	10.000	07-15-16	980,000	1,011,850

See notes to financial statements	Semiannual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Energy 1.03%				$20,814,018

Energy Equipment & Services 0.30%

Hercules Offshore, Inc. (S)	10.500	10-15-17	$6,151,000	6,104,868

Oil, Gas & Consumable Fuels 0.73%

Murray Energy Corp. (S)	10.250	10-15-15	8,580,000	9,159,150

SandRidge Energy, Inc. (S)	9.875	05-15-16	5,000,000	5,550,000

Financials 1.53%				30,892,256

Consumer Finance 0.59%

SLM Corp.	8.000	03-25-20	11,210,000	11,896,613

Diversified Financial Services 0.59%

Citigroup, Inc.	6.375	08-12-14	7,500,000	8,368,268

International Lease Finance Corp. (S)	7.125	09-01-18	3,300,000	3,601,125

Real Estate Management & Development 0.35%

Realogy Corp. (S)	7.875	02-15-19	7,000,000	7,026,250

Industrials 1.57%				31,723,642

Airlines 0.45%

Continental Airlines, Inc.	9.250	05-10-17	2,374,652	2,517,132

Continental Airlines, Inc.	6.900	01-02-18	1,053,027	1,121,474

Continental Airlines, Inc.	6.545	02-02-19	304,417	321,160

Continental Airlines, Inc.	6.503	06-15-11	1,030,000	1,040,300

United Air Lines, Inc.	9.750	01-15-17	3,534,522	4,073,536

Electrical Equipment 0.62%

NXP BV/NXP Funding LLC (P)	3.053	10-15-13	12,655,000	12,591,725

Road & Rail 0.50%

RailAmerica, Inc.	9.250	07-01-17	9,082,000	10,058,315

Information Technology 0.29%				5,878,800

Software 0.29%

Aspect Software, Inc. (S)	10.625	05-15-17	5,520,000	5,878,800

Materials 2.22%				44,761,987

Chemicals 1.04%

Georgia Gulf Corp. (S)	9.000	01-15-17	5,000,000	5,562,500

Lyondell Chemical Company	11.000	05-01-18	7,730,049	8,870,231

Lyondell Chemical Company (S)	8.000	11-01-17	5,850,000	6,584,906

Containers & Packaging 0.16%

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	3,000,000	3,195,000

Metals & Mining 0.36%

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	7,000,000	7,210,000

Paper & Forest Products 0.66%

Appleton Papers, Inc. (S)	10.500	06-15-15	5,660,000	5,858,100

NewPage Corp.	11.375	12-31-14	7,500,000	7,481,250

Telecommunication Services 0.77%				15,430,625

Diversified Telecommunication Services 0.42%

Wind Acquisition Finance SA (S)	7.250	02-15-18	8,250,000	8,518,125

Wireless Telecommunication Services 0.35%

iPCS, Inc. (P)	2.429	05-01-13	7,000,000	6,912,500

16	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Utilities 1.28%				$25,814,630

Independent Power Producers & Energy Traders 1.28%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	$7,000,000	7,595,000

Calpine Corp. (S)	7.875	07-31-20	3,000,000	3,172,500

Calpine Corp. (S)	7.500	02-15-21	6,000,000	6,135,000

Calpine Corp. (S)	7.250	10-15-17	8,508,000	8,912,130

			Shares	Value

Common Stocks 1.92%		$38,700,157

(Cost $17,773,402)

Consumer Discretionary 0.72%		14,576,450

Hotels, Restaurants & Leisure 0.06%

Tropicana Entertainment, Inc. (I)	72,338	1,220,704

Media 0.66%

Citadel Broadcasting Corp., Class A (I)	53,412	1,856,067

Citadel Broadcasting Corp., Class B (I)	330,926	11,499,679

Energy 0.14%		2,884,018

Oil, Gas & Consumable Fuels 0.14%

Express Energy Services LLC (I)	117,715	2,884,018

Industrials 0.01%		111,250

Building Products 0.01%

Nortek, Inc. (I)	2,500	111,250

Materials 1.05%		21,128,439

Chemicals 1.05%

Georgia Gulf Corp. (I)	74,111	2,365,623

LyondellBasell Industries, Class A (I)	492,721	18,762,816

Preferred Securities 0.39%		$7,936,775

(Cost $7,460,535)

Financials 0.39%		7,936,775

Diversified Financial Services 0.39%

Citigroup Capital XII (8.500% to 03-30-15, then 3 month LIBOR + 5.870%)	298,375	7,936,775

	Par value	Value

Short-Term Investments 15.54%		$313,469,994

(Cost $313,469,994)

Repurchase Agreement 15.54%		$313,469,994
Bank of America Tri-Party Repurchase Agreement dated 2-28-11 at
0.150% to be repurchased at $136,229,568 on 3-1-11, collateralized by $132,242,000 U.S. Treasury Notes, 3.375% due 11-15-19 (valued at
$51,777,344, including interest) and U.S. Treasury Notes, 4.875% due
6-30-12 (valued at $87,176,653, including interest)	$136,229,000	136,229,000

Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-11 at
0.160% to be repurchased at $84,708,376 on 3-1-11,
collateralized by $89,330,000 Federal Home Loan Mortgage Corp.,
3.500% due 8-17-20 (valued at $86,402,156, including interest)	84,708,000	84,708,000

See notes to financial statements	Semiannual report | Floating Rate Income Fund	17

	Par value	Value
Repurchase Agreement (continued)
Goldman Sachs Tri-Party Repurchase Agreement dated 2-28-11 at
0.180% to be repurchased at $91,963,460 on 3-1-11, collateralized by
$93,945,000 Federal Home Loan Mortgage Corp., 0.850% due 2-8-13
(valued at $93,827,569, including interest)	$91,963,000	$91,963,000

Repurchase Agreement with State Street Corp. dated 2-28-11 at 0.010%
to be repurchased at $569,994 on 3-1-11, collateralized by $575,000
U.S. Treasury Notes, 1.375% due 5-15-13 (valued at $582,504,
including interest)	569,994	569,994

Total investments (Cost $2,111,561,600)† 108.65%	$2,191,770,636

Other assets and liabilities, net (8.65%)		($174,543,014)

Total net assets 100.00%	$2,017,227,622

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

PIK Paid in Kind

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $2,114,966,497. Net unrealized appreciation aggregated $76,804,139, of which $81,605,429 related to appreciated investment securities and $4,801,290 related to depreciated investment securities.

18	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,798,091,606)	$1,878,300,642
Repurchase agreements, at value (Cost $313,469,994) (Note 2)	313,469,994

Total investments, at value (Cost $2,111,561,600)	2,191,770,636
Cash	36,384,480
Receivable for investments sold	101,155,823
Receivable for fund shares sold	16,774,724
Interest receivable	9,892,811
Receivable for securities lending income	149
Receivable due from adviser	412
Other receivables and prepaid expenses	93,997

Total assets	2,356,073,032

Liabilities

Payable for investments purchased	336,552,873
Payable for fund shares repurchased	1,379,705
Distributions payable	496,763
Payable to affiliates
Accounting and legal services fees	41,905
Transfer agent fees	188,346
Trustees’ fees	1,919
Other liabilities and accrued expenses	183,899

Total liabilities	338,845,410

Net assets

Capital paid-in	$1,924,420,958
Undistributed net investment income	(3,191,217)
Accumulated net realized gain (loss) on investments and investments	15,788,845
Net unrealized appreciation (depreciation) on investments	80,209,036

Net assets	$2,017,227,622

See notes to financial statements	Semiannual report | Floating Rate Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($481,568,254 ÷ 49,940,727 shares)	$9.64
Class B ($15,677,587 ÷ 1,625,887 shares)[1]	$9.64
Class C ($164,514,587 ÷ 16,995,790 shares)[1]	$9.68
Class I ($188,430,504 ÷ 19,552,875 shares)	$9.64
Class 1 ($121,330 ÷ 12,603 shares)	$9.63
Class NAV ($1,166,915,360 ÷ 121,064,557 shares)	$9.64

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.94

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-11 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$53,042,454
Dividends	317,023
Securities lending	1,392

Total investment income	53,360,869

Expenses

Investment management fees (Note 4)	5,830,012
Distribution and service fees (Note 4)	1,128,091
Accounting and legal services fees (Note 4)	121,821
Transfer agent fees (Note 4)	440,978
Trustees’ fees (Note 4)	7,880
State registration fees (Note 4)	53,258
Printing and postage (Note 4)	16,346
Professional fees	36,015
Custodian fees	104,048
Registration and filing fees	17,665
Other	9,314

Total expenses	7,765,428
Less expense reductions (Note 4)	(62,049)

Net expenses	7,703,379

Net investment income	45,657,490

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	36,782,693
Investments in affiliated issuers	(886)
36,781,807
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	51,967,708
Investments in affiliated issuers	(65)
51,967,643

Net realized and unrealized gain	88,749,450

Increase in net assets from operations	$134,406,940

See notes to financial statements	Semiannual report | Floating Rate Income Fund	21

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-11	ended
	(unaudited)	8-31-10

Increase (decrease) in net assets

From operations
Net investment income	$45,657,490	$85,484,540
Net realized gain	36,781,807	45,380,345
Change in net unrealized appreciation (depreciation)	51,967,643	(9,389,879)

Increase in net assets resulting from operations	134,406,940	121,475,006

Distributions to shareholders
From net investment income
Class A	(9,508,274)	(10,427,556)
Class B	(274,651)	(274,644)
Class C	(2,870,117)	(2,665,145)
Class I	(3,332,837)	(4,335,325)
Class 1	(3,579)	(6,792)
Class NAV	(34,860,569)	(69,768,491)
From net realized gain
Class A	(9,189,596)	—
Class B	(301,900)	—
Class C	(3,109,546)	—
Class I	(2,717,408)	—
Class 1	(3,165)	—
Class NAV	(30,510,487)	—
Total distributions	(96,682,129)	(87,477,953)

From Fund share transactions (Note 6)	403,677,792	403,913,148

Total increase	441,402,603	437,910,201

Net assets

Beginning of period	1,575,825,019	1,137,914,818

End of period	$2,017,227,622	$1,575,825,019

Undistributed net investment income	($3,191,217)	$2,001,320

22	Floating Rate Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.43	$9.13	$9.79	$10.00
Net investment income[3]	0.25	0.52	0.56	0.37
Net realized and unrealized gain (loss) on investments	0.50	0.33	(0.66)	(0.25)
Total from investment operations	0.75	0.85	(0.10)	0.12
Less distributions
From net investment income	(0.28)	(0.55)	(0.56)	(0.33)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.54)	(0.55)	(0.56)	(0.33)
Net asset value, end of period	$9.64	$9.43	$9.13	$9.79
Total return (%)[5,6]	8.08[7]	9.47	(0.07)	1.23[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$482	$267	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.23[8]	1.20	1.23	1.52[8]
Expenses including reductions and amounts recaptured	1.20[8]	1.20[9]	1.20	1.18[8]
Net investment income	5.21[8]	5.58	6.16	5.70[8]
Portfolio turnover (%)	44	57	36	11

[1] Semiannual period from 9-1-10 to 2-28-11. Unaudited.
[2] The inception date for Class A shares is 1-2-08.
[3] Based on the average daily shares outstanding.
[4] Less than ($0.005) per share.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Does not reflect the effect of sales charges, if any.
[7] Not annualized.
[8] Annualized.
[9] Includes the impact of expense recapture which amounted to 0.01% of average net assets. See Note 4.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	23

CLASS B SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.42	$9.13	$9.79	$10.00
Net investment income[3]	0.21	0.45	0.49	0.31
Net realized and unrealized gain (loss) on investments	0.51	0.32	(0.65)	(0.24)
Total from investment operations	0.72	0.77	(0.16)	0.07
Less distributions
From net investment income	(0.24)	(0.48)	(0.50)	(0.28)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.50)	(0.48)	(0.50)	(0.28)
Net asset value, end of period	$9.64	$9.42	$9.13	$9.79
Total return (%)[5,6]	7.79[7]	8.52	(0.80)	0.76[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$9	$3	$1
Ratios (as a percentage of average net assets):
Expense before reductions and amounts recaptured	2.07[8]	2.08	3.86	4.76[8]
Expenses including reductions and amounts recaptured	1.95[8]	1.95[9]	1.95	1.93[8]
Net investment income	4.43[8]	4.77	5.53	4.78[8]
Portfolio turnover (%)	44	57	36	11

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class B shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. See Note 4.

CLASS C SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.46	$9.16	$9.80	$10.00
Net investment income[3]	0.21	0.45	0.47	0.32
Net realized and unrealized gain (loss) on investments	0.51	0.33	(0.62)	(0.24)
Total from investment operations	0.72	0.78	(0.15)	0.08
Less distributions
From net investment income	(0.24)	(0.48)	(0.49)	(0.28)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.50)	(0.48)	(0.49)	(0.28)
Net asset value, end of period	$9.68	$9.46	$9.16	$9.80
Total return (%)[5,6]	7.78[7]	8.65	(0.69)	0.81[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$165	$95	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[8]	1.91	2.09	2.32[8]
Expenses net of fee waivers and credits	1.93[8]	1.93[9]	1.95	1.95[8]
Net investment income	4.46[8]	4.77	5.39	4.96[8]
Portfolio turnover (%)	44	57	36	11

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class C shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02% of average net assets. See Note 4.

24	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.42	$9.12	$9.79	$10.00
Net investment income[3]	0.27	0.56	0.60	0.37
Net realized and unrealized gain (loss) on investments	0.51	0.32	(0.68)	(0.22)
Total from investment operations	0.78	0.88	(0.08)	0.15
Less distributions
From net investment income	(0.30)	(0.58)	(0.59)	(0.36)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.56)	(0.58)	(0.59)	(0.36)
Net asset value, end of period	$9.64	$9.42	$9.12	$9.79
Total return (%)[5,6]	8.41[7]	9.88	0.25	1.52[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$188	$86	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[8]	0.81	0.95	4.48[8]
Expenses net of fee waivers and credits	0.79[8]	0.82[9]	0.85	0.82[8]
Net investment income	5.73[8]	5.94	6.36	5.78[8]
Portfolio turnover (%)	44	57	36	11

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class I shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Assumes dividend reinvestment (if applicable).
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01% of average net assets. See Note 4.

CLASS 1 SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.12	$9.78	$10.00
Net investment income[3]	0.26	0.57	0.59	0.38
Net realized and unrealized gain (loss) on investments	0.52	0.31	(0.65)	(0.23)
Total from investment operations	0.78	0.88	(0.06)	(0.15)
Less distributions
From net investment income	(0.30)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.56)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.63	$9.41	$9.12	$9.78
Total return (%)[5]	8.43[6,7]	9.82[7]	0.40	1.48[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$121	$112	$102	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[8]	0.78	0.80	0.78[8]
Expenses net of all fee waivers and credits	0.77[8]	0.78	0.80	0.78[8]
Net investment income	5.50[8]	6.11	7.13	5.83[8]
Portfolio turnover (%)	44	57	36	11

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class I shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	25

CLASS NAV SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.42	$9.12	$9.79	$10.00
Net investment income[3]	0.26	0.58	0.60	0.40
Net realized and unrealized gain (loss) on investments	0.52	0.31	(0.67)	(0.24)
Total from investment operations	0.78	0.89	(0.07)	0.16
Less distributions
From net investment income	(0.30)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.26)	—	—[4]	—
Total distributions	(0.56)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.64	$9.42	$9.12	$9.79
Total return (%)	8.45[5,6]	9.99[6]	0.31	1.59[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,167	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[7]	0.73	0.75	0.75[7]
Expenses net of fee waivers and credits	0.72[7]	0.73	0.75	0.75[7]
Net investment income	5.54[7]	6.16	7.08	6.16[7]
Portfolio turnover (%)	44	57	36	11

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class NAV shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

26	Floating Rate Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Floating Rate Income Fund	27

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$636,312,477	—	$636,312,477	—
Consumer Staples	104,655,494	—	104,655,494	—
Energy	12,101,470	—	12,101,470	—
Financials	78,959,415	—	78,959,415	—
Health Care	286,498,420	—	286,498,420	—
Industrials	159,159,739	—	159,159,739	—
Information Technology	125,439,984	—	125,439,984	—
Materials	60,763,263	—	60,763,263	—
Telecommunication
Services	77,127,775	—	77,127,775	—
Utilities	94,895,783	—	94,895,783	—
Corporate Bonds
Consumer Discretionary	19,422,082	—	19,422,082	—
Consumer Staples	1,011,850	—	1,011,850	—
Energy	20,814,018	—	20,814,018	—
Financials	30,892,256	—	30,892,256	—
Industrials	31,723,642	—	31,723,642	—
Information Technology	5,878,800	—	5,878,800	—
Materials	44,761,987	—	44,761,987	—
Telecommunication
Services	15,430,625	—	15,430,625	—
Utilities	25,814,630	—	25,814,630	—
Common Stocks
Consumer Discretionary	14,576,450	—	14,576,450	—
Energy	2,884,018	—	2,884,018	—
Industrials	111,250	$111,250	—	—
Materials	21,128,439	21,128,439	—	—
Preferred Securities
Financials	7,936,775	7,936,775	—	—
Short-Term Investments
Repurchase Agreement	313,469,994	—	313,469,994	—

Total Investments in
Securities	$2,191,770,636	$29,176,464	$2,162,594,172	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their

28	Floating Rate Income Fund | Semiannual report

closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the

Semiannual report | Floating Rate Income Fund	29

securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired, and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

30	Floating Rate Income Fund | Semiannual report

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to defaulted bonds.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s aggregate daily net assets, (b) 0.675% of the next $900,000,000 and (c) 0.65% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Floating Rate Income Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 28, 2011 were equivalent to an annual effective rate of 0.69% of the Fund’s average daily net assets.

Expense reimbursements. The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agency fees, blue sky fees, printing and postage and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.20% for Class A, 1.95% for Class B, 1.95% for Class C and 0.85% for Class I shares of the Fund’s average daily net asset value, on an annual basis. Accordingly, these expense reductions amounted to $40,969 and $6,219 for Class A and Class B shares, respectively, for the period ended February 28, 2011. The expense reimbursements and limits will continue in effect until December 31, 2011, and thereafter until terminated by the Adviser on notice to the Trust.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds of the Trust and JHT (the Participating Funds), including Floating Rate Income Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. Accordingly, the expense reduction related to this agreement was $17,750.

Semiannual report | Floating Rate Income Fund	31

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended February 28, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE PERIOD
THROUGH 8-1-12	THROUGH 8-1-13	THROUGH 2-1-14	ENDED 2-28-11

$14,199	$7,453	$47,188	$2,889

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $482,780 for the six months ended February 28, 2011. Of this amount, $91,694 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $387,650 was paid as sales commissions to broker-dealers and $3,436 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2011, CDSCs received by the Distributor amounted to $13,693 and $24,709 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature

32	Floating Rate Income Fund | Semiannual report

Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class 1 and Class NAV shares do not pay transfer agent fees.

Class level expenses. Class level expenses for the six months ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$496,511	$298,741	$22,479	$8,677
Class B	55,005	9,923	8,308	469
Class C	576,546	103,888	12,503	3,366
Class I	—	28,426	9,968	3,834
Class 1	29	—	—	—
Total	$1,128,091	$440,978	$53,258	$16,346

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2011 and for the year ended August 31, 2010 were as follows:

	Six months ended 2-28-11		Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	25,522,065	$246,112,122	23,743,723	$225,255,985
Distributions reinvested	1,734,274	16,537,287	966,159	9,120,106
Repurchased	(5,677,616)	(54,664,246)	(8,376,626)	(79,041,571)

Net increase	21,578,723	$207,985,163	16,333,256	$155,334,520

Class B shares

Sold	775,554	$7,471,298	823,756	$7,798,559
Distributions reinvested	43,011	409,781	19,662	185,396
Repurchased	(143,290)	(1,380,944)	(175,670)	(1,656,948)

Net increase	675,275	$6,500,135	667,748	$6,327,007

Class C shares

Sold	7,479,028	$72,305,045	8,204,079	$78,184,629
Distributions reinvested	463,637	4,432,691	203,854	1,930,673
Repurchased	(982,306)	(9,488,296)	(909,045)	(8,586,389)

Net increase	6,960,359	$67,249,440	7,498,888	$71,528,913

Semiannual report | Floating Rate Income Fund	33

	Six months ended 2-28-11		Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class I shares

Sold	12,287,669	$117,944,275	10,084,734	$95,565,532
Distributions reinvested	443,071	4,225,604	338,995	3,201,997
Repurchased	(2,262,387)	(21,753,684)	(5,756,424)	(54,676,611)

Net increase	10,468,353	$100,416,195	4,667,305	$44,090,918

Class 1 shares

Distributions reinvested	708	$6,743	722	$6,792

Net increase	708	$6,743	722	$6,792

Class NAV shares

Sold	3,499,425	$33,694,781	17,453,696	$163,858,535
Distributions reinvested	6,858,107	65,371,057	7,405,238	69,762,722
Repurchased	(8,116,840)	(77,545,722)	(11,442,754)	(106,996,259)

Net increase	2,240,692	$21,520,116	13,416,180	$126,624,998

Net increase	41,924,110	$403,677,792	42,584,099	$403,913,148

Affiliates of the Fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on February 28, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregate $1,258,903,294 and $718,938,050, respectively, for the six months ended February 28, 2011.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At February 28, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Balanced Portfolio	19.4%

Lifestyle Conservative Portfolio	7.2%

Lifestyle Growth Portfolio	16.7%

Lifestyle Moderate Portfolio	8.9%

34	Floating Rate Income Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Western Asset Management Company
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Floating Rate Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	328SA 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock

MUTUAL FUNDS

John Hancock

Natural Resources Fund

Semiannual Report

2.28.11

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	24.15	7.09	—	9.50	31.61	24.15	40.84	—	62.85

Class I2,3	31.03	8.91	—	11.29	38.81	31.03	53.21	—	77.73

Class 1[3]	31.30	8.99	—	11.37	38.96	31.30	53.80	—	78.42

Class NAV [3]	31.36	9.04	—	11.42	39.00	31.36	54.13	—	78.86

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The net expenses are as follows: Class A — 1.60% and Class I — 1.30%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.70% and Class I — 1.43%. The net expenses equal the gross expenses and are as follows: Class 1 — 1.11%, Class NAV — 1.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 10-15-05.

2 10-15-05 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	Natural Resources Fund | Semiannual report

			With
	Period	Without	maximum
	beginning	sales charge	sales charge	Index 1[4]	Index 2[4]	Index 3[4]	Index 4[4]

Class A3	10-15-05	$17,145	$16,285	$16,382	$14,544	$21,417	$10,518

Class I2,3	10-15-05	17,773	17,773	16,382	14,544	21,417	10,518

Class 1[2]	10-15-05	17,842	17,842	16,382	14,544	21,417	10,518

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI Paper & Forest Products Combined Index (gross of foreign withholding tax on dividends) — Index 1 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 3 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 —consists of all the companies in the Paper & Forest industry of the MSCI World Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 NAV represents net asset value.

2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

3 10-15-05 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

4 Since inception returns for the index begin on the month end closest to the actual inception date of the fund.

Semiannual report | Natural Resources Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,385.70	$9.46

Class I	1,000.00	1,388.10	7.70

Class 1	1,000.00	1,389.60	6.58

Class NAV	1,000.00	1,390.00	6.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Natural Resources Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,016.90	$8.00

Class I	1,000.00	1,018.30	6.51

Class 1	1,000.00	1,019.30	5.56

Class NAV	1,000.00	1,019.50	5.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.30%, 1.11% and 1.06% for Class A, Class I, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Natural Resources Fund	9

Portfolio summary

Top 10 Holdings[1]

BG Group PLC	4.1%	Chesapeake Energy Corp.	3.2%

EOG Resources, Inc.	4.0%	Canadian Natural Resources, Ltd.	3.1%

ENI SpA	3.8%	Suncor Energy, Inc.	3.0%

Anglo American PLC	3.6%	Vedanta Resources PLC	3.0%

Exxon Mobil Corp.	3.3%	BHP Billiton PLC	2.9%

Sector Composition[2,3]

Energy	61%	Industrials	1%

Materials	36%	Short-Term Investments & Other	2%

Country Concentration[2,4]

United States	39%	Italy	4%

United Kingdom	18%	Russia	3%

Canada	18%	Japan	3%

South Africa	5%	Other Countries	3%

Brazil	5%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 2-28-11. Cash and cash equivalents are not included in the Top 10 Holdings.

2 As a percentage of net assets on 2-28-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 International investing involves special risks, such as political, economic and currency and differences in accounting standards and financial reporting.

10	Natural Resources Fund | Semiannual report

Fund’s investments

As of 2-28-11 (unaudited)

	Shares	Value

Common Stocks 96.75%		$939,934,687

(Cost $744,407,461)

Energy 61.35%		596,020,468

Energy Equipment & Services 2.20%

Tidewater, Inc.	105,300	6,550,713

Transocean, Ltd. (I)(L)	175,400	14,844,102

Oil, Gas & Consumable Fuels 59.15%

BG Group PLC	1,639,825	40,006,727

BP PLC, SADR	572,127	27,730,996

Bumi Resources Tbk PT	38,525,000	13,194,849

Cameco Corp. (Toronto Stock Exchange)	538,922	21,955,682

Canadian Natural Resources, Ltd.	606,966	30,568,521

Chesapeake Energy Corp. (L)	871,400	31,030,554

China Shenhua Energy Company, Ltd., Class H	2,228,500	9,271,717

CONSOL Energy, Inc.	485,286	24,608,853

Devon Energy Corp.	186,100	17,016,984

EnCana Corp.	576,154	18,727,748

ENI SpA, SADR (L)	746,500	36,466,525

EOG Resources, Inc. (L)	349,069	39,203,939

EQT Corp. (L)	98,160	4,839,288

Exxon Mobil Corp.	375,505	32,116,943

Gazprom OAO, SADR	649,186	19,034,134

Imperial Oil, Ltd.	472,600	24,546,844

Oil Search, Ltd.	1,377,570	9,849,470

PetroChina Company, Ltd., ADR (L)	87,600	11,942,508

Petroleo Brasileiro SA, ADR	680,896	27,120,088

Reliance Industries, Ltd.	536,785	11,462,501

Reliance Industries, Ltd., GDR (S)	22,144	943,113

Reliance Industries, Ltd., GDR	247,949	10,554,371

Rosneft Oil Company, GDR	26,673	251,145

Rosneft Oil Company, GDR (London Exchange)	1,482,889	14,027,841

Sasol, Ltd., SADR (L)	177,300	9,728,451

Southwestern Energy Company (I)(L)	637,200	25,156,656

StatoilHydro ASA, SADR (L)	510,200	13,464,178

Suncor Energy, Inc.	622,141	29,238,802

Ultra Petroleum Corp. (I)(L)	453,500	20,566,225

See notes to financial statements	Semiannual report | Natural Resources Fund	11

		Shares	Value
Industrials 0.25%			$2,452,617

Industrial Conglomerates 0.25%

Beijing Enterprises Holdings, Ltd.		441,500	2,452,617

Materials 35.15%			341,461,602

Chemicals 1.51%

Sumitomo Chemical Company, Ltd. (L)		2,716,000	14,664,071

Construction Materials 1.58%

CRH PLC (London Exchange)		666,408	15,388,267

Metals & Mining 32.06%

Alumina, Ltd.		8,549,291	20,918,028

Anglo American PLC		649,083	35,156,731

Anglo Platinum, Ltd.		231,399	22,500,035

AngloGold Ashanti, Ltd., SADR (L)		210,041	10,258,402

ArcelorMittal (L)		506,100	18,558,687

BHP Billiton PLC		702,935	27,849,352

Compania de Minas Buenaventura SA, ADR		271,100	12,652,237

First Quantum Minerals, Ltd.		135,500	17,642,684

Gold Fields, Ltd.		515,204	9,237,740

Kazakhmys PLC		554,147	13,000,498

Kinross Gold Corp.		873,800	13,858,468

Lundin Mining Corp. (I)(L)		1,835,500	14,452,756

Mongolian Mining Corp. (I)		10,129,500	12,904,184

Nucor Corp. (L)		309,300	14,834,028

Sumitomo Metal Industries, Ltd.		6,607,000	16,781,432

Vale SA, SADR (L)		732,304	21,947,151

Vedanta Resources PLC (L)		737,146	28,856,851

Warrants 1.09%			$10,609,331

(Cost $12,054,327)

Materials 1.09%			10,609,331
NMDC, Ltd. (Expiration date: 03-25-15, Strike Price: INR 0.00001) (I)		1,825,930	10,609,331

	Yield	Shares	Value
Securities Lending Collateral 17.09%			$165,998,459

(Cost $165,999,864)
John Hancock Collateral Investment Trust (W)	0.2855% (Y)	16,587,571	165,998,459

12	Natural Resources Fund | Semiannual report	See notes to financial statements

Short-Term Investments 4.07%		$39,500,000

(Cost $39,500,000)
	Par value	Value
Repurchase Agreement 4.07%		39,500,000
Bank of New York Tri-Party Repurchase Agreement dated 2-28-11 at
0.200% to be repurchased at $39,500,219 on 3-1-11, collateralized by $17,102,613 U.S. Treasury Notes, 2.000% due 1-15-14 (valued at
$17,140,868, including interest) and $23,115,080 U.S. Treasury Notes,
1.250% due 7-15-20 (valued at $23,149,170, including interest)	$39,500,000	39,500,000

Total investments (Cost $961,961,652)† 119.00%	$1,156,042,477

Other assets and liabilities, net (19.00%)		($184,580,200)

Total net assets 100.00%		$971,462,277

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $972,777,259. Net unrealized appreciation aggregated $183,265,218, of which $186,860,231 related to appreciated investment securities and $3,595,013 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 2-28-11:
United States	39%
United Kingdom	18%
Canada	18%
South Africa	5%
Brazil	5%
Italy	4%
Russia	3%
Japan	3%
Other Countries	3%
Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | Natural Resources Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $795,961,788) including
$164,179,070 of securities loaned (Note 2)	$990,044,018
Investments in affiliated issuers, at value (Cost $165,999,864) (Note 2)	165,998,459

Total investments, at value (Cost $961,961,652)	1,156,042,477
Cash	58,946
Foreign currency, at value (Cost $17)	17
Receivable for fund shares sold	125,131
Dividends and interest receivable	1,051,443
Receivable for securities lending income	26,706
Receivable due from adviser	1,196
Other receivables and prepaid expenses	25,984

Total assets	1,157,331,900

Liabilities

Payable for investments purchased	6,747,644
Payable for fund shares repurchased	12,903,427
Payable upon return of securities loaned (Note 2)	165,998,358
Payable to affiliates
Accounting and legal services fees	20,900
Transfer agent fees	2,819
Trustees’ fees	958
Other liabilities and accrued expenses	195,517

Total liabilities	185,869,623

Net assets

Capital paid-in	$731,864,703
Accumulated distributions in excess of net investment income	(736,343)
Accumulated net realized gain on investments and foreign
currency transactions	46,246,702
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	194,087,215

Net assets	$971,462,277

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($10,216,461 ÷ 402,630 shares)	$25.37
Class I ($2,363,209 ÷ 93,070 shares)	$25.39
Class 1 ($243,491,825 ÷ 9,522,888 shares)	$25.57
Class NAV ($715,390,782 ÷ 28,163,016 shares)	$25.40

Maximum offering price per share

Class A (net asset value per share ÷ 95%)	$26.71

14	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,992,604
Securities lending	214,009
Interest	25,500
Less foreign taxes withheld	(350,407)

Total investment income	4,881,706

Expenses

Investment management fees (Note 4)	4,203,311
Distribution and service fees (Note 4)	57,503
Accounting and legal services fees (Note 4)	60,436
Transfer agent fees (Note 4)	5,886
Trustees’ fees (Note 4)	3,919
State registration fees (Note 4)	10,509
Printing and postage (Note 4)	1,783
Professional fees	23,017
Custodian fees	183,035
Registration and filing fees	6,361
Other	5,303

Total expenses	4,561,063
Less expense reductions and amount recaptured (Note 4)	(18,031)

Net expenses	4,543,032

Net investment income	338,674

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	71,957,778
Investments in affiliated issuers	(32,738)
Foreign currency transactions	(51,175)
71,873,865
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	200,767,767
Investments in affiliated issuers	(344)
Translation of assets and liabilities in foreign currencies	17,843
200,785,266
Net realized and unrealized gain	272,659,131

Increase in net assets from operations	$272,997,805

See notes to financial statements	Semiannual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-11	ended
	(unaudited)	8-31-10
Increase (decrease) in net assets

From operations
Net investment income	$338,674	$4,376,194
Net realized gain	71,873,865	20,688,948
Change in net unrealized appreciation (depreciation)	200,785,266	11,532,946

Increase in net assets resulting from operations	272,997,805	36,598,088

Distributions to shareholders
From net investment income
Class I	(4,520)	—
Class 1	(861,433)	(998,904)
Class NAV	(3,098,884)	(3,812,968)
From net realized gain
Class A	(12,086)	—
Class I	(3,001)	—
Class 1	(347,749)	—
Class NAV	(1,133,433)	—

Total distributions	(5,461,106)	(4,811,872)

From Fund share transactions (Note 5)	(2,357,925)	6,008,992

Total increase	265,178,774	37,795,208

Net assets

Beginning of period	706,283,503	668,488,295

End of period	$971,462,277	$706,283,503

Undistributed (accumulated distribution in excess of)
net investment income	($736,343)	$2,889,820

16	Natural Resources Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$18.34	$20.70
Net investment income (loss)[3]	(0.06)	0.05
Net realized and unrealized gain (loss) on investments	7.13	(2.41)
Total from investment operations	7.07	(2.36)
Less distributions
From net realized gain	(0.04)	—
Net asset value, end of period	$25.37	$18.34
Total return (%)[4]	38.57[5,6]	(11.40)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.78[7]	1.81[7]
Expenses including reductions and amounts recaptured	1.60[7]	1.60[7]
Net investment income (loss)	(0.53)[7]	0.41[7]
Portfolio turnover (%)	50	70[8]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Natural Resources Fund	17

CLASS I SHARES Period ended	2-28-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$18.37	$20.70
Net investment income (loss)[3]	(0.02)	0.10
Net realized and unrealized gain (loss) on investments	7.14	(2.43)
Total from investment operations	7.12	(2.33)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.04)	—
Total distributions	(0.10)	—
Net asset value, end of period	$25.39	$18.37
Total return (%)	38.81[4,5]	(11.26)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.78[6]	1.54[6]
Expenses including reductions and amounts recaptured	1.30[6]	1.30[6]
Net investment income (loss)	(0.18)[6]	0.82[6]
Portfolio turnover (%)	50	70[7]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS 1 SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance

Net asset value, beginning of period	$18.51	$17.66	$35.15	$42.52	$35.71	$28.70
Net investment income[3]	—[4]	0.10	0.18	0.18	0.22	0.34
Net realized and unrealized gain (loss)
on investments	7.20	0.87	(11.42)	3.88	8.52	6.70
Total from investment operations	7.20	0.97	(11.24)	4.06	8.74	7.04
Less distributions
From net investment income	(0.10)	(0.12)	(0.19)	(0.23)	(0.34)	(0.03)
From net realized gain	(0.04)	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.14)	(0.12)	(6.25)	(11.43)	(1.93)	(0.03)
Net asset value, end of period	$25.57	$18.51	$17.66	$35.15	$42.52	$35.71
Total return (%)	38.96[5,6]	5.43[5]	(27.25)	7.02	25.57	24.55[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$243	$154	$139	$171	$111	$81
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.11[7]	1.11	1.11	1.11	1.14	1.12[7]
Expenses including reductions and
amounts recaptured	1.11[7]	1.11	1.11	1.11	1.14	1.12[7]
Net investment income	0.03[7]	0.52	1.06	0.44	0.58	1.13[7]
Portfolio turnover (%)	50	70	22	34	54	71

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class 1 shares is 10-15-05.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

18	Natural Resources Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance

Net asset value, beginning of period	$18.39	$17.55	$35.01	$42.39	$35.60	$28.60
Net investment income[3]	0.01	0.11	0.18	0.19	0.24	0.33
Net realized and unrealized gain (loss)
on investments	7.15	0.86	(11.37)	3.88	8.48	6.71
Total from investment operations	7.16	0.97	(11.19)	4.07	8.72	7.04
Less distributions
From net investment income	(0.11)	(0.13)	(0.21)	(0.25)	(0.34)	(0.04)
From net realized gain	(0.04)	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.15)	(0.13)	(6.27)	(11.45)	(1.93)	(0.04)
Net asset value, end of period	$25.40	$18.39	$17.55	$35.01	$42.39	$35.60
Total return (%)	39.00[4,5]	5.45[4]	(27.20)	7.08	25.61	24.62[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$715	$548	$529	$500	$731	$692
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.06[6]	1.06	1.06	1.06	1.09	1.07[6]
Expenses including reductions and
amounts recaptured	1.06[6]	1.06	1.06	1.06	1.09	1.07[6]
Net investment income	0.10[6]	0.58	1.10	0.45	0.64	1.11[6]
Portfolio turnover (%)	50	70	22	34	54	71

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class NAV shares is 10-15-05.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Natural Resources Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, state registration and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Natural Resources Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$596,020,468	$487,401,847	$108,618,621	—
Industrials	2,452,617	—	2,452,617	—
Materials	341,461,602	124,204,413	217,257,189	—
Warrants	10,609,331	—	10,609,331	—
Securities Lending
Collateral	165,998,459	165,998,459	—	—
Short-Term Investments	39,500,000	—	39,500,000	—
Total Investments in
Securities	$1,156,042,477	$777,604,719	$378,437,758	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Semiannual report | Natural Resources Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended February 28, 2011, the Fund had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

22	Natural Resources Fund | Semiannual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,883,164 available to offset future net realized capital gains as of August 31, 2010. The loss carryforward expires as follows: August 31, 2017 — $3,213,814 and August 31, 2018 — $7,669,350.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

Semiannual report | Natural Resources Fund	23

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the Fund’s aggregate net assets; (b) 0.975% of the next $1,000,000,000; and (c) 0.950% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust, an affiliate of the Trust. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 28, 2011 were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.20% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser contractually has agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class A and Class I shares. This agreement excluded taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% and 1.30% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2011.

Accordingly, these expense reductions amounted to $5,306, $3,935, $2,050 and $6,740 for Class A, Class I, Class 1 and Class NAV shares, respectively, for the six months ended February 28, 2011.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended February 28, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

24	Natural Resources Fund | Semiannual report

AMOUNT ELIGIBLE FOR	AMOUNT ELIGIBLE	AMOUNT RECOVERED DURING
RECOVERY THROUGH	FOR RECOVERY THROUGH	THE SIX MONTHS ENDED
AUGUST 1, 2013	FEBRUARY 1, 2014	FEBRUARY 28, 2011

$3,278	$9,160	—

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% and 0.05% for Class A and Class 1 shares, respectively, for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $50,140 for the six months ended February 28, 2011. Of this amount, $6,457 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $43,278 was paid as sales commissions to broker-dealers and $405 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 and Class NAV shares do not pay transfer agent fees. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$8,914	$5,465	$5,434	$1,327

Class I	—	421	5,075	456
Class 1	48,589	—	—	—
Total	$57,503	$5,886	$10,509	$1,783

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Natural Resources Fund	25

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2011 and for the year ended
August 31, 2010 were as follows:

	Six months ended 2-28-11		Year ended 8-31-10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	289,739	$6,588,246	187,368	$3,755,265
Distributions reinvested	499	11,642	—	—
Repurchased	(55,608)	(1,183,813)	(19,368)	(367,536)
Net increase	234,630	$5,416,075	168,000	$3,387,729

Class I shares

Sold	37,687	$847,867	58,426	$1,216,167
Distributions reinvested	323	7,521	—	—
Repurchased	(3,366)	(72,079)	—	(8)
Net increase	34,644	$783,309	58,426	$1,216,159

Class 1 shares

Sold	1,436,520	$33,734,672	1,591,445	$32,465,155
Distributions reinvested	51,520	1,209,182	48,775	998,904
Repurchased	(266,681)	(5,806,510)	(1,211,785)	(23,348,764)
Net increase	1,221,359	$29,137,344	428,435	$10,115,295

Class NAV shares

Sold	1,232,720	$27,715,826	5,546,181	$106,543,381
Distributions reinvested	181,489	4,232,317	187,461	3,812,968
Repurchased	(3,074,410)	(69,642,796)	(6,072,363)	(119,066,540)
Net decrease	(1,660,201)	($37,694,653)	(338,721)	($8,710,191)

Net increase (decrease)	(169,568)	($2,357,925)	316,140	$6,008,992

1 The inception date for Class A and Class I shares is 1-4-10.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class 1 and Class NAV shares on February 28, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $405,250,664 and $407,803,491, respectively, for the six months ended February 28, 2011.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At February 28, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Aggressive Portfolio	12.6%
Lifestyle Balanced Portfolio	19.8%
Lifestyle Growth Portfolio	26.3%

26	Natural Resources Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Natural Resources Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Natural Resources Fund.	354SA 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock

MUTUAL FUNDS

John Hancock

Strategic Income Opportunities Fund

Semiannual Report

2.28.11

A look at performance

For the period ended February 28, 2011

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-28-11	2-28-11

Class A3	9.51	—	—	7.44	3.83	9.51	—	—	41.54	4.53	4.44

Class C3	12.96	—	—	7.14	7.34	12.96	—	—	39.58	4.03	3.91

Class I3,4	15.05	—	—	9.20	8.81	15.05	—	—	53.06	5.12	5.12

Class NAV [4]	15.18	—	—	9.26	8.86	15.18	—	—	53.47	5.19	5.19

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The net expenses are as follows: Class A — 1.19% and Class C — 1.89%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.23% and Class C — 1.94%. For all other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.83% and Class NAV — 0.77%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 4-28-06 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

4 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

6	Strategic Income Opportunities Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class A2	4-28-06	$14,821	$14,154	$13,415

Class C2	4-28-06	13,958	13,958	13,415

Class I2,3	4-28-06	15,306	15,306	13,415

Assuming all distributions were reinvested for the period indicated, the table above shows the value of $10,000 investment in the Fund’s Class A, Class C and Class I shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 NAV represents net asset value.

2 4-28-06 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is 1-4-10. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Strategic Income Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,086.20	$6.05

Class C	1,000.00	1,082.40	9.66

Class I	1,000.00	1,087.10	4.14

Class NAV	1,000.00	1,088.60	3.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,019.00	$5.86

Class C	1,000.00	1,015.50	9.35

Class I	1,000.00	1,020.80	4.01

Class NAV	1,000.00	1,021.10	3.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 0.80% and 0.74% for Class A, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Opportunities Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	46%	Collateralized Mortgage Obligations	3%

Foreign Government Obligations	26%	Common Stocks	2%

Term Loans	4%	Capital Preferred Securities	2%

Municipal Bonds	4%	Asset-Backed Securities	1%

Convertible Bonds	4%	Short-Term Investments & Other	5%

Preferred Securities	3%

Sector Composition[1,2]

Foreign Government Obligations	26%	Collateralized Mortgage Obligations	3%

Financials	23%	Consumer Staples	2%

Consumer Discretionary	13%	Health Care	2%

Materials	6%	Information Technology	1%

Industrials	5%	Utilities	1%

Telecommunication Services	4%	Asset-Backed Securities	1%

Energy	4%	Short-Term Investments & Other	5%

Municipal Bonds	4%

Quality Composition[1,3]

AAA	25%	B	18%

AA	7%	CCC & Below	5%

A	7%	Not Rated	7%

BBB	8%	Equity	2%

BB	16%	Short-Term Investments & Other	5%

1 As a percentage of net assets on 2-28-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 2-28-11 and do not reflect subsequent downgrades, if any.

10	Strategic Income Opportunities Fund | Semiannual report

Fund’s investments

As of 2-28-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 46.83%				$737,267,699

(Cost $693,445,686)

Consumer Discretionary 8.88%				139,861,755

Auto Components 1.27%

Allison Transmission, Inc. (S)	11.000	11-01-15	$6,340,000	6,894,794

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	5,140,400	5,603,036

Exide Technologies (S)	8.625	02-01-18	2,200,000	2,345,750

Lear Corp.	8.125	03-15-20	2,500,000	2,800,000

Lear Corp., Series B, Escrow Certificates (I)	8.750	12-01-16	940,000	21,150

Tenneco, Inc. (S)	6.875	12-15-20	1,600,000	1,660,000

The Goodyear Tire & Rubber Company	10.500	05-15-16	325,000	370,500

TRW Automotive, Inc. (S)	8.875	12-01-17	340,000	384,625

Auto Manufacturers 0.06%

Volvo Treasury AB (S)	5.950	04-01-15	850,000	928,708

Automobiles 0.06%

Hyundai Capital America (S)	3.750	04-06-16	955,000	938,332

Food Products 0.19%

Simmons Foods, Inc. (S)	10.500	11-01-17	2,735,000	2,946,963

Hotels, Restaurants & Leisure 2.76%

Choctaw Resort Development Enterprise (S)	7.250	11-15-19	218,000	164,590

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	6,475

Great Canadian Gaming Corp. (S)	7.250	02-15-15	1,570,000	1,605,325

HRP Myrtle Beach Operations LLC (H)(S)	Zero	04-01-12	1,685,000	0

Jacobs Entertainment, Inc.	9.750	06-15-14	5,110,000	5,186,650

Landry’s Restaurants, Inc. (S)	11.625	12-01-15	620,000	672,700

Landry’s Restaurants, Inc.	11.625	12-01-15	1,385,000	1,502,725

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	464,000	417,600

Majestic Star Casino LLC (H)	9.500	10-15-10	1,360,000	725,900

Mandalay Resort Group	6.375	12-15-11	1,595,000	1,610,950

Mashantucket Western Pequot Tribe, Series A
(H)(S)	8.500	11-15-15	2,015,000	201,500

MGM Resorts International (S)	9.000	03-15-20	540,000	589,950

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)	11.625	04-15-16	205,000	218,325

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	255,000	258,188

Mohegan Tribal Gaming Authority	8.000	04-01-12	3,355,000	2,876,913

Mohegan Tribal Gaming Authority	7.125	08-15-14	6,100,000	4,468,250

MTR Gaming Group, Inc.	12.625	07-15-14	4,565,000	4,861,725

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

MTR Gaming Group, Inc., Series B	9.000	06-01-12	$4,745,000	$4,400,988

Pokagon Gaming Authority (S)	10.375	06-15-14	1,934,000	2,016,195

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	635,000	673,894

Snoqualmie Entertainment Authority (S)	9.125	02-01-15	2,985,000	2,985,000

Turning Stone Resort Casino Enterprises (S)	9.125	09-15-14	5,365,000	5,512,538

Waterford Gaming LLC (S)	8.625	09-15-14	1,876,000	877,030

Yonkers Racing Corp. (S)	11.375	07-15-16	1,524,000	1,710,690

Household Durables 0.09%

Beazer Homes USA, Inc. (S)	9.125	05-15-19	980,000	1,010,625

Standard Pacific Corp.	8.375	05-15-18	385,000	408,100

Household Products 0.19%

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	2,070,000	2,142,450

Reynolds Group Issuer, Inc. (S)	8.250	02-15-21	870,000	872,175

Media 3.53%

AMC Entertainment Holdings, Inc. (S)	9.750	12-01-20	3,290,000	3,528,525

AMC Entertainment, Inc.	8.750	06-01-19	1,465,000	1,573,044

AMC Entertainment, Inc.	8.000	03-01-14	5,255,000	5,333,825

Cablevision Systems Corp.	8.625	09-15-17	1,630,000	1,825,600

Cablevision Systems Corp.	8.000	04-15-20	1,300,000	1,417,000

Canadian Satellite Radio Holdings, Inc. (P)	1.500	02-14-16	132,650	115,708

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	5,418,017	6,562,573

CCO Holdings LLC/CCO Holdings Capital
Corp. (S)	7.000	01-15-19	780,000	791,700

CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01-15-19	1,235,000	1,256,613

Cinemark USA, Inc.	8.625	06-15-19	500,000	545,000

Citadel Broadcasting Corp. (S)	7.750	12-15-18	335,000	359,288

Clear Channel Communications, Inc.	10.750	08-01-16	5,305,000	5,172,375

Clear Channel Communications, Inc. (S)	9.000	03-01-21	1,690,000	1,717,463

Clear Channel Communications, Inc., PIK	11.000	08-01-16	2,759,203	2,641,937

Comcast Corp.	4.950	06-15-16	805,000	859,896

CSC Holdings LLC	8.500	06-15-15	1,450,000	1,587,750

Nexstar Broadcasting, Inc.	7.000	01-15-14	230,000	224,250

Nexstar Broadcasting, Inc., PIK	7.000	01-15-14	699,997	678,997

Radio One, Inc., PIK (S)	12.500	05-24-16	422,128	440,068

Regal Cinemas Corp.	8.625	07-15-19	295,000	316,388

Regal Entertainment Group	9.125	08-15-18	1,210,000	1,294,700

Shaw Communications, Inc. (CAD)(D)	6.500	06-02-14	1,110,000	1,249,694

Shaw Communications, Inc. (CAD)(D)	5.700	03-02-17	610,000	671,217

Shaw Communications, Inc. (CAD)(D)	5.500	12-07-20	1,580,000	1,644,807

Sirius XM Radio, Inc. (S)	8.750	04-01-15	$5,055,000	5,604,731

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	2,015,000	0

Videotron Ltee (CAD)(D)(S)	7.125	01-15-20	1,475,000	1,602,164

XM Satellite Radio, Inc. (S)	13.000	08-01-13	$5,495,000	6,552,788

Young Broadcasting, Inc. (H)	10.000	03-01-11	680,000	7

Multiline Retail 0.15%

Michaels Stores, Inc.	11.375	11-01-16	2,100,000	2,294,250

12	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Personal Products 0.06%

Diversey, Inc.	8.250	11-15-19	$440,000	$479,050

Revlon Consumer Products Corp.	9.750	11-15-15	400,000	434,000

Specialty Retail 0.43%

Empire Today LLC/Empire Today
Finance Corp. (S)	11.375	02-01-17	2,565,000	2,680,425

Giraffe Acquisition Corp. (S)	9.125	12-01-18	1,265,000	1,290,300

Hillman Group, Inc.	10.875	06-01-18	1,770,000	1,947,000

Sonic Automotive, Inc.	9.000	03-15-18	350,000	374,500

Toys R Us Property Company LLC	8.500	12-01-17	495,000	538,313

Textiles, Apparel & Luxury Goods 0.09%

Phillips-Van Heusen Corp.	7.375	05-15-20	1,300,000	1,384,500

Consumer Staples 2.04%				32,101,564

Beverages 0.19%

Anheuser-Busch InBev Worldwide, Inc. (BRL)(D)	9.750	11-17-15	4,848,000	2,979,373

Commercial Services & Supplies 0.19%

ARAMARK Corp.	8.500	02-01-15	$2,855,000	2,983,475

Food Products 1.34%

Arcor (S)	7.250	11-09-17	785,000	821,503

B&G Foods, Inc.	7.625	01-15-18	1,345,000	1,435,788

Blue Merger Sub, Inc. (S)	7.625	02-15-19	1,265,000	1,277,650

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	2,070,000	2,189,025

Cosan SA Industria e Comercio (S)	8.250	— (Q)	5,230,000	5,230,000

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	1,765,000	1,741,100

JBS Finance II, Ltd. (S)	8.250	01-29-18	3,370,000	3,403,700

TreeHouse Foods, Inc.	7.750	03-01-18	1,000,000	1,082,500

Viterra, Inc. (CAD)(D)	8.500	07-07-14	3,460,000	3,903,206

Household Products 0.32%

Yankee Candle Company, Inc.	8.500	02-15-15	$3,515,000	3,677,569

Yankee Candle Company, Inc., Series B	9.750	02-15-17	730,000	779,275

YCC Holdings LLC/Yankee Finance, Inc., PIK (S)	10.250	02-15-16	580,000	597,400

Energy 3.61%				56,909,425

Energy Equipment & Services 0.51%

Calfrac Holdings LP (S)	7.500	12-01-20	2,405,000	2,465,125

PHI, Inc.	8.625	10-15-18	3,150,000	3,299,625

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,250,000	1,307,813

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,047,556

Oil, Gas & Consumable Fuels 3.10%

Anadarko Petroleum Corp.	6.375	09-15-17	1,030,000	1,148,032

Arch Coal, Inc.	8.750	08-01-16	2,000,000	2,232,500

Atlas Pipeline Partners LP	8.125	12-15-15	1,120,000	1,169,000

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	1,110,000	1,222,388

Drummond Company, Inc.	7.375	02-15-16	5,610,000	5,806,350

Ecopetrol SA	7.625	07-23-19	1,165,000	1,348,488

Energy Partners, Ltd. (S)	8.250	02-15-18	1,325,000	1,318,375

Enterprise Products Operating LLC, Series G	5.600	10-15-14	980,000	1,086,765

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	930,000	971,850

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Harvest Operations Corp. (S)	6.875	10-01-17	$240,000	$249,600

Linn Energy LLC/Linn Energy Finance Corp. (S)	8.625	04-15-20	1,875,000	2,090,625

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.	6.500	08-15-21	1,745,000	1,742,819

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp., Series B	8.750	04-15-18	520,000	569,400

McMoRan Exploration Company	11.875	11-15-14	4,545,000	4,988,138

Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC (S)	8.875	03-15-18	1,350,000	1,471,500

Overseas Shipholding Group, Inc.	8.125	03-30-18	1,820,000	1,820,000

Pan American Energy LLC (S)	7.875	05-07-21	2,895,000	3,083,175

Petrobras International Finance Company	5.375	01-27-21	2,660,000	2,669,371

Petroleos Mexicanos	6.000	03-05-20	850,000	888,250

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	3,905,000	4,324,788

Regency Energy Partners LP/Regency Energy
Finance Corp.	9.375	06-01-16	2,510,000	2,808,063

Reliance Holdings USA, Inc. (S)	4.500	10-19-20	840,000	794,638

Targa Resources Partners LP	8.250	07-01-16	760,000	805,600

Valero Energy Corp.	6.125	02-01-20	485,000	522,900

Valero Energy Corp.	4.500	02-01-15	485,000	512,773

Westmoreland Coal Company/
Westmoreland Partners (S)	10.750	02-01-18	2,660,000	2,606,800

Williams Partners LP	7.250	02-01-17	460,000	537,118

Financials 16.91%				266,217,234

Capital Markets 1.91%

Ameriprise Financial, Inc. (7.518% to 6-1-16,
then 3 month LIBOR + 2.905%)	7.518	06-01-66	355,000	376,300

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD)(D)	3.860	12-29-17	2,500,000	1,999,120

Macquarie Group, Ltd. (S)	7.300	08-01-14	$595,000	663,753

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	19,600,000	11,250,150

Morgan Stanley & Company, Inc. (BRL)(D)(S)	11.500	10-22-20	5,006,000	3,023,819

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	$7,705,000	8,629,600

Temasek Financial I, Ltd. (SGD)(D)	3.265	02-19-20	5,250,000	4,176,516

Commercial Banks 2.14%

ANZ National International, Ltd. (SGD)(D)	2.950	07-27-15	2,750,000	2,186,094

BOM Capital PLC (S)	6.699	03-11-15	$860,000	896,550

Citizens Republic Bancorp, Inc.	5.750	02-01-13	3,500,000	3,041,724

First Tennessee Bank NA	5.050	01-15-15	508,000	519,690

Huntington Bancshares, Inc.	7.000	12-15-20	740,000	810,042

M&I Marshall & Ilsley Bank	5.000	01-17-17	5,754,000	5,997,227

Regions Financial Corp.	7.375	12-10-37	2,885,000	2,798,450

Royal Bank of Scotland PLC (SGD)(D)(P)	2.049	03-31-14	7,500,000	5,767,947

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	$1,000,000	1,019,500

Standard Chartered Bank (SGD)(D)	2.220	07-05-13	6,000,000	4,742,467

State Bank of India/London (S)	4.500	07-27-15	$1,400,000	1,419,302

Synovus Financial Corp.	5.125	06-15-17	760,000	718,202

The South Financial Group, Inc. (P)	1.715	09-01-37	490,000	387,100

14	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Western Alliance Bancorp	10.000	09-01-15	$2,155,000	$2,262,750

Wilmington Trust Corp.	8.500	04-02-18	938,000	1,086,614

Consumer Finance 0.08%

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,254,524

Diversified Financial Services 9.15%

CCM Merger, Inc. (S)	8.000	08-01-13	4,765,000	4,812,650

Continental Trustees Cayman, Ltd. (7.375% to
10-7-20, then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,661,563

Corp. Andina de Fomento	3.750	01-15-16	2,010,000	1,992,025

Council of Europe Development Bank (AUD)(D)	5.250	05-27-13	2,760,000	2,794,589

Crown Castle Towers LLC (S)	4.883	08-15-20	$2,200,000	2,205,823

Eurofima (AUD)(D)	6.000	01-28-14	3,190,000	3,270,080

European Bank for Reconstruction
& Development (BRL)(D)	9.250	09-10-12	14,910,000	8,953,348

European Investment Bank (NZD)(D)	7.000	01-18-12	2,550,000	1,980,106

European Investment Bank (AUD)(D)	5.375	05-20-14	6,465,000	6,528,539

European Investment Bank (NOK)(D)	4.250	02-04-15	60,300,000	10,941,540

Export-Import Bank of Korea (INR)(D)(S)	6.500	01-25-12	111,800,000	2,462,984

General Electric Capital Australia Funding
Pty, Ltd. (AUD)(D)	7.000	10-08-15	5,300,000	5,473,957

General Electric Capital Australia Funding
Pty, Ltd. (AUD)(D)	6.500	11-15-11	2,870,000	2,937,965

General Electric Capital Corp., Series A (NZD)(D)	7.625	12-10-14	14,055,000	11,456,181

Inter-American Development Bank (AUD)(D)	5.375	05-27-14	5,000,000	5,064,530

Inter-American Development Bank (INR)(D)	4.750	01-10-14	166,600,000	3,608,409

Inter-American Development Bank, Series INTL
(NZD)(D)	7.250	05-24-12	9,930,000	7,819,094

Inter-American Development Bank, Series MPLE
(CAD)(D)	4.250	12-02-12	495,000	529,309

International Bank for Reconstruction
& Development (NZD)(D)	5.375	12-15-14	7,930,000	6,167,616

International Finance Corp. (AUD)(D)	7.500	02-28-13	2,515,000	2,664,311

Kreditanstalt fuer Wiederaufbau (IDR)(D)	7.000	10-22-12	47,700,000,000	5,371,497

Kreditanstalt fuer Wiederaufbau (AUD)(D)	6.000	08-20-20	18,700,000	18,413,857

Kreditanstalt fuer Wiederaufbau (AUD)(D)	5.750	05-13-15	15,350,000	15,560,283

Kreditanstalt fuer Wiederaufbau (NOK)(D)	4.000	12-15-14	13,000,000	2,344,694

Lancer Finance Company SPV, Ltd. (S)	5.850	12-12-16	$489,576	476,841

Landry’s Holdings, Inc. (S)	11.500	06-01-14	3,945,000	3,915,413

Local TV Finance LLC, PIK (S)	9.250	06-15-15	291,721	282,969

Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04-01-15	925,000	952,750

Odebrecht Finance, Ltd. (S)	7.500	10-18-17	970,000	1,052,450

Ono Finance II PLC (S)	10.875	07-15-19	395,000	424,625

Orascom Telecom Finance SCA (S)	7.875	02-08-14	755,000	728,575

TAM Capital, Inc.	7.375	04-25-17	1,205,000	1,223,075

Insurance 2.06%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	12,370,000	13,576,075

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	2,235,000	2,363,513

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Insurance (continued)

CNO Financial Group, Inc. (S)	9.000	01-15-18	$2,930,000	$3,120,450

Glen Meadow Pass-through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	6,530,000	5,795,375

Liberty Mutual Group, Inc. (10.750% to
6-15-38, then 3 month LIBOR + 7.120%) (S)	10.750	06-15-58	1,930,000	2,513,825

MetLife, Inc.	6.400	12-15-36	4,300,000	4,110,370

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	905,000	895,950

Real Estate Investment Trusts 0.05%

Dupont Fabros Technology LP	8.500	12-15-17	790,000	870,975

Real Estate Management & Development 1.52%

CapitaMalls Asia Treasury, Ltd. (SGD)(D)	3.950	08-24-17	7,750,000	6,193,394

Country Garden Holdings Company (S)	11.125	02-23-18	$1,190,000	1,187,620

Realogy Corp. (S)	12.000	04-15-17	6,051,484	6,414,573

Realogy Corp. (S)	11.500	04-15-17	5,955,000	6,342,075

Realogy Corp. (S)	7.875	02-15-19	3,720,000	3,733,950

Health Care 1.08%				16,948,440

Biotechnology 0.07%

Giant Funding Corp. (S)	8.250	02-01-18	1,005,000	1,032,638

Health Care Equipment & Supplies 0.15%

Alere, Inc.	8.625	10-01-18	2,160,000	2,289,600

Health Care Providers & Services 0.57%

BioScrip, Inc.	10.250	10-01-15	700,000	738,500

Community Health Systems, Inc.	8.875	07-15-15	2,240,000	2,374,400

HCA, Inc.	9.125	11-15-14	460,000	482,425

HCA, Inc.	8.500	04-15-19	3,500,000	3,920,000

LifePoint Hospitals, Inc. (S)	6.625	10-01-20	480,000	491,400

Vanguard Health Systems, Inc. (S)	Zero	02-01-16	1,550,000	999,750

Pharmaceuticals 0.29%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	2,908,018	2,987,989

PharmaNet Development Group, Inc. (S)	10.875	04-15-17	1,255,000	1,383,638

Valeant Pharmaceuticals International (S)	7.000	10-01-20	240,000	248,100

Industrials 4.03%				63,419,876

Aerospace & Defense 0.48%

Bombardier, Inc. (S)	7.750	03-15-20	730,000	792,050

Colt Defense LLC/Colt Finance Corp. (S)	8.750	11-15-17	425,000	337,875

Hawker Beechcraft Acquisition Company LLC	8.500	04-01-15	2,025,000	1,625,063

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	2,010,000	2,266,275

TransDigm, Inc. (S)	7.750	12-15-18	2,315,000	2,494,413

Airlines 0.96%

Delta Air Lines, Inc. (S)	12.250	03-15-15	1,595,000	1,826,275

Delta Air Lines, Inc. (S)	9.500	09-15-14	1,967,000	2,144,030

Delta Air Lines, Inc.	6.821	08-10-22	1,279,382	1,349,748

Global Aviation Holdings, Inc.	14.000	08-15-13	3,015,000	3,474,788

United Air Lines, Inc.	12.750	07-15-12	726,739	812,131

United Air Lines, Inc. (S)	12.000	11-01-13	2,400,000	2,646,000

16	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

United Air Lines, Inc.	10.400	11-01-16	$741,281	$859,886

United Air Lines, Inc. (S)	9.875	08-01-13	347,000	377,363

United Air Lines, Inc.	9.750	01-15-17	1,444,263	1,664,513

Building Materials 0.05%

Rearden G Holdings EINS GmbH (S)	7.875	03-30-20	490,000	516,950

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	330,000	344,025

Building Products 0.17%

Nortek, Inc. (S)	10.000	12-01-18	2,535,000	2,706,113

Commercial Services & Supplies 0.44%

Avis Budget Car Rental LLC	9.625	03-15-18	825,000	921,938

Covanta Holding Corp.	7.250	12-01-20	3,780,000	3,969,049

Garda World Security Corp. (S)	9.750	03-15-17	1,820,000	1,956,500

Construction & Engineering 0.28%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	2,230,550	2,397,841

Tutor Perini Corp. (S)	7.625	11-01-18	1,960,000	2,031,050

Electrical Equipment 0.41%

Coleman Cable, Inc.	9.000	02-15-18	1,700,000	1,772,250

WPE International Cooperatief UA (S)	10.375	09-30-20	4,495,000	4,629,850

Industrial Conglomerates 0.42%

Grupo KUO SAB de CV (S)	9.750	10-17-17	3,315,000	3,613,350

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	850,000	901,240

Odebrecht Finance, Ltd. (S)	7.500	09-14-15	1,815,000	1,837,688

Smiths Group PLC (S)	7.200	05-15-19	190,000	210,830

Machinery 0.15%

American Railcar Industries, Inc.	7.500	03-01-14	1,125,000	1,153,125

Thermadyne Holdings Corp. (S)	9.000	12-15-17	1,195,000	1,262,219

Marine 0.13%

Navios Maritime Holdings, Inc./Navios Maritime
Finance II U.S., Inc. (S)	8.125	02-15-19	2,075,000	2,075,000

Road & Rail 0.48%

Kansas City Southern de Mexico SA de CV	8.000	02-01-18	945,000	1,032,413

RailAmerica, Inc.	9.250	07-01-17	972,000	1,076,490

Swift Services Holdings, Inc. (S)	10.000	11-15-18	2,205,000	2,414,475

Western Express, Inc. (S)	12.500	04-15-15	3,145,000	3,050,650

Transportation Infrastructure 0.06%

SCF Capital, Ltd. (S)	5.375	10-27-17	900,000	876,420

Information Technology 0.67%				10,592,438

Communications Equipment 0.07%

CommScope, Inc. (S)	8.250	01-15-19	995,000	1,032,313

Electronic Equipment, Instruments & Components 0.12%

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	1,745,000	1,945,675

IT Services 0.20%

Brightstar Corp. (S)	9.500	12-01-16	2,415,000	2,584,050

Equinix, Inc.	8.125	03-01-18	555,000	602,175

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Software 0.28%

First Data Corp. (S)	8.875	08-15-20	$2,175,000	$2,381,625

Vangent, Inc.	9.625	02-15-15	2,160,000	2,046,600

Materials 5.33%				83,833,181

Chemicals 0.53%

American Pacific Corp.	9.000	02-01-15	2,340,000	2,299,050

Braskem Finance, Ltd. (S)	7.375	— (Q)	1,220,000	1,210,843

Braskem Finance, Ltd. (S)	7.000	05-07-20	1,605,000	1,657,163

Ferro Corp.	7.875	08-15-18	1,665,000	1,773,225

Nova Chemicals Corp.	6.500	01-15-12	125,000	128,750

Rhodia SA (S)	6.875	09-15-20	1,245,000	1,274,569

Containers & Packaging 1.27%

Ball Corp.	6.750	09-15-20	580,000	607,550

Ball Corp.	6.625	03-15-18	195,000	201,094

Berry Plastics Corp. (S)	9.750	01-15-21	1,255,000	1,258,138

Berry Plastics Corp.	8.250	11-15-15	2,680,000	2,870,950

Cascades, Inc.	7.875	01-15-20	545,000	568,844

Graham Packaging Company LP/GPC Capital
Corp. I	9.875	10-15-14	375,000	388,125

Graham Packaging Company LP/GPC Capital
Corp. I	8.250	01-01-17	1,455,000	1,556,850

Graham Packaging Company LP/GPC Capital
Corp. I	8.250	10-01-18	490,000	527,975

Graphic Packaging International, Inc.	9.500	06-15-17	1,505,000	1,670,550

Graphic Packaging International, Inc.	7.875	10-01-18	283,000	304,225

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,123,000

Packaging Dynamics Corp. (S)	8.750	02-01-16	1,320,000	1,351,350

Polymer Group, Inc. (S)	7.750	02-01-19	480,000	499,800

Sealed Air Corp.	7.875	06-15-17	2,065,000	2,298,808

U.S. Corrugated, Inc.	10.000	06-12-13	715,000	700,700

Metals & Mining 2.08%

China Oriental Group Company, Ltd. (S)	7.000	11-17-17	1,750,000	1,706,250

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	561,000

CSN Islands XII Corp. (S)	7.000	— (Q)	1,950,000	1,906,125

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	1,935,000	1,935,000

Gerdau Holdings, Inc. (S)	7.000	01-20-20	790,000	872,950

Gerdau Trade, Inc. (S)	5.750	01-30-21	3,615,000	3,615,000

Metinvest BV (S)	8.750	02-14-18	3,315,000	3,381,300

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	5,400,000	5,562,000

Rain CII Carbon LLC (S)	8.000	12-01-18	7,890,000	8,422,575

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,150,000	1,519,724

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,465,000	1,788,447

Teck Resources, Ltd.	10.750	05-15-19	505,000	650,592

Vale Overseas, Ltd.	4.625	09-15-20	855,000	839,289

Paper & Forest Products 1.45%

ABI Escrow Corp. (S)	10.250	10-15-18	2,300,000	2,576,000

Celulosa Arauco y Constitucion SA (S)	5.000	01-21-21	1,110,000	1,066,578

Clearwater Paper Corp.	10.625	06-15-16	195,000	222,788

Grupo Papelero Scribe SA (S)	8.875	04-07-20	940,000	907,100

18	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products (continued)

Mercer International, Inc. (S)	9.500	12-01-17	$1,605,000	$1,733,400

NewPage Corp.	11.375	12-31-14	5,995,000	5,980,013

PE Paper Escrow GmbH (S)	12.000	08-01-14	515,000	594,825

Pope & Talbot, Inc. (H)	8.375	06-01-13	1,000,000	100

Pope & Talbot, Inc. (H)	8.375	06-01-13	500,000	50

Sappi Papier Holding AG (S)	7.500	06-15-32	3,280,000	2,960,633

Suzano Trading, Ltd. (S)	5.875	01-23-21	3,645,000	3,511,958

Verso Paper Holdings LLC/Verso Paper, Inc.	11.500	07-01-14	510,000	562,275

Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02-01-19	2,570,000	2,685,650

Telecommunication Services 3.77%				59,283,936

Communications Equipment 0.09%

Sable International Finance, Ltd. (S)	7.750	02-15-17	585,000	623,025

SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04-08-20	1,000,000	791,707

Diversified Telecommunication Services 2.01%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	$3,125,000	3,242,188

AT&T, Inc.	6.700	11-15-13	1,240,000	1,403,320

Axtel SAB de CV (S)	9.000	09-22-19	3,000,000	2,887,500

Axtel SAB de CV (S)	7.625	02-01-17	2,715,000	2,579,250

Broadview Networks Holdings, Inc.	11.375	09-01-12	2,345,000	2,336,206

Cincinnati Bell, Inc.	8.750	03-15-18	2,305,000	2,209,919

Frontier Communications Corp.	8.500	04-15-20	1,245,000	1,381,950

Frontier Communications Corp.	7.125	03-15-19	710,000	738,400

GXS Worldwide, Inc.	9.750	06-15-15	2,345,000	2,386,038

Intelsat Bermuda, Ltd.	11.250	02-04-17	4,060,000	4,491,375

Level 3 Financing, Inc.	10.000	02-01-18	280,000	285,250

Virgin Media Secured Finance PLC (S)	5.250	01-15-21	1,260,000	1,274,625

West Corp.	11.000	10-15-16	4,895,000	5,329,431

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,060,000	1,094,450

Wireless Telecommunication Services 1.67%

American Tower Corp.	7.000	10-15-17	1,310,000	1,478,598

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	3,160,000	3,428,600

CC Holdings GS V LLC/Crown Castle
GS III Corp. (S)	7.750	05-01-17	870,000	960,263

Digicel Group, Ltd. (S)	8.875	01-15-15	1,680,000	1,747,200

Digicel, Ltd. (S)	8.250	09-01-17	3,180,000	3,323,100

Nextel Communications, Inc., Series D	7.375	08-01-15	4,940,000	4,952,350

NII Capital Corp.	10.000	08-15-16	695,000	787,088

NII Capital Corp.	8.875	12-15-19	910,000	1,005,550

SBA Tower Trust (S)	5.101	04-15-17	1,495,000	1,581,122

Sprint Capital Corp.	8.750	03-15-32	3,325,000	3,458,000

Sprint Capital Corp.	8.375	03-15-12	3,305,000	3,507,431

Utilities 0.51%				8,099,850

Electric Utilities 0.24%

Appalachian Power Company	5.000	06-01-17	900,000	943,513

Dubai Electricity & Water Authority (S)	7.375	10-21-20	1,910,000	1,785,850

United Maritime Group LLC	11.750	06-15-15	1,100,000	1,133,000

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Independent Power Producers & Energy Traders 0.17%

AES Andres Dominicana/Itabo Dominicana (S)	9.500	11-12-20	$1,985,000	$2,128,913

Listrindo Capital BV (S)	9.250	01-29-15	455,000	509,586

Water Utilities 0.10%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	1,595,000	1,598,988

Foreign Government Obligations 26.05%				$410,196,420

(Cost $398,229,573)

Argentina 0.71%				11,197,677

Provincia de Buenos Aires (S)	11.750	10-05-15	$2,960,000	3,041,400

Provincia de Buenos Aires (S)	10.875	01-26-21	2,095,000	1,958,289

Provincia de Cordoba (S)	12.375	08-17-17	2,245,000	2,329,188

Republic of Argentina	8.750	06-02-17	3,840,000	3,868,800

Australia 1.01%				15,947,282

New South Wales Treasury Corp. (AUD)(D)	6.000	04-01-16	4,915,000	5,064,956

New South Wales Treasury Corp., Series 12
(AUD)(D)	6.000	05-01-12	10,571,000	10,882,326

Brazil 0.37%				5,799,693

Federative Republic of Brazil (BRL)(D)	10.250	01-10-28	9,405,000	5,799,693

Canada 5.01%				78,936,254

Canada Housing Trust (CAD)(D)	4.600	09-15-11	5,545,000	5,810,621

Government of Canada (CAD)(D)	4.000	06-01-16	12,390,000	13,553,057

Government of Canada (CAD)(D)	3.000	12-01-15	14,455,000	15,131,218

Government of Canada (CAD)(D)	2.500	06-01-15	11,710,000	12,053,267

Ontario School Boards Financing Corp.,
Series 01A2 (CAD)(D)	6.250	10-19-16	3,815,000	4,464,871

Province of Ontario (NZD)(D)	6.250	06-16-15	12,870,000	10,229,119

Province of Ontario (CAD)(D)	4.750	06-02-13	4,610,000	5,017,643

Province of Ontario (CAD)(D)	4.500	03-08-15	6,000,000	6,586,074

Province of Ontario	3.150	12-15-17	$3,495,000	3,468,931

Province of Quebec (CAD)(D)	5.250	10-01-13	2,370,000	2,621,453

Chile 0.07%				1,092,938

Republic of Chile	3.875	08-05-20	$1,125,000	1,092,938

Colombia 0.01%				118,085

Republic of Colombia	10.000	01-23-12	110,000	118,085

Indonesia 1.53%				24,029,500

Republic of Indonesia (IDR)(D)	14.250	06-15-13	12,500,000,000	1,623,205

Republic of Indonesia (IDR)(D)	12.500	03-15-13	23,855,000,000	2,981,741

Republic of Indonesia (IDR)(D)	10.000	07-15-17	36,360,000,000	4,430,512

Republic of Indonesia (IDR)(D)	9.500	06-15-15	92,970,000,000	11,047,174

Republic of Indonesia (IDR)(D)	9.500	07-15-31	22,900,000,000	2,484,612

Republic of Indonesia (S)	5.875	03-13-20	$1,365,000	1,462,256

Malaysia 0.53%				8,406,748

Government of Malaysia (MYR)(D)	3.835	08-12-15	25,250,000	8,406,748

20	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Mexico 0.60%				$9,422,742

Government of Mexico	8.125	12-30-19	$360,000	462,600

Government of Mexico (MXN)(D)	7.500	06-21-12	84,827,300	7,245,292

Government of Mexico	5.875	02-17-14	$550,000	605,000

Government of Mexico	5.625	01-15-17	520,000	573,300

Government of Mexico, Series A	6.375	01-16-13	490,000	536,550

New Zealand 2.16%				34,008,423

Government of New Zealand, Series 1217
(NZD)(D)	6.000	12-15-17	42,960,000	34,008,423

Norway 1.16%				18,197,579

Government of Norway (NOK)(D)	5.000	05-15-15	53,377,000	10,231,672

Government of Norway (NOK)(D)	4.500	05-22-19	42,073,000	7,965,907

Philippines 1.98%				31,159,502

Republic of Philippines (PHP)(D)	8.125	12-16-35	653,520,160	14,999,734

Republic of Philippines (PHP)(D)	6.250	01-14-36	72,000,000	1,486,662

Republic of Philippines (PHP)(D)	5.875	12-16-20	321,278,240	6,968,495

Republic of Philippines (PHP)(D)	4.950	01-15-21	342,000,000	7,704,611

Singapore 1.69%				26,607,731

Republic of Singapore (SGD)(D)	3.250	09-01-20	17,560,000	14,551,231

Republic of Singapore (SGD)(D)	1.375	10-01-14	14,975,000	12,056,500

South Korea 2.60%				40,984,652

Korea Development Bank	4.375	08-10-15	$485,000	497,810

Korea Development Bank (SGD)(D)	2.440	05-25-12	2,500,000	1,991,313

Republic of Korea (KRW)(D)	5.000	06-10-20	14,205,000,000	12,900,403

Republic of Korea, Series 1212 (KRW)(D)	4.250	12-10-12	6,535,000,000	5,847,802

Republic of Korea, Series 1809 (KRW)(D)	5.750	09-10-18	20,780,000,000	19,747,324

Sweden 2.43%				38,292,232

Kingdom of Sweden (SEK)(D)	3.750	08-12-17	120,075,000	19,553,706

Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12-01-20	67,615,000	12,127,485

Swedish Export Credit Company (NZD)(D)	7.625	06-30-14	8,075,000	6,611,041

Turkey 0.09%				1,435,000

Republic of Turkey	6.750	05-30-40	$1,435,000	1,435,000

Ukraine 0.18%				2,855,890

Government of Ukraine (S)	7.950	02-23-21	1,365,000	1,366,937

Government of Ukraine (S)	7.750	09-23-20	980,000	982,450

Government of Ukraine (S)	6.580	11-21-16	515,000	506,503

United Kingdom 3.92%				61,704,492

Government of United Kingdom (GBP)(D)	4.750	03-07-20	30,035,000	53,095,252

Government of United Kingdom (GBP)(D)	3.750	09-07-20	5,271,000	8,609,240

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Capital Preferred Securities 1.75%				$27,610,863

(Cost $26,028,997)

Financials 1.75%				27,610,863

Commercial Banks 1.72%

Banponce Trust I, Series A	8.327	02-01-27	$750,000	544,276

BB&T Capital Trust IV (6.820% to 6-12-37
then 3 month LIBOR + 2.110% quarterly or
1 month LIBOR + 2.108%)	6.820	06-12-57	1,175,000	1,195,082

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,345,000	3,261,375

First Midwest Capital Trust I, Series B	6.950	12-01-33	1,155,000	975,975

Keycorp Capital VII	5.700	06-15-35	2,515,000	2,145,589

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-01-66	4,070,000	3,892,141

Wachovia Capital Trust III (5.800% to 3-15-11,
then greater of 3 month LIBOR + 0.93% or
5.570% quarterly)	5.800	03-29-49	16,635,000	15,137,850

Diversified Financial Services 0.03%

Susquehanna Capital II	11.000	03-23-40	415,000	458,575

Convertible Bonds 3.64%				$57,369,268

(Cost $46,829,780)

Consumer Discretionary 1.42%				22,395,888

Automobiles 0.71%

Ford Motor Company	4.250	11-15-16	$6,125,000	11,193,438

Household Durables 0.23%

D.R. Horton, Inc.	2.000	05-15-14	660,000	754,050

Lennar Corp. (S)	2.750	12-15-20	2,500,000	2,887,500

Media 0.48%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,580,000	7,560,900

Consumer Staples 0.07%				1,152,200

Tobacco 0.07%

Alliance One International, Inc.	5.500	07-15-14	1,120,000	1,152,200

Energy 0.16%				2,453,325

Energy Equipment & Services 0.05%

Newpark Resources, Inc.	4.000	10-01-17	750,000	757,500

Oil, Gas & Consumable Fuels 0.11%

Chesapeake Energy Corp.	2.500	05-15-37	660,000	735,075

Chesapeake Energy Corp.	2.250	12-15-38	1,050,000	960,750

Financials 0.69%				10,911,301

Capital Markets 0.37%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,816,250

Janus Capital Group, Inc.	3.250	07-15-14	955,000	1,166,294

MF Global Holdings, Ltd.	1.875	02-01-16	775,000	814,719

Real Estate Investment Trusts 0.32%

Annaly Capital Management, Inc.	4.000	02-15-15	1,440,000	1,677,600

Developers Diversified Realty Corp.	1.750	11-15-40	2,500,000	2,675,000

ProLogis	3.250	03-15-15	600,000	700,500

22	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Thrifts & Mortgage Finance 0.00%

The PMI Group, Inc.	4.500	04-15-20	$75,000	$60,938

Health Care 0.27%				4,263,723

Biotechnology 0.22%

Dendreon Corp.	2.875	01-15-16	3,029,000	3,007,191

Gilead Sciences, Inc. (S)	1.000	05-01-14	455,000	482,869

Health Care Equipment & Supplies 0.05%

Teleflex, Inc.	3.875	08-01-17	690,000	773,663

Industrials 0.47%				7,293,905

Airlines 0.32%

Continental Airlines, Inc.	4.500	01-15-15	910,000	1,351,350

UAL Corp.	4.500	06-30-21	3,465,000	3,564,792

Trading Companies & Distributors 0.15%

United Rentals, Inc.	4.000	11-15-15	815,000	2,377,763

Information Technology 0.24%				3,805,338

Internet Software & Services 0.24%

Equinix, Inc.	4.750	06-15-16	2,930,000	3,805,338

Materials 0.06%				970,188

Containers & Packaging 0.06%

Owens-Brockway Glass Container, Inc. (S)	3.000	06-01-15	950,000	970,188

Telecommunication Services 0.26%				4,123,400

Wireless Telecommunication Services 0.26%

Clearwire Communications LLC/Clearwire
Finance, Inc. (S)	8.250	12-01-40	3,890,000	4,123,400

Municipal Bonds 3.70%				$58,216,981

(Cost $58,159,276)

California 1.02%				16,098,295

Bay Area Toll Authority	7.043	04-01-50	$1,110,000	1,148,217

California State Public Works Board, Series G2	8.361	10-01-34	1,965,000	2,085,906

City of Long Beach	7.282	11-01-30	480,000	456,970

County of Siskiyou	6.100	06-01-37	760,000	710,805

Los Angeles County Public Works
Financing Authority	7.488	08-01-33	1,880,000	1,839,542

Los Angeles Department of Water & Power	6.603	07-01-50	2,030,000	2,134,241

Los Angeles Department of Water & Power	5.516	07-01-27	3,000,000	2,825,730

Modesto Irrigation District Financing Authority	7.204	10-01-40	1,220,000	1,246,169

Palo Alto Unified School District	5.862	07-01-27	500,000	514,475

San Diego County Regional Airport Authority	6.628	07-01-40	480,000	473,712

State of California	7.300	10-01-39	1,690,000	1,778,100

State of California	6.200	10-01-19	845,000	884,428

District of Columbia 0.22%				3,471,341

District of Columbia Water & Sewer Authority	5.522	10-01-44	2,035,000	2,014,019

Metropolitan Washington Airports Authority,
Series D	8.000	10-01-47	1,505,000	1,457,322

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Florida 0.28%				$4,377,260

County of Sarasota	7.401	10-01-40	$3,130,000	3,389,070

Florida Governmental Utility Authority	7.084	10-01-40	1,000,000	988,190

Georgia 0.14%				2,212,945

Municipal Electric Authority of Georgia	7.055	04-01-57	2,280,000	2,212,945

Hawaii 0.04%				677,902

University of Hawaii	6.034	10-01-40	720,000	677,902

Illinois 0.21%				3,312,550

City of Chicago	7.168	01-01-41	1,275,000	1,257,533

Northern Illinois Municipal Power Agency	7.820	01-01-40	1,850,000	2,055,017

Massachusetts 0.03%				509,977

Commonwealth of Massachusetts	5.731	06-01-40	490,000	509,977

Michigan 0.08%				1,298,634

County of Wayne	10.000	12-01-40	1,230,000	1,298,634

Nevada 0.03%				518,780

County of Clark	6.000	07-01-28	530,000	518,780

New Jersey 0.16%				2,493,868

New Jersey Transportation Trust
Fund Authority	6.104	12-15-28	2,520,000	2,493,868

New York 0.34%				5,310,782

City of New York	6.271	12-01-37	1,230,000	1,287,478

City of New York	5.517	10-01-37	1,995,000	1,887,849

City of New York	5.206	10-01-31	990,000	925,175

Port Authority of New York & New Jersey	5.647	11-01-40	1,260,000	1,210,280

Ohio 0.31%				4,853,113

American Municipal Power-Ohio, Inc.	8.084	02-15-50	2,450,000	2,774,209

American Municipal Power-Ohio, Inc.	5.939	02-15-47	2,400,000	2,078,904

Oklahoma 0.13%				2,073,863

Grand River Dam Authority	7.155	06-01-40	2,025,000	2,073,863

Pennsylvania 0.10%				1,569,136

Pennsylvania Turnpike Commission	5.511	12-01-45	1,775,000	1,569,136

Texas 0.29%				4,475,874

City of San Antonio	5.808	02-01-41	2,140,000	2,210,492

Dallas Area Rapid Transit	5.022	12-01-48	1,390,000	1,249,276

Dallas-Fort Worth International Airport
Facilities Improvement	7.000	01-01-16	1,015,000	1,016,106

Virginia 0.14%				2,176,327

Virginia Resources Authority	6.290	11-01-40	2,175,000	2,176,327

Washington 0.18%				2,786,334

King County Public Hospital District No. 1	8.000	06-15-40	2,250,000	2,290,838

Washington State Convention Center Public
Facilities District	6.790	07-01-40	505,000	495,496

24	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 4.29%				$67,459,690

(Cost $65,683,047)

Consumer Discretionary 1.35%				21,220,492

Hotels, Restaurants & Leisure 0.83%

CCM Merger, Inc. (T)	—	02-11-17	$985,000	997,005

Harrah’s Operating Company, Inc.	3.303	01-28-15	6,775,000	6,276,556

Kalispel Tribal Economic Authority (T)	—	02-22-17	3,900,000	3,822,000

Las Vegas Sands LLC (T)	—	11-23-16	1,623,666	1,615,838

Las Vegas Sands LLC (T)	—	11-23-16	332,991	331,386

Media 0.40%

Clear Channel Communications, Inc. (T)	—	01-28-16	4,635,000	4,243,343

Dex Media West, Inc.	7.000	10-24-14	589,693	540,201

Vertis, Inc.	12.000	12-31-15	1,585,000	1,585,000

Multiline Retail 0.12%

Michaels Stores, Inc.	2.584	10-31-13	1,815,129	1,809,163

Consumer Staples 0.32%				4,925,000

Food Products 0.32%

Del Monte Foods Company (T)	—	03-01-12	4,925,000	4,925,000

Financials 0.27%				4,239,328

Real Estate Management & Development 0.27%

Realogy Corp.	13.500	10-15-17	365,000	402,184

Realogy Corp. (T)	—	10-10-13	3,552,539	3,407,901

Realogy Corp. (T)	—	10-10-13	447,461	429,243

Health Care 0.35%				5,549,902

Health Care Equipment & Supplies 0.03%

Bausch & Lomb, Inc. (EUR)(D)	4.122	04-24-15	397,700	547,434

Health Care Providers & Services 0.32%

Cardinal Health, Inc.	2.512	04-10-14	$3,106,455	3,067,624

Community Health Systems, Inc.	2.560	07-25-14	1,832,483	1,817,594

Community Health Systems, Inc.	2.560	07-25-14	118,211	117,250

Industrials 0.79%				12,437,888

Aerospace & Defense 0.25%

Hawker Beechcraft Acquisition Company LLC	2.303	03-26-14	247,421	221,094

Hawker Beechcraft Acquisition Company LLC	2.273	03-26-14	4,127,815	3,688,590

Airlines 0.45%

Delta Airlines, Inc.	3.514	04-30-14	3,409,875	3,353,043

US Airways Group, Inc.	2.762	03-21-14	4,120,000	3,791,871

Trading Companies & Distributors 0.09%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	1,343,000	1,383,290

Information Technology 0.25%				3,881,954

Software 0.25%

First Data Corp.	3.012	09-24-14	4,100,000	3,881,954

Materials 0.25%				3,977,188

Containers & Packaging 0.25%

Consolidated Container Company LLC (T)	—	09-28-14	4,450,000	3,977,188

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value	Value
Telecommunication Services 0.41%				$6,487,469

Diversified Telecommunication Services 0.41%

Intelsat Jackson Holdings SA	5.250	04-02-18	$2,600,000	2,617,469

Intelsat Jackson Holdings SA	3.303	02-02-14	4,000,000	3,870,000

Utilities 0.30%				4,740,469

Electric Utilities 0.30%

Texas Competitive Electric Holdings
Company LLC (T)	—	10-10-14	5,625,000	4,740,469

Collateralized Mortgage Obligations 2.74%				$43,159,308

(Cost $36,216,833)

Commercial & Residential 2.48%				39,108,393

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.372	12-25-46	$14,294,906	930,901

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	430,000	456,219

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.828	09-20-46	8,757,417	583,765

Downey Savings & Loan Association Mortgage
Loan Trust
Series 2005-AR2, Class X2 IO	2.418	03-19-45	29,081,198	1,224,301

Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.873	05-15-37	3,130,000	3,235,367

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4 (P)	5.882	07-10-38	3,310,000	3,635,230

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.762	09-25-35	3,524,526	3,227,416

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.345	09-19-35	9,197,250	488,280

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.349	05-19-47	18,831,143	123,344

Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO	0.350	07-19-47	22,573,771	122,124

Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.342	08-19-37	15,634,991	98,500

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.217	10-25-36	24,807,787	1,116,350

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.917	10-25-36	25,805,470	1,161,246

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04-15-45	4,461,000	4,749,212

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	2,925,000	3,062,194

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	2,725,000	2,844,401

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.705	10-25-34	2,360,691	2,220,955

Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (P)	5.994	11-25-34	1,722,112	1,759,708

Washington Mutual, Inc.
Series 2005-AR13, Class X IO	1.561	10-25-45	93,709,236	4,662,972

26	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Washington Mutual, Inc.
Series 2005-AR13, Class B1 (P)	0.861	10-25-45	$1,879,815	$330,810

Washington Mutual, Inc.
Series 2005-AR6, Class B1 (P)	0.861	04-25-45	3,055,076	510,925

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.089	04-25-35	2,672,121	2,564,173

U.S. Government Agency 0.26%				4,050,915

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	3,733,516	851,183

Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11-25-39	2,822,044	628,059

Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10-25-39	4,916,372	1,045,886

Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11-25-39	6,816,506	1,525,787

Asset Backed Securities 0.70%				$10,972,041

(Cost $9,881,744)

Asset Backed Securities 0.70%				10,972,041

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	$3,545,000	3,655,781

Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04-25-37	4,818,000	4,962,540

Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D)(S)	1.926	06-15-13	2,285,728	2,353,720

			Shares	Value
Preferred Securities 3.32%				$52,252,408

(Cost $49,292,549)

Consumer Discretionary 0.45%				7,062,625

Automobiles 0.08%

General Motors Company, Series B, 4.750%			24,778	1,260,705

Hotels, Restaurants & Leisure 0.37%

Greektown Superholdings, Inc. (I)			58,712	5,801,920

Energy 0.09%				1,479,703

Oil, Gas & Consumable Fuels 0.09%

Apache Corp., Series D, 6.000%			21,722	1,479,703

Financials 2.78%				43,710,080

Commercial Banks 1.31%

Wells Fargo & Company, Series L, 7.500%			7,435	7,658,050

Zions Bancorporation, Series C, 9.500%			498,200	12,998,038

Diversified Financial Services 1.28%

Bank of America Corp., Series L, 7.250%			5,062	5,082,248

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)			257,710	6,971,056

Citigroup, Inc., 7.500%			60,480	8,134,560

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	27

	Shares	Value
Insurance 0.14%

Hartford Financial Services Group, Inc., Series F, 7.250%	75,800	$2,097,386

Real Estate Investment Trusts 0.05%

FelCor Lodging Trust, Inc., Series A, 1.950%	29,108	768,742

Common Stocks 2.09%		$32,950,871

(Cost $27,734,634)

Consumer Discretionary 0.48%		7,525,196

Auto Components 0.00%

Lear Corp.	15	1,587

Hotels, Restaurants & Leisure 0.02%

Greektown Superholdings, Inc. (I)	3,048	301,203

Media 0.46%

Charter Communications, Inc., Class A (I)	84,100	3,849,257

Citadel Broadcasting Corp., Class A (I)	3,927	136,463

Citadel Broadcasting Corp., Class B (I)	26,708	928,103

Dex One Corp. (I)	5,821	30,677

SuperMedia, Inc. (I)	11,050	93,041

Vertis Holdings, Inc. (I)	110,794	2,184,865

Financials 1.11%		17,451,089

Capital Markets 0.23%

Apollo Investment Corp.	82,797	1,024,199

Ares Capital Corp.	146,967	2,620,422

Commercial Banks 0.16%

Ameris Bancorp (I)	45,098	455,039

First Michigan Bank (I)(R)	372,222	2,050,922

Real Estate Investment Trusts 0.68%

Chimera Investment Corp.	285,470	1,230,376

Homburg Invest, Inc., Class A	294,126	3,454,251

Invesco Mortgage Capital, Inc.	78,817	1,839,589

MFA Financial, Inc.	141,850	1,201,470

Plum Creek Timber Company, Inc.	31,969	1,341,419

Weyerhaeuser Company	65,914	1,608,961

Thrifts & Mortgage Finance 0.04%

Capitol Federal Financial, Inc.	49,402	624,441

Health Care 0.18%		2,906,961

Health Care Providers & Services 0.03%

Laboratory Corp. of America Holdings (I)	4,863	438,302

Pharmaceuticals 0.15%

Johnson & Johnson	40,180	2,468,659

Materials 0.31%		4,930,108

Chemicals 0.15%

LyondellBasell Industries, Class A (I)	62,290	2,372,003

Containers & Packaging 0.16%

Smurfit-Stone Container Corp. (I)	66,548	2,558,105

28	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

			Shares	Value
Telecommunication Services 0.01%				$137,517

Diversified Telecommunication Services 0.01%

Chunghwa Telecom Company, Ltd., ADR			4,660	137,517

Warrants 0.11%				$1,747,300

(Cost $1,156,486)
Citadel Broadcasting Corp. (Expiration Date: 6-3-30; Strike Price $0.001) (I)			50,282	1,747,300

			Notional Par	Value

Options Purchased 0.17%				$2,728,315

(Cost $5,239,701)

Call Options 0.10%				1,605,113

Over the Counter Purchase Call on the AUD vs. USD
(Expiration Date: 7-7-11; Strike Price $1.05; Counterparty:
Royal Bank of Scotland) (I)			150,000,000	1,605,113

Put Options 0.07%				1,123,202

Over the Counter Purchase Put on the EUR vs. USD
(Expiration Date: 5-19-11; Strike Price $1.10; Counterparty:
RBC Dominion Securities) (I)			27,500,000	21,972

Over the Counter Purchase Put on the GBP vs. USD
(Expiration Date: 4-7-11; Strike Price $1.49; Counterparty:
UBS Securities, Inc.) (I)			75,000,000	76,934

Over the Counter Purchase Put on the USD vs. CAD
(Expiration Date: 9-30-11; Strike Price $0.94; Counterparty:
Goldman Sachs & Company) (I)			78,000,000	1,024,296

		Maturity
	Yield (%)*	date	Par value	Value
Short-Term Investments 7.88%				$124,100,000

(Cost $124,100,000)

Short-Term Securities 7.88%				124,100,000

Federal Home Loan Bank Discount Notes	0.070	03-01-11	$124,100,000	124,100,000

Total investments (Cost $1,541,998,306)† 103.27%			$1,626,031,164

Other assets and liabilities, net (3.27%)				($51,529,125)

Total net assets 100.00%			$1,574,502,039

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	29

Notes to Schedule of Investments

Currency abbreviations
AUD — Australian Dollar	MYR — Malaysian Ringgit
BRL — Brazilian Real	MXN — Mexican Peso
CAD — Canadian Dollar	NOK — Norwegian Krone
EUR — Euro	NZD — New Zealand Dollar
GBP — Pound Sterling	PHP — Philippino Peso
IDR — Indonesian Rupiah	SEK — Swedish Krona
INR — Indian Rupee	SGD — Singapore Dollar
KRW — Korean Won

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage	Value as of
Issuer, description	Acquisition date	Acquisition cost	of Fund’s net assets	2-28-11

First Michigan Bank	4-30-10	$2,233,332	0.13%	$2,050,922

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $360,089,770 or 22.87% of the Fund’s net assets as of 02-28-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

* Yield represents the annualized yield at the date of purchase.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $1,544,910,647. Net unrealized appreciation aggregated $81,120,517, of which $102,463,259 related to appreciated investment securities and $21,342,742 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 2-28-11:

United States	50%
Canada	7%
United Kingdom	5%
Australia	3%
New Zealand	3%
Singapore	3%
Germany	3%
South Korea	3%
Sweden	2%
Brazil	2%
Cayman Islands	2%
Philippines	2%
Norway	2%
Indonesia	2%
Other Countries	6%
Short-Term Investments & Other	5%

30	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,541,998,306)	$1,626,031,164
Cash	63,112
Foreign currency, at value (Cost $2,727,836)	2,770,189
Cash held at broker for futures contracts	3,266,400
Receivable for forward foreign currency exchange contracts (Note 3)	10,996,169
Receivable for fund shares sold	19,498,327
Dividends and interest receivable	23,805,810
Receivable due from adviser	5,315
Other receivables and prepaid expenses	70,746

Total assets	1,686,507,232

Liabilities

Payable for investments purchased	93,616,041
Payable for forward foreign currency exchange contracts (Note 3)	15,381,003
Payable for fund shares repurchased	2,137,798
Payable for futures variation margin (Note 3)	148,866
Distributions payable	249,168
Payable to affiliates
Accounting and legal services fees	30,969
Transfer agent fees	114,808
Trustees’ fees	784
Other liabilities and accrued expenses	325,756

Total liabilities	112,005,193

Net assets

Capital paid-in	$1,504,081,135
Accumulated distributions in excess of net investment income	(2,344,824)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(6,464,079)
Net unrealized appreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	79,229,807

Net assets	$1,574,502,039

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	31

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($320,906,722 ÷ 29,144,862 shares)	$11.01
Class C ($80,360,371 ÷ 7,298,291 shares)[1]	$11.01
Class I ($191,493,037 ÷ 17,389,320 shares)	$11.01
Class NAV ($981,741,909 ÷ 89,199,640 shares)	$11.01

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.53

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

32	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$39,151,785
Dividends	1,787,631
Less foreign taxes withheld	(281,919)

Total investment income	40,657,497

Expenses

Investment management fees (Note 5)	3,925,567
Distribution and service fees (Note 5)	573,585
Accounting and legal services fees (Note 5)	83,968
Transfer agent fees (Note 5)	251,896
Trustees’ fees (Note 5)	4,660
State registration fees (Note 5)	27,136
Printing and postage (Note 5)	10,093
Professional fees	41,592
Custodian fees	289,794
Registration and filing fees	24,187
Other	5,439

Total expenses before reductions and amounts recaptured	5,237,917
Net expense reductions and amounts recaptured (Note 5)	(108,384)

Total expenses	5,129,533

Net investment income	35,527,964

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	9,989,990
Futures contracts (Note 3)	2,939,536
Foreign currency transactions	(12,480,478)

449,048
Change in net unrealized appreciation (depreciation) of
Investments	56,361,993
Futures contracts (Note 3)	(561,565)
Translation of assets and liabilities in foreign currencies	1,116,808

56,917,236

Net realized and unrealized gain	57,366,284

Increase in net assets from operations	$92,894,248

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	33

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-11	ended
	(Unaudited)	8-31-10

Increase (decrease) in net assets

From operations
Net investment income	$35,527,964	$44,265,017
Net realized gain	449,048	7,084,957
Change in net unrealized appreciation (depreciation)	56,917,236	30,914,245

Increase in net assets resulting from operations	92,894,248	82,264,219

Distributions to shareholders
From net investment income
Class A	(7,538,605)	(1,559,010)
Class C	(1,985,084)	(463,422)
Class I	(3,522,156)	(767,957)
Class NAV	(34,040,573)	(41,644,611)

Total distributions	(47,086,418)	(44,435,000)

From Fund share transactions (Note 6)	698,780,909	341,592,467

Total increase	744,588,739	379,421,686

Net assets

Beginning of period	829,913,300	450,491,614

End of period	$1,574,502,039	$829,913,300

Undistributed (accumulated distributions in excess of)
net investment income	($2,344,824)	$9,213,630

34	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	2-28-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.53	$10.25
Net investment income[3]	0.31	0.43
Net realized and unrealized gain on investments	0.59	0.33
Total from investment operations	0.90	0.76
Less distributions
From net investment income	(0.42)	(0.48)
Net asset value, end of period	$11.01	$10.53
Total return (%)[4]	8.62[5,6]	7.53[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$321	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.25[7]	1.26[7]
Expenses including reductions and amounts recaptured	1.17[7]	1.17[7]
Net investment income	5.70[7]	6.33[7]
Portfolio turnover (%)	16	49[8]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	2-28-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.53	$10.25
Net investment income[3]	0.27	0.38
Net realized and unrealized gain on investments	0.59	0.33
Total from investment operations	0.86	0.71
Less distributions
From net investment income	(0.38)	(0.43)
Net asset value, end of period	$11.01	$10.53
Total return (%)[4]	8.24[5,6]	6.99[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$80	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.96[7]	1.99[7]
Expenses including reductions and amounts recaptured	1.87[7]	1.87[7]
Net investment income	4.99[7]	5.63[7]
Portfolio turnover (%)	16	49[8]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class C shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	35

CLASS I SHARES Period ended	2-28-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.54	$10.25
Net investment income[3]	0.32	0.46
Net realized and unrealized gain on investments	0.59	0.33
Total from investment operations	0.91	0.79
Less distributions
From net investment income	(0.44)	(0.50)
Net asset value, end of period	$11.01	$10.54
Total return (%)	8.71[4,5]	7.83[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$191	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.81[6]	0.85[6]
Expenses including reductions and amounts recaptured	0.80[6]	0.85[6]
Net investment income	5.99[6]	6.69[6]
Portfolio turnover (%)	16	49[7]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS NAV SHARES Period ended	2-28-11[1]	8-31-10	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance

Net asset value, beginning of period	$10.53	$9.76	$10.02	$10.06	$10.06	$10.00
Net investment income[3]	0.33	0.80	0.69[4]	0.62	0.51	0.14
Net realized and unrealized gain (loss)
on investments	0.59	0.77	0.17	(0.25)	(0.12)	(0.01)
Total from investment operations	0.92	1.57	0.86	0.37	0.39	0.13
Less distributions
From net investment income	(0.44)	(0.80)	(1.04)	(0.41)	(0.39)	(0.07)
From net realized gain	—	—	(0.08)	—	—	—
Total distributions	(0.44)	(0.80)	(1.12)	(0.41)	(0.39)	(0.07)
Net asset value, end of period	$11.01	$10.53	$9.76	$10.02	$10.06	$10.06
Total return (%)	8.86[5,6]	16.55[5]	10.67	3.67	4.01	1.37[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$982	$633	$450	$463	$423	$281
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.75[7]	0.79	0.83[4]	0.76	0.78	0.86[7]
Expenses including reductions and
amounts recaptured	0.74[7]	0.79	0.83[4]	0.76	0.78	0.86[7]
Net investment income	6.21[7]	7.75	7.81[4]	6.03	5.15	4.18[7]
Portfolio turnover (%)	16	49	55	55[8]	97[8]	65[8]

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class NAV shares is 4-28-06.
3 Based on the average daily shares outstanding.
4 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 61% for the year ended 8-31-08 and 106% for the year ended 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions.

36	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of Assets and Liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Portfolios, and other affiliated John Hancock funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

Semiannual report | Strategic Income Opportunities Fund	37

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 2-28-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$737,267,699	—	$718,325,342	$18,942,357
Foreign Government
Obligations	410,196,420	—	410,196,420	—
Capital Preferred Securities	27,610,863	—	27,610,863	—
Convertible Bonds	57,369,268	—	57,369,268	—
Municipal Bonds	58,216,981	—	58,216,981	—
Term Loans	67,459,690	—	62,534,690	4,925,000
Collateralized Mortgage
Obligations	43,159,308	—	40,758,368	2,400,940
Asset Backed Securities	10,972,041	—	10,972,041	—
Preferred Securities	52,252,408	$46,450,488	—	5,801,920
Common Stocks	32,950,871	27,349,315	1,064,566	4,536,990
Warrants	1,747,300	1,747,300	—	—
Options Purchased	2,728,315	—	2,728,315	—
Short-Term Investments	124,100,000	—	124,100,000	—

Total Investments in
Securities	$1,626,031,164	$75,547,103	$1,513,876,854	$36,607,207
Other Financial Instruments
Futures	($660,692)	($660,692)	—	—
Forward Foreign Currency
Contracts	($4,384,834)	—	($4,384,834)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLATERALIZED
	CORPORATE		MORTGAGE	PREFERRED	COMMON
	BONDS	TERM LOANS	OBLIGATIONS	SECURITIES	STOCK	TOTALS

Balance as of 8-31-10	$10,694,981	—	$2,257,307	$9,326,879	$337,044	$22,616,211
Accrued discounts/premiums	24,691	—	12,037	—	—	36,728
Realized gain (loss)	3,095	—	(12,037)	—	—	(8,942)
Change in unrealized
appreciation (depreciation)	426,871	—	525,810	(428,281)	660,058	1,184,458
Net purchases (sales)	7,792,726	$4,925,000	(12,284)	(3,096,678)	3,539,888	13,148,652
Net transfers in and/out of
Level 3	(7)	—	(369,893)	—	—	(369,900)
Balance as of 2–28–11	$18,942,357	$4,925,000	$2,400,940	$5,801,920	$4,536,990	$36,607,207
Change in unrealized at
period end*	$426,871	—	$525,810	(690,378)	$660,058	$922,361

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account

38	Strategic Income Opportunities Fund | Semiannual report

factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Semiannual report | Strategic Income Opportunities Fund	39

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six-month period ended February 28, 2011, the Fund had no significant borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

40	Strategic Income Opportunities Fund | Semiannual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $7,801,949 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2010.

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31:
2015	2016	2017	2018

$570,632	$1,198,513	$3,209,592	$2,823,212

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or

Semiannual report | Strategic Income Opportunities Fund	41

interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six-month period ended February 28, 2011, the Fund used futures contracts to manage duration. The following table summarizes the contracts held at February 28, 2011. During the six-month period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from $50.9 million to $162.0 million, as measured at each quarter end.

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	DEPRECIATION

U.S. Treasury 10-Year	1,361	Short	Jun 2011	($162,022,797)	($660,692)
Note Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six-month period ended February 28, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at February 28, 2011. During the six-month period ended February 28, 2011, the Fund held forward foreign currency contracts with total USD notional absolute values ranging from $1.5 billion to $2.8 billion, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	10,953,080	$10,757,019	Bank of Montreal	3-31-11	$355,081
AUD	15,000,000	15,076,500	Royal Bank of Scotland PLC	3-31-11	141,275
CAD	42,242,663	42,590,308	Bank of Montreal	3-31-11	864,246
CAD	75,920,025	76,526,048	Royal Bank of Canada	3-31-11	1,572,032
CAD	157,121,148	158,597,693	Toronto Dominion Bank	3-31-11	3,031,073
CHF	14,259,750	15,347,917	Royal Bank of Canada	3-31-11	3,921
EUR	7,400,000	9,825,942	Bank of Montreal	3-31-11	381,915
EUR	7,400,000	9,827,200	Royal Bank of Canada	3-31-11	380,657
EUR	15,400,000	20,863,458	Royal Bank of Scotland PLC	3-31-11	379,920

42	Strategic Income Opportunities Fund | Semiannual report

		PRINCIPAL
	PRINCIPAL	AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

EUR	7,400,000	$9,825,128	State Street Bank & Trust	3-31-11	$382,729
			Company
EUR	7,500,000	10,267,868	UBS AG	3-31-11	77,933
GBP	15,000,000	24,000,000	Bank of Montreal	3-31-11	378,932
GBP	7,700,000	12,255,859	Canadian Imperial Bank	3-31-11	258,660
			of Commerce
GBP	16,200,000	26,008,857	Morgan Stanley &	3-31-11	320,390
			Company, Inc.
GBP	30,000,000	48,197,627	Royal Bank of Canada	3-31-11	560,237
GBP	18,750,000	30,078,750	Royal Bank of Scotland PLC	3-31-11	394,916
GBP	7,700,000	12,168,110	State Street Bank & Trust	3-31-11	346,409
			Company
NOK	90,000,000	15,755,199	State Street Bank & Trust	3-31-11	291,558
			Company
NZD	31,200,000	23,421,060	Canadian Imperial Bank of	3-31-11	4,806
			Commerce
SEK	117,028,125	18,230,526	Royal Bank of Canada	3-31-11	221,271
SEK	169,514,850	26,116,912	State Street Bank & Trust	3-31-11	610,453
			Company
Total		$615,737,981			$10,958,414
Sells
AUD	25,953,000	$26,245,548	Royal Bank of Scotland PLC	3-31-11	($84,247)
CAD	23,575,800	24,000,000	Bank of Montreal	3-31-11	(252,162)
CAD	52,016,625	52,847,917	Royal Bank of Canada	3-31-11	(661,002)
CHF	14,201,250	15,326,453	Royal Bank of Canada	3-31-11	37,596
EUR	7,600,000	10,167,280	Bank of Montreal	3-31-11	(316,465)
EUR	14,630,000	19,992,130	Canadian Imperial Bank of	3-31-11	(189,080)
			Commerce
EUR	15,400,000	20,923,364	Royal Bank of Scotland PLC	3-31-11	(320,014)
EUR	15,100,000	20,292,430	State Street Bank & Trust	3-31-11	(537,117)
			Company
EUR	76,489,255	102,016,014	UBS AG	3-31-11	(3,496,336)
GBP	15,000,000	23,840,308	Bank of Montreal	3-31-11	(538,624)
GBP	7,900,000	12,613,022	Bank of Nova Scotia	3-31-11	(226,550)
GBP	16,200,000	26,137,728	Morgan Stanley &	3-31-11	(191,519)
			Company, Inc.
GBP	45,000,000	72,111,901	Royal Bank of Canada	3-31-11	(1,024,896)
GBP	176,190,957	281,641,710	Royal Bank of Scotland PLC	3-31-11	(4,714,785)
GBP	23,100,000	36,630,594	Standard Chartered Bank	3-31-11	(912,962)
GBP	39,500,000	63,321,172	State Street Bank & Trust	3-31-11	(876,683)
			Company
GBP	7,700,000	12,217,590	UBS AG	3-31-11	(296,929)
NOK	90,000,000	16,019,502	State Street Bank & Trust	3-31-11	(27,254)
			Company
SEK	615,000	97,126	Bank of Montreal	3-31-11	159
SEK	117,028,125	18,243,813	Royal Bank of Canada	3-31-11	(207,983)
SEK	101,617,200	15,755,199	State Street Bank & Trust	3-31-11	(266,760)
			Company
SEK	67,282,650	10,368,805	UBS AG	3-31-11	(239,635)
Total		$880,809,606			($15,343,248)

Semiannual report | Strategic Income Opportunities Fund	43

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six-month period ended February 28, 2011, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the six-month period ended February 28, 2011, the Fund held purchased options with markets values ranging from approximately $250,000 to $2.7 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures	—	($660,692)†
futures

Foreign exchange	Receivable/payable for	Forward foreign	$13,724,484	(15,381,003)
contracts	forward foreign cur-	currency contracts/
	rency exchange contracts;	Purchased options
Investments at value*
Total			$13,724,484	($16,041,695)

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities.

44	Strategic Income Opportunities Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended February 28, 2011:

				FOREIGN
	STATEMENT OF		FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	INVESTMENTS[1]	CONTRACTS	TRANSACTIONS[2]	TOTAL

Interest rate	Net realized	—	$2,939,536	—	$2,939,536
contracts	gain (loss)
Foreign currency Net realized		$694,135	—	($15,469,098)	(14,774,963)
contracts	gain (loss)
Total		$694,135	$2,939,536	($15,469,098)	($11,835,427)

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of Operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended February 28, 2011:

				TRANSLATION
				OF ASSETS
				AND LIABILITIES
	STATEMENT OF		FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	INVESTMENTS[1]	CONTRACTS	CURRENCIES[2]	TOTAL

Interest rate	Change in unreal-	—	($561,565)	—	($561,565)
contracts	ized appreciation
	(depreciation)
Foreign currency	Change in unreal-	$299,186	—	($814,205)	(515,019)
contracts	ized appreciation
	(depreciation)
Total		$299,186	($561,565)	($814,205)	($1,076,584)

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of Operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets and

Semiannual report | Strategic Income Opportunities Fund	45

(b) 0.650% of the Fund’s aggregate net assets in excess of $500,000,000. Prior to November 6, 2010, the advisory fees were as follows: a) 0.725% of the first $500 million of the Fund’s aggregate daily net assets and b) 0.65% of the excess over $500 million of the Fund’s aggregate daily net assets. Aggregate net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Trust (JHT). The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. Manulife Asset Management (U.S.) is doing business as John Hancock Asset Management. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six-month period ended February 28, 2011 were equivalent to an annual effective rate of 0.67% of the Fund’s average daily net assets.

Expense reimbursements. The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.17% for Class A shares, 1.87% for Class C shares and 0.90% for Class I shares, of the Fund’s average daily net asset value, on an annual basis. Accordingly, these expense reductions amounted to $71,688 and $24,214 for Class A shares and Class C shares, respectively, for the six-month period ended February 28, 2011. The expense reimbursements and limits will continue in effect until December 31, 2011, and thereafter until terminated by the Adviser.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain funds of the Trust and JHT (the Participating Funds), including Strategic Income Opportunities Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. Accordingly, the expense reduction related to this agreement was $12,482.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six-month period ended February 28, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE PERIOD
THROUGH 8-1-12	THROUGH 8-1-13	THROUGH 2-1-14	ENDED 2-28-11

—	$32,298	$95,902	—

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

46	Strategic Income Opportunities Fund | Semiannual report

share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six-month period ended February 28, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares: 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $735,905 for the six-month period ended February 28, 2011. Of this amount, $90,599 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $642,031 was paid as sales commissions to broker-dealers and $3,275 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSC). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six-month period ended February 28, 2011, CDSCs received by the Distributor amounted to $13,505 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six-month period ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$292,471	$177,975	$11,491	$5,792
Class C	281,114	51,120	7,086	1,791
Class I	—	22,801	8,559	2,510
Total	$573,585	$251,896	$27,136	$10,093

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Strategic Income Opportunities Fund	47

Note 6 — Fund share transactions

Transactions in Fund shares for the six-month period ended February 28, 2011, and for the year ended August 31, 2010, were as follows:

	Six months ended 2-28-11		Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	19,334,848	$210,846,055	11,884,462	$124,922,370
Distributions reinvested	598,987	6,536,720	122,745	1,289,419
Repurchased	(2,172,255)	(23,691,599)	(623,925)	(6,586,345)

Net increase	17,761,580	$193,691,176	11,383,282	$119,625,444

Class C shares[1]

Sold	4,121,696	$44,915,058	3,719,926	$39,098,609
Distributions reinvested	161,791	1,764,993	39,240	412,276
Repurchased	(570,806)	(6,223,457)	(173,556)	(1,827,161)

Net increase	3,712,681	$40,456,594	3,585,610	$37,683,724

Class I shares[1]

Sold	15,163,447	$165,598,947	4,503,364	$47,506,161
Distributions reinvested	274,956	3,002,668	65,422	686,826
Repurchased	(1,811,794)	(19,738,407)	(806,075)	(8,446,399)

Net increase	13,626,609	$148,863,208	3,762,711	$39,746,588

Class NAV shares

Sold	26,175,776	$283,580,980	11,439,481	$118,864,611
Distributions reinvested	3,123,544	34,040,573	4,025,102	41,644,611
Repurchased	(170,507)	(1,851,622)	(1,565,272)	(15,972,511)

Net increase	29,128,813	$315,769,931	13,899,311	$144,536,711

Net increase	64,229,683	$698,780,909	32,630,914	$341,592,467

1The inception date for Class A, Class C and Class I shares is 1-4-10.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV shares on February 28, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $823,095,703 and $180,167,106, respectively, for the six-month period ended February 28, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six-month period ended February 28, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Conservative Portfolio	10.26%
Lifestyle Moderate Portfolio	11.37%
Lifestyle Growth Portfolio	11.45%
Lifestyle Balanced Portfolio	23.86%

48	Strategic Income Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Strategic Income Opportunities Fund	49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	356SA 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock
MUTUAL FUNDS

John Hancock
Alternative Asset Allocation Fund

Semiannual Report
2.28.11

A look at performance

For the period ended February 28, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A4	11.37	—	—	22.50	7.88	11.37	—	—	55.06

Class I2,3,4	16.74	—	—	24.99	13.43	16.74	—	—	61.95

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The net expenses are as follows: Class A — 1.73% and Class I — 1.25%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 6.12% and Class I — 5.64%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 1-2-09.

2 1-2-09 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 12-31-10. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

4 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the Fund’s investments had been allocated to its current mix of underlying funds.

6	Alternative Asset Allocation Fund | Semiannual report

			With
	Period	Without	maximum
	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

Class I2,3	1-2-09	$16,195	$16,195	$15,561	$11,327	$13,645

Assuming all distributions were reinvested for the period indicated, the table above shows the value of $10,000 investment in the Fund’s Class A, and Class I shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

55% MSCI World/45% Barclays Capital U.S. Aggregate Bond Index — Index 3 — is comprised of 55% MSCI World Index and 45% Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 1-2-09 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 12-31-10. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Alternative Asset Allocation Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2010 with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[1]

Class A	$1,000.00	$1,135.60	$3.81

For the class noted below, the example assumes an account value of $1,000 on December 31, 2010 (inception date for Class I) with the same investment held until February 28, 2011.

	Account value	Ending value	Expenses paid during
	on 12-31-10	on 2-28-11	period ended 2-28-11[2]

Class I	$1,000.00	$1,036.60	$0.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Alternative Asset Allocation Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2010, with the same investment held until February 28, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-10	on 2-28-11	period ended 2-28-11[3]

Class A	$1,000.00	$1,021.20	$3.61

Class I	1,000.00	1,023.90	0.95

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.72% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.19% for Class I shares, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Alternative Asset Allocation Fund	9

Asset allocation

Asset Allocation[1]

Fixed Income	39%	Currency	23%

Equity	33%	Other Assets	5%

1 As a percentage of net assets on 2-28-11.

10	Alternative Asset Allocation Fund | Semiannual report

Fund’s investments

Investment companies

Underlying Funds’ Subadvisers

Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
First Quadrant L.P.	(First Quadrant)
John Hancock Asset Management*	(John Hancock)
Pacific Investment Management Company	(PIMCO)
Stone Harbor Investment Partners, LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as
John Hancock Asset Management.

As of 2-28-11 (unaudited)

	Shares	Value

Affiliated Investment Companies 90.33%		$2,968,745

(Cost $2,813,683)

EQUITY 28.52%

John Hancock Funds II (G)

Emerging Markets, Class NAV (DFA)	13,424	$156,250

Global Real Estate, Class NAV (Deutsche)	20,084	156,250

Natural Resources, Class NAV (Wellington)	6,152	156,250

Technical Opportunities, Class NAV (Wellington) (I)	39,524	468,749

FIXED INCOME 61.81%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	80,791	781,249

Global High Yield, Class NAV (Stone Harbor)	29,621	312,499

Multi-Sector Bond, Class NAV (Stone Harbor)	29,933	312,499

Real Return Bond, Class NAV (PIMCO)	25,263	312,499

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	28,383	312,500

Unaffiliated Investment Companies 4.66%		$153,058

(Cost $127,135)

EQUITY 4.66%

PowerShares DB Commodity Index Tracking Fund (I)	5,150	153,058

Total Investments (Cost $2,940,818)† 94.99%		$3,121,803

Other assets and liabilities, net 5.01%		164,668

Total net assets 100.00%		$3,286,471

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	11

Notes to Schedule of Investments

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing

1 Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $2,957,718. Net unrealized appreciation aggregated $164,085, of which $181,674 related to appreciated investment securities and $17,589 related to depreciated investment securities.

12	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $127,135)	$153,058
Investments in affiliated funds, at value (Cost $2,813,683) (Note 9)	2,968,745

Total investments, at value (Cost $2,940,818)	3,121,803
Cash	35,453
Receivable for fund shares sold	231,130
Dividends receivable	3,075
Receivable due from adviser	902
Other receivables and prepaid expenses	148

Total assets	3,392,511

Liabilities

Payable for investments purchased	71,365
Payable to affiliates
Accounting and legal services fees	48
Transfer agent fees	600
Trustees’ fees	10
Other liabilities and accrued expenses	34,017

Total liabilities	106,040

Net assets

Capital paid-in	$2,789,401
Undistributed net investment income	4,047
Accumulated net realized gain on investments	312,038
Net unrealized appreciation on investments	180,985

Net assets	$3,286,471

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,884,830 ÷ 195,945 shares)	$14.72
Class I ($401,641 ÷ 27,264 shares)	$14.73

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$15.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-28-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$22,590

Expenses

Investment management fees (Note 4)	1,590
Distribution and service fees (Note 4)	2,455
Accounting and legal services fees (Note 4)	124
Transfer agent fees (Note 4)	1,490
Trustees’ fees (Note 4)	6
State registration fees (Note 4)	226
Printing and postage (Note 4)	182
Professional fees	23,173
Custodian fees	5,970
Registration and filing fees	2,318
Other	599

Total expenses before reductions and amounts recaptured	38,133
Less expense reductions and amounts recaptured (Note 4)	(32,192)

Net expenses	5,941

Net investment income	16,649

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	10,581
Investments in affiliated issuers	315,068
Capital gain distributions received from underlying funds	14,562
340,211
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,328
Investments in affiliated issuers	(171,110)
(147,782)
Net realized and unrealized gain	192,429

Increase in net assets from operations	$209,078

14	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-11	ended
	(unaudited)	8-31-10
Increase (decrease) in net assets

From operations
Net investment income	$16,649	$45,455
Net realized gain	340,211	48,894
Change in net unrealized appreciation (depreciation)	(147,782)	61,092

Increase in net assets resulting from operations	209,078	155,441

Distributions to shareholders
From net investment income
Class A	(20,910)	(47,301)
From net realized gain
Class A	(65,750)	(16,354)

Total distributions	(86,660)	(63,655)

From Fund share transactions (Note 5)	1,727,064	63,655

Total increase	1,849,482	155,441

Net assets

Beginning of period	1,436,989	1,281,548

End of period	$3,286,471	$1,436,989

Undistributed net investment income	$4,047	$8,308

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	2-28-11[1]	8-31-10	8-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.72	$12.82	$10.00
Net investment income[3,4]	0.14	0.44[5]	0.10
Net realized and unrealized gain on investments	1.69	1.10	2.72
Total from investment operations	1.83	1.54	2.82
Less distributions
From net investment income	(0.20)	(0.47)	—
From net realized gain	(0.63)	(0.17)	—
Total distributions	(0.83)	(0.64)	—
Net asset value, end of period	$14.72	$13.72	$12.82
Total return (%)[6,7]	13.56[8]	12.12	28.20[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	4.42[9]	5.03	6.78[9]
Expenses including reductions and amounts recaptured[10]	0.72[9]	0.71	0.55[9]
Net investment income[4]	1.96[9]	3.25[5]	1.33[9]
Portfolio turnover (%)	59	9	1

1 Semiannual period from 9-1-10 to 2-28-11. Unaudited.
2 The inception date for Class A shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 All expenses have been annualized except Tax expense, which was 0.01% of average net assets. This expense decreased the net investment income (loss) by $0.01 and the net investment income (loss) ratio by 0.05%.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Does not reflect the effect of sales charges, if any.
8 Not annualized.
9 Annualized.
10 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.74% to 1.38% for 2-28-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.

16	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-11[1,2]

Per share operating performance

Net asset value, beginning of period	$14.21
Net investment income	0.03[3,4]
Net realized and unrealized gain on investments	0.49
Total from investment operations	0.52
Net asset value, end of period	$14.73
Total return (%)	3.66[5,6]

Ratios and supplemental data

Net assets, end of period (in thousands)	402
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	4.35[7]
Expenses including reductions and amounts recaptured[8]	0.19[7]
Net investment income	1.39[4,7]
Portfolio turnover (%)	59

1 Period from 12-31-10 to 2-28-11. Unaudited.
2 The inception date for Class I shares is 12-31-10.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds  held by the Fund was as follows: 0.74% to 1.38% for 2-28-11.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	17

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term growth of capital.

The Fund operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust, the John Hancock Funds complex and other permitted investments.

The Funds may offer multiple classes of shares. The shares currently offered are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended February 28, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing

18	Alternative Asset Allocation Fund | Semiannual report

price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the fund in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended February 28, 2011, the Fund had no significant borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Alternative Asset Allocation Fund	19

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to partnerships and excise taxes paid.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser. The management fee has two components: (a) a fee on assets invested in a fund of the Trust, John Hancock Trust (JHT) or John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B (affiliated assets); and (b) a fee on assets invested in investments other than a fund of the Trust or JHF III (other assets). The fee on affiliated assets is 0.150% on an annual basis of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) (aggregate net assets). The fee on other assets is 0.600% on an annual basis of aggregate net assets. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global Investment Management (U.S.A.) Limited), an indirectly owned subsidiaries of MFC and affiliates of the Adviser. Manulife Asset Management (US), LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended February 28, 2011 were equivalent to an annual effective rate of 0.18% of the Fund’s average daily net assets.

Expense reimbursements. The Adviser has contractually agreed to reimburse the Fund for certain Fund expenses that exceed 0.04% of the Fund’s average net assets. Expenses excluded from this

20	Alternative Asset Allocation Fund | Semiannual report

waiver are advisory, transfer agent fee, Rule 12b-1 fees, portfolio brokerage commissions, interest, blue sky, printing and postage, service fees, acquired fees and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser has contractually agreed to waive 0.10% of the Fund’s average net assets. The current expense limitation agreements expire on December 31, 2011 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Effective January 1, 2011, the Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1 fees, transfer agent fees, service fees, state registration fees and printing and postage for Class A and Class I shares, to the extent that the above expenses for each class exceed 0.66% and 0.20%, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2011.

Accordingly, the expense reduction related to the agreement above amounted to $30,301 and $1,891 for Class A and Class I shares, respectively, for the six months ended February 28, 2011.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	DURING PERIOD ENDED
AUGUST 1, 2012	AUGUST 1, 2013	FEBRUARY 1, 2014	FEBRUARY 28, 2011

$44,590	$60,119	$31,846	—

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $28,660 for the six months ended February 28, 2011. Of this amount, $4,716 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,944 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may

Semiannual report | Alternative Asset Allocation Fund	21

be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$2,455	$1,467	$226	$170
Class I	—	23	—	12
Total	$2,455	$1,490	$226	$182

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2011, and for the year ended August 31, 2010, were as follows:

	Six months ended 2-28-11		Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	105,244	$1,536,522	—	—
Distributions reinvested	6,124	86,659	4,761	$63,655
Repurchased	(20,184)	(287,717)	—	—
Net increase	91,184	$1,335,464	4,761	$63,655

Class I shares[1]

Sold	27,264	$391,600	—	—
Net increase	27,264	$391,600	—	—

Net increase	118,448	$1,727,064	—	—

1 Period from 12-31-10 (inception date) to 2-28-11.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,609,791 and $1,054,967, respectively, for the six months ended February 28, 2011.

Note 7 – Investment in affiliated underlying funds

Alternative Asset Allocation Fund invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying Fund’s net assets. For the six months ended February 28, 2011, the Fund does not hold 5% or more of an underlying Funds’ net assets.

22	Alternative Asset Allocation Fund | Semiannual report

Evaluation of Subadvisory Agreement by the Board of Trustees

At its meeting on December 17, 2010, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Independent Trustees, approved the appointment of John Hancock Asset Management a division of Manulife Asset Management (US) LLC (John Hancock Asset Management or the Subadviser) as an additional subadviser to the Alternative Asset Allocation Fund (the Portfolio), a series of the Trust.

This section describes the evaluation by the Board of Trustees of the amendment to the subadvisory agreement between John Hancock Investment Management Services, LLC (the Adviser), the adviser to the Portfolio, and the Subadviser relating to the Portfolio (the Subadvisory Agreement Amendment).

Evaluation of Subadvisory Agreement by the Board of Trustees

The Board, including the Independent Trustees, is responsible for approving the Adviser’s selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the fund;

2. the investment performance of the fund and its subadviser;

3. the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser and its affiliates (including the Adviser with respect to affiliated subadvisers) from the relationship with the Trust; and

5. comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considers, the Board reviews:

1. information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other John Hancock funds managed by the subadviser; and

3. the subadvisory fee for the fund, including any breakpoints.

The Board approved the Subadvisory Agreement Amendment with the Subadviser for the Portfolio at its meeting on December 17, 2010. Particular considerations of the Board in approving the Subadvisory Agreement Amendment included the following:

1. The subadvisory fees for the Portfolio are paid by the Adviser, not the Portfolio, and are reasonable, and approval of the Subadvisory Agreement Amendment will not result in any change in the advisory fees for the Portfolio.

Semiannual report | Alternative Asset Allocation Fund	23

2. Approval of the Subadvisory Agreement Amendment reflects the re-allocation of subadvisory services between the Subadviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (John Hancock Asset Management (North America)), the current subadviser to the Portfolio, each of which is affiliated with the Adviser.

3. The personnel of John Hancock Asset Management (North America) and the Adviser who have currently and previously managed the assets of the Portfolio, with John Hancock Asset Management (North America) and the Subadviser, are expected to continue to manage the Portfolios and the Board is generally satisfied with their skill and experience and with the performance of the Portfolio.

4. The performance of the Portfolio as noted below and management’s discussion of the same:

a. The Alternative Asset Allocation Fund has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010.

5. John Hancock Asset Management has demonstrated skill as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Trust and may be expected to provide a high quality of investment management services and personnel to the Portfolio.

In addition, the Board reviewed the subadvisory fees to be paid to the Subadviser with respect to the Portfolio, which operates as a fund of funds and invests in underlying funds. The Board concluded, with respect to the Portfolio, that the subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds. The Board also concluded that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Portfolio and those of its underlying funds.

24	Alternative Asset Allocation Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Charles A. Rizzo	is fairly and accurately stated in all material respects.
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Alternative Asset Allocation Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation.	345SA 2/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/11

John Hancock

MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report

2.28.11

John Hancock

Lifecycle 2045 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

Asset Allocation

Equity	93% of Total

U.S. Large Cap	46%

International Large Cap	11%

Emerging Markets	9%

U.S. Mid Cap	9%

U.S. Small Cap	5%

International Small Cap	4%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

Fixed Income	7% of Total

Currency	2%

Bank Loan	1%

Global Bond	1%

High-Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2045 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 25.63%, 25.49%, 25.73%, 25.79%, 25.91%, and 26.01%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 26.17%.1 The Morningstar, Inc. Target-Date 2041–2045 category average returned 24.62%.2

Performance review

The Portfolio outperformed the Morningstar average (based on Class A shares), but modestly underperformed the blended benchmark. Asset allocation detracted slightly from relative performance, with positive results from allocations in sectors such as small- and mid-cap equities, global natural resources, bank loans, multi-sector and high-yield bonds outweighed by underperformance principally in emerging and international developed equities and currency.

Manager selection also hurt performance slightly relative to the blended benchmark. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, selection in sectors such as consumer discretionary, and its overweight position to Hong Kong. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

Conversely, there were a number of bright spots among manager performance. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions and good stock selection in technology, while underweighting the consumer staples sector. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. The Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap value managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 100% S&P/0% BarCap and from 12-1-07 to 2-28-11, blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

4	Lifecycle 2045 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,991	$11,039	$11,172	$11,315	$11,315

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	10,738	10,738	10,738	10,738	10,738

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1 / 0% Index 2, and from 12-1-07 to 2-28-11 blend is 95% Index 1 / 5% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	16.04%	21.88%	22.11%	22.33%	22.75%	22.70%

Average annual total returns — Since inception[3]	1.20%	2.20%	2.30%	2.59%	2.89%	2.89%

Cumulative returns — 6 months	19.30%	25.49%	25.73%	25.79%	25.91%	26.01%

Cumulative returns — 1 year	16.04%	21.88%	22.11%	22.33%	22.75%	22.70%

Cumulative returns — Since inception[3]	5.31%	9.91%	10.39%	11.72%	13.15%	13.15%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.35%, Class R1 — 1.50%, Class R3 — 1.40%, Class R4 — 1.15% and Class R5 — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.46%, Class R1 — 2.22%, Class R3 — 3.07%, Class R4 — 4.38% and Class R5 —4.06%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.90%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2045 Portfolio	5

John Hancock

Lifecycle 2040 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

Asset Allocation

Equity	93% of Total

U.S. Large Cap	46%

International Large Cap	11%

Emerging Markets	9%

U.S. Mid Cap	9%

U.S. Small Cap	5%

International Small Cap	4%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

Fixed Income	7% of Total

Currency	2%

Bank Loan	1%

Global Bond	1%

High-Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2040 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 25.60%, 25.61%, 25.60%, 25.67%, 25.91%, and 25.89%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 26.17%.1 The Morningstar, Inc. Target-Date 2036–2040 category average returned 22.50%.2

Performance review

The Portfolio handily outperformed the Morningstar average (based on Class A shares), but modestly underperformed the blended benchmark. Asset allocation detracted slightly from relative performance, with positive results from allocations in sectors such as small- and mid-cap equities, global natural resources, banks loans and multi-sector and high-yield bonds outweighed by underperformance principally in emerging and international developed equities, and currency.

Manager selection also hurt performance slightly relative to the blended benchmark. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, and stock selection in sectors such as consumer discretionary. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

Conversely, there were a number of bright spots among manager performance. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions and good stock selection in technology, while underweighting the consumer staples sector. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. All Cap Value Fund (Lord Abbett) was boosted by selections in consumer staples, industrials and consumer discretionary.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price,) which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 100% S&P/0% BarCap and from 12-1-07 to 2-28-11, blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Lifecycle 2040 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,014	$11,041	$11,173	$11,327	$11,316

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	10,738	10,738	10,738	10,738	10,738

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1 / 0% Index 2, and from 12-1-07 to 2-28-11 blend is 95% Index 1 / 5% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	16.03%	22.00%	22.14%	22.36%	22.75%	22.58%

Average annual total returns — Since inception[3]	1.25%	2.25%	2.31%	2.59%	2.91%	2.89%

Cumulative returns — 6 months	19.28%	25.61%	25.60%	25.67%	25.91%	25.89%

Cumulative returns — 1 year	16.03%	22.00%	22.14%	22.36%	22.75%	22.58%

Cumulative returns — Since inception[3]	5.53%	10.14%	10.41%	11.73%	13.27%	13.16%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.35%, Class R1 — 1.50%, Class R3 — 1.40%, Class R4 — 1.15% and Class R5 — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.44%, Class R1 — 1.98%, Class R3 — 1.96%, Class R4 — 7.01% and Class R5 — 2.19%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.90%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2040 Portfolio	7

John Hancock

Lifecycle 2035 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

Asset Allocation

Equity	93% of Total

U.S. Large Cap	46%

International Large Cap	11%

Emerging Markets	9%

U.S. Mid Cap	9%

U.S. Small Cap	5%

International Small Cap	4%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

Fixed Income	7% of Total

Currency	2%

Bank Loan	1%

Global Bond	1%

High-Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2035 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 25.67%, 25.53%, 25.56%, 25.77%, 25.96%, and 26.06%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 26.17%.1 The Morningstar, Inc. Target-Date 2031–2035 category average returned 23.28%.2

Performance review

The Portfolio outperformed the Morningstar average (based on Class A shares), but modestly underperformed the blended benchmark. Asset allocation detracted slightly from relative performance, with positive results from allocations in sectors such as small- and mid-cap equities, global natural resources, bank loans and multi-sector and high-yield bonds outweighed by underperformance principally in emerging and international developed equities, and currency.

Manager selection also hurt performance slightly relative to the blended benchmark. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, and stock selection in sectors such as consumer discretionary. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

Conversely, there were a number of bright spots among manager performance. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions and good stock selection in technology. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. All Cap Value Fund (Lord Abbett) was boosted by selections in consumer staples, industrials and consumer discretionary.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 98% S&P/2% BarCap and from 12-1-07 to 2-28-11, blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

8	Lifecycle 2035 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,003	$11,041	$11,205	$11,327	$11,328

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	10,735	10,735	10,735	10,735	10,735

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 98% Index 1 / 2% Index 2, and from 12-1-07 to 2-28-11 blend is 95% Index 1 / 5% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	15.98%	21.93%	21.96%	22.63%	22.81%	22.76%

Average annual total returns — Since inception[3]	1.23%	2.23%	2.31%	2.66%	2.91%	2.91%

Cumulative returns — 6 months	19.37%	25.53%	25.56%	25.77%	25.96%	26.06%

Cumulative returns — 1 year	15.98%	21.93%	21.96%	22.63%	22.81%	22.76%

Cumulative returns — Since inception[3]	5.44%	10.03%	10.41%	12.05%	13.27%	13.28%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.35%, Class R1 — 1.50%, Class R3 — 1.45%, Class R4 — 1.15% and Class R5 — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class R1 — 1.97%, Class R3 — 2.21%, Class R4 — 3.30% and Class R5 — 3.15%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.90%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2035 Portfolio	9

John Hancock

Lifecycle 2030 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

Asset Allocation

Equity	89% of Total

U.S. Large Cap	44%

International Large Cap	11%

U.S. Mid Cap	9%

Emerging Markets	8%

International Small Cap	4%

U.S. Small Cap	4%

Large Blend	3%

Natural Resources	3%

Real Estate	2%

Small Value	1%

Fixed Income	11% of Total

Intermediate Bond	3%

Multi-Sector Bond	2%

Currency	2%

Treasury Inflation-
Protected Securities	1%

High-Yield Bond	1%

Global Bond	1%

Bank Loan	1%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2030 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 24.71%, 24.63%, 24.66%, 24.84%, 25.03%, and 25.00%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 25.08%.1 The Morningstar, Inc. Target-Date 2026–2030 category average returned 19.76%.2

Performance review

The Portfolio outperformed the Morningstar average (based on Class A shares), but modestly underperformed the blended benchmark. Asset allocation detracted slightly from relative performance, with positive results from allocations in sectors such as small- and mid-cap equities, global natural resources, bank loans, and multi-sector and high-yield bonds outweighed by underperformance principally in emerging and international developed equities, and REITs.

Manager selection also hurt performance slightly relative to the blended benchmark. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, and stock selection in sectors such as consumer discretionary. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

Conversely, there were a number of bright spots among manager performance. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions and good stock selection in technology. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. All Cap Value Fund (Lord Abbett) was boosted by selections in consumer staples, industrials and consumer discretionary.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 95% S&P/5% BarCap, from 12-1-07 to 11-30-08, blend was 94% S&P/6% BarCap, from 12-1-08 to 11-30-09, blend was 93% S&P/7% BarCap, from 12-1-09 to 11-30-10, blend was 92% S&P/8% BarCap and from 12-1-10 to 2-28-11, blend is 91% S&P/9% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

10	Lifecycle 2030 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,910	$10,948	$11,087	$11,228	$11,220

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	10,705	10,705	10,705	10,705	10,705

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 95% Index 1 / 5% Index 2, from 12-1-07 to 11-30-08 blend is 94% Index 1 / 6% Index 2, from 12-1-08 to 11-30-09 blend is 93% Index 1 / 7% Index 2, from 12-1-09 to 11-30-10 blend is 92% Index 1 / 8% Index 2 and from 12-1-10 to 2-28-11 blend is 91% Index 1 / 9% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	15.48%	21.34%	21.51%	21.84%	22.17%	22.00%

Average annual total returns — Since inception[3]	1.09%	2.03%	2.11%	2.41%	2.71%	2.69%

Cumulative returns — 6 months	18.45%	24.63%	24.66%	24.84%	25.03%	25.00%

Cumulative returns — 1 year	15.48%	21.34%	21.51%	21.84%	22.17%	22.00%

Cumulative returns — Since inception[3]	4.80%	9.10%	9.48%	10.87%	12.28%	12.20%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.33%, Class R1 — 1.48%, Class R3 — 1.43%, Class R4 — 1.13% and Class R5 — 0.83%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.41%, Class R1 — 1.84%, Class R3 — 2.06%, Class R4 — 5.59% and Class R5 — 1.66%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.88%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2030 Portfolio	11

John Hancock

Lifecycle 2025 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

Asset Allocation

Equity	81% of Total

U.S. Large Cap	42%

International Large Cap	9%

U.S. Mid Cap	8%

Emerging Markets	7%

International Small Cap	4%

Large Blend	3%

U.S. Small Cap	3%

Natural Resources	2%

Real Estate	2%

Small Value	1%

Fixed Income	19% of Total

Intermediate Bond	5%

Multi-Sector Bond	4%

Bank Loan	3%

High-Yield Bond	3%

Currency	2%

Global Bond	1%

Treasury Inflation-
Protected Securities	1%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2025 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 22.58%, 22.50%, 22.67%, 22.83%, 22.92%, and 22.87%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 22.78%.1 The Morningstar, Inc. Target-Date 2021–2025 category average returned 19.72%.2

Performance review

The Portfolio outperformed the Morningstar average (based on Class A shares), and slightly trailed the blended benchmark. Asset allocation contributed modestly to relative performance, with positive results from allocations in sectors such as small- and mid-cap equities, global natural resources, bank loans and multi-sector and high-yield bonds outweighing underperformance principally in emerging and international developed equities.

Manager selection hurt performance slightly relative to the blended benchmark. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, stock selection in sectors such as consumer discretionary and its overweight position to Hong Kong. We remain fully confident in these fine managers who we believe have enjoyed long-term success with excellent risk-adjusted performance.

Conversely, there were a number of bright spots among manager performance. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions and good stock selection in technology, while underweighting the consumer staples sector. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. Strategic Income Opportunities Fund (John Hancock) added value through its overweight to high-yield bonds and exposure to the Canadian dollar.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 89% S&P/11% BarCap from 12-1-07 to 11-30-08, blend was 88% S&P/12% BarCap, from 12-1-08 to 11-30-09, blend was 86% S&P/14% BarCap, from 12-1-09 to 11-30-10, blend was 85% S&P/15% BarCap and from 12-1-10 to 2-28-11, blend is 83% S&P/17% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

12	Lifecycle 2025 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,995	$11,033	$11,184	$11,304	$11,308

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	10,832	10,832	10,832	10,832	10,832

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 89% Index 1 / 11% Index 2, from 12-1-07 to 11-30-08 blend is 88% Index 1 / 12% Index 2, from 12-1-08 to 11-30-09 blend is 86% Index 1 / 14% Index 2, from 12-1-09 to 11-30-10 blend is 85% Index 1 / 15% Index 2 and from 12-1-10 to 2-28-11 blend is 83% Index 1 / 17% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	14.30%	20.17%	20.20%	20.65%	20.88%	20.82%

Average annual total returns — Since inception[3]	1.27%	2.21%	2.29%	2.61%	2.86%	2.87%

Cumulative returns — 6 months	16.39%	22.50%	22.67%	22.83%	22.92%	22.87%

Cumulative returns — 1 year	14.30%	20.17%	20.20%	20.65%	20.88%	20.82%

Cumulative returns — Since inception[3]	5.62%	9.95%	10.33%	11.84%	13.04%	13.08%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.32%, Class R1 — 1.47%, Class R3 — 1.42%, Class R4 — 1.12% and Class R5 — 0.82%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.39%, Class R1 — 1.87%, Class R3 — 1.92%, Class R4 — 2.75% and Class R5 — 1.88%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.87%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2025 Portfolio	13

John Hancock

Lifecycle 2020 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

Asset Allocation

Equity	70% of Total

U.S. Large Cap	38%

International Large Cap	8%

Emerging Markets	6%

U.S. Mid Cap	6%

International Small Cap	3%

U.S. Small Cap	3%

Large Blend	2%

Natural Resources	2%

Real Estate	2%

Fixed Income	30% of Total

Intermediate Bond	9%

Multi-Sector Bond	7%

High-Yield Bond	5%

Bank Loan	3%

Currency	2%

Global Bond	2%

Treasury Inflation-
Protected Securities	2%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2020 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 19.96%, 19.82%, 19.88%, 20.09%, 20.37%, and 20.20%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 19.47%.1 The Morningstar, Inc Target-Date 2016–2020 category average returned 15.53%.2

Performance review

The Portfolio outperformed the Morningstar average and the blended benchmark (based on Class A shares). Asset allocation drove most of the positive relative performance, with strong results from allocations in sectors such as small- and mid-cap equities, global natural resources, bank loans and multi-sector and high-yield bonds outweighing underperformance principally in emerging and international developed equities and REITs.

Manager selection also added to positive performance relative to the blended benchmark. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Blue Chip Growth Fund (T. Rowe Price) contributed positively, buoyed by overweight positions, and good stock selection, in technology, while underweighting the consumer staples sector. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. Strategic Income Opportunities Fund (John Hancock) added value through its overweighting of high-yield bonds and exposure to the Canadian dollar.

Conversely, there were a few managers who detracted from relative performance. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, stock selection in sectors such as consumer discretionary, and its overweight position to Hong Kong. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 81% S&P/19% BarCap from 12-1-07 to 11-30-08, blend was 79% S&P/21% BarCap, from 12-1-08 to 11-30-09, blend was 77% S&P/23% BarCap, from 12-1-09 to 11-30-10, blend was 74% S&P/26% BarCap and from 12-1-10 to 2-28-11, blend is 72% S&P/28% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

14	Lifecycle 2020 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,209	$11,236	$11,367	$11,533	$11,525

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	11,042	11,042	11,042	11,042	11,042

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 81% Index 1 / 19% Index 2, from 12-1-07 to 11-30-08 blend is 79% Index 1 / 21% Index 2, from 12-1-08 to 11-30-09 blend is 77% Index 1 / 23% Index 2, from 12-1-09 to 11-30-10 blend is 74% Index 1 / 26% Index 2 and from 12-1-10 to 2-28-11 blend is 72% Index 1 / 28% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	12.81%	18.57%	18.62%	18.97%	19.39%	19.22%

Average annual total returns — Since inception[3]	1.67%	2.66%	2.72%	3.00%	3.34%	3.33%

Cumulative returns — 6 months	13.94%	19.82%	19.88%	20.09%	20.37%	20.20%

Cumulative returns — 1 year	12.81%	18.57%	18.62%	18.97%	19.39%	19.22%

Cumulative returns — Since inception[3]	7.46%	12.09%	12.36%	13.67%	15.33%	15.25%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The follow ing expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.31%, Class R1 — 1.46%, Class R3 — 1.41%, Class R4 — 1.11% and Class R5 — 0.81%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.38%, Class R1 — 1.79%, Class R3 — 1.84%, Class R4 — 5.77% and Class R5 — 1.62%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.86%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2020 Portfolio	15

John Hancock

Lifecycle 2015 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

Asset Allocation

Equity	58% of Total

U.S. Large Cap	34%

International Large Cap	6%

Emerging Markets	5%

U.S. Mid Cap	4%

International Small Cap	2%

Large Blend	2%

Natural Resources	2%

Real Estate	2%

U.S. Small Cap	1%

Fixed Income	42% of Total

Intermediate Bond	13%

Multi-Sector Bond	10%

High-Yield Bond	7%

Bank Loan	4%

Global Bond	3%

Treasury Inflation-
Protected Securities	3%

Currency	2%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2015 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 17.00%, 16.88%, 16.93%, 17.12%, 17.29%, and 17.24%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 15.93%.1 The Morningstar, Inc. Target-Date 2011–2015 category average returned 14.60%.2

Performance review

The Portfolio outperformed the Morningstar average and the blended benchmark (based on Class A shares). Asset allocation drove most of the positive relative performance, with strong results from allocations in sectors such as mid- and small-cap equities, global natural resources, bank loans, and multi-sector and high-yield bonds outweighing underperformance principally in emerging and international developed equities, and REITs.

Manager selection also added to positive performance relative to the blended benchmark. Strategic Income Opportunities Fund (John Hancock) added value through its overweighting of high-yield bonds and exposure to the Canadian dollar. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. High Yield Fund (Western Asset Management) gained through its overweighting in lower quality issues, and strong selection in that sector.

Conversely, there were a few managers who detracted from relative performance. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. U.S. High Yield Fund (Wells Capital) lost ground due to overweighting higher-quality securities. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. International Small Cap Fund (Franklin) detracted from performance, hurt by its positions in cash, stock selection in sectors such as consumer discretionary, and its overweight position to Hong Kong. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of the Portfolio’s assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value (T. Rowe Price), which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 70% S&P/30% BarCap from 12-1-07 to 11-30-08, blend was 67% S&P/33% BarCap, from 12-1-08 to 11-30-09, blend was 65% S&P/35% BarCap, from 12-1-09 to 11-30-10, blend was 62% S&P/38% BarCap and from 12-1-10 to 2-28-11, blend is 60% S&P/40% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

16	Lifecycle 2015 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,295	$11,322	$11,465	$11,621	$11,622

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	11,351	11,351	11,351	11,351	11,351

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 70% Index 1 / 30% Index 2, from 12-1-07 to 11-30-08 blend is 67% Index 1 / 33% Index 2, from 12-1-08 to 11-30-09 blend is 65% Index 1 / 35% Index 2, from 12-1-09 to 11-30-10 blend is 62% Index 1 / 38% Index 2 and from 12-1-10 to 2-28-11 blend is 60% Index 1 / 40% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	11.22%	16.88%	16.93%	17.39%	17.70%	17.65%

Average annual total returns — Since inception[3]	1.87%	2.85%	2.90%	3.20%	3.52%	3.52%

Cumulative returns — 6 months	11.10%	16.88%	16.93%	17.12%	17.29%	17.24%

Cumulative returns — 1 year	11.22%	16.88%	16.93%	17.39%	17.70%	17.65%

Cumulative returns — Since inception[3]	8.38%	12.95%	13.22%	14.65%	16.21%	16.22%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.30%, Class R1 — 1.45%, Class R3 — 1.40%, Class R4 — 1.10% and Class R5 — 0.80%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.38%, Class R1 — 1.96%, Class R3 — 1.95%, Class R4 — 7.52% and Class R5 — 3.96%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.85%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2015 Portfolio	17

John Hancock

Lifecycle 2010 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

Asset Allocation

Equity	47% of Total

U.S. Large Cap	28%

International Large Cap	5%

Emerging Markets	3%

Real Estate	3%

U.S. Mid Cap	3%

Large Blend	2%

International Small Cap	1%

Natural Resources	1%

U.S. Small Cap	1%

Fixed Income	53% of Total

Intermediate Bond	19%

Multi-Sector Bond	13%

High-Yield Bond	8%

Bank Loan	4%

Global Bond	4%

Treasury Inflation-
Protected Securities	3%

Currency	2%

As a percentage of net assets on 2-28-11.

Portfolio results

For the six months ended February 28, 2011, John Hancock Lifecycle 2010 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 14.35%, 14.35%, 14.39%, 14.57%, 14.64%, and 14.71%, respectively, at net asset value. In comparison, the S&P 500 Index returned 27.73% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned –0.83%. A blended index, which rolls down in its equities weighting to match the Portfolio’s glidepath, returned 13.05%.1 The Morningstar, Inc. Target-Date 2000–2010 category average returned 11.59%.2

Performance review

The Portfolio outperformed the Morningstar average (based on Class A shares) and the blended benchmark. Asset allocation drove most of the positive relative performance, with strong results from allocations in sectors such as mid- and small-cap equities, global natural resources, bank loans, and multi-sector and high-yield bonds outweighing underperformance principally in emerging and international developed equities and REITs.

Manager selection also added to positive performance relative to the blended benchmark. Strategic Income Opportunities Fund (John Hancock) added value through its overweighting of high-yield bonds and exposure to the Canadian dollar. Value & Restructuring Fund (Columbia) had success with overweight positions and strong stock selection in industrials and materials. Alpha Opportunities Fund (Wellington) had strong stock selection in the technology and financials sectors. High Yield Fund (Western Asset Management) gained through its overweighting in lower quality issues, and strong stock selection in that sector.

Conversely, there were a few managers who detracted from relative performance. Fundamental Value Fund (Davis), for example, was hindered by weak stock selection in the energy and industrials sectors. U.S. High Yield Fund (Wells Capital) lost ground due to overweighting higher-quality securities. Mutual Shares Fund (Franklin) was hurt by an underweight position in energy and poor stock selection in the tech sector. We remain fully confident in these fine managers, who we believe have enjoyed long-term success with excellent risk-adjusted performance.

The Portfolio had a number of important additions during the period. We continued to increase our allocation to Currency Strategies Fund (First Quadrant), which now stands at 2.0% of Portfolio assets, up from less than 0.5% six months ago. Currency Strategies Fund seeks consistent returns in all market environments, through long/short positions in the currency markets. With the addition of Mutual Shares Fund, the Portfolio gains one of the most well-respected large-cap managers in the industry. We also established a new position in Capital Appreciation Value Fund (T. Rowe Price,) which has a more conservative and flexible mandate that seeks to outperform the broad equity market with less risk over a full market cycle.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 58% S&P/42% BarCap from 12-1-07 to 11-30-08, blend was 56% S&P/44% BarCap, from 12-1-08 to 11-30-09, blend was 54% S&P/46% BarCap, from 12-1-09 to 11-30-10, blend was 52% S&P/48% BarCap and from 12-1-10 to 2-28-11, blend is 50% S&P/50% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

18	Lifecycle 2010 Portfolio | Semiannual report

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,433	$11,471	$11,627	$11,761	$11,771

Index 1	10,586	10,586	10,586	10,586	10,586

Index 2	12,872	12,872	12,872	12,872	12,872

Index 3	11,634	11,634	11,634	11,634	11,634

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 2-28-11. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 58% Index 1 / 42% Index 2, from 12-1-07 to 11-30-08 blend is 56% Index 1 / 44% Index 2, from 12-1-08 to 11-30-09 blend is 54% Index 1 / 46% Index 2, from 12-1-09 to 11-30-10 blend is 52% Index 1 / 48% Index 2 and from 12-1-10 to 2-28-11 blend is 50% Index 1 / 50% Index 2.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2011.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns — 1 year	9.83%	15.38%	15.55%	15.86%	16.19%	16.13%

Average annual total returns — Since inception[3]	2.15%	3.13%	3.21%	3.54%	3.81%	3.83%

Cumulative returns — 6 months	8.66%	14.35%	14.39%	14.57%	14.64%	14.71%

Cumulative returns — 1 year	9.83%	15.38%	15.55%	15.86%	16.19%	16.13%

Cumulative returns — Since inception[3]	9.65%	14.33%	14.71%	16.27%	17.61%	17.71%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 12-31-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A —1.28%, Class R1 — 1.43%, Class R3 — 1.38%, Class R4 — 1.08% and Class R5 — 0.78%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.35%, Class R1 — 2.30%, Class R3 — 1.96%, Class R4 — 8.90% and Class R5 — 3.68%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.83%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

3 From 10-30-06.

Semiannual report | Lifecycle 2010 Portfolio	19

Your expenses

As a shareholder of a John Hancock Funds II Lifecycle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2010 through February 28, 2011).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	Lifecycle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-10	2-28-11	9-1-10–2-28-11	Expense Ratio[2]
Lifecycle 2045 Portfolio

Class A	Actual	$1,000.00	$1,256.30	$3.30	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,254.90	4.14	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,257.30	3.58	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

Class R4	Actual	1,000.00	1,257.90	2.18	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,259.10	0.50	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,260.10	0.78	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2040 Portfolio

Class A	Actual	$1,000.00	$1,256.00	$3.30	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,256.10	4.14	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,256.00	3.58	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

Class R4	Actual	1,000.00	1,256.70	2.18	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,259.10	0.50	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,258.90	0.78	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2035 Portfolio

Class A	Actual	$1,000.00	$1,256.70	$3.30	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,255.30	4.14	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,255.60	3.86	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,257.70	2.18	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,259.60	0.50	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,260.60	0.78	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

Semiannual report | Lifecycle Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-10	2-28-11	9-1-10–2-28-11	Expense Ratio[2]
Lifecycle 2030 Portfolio

Class A	Actual	$1,000.00	$1,247.10	$3.29	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,246.30	4.12	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,246.60	3.84	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,248.40	2.17	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,250.30	0.50	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,250.00	0.78	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2025 Portfolio

Class A	Actual	$1,000.00	$1,225.80	$3.20	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,225.00	4.03	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R3	Actual	1,000.00	1,226.70	3.75	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%

Class R4	Actual	1,000.00	1,228.30	2.10	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Class R5	Actual	1,000.00	1,229.20	0.50	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,228.70	0.72	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%
Lifecycle 2020 Portfolio

Class A	Actual	$1,000.00	$1,199.60	$3.16	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%

Class R1	Actual	1,000.00	1,198.20	3.98	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Class R3	Actual	1,000.00	1,198.80	3.71	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%

Class R4	Actual	1,000.00	1,200.90	2.13	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,203.70	0.49	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,202.00	0.71	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%

22	Lifecycle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-10	2-28-11	9-1-10–2-28-11	Expense Ratio[2]
Lifecycle 2015 Portfolio

Class A	Actual	$1,000.00	$1,170.00	$3.17	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,168.80	3.98	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,169.30	3.71	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,171.20	2.05	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%

Class R5	Actual	1,000.00	1,172.90	0.48	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,172.40	0.75	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2010 Portfolio

Class A	Actual	$1,000.00	$1,143.50	$3.14	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,143.50	3.93	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,143.90	3.67	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,145.70	2.07	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,146.40	0.48	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,147.10	0.75	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period)

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
ended	2045	2040	2035	2030	2025	2020	2015	2010

2-28-11	0.48%–1.14%	0.48%–1.14%	0.48%–1.14%	0.48%–1.14%	0.48%–1.14%	0.48%–1.14%	0.48%–1.14%	0.48%–1.11%

Semiannual report | Lifecycle Portfolios	23

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers
American Century Management, Inc.	(American Century)
Columbia Management Investment
Advisers, LLC	(Columbia)
Davis Selected Advisors, L.P.	(Davis)
Declaration Management &	(Declaration)
Research LLC
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
First Quadrant L.P.	(First Quadrant)
Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investment Counsel, LLC
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management LLC	(Perimeter)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management
(North America) Limited are doing business as John Hancock Asset Management.

Lifecycle 2045 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.00%

EQUITY 92.90%

John Hancock Funds II (G) 90.90%

All Cap Value, Class NAV (Lord Abbett)	368,714	$4,516,749

Alpha Opportunities, Class NAV (Wellington)	1,053,456	13,073,392

Blue Chip Growth, Class NAV (T. Rowe Price)	1,006,110	21,862,779

Capital Appreciation, Class NAV (Jennison)	1,855,923	21,862,782

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	847,706	8,790,712

Emerging Markets, Class NAV (DFA)	3,446,677	40,119,326

Equity-Income, Class NAV (T. Rowe Price)	585,232	8,790,189

Fundamental Value, Class NAV (Davis)	834,243	13,072,589

Global Real Estate, Class NAV (Deutsche)	442,484	3,442,525

Heritage, Class NAV (American Century) (I)	468,099	4,507,789

Index 500, Class NAV (John Hancock2) (A)	11,728,515	115,174,019

International Equity Index, Class NAV (SSgA)	1,856,781	34,146,196

International Growth Stock , Class NAV (Invesco)	201,367	2,261,349

International Opportunities, Class NAV (Marsico)	236,327	3,388,924

International Small Cap, Class NAV (Franklin)	299,793	4,958,568

International Small Company, Class NAV (DFA)	553,869	4,979,285

International Value, Class NAV (Franklin)	364,814	5,665,560

Mid Cap Growth Index, Class NAV (SSgA)	558,192	6,765,292

Mid Cap Stock, Class NAV (Wellington) (I)	506,427	9,495,515

Mid Cap Value Equity, Class NAV (Columbia)	348,444	3,609,880

Mid Cap Value Index, Class NAV (SSgA)	615,722	6,779,099

Mid Value, Class NAV (T. Rowe Price)	438,998	6,764,962

Mutual Shares, Class NAV (Franklin) (I)	774,466	8,790,189

Natural Resources, Class NAV (Wellington)	503,742	12,795,042

Real Estate Equity, Class NAV (T. Rowe Price)	331,220	2,775,627

Small Cap Growth, Class NAV (Wellington) (I)	282,806	3,201,360

Small Cap Index, Class NAV (John Hancock2) (A)	516,796	7,276,481

Small Cap Value, Class NAV (Wellington)	239,686	4,057,892

Small Company Growth, Class NAV (Invesco) (I)	223,235	3,219,043

Small Company Value, Class NAV (T. Rowe Price)	202,328	5,462,857

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter) (I)	266,564	3,166,778

Value & Restructuring, Class NAV (Columbia)	1,076,882	12,868,739

Value, Class NAV (Invesco)	343,130	3,613,156

John Hancock Funds III (G) 1.25%

International Core, Class NAV (GMO)	182,560	5,655,722

John Hancock Investment Trust (G) 0.75%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	240,458	3,380,842

FIXED INCOME 7.10%

John Hancock Funds II (G) 7.10%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	163,069	1,673,084

Currency Strategies, Class NAV (First Quadrant) (I)	960,632	9,289,309

Floating Rate Income, Class NAV (WAMCO)	353,547	3,408,194

Global Bond, Class NAV (PIMCO)	186,794	2,291,965

Global High Yield, Class NAV (Stone Harbor)	94,269	994,537

High Yield, Class NAV (WAMCO)	154,692	1,447,921

Multi Sector Bond, Class NAV (Stone Harbor)	156,085	1,629,525

Real Return Bond, Class NAV (PIMCO)	130,434	1,613,470

Spectrum Income, Class NAV (T. Rowe Price)	172,568	1,868,911

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	169,674	1,868,111

Total Bond Market, Class NAV (Declaration) (A)	81,411	836,901

Total Return, Class NAV (PIMCO)	302,253	4,195,273

U.S. High Yield Bond, Class NAV (Wells Capital)	78,365	1,023,448

Total investments
(Cost $362,838,386) 100.00%		$452,431,858

Other assets and liabilities, net 0.00%		8,226

TOTAL NET ASSETS 100.00%		$452,440,084
Percentages are based upon net assets.

24	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Lifecycle 2040 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.00%

EQUITY 92.93%

John Hancock Funds II (G) 90.94%

All Cap Value, Class NAV (Lord Abbett)	364,079	$4,459,967

Alpha Opportunities, Class NAV (Wellington)	1,043,726	12,952,645

Blue Chip Growth, Class NAV (T. Rowe Price)	995,805	21,638,833

Capital Appreciation, Class NAV (Jennison)	1,836,299	21,631,596

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	838,766	8,698,007

Emerging Markets, Class NAV (DFA)	3,410,112	39,693,706

Equity-Income, Class NAV (T. Rowe Price)	579,024	8,696,936

Fundamental Value, Class NAV (Davis)	825,393	12,933,904

Global Real Estate, Class NAV (Deutsche)	437,818	3,406,221

Heritage, Class NAV (American Century) (I)	463,827	4,466,659

Index 500, Class NAV (John Hancock2) (A)	11,604,089	113,952,156

International Equity Index, Class NAV (SSgA)	1,834,416	33,734,914

International Growth Stock , Class NAV (Invesco)	199,243	2,237,501

International Opportunities, Class NAV (Marsico)	233,339	3,346,078

International Small Cap, Class NAV (Franklin)	296,612	4,905,964

International Small Company, Class NAV (DFA)	546,799	4,915,725

International Value, Class NAV (Franklin)	359,663	5,585,573

Mid Cap Growth Index, Class NAV (SSgA)	553,906	6,713,346

Mid Cap Stock, Class NAV (Wellington) (I)	502,213	9,416,498

Mid Cap Value Equity, Class NAV (Columbia)	344,399	3,567,974

Mid Cap Value Index, Class NAV (SSgA)	607,967	6,693,715

Mid Value, Class NAV (T. Rowe Price)	435,070	6,704,422

Mutual Shares, Class NAV (Franklin) (I)	766,250	8,696,936

Natural Resources, Class NAV (Wellington)	498,429	12,660,107

Real Estate Equity, Class NAV (T. Rowe Price)	328,453	2,752,436

Small Cap Growth, Class NAV (Wellington) (I)	280,656	3,177,031

Small Cap Index, Class NAV (John Hancock2) (A)	511,941	7,208,135

Small Cap Value, Class NAV (Wellington)	237,092	4,013,970

Small Company Growth, Class NAV (Invesco) (I)	221,879	3,199,490

Small Company Value, Class NAV (T. Rowe Price)	200,638	5,417,215

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter) (I)	264,346	3,140,426

Value & Restructuring, Class NAV (Columbia)	1,063,674	12,710,906

Value, Class NAV (Invesco)	340,050	3,580,732

John Hancock Funds III (G) 1.25%

International Core, Class NAV (GMO)	180,369	5,587,846

John Hancock Investment Trust (G) 0.74%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	237,907	3,344,975

FIXED INCOME 7.07%

John Hancock Funds II (G) 7.07%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	161,928	1,661,378

Currency Strategies, Class NAV (First Quadrant) (I)	952,377	9,209,482

Floating Rate Income, Class NAV (WAMCO)	349,819	3,372,252

Global Bond, Class NAV (PIMCO)	185,506	2,276,163

Global High Yield, Class NAV (Stone Harbor)	94,130	993,074

High Yield, Class NAV (WAMCO)	154,701	1,448,000

Multi Sector Bond, Class NAV (Stone Harbor)	154,744	1,615,522

Real Return Bond, Class NAV (PIMCO)	128,592	1,590,679

Spectrum Income, Class NAV (T. Rowe Price)	171,057	1,852,548

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	168,216	1,852,058

Total Bond Market, Class NAV (Declaration) (A)	71,501	735,034

Total Return, Class NAV (PIMCO)	287,326	3,988,082

U.S. High Yield Bond, Class NAV (Wells Capital)	78,173	1,020,945

Total investments
(Cost $361,191,245) 100.00%		$447,457,762

Other assets and liabilities, net (0.00%)		(4,685)

TOTAL NET ASSETS 100.00%		$447,453,077

Percentages are based upon net assets.

Lifecycle 2035 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.00%

EQUITY 92.93%

John Hancock Funds II (G) 90.93%

All Cap Value, Class NAV (Lord Abbett)	484,342	$5,933,188

Alpha Opportunities, Class NAV (Wellington)	1,385,591	17,195,187

Blue Chip Growth, Class NAV (T. Rowe Price)	1,323,099	28,750,935

Capital Appreciation, Class NAV (Jennison)	2,439,960	28,742,727

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	1,114,859	11,561,092

Emerging Markets, Class NAV (DFA)	4,531,304	52,744,379

Equity-Income, Class NAV (T. Rowe Price)	769,677	11,560,545

Fundamental Value, Class NAV (Davis)	1,097,567	17,198,873

Global Real Estate, Class NAV (Deutsche)	581,932	4,527,432

Heritage, Class NAV (American Century) (I)	615,751	5,929,679

Index 500, Class NAV (John Hancock2) (A)	15,419,333	151,417,853

International Equity Index, Class NAV (SSgA)	2,442,051	44,909,323

International Growth Stock , Class NAV (Invesco)	265,209	2,978,299

International Opportunities, Class NAV (Marsico)	310,602	4,454,033

International Small Cap, Class NAV (Franklin)	394,134	6,518,968

International Small Company, Class NAV (DFA)	727,856	6,543,422

International Value, Class NAV (Franklin)	480,254	7,458,347

Mid Cap Growth Index, Class NAV (SSgA)	734,844	8,906,314

Mid Cap Stock, Class NAV (Wellington) (I)	666,709	12,500,801

Mid Cap Value Equity, Class NAV (Columbia)	457,715	4,741,927

Mid Cap Value Index, Class NAV (SSgA)	808,810	8,905,003

Mid Value, Class NAV (T. Rowe Price)	578,908	8,920,973

Mutual Shares, Class NAV (Franklin) (I)	1,018,181	11,556,353

Natural Resources, Class NAV (Wellington)	662,495	16,827,380

Real Estate Equity, Class NAV (T. Rowe Price)	436,602	3,658,726

Small Cap Growth, Class NAV (Wellington) (I)	369,115	4,178,377

Small Cap Index, Class NAV (John Hancock2) (A)	678,902	9,558,945

Small Cap Value, Class NAV (Wellington)	315,044	5,333,701

Small Company Growth, Class NAV (Invesco) (I)	292,053	4,211,399

Small Company Value, Class NAV (T. Rowe Price)	266,454	7,194,254

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter) (I)	350,930	4,169,048

Value & Restructuring, Class NAV (Columbia)	1,414,589	16,904,335

Value, Class NAV (Invesco)	453,413	4,774,435

John Hancock Funds III (G) 1.25%

International Core, Class NAV (GMO)	240,094	7,438,097

John Hancock Investment Trust (G) 0.75%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	316,127	4,444,751

FIXED INCOME 7.07%

John Hancock Funds II (G) 7.07

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	215,913	2,215,271

Currency Strategies, Class NAV (First Quadrant) (I)	1,268,013	12,261,682

Floating Rate Income, Class NAV (WAMCO)	464,967	4,482,281

Global Bond, Class NAV (PIMCO)	245,662	3,014,274

Global High Yield, Class NAV (Stone Harbor)	124,960	1,318,325

High Yield, Class NAV (WAMCO)	203,984	1,909,291

Multi Sector Bond, Class NAV (Stone Harbor)	206,028	2,150,937

Real Return Bond, Class NAV (PIMCO)	171,540	2,121,953

Spectrum Income, Class NAV (T. Rowe Price)	227,749	2,466,518

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	223,966	2,465,866

Total Bond Market, Class NAV (Declaration) (A)	98,516	1,012,749

Total Return, Class NAV (PIMCO)	380,965	5,287,792

U.S. High Yield Bond, Class NAV (Wells Capital)	102,978	1,344,893

Total investments
(Cost $481,906,323) 100.00%		$594,700,933

Other assets and liabilities, net (0.00%)		(8,358)

TOTAL NET ASSETS 100.00%		$594,692,575

Percentages are based upon net assets.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	25

Lifecycle 2030 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.00%

EQUITY 88.90%

John Hancock Funds II (G) 87.02%

All Cap Value, Class NAV (Lord Abbett)	611,889	$7,495,644

Alpha Opportunities, Class NAV (Wellington)	1,716,512	21,301,910

Blue Chip Growth, Class NAV (T. Rowe Price)	1,640,193	35,641,397

Capital Appreciation, Class NAV (Jennison)	3,013,853	35,503,183

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	1,409,217	14,613,583

Emerging Markets, Class NAV (DFA)	5,467,150	63,637,623

Equity-Income, Class NAV (T. Rowe Price)	972,942	14,613,584

Fundamental Value, Class NAV (Davis)	1,363,132	21,360,275

Global Real Estate, Class NAV (Deutsche)	881,934	6,861,448

Heritage, Class NAV (American Century) (I)	776,566	7,478,330

Index 500, Class NAV (John Hancock2) (A)	19,050,088	187,071,861

International Equity Index, Class NAV (SSgA)	3,004,601	55,254,607

International Growth Stock , Class NAV (Invesco)	331,454	3,722,234

International Opportunities, Class NAV (Marsico)	338,516	4,854,314

International Small Cap, Class NAV (Franklin)	475,228	7,860,268

International Small Company, Class NAV (DFA)	878,904	7,901,351

International Value, Class NAV (Franklin)	559,834	8,694,230

Mid Cap Growth Index, Class NAV (SSgA)	864,124	10,473,185

Mid Cap Stock, Class NAV (Wellington) (I)	801,574	15,029,511

Mid Cap Value Equity, Class NAV (Columbia)	539,562	5,589,863

Mid Cap Value Index, Class NAV (SSgA)	947,037	10,426,875

Mid Value, Class NAV (T. Rowe Price)	733,357	11,301,033

Mutual Shares, Class NAV (Franklin) (I)	1,284,627	14,580,521

Natural Resources, Class NAV (Wellington)	784,303	19,921,289

Real Estate Equity, Class NAV (T. Rowe Price)	640,963	5,371,269

Small Cap Growth, Class NAV (Wellington) (I)	400,409	4,532,627

Small Cap Index, Class NAV (John Hancock2) (A)	832,564	11,722,507

Small Cap Value, Class NAV (Wellington)	352,484	5,967,556

Small Company Growth, Class NAV (Invesco) (I)	315,318	4,546,890

Small Company Value, Class NAV (T. Rowe Price)	280,885	7,583,886

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter) (I)	378,566	4,497,370

Value & Restructuring, Class NAV (Columbia)	1,660,156	19,838,864

Value, Class NAV (Invesco)	533,825	5,621,176

John Hancock Funds III (G) 0.74%

International Core, Class NAV (GMO)	279,660	8,663,880

John Hancock Investment Trust (G)

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	397,572	5,589,863

FIXED INCOME 11.10%

John Hancock Funds II (G) 11.10%

Active Bond, Class NAV
(John Hancock1/Declaration)(A)	483,735	4,963,118

Currency Strategies, Class NAV (First Quadrant) (I)	1,632,497	15,786,245

Floating Rate Income, Class NAV (WAMCO)	1,057,855	10,197,723

Global Bond, Class NAV (PIMCO)	418,633	5,136,631

Global High Yield, Class NAV (Stone Harbor)	297,804	3,141,833

High Yield, Class NAV (WAMCO)	523,015	4,895,417

Multi Sector Bond, Class NAV (Stone Harbor)	506,411	5,286,932

Real Return Bond, Class NAV (PIMCO)	415,249	5,136,631

Spectrum Income, Class NAV (T. Rowe Price)	535,388	5,798,247

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	524,400	5,773,649

Total Bond Market, Class NAV (Declaration) (A)	223,269	2,295,204

Total Return, Class NAV (PIMCO)	915,092	12,701,480

U.S. High Yield Bond, Class NAV (Wells Capital)	244,560	3,193,953

Total investments
(Cost $617,859,766) 100.00%		$759,431,070

Other assets and liabilities, net (0.00%)		(8,159)

TOTAL NET ASSETS 100.00%		$759,422,911

Percentages are based upon net assets.

Lifecycle 2025 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.00%
EQUITY 80.94%

John Hancock Funds II (G) 79.34%

All Cap Value, Class NAV (Lord Abbett)	703,577	$8,618,816

Alpha Opportunities, Class NAV (Wellington)	1,859,753	23,079,537

Blue Chip Growth, Class NAV (T. Rowe Price)	1,780,694	38,694,476

Capital Appreciation, Class NAV (Jennison)	3,262,333	38,430,285

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	1,521,193	15,774,770

Emerging Markets, Class NAV (DFA)	5,545,484	64,549,430

Equity-Income, Class NAV (T. Rowe Price)	1,050,836	15,783,563

Fundamental Value, Class NAV (Davis)	1,461,555	22,902,560

Global Real Estate, Class NAV (Deutsche)	1,382,511	10,755,933

Heritage, Class NAV (American Century) (I)	751,263	7,234,664

Index 500, Class NAV (John Hancock2) (A)	20,717,543	203,446,275

International Equity Index, Class NAV (SSgA)	3,114,651	57,278,436

International Growth Stock , Class NAV (Invesco)	380,347	4,271,295

International Opportunities, Class NAV (Marsico)	297,965	4,272,819

International Small Cap, Class NAV (Franklin)	446,538	7,385,731

International Small Company, Class NAV (DFA)	825,844	7,424,334

International Value, Class NAV (Franklin)	551,194	8,560,039

Mid Cap Growth Index, Class NAV (SSgA)	894,727	10,844,096

Mid Cap Stock, Class NAV (Wellington) (I)	806,237	15,116,940

Mid Cap Value Equity, Class NAV (Columbia)	537,624	5,569,787

Mid Cap Value Index, Class NAV (SSgA)	977,295	10,760,015

Mid Value, Class NAV (T. Rowe Price)	728,955	11,233,190

Mutual Shares, Class NAV (Franklin) (I)	1,385,408	15,724,376

Natural Resources, Class NAV (Wellington)	763,620	19,395,944

Real Estate Equity, Class NAV (T. Rowe Price)	925,821	7,758,378

Small Cap Growth, Class NAV (Wellington) (I)	333,691	3,777,378

Small Cap Index, Class NAV (John Hancock2) (A)	726,346	10,226,952

Small Cap Value, Class NAV (Wellington)	273,699	4,633,729

Small Company Growth, Class NAV (Invesco) (I)	262,901	3,791,025

Small Company Value, Class NAV (T. Rowe Price)	251,429	6,788,580

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter) (I)	319,110	3,791,025

Value & Restructuring, Class NAV (Columbia)	1,741,069	20,805,779

Value, Class NAV (Invesco)	535,703	5,640,948

John Hancock Funds III (G) 0.98%

International Core, Class NAV (GMO)	276,390	8,562,572

John Hancock Investment Trust (G) 0.62%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	387,283	5,445,206

FIXED INCOME 19.06%

John Hancock Funds II (G) 19.06%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	966,058	9,911,758

Currency Strategies, Class NAV (First Quadrant) (I)	1,856,909	17,956,314

Floating Rate Income, Class NAV (WAMCO)	2,305,785	22,227,764

Global Bond, Class NAV (PIMCO)	925,867	11,360,384

Global High Yield, Class NAV (Stone Harbor)	656,132	6,922,193

High Yield, Class NAV (WAMCO)	1,124,200	10,522,513

Multi Sector Bond, Class NAV (Stone Harbor)	1,120,649	11,699,578

Real Return Bond, Class NAV (PIMCO)	916,863	11,341,597

Spectrum Income, Class NAV (T. Rowe Price)	1,133,971	12,280,906

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,115,137	12,277,656

Total Bond Market, Class NAV (Declaration) (A)	390,165	4,010,898

Total Return, Class NAV (PIMCO)	2,103,429	29,195,595

U.S. High Yield Bond, Class NAV (Wells Capital)	540,293	7,056,221

Total investments
(Cost $720,877,990) 100.00%		$875,092,260

Other assets and liabilities, net (0.00%)		(26,661)

TOTAL NET ASSETS 100.00%		$875,065,599

Percentages are based upon net assets.

26	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Lifecycle 2020 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.02%

EQUITY 69.98%

John Hancock Funds II (G) 68.72%

All Cap Value, Class NAV (Lord Abbett)	679,788	$8,327,409

Alpha Opportunities, Class NAV (Wellington)	1,592,713	19,765,574

Blue Chip Growth, Class NAV (T. Rowe Price)	1,537,407	33,407,845

Capital Appreciation, Class NAV (Jennison)	2,830,552	33,343,905

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	1,304,408	13,526,708

Emerging Markets Class NAV (DFA)	4,445,371	51,744,113

Equity-Income, Class NAV (T. Rowe Price)	903,802	13,575,110

Fundamental Value, Class NAV (Davis)	1,255,126	19,667,828

Global Real Estate, Class NAV (Deutsche)	1,605,228	12,488,678

Heritage, Class NAV (American Century) (I)	604,816	5,824,378

Index 500, Class NAV (John Hancock2) (A)	18,253,203	179,246,451

International Equity Index, Class NAV (SSgA)	2,547,245	46,843,829

International Opportunities, Class NAV (Marsico)	459,618	6,590,926

International Small Cap, Class NAV (Franklin)	296,001	4,895,854

International Small Company, Class NAV (DFA)	544,589	4,895,854

International Value, Class NAV (Franklin)	424,979	6,599,930

Mid Cap Growth Index, Class NAV (SSgA)	683,715	8,286,621

Mid Cap Stock, Class NAV (Wellington) (I)	594,333	11,143,742

Mid Cap Value Equity, Class NAV (Columbia)	399,677	4,140,652

Mid Cap Value Index, Class NAV (SSgA)	756,079	8,324,425

Mid Value, Class NAV (T. Rowe Price)	568,128	8,754,859

Mutual Shares, Class NAV (Franklin) (I)	1,190,492	13,512,087

Natural Resources, Class NAV (Wellington)	606,629	15,408,380

Real Estate Equity, Class NAV (T. Rowe Price)	1,000,252	8,382,109

Small Cap Growth, Class NAV (Wellington) (I)	499,607	5,655,556

Small Cap Index, Class NAV (John Hancock2) (A)	776,363	10,931,191

Small Company Value, Class NAV (T. Rowe Price)	210,451	5,682,179

Value & Restructuring, Class NAV (Columbia)	1,476,314	17,641,957

Value, Class NAV (Invesco)	394,977	4,159,110

John Hancock Funds III (G) 0.78%

International Core, Class NAV (GMO)	212,823	6,593,255

John Hancock Investment Trust (G) 0.48%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	288,175	4,051,741

FIXED INCOME 30.04%

John Hancock Funds II (G) 30.04%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	2,431,403	24,946,192

Currency Strategies, Class NAV (First Quadrant) (I)	1,782,759	17,239,283

Floating Rate Income, Class NAV (WAMCO)	2,968,405	28,615,423

Global Bond, Class NAV (PIMCO)	1,554,764	19,076,949

Global High Yield, Class NAV (Stone Harbor)	1,105,748	11,665,645

High Yield, Class NAV (WAMCO)	1,899,989	17,783,893

Multi Sector Bond, Class NAV (Stone Harbor)	1,845,582	19,267,871

Real Return Bond, Class NAV (PIMCO)	1,433,013	17,726,368

Spectrum Income, Class NAV (T. Rowe Price)	1,785,130	19,332,962

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,755,481	19,327,844

Total Bond Market, Class NAV (Declaration) (A)	450,018	4,626,184

Total Return, Class NAV (PIMCO)	3,118,922	43,290,633

U.S. High Yield Bond, Class NAV (Wells Capital)	908,126	11,860,125

Total investments
(Cost $704,077,853) 100.02%		$848,171,628

Other assets and liabilities, net (0.02%)		(185,613)

TOTAL NET ASSETS 100.00%		$847,986,015

Percentages are based upon net assets.

Lifecycle 2015 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value

Affiliated Investment Companies — 100.01%

EQUITY 57.99%

John Hancock Funds II (G) 57.41%

All Cap Value, Class NAV (Lord Abbett)	455,923	$5,585,054

Alpha Opportunities, Class NAV (Wellington)	962,935	11,950,025

Blue Chip Growth, Class NAV (T. Rowe Price)	895,559	19,460,490

Capital Appreciation, Class NAV (Jennison)	1,645,619	19,385,391

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	769,774	7,982,560

Emerging Markets, Class NAV (DFA)	2,264,962	26,364,161

Equity-Income, Class NAV (T. Rowe Price)	533,491	8,013,039

Fundamental Value, Class NAV (Davis)	756,403	11,852,833

Global Real Estate, Class NAV (Deutsche)	1,078,957	8,394,288

Heritage, Class NAV (American Century) (I)	285,299	2,747,430

Index 500, Class NAV (John Hancock2) (A)	10,630,337	104,389,912

International Equity Index, Class NAV (SSgA)	1,386,700	25,501,418

International Opportunities, Class NAV (Marsico)	231,937	3,325,976

International Small Cap, Class NAV (Franklin)	99,813	1,650,902

International Small Company, Class NAV (DFA)	184,525	1,658,881

International Value, Class NAV (Franklin)	214,295	3,328,003

Mid Cap Growth Index, Class NAV (SSgA)	341,088	4,133,984

Mid Cap Stock, Class NAV (Wellington) (I)	281,273	5,273,874

Mid Cap Value Equity, Class NAV (Columbia)	188,205	1,949,804

Mid Cap Value Index, Class NAV (SSgA)	375,381	4,132,950

Mid Value, Class NAV (T. Rowe Price)	272,183	4,194,343

Mutual Shares, Class NAV (Franklin) (I)	702,743	7,976,131

Natural Resources, Class NAV (Wellington)	341,880	8,683,746

Real Estate Equity, Class NAV (T. Rowe Price)	670,106	5,615,489

Small Cap Growth, Class NAV (Wellington) (I)	293,664	3,324,280

Small Cap Index, Class NAV (John Hancock2) (A)	551,688	7,767,770

Small Company Value, Class NAV (T. Rowe Price)	123,706	3,340,050

Value & Restructuring, Class NAV (Columbia)	766,373	9,158,159

Value, Class NAV (Invesco)	185,838	1,956,873

John Hancock Funds III (G) 0.58%

International Core, Class NAV (GMO)	107,336	3,325,263

FIXED INCOME 42.02%

John Hancock Funds II (G) 42.02

Active Bond, Class NAV
(John Hancock1 /Declaration)(A)	3,005,611	30,837,565

Currency Strategies, Class NAV (First Quadrant) (I)	1,205,469	11,656,882

Floating Rate Income, Class NAV (WAMCO)	2,131,851	20,551,046

Global Bond, Class NAV (PIMCO)	1,602,310	19,660,348

Global High Yield, Class NAV (Stone Harbor)	1,084,334	11,439,722

High Yield, Class NAV (WAMCO)	1,893,150	17,719,883

Multi Sector Bond, Class NAV (Stone Harbor)	1,771,109	18,490,377

Real Return Bond, Class NAV (PIMCO)	1,369,268	16,937,850

Spectrum Income, Class NAV (T. Rowe Price)	1,712,877	18,550,453

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,683,174	18,531,745

Total Bond Market, Class NAV (Declaration) (A)	627,879	6,454,591

Total Return, Class NAV (PIMCO)	2,764,222	38,367,407

U.S. High Yield Bond, Class NAV (Wells Capital)	893,422	11,668,096

Total investments
(Cost $483,583,959) 100.01%		$573,289,044

Other assets and liabilities, net (0.01%)		(34,315)

TOTAL NET ASSETS 100.00%		$573,254,729

Percentages are based upon net assets.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	27

Lifecycle 2010 Portfolio

As of 2-28-11 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.01%

EQUITY 47.56%

John Hancock Funds II (G) 47.13%

All Cap Value, Class NAV (Lord Abbett)	386,130	$4,730,094

Alpha Opportunities, Class NAV (Wellington)	685,713	8,509,702

Blue Chip Growth, Class NAV (T. Rowe Price)	637,848	13,860,436

Capital Appreciation, Class NAV (Jennison)	1,176,549	13,859,743

Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	544,994	5,651,592

Emerging Markets, Class NAV (DFA)	1,433,775	16,689,137

Equity-Income, Class NAV (T. Rowe Price)	377,916	5,676,297

Fundamental Value, Class NAV (Davis)	544,982	8,539,869

Global Real Estate, Class NAV (Deutsche)	915,729	7,124,375

Index 500, Class NAV (John Hancock2) (A)	7,766,509	76,267,118

International Equity Index, Class NAV (SSgA)	1,008,028	18,537,635

International Opportunities, Class NAV (Marsico)	148,264	2,126,102

International Small Company, Class NAV (DFA)	159,596	1,434,770

International Value, Class NAV (Franklin)	136,726	2,123,351

Mid Cap Growth Index, Class NAV (SSgA)	505,677	6,128,810

Mid Cap Stock, Class NAV (Wellington) (I)	125,318	2,349,704

Mid Cap Value Index, Class NAV (SSgA)	559,154	6,156,280

Mid Value, Class NAV (T. Rowe Price)	153,520	2,365,745

Mutual Shares, Class NAV (Franklin) (I)	498,983	5,663,455

Natural Resources, Class NAV (Wellington)	214,261	5,442,231

Real Estate Equity, Class NAV (T. Rowe Price)	566,776	4,749,583

Small Cap Growth, Class NAV (Wellington) (I)	207,536	2,349,312

Small Cap Index, Class NAV (John Hancock2) (A)	383,869	5,404,869

Small Company Value, Class NAV (T. Rowe Price)	87,424	2,360,457

Value & Restructuring, Class NAV (Columbia)	516,328	6,170,117

John Hancock Funds III (G) 0.43%

International Core, Class NAV (GMO)	68,671	2,127,418

FIXED INCOME 52.45%

John Hancock Funds II (G) 52.45%

Active Bond, Class NAV
(John Hancock1/Declaration)(A)	3,746,362	38,437,669

Currency Strategies, Class NAV (First Quadrant) (I)	1,113,216	10,764,803

Floating Rate Income, Class NAV (WAMCO)	2,132,019	20,552,664

Global Bond, Class NAV (PIMCO)	1,537,169	18,861,065

Global High Yield, Class NAV (Stone Harbor)	1,036,414	10,934,167

High Yield, Class NAV (WAMCO)	1,735,250	16,241,937

Multi Sector Bond, Class NAV (Stone Harbor)	1,970,677	20,573,870

Real Return Bond, Class NAV (PIMCO)	1,380,972	17,082,626

Spectrum Income, Class NAV (T. Rowe Price)	1,917,206	20,763,341

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,911,038	21,040,533

Total Bond Market, Class NAV (Declaration) (A)	960,647	9,875,446

Total Return, Class NAV (PIMCO)	3,215,705	44,633,980

U.S. High Yield Bond, Class NAV (Wells Capital)	836,055	10,918,883

Total investments
(Cost $434,738,096) 100.01%		$497,079,186

Other assets and liabilities, net (0.01%)		(38,795)

TOTAL NET ASSETS 100.00%		$497,040,391

Percentages are based upon net assets.

Footnote Legend:
(A)	The subadviser is an affiliate of the adviser.

(G)	The underlying fund’s subadviser is shown parenthetically.

(I)	Non-income producing.

[1]	Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

[2]	Manulife Asset Management (North America) Limited is doing business as
John Hancock Asset Management.

28	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial statements

Statements of assets and liabilities 2-28-11 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$452,431,858	$447,457,762	$594,700,933
Receivable for investments sold	750,000	750,000	1,000,000
Receivable for fund shares sold	313,599	430,216	145,030
Dividends and interest receivable	29,080	28,868	38,380
Receivable due from adviser	775	835	899
Other assets	44,865	45,224	44,921
Total assets	453,570,177	448,712,905	595,930,163

Liabilities

Payable for investments purchased	1,077,306	1,203,225	1,176,765
Payable for fund shares repurchased	2,998	7,256	3,035
Payable to affiliates (Note 4)
Accounting and legal services fees	9,830	9,746	12,962
Transfer agent fees	2,806	3,176	4,237
Trustees’ fees	329	341	447
Distribution and service fees	1,378	1,787	2,798
Other liabilities and accrued expenses	35,446	34,297	37,344
Total liabilities	1,130,093	1,259,828	1,237,588

Net assets

Capital paid-in	$379,312,613	$378,080,320	$506,870,079
Accumulated distributions in excess of net investment income	(36,041)	(35,529)	(44,324)
Accumulated net realized loss on investments	(16,429,960)	(16,858,231)	(24,927,790)
Net unrealized appreciation (depreciation) on investments	89,593,472	86,266,517	112,794,610
Net assets	$452,440,084	$447,453,077	$594,692,575
Investments in affiliated funds, at cost	$362,838,386	$361,191,245	$481,906,323

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$9,008,086	$10,024,160	$13,480,996
Shares outstanding	896,949	997,491	1,337,105
Net asset value and redemption price per share	$10.04	$10.05	$10.08
Class R1: Net assets	$1,011,239	$1,183,118	$1,991,995
Shares outstanding	100,779	117,847	197,723
Net asset value, offering price and redemption price per share	$10.03	$10.04	$10.07
Class R3: Net assets	$731,353	$2,166,030	$1,719,294
Shares outstanding	72,867	215,966	170,553
Net asset value, offering price and redemption price per share	$10.04	$10.03	$10.08
Class R4: Net assets	$370,791	$200,742	$984,061
Shares outstanding	36,865	19,965	97,282
Net asset value, offering price and redemption price per share	$10.06	$10.05	$10.12
Class R5: Net assets	$629,813	$885,104	$1,128,234
Shares outstanding	62,453	87,767	111,512
Net asset value, offering price and redemption price per share	$10.08	$10.08	$10.12
Class 1: Net assets	$440,688,802	$432,993,923	$575,387,995
Shares outstanding	43,734,862	42,981,163	56,873,622
Net asset value, offering price and redemption price per share	$10.08	$10.07	$10.12

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.57	$10.58	$10.61

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	29

F I N A N C I A L  S T A T E M EN T S

Statements of assets and liabilities 2-28-11 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$759,431,070	$875,092,260	$848,171,628
Receivable for investments sold	2,360,000	4,625,763	4,670,000
Receivable for fund shares sold	311,048	24,901	857,645
Dividends and interest receivable	90,273	195,827	293,430
Receivable due from adviser	1,059	1,041	1,194
Other assets	45,477	46,733	48,664
Total assets	762,238,927	879,986,525	854,042,561

Liabilities

Payable for investments purchased	2,715,052	4,299,472	5,832,342
Payable for fund shares repurchased	33,281	548,404	150,720
Payable to affiliates (Note 4)
Accounting and legal services fees	16,627	19,207	18,709
Transfer agent fees	6,775	6,750	8,456
Trustees’ fees	588	682	692
Distribution and service fees	3,102	4,302	3,707
Other liabilities and accrued expenses	40,591	42,109	41,920
Total liabilities	2,816,016	4,920,926	6,056,546

Net assets

Capital paid-in	$653,924,579	$768,602,281	$752,768,921
Undistributed net investment income	39,820	271,240	509,915
Accumulated net realized loss on investments	(36,112,792)	(48,022,192)	(49,386,596)
Net unrealized appreciation (depreciation) on investments	141,571,304	154,214,270	144,093,775
Net assets	$759,422,911	$875,065,599	$847,986,015
Investments in affiliated funds, at cost	$617,859,766	$720,877,990	$704,077,853

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$21,521,529	$21,141,515	$25,822,236
Shares outstanding	2,156,069	2,121,601	2,586,594
Net asset value and redemption price per share	$9.98	$9.96	$9.98
Class R1: Net assets	$2,282,329	$2,123,372	$2,257,179
Shares outstanding	229,306	213,732	226,475
Net asset value, offering price and redemption price per share	$9.95	$9.93	$9.97
Class R3: Net assets	$2,360,852	$2,688,155	$3,818,025
Shares outstanding	237,093	270,475	382,918
Net asset value, offering price and redemption price per share	$9.96	$9.94	$9.97
Class R4: Net assets	$211,947	$1,029,170	$176,068
Shares outstanding	21,289	103,486	17,674
Net asset value, offering price and redemption price per share	$9.96	$9.95	$9.96
Class R5: Net assets	$2,141,819	$3,574,401	$3,258,944
Shares outstanding	215,081	359,784	326,613
Net asset value, offering price and redemption price per share	$9.96	$9.93	$9.98
Class 1: Net assets	$730,904,435	$844,508,986	$812,653,563
Shares outstanding	73,430,876	85,007,781	81,512,169
Net asset value, offering price and redemption price per share	$9.95	$9.93	$9.97

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.51	$10.48	$10.51

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

30	Lifecycle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M EN T S

Statements of assets and liabilities 2-28-11 (Unaudited)

Continued
	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value (Note 7)	$573,289,044	$497,079,186
Receivable for investments sold	6,714,267	10,189,438
Receivable for fund shares sold	14,058	116,106
Dividends and interest receivable	260,180	278,555
Receivable due from adviser	945	855
Other assets	46,099	47,122
Total assets	580,324,593	507,711,262

Liabilities

Payable for investments purchased	6,861,653	10,321,735
Payable for fund shares repurchased	148,700	290,255
Payable to affiliates (Note 4)
Accounting and legal services fees	12,670	11,564
Transfer agent fees	5,919	4,344
Trustees’ fees	475	533
Distribution and service fees	3,413	1,905
Other liabilities and accrued expenses	37,034	40,535
Total liabilities	7,069,864	10,670,871

Net assets

Capital paid-in	$524,910,256	$452,839,331
Undistributed net investment income	493,707	569,366
Accumulated net realized loss on investments	(41,854,319)	(18,709,396)
Net unrealized appreciation (depreciation) on investments	89,705,085	62,341,090
Net assets	$573,254,729	$497,040,391
Investments in affiliated funds, at cost	$483,583,959	$434,738,096

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$18,754,390	$14,057,908
Shares outstanding	1,904,749	1,413,935
Net asset value and redemption price per share	$9.85	$9.94
Class R1: Net assets	$1,599,332	$466,483
Shares outstanding	162,624	47,018
Net asset value, offering price and redemption price per share	$9.83	$9.92
Class R3: Net assets	$2,429,118	$1,738,463
Shares outstanding	247,051	175,066
Net asset value, offering price and redemption price per share	$9.83	$9.93
Class R4: Net assets	$82,206	$82,674
Shares outstanding	8,362	8,319
Net asset value, offering price and redemption price per share	$9.83	$9.94
Class R5: Net assets	$1,589,725	$2,953,085
Shares outstanding	161,520	297,260
Net asset value, offering price and redemption price per share	$9.84	$9.93
Class 1: Net assets	$548,799,958	$477,741,778
Shares outstanding	55,784,937	48,061,210
Net asset value, offering price and redemption price per share	$9.84	$9.94

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.37	$10.46

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	31

F I N A N C I A L  S T A T E M EN T S

Statements of operations For the six months ended 2-28-11 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$4,673,344	$4,641,555	$6,181,844

Expenses

Investment management fees (Note 4)	124,818	124,601	165,522
Distribution and service fees (Note 4)	113,202	118,305	155,341
Transfer agent fees (Note 4)	7,220	8,221	10,969
Accounting and legal services fees (Note 4)	28,293	28,201	37,441
State registration fees (Note 4)	32,883	33,213	32,875
Professional fees	16,711	16,700	17,841
Printing and postage (Note 4)	1,063	1,223	1,402
Custodian fees	5,970	5,970	5,970
Trustees’ fees (Note 4)	1,751	1,770	2,347
Registration and filing fees	5,537	6,122	5,790
Other	2,591	2,606	2,892
Total expenses before reductions and amounts recaptured	340,039	346,932	438,390

Net expense reductions and amounts recaptured (Note 4)	(41,463)	(42,818)	(44,454)
Total expenses	298,576	304,114	393,936

Net investment income	4,374,768	4,337,441	5,787,908

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	530,219	355,505	194,854
Capital gain distributions received from affiliated underlying funds	5,631,736	5,614,275	7,458,665
	6,161,955	5,969,780	7,653,519
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	75,719,453	76,062,865	101,308,225
Net realized and unrealized gain	81,881,408	82,032,645	108,961,744

Increase in net assets from operations	$86,256,176	$86,370,086	$114,749,652

32	Lifecycle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M EN T S

Statements of operations For the six months ended 2-28-11 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$8,453,624	$11,166,259	$12,994,605

Expenses

Investment management fees (Note 4)	212,749	244,360	238,001
Distribution and service fees (Note 4)	203,507	231,220	236,035
Transfer agent fees (Note 4)	17,446	17,513	21,519
Accounting and legal services fees (Note 4)	48,278	55,802	55,011
State registration fees (Note 4)	33,123	33,278	33,447
Professional fees	19,175	20,102	19,963
Printing and postage (Note 4)	2,044	2,097	2,583
Custodian fees	5,970	5,970	5,970
Trustees’ fees (Note 4)	3,052	3,543	3,539
Registration and filing fees	6,486	7,150	6,844
Other	3,464	3,767	3,767

Total expenses before reductions and amounts recaptured	555,294	624,802	626,679
Net expense reductions and amounts recaptured (Note 4)	(47,163)	(48,449)	(45,538)

Total expenses	508,131	576,353	581,141

Net investment income	7,945,493	10,589,906	12,413,464

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(301,983)	(339,939)	1,812,566
Capital gain distributions received from affiliated underlying funds	9,349,693	10,509,796	9,849,905
	9,047,710	10,169,857	11,662,471
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	126,534,165	133,486,084	111,965,288
Net realized and unrealized gain	135,581,875	143,655,941	123,627,759

Increase in net assets from operations	$143,527,368	$154,245,847	$136,041,223

	Semiannual report | Lifecycle Portfolios	33
See notes to financial statements

F I N A N C I A L  S T A T E M EN T S

Statements of operations For the six months ended 2-28-11 (Unaudited)

Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$10,042,276	$10,345,163

Expenses

Investment management fees (Note 4)	156,464	148,195
Distribution and service fees (Note 4)	162,029	143,833
Transfer agent fees (Note 4)	15,080	10,784
Accounting and legal services fees (Note 4)	37,546	35,716
State registration fees (Note 4)	33,167	33,273
Professional fees	17,800	17,607
Printing and postage (Note 4)	1,757	1,155
Custodian fees	5,970	5,970
Trustees’ fees (Note 4)	2,437	2,441
Registration and filing fees	5,780	4,812
Other	3,206	2,814

Total expenses before reductions and amounts recaptured	441,236	406,600

Net expense reductions and amounts recaptured (Note 4)	(35,728)	(34,970)
Total expenses	405,508	371,630

Net investment income	9,636,768	9,973,533

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	474,967	5,148,285
Capital gain distributions received from affiliated underlying funds	6,328,340	5,551,082
	6,803,307	10,699,367
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	64,131,966	46,242,058
Net realized and unrealized gain	70,935,273	56,941,425

Increase in net assets from operations	$80,572,041	$66,914,958

34	Lifecycle Portfolios | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio
	Six months ended		Six months ended
	2-28-11 (Unaudited)	Year ended 8-31-10	2-28-11 (Unaudited)	Year ended 8-31-10
Increase (decrease) in net assets

From operations

Net investment income	$4,374,768	$3,536,133	$4,337,441	$3,709,414
Net realized gain (loss)	6,161,955	(2,291,284)	5,969,780	(2,941,995)
Change in net unrealized appreciation	75,719,453	7,646,002	76,062,865	9,004,898
(depreciation)
Increase in net assets resulting
from operations	86,256,176	8,890,851	86,370,086	9,772,317

Distributions to shareholders

From net investment income
Class A	(55,685)	(46,943)	(62,031)	(61,244)
Class R1	(5,093)	(5,561)	(6,192)	(9,129)
Class R3	(4,419)	(3,590)	(12,677)	(13,716)
Class R4	(2,925)	(1,521)	(1,673)	(518)
Class R5	(5,796)	(2,586)	(8,720)	(7,740)
Class 1	(4,453,329)	(3,415,896)	(4,398,789)	(3,556,663)
From net realized gain
Class A	(59,552)	(16,183)	(66,473)	(21,053)
Class R1	(6,741)	(2,179)	(8,213)	(3,564)
Class R3	(5,045)	(1,290)	(14,514)	(4,910)
Class R4	(2,487)	(451)	(1,428)	(153)
Class R5	(3,787)	(635)	(5,700)	(1,903)
Class 1	(3,021,240)	(865,520)	(2,991,844)	(900,289)

Total distributions	(7,626,099)	(4,362,355)	(7,578,254)	(4,580,882)

From Portfolio share transactions
(Note 5)	56,205,673	117,893,478	47,294,027	111,915,589

Total increase	134,835,750	122,421,974	126,085,859	117,107,024

Net assets

Beginning of period	317,604,334	195,182,360	321,367,218	204,260,194

End of period	$452,440,084	$317,604,334	$447,453,077	$321,367,218

Undistributed (accumulated
distributions in excess of) net
investment income	($36,041)	$116,438	($35,529)	$117,112

See notes to financial statements	Semiannual report | Lifecycle Portfolios	35

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio
	Six months ended		Six months ended
	2-28-11 (Unaudited)	Year ended 8-31-10	2-28-11 (Unaudited)	Year ended 8-31-10
Increase (decrease) in net assets

From operations

Net investment income	$5,787,908	$5,075,830	$7,945,493	$7,196,632
Net realized gain (loss)	7,653,519	(4,994,913)	9,047,710	(7,251,391)
Change in net unrealized appreciation
(depreciation)	101,308,225	13,677,597	126,534,165	19,429,008

Increase in net assets resulting
from operations	114,749,652	13,758,514	143,527,368	19,374,249

Distributions to shareholders

From net investment income
Class A	(85,254)	(77,692)	(158,609)	(131,642)
Class R1	(10,397)	(9,922)	(14,893)	(14,717)
Class R3	(8,973)	(6,502)	(14,386)	(7,729)
Class R4	(7,363)	(1,545)	(1,523)	(816)
Class R5	(11,729)	(5,264)	(24,341)	(14,368)
Class 1	(5,881,665)	(4,898,225)	(8,400,670)	(6,495,521)
From net realized gain
Class A	(90,510)	(26,515)	(139,995)	(44,054)
Class R1	(13,634)	(3,841)	(15,683)	(5,562)
Class R3	(10,910)	(2,409)	(14,235)	(2,799)
Class R4	(6,235)	(455)	(1,106)	(236)
Class R5	(7,618)	(1,287)	(13,958)	(3,476)
Class 1	(3,974,505)	(1,233,609)	(4,992,230)	(1,616,531)

Total distributions	(10,108,793)	(6,267,266)	(13,791,629)	(8,337,451)

From Portfolio share transactions
(Note 5)	64,405,133	137,948,628	72,762,239	182,686,736

Total increase	169,045,992	145,439,876	202,497,978	193,723,534

Net assets

Beginning of period	425,646,583	280,206,707	556,924,933	363,201,399

End of period	$594,692,575	$425,646,583	$759,422,911	$556,924,933

Undistributed (accumulated
distributions in excess of) net
investment income	($44,324)	$173,149	$39,820	$708,749

36	Lifecycle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio
	Six months ended		Six months ended
	2-28-11 (Unaudited)	Year ended 8-31-10	2-28-11 (Unaudited)	Year ended 8-31-10
Increase (decrease) in net assets

From operations

Net investment income	$10,589,906	$10,596,589	$12,413,464	$13,170,918
Net realized gain (loss)	10,169,857	(7,995,101)	11,662,471	(12,571,924)
Change in net unrealized appreciation
(depreciation)	133,486,084	26,121,187	111,965,288	34,423,179

Increase in net assets resulting
from operations	154,245,847	28,722,675	136,041,223	35,022,173

Distributions to shareholders

From net investment income
Class A	(217,659)	(167,876)	(382,737)	(265,885)
Class R1	(20,104)	(19,923)	(32,194)	(35,124)
Class R3	(24,331)	(12,254)	(51,036)	(16,382)
Class R4	(10,866)	(4,099)	(3,004)	(1,576)
Class R5	(51,292)	(11,407)	(63,619)	(18,259)
Class 1	(12,082,965)	(9,127,164)	(15,220,906)	(10,678,662)
From net realized gain
Class A	(141,903)	(46,480)	(184,096)	(57,599)
Class R1	(14,892)	(6,092)	(16,948)	(8,230)
Class R3	(17,241)	(3,619)	(26,047)	(3,738)
Class R4	(6,108)	(1,008)	(1,296)	(310)
Class R5	(23,891)	(2,401)	(23,761)	(3,165)
Class 1	(5,793,623)	(1,968,640)	(5,814,859)	(1,887,701)

Total distributions	(18,404,875)	(11,370,963)	(21,820,503)	(12,976,631)

From Portfolio share transactions
(Note 5)	88,191,876	192,468,570	78,071,379	196,721,121

Total increase	224,032,848	209,820,282	192,292,099	218,766,663

Net assets

Beginning of period	651,032,751	441,212,469	655,693,916	436,927,253

End of period	$875,065,599	$651,032,751	$847,986,015	$655,693,916

Undistributed net investment
income	$271,240	$2,088,551	$509,915	$3,849,947

See notes to financial statements	Semiannual report | Lifecycle Portfolios	37

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio
	Six months ended		Six months ended
	2-28-11 (Unaudited)	Year ended 8-31-10	2-28-11 (Unaudited)	Year ended 8-31-10
Increase (decrease) in net assets

From operations

Net investment income	$9,636,768	$11,546,411	$9,973,533	$14,138,979
Net realized gain (loss)	6,803,307	(10,908,815)	10,699,367	(6,466,504)
Change in net unrealized appreciation
(depreciation)	64,131,966	28,937,745	46,242,058	18,381,694

Increase in net assets resulting
from operations	80,572,041	29,575,341	66,914,958	26,054,169

Distributions to shareholders

From net investment income
Class A	(351,388)	(244,190)	(289,292)	(140,404)
Class R1	(29,776)	(20,263)	(10,254)	(8,771)
Class R3	(46,495)	(28,413)	(41,261)	(20,105)
Class R4	(1,727)	(860)	(2,183)	(1,430)
Class R5	(28,645)	(4,495)	(59,950)	(4,780)
Class 1	(12,767,901)	(9,397,695)	(14,508,343)	(9,970,848)
From net realized gain
Class A	(122,542)	(47,258)	(73,096)	(24,119)
Class R1	(11,132)	(4,166)	(2,740)	(1,619)
Class R3	(16,975)	(5,723)	(10,819)	(3,621)
Class R4	(553)	(154)	(513)	(225)
Class R5	(8,163)	(727)	(12,848)	(667)
Class 1	(3,705,993)	(1,546,352)	(3,148,858)	(1,415,580)

Total distributions	(17,091,290)	(11,300,296)	(18,160,157)	(11,592,169)

From Portfolio share transactions
(Note 5)	53,140,458	122,608,205	(10,730,652)	286,012,763

Total increase	116,621,209	140,883,250	38,024,149	300,474,763

Net assets

Beginning of period	456,633,520	315,750,270	459,016,242	158,541,479

End of period	$573,254,729	$456,633,520	$497,040,391	$459,016,242

Undistributed net investment
income	$493,707	$4,082,871	$569,366	$5,507,116

38	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifecycle 2045 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.11	0.08	1.99	2.07	(0.07)	(0.07)	—	(0.14)	10.04	25.63[5,6]	0.80[7,8]	0.59[7,8]	1.76[7]	9,008	9
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00[5]	0.85[8]	0.60[8,9]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)[5]	1.90[8]	0.63[8]	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[5]	1.61[8]	0.66[8,10]	0.44	1,874	16
08-31-2007[11]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97[5,6]	1.94[7,12]	0.62[7,12]	(0.45)[7]	1,348	5

CLASS R1

02-28-2011[4]	8.10	0.07	1.99	2.06	(0.06)	(0.07)	—	(0.13)	10.03	25.49[5,6]	2.36[7,8]	0.74[7,8]	1.55[7]	1,011	9
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88[5]	1.65[8]	0.75[8,13]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[5]	5.27[8]	0.86[8]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[5]	12.47[8]	0.89[8,10]	0.08	181	16
08-31-2007[11]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68[5,6]	16.68[7,12]	0.87[7,12]	(0.09)[7]	113	5

CLASS R3

02-28-2011[4]	8.10	0.08	2.00	2.08	(0.07)	(0.07)	—	(0.14)	10.04	25.73[5,6]	2.71[7,8]	0.64[7,8]	1.68[7]	731	9
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83[5]	2.47[8]	0.65[8,13]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[5]	6.51[8]	0.76[8]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[5]	10.48[8]	0.81[8,10]	0.28	283	16
08-31-2007[11]	10.00	—[14]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80[5,6]	16.45[7,12]	0.80[7,12]	(0.03)[7]	118	5

CLASS R4

02-28-2011[4]	8.13	0.09	2.00	2.09	(0.09)	(0.07)	—	(0.16)	10.06	25.79[5,6]	4.44[7,8]	0.39[7,8]	1.98[7]	371	9
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17[5]	3.79[8]	0.40[8,13]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[5]	6.09[8]	0.48[8]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[5]	14.15[8]	0.52[8,10]	0.55	142	16
08-31-2007[11]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06[5,6]	16.32[7,12]	0.52[7,12]	0.26[7]	112	5

CLASS R5

02-28-2011[4]	8.16	0.12	1.99	2.11	(0.12)	(0.07)	—	(0.19)	10.08	25.91[5,6]	3.12[7,8]	0.09[7,8]	2.51[7]	630	9
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55[5]	3.49[8]	0.10[8,13]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[5]	7.40[8]	0.19[8]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[5]	12.02[8]	0.24[8,10]	0.72	161	16
08-31-2007[11]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32[5,6]	16.02[7,12]	0.23[7,12]	0.55[7]	112	5

CLASS 1

02-28-2011[4]	8.15	0.11	2.00	2.11	(0.11)	(0.07)	—	(0.18)	10.08	26.01[5,6]	0.14[7,8]	0.14[7,8]	2.24[7]	440,689	9
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38[5]	0.16[8]	0.15[8]	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[5]	0.19[8]	0.19[8]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[5]	0.24[8]	0.20[8]	0.59	97,667	16
08-31-2007[11]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32[5,6]	0.64[7,12]	0.20[7,12]	(0.15)[7]	23,187	5

See notes to financial statements	Semiannual report | Lifecycle Portfolios	39

Financial highlights

Continued

Lifecycle 2045 Portfolio continued
1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes small account fee credits of 0.02% of average net assets.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 Includes the impact of expense recapture for the following period ended 8-31-10: 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3,
Class R4 and Class R5 shares, respectively. See Note 4.
14 Less than ($0.005) per share.

Lifecycle 2040 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.12	0.08	1.99	2.07	(0.07)	(0.07)	—	(0.14)	10.05	25.60[5,6]	0.78[7,8]	0.59[7,8]	1.77[7]	10,024	9
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00[5]	0.74[8]	0.60[8,9,10]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)[5]	1.61[8]	0.63[8]	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[5]	2.15[8]	0.65[8,11]	0.49	1,257	16
08-31-2007[12]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99[5,6]	3.15[7,13]	0.62[7,13]	(0.18)[7]	584	3

CLASS R1

02-28-2011[4]	8.10	0.06	2.01	2.07	(0.06)	(0.07)	—	(0.13)	10.04	25.61[5,6]	1.98[7,8]	0.74[7,8]	1.33[7]	1,183	9
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.34[8]	0.75[8,9]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[5]	4.57[8]	0.85[8]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[5]	9.48[8]	0.89[8,11]	0.09	200	16
08-31-2007[12]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70[5,6]	16.61[7,13]	0.87[7,13]	(0.09)[7]	112	3

CLASS R3

02-28-2011[4]	8.10	0.08	1.99	2.07	(0.07)	(0.07)	—	(0.14)	10.03	25.60[5,6]	1.46[7,8]	0.64[7,8]	1.71[7]	2,166	9
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97[5]	1.25[8]	0.65[8,9]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[5]	1.96[8]	0.76[8]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[5]	5.48[8]	0.83[8,11]	0.06	1,181	16
08-31-2007[12]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82[5,6]	15.59[7,13]	0.80[7,13]	(0.07)[7]	141	3

CLASS R4

02-28-2011[4]	8.13	0.09	1.99	2.08	(0.09)	(0.07)	—	(0.16)	10.05	25.67[5,6]	7.23[7,8]	0.39[7,8]	1.91[7]	201	9
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18[5]	6.62[8]	0.40[8,9]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[5]	6.79[8]	0.48[8]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[5]	11.68[8]	0.53[8,11]	0.40	173	16
08-31-2007[12]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07[5,6]	16.23[7,13]	0.52[7,13]	0.26[7]	112	3

40	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2040 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

02-28-2011[4]	8.16	0.11	2.00	2.11	(0.12)	(0.07)	—	(0.19)	10.08	25.91[5,6]	2.06[7,8]	0.09[7,8]	2.42[7]	885	9
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56[5]	1.52[8]	0.10[8,9]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[5]	2.54[8]	0.19[8]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[5]	7.95[8]	0.24[8,11]	0.48	633	16
08-31-2007[12]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33[5,6]	15.71[7,13]	0.23[7,13]	0.53[7]	115	3

CLASS 1

02-28-2011[4]	8.15	0.10	2.00	2.10	(0.11)	(0.07)	—	(0.18)	10.07	25.89[5,6]	0.14[7,8]	0.14[7,8]	2.23[7]	432,994	9
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52[5]	0.16[8]	0.15[8]	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[5]	0.18[8]	0.18[8]	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[5]	0.22[8]	0.20[8]	0.61	111,814	16
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34[5,6]	0.62[7,13]	0.20[7,13]	(0.16)[7]	25,954	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture for the following period ended 8-31-10: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for
Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
10 Includes small account fee credits of 0.01% of average net assets.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
13 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Lifecycle 2035 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.14	0.09	1.99	2.08	(0.07)	(0.07)	—	(0.14)	10.08	25.67[5,6]	0.73[7,8]	0.59[7,8]	1.81[7]	13,481	9
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00[6]	0.70[8]	0.60[8,9]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)[6]	1.29[8]	0.62[8]	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)[6]	1.80[8]	0.64[8,10]	0.20	2,132	14
08-31-2007[11]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92[6,5]	2.47[7,12]	0.62[7,12]	(0.20)[7]	610	4

See notes to financial statements	Semiannual report | Lifecycle Portfolios	41

Financial highlights

Continued

Lifecycle 2035 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

02-28-2011[4]	8.13	0.07	2.00	2.07	(0.06)	(0.07)	—	(0.13)	10.07	25.53[5,6]	1.62[7,8]	0.74[7,8]	1.55[7]	1,992	9
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74[6]	1.32[8]	0.75[8,9]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[6]	4.49[8]	0.84[8]	1.13	647	20
08-31-2008	11.00	—[13]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[6]	10.40[8]	0.88[8,10]	(0.02)	177	14
08-31-2007[11]	10.00	—[13]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62[6,5]	16.29[7,12]	0.86[7,12]	0.01[7]	112	4

CLASS R3

02-28-2011[4]	8.14	0.08	1.99	2.07	(0.06)	(0.07)	—	(0.13)	10.08	25.56[5,6]	1.65[7,8]	0.69[7,8]	1.68[7]	1,719	9
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91[6]	1.53[8]	0.70[8,9]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[6]	4.47[8]	0.77[8]	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[6]	9.94[8]	0.81[8,10]	0.24	278	14
08-31-2007[11]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74[6,5]	16.22[7,12]	0.79[7,12]	0.08[7]	112	4

CLASS R4

02-28-2011[4]	8.18	0.10	2.00	2.10	(0.09)	(0.07)	—	(0.16)	10.12	25.77[5,6]	2.05[7,8]	0.39[7,8]	2.02[7]	984	9
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43[6]	2.65[8]	0.40[8,9]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[6]	9.27[8]	0.47[8]	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[6]	11.02[8]	0.52[8,10]	0.41	219	14
08-31-2007[11]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00[6,5]	15.92[7,12]	0.50[7,12]	0.36[7]	112	4

CLASS R5

02-28-2011[4]	8.19	0.13	1.99	2.12	(0.12)	(0.07)	—	(0.19)	10.12	25.96[5,6]	1.76[7,8]	0.09[7,8]	2.72[7]	1,128	9
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55[6]	2.52[8]	0.10[8,9]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[6]	7.18[8]	0.17[8]	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[6]	11.07[8]	0.23[8,10]	0.78	149	14
08-31-2007[11]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26[6,5]	15.08[7,12]	0.22[7,12]	0.62[7]	119	4

CLASS 1

02-28-2011[4]	8.18	0.11	2.01	2.12	(0.11)	(0.07)	—	(0.18)	10.12	26.06[5,6]	0.14[7,8]	0.14[7,8]	2.24[7]	575,388	9
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38[6]	0.15[8]	0.15[8,9]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[6]	0.17[8]	0.17[8]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[6]	0.19[8]	0.19[8]	0.66	161,263	14
08-31-2007[11]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27[6,5]	0.45[7,12]	0.20[7,12]	(0.06)[7]	39,674	4

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture for the following period ended 8-31-10: 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A,
Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 Less than $0.005 per share.

42	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2030 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.13	0.09	1.91	2.00	(0.08)	(0.07)	—	(0.15)	9.98	24.71[5,6]	0.67[7,8]	0.59[7,8]	1.91[7]	21,522	11
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31[5]	0.66[8]	0.59[8,12]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)[5]	1.06[8]	0.61[8]	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[5]	1.33[8]	0.63[8,9]	0.43	3,345	10
08-31-2007[10]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38[5,6]	2.02[7,11]	0.63[7,11]	(0.23)[7]	1,135	3

CLASS R1

02-28-2011[4]	8.10	0.08	1.91	1.99	(0.07)	(0.07)	—	(0.14)	9.95	24.63[5,6]	1.50[7,8]	0.74[7,8]	1.68[7]	2,282	11
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06[5]	1.16[8]	0.74[8,12]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[5]	3.04[8]	0.83[8]	1.04	1,245	23
08-31-2008	10.88	—[13]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[5]	8.40[8]	0.88[8,9]	0.02	320	10
08-31-2007[10]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98[5,6]	16.24[7,11]	0.86[7,11]	0.12[7]	112	3

CLASS R3

02-28-2011[4]	8.11	0.08	1.91	1.99	(0.07)	(0.07)	—	(0.14)	9.96	24.66[5,6]	1.40[7,8]	0.69[7,8]	1.78[7]	2,361	11
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10[5]	1.39[8]	0.69[8,12]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[5]	3.09[8]	0.76[8]	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[5]	4.24[8]	0.78[8,9]	0.76	676	10
08-31-2007[10]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00[5,6,14]	16.18[7,11]	0.79[7,11]	0.19[7]	112	3

CLASS R4

02-28-2011[4]	8.12	0.10	1.91	2.01	(0.10)	(0.07)	—	(0.17)	9.96	24.84[5,6]	8.92[7,8]	0.39[7,8]	2.04[7]	212	11
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37[5]	5.08[8]	0.39[8,12]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[5]	5.43[8]	0.45[8]	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[5]	14.83[8]	0.49[8,9]	0.79	115	10
08-31-2007[10]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36[5,6,14]	15.88[7,11]	0.50[7,11]	0.47[7]	111	3

CLASS R5

02-28-2011[4]	8.13	0.13	1.90	2.03	(0.13)	(0.07)	—	(0.20)	9.96	25.03[5,6]	1.00[7,8]	0.09[7,8]	2.75[7]	2,142	11
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76[5]	0.96[8]	0.09[8,12]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[5]	1.61[8]	0.17[8]	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[5]	6.18[8]	0.24[8,9]	0.42	1,002	10
08-31-2007[10]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62[5,6,14]	15.57[7,11]	0.22[7,11]	0.76[7]	112	3

CLASS 1

02-28-2011[4]	8.12	0.11	1.91	2.02	(0.12)	(0.07)	—	(0.19)	9.95	25.00[5,6]	0.14[7,8]	0.14[7,8]	2.38[7]	730,904	11
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72[5]	0.15[8]	0.14[8]	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16[8]	0.16[8]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	0.18[8]	0.18[8]	0.75	219,711	10
08-31-2007[10]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63[5,6]	0.38[7,11]	0.20[7,11]	0.12[7]	50,070	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
10 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	43

Financial highlights

Continued

Lifecycle 2030 Portfolio continued
11 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
12 Includes the impact of expense recapture for the following period ended 8-31-10: 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A,
Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
13 Less than $0.005 per share.
14 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.

Lifecycle 2025 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including re-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	ductions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.28	0.11	1.75	1.86	(0.11)	(0.07)	—	(0.18)	9.96	22.58[5,6]	0.67[7]	0.58[7,8]	2.30[7]	21,142	13
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02[6]	0.64	0.59[8,9]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)[6]	0.98	0.61[8]	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[6]	1.49	0.62[8,10]	0.52	3,604	9
08-31-2007[11]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57[6,5]	2.25[7,12]	0.63[7,12]	0.19[7]	661	3

CLASS R1

02-28-2011[4]	8.25	0.10	1.75	1.85	(0.10)	(0.07)	—	(0.17)	9.93	22.50[5,6]	1.56[7]	0.73[7,8]	2.09[7]	2,123	13
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91[6]	1.21	0.74[8,9]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[6]	3.27	0.82[8]	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[6]	8.37	0.87[8,10]	0.27	285	9
08-31-2007[11]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28[6,5]	16.14[7,12]	0.87[7,12]	0.35[7]	111	3

CLASS R3

02-28-2011[4]	8.25	0.10	1.76	1.86	(0.10)	(0.07)	—	(0.17)	9.94	22.67[5,6]	1.33[7]	0.68[7,8]	2.13[7]	2,688	13
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82[6]	1.26	0.69[8,9]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[6]	2.11	0.75[8]	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[6]	5.37	0.78[8,10]	1.22	456	9
08-31-2007[11]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40[6,5]	14.43[7,12]	0.81[7,12]	0.34[7]	186	3

CLASS R4

02-28-2011[4]	8.27	0.11	1.77	1.88	(0.13)	(0.07)	—	(0.20)	9.95	22.83[5,6]	2.01[7]	0.38[7,8]	2.42[7]	1,029	13
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35[6]	2.10	0.39[8,9]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[6]	7.64	0.45[8]	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[6]	11.76	0.49[8,10]	0.90	207	9
08-31-2007[11]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65[6,5]	15.77[7,12]	0.52[7,12]	0.70[7]	111	3

CLASS R5

02-28-2011[4]	8.27	0.15	1.74	1.89	(0.16)	(0.07)	—	(0.23)	9.93	22.92[5,6]	0.71[7]	0.09[7,8]	3.18[7]	3,574	13
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48[6]	1.20	0.09[8,9]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[6]	4.27	0.16[8]	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[6]	7.87	0.21[8,10]	0.92	285	9
08-31-2007[11]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91[6,5,13]	15.34[7,12]	0.23[7,12]	0.98[7]	113	3

CLASS 1

02-28-2011[4]	8.27	0.13	1.75	1.88	(0.15)	(0.07)	—	(0.22)	9.93	22.87[5,6]	0.14[7]	0.13[7,8]	2.74[7]	844,509	13
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44[6]	0.14	0.14[8]	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[6]	0.16	0.16[8]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[6]	0.17	0.17[8,10]	1.08	280,532	9
08-31-2007[11]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93[5,6]	0.31[7,12]	0.20[7,12]	0.39[7]	67,149	3

44	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2025 Portfolio continued
1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture for the following period ended 8-31-10: 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A,
Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.91% for Class R5. There was no effect to the total returns for Class A, Class R1, Class R3, Class R4 and Class 1.

Lifecycle 2020 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.52	0.14	1.55	1.69	(0.15)	(0.08)	—	(0.23)	9.98	19.96[5,6]	0.66[7,8]	0.58[7,8]	2.87[7]	25,822	15
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91[5]	0.63[8]	0.59[8,9]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)[5]	0.86[8]	0.61[8]	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[5]	1.15[8]	0.62[8,10]	1.18	4,285	10
08-31-2007[11]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87[5,6,12]	1.59[7,13]	0.64[7,13]	0.49[7]	1,491	7

CLASS R1

02-28-2011[4]	8.51	0.13	1.55	1.68	(0.14)	(0.08)	—	(0.22)	9.97	19.82[5,6]	1.50[7,8]	0.73[7]	2.65[7]	2,257	15
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92[5]	1.12[8]	0.74[8,9]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[5]	2.11[8]	0.83[8]	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[5]	9.71[8]	0.86[8,10]	0.77	250	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58[5,6,12]	16.14[7,13]	0.87[7,13]	0.74[7]	110	7

CLASS R3

02-28-2011[4]	8.51	0.13	1.55	1.68	(0.14)	(0.08)	—	(0.22)	9.97	19.88[5,6]	1.12[7,8]	0.68[7,8]	2.66[7]	3,818	15
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96[5]	1.17[8]	0.69[8,9]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[5]	2.29[8]	0.76[8]	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[5]	3.97[8]	0.78[8,10]	1.48	825	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59[5,6,12]	15.58[7,13]	0.80[7,13]	0.80[7]	126	7

CLASS R4

02-28-2011[4]	8.51	0.15	1.55	1.70	(0.17)	(0.08)	—	(0.25)	9.96	20.09[5,6]	8.23[7,8]	0.38[7,8]	3.07[7]	176	15
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11[5]	5.26[8]	0.39[8,9]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[5]	7.25[8]	0.45[8]	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[5]	13.87[8]	0.48[8,10]	1.50	138	10
08-31-2007[11]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85[5,6,12]	15.75[7,13]	0.52[7,13]	1.09[7]	110	7

See notes to financial statements	Semiannual report | Lifecycle Portfolios	45

Financial highlights

Continued

Lifecycle 2020 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

02-28-2011[4]	8.53	0.18	1.55	1.73	(0.20)	(0.08)	—	(0.28)	9.98	20.37[5,6]	0.75[7,8]	0.09[7,8]	3.71[7]	3,259	15
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50[5]	0.93[8]	0.09[8,9]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[5]	1.96[8]	0.16[8]	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[5]	6.46[8]	0.21[8,10]	1.83	758	10
08-31-2007[11]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11[5,6,12]	8.22[7,13]	0.23[7,13]	1.08[7]	272	7

CLASS 1

02-28-2011[4]	8.53	0.15	1.56	1.71	(0.19)	(0.08)	—	(0.27)	9.97	20.20[5,6]	0.14[7,8]	0.13[7,8]	3.26[7]	812,654	15
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45[5]	0.14[8]	0.14[8]	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[5]	0.16[8]	0.16[8]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[5]	0.17[8]	0.17[8,10]	1.49	276,252	10
08-31-2007[11]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22[5,6,12]	0.32[7,13]	0.20[7,13]	0.78[7]	64,901	7

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.25% and 0.49%–1.13% for the peri-
ods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture for the following period ended 8-31-10: 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for
Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% for Class R1 shares. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.
13 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Lifecycle 2015 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.66	0.15	1.31	1.46	(0.20)	(0.07)	—	(0.27)	9.85	17.00[5,6]	0.69[7,8]	0.59[7,8]	3.25[7]	18,754	19
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82[5]	0.64[8]	0.59[8,12]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)[5]	1.03[8]	0.61[8]	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[5]	1.43[8]	0.63[8,9]	1.74	2,776	10
08-31-2007[10]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37[5,6]	2.19[7,11]	0.63[7,11]	0.86[7]	836	9

46	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Financial highlights

Continued

Lifecycle 2015 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

02-28-2011[4]	8.64	0.15	1.30	1.45	(0.19)	(0.07)	—	(0.26)	9.83	16.88[5,6]	1.78[7,8]	0.74[7,8]	3.16[7]	1,599	19
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69[5]	1.36[8]	0.74[8,12]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[5]	5.13[8]	0.83[8]	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[5]	8.84[8]	0.86[8,9]	1.61	207	10
08-31-2007[10]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08[5,6,13]	16.47[7,11]	0.87[7,11]	1.21[7]	108	9

CLASS R3

02-28-2011[4]	8.64	0.15	1.30	1.45	(0.19)	(0.07)	—	(0.26)	9.83	16.93[5,6]	1.35[7,8]	0.69[7,8]	3.27[7]	2,429	19
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74[5]	1.29[8]	0.69[8,12]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[5]	2.59[8]	0.77[8]	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[5]	6.20[8]	0.81[8,9]	1.48	693	10
08-31-2007[10]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10[5,6]	16.38[7,11]	0.80[7,11]	1.28[7]	108	9

CLASS R4

02-28-2011[4]	8.65	0.16	1.31	1.47	(0.22)	(0.07)	—	(0.29)	9.83	17.12[5,6]	17.39[7,8]	0.39[7,8]	3.49[7]	82	19
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01[5]	7.11[8]	0.39[8,12]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[5]	5.34[8]	0.46[8]	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[5]	12.64[8]	0.50[8,9]	2.02	172	10
08-31-2007[10]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35[5,6]	16.08[7,11]	0.52[7,11]	1.56[7]	108	9

CLASS R5

02-28-2011[4]	8.67	0.17	1.32	1.49	(0.25)	(0.07)	—	(0.32)	9.84	17.29[5,6]	1.49[7,8]	0.09[7,8]	3.61[7]	1,590	19
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41[5]	3.42[8]	0.09[8,12]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[5]	5.04[8]	0.20[8]	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[5]	5.09[8]	0.22[8,9]	1.81	464	10
08-31-2007[10]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61[5,6]	15.77[7,11]	0.23[7,11]	1.84[7]	109	9

CLASS 1

02-28-2011[4]	8.67	0.18	1.30	1.48	(0.24)	(0.07)	—	(0.31)	9.84	17.24[6]	0.14[7,8]	0.14[7,8]	3.71[7]	548,800	19
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36[5]	0.14[8]	0.14[8]	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[5]	0.16[8]	0.16[8]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[5]	0.18[8]	0.18[8]	2.12	216,679	10
08-31-2007[10]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72[5,6]	0.36[7,11]	0.20[7,11]	1.19[7]	55,723	9

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.18% and 0.49%–1.13% for the
periods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
10 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
11 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
12 Includes the impact of expense recapture for the following period ended 8-31-10: 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A,
Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
13 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total return would have been 7.98% for Class R1. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.

See notes to financial statements	Semiannual report | Lifecycle Portfolios	47

Financial highlights

Continued

Lifecycle 2010 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-28-2011[4]	8.98	0.17	1.11	1.28	(0.26)	(0.06)	—	(0.32)	9.94	14.35[5,6]	0.72[7,8]	0.59[7,8]	3.44[7]	14,058	31
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60[5]	0.63[8]	0.60[8,9]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)[5]	1.22[8]	0.64[8]	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[5]	1.61[8]	0.65[8,10]	2.28	2,050	14
08-31-2007[11]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99[5,6]	2.45[7,12]	0.63[7,12]	1.42[7]	665	17

CLASS R1

02-28-2011[4]	8.95	0.18	1.09	1.27	(0.24)	(0.06)	—	(0.30)	9.92	14.35[5,6]	4.34[7,8]	0.74[7,8]	3.83[7]	466	31
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36[5]	1.80[8]	0.75[8,9]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[5]	9.94[8]	0.87[8]	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[5]	14.92[8]	0.87[8,10]	2.30	126	14
08-31-2007[11]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70[5,6]	16.89[7,12]	0.87[7,12]	1.70[7]	107	17

CLASS R3

02-28-2011[4]	8.96	0.17	1.11	1.28	(0.25)	(0.06)	—	(0.31)	9.93	14.39[5,6]	1.57[7,8]	0.69[7,8]	3.51[7]	1,738	31
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39[5]	1.32[8]	0.70[8,9]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[5]	2.34[8]	0.79[8]	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[5]	3.95[8]	0.82[8,10]	2.64	795	14
08-31-2007[11]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82[5,6,13]	16.81[7,12]	0.80[7,12]	1.77[7]	107	17

CLASS R4

02-28-2011[4]	8.98	0.18	1.12	1.30	(0.28)	(0.06)	—	(0.34)	9.94	14.57[5,6]	16.65[7,8]	0.39[7,8]	3.79[7]	83	31
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79[5]	8.52[8]	0.39[8,9]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[5]	11.93[8]	0.49[8]	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[5]	12.38[8]	0.53[8,10]	2.56	205	14
08-31-2007[11]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08[5,6,13]	16.51[7,12]	0.52[7,12]	2.06[7]	107	17

CLASS R5

02-28-2011[4]	8.99	0.18	1.12	1.30	(0.30)	(0.06)	—	(0.36)	9.93	14.64[5,6]	0.96[7,8]	0.09[7,8]	3.74[7]	2,953	31
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08[5]	3.13[8]	0.09[8,9]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[5]	5.86[8]	0.20[8]	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[5]	10.30[8]	0.25[8,10]	2.41	498	14
08-31-2007[11]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33[5,6,13]	16.20[7,12]	0.23[7,12]	2.34[7]	107	17

CLASS 1

02-28-2011[4]	8.99	0.20	1.11	1.31	(0.30)	(0.06)	—	(0.36)	9.94	14.71[6]	0.14[7,8]	0.14[7,8]	4.06[7]	477,742	31
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04[5]	0.15[8]	0.15[8]	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[5]	0.19[8]	0.19[8]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[5]	0.21[8]	0.20[8]	2.61	121,337	14
08-31-2007[11]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34[5,6]	0.56[7,12]	0.20[7,12]	1.78[7]	25,428	17

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.11%, 0.48%–1.13%, 0.49%–1.09% and 0.49%–1.13% for the periods ended 2-28-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture for the following period ended 8-31-10: 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A,
Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.72%, 6.97% and 7.23% for Class R3, Class R4 and
Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.

48	Lifecycle Portfolios | Semiannual report	See notes to financial statements

Notes to financial statements

(Unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, eight of which (collectively, Lifecycle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. The Lifecycle Portfolios are series of the Trust and operate as “funds of funds” that invest in shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (1940 Act).

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments for the Portfolios are categorized as Level 1 under the hierarchy discussed above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended February 28, 2011, there were no significant transfers in or out of Level 1 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro

Semiannual report | Lifecycle Portfolios	49

rata basis and is reflected in other expenses on the Statements of Operations. For the six months ended February 28, 2011, the Portfolios had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses. The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provisions are required.

For federal income tax purposes, the Portfolios had capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2010:

Capital Loss Carryforwards
Expiring at August 31

Portfolio	2017	2018

Lifecycle 2045	$699,374	$4,989,470
Lifecycle 2040	825,392	5,318,488
Lifecycle 2035	1,230,606	8,731,058
Lifecycle 2030	1,619,728	14,237,264
Lifecycle 2025	1,882,836	22,990,976
Lifecycle 2020	1,054,048	23,229,183
Lifecycle 2015	562,494	22,163,126
Lifecycle 2010	176,244	10,481,813

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on February 28, 2011, including short-term investments, for federal income tax purposes, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Lifecycle 2045	$374,909,997	$77,599,309	($77,448)	$77,521,861
Lifecycle 2040	372,495,879	75,037,928	(76,045)	74,961,883
Lifecycle 2035	496,655,514	98,138,015	(92,596)	98,045,419
Lifecycle 2030	638,490,261	121,161,650	(220,841)	120,940,809
Lifecycle 2025	743,786,641	131,443,055	(137,436)	131,305,619
Lifecycle 2020	729,387,580	118,993,351	(209,303)	118,784,048
Lifecycle 2015	500,778,390	72,576,650	(65,996)	72,510,654
Lifecycle 2010	447,121,689	50,036,325	(78,828)	49,957,497

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

50	Lifecycle Portfolios | Semiannual report

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHF III and John Hancock Trust (JHT), excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.A.) Limited), an indirect owned subsidiary of MFC and an affiliate of the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.) LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser and QS Investors, LLC act as subadvisers to the Lifecycle Portfolios. The Portfolios are not responsible for the payment of subadvisory fees. The investment management fees incurred for the six months ended February 28, 2011 were equivalent to an annual effective rate of 0.06% each Portfolio’s average daily net assets.

Expense reimbursements. The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifecycle Portfolios exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, transfer agent fees, state registration fees, service fees, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolios and the underlying investments does not exceed 0.51% of the Lifecycle Portfolios’ first $7.5 billion of average daily net assets and 0.50% of the Portfolios’ average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1 fees, transfer agent fees, service fees, state registration fees, and printing and postage for Class A, Class R1, Class R3, Class R4 and Class R5, to the extent that the above expenses for each class exceed 0.50%, 0.65%, 0.60% (0.55% for Lifecycle 2045 and Lifecycle 2040), 0.30% and 0.00%, respectively, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2011.

Prior to December 31, 2010, the Adviser waived class specific fees over 0.05% on Class 1.

For the six months ended February 28, 2011, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

			Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R3	Class R4	Class R5	Class 1	Total

Lifecycle 2045	$7,896	$7,147	$6,764	$6,404	$6,494	$6,758	$41,463
Lifecycle 2040	7,909	7,517	7,539	6,413	6,669	6,771	42,818
Lifecycle 2035	7,841	7,863	6,650	6,475	6,627	8,998	44,454
Lifecycle 2030	7,979	8,124	6,758	6,324	7,057	10,921	47,163
Lifecycle 2025	7,765	8,000	7,315	6,597	7,749	11,023	48,449
Lifecycle 2020	7,890	8,170	7,223	6,364	7,608	8,283	45,538
Lifecycle 2015	7,748	7,586	7,364	6,279	6,751	—	35,728
Lifecycle 2010	7,511	6,809	7,110	6,322	7,218	—	34,970

Semiannual report | Lifecycle Portfolios	51

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended February 28, 2011 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the six months
Portfolio	August 1, 2012	August 1, 2013	February 1, 2014	ended February 28, 2011

Lifecycle 2045	$39,472	$38,266	$34,531	—
Lifecycle 2040	40,457	37,444	35,829	—
Lifecycle 2035	39,028	36,422	35,171	—
Lifecycle 2030	40,527	38,713	35,837	—
Lifecycle 2025	38,568	38,062	37,052	—
Lifecycle 2020	36,400	39,458	36,913	—
Lifecycle 2015	36,659	35,135	35,728	—
Lifecycle 2010	34,858	31,092	34,970	—

Accounting and legal services. Pursuant to the service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2011 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect Class A, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares:

Class	12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2011:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$16,202	$11,135	$12,622	$24,343	$13,557	$47,503	$10,550	$6,471
Retained for printing
prospectuses, advertising
and sales literature	2,232	1,416	1,837	3,442	1,969	7,919	1,476	854
Sales commission to
unrelated broker-dealers	12,974	9,436	10,761	20,774	11,475	39,516	9,050	5,617
Sales commission to
affiliated sales personnel	996	283	24	127	113	68	24	—

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 shares do not pay transfer agent fees. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

52	Lifecycle Portfolios | Semiannual report

Class level expenses. Class level expenses for the six months ended February 28, 2011 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Lifecycle 2045	A	$11,352	$6,807	$7,651	$872
	R1	3,313	160	6,451	80
	R3	2,120	119	6,249	58
	R4	534	57	6,249	33
	R5	107	77	6,283	20
	1	95,776	—	—	—
	Total	$113,202	$7,220	$32,883	$1,063

Lifecycle 2040	A	$12,541	$7,512	$7,712	$896
	R1	4,567	221	6,526	140
	R3	5,770	332	6,325	132
	R4	318	34	6,325	13
	R5	169	122	6,325	42
	1	94,940	—	—	—
	Total	$118,305	$8,221	$33,213	$1,223

Lifecycle 2035	A	$16,862	$10,115	$7,673	$1,095
	R1	6,699	324	6,451	163
	R3	4,156	249	6,251	106
	R4	1,220	140	6,250	16
	R5	198	141	6,250	22
	1	126,206	—	—	—
	Total	$155,341	$10,969	$32,875	$1,402

Lifecycle 2030	A	$27,377	$16,415	$7,866	$1,640
	R1	7,959	385	6,450	192
	R3	5,662	342	6,249	145
	R4	259	27	6,249	9
	R5	387	277	6,309	58
	1	161,863	—	—	—
	Total	$203,507	$17,446	$33,123	$2,044

Lifecycle 2025	A	$26,948	$16,160	$7,700	$1,607
	R1	7,283	352	6,464	193
	R3	7,271	412	6,264	172
	R4	1,333	146	6,264	61
	R5	620	443	6,586	64
	1	187,765	—	—	—
	Total	$231,220	$17,513	$33,278	$2,097

Lifecycle 2020	A	$33,530	$20,095	$7,865	$2,031
	R1	8,003	386	6,496	224
	R3	10,070	603	6,280	235
	R4	284	30	6,279	13
	R5	570	405	6,527	80
	1	183,578	—	—	—
	Total	$236,035	$21,519	$33,447	$2,583

Lifecycle 2015	A	$23,726	$14,229	$7,910	$1,426
	R1	5,461	264	6,448	146
	R3	7,220	403	6,247	159
	R4	128	13	6,247	2
	R5	240	171	6,315	24
	1	125,254	—	—	—
	Total	$162,029	$15,080	$33,167	$1,757

Lifecycle 2010	A	$16,896	$10,117	$7,692	$965
	R1	1,418	68	6,491	61
	R3	5,222	291	6,293	124
	R4	133	14	6,290	2
	R5	414	294	6,507	3
	1	119,750	—	—	—
	Total	$143,833	$10,784	$33,273	$1,155

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Semiannual report | Lifecycle Portfolios	53

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the six months ended February 28, 2011 and year ended August 31, 2010 were as follows:

Lifecycle 2045 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	304,516	$2,868,311	615,309	$5,200,175
Distributions reinvested	11,744	112,738	6,800	57,727
Repurchased	(162,253)	(1,515,435)	(328,646)	(2,768,708)

Net increase	154,007	$1,465,614	293,463	$2,489,194

Class R1 shares

Sold	22,962	$217,198	47,140	$399,030
Distributions reinvested	1,071	10,273	851	7,224
Repurchased	(12,282)	(117,649)	(38,444)	(322,049)

Net increase	11,751	$109,822	9,547	$84,205

Class R3 shares

Sold	9,740	$92,889	48,669	$410,489
Distributions reinvested	987	9,464	575	4,880
Repurchased	(8,147)	(76,179)	(12,379)	(105,218)

Net increase	2,580	$26,174	36,865	$310,151

Class R4 shares

Sold	9,644	$92,508	34,149	$285,691
Distributions reinvested	563	5,412	232	1,972
Repurchased	(8,194)	(75,677)	(41,238)	(350,111)

Net increase (decrease)	2,013	$22,243	(6,857)	($62,448)

Class R5 shares

Sold	39,845	$376,349	15,636	$132,820
Distributions reinvested	995	9,583	378	3,221
Repurchased	(5,069)	(46,645)	(17,088)	(145,151)

Net increase (decrease)	35,771	$339,287	(1,074)	($9,110)

Class 1 shares

Sold	5,428,102	$51,277,479	13,333,976	$112,872,892
Distributions reinvested	776,982	7,474,569	503,104	4,281,416
Repurchased	(468,830)	(4,509,515)	(243,726)	(2,072,822)

Net increase	5,736,254	$54,242,533	13,593,354	$115,081,486

Net increase	5,942,376	$56,205,673	13,925,298	$117,893,478

Lifecycle 2040 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	317,890	$3,025,597	553,478	$4,696,018
Distributions reinvested	13,043	125,209	9,078	77,167
Repurchased	(176,550)	(1,652,541)	(290,352)	(2,444,233)

Net increase	154,383	$1,498,265	272,204	$2,328,952

Class R1 shares

Sold	13,899	$131,294	84,668	$710,905
Distributions reinvested	1,426	13,685	1,204	10,222
Repurchased	(44,310)	(415,603)	(32,932)	(280,281)

Net increase (decrease)	(28,985)	($270,624)	52,940	$440,846

Class R3 shares

Sold	47,654	$457,429	64,175	$548,337
Distributions reinvested	2,835	27,191	2,197	18,626
Repurchased	(25,480)	(238,070)	(39,426)	(333,861)

Net increase	25,009	$246,550	26,946	$233,102

Class R4 shares

Sold	2,890	$27,243	19,356	$161,950
Distributions reinvested	321	3,086	79	671
Repurchased	(2,477)	(24,232)	(32,682)	(278,122)

Net increase (decrease)	734	$6,097	(13,247)	($115,501)

54	Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio continued
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	36,822	$349,075	16,133	$136,205
Distributions reinvested	1,497	14,420	1,133	9,643
Repurchased	(6,441)	(61,298)	(33,309)	(284,648)

Net increase (decrease)	31,878	$302,197	(16,043)	($138,800)

Class 1 shares

Sold	4,412,861	$41,750,679	12,737,782	$107,770,765
Distributions reinvested	768,257	7,390,633	523,731	4,456,952
Repurchased	(378,213)	(3,629,770)	(358,387)	(3,060,727)

Net increase	4,802,905	$45,511,542	12,903,126	$109,166,990

Net increase	4,985,924	$47,294,027	13,225,926	$111,915,589

Lifecycle 2035 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	455,047	$4,323,610	682,001	$5,784,280
Distributions reinvested	17,912	172,676	11,496	97,951
Repurchased	(226,818)	(2,155,700)	(366,084)	(3,082,871)

Net increase	246,141	$2,340,586	327,413	$2,799,360

Class R1 shares

Sold	40,712	$377,697	115,678	$974,919
Distributions reinvested	1,932	18,603	1,208	10,295
Repurchased	(23,657)	(224,064)	(21,235)	(180,033)

Net increase	18,987	$172,236	95,651	$805,181

Class R3 shares

Sold	37,984	$372,087	103,934	$920,694
Distributions reinvested	2,063	19,883	1,046	8,911
Repurchased	(12,853)	(119,257)	(19,511)	(161,512)

Net increase	27,194	$272,713	85,469	$768,093

Class R4 shares

Sold	32,040	$305,424	64,666	$543,914
Distributions reinvested	1,408	13,598	234	2,000
Repurchased	(6,329)	(57,957)	(18,081)	(154,540)

Net increase	27,119	$261,065	46,819	$391,374

Class R5 shares

Sold	87,939	$823,580	21,746	$184,911
Distributions reinvested	2,003	19,347	767	6,551
Repurchased	(12,772)	(122,082)	(13,528)	(117,952)

Net increase	77,170	$720,845	8,985	$73,510

Class 1 shares

Sold	6,026,467	$57,193,190	15,642,153	$132,953,340
Distributions reinvested	1,020,307	9,856,170	718,013	6,131,834
Repurchased	(667,874)	(6,411,672)	(709,259)	(5,974,064)

Net increase	6,378,900	$60,637,688	15,650,907	$133,111,110

Net increase	6,775,511	$64,405,133	16,215,244	$137,948,628

Semiannual report | Lifecycle Portfolios	55

Lifecycle 2030 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	554,419	$5,227,314	1,039,354	$8,780,466
Distributions reinvested	30,161	288,034	19,967	169,321
Repurchased	(239,305)	(2,242,263)	(452,839)	(3,801,415)

Net increase	345,275	$3,273,085	606,482	$5,148,372

Class R1 shares

Sold	63,825	$606,394	138,227	$1,167,552
Distributions reinvested	2,689	25,602	2,364	19,999
Repurchased	(60,819)	(582,724)	(77,739)	(647,135)

Net increase	5,695	$49,272	62,852	$540,416

Class R3 shares

Sold	52,325	$503,884	144,501	$1,289,717
Distributions reinvested	3,003	28,621	1,244	10,528
Repurchased	(17,449)	(158,322)	(25,209)	(209,507)

Net increase	37,879	$374,183	120,536	$1,090,738

Class R4 shares

Sold	8,623	$82,556	24,351	$200,278
Distributions reinvested	276	2,629	125	1,052
Repurchased	(697)	(6,706)	(57,773)	(490,394)

Net increase (decrease)	8,202	$78,479	(33,297)	($289,064)

Class R5 shares

Sold	130,346	$1,213,209	18,700	$158,417
Distributions reinvested	4,023	38,299	2,112	17,844
Repurchased	(8,344)	(78,529)	(57,940)	(482,361)

Net increase (decrease)	126,025	$1,172,979	(37,128)	($306,100)

Class 1 shares

Sold	6,876,136	$64,673,405	20,763,933	$174,430,494
Distributions reinvested	1,408,297	13,392,900	960,006	8,112,052
Repurchased	(1,078,919)	(10,252,064)	(719,662)	(6,040,172)

Net increase	7,205,514	$67,814,241	21,004,277	$176,502,374

Net increase	7,728,590	$72,762,239	21,723,722	$182,686,736

Lifecycle 2025 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	551,810	$5,241,204	1,031,898	$8,786,408
Distributions reinvested	36,662	350,121	24,161	206,578
Repurchased	(220,745)	(2,097,235)	(499,056)	(4,254,465)

Net increase	367,727	$3,494,090	557,003	$4,738,521

Class R1 shares

Sold	43,993	$412,083	121,272	$1,013,931
Distributions reinvested	2,922	27,817	2,426	20,696
Repurchased	(47,993)	(441,176)	(61,427)	(514,339)

Net increase (decrease)	(1,078)	($1,276)	62,271	$520,288

Class R3 shares

Sold	53,008	$504,672	153,167	$1,372,116
Distributions reinvested	4,367	41,572	1,861	15,873
Repurchased	(21,632)	(198,224)	(96,177)	(806,005)

Net increase	35,743	$348,020	58,851	$581,984

Class R4 shares

Sold	23,696	$227,442	74,305	$623,508
Distributions reinvested	1,783	16,974	599	5,107
Repurchased	(1,886)	(16,935)	(28,067)	(240,673)

Net increase	23,593	$227,481	46,837	$387,942

56	Lifecycle Portfolios | Semiannual report

Lifecycle 2025 Portfolio continued
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	288,974	$2,709,281	65,484	$562,114
Distributions reinvested	7,901	75,136	1,621	13,808
Repurchased	(37,533)	(353,701)	(9,738)	(84,129)

Net increase	259,342	$2,430,716	57,367	$491,793

Class 1 shares

Sold	8,036,083	$75,932,887	21,764,113	$185,303,827
Distributions reinvested	1,879,767	17,876,588	1,302,324	11,095,804
Repurchased	(1,280,223)	(12,116,630)	(1,253,189)	(10,651,589)

Net increase	8,635,627	$81,692,845	21,813,248	$185,748,042

Net increase	9,320,954	$88,191,876	22,595,577	$192,468,570

Lifecycle 2020 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	608,394	$5,854,753	1,106,502	$9,631,140
Distributions reinvested	55,990	536,381	36,016	313,343
Repurchased	(251,252)	(2,414,063)	(591,138)	(5,166,543)

Net increase	413,132	$3,977,071	551,380	$4,777,940

Class R1 shares

Sold	43,476	$413,419	149,086	$1,297,068
Distributions reinvested	4,330	41,438	4,412	38,336
Repurchased	(39,935)	(382,393)	(143,206)	(1,235,213)

Net increase	7,871	$72,464	10,292	$100,191

Class R3 shares

Sold	76,017	$732,971	242,749	$2,189,044
Distributions reinvested	8,055	77,082	2,315	20,120
Repurchased	(32,203)	(316,153)	(25,340)	(222,329)

Net increase	51,869	$493,900	219,724	$1,986,835

Class R4 shares

Sold	3,458	$33,307	15,427	$131,350
Distributions reinvested	450	4,300	218	1,886
Repurchased	(4,006)	(38,119)	(29,567)	(257,564)

Net decrease	(98)	($512)	(13,922)	($124,328)

Class R5 shares

Sold	329,904	$3,171,523	19,493	$170,180
Distributions reinvested	9,131	87,380	2,468	21,424
Repurchased	(90,692)	(877,881)	(37,846)	(323,919)

Net increase (decrease)	248,343	$2,381,022	(15,885)	($132,315)

Class 1 shares

Sold	7,172,458	$68,453,593	21,928,840	$190,462,834
Distributions reinvested	2,200,394	21,035,765	1,447,738	12,566,363
Repurchased	(1,915,263)	(18,341,924)	(1,489,992)	(12,916,399)

Net increase	7,457,589	$71,147,434	21,886,586	$190,112,798

Net increase	8,178,706	$78,071,379	22,638,175	$196,721,121

Semiannual report | Lifecycle Portfolios	57

Lifecycle 2015 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	570,100	$5,462,086	982,395	$8,620,078
Distributions reinvested	48,943	463,976	32,236	280,452
Repurchased	(245,019)	(2,319,327)	(536,500)	(4,704,780)

Net increase	374,024	$3,606,735	478,131	$4,195,750

Class R1 shares

Sold	37,291	$355,096	73,160	$637,498
Distributions reinvested	3,848	36,442	2,544	22,131
Repurchased	(25,091)	(239,391)	(22,528)	(200,099)

Net increase	16,048	$152,147	53,176	$459,530

Class R3 shares

Sold	78,015	$724,469	152,720	$1,340,981
Distributions reinvested	6,702	63,470	3,928	34,136
Repurchased	(43,589)	(411,751)	(44,318)	(392,219)

Net increase	41,128	$376,188	112,330	$982,898

Class R4 shares
Sold	904	$8,561	10,366	$88,218
Distributions reinvested	241	2,280	117	1,014
Repurchased	(230)	(2,130)	(46,506)	(408,668)
Net increase (decrease)	915	$8,711	(36,023)	($319,436)

Class R5 shares

Sold	146,729	$1,399,041	41,145	$358,609
Distributions reinvested	3,887	36,808	601	5,222
Repurchased	(20,522)	(195,987)	(22,979)	(195,788)

Net increase	130,094	$1,239,862	18,767	$168,043

Class 1 shares

Sold	4,788,203	$45,622,987	14,323,995	$125,315,257
Distributions reinvested	1,741,426	16,473,894	1,259,384	10,944,047
Repurchased	(1,496,505)	(14,340,066)	(2,179,027)	(19,137,884)

Net increase	5,033,124	$47,756,815	13,404,352	$117,121,420

Net increase	5,595,333	$53,140,458	14,030,733	$122,608,205

Lifecycle 2010 Portfolio
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	519,369	$5,033,238	750,166	$6,743,177
Distributions reinvested	36,743	352,730	17,738	158,050
Repurchased	(204,513)	(1,976,176)	(378,130)	(3,410,476)

Net increase	351,599	$3,409,792	389,774	$3,490,751

Class R1 shares

Sold	18,450	$179,814	38,909	$339,193
Distributions reinvested	1,012	9,693	1,166	10,364
Repurchased	(18,319)	(173,566)	(28,389)	(259,365)

Net increase	1,143	$15,941	11,686	$90,192

Class R3 shares

Sold	20,171	$195,978	61,960	$554,425
Distributions reinvested	5,431	52,080	2,666	23,726
Repurchased	(11,300)	(109,738)	(54,421)	(474,078)

Net increase	14,302	$138,320	10,205	$104,073

58	Lifecycle Portfolios | Semiannual report

Lifecycle 2010 Portfolio continued
	Six months ended 2-28-11			Year ended 8-31-10
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	172	$1,653	1,389	$11,991
Distributions reinvested	281	2,696	186	1,655
Repurchased	(50)	(480)	(7,488)	(67,079)

Net increase (decrease)	403	$3,869	(5,913)	($53,433)

Class R5 shares

Sold	459,894	$4,438,044	14,502	$130,065
Distributions reinvested	7,599	72,798	613	5,447
Repurchased	(199,278)	(1,915,864)	(10,749)	(96,077)

Net increase	268,215	$2,594,978	4,366	$39,435

Class 1 shares

Sold	3,372,134	$32,443,921	40,808,353	$364,072,860
Distributions reinvested	1,841,210	17,657,201	1,280,813	11,386,428
Repurchased	(6,883,937)	(66,994,674)	(10,356,889)	(93,117,543)

Net increase (decrease)	(1,670,593)	($16,893,552)	31,732,277	$282,341,745

Net increase (decrease)	(1,034,931)	($10,730,652)	32,142,395	$286,012,763

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2011:

	Purchases	Sales and Maturities

Portfolio	Other Issuers	Other Issuers
Lifecycle 2045	$94,103,082	$35,508,336
Lifecycle 2040	84,113,381	34,484,114
Lifecycle 2035	115,000,777	47,487,880
Lifecycle 2030	151,037,096	74,805,376
Lifecycle 2025	194,463,482	103,598,407
Lifecycle 2020	194,039,875	115,395,801
Lifecycle 2015	151,541,580	99,540,521
Lifecycle 2010	154,521,829	167,998,724

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2011, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

		Percent of Underlying
Portfolio	Affiliate-Class NAV	Funds’ Net Assets

Lifecycle 2045	John Hancock Funds II Index 500	5.07%
	John Hancock Funds II International Equity Index	7.04%
	John Hancock Funds II Mid Cap Growth Index	10.52%
	John Hancock Funds II Mid Cap Value Index	10.44%
	John Hancock Funds II Small Cap Index	7.76%
Lifecycle 2040	John Hancock Funds II Index 500	5.02%
	John Hancock Funds II International Equity Index	6.96%
	John Hancock Funds II Mid Cap Growth Index	10.44%
	John Hancock Funds II Mid Cap Value Index	10.30%
	John Hancock Funds II Small Cap Index	7.69%
Lifecycle 2035	John Hancock Funds II Index 500	6.67%
	John Hancock Funds II International Equity Index	9.26%
	John Hancock Funds II Mid Cap Growth Index	13.85%
	John Hancock Funds II Mid Cap Value Index	13.71%
	John Hancock Funds II Small Cap Index	10.19%
Lifecycle 2030	John Hancock Funds II Index 500	8.24%
	John Hancock Funds II International Equity Index	11.40%
	John Hancock Funds II Mid Cap Growth Index	16.28%
	John Hancock Funds II Mid Cap Value Index	16.05%
	John Hancock Funds II Small Cap Index	12.50%

Semiannual report | Lifecycle Portfolios	59

		Percent of Underlying
Portfolio	Affiliate-Class NAV	Funds’ Net Assets

Lifecycle 2025	John Hancock Funds II Index 500	8.96%
	John Hancock Funds II International Equity Index	11.81%
	John Hancock Funds II Mid Cap Growth Index	16.86%
	John Hancock Funds II Mid Cap Value Index	16.56%
	John Hancock Funds II Small Cap Index	10.90%
Lifecycle 2020	John Hancock Funds II Index 500	7.90%
	John Hancock Funds II International Equity Index	9.66%
	John Hancock Funds II Mid Cap Growth Index	12.88%
	John Hancock Funds II Mid Cap Value Index	12.82%
	John Hancock Funds II Small Cap Index	11.66%
Lifecycle 2015	John Hancock Funds II International Equity Index	5.26%
	John Hancock Funds II Mid Cap Growth Index	6.43%
	John Hancock Funds II Mid Cap Value Index	6.36%
	John Hancock Funds II Small Cap Index	8.28%
Lifecycle 2010	John Hancock Funds II Mid Cap Growth Index	9.53%
	John Hancock Funds II Mid Cap Value Index	9.48%
	John Hancock Funds II Small Cap Index	5.76%

60	Lifecycle Portfolios | Semiannual report

Evaluation of Subadvisory Agreement by the Board of Trustees

At its meeting on December 17, 2010, the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”), including all of the Independent Trustees, approved the appointment of John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management” or the “Subadviser”) as an additional subadviser to the following funds (the “Portfolios”), each a series of the Trust.

Portfolios
a. Lifecycle 2045 Portfolio
b. Lifecycle 2040 Portfolio
c. Lifecycle 2035 Portfolio
d. Lifecycle 2030 Portfolio
e. Lifecycle 2025 Portfolio
f. Lifecycle 2020 Portfolio
g. Lifecycle 2015 Portfolio
h. Lifecycle 2010 Portfolio

This section describes the evaluation by the Board of Trustees of the amendment to the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”), the adviser to the Portfolios, and the Subadviser relating to each of the Portfolios (the “Subadvisory Agreement Amendment”).

Evaluation of Subadvisory Agreement by the Board of Trustees

The Board, including the Independent Trustees, is responsible for approving the Adviser’s selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the fund;

2. the investment performance of the fund and its subadviser;

3. the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser and its affiliates (including the Adviser with respect to affiliated subadvisers) from the relationship with the Trust; and

5. comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considers, the Board reviews:

1. information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other John Hancock funds managed by the subadviser; and

3. the subadvisory fee for the fund, including any breakpoints.

The Board approved the Subadvisory Agreement Amendment with the Subadviser for each of the Portfolios at its meeting on December 17, 2010. Particular considerations of the Board in approving the Subadvisory Agreement Amendment included the following:

1. The subadvisory fees for the Portfolios are paid by the Adviser, not the Portfolios, and are reasonable, and approval of the Subadvisory Agreement Amendment will not result in any change in the advisory fees for any of the Portfolios.

2. Approval of the Subadvisory Agreement Amendment reflects the re-allocation of subadvisory services between the Subadviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”), the current subadviser to the Portfolios, each of which is affiliated with the Adviser.

3. The personnel of John Hancock Asset Management (North America) and the Adviser who have currently and previously managed the assets of the Portfolios, with John Hancock Asset Management (North America) and the Subadviser, are expected to continue to manage the Portfolios and the Board is generally satisfied with their skill and experience and with the performance of the Portfolios.

Semiannual report | Lifecycle Portfolios	61

4. The performance of each Portfolio as noted below and management’s discussion of the same:

a. The Lifecycle 2045 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

b. The Lifecycle 2040 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

c. The Lifecycle 2035 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

d. The Lifecycle 2030 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

e. The Lifecycle 2025 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

f. The Lifecycle 2020 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010;

g. The Lifecycle 2015 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010; and

h. The Lifecycle 2010 Portfolio has outperformed its peer group and benchmark index for the one year and since inception periods ended September 30, 2010.

5. John Hancock Asset Management has demonstrated skill as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Trust and may be expected to provide a high quality of investment management services and personnel to each of the Portfolios.

In addition, the Board reviewed the subadvisory fees to be paid to the Subadviser with respect to the Portfolios, each of which operates as a fund of funds and invests in underlying funds. The Board concluded, with respect to each such fund of funds, that the subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds. The Board also concluded that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund of funds and those of its underlying funds.

62	Lifecycle Portfolios | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	John Hancock Asset Management
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
Custodian
Officers	State Street Bank and Trust Company
Hugh McHaffie
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer
The report is certified under the Sarbanes-Oxley Act, which
Michael J. Leary	requires mutual funds and other public companies to affirm
Treasurer	that, to the best of their knowledge, the information in
their financial reports is fairly and accurately stated in all
Charles A. Rizzo	material respects.
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelvemonth period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

63	Semiannual report | Lifecycle Portfolios

John Hancock
the future is yours®

Now available: electronic delivery
www.jhfunds.com/edelivery

LC0SA 2/11
4/11

JOHN HANCOCK

Funds II

2.28.2011 **Semiannual Report**

John Hancock

MUTUAL FUNDS

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	9
Portfolio of Investments (See below for each Fund’s page #)	15–302
Statements of Assets and Liabilities	303
Statements of Operations	320
Statements of Changes in Net Assets	337
Financial Highlights	349
Notes to Financial Statements	366
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	441
For More Information	447

	Portfolio of		Portfolio of
Fund	Investments	Fund	Investments

Active Bond Fund	15	Mid Cap Growth Index Fund	165
All Cap Core Fund	31	Mid Cap Index Fund	168
All Cap Value Fund	35	Mid Cap Stock Fund	173
Alpha Opportunities Fund	37	Mid Cap Value Equity Fund	175
Blue Chip Growth Fund	41	Mid Cap Value Index Fund	177
Capital Appreciation Fund	43	Mid Value Fund	181
Capital Appreciation Value Fund	45	Mutual Shares Fund	183
Core Bond Fund	48	Optimized Value Fund	185
Core Diversified Growth & Income Portfolio	55	Real Estate Equity Fund	186
Core Fundamental Holdings Portfolio	55	Real Estate Securities Fund	187
Core Global Diversification Portfolio	56	Real Return Bond Fund	188
Emerging Markets Fund (formerly, Emerging		Retirement 2010 Portfolio	191
Markets Value Fund)	56	Retirement 2015 Portfolio	192
Emerging Markets Debt Fund	72	Retirement 2020 Portfolio	192
Equity-Income Fund	74	Retirement 2025 Portfolio	192
Fundamental Value Fund	76	Retirement 2030 Portfolio	192
Global Agribusiness Fund	78	Retirement 2035 Portfolio	192
Global Bond Fund	79	Retirement 2040 Portfolio	193
Global Infrastructure Fund	86	Retirement 2045 Portfolio	193
Global Real Estate Fund	87	Short Term Government Income Fund	193
Global Timber Fund	88	Small Cap Growth Fund	194
Heritage Fund	89	Small Cap Index Fund	196
High Income Fund	91	Small Cap Opportunities Fund	212
High Yield Fund	93	Small Cap Value Fund	223
Index 500 Fund	100	Small Company Growth Fund	225
International Equity Index Fund	106	Small Company Value Fund	227
International Growth Stock Fund	121	Smaller Company Growth Fund	229
International Opportunities Fund	123	Spectrum Income Fund	240
International Small Cap Fund	124	Total Bond Market Fund	268
International Small Company Fund	125	Total Return Fund	277
International Value Fund	149	U.S. High Yield Bond Fund	284
Investment Quality Bond Fund	151	U.S. Multi-Sector Fund	289
Large Cap Fund	161	Value Fund	295
Large Cap Value Fund	163	Value & Restructuring Fund	297

2

John Hancock Funds II

Sector Weightings

Active Bond Fund		Alpha Opportunities Fund		Capital Appreciation Value Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Mortgage Securities	34.64	Information Technology	18.99	Consumer Discretionary	15.86
Financials	22.22	Consumer Discretionary	17.20	Financials	14.47
Government**	11.23	Financials	12.81	Consumer Staples	11.38
Energy	5.37	Industrials	11.16	Information Technology	11.20
Consumer Discretionary	4.15	Energy	11.08	Industrials	10.17
Industrials	3.44	Health Care	9.99	Health Care	9.09
Utilities	3.15	Materials	8.76	Energy	6.32
Asset Backed Securities	2.36	Consumer Staples	6.77	Telecommunication Services	2.60
Materials	2.20	Telecommunication Services	0.50	Materials	2.33
Consumer Staples	2.03	Utilities	0.33	Utilities	1.98
Telecommunication Services	1.95	Investment Companies	0.29	Short-Term Investments & Other	14.60
Health Care	0.91	Short-Term Investments & Other	2.12
Information Technology	0.49			Core Bond Fund
Short-Term Investments & Other	5.86	Blue Chip Growth Fund			% of
			% of	Sector Weighting*	Total
All Cap Core Fund		Sector Weighting*	Total
	% of			Mortgage Securities	66.79
Sector Weighting*	Total	Information Technology	30.16	Government**	13.90
		Consumer Discretionary	20.65	Financials	9.77
Information Technology	19.96	Industrials	14.78	Asset Backed Securities	6.95
Financials	17.16	Financials	11.13	Energy	2.54
Energy	12.60	Energy	9.10	Telecommunication Services	2.47
Industrials	12.57	Health Care	7.19	Utilities	1.98
Consumer Discretionary	11.12	Materials	4.02	Health Care	1.53
Health Care	10.76	Telecommunication Services	1.63	Materials	1.03
Consumer Staples	5.99	Consumer Staples	0.73	Consumer Staples	0.67
Materials	3.49	Short-Term Investments & Other	0.61	Consumer Discretionary	0.67
Utilities	2.51			Industrials	0.66
Telecommunication Services	2.24	Capital Appreciation Fund		Information Technology	0.35
Short-Term Investments & Other	1.60		% of	Short-Term Investments & Other	(9.31)
		Sector Weighting*	Total
All Cap Value Fund				Core Diversified Growth & Income
	% of	Information Technology	34.43	Portfolio
Sector Weighting*	Total	Consumer Discretionary	22.42		% of
		Health Care	12.50	Sector Weighting*	Total
Financials	21.34	Industrials	9.97
Energy	19.37	Energy	6.21	American Funds Insurance Series	60.05
Health Care	16.03	Consumer Staples	5.31	U.S. Large Cap	23.54
Industrials	11.22	Financials	3.95	Intermediate Bond	12.05
Information Technology	10.53	Materials	3.70	International Large Cap	4.43
Consumer Discretionary	9.54	Telecommunication Services	1.17	Other	(0.07)
Materials	5.08	Short-Term Investments & Other	0.34
Consumer Staples	4.53			Core Fundamental Holdings Portfolio
Utilities	1.07				% of
Short-Term Investments & Other	1.29			Sector Weighting*	Total

				American Funds Insurance Series	60.10
				U.S. Large Cap	18.86
				Intermediate Bond	15.97
				International Large Cap	5.23
				Other	(0.16)

3

John Hancock Funds II

Sector Weightings

Core Global Diversification Portfolio		Fundamental Value Fund		Global Timber Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

American Funds Insurance Series	60.03	Financials	26.73	Materials	78.22
International Large Cap	17.05	Energy	17.16	Financials	21.20
Intermediate Bond	13.99	Consumer Staples	15.90	Net Other Assets and Liabilities	0.58
U.S. Large Cap	9.00	Health Care	12.28
Other	(0.07)	Materials	7.89	Heritage Fund
		Information Technology	5.40		% of
Emerging Markets Fund (formerly,		Industrials	5.32	Sector Weighting*	Total
Emerging Markets Value Fund)		Consumer Discretionary	5.13
	% of	Telecommunication Services	0.33	Information Technology	23.67
Sector Weighting*	Total	Short-Term Investments & Other	3.86	Consumer Discretionary	19.72
				Industrials	17.20
Financials	30.86	Global Agribusiness Fund		Health Care	12.94
Materials	16.06		% of	Energy	7.34
Energy	15.08	Sector Weighting*	Total	Financials	5.83
Industrials	11.04			Consumer Staples	4.64
Consumer Discretionary	8.47	Materials	54.43	Materials	4.58
Information Technology	7.24	Consumer Staples	29.47	Telecommunication Services	3.15
Consumer Staples	5.93	Industrials	16.59	Utilities	0.70
Telecommunication Services	1.79	Net Other Assets and Liabilities	(0.49)	Short-Term Investments & Other	0.23
Utilities	1.35
Health Care	0.54	Global Bond Fund		High Income Fund
Short-Term Investments & Other	1.64		% of		% of
		Sector Weighting*	Total	Sector Weighting*	Total
Emerging Markets Debt Fund
	% of	Financials	35.71	Consumer Discretionary	57.42
Sector Weighting*	Total	Mortgage Securities	29.47	Industrials	25.45
		Government**	26.10	Financials	8.62
Government**	26.60	Asset Backed Securities	3.40	Materials	2.73
Energy	14.02	Consumer Discretionary	2.62	Telecommunication Services	1.12
Industrials	11.71	Energy	1.57	Information Technology	0.79
Consumer Staples	9.83	Materials	0.75	Energy	0.57
Materials	9.69	Industrials	0.71	Consumer Staples	0.36
Financials	7.61	Health Care	0.49	Mortgage Securities	0.17
Telecommunication Services	7.37	Consumer Staples	0.48	Short-Term Investments & Other	2.77
Utilities	4.95	Telecommunication Services	0.41
Consumer Discretionary	2.97	Information Technology	0.24	High Yield Fund
Health Care	1.31	Short-Term Investments & Other	(1.95)		% of
Information Technology	0.68			Sector Weighting*	Total
Short-Term Investments & Other	3.26	Global Infrastructure Fund
			% of	Consumer Discretionary	20.82
Equity-Income Fund		Sector Weighting*	Total	Energy	15.97
	% of			Financials	13.07
Sector Weighting*	Total	Industrials	36.07	Industrials	12.65
		Utilities	32.20	Telecommunication Services	8.82
Financials	19.65	Energy	30.01	Materials	8.03
Consumer Discretionary	14.84	Materials	1.39	Utilities	4.97
Energy	14.14	Net Other Assets and Liabilities	0.33	Health Care	4.20
Industrials	12.66			Government**	3.52
Utilities	7.26	Global Real Estate Fund		Consumer Staples	2.35
Information Technology	6.79		% of	Information Technology	2.08
Consumer Staples	6.18	Sector Weighting*	Total	Short-Term Investments & Other	3.52
Materials	5.85
Health Care	4.82	Financials	97.39
Telecommunication Services	3.68	Health Care	1.02
Short-Term Investments & Other	4.13	Industrials	0.07
		Short-Term Investments & Other	1.52

4

John Hancock Funds II

Sector Weightings

Index 500 Fund		International Small Cap Fund		Investment Quality Bond Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Information Technology	18.01	Consumer Discretionary	29.23	Government**	24.16
Financials	15.42	Industrials	19.91	Financials	22.37
Energy	12.64	Financials	19.14	Mortgage Securities	18.71
Industrials	10.69	Information Technology	7.95	Consumer Discretionary	6.47
Health Care	10.46	Consumer Staples	5.42	Consumer Staples	5.97
Consumer Discretionary	10.17	Energy	4.45	Telecommunication Services	4.82
Consumer Staples	9.75	Materials	2.57	Energy	4.42
Materials	3.49	Health Care	1.89	Utilities	4.22
Utilities	3.06	Utilities	1.02	Health Care	2.70
Telecommunication Services	2.78	Telecommunication Services	0.56	Materials	1.90
Short-Term Investments & Other	3.53	Short-Term Investments & Other	7.86	Asset Backed Securities	1.29
				Industrials	1.00
International Equity Index Fund		International Small Company Fund		Information Technology	0.62
	% of		% of	Short-Term Investments & Other	1.35
Sector Weighting*	Total	Sector Weighting*	Total
				Large Cap Fund
Financials	23.72	Industrials	24.28		% of
Materials	12.18	Consumer Discretionary	18.75	Sector Weighting*	Total
Energy	11.26	Materials	14.35
Industrials	10.32	Financials	12.64	Information Technology	18.44
Consumer Discretionary	8.46	Information Technology	8.85	Consumer Discretionary	15.42
Consumer Staples	7.78	Energy	6.76	Financials	14.79
Information Technology	6.45	Consumer Staples	5.72	Health Care	13.05
Health Care	5.59	Health Care	5.42	Energy	12.30
Telecommunication Services	5.47	Utilities	1.87	Industrials	11.79
Utilities	4.16	Telecommunication Services	0.80	Consumer Staples	7.05
Short-Term Investments & Other	4.61	Short-Term Investments & Other	0.56	Utilities	3.32
				Telecommunication Services	1.91
International Growth Stock Fund		International Value Fund		Materials	0.94
	% of		% of	Short-Term Investments & Other	0.99
Sector Weighting*	Total	Sector Weighting*	Total
				Large Cap Value Fund
Consumer Discretionary	17.22	Financials	21.55		% of
Health Care	12.54	Information Technology	14.28	Sector Weighting*	Total
Consumer Staples	11.99	Telecommunication Services	14.18
Energy	11.61	Industrials	10.53	Financials	19.59
Information Technology	10.79	Health Care	10.40	Consumer Discretionary	15.03
Financials	9.32	Energy	9.84	Energy	14.21
Industrials	7.90	Consumer Discretionary	9.64	Industrials	12.66
Telecommunication Services	5.53	Utilities	2.92	Utilities	7.32
Materials	3.63	Consumer Staples	2.59	Information Technology	6.52
Utilities	2.69	Materials	1.59	Consumer Staples	5.93
Short-Term Investments & Other	6.78	Short-Term Investments & Other	2.48	Materials	5.88
				Health Care	4.78
International Opportunities Fund				Telecommunication Services	3.69
	% of			Short-Term Investments & Other	4.39
Sector Weighting*	Total

Consumer Discretionary	21.28
Financials	17.98
Industrials	17.52
Consumer Staples	10.44
Materials	10.33
Information Technology	7.73
Energy	6.92
Health Care	2.59
Telecommunication Services	1.52
Short-Term Investments & Other	3.69

5

John Hancock Funds II

Sector Weightings

Mid Cap Growth Index Fund		Mid Cap Value Index Fund		Real Estate Equity Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Consumer Discretionary	20.53	Financials	28.28	Financials	91.36
Information Technology	17.77	Information Technology	11.63	Consumer Discretionary	3.78
Health Care	14.71	Consumer Discretionary	11.51	Short-Term Investments & Other	4.86
Energy	14.56	Utilities	11.35
Industrials	13.91	Industrials	9.71	Real Estate Securities Fund
Financials	7.22	Materials	8.01		% of
Materials	5.30	Energy	5.59	Sector Weighting*	Total
Consumer Staples	3.03	Consumer Staples	5.29
Telecommunication Services	1.24	Health Care	4.80	Financials	96.65
Utilities	0.43	Telecommunication Services	1.53	Health Care	2.60
Short-Term Investments & Other	1.30	Short-Term Investments & Other	2.30	Short-Term Investments & Other	0.75

Mid Cap Index Fund		Mid Value Fund		Real Return Bond Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Financials	19.51	Financials	21.92	Government**	89.52
Information Technology	15.82	Consumer Discretionary	15.23	Financials	18.91
Industrials	14.70	Energy	10.24	Mortgage Securities	12.99
Consumer Discretionary	13.71	Consumer Staples	9.06	Asset Backed Securities	3.70
Health Care	11.13	Utilities	8.12	Energy	1.82
Materials	6.58	Industrials	8.11	Consumer Discretionary	0.77
Energy	6.46	Information Technology	6.65	Health Care	0.73
Utilities	5.72	Health Care	5.97	Information Technology	0.50
Consumer Staples	3.49	Materials	5.69	Industrials	0.13
Telecommunication Services	0.49	Telecommunication Services	1.79	Materials	0.12
Short-Term Investments & Other	2.39	Short-Term Investments & Other	7.22	Short-Term Investments & Other	(29.19)

Mid Cap Stock Fund		Mutual Shares Fund		Retirement 2010 Portfolio
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Information Technology	29.92	Consumer Staples	23.05	Intermediate Bond	92.01
Consumer Discretionary	27.45	Health Care	14.80	U.S. Large Cap	6.00
Industrials	13.91	Financials	12.92	International Large Cap	2.00
Health Care	13.72	Information Technology	10.42	Other	(0.01)
Materials	3.74	Energy	7.86
Consumer Staples	3.68	Consumer Discretionary	7.30	Retirement 2015 Portfolio
Energy	2.61	Industrials	4.71		% of
Financials	2.56	Materials	4.49	Sector Weighting*	Total
Short-Term Investments & Other	2.41	Utilities	3.94
		Telecommunication Services	3.09	Intermediate Bond	77.01
Mid Cap Value Equity Fund		Short-Term Investments & Other	7.42	U.S. Large Cap	16.65
	% of			International Large Cap	5.60
Sector Weighting*	Total	Optimized Value Fund		U.S. Mid Cap	0.45
			% of	U.S. Small Cap	0.30
Financials	18.24	Sector Weighting*	Total	Other	(0.01)
Industrials	16.69
Consumer Discretionary	12.55	Financials	23.75	Retirement 2020 Portfolio
Energy	10.68	Health Care	15.93		% of
Health Care	10.64	Consumer Discretionary	15.89	Sector Weighting*	Total
Materials	8.86	Consumer Staples	11.55
Information Technology	7.45	Energy	11.41	Intermediate Bond	56.01
Utilities	6.84	Industrials	9.51	U.S. Large Cap	28.80
Consumer Staples	3.17	Information Technology	8.54	International Large Cap	9.80
Telecommunication Services	1.95	Utilities	1.08	U.S. Mid Cap	3.40
Short-Term Investments & Other	2.93	Short-Term Investments & Other	2.34	U.S. Small Cap	2.00
				Other	(0.01)

6

John Hancock Funds II

Sector Weightings

Retirement 2025 Portfolio		Small Cap Growth Fund		Small Company Growth Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

U.S. Large Cap	41.13	Information Technology	31.82	Information Technology	30.68
Intermediate Bond	37.50	Consumer Discretionary	19.75	Consumer Discretionary	15.86
International Large Cap	13.50	Industrials	19.41	Industrials	15.08
U.S. Mid Cap	4.63	Health Care	15.02	Health Care	14.98
U.S. Small Cap	3.25	Energy	6.08	Energy	8.53
Other	(0.01)	Consumer Staples	2.55	Financials	5.46
		Materials	1.78	Materials	4.50
Retirement 2030 Portfolio		Financials	1.16	Consumer Staples	1.77
	% of	Short-Term Investments & Other	2.43	Telecommunication Services	0.96
Sector Weighting*	Total			Utilities	0.74
		Small Cap Index Fund		Short-Term Investments & Other	1.44
U.S. Large Cap	47.81		% of
Intermediate Bond	27.00	Sector Weighting*	Total	Small Company Value Fund
International Large Cap	15.80				% of
U.S. Mid Cap	5.20	Financials	19.31	Sector Weighting*	Total
U.S. Small Cap	4.20	Information Technology	18.39
Other	(0.01)	Industrials	14.73	Industrials	25.07
		Consumer Discretionary	12.61	Financials	22.00
Retirement 2035 Portfolio		Health Care	11.55	Consumer Discretionary	10.87
	% of	Energy	6.70	Information Technology	10.87
Sector Weighting*	Total	Materials	5.36	Materials	9.98
		Utilities	2.84	Energy	7.15
U.S. Large Cap	51.46	Consumer Staples	2.74	Health Care	5.84
Intermediate Bond	20.93	Telecommunication Services	0.80	Utilities	3.98
International Large Cap	17.45	Short-Term Investments & Other	4.97	Consumer Staples	0.90
U.S. Mid Cap	5.58			Investment Companies	0.89
U.S. Small Cap	4.59	Small Cap Opportunities Fund		Telecommunication Services	0.35
Other	(0.01)		% of	Short-Term Investments & Other	2.10
		Sector Weighting*	Total
Retirement 2040 Portfolio				Smaller Company Growth Fund
	% of	Financials	19.33		% of
Sector Weighting*	Total	Industrials	16.30	Sector Weighting*	Total
		Information Technology	15.79
U.S. Large Cap	53.21	Consumer Discretionary	15.31	Information Technology	26.72
International Large Cap	18.20	Energy	10.37	Industrials	21.15
Intermediate Bond	18.00	Health Care	8.48	Health Care	14.38
U.S. Mid Cap	5.80	Materials	7.54	Consumer Discretionary	12.36
U.S. Small Cap	4.80	Consumer Staples	3.56	Energy	10.22
Other	(0.01)	Utilities	0.91	Financials	5.13
		Telecommunication Services	0.89	Materials	3.30
Retirement 2045 Portfolio		Short-Term Investments & Other	1.52	Telecommunication Services	2.58
	% of			Consumer Staples	1.14
Sector Weighting*	Total	Small Cap Value Fund		Utilities	0.26
			% of	Short-Term Investments & Other	2.76
U.S. Large Cap	53.21	Sector Weighting*	Total
International Large Cap	18.20
Intermediate Bond	18.00	Financials	23.52
U.S. Mid Cap	5.80	Industrials	22.21
U.S. Small Cap	4.80	Consumer Discretionary	17.18
Other	(0.01)	Information Technology	8.77
		Health Care	7.88
Short Term Government Income Fund		Utilities	5.21
	% of	Materials	5.11
Sector Weighting*	Total	Energy	4.18
		Consumer Staples	2.49
Government**	71.76	Short-Term Investments & Other	3.45
Mortgage Securities	26.25
Short-Term Investments & Other	1.99

7

John Hancock Funds II

Sector Weightings

Spectrum Income Fund		Total Return Fund		Value Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Mortgage Securities	20.39	Mortgage Securities	39.43	Financials	18.59
Government**	18.41	Financials	24.39	Consumer Discretionary	12.67
Financials	15.71	Government**	14.03	Industrials	11.46
Consumer Discretionary	8.14	Energy	2.08	Energy	9.70
Energy	7.21	Materials	1.72	Information Technology	8.34
Industrials	4.78	Asset Backed Securities	1.67	Health Care	7.76
Telecommunication Services	4.57	Industrials	1.26	Materials	7.75
Materials	3.91	Telecommunication Services	0.87	Utilities	7.42
Utilities	3.42	Health Care	0.54	Consumer Staples	6.61
Consumer Staples	2.95	Consumer Staples	0.26	Telecommunication Services	2.02
Health Care	2.65	Consumer Discretionary	0.14	Short-Term Investments & Other	7.68
Information Technology	2.11	Utilities	0.08
Asset Backed Securities	1.48	Short-Term Investments & Other	13.53	Value & Restructuring Fund
Short-Term Investments & Other	4.27				% of
		U.S. High Yield Bond Fund		Sector Weighting*	Total
Total Bond Market Fund			% of
	% of	Sector Weighting*	Total	Energy	23.67
Sector Weighting*	Total			Industrials	17.07
		Consumer Discretionary	30.02	Financials	16.45
Mortgage Securities	40.19	Financials	14.11	Materials	14.67
Government**	30.16	Energy	12.21	Information Technology	7.61
Financials	11.86	Telecommunication Services	9.83	Consumer Discretionary	5.72
Energy	4.41	Utilities	9.21	Health Care	5.42
Consumer Staples	2.85	Health Care	6.85	Consumer Staples	4.86
Utilities	2.70	Information Technology	4.90	Telecommunication Services	4.28
Telecommunication Services	2.20	Materials	3.21	Short-Term Investments & Other	0.25
Industrials	1.97	Industrials	2.96
Health Care	1.96	Consumer Staples	1.97
Consumer Discretionary	1.64	Short-Term Investments & Other	4.73
Materials	0.95
Information Technology	0.94	U.S. Multi-Sector Fund
Asset Backed Securities	0.29		% of
Short-Term Investments & Other	(2.12)	Sector Weighting*	Total

		Health Care	27.65
		Information Technology	26.84
		Consumer Staples	22.83
		Consumer Discretionary	7.30
		Industrials	5.03
		Financials	2.94
		Energy	2.26
		Telecommunication Services	1.79
		Materials	0.87
		Utilities	0.18
		Short-Term Investments & Other	2.31

*	Top Sectors as a percentage of net assets.
**	Includes foreign government obligations.

8

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversifi-cation Portfolio and Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio and Retirement 2045 Portfolio (Retirement Portfolios), in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 through February 28, 2011).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Active Bond Fund

Class 1 — Actual	$1,000.00	$1,031.80	$3.48	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class NAV — Actual	1,000.00	1,032.10	3.22	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

All Cap Core Fund

Class NAV — Actual	$1,000.00	$1,294.20	$4.55	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

All Cap Value Fund

Class 1 — Actual	$1,000.00	$1,323.70	$5.01	0.87%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class NAV — Actual	1,000.00	1,323.60	4.72	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

Alpha Opportunities Fund

Class NAV — Actual	$1,000.00	$1,330.80	$5.84	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

9

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Blue Chip Growth Fund

Class 1 — Actual	$1,000.00	$1,333.70	$4.80	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	1,333.90	4.51	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Capital Appreciation Fund

Class 1 — Actual	$1,000.00	$1,293.20	$4.43	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,293.40	4.15	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Capital Appreciation Value Fund

Class NAV — Actual	$1,000.00	$1,037.00	$1.31	0.87%[2]
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%[2]

Core Bond Fund

Class 1 — Actual	$1,000.00	$995.40	$3.36	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	995.70	3.12	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

Core Diversified Growth & Income Portfolio

Class 1 — Actual	$1,000.00	$1,164.50	$0.64	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Core Fundamental Holdings Portfolio

Class 1 — Actual	$1,000.00	$1,136.60	$0.64	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Core Global Diversification Portfolio

Class 1 — Actual	$1,000.00	$1,136.80	$0.64	0.12%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]

Emerging Markets Fund (formerly, Emerging Markets Value Fund)

Class NAV — Actual	$1,000.00	$1,156.70	$5.72	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

Emerging Markets Debt Fund

Class A — Actual	$1000.00	$1,043.70	$6.84	1.35%
Class A — Hypothetical (5% annualized return before expenses)	1000.00	1,018.10	6.76	1.35%
Class I — Actual	1000.00	1,046.10	4.46	0.88%
Class I — Hypothetical (5% annualized return before expenses)	1000.00	1,020.40	4.41	0.88%

Equity-Income Fund

Class 1 — Actual	$1,000.00	$1,265.90	$4.72	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class NAV — Actual	1,000.00	1,265.80	4.44	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Fundamental Value Fund

Class NAV — Actual	$1,000.00	$1,251.20	$4.47	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Global Agribusiness Fund

Class A — Actual	$1000.00	$1,301.00	$8.22	1.44%
Class A — Hypothetical (5% annualized return before expenses)	1000.00	1,017.70	7.20	1.44%
Class I — Actual	1000.00	1,303.70	5.77	1.01%
Class I — Hypothetical (5% annualized return before expenses)	1000.00	1,019.80	5.06	1.01%

Global Bond Fund

Class 1 — Actual	$1,000.00	$1,018.30	$4.25	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,018.80	4.00	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Global Infrastructure Fund

Class A — Actual	$1000.00	$1,241.70	$8.00	1.44%
Class A — Hypothetical (5% annualized return before expenses)	1000.00	1,017.70	7.20	1.44%
Class I — Actual	1000.00	1,245.10	5.62	1.01%
Class I — Hypothetical (5% annualized return before expenses)	1000.00	1,019.80	5.06	1.01%

Global Real Estate Fund

Class NAV — Actual	$1,000.00	$1,195.20	$5.55	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

Global Timber Fund

Class A — Actual	$1000.00	$1,245.30	$8.02	1.44%
Class A — Hypothetical (5% annualized return before expenses)	1000.00	1,017.70	7.20	1.44%
Class I — Actual	1000.00	1,247.70	5.63	1.01%
Class I — Hypothetical (5% annualized return before expenses)	1000.00	1,019.80	5.06	1.01%

Heritage Fund

Class NAV — Actual	$1,000.00	$1,358.80	$5.26	0.90%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%

High Income Fund

Class NAV — Actual	$1,000.00	$1,158.50	$3.85	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

High Yield Fund

Class 1 — Actual	$1,000.00	$1,117.40	$3.99	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class NAV — Actual	1,000.00	1,118.50	3.73	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%

Index 500 Fund

Class NAV — Actual	$1,000.00	$1,274.70	$2.71	0.48%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%

International Equity Index Fund

Class NAV — Actual	$1,000.00	$1,226.30	$3.09	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%

International Growth Stock Fund

Class NAV — Actual	$1,000.00	$1,124.10	$4.88	1.01%[4]
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%[4]

International Opportunities Fund

Class 1 — Actual	$1,000.00	$1,227.30	$5.63	1.02%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Class NAV — Actual	1,000.00	1,227.20	5.36	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

International Small Cap Fund

Class 1 — Actual	$1,000.00	$1,215.80	$6.54	1.19%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class NAV — Actual	1,000.00	1,217.20	6.27	1.14%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%

International Small Company Fund

Class NAV — Actual	$1,000.00	$1,291.80	$6.14	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%

International Value Fund

Class 1 — Actual	$1,000.00	$1,254.40	$5.37	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Class NAV — Actual	1,000.00	1,254.60	5.09	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%

Investment Quality Bond Fund

Class 1 — Actual	$1,000.00	$985.70	$3.35	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	985.10	3.10	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Large Cap Fund

Class 1 — Actual	$1,000.00	$1,267.50	$4.72	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class NAV — Actual	1,000.00	1,267.10	4.44	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Large Cap Value Fund

Class 1 — Actual	$1,000.00	$1,286.20	$5.04	0.89%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Class NAV — Actual	1,000.00	1,286.30	4.76	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%

Mid Cap Growth Index Fund

Class 1 — Actual	$1,000.00	$1,376.60	$3.83	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class NAV — Actual	1,000.00	1,377.00	3.54	0.60%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Mid Cap Index Fund

Class NAV — Actual	$1,000.00	$1,345.40	$2.91	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Mid Cap Stock Fund

Class 1 — Actual	$1,000.00	$1,374.00	$5.47	0.93%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Class NAV — Actual	1,000.00	1,374.60	5.18	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Mid Cap Value Equity Fund

Class NAV — Actual	$1,000.00	$1,322.30	$5.30	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

Mid Cap Value Index Fund

Class 1 — Actual	$1,000.00	$1,289.30	$3.69	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class NAV — Actual	1,000.00	1,289.70	3.41	0.60%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Mid Value Fund

Class NAV — Actual	$1,000.00	$1,273.70	$5.58	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Mutual Shares Fund

Class NAV — Actual	$1,000.00	$1,136.00	$5.10	1.05%[4]
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.26	1.05%[4]

Optimized Value Fund

Class 1 — Actual	$1,000.00	$1,285.00	$4.36	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,284.40	4.08	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

Real Estate Equity Fund

Class NAV — Actual	$1,000.00	$1,218.10	$4.78	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Real Estate Securities Fund

Class 1 — Actual	$1,000.00	$1,232.90	$4.37	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Real Return Bond Fund

Class 1 — Actual	$1,000.00	$1,017.20	$3.95	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Class NAV — Actual	1,000.00	1,016.80	3.70	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Retirement 2010 Portfolio

Class 1 — Actual	$1,000.00	$1,009.90	$0.80	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

12

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Retirement 2015 Portfolio

Class 1 — Actual	$1,000.00	$1,056.30	$0.82	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2020 Portfolio

Class 1 — Actual	$1,000.00	$1,109.60	$0.84	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2025 Portfolio

Class 1 — Actual	$1,000.00	$1,162.40	$0.86	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2030 Portfolio

Class 1 — Actual	$1,000.00	$1,191.60	$0.87	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2035 Portfolio

Class 1 — Actual	$1,000.00	$1,209.10	$0.88	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2040 Portfolio

Class 1 — Actual	$1,000.00	$1,216.20	$0.88	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Retirement 2045 Portfolio

Class 1 — Actual	$1,000.00	$1,216.80	$0.88	0.16%[3]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[3]

Short Term Government Income Fund

Class NAV — Actual	$1,000.00	$997.80	$3.17	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

Small Cap Growth Fund

Class NAV — Actual	$1,000.00	$1,400.90	$6.61	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%

Small Cap Index Fund

Class NAV — Actual	$1,000.00	$1,371.10	$3.17	0.54%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Small Cap Opportunities Fund

Class 1 — Actual	$1,000.00	$1,419.60	$6.12	1.02%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Class NAV — Actual	1,000.00	1,419.50	5.82	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

Small Cap Value Fund

Class NAV — Actual	$1,000.00	$1,290.80	$6.30	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%

Small Company Growth Fund

Class NAV — Actual	$1,000.00	$1,378.60	$6.31	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

Small Company Value Fund

Class 1 — Actual	$1,000.00	$1,345.50	$6.22	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Class NAV — Actual	1,000.00	1,345.70	5.93	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

Smaller Company Growth Fund

Class NAV — Actual	$1,000.00	$1,376.70	$5.95	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

Spectrum Income Fund

Class NAV — Actual	$1,000.00	$1,059.10	$3.88	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Total Bond Market Fund

Class NAV — Actual	$1,000.00	$991.80	$2.57	0.52%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

13

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2010–	Expense
	9/1/2010	2/28/2011	2/28/2011	Ratio

Total Return Fund

Class 1 — Actual	$1,000.00	$1,000.10	$3.82	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,000.40	3.57	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

U.S. High Yield Bond Fund

Class 1 — Actual	$1,000.00	$1,079.30	$4.23	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	1,078.80	3.97	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

U.S. Multi-Sector Fund

Class NAV — Actual	$1,000.00	$1,214.90	$4.34	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Value Fund

Class NAV — Actual	$1,000.00	$1,308.40	$4.52	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Value & Restructuring Fund

Class NAV — Actual	$1,000.00	$1,325.10	$4.90	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 The inception date for Capital Appreciation Value Fund is 1-6-11. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (54), and divided by 365 (to reflect the period).

3 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.36% – 0.56%
Core Fundamental Holdings Portfolio	0.35% – 0.56%
Core Global Diversification Portfolio	0.36% – 0.56%
Retirement Portfolios	0.48% – 0.56%

4 The inception date for International Growth Stock Fund and Mutual Shares Fund is 9-16-10. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (166), and divided by 365 (to reflect the period).

14

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.09%
U.S. Government - 10.75%
U.S. Treasury, Note
1.250%, 09/30/2015 (L)		$19,000,000	$18,418,125
U.S. Treasury Notes
0.375%, 08/31/2012 to 10/31/2012		26,000,000	25,954,532
0.750%, 09/15/2013		15,000,000	14,929,680
1.250%, 02/15/2014 to 08/31/2015		14,700,000	14,684,023
2.000%, 01/31/2016		20,355,000	20,259,551
2.625%, 01/31/2018 to 11/15/2020		9,500,000	8,939,496
3.625%, 02/15/2021 (L)		12,073,000	12,282,394
4.250%, 11/15/2040		15,395,000	14,764,759

			130,232,560
U.S. Government Agency - 15.34%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040		3,600,005	3,548,864
6.500%, 06/01/2037 to 09/01/2039		3,644,964	4,065,933
Federal National Mortgage Association
2.255%, 05/01/2035 (P)		917,675	950,132
2.377%, 01/01/2036 (P)		613,156	640,801
2.621%, 07/01/2033 (P)		1,905	1,998
4.000%, 06/01/2024 to 11/01/2040		37,121,919	37,261,638
4.375%, 03/15/2013		20,000	21,448
4.500%, 03/01/2026		3,705,000	3,885,073
5.000%, 05/01/2018 to 09/01/2040		24,788,479	26,088,874
5.500%, 02/01/2018 to 03/01/2039		66,951,549	71,978,075
5.762%, 04/01/2036 (P)		399,192	412,394
6.000%, 09/01/2022 to 02/01/2036		11,120,557	12,198,844
6.250%, 05/15/2029		157,000	188,000
6.500%, 02/01/2036 to 06/01/2039		19,045,826	21,252,147
7.000%, 12/01/2012 to 06/01/2032		24,014	26,480
7.500%, 09/01/2029 to 08/01/2031		3,092	3,521
Government National
Mortgage Association
4.500%, 04/15/2039		2,967,792	3,070,748
5.000%, 04/15/2035		57,264	61,166
5.500%, 03/15/2035		52,881	57,672
6.000%, 03/15/2033 to 06/15/2033		23,477	25,949
6.500%, 09/15/2028 to 08/15/2031		4,518	5,103
7.000%, 04/15/2029		1,806	2,057
8.000%, 10/15/2026		1,738	1,990

			185,748,907

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $312,851,209)			$315,981,467

FOREIGN GOVERNMENT
OBLIGATIONS - 0.26%
Argentina - 0.01%
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	27,552
5.830%, 12/31/2033 (P)		72,870	29,771
12/15/2035 (B)(I)		393,449	15,087

			72,410
Honduras - 0.00%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,970
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	17,126
Mexico - 0.00%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	34,833

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	$8,091
9.375%, 04/01/2029		1,000	1,400

			9,491
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	4,741
United Kingdom - 0.25%
Government of United Kingdom
4.750%, 03/07/2020	GBP	1,705,000	3,014,064

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,207,254)			$3,165,635

CORPORATE BONDS - 43.21%
Consumer Discretionary - 3.91%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		$1,310,000	1,424,625
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,165,000	1,182,475
8.750%, 06/01/2019		310,000	332,863
American Standard Americas
10.750%, 01/15/2016 (S)		180,000	191,250
Burlington Coat Factory
Warehouse Corp.
10.000%, 02/15/2019 (S)		1,365,000	1,378,650
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	358,400
CBS Corp.
5.900%, 10/15/2040		555,000	526,035
7.875%, 07/30/2030		900,000	1,049,591
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		708,588	858,277
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020		305,000	329,019
Cinemark USA, Inc.
8.625%, 06/15/2019		395,000	430,550
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,000,000	1,110,000
COX Communications, Inc.
4.625%, 06/01/2013		340,000	363,072
5.450%, 12/15/2014		218,000	240,755
6.750%, 03/15/2011		209,000	209,439
CSC Holdings, Inc.
7.875%, 02/15/2018		890,000	992,350
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	924,369
Delphi Corp.
6.197%, 11/15/2033 (H)		2,000	0
DIRECTV Holdings LLC
6.350%, 03/15/2040		600,000	611,951
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)		365,000	381,425
Exide Technologies
8.625%, 02/01/2018 (S)		610,000	650,413
Expedia, Inc.
5.950%, 08/15/2020		1,160,000	1,173,050
Greektown Superholdings, Inc.
13.000%, 07/01/2015		1,115,000	1,265,525
Grupo Televisa SA
6.625%, 01/15/2040		755,000	803,091

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hillman Group, Inc.
10.875%, 06/01/2018	$380,000	$418,000
HRP Myrtle Beach Operations LLC
04/01/2012 (H)(S)	140,000	0
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	680,000	682,963
6.000%, 05/05/2015 (S)	890,000	956,197
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,182,475
Levi Strauss & Company
7.625%, 05/15/2020	1,155,000	1,195,425
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	151,000	135,900
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,895
MGM Resorts International
9.000%, 03/15/2020	345,000	376,913
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	406,538
MTR Gaming Group, Inc.
12.625%, 07/15/2014	475,000	505,875
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	585,000	542,588
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,154
7.750%, 12/01/2045	9,000	10,844
News America, Inc.
6.150%, 02/15/2041 (S)	615,000	625,122
6.650%, 11/15/2037	865,000	927,210
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)	540,000	550,800
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,015,000	1,058,138
Regal Cinemas Corp.
8.625%, 07/15/2019	270,000	289,575
Regal Entertainment Group
9.125%, 08/15/2018	275,000	294,250
Revlon Consumer Products Corp.
9.750%, 11/15/2015	790,000	857,150
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
6.875%, 02/15/2021 (S)	280,000	280,700
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	895,538
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	490,000	477,750
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	989,945
7.750%, 10/01/2017 (S)	270,000	286,538
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	545,000	587,238
Target Corp.
7.000%, 01/15/2038	500,000	606,286
Tenneco, Inc.
6.875%, 12/15/2020 (S)	635,000	658,813
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,014,465
6.550%, 05/01/2037	550,000	570,990
6.750%, 07/01/2018	1,770,000	2,031,820
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	40,450

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033		$535,000	$664,066
Time Warner, Inc.
7.625%, 04/15/2031		9,000	10,635
Toys R Us Property Company LLC
8.500%, 12/01/2017		275,000	299,063
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)		915,000	940,163
United Business Media, Ltd.
5.750%, 11/03/2020 (S)		630,000	599,882
Viacom, Inc.
6.875%, 04/30/2036		760,000	845,597
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	600,000	651,728
Vivendi SA
5.750%, 04/04/2013 (S)		$2,515,000	2,712,722
Volvo Treasury AB
5.950%, 04/01/2015 (S)		1,310,000	1,431,303
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		174,000	81,345
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)		1,035,000	1,234,238
Yum! Brands, Inc.
6.250%, 03/15/2018		405,000	457,400
6.875%, 11/15/2037		965,000	1,094,849

			47,295,711
Consumer Staples - 2.00%
Alliance One International, Inc.
10.000%, 07/15/2016		1,335,000	1,378,388
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043		10,000	11,043
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	1,125,000	691,377
ARAMARK Corp.
8.500%, 02/01/2015		$1,310,000	1,368,950
Arcor
7.250%, 11/09/2017 (S)		630,000	659,295
B&G Foods, Inc.
7.625%, 01/15/2018		575,000	613,813
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)		520,000	525,200
Bunge Ltd. Finance Corp.
5.100%, 07/15/2015		345,000	354,067
5.350%, 04/15/2014		1,075,000	1,125,959
8.500%, 06/15/2019		825,000	979,467
Cargill, Inc.
6.125%, 09/15/2036 (S)		665,000	718,762
Clorox Company
5.000%, 03/01/2013		600,000	638,531
5.950%, 10/15/2017		500,000	558,631
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		760,000	803,700
CVS Caremark Corp.
6.125%, 08/15/2016		515,000	584,223
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037		1,900,000	1,871,500
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)		359,957	435,372
General Mills, Inc.
5.650%, 09/10/2012		421,000	450,456
5.700%, 02/15/2017		245,000	276,977

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	$860,000	$868,600
Kraft Foods, Inc.
5.625%, 11/01/2011	28,000	28,888
6.125%, 02/01/2018	580,000	651,732
Kroger Company
6.800%, 12/15/2018	920,000	1,068,774
7.000%, 05/01/2018	580,000	672,034
Lorillard Tobacco Company
6.875%, 05/01/2020	1,185,000	1,227,576
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,135,288
Nabisco, Inc.
7.550%, 06/15/2015	229,000	266,865
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	322,970
5.650%, 05/16/2018	850,000	955,386
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	545,510
SUPERVALU, Inc.
7.500%, 11/15/2014	500,000	501,250
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	215,917
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	627,360
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,035,000	1,082,869

		24,216,730
Energy - 5.33%
Anadarko Finance Company
7.500%, 05/01/2031	1,500,000	1,661,621
Anadarko Petroleum Corp.
6.375%, 09/15/2017	1,120,000	1,248,345
6.450%, 09/15/2036	1,600,000	1,611,958
8.700%, 03/15/2019	500,000	617,046
Apache Corp.
6.900%, 09/15/2018	455,000	546,822
Arch Coal, Inc.
8.750%, 08/01/2016	315,000	351,619
BJ Services Company
6.000%, 06/01/2018	880,000	1,006,460
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,040,509
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)	420,000	462,525
Chesapeake Energy Corp.
6.125%, 02/15/2021	540,000	550,800
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,049
ConocoPhillips Canada Funding
Company
5.950%, 10/15/2036	1,000,000	1,067,092
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,417,237
Devon Energy Corp.
5.625%, 01/15/2014	400,000	444,801
Devon Financing Corp.
6.875%, 09/30/2011	205,000	212,370
7.875%, 09/30/2031	1,060,000	1,364,655
Drummond Company, Inc.
7.375%, 02/15/2016	775,000	802,125
Duke Capital LLC
6.750%, 02/15/2032	511,000	548,095

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	$540,000	$595,683
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	680,627
7.500%, 04/15/2038	600,000	716,908
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,075,511
Energy Transfer Partners LP
5.950%, 02/01/2015	305,000	335,976
6.700%, 07/01/2018	1,000,000	1,139,824
7.500%, 07/01/2038	3,185,000	3,712,430
9.700%, 03/15/2019	655,000	859,826
Enersis SA
7.375%, 01/15/2014	12,000	13,322
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,045,000	1,089,413
Enterprise Products Operating LLC
6.125%, 10/15/2039	1,000,000	1,001,934
6.300%, 09/15/2017	820,000	926,918
6.875%, 03/01/2033	209,000	229,816
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,470,000	1,464,488
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018	650,000	679,250
Kerr-McGee Corp.
6.950%, 07/01/2024	730,000	817,953
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	199,421
6.950%, 01/15/2038	540,000	579,990
7.300%, 08/15/2033	212,000	235,095
7.750%, 03/15/2032	200,000	232,762
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)	505,000	563,075
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	866,747
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	615,000	623,052
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	785,000	784,019
McMoRan Exploration Company
11.875%, 11/15/2014	530,000	581,675
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	530,000	614,097
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	994,740
Nexen, Inc.
5.875%, 03/10/2035	212,000	192,870
6.400%, 05/15/2037	625,000	598,131
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,000,000	1,124,628
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)	920,000	1,002,800
Noble Holding International, Ltd.
6.200%, 08/01/2040	500,000	519,292
NuStar Logistics LP
4.800%, 09/01/2020	505,000	492,966

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NuStar Logistics LP (continued)
7.650%, 04/15/2018	$1,110,000	$1,294,479
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,332,865
Petro-Canada
6.050%, 05/15/2018	396,000	449,291
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	627,392
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	675,000	696,938
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	605,000	621,982
Regency Energy Partners LP/Regency
Energy Finance Corp.
9.375%, 06/01/2016	615,000	688,031
San Diego Gas & Electric Company,
Series FFF
6.125%, 09/15/2037	1,000,000	1,124,348
Southern Union Company (7.200% to
11/01/2011, then 3 month
LIBOR + 3.018%)
11/01/2066	610,000	573,400
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,515,000	1,686,875
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	864,686
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,213,348
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	763,441
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	460,000	491,985
Thermon Industries, Inc.
9.500%, 05/01/2017	155,000	167,788
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	484,590
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	2,565,000	2,607,048
Transocean, Inc.
6.800%, 03/15/2038	4,050,000	4,256,352
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	591,131
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	262,301
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,143,306
Williams Partners LP
7.250%, 02/01/2017	1,770,000	2,066,735

		64,517,680
Financials - 19.89%
Aflac, Inc.
6.900%, 12/17/2039	535,000	589,389
8.500%, 05/15/2019	925,000	1,144,076
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	990,000	1,109,808
AMB Property LP
6.125%, 12/01/2016	1,367,000	1,513,660
American Express Bank FSB
6.000%, 09/13/2017	805,000	894,912
American Express Company
7.000%, 03/19/2018	2,545,000	2,988,428

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
5.450%, 05/18/2017	$1,000,000	$1,041,379
6.400%, 12/15/2020	3,000,000	3,251,961
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	700,000	768,250
AON Corp.
8.205%, 01/01/2027	320,000	357,808
Assurant, Inc.
5.625%, 02/15/2014	209,000	221,565
6.750%, 02/15/2034	550,000	547,476
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)	795,000	500,850
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,268,300
Australia & New Zealand Banking
Group, Ltd.
4.875%, 01/12/2021 (S)	1,145,000	1,164,397
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	330,832
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR + 2.256%)
(Q)(S)	985,000	892,656
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
(Q)(S)	1,000,000	883,750
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,214
Bank of America Corp.
5.625%, 07/01/2020	4,500,000	4,677,539
5.650%, 05/01/2018	565,000	597,043
5.750%, 12/01/2017	849,000	907,667
6.500%, 08/01/2016	690,000	774,408
7.625%, 06/01/2019	685,000	800,383
Bank of America NA
5.300%, 03/15/2017	320,000	333,485
6.000%, 10/15/2036	880,000	858,583
Barclays Bank PLC
5.140%, 10/14/2020	720,000	683,375
BB&T Corp.
3.200%, 03/15/2016	500,000	499,305
Beaver Valley Funding
9.000%, 06/01/2017	1,920,000	2,146,714
BioMed Realty LP
6.125%, 04/15/2020	280,000	297,236
Blackstone Holdings Finance
Company LLC
5.875%, 03/15/2021 (S)	2,000,000	1,963,612
BNP Paribas
5.000%, 01/15/2021	920,000	927,595
Bosphorus Financial Services, Ltd.
2.113%, 02/15/2012 (P)(S)	93,750	92,589
Boston Properties LP
6.250%, 01/15/2013	52,000	56,385
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	255,000	287,015
Brandywine Operating Partnership LP
7.500%, 05/15/2015	870,000	984,903
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,538,793

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BTA Bank JSC
07/01/2020 (P)(S)	$7,264	$625
7.200%, 07/01/2025 (S)	796	551
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	3,516	3,753
Camden Property Trust
5.000%, 06/15/2015	216,000	229,046
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	536,441
Capital One Financial Corp.
6.150%, 09/01/2016	1,480,000	1,597,867
6.750%, 09/15/2017	550,000	634,819
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	610,120
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	690,000	729,675
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
(Q)(S)	500,000	510,000
Citigroup, Inc.
5.000%, 09/15/2014	1,500,000	1,577,298
5.375%, 08/09/2020	1,500,000	1,553,876
5.625%, 08/27/2012	219,000	230,376
5.850%, 12/11/2034	970,000	952,115
6.125%, 11/21/2017 to 05/15/2018	3,565,000	3,927,159
6.375%, 08/12/2014	1,710,000	1,907,965
8.500%, 05/22/2019	1,030,000	1,277,243
CNA Financial Corp.
6.000%, 08/15/2011	280,000	286,196
6.500%, 08/15/2016	2,005,000	2,208,479
7.250%, 11/15/2023	1,210,000	1,343,623
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	820,000	873,300
Colonial Properties Trust
6.250%, 06/15/2014	211,000	222,995
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	925,000	961,963
CommonWealth REIT
6.650%, 01/15/2018	750,000	799,677
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	231,058
6.875%, 03/15/2012	20,000	20,904
Country Garden Holdings Company
11.125%, 02/23/2018 (S)	565,000	563,870
Credit Suisse AG/Guernsey (3 month
LIBOR + 0.690% to 05/29/17, then
3 month LIBOR + 1.690%)
1.003%, (P)(Q)	1,265,000	962,576
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012	209,000	219,655
Credit Suisse New York
4.375%, 08/05/2020	885,000	861,934
5.300%, 08/13/2019	755,000	795,298
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	1,964,440
4.883%, 08/15/2020 (S)	1,210,000	1,213,203
6.113%, 01/15/2020 (S)	920,000	998,875
Developers Diversified Realty Corp.
5.375%, 10/15/2012	500,000	517,802
7.500%, 04/01/2017	1,100,000	1,257,904
Dexus Property Group
7.125%, 10/15/2014 (S)	1,110,000	1,248,172

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Bank
7.000%, 04/15/2020	$695,000	$766,472
Discover Financial Services
10.250%, 07/15/2019	1,380,000	1,786,761
Dresdner Bank AG
7.250%, 09/15/2015	281,000	308,406
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,612,335
6.250%, 05/15/2013	1,000,000	1,070,014
6.750%, 03/15/2020	785,000	876,866
8.250%, 08/15/2019	680,000	819,318
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	794,110
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	750,000	842,258
ERP Operating LP
5.125%, 03/15/2016	670,000	723,512
5.750%, 06/15/2017	775,000	853,022
6.625%, 03/15/2012	748,000	790,005
First Tennessee Bank NA
5.050%, 01/15/2015	900,000	920,711
General Electric Capital Corp.
0.793%, 08/15/2036 (P)	1,270,000	979,726
5.300%, 02/11/2021	485,000	497,869
5.450%, 01/15/2013	261,000	279,919
5.625%, 05/01/2018	1,225,000	1,332,163
6.000%, 08/07/2019	810,000	895,034
Genworth Financial, Inc.
6.515%, 05/22/2018	600,000	602,805
7.700%, 06/15/2020	2,000,000	2,084,046
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR + 2.003%)
11/15/2066	500,000	393,125
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	4,000,000	3,550,000
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	645,000	662,598
8.112%, 02/15/2015 (S)	1,625,000	1,686,573
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	470,000	500,041
6.800%, 06/15/2018 (S)	1,570,000	1,712,781
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,379
6.300%, 03/15/2018	1,920,000	2,070,169
6.625%, 03/30/2040	560,000	581,036
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
(Q)(S)	22,000	15,840
HCP, Inc.
5.375%, 02/01/2021	1,545,000	1,577,976
6.300%, 09/15/2016	1,000,000	1,105,656
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	507,026
4.950%, 01/15/2021	905,000	883,828
6.000%, 11/15/2013	215,000	235,870
6.200%, 06/01/2016	810,000	894,492
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	962,000	1,070,743
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,285,453
Host Hotels & Resorts, Inc.
6.000%, 11/01/2020	595,000	595,744

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HRPT Properties Trust
6.250%, 06/15/2017	$275,000	$287,690
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,834,000	1,917,324
HSBC Holdings PLC
6.500%, 09/15/2037	1,070,000	1,109,296
Huntington Bancshares, Inc.
7.000%, 12/15/2020	195,000	213,457
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,080,000	1,040,430
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	562,950
7.125%, 09/01/2018 (S)	650,000	709,313
Jefferies Group, Inc.
6.875%, 04/15/2021	570,000	610,997
8.500%, 07/15/2019	3,015,000	3,565,844
JPMorgan Chase & Company
3.700%, 01/20/2015	641,000	663,411
4.250%, 10/15/2020	1,810,000	1,743,919
6.000%, 01/15/2018	1,750,000	1,946,469
6.300%, 04/23/2019	1,267,000	1,423,657
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)	980,000	1,066,740
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	759,356
6.875%, 10/01/2019	545,000	635,673
Lehman Brothers Holdings, Inc.
01/26/2017 (H)	1,120,000	281,400
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	683,000	621,486
7.500%, 08/15/2036 (S)	2,645,000	2,718,042
7.800%, 03/15/2037 (S)	1,555,000	1,555,000
Liberty Property LP
5.500%, 12/15/2016	1,565,000	1,695,454
Lincoln National Corp.
7.000%, 06/15/2040	355,000	406,350
8.750%, 07/01/2019	3,605,000	4,538,677
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067	1,430,000	1,367,509
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	1,263,000	1,256,685
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	268,723
6.375%, 01/21/2021	975,000	1,008,640
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month LIBOR
+1.035%)
(H)(Q)(S)	545,000	418,288
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
(H)(Q)(S)	1,585,000	1,208,563
Mack-Cali Realty LP
7.750%, 08/15/2019	680,000	816,930
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	651,208
7.300%, 08/01/2014 (S)	625,000	697,219
Markel Corp.
6.800%, 02/15/2013	325,000	350,539

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		$350,000	$471,094
Merrill Lynch & Company, Inc.
0.540%, 06/05/2012 (P)		472,000	469,353
0.854%, 05/02/2017 (P)		1,000,000	866,746
6.875%, 04/25/2018		3,000,000	3,374,721
7.750%, 05/14/2038		1,695,000	1,920,304
MetLife, Inc.
6.400%, 12/15/2036		2,000,000	1,911,800
10.750%, 08/01/2039		340,000	470,050
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)		405,000	433,661
Morgan Stanley
0.753%, 10/18/2016 (P)		830,000	774,299
5.500%, 07/24/2020		4,200,000	4,240,790
5.625%, 09/23/2019		1,000,000	1,026,561
5.950%, 12/28/2017		290,000	309,550
6.000%, 04/28/2015		1,000,000	1,095,219
6.625%, 04/01/2018		140,000	154,754
7.300%, 05/13/2019		965,000	1,098,978
10.090%, 05/03/2017 (S)	BRL	4,195,000	2,407,877
National City Bank
0.680%, 06/07/2017 (P)		$1,005,000	908,099
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		720,000	741,600
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036		1,420,000	1,258,192
New York Life Insurance Company
6.750%, 11/15/2039 (S)		770,000	896,176
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)		873,000	792,064
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)		940,000	1,238,712
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)		275,000	305,938
Post Apartment Homes LP
4.750%, 10/15/2017		405,000	388,304
ProLogis
5.625%, 11/15/2016		1,075,000	1,153,484
5.750%, 04/01/2016		755,000	814,548
6.625%, 05/15/2018		1,350,000	1,492,973
7.625%, 08/15/2014		760,000	874,850
Prudential Financial, Inc.
4.750%, 04/01/2014		227,000	239,497
5.375%, 06/21/2020		700,000	738,526
6.200%, 01/15/2015 to 11/15/2040		1,365,000	1,472,070
7.375%, 06/15/2019		975,000	1,158,439
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
(Q)(S)		1,862,000	2,420,600
Realogy Corp.
7.875%, 02/15/2019 (S)		470,000	471,763
Realty Income Corp.
5.950%, 09/15/2016		560,000	611,796
Reckson Operating Partnership LP
7.750%, 03/15/2020		415,000	467,597
Regions Bank/Birmingham AL
6.450%, 06/26/2037		1,500,000	1,374,450
Regions Financial Corp.
0.473%, 06/26/2012 (P)		575,000	547,359
4.875%, 04/26/2013		500,000	502,560

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Regions Financial Corp. (continued)
7.750%, 11/10/2014	$1,140,000	$1,216,950
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%)
08/11/2019 (S)	400,000	407,800
Silicon Valley Bank
6.050%, 06/01/2017	1,575,000	1,656,624
Simon Property Group LP
5.750%, 12/01/2015	530,000	593,483
5.875%, 03/01/2017	595,000	665,312
10.350%, 04/01/2019	480,000	658,946
SLM Corp.
0.603%, 01/27/2014 (P)	1,840,000	1,737,050
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month
LIBOR + 0.251%)
06/01/2067	650,000	623,843
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,088,375
State Bank of India/London
4.500%, 07/27/2015 (S)	755,000	765,409
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	365,875
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	1,355,000	1,559,138
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	2,670,000	2,249,475
The Bear Stearns Companies LLC
0.501%, 11/28/2011 (P)	640,000	640,939
7.250%, 02/01/2018	1,325,000	1,561,082
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	300,000	308,006
5.500%, 11/15/2014	447,000	490,555
5.950%, 01/18/2018	1,500,000	1,628,445
6.000%, 05/01/2014 to 06/15/2020	2,145,000	2,321,361
6.150%, 04/01/2018	1,830,000	2,004,725
6.450%, 05/01/2036	2,000,000	1,974,854
6.750%, 10/01/2037	2,140,000	2,193,406
7.500%, 02/15/2019	460,000	541,883
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	780,000	808,637
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	601,963
UBS AG/Stamford CT
5.875%, 12/20/2017	550,000	602,141
Unum Group
7.125%, 09/30/2016	785,000	889,579
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,497,004
USB Realty Corp. (6.091% to
01/15/2012, then 3 month
LIBOR + 1.147%)
(Q)(S)	825,000	663,094
Vornado Realty LP
4.250%, 04/01/2015	2,500,000	2,566,705
W.R. Berkley Corp.
5.600%, 05/15/2015	795,000	840,229
6.150%, 08/15/2019	14,000	14,704
Wachovia Bank NA
5.850%, 02/01/2037	835,000	858,851
6.600%, 01/15/2038	735,000	830,016

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	$610,000	$643,824
5.700%, 10/01/2016 (S)	1,000,000	1,090,305
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	575,000	657,316
Wells Fargo & Company
3.676%, 06/15/2016	845,000	863,360
Wells Fargo Bank NA
5.750%, 05/16/2016	910,000	1,005,926
White Mountains Re Group, Ltd.
(7.506% to 06/30/2017, then 3 month
LIBOR + 3.200%)
(Q)(S)	3,940,000	3,774,717
Willis North America, Inc.
7.000%, 09/29/2019	1,195,000	1,310,218
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	977,941	1,033,496
XL Group PLC. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
(Q)	1,275,000	1,179,375

		240,902,465
Health Care - 0.91%
Alere, Inc.
7.875%, 02/01/2016	795,000	825,806
8.625%, 10/01/2018	465,000	492,900
Allergan, Inc.
5.750%, 04/01/2016	400,000	455,251
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	480,000	472,800
BioScrip, Inc.
10.250%, 10/01/2015	730,000	770,150
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	961,137	987,568
Cigna Corp.
6.150%, 11/15/2036	500,000	525,442
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	233,613
6.300%, 08/15/2014	420,000	448,689
Covidien International Finance SA
6.000%, 10/15/2017	610,000	692,298
Gentiva Health Services, Inc.
11.500%, 09/01/2018	120,000	135,150
HCA, Inc.
8.500%, 04/15/2019	440,000	492,800
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,010,000	1,185,420
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	240,882
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	189,547
6.150%, 02/01/2036	170,000	187,315
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	239,400
5.375%, 03/15/2016	15,000	16,516
5.800%, 03/15/2036	115,000	114,997
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	185,000	191,475
6.875%, 12/01/2018 (S)	715,000	743,600
WellPoint, Inc.
5.000%, 12/15/2014	208,000	225,729
6.375%, 06/15/2037	415,000	446,941

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Wyeth
5.500%, 03/15/2013	$670,000	$729,666

		11,043,955
Industrials - 3.40%
ACCO Brands Corp.
10.625%, 03/15/2015	200,000	226,000
Aircastle, Ltd.
9.750%, 08/01/2018	480,000	535,200
Altra Holdings, Inc.
8.125%, 12/01/2016	385,000	410,988
America West Airlines
8.057%, 07/02/2020	503,674	531,376
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	1,205,000	1,128,428
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	25,966	27,825
BE Aerospace, Inc.
8.500%, 07/01/2018	720,000	795,600
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	661,850
Briggs & Stratton Corp.
6.875%, 12/15/2020	495,000	522,225
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	973,665
5.500%, 03/15/2016	405,000	453,923
7.150%, 02/15/2019	450,000	551,254
Coleman Cable, Inc.
9.000%, 02/15/2018	540,000	562,950
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	500,000	397,500
Continental Airlines, Inc.
5.983%, 04/19/2022	834,397	869,859
6.545%, 02/02/2019	429,364	452,979
6.648%, 09/15/2017	146,078	154,843
8.307%, 04/02/2018	78,982	81,351
Covanta Holding Corp.
7.250%, 12/01/2020	1,030,000	1,081,513
CSX Corp.
7.375%, 02/01/2019	727,000	880,964
Delta Air Lines, Inc.
6.200%, 07/02/2018	336,019	355,340
6.718%, 01/02/2023	1,649,111	1,690,339
6.821%, 08/10/2022	922,254	972,978
9.500%, 09/15/2014 (S)	543,000	591,870
Eaton Corp.
4.900%, 05/15/2013	450,000	483,950
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	938,950
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	258,000
GATX Corp.
8.750%, 05/15/2014	930,000	1,069,582
General Electric Company
5.000%, 02/01/2013	247,000	264,585
5.250%, 12/06/2017	845,000	925,659
Interactive Data Corp.
10.250%, 08/01/2018 (S)	305,000	341,600
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	735,000	802,988
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	575,000	648,313

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp.
5.850%, 03/15/2017	$705,000	$713,727
7.125%, 03/15/2020	750,000	780,585
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	500,000	500,000
Northwest Airlines, Inc.
6.264%, 11/20/2021	1,217,384	1,263,036
7.027%, 11/01/2019	532,795	554,107
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	695,000	750,600
7.500%, (Q)(S)	160,000	162,000
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,117,879
RailAmerica, Inc.
9.250%, 07/01/2017	518,000	573,685
Steelcase, Inc.
6.375%, 02/15/2021	1,050,000	1,071,622
Terex Corp.
10.875%, 06/01/2016	615,000	719,550
Textron, Inc.
5.600%, 12/01/2017	1,076,000	1,125,717
TransDigm, Inc.
7.750%, 12/15/2018 (S)	1,195,000	1,287,613
Trimas Corp.
9.750%, 12/15/2017	300,000	333,000
Tutor Perini Corp.
7.625%, 11/01/2018 (S)	730,000	756,463
Tyco International Finance SA
8.500%, 01/15/2019	400,000	517,357
Union Pacific Corp.
5.700%, 08/15/2018	785,000	882,660
United Air Lines, Inc.
9.750%, 01/15/2017	1,028,980	1,185,899
9.875%, 08/01/2013 (S)	189,000	205,538
10.400%, 11/01/2016	325,786	377,911
United Rentals North America, Inc.
10.875%, 06/15/2016	415,000	482,438
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	905,000	907,263
USG Corp.
6.300%, 11/15/2016	1,000,000	947,500
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,070,000	1,115,475
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,065,000	1,118,250
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,170,000	1,134,900

		41,229,222
Information Technology - 0.49%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,045,000	1,118,150
Equinix, Inc.
8.125%, 03/01/2018	465,000	504,525
Fiserv, Inc.
6.800%, 11/20/2017	830,000	927,547
Science Applications International Corp.
5.500%, 07/01/2033	825,000	803,547
Tyco Electronics Group SA
6.550%, 10/01/2017	730,000	841,120
7.125%, 10/01/2037	501,000	579,003

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Vangent, Inc.
9.625%, 02/15/2015	$1,245,000	$1,179,638

		5,953,530
Materials - 2.20%
Alcan, Inc.
5.000%, 06/01/2015	6,000	6,487
Alcoa, Inc.
5.720%, 02/23/2019	150,000	157,403
Allegheny Technologies, Inc.
5.950%, 01/15/2021	310,000	327,738
9.375%, 06/01/2019	625,000	779,943
American Pacific Corp.
9.000%, 02/01/2015	530,000	520,725
ArcelorMittal
6.750%, 03/01/2041	660,000	654,562
9.850%, 06/01/2019	800,000	1,028,190
Ball Corp.
6.750%, 09/15/2020	880,000	921,800
Boise Paper Holdings LLC/Boise Co-
Issuer Company
8.000%, 04/01/2020	300,000	330,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	995,000	1,027,338
Commercial Metals Company
7.350%, 08/15/2018	650,000	672,172
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	225,287
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)	135,000	140,063
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,335,000	1,326,966
7.125%, 01/15/2017 (S)	1,030,000	1,094,375
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	660,000	660,000
Graphic Packaging International, Inc.
7.875%, 10/01/2018	220,000	236,500
9.500%, 06/15/2017	495,000	549,450
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	913,193
International Paper Company
9.375%, 05/15/2019	935,000	1,219,075
Mercer International, Inc.
9.500%, 12/01/2017 (S)	240,000	259,200
Metinvest BV
8.750%, 02/14/2018 (S)	970,000	989,400
Nalco Company
6.625%, 01/15/2019 (S)	395,000	408,331
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	115,000	132,825
Polymer Group, Inc.
7.750%, 02/01/2019 (S)	210,000	218,663
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,235,000	1,318,363
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	705,000	741,032
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	485,000	592,080
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	245,250
Solo Cup Company
10.500%, 11/01/2013	370,000	377,400
Solutia, Inc.
7.875%, 03/15/2020	560,000	616,000

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Sterling Chemicals, Inc.
10.250%, 04/01/2015		$655,000	$677,925
Teck Resources, Ltd.
10.750%, 05/15/2019		2,335,000	3,008,181
Temple-Inland, Inc.
6.875%, 01/15/2018		1,205,000	1,306,169
The Dow Chemical Company
5.700%, 05/15/2018		700,000	760,862
U.S. Corrugated, Inc.
10.000%, 06/12/2013		110,000	107,800
Vale Overseas, Ltd.
6.875%, 11/10/2039		695,000	749,588
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)		225,000	235,125
Westvaco Corp.
7.950%, 02/15/2031		1,025,000	1,074,534

			26,610,745
Telecommunication Services - 1.93%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		515,000	534,313
America Movil SAB de CV
5.000%, 03/30/2020		1,005,000	1,036,171
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,607
5.350%, 09/01/2040 (S)		257,000	235,647
5.600%, 05/15/2018		500,000	552,286
5.625%, 06/15/2016		12,000	13,445
6.300%, 01/15/2038		500,000	519,097
6.450%, 06/15/2034		580,000	610,125
Axtel SAB de CV
9.000%, 09/22/2019 (S)		400,000	385,000
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		900,000	976,500
BellSouth Corp.
6.000%, 11/15/2034		820,000	819,810
6.550%, 06/15/2034		420,000	440,546
British Telecommunications PLC
5.950%, 01/15/2018		10,000	11,098
Citizens Communications Company
9.000%, 08/15/2031		900,000	947,250
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,017,061
7.125%, 07/11/2011	EUR	1,000	1,406
8.750%, 06/15/2030		$227,000	297,699
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		1,230,000	1,279,200
Embarq Corp.
7.995%, 06/01/2036		1,270,000	1,443,134
Frontier Communications Corp.
8.250%, 05/01/2014		460,000	516,925
8.500%, 04/15/2020		1,005,000	1,115,550
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		935,000	998,113
NII Capital Corp.
8.875%, 12/15/2019		885,000	977,925
10.000%, 08/15/2016		560,000	634,200
SBA Telecommunications, Inc.
8.000%, 08/15/2016		305,000	332,450
SBA Tower Trust
5.101%, 04/15/2017 (S)		940,000	994,150
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)		9,000	9,328

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$900,000	$811,125
8.375%, 03/15/2012	207,000	219,679
8.750%, 03/15/2032	685,000	712,400
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)	340,000	380,800
Telecom Italia Capital SA
6.175%, 06/18/2014	695,000	739,727
7.200%, 07/18/2036	650,000	635,060
Verizon Communications, Inc.
6.100%, 04/15/2018	910,000	1,024,416
6.900%, 04/15/2038	450,000	510,403
Verizon of New York, Inc.
6.875%, 04/01/2012	15,000	15,911
West Corp.
11.000%, 10/15/2016	1,465,000	1,595,019

		23,360,576
Utilities - 3.15%
AES Gener SA
7.500%, 03/25/2014	218,000	238,370
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,215,000	1,250,824
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	228,838
American Water Capital Corp.
6.085%, 10/15/2017	600,000	675,782
Appalachian Power Company
5.800%, 10/01/2035	39,000	39,248
7.000%, 04/01/2038	425,000	494,141
Arizona Public Service Company
5.500%, 09/01/2035	222,000	214,726
BVPS II Funding Corp.
8.890%, 06/01/2017	242,000	270,234
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	10,000	11,556
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	202,000	199,803
6.000%, 05/15/2018	1,000,000	1,119,468
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,126,549
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	725,000	726,813
CMS Energy Corp.
6.250%, 02/01/2020	1,325,000	1,392,473
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,491,366
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	282,979
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	614,099
5.700%, 09/17/2012	207,000	221,364
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month
LIBOR + 2.300%)
09/30/2066	1,800,000	1,759,500
Enel Finance International SA
6.250%, 09/15/2017 (S)	565,000	616,650
Exelon Generation Company LLC
6.250%, 10/01/2039	575,000	574,887
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,306
7.375%, 11/15/2031	676,000	736,922

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	$910,000	$957,288
FPL Group Capital, Inc. (6.350% to
10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	636,188
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,425,000	1,385,813
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	2,220,000	2,357,773
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	744,563
KCP&L Greater Missouri Operations
Company
11.875%, 07/01/2012	720,000	807,170
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,085
Midwest Generation LLC, Series B
8.560%, 01/02/2016	861,166	891,307
National Grid PLC
6.300%, 08/01/2016	485,000	553,116
Nevada Power Company
6.650%, 04/01/2036	530,000	602,051
NRG Energy, Inc.
7.625%, 01/15/2018 (S)	815,000	848,619
8.250%, 09/01/2020 (S)	910,000	957,775
NV Energy, Inc.
6.250%, 11/15/2020	535,000	546,168
Pacific Gas & Electric Company
4.200%, 03/01/2011	246,000	246,000
8.250%, 10/15/2018	455,000	588,908
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,106,186
PNPP II Funding Corp.
9.120%, 05/30/2016	178,000	190,298
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,055,000	1,036,538
PSEG Power LLC
5.000%, 04/01/2014	214,000	229,658
8.625%, 04/15/2031	214,000	271,687
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,128,213
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	177,420	188,207
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	948,239
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,389
Teco Finance, Inc.
6.572%, 11/01/2017	822,000	932,527
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,110,000	624,375
TransAlta Corp.
6.650%, 05/15/2018	580,000	649,561
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	96,314
Veolia Environnement
6.000%, 06/01/2018	600,000	668,086

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric and Power Company
6.000%, 01/15/2036	$620,000	$668,659
Waterford 3 Funding Corp.
8.090%, 01/02/2017	1,311,249	1,321,713
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	650,000	649,188

		38,159,560

TOTAL CORPORATE BONDS (Cost $490,534,668)		$523,290,174

CAPITAL PREFERRED SECURITIES - 2.16%
Financials - 2.16%
Allfirst Preferred Capital Trust
1.803%, 07/15/2029 (P)	310,000	238,951
BAC Capital Trust XIII (0.937% to
03/15/2012, then 3 month
LIBOR + 0.400%)
(Q)	640,000	442,612
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month
LIBOR + 0.400%)
(Q)	1,275,000	949,875
BAC Capital Trust XV
1.111%, 06/01/2056 (P)	925,000	629,643
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,870,000	1,823,250
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	2,250,000	1,957,500
JPMorgan Chase Capital XX
6.550%, 09/29/2036	250,000	256,885
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month
LIBOR + 2.030%)
05/15/2047	915,000	714,730
MBNA Capital
1.104%, 02/01/2027 (P)	23,000	17,031
Mellon Capital IV (6.244% to
06/20/2012, then 3 month
LIBOR + 0.565%)
(Q)	400,000	368,000
Metlife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%)
9.250%, 04/08/2038 (S)	395,000	477,950
PNC Financial Services Group, Inc.
(8.250% to 05/21/2013 then 3 month
LIBOR + 4.220%)
(Q)	760,000	804,605
PNC Preferred Funding Trust I (6.113%
to 03/15/2012, then 3 month
LIBOR + 1.223%)
(Q)(S)	1,200,000	948,000
PNC Preferred Funding Trust III
(8.700% to 03/15/2013 then 3 month
LIBOR + 5.226%)
(Q)(S)	1,820,000	1,954,443

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%)
11/15/2037	1,435,000	$1,510,151
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,167,219
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month
LIBOR + 1.510%)
(Q)(S)	715,000	678,188
State Street Capital Trust III (8.250% to
03/15/2011, then 3 month
LIBOR + 4.990%)
(Q)	1,120,000	1,122,386
State Street Capital Trust IV
1.302%, 06/15/2037 (P)	2,120,000	1,719,714
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/15/2036	414,000	395,908
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%)
(Q)	102,000	79,560
The Goldman Sachs Capital I
6.345%, 02/15/2034	2,000,000	1,958,540
The Goldman Sachs Capital II (5.793%
to 06/01/2012, then 3 month
LIBOR + 0.768%)
(Q)	2,760,000	2,373,600
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	2,025,000	1,653,008
Wachovia Capital Trust III (5.800% to
03/15/2011, then greater of 3 month
LIBOR + 0.93% or 5.570% quarterly)
(Q)	1,000,000	910,000
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month
US LIBOR + 3.890%)
(Q)	1,000,000	1,027,500

		26,179,249

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $25,940,127)		$26,179,249

CONVERTIBLE BONDS - 0.11%
Industrials - 0.03%
US Airways Group, Inc.
7.250%, 05/15/2014	$190,000	$399,713
Consumer Discretionary - 0.08%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	710,000	962,050

TOTAL CONVERTIBLE BONDS (Cost $955,422)		$1,361,763

TERM LOANS (M) - 0.14%
Consumer Discretionary - 0.14%
CCM Merger, Inc.
- 02/11/2017 (T)	435,000	440,302
Sugerhouse HSP Gaming
11.250%, 09/23/2014	500,000	507,917

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Vertis, Inc.
11.750%, 12/31/2015	$775,000	$775,000

		1,723,219

TOTAL TERM LOANS (Cost $1,700,505)		$1,723,219

MUNICIPAL BONDS - 0.20%
California - 0.05%
State of California
7.600%, 11/01/2040	510,000	554,069
District of Columbia - 0.10%
George Washington University
5.095%, 09/15/2032 (P)	1,155,000	1,213,073
New Jersey - 0.05%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	605,394

TOTAL MUNICIPAL BONDS (Cost $2,262,539)		$2,372,536

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.32%
Commercial & Residential - 18.75%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.452%, 12/25/2046 (P)	425,189	238,483
Series 2006-6, Class XP IO,
2.373%, 12/25/2046	6,266,467	408,080
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A
2.262%, 02/25/2045 (P)	395,828	368,129
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037	1,540,000	1,633,900
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,345,000	1,424,476
Americold LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	1,550,000	1,729,004
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.064%, 10/10/2045 (S)	72,370,543	285,581
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,691,510	1,746,552
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,397
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,684,044
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,355,000	1,422,854
Series 2006-2, Class AM,
5.775%, 05/10/2045 (P)	1,390,000	1,490,410
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	3,040,000	3,322,545
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.446%, 10/15/2019 (P)(S)	1,000,000	944,473
Series 2005-MIB1, Class B,
0.526%, 03/15/2022 (P)(S)	895,000	843,719
Series 2005-MIB1, Class E,
0.666%, 03/15/2022 (P)(S)	490,000	455,399
Bear Stearns Alt-A Trust, Series 2005-3,
Class B2
2.613%, 04/25/2035 (P)	175,956	10,312

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A
5.500%, 09/25/2033	$6,213	$6,313
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.198%, 06/11/2041 (S)	62,197,782	946,905
Series 2004-T16, Class X1 IO,
0.277%, 02/13/2046 (S)	490,130	7,708
Series 2004-PWR6, Class X1 IO,
0.318%, 11/11/2041 (S)	54,466,908	776,834
Series 2004-PWR5, Class X1 IO,
0.397%, 07/11/2042 (S)	401,499	6,477
Series 2006-T24, Class AY IO,
0.426%, 10/12/2041 (S)	21,955,456	253,258
Series 2006-BBA7, Class G,
0.706%, 03/15/2019 (P)(S)	1,700,000	1,421,000
Series 2004-PWR5, Class X2 IO,
0.803%, 07/11/2042	141,486,806	1,916,128
Series 2005-PWR8, Class E,
4.997%, 06/11/2041 (P)(S)	665,000	463,744
Series 2005-T20, Class AJ,
5.149%, 10/12/2042 (P)	2,800,000	2,893,875
Series 2005-T18, Series G,
5.298%, 02/13/2042 (P)(S)	1,000,000	467,886
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	398,380
Series 2002-TOP6, Class G,
6.000%, 10/15/2036 (P)(S)	1,257,500	1,027,199
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.472%, 12/25/2036 (P)	1,527,805	980,081
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.727%, 03/15/2049 (P)	1,395,000	1,532,890
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class C,
5.222%, 07/15/2044 (P)	245,000	221,563
Series 2006-CD2, Class AM,
5.391%, 01/15/2046 (P)	1,000,000	1,048,098
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	440,250
Series 2007-C9, Class A4,
5.815%, 12/10/2049 (P)	3,325,000	3,632,527
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A
2.741%, 07/20/2034 (P)	890,908	920,227
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.139%, 02/15/2038 (S)	80,383,142	750,457
Series 2004-C4, Class A4,
4.283%, 10/15/2039	118,598	119,044
Series 2005-C1, Class A3,
4.813%, 02/15/2038	611,329	627,609
Series 2005-C5, Class AJ,
5.100%, 08/15/2038 (P)	2,000,000	2,049,345
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	2,000,000	2,017,274

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston Mortgage
Securities Corp. (continued)
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	$174,308	$175,757
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	142,586	147,703
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	429,935	432,416
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.426%, 04/15/2021 (P)(S)	1,231,984	1,219,499
Series 2006-TFLA, Class B,
0.496%, 04/15/2021 (P)(S)	870,000	857,992
Series 2006-C1, Class A3,
5.541%, 02/15/2039 (P)	3,201,000	3,384,999
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	3,000,000	3,054,975
Series 2011-LC1A, Class C,
5.557%, 11/10/2046 (P)(S)	2,000,000	2,063,839
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	2,500,000	2,557,349
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.325%, 08/25/2034 (P)	1,357,928	1,204,291
Series 2004-AA5, Class B1,
2.382%, 12/25/2034 (P)	125,330	12,012
FREMF Mortgage Trust
Series 2011-K701, Class B,
4.437%, 11/25/2017 (P)(S)	2,000,000	1,915,922
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,000,000	943,264
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.248%, 06/10/2048 (S)	1,346,968	16,568
Series 2005-C1, Class XP IO,
0.468%, 06/10/2048	33,008,611	189,806
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,180,633
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	5,500,000	5,661,698
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	42,100
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	171,749
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	22,662
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	210,000	216,486
GMAC Mortgage Corp Loan Trust,
Series 2004-AR2, Class 3A
3.410%, 08/19/2034 (P)	2,081,229	1,975,965
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class XC IO,
0.381%, 08/10/2042 (S)	52,461,589	633,757
Series 2002-C1, Class A2,
4.112%, 01/11/2017	80,426	81,288
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	2,485,000	2,654,747

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial
Funding Corp. (continued)
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	$730,000	$537,739
Series 2006-GG7, Class AM,
5.883%, 07/10/2038 (P)	1,360,000	1,434,908
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.288%, 07/10/2039 (S)	1,838,541	31,498
Series 2010-C2, Class XA IO,
0.699%, 12/10/2043 (S)	62,522,780	2,031,990
Series 2010, Class C2,
5.231%, 12/10/2043 (P)(S)	2,580,000	2,604,265
Series 2004-GG2, Class E,
5.575%, 08/10/2038 (P)	800,000	735,744
Series 2007-GG10, Class A4,
5.804%, 08/10/2045 (P)	5,060,000	5,405,245
Series 2010-C1, Class D,
6.006%, 08/10/2043 (P)(S)	2,000,000	2,071,271
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.763%, 09/25/2035 (P)	2,409,691	2,206,559
Series 2004-14, Class 3A2,
3.145%, 12/25/2034 (P)	281,987	214,275
Series 2004-9, Class B1,
3.575%, 08/25/2034 (P)	277,619	121,289
Series 2006-AR1, Class 3A1,
5.141%, 01/25/2036 (P)	547,868	492,211
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	7,817,496	49,250
Series 2007-3, Class ES IO,
0.349%, 05/19/2047	9,415,572	61,672
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,286,885	61,062
Series 2005-11, Class X IO,
2.188%, 08/19/2045	3,072,914	141,101
Series 2005-8, Class 1X IO,
2.266%, 09/19/2035	3,847,984	204,289
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.917%, 10/25/2036	10,852,737	488,373
Series 2005-AR18, Class 1X IO,
2.217%, 10/25/2036	8,681,676	390,675
Series 2005-AR5, Class B1,
2.749%, 05/25/2035 (P)	285,449	6,037
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	176,515	21,204
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,043,764	2,092,592
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,928,851
Series 2005-LDP3, Class AJ,
4.967%, 08/15/2042 (P)	2,000,000	2,060,930
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,120,000	2,216,141
Series 2005-IDP4, Class AJ,
5.040%, 10/15/2042 (P)	1,000,000	1,013,354
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	215,000	197,959
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,206,087

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP5, Class A4,
5.229%, 12/15/2044 (P)	$2,025,000	$2,182,268
Series 2005-LDP5, Class A3,
5.258%, 12/15/2044	5,100,000	5,357,121
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	685,266
Series 2005-LDP5, Class AJ,
5.350%, 12/15/2044 (P)	1,225,000	1,275,236
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	438,740
Series 2005-LDP5, Class G,
5.384%, 12/15/2044 (P)(S)	600,000	383,316
Series 2006-LDP8, Class A4,
5.399%, 05/15/2045	2,440,000	2,624,437
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	5,870,000	6,176,960
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,275,000	2,417,600
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	882,272
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	5,030,900
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	3,000,000	2,925,715
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	1,650,000	1,777,183
Series 2006-LDP7, Class AM,
5.875%, 04/15/2045	2,630,000	2,799,917
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
5.710%, 01/25/2037 (P)	384,952	33,593
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class AM
5.950%, 07/15/2044 (P)	2,000,000	2,038,423
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.408%, 02/15/2040 (S)	580,691	11,453
Series 2004-C1, Class XCL IO,
0.883%, 01/15/2036 (S)	22,663,430	528,525
Series 2005-C1, Class A2,
4.310%, 02/15/2030	102,780	102,892
Series 2005-C5, Class A2,
4.885%, 09/15/2030	50,848	51,552
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	1,036,600
Series 2005-C2, Class E,
5.345%, 04/15/2040 (P)	740,000	639,375
Series 2006-C6, Class AM,
5.413%, 09/15/2039	4,070,000	4,260,899
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,430,000	2,593,294
Series 2006-C4, Class A4,
5.883%, 06/15/2038 (P)	1,713,000	1,887,160
Series 2002-C1, Class A4,
6.462%, 03/15/2031	28,854	29,895
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.826%, 04/21/2034 (P)	755,810	738,810
Series 2004-8, Class 5A1,
2.842%, 08/25/2034 (P)	509,330	493,541

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.396%, 06/15/2022 (P)(S)	$1,670,000	$1,545,086
Series 2006-1, Class D,
0.466%, 06/15/2022 (P)(S)	1,750,000	1,490,300
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.091%, 07/12/2038 (S)	195,426,278	980,063
Series 2006-C2, Class X IO,
0.363%, 08/12/2043 (S)	20,246,130	321,596
Series 2008-C1, Class X IO,
0.553%, 02/12/2051 (S)	32,886,097	707,666
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,609
Series 2005-LC1, Class AJ,
5.331%, 01/12/2044 (P)	4,800,000	4,861,308
Series 2006-C1, Class AM,
5.659%, 05/12/2039 (P)	1,000,000	1,072,902
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	1,156,585
Series 2007-C1, ClassAM,
5.827%, 06/12/2050 (P)	2,000,000	2,055,065
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,070,000	2,176,812
Series 2006-1, Class AJ,
5.530%, 02/12/2039 (P)	505,000	517,841
Series 2006-2, Class A4,
5.904%, 06/12/2046 (P)	2,865,000	3,162,451
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,
5.481%, 09/25/2037 (P)	228,151	130,799
Series 2007-3, Class M2,
5.481%, 09/25/2037 (P)	133,744	66,544
Series 2007-3, Class M3,
5.481%, 09/25/2037 (P)	55,072	24,634
Series 2006-3, Class 2A1,
5.967%, 10/25/2036 (P)	2,522,575	2,358,290
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.220%, 12/13/2041 (S)	1,332,961	17,116
Series 2005-IQ9, Class X1 IO,
0.312%, 07/15/2056 (S)	596,120	17,594
Series 2007-SRR3, Class A,
0.562%, 12/20/2049 (P)(S)	1,000,000	29,600
Series 2007-SRR3, Class B,
0.662%, 12/20/2049 (P)(S)	1,000,000	22,500
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	2,940,000	3,016,596
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,472,194	1,490,500
Series 2005-HQ7, Class A2,
5.202%, 11/14/2042 (P)	365,821	378,809
Series 2005-HQ7, Class AJ,
5.202%, 11/14/2042 (P)	1,500,000	1,547,600
Series 2011-C1, Class B,
5.256%, 09/15/2047 (P)(S)	2,500,000	2,611,345
Series 2011-C1, Class C,
5.256%, 09/15/2047 (P)(S)	1,500,000	1,525,931
Series 2011-C1, Class D,
5.256%, 09/15/2047 (P)(S)	1,500,000	1,487,833
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,375,000	2,479,065

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2008-HQ8, Class AM,
5.436%, 03/12/2044 (P)	$2,080,000	$2,214,703
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	275,000	299,586
Series 2006-IQ11, Class AJ,
5.735%, 10/15/2042 (P)	5,300,000	5,506,087
Series 2006-IQ11, Class AM,
5.735%, 10/15/2042 (P)	1,300,000	1,387,058
Series 2006-T23, Class A4,
5.806%, 08/12/2041 (P)	630,000	696,487
Morgan Stanley Capital IMSC,
Series 2006-IQ11, Class B
5.735%, 10/15/2042 (P)	1,230,000	1,193,578
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.764%, 05/25/2035 (P)	297,955	69,131
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.394%, 12/25/2045	8,996,795	459,573
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	9,608	9,515
Salomon Brothers Mortgage
Securities VII,
Series 2001-C1, Class A3,
6.428%, 12/18/2035	2,382	2,381
Sequoia Mortgage Trust,
Series 2005-3, Class A1,
0.462%, 05/20/2035 (P)	4,426	3,959
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.843%, 03/25/2033 (P)	421,629	298,979
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.819%, 03/25/2044 (P)	2,155,211	2,019,077
Timberstar Trust,
Series 2006-1A, Class A,
5.668%, 10/15/2036 (S)	900,000	965,093
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.119%, 03/15/2042 (S)	70,480,268	533,966
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	37,815
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,656,106
Series 2006-C29, Class AM,
5.339%, 11/15/2048	1,000,000	1,021,659
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	2,000,000	1,920,190
WaMu Commercial
Mortgage Securities Trust
Series 2006-SL1, Class A,
5.303%, 11/23/2043 (P)(S)	684,696	684,068
Series 2007-SL3, Class A,
5.939%, 03/23/2045 (P)(S)	474,624	477,254
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.862%, 04/25/2045 (P)	916,523	153,277
Series 2005-AR13, Class B1,
0.862%, 10/25/2045 (P)	807,466	142,098
Series 2005-AR19, Class B1,
0.962%, 12/25/2045 (P)	486,451	63,134

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2006-AR4, Class 1A1B,
1.232%, 05/25/2046 (P)	$436,982	$268,179
Series 2004-AR13, Class X IO,
1.505%, 11/25/2034	30,198,253	1,476,900
Series 2005-AR13, Class X IO,
1.561%, 10/25/2045	96,743,714	4,813,967
Series 2005-AR1, Class X IO,
1.582%, 01/25/2045	17,417,322	780,333
Series 2005-AR8, Class X IO,
1.710%, 07/25/2045	54,299,558	2,784,623
Series 2005-AR12, Class 1A2,
2.722%, 10/25/2035 (P)	489,748	479,398
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	13,770	13,757
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.088%, 04/25/2035	2,141,358	2,054,851
Series 2006-AR15, Class A3,
5.416%, 10/25/2036 (P)	470,155	147,211
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,850,000	1,886,974

		227,039,428
U.S. Government Agency - 0.57%
Federal Home Loan Mortgage Corp.
Series K010, Class X1 IO,
0.419%, 10/25/2020	41,000,000	1,049,830
Series 3630, Class BI IO,
4.000%, 05/15/2027	641,336	71,802
Series 3623, Class LI IO,
4.500%, 01/15/2025	970,155	107,753
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,650,132	482,098
Series 2005-3019, Class MD,
4.750%, 01/15/2031	164,485	167,278
Series 3581, Class IO,
6.000%, 10/15/2039	963,627	183,371
Series T-41, Class 3A,
7.283%, 07/25/2032 (P)	2,757	3,156
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	365,981	373,431
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,837,099	204,117
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,937,719	224,934
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,770,603	589,405
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,589,690	353,793
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,463,635	249,284
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,109,915	481,027
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,423,335	290,770
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,659,186	595,225

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	$1,477,205	$158,340
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,561,974	407,823
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,433,237	509,057
Series 2001-50, Class BA,
7.000%, 10/25/2041	852	938
Series 2002-W3, Class A5,
7.500%, 11/25/2041	28,232	32,418
Government National Mortgage
Association, Series 2010-78, Class AI
IO
4.500%, 04/20/2039	2,673,897	359,113

		6,894,963

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $218,643,034)		$233,934,391

ASSET BACKED SECURITIES - 2.36%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.622%, 09/25/2034 (P)	607,263	541,309
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	345	349
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.712%, 05/24/2017 (P)(S)	525,826	499,534
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	551,442
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.903%, 01/26/2042 (P)(S)	370,000	92,500
Series 2006-1A, Class F,
1.353%, 01/26/2042 (P)(S)	615,000	44,963
Argent Securities, Inc., Series 2004-W1,
Class M3
1.712%, 03/25/2034 (P)	7,816	2,940
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.682%, 03/25/2035 (P)	800,108	703,316
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.612%, 02/28/2041 (P)	487,890	420,092
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.502%, 07/25/2036 (P)(S)	1,476,014	1,278,770
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.322%, 10/25/2036 (P)	175,142	142,673
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.642%, 02/25/2052 (P)(S)	1,000,000	140,600
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.442%, 06/25/2036 (P)	2,604,313	2,282,159
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	3,197	2,291

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Credit-Based Asset Servicing and
Securitization (continued)
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	$460,000	$294,813
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-CB2,
Class M1
0.702%, 04/25/2036 (P)	1,910,484	1,772,396
Crest, Ltd.
Series 2002-IGA, Class A,
0.754%, 07/28/2017 (P)(S)	378,466	375,404
Series 2003-1A, Class B1,
1.261%, 05/28/2038 (P)(S)	600,000	471,438
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.592%, 05/25/2045 (P)(S)	262,646	188,229
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.003%, 12/05/2046 (H)(I)(P)(S)	975,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,265,000	2,332,950
Series 2007-1, Class M1,
7.629%, 04/25/2037	3,085,000	3,181,406
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	860,000	943,884
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.712%, 11/25/2051 (P)(S)	1,230,000	135,300
JER CDO, Series 2006-2A, Class AFL
0.592%, 03/25/2045 (P)(S)	637,087	117,861
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	1,279,545	1,245,616
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.812%, 05/28/2043 (H)(I)(P)(S)	700,000	0
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-HE2, Class A2C
0.632%, 09/25/2036 (P)	1,415,000	1,284,836
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.612%, 07/27/2040 (P)(S)	694,190	618,232
Series 2006-7A, Class B,
0.642%, 06/22/2051 (P)(S)	900,000	36,000
Series 2006-8A, Class E,
1.011%, 02/01/2041 (P)(S)	475,000	118,750
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.712%, 03/25/2035 (P)	840,000	659,932
Newcastle CDO, Ltd., Series 2005-7A,
Class 2FL
0.762%, 12/24/2050 (P)(S)	570,000	1,425
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.342%, 03/25/2035 (P)	1,650,000	1,525,575
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.782%, 01/25/2036 (P)	1,890,000	1,752,357
Series 2004-WHQ2, Class M2,
0.892%, 02/25/2035 (P)	1,325,000	1,210,450
Prima Capital, Ltd., Series 2006-CR1A,
Class A1
7.000%, 12/25/2048	570,576	539,685

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.062%, 06/25/2045 (P)(S)	$685,000	$245,648
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	430,632	429,553
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,616,642
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.672%, 05/25/2035 (P)	845,000	792,114
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	33,232	33,566

TOTAL ASSET BACKED SECURITIES (Cost $35,347,705)		$28,627,000

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Greektown Superholdings, Inc. (I)	166	16,404
Financials - 0.00%
BTA Bank JSC (I)(S)	17	344

TOTAL COMMON STOCKS (Cost $18,799)		$16,748

PREFERRED SECURITIES - 0.29%
Consumer Discretionary - 0.03%
Greektown
Superholdings, Inc., Series A (I)	3,249	$321,066
Consumer Staples - 0.03%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	404,922
Energy - 0.04%
Apache Corp., Series D, 6.000% (L)	7,312	498,093
Financials - 0.17%
Bank of America Corp.,
Series MER, 8.625%	70,775	1,847,228
Citigroup Capital XIII (7.875% to
10-30-2015, then
3 month LIBOR + 6.370%)	8,200	221,810

		2,069,038
Telecommunication Services - 0.02%
Telephone & Data Systems, Inc.,
Series A, 7.600%	9,040	229,074

TOTAL PREFERRED SECURITIES (Cost $3,332,895)		$3,522,193

SECURITIES LENDING COLLATERAL - 0.54%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	656,937	6,574,232

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,574,193)		$6,574,232

SHORT-TERM INVESTMENTS - 5.27%
Short-Term Securities* - 5.27%
Federal Home Loan Bank Discount
Notes, 0.0702%, 03/01/2011	$26,600,000	$26,600,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
State Street Institutional
U.S. Government Money Market
Fund, 0.0647%	$37,166,630	$37,166,630

		63,766,630

TOTAL SHORT-TERM INVESTMENTS (Cost $63,766,630)		$63,766,630

Total Investments (Active Bond Fund)
(Cost $1,165,134,980) - 99.95%		$1,210,515,237
Other assets and liabilities, net - 0.05%		587,332

TOTAL NET ASSETS - 100.00%		$1,211,102,569

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.40%
Consumer Discretionary - 11.12%
Auto Components - 1.03%
Autoliv, Inc. (L)	74,300	$5,564,327
Dana Holding Corp. (I)	19,000	358,720
Standard Motor Products, Inc.	11,900	138,397
TRW Automotive Holdings Corp. (I)	13,900	789,520

		6,850,964
Distributors - 0.07%
Core-Mark Holding Company, Inc. (I)(L)	13,300	451,535
Diversified Consumer Services - 0.62%
Apollo Group, Inc., Class A (I)	49,900	2,258,474
Career Education Corp. (I)	4,300	103,673
Corinthian Colleges, Inc. (I)(L)	150,300	787,572
DeVry, Inc.	6,100	330,925
ITT Educational Services, Inc. (I)(L)	8,500	644,725

		4,125,369
Hotels, Restaurants & Leisure - 2.11%
Brinker International, Inc.	47,200	1,115,808
Domino’s Pizza, Inc. (I)	20,500	345,835
International Speedway Corp., Class A (L)	19,500	540,540
Marcus Corp.	8,800	114,576
Marriott International, Inc., Class A	11,000	431,310
McDonald’s Corp.	39,100	2,959,088
Ruby Tuesday, Inc. (I)	10,300	137,608
Starwood Hotels &
Resorts Worldwide, Inc. (L)	57,000	3,482,700
Wynn Resorts, Ltd.	39,400	4,843,442

		13,970,907
Household Durables - 0.15%
Blyth, Inc.	11,900	409,003
Tupperware Brands Corp.	10,300	552,595

		961,598
Internet & Catalog Retail - 0.10%
Liberty Media Corp. - Interactive, Series A (I)	41,500	666,490
Leisure Equipment & Products - 0.11%
Jakks Pacific, Inc. (I)(L)	40,000	745,600
Media - 3.64%
Comcast Corp., Class A	185,200	4,770,752
Dex One Corp. (I)	20,500	108,035
Madison Square Garden, Inc., Class A (I)	8,100	231,336
The Walt Disney Company	188,400	8,240,616

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	180,900	$6,910,380
Viacom, Inc., Class B	86,400	3,858,624

		24,119,743
Multiline Retail - 0.63%
Dillard’s, Inc., Class A (L)	89,900	3,806,366
Tuesday Morning Corp. (I)	80,600	376,402

		4,182,768
Specialty Retail - 2.19%
American Eagle Outfitters, Inc.	85,400	1,310,890
Brown Shoe Company, Inc. (L)	7,400	114,700
DSW, Inc., Class A (I)(L)	4,500	182,745
Hot Topic, Inc.	124,000	663,400
Pep Boys - Manny, Moe & Jack	9,500	119,035
Shoe Carnival, Inc. (I)	11,600	300,904
Stage Stores, Inc.	29,800	519,712
The Gap, Inc. (L)	245,900	5,540,127
TJX Companies, Inc.	93,100	4,642,897
Williams-Sonoma, Inc.	30,500	1,100,745

		14,495,155
Textiles, Apparel & Luxury Goods - 0.47%
Perry Ellis International, Inc. (I)(L)	8,800	255,552
The Timberland Company, Class A (I)	15,500	572,570
VF Corp. (L)	23,800	2,276,946

		3,105,068

		73,675,197
Consumer Staples - 5.99%
Beverages - 1.17%
Molson Coors Brewing Company	71,800	3,283,414
The Coca-Cola Company	70,000	4,474,400

		7,757,814
Food & Staples Retailing - 0.91%
Casey’s General Stores, Inc.	12,000	492,840
Costco Wholesale Corp.	18,900	1,413,531
Walgreen Company	95,300	4,130,302

		6,036,673
Food Products - 1.32%
Chiquita Brands International, Inc. (I)(L)	14,900	256,131
Fresh Del Monte Produce, Inc.	4,500	128,610
Smart Balance, Inc. (I)	66,900	290,346
The Hershey Company	18,100	946,992
The J.M. Smucker Company	16,400	1,128,976
Tyson Foods, Inc., Class A	320,400	5,969,052

		8,720,107
Household Products - 0.58%
Central Garden & Pet Company, Class A (I)	23,600	217,356
Colgate-Palmolive Company	46,500	3,651,180

		3,868,536
Personal Products - 0.47%
Elizabeth Arden, Inc. (I)	8,400	244,356
The Estee Lauder Companies, Inc., Class A	30,100	2,841,741

		3,086,097
Tobacco - 1.54%
Lorillard, Inc.	67,500	5,181,975
Philip Morris International, Inc.	76,500	4,802,670
Universal Corp. (L)	5,600	234,192

		10,218,837

		39,688,064

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 12.60%
Energy Equipment & Services - 2.38%
Complete Production Services, Inc. (I)(L)	38,000	$1,094,780
Helmerich & Payne, Inc. (L)	58,400	3,795,416
Nabors Industries, Ltd. (I)	23,200	660,504
National Oilwell Varco, Inc.	50,700	4,034,199
Oceaneering International, Inc. (I)	14,900	1,246,087
Oil States International, Inc. (I)	25,424	1,850,613
Patterson-UTI Energy, Inc.	70,800	1,935,672
SEACOR Holdings, Inc.	12,000	1,137,240

		15,754,511
Oil, Gas & Consumable Fuels - 10.22%
Chevron Corp.	169,400	17,575,250
ConocoPhillips	127,500	9,928,425
Contango Oil & Gas Company (I)	2,100	128,688
Devon Energy Corp.	41,300	3,776,472
Exxon Mobil Corp.	293,300	25,085,949
GMX Resources, Inc. (I)(L)	46,400	240,816
Noble Energy, Inc.	49,400	4,577,404
Valero Energy Corp.	110,800	3,122,344
W&T Offshore, Inc.	27,600	704,628
Whiting Petroleum Corp. (I)	39,000	2,548,260

		67,688,236

		83,442,747
Financials - 17.16%
Capital Markets - 2.27%
American Capital, Ltd. (I)(L)	152,634	1,425,602
BlackRock, Inc.	35,800	7,302,842
Franklin Resources, Inc.	23,900	3,002,318
Invesco, Ltd.	85,300	2,289,452
Legg Mason, Inc.	28,800	1,044,000

		15,064,214
Commercial Banks - 3.30%
Cathay General Bancorp (L)	15,100	267,572
Fifth Third Bancorp	263,600	3,848,560
Huntington Bancshares, Inc.	104,100	712,044
International Bancshares Corp.	4,300	82,087
KeyCorp	399,200	3,648,688
M&T Bank Corp. (L)	20,600	1,813,830
MB Financial, Inc.	7,000	143,990
Pinnacle Financial Partners, Inc. (I)	6,900	110,055
Prosperity Bancshares, Inc. (L)	6,600	269,412
Signature Bank (I)(L)	5,700	295,773
SunTrust Banks, Inc.	274,500	8,281,665
Susquehanna Bancshares, Inc. (L)	29,300	280,108
Texas Capital Bancshares, Inc. (I)(L)	11,200	282,688
Webster Financial Corp.	16,300	377,834
Wells Fargo & Company	37,800	1,219,428
Wintrust Financial Corp.	6,700	224,986

		21,858,720
Consumer Finance - 1.07%
Capital One Financial Corp.	142,200	7,077,294
Diversified Financial Services - 3.22%
JPMorgan Chase & Company	349,286	16,308,163
PHH Corp. (I)(L)	97,400	2,403,832
The NASDAQ OMX Group, Inc. (I)(L)	91,900	2,629,259

		21,341,254
Insurance - 3.59%
Aflac, Inc.	10,900	641,574
Allied World Assurance
Company Holdings, Ltd.	48,023	2,963,499

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American National Insurance Company	2,300	$186,921
Aspen Insurance Holdings, Ltd.	13,300	393,015
Axis Capital Holdings, Ltd.	9,800	355,936
Chubb Corp. (L)	62,900	3,816,772
Endurance Specialty Holdings, Ltd. (L)	4,200	208,278
Everest Re Group, Ltd.	5,100	452,115
Fidelity National Financial, Inc., Class A	39,500	547,075
Hartford Financial Services Group, Inc.	16,100	476,560
Lincoln National Corp. (L)	71,900	2,280,668
Markel Corp. (I)	500	207,825
Reinsurance Group of America, Inc.	13,200	797,148
Stewart Information Services Corp.	14,800	165,020
The Travelers Companies, Inc.	159,700	9,570,821
Validus Holdings, Ltd.	18,300	566,385
Wesco Financial Corp.	402	157,246

		23,786,858
Real Estate Investment Trusts - 3.43%
Agree Realty Corp. (L)	2,900	74,037
Ashford Hospitality Trust, Inc. (I)(L)	128,100	1,320,711
Capstead Mortage Corp.	10,300	135,342
CommonWealth	19,300	554,103
Getty Realty Corp. (L)	2,700	79,434
HCP, Inc. (L)	233,700	8,880,600
Hospitality Properties Trust (L)	89,300	2,053,900
Lexington Realty Trust	52,600	498,122
Nationwide Health Properties, Inc.	20,100	859,074
Parkway Properties, Inc.	7,400	119,954
Piedmont Office
Realty Trust, Inc., Class A (L)	53,800	1,076,000
Public Storage	16,600	1,863,350
Rayonier, Inc.	84,400	5,176,252

		22,690,879
Thrifts & Mortgage Finance - 0.28%
Federal Agricultural
Mortgage Corp., Class C (L)	18,200	362,726
People’s United Financial, Inc. (L)	111,300	1,466,934

		1,829,660

		113,648,879
Health Care - 10.76%
Biotechnology - 2.51%
Biogen Idec, Inc. (I)(L)	120,000	8,208,000
Celgene Corp. (I)	45,200	2,400,120
Cephalon, Inc. (I)(L)	107,000	6,025,170

		16,633,290
Health Care Equipment & Supplies - 0.78%
C.R. Bard, Inc. (L)	14,100	1,378,416
Stryker Corp. (L)	59,300	3,751,318

		5,129,734
Health Care Providers & Services - 4.56%
Aetna, Inc.	13,800	515,568
AMERIGROUP Corp. (I)(L)	33,100	1,898,285
AmerisourceBergen Corp.	51,700	1,959,947
Cardinal Health, Inc.	134,500	5,600,580
Coventry Health Care, Inc. (I)	174,127	5,258,635
Health Net, Inc. (I)(L)	21,700	638,414
Kindred Healthcare, Inc. (I)(L)	63,800	1,589,896
Magellan Health Services, Inc. (I)	7,500	359,850
McKesson Corp.	12,000	951,360
PharMerica Corp. (I)	6,000	70,500
Quest Diagnostics, Inc.	12,400	703,700
UnitedHealth Group, Inc.	241,900	10,300,102

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal American Financial Corp.	16,900	$347,802

		30,194,639
Life Sciences Tools & Services - 0.58%
Affymetrix, Inc. (I)	14,900	73,159
Agilent Technologies, Inc. (I)	11,100	467,088
Thermo Fisher Scientific, Inc. (I)	59,100	3,298,962

		3,839,209
Pharmaceuticals - 2.33%
Eli Lilly & Company	28,900	998,784
Endo Pharmaceuticals Holdings, Inc. (I)(L)	31,100	1,104,672
Forest Laboratories, Inc. (I)	198,400	6,428,160
Medicis Pharmaceutical Corp., Class A	33,900	1,087,851
Merck & Company, Inc.	10,000	325,700
Par Pharmaceutical Companies, Inc. (I)	69,200	2,136,896
Viropharma, Inc. (I)(L)	188,400	3,378,012

		15,460,075

		71,256,947
Industrials - 12.57%
Aerospace & Defense - 3.96%
Ceradyne, Inc. (I)(L)	27,300	1,043,679
Ducommun, Inc.	9,000	201,330
General Dynamics Corp.	112,800	8,586,336
Honeywell International, Inc.	174,100	10,082,131
Northrop Grumman Corp.	94,709	6,315,196

		26,228,672
Air Freight & Logistics - 1.05%
United Parcel Service, Inc., Class B (L)	94,100	6,944,580
Airlines - 0.25%
Alaska Air Group, Inc. (I)	6,500	386,425
Republic Airways Holdings, Inc. (I)(L)	19,300	122,362
Skywest, Inc. (L)	69,200	1,141,800

		1,650,587
Building Products - 0.02%
Gibraltar Industries, Inc. (I)	13,100	141,873
Commercial Services & Supplies - 0.09%
Consolidated Graphics, Inc. (I)	5,200	283,608
M&F Worldwide Corp. (I)(L)	13,800	342,378

		625,986
Construction & Engineering - 0.39%
Dycom Industries, Inc. (I)(L)	17,400	300,324
EMCOR Group, Inc. (I)	23,700	755,082
Great Lakes Dredge & Dock Corp.	21,000	165,270
Layne Christensen Company (I)	17,700	590,649
MasTec, Inc. (I)	7,800	145,236
Northwest Pipe Company (I)(L)	10,300	244,522
Tutor Perini Corp.	14,700	350,154

		2,551,237
Electrical Equipment - 0.01%
EnerSys (I)	2,000	71,000
Industrial Conglomerates - 1.13%
3M Company	11,600	1,069,868
Carlisle Companies, Inc.	29,600	1,273,096
General Electric Company	241,900	5,060,548
Seaboard Corp.	38	88,168

		7,491,680
Machinery - 3.47%
Alamo Group, Inc.	5,500	160,270
Caterpillar, Inc. (L)	107,400	11,054,682

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Danaher Corp.	37,300	$1,887,380
Dover Corp.	51,700	3,321,725
Eaton Corp.	28,500	3,157,230
NACCO Industries, Inc., Class A	1,500	186,825
Parker Hannifin Corp.	31,400	2,800,252
Watts Water Technologies, Inc., Class A (L)	9,800	383,278

		22,951,642
Road & Rail - 1.56%
CSX Corp.	57,800	4,315,348
Norfolk Southern Corp.	32,600	2,137,908
Union Pacific Corp.	40,700	3,883,187

		10,336,443
Trading Companies & Distributors - 0.64%
Aircastle, Ltd.	112,900	1,363,832
WW Grainger, Inc. (L)	21,600	2,877,336

		4,241,168

		83,234,868
Information Technology - 19.96%
Communications Equipment - 0.56%
Comtech Telecommunications Corp. (L)	43,700	1,182,085
EchoStar Corp., Class A (I)	34,300	1,190,210
Emulex Corp. (I)	32,100	353,100
F5 Networks, Inc. (I)(L)	4,200	495,642
Harris Corp.	9,800	457,268

		3,678,305
Computers & Peripherals - 3.73%
Apple, Inc. (I)	21,839	7,713,753
EMC Corp. (I)	398,800	10,851,348
Imation Corp. (I)	13,000	149,240
Lexmark International, Inc., Class A (I)(L)	73,700	2,765,961
QLogic Corp. (I)(L)	99,700	1,800,582
Western Digital Corp. (I)	46,900	1,434,202

		24,715,086
Electronic Equipment, Instruments & Components - 3.51%
Anixter International, Inc. (L)	5,700	408,234
Arrow Electronics, Inc. (I)	37,856	1,483,955
AVX Corp.	33,200	529,540
Brightpoint, Inc. (I)	7,800	98,280
Corning, Inc.	337,500	7,782,750
Ingram Micro, Inc., Class A (I)	113,331	2,258,687
Molex, Inc. (L)	24,000	670,320
Multi-Fineline Electronix, Inc. (I)	19,900	569,538
Sanmina-SCI Corp. (I)	14,400	224,928
Tech Data Corp. (I)	126,394	6,266,615
Vishay Intertechnology, Inc. (I)(L)	168,300	2,936,835

		23,229,682
Internet Software & Services - 1.93%
AOL, Inc. (I)	134,900	2,815,363
Earthlink, Inc. (L)	71,600	589,268
Google, Inc., Class A (I)	2,500	1,533,500
IAC/InterActiveCorp (I)	252,400	7,842,068

		12,780,199
IT Services - 5.05%
CACI International, Inc., Class A (I)	5,100	302,532
Computer Sciences Corp. (L)	132,661	6,384,974
Fiserv, Inc. (I)	20,700	1,309,689
International Business Machines Corp.	104,406	16,901,243
Visa, Inc., Class A	117,000	8,546,850

		33,445,288

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.89%
Analog Devices, Inc.	54,900	$2,189,412
Applied Materials, Inc.	231,300	3,800,259
Fairchild Semiconductor International, Inc. (I)	13,300	234,213
International Rectifier Corp. (I)	13,200	424,248
KLA-Tencor Corp.	63,900	3,119,598
Lam Research Corp. (I)	29,800	1,636,020
Maxim Integrated Products, Inc.	42,000	1,158,360
ON Semiconductor Corp. (I)(L)	103,700	1,156,255
Photronics, Inc. (I)(L)	106,700	953,898
SunPower Corp., Class A (I)(L)	18,500	315,795
Teradyne, Inc. (I)(L)	103,700	1,931,931
Texas Instruments, Inc.	63,300	2,254,113

		19,174,102
Software - 2.29%
CA, Inc.	78,300	1,940,274
Microsoft Corp.	357,493	9,502,164
Symantec Corp. (I)	193,300	3,485,199
Websense, Inc. (I)	12,100	259,182

		15,186,819

		132,209,481
Materials - 3.49%
Chemicals - 2.38%
E.I. du Pont de Nemours & Company	153,700	8,433,519
Ferro Corp. (I)	33,400	531,728
Lubrizol Corp.	3,000	326,610
Minerals Technologies, Inc.	6,100	395,768
Monsanto Company	11,400	819,546
OM Group, Inc. (I)	56,700	1,995,273
Stepan Company	2,600	182,494
The Dow Chemical Company	83,000	3,084,280

		15,769,218
Containers & Packaging - 0.17%
Boise, Inc. (L)	129,900	1,166,502
Metals & Mining - 0.55%
Alcoa, Inc. (L)	48,800	822,280
Freeport-McMoRan Copper & Gold, Inc.	21,500	1,138,425
Newmont Mining Corp.	30,200	1,669,154

		3,629,859
Paper & Forest Products - 0.39%
Clearwater Paper Corp. (I)(L)	13,500	1,070,550
Domtar Corp.	6,800	594,320
KapStone Paper and Packaging Corp. (I)	27,300	468,195
MeadWestvaco Corp.	15,300	449,055

		2,582,120

		23,147,699
Telecommunication Services - 2.24%
Diversified Telecommunication Services - 1.94%
Neutral Tandem, Inc. (I)	6,600	113,520
Verizon Communications, Inc.	346,000	12,774,320

		12,887,840
Wireless Telecommunication Services - 0.30%
Telephone & Data Systems, Inc.	49,400	1,662,310
USA Mobility, Inc.	20,900	311,828

		1,974,138

		14,861,978
Utilities - 2.51%
Electric Utilities - 0.64%
Duke Energy Corp.	94,300	1,696,457

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp. (L)	57,700	$2,409,552
PNM Resources, Inc. (L)	10,900	145,079

		4,251,088
Independent Power Producers & Energy Traders - 0.88%
GenOn Energy, Inc. (I)	161,900	655,695
NRG Energy, Inc. (I)	258,100	5,159,419

		5,815,114
Multi-Utilities - 0.99%
Ameren Corp.	235,200	6,576,193

		16,642,395

TOTAL COMMON STOCKS (Cost $569,446,328)		$651,808,255

SECURITIES LENDING COLLATERAL - 13.61%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	9,008,724	90,153,900

TOTAL SECURITIES LENDING
COLLATERAL (Cost $90,143,292)		$90,153,900

SHORT-TERM INVESTMENTS - 1.10%
Short-Term Securities* - 1.10%
State Street Institutional Liquid Reserves
Fund, 0.2053%	$7,278,943	$7,278,943

TOTAL SHORT-TERM INVESTMENTS (Cost $7,278,943)		$7,278,943

Total Investments (All Cap Core Fund)
(Cost $666,868,563) - 113.11%		$749,241,098
Other assets and liabilities, net - (13.11%)		(86,860,816)

TOTAL NET ASSETS - 100.00%		$662,380,282

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.71%
Consumer Discretionary - 9.54%
Automobiles - 1.19%
Ford Motor Company (I)(L)	451,045	$6,788,227
Hotels, Restaurants & Leisure - 1.18%
Carnival Corp.	61,276	2,614,647
Las Vegas Sands Corp. (I)	58,700	2,737,768
Marriott International, Inc., Class A (L)	35,817	1,404,385

		6,756,800
Household Durables - 0.96%
Fortune Brands, Inc.	88,667	5,484,941
Media - 5.72%
Omnicom Group, Inc.	307,788	15,666,409
The Interpublic Group of Companies, Inc.	831,923	10,981,384
The Walt Disney Company	75,617	3,307,488
Time Warner, Inc.	70,300	2,685,460

		32,640,741
Specialty Retail - 0.43%
Penske Automotive Group, Inc. (I)(L)	120,500	2,454,585
Textiles, Apparel & Luxury Goods - 0.06%
VF Corp. (L)	3,549	339,533

		54,464,827

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 4.53%
Beverages - 0.68%
Diageo PLC, SADR (L)	49,800	$3,897,348
Food Products - 3.85%
Archer-Daniels-Midland Company	307,798	11,443,930
Bunge, Ltd.	146,177	10,549,594

		21,993,524

		25,890,872
Energy - 19.37%
Energy Equipment & Services - 3.88%
Gulfmark Offshore, Inc., Class A (I)	32,834	1,457,173
Halliburton Company	162,825	7,643,006
Superior Energy Services, Inc. (I)(L)	73,247	2,806,093
Tidewater, Inc.	32,900	2,046,709
Weatherford International, Ltd. (I)	339,078	8,198,906

		22,151,887
Oil, Gas & Consumable Fuels - 15.49%
Anadarko Petroleum Corp.	137,700	11,267,991
Apache Corp.	29,027	3,617,345
Chevron Corp.	73,159	7,590,246
Devon Energy Corp.	69,200	6,327,648
El Paso Corp.	503,735	9,369,471
EQT Corp.	103,576	5,106,297
Exxon Mobil Corp.	359,450	30,743,759
Forest Oil Corp. (I)(L)	16,371	581,007
Imperial Oil, Ltd.	56,200	2,919,028
QEP Resources, Inc.	84,241	3,331,732
Range Resources Corp.	52,200	2,834,460
Southwestern Energy Company (I)	120,963	4,775,619

		88,464,603

		110,616,490
Financials - 21.34%
Capital Markets - 9.01%
Affiliated Managers Group, Inc. (I)(L)	64,576	6,893,488
Invesco, Ltd.	181,426	4,869,474
Lazard, Ltd., Class A	241,049	10,606,156
LPL Investment Holdings, Inc. (I)	115,600	3,885,316
State Street Corp.	272,714	12,195,770
The Charles Schwab Corp.	164,463	3,119,863
The Goldman Sachs Group, Inc.	60,317	9,878,718

		51,448,785
Commercial Banks - 7.65%
City National Corp. (L)	91,509	5,390,795
Commerce Bancshares, Inc.	82,566	3,315,851
Cullen/Frost Bankers, Inc. (L)	95,476	5,591,075
KeyCorp	444,515	4,062,867
PNC Financial Services Group, Inc.	140,800	8,687,360
Signature Bank (I)(L)	49,700	2,578,933
TCF Financial Corp. (L)	354,992	5,761,520
Wells Fargo & Company	258,172	8,328,629

		43,717,030
Diversified Financial Services - 1.45%
Bank of America Corp.	26,170	373,969
Citigroup, Inc. (I)	587,200	2,748,096
JPMorgan Chase & Company	110,240	5,147,106

		8,269,171
Insurance - 3.23%
Aflac, Inc.	96,200	5,662,332
Berkshire Hathaway, Inc., Class B (I)	101,046	8,819,295

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	130,400	$3,969,376

		18,451,003

		121,885,989
Health Care - 16.03%
Biotechnology - 3.31%
Amgen, Inc. (I)	198,988	10,214,054
Celgene Corp. (I)	113,570	6,030,567
Human Genome Sciences, Inc. (I)(L)	80,463	2,013,989
Onyx Pharmaceuticals, Inc. (I)(L)	18,392	648,134

		18,906,744
Health Care Equipment & Supplies - 2.33%
Kinetic Concepts, Inc. (I)(L)	129,921	6,362,231
St. Jude Medical, Inc. (I)	5,900	282,492
The Cooper Companies, Inc.	32,131	1,986,338
Zimmer Holdings, Inc. (I)	75,334	4,696,322

		13,327,383
Health Care Providers & Services - 5.76%
Express Scripts, Inc. (I)	124,500	6,999,390
Humana, Inc. (I)	124,196	8,073,982
McKesson Corp.	77,713	6,161,087
UnitedHealth Group, Inc.	246,300	10,487,454
Universal Health Services, Inc., Class B	25,805	1,179,547

		32,901,460
Life Sciences Tools & Services - 0.58%
Thermo Fisher Scientific, Inc. (I)	59,600	3,326,872
Pharmaceuticals - 4.05%
Teva Pharmaceutical Industries, Ltd., SADR	199,727	10,006,323
Warner Chilcott PLC, Class A	281,526	6,666,536
Watson Pharmaceuticals, Inc. (I)	115,062	6,442,321

		23,115,180

		91,577,639
Industrials - 11.22%
Aerospace & Defense - 2.32%
Rockwell Collins, Inc. (L)	87,600	5,644,944
United Technologies Corp.	90,726	7,579,250

		13,224,194
Airlines - 0.75%
Southwest Airlines Company	360,800	4,268,264
Industrial Conglomerates - 0.30%
3M Company (L)	18,698	1,724,517
Machinery - 7.38%
Dover Corp.	81,500	5,236,375
Eaton Corp.	54,748	6,064,983
EnPro Industries, Inc. (I)(L)	69,604	2,761,887
Kennametal, Inc.	98,029	3,770,195
Pall Corp.	101,780	5,532,761
Parker Hannifin Corp.	55,564	4,955,198
RBC Bearings, Inc. (I)(L)	17,983	650,805
Robbins & Myers, Inc.	45,722	1,949,129
Trinity Industries, Inc. (L)	198,500	6,183,275
WABCO Holdings, Inc. (I)	86,263	5,040,347

		42,144,955
Road & Rail - 0.47%
Kansas City Southern (I)	50,034	2,693,831

		64,055,761

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.53%
Computers & Peripherals - 0.28%
EMC Corp. (I)	58,200	$1,583,622
Electronic Equipment, Instruments & Components - 1.35%
Corning, Inc.	334,000	7,702,040
IT Services - 4.31%
Accenture PLC, Class A	114,415	5,890,084
Fiserv, Inc. (I)	32,500	2,056,275
MasterCard, Inc., Class A	24,470	5,886,503
The Western Union Company	246,478	5,420,051
VeriFone Systems, Inc. (I)(L)	118,650	5,391,456

		24,644,369
Semiconductors & Semiconductor Equipment - 2.27%
Intel Corp.	391,959	8,415,360
Texas Instruments, Inc. (L)	127,600	4,543,836

		12,959,196
Software - 2.32%
Adobe Systems, Inc. (I)	218,132	7,525,554
Intuit, Inc. (I)	65,400	3,438,732
Microsoft Corp.	86,858	2,308,686

		13,272,972

		60,162,199
Materials - 5.08%
Chemicals - 2.11%
Air Products & Chemicals, Inc.	83,549	7,686,508
LyondellBasell Industries, Class A (I)	114,300	4,352,544

		12,039,052
Metals & Mining - 2.97%
Agnico Eagle Mines, Ltd. (L)	42,112	2,962,579
Barrick Gold Corp.	148,749	7,856,922
Reliance Steel & Aluminum Company	111,172	6,151,147

		16,970,648

		29,009,700
Utilities - 1.07%
Electric Utilities - 1.07%
Nextera Energy, Inc.	110,240	6,115,007

TOTAL COMMON STOCKS (Cost $435,169,218)		$563,778,484

SECURITIES LENDING COLLATERAL - 11.49%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	6,561,055	65,659,104

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,651,109)		$65,659,104

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.89%
Repurchase Agreement - 1.89%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $10,772,003 on 03/01/2011,
collateralized by $10,950,000 Federal
National Mortgage Association, 0.625% due
09/24/2012 (valued at $10,991,063,
including interest)	$10,772,000	$10,772,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,772,000)		$10,772,000

Total Investments (All Cap Value Fund)
(Cost $511,592,327) - 112.09%		$640,209,588
Other assets and liabilities, net - (12.09%)		(69,047,925)

TOTAL NET ASSETS - 100.00%		$571,161,663

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.59%
Consumer Discretionary - 17.20%
Auto Components - 2.02%
BorgWarner, Inc. (I)(L)	21,920	$1,701,211
Dana Holding Corp. (I)	93,870	1,772,266
Johnson Controls, Inc.	193,790	7,906,632
Lear Corp.	14,270	1,509,766
Magna International, Inc., Class A (L)	26,720	1,318,899
Modine Manufacturing Company (I)	576,819	8,536,921
Stoneridge, Inc. (I)	134,470	2,027,808
Tenneco, Inc. (I)(L)	96,530	3,849,616
Visteon Corp. (I)	17,790	1,315,571

		29,938,690
Automobiles - 0.62%
Daimler AG (I)	14,551	1,024,907
Dongfeng Motor Group Company, Ltd.	354,000	619,746
Fiat SpA	283,268	2,633,612
Ford Motor Company (I)(L)	273,200	4,111,660
Hyundai Motor Company, Ltd.	5,687	901,687

		9,291,612
Distributors - 0.17%
Jardine Cycle and Carriage, Ltd.	12,000	318,764
LKQ Corp. (I)(L)	92,130	2,189,009

		2,507,773
Diversified Consumer Services - 1.06%
Capella Education Company (I)(L)	45,728	2,637,134
Coinstar, Inc. (I)(L)	73,500	3,136,980
DeVry, Inc.	106,510	5,778,168
Estacio Participacoes SA	156,300	2,282,780
ITT Educational Services, Inc. (I)(L)	12,750	967,088
Strayer Education, Inc. (L)	6,504	893,910

		15,696,060
Hotels, Restaurants & Leisure - 0.85%
Accor SA	60,124	2,831,189
Chipotle Mexican Grill, Inc. (I)(L)	10,570	2,589,650
Las Vegas Sands Corp. (I)	29,300	1,366,552
McDonald’s Corp.	33,650	2,546,632
Starbucks Corp.	39,800	1,312,604
Wynn Macau, Ltd.	141,200	382,629

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts, Ltd.	13,300	$1,634,969

		12,664,225
Household Durables - 1.85%
Lennar Corp., Class A (L)	176,970	3,567,715
PDG Realty SA Empreendimentos
e Participacoes	146,000	797,656
Skyworth Digital Holdings, Ltd.	1,320,000	841,741
SodasStream International, Ltd. (I)(L)	34,600	1,530,358
Stanley Black & Decker, Inc.	107,730	8,169,166
Tempur-Pedic International, Inc. (I)(L)	267,640	12,563,022

		27,469,658
Internet & Catalog Retail - 0.64%
Amazon.com, Inc. (I)	26,900	4,661,501
Dena Company, Ltd.	19,400	748,983
Netflix, Inc. (I)(L)	9,190	1,899,297
priceline.com, Inc. (I)	4,700	2,133,236

		9,443,017
Leisure Equipment & Products - 1.67%
Brunswick Corp. (L)	670,759	15,447,580
Mattel, Inc.	370,514	9,285,081

		24,732,661
Media - 2.54%
CBS Corp., Class B	145,633	3,474,803
Comcast Corp., Class A	415,999	10,716,134
Comcast Corp., Special Class A	257,010	6,250,483
DIRECTV, Class A (I)	25,440	1,169,477
Sirius XM Radio, Inc. (I)(L)	923,100	1,670,811
The Interpublic Group of Companies, Inc.	80,100	1,057,320
The Walt Disney Company	226,500	9,907,110
Virgin Media, Inc. (L)	123,920	3,375,581

		37,621,719
Multiline Retail - 0.88%
Maoye International Holdings, Ltd.	1,481,000	578,776
Nordstrom, Inc.	26,000	1,176,760
Target Corp.	216,073	11,354,636

		13,110,172
Specialty Retail - 3.68%
Advance Auto Parts, Inc. (L)	24,600	1,541,928
Home Depot, Inc.	169,711	6,359,071
Lowe’s Companies, Inc.	877,139	22,954,728
Ross Stores, Inc. (L)	86,500	6,231,460
Staples, Inc.	600,027	12,780,575
Talbots, Inc. (I)(L)	504,660	3,154,125
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	36,500	1,523,145

		54,545,032
Textiles, Apparel & Luxury Goods - 1.22%
Hanesbrands, Inc. (I)	518,060	13,422,935
Lululemon Athletica, Inc. (I)(L)	59,660	4,629,019

		18,051,954

		255,072,573
Consumer Staples - 6.77%
Beverages - 1.22%
Anheuser-Busch InBev NV	31,307	1,749,555
Hansen Natural Corp. (I)	9,200	529,460
PepsiCo, Inc.	249,559	15,827,032

		18,106,047
Food & Staples Retailing - 1.55%
CVS Caremark Corp.	248,653	8,220,468

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Sysco Corp. (L)	510,693	$14,192,158
X5 Retail Group NV, GDR (I)	13,724	551,705

		22,964,331
Food Products - 2.97%
Asian Bamboo AG (L)	35,126	1,742,517
China Agri-Industries Holdings, Ltd.	1,913,976	1,947,005
China Green Holdings, Ltd. (L)	3,209,540	2,527,065
China Minzhong Food Corp. Ltd. (I)	1,233,000	1,802,225
General Mills, Inc.	90,648	3,366,667
Golden Agri-Resources, Ltd.	1,462,000	753,371
Green Mountain Coffee Roasters, Inc. (I)(L)	530,872	21,648,960
Kraft Foods, Inc., Class A	185,170	5,895,813
PureCircle, Ltd. (I)(L)	1,523,126	3,691,302
Tyson Foods, Inc., Class A	38,600	719,118

		44,094,043
Household Products - 0.70%
Colgate-Palmolive Company	133,003	10,443,396
Tobacco - 0.33%
Philip Morris International, Inc.	77,650	4,874,867

		100,482,684
Energy - 11.08%
Energy Equipment & Services - 0.90%
Cameron International Corp. (I)	10,800	638,604
Ensco International PLC, ADR (L)	90,790	5,093,319
Hornbeck Offshore Services, Inc. (I)	55,810	1,585,562
Noble Corp.	22,000	983,620
Sevan Marine ASA (I)	2,619,192	2,727,030
Tidewater, Inc.	36,800	2,289,328

		13,317,463
Oil, Gas & Consumable Fuels - 10.18%
Alpha Natural Resources, Inc. (I)(L)	66,271	3,593,214
Anadarko Petroleum Corp.	260,713	21,334,145
BG Group PLC	298,994	7,294,541
BP PLC	320,500	2,582,792
BP PLC, SADR	19,500	945,165
Bumi Resources Tbk PT	12,661,650	4,336,627
Cabot Oil & Gas Corp. (L)	65,200	2,977,032
Cameco Corp. (Toronto Stock Exchange)	114,124	4,649,412
Canadian Natural Resources, Ltd.	14,700	739,410
Cheniere Energy, Inc. (I)(L)	130,590	1,355,524
Chesapeake Energy Corp.	137,089	4,881,739
Chevron Corp.	64,800	6,723,000
Cobalt International Energy, Inc. (I)(L)	284,552	4,456,084
ConocoPhillips	41,300	3,216,031
CONSOL Energy, Inc.	72,100	3,656,191
Continental Resources, Inc. (I)	4,100	285,073
Denbury Resources, Inc. (I)	57,000	1,381,110
EOG Resources, Inc. (L)	37,400	4,200,394
Exxon Mobil Corp.	91,250	7,804,613
Gazprom OAO, SADR	219,447	6,434,186
Imperial Oil, Ltd.	88,292	4,597,491
Karoon Gas Australia, Ltd. (I)	493,346	3,538,431
Massey Energy Company	39,200	2,482,536
Occidental Petroleum Corp.	50,481	5,147,548
OGX Petroleo e Gas Participacoes SA (I)	52,600	614,900
Paladin Resources, Ltd. (I)(L)	715,720	3,639,220
Peabody Energy Corp.	58,800	3,850,812
Petroleo Brasileiro SA, ADR	316,688	12,613,683
Royal Dutch Shell PLC, ADR, Class B (L)	43,900	3,166,068
StatoilHydro ASA, SADR (L)	128,100	3,380,559
Ultra Petroleum Corp. (I)(L)	223,884	10,153,139

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Uranium One, Inc.	93,600	$618,509
Venoco, Inc. (I)(L)	133,653	2,465,898
Whiting Petroleum Corp. (I)	29,500	1,927,530

		151,042,607

		164,360,070
Financials - 12.81%
Capital Markets - 3.17%
Ameriprise Financial, Inc.	91,000	5,762,120
BlackRock, Inc.	39,880	8,135,121
Credit Suisse Group AG	26,483	1,224,378
Credit Suisse Group AG, SADR (L)	58,200	2,690,586
Invesco, Ltd.	258,940	6,949,950
TD Ameritrade Holding Corp. (L)	167,940	3,661,092
The Goldman Sachs Group, Inc.	12,250	2,006,305
UBS AG (I)	633,992	12,584,741
UBS AG (Swiss Exchange) (I)	203,855	4,050,923

		47,065,216
Commercial Banks - 3.49%
Banco Bradesco SA, ADR (L)	34,700	679,426
Barclays PLC	603,150	3,131,959
PNC Financial Services Group, Inc.	74,863	4,619,047
U.S. Bancorp	145,100	4,023,623
UCO Bank	399,700	867,209
Wells Fargo & Company	1,190,956	38,420,241

		51,741,505
Diversified Financial Services - 2.65%
Bank of America Corp.	320,644	4,582,003
Great American Group, Inc. (I)	471,600	160,344
ING Groep NV (I)	196,305	2,461,764
JPMorgan Chase & Company	474,596	22,158,887
Justice Holdings, Ltd. (I)	388,695	6,224,034
PHH Corp. (I)(L)	152,720	3,769,130

		39,356,162
Insurance - 2.65%
ACE, Ltd.	153,401	9,702,613
Ageas	1,126,393	3,573,354
Assured Guaranty, Ltd.	62,213	903,955
Brasil Insurance Participacoes
e Administracao SA (I)	300	342,589
Fidelity National Financial, Inc., Class A	217,600	3,013,760
Genworth Financial, Inc., Class A (I)	95,500	1,263,465
Hartford Financial Services Group, Inc.	36,800	1,089,280
Marsh & McLennan Companies, Inc.	260,800	7,938,752
MetLife, Inc.	20,300	961,408
Principal Financial Group, Inc. (L)	121,110	4,149,229
Unum Group (L)	236,400	6,271,692

		39,210,097
Real Estate Investment Trusts - 0.24%
Weyerhaeuser Company	142,800	3,485,741
Real Estate Management & Development - 0.15%
CB Richard Ellis Group, Inc., Class A (I)	46,500	1,164,360
City Developments, Ltd.	58,000	510,688
Wheelock and Company, Ltd.	153,000	558,604

		2,233,652
Thrifts & Mortgage Finance - 0.46%
BankUnited, Inc. (I)	58,100	1,647,135
MGIC Investment Corp. (I)(L)	165,591	1,422,427

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc. (L)	539,378	$3,808,009

		6,877,571

		189,969,944
Health Care - 9.99%
Biotechnology - 0.88%
Celgene Corp. (I)	127,240	6,756,444
Gilead Sciences, Inc. (I)	37,800	1,473,444
Momenta Pharmaceuticals, Inc. (I)(L)	65,241	905,545
Novavax, Inc. (I)(L)	1,500,988	3,902,569

		13,038,002
Health Care Equipment & Supplies - 2.37%
Covidien PLC	26,100	1,342,845
Edwards Lifesciences Corp. (I)	135,860	11,553,534
Gen-Probe, Inc. (I)(L)	155,350	9,768,408
Medtronic, Inc.	259,987	10,378,681
Zoll Medical Corp. (I)(L)	44,000	2,036,320

		35,079,788
Health Care Providers & Services - 2.51%
CIGNA Corp.	222,830	9,374,458
Express Scripts, Inc. (I)	159,000	8,938,980
UnitedHealth Group, Inc.	445,907	18,986,720

		37,300,158
Health Care Technology - 0.47%
SXC Health Solutions Corp. (I)	140,164	6,917,093
Life Sciences Tools & Services - 1.17%
Agilent Technologies, Inc. (I)	164,800	6,934,784
Pharmaceutical Product Development, Inc. (L)	334,650	9,192,836
Thermo Fisher Scientific, Inc. (I)	21,700	1,211,294

		17,338,914
Pharmaceuticals - 2.59%
Elan Corp. PLC (I)	490,472	3,114,497
Johnson & Johnson	79,603	4,890,808
Merck & Company, Inc.	143,221	4,664,708
Pfizer, Inc.	1,038,297	19,976,834
Salix Pharmaceuticals, Ltd. (I)	44,080	1,469,627
Teva Pharmaceutical Industries, Ltd., SADR	17,800	891,780
UCB SA	93,332	3,472,736

		38,480,990

		148,154,945
Industrials - 11.16%
Aerospace & Defense - 3.05%
BE Aerospace, Inc. (I)	107,180	3,614,110
Esterline Technologies Corp. (I)	23,180	1,658,993
European Aeronautic Defence &
Space Company (I)	71,380	2,064,179
General Dynamics Corp.	152,397	11,600,460
Goodrich Corp.	21,990	1,896,198
Honeywell International, Inc.	36,180	2,095,184
Northrop Grumman Corp.	154,738	10,317,930
Precision Castparts Corp.	11,324	1,605,177
Raytheon Company	20,000	1,024,200
Safran SA	115,259	4,104,784
The Boeing Company	8,700	626,487
TransDigm Group, Inc. (I)	31,790	2,555,280
Triumph Group, Inc. (L)	23,230	2,011,486

		45,174,468
Air Freight & Logistics - 0.16%
United Parcel Service, Inc., Class B (L)	31,700	2,339,460

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.95%
AirAsia BHD (I)	4,524,837	$3,742,186
Copa Holdings SA, Class A	34,860	1,859,084
Delta Air Lines, Inc. (I)	402,647	4,525,752
United Continental Holdings, Inc. (I)(L)	167,470	4,025,979

		14,153,001
Building Products - 0.14%
Assa Abloy AB, Series B	31,956	894,348
JS Group Corp.	49,900	1,215,423

		2,109,771
Commercial Services & Supplies - 0.65%
Corrections Corp. of America (I)	114,132	2,835,039
Sykes Enterprises, Inc. (I)	128,650	2,392,890
The Geo Group, Inc. (I)	90,300	2,296,329
Waste Management, Inc. (L)	58,683	2,174,792

		9,699,050
Construction & Engineering - 0.83%
Aecom Technology Corp. (I)	356,610	10,213,310
Fluor Corp.	15,600	1,103,856
Skanska AB, Series B	45,464	933,668

		12,250,834
Electrical Equipment - 0.09%
Schneider Electric SA	8,444	1,396,638
Industrial Conglomerates - 0.94%
3M Company	71,804	6,622,483
General Electric Company	94,800	1,983,216
Tyco International, Ltd.	117,950	5,347,853

		13,953,552
Machinery - 3.36%
AGCO Corp. (I)	23,430	1,283,495
ArvinMeritor, Inc. (I)(L)	510,393	9,146,243
Chart Industries, Inc. (I)	64,250	2,916,308
Fiat Industrial SpA (I)	242,210	3,382,485
Flowserve Corp.	10,700	1,337,179
Illinois Tool Works, Inc.	111,100	6,010,510
Ingersoll-Rand PLC (L)	144,950	6,566,235
Joy Global, Inc.	16,800	1,635,984
Navistar International Corp. (I)	131,563	8,154,275
Pall Corp.	21,400	1,163,304
SKF AB, B Shares	16,612	463,474
Tata Motors, Ltd., SADR	34,600	851,852
United Tractors Tbk PT	142,000	374,319
Volvo AB, Series B (I)	135,330	2,341,026
Wabash National Corp. (I)(L)	164,940	1,718,675
WABCO Holdings, Inc. (I)	40,530	2,368,168
Weichai Power Compnay, Ltd.	20,000	133,728

		49,847,260
Road & Rail - 0.45%
Avis Budget Group, Inc. (I)	127,190	1,948,551
Con-way, Inc. (L)	19,200	625,152
J.B. Hunt Transport Services, Inc. (L)	97,670	4,064,049

		6,637,752
Trading Companies & Distributors - 0.54%
United Rentals, Inc. (I)(L)	221,470	6,861,141
WESCO International, Inc. (I)(L)	18,700	1,088,714

		7,949,855

		165,511,641

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 18.99%
Communications Equipment - 4.56%
Acme Packet, Inc. (I)	77,600	$5,838,624
ADTRAN, Inc.	160,550	7,301,814
Alcatel-Lucent, SADR (I)(L)	171,100	838,390
Aruba Networks, Inc. (I)	80,350	2,446,658
Cisco Systems, Inc. (I)	284,230	5,275,309
F5 Networks, Inc. (I)(L)	18,350	2,165,484
HUGHES Telematics, Inc. (I)(L)	28,605	117,281
JDS Uniphase Corp. (I)	108,250	2,670,528
Juniper Networks, Inc. (I)	50,960	2,242,240
Polycom, Inc. (I)	279,445	13,357,471
QUALCOMM, Inc.	365,910	21,800,918
Research In Motion, Ltd. (I)	53,900	3,564,946

		67,619,663
Computers & Peripherals - 2.95%
Apple, Inc. (I)	79,600	28,115,516
EMC Corp. (I)	571,330	15,545,889

		43,661,405
Electronic Equipment, Instruments & Components - 0.45%
Hon Hai Precision Industry Company, Ltd.	295,000	1,086,374
Jabil Circuit, Inc.	260,980	5,592,801

		6,679,175
Internet Software & Services - 2.32%
Baidu, Inc., SADR (I)	9,700	1,175,252
E-Access, Ltd. (L)	1,511	956,009
eBay, Inc. (I)	514,497	17,238,222
Google, Inc., Class A (I)	13,330	8,176,622
KIT Digital, Inc. (I)(L)	272,008	3,538,824
Quepasa Corpquepasa Corp. (I)(L)	97,480	849,051
Support.com, Inc. (I)	267,230	1,491,143
Tencent Holdings, Ltd.	35,800	957,267

		34,382,390
IT Services - 2.07%
Automatic Data Processing, Inc.	165,566	8,278,300
Teradata Corp. (I)	65,470	3,130,775
The Western Union Company	877,120	19,287,869

		30,696,944
Semiconductors & Semiconductor Equipment - 5.10%
Altera Corp. (L)	103,250	4,322,045
Analog Devices, Inc.	154,800	6,173,424
ARM Holdings PLC	415,148	4,178,917
ASML Holding NV -New York
Registered Shares (L)	11,900	518,840
Atmel Corp. (I)	146,770	2,154,584
Avago Technologies, Ltd.	27,600	938,124
AXT, Inc. (I)(L)	68,670	509,531
Broadcom Corp., Class A	301,330	12,420,823
Cavium Networks, Inc. (I)(L)	131,060	5,659,171
Cirrus Logic, Inc. (I)(L)	114,900	2,682,915
Cree, Inc. (I)(L)	35,871	1,889,326
GT Solar International, Inc. (I)(L)	375,870	4,018,050
Intel Corp.	95,000	2,039,650
Lam Research Corp. (I)	23,900	1,312,110
Maxim Integrated Products, Inc.	141,100	3,891,538
Micron Technology, Inc. (I)(L)	238,577	2,655,362
MIPS Technologies, Inc. (I)(L)	123,620	1,504,455
NVIDIA Corp. (I)	92,550	2,097,183
Samsung Electronics Company, Ltd.	1,922	1,579,707
Skyworks Solutions, Inc. (I)	328,000	11,788,320
Ultratech, Inc. (I)	32,500	803,400

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. (L)	75,500	$2,510,375

		75,647,850
Software - 1.54%
Ariba, Inc. (I)	92,540	2,864,113
BMC Software, Inc. (I)	32,800	1,623,600
Citrix Systems, Inc. (I)	14,800	1,038,368
Glu Mobile Inc. (I)(L)	123,260	558,368
Microsoft Corp.	94,073	2,500,460
Quest Software, Inc. (I)	41,010	1,098,658
Rovi Corp. (I)	38,300	2,122,586
Salesforce.com, Inc. (I)(L)	5,700	753,939
SuccessFactors, Inc. (I)(L)	79,030	2,837,967
TIBCO Software, Inc. (I)	66,700	1,642,154
TiVo, Inc. (I)(L)	179,255	1,842,741
VMware, Inc., Class A (I)	47,920	4,008,508

		22,891,462

		281,578,889
Materials - 8.76%
Chemicals - 3.48%
Agrium, Inc.	31,400	2,985,512
CF Industries Holdings, Inc.	91,060	12,864,957
Huabao International Holdings, Ltd.	1,169,000	1,478,639
Incitec Pivot, Ltd.	915,270	4,119,957
Methanex Corp.	142,531	4,147,652
Monsanto Company	84,070	6,043,792
Potash Corp. of Saskatchewan, Inc.	8,200	505,120
PTT Chemical PCL	179,140	843,701
Sociedad Quimica y Minera de
Chile SA, ADR (L)	24,590	1,303,024
The Mosaic Company	200,900	17,247,265

		51,539,619
Construction Materials - 0.07%
Anhui Conch Cement Company, Ltd.	216,000	1,038,473
Containers & Packaging - 0.91%
Owens-Illinois, Inc. (I)	440,337	13,425,875
Metals & Mining - 3.81%
Agnico Eagle Mines, Ltd.	15,900	1,118,565
Allegheny Technologies, Inc. (L)	32,200	2,159,976
Allied Nevada Gold Corp. (I)(L)	66,420	2,015,183
AngloGold Ashanti, Ltd. (L)	89,530	4,372,645
CGA Mining, Ltd. (I)	589,079	1,855,367
China Metal Recycling Holdings, Ltd.	730,200	845,169
Cliffs Natural Resources, Inc.	16,900	1,640,483
Detour Gold Corp. (I)	116,080	3,777,932
Freeport-McMoRan Copper & Gold, Inc.	22,400	1,186,080
IAMGOLD Corp.	172,280	3,652,336
Ivanhoe Mines, Ltd. (I)	60,400	1,710,883
Kumba Iron Ore, Ltd.	11,617	786,160
Lynas Corp., Ltd. (I)	660,378	1,330,189
Mechel, SADR (L)	24,500	745,535
Medusa Mining, Ltd.	315,534	2,284,648
Molycorp, Inc. (I)	23,280	1,117,207
Mongolian Mining Corp. (I)	678,200	863,973
Nucor Corp.	64,300	3,083,828
Perseus Mining, Ltd. (I)	462,850	1,406,596
Rare Element Resources, Ltd. (I)(L)	97,870	1,189,121
Rio Tinto PLC	42,872	3,024,081
Rio Tinto PLC, SADR (L)	22,700	1,613,516
Romarco Minerals, Inc. (I)	671,970	1,632,288
Silver Wheaton Corp. (I)	52,530	2,235,152
Vallar PLC (I)	112,126	2,376,878

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Vedanta Resources PLC	151,276	$5,921,960
Walter Energy, Inc.	10,200	1,234,302
Xstrata PLC	58,894	1,344,231

		56,524,284
Paper & Forest Products - 0.49%
Louisiana-Pacific Corp. (I)(L)	271,083	2,797,577
Norbord, Inc. (I)	172,225	2,694,478
Sino-Forest Corp. (I)	81,800	1,827,881

		7,319,936

		129,848,187
Telecommunication Services - 0.50%
Diversified Telecommunication Services - 0.23%
AT&T, Inc.	118,900	3,374,382
Wireless Telecommunication Services - 0.27%
American Tower Corp., Class A (I)	16,900	911,924
Sprint Nextel Corp. (I)	723,751	3,162,792

		4,074,716

		7,449,098
Utilities - 0.33%
Gas Utilities - 0.33%
UGI Corp.	152,550	4,864,820

TOTAL COMMON STOCKS (Cost $1,252,864,188)		$1,447,292,851

PREFERRED SECURITIES - 0.00%
Financials - 0.00%
Banco do Estado do Rio Grande do Sul SA	2,300	25,159

TOTAL PREFERRED SECURITIES (Cost $24,348)		$25,159

INVESTMENT COMPANIES - 0.29%
SPDR S&P Midcap 400 ETF Trust	24,200	4,246,374

TOTAL INVESTMENT COMPANIES (Cost $3,238,487)		$4,246,374

SECURITIES LENDING COLLATERAL - 12.87%
Securities Lending Collateral - 12.87%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	19,072,005	190,861,182

TOTAL SECURITIES LENDING
COLLATERAL (Cost $190,856,681)		$190,861,182

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.93%
Repurchase Agreement - 2.93%
Bank of New York Tri-Party Repurchase
Agreement dated 02/28/2011 at 0.200% to
be repurchased at $43,500,242 on
03/01/2011 collateralized by $19,499,760
U.S. Treasury Bond, 7.500% due 11/15/2024
(valued at $19,805,834 including interest),
$24,439,648 U.S. Treasury Bond, 2.375%
due 01/15/2027 (valued at $24,503,554,
including interest), and $60,656
U.S. Treasury Notes, 0.500% due
10/15/2013 (valued at $60,670,
including interest)	$43,500,000	$43,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $43,500,000)		$43,500,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,490,483,704) - 113.68%		$1,685,925,566
Other assets and liabilities, net - (13.68%)		(202,907,395)

TOTAL NET ASSETS - 100.00%		$1,483,018,171

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.39%
Consumer Discretionary - 20.65%
Auto Components - 0.57%
Johnson Controls, Inc.	338,500	$13,810,800
Automobiles - 0.18%
General Motors Company (I)	127,300	4,268,369
Hotels, Restaurants & Leisure - 6.65%
Carnival Corp.	699,000	29,826,330
Chipotle Mexican Grill, Inc. (I)(L)	5,700	1,396,500
Las Vegas Sands Corp. (I)	389,000	18,142,960
Marriott International, Inc., Class A (L)	805,485	31,583,068
McDonald’s Corp.	218,900	16,566,352
Starbucks Corp.	1,092,400	36,027,352
Starwood Hotels &
Resorts Worldwide, Inc. (L)	342,600	20,932,860
Wynn Resorts, Ltd.	45,600	5,605,608

		160,081,030
Household Durables - 0.35%
Stanley Black & Decker, Inc.	110,300	8,364,049
Internet & Catalog Retail - 5.67%
Amazon.com, Inc. (I)	545,811	94,583,588
Liberty Media Corp. - Interactive, Series A (I)	928,600	14,913,316
priceline.com, Inc. (I)	59,300	26,915,084

		136,411,988
Leisure Equipment & Products - 0.15%
Mattel, Inc.	139,000	3,483,340
Media - 3.06%
Discovery Communications, Inc., Series C (I)	432,300	16,457,661
Omnicom Group, Inc.	303,500	15,448,150
The Walt Disney Company	795,200	34,782,048
Time Warner, Inc.	179,533	6,858,161

		73,546,020
Multiline Retail - 0.06%
Dollar Tree, Inc. (I)	9,450	475,524

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Kohl’s Corp.	19,470	$1,049,238

		1,524,762
Specialty Retail - 1.71%
Bed Bath & Beyond, Inc. (I)(L)	361,700	17,415,855
CarMax, Inc. (I)	108,700	3,844,719
O’Reilly Automotive, Inc. (I)	298,700	16,601,746
Tiffany & Company	54,700	3,366,785

		41,229,105
Textiles, Apparel & Luxury Goods - 2.25%
Coach, Inc. (L)	373,600	20,518,112
NIKE, Inc., Class B	254,000	22,613,620
Polo Ralph Lauren Corp.	86,200	10,922,402

		54,054,134

		496,773,597
Consumer Staples - 0.73%
Beverages - 0.12%
Anheuser-Busch InBev NV	23,200	1,296,505
PepsiCo, Inc.	10,366	657,412
The Coca-Cola Company	17,000	1,086,640

		3,040,557
Food & Staples Retailing - 0.18%
Costco Wholesale Corp.	51,100	3,821,769
Whole Foods Market, Inc.	7,700	450,912

		4,272,681
Household Products - 0.43%
The Procter & Gamble Company	162,928	10,272,610

		17,585,848
Energy - 9.10%
Energy Equipment & Services - 5.43%
Cameron International Corp. (I)(L)	375,500	22,203,315
FMC Technologies, Inc. (I)(L)	180,800	17,004,240
Halliburton Company	225,500	10,584,970
McDermott International, Inc. (I)	193,100	4,431,645
National Oilwell Varco, Inc.	58,500	4,654,845
Schlumberger, Ltd.	768,508	71,794,017

		130,673,032
Oil, Gas & Consumable Fuels - 3.67%
Cimarex Energy Company	33,800	3,925,194
Concho Resources, Inc. (I)	99,600	10,609,392
EOG Resources, Inc.	195,200	21,922,912
Exxon Mobil Corp.	31,662	2,708,051
Occidental Petroleum Corp.	130,000	13,256,100
Peabody Energy Corp.	310,600	20,341,194
Range Resources Corp. (L)	173,400	9,415,620
Suncor Energy, Inc.	131,300	6,173,726

		88,352,189

		219,025,221
Financials - 11.13%
Capital Markets - 5.33%
Ameriprise Financial, Inc.	238,489	15,101,123
BlackRock, Inc.	20,800	4,242,992
Credit Suisse Group AG	21,900	1,012,494
Franklin Resources, Inc.	441,135	55,415,379
Invesco, Ltd.	746,300	20,030,692
Northern Trust Corp.	163,011	8,406,477
State Street Corp.	110,829	4,956,273
TD Ameritrade Holding Corp.	134,000	2,921,200
The Charles Schwab Corp.	227,114	4,308,353

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	72,824	$11,927,115

		128,322,098
Commercial Banks - 1.31%
PNC Financial Services Group, Inc.	200	12,340
U.S. Bancorp	489,900	13,584,927
Wells Fargo & Company	556,600	17,955,916

		31,553,183
Consumer Finance - 0.93%
American Express Company	512,248	22,318,645
Diversified Financial Services - 2.79%
CME Group, Inc.	3,600	1,120,608
IntercontinentalExchange, Inc. (I)	166,750	21,377,350
JPMorgan Chase & Company	814,300	38,019,667
NYSE Euronext	176,100	6,515,700

		67,033,325
Insurance - 0.40%
Prudential Financial, Inc.	146,500	9,644,095
Real Estate Management & Development - 0.37%
CB Richard Ellis Group, Inc., Class A (I)	360,600	9,029,424

		267,900,770
Health Care - 7.19%
Biotechnology - 1.13%
Amgen, Inc. (I)	7,400	379,842
Celgene Corp. (I)	453,900	24,102,090
Vertex Pharmaceuticals, Inc. (I)(L)	58,800	2,744,196

		27,226,128
Health Care Equipment & Supplies - 1.23%
Edwards Lifesciences Corp. (I)	60,100	5,110,904
Intuitive Surgical, Inc. (I)(L)	2,350	770,683
Stryker Corp. (L)	373,021	23,597,308

		29,478,895
Health Care Providers & Services - 3.72%
Cardinal Health, Inc.	188,200	7,836,648
Express Scripts, Inc. (I)	831,800	46,763,796
McKesson Corp.	440,000	34,883,200
Medco Health Solutions, Inc. (I)	200	12,328

		89,495,972
Health Care Technology - 0.04%
Cerner Corp. (I)(L)	10,000	1,004,500
Life Sciences Tools & Services - 0.04%
Thermo Fisher Scientific, Inc. (I)	15,800	881,956
Pharmaceuticals - 1.03%
Allergan, Inc.	260,000	19,284,200
Shire PLC, ADR (L)	64,700	5,500,147

		24,784,347

		172,871,798
Industrials - 14.78%
Aerospace & Defense - 2.84%
Honeywell International, Inc.	220,800	12,786,528
Precision Castparts Corp.	225,800	32,007,150
The Boeing Company	34,400	2,477,144
United Technologies Corp.	252,000	21,052,080

		68,322,902
Air Freight & Logistics - 1.57%
Expeditors International of Washington, Inc.	300,400	14,359,120

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
FedEx Corp.	259,200	$23,333,184

		37,692,304
Electrical Equipment - 2.11%
Emerson Electric Company	481,700	28,738,222
Rockwell Automation, Inc. (L)	193,500	16,975,755
Roper Industries, Inc. (L)	61,000	5,131,930

		50,845,907
Industrial Conglomerates - 1.13%
3M Company	295,300	27,235,519
Machinery - 4.35%
Cummins, Inc.	200	20,224
Danaher Corp.	1,626,174	82,284,404
Deere & Company	102,700	9,258,405
Eaton Corp.	40,100	4,442,278
Illinois Tool Works, Inc.	24,600	1,330,860
Joy Global, Inc.	75,300	7,332,714

		104,668,885
Road & Rail - 1.24%
CSX Corp.	48,500	3,621,010
Union Pacific Corp.	274,300	26,170,963

		29,791,973
Trading Companies & Distributors - 1.54%
Fastenal Company (L)	398,000	24,727,740
WW Grainger, Inc. (L)	92,300	12,295,283

		37,023,023

		355,580,513
Information Technology - 30.16%
Communications Equipment - 4.23%
Juniper Networks, Inc. (I)	915,179	40,267,876
QUALCOMM, Inc.	1,030,423	61,392,602

		101,660,478
Computers & Peripherals - 8.51%
Apple, Inc. (I)	497,200	175,616,012
EMC Corp. (I)	883,800	24,048,198
Hewlett-Packard Company	5,800	253,054
NetApp, Inc. (I)	92,100	4,757,886

		204,675,150
Electronic Equipment, Instruments & Components - 0.95%
Corning, Inc.	986,900	22,757,914
Internet Software & Services - 8.92%
Baidu, Inc., SADR (I)	343,000	41,557,880
eBay, Inc. (I)	545,462	18,275,704
Google, Inc., Class A (I)	205,084	125,798,536
Tencent Holdings, Ltd.	1,080,300	28,886,475

		214,518,595
IT Services - 4.97%
Accenture PLC, Class A	423,600	21,806,928
Automatic Data Processing, Inc.	19,767	988,350
Fiserv, Inc. (I)	133,000	8,414,910
International Business Machines Corp.	68,100	11,024,028
MasterCard, Inc., Class A	138,760	33,380,106
The Western Union Company	578,100	12,712,419
Visa, Inc., Class A (L)	429,500	31,374,975

		119,701,716
Semiconductors & Semiconductor Equipment - 2.17%
Altera Corp. (L)	195,500	8,183,630
Broadcom Corp., Class A	507,200	20,906,784

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	200	$4,294
Marvell Technology Group, Ltd. (I)	368,090	6,728,685
Xilinx, Inc. (L)	494,775	16,451,269

		52,274,662
Software - 0.41%
Autodesk, Inc. (I)	70,200	2,951,910
Intuit, Inc. (I)	69,100	3,633,278
Microsoft Corp.	75,166	1,997,912
Salesforce.com, Inc. (I)	10,500	1,388,835

		9,971,935

		725,560,450
Materials - 4.02%
Chemicals - 3.55%
Air Products & Chemicals, Inc.	114,800	10,561,600
Monsanto Company	65,404	4,701,894
Potash Corp. of Saskatchewan, Inc.	216,500	13,336,400
Praxair, Inc.	483,600	48,060,168
The Mosaic Company	100,100	8,593,585
The Sherwin-Williams Company	2,000	164,240

		85,417,887
Metals & Mining - 0.47%
Freeport-McMoRan Copper & Gold, Inc.	211,200	11,183,040

		96,600,927
Telecommunication Services - 1.63%
Wireless Telecommunication Services - 1.63%
American Tower Corp., Class A (I)	727,162	39,237,662

TOTAL COMMON STOCKS (Cost $1,567,982,369)		$2,391,136,786

SECURITIES LENDING COLLATERAL - 6.14%
Securities Lending Collateral - 6.14%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	14,772,982	147,839,143

TOTAL SECURITIES LENDING
COLLATERAL (Cost $147,810,606)		$147,839,143

SHORT-TERM INVESTMENTS - 0.51%
Short-Term Securities* - 0.51%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$1,135,888	$1,135,888
T. Rowe Price Prime Reserve Fund, 0.2212%	11,175,890	11,175,890

		12,311,778

TOTAL SHORT-TERM INVESTMENTS (Cost $12,311,778)		$12,311,778

Total Investments (Blue Chip Growth Fund)
(Cost $1,728,104,753) - 106.04%		$2,551,287,707
Other assets and liabilities, net - (6.04%)		(145,399,867)

TOTAL NET ASSETS - 100.00%		$2,405,887,840

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.66%
Consumer Discretionary - 22.42%
Auto Components - 0.76%
BorgWarner, Inc. (I)(L)	186,227	$14,453,077

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.07%
Bayerische Motoren Werke (BMW) AG	249,791	$20,258,554
Hotels, Restaurants & Leisure - 4.59%
Chipotle Mexican Grill, Inc. (I)(L)	44,290	10,851,050
Marriott International, Inc., Class A (L)	680,574	26,685,307
McDonald’s Corp.	292,650	22,147,752
Starbucks Corp.	838,140	27,641,857

		87,325,966
Internet & Catalog Retail - 4.44%
Amazon.com, Inc. (I)	424,665	73,590,198
priceline.com, Inc. (I)	24,068	10,923,984

		84,514,182
Media - 2.54%
The Walt Disney Company	1,104,897	48,328,195
Specialty Retail - 2.55%
Bed Bath & Beyond, Inc. (I)	392,845	18,915,487
Tiffany & Company (L)	322,595	19,855,722
Urban Outfitters, Inc. (I)	253,899	9,744,644

		48,515,853
Textiles, Apparel & Luxury Goods - 6.47%
Burberry Group PLC	487,728	9,504,758
Coach, Inc.	416,333	22,865,008
LVMH Moet Hennessy Louis Vuitton SA	68,847	10,852,089
NIKE, Inc., Class B	509,947	45,400,581
Phillips-Van Heusen Corp. (L)	13,160	789,732
Polo Ralph Lauren Corp.	264,544	33,520,370

		122,932,538

		426,328,365
Consumer Staples - 5.31%
Food & Staples Retailing - 3.09%
Costco Wholesale Corp.	378,224	28,287,373
Whole Foods Market, Inc.	519,948	30,448,155

		58,735,528
Food Products - 0.98%
Mead Johnson Nutrition Company	312,382	18,696,063
Personal Products - 1.24%
The Estee Lauder Companies, Inc., Class A	249,282	23,534,714

		100,966,305
Energy - 6.21%
Energy Equipment & Services - 4.03%
Schlumberger, Ltd.	819,631	76,569,928
Oil, Gas & Consumable Fuels - 2.18%
Occidental Petroleum Corp.	407,281	41,530,444

		118,100,372
Financials - 3.95%
Capital Markets - 2.77%
The Charles Schwab Corp.	1,203,730	22,834,758
The Goldman Sachs Group, Inc.	182,694	29,921,623

		52,756,381
Consumer Finance - 1.18%
American Express Company	513,585	22,376,898

		75,133,279
Health Care - 12.50%
Biotechnology - 2.05%
Alexion Pharmaceuticals, Inc. (I)	55,406	5,334,490
Celgene Corp. (I)	377,225	20,030,648

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)(L)	291,006	$13,581,250

		38,946,388
Health Care Providers & Services - 2.83%
Express Scripts, Inc. (I)	536,416	30,157,308
Medco Health Solutions, Inc. (I)	385,378	23,754,700

		53,912,008
Life Sciences Tools & Services - 2.70%
Agilent Technologies, Inc. (I)	741,688	31,210,231
Illumina, Inc. (I)(L)	291,410	20,223,854

		51,434,085
Pharmaceuticals - 4.92%
Allergan, Inc.	358,657	26,601,590
Novo Nordisk A/S (L)	123,000	15,579,180
Shire PLC, ADR (L)	368,634	31,337,576
Teva Pharmaceutical Industries, Ltd., SADR	398,372	19,958,437

		93,476,783

		237,769,264
Industrials - 9.97%
Aerospace & Defense - 4.28%
Precision Castparts Corp.	232,499	32,956,733
The Boeing Company	284,354	20,476,332
United Technologies Corp.	333,863	27,890,915

		81,323,980
Air Freight & Logistics - 1.86%
C.H. Robinson Worldwide, Inc. (L)	117,659	8,517,335
Expeditors International of Washington, Inc.	175,868	8,406,490
United Parcel Service, Inc., Class B (L)	251,347	18,549,409

		35,473,234
Machinery - 2.78%
Deere & Company	290,949	26,229,052
Ingersoll-Rand PLC (L)	586,536	26,570,081

		52,799,133
Road & Rail - 1.05%
Union Pacific Corp.	208,755	19,917,315

		189,513,662
Information Technology - 34.43%
Communications Equipment - 3.76%
Juniper Networks, Inc. (I)	891,391	39,221,204
QUALCOMM, Inc.	543,395	32,375,474

		71,596,678
Computers & Peripherals - 8.05%
Apple, Inc. (I)	261,831	92,481,328
EMC Corp. (I)	848,611	23,090,705
NetApp, Inc. (I)	725,763	37,492,917

		153,064,950
Internet Software & Services - 6.04%
Baidu, Inc., SADR (I)	273,861	33,180,999
Google, Inc., Class A (I)	86,112	52,821,101
Mail.ru Group, Ltd., GDR (I)(S)	253,672	9,195,610
Tencent Holdings, Ltd.	693,894	18,554,246
Tencent Holdings, Ltd., ADR	41,993	1,123,733

		114,875,689
IT Services - 6.21%
Cognizant Technology
Solutions Corp., Class A (I)	248,772	19,123,104
International Business Machines Corp.	370,138	59,917,939

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	161,948	$38,958,211

		117,999,254
Semiconductors & Semiconductor Equipment - 3.53%
Altera Corp.	554,700	23,219,742
Atmel Corp. (I)	753,435	11,060,426
Avago Technologies, Ltd.	290,014	9,857,576
Broadcom Corp., Class A	557,446	22,977,924

		67,115,668
Software - 6.84%
Oracle Corp.	1,440,920	47,406,268
Red Hat, Inc. (I)	514,828	21,252,100
Salesforce.com, Inc. (I)(L)	248,158	32,823,859
VMware, Inc., Class A (I)	342,245	28,628,794

		130,111,021

		654,763,260
Materials - 3.70%
Chemicals - 3.70%
E.I. du Pont de Nemours & Company	562,813	30,881,549
Monsanto Company	550,247	39,557,257

		70,438,806

		70,438,806
Telecommunication Services - 1.17%
Wireless Telecommunication Services - 1.17%
American Tower Corp., Class A (I)	410,718	22,162,339

TOTAL COMMON STOCKS (Cost $1,366,190,311)		$1,895,175,652

SECURITIES LENDING COLLATERAL - 5.64%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	10,717,757	107,256,885

TOTAL SECURITIES LENDING
COLLATERAL (Cost $107,232,101)		$107,256,885

SHORT-TERM INVESTMENTS - 0.35%
Short-Term Securities* - 0.35%
State Street Institutional Treasury Money
Market Fund, 0.0453%	$6,655,728	$6,655,728

TOTAL SHORT-TERM INVESTMENTS (Cost $6,655,728)		$6,655,728

Total Investments (Capital Appreciation Fund)
(Cost $1,480,078,140) - 105.65%		$2,009,088,265
Other assets and liabilities, net - (5.65%)		(107,425,574)

TOTAL NET ASSETS - 100.00%		$1,901,662,691

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 63.76%
Consumer Discretionary - 6.36%
Automobiles - 0.30%
General Motors Company (I)	28,700	$962,311
Hotels, Restaurants & Leisure - 0.83%
McDonald’s Corp.	34,900	2,641,232
Media - 3.69%
Cablevision Systems Corp., Class A	21,100	777,535

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	286,000	$10,925,200

		11,702,735
Multiline Retail - 0.99%
Dollar General Corp. (I)	111,500	3,149,875
Specialty Retail - 0.55%
Lowe’s Companies, Inc.	67,000	1,753,390

		20,209,543
Consumer Staples - 10.92%
Beverages - 3.25%
PepsiCo, Inc.	162,700	10,318,434
Food Products - 3.99%
General Mills, Inc.	178,900	6,644,346
Kellogg Company	112,600	6,030,856

		12,675,202
Household Products - 3.42%
Colgate-Palmolive Company	33,300	2,614,716
The Procter & Gamble Company	131,000	8,259,550

		10,874,266
Tobacco - 0.26%
Philip Morris International, Inc.	13,000	816,140

		34,684,042
Energy - 4.88%
Oil, Gas & Consumable Fuels - 4.88%
Chevron Corp.	8,200	850,750
El Paso Corp.	94,400	1,755,840
Nexen, Inc.	268,100	7,321,811
Spectra Energy Corp.	106,200	2,840,850
Total SA	44,439	2,726,564

		15,495,815

		15,495,815
Financials - 11.05%
Capital Markets - 0.32%
Franklin Resources, Inc.	8,200	1,030,084
Commercial Banks - 5.26%
PNC Financial Services Group, Inc.	20,800	1,283,360
U.S. Bancorp	351,000	9,733,230
Wells Fargo & Company	176,300	5,687,438

		16,704,028
Diversified Financial Services - 1.83%
JPMorgan Chase & Company	105,300	4,916,457
Moody’s Corp. (L)	27,700	883,630

		5,800,087
Insurance - 3.64%
AON Corp.	119,500	6,290,480
Principal Financial Group, Inc.	130,300	4,464,078
The Allstate Corp.	25,800	819,924

		11,574,482

		35,108,681
Health Care - 7.66%
Health Care Equipment & Supplies - 0.60%
Covidien PLC	37,000	1,903,650
Health Care Providers & Services - 0.96%
Henry Schein, Inc. (I)	14,800	1,020,904
Laboratory Corp. of America Holdings (I)	20,700	1,865,691

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	1,900	$150,632

		3,037,227
Life Sciences Tools & Services - 2.97%
Thermo Fisher Scientific, Inc. (I)	169,300	9,450,326
Pharmaceuticals - 3.13%
Pfizer, Inc.	516,800	9,943,232

		24,334,435
Industrials - 8.85%
Aerospace & Defense - 2.66%
The Boeing Company	10,900	784,909
United Technologies Corp.	91,800	7,668,972

		8,453,881
Commercial Services & Supplies - 0.35%
Republic Services, Inc.	36,900	1,092,609
Electrical Equipment - 0.61%
Cooper Industries PLC	30,300	1,949,805
Machinery - 4.01%
Danaher Corp.	198,800	10,059,280
Illinois Tool Works, Inc.	49,300	2,667,130

		12,726,410
Trading Companies & Distributors - 1.22%
Mitsubishi Corp.	140,000	3,885,713

		28,108,418
Information Technology - 9.70%
Communications Equipment - 0.29%
Cisco Systems, Inc. (I)	50,500	937,280
Computers & Peripherals - 1.09%
Hewlett-Packard Company	79,300	3,459,859
Electronic Equipment, Instruments & Components - 1.88%
Tyco Electronics, Ltd.	165,800	5,975,432
IT Services - 5.48%
Accenture PLC, Class A	59,600	3,068,208
Amdocs, Ltd. (I)	53,700	1,602,408
Fiserv, Inc. (I)	45,100	2,853,477
International Business Machines Corp.	61,000	9,874,680

		17,398,773
Semiconductors & Semiconductor Equipment - 0.96%
Texas Instruments, Inc.	85,400	3,041,094

		30,812,438
Materials - 1.43%
Chemicals - 1.43%
Air Products & Chemicals, Inc.	40,600	3,735,200
Monsanto Company	11,100	797,979

		4,533,179

		4,533,179
Telecommunication Services - 1.68%
Diversified Telecommunication Services - 1.68%
AT&T, Inc.	188,000	5,335,440
Utilities - 1.23%
Electric Utilities - 0.65%
Entergy Corp.	11,900	847,280
NV Energy, Inc.	83,600	1,228,084

		2,075,364

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.58%
OGE Energy Corp.	31,200	$1,500,720
PG&E Corp.	7,400	340,844

		1,841,564

		3,916,928

TOTAL COMMON STOCKS (Cost $193,355,746)		$202,538,919

PREFERRED SECURITIES - 2.00%
Consumer Discretionary - 1.02%
General Motors Company, Series B,
4.750% 4.750%	41,000	2,086,080
Newell Financial Trust I 5.250%	24,300	1,165,185

		3,251,265
Financials - 0.98%
AMG Capital Trust I 5.100%	30,600	1,552,950
Aspen Insurance Holdings, Ltd.,
Series AHL 5.625%	18,400	1,041,256
Citigroup, Inc. 7.500%	2,200	295,900
Wells Fargo & Company, Series L 7.500%	200	206,000

		3,096,106

TOTAL PREFERRED SECURITIES (Cost $6,452,407)		$6,347,371

CORPORATE BONDS - 6.52%
Consumer Discretionary - 1.85%
Dollar General Corp.
10.625%, 07/15/2015	$690,000	$745,200
Home Depot, Inc.
5.400%, 03/01/2016	480,000	534,438
Hyatt Hotels Corp
6.875%, 08/15/2019 (S)	220,000	241,463
Lamar Media Corp.
9.750%, 04/01/2014	730,000	848,625
Time Warner Cable, Inc.
7.500%, 04/01/2014	75,000	86,610
Time Warner, Inc.
5.875%, 11/15/2016	175,000	195,790
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	2,820,000	3,231,083

		5,883,209
Consumer Staples - 0.14%
General Mills, Inc.
5.200%, 03/17/2015	400,000	439,142
Energy - 0.40%
Consol Energy, Inc.
8.000%, 03/01/2017 (S)	840,000	911,400
Peabody Energy Corp.
6.500%, 09/15/2020	160,000	171,200
7.375%, 11/01/2016	160,000	180,800

		1,263,400
Financials - 1.60%
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	2,500,000	2,696,250
6.750%, 09/01/2016 (S)	1,900,000	2,056,750
Kreditanstalt Fuer Wiederaufbau
2.750%, 09/08/2020	176,000	163,256
National Rural Utilities Cooperative
Finance Corp.
3.050%, 03/01/2016	175,000	176,757

		5,093,013

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Health Care - 0.22%
Thermo Fisher Scientific, Inc.
3.200%, 03/01/2016	$350,000	$354,800
4.500%, 03/01/2021	350,000	356,550

		711,350
Industrials - 1.06%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	78,362	94,034
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,690,867	1,944,497
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	87,514	96,703
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	174,675
Honeywell International, Inc.
4.250%, 03/01/2021	880,000	889,264
Waste Management, Inc.
6.375%, 03/11/2015	80,000	90,840
7.375%, 03/11/2019	70,000	84,421

		3,374,434
Information Technology - 0.20%
International Business Machines Corp.
7.625%, 10/15/2018	350,000	442,327
Juniper Networks Inc.
4.600%, 03/15/2021	175,000	174,774

		617,101
Telecommunication Services - 0.63%
AT&T, Inc.
5.800%, 02/15/2019	400,000	446,936
Nextel Communications, Inc.
5.950%, 03/15/2014	300,000	301,500
Sprint Capital Corp.
8.375%, 03/15/2012	540,000	573,075
Telefonica Emisiones SAU
3.992%, 02/16/2016	315,000	316,246
5.462%, 02/16/2021	350,000	355,197

		1,992,954
Utilities - 0.42%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	580,000	629,300
E.CL SA
5.625%, 01/15/2021 (S)	140,000	137,365
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	450,000	571,223

		1,337,888

TOTAL CORPORATE BONDS (Cost $20,620,137)		$20,712,491

CONVERTIBLE BONDS - 4.26%
Consumer Discretionary - 0.63%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	354,000	450,465
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016)
06/15/2036	1,535,000	1,558,025

		2,008,490
Energy - 1.04%
Oil States International, Inc.
2.375%, 07/01/2025	521,000	1,203,510

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Energy (continued)
Peabody Energy Corp.
4.750%, 12/15/2041	$1,641,000	$2,108,685

		3,312,195
Financials - 0.37%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	1,160,000	1,158,550
Health Care - 0.23%
Lifepoint Hospitals, Inc.
3.250%, 08/15/2025	706,000	725,415
Industrials - 0.26%
Actuant Corp.
2.000%, 11/15/2023	575,000	829,438
Information Technology - 0.78%
Liberty Media LLC
3.125%, 03/30/2023	866,000	1,067,345
Linear Technology Corp.
3.000%, 05/01/2027	205,000	223,194
Xilinx, Inc.
3.125%, 03/15/2037	1,021,000	1,200,951

		2,491,490
Materials - 0.66%
Newmont Mining Corp.
1.250%, 07/15/2014	212,000	282,755
1.625%, 07/15/2017	588,000	796,005
United States Steel Corp.
4.000%, 05/15/2014	527,000	1,014,475

		2,093,235
Telecommunication Services - 0.29%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	729,000	708,953
SBA Communications Corp.
1.875%, 05/01/2013	185,000	212,056

		921,009

TOTAL CONVERTIBLE BONDS (Cost $13,100,194)		$13,539,822

TERM LOANS (M) - 8.86%
Consumer Discretionary - 6.00%
Bausch & Lomb, Inc.
3.510%, 04/24/2015	800,000	794,500
Cedar Fair LP
- 12/31/2017 (T)	250,000	251,250
Charter Communications Operating LLC
3.560%, 09/06/2016	800,000	801,875
CSC Holdings, Inc.
- 03/29/2016 (T)	775,000	779,263
Dineequity, Inc.
- 10/31/2017 (T)	150,000	151,125
Dollar General Corp.
3.054%, 07/07/2014	2,800,000	2,801,896
Dunkin Brands, Inc.
- 11/23/2017 (T)	1,250,000	1,258,586
5.750%, 10/25/2017	2,900,000	2,919,920
Federal Mogul Corp.
2.197%, 06/27/2015	4,875,000	4,734,080
Intelsat Jackson Holdings SA
5.250%, 04/03/2018	3,075,000	3,095,661
Univision Communications, Inc.
4.510%, 03/31/2017	1,525,000	1,487,511

		19,075,667

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Staples - 0.32%
Reynolds Group Holdings, Inc.
- 02/09/2018 (T)	$1,000,000	$1,003,611
Financials - 0.47%
MSCI International
- 06/01/2016 (T)	1,500,000	1,507,500
Health Care - 0.98%
HCA, Inc.
1.553%, 11/16/2012	3,125,000	3,107,941
Information Technology - 0.52%
Fidelity National Information Services, Inc.
5.250%, 07/18/2016	600,000	605,120
First Data Corp.
3.011%, 09/24/2014	1,100,000	1,041,376

		1,646,496
Materials - 0.24%
Nalco Holding Company
- 05/13/2016 (T)	750,000	748,594
Utilities - 0.33%
Calpine Corp.
7.000%, 07/03/2017	1,050,000	1,059,844

TOTAL TERM LOANS (Cost $28,198,458)		$28,149,653

SECURITIES LENDING COLLATERAL - 0.24%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	76,737	767,943

TOTAL SECURITIES LENDING
COLLATERAL (Cost $767,925)		$767,943

SHORT-TERM INVESTMENTS - 16.15%
Short-Term Securities* - 16.15%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$4,408,674	$4,408,674
T. Rowe Price Prime Reserve Fund, 0.2212%	46,893,532	46,893,532

		51,302,206

TOTAL SHORT-TERM INVESTMENTS (Cost $51,302,206)		$51,302,206

Total Investments (Capital Appreciation Value Fund)
(Cost $313,797,073) - 101.79%		$323,358,405
Other assets and liabilities, net - (1.79%)		(5,673,733)

TOTAL NET ASSETS - 100.00%		$317,684,672

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 54.31%
U.S. Government - 10.65%
U.S. Treasury Bonds
4.250%, 11/15/2040	$1,690,000	$1,620,815
4.375%, 05/15/2040	3,806,000	3,730,489
4.500%, 02/15/2036	5,106,000	5,173,016
4.750%, 02/15/2041	3,343,000	3,485,599
U.S. Treasury Notes
0.625%, 01/31/2013	3,977,000	3,974,980
1.250%, 02/15/2014	4,982,000	4,994,455
2.000%, 01/31/2016	3,612,000	3,595,067
2.125%, 05/31/2015 to 02/29/2016	13,991,000	14,067,396

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.375%, 10/31/2014	$2,392,000	$2,466,004
2.625%, 01/31/2018	15,757,000	15,578,505
3.625%, 02/15/2021	4,396,000	4,472,244

		63,158,570
U.S. Government Agency - 43.66%
Federal Home Loan Mortgage Corp.
4.500%, TBA	7,400,000	7,521,545
4.500%, 10/01/2030	327,406	339,083
5.000%, 01/01/2041 to 02/01/2041	5,778,000	6,030,788
5.500%, 11/01/2018 to 08/01/2037	7,793,033	8,418,383
5.560%, 10/01/2038 (P)	186,514	199,395
5.662%, 03/01/2036 (P)	135,026	144,352
5.698%, 03/01/2036 (P)	21,070	22,525
5.765%, 07/01/2038 (P)	1,586,986	1,696,588
5.866%, 11/01/2037 (P)	70,078	74,050
5.878%, 12/01/2036 (P)	736,123	786,962
5.889%, 03/01/2037 (P)	219,048	233,836
5.918%, 05/01/2037 (P)	3,393,518	3,627,883
5.935%, 06/01/2036 (P)	534,327	571,229
5.942%, 01/01/2037 (P)	44,830	47,926
5.979%, 06/01/2038 (P)	896,925	958,869
6.000%, 05/01/2020 to 10/01/2038	12,975,490	14,261,595
6.000%, 10/01/2037 (P)	1,376,269	1,471,317
6.055%, 11/01/2036 (P)	708,620	757,559
6.073%, 04/01/2037 (P)	256,692	274,420
6.130%, 06/01/2037 (P)	100,635	107,585
6.500%, 07/01/2034 to 08/01/2038	3,666,768	4,090,507
7.500%, 07/25/2043	277,976	314,018
Federal National Mortgage Association
3.000%, TBA	10,800,000	10,510,754
3.500%, TBA	4,800,000	4,800,979
3.500%, 07/01/2025 to 02/01/2041	49,970,297	48,809,163
4.000%, 09/25/2039	2,472,590	2,544,236
4.500%, TBA	16,000,000	16,757,406
4.500%, TBA	5,400,000	5,503,379
4.500%, 11/01/2019 to 12/01/2030	651,699	671,397
5.000%, 10/01/2040 to 02/01/2041	17,992,133	18,779,306
5.500%, 10/01/2020 to 09/01/2034	5,038,992	5,420,205
5.531%, 02/01/2039 (P)	438,518	467,461
5.689%, 10/01/2037 (P)	151,705	160,378
5.845%, 02/01/2037 (P)	139,189	148,801
5.848%, 10/01/2037 (P)	113,421	121,254
5.857%, 09/01/2037 (P)	482,842	513,520
5.867%, 01/01/2037 (P)	146,838	156,979
5.911%, 01/01/2037 to 04/01/2037 (P)	348,005	372,039
5.917%, 07/01/2037 (P)	338,476	361,852
5.935%, 09/01/2037 (P)	144,906	154,914
5.936%, 03/01/2037 (P)	221,643	236,950
5.997%, 12/01/2036 (P)	93,687	100,157
6.000%, TBA	1,500,000	1,630,355
6.000%, 11/01/2023 to 08/01/2037	51,345,596	56,485,679
6.016%, 07/01/2037 (P)	189,726	202,829
6.038%, 10/01/2037 (P)	96,864	103,554
6.042%, 09/01/2037 (P)	88,581	94,699
6.048%, 10/01/2037 (P)	139,893	149,007
6.063%, 11/01/2037 (P)	167,110	178,651
6.267%, 09/01/2037 (P)	167,853	182,616
6.342%, 10/01/2036 (P)	118,346	126,519
6.500%, 12/01/2030 to 10/01/2036	1,065,525	1,192,156
7.000%, 06/01/2035 to 01/01/2039	1,616,495	1,838,211
Government National Mortgage Association
3.000%, 02/20/2041 (P)	518,000	513,831

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
3.500%, TBA	$20,861,000	$19,998,622
3.500%, 10/20/2040 to 12/20/2040	5,375,426	5,133,685
3.500%, 01/20/2041 (P)	1,506,632	1,558,570
6.500%, 12/15/2032	876,044	988,675

		258,919,204

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $320,994,175)		$322,077,774

FOREIGN GOVERNMENT
OBLIGATIONS - 2.13%
Canada - 0.23%
Province of Ontario
3.150%, 12/15/2017	1,380,000	1,369,707
Chile - 0.24%
Republic of Chile
3.875%, 08/05/2020	1,445,000	1,403,818
Mexico - 0.34%
Government of Mexico
5.125%, 01/15/2020	1,312,000	1,374,320
6.050%, 01/11/2040	652,000	665,040

		2,039,360
Norway - 0.12%
Kommunalbanken AS
1.750%, 10/05/2015 (S)	725,000	702,080
Poland - 0.15%
Republic of Poland
3.875%, 07/16/2015	870,000	881,922
Qatar - 0.46%
Government of Qatar
4.000%, 01/20/2015 (S)	2,680,000	2,747,000
South Korea - 0.28%
Export-Import Bank of Korea
5.875%, 01/14/2015	360,000	391,134
Korea Development Bank
3.250%, 03/09/2016	1,306,000	1,263,427

		1,654,561
Sweden - 0.31%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,766,000	1,847,524

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,715,317)		$12,645,972

CORPORATE BONDS - 21.46%
Consumer Discretionary - 0.67%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	785,000	1,045,939
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	1,154,000	1,308,843
News America, Inc.
6.150%, 02/15/2041 (S)	980,000	996,129
Thomson Reuters Corp.
5.950%, 07/15/2013	555,000	613,737

		3,964,648
Consumer Staples - 0.67%
Altria Group, Inc.
10.200%, 02/06/2039	525,000	742,550

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	$1,455,000	$1,546,738
Centros Comerciales Sudamericanos SA
5.500%, 01/20/2021 (S)	645,000	626,406
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	65,000	64,735
Kraft Foods, Inc.
6.500%, 02/09/2040	785,000	845,357
Woolworths, Ltd.
4.000%, 09/22/2020 (S)	180,000	175,554

		4,001,340
Energy - 2.54%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	525,000	575,866
6.200%, 03/15/2040	875,000	856,536
6.375%, 09/15/2017	859,000	957,436
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	965,000	942,248
5.750%, 01/26/2041 (S)	420,000	425,331
El Paso Pipeline Partners Operating
Company LLC
7.500%, 11/15/2040	405,000	457,870
Energy Transfer Partners LP
9.000%, 04/15/2019	590,000	751,712
Husky Energy, Inc.
5.900%, 06/15/2014	545,000	604,238
7.250%, 12/15/2019	617,000	733,107
Kerr-McGee Corp.
6.950%, 07/01/2024	875,000	980,424
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	985,000	990,930
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	985,000	997,896
Occidental Petroleum Corp.
4.100%, 02/01/2021	390,000	385,595
Petrobras International Finance Company
5.375%, 01/27/2021	1,135,000	1,138,999
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	1,341,000	1,334,401
Schlumberger Oilfield UK PLC
4.200%, 01/15/2021 (S)	965,000	968,988
Transocean, Inc.
4.950%, 11/15/2015	1,835,000	1,941,711

		15,043,288
Financials - 9.57%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,865,000	2,959,811
American Express Credit Corp.
2.750%, 09/15/2015	620,000	610,066
5.125%, 08/25/2014	1,640,000	1,772,553
American International Group, Inc.
6.400%, 12/15/2020	1,432,000	1,552,269
Bank of America Corp.
3.700%, 09/01/2015	850,000	859,070
5.625%, 07/01/2020	1,250,000	1,299,316
5.875%, 01/05/2021	490,000	519,834
6.000%, 09/01/2017	915,000	987,136
7.375%, 05/15/2014	1,115,000	1,269,472
Barclays Bank PLC
2.500%, 09/21/2015 (S)	1,865,000	1,829,893
5.140%, 10/14/2020	977,000	927,302
BNP Paribas Home Loan Covered Bonds SA
2.200%, 11/02/2015 (S)	2,025,000	1,941,868

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (S)	$2,440,000	$2,438,519
Capital One Bank USA NA
8.800%, 07/15/2019	795,000	1,003,461
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,770,300
Citigroup, Inc.
4.750%, 05/19/2015	1,080,000	1,140,407
5.375%, 08/09/2020	330,000	341,853
6.375%, 08/12/2014	733,000	817,859
CNA Financial Corp.
5.750%, 08/15/2021	620,000	635,871
6.500%, 08/15/2016	165,000	181,745
Credit Suisse New York
6.000%, 02/15/2018	945,000	1,009,044
DnB Nor Boligkreditt
2.100%, 10/14/2015 (S)	1,100,000	1,056,190
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	1,060,000	1,076,859
General Electric Capital Corp.
4.625%, 01/07/2021	980,000	973,871
HCP, Inc.
3.750%, 02/01/2016	685,000	691,498
5.375%, 02/01/2021	970,000	990,704
5.650%, 12/15/2013	1,080,000	1,179,871
6.750%, 02/01/2041	720,000	776,763
HSBC Bank PLC
3.500%, 06/28/2015 (S)	990,000	1,008,447
4.750%, 01/19/2021 (S)	890,000	890,330
HSBC Holdings PLC
6.800%, 06/01/2038	1,080,000	1,152,695
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	1,080,000	1,089,029
JPMorgan Chase & Company
3.450%, 03/01/2016	1,315,000	1,321,495
JPMorgan Chase Bank NA
6.000%, 10/01/2017	897,000	988,627
Kilroy Realty LP
5.000%, 11/03/2015	360,000	360,123
6.625%, 06/01/2020	515,000	529,432
Lazard Group LLC
6.850%, 06/15/2017	1,500,000	1,597,755
7.125%, 05/15/2015	1,125,000	1,238,030
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	677,000	695,695
Lloyds TSB Bank PLC
6.375%, 01/21/2021	715,000	739,670
6.500%, 09/14/2020 (S)	509,000	490,883
Morgan Stanley
3.450%, 11/02/2015	510,000	503,890
5.750%, 01/25/2021	1,150,000	1,181,201
5.950%, 12/28/2017	575,000	613,764
Nordea Bank AB
3.700%, 11/13/2014 (S)	695,000	721,397
4.875%, 01/14/2021 (S)	335,000	338,828
Prudential Financial, Inc.
4.500%, 11/15/2020	350,000	345,573
6.200%, 11/15/2040	395,000	417,797
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)	1,050,000	1,028,555
Tanger Properties LP
6.125%, 06/01/2020	535,000	578,659
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,220,000	1,218,288
6.250%, 02/01/2041	1,150,000	1,170,309

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.750%, 10/01/2037	$618,000	$633,423
US Bank NA
5.920%, 05/25/2012	567,792	599,844
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	786,000	829,583
WEA Finance LLC
7.125%, 04/15/2018 (S)	660,000	765,856
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	571,000	652,489
WR Berkley Corp.
5.375%, 09/15/2020	460,000	465,292

		56,780,364
Health Care - 1.53%
Allergan, Inc.
3.375%, 09/15/2020	1,460,000	1,371,641
Amgen, Inc.
3.450%, 10/01/2020	1,550,000	1,460,229
Boston Scientific Corp.
5.125%, 01/12/2017	610,000	626,706
6.400%, 06/15/2016	595,000	650,119
Coventry Health Care, Inc.
5.950%, 03/15/2017	880,000	913,561
Life Technologies Corp.
3.500%, 01/15/2016	1,405,000	1,403,034
McKesson Corp.
3.250%, 03/01/2016	525,000	527,607
Merck & Company, Inc.
3.875%, 01/15/2021	830,000	812,645
UnitedHealth Group, Inc.
5.950%, 02/15/2041	1,255,000	1,277,967

		9,043,509
Industrials - 0.66%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	823,000	857,556
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,925,000	2,041,043
L-3 Communications Corp.
4.950%, 02/15/2021	530,000	537,558
Northrop Grumman Corp.
3.500%, 03/15/2021	530,000	491,415

		3,927,572
Information Technology - 0.35%
Adobe Systems, Inc.
4.750%, 02/01/2020	735,000	748,880
Arrow Electronics, Inc.
5.125%, 03/01/2021	520,000	512,216
Juniper Networks Inc.
3.100%, 03/15/2016	230,000	229,604
4.600%, 03/15/2021	165,000	164,787
5.950%, 03/15/2041	395,000	394,822

		2,050,309
Materials - 1.03%
ArcelorMittal
5.500%, 03/01/2021	985,000	978,666
6.750%, 03/01/2041	655,000	649,603
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)	370,000	349,308
The Dow Chemical Company
4.850%, 08/15/2012	1,190,000	1,252,970
5.900%, 02/15/2015	605,000	674,760

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company (continued)
8.550%, 05/15/2019	$1,139,000	$1,443,320
Vale Overseas, Ltd.
6.875%, 11/10/2039	685,000	738,803

		6,087,430
Telecommunication Services - 2.47%
America Movil SAB de CV
5.000%, 10/16/2019	1,153,000	1,185,620
American Tower Corp.
4.500%, 01/15/2018	1,285,000	1,273,756
5.050%, 09/01/2020	367,000	360,491
British Telecommunications PLC
9.875%, 12/15/2030	370,000	513,004
Frontier Communications Corp.
8.125%, 10/01/2018	185,000	205,581
8.250%, 04/15/2017	660,000	729,300
8.500%, 04/15/2020	360,000	399,600
NBC Universal Media LLC
2.875%, 04/01/2016 (S)	1,052,000	1,016,335
NBCUniversal Media LLC
4.375%, 04/01/2021 (S)	553,000	531,810
5.950%, 04/01/2041 (S)	643,000	633,230
Qwest Corp.
7.500%, 10/01/2014	655,000	749,975
Rogers Communications, Inc.
6.375%, 03/01/2014	1,135,000	1,278,842
Telefonica Emisiones SAU
3.992%, 02/16/2016	1,140,000	1,144,511
5.462%, 02/16/2021	1,140,000	1,156,927
5.984%, 06/20/2011	820,000	832,791
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	558,742
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	1,360,000	1,311,040
Verizon Wireless Capital LLC
8.500%, 11/15/2018	585,000	758,018

		14,639,573
Utilities - 1.97%
Ameren Corp.
8.875%, 05/15/2014	770,000	885,023
CMS Energy Corp.
5.050%, 02/15/2018	805,000	810,510
Constellation Energy Group, Inc.
5.150%, 12/01/2020	100,000	100,235
Dominion Resources, Inc.
8.875%, 01/15/2019	1,850,000	2,378,515
DPL, Inc.
6.875%, 09/01/2011	1,110,000	1,141,028
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	560,000	585,664
6.800%, 08/15/2039	330,000	325,854
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	815,000	799,492
Midamerican Energy Holdings Company
6.500%, 09/15/2037	500,000	555,764
Nevada Power Company
8.250%, 06/01/2011	2,045,000	2,082,755
PacifiCorp
6.250%, 10/15/2037	510,000	566,853
Progress Energy, Inc.
4.400%, 01/15/2021	880,000	875,225

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Progress Energy, Inc. (continued)
6.850%, 04/15/2012	$570,000	$605,355

		11,712,273

TOTAL CORPORATE BONDS (Cost $124,501,709)		$127,250,306

MUNICIPAL BONDS - 1.13%
California - 0.44%
Los Angeles Community College District
6.750%, 08/01/2049	710,000	757,499
Los Angeles Department of Water & Power
6.574%, 07/01/2045	790,000	828,228
State of California
7.600%, 11/01/2040	915,000	994,065

		2,579,792
Illinois - 0.27%
State of Illinois
5.365%, 03/01/2017	525,000	526,208
5.665%, 03/01/2018	525,000	526,124
5.877%, 03/01/2019	525,000	526,365

		1,578,697
Nevada - 0.12%
County of Clark
6.820%, 07/01/2045	735,000	729,127
New Jersey - 0.17%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	920,000	995,026
Texas - 0.13%
North Texas Tollway Authority
6.718%, 01/01/2049	795,000	794,682

TOTAL MUNICIPAL BONDS (Cost $6,526,123)		$6,677,324

CAPITAL PREFERRED SECURITIES - 0.19%
Financials - 0.19%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	1,085,000	1,135,602

TOTAL CAPITAL PREFERRED SECURITIES (Cost $948,037) $		1,135,602

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.14%
Commercial & Residential - 11.81%
Americold LLC Trust, Series 2010-ARTA,
Class A1
3.847%, 01/14/2029 (S)	1,387,984	1,410,742
Asset Securitization Corp., Series 1996-D3,
Class A2
7.774%, 10/13/2026 (P)	205,053	207,875
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	264,000	267,071
Series 2005-4, Class A5A,
4.933%, 07/10/2045	1,808,000	1,921,485
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	236,981
Series 2006-6, Class A4,
5.356%, 10/10/2045	1,204,000	1,282,795
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	656,000	716,970
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	147,848
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	208,000	207,644

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	52,828	$53,719
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	254,537
Series 2007-PW6, Class A1,
5.593%, 06/11/2040	297,349	301,560
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM
5.222%, 07/15/2044 (P)	674,000	710,871
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	1,083,000	1,137,346
Commercial Mortgage Pass Through
Certificates, Series 2001-J2A, Class B
6.304%, 07/16/2034 (S)	854,000	866,075
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	1,474	1,474
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	841,000	878,112
Series 2003-CPN1, Class B,
4.723%, 03/15/2035	345,000	358,169
Series 2005-C3, Class AM,
4.730%, 07/15/2037	489,000	508,287
Series 2005-C1, Class A3,
4.813%, 02/15/2038	546,547	561,101
Series 2005-C2, Class A4,
4.832%, 04/15/2037	713,000	751,785
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	959,000	1,003,510
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	739,000	768,257
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	597,000	620,371
Credit Suisse Mortgage Capital Certificates,
Series 2007-C2, Class A2
5.448%, 01/15/2049 (P)	505,792	514,341
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,175,243	1,219,989
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	533,717	529,391
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	188,000	193,343
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1,
5.560%, 06/10/2038	26,601	26,596
Series 2002-1A, Class A3,
6.269%, 12/10/2035	243,079	251,800
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	409,000	436,572
Series 2003-C2, Class A2,
5.471%, 05/10/2040 (P)	1,067,000	1,146,938
Series 2003-C2, Class B,
5.487%, 05/10/2040 (P)	590,000	626,970
Series 2003-C2, Class D,
5.487%, 05/10/2040 (P)	233,000	243,380

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GMAC Commercial Mortgage
Securities, Inc. (continued)
Series 2001-C2, Class A2,
6.700%, 04/15/2034	164,700	$165,013
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	129,160
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class B,
4.229%, 07/05/2035	432,000	445,364
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	2,778,000	2,962,388
Series 2006-GG7, Class A4,
5.883%, 07/10/2038 (P)	1,161,000	1,275,076
GS Mortgage Securities Corp. II
Series 2010, Class C2,
3.849%, 12/10/2043 (S)	756,224	771,940
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	1,347,000	1,424,429
Series 2010, Class C2,
5.162%, 12/10/2043 (P)(S)	565,000	593,004
Series 2004-GG2, Class A6,
5.396%, 08/10/2038 (P)	657,000	707,401
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,573,871	1,570,424
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	1,211,062	1,248,869
Series 2003-C1, Class A1,
4.275%, 01/12/2037	342,123	349,611
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,330,000	1,284,697
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	154,172	158,663
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	606,000	640,915
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	223,000	236,892
Series 2002-C2, Class A2,
5.050%, 12/12/2034	500,000	524,470
Series 2004-CB9, Class A2,
5.108%, 06/12/2041 (P)	368,737	370,477
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	577,000	606,880
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	344,000	356,024
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	156,331
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	177,326
Series 2005-LDP5, Class A4,
5.229%, 12/15/2044 (P)	440,000	474,172
Series 2005-CB13, Class A4,
5.280%, 01/12/2043 (P)	722,000	772,651
Series 2007-LDPX, Class A3S,
5.317%, 01/15/2049	1,107,000	1,125,615
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	455,000	485,166
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	351,000	373,033
Series 2002-C1, Class A3,
5.376%, 07/12/2037	362,000	376,597
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	664,000	711,215

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	1,400,000	$1,518,607
Series 2007-LD11, Class ASB,
5.818%, 06/15/2049 (P)	722,000	764,786
Series 2007-LD12, Class A3,
5.989%, 02/15/2051 (P)	927,000	979,620
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	448,000	462,457
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	429,987	436,919
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	303,456
JPMorgan Commercial Mortgage
Finance Corp., Series 2000-C10, Class C
7.717%, 08/15/2032 (P)	55,348	55,346
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A3,
5.940%, 07/15/2044 (P)	300,000	318,284
Series 2007-C3, Class A4,
5.950%, 07/15/2044 (P)	906,000	977,570
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	161,813	165,215
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	240,648
Series 2005-C1, Class A4,
4.742%, 02/15/2030	326,000	344,116
Series 2002-C4, Class A5,
4.853%, 09/15/2031	3,236,000	3,378,547
Series 2002-C7, Class A4,
4.960%, 12/15/2031	744,000	782,438
Series 2005-C2, Class A4,
4.998%, 04/15/2030	1,032,000	1,058,317
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	983,000	1,048,255
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	161,000	171,200
Series 2002-C2, Class A4,
5.594%, 06/15/2031	295,000	307,300
Series 2007-C6, Class A3,
5.933%, 07/15/2040	1,325,000	1,400,134
Series 2008-C1, Class A2,
6.098%, 04/15/2041 (P)	636,000	704,960
Series 2001-C2, Class A2,
6.653%, 11/15/2027	44,707	44,791
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,036,000	1,088,509
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	341,490
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	38,000	40,549
Series 2005-CKI1, Class A6,
5.241%, 11/12/2037 (P)	643,000	691,083
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	57,318	58,132
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	354,000	373,216
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	703,000	720,661

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2003-IQ6, Class A4,
4.970%, 12/15/2041	659,000	$701,833
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	2,473,000	2,640,488
Series 2003-T11, Class A4,
5.150%, 06/13/2041	814,000	864,567
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	856,000	864,485
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	309,232	320,193
Series 2008-HQ8, Class AM,
5.436%, 03/12/2044 (P)	343,000	365,213
Series 2007-IQ14, Class AAB,
5.654%, 04/15/2049 (P)	228,000	241,343
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	223,000	234,383
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	286,462
Series 2001, Class A4,
6.390%, 07/15/2033	536,301	539,964
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	242,279
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.372%, 02/25/2047 (P)	48,553	43,291
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.265%, 03/15/2030 (P)	1,035,000	1,130,151
PNC Mortgage Acceptance Corp.,
Series 2001-C1, Class A2
6.360%, 03/12/2034	44,639	44,652
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	234,000	234,890
Salomon Brothers
Mortgage Securities VII, Inc.
Series 2001-C2, Class A3,
6.499%, 11/13/2036	709,083	721,384
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	61,649	61,838
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	331,927	339,450
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	329,000	329,000
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	197,000	199,697

		70,019,877
U.S. Government Agency - 11.33%
Federal Home Loan Mortgage Corp.
Series K008, Class A1,
2.746%, 12/25/2019	1,470,926	1,444,433
Series K010, Class A1,
3.320%, 07/25/2020	2,246,000	2,268,107
Series K007, Class A1,
3.342%, 12/25/2019	1,017,203	1,029,266
Series 2727, Class PW,
3.570%, 06/15/2029	20,991	21,365
Series 3704, Class CA,
4.000%, 12/15/2036	17,056,176	17,504,107

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3631, Class PA,
4.000%, 02/15/2040	1,618,727	$1,665,636
Series K005, Class A2,
4.317%, 11/25/2019	1,687,000	1,710,308
Series 3598, Class MA,
4.500%, 11/15/2038	842,272	871,646
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	687,485
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	79,030
Series 3455, Class A,
5.000%, 06/15/2038	7,895,232	8,234,493
Series 2005-3035, Class PA,
5.500%, 09/15/2035	174,606	188,743
Series 2005-3028, Class PG,
5.500%, 09/15/2035	128,305	138,030
Series 3325, Class JL,
5.500%, 06/15/2037	422,439	447,793
Series 2479, Class PG,
6.000%, 08/15/2032	822,105	888,656
Series 2980, Class QA,
6.000%, 05/15/2035	272,029	295,038
Series T-59, Class 1A3,
7.500%, 10/25/2043	357,096	414,615
Series T-60, Class 1A3,
7.500%, 03/25/2044	388,100	444,227
Federal National Mortgage Association
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,155,694	1,186,724
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,145,831
Series 2007-30, Class MA,
4.250%, 02/25/2037	2,689	2,789
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,064,000	1,078,686
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	4,300,000	4,350,529
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	382,845
Series 3652, Class AP,
4.500%, 03/15/2040	3,378,481	3,542,157
Series 2010-54, Class EA,
4.500%, 06/25/2040	2,527,993	2,667,497
Series 2009-78, Class J,
5.000%, 09/25/2019	1,132,557	1,209,005
Series 2005-58, Class MA,
5.500%, 07/25/2035	177,644	192,430
Series 2009-71, Class JT,
6.000%, 06/25/2036	569,915	618,282
Series 2007-77, Class MH,
6.000%, 12/25/2036	5,377,694	5,647,162
Series 2001-81, Class HE,
6.500%, 01/25/2032	4,548,689	5,030,687
Series 2002-33, Class A2,
7.500%, 06/25/2032	274,585	310,399
Series 2001-T7, Class A1,
7.500%, 02/25/2041	258,528	292,035
Series 2002-T6, Class A2,
7.500%, 10/25/2041	383,580	436,661
Series 2002-W4, Class A5,
7.500%, 05/25/2042	271,340	308,208
Series 2002-T16, Class A3,
7.500%, 07/25/2042	212,961	238,654

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2002-T18, Class A4,
7.500%, 08/25/2042	213,010	$245,235

		67,218,794

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $137,378,101)		$137,238,671

ASSET BACKED SECURITIES - 6.95%
Ally Master Owner Trust, Series 2011-1 A2
2.150%, 01/15/2016	2,806,000	2,801,050
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.326%, 01/15/2016 (P)	1,721,000	1,710,729
Series 2005-A9, Class A,
0.356%, 08/15/2018 (P)	2,725,000	2,675,832
Series 2007-A8, Class A8,
0.602%, 10/15/2015 (P)	1,350,000	1,349,038
Citibank Credit Card Issuance Trust,
Series 2009-A5, Class A5
2.250%, 12/23/2014	489,000	499,575
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.302%, 12/25/2036 (P)	56,479	54,009
Discover Card Master Trust, Series 2011-A1,
Class A1
0.612%, 08/15/2016 (P)	2,131,000	2,131,000
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3
2.170%, 10/15/2013	700,470	708,275
Ford Credit Floorplan Master Owner Trust,
Series 2010-1, Class A
1.916%, 12/15/2014 (P)(S)	2,204,000	2,247,571
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.810%, 01/17/2017 (P)	1,503,000	1,503,001
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.302%, 01/25/2037 (P)	24,724	24,030
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.312%, 12/25/2036 (P)	16,956	16,502
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.483%, 10/27/2036 (P)	1,285,000	1,197,498
Series 2008-3, Class A4,
1.962%, 11/25/2024 (P)	2,921,000	3,032,486
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.902%, 12/15/2032 (P)	2,599,000	2,689,699
SLM Student Loan Trust
Series 2007-4, Class A3,
0.363%, 01/25/2022 (P)	1,783,000	1,762,786
Series 2006-3, Class A4,
0.383%, 07/25/2019 (P)	1,383,000	1,370,986
Series 2005-6, Class A5A,
0.413%, 07/27/2026 (P)	3,283,000	3,177,721
Series 2005-7, Class A4,
0.453%, 10/25/2029 (P)	956,000	884,885
Series 2004-7, Class A5,
0.473%, 01/27/2020 (P)	1,268,000	1,259,790
Series 2010-1, Class A,
0.662%, 03/25/2025 (P)	898,018	897,983

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2008-6, Class A2,
0.853%, 10/25/2017 (P)	2,079,000	$2,082,896
Series 2008-4, Class A2,
1.353%, 07/25/2016 (P)	729,000	739,240
Series 2008-5, Class A2,
1.403%, 10/25/2016 (P)	1,603,444	1,623,364
Series 2008-5, Class A3,
1.603%, 01/25/2018 (P)	462,000	474,814
Series 2008-4, Class A4,
1.953%, 07/25/2022 (P)	1,100,000	1,145,972
Series 2008-5, Class A4,
2.003%, 07/25/2023 (P)	1,765,000	1,845,917
World Financial Network Credit Card
Master Trust, Series 2009-A, Class A
4.600%, 09/15/2015	1,264,000	1,293,654

TOTAL ASSET BACKED SECURITIES (Cost $41,158,082)		$41,200,303

SHORT-TERM INVESTMENTS - 2.04%
Short-Term Securities* - 2.04%
State Street Institutional Liquid Reserves
Fund, 0.2053%	12,088,615	12,088,615

TOTAL SHORT-TERM INVESTMENTS (Cost $12,088,615)		$12,088,615

Total Investments (Core Bond Fund)
(Cost $656,310,159) - 111.35%		$660,314,567
Other assets and liabilities, net - (11.35%)		(67,302,765)

TOTAL NET ASSETS - 100.00%		$593,011,802

TBA SALE COMMITMENTS OUTSTANDING

	Principal
	Amount	Value

Federal National Mortgage Association - (4.13)%
4.500%, TBA	$(18,300,000)	$(19,166,284)
6.000%, TBA	$(4,900,000)	(5,297,882)

		(24,464,166)

TOTAL TBA SALE COMMITMENTS
OUTSTANDING (Cost $(24,185,672))		$(24,464,166)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.07%
Affiliated Investment Companies - 40.02%
Equity - 27.97%
John Hancock Funds II (G) - 27.97%
Index 500, Class NAV (John Hancock) (2)(A)	678,186	$6,659,798
International Equity Index, Class NAV (SSgA)	68,005	1,250,617
Fixed Income - 12.05%
John Hancock Funds II (G) - 12.05%
Total Bond Market,
Class NAV (Declaration) (A)	331,668	3,409,544

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Unaffiliated Investment Companies - 60.05%
Equity - 41.94%
American Funds Capital World Growth and
Income Fund, Class R5	28,759	$1,062,658
American Funds EuroPacific Growth
Fund, Class R5	19,028	810,224
American Funds New Perspective
Fund, Class R5	35,583	1,058,231
American Funds The Growth Fund of
America, Class R5	71,498	2,285,778
American Funds The Investment Company of
America, Class R5	147,944	4,359,910
American Funds Washington Mutual Investors
Fund, Class R5	79,970	2,287,937
Fixed Income - 18.11%
American Funds U.S. Government Securities
Fund, Class R5	369,630	5,123,065

TOTAL INVESTMENT COMPANIES (Cost $24,446,114)		$28,307,762

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $24,446,114) - 100.07%		$28,307,762
Other assets and liabilities, net - (0.07%)		(19,394)

TOTAL NET ASSETS - 100.00%		$28,288,368

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.16%
Affiliated Investment Companies - 40.06%
Equity - 24.09%
John Hancock Funds II (G) - 24.09%
Index 500, Class NAV (John Hancock) (2)(A)	251,057	$2,465,379
International Equity Index, Class NAV (SSgA)	37,155	683,283
Fixed Income - 15.97%
John Hancock Funds II (G) - 15.97%
Total Bond Market,
Class NAV (Declaration) (A)	203,055	2,087,405
Unaffiliated Investment Companies - 60.10%
Equity - 36.14%
American Funds EuroPacific Growth
Fund, Class R5	24,071	1,024,926
American Funds The Growth Fund of
America, Class R5	28,886	923,490
American Funds The Investment Company of
America, Class R5	62,725	1,848,509
American Funds Washington Mutual Investors
Fund, Class R5	32,356	925,714
Fixed Income - 23.96%
American Funds U.S. Government Securities
Fund, Class R5	225,926	3,131,330

TOTAL INVESTMENT COMPANIES (Cost $11,302,168)		$13,090,036

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $11,302,168) - 100.16%		$13,090,036
Other assets and liabilities, net - (0.16%)		(21,081)

TOTAL NET ASSETS - 100.00%		$13,068,955

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.07%
Affiliated Investment Companies - 40.04%
Equity - 26.05%
John Hancock Funds II (G) - 26.05%
Index 500, Class NAV (John Hancock) (2)(A)	276,853	$2,718,699
International Equity Index, Class NAV (SSgA)	280,144	5,151,855
Fixed Income - 13.99%
John Hancock Funds II (G) - 13.99%
Total Bond Market,
Class NAV (Declaration) (A)	411,162	4,226,743
Unaffiliated Investment Companies - 60.03%
Equity - 39.05%
American Funds Capital World Growth and
Income Fund, Class R5	70,655	2,610,698
American Funds EuroPacific Growth
Fund, Class R5	120,057	5,112,038
American Funds New Perspective
Fund, Class R5	87,602	2,605,269
American Funds The Investment Company of
America, Class R5	49,970	1,472,626
Fixed Income - 20.98%
American Funds U.S. Government Securities
Fund, Class R5	457,440	6,340,115

TOTAL INVESTMENT COMPANIES (Cost $27,460,249)		$30,238,043

Total Investments (Core Global Diversification Portfolio)
(Cost $27,460,249) - 100.07%		$30,238,043
Other assets and liabilities, net - (0.07%)		(20,544)

TOTAL NET ASSETS - 100.00%		$30,217,499

Emerging Markets Fund (formerly Emerging
Markets Value Fund)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Bermuda - 0.07%
Central European Media Enterprises, Ltd. (I)	76,522	$1,497,902
Brazil - 12.11%
Banco ABC Brasil SA	101,700	784,847
Banco Alfa de Investimento SA	10,300	45,749
Banco do Brasil SA	126,094	2,254,656
Banco Santander Brasil SA, ADR	2,491,873	30,351,013
Bematech SA	120,875	565,943
BHG SA - Brazil Hospitality Group (I)	1,400	16,534
BM&F Bovespa SA	5,349,700	36,365,613
BR Malls Participacoes SA	1,088,919	10,373,462
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	1,152,700	575,034
Braskem SA (L)	50,629	1,234,335
BRF - Brasil Foods SA (L)	923,550	16,448,426
Brookfield Incorporacoes SA	537,100	2,498,590
Camargo Correa
Desenvolvimento Imobiliario SA (I)	184,200	791,580
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR (L)	66,560	2,509,978
Cia Providencia Industria e Comercio SA	47,500	199,844
Cosan SA Industria e Comercio	312,500	4,881,521
CR2 Empreendimentos Imobiliarios SA	28,000	102,657
Embraer SA, ADR	175,929	5,992,142

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Empresa Brasileira de Aeronautica SA	32,692	$275,282
Even Construtora e Incorporadora SA	245,300	1,105,752
EZ Tec Empreendimentos e Participacoes SA	107,600	878,235
Fertilizantes Heringer SA (I)	61,700	381,963
Fibria Celulose SA, SADR (I)(L)	437,951	6,310,874
Gafisa SA	521,522	3,209,752
Gafisa SA, ADR (L)	393,000	4,963,590
General Shopping Brasil SA (I)	61,820	401,284
Gerdau SA	234,900	2,407,167
Gerdau SA, SADR	1,192,088	16,093,188
Grendene SA	240,600	1,359,322
Helbor Empreendimentos SA	40,000	456,786
Iguatemi Empresa de Shopping Centers SA	73,200	1,585,164
Industrias Romi SA	138,700	916,164
Inepar SA Industria E Construcoes (I)	12,100	39,053
Inpar SA (I)	751,517	1,382,163
JBS SA	2,389,479	8,961,623
JHSF Participacoes SA	335,500	647,286
Kroton Educacional SA (I)	81,713	982,245
Log-in Logistica Intermodal SA (I)	90,600	493,895
Magnesita Refratarios SA (I)	540,565	2,693,403
Marfrig Frigorificos e Comercio
de Alimentos SA	478,865	4,176,182
Metalfrio Solutions SA	16,800	108,042
Minerva SA	94,800	366,938
MPX Energia SA (I)	68,000	1,463,157
Paranapanema SA (I)	668,200	2,088,376
Perdigao SA	18,975	329,593
Petroleo Brasileiro SA	97,783	1,915,931
Petroleo Brasileiro SA, ADR	671,572	26,748,713
Petroleo Brasileiro SA, SADR (L)	837,292	29,447,560
Porto Seguro SA	186,076	2,963,706
Positivo Informatica SA	97,500	582,492
Profarma Distribuidora de
Produtos Farmaceuticos SA	48,000	437,072
Rodobens Negocios Imobiliarios SA	67,800	588,431
Rossi Residencial SA	121,400	941,255
Santos Brasil Participacoes SA	16,157	236,946
Sao Carlos Empreendimentos
e Participacoes SA	79,700	1,015,052
Sao Martinho SA	113,000	1,560,049
SLC Agricola SA	49,500	643,815
Springs Global Participacoes SA	135,767	408,003
Sul America SA	269,700	3,087,982
Tecnisa SA	41,600	241,029
TPI - Triunfo Participacoes e Investimentos SA	75,690	389,414
TRISUL SA	30,607	109,087
Ultrapar Participacoes SA, ADR (L)	190,080	3,039,379
Usinas Siderurgicas de Minas Gerais SA	418,144	6,740,367

		261,164,686
Chile - 1.89%
Almendral SA	744,630	90,761
Cementos Bio-Bio SA	2,795	6,843
Cia General de Electricidad	330,742	1,876,649
Cintac SA	78,352	55,983
Companhia Sudamericana de Vapores SA (I)	1,952,202	1,538,459
CorpBanca SA, SADR (L)	11,487	256,612
Cristalerias de Chile SA	62,943	796,427
Empresas CMPC SA	228,825	10,218,141
Empresas Copec SA	371,453	6,229,263
Empresas Iansa SA (I)	6,866,987	891,835
Empresas La Polar SA	478,900	2,782,723
Enersis SA, SADR	459,633	9,335,146

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
GASCO SA	227,676	$1,363,616
Grupo Security SA	593,749	251,437
Industrias Forestales SA	150,246	36,310
Inversiones Aguas Metropolitanas SA	1,022,683	1,558,149
Madeco SA	7,062,002	415,543
Masisa SA (I)	5,033,332	766,873
Paz Corp., SA (I)	424,627	439,931
Ripley Corp SA	887,837	1,072,830
Socovesa SA	954,921	672,268
Vina San Pedro Tarapaca SA	16,425,632	138,764

		40,794,563
China - 8.99%
Agile Property Holdings, Ltd.	844,000	1,067,847
Angang Steel Company, Ltd., Class H (L)	1,894,000	2,622,024
Anhui Tianda Oil Pipe Company, Ltd.	523,000	212,174
Anton Oilfield Services Group	1,466,000	215,221
Asia Cement China Holdings Corp.	780,500	409,987
Bank of China, Ltd., Class H	113,232,075	59,649,895
Bank of Communications
Company, Ltd., Class H	9,720,871	9,422,533
Baoye Group Company, Ltd.	538,000	379,804
Beijing Capital International Airport
Company, Ltd., Class H	3,480,415	1,745,888
Beijing Capital Land, Ltd.	1,718,000	539,971
Beijing Jingkelong Company, Ltd.	10,000	12,567
Beijing North Star Company (L)	1,284,000	313,973
BYD Electronic International Company, Ltd.	1,475,483	944,328
Catic Shenzhen Holdings, Ltd. (I)	140,000	54,597
China Aoyuan Property Group, Ltd.	1,834,000	307,280
China BlueChemical, Ltd.	1,596,000	1,240,305
China Citic Bank Corp, Ltd.	10,083,962	6,649,675
China Coal Energy Company, Series H	4,250,000	6,077,023
China Communications
Construction Company, Ltd.	7,434,202	5,560,934
China Communications
Services Corp., Ltd., Class H	3,168,000	2,030,432
China Construction Bank Corp.	282,000	247,013
China Huiyuan Juice Group, Ltd. (L)	768,000	470,753
China Minsheng Banking Corp. Ltd.	5,384,000	4,709,412
China Molybdenum Company, Ltd.	1,743,000	1,579,794
China Nickel Resources
Holding Company, Ltd.	886,000	142,127
China Petroleum & Chemical Corp.	1,200,000	1,225,866
China Petroleum & Chemical Corp., ADR (L)	275,976	28,315,138
China Qinfa Group, Ltd. (I)	472,000	313,101
China Railway Construction Corp.	3,303,335	3,696,991
China Rare Earth Holdings, Ltd. (I)(L)	1,272,000	570,837
China Resources Microelectronics Ltd (I)	5,453,668	285,026
China Shanshui Cement Group, Ltd.	378,000	285,427
China Shipping Container
Lines Company, Ltd. (I)	5,404,850	2,356,913
China Shipping Development Company, Ltd.	2,260,000	2,481,563
China Singyes Solar
Technologies Holdings, Ltd.	10,000	8,033
China Sunshine Paper Holdings Company, Ltd.	41,500	10,045
China Unicom, Ltd. (L)	3,078,000	5,137,463
China Zhongwang Holdings, Ltd. (L)	3,017,400	1,234,239
Chongqing Iron & Steel Company, Ltd. (I)	1,034,000	267,913
Chongqing Machinery &
Electric Company, Ltd.	1,016,000	326,829
Country Garden Holdings Company	7,198,933	2,876,144
DaChan Food Asia, Ltd.	655,000	124,515
Dalian Port PDA Company, Ltd.	1,572,621	608,712

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Dongyue Group	822,000	$537,818
First Tractor Company	712,750	741,403
Golden Meditech Holdings, Ltd. (I)	2,376,000	428,142
Great Wall Motor Company, Ltd. (L)	1,580,000	2,476,792
Great Wall Technology Company, Ltd.	826,000	386,380
Greentown China Holdings, Ltd.	1,123,500	1,127,996
Guangshen Railway Company, Ltd.	398,000	150,558
Guangshen Railway Company, Ltd., ADR (L)	44,505	842,035
Guangzhou Automobile Group Company, Ltd.	1,412,857	1,830,915
Guangzhou Pharmaceutical Company, Ltd.	276,000	393,681
Guangzhou R&F Properties
Company, Ltd., Class H	1,715,399	2,297,072
Hainan Meilan International
Airport Company, Ltd.	235,000	239,255
Hidili Industry International Development, Ltd.	1,922,000	1,595,223
Honghua Group, Ltd. (I)	1,762,000	234,629
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	962,268
Jingwei Textile Machinery Company, Ltd. (I)	168,000	155,786
Kasen International Holdings, Ltd. (I)	240,000	44,249
KWG Property Holding, Ltd.	2,257,012	1,464,879
Lingbao Gold Company, Ltd.	446,000	347,345
Maanshan Iron & Steel Company, Ltd. (L)	2,990,000	1,537,043
NetDragon Websoft, Inc.	282,000	149,792
Powerlong Real Estate Holdings, Ltd.	248,000	77,491
Qingling Motors Company, Ltd.	1,294,000	372,561
Qunxing Paper Holdings Company, Ltd. (I)	969,268	280,485
Regent Manner International, Ltd. (I)	484,000	190,791
Scud Group, Ltd.	306,000	31,123
Semiconductor Manufacturing
International Corp., SADR (I)(L)	366,793	1,470,840
Semiconductor
Manufacturing International Corp. (I)	15,600,000	1,261,302
Shandong Chenming Paper Holdings, Ltd.	614,084	504,974
Shandong Molong Petroleum
Machinery Company, Ltd. (I)	100,400	143,283
Shandong Xinhua
Pharmaceutical Company, Ltd.	238,000	96,892
Shanghai Forte Land Company (L)	1,321,405	584,451
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	2,296,000	484,374
Shanghai Prime Machinery Company, Ltd.	1,294,000	311,881
Shimao Property Holdings, Ltd., GDR	2,839,000	3,883,674
Shui On Land, Ltd. (L)	4,939,003	2,337,140
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	755,650	417,968
SinoCom Software Group, Ltd.	157,000	16,184
Sinotrans Shipping, Ltd.	2,579,000	884,325
Sinotrans, Ltd., Class H	2,802,574	764,936
SPG Land Holdings, Ltd.	544,925	273,612
Sunny Optical Technology
Group Company, Ltd.	446,000	149,386
Tiangong International Company, Ltd.	388,891	330,375
Tianneng Power International, Ltd.	948,700	401,612
Travelsky Technology, Ltd.	994,000	905,838
Weiqiao Textile Company	768,000	705,110
Wuyi International
Pharmaceutical Company, Ltd.	525,000	43,188
Xiamen International Port Company, Ltd.	1,658,662	329,260
Xingda International Holdings, Ltd.	1,029,000	929,136
Xinjiang Xinxin Mining
Industry Company, Ltd.	1,262,000	746,746
Zhejiang Glass Company, Ltd. (I)	172,000	54,771

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Zhong An Real Estate, Ltd. (I)	793,200	$161,131

		193,818,413
Czech Republic - 0.26%
Pegas Nonwovens SA (L)	36,290	901,871
Telefonica O2 Czech Republic AS	85,666	1,942,555
Unipetrol AS (I)	280,226	2,779,196

		5,623,622
Hong Kong - 5.30%
AMVIG Holdings, Ltd.	755,333	596,068
Asian Union New Media Group, Ltd. (I)	19,881,250	86,829
Avic International Holding HK, Ltd. (I)	4,740,000	223,219
Beijing Development Hong Kong, Ltd. (I)	482,000	84,303
Beijing Enterprises Holdings, Ltd.	915,430	5,085,389
Bosideng International Holdings, Ltd.	1,282,000	341,956
Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	2,389,378
C C Land Holdings, Ltd.	379,039	126,713
Central China Real Estate, Ltd.	839,000	232,909
Centron Telecom International Holdings, Ltd.	544,400	125,303
Chaoda Modern Agriculture Holdings, Ltd.	5,027,312	3,252,519
China Aerospace
International Holdings, Ltd. (L)	3,580,755	451,370
China Agri-Industries Holdings, Ltd.	2,101,000	2,137,257
China Chengtong Development Group, Ltd. (I)	1,905,216	101,657
China Energine International Holdings, Ltd. (I)	2,025,589	140,976
China Everbright, Ltd.	1,527,000	3,205,948
China Grand Forestry
Resources Group, Ltd. (I)	15,261,800	486,598
China Green Holdings, Ltd. (L)	852,000	670,831
China Haidian Holdings, Ltd.	2,821,800	358,724
China Merchants Holdings
International Company, Ltd.	1,724,294	7,345,707
China Mining Resources Group, Ltd. (I)	8,324,000	160,923
China Oil and Gas Group, Ltd. (I)	2,768,219	292,976
China Pharmaceutical Group, Ltd.	1,376,000	867,473
China Properties Group, Ltd. (I)	1,107,000	359,715
China Resources Enterprises, Ltd.	780,000	2,874,025
China Resources Land, Ltd.	384,000	626,480
China South City Holdings Ltd.	944,000	150,774
China Starch Holdings, Ltd.	2,495,000	141,227
China State Construction
International Holdings, Ltd.	356,000	327,467
China Travel International Investment
Hong Kong, Ltd. (I)	5,090,000	1,042,299
China Unicom Hong Kong, Ltd. (L)	726,010	12,117,107
China Zenith Chemical Group, Ltd. (I)	2,710,000	63,221
Cimc Enric Holdings, Ltd. (I)	96,000	40,221
Citic Pacific, Ltd.	1,934,923	5,080,965
CITIC Resources Holdings, Ltd. (I)	4,270,000	827,129
Clear Media, Ltd. (I)	57,000	35,160
Coastal Greenland, Ltd. (I)	2,228,000	160,879
Cosco International Holdings, Ltd.	1,195,040	709,755
COSCO Pacific, Ltd.	2,836,000	5,487,584
Coslight Technology
International Group, Ltd. (L)	190,000	109,587
Dynasty Fine Wines Group, Ltd.	242,000	101,541
Embry Holdings, Ltd.	80,000	61,461
Fosun International	2,863,059	2,075,110
Franshion Properties China, Ltd.	6,326,000	1,774,135
FU JI Food & Catering
Services Holdings, Ltd. (I)	410,000	0
Fushan International Energy Group, Ltd.	5,138,000	3,809,075
GCL Poly Energy Holdings, Ltd. (I)	1,276,000	649,853

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Global Bio-Chem Technology
Group Company, Ltd. (I)	3,077,200	$435,718
Global Sweeteners Holdings, Ltd.	318,000	60,710
Goldbond Group Holdings, Ltd.	100,000	5,142
Goldlion Holdings, Ltd.	345,000	141,150
Harbin Power Equipment Company, Ltd.	1,260,000	1,501,416
Heng Tai Consumables Group, Ltd.	5,107,000	598,625
HKC Holdings, Ltd. (I)	4,638,423	241,497
Hong Kong Energy Holdings, Ltd. (I)	54,637	3,409
Hopson Development Holdings, Ltd. (I)	1,210,000	1,343,636
Hua Han Bio-Pharmaceutical Holdings Ltd	1,387,200	441,468
Huscoke Resources Holdings, Ltd. (I)	1,612,200	76,758
Inspur International, Ltd.	4,175,000	274,507
Ju Teng International Holdings, Ltd.	1,525,722	580,540
Kai Yuan Holdings, Ltd. (I)	9,820,000	334,014
Kingboard Chemical Holdings, Ltd.	1,053,290	5,609,529
Kingway Brewery Holdings, Ltd. (I)	988,000	252,287
Lai Fung Holdings, Ltd.	5,139,000	218,428
Loudong General Nice Resources
China Holdings, Ltd.	2,544,000	287,594
MIN XIN Holdings, Ltd.	188,000	93,571
Minmetals Land, Ltd. (I)	2,582,000	465,381
Minmetals Resources, Ltd. (I)(L)	1,240,000	820,251
Nan Hai Corp., Ltd. (I)	28,150,000	202,447
Neo-China Land Group Holdings, Ltd. (I)	917,500	305,412
New World China Land, Ltd.	2,995,487	1,140,872
Petroasian Energy Holdings, Ltd. (I)	6,588,000	351,625
Poly Hong Kong Investment, Ltd. (L)	3,425,944	2,743,077
Pou Sheng International Holdings, Ltd. (I)	2,508,000	399,470
Prosperity International Holdings HK, Ltd.	2,520,000	147,699
Qin Jia Yuan Media Services Company, Ltd.	849,176	158,525
REXLot Holdings, Ltd.	8,975,000	1,019,236
Samson Holding, Ltd.	1,383,915	304,585
Shanghai Industrial Holdings, Ltd.	995,041	3,560,016
Shanghai Zendai Property, Ltd.	4,790,000	181,532
Shenzhen International Holdings, Ltd.	15,907,500	1,393,314
Shenzhen Investment, Ltd.	3,978,000	1,241,535
Shougang Concord Century Holdings, Ltd.	1,282,000	128,683
Shougang Concord International
Enterprises Company, Ltd. (I)	6,444,000	973,522
Silver Grant International	2,494,334	902,955
Sim Technology Group, Ltd.	1,114,000	204,675
Sino Prosper State Gold
Resources Holdings Ltd. (I)	3,490,000	189,082
Sino Union Petroleum &
Chemical International, Ltd. (I)	5,462,273	463,356
Sino-Ocean Land Holdings, Ltd.	5,514,639	3,313,387
Sinofert Holdings, Ltd. (I)	2,892,000	1,555,028
Sinolink Worldwide Holdings, Ltd.	3,422,000	418,307
Sinomedia Holding, Ltd.	391,000	130,958
Sinopec Kantons Holdings, Ltd.	620,000	359,177
Sinotruk Hong Kong, Ltd.	1,286,555	1,235,021
Skyworth Digital Holdings, Ltd. (L)	1,304,000	831,538
Soho China, Ltd.	3,636,500	2,629,413
Solargiga Energy Holdings, Ltd. (I)	997,000	218,303
SRE Group, Ltd.	4,512,000	405,665
TAK Sing Alliance Holdings, Ltd.	734,000	94,568
TCC International Holdings, Ltd.	1,753,417	640,025
TCL Multimedia Technology Holdings, Ltd.	971,200	331,873
Tian An China Investment, Ltd.	1,004,000	685,749
Tomson Group, Ltd.	881,443	339,668
TPV Technology, Ltd.	1,208,588	711,528
Truly International Holdings, Ltd.	2,463,000	666,157

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
United Energy Group, Ltd. (I)	2,000	$295
Wasion Group Holdings, Ltd.	620,000	337,946
Xiwang Sugar Holdings Company, Ltd.	951,020	247,019
Yip’s Chemical Holdings, Ltd.	210,000	228,319
Yorkey Optical International Cayman, Ltd.	44,000	7,685
Yuexiu Property Company, Ltd. (I)	8,013,200	1,683,543

		114,258,217
Hungary - 0.39%
Danubius Hotel and Spa PLC (I)	951	19,115
Egis Gyogyszergyar	12,949	1,357,231
Fotex Holding SE Company, Ltd. (I)	125,334	239,171
OTP Bank (I)(L)	229,203	6,842,253
Raba Jarmuipari Holding Nyilvanosan
Mukodo Reszvenytarsasag (I)	7,058	29,033

		8,486,803
India - 8.58%
3i Infotech, Ltd.	91,350	81,937
Aban Offshore, Ltd.	21,138	257,827
ABG Shipyard, Ltd.	16,236	124,370
Aditya Birla Nuvo, Ltd.	56,676	969,650
Ador Welding, Ltd.	5,167	19,219
Aftek, Ltd. (I)	28,741	8,137
Alembic, Ltd.	38,000	55,282
Allahabad Bank	213,488	939,614
Alok Industries, Ltd.	676,920	308,165
Ambuja Cements, Ltd.	172,046	454,700
Amtek Auto, Ltd.	149,007	376,373
Anant Raj Industries, Ltd.	151,998	258,209
Andhra Bank	215,172	646,839
Ansal Properties & Infrastructure, Ltd.	83,467	69,675
Apollo Hospitals Enterprise, Ltd.	44,250	455,524
Apollo Tyres, Ltd.	154,850	179,311
Aptech, Ltd.	18,472	41,046
Arvind, Ltd. (I)	213,458	262,365
Ashapura Minechem, Ltd. (I)	5,400	3,631
Ashok Leyland, Ltd.	1,067,780	1,103,376
Avaya Global Connect, Ltd.	148	522
Bajaj Auto Finance, Ltd.	15,115	206,320
Bajaj Finserv, Ltd.	24,676	234,701
Bajaj Hindusthan, Ltd.	135,981	205,573
Bajaj Holdings and Investment, Ltd.	56,364	956,580
Balaji Telefilms, Ltd.	11,528	9,169
Balkrishna Industries, Ltd.	16,580	50,148
Ballarpur Industries, Ltd.	487,134	327,999
Balmer Lawrie & Company, Ltd.	7,980	94,677
Balrampur Chini Mills, Ltd. (I)	348,925	511,169
Bank of Baroda	60,136	1,230,641
Bank of India	202,535	1,979,534
Bank of Maharashtra	218,538	274,243
BASF India, Ltd.	1,501	15,813
BEML, Ltd.	27,755	380,943
Bharati Shipyard, Ltd.	19,195	61,968
Birla Corp., Ltd.	41,760	286,458
Bl Kashyap & Sons, Ltd.	33,652	15,859
Bombay Rayon Fashions, Ltd.	91,929	501,870
Brigade Enterprises, Ltd.	22,407	47,740
Cairn India, Ltd. (I)	638,212	4,819,544
Canara Bank	150,054	2,043,028
Central Bank of India	196,267	671,439
Century Textile & Industries, Ltd.	32,699	219,310
Chambal Fertilizers & Chemicals, Ltd.	224,870	334,780
Cholamandalam DBS Finance, Ltd.	8,951	30,522

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
City Union Bank, Ltd.	128,137	$125,556
Corporation Bank	30,114	365,219
Cranes Software International, Ltd. (I)	3,000	316
Dalmia Bharat Enterprises, Ltd. (I)	18,693	68,140
Dalmia Bharat Sugar & Industries, Ltd.	18,693	10,613
DCM Shriram Consolidated, Ltd.	26,804	25,495
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	55,776	187,839
Development Credit Bank, Ltd. (I)	184,559	174,785
Dhanlaxmi Bank, Ltd.	65,879	150,143
Dishman Pharmaceuticals & Chemicals, Ltd.	25,451	50,775
DLF, Ltd.	509,876	2,399,216
Dredging Corp. of India, Ltd.	15,333	112,706
Edelweiss Capital, Ltd.	221,050	179,107
Eicher Motors, Ltd.	8,358	196,070
EID Parry India, Ltd.	81,890	353,868
Elder Pharmaceuticals, Ltd.	8,295	67,579
Electrosteel Castings, Ltd.	166,782	115,160
Escorts, Ltd.	108,529	274,112
Essar Shipping Ports & Logistics, Ltd. (I)	178,409	289,400
Essel Propack, Ltd.	89,057	90,484
Eveready Industries India, Ltd.	21,000	22,955
Everest Kanto Cylinder, Ltd.	53,022	79,430
Federal Bank, Ltd.	229,410	1,778,735
Federal-Mogul Goetze India, Ltd. (I)	8,130	25,599
Finolex Cables, Ltd.	89,396	87,970
Finolex Industries, Ltd.	73,666	136,353
Firstsource Solutions, Ltd. (I)	198,131	72,094
Fortis Healthcare, Ltd. (I)	99,267	320,638
Future Capital Holdings, Ltd.	9,269	29,252
Future Mall Management, Ltd. (I)	40	40
Gammon India, Ltd.	77,691	196,276
Ganesh Housing Corp. Ltd.	241	876
Gateway Distriparks, Ltd.	70,842	187,960
Geodesic, Ltd.	109,287	187,368
Geojit BNP Paribas Financial Services, Ltd.	135,780	72,035
Gic Housing Finance, Ltd.	25,033	55,200
Gitanjali Gems, Ltd.	50,394	242,236
Graphite India, Ltd.	81,467	154,703
Grasim Industries, Ltd.	50,797	2,642,954
Great Eastern Shipping Company, Ltd.	124,722	704,656
Great Offshore, Ltd.	45,068	228,240
Gujarat Alkalies & Chemicals, Ltd.	54,680	140,843
Gujarat Ambuja Exports, Ltd.	15,000	10,525
Gujarat Flourochemicals, Ltd.	32,948	195,259
Gujarat Narmada Valley
Fertilizers Company, Ltd.	70,214	154,414
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	313,248
Gulf Oil Corp, Ltd.	44,106	71,320
HBL Power Systems, Ltd.	104,569	46,266
HCL Infosystems, Ltd.	185,657	422,322
HCL Technologies, Ltd.	14,553	142,305
HEG, Ltd.	17,873	80,255
Heidelbergcement India, Ltd. (I)	87,352	63,765
Hexaware Technologies, Ltd.	327,232	385,521
Hikal, Ltd.	2,160	13,489
Himatsingka Seide, Ltd.	4,000	3,226
Hindalco Industries, Ltd.	1,895,804	8,510,096
Hinduja TMT, Ltd.	5,652	32,398
Hotel Leela Venture, Ltd.	161,732	130,383
Housing Development
& Infrastructure, Ltd. (I)	335,502	1,180,822
Hsil, Ltd.	27,538	76,128

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd.	10,162	$219,947
ICICI Bank, Ltd., SADR (L)	656,721	28,475,423
ICSA India, Ltd.	42,707	121,898
Idea Cellular, Ltd. (I)	1,096,879	1,395,929
IFCI, Ltd.	799,536	891,071
India Cements, Ltd.	374,280	716,404
India Glycols, Ltd.	14,305	33,310
India Infoline, Ltd.	254,359	424,376
Indiabulls Financial Services, Ltd.	341,835	1,119,695
Indiabulls Real Estate, Ltd. (I)	474,148	1,095,543
Indian Bank	92,080	415,913
Indian Hotels Company, Ltd.	502,469	874,955
Indian Overseas Bank	261,467	774,596
Indo Rama Synthetics	20,354	26,838
Industrial Development Bank of India, Ltd.	320,037	938,589
Infomedia 18, Ltd. (I)	19,250	8,642
Infotech Enterprises, Ltd.	17,414	60,861
Infrastructure Development
Finance Company, Ltd.	249,633	807,177
ING Vysya Bank, Ltd.	77,939	509,130
Ingersoll-Rand India, Ltd.	9,856	88,744
ISMT, Ltd.	54,250	58,035
Ispat Industries, Ltd. (I)	585,760	289,562
IVRCL Assets & Holdings, Ltd. (I)	19,557	22,686
IVRCL Infrastructures & Projects, Ltd.	344,812	531,737
Jammu & Kashmir Bank, Ltd.	33,817	565,935
JB Chemicals & Pharmaceuticals, Ltd.	44,422	111,313
JBF Industries, Ltd.	49,341	180,931
Jindal Poly Films, Ltd.	15,538	150,458
Jindal Saw, Ltd.	213,210	940,120
Jindal Stainless, Ltd. (I)	78,009	148,647
JK Cement, Ltd.	22,552	66,539
JK Lakshmi Cement, Ltd.	70,257	68,382
JK Tyre & Industries, Ltd.	14,533	28,009
JM Financial, Ltd.	368,362	184,609
JSW Energy, Ltd.	163,311	270,905
JSW Steel, Ltd.	146,919	2,836,377
Jubilant Life Sciences, Ltd.	3,234	13,675
Jubilant Organosys, Ltd.	64,699	232,238
Jyoti Structures, Ltd.	51,869	93,294
Kalpataru Power Transmission, Ltd.	22,050	59,758
Karnataka Bank, Ltd.	155,196	366,396
Karur Vysya Bank, Ltd.	35,673	315,183
Karuturi Global, Ltd.	51,255	16,755
Kesoram Industries, Ltd.	33,435	138,471
Kirloskar Brothers, Ltd.	4,757	14,185
Krbl, Ltd.	55,453	26,571
KS Oils, Ltd.	43,956	31,299
KSB Pumps, Ltd.	3,942	41,102
KSK Energy Ventures, Ltd. (I)	23,584	55,100
Lakshmi Vilas Bank, Ltd.	49,297	102,631
Madhucon Projects, Ltd.	34,342	71,562
Madras Cements, Ltd.	106,301	217,085
Mahanagar Telephone Nigam, Ltd. (I)	97,727	87,780
Mahanagar Telephone Nigam, Ltd. ADR (I)(L)	81,577	150,102
Maharashtra Seamless, Ltd.	62,316	474,695
Mahindra Lifespace Developers, Ltd.	22,771	172,233
Manaksia, Ltd.	35,648	63,819
Mangalam Cement, Ltd.	14,461	35,137
Mastek, Ltd.	17,963	55,436
McLeod Russel India, Ltd.	51,666	238,763
Mercator Lines, Ltd.	212,137	168,873
Merck, Ltd.	2,868	36,460

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Monnet Ispat & Energy, Ltd.	32,137	$404,925
Moser Baer India, Ltd.	222,508	187,589
MRF, Ltd.	1,922	242,691
Mukand, Ltd.	28,732	28,224
Nagarjuna Construction Company, Ltd.	246,877	559,273
Nagarjuna Fertilizers & Chemicals, Ltd.	229,114	136,506
Nahar Spinning Mills, Ltd.	6,600	13,608
National Aluminium Company, Ltd.	143,551	1,352,707
National Organic Chemical Industries, Ltd.	80,241	28,061
Nava Bharat Ventures, Ltd.	43,984	221,715
NIIT Technologies, Ltd.	45,471	201,836
NIIT, Ltd.	136,918	151,843
Noida Toll Bridge Company, Ltd.	193,534	112,390
OCL India, Ltd.	1,500	3,331
Omaxe, Ltd. (I)	105,584	312,642
Onmobile Global, Ltd. (I)	24,158	107,941
Orbit Corp., Ltd.	63,959	67,294
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	312,020
Orient Paper & Industries, Ltd.	82,674	85,084
Oriental Bank of Commerce	105,448	763,986
Panacea Biotec, Ltd.	26,548	105,785
Parsvnath Developers, Ltd. (I)	129,259	84,443
Patel Engineering Ltd (I)	24,567	75,786
Patni Computer Systems, Ltd.	70,484	697,781
Patni Computer Systems, Ltd., ADR (L)	28,382	556,287
Peninsula Land, Ltd.	89,370	115,471
Phillips Carbon Black, Ltd.	9,196	27,668
Piramal Healthcare, Ltd.	117,033	1,187,456
Plethico Pharmaceuticals, Ltd.	5,976	48,788
Polaris Software Lab, Ltd.	39,735	160,070
Polyplex Corp., Ltd.	18,044	93,069
Praj Industries, Ltd. (I)	57,344	81,813
Prism Cement, Ltd.	71,827	82,597
Provogue India, Ltd.	90,931	81,429
PSL, Ltd.	15,269	23,490
PTC India, Ltd.	316,575	566,858
Punj Lloyd, Ltd.	224,909	297,354
Punjab National Bank, Ltd. (I)	5,000	124,777
Rain Commodities Ltd.	22,875	78,550
Rajesh Exports, Ltd.	43,299	119,848
Raymond, Ltd. (I)	43,363	257,889
REI Agro, Ltd.	164,589	104,380
REI Six Ten Retail, Ltd.	7,790	8,661
Reliance Capital, Ltd.	122,106	1,287,634
Reliance Communications, Ltd.	947,600	1,814,086
Reliance Industries, Ltd.	1,114,389	23,796,651
Reliance Industries, Ltd., GDR	34,905	1,486,604
Reliance Industries, Ltd., GDR -
London Exchange	242,076	10,304,377
Reliance Mediaworks, Ltd. (I)	19,015	56,884
Reliance Power, Ltd. (I)	843,721	2,067,250
Resurgere Mines & Minerals India, Ltd. (I)	1,074,180	20,189
Rolta India, Ltd.	153,518	480,552
RPG Itochu Finance, Ltd.	1,085	2,500
Ruchi Soya Industries, Ltd.	127,227	287,530
Rural Electrification Corp. Ltd.	370,755	1,909,436
S Kumars Nationwide, Ltd. (I)	142,150	174,282
SEAMEC, Ltd.	14,000	30,510
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	20,192	108,484
Shree Renuka Sugars, Ltd.	616,529	970,341
Sicagen India, Ltd. (I)	4,881	2,196
Sical Logistics, Ltd. (I)	4,881	7,908

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Sobha Developers, Ltd.	72,439	$398,681
Sonata Software, Ltd.	23,000	17,367
South Indian Bank, Ltd.	1,282,635	589,331
SREI Infrastructure Finance, Ltd.	294,220	267,409
SRF, Ltd.	37,385	251,171
State Bank of Bikaner & Jaipur	13,175	170,055
State Bank of India	112,351	6,596,644
State Bank of India, GDR	4,501	531,568
Steel Authority of India, Ltd.	467,960	1,576,838
Sterling Biotech, Ltd.	96,778	211,734
Sterlite Industries India, Ltd., ADR	556,079	8,196,604
Sundaram Finance, Ltd.	8,650	95,456
Suzlon Energy, Ltd. (I)	534,875	554,389
Syndicate Bank, Ltd.	230,001	581,408
Tamilnadu Newsprint & Papers, Ltd.	39,187	106,159
Tanla Solutions, Ltd.	86,834	37,818
Tata Chemicals, Ltd.	121,519	881,424
Tata Communications, Ltd. (I)	33,200	155,726
Tata Communications, Ltd., ADR (I)(L)	63,885	574,965
Tata Investment Corp., Ltd.	15,423	174,690
Tata Steel, Ltd.	477,124	6,455,012
Tata Tea, Ltd.	607,990	1,195,432
Teledata Marine Solutions Pte, Ltd.	23,607	17,862
Teledata Technology Solutions (I)	23,607	471
Til, Ltd.	1,016	12,345
Time Technoplast, Ltd.	110,114	132,803
Titagarh Wagons, Ltd.	8,719	65,257
Triveni Engineering & Industries, Ltd.	25,986	52,402
Tube Investments of India, Ltd.	4,049	11,308
UCO Bank	198,438	430,541
Uflex, Ltd.	34,032	103,949
Ultratech Cement, Ltd.	23,329	483,210
Union Bank of India, Ltd.	213,838	1,514,522
Unitech, Ltd.	747,580	562,224
Unity Infraprojects, Ltd.	31,689	41,469
Usha Martin, Ltd.	176,167	197,552
UTV Software Communications, Ltd. (I)	20,932	235,057
Vardhman Textiles, Ltd.	8,267	45,708
Varun Shipping Company, Ltd.	62,246	37,309
Videocon Industries, Ltd.	139,150	581,826
Vijaya Bank	167,219	280,683
Vimta Labs, Ltd.	7,251	3,840
Walchandnagar Industrie	28,717	81,523
Wockhardt, Ltd. (I)	1,863	14,394
Zuari Industries, Ltd.	9,847	136,378
Zylog Systems, Ltd.	9,565	84,525

		185,120,796
Indonesia - 2.84%
Adhi Karya Tbk PT	312,000	29,488
AKR Corporindo Tbk PT	2,347,500	416,741
Aneka Tambang Tbk PT	6,343,000	1,585,848
Asahimas Flat Glass Tbk PT	113,500	60,020
Astra Graphia Tbk PT	606,500	45,514
Bakrie & Brothers Tbk PT (I)	136,839,261	1,025,637
Bakrie Sumatera Plantations Tbk PT	20,885,000	829,438
Bakrie Telecom Tbk PT (I)	34,369,000	1,150,614
Bakrieland Development Tbk PT	61,993,000	1,006,142
Bank Bukopin Tbk PT	4,762,666	302,451
Bank Danamon Indonesia Tbk PT	5,629,500	4,089,893
Bank Mandiri Tbk PT	5,872,646	3,868,321
Bank Negara Indonesia Persero Tbk PT	9,092,103	3,666,120
Bank Pan Indonesia Tbk PT (I)	10,992,500	1,496,725
Bank Permata Tbk Pt (I)	25,500	4,836

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Barito Pacific Tbk PT (I)	3,118,500	$350,369
Berlian Laju Tanker Tbk PT (I)	11,916,666	474,343
Bhakti Investama Tbk PT (I)	22,152,800	452,380
Budi Acid Jaya Tbk PT	2,039,000	52,078
Bumi Resources Tbk PT	36,653,430	12,553,834
Central Proteinaprima Tbk PT (I)	30,464,500	183,032
Charoen Pokphand Indonesia Tbk PT	3,572,920	618,815
Ciputra Development Tbk PT (I)	19,442,500	684,543
Ciputra Surya Tbk PT (I)	1,437,500	86,341
Darma Henwa Tbk PT (I)	20,860,500	149,137
Davomas Abadi Tbk PT (I)	8,435,500	69,967
Elnusa Tbk PT	2,863,500	96,082
Energi Mega Persada Tbk PT (I)	40,739,638	502,013
Gajah Tunggal Tbk PT	2,601,000	608,257
Global Mediacom Tbk PT	10,614,000	1,072,552
Gozco Plantations Tbk PT	4,676,000	199,280
Gudang Garam Tbk PT	952,743	3,957,739
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	5,628,500	983,738
Indika Energy Tbk PT	1,908,000	824,119
Indofood Sukses Makmur Tbk PT	6,924,000	3,744,708
International Nickel Indonesia Tbk PT	4,720,000	2,720,187
Intiland Development Tbk PT (I)	3,553,500	129,306
Japfa Comfeed Indonesia Tbk PT	675,500	229,981
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	216,356
Lippo Karawaci Tbk PT	25,745,625	1,573,037
Matahari Putra Prima Tbk PT	3,680,000	735,134
Medco Energi Internasional Tbk PT	3,153,500	1,051,050
Media Nusantara Citra Tbk PT	6,522,000	816,279
Mitra Adiperkasa Tbk PT	1,203,500	330,350
Mitra International Resources Tbk PT (I)	5,235,500	139,724
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	94,728
Panin Financial Tbk PT (I)	30,756,000	612,082
Panin Insurance Tbk PT (I)	1,443,000	80,243
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	5,000,000	1,222,706
Polychem Indonesia Tbk PT (I)	1,930,000	41,993
Ramayana Lestari Sentosa Tbk PT	4,070,000	361,138
Sampoerna Agro PT	1,330,000	393,272
Samudera Indonesia Tbk PT (I)	74,500	33,359
Selamat Sempurna Tbk PT	1,188,000	173,787
Sentul City Tbk PT (I)	14,266,000	168,402
Sorini Agro Asia Corporindo Tbk PT	659,500	254,216
Summarecon Agung Tbk PT	12,822,500	1,458,570
Suryainti Permata Tbk PT (I)	1,802,000	18,180
Timah Tbk PT	238,000	73,304
Trias Sentosa Tbk PT	1,000,000	32,505
Trimegah Securities Tbk PT	1,540,500	16,587
Truba Alam Manunggal Engineering PT (I)	19,436,000	138,913
Tunas Baru Lampung Tbk PT	1,536,000	68,934
Tunas Ridean Tbk PT	6,050,000	398,746
Wijaya Karya PT	4,669,000	350,130

		61,174,314
Israel - 0.01%
Mivtach Shamir Holdings, Ltd.	6,548	203,979
Union Bank of Israel, Ltd.	1	1

		203,980
Korea - 0.01%
Daewon Pharmaceutical Company, Ltd.	7,450	44,058
Sunjin Company, Ltd. (I)	10,386	63,218
Teemsteems Inc (I)	179	6,582
Visang Education, Inc.	360	2,805

		116,663

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg - 0.01%
Brait SA	73,750	$238,605
Malaysia - 3.18%
Adventa BHD	25,200	19,566
Affin Holdings BHD	847,500	900,472
AirAsia BHD (I)	1,519,200	1,256,427
Al Aqar KPJ	29,082	11,365
Alam Maritim Resources BHD	267,200	87,778
Alliance Financial Group BHD	1,817,500	1,868,357
AMDB BHD (I)	180,000	24,220
AMMB Holdings BHD	3,884,450	7,924,375
Ann Joo Resources BHD	587,100	545,674
APM Automotive Holdings BHD	194,200	318,374
Asas Dunia BHD (I)	94,000	26,469
Asia Pacific Land BHD (I)	282,100	40,172
Bandar Raya Developments BHD	1,147,200	756,966
Berjaya Assets BHD	458,500	116,140
Berjaya Corp. BHD	200,000	26,234
Berjaya Corp. BHD (Kuala Lumpur Exchange)	3,517,900	1,205,473
Berjaya Land BHD	846,900	319,458
Berjaya Media BHD (I)	79,700	12,082
BIMB Holdings BHD	743,200	325,392
Bolton BHD	81,500	30,770
Boustead Holdings BHD	741,260	1,308,303
Cahya Mata Sarawak BHD	290,900	249,941
CB Industrial Product Holding BHD	11,700	15,350
Coastal Contracts BHD	183,200	151,421
CSC Steel Holdings BHD	241,400	137,800
Dijaya Corp. BHD	16,900	5,925
DNP Holdings BHD	529,900	293,876
DRB-Hicom BHD	1,777,900	1,093,505
Eastern & Oriental BHD	1,323,700	484,782
Eastern Pacific Industrial Corp. BHD	155,700	114,437
ECM Libra Financial Group BHD	1,230,619	310,100
Encorp BHD	114,800	30,878
EON Capital BHD (I)	633,500	1,482,589
Esso Malaysia BHD	110,500	115,444
Evergreen Fibreboard BHD	570,300	256,202
Faber Group BHD	261,800	166,136
Globetronics Technology BHD	172,980	61,293
Glomac BHD	205,700	115,379
Goldis BHD (I)	335,625	162,646
Green Packet BHD (I)	127,800	27,665
Guocoland Malaysia BHD	37,100	15,225
Hap Seng Consolidated BHD	676,700	1,435,430
Hap Seng Plantations Holdings BHD	477,800	470,389
Hong Leong Credit BHD	490,900	1,398,891
Hong Leong Industries BHD	55,300	103,712
Hunza Properties BHD	102,400	51,433
Hwang-DBS Malaysia BHD	69,400	58,059
IGB Corp. BHD	1,694,000	1,206,081
IJM Corp. BHD	2,707,180	5,372,251
IJM Land BHD	437,700	386,645
Insas BHD (I)	478,504	80,925
Integrated Logistics BHD	175,560	57,013
Integrax BHD	74,400	35,897
Jaks Resources BHD (I)	413,200	91,114
Jaya Tiasa Holdings BHD	56,700	89,377
Jerneh Asia BHD	51,300	51,634
K&N Kenanga Holdings BHD	154,200	35,448
Karambunai Corp. BHD (I)	1,224,300	80,545
Keck Seng BHD	219,800	471,148
Kian Joo Can Factory BHD	332,000	208,030
Kim Loong Resources BHD	37,800	27,402

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Kinsteel BHD	706,200	$192,355
KLCC Property Holdings BHD	1,014,500	1,131,600
KNM Group BHD (I)	1,300,625	1,096,086
KSL Holdings BHD	194,366	110,879
KUB Malaysia BHD	592,900	136,099
Kulim Malaysia BHD	1,216,000	1,381,749
Kumpulan Fima BHD	93,300	49,932
Kumpulan Hartanah Selangor BHD (I)	410,900	51,307
Kumpulan Perangsang Selangor BHD	164,000	66,875
Landmarks BHD	819,100	403,044
LBS Bina Group BHD (I)	210,000	40,277
Leader Universal Holdings BHD	490,700	135,221
Lingui Development BHD	2,200	969
Lion Corp. BHD (I)	812,793	84,082
Lion Diversified Holdings BHD	863,200	131,778
Lion Forest Industries BHD	136,500	84,610
Lion Industries Corp. BHD	1,413,000	886,293
MAA Holdings BHD (I)	139,500	36,623
Malaysian Bulk Carriers BHD	58,000	50,616
MBM Resources BHD	75,500	80,383
Mega First Corp. BHD	193,700	109,023
Melewar Industrial Group BHD	62,200	15,307
Metro Kajang Holdings BHD	94,100	56,194
MISC BHD	557,850	1,390,834
MK Land Holdings BHD (I)	894,300	109,001
MMC Corp. BHD	1,630,300	1,454,778
MNRB Holdings BHD (I)	18,000	15,944
MTD ACPI Engineering BHD	88,100	15,245
Muhibbah Engineering M BHD	859,000	403,069
Mulpha International BHD (I)	4,066,000	676,538
Naim Holdings BHD	228,400	246,482
NCB Holdings BHD	29,600	36,511
Nylex Malaysia BHD (I)	57,244	12,036
Oriental Holdings BHD	510,720	853,927
OSK Holdings BHD	1,295,625	702,023
OSK Property Holdings BHD	80,236	17,955
OSK Ventures International BHD (I)	157,045	19,058
Panasonic Manufacturing Malaysia BHD	8,100	48,642
Paramount Corp. BHD	24,400	40,106
Pelikan International Corp. BHD	415,200	152,640
Perisai Petroleum Teknologi BHD (I)	233,300	42,391
Perwaja Holdings BHD (I)	10,600	3,254
PJ Development Holdings BHD	297,900	75,250
PPB Group BHD	898,200	4,870,561
Press Metal BHD	154,200	108,924
Protasco BHD	141,500	50,175
Proton Holdings BHD	548,500	694,505
QSR Brands BHD	83,100	141,019
Ranhill BHD	561,000	133,503
RCE Capital BHD	327,700	55,353
Resorts World BHD	2,976,400	3,242,013
RHB Capital BHD	929,300	2,395,402
Scomi Group BHD (I)	2,062,900	224,485
Scomi Marine BHD (I)	128,700	24,163
Selangor Dredging BHD	328,000	83,856
Selangor Properties BHD	18,300	22,563
Shangri-La Hotels BHD	24,100	20,861
Shell Refining Company Federation of
Malaya BHD	150,600	532,449
SHL Consolidated BHD	185,100	80,703
Sino Hua-An International BHD (I)	659,200	72,752
Sunway City BHD	519,300	701,384
Sunway Holdings, Inc. BHD	370,700	261,905

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Suria Capital Holdings BHD	286,100	$187,851
TA Ann Holdings BHD	295,320	484,388
TA Enterprise BHD	2,443,400	569,269
TA Global BHD	1,466,040	195,386
Talam Corp. BHD (I)	1,080,000	32,099
Tanjung Offshore BHD (I)	159,900	86,628
TDM BHD	316,483	285,483
Tebrau Teguh BHD (I)	548,034	133,880
TH Plantations BHD (I)	2,500	1,608
Time.com BHD (I)	2,836,700	704,856
Tradewinds Corp. BHD (I)	660,000	187,097
Tradewinds Malaysia BHD	143,900	389,724
TSH Resources BHD	65,800	58,747
UEM Land Holdings BHD (I)	660,866	586,209
Unico-Desa Plantations BHD	149,600	52,531
Unisem M BHD	894,920	581,977
United Malacca BHD	147,850	333,656
VS Industry BHD	166,897	101,281
Wah Seong Corp. BHD	213,200	143,287
WTK Holdings BHD	477,500	195,842
YNH Property BHD	881,196	592,139
YTL Cement BHD	53,800	83,967
YTL Corp. BHD	813,600	1,895,762
Zelan BHD (I)	600,800	97,982

		68,471,296
Mexico - 5.36%
Alfa SAB de CV	650,420	8,093,100
Alsea SAB de CV	483,850	516,533
Axtel SAB de CV (I)	1,028,937	592,579
Bolsa Mexicana de Valores SAB de CV	731,140	1,442,042
Carso Infraestructura y Construccion
SAB de CV (I)	1,270,680	796,898
Cemex SAB de CV, SADR (I)(L)	1,925,458	17,309,867
Coca-Cola Femsa SAB de CV, SADR	43,421	3,172,338
Coca-Cola Femsa SAB de CV, Series L	73,868	540,773
Consorcio ARA SAB de CV	1,847,685	1,090,062
Controladora Comercial Mexicana
SAB De CV (I)	1,190,210	1,655,132
Corporacion GEO SAB de CV (I)	842,752	2,373,841
Desarrolladora Homex SAB de CV (I)	235,000	1,064,078
Desarrolladora Homex SAB de CV, ADR (I)	29,608	806,226
Dine SAB DE CV (I)	103,700	47,127
Embotelladoras Arca SAB de CV	1,114,481	6,072,206
Empresas ICA SAB de CV (I)	25,600	58,974
Empresas ICA SAB de CV, ADR (I)(L)	326,441	3,022,844
Fomento Economico Mexicano SAB de CV	248,723	13,985,694
GMD Resorts SAB de CV (I)	69,300	22,904
Gruma SAB de CV, Class B (I)	526,074	1,075,403
Gruma SAB de CV, SADR (I)	14,776	120,572
Grupo Aeroportuario del Centro Norte
SAB de CV	334,400	594,059
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (L)	14,736	211,020
Grupo Aeroportuario del Pacifico
SAB de CV (L)	119,006	4,526,988
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	59,550	3,256,194
Grupo Aeroportuario del Sureste SAB
de CV, Class B	27,200	148,333
Grupo Carso SAB de CV	1,533,145	4,927,853
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	226,069
Grupo Famsa SAB de CV (I)	543,338	985,438
Grupo Financiero Banorte SAB de CV	2,782,670	12,622,895

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Inbursa SA	40,100	$168,253
Grupo Gigante SAB de CV	168,900	279,116
Grupo Industrial Maseca SAB de CV	2,600	2,739
Grupo Industrial Saltillo SAB de CV (I)	100,600	132,997
Grupo Kuo SAB de CV (I)	164,700	273,536
Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	58,120
Grupo Simec SAB de CV (I)	333,600	871,867
Industrias Bachoco SAB de CV	1,900	49,647
Industrias Bachoco SAB de CV - Series B	24,800	54,262
Industrias CH SAB de CV (I)	437,160	1,733,830
Inmuebles Carso SAB de CV, Class B1 (I)	1,533,145	1,621,504
Maxcom Telecomunicaciones SAB de CV (I)	105,143	53,256
Minera Frisco SAB de CV, Class A1 (I)	1,533,145	6,486,017
Organizacion Soriana SAB de CV	2,848,359	9,472,956
Qualitas Compania de Seguros SA de CV	364,900	316,583
Sare Holding SAB de CV, Class B (I)	595,900	146,236
Urbi Desarrollos Urbanos SAB de CV (I)	1,101,900	2,430,963

		115,509,924
Philippines - 0.56%
Alsons Consolidated Resources, Inc.	629,000	19,201
Banco De Oro	709,370	766,593
China Banking Corp.	19,518	188,565
Empire East Land Holdings, Inc. (I)	5,890,000	100,856
Filinvest Development Corp.	404,000	40,750
Filinvest Land, Inc.	29,242,750	710,029
First Philippine Holdings Corp.	546,800	642,407
JG Summit Holdings Inc.	33,600	15,151
Lopez Holdings Corp. (I)	4,119,000	456,568
Megaworld Corp.	23,809,000	1,135,734
Metropolitan Bank & Trust Company	2,784,259	3,685,029
Pepsi-Cola Products Philippines, Inc.	1,098,000	54,500
Philippine National Bank (I)	732,400	753,352
Rizal Commercial Banking Corp.	553,700	330,382
Robinsons Land Corp.	3,450,500	928,187
Security Bank Corp.	197,018	353,064
Union Bank of Philippines	416,700	555,730
Universal Robina Corp.	1,120,400	862,122
Vista Land & Lifescapes, Inc.	9,526,000	505,975

		12,104,195
Poland - 1.69%
Agora SA	92,656	868,171
Amica SA (I)	4,543	75,295
Asseco Poland SA PDA (L)	132,158	2,360,925
ATM SA (I)	1,309	5,635
Bank BPH SA (I)	23,715	592,773
Bank Handlowy w Warszawie SA	33,968	1,106,938
Bank Millennium SA (I)	1,003,735	1,959,302
Bioton SA (I)	6,393,772	401,078
Bomi SA (I)	24,339	62,612
Ciech SA (I)	42,888	405,946
Comarch SA (I)	2,909	96,333
Dom Maklerski IDM SA (I)	306,873	320,167
Echo Investment SA (I)	619,495	1,061,630
Emperia Holding SA	4,908	195,035
Enea SA	27,632	210,966
Fabryki Mebli Forte SA	23,417	98,502
Firma Oponiarska Debica SA	7,943	173,904
Gant Development SA (I)	26,941	147,818
Grupa Kety SA	23,810	1,037,795
Grupa Lotos SA (I)	130,306	1,828,716
Hydrobudowa Polska SA (I)	13,528	12,653
Impexmetal SA (I)	161,596	274,323

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Kopex SA (I)	75,475	$549,519
Kredyt Bank SA (I)	62,243	364,585
LC Corp. SA (I)	425,367	249,094
MCI Management SA (I)	26,839	79,521
MNI SAMNI SA (I)	38,291	46,346
Mostostal-Export SA (I)	22,387	9,520
Netia SA (I)	469,271	852,472
Orbis SA (I)	61,821	789,623
Pekaes SA (I)	6,381	18,499
Pfleiderer Grajewo SA (I)	6,153	42,449
Pol-Aqua SA (I)	4,966	33,962
Polimex-Mostostal SA	505,319	632,371
Polnord SA	21,527	239,399
Polska Grupa Energetyczna SA	626,914	4,951,206
Polska Grupa Farmaceutyczna SA (I)	8,974	160,787
Polski Koncern Naftowy Orlen SA (I)	666,021	10,601,990
Sygnity SA (I)	28,494	179,295
Synthos SA (I)	1,964,944	2,897,672
Zaklady Azotowe Pulawy SA	5,593	221,138
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	13,390	172,793

		36,388,758
Russia - 5.98%
Gazprom OAO, SADR	2,058,521	60,355,836
Gazprom OAO, SADR (London Exchange)	1,621,321	47,802,913
Lukoil OAO	288,612	20,455,911
Surgutneftegaz, SADR	28,932	336,141

		128,950,801
South Africa - 8.19%
ABSA Group, Ltd.	659,044	12,274,375
Adcorp Holdings, Ltd.	80,455	311,847
Aeci, Ltd.	182,131	2,199,788
Afgri, Ltd.	753,725	768,749
African Bank Investments, Ltd.	837,075	4,303,031
Allied Electronics Corp., Ltd.	105,838	398,399
Argent Industrial, Ltd.	106,615	137,820
Aveng, Ltd.	760,240	3,992,110
Avusa, Ltd.	73,650	221,312
Barloworld, Ltd.	470,120	4,879,235
Basil Read Holdings, Ltd.	164,211	247,979
Bell Equipment, Ltd. (I)	83,308	143,683
Blue Label Telecoms, Ltd.	146,160	119,653
Business Connexion Group, Ltd.	107,367	90,200
Cadiz Holdings, Ltd.	77,052	35,085
Caxton & CTP Publishers & Printers, Ltd.	251,225	541,264
Ceramic Industries, Ltd.	1,781	36,323
Cipla Medpro South Africa, Ltd.	724,354	758,457
DataTec, Ltd.	423,074	2,171,595
Distribution And
Warehousing Network, Ltd. (I)	10,512	12,839
Drdgold, Ltd.	349,787	170,308
Eqstra Holdings, Ltd. (I)	263,667	246,206
Esorfranki, Ltd.	180,540	46,688
Freeworld Coatings, Ltd.	139,531	223,909
Gijima Group Ltd.	297,567	35,056
Gold Fields, Ltd.	1,756,418	31,457,446
Gold Reef Resorts, Ltd.	77,615	196,243
Grindrod, Ltd.	791,033	1,744,146
Group Five, Ltd.	159,016	648,705
Harmony Gold Mining Company, Ltd. (L)	849,954	10,012,458
Hulamin, Ltd. (I)	227,519	252,329
Iliad Africa, Ltd.	288,559	342,842

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Imperial Holdings, Ltd.	219,928	$3,546,410
Investec, Ltd.	487,037	3,795,527
JD Group, Ltd.	346,296	2,596,430
Kap International Holdings, Ltd.	90,584	29,273
Keaton Energy Holdings, Ltd. (I)	23,640	13,197
Lewis Group, Ltd.	218,533	2,237,639
Liberty Holdings, Ltd.	149,169	1,636,117
Life Healthcare Group Holdings, Ltd.	218,165	470,043
Merafe Resources, Ltd.	3,735,910	858,226
Metair Investments, Ltd.	160,261	285,626
Metorex, Ltd. (I)	1,603,864	1,313,681
Mittal Steel South Africa, Ltd.	356,602	4,616,312
MMI Holdings, Ltd.	1,462,236	3,413,694
Mondi, Ltd.	317,597	2,826,578
Mustek, Ltd.	29,272	20,600
Mvelaphanda Group, Ltd. (I)	942,413	426,502
Mvelaserve, Ltd. (I)	221,612	404,199
Nampak, Ltd.	494,663	1,604,354
Nedbank Group, Ltd.	333,641	6,121,341
Northam Platinum, Ltd. (L)	225,205	1,601,848
Nu-World Holdings, Ltd.	9,429	37,908
Omnia Holdings, Ltd. (I)	118,364	1,274,790
Peregrine Holdings, Ltd.	219,538	342,132
Petmin, Ltd.	263,825	116,959
Pioneer Foods, Ltd. (I)	22,647	172,319
PSG Group, Ltd.	176,627	1,096,309
Raubex Group, Ltd.	281,281	778,445
Sanlam, Ltd.	4,143,508	16,094,283
Sappi, Ltd. (I)	717,635	3,814,386
Sappi, Ltd., SADR (I)(L)	441,134	2,360,067
Sentula Mining, Ltd. (I)	634,323	259,002
Simmer and Jack Mines, Ltd. (I)	2,217,691	273,910
Standard Bank Group, Ltd.	1,333,664	19,117,696
Stefanutti Stocks Holdings, Ltd.	40,382	60,313
Steinhoff International Holdings, Ltd. (I)	2,507,966	8,923,959
Super Group, Ltd. (I)	5,675,917	611,519
Telkom SA, Ltd.	568,485	2,894,911
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	9,422
Trencor, Ltd.	226,468	1,140,238
Value Group, Ltd.	267,946	148,091
Zeder Investments, Ltd.	449,540	169,110

		176,533,446
South Korea - 13.53%
Aekyung Petrochemical Company, Ltd.	7,270	198,079
Artone Paper Manufacturing Company, Ltd. (I)	3,004	7,042
Asia Cement Company, Ltd.	5,510	216,960
Asia Paper Manufacturing Company, Ltd.	2,000	16,670
Asiana Airlines, Inc. (I)	14,070	127,805
BNG Steel Company, Ltd. (I)	15,790	166,825
Boryung Pharmaceutical Company, Ltd.	8,354	187,174
Busan Bank	248,170	2,988,023
Byucksan Engineering &
Construction Company, Ltd. (I)	6,140	8,663
Charm Engineering Company, Ltd.	19,130	63,199
Chin Hung International, Inc. (I)	156,375	32,209
Chokwang Leather Company, Ltd.	2,300	28,000
Chong Kun Dang Pharm Corp.	16,740	342,098
Choongwae Pharma Corp.	12,111	143,004
Chosun Refractories Company, Ltd.	1,489	79,087
CJ CheilJedang Corp.	9,125	1,612,906
CJ Corp.	32,407	2,049,589
Crown Confectionery Company, Ltd.	442	46,792

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
D.I. Corp	8,700	$13,864
Dae Chang Industrial Company, Ltd.	105,580	152,407
Dae Dong Industrial Company, Ltd.	25,600	110,255
Dae Han Flour Mills Company, Ltd.	2,254	310,671
Dae Won Kang Up Company, Ltd.	53,489	204,010
Dae-Il Corp.	20,210	141,969
Daeduck Electronics Company, Ltd.	58,880	484,571
Daeduck GDS Company, Ltd.	32,980	235,867
Daegu Bank	209,680	2,844,855
Daehan Steel Company, Ltd.	20,010	170,423
Daehan Synthetic Fiber Company, Ltd.	755	59,720
Daekyo Company, Ltd.	62,070	324,954
Daelim Industrial Company, Ltd.	62,103	5,427,416
Daesang Corp.	40,920	255,885
Daesang Holdings Company, Ltd.	20,610	51,569
Daesung Group Holdings Company, Ltd.	1,019	68,118
Daesung Holdings Company, Ltd.	15,056	168,899
Daesung Industrial Company, Ltd.	1,393	51,406
Daewoo Engineering &
Construction Company, Ltd. (I)	198,010	1,895,058
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	75,405	2,315,570
Daewoong Company, Ltd.	620	9,368
Daishin Securities Company, Ltd.	82,560	1,141,451
Daiyang Metal Company, Ltd. (I)	6,490	6,124
Daou Technology, Inc.	52,350	406,760
DCM Corp.	5,310	58,951
Digital Power Communications Company, Ltd.	14,000	20,248
Dong Ah Tire & Rubber Company, Ltd.	14,930	111,919
Dong Wha Pharmaceutical Company, Ltd.	37,210	147,978
Dong-Il Corp.	2,373	127,150
Dongbang Transport Logistics Company, Ltd.	5,650	10,046
Dongbu Corp.	16,730	102,114
Dongbu HiTek Company, Ltd. (I)	44,480	624,489
Dongbu Securities Company, Ltd.	37,619	223,470
Dongbu Steel Company, Ltd.	41,073	351,689
Dongil Industries Company, Ltd.	2,532	157,371
Dongil Paper Manufacturing Company, Ltd.	13,000	14,483
Dongil Rubber Belt Company, Ltd.	26,968	132,543
Dongkuk Steel Mill Company, Ltd.	69,340	2,202,419
Dongwon F&B Company, Ltd.	2,185	86,577
Dongwon Industries Company, Ltd.	99	14,327
Dongyang Engineering & Construction Corp.	1,469	14,433
Doosan Industrial Development Company, Ltd.	64,178	309,016
Eagon Industries Company, Ltd. (I)	480	2,816
Eugene Investment &
Securities Company, Ltd. (I)	761,320	459,434
F&F Company, Ltd.	5,100	27,768
Fursys, Inc.	2,060	42,532
Gaon Cable Company, Ltd.	2,496	43,462
Global & Yuasa Battery Company, Ltd.	11,350	370,889
Golden Bridge Investment &
Securities Company, Ltd.	47,060	65,058
GS Engineering & Construction Corp.	27,346	2,420,286
GS Holdings Corp.	118,506	7,330,696
Gwangju Shinsegae Company, Ltd.	981	158,868
Hae In Corp.	1,846	12,427
Halla Engineering & Construction Corp.	26,571	448,975
Han Kuk Carbon Company, Ltd.	36,610	150,515
Hana Financial Group, Inc.	417,370	16,725,611
Handok Pharmaceuticals Company, Ltd.	1,000	11,223
Handsome Company, Ltd.	30,148	480,595
Hanil Cement Manufacturing Company, Ltd.	8,549	412,597

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanil Construction Company, Ltd. (I)	700	$2,397
Hanil E-Wha Company, Ltd.	17,760	106,354
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	67,029	1,822,863
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	23,700	244,683
Hanjin Shipping Company, Ltd.	21,932	688,015
Hanjin Transportation Company, Ltd.	16,660	444,407
Hankook Cosmetices
Manufacturing Company, Ltd.	1,386	5,466
Hankook Cosmetics Company, Ltd. (I)	4,914	10,957
Hankuk Glass Industries, Inc.	1,820	48,556
Hankuk Paper Manufacturing Company, Ltd.	5,180	104,760
Hanmi Pharm Company, Ltd. (I)	3,937	108,539
Hanshin Construction Company, Ltd.	3,010	23,329
Hansol CSN Company, Ltd.	62,840	88,979
Hansol Homedeco Company, Ltd. (I)	45,930	44,643
Hansol Paper Company, Inc.	74,620	517,262
Hanwha Chemical Corp.	115,780	3,466,440
Hanwha Securities Company, Ltd.	105,821	722,980
Hanwha Timeworld Company, Ltd.	3,640	59,446
Hanyang Securities Company, Ltd.	15,390	122,672
Heung-A Shipping Company, Ltd.	51,105	52,234
Hite Brewery Company, Ltd.	2,808	252,896
Hite Holdings Company, Ltd.	12,240	193,699
HMC Investment Securities Company, Ltd. (I)	32,450	583,040
HS R&A Company, Ltd.	5,860	106,669
Husteel Company, Ltd.	7,730	120,633
Hwacheon Machine Tool Company, Ltd.	730	24,041
HwaSung Industrial Company, Ltd. (I)	3,530	12,512
Hyosung Corp.	22,896	1,584,594
Hyundai Cement Company, Ltd. (I)	2,370	12,731
Hyundai Development Company	119,225	3,239,984
Hyundai DSF Company, Ltd.	10,060	86,739
Hyundai Elevator Company, Ltd.	5,134	459,294
Hyundai H & S Company, Ltd.	9,480	92,044
Hyundai Hysco Company, Ltd.	41,680	1,021,649
Hyundai Mipo Dockyard Company, Ltd.	14,146	2,178,859
Hyundai Motor Company, Ltd.	143,884	22,813,131
Hyundai Pharmaceutical
Industrial Company, Ltd.	9,400	11,418
Hyundai Securities Company, Ltd.	255,827	2,971,945
Hyundai Steel Company	48,430	5,575,612
Il Dong Pharmaceutical Company, Ltd.	4,520	159,163
Iljin Electric Company, Ltd.	33,420	229,215
Iljin Holdings Company, Ltd.	23,248	78,439
Ilshin Spinning Company, Ltd.	1,370	116,035
Ilsung Pharmaceutical Company, Ltd.	1,886	130,483
Industrial Bank of Korea	355,040	5,329,623
Inzi Controls Company, Ltd.	6,490	26,204
IS Dongseo Company, Ltd.	13,050	221,992
ISU Chemical Company, Ltd.	17,700	263,561
Isupetasys Company, Ltd.	51,990	210,021
Jahwa Electronics Company, Ltd.	18,810	84,972
Jeil Mutual Savings Bank (I)	1,850	6,758
Jeil Pharmaceutical Company	10,190	114,353
Jeonbuk Bank, Ltd.	81,032	474,202
Joongang Construction Company, Ltd. (I)	2,700	4,617
KB Financial Group, Inc.	5,793	283,931
KB Financial Group, Inc., ADR (I)(L)	578,968	28,224,690
KC Green Holdings Company, Ltd.	14,780	42,574
KC Tech Company, Ltd.	13,521	84,597
KCC Corp.	10,408	2,897,517

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
KCTC	1,100	$19,045
Keangnam Enterprises, Ltd. (I)	16,288	144,199
Keyang Electric Machinery Company, Ltd.	34,010	69,653
KG Chemical Corp.	13,120	93,711
KIC, Ltd. (I)	6,540	21,795
KISCO Corp.	7,076	194,867
KISCO Holdings Company, Ltd.	1,771	59,657
Kishin Corp.	36,006	157,119
KISWIRE, Ltd.	10,179	320,038
Kolon Corp.	7,040	170,672
Kolon Engineering &
Construction Company, Ltd. (I)	33,760	141,037
Korea Airport Service Company, Ltd.	3,760	142,318
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	22,280
Korea Circuit Company, Ltd. (I)	10,520	69,399
Korea Development Corp. (I)	24,985	96,052
Korea Development Financing Corp.	2,940	54,462
Korea Electric Terminal Company, Ltd.	8,690	146,535
Korea Exchange Bank	550,190	4,469,106
Korea Express Company, Ltd. (I)	14,564	1,390,608
Korea Flange Company, Ltd.	5,690	69,886
Korea Green Paper
Manufacturing Company, Ltd. (I)	2,524	4,178
Korea Investment Holdings Company, Ltd.	74,357	2,767,178
Korea Line Corp. (I)	22,715	228,210
Korea Mutual Savings Bank (I)	1,019	6,345
Korean Petrochemical
Industrial Company, Ltd.	4,131	336,803
KP Chemical Corp.	14,370	292,529
KPX Chemcial Company, Ltd.	2,618	127,535
KTB Network Corp. (I)	101,030	385,532
Kukdo Chemical Company, Ltd.	3,388	150,114
Kumho Electric Company, Ltd.	6,620	211,670
Kumho Industrial Company, Ltd. (I)	8,211	88,280
Kumho Investment Bank	99,870	70,998
Kumkang Industrial Company, Ltd.	1,400	14,835
Kunsul Chemical Industrial Company, Ltd.	3,660	46,284
Kwang Dong Pharmaceutical Company, Ltd.	78,330	207,187
Kyeryong Construction
Industrial Company, Ltd.	11,120	157,113
Kyobo Securities Company, Ltd.	35,708	247,665
Kyung Nong Corp.	11,060	34,480
Kyung-in Synthetic Corp.	37,370	112,218
Kyungbang, Ltd.	1,052	104,458
Lee Ku Industrial Company, Ltd.	8,740	13,904
LG Display Company, Ltd., ADR (I)(L)	817,143	13,057,945
LG Electronics, Inc.	194,009	19,201,743
LG Hausys, Ltd.	681	44,538
LG Uplus Corp.	492,750	2,479,025
Livart Furniture Company, Ltd.	4,180	25,120
Lotte Chilsung Beverage Company, Ltd.	1,318	1,072,254
Lotte Confectionery Company, Ltd.	1,277	1,571,445
Lotte Midopa Company, Ltd.	34,850	501,052
Lotte Samkang Company, Ltd.	1,523	341,352
Lotte Shopping Company, Ltd.	21,999	7,664,945
Manho Rope & Wire, Ltd.	1,400	19,393
Meritz Securities Company, Ltd. (I)	343,593	314,381
Mi Chang Oil Industrial Company, Ltd.	724	30,016
Moorim P&P Company, Ltd.	14,240	144,232
Moorim Paper Company, Ltd.	21,300	144,958
Motonic Corp.	17,805	113,757
Namkwang Engineering &
Construction Company, Ltd. (I)	43,700	91,399

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Namyang Dairy Products Company, Ltd.	919	$561,806
National Information & Credit Evaluation, Inc.	297	16,301
Nexen Corp.	2,328	120,328
NH Investment & Securities Company, Ltd.	51,010	408,801
Nice Information Service Company, Ltd. (I)	377	9,597
NK Company, Ltd.	16,960	97,054
Nong Shim Company, Ltd.	5,631	1,035,508
Nong Shim Holdings Company, Ltd.	3,444	162,408
On*Media Corp. (I)	92,630	463,953
Ottogi Corp.	2,691	293,754
Pacific Corp.	6,067	921,701
Pang Rim Company, Ltd.	950	10,277
PaperCorea, Inc. (I)	10,470	86,318
Poonglim Industrial Company, Ltd. (I)	5,520	9,063
Poongsan Corp.	27,049	994,659
Poongsan Holdings Corp.	7,510	248,491
POSCO	4,550	1,863,281
POSCO Coated & Color Steel Company, Ltd.	4,270	96,873
POSCO, ADR (L)	46,665	4,810,228
Pulmuone Company, Ltd.	1,122	35,139
Pumyang Construction Company, Ltd.	2,342	8,269
Pusan City Gas Company, Ltd.	8,930	156,322
S&T Daewoo Company, Ltd.	12,150	308,449
S&T Dynamics Company, Ltd.	26,579	393,949
S&T Holdings Company, Ltd.	10,110	128,553
Saehan Media Company, Ltd. (I)	6,266	30,495
Saeron Automotive Corp.	22,270	96,625
Sajo Industries Company, Ltd.	300	16,150
Sajodaerim Corp. (I)	2,420	60,362
Sam Lip General Foods Company, Ltd.	3,850	46,412
Sam Young Electronics Company, Ltd.	17,300	157,449
Sam Yung Trading Company, Ltd.	4,666	21,116
Sambu Construction Company, Ltd.	8,859	122,604
Samho International Company, Ltd. (I)	6,780	18,427
Samick Musical Instruments Company, Ltd.	59,990	59,726
Samick THK Company, Ltd.	7,060	38,858
Samjin Pharmaceutical Company, Ltd.	14,550	124,029
Samsung Corp.	132,369	7,930,688
Samsung SDI Company, Ltd.	52,136	7,724,908
Samwhan Corp.	15,100	120,760
Samyang Corp.	10,789	546,118
Samyang Foods Company, Ltd.	130	2,234
Samyang Genex Company, Ltd.	2,837	141,741
Samyang Tongsang Company, Ltd.	690	14,217
Savezone I&C Corp. (I)	16,880	35,288
SBS Media Holdings Company, Ltd. (I)	66,090	130,803
Seah Besteel Corp.	18,210	662,464
SeAH Holdings Corp.	1,403	145,854
SeAH Steel Corp.	4,144	256,011
Sebang Company, Ltd.	19,040	269,435
Sejong Industrial Company, Ltd.	5,230	55,421
Seowon Company, Ltd.	38,840	111,187
SGWICUS Corp. (I)	48,000	17,696
SH Chemical Company, Ltd. (I)	31,743	9,939
Shin Poong Pharmaceutical Company, Ltd.	1,936	57,601
Shinhan Engineering &
Construction Company, Ltd. (I)	3,177	14,698
Shinhan Financial Group
Company, Ltd., SADR (I)(L)	254,807	21,355,375
Shinhan Financial Group Company, Ltd.	78,890	3,301,230
Shinsegae Engineering &
Construction Company, Ltd.	1,110	13,744

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Information &
Communication Company, Ltd.	484	$26,422
Shinsung FA Company, Ltd.	3,222	12,556
Shinwon Corp.	43,430	50,857
Shinyoung Securities Company, Ltd.	8,030	253,659
Silla Company, Ltd.	12,407	158,214
Sindoh Company, Ltd.	7,532	336,157
SJM Company, Ltd.	4,204	14,462
SJM Holdings Company, Ltd.	3,925	21,839
SK Chemicals Company, Ltd.	937	48,918
SK Gas Company, Ltd.	4,822	160,262
SK Holdings Company, Ltd.	55,628	6,557,186
SK Networks Company, Ltd.	192,240	1,976,571
SKC Company, Ltd.	11,190	405,868
Solomon Mutual Savings Bank (I)	3,600	8,417
Songwon Industrial Company, Ltd.	2,710	34,924
Ssangyong Cement
Industrial Company, Ltd. (I)	34,830	194,623
STX Corp.	29,023	749,144
STX Pan Ocean Company, Ltd.	228,240	1,928,638
STX Shipbuilding Company, Ltd.	81,850	1,988,337
Suheung Capsule Company, Ltd.	9,580	62,836
Sung Bo Chemicals Company, Ltd.	410	8,803
Sungjee Construction Company, Ltd. (I)	2,210	1,614
Sungshin Cement Company, Ltd. (I)	5,760	18,704
Sunjin Company, Ltd. (I)	1,768	36,504
Tae Kyung Industrial Company, Ltd.	14,930	57,674
Taegu Department Store Company, Ltd.	12,550	132,950
Taekwang Industrial Company, Ltd.	722	745,751
Taeyoung Engineering & Construction, Ltd.	83,610	380,967
Taihan Electric Wire Company, Ltd. (I)	139,080	684,540
Tailim Packaging Industrial Company, Ltd.	59,700	71,214
Tec & Company (I)	57,230	8,303
Telcoware Company, Ltd.	4,000	26,844
Tong Yang Investment Bank	151,090	1,037,826
Tong Yang Major Corp. (I)	44,740	105,797
Trybrands, Inc. (I)	30,360	16,158
TS Corp.	3,611	133,933
Uangel Corp.	7,990	28,273
Unid Company, Ltd.	6,039	307,809
Union Steel Company, Ltd.	5,560	103,218
Wiscom Company, Ltd.	3,680	13,482
Woongjin Holdings Company, Ltd. (I)	73,910	620,511
Woori Finance Holdings Company, Ltd.	221,190	2,693,556
Woori Finance Holdings
Company, Ltd., ADR (I)(L)	7,867	288,562
Woori Financial Company, Ltd.	15,810	226,420
Woori Investment & Securities Company, Ltd.	156,460	2,853,217
YESCO Company, Ltd.	1,480	31,814
Yoosung Enterprise Company, Ltd.	10,176	21,133
Youlchon Chemical Company, Ltd.	21,790	159,905
Young Poong Corp.	528	340,975
Youngone Corp.	18,824	200,896
Youngone Holdings Company, Ltd.	6,286	169,892
YuHwa Securities Company, Ltd.	3,240	43,366

		291,836,467
Taiwan - 12.88%
Acbel Polytech, Inc.	312,000	233,119
Accton Technology Corp.	834,000	512,049
Achem Technology Corp.	282,000	179,904
Action Electronics Company, Ltd. (I)	426,000	150,571
AGV Products Corp. (I)	753,505	336,125
Allis Electric Company, Ltd.	240,000	87,432

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Alpha Networks, Inc.	440,000	$363,882
Altek Corp.	357,089	485,794
Ampoc Far-East Co., Ltd. (I)	132,000	88,801
AmTRAN Technology Company, Ltd.	1,078,000	926,848
APCB, Inc.	143,000	131,755
Apex Science & Engineering	240,640	99,952
Arima Communication Corp. (I)	523,000	283,245
Arima Optoelectronics Corp. (I)	464,134	141,319
Asia Cement Corp.	3,865,162	3,892,725
Asia Optical Company, Inc. (I)	392,710	900,453
Asia Polymer Corp.	404,400	589,754
Asustek Computer, Inc.	366,827	3,345,678
AU Optronics Corp. (I)(L)	1,575,935	14,151,896
Audix Corp.	173,200	186,104
Aurora Systems Corp.	169,000	202,983
Avision, Inc.	277,916	199,367
Awea Mechantronic Company, Ltd.	6,000	7,276
Bank of Kaohsiung, Ltd. (I)	564,680	248,168
BES Engineering Corp.	2,721,200	866,639
Biostar Microtech International Corp.	227,000	122,544
C Sun Manufacturing, Ltd.	175,729	157,950
Cameo Communications, Inc.	331,090	146,871
Capital Securities Corp.	2,450,612	1,125,173
Carnival Industrial Corp. (I)	512,000	180,899
Catcher Technology Company, Ltd.	258,000	1,082,169
Cathay Chemical Works, Inc.	116,000	57,112
Cathay Real Estate
Development Company, Ltd.	1,529,000	759,738
Central Reinsurance Company, Ltd.	330,535	188,059
Chain Qui Development Company, Ltd.	216,000	178,152
Champion Building Materials Company, Ltd.	512,852	387,277
Chang Hwa Commercial Bank, Ltd.	3,782,000	2,808,148
Charoen Pokphand Enterprise.	300,000	181,125
Cheng Loong Corp.	1,712,000	778,041
Cheng Uei Precision Industry Company, Ltd.	660,103	1,266,821
Chia Hsin Cement Corp.	869,611	467,141
Chien Kuo Construction Company, Ltd.	396,160	202,802
Chien Shing Stainless Steel Company, Ltd. (I)	319,000	84,477
Chimei Innolux Corp. (I)	10,988,758	11,719,262
Chin-Poon Industrial Company, Ltd.	678,642	564,814
China Airlines, Ltd. (I)	306,961	200,021
China Chemical &
Pharmaceutical Company, Ltd.	84,000	75,149
China Development Financial Holdings Corp.	18,375,087	7,072,841
China Electric Manufacturing Corp.	147,000	119,460
China General Plastics Corp.	588,000	246,595
China Manmade Fibers Corp. (I)	2,062,000	1,130,980
China Metal Products Company, Ltd.	446,248	455,901
China Motor Company, Ltd.	1,144,905	962,743
China Petrochemical Development Corp. (I)	3,005,780	3,470,335
China Steel Structure Company, Ltd.	204,000	194,785
China Synthetic Rubber Corp.	926,937	865,416
China Wire & Cable Company, Ltd. (I)	483,000	183,550
Chinatrust Financial Holding Company, Ltd.	87,823	68,942
Ching Feng Home Fashions Company, Ltd. (I)	108,780	28,981
Chun Yu Works & Company, Ltd. (I)	405,000	132,834
Chun Yuan Steel Industrial Company, Ltd.	652,980	330,847
Chung Hsin Electric &
Machinery Manufacturing Corp.	623,000	353,018
Chung Hung Steel Corp. (I)	1,491,564	893,407
Chung Hwa Pulp Corp. (I)	843,000	436,313
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	729,642
Chuwa Wool Industry Company, Ltd. (I)	99,000	116,776

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chyang Sheng Dyeing &
Finishing Company, Ltd. (I)	46,000	$19,256
CMC Magnetics Corp. (I)	5,157,000	1,219,706
Collins Company, Ltd.	276,400	124,619
Compal Communications, Inc.	315,000	301,077
Compal Electronics, Inc.	2,102,895	2,471,027
Compeq Manufactuing Company, Ltd. (I)	1,703,000	1,024,246
Continental Holdings Corp. (I)	875,000	359,024
Coxon Precise Industrial Company, Ltd.	152,231	286,416
CSBC Corp. Taiwan	7,197	6,335
D-Link Corp.	1,083,627	945,407
Da Cin Construction Company, Ltd.	287,000	163,693
Darfon Electronics Corp.	351,950	394,167
De Licacy Industrial Company	150,000	51,682
Delpha Construction Company, Ltd.	316,005	154,817
Depo Auto Parts Industrial Company, Ltd.	48,000	113,236
DFI, Inc.	56,000	49,816
Dynamic Electronics Company, Ltd.	339,000	193,345
E.Sun Financial Holding Company, Ltd.	6,676,120	4,107,709
Eastern Media International Corp. (I)	1,374,053	304,425
Eclat Textile Company, Ltd.	182,384	203,451
Edom Technology Company, Ltd.	201,000	102,955
Elitegroup Computer Systems Company, Ltd.	1,162,576	416,239
Enlight Corp. (I)	49,439	8,403
Entie Commercial Bank (I)	360,000	188,611
Eternal Chemical Company, Ltd.	283,471	303,302
EVA Airways Corp. (I)	368,419	333,097
Everest Textile Company, Ltd. (I)	588,000	182,188
Evergreen International Storage
& Transport Corp.	959,320	795,087
Evergreen Marine Corp. (I)	2,679,000	2,370,705
Everspring Industry Company, Ltd. (I)	277,000	93,229
Evertop Wire Cable Corp. (I)	98,275	23,387
Excel Cell Electronic Company, Ltd.	103,000	70,253
Far Eastern Department Stores Company, Ltd.	544,100	824,730
Far Eastern International Bank	2,561,017	1,145,793
Federal Corp.	682,049	450,182
First Copper Technology Company, Ltd.	476,000	216,154
First Financial Holding Company, Ltd.	10,514,483	8,625,196
First Hotel	31,040	28,595
First Insurance Company, Ltd.	364,165	218,794
Forhouse Corp.	575,894	553,309
Formosa Oilseed Processing (I)	191,225	95,076
Formosa Taffeta Company, Ltd.	1,616,000	1,500,452
Formosan Rubber Group, Inc.	767,000	668,849
Formosan Union Chemical (I)	452,485	247,210
Founding Construction &
Development Company, Ltd.	196,367	159,101
Froch Enterprise Company, Ltd. (I)	292,000	191,997
FSP Technology, Inc.	359,637	437,126
FU I Industrial Company, Ltd. (I)	159,000	51,495
Fullerton Technology Company, Ltd.	142,563	167,922
Fwusow Industry Company, Ltd.	378,290	181,383
G Shank Enterprise Company, Ltd.	205,000	158,674
Gamma Optical Company, Ltd.	129,800	95,394
Gem Terminal Industrial Company, Ltd.	47,500	30,635
Getac Technology Corp.	623,000	352,857
Giantplus Technology Company, Ltd. (I)	345,000	257,480
Gigabyte Technology Company, Ltd.	1,041,719	1,043,753
Global Brands Manufacture, Ltd.	279,886	173,630
Gold Circuit Electronics, Ltd. (I)	822,071	378,598
Goldsun Development &
Construction Company, Ltd.	2,482,184	1,117,380

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Gordon Auto Body Parts Company, Ltd. (I)	134,184	$44,967
Grand Pacific Petrochemical Corp.	1,580,000	960,073
Great China Metal Industry Company, Ltd.	303,000	318,333
Great Wall Enterprise Company, Ltd.	448,650	436,269
Greatek Electronics, Inc.	654,158	626,173
GTM Corp. (I)	263,000	183,217
Hannstar Board Corp.	399,294	257,197
HannStar Display Corp. (I)	9,541,000	1,730,201
Hey Song Corp.	927,000	733,096
Hitron Technology, Inc.	154,000	112,251
Ho Tung Chemical Corp. (I)	892,201	475,669
Hocheng Group Corp. (I)	444,000	165,623
Hold-Key Electric Wire &
Cable Company, Ltd. (I)	282,640	188,353
Holystone Enterprise Company, Ltd.	310,478	364,199
Hong Ho Precision Textile Company (I)	39,000	25,131
Hong TAI Electric Industrial Company, Ltd.	409,000	195,451
Hong Yi Fiber Industry Co.	142,000	78,795
Hota Industrial
Manufacturing Company, Ltd. (I)	5,000	2,450
Hsin Kuang Steel Company, Ltd.	420,153	468,759
Hsing TA Cement Company, Ltd.	227,000	74,928
Hua Eng Wire & Cable Company, Ltd.	1,053,000	400,289
Hua Nan Financial Holdings Company, Ltd.	3,683,361	2,621,555
Hung Ching Development Company, Ltd.	203,000	126,480
Hung Sheng Construction Company, Ltd.	935,008	544,598
Hwa Fong Rubber Company, Ltd. (I)	584,770	178,752
I-Chiun Precision Industry Company, Ltd.	33,000	37,722
Ichia Technologies, Inc.	512,300	345,206
Inotera Memories, Inc. (I)	4,137,165	2,186,132
Inventec Appliances Corp.	339,000	260,646
Inventec Company, Ltd.	3,910,089	2,016,337
Jui Li Enterprise Company, Ltd. (I)	66,950	20,452
K Laser Technology, Inc.	193,214	107,720
Kang Na Hsiung Enterprise Company, Ltd.	241,000	161,028
Kaulin Manufacturing Company, Ltd.	234,490	226,211
KEE TAI Properties Company, Ltd.	612,719	365,165
Kindom Construction Company, Ltd.	561,000	437,253
King Yuan Electronics Company, Ltd. (I)	2,299,762	1,352,216
King’s Town Bank (I)	1,683,000	978,341
Kinko Optical Company, Ltd. (I)	56,648	97,381
Kinpo Electronics, Inc. (I)	2,091,724	708,141
Kwong Fong Industries Corp. (I)	653,100	278,512
KYE System Corp.	89,000	65,950
L&K Engineering Company, Ltd.	245,952	264,568
Lan Fa Textile Company, Ltd. (I)	353,874	213,356
Lead Data, Inc. (I)	428,173	67,683
Leader Electronics, Inc.	167,000	110,641
Lealea Enterprise Company, Ltd.	1,165,435	625,963
LEE CHI Enterprises Company, Ltd.	287,000	139,022
Lelon Electronics Corp. (I)	162,000	110,159
Leofoo Development Company, Ltd. (I)	370,197	247,598
Li Peng Enterprise Company, Ltd. (I)	580,864	328,679
Lian Hwa Food Corp.	137,000	112,487
Lien Hwa Industrial Corp.	927,954	630,878
Lingsen Precision Industries, Ltd.	562,101	467,838
Lite-on It Corp.	701,764	701,302
Lite-On Semiconductor Corp. (I)	463,080	321,283
Lite-On Technology Corp.	4,219,072	5,257,146
Long Bon International Company, Ltd.	492,000	199,097
Long Chen Paper Company, Ltd.	730,476	284,089
Lucky Cement Corp.	272,000	66,155
Macronix International Company, Ltd.	4,896,694	3,559,356

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Marketech International Corp.	207,000	$131,025
Masterlink Securities Corp	1,915,780	821,242
Maxtek Technology Company, Ltd.	76,000	86,757
Mayer Steel Pipe Corp.	231,859	179,335
Maywufa Company, Ltd.	18,000	9,572
Mega Financial Holding Company, Ltd.	17,250,000	12,485,506
Meiloon Industrial Company, Ltd.	299,231	159,979
Mercuries & Associates, Ltd.	502,150	366,464
Mercuries Data Systems, Ltd. (I)	148,000	72,180
Micro-Star International Company, Ltd.	1,832,488	1,000,150
Microelectronics Technology (I)	554,000	321,928
Mitac International	2,247,466	1,008,850
Mobiletron Electronics Company, Ltd.	67,000	49,501
Mosel Vitelic, Inc. (I)	1,023,109	518,907
Mustek Systems, Inc. (I)	40,151	6,168
Nantex Industry Company, Ltd.	292,520	238,585
New Asia Construction
& Development Corp. (I)	252,000	107,287
Nien Hsing Textile Company, Ltd.	642,520	492,677
Optimax Technology Corp. (I)	170,816	27,263
Opto Technology Corp.	140,000	97,653
Orient Semiconductor Electronics, Ltd. (I)	720,000	190,927
Oriental Union Chemical Corp.	183,000	256,032
Pacific Construction Company, Ltd. (I)	267,000	43,863
Paragon Technologies Company, Ltd.	116,000	195,242
Pegatron Corp. (I)	987,321	1,169,173
Phihong Technology Company, Ltd.	46,416	78,040
Plotech Company, Ltd.	146,000	112,718
Polaris Securities Company, Ltd.	3,956,238	2,440,460
Pou Chen Corp.	4,233,448	3,700,404
Power Quotient International Company, Ltd.	131,000	78,032
President Securities Corp.	1,435,960	906,244
Prince Housing Development Corp.	567,000	393,727
Prodisc Technology, Inc. (I)	540,000	6,598
Promate Electronic Company, Ltd.	222,000	170,539
Qisda Corp. (I)	1,091,000	657,778
Quintain Steel Company, Ltd. (I)	427,750	171,773
Radiant Opto-Electronics Corp.	813,254	1,813,843
Ralec Electronic Corp.	80,259	163,970
Rechi Precision Company, Ltd. (I)	354,000	211,881
Rexon Industrial Corp., Ltd. (I)	291,000	80,183
Ritek Corp. (I)	4,925,428	1,439,837
Sampo Corp. (I)	1,206,997	405,162
Sanyang Industrial Company, Ltd. (I)	1,248,481	734,783
Sesoda Corp.	10,000	12,028
Shan-Loong Transportation Company, Ltd.	4,000	2,479
Sheng Yu Steel Company, Ltd.	188,000	133,200
Shih Wei Navigation Company, Ltd.	54,000	68,811
Shihlin Electric & Engineering Corp.	624,213	756,337
Shin Kong Financial
Holding Company, Ltd. (I)	11,255,017	4,756,241
Shin Zu Shing Company, Ltd.	142,933	357,770
Shinkong Insurance Company, Ltd.	310,000	280,664
Shinkong Synthetic Fibers Corp.	2,450,450	1,085,076
Shuttle, Inc. (I)	204,985	113,666
Sigurd Microelectronics Corp.	541,887	510,853
Silicon Integrated Systems Corp.	1,181,000	733,084
Sinbon Electronics Company, Ltd.	291,000	209,332
Sincere Navigation Corp.	282,000	312,120
Sinkang Industries, Ltd.	111,000	71,920
Sinon Corp.	625,150	287,372
SinoPac Holdings Company, Ltd.	11,278,000	4,683,781
Siward Crystal Technology Company, Ltd. (I)	217,301	145,147

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Solelytex Industrial Corp. (I)	115,758	$75,959
Solomon Technology Corp. (I)	235,036	106,026
Southeast Cement Company, Ltd.	390,000	150,672
Spirox Corp.	172,369	123,335
Springsoft, Inc.	348,000	410,994
Stark Technology, Inc.	164,000	146,577
Sunplus Technology Company, Ltd. (I)	858,000	530,091
Sunspring Metal Corp.	17,000	21,343
Supreme Electronics Company, Ltd.	322,000	258,725
Sweeten Construction Company, Ltd.	103,100	61,392
Ta Chen Stainless Pipe Company, Ltd.	887,407	618,943
Ta Chong Bank Company, Ltd. (I)	2,940,000	1,100,441
Ta Ya Electric Wire & Cable Company, Ltd.	983,571	281,586
TA-I Technology Company, Ltd.	84,000	90,312
Tah Hsin Industrial Company, Ltd.	125,000	111,438
Tai Roun Products Company, Ltd. (I)	111,000	49,147
Taichung Commercial Bank (I)	2,361,120	1,079,315
Tainan Enterprises Company, Ltd.	201,467	245,536
Tainan Spinning Company, Ltd.	2,023,680	1,212,801
Taishin Financial Holdings Company, Ltd. (I)	9,128,326	4,763,616
Taisun Enterprise Company, Ltd.	397,800	216,765
Taita Chemical Company, Ltd. (I)	410,790	178,201
Taiwan Business Bank (I)	4,962,920	1,954,295
Taiwan Cement Corp.	6,978,726	6,932,778
Taiwan Cogeneration Corp.	563,680	351,396
Taiwan Cooperative Bank	7,238,402	5,487,885
Taiwan Fu Hsing Industrial Company, Ltd.	212,000	166,766
Taiwan Glass Industrial Corp.	900,334	1,100,681
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	631,276	293,609
Taiwan Mask Corp.	442,850	179,808
Taiwan Navigation Co., Ltd.	18,000	20,095
Taiwan Paiho, Ltd.	456,395	451,967
Taiwan Pulp & Paper Corp. (I)	544,000	303,725
Taiwan Sakura Corp.	57,016	40,671
Taiwan Sogo Shin Kong	372,000	295,342
Taiwan Styrene Monomer Corp.	1,000,479	464,954
Taiwan Tea Corp.	967,723	580,750
Taiyen Biotech Company, Ltd.	395,000	289,471
Tatung Company, Ltd. (I)	9,628,863	2,234,058
Teapo Electronic Corp. (I)	248,512	70,467
Teco Electric & Machinery Company, Ltd.	3,422,109	2,012,101
Tecom Company, Ltd. (I)	41,000	12,174
Tex-Ray Industrial Company, Ltd. (I)	90,000	32,883
Ton Yi Industrial Corp.	1,390,000	702,625
Tong Yang Industry Company, Ltd.	295,780	372,589
Tong-Tai Machine & Tool Company, Ltd.	60,000	83,417
Topco Scientific Company, Ltd.	208,720	320,780
Topoint Technology Company, Ltd.	169,000	161,141
Tsann Kuen Enterprise Company, Ltd.	3,220	6,421
Tung Ho Steel Enterprise Corp.	1,512,138	1,600,073
Tung Ho Textile Company, Ltd. (I)	247,000	137,661
Twinhead International Corp. (I)	224,000	34,288
TYC Brother Industrial Company, Ltd.	327,052	188,723
Tycoons Group Enterprise Company, Ltd. (I)	594,536	183,402
TZE Shin International Company, Ltd.	222,141	105,307
U-Tech Media Corp. (I)	301,000	98,818
Unimicron Technology Corp.	176,855	328,198
Union Bank of Taiwan (I)	1,256,642	467,558
Unitech Electronics Company, Ltd.	211,039	113,145
Unitech Printed Circuit Board Corp. (I)	617,950	395,904
United Microelectronics Corp.	24,273,468	12,624,551
Universal Cement Corp.	929,808	555,031

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Universal Microelectronics Company, Ltd. (I)	143,000	$93,425
Unizyx Holding Corp. (I)	699,000	545,435
UPC Technology Corp.	1,110,357	822,990
USI Corp.	1,084,160	1,375,259
Ve Wong Corp.	218,450	170,728
Wah Lee Industrial Corp.	12,000	23,748
Walsin Lihwa Corp. (I)	6,333,000	3,364,584
Walsin Technology Corp. (I)	864,262	536,949
Walton Advanced Engineering, Inc.	383,661	210,827
Wan Hai Lines, Ltd. (I)	378,920	259,396
Waterland Financial Holding Company	4,113,318	2,205,529
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	83,314
Weikeng Industrial Company, Ltd.	258,000	230,494
Well Shin Technology Company, Ltd.	54,000	94,330
Wellypower Optronics Corp.	235,000	272,555
Winbond Electronics Corp. (I)	5,386,000	1,795,797
Wintek Corp. (I)	1,838,000	3,552,632
WT Microelectronics Company, Ltd.	167,000	256,132
WUS Printed Circuit Company, Ltd. (I)	556,000	392,688
Yageo Corp.	3,968,000	1,969,237
Yang Ming Marine Transport Corp. (I)	2,239,015	1,897,078
Yem Chio Company, Ltd.	128,000	124,650
Yeun Chyang Industrial Company, Ltd.	496,000	424,293
Yi Jinn Industrial Company, Ltd. (I)	403,508	159,503
Yieh Phui Enterprise Company, Ltd.	1,857,602	696,268
Yuanta Financial Holdings Company, Ltd.	11,737,608	8,084,259
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	2,163,167	918,604
Yulon Motor Company, Ltd.	1,730,900	3,422,035
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	92,850	142,838
Yungtay Engineering Company, Ltd.	608,000	798,768
Zenitron Corp.	256,000	182,446
Zig Sheng Industrial Company, Ltd.	565,536	375,116

		277,748,896
Thailand - 1.97%
Asia Plus Securities PCL	1,679,600	154,913
Asian Property Development PCL	540,400	109,582
Bangchak Petroleum PCL	1,001,000	595,853
Bangkok Bank PCL	1,741,600	9,336,891
Bangkok Expressway PCL	708,800	435,828
Bangkok Insurance PCL	8,050	66,085
Bangkokland PCL (I)	16,323,800	331,014
Bank of Ayudhya PCL	5,079,200	4,149,918
Cal-Comp Electronics Thailand PCL	3,042,400	326,380
Central Plaza Hotel PCL	1,632,600	246,692
Delta Electronics Thailand PCL	188,400	169,452
Eastern Water Resources Development &
Management PCL	140,000	28,160
Esso Thailand PCL	2,335,900	641,752
G J Steel PCL (I)	24,328,200	214,836
G Steel PCL (I)	12,662,700	289,906
Hana Microelectronics PCL	568,100	473,804
Hemaraj Land & Development PCL	674,700	39,279
IRPC PCL	14,785,900	2,683,949
Italian-Thai Development PCL (I)	3,859,370	464,513
Jasmine International PCL	6,601,900	408,098
Kang Yong Electric PCl	2,800	18,865
KGI Securities Thailand PCL	2,669,900	253,237
Kiatnakin Finance PCL	530,400	568,131
Krung Thai Bank PCL	7,486,900	4,015,868
Krungthai Card PCL (I)	126,000	64,700
Loxley PCL (I)	988,200	80,801

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
MBK PCL	86,100	$281,603
Padaeng Industry PCL	183,200	134,816
Polyplex PCL	275,000	211,365
Power Line Engineering PCL (I)	492,400	23,030
Pranda Jewelry PCL	214,300	46,259
Precious Shipping PCL	882,400	510,825
PTT Aromatics & Refining PCL	2,525,300	3,055,964
PTT Chemical PCL	41,900	197,338
Quality House PCL	5,687,200	386,897
Regional Container Lines PCL (I)	829,300	282,084
Saha-Union PCL	266,600	326,983
Sahaviriya Steel Industries PCL (I)	13,343,880	567,360
Sansiri PCL (I)	1,342,100	267,762
SC Asset Corp. PCL	168,200	102,323
Seamico Securities PCL (I)	421,400	23,017
Tata Steel Thailand PCL (I)	7,517,600	331,930
Thai Airways International PCL	1,531,011	1,927,847
Thai Carbon Black PCL	174,100	180,791
Thai Oil PCL	1,737,300	4,190,544
Thai Plastic & Chemical PCL	691,800	563,396
Thai Stanley Electric PCL	14,200	77,560
Thaicom PCL (I)	811,700	151,323
Thanachart Captial PCL	1,114,500	1,084,428
Thoresen Thai Agencies PCL	608,670	362,315
Ticon Industrial Connection PCL	133,100	54,851
Total Access Communication PCL	128,500	172,314
TPI Polene PCL	1,778,440	639,831
Vanachai Group PCL	1,124,200	166,929
Vinythai PCL	100,000	40,229

		42,530,421
Turkey - 2.02%
Adana Cimento Sanayi AS	183,047	87,006
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	99,918	330,747
Advansa Sasa Polyester Sanayi AS (I)	140,873	122,519
Akcansa Cimento AS	113,818	486,821
Aksa Akrilik Kimya Sanayi AS	173,463	398,037
Aksigorta AS	290,218	346,529
Alarko Holding AS	207,987	425,547
Altinyildiz Mensucat Ve Konfeksiyon
Fabrikalari AS (I)	29,490	224,981
Anadolu Cam Sanayi AS (I)	205,846	382,272
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	34,421
Anadolu Sigorta AS	549,997	416,168
Arcelik AS	369,761	1,716,651
Ayen Enerji AS	20,072	37,275
Aygaz AS	201,651	1,066,067
Bati Cimento AS	21,536	108,263
BatiSoke AS (I)	24,824	26,080
Bolu Cimento Sanayii AS	137,486	134,985
Borusan Mannesmann Boru Sanayi AS	15,924	154,323
Cemtas Celik Makina AS	81,516	49,433
Cimsa Cimento Sanayi ve Ticaret AS	125,463	705,491
Deva Holding AS (I)	174,734	295,007
Dogan Gazetecilik AS (I)	62,235	116,721
Dogan Sirketler Grubu Holdings AS (I)	1,991,109	1,471,031
Dogus Otomotiv Servis ve Ticaret AS (I)	210,506	707,857
Eczacibasi Ilac Sanayi AS	368,380	497,529
Eczacibasi Yatirim Holding Ortakligi AS	7,623	23,452
EGE Seramik Sanayi ve Ticaret AS (I)	103,309	154,373
Eregli Demir ve Celik Fabrikalari AS (I)	889,271	2,746,606
Gentas Genel Metal Sanayi ve Ticaret AS	90,149	112,810
Global Yatirim Holding AS (I)	508,853	353,052

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Goldas Kuyumculuk Sanayi AS (I)	54,847	$29,854
Goltas Goller Bolgesi Cimento Sanayi Ve
Ticaret AS	400	25,388
Goodyear Lastikleri Turk AS (I)	17,513	378,842
GSD Holding AS (I)	559,767	314,965
Gunes Sigorta AS (I)	31,526	38,217
Hurriyet Gazetecilik AS	513,859	613,131
Ihlas EV Aletleri AS (I)	221,809	148,481
Ihlas Holding AS (I)	798,884	758,327
Ipek Matbacilik Sanayi Ve Ticaret AS (I)	23,316	45,420
Is Yatirim Menkul Degerler AS	36,146	60,815
Isiklar Yatirim Holding Asisiklar
Ambalaj AS (I)	170,167	95,693
Izmir Demir Celik Sanayi AS (I)	107,008	326,953
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	269,703
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class B (I)	111,391	80,083
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D (I)	905,876	435,461
KOC Holdings AS	1,312,745	5,499,305
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	316,320	769,603
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	170,561	464,398
Marmaris Marti Otel Isletmeleri AS (I)	159,875	106,977
Menderes Tekstil Sanayi ve Ticaret AS (I)	162,507	69,130
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	76,480
Net Holding AS (I)	220,281	185,946
Net Turizm Ticaret ve Sanayi AS (I)	231,636	149,100
Nortel Networks Netas Telekomunikasyon AS	9,770	937,794
Park Elektrik Uretim Madencilik Sanayi Ve
Ticaret AS (I)	129,175	285,088
Parsan Makina Parcalari Sanayi AS (I)	28,857	32,317
Petkim Petrokimya Holding AS (I)	952,737	1,376,075
Pinar Entegre Et ve Un Sanayi AS	36,324	144,509
Pinar Sut Mamulleri Sanayii AS	40,679	329,586
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	52,643
Sarkuysan Elektrolitik Bakir AS	91,563	225,042
Sekerbank AS	474,925	466,150
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	371,023
Soda Sanayii AS (I)	76,481	109,051
Tekfen Holding AS	207,445	694,625
Tekstil Bankasi AS (I)	140,973	80,198
Trakya Cam Sanayi AS (I)	460,146	830,246
Turcas Petrolculuk AS	154,284	353,091
Turk Ekonomi Bankasi AS	521,636	554,375
Turk Hava Yollari AS (I)	902,472	2,527,911
Turk Sise ve Cam Fabrikalari AS (I)	820,847	1,422,637
Turkiye Is Bankasi AS	612,613	1,906,902
Turkiye Sinai Kalkinma Bankasi AS	681,196	1,119,995
Turkiye Vakiflar Bankasi Tao	1,574,428	3,807,954
Ulker Gida Sanayi ve Ticaret AS	213,853	690,393
Usas Ucak Servisi AS (I)	18,304	23,692
Vestel Beyaz Esya Sanayi ve Ticaret AS	121,350	232,276
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	351,106

		43,599,005

TOTAL COMMON STOCKS (Cost $1,626,853,559)		$2,066,171,773

PREFERRED SECURITIES - 2.53%
Brazil - 2.52%
Banco Daycoval SA	101,100	726,136
Banco do Estado do Rio Grande do Sul SA	294,300	3,219,293

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Industrial e Comercial SA	171,700	$1,238,370
Banco Panamericano SA	166,300	574,724
Banco Pine SA	63,900	533,460
Banco Sofisa SA	85,500	258,484
Bardella SA Industrias Mecanicas	916	79,279
Companhia de Ferro Ligas Da Bahia	143,176	1,032,643
Companhia de Tecidos Norte de Minas SA	172,700	508,613
Confab Industrial SA	518,387	1,554,725
Eucatex SA Industria E Comercio	24,300	119,762
Forjas Taurus SA	27,486	69,384
Inepar SA Industria E Construcoes (I)	122,505	393,919
Klabin SA	1,587,210	5,876,436
Marcopolo SA	16,100	55,157
Metalurgica Gerdau SA	325,100	5,049,035
Parana Banco SA	21,100	164,610
Petroleo Brasileiro SA	357,356	6,138,499
Sao Paulo Alpargatas SA	88,700	567,236
Suzano Papel e Celulose SA	785,253	6,706,602
Telemar Norte Leste SA	126,668	3,676,402
Uniao de Industrias Petroquimicas SA (I)	1,223,810	367,776
Universo Online SA	87,100	819,278
Usinas Siderurgicas de Minas Gerais SA	1,275,900	14,570,321

		54,300,144
Malaysia - 0.01%
TA Global BHD (I)	1,466,040	158,595

TOTAL PREFERRED SECURITIES (Cost $42,955,519)		$54,458,739

RIGHTS - 0.01%
BHG SA - Brazil Hospitality Group
(Expiration Date: 03/11/2011, Strike Price:
BRL 0.60) (I)	180	95
Ciech SA (Expiration Date: 03/22/2011, Strike
Price: PLN 3.55) (I)	42,888	53,082
CR2 Empreendimentos Imobiliarios SA
(Expiration Date: 03/29/2011, Strike Price:
BRL 9.50) (I)	1,400	0
Encorp BHD (Expiration Date: 03/09/2011,
Strike Price: MYR 0.05) (I)	28,700	423
Esorfranki, Ltd. (Expiration Date: 03/04/2011,
Strike Price: ZAR 1.00) (I)	55,581	0
Karnataka Bank, Ltd. (Expiration Date:
03/22/2011, Strike Price: INR 85.00) (I)	62,078	29,692
Karur Vysya Bank, Ltd. (Expiration Date:
03/17/2011, Strike Price: INR 150.00) (I)	14,269	78,477
Telemar Norte Leste SA (Expiration Date:
3/22/11, Strike Price: BRL 1000.00) (I)	238	0
Telemar Norte Leste SA (Expiration Date:
3/24/11, Strike Price: BRL 50.71) (I)	112,584	5,413
Tong Yang Major Corp. (Expiration Date:
03/09/2011, Strike Price: KRW 1550.00 (I)	73,547	65

TOTAL RIGHTS (Cost $158,796)		$167,247

WARRANTS - 0.00%
HKC Holdings, Ltd. (Expiration Date:
05/21/2011, Strike Price: HKD 0.313) (I)	25,556	69
Kulim Malaysia BHD (Expiration Date:
03/22/2011, Strike Price: MYR 0.02) (I)	152,000	30,483
Xiwang Sugar Holdings Company, Ltd.
(Expiration Date: 02/22/2012, Strike Price:
HKD 2.55) (I)	133,170	3,131

TOTAL WARRANTS (Cost $0)		$33,683

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Fund (formerly Emerging
Markets Value Fund) (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 6.92%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)		14,900,824	$149,118,509

TOTAL SECURITIES LENDING
COLLATERAL (Cost $149,080,011)			$149,118,509

SHORT-TERM INVESTMENTS - 1.61%
Short-Term Securities* - 1.61%
State Street Institutional Liquid Reserves
Fund, 0.2053%		$34,784,519	$34,784,519

TOTAL SHORT-TERM INVESTMENTS (Cost $34,784,519)			$34,784,519

Total Investments (Emerging Markets Fund (formerly
Emerging Markets Value Fund))
(Cost $1,853,832,404) - 106.89%			$2,304,734,470
Other assets and liabilities, net - (6.89%)			(148,520,919)

TOTAL NET ASSETS - 100.00%			$2,156,213,551

Emerging Markets Debt Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 24.14%
Argentina - 4.52%
City of Buenos Aires,
12.500%, 04/06/2015 (S)		$300,000	$328,500
Republic of Argentina
7.000%, 10/03/2015		250,000	236,875
8.750%, 06/02/2017		150,000	151,125

			716,500
Brazil - 0.75%
Federative Republic of Brazil,
10.250%, 06/17/2013		100,000	119,500

			119,500
Chile - 0.92%
Republic of Chile,
3.875%, 08/05/2020		150,000	145,725

			145,725
Colombia - 3.80%
Republic of Colombia
6.125%, 01/18/2041		150,000	151,875
8.250%, 12/22/2014		380,000	450,300

			602,175
Indonesia - 4.83%
Republic of Indonesia
5.875%, 03/13/2020 (S)		200,000	214,250
6.625%, 02/17/2037 (S)		250,000	266,875
7.250%, 04/20/2015 (S)		250,000	284,375

			765,500
Mexico - 0.95%
Government of Mexico,
7.500%, 06/21/2012	MXN	1,756,600	150,035

			150,035

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 1.87%
Republic of Peru,
7.125%, 03/30/2019		$250,000	$296,875

			296,875
Philippines - 3.29%
Republic of Philippines
4.950%, 01/15/2021	PHP	13,000,000	292,865
6.500%, 01/20/2020		$200,000	228,500

			521,365
South Africa - 1.26%
Eskom Holdings, Ltd.,
5.750%, 01/26/2021 (S)		200,000	199,500

			199,500
Uruguay - 1.95%
Republic of Uruguay,
8.000%, 11/18/2022		250,000	308,375

			308,375

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,720,147)			$3,825,550

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.46%
U.S. Government - 2.46%
U.S. Treasury Notes
0.625%, 01/31/2013		390,000	389,801

			389,801

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $388,773)			$389,801

CORPORATE BONDS - 69.11%
Argentina - 5.04%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		250,000	268,750
Arcor
7.250%, 11/09/2017 (S)		150,000	156,975
Pan American Energy LLC
7.875%, 05/07/2021 (S)		350,000	372,750

			798,475
Australia - 0.65%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		100,000	103,000

			103,000
Bermuda - 0.66%
Digicel, Ltd.
8.250%, 09/01/2017 (S)		100,000	104,500

			104,500
Brazil - 6.42%
BFF International, Ltd.
7.250%, 01/28/2020 (S)		250,000	265,000
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		250,000	250,625
Cosan SA Industria e Comercio
8.250%, (Q) (S)		250,000	250,000
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		250,000	252,500

			1,018,125

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada - 1.36%
Bombardier, Inc.
7.750%, 03/15/2020 (S)		$100,000	$108,500
Garda World Security Corp.
9.750%, 03/15/2017 (S)		100,000	107,500

			216,000
Cayman Islands - 21.01%
AES Andres Dominicana/Itabo
Dominicana
9.500%, 11/12/2020 (S)		150,000	160,875
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		150,000	154,875
Continental Trustees Cayman, Ltd.
(7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		150,000	153,375
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)		250,000	267,500
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		200,000	199,600
CSN Islands XII Corp.
7.000%, (Q) (S)		100,000	97,750
Gol Finance
7.500%, 04/03/2017		250,000	247,500
Odebrecht Finance, Ltd.
7.500%, (Q) (S)		250,000	253,125
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		300,000	336,000
Petrobras International Finance Company
5.375%, 01/27/2021		100,000	100,352
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		250,000	276,875
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		300,000	319,500
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)		250,000	240,875
TAM Capital 2, Inc.
9.500%, 01/29/2020 (S)		250,000	275,000
Vale Overseas, Ltd.
4.625%, 09/15/2020		250,000	245,406

			3,328,608
Chile - 0.91%
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)		150,000	144,132

			144,132
Ireland - 0.68%
Ono Finance II PLC
10.875%, 07/15/2019 (S)		100,000	107,500

			107,500
Korea - 0.32%
Export-Import Bank of Korea
6.500%, 01/25/2012 (S)	INR	2,300,000	50,670

			50,670
Luxembourg - 1.66%
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)		$250,000	263,425

			263,425
Mexico - 5.78%
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)		250,000	285,625
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)		250,000	272,500

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Mexico (continued)
Grupo Papelero Scribe SA
8.875%, 04/07/2020 (S)		$100,000	$96,500
Petroleos Mexicanos
6.000%, 03/05/2020		250,000	261,250

			915,875
Netherlands - 4.03%
Listrindo Capital BV
9.250%, 01/29/2015 (S)		250,000	279,993
Metinvest BV
8.750%, 02/14/2018 (S)		200,000	204,000
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)		150,000	154,500

			638,493
Peru - 1.33%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		200,000	211,500

			211,500
Russia - 1.64%
BOM Capital PLC
6.699%, 03/11/2015 (S)		250,000	260,625

			260,625
Singapore - 4.58%
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		250,000	271,250
Bumi Capital Pte, Ltd.
12.000%, 11/10/2016 (S)		250,000	288,750
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		150,000	165,188

			725,188
United Arab Emirates - 0.59%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	93,500

			93,500
United States - 9.85%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		150,000	155,625
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	250,000	153,639
BioScrip, Inc.
10.250%, 10/01/2015		$100,000	105,500
Equinix, Inc.
8.125%, 03/01/2018		100,000	108,500
Giant Funding Corp.
8.250%, 02/01/2018 (S)		100,000	102,750
Inter-American Development Bank
4.750%, 01/10/2014	INR	4,500,000	97,466
Interactive Data Corp.
10.250%, 08/01/2018 (S)		$150,000	168,000
NewPage Corp.
11.375%, 12/31/2014		250,000	249,375
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)		150,000	163,500
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		150,000	150,000
Regal Entertainment Group
9.125%, 08/15/2018		100,000	107,000

			1,561,355

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Venezuela - 2.60%
Petroleos de Venezuela SA
5.000%, 10/28/2015	$250,000	$153,500
5.125%, 10/28/2016	250,000	143,125
5.375%, 04/12/2027	250,000	114,750

		411,375

TOTAL CORPORATE BONDS (Cost $10,322,923)		$10,952,346

CONVERTIBLE BONDS - 0.34%
United States - 0.34%
Clearwire
Communications LLC/Clearwire
Finance, Inc.,
8.250%, 12/01/2040 (S)	50,000	53,000

		53,000

TOTAL CONVERTIBLE BONDS (Cost $50,000)		$53,000

PREFERRED SECURITIES - 0.69%
Netherlands - 0.17%
Nielsen Holdings NV 6.250%	50,000	27,594

		27,594
United States - 0.52%
Apache Corp., Series D 6.000%	455	30,995
General Motors Company,
Series B 4.750%	1,000	50,880

		81,875

TOTAL PREFERRED SECURITIES (Cost $97,750)		$109,469

SHORT-TERM INVESTMENTS - 1.89%
Short-Term Securities* - 1.89%
Federal Home Loan Bank Discount
Notes,
0.070%, 03/01/2011	$300,000	$300,000

		300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $300,000)		$300,000

Total Investments (Emerging Markets Debt Fund)
(Cost $14,879,593) - 98.63%		$15,630,166
Other assets and liabilities, net - 1.37%		216,802

TOTAL NET ASSETS - 100.00%		$15,846,968

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.35%
Consumer Discretionary - 14.32%
Automobiles - 0.82%
General Motors Company (I)	126,200	$4,231,486
Harley-Davidson, Inc. (L)	183,600	7,494,552

		11,726,038
Distributors - 0.48%
Genuine Parts Company (L)	131,450	6,926,101
Diversified Consumer Services - 0.22%
H&R Block, Inc. (L)	204,400	3,104,836
Hotels, Restaurants & Leisure - 0.71%
Marriott International, Inc., Class A (L)	197,940	7,761,227

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (I)	179,100	$2,496,654

		10,257,881
Household Durables - 2.46%
D.R. Horton, Inc. (L)	173,000	2,048,320
Fortune Brands, Inc.	313,500	19,393,110
Whirlpool Corp. (L)	167,700	13,835,250

		35,276,680
Leisure Equipment & Products - 0.84%
Mattel, Inc.	479,100	12,006,246
Media - 6.03%
Cablevision Systems Corp., Class A	309,100	11,390,335
Comcast Corp., Class A	325,900	8,395,184
DISH Network Corp. (I)	49,300	1,146,225
Madison Square Garden, Inc., Class A (I)	64,625	1,845,690
The McGraw-Hill Companies, Inc.	370,500	14,330,940
The New York Times Company, Class A (I)(L)	480,300	4,995,120
The Walt Disney Company	405,700	17,745,318
Time Warner, Inc.	565,966	21,619,901
WPP PLC	355,123	4,885,433

		86,354,146
Multiline Retail - 0.39%
Macy’s, Inc.	232,000	5,544,800
Specialty Retail - 2.37%
Bed Bath & Beyond, Inc. (I)(L)	207,900	10,010,385
Home Depot, Inc.	571,500	21,414,105
Tiffany & Company (L)	41,900	2,578,945

		34,003,435

		205,200,163
Consumer Staples - 6.18%
Beverages - 0.36%
PepsiCo, Inc.	81,900	5,194,098
Food Products - 3.06%
Archer-Daniels-Midland Company	118,500	4,405,830
Campbell Soup Company (L)	204,400	6,880,104
ConAgra Foods, Inc.	344,300	7,973,988
McCormick & Company, Inc., Class B (L)	124,000	5,908,600
The Hershey Company (L)	355,600	18,604,992

		43,773,514
Household Products - 2.00%
Clorox Company (L)	217,700	14,751,352
Kimberly-Clark Corp.	211,100	13,911,490

		28,662,842
Personal Products - 0.76%
Avon Products, Inc.	393,300	10,937,673

		88,568,127
Energy - 14.14%
Energy Equipment & Services - 1.82%
Baker Hughes, Inc.	100,700	7,154,735
Schlumberger, Ltd.	202,700	18,936,234

		26,090,969
Oil, Gas & Consumable Fuels - 12.32%
Anadarko Petroleum Corp.	213,400	17,462,522
BP PLC, SADR	231,492	11,220,417
Chevron Corp.	388,060	40,261,224
ConocoPhillips	126,700	9,866,129
Exxon Mobil Corp.	401,224	34,316,689
Murphy Oil Corp.	282,000	20,735,460

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, ADR (L)	385,000	$27,816,250
Spectra Energy Corp.	253,500	6,781,125
Sunoco, Inc. (L)	190,500	7,974,330

		176,434,146

		202,525,115
Financials - 19.65%
Capital Markets - 2.07%
Legg Mason, Inc. (L)	373,800	13,550,250
Morgan Stanley	148,800	4,416,384
The Bank of New York Mellon Corp. (L)	385,600	11,718,384

		29,685,018
Commercial Banks - 5.25%
KeyCorp	642,000	5,867,880
PNC Financial Services Group, Inc.	98,300	6,065,110
Regions Financial Corp.	708,000	5,409,120
SunTrust Banks, Inc.	344,000	10,378,480
U.S. Bancorp	777,700	21,565,621
Wells Fargo & Company	801,800	25,866,068

		75,152,279
Consumer Finance - 3.16%
American Express Company	601,300	26,198,641
Capital One Financial Corp.	189,700	9,441,369
SLM Corp. (I)	653,500	9,684,870

		45,324,880
Diversified Financial Services - 5.15%
Bank of America Corp.	1,634,122	23,351,603
JPMorgan Chase & Company	898,514	41,951,618
NYSE Euronext	229,100	8,476,700

		73,779,921
Insurance - 3.67%
Chubb Corp.	101,600	6,165,088
Lincoln National Corp. (L)	328,198	10,410,441
Marsh & McLennan Companies, Inc.	511,500	15,570,060
Sun Life Financial, Inc. (L)	262,300	8,718,852
The Allstate Corp.	370,600	11,777,668

		52,642,109
Real Estate Investment Trusts - 0.35%
Weyerhaeuser Company	204,513	4,992,162

		281,576,369
Health Care - 4.82%
Biotechnology - 0.43%
Amgen, Inc. (I)	119,200	6,118,536
Pharmaceuticals - 4.39%
Bristol-Myers Squibb Company	397,400	10,256,894
Eli Lilly & Company	224,600	7,762,176
Johnson & Johnson	290,600	17,854,464
Merck & Company, Inc.	371,100	12,086,727
Pfizer, Inc.	780,988	15,026,209

		62,986,470

		69,105,006
Industrials - 12.66%
Aerospace & Defense - 3.27%
Honeywell International, Inc.	299,200	17,326,672
ITT Corp.	166,900	9,668,517
Lockheed Martin Corp.	100,200	7,931,832
The Boeing Company	166,300	11,975,263

		46,902,284

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.06%
United Parcel Service, Inc., Class B (L)	205,500	$15,165,900
Building Products - 0.74%
Masco Corp.	535,100	7,272,009
USG Corp. (I)(L)	196,800	3,373,152

		10,645,161
Commercial Services & Supplies - 0.57%
Avery Dennison Corp.	203,600	8,127,712
Electrical Equipment - 1.20%
Cooper Industries PLC	173,700	11,177,595
Emerson Electric Company	100,600	6,001,796

		17,179,391
Industrial Conglomerates - 4.30%
3M Company	242,600	22,374,998
General Electric Company	1,878,000	39,287,760

		61,662,758
Machinery - 1.52%
Eaton Corp.	34,800	3,855,144
Illinois Tool Works, Inc.	330,000	17,853,000

		21,708,144

		181,391,350
Information Technology - 6.79%
Communications Equipment - 1.26%
Cisco Systems, Inc. (I)	392,900	7,292,224
Harris Corp.	229,400	10,703,804

		17,996,028
Computers & Peripherals - 1.29%
Dell, Inc. (I)	470,900	7,454,347
Hewlett-Packard Company	254,500	11,103,835

		18,558,182
Internet Software & Services - 0.05%
eBay, Inc. (I)	22,000	737,110
IT Services - 0.96%
Computer Sciences Corp.	284,500	13,692,985
Semiconductors & Semiconductor Equipment - 1.83%
Analog Devices, Inc.	279,100	11,130,508
Applied Materials, Inc.	701,000	11,517,430
Texas Instruments, Inc.	100,700	3,585,927

		26,233,865
Software - 1.40%
Electronic Arts, Inc. (I)(L)	245,700	4,619,160
Microsoft Corp.	582,400	15,480,192

		20,099,352

		97,317,522
Materials - 5.85%
Chemicals - 2.35%
E.I. du Pont de Nemours & Company	156,900	8,609,103
International Flavors & Fragrances, Inc.	167,000	9,510,650
Monsanto Company	216,100	15,535,429

		33,655,182
Construction Materials - 0.78%
Vulcan Materials Company (L)	243,400	11,159,890
Metals & Mining - 1.03%
Nucor Corp. (L)	309,600	14,848,416
Paper & Forest Products - 1.69%
International Paper Company	588,725	16,354,781

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
MeadWestvaco Corp. (L)	267,300	$7,845,255

		24,200,036

		83,863,524
Telecommunication Services - 3.68%
Diversified Telecommunication Services - 3.27%
AT&T, Inc.	864,473	24,533,744
Qwest Communications International, Inc.	1,485,400	10,130,428
Verizon Communications, Inc.	331,252	12,229,824

		46,893,996
Wireless Telecommunication Services - 0.41%
Vodafone Group PLC	2,065,783	5,861,676

		52,755,672
Utilities - 7.26%
Electric Utilities - 4.49%
Duke Energy Corp.	419,100	7,539,609
Entergy Corp.	195,400	13,912,480
Exelon Corp. (L)	337,600	14,098,176
FirstEnergy Corp. (L)	153,975	5,897,243
Pinnacle West Capital Corp.	165,100	6,972,173
PPL Corp.	250,800	6,377,844
Progress Energy, Inc.	210,200	9,608,242

		64,405,767
Independent Power Producers & Energy Traders - 0.78%
Constellation Energy Group, Inc.	273,200	8,488,324
NRG Energy, Inc. (I)	131,800	2,634,682

		11,123,006
Multi-Utilities - 1.99%
CenterPoint Energy, Inc.	206,400	3,273,504
NiSource, Inc. (L)	676,400	12,959,824
TECO Energy, Inc. (L)	162,700	2,946,497
Xcel Energy, Inc.	388,000	9,288,720

		28,468,545

		103,997,318

TOTAL COMMON STOCKS (Cost $1,132,704,650)		$1,366,300,166

PREFERRED SECURITIES - 0.52%
Consumer Discretionary - 0.52%
General Motors Company, Series B,
4.750% 4.750% (I)	146,700	7,464,096

TOTAL PREFERRED SECURITIES (Cost $7,444,035)		$7,464,096

SECURITIES LENDING COLLATERAL - 10.86%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	15,544,194	155,556,967

TOTAL SECURITIES LENDING
COLLATERAL (Cost $155,549,243)		$155,556,967

SHORT-TERM INVESTMENTS - 4.20%
Short-Term Securities* - 4.20%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	1,202,917	$1,202,917

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.2212%	$59,019,485	$59,019,485

		60,222,402

TOTAL SHORT-TERM INVESTMENTS (Cost $60,222,402)		$60,222,402

Total Investments (Equity-Income Fund)
(Cost $1,355,920,330) - 110.93%		$1,589,543,631
Other assets and liabilities, net - (10.93%)		(156,654,834)

TOTAL NET ASSETS - 100.00%		$1,432,888,797

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.98%
Consumer Discretionary - 5.13%
Automobiles - 1.77%
Harley-Davidson, Inc. (L)	724,846	$29,588,214
Household Durables - 0.17%
Hunter Douglas NV	59,727	2,813,720
Internet & Catalog Retail - 0.35%
Liberty Media Corp. - Interactive, Series A (I)	367,434	5,900,990
Media - 0.45%
Grupo Televisa SA, SADR (I)	231,099	5,458,558
Liberty Media Corp. - Starz, Series A (I)	27,801	1,951,630

		7,410,188
Specialty Retail - 2.39%
Bed Bath & Beyond, Inc. (I)(L)	572,427	27,562,360
CarMax, Inc. (I)	347,545	12,292,667

		39,855,027

		85,568,139
Consumer Staples - 15.90%
Beverages - 3.90%
Diageo PLC, SADR (L)	269,841	21,117,757
Heineken Holding NV	445,915	20,506,295
The Coca-Cola Company	365,635	23,371,389

		64,995,441
Food & Staples Retailing - 8.81%
Costco Wholesale Corp.	1,185,310	88,649,335
CVS Caremark Corp.	1,763,356	58,296,549

		146,945,884
Food Products - 1.20%
Kraft Foods, Inc., Class A	370,700	11,803,088
Nestle SA	44,285	2,506,757
Unilever NV - NY Shares	186,246	5,632,079

		19,941,924
Household Products - 0.67%
The Procter & Gamble Company	177,854	11,213,695
Personal Products - 0.15%
Natura Cosmeticos SA	99,200	2,516,668
Tobacco - 1.17%
Philip Morris International, Inc.	310,756	19,509,262

		265,122,874

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 17.16%
Energy Equipment & Services - 1.11%
Schlumberger, Ltd.	37,600	$3,512,592
Transocean, Ltd. (I)(L)	177,891	15,054,915

		18,567,507
Oil, Gas & Consumable Fuels - 16.05%
Canadian Natural Resources, Ltd.	980,570	49,322,671
China Coal Energy Company, Series H	7,543,189	10,785,913
Devon Energy Corp.	692,361	63,309,490
EOG Resources, Inc.	624,878	70,180,048
Occidental Petroleum Corp.	616,777	62,892,751
OGX Petroleo e Gas Participacoes SA (I)	960,000	11,222,503

		267,713,376

		286,280,883
Financials - 26.73%
Capital Markets - 6.82%
Ameriprise Financial, Inc.	291,606	18,464,492
GAM Holding, Ltd. (I)	391,366	7,080,698
Julius Baer Group, Ltd.	734,372	32,941,310
The Bank of New York Mellon Corp.	1,475,828	44,850,413
The Charles Schwab Corp.	48,500	920,045
The Goldman Sachs Group, Inc.	57,991	9,497,766

		113,754,724
Commercial Banks - 4.87%
Wells Fargo & Company	2,518,861	81,258,456
Consumer Finance - 4.23%
American Express Company	1,621,204	70,635,858
Diversified Financial Services - 0.12%
JPMorgan Chase & Company	42,526	1,985,539
Insurance - 9.19%
ACE, Ltd.	41,650	2,634,363
AON Corp.	40,250	2,118,760
Berkshire Hathaway, Inc. Class A (I)	192	25,209,600
Fairfax Financial Holdings, Ltd.	16,819	6,527,286
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,771,820
Loews Corp.	1,255,337	54,293,325
Markel Corp. (I)	4,459	1,853,383
The Progressive Corp.	1,998,185	41,622,194
Transatlantic Holdings, Inc.	319,309	16,262,407

		153,293,138
Real Estate Management & Development - 1.50%
Brookfield Asset Management, Inc., Class A	357,630	12,123,657
Hang Lung Group, Ltd.	2,093,000	12,838,707

		24,962,364

		445,890,079
Health Care - 12.28%
Health Care Equipment & Supplies - 1.63%
Baxter International, Inc.	196,236	10,429,943
Becton, Dickinson & Company	208,976	16,718,080

		27,148,023
Health Care Providers & Services - 1.80%
Express Scripts, Inc. (I)	535,472	30,104,236
Life Sciences Tools & Services - 0.92%
Agilent Technologies, Inc. (I)	366,660	15,429,053
Pharmaceuticals - 7.93%
Johnson & Johnson	656,880	40,358,707
Merck & Company, Inc.	1,411,971	45,987,895

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,697,525	$32,660,381
Roche Holdings AG	87,600	13,208,071

		132,215,054

		204,896,366
Industrials - 5.32%
Aerospace & Defense - 0.67%
Lockheed Martin Corp. (L)	140,680	11,136,229
Commercial Services & Supplies - 1.70%
Iron Mountain, Inc.	1,090,476	28,352,376
Industrial Conglomerates - 0.41%
Tyco International, Ltd.	150,611	6,828,703
Marine - 1.07%
China Shipping Development Company, Ltd.	3,670,700	4,030,564
Kuehne & Nagel International AG	102,869	13,825,149

		17,855,713
Professional Services - 0.11%
Dun & Bradstreet Corp.	23,786	1,921,909
Transportation Infrastructure - 1.36%
China Merchants Holdings
International Company, Ltd.	5,074,691	21,618,815
LLX Logistica SA (I)	202,800	553,379
PortX Operacoes Portuarias SA (I)	202,800	471,713

		22,643,907

		88,738,837
Information Technology - 5.40%
Computers & Peripherals - 0.78%
Hewlett-Packard Company	298,760	13,034,899
Internet Software & Services - 1.04%
Google, Inc., Class A (I)	28,145	17,264,143
IT Services - 0.26%
Visa, Inc., Class A	60,050	4,386,653
Semiconductors & Semiconductor Equipment - 1.97%
Texas Instruments, Inc.	921,065	32,799,125
Software - 1.35%
Activision Blizzard, Inc. (I)	745,567	8,290,705
Microsoft Corp.	535,330	14,229,071

		22,519,776

		90,004,596
Materials - 7.73%
Chemicals - 1.88%
Air Products & Chemicals, Inc.	58,710	5,401,320
Monsanto Company	235,644	16,940,447
Potash Corp. of Saskatchewan, Inc.	90,189	5,555,642
Praxair, Inc.	34,600	3,438,548

		31,335,957
Construction Materials - 0.67%
Martin Marietta Materials, Inc. (L)	75,686	6,725,458
Vulcan Materials Company (L)	96,188	4,410,220

		11,135,678
Containers & Packaging - 2.53%
Sealed Air Corp.	1,533,218	42,194,159
Metals & Mining - 1.28%
BHP Billiton PLC	273,885	10,850,960
Rio Tinto PLC	148,946	10,506,269

		21,357,229

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.37%
Sino-Forest Corp. (I)(S)	24,905	$556,521
Sino-Forest Corp. (I)(L)	998,576	22,313,914

		22,870,435

		128,893,458
Telecommunication Services - 0.33%
Wireless Telecommunication Services - 0.33%
America Movil SAB de CV, Series L, ADR	94,763	5,441,291

TOTAL COMMON STOCKS (Cost $1,197,598,483)		$1,600,836,523

CONVERTIBLE BONDS - 0.16%
Materials - 0.16%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	$2,107,900	$2,658,589

TOTAL CONVERTIBLE BONDS (Cost $2,096,865)		$2,658,589

SECURITIES LENDING COLLATERAL - 3.10%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	5,162,728	51,665,488

TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,662,616)		$51,665,488

SHORT-TERM INVESTMENTS - 3.75%
Short-Term Securities* - 3.75%
Intesa Funding LLC, 0.1900%, 03/01/2011	42,498,000	42,498,000
Societe Generale North America, Inc.,
0.2000%, 03/02/2011	20,000,000	19,999,889

TOTAL SHORT-TERM INVESTMENTS (Cost $62,497,889)		$62,497,889

Total Investments (Fundamental Value Fund)
(Cost $1,313,855,853) - 102.99%		$1,717,658,489
Other assets and liabilities, net - (2.99%)		(49,786,187)

TOTAL NET ASSETS - 100.00%		$1,667,872,302

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.46%
Australia - 0.24%
GrainCorp., Ltd.	1,000	$7,523
Brazil - 1.72%
BRF - Brasil Foods SA	600	10,686
Cosan Ltd.	3,200	44,032

		54,718
Canada - 23.69%
AG Growth International, Inc.	900	49,328
Agrium, Inc.	1,550	147,374
Asia Bio-chem Group Corp. (I)	11,000	16,191
BioExx Specialty Proteins, Ltd. (I)	4,000	9,140
Fortress Paper, Ltd. (I)	350	19,994
GLG Life Tech Corp. (I)	750	7,720
Mbac Fertilizer Corp. (I)	11,500	39,061
Potash Corp. of Saskatchewan, Inc.	6,000	369,599
Stonegate Agricom, Ltd. (I)	7,000	12,681
SunOpta, Inc. (I)	3,700	25,419
Viterra, Inc.	2,000	24,497

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Western Potash Corp. (I)	21,000	$31,990

		752,994
Chile - 1.17%
Sociedad Quimica y Minera de Chile SA, ADR	700	37,093
Germany - 0.73%
K&S AG	300	23,157
Indonesia - 2.54%
Charoen Pokphand Indonesia Tbk PT (I)	60,000	10,392
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT (I)	288,000	70,428

		80,820
Ireland - 1.38%
Glanbia PLC (Dublin Exchange)	2,500	14,674
Glanbia PLC (London Exchange)	5,000	29,146

		43,820
Japan - 0.87%
Komatsu, Ltd.	900	27,570
Malaysia - 2.14%
IOI Corp. BHD	20,000	36,136
Kuala Lumpur Kepong BHD	4,000	26,491
PPB Group BHD (I)	1,000	5,423

		68,050
Netherlands - 3.05%
CNH Global NV (I)	2,000	96,900
Norway - 4.52%
Yara International ASA, ADR	2,700	143,694
Singapore - 10.30%
Golden Agri-Resources, Ltd.	153,250	78,970
Indofood Agri Resources, Ltd. (I)	23,000	41,536
Olam International, Ltd.	39,300	86,413
Wilmar International, Ltd.	30,000	120,595

		327,514
Switzerland - 7.83%
Syngenta AG, ADR	3,700	249,084
United Kingdom - 0.83%
Tate & Lyle PLC	2,800	26,422
United States - 39.45%
AGCO Corp. (I)	600	32,868
Archer-Daniels-Midland Company	3,300	122,694
Bunge, Ltd.	900	64,953
CF Industries Holdings, Inc.	1,040	146,931
Corn Products International, Inc.	1,000	48,820
Deere & Company	3,400	306,509
Intrepid Potash, Inc. (I)	1,300	50,180
Lindsay Corp.	200	14,122
Monsanto Company	2,450	176,131
The Mosaic Company	3,300	283,305
Tyson Foods, Inc., Class A	400	7,452

		1,253,965

TOTAL COMMON STOCKS (Cost $2,171,186)		$3,193,324

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

WARRANTS - 0.03%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	1,036

TOTAL WARRANTS (Cost $0)			$1,036

Total Investments (Global Agribusiness Fund)
(Cost $2,171,186) - 100.49%			$3,194,360
Other assets and liabilities, net - (0.49%)			(15,532)

TOTAL NET ASSETS - 100.00%			$3,178,828

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 23.06%
Canada - 1.12%
Canada Housing Trust No. 1
4.050%, 03/15/2011	CAD	6,900,000	$7,110,860
4.600%, 09/15/2011		2,700,000	2,829,338
Province of Ontario
4.100%, 06/16/2014		$200,000	215,247

			10,155,445
France - 0.70%
Government of France
3.750%, 01/12/2013	EUR	300,000	430,114
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		200,000	278,280
2.250%, 06/11/2012 (S)		$5,500,000	5,614,961

			6,323,355
Germany - 5.05%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	14,500,000	20,010,474
3.500%, 04/12/2013		300,000	430,987
3.750%, 01/04/2015		6,600,000	9,665,787
4.000%, 01/04/2018		2,800,000	4,150,519
5.000%, 07/04/2011		2,600,000	3,637,813
FMS Wertmanagement
1.012%, 01/20/2014 (P)		5,700,000	7,865,714

			45,761,294
Italy - 3.00%
Government of Italy
4.750%, 02/01/2013		19,000,000	27,178,665

			27,178,665
Japan - 7.55%
Government of Japan
zero coupon 03/25/2011 to 04/27/2011	JPY	5,600,000,000	68,445,512

			68,445,512
Netherlands - 0.40%
Kingdom of Netherlands
4.500%, 07/15/2017	EUR	2,400,000	3,614,817

			3,614,817
United Kingdom - 5.24%
Government of United Kingdom
2.000%, 01/22/2016	GBP	2,400,000	3,787,007
4.000%, 09/07/2016		5,600,000	9,680,622
4.250%, 06/07/2032 to 03/07/2036		1,800,000	2,868,166
4.500%, 03/07/2019 to 09/07/2034		4,000,000	6,878,535

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
4.750%, 09/07/2015		$13,600,000	$24,258,244

			47,472,574

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $205,708,024)			$208,951,662

CORPORATE BONDS - 41.40%
Australia - 4.31%
Bank of Scotland PLC/Australia
5.622%, 07/24/2012 (P)	AUD	2,900,000	2,960,397
Commonwealth Bank of Australia
0.581%, 09/17/2014 (P) (S)		$4,200,000	4,202,923
0.682%, 12/10/2012 (P) (S)		3,000,000	3,014,796
0.723%, 07/12/2013 (P) (S)		5,400,000	5,410,006
2.500%, 12/10/2012 (S)		3,400,000	3,494,768
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,453,334
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,567,032
Suncorp-Metway, Ltd., Series TD
5.460%, 09/11/2013 (P)	AUD	6,100,000	6,227,910
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,220,071
2.900%, 09/10/2014 (S)		3,400,000	3,518,269

			39,069,506
Canada - 0.47%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	323,943
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,210,033
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	701,380

			4,235,356
Cayman Islands - 1.12%
IPIC, Ltd.
5.000%, 11/15/2020 (S)		1,000,000	957,788
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		2,900,000	3,034,125
Petrobras International Finance Company
3.875%, 01/27/2016		3,000,000	3,029,550
5.375%, 01/27/2021		1,100,000	1,103,875
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	2,047,846

			10,173,184
France - 6.89%
BNP Paribas
5.000%, 01/15/2021		$4,400,000	4,436,322
BNP Paribas Home Loan
Covered Bonds SA
3.000%, 07/23/2013	EUR	2,100,000	2,927,665
4.750%, 05/28/2013		1,700,000	2,459,025
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$5,300,000	5,331,789
2.000%, 02/17/2012	EUR	4,200,000	5,806,210
2.125%, 04/22/2013 (S)		$4,000,000	4,036,488
2.500%, 09/16/2015 (S)		3,900,000	3,788,288
4.500%, 01/09/2013	EUR	2,600,000	3,726,900
Dexia Credit Local
0.553%, 01/12/2012 (P) (S)		$1,900,000	1,893,346
2.625%, 01/21/2014	EUR	2,500,000	3,432,798
2.750%, 01/10/2014 (S)		$12,500,000	12,489,800

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	600,000	$834,973
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,121,874
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	2,000,000	2,847,576
Valeo SA
3.750%, 06/24/2013		1,200,000	1,672,267
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,638,053

			62,443,374
Germany - 0.70%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	200,000	272,535
5.500%, 06/05/2014	AUD	4,200,000	4,260,248
Unitymedia Hessen GmbH & Company
KG / Unitymedia NRW GmbH
8.125%, 12/01/2017	EUR	1,200,000	1,782,205

			6,314,988
India - 0.13%
ICICI Bank, Ltd.
2.063%, 02/24/2014 (P) (S)		$1,200,000	1,197,780

			1,197,780
Italy - 0.76%
Intesa Sanpaolo SpA
2.713%, 02/24/2014 (P) (S)		2,100,000	2,097,020
6.500%, 02/24/2021 (S)		4,600,000	4,781,870

			6,878,890
Luxembourg - 0.21%
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	1,300,000	1,906,056

			1,906,056
Netherlands - 3.97%
ABN Amro Bank NV
3.250%, 01/18/2013		2,500,000	3,503,914
3.750%, 01/12/2012		200,000	280,919
Achmea Hypotheekbank NV
0.661%, 11/03/2014 (P) (S)		$2,300,000	2,287,433
3.200%, 11/03/2014 (S)		700,000	723,165
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,402,158
Gazprom via White Nights Finance BV
10.500%, 03/08/2014		$2,300,000	2,748,500
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,199,594
3.375%, 03/03/2014	EUR	1,800,000	2,548,722
3.900%, 03/19/2014 (S)		$1,100,000	1,170,078
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		1,400,000	1,432,059
3.250%, 05/22/2014	EUR	1,100,000	1,551,127
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	5,694,093
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
(Q) (S)		$3,275,000	4,257,500
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		4,200,000	4,152,637

			35,951,899

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
New Zealand - 0.35%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$3,000,000	$3,146,007

			3,146,007
Norway - 0.68%
DnB NOR Boligkreditt
4.500%, 05/16/2011	EUR	1,700,000	2,360,856
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,778,570

			6,139,426
South Korea - 0.18%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,599,595

			1,599,595
Sweden - 1.24%
Stadshypotek AB
0.853%, 09/30/2013 (P) (S)		$4,300,000	4,294,466
1.450%, 09/30/2013 (S)		4,300,000	4,325,202
2.750%, 04/30/2015	EUR	1,300,000	1,776,988
Swedbank Hypotek AB
4.625%, 05/23/2011		600,000	833,892

			11,230,548
Switzerland - 0.48%
Transocean, Inc.
4.950%, 11/15/2015		$4,100,000	4,338,427

			4,338,427
United Kingdom - 6.78%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	6,400,000	8,689,463
Bank of Scotland PLC
4.500%, 10/23/2013		100,000	141,839
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	102,165
10.179%, 06/12/2021 (S)		800,000	1,021,336
BP Capital Markets PLC
0.442%, 04/11/2011 (P)		300,000	299,999
2.375%, 12/14/2011		100,000	100,889
3.125%, 10/01/2015		2,600,000	2,638,129
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	249,771
11.040%, 03/19/2020	GBP	2,800,000	4,938,721
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	3,994,219
Lloyds TSB Bank PLC
1.303%, 04/02/2012 (P) (S)		$1,900,000	1,918,415
2.653%, 01/24/2014 (P)		1,600,000	1,641,853
4.875%, 01/21/2016		4,400,000	4,478,549
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
(Q) (S)		2,600,000	2,976,619
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,069,220
4.625%, 09/13/2012		4,600,000	6,536,837
5.500%, 07/18/2012 (S)		$4,300,000	4,530,833
5.500%, 07/18/2012		2,200,000	2,312,396
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,111,528
Royal Bank of Scotland PLC
2.650%, 04/23/2012		7,800,000	7,950,290
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	311,418

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		$2,400,000	$2,456,381
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	900,000	1,576,473
XL Capital Finance Europe PLC
6.500%, 01/15/2012		$400,000	418,135

			61,465,478
United States - 13.13%
Ally Financial, Inc.
6.625%, 05/15/2012		2,000,000	2,086,250
6.875%, 09/15/2011 to 08/28/2012		5,900,000	6,104,000
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,596,124
American International Group, Inc.
0.413%, 10/18/2011 (P)		200,000	199,128
8.250%, 08/15/2018		1,800,000	2,149,198
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,600,000	2,853,500
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067	EUR	200,000	233,212
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038 (S)		1,150,000	1,618,681
Autozone, Inc.
5.875%, 10/15/2012		$500,000	535,866
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	5,000,000	7,016,134
Capital One Financial Corp.
5.700%, 09/15/2011		$600,000	615,840
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,268,448
Citigroup, Inc.
0.572%, 06/09/2016 (P)		3,100,000	2,889,405
1.939%, 03/05/2014	EUR	3,500,000	4,640,447
6.000%, 08/15/2017		$2,800,000	3,068,251
6.125%, 11/21/2017		3,400,000	3,750,798
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,022,127
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,818,000
6.000%, 04/15/2011		800,000	804,000
Ford Motor Credit Company LLC
9.875%, 08/10/2011		4,300,000	4,441,969
GMAC International Finance BV
5.375%, 06/06/2011	EUR	1,900,000	2,621,905
HCA, Inc.
7.875%, 02/15/2020		$2,000,000	2,197,500
9.125%, 11/15/2014		2,100,000	2,202,375
International Lease Finance Corp.
6.375%, 03/25/2013		800,000	834,000
6.750%, 09/01/2016 (S)		4,100,000	4,438,250
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,200,016
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	603,000
JPMorgan Chase & Company
3.450%, 03/01/2016		100,000	100,494
6.000%, 01/15/2018		1,500,000	1,668,402

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		$3,600,000	$931,500
6.875%, 05/02/2018 (H)		4,200,000	1,097,250
Loews Corp.
5.250%, 03/15/2016		200,000	216,164
Masco Corp.
6.125%, 10/03/2016		700,000	716,428
Merrill Lynch & Company, Inc.
1.268%, 09/14/2018	EUR	1,900,000	2,211,946
1.387%, 08/25/2014 (P)		1,900,000	2,504,672
2.148%, 05/30/2014		600,000	782,281
6.750%, 05/21/2013		2,800,000	4,114,628
6.875%, 04/25/2018		$5,700,000	6,411,970
Morgan Stanley
0.753%, 10/18/2016 (P)		600,000	559,734
1.357%, 03/01/2013 (P)	EUR	1,100,000	1,486,437
1.377%, 04/13/2016 (P)		200,000	256,395
1.426%, 01/16/2017 (P)		200,000	253,734
1.903%, 01/24/2014 (P)		$5,800,000	5,885,266
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	611,721
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,205,628
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	710,500
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	736,438
SLM Corp.
0.502%, 03/15/2011 (P)		1,300,000	1,298,348
Southwest Airlines Company
5.125%, 03/01/2017		500,000	520,469
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,795,000
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	208,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		4,400,000	5,183,970
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		1,100,000	1,039,887
6.200%, 04/15/2038		400,000	445,258
WM Covered Bond Program
3.875%, 09/27/2011	EUR	6,600,000	9,185,185

			118,946,129

TOTAL CORPORATE BONDS (Cost $363,600,655)			$375,036,643

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 14.25%
U.S. Government Agency - 14.25%
Federal Home Loan Mortgage Corp.
0.372%, 03/09/2011 (F) (P)		$286,000	286,006
Federal National Mortgage Association
1.525%, 11/01/2042 to 10/01/2044 (P)		2,630,920	2,630,457
2.295%, 11/01/2035 (P)		316,560	321,771
3.730%, 01/01/2018		5,000,000	5,082,800
4.000%, TBA		106,000,000	104,523,176
4.000%, 11/01/2040 to 01/01/2041		15,973,155	15,771,203
5.104%, 09/01/2035 (P)		241,813	258,514
5.167%, 07/01/2035 (P)		228,011	243,758

			129,117,685

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,045,579)			$129,117,685

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS - 3.00%
California - 1.67%
Bay Area Toll Authority
6.907%, 10/01/2050		$1,700,000	$1,727,064
Golden State
Tobacco Securitization Corp.
5.000%, 06/01/2038		4,300,000	3,561,389
5.125%, 06/01/2047		300,000	179,154
Los Angeles Community College District
6.750%, 08/01/2049		1,900,000	2,027,110
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033		100,000	97,848
7.618%, 08/01/2040		2,100,000	2,070,243
State of California
5.700%, 11/01/2021		2,200,000	2,219,052
7.600%, 11/01/2040		2,200,000	2,390,102
7.700%, 11/01/2030		800,000	844,520

			15,116,482
Georgia - 0.05%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		500,000	495,680

			495,680
New York - 0.31%
City Of New York
5.237%, 12/01/2021		2,300,000	2,327,554
New York City Municipal Water Finance
Authority, Series 1289
11.613%, 12/15/2013 (P)		130,000	108,334
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040		400,000	360,164

			2,796,052
Ohio - 0.74%
American Municipal Power-Ohio, Inc.
7.734%, 02/15/2033		1,400,000	1,485,022
8.084%, 02/15/2050		3,600,000	4,076,388
Buckeye Tobacco Settlement Financing
Authority
5.875%, 06/01/2047		1,700,000	1,127,406

			6,688,816
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		500,000	24,780

			24,780
Texas - 0.23%
Northside Independent School District
5.741%, 08/15/2035		700,000	660,632
5.891%, 08/15/2040		1,500,000	1,424,175

			2,084,807

TOTAL MUNICIPAL BONDS (Cost $27,966,492)			27,206,617

TERM LOANS (M) - 0.37%
United States - 0.08%
Ford Motor Company
3.010%, 12/15/2013		742,872	742,559
Germany - 0.29%
Kabel Deutschland Holding AG
4.860%, 12/20/2016	EUR	1,900,000	2,632,830

			2,632,830

TOTAL TERM LOANS (Cost $3,249,987)			$3,375,389

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES - 0.28%
Cayman Islands - 0.26%
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
(Q)	GBP	1,513,000	2,391,968
United States - 0.02%
State Street Capital Trust IV
1.301%, 06/15/2037		$200,000	162,237

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,413,943)			$2,554,205

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.25%
Commercial & Residential - 14.47%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.993%, 09/25/2035 (P)		$124,165	$97,034
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.502%, 05/25/2047 (P)		381,908	51,677
Series 2004-3, Class 5A,
2.282%, 10/25/2034 (P)		345,329	314,858
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.087%, 07/01/2034 (P)	EUR	307,620	412,883
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.793%, 02/20/2036 (P)		$1,255,559	1,207,920
Series 2006-J, Class 4A1,
5.884%, 01/20/2047 (P)		187,738	136,715
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.432%, 01/25/2037 (P)		2,047,108	1,294,042
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.440%, 08/25/2035 (P)		1,017,672	976,039
Series 2005-9, Class A1,
2.560%, 10/25/2035 (P)		2,188,999	1,978,927
Series 2003-5, Class 1A2,
2.685%, 08/25/2033 (P)		63,891	63,990
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		1,629,641	1,562,731
Series 2003-9, Class 2A1,
2.886%, 02/25/2034 (P)		23,673	21,621
Series 2003-7, Class 6A,
2.900%, 10/25/2033 (P)		138,211	141,875
Series 2004-2, Class 22A,
2.934%, 05/25/2034 (P)		244,894	234,630
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		406,330	390,642
Series 2004-2, Class 23A,
4.479%, 05/25/2034 (P)		86,938	86,371
Series 2005-4, Class 3A1,
5.301%, 08/25/2035 (P)		570,616	505,213
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.422%, 02/25/2034 (P)		80,309	66,042
Series 2005-9, Class 24A1,
2.950%, 11/25/2035 (P)		846,358	523,769
Series 2005-7, Class 22A1,
2.961%, 09/25/2035 (P)		1,682,631	1,328,112
Series 2006-6, Class 31A1,
5.066%, 11/25/2036 (P)		2,000,573	1,283,760

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-6, Class 32A1,
5.182%, 11/25/2036 (P)	$1,504,589	$956,559
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.726%, 01/26/2036 (P)	889,241	591,116
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.512%, 05/20/2045 (P)	668,890	409,352
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.062%, 08/25/2035 (P) (S)	1,110,966	869,107
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	563,573	533,988
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	591,145	534,963
Series 2005-11, Class 1A1,
2.640%, 12/25/2035 (P)	327,202	301,145
Series 2005-11, Class A2A,
2.690%, 12/25/2035 (P)	1,504,354	1,449,491
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.483%, 02/05/2019 (P) (S)	2,600,000	2,552,902
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.442%, 05/25/2047 (P)	2,046,803	1,211,056
Series 2006-OA19, Class A1,
0.443%, 02/20/2047 (P)	2,087,883	1,092,065
Series 2006-OA1, Class 2A1,
0.472%, 03/20/2046 (P)	1,280,749	757,124
Series 2005-81, Class A1,
0.542%, 02/25/2037 (P)	3,878,642	2,379,039
Series 2007-11T1, Class A12,
0.612%, 05/25/2037 (P)	511,520	305,749
Series 2005-56, Class 2A3,
1.792%, 11/25/2035 (P)	105,918	66,492
Series 2005-56, Class 2A2,
2.332%, 11/25/2035 (P)	105,991	66,532
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	183,797	164,453
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	273,204	184,496
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	227,728	152,417
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.592%, 02/25/2035 (P)	237,351	183,769
Series 2004-25, Class 2A1,
0.602%, 02/25/2035 (P)	283,096	218,260
Series 2005-R2, Class 1AF1,
0.602%, 06/25/2035 (P) (S)	100,429	84,981
Series 2004-12, Class 12A1,
2.945%, 08/25/2034 (P)	742,704	640,448
Series 2004-12, Class 11A1,
2.984%, 08/25/2034 (P)	70,939	53,389
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)	522,175	439,194
Series 2004-22, Class A3,
3.121%, 11/25/2034 (P)	250,045	221,716
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036 (P)	535,516	380,423

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.496%, 07/25/2033 (P)		$24,002	$23,360
Series 2003-AR20, Class 2A1,
2.675%, 08/25/2033 (P)		244,735	250,426
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.716%, 06/15/2039 (P)		1,882,705	1,930,768
Series 2010-UD1, Class A,
5.737%, 12/18/2049 (P)		300,000	326,779
Crusade Global Trust
Series 2004-2, Class A2,
1.218%, 11/19/2037 (P)	EUR	640,553	863,120
Series 2005-2, Class A2,
5.092%, 08/14/2037 (P)	AUD	3,080,056	3,056,996
Delphinus BV, Series 2001-II, Class A1
1.378%, 11/28/2031 (P)	EUR	356,088	488,141
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.336%, 11/20/2035 (P)		837,447	1,128,537
First Flexible PLC, Series 7, Class A
0.869%, 09/15/2033 (P)	GBP	574,450	845,133
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.708%, 12/25/2033 (P)		$135,188	133,167
Series 2005-AR3, Class 2A1,
2.922%, 08/25/2035 (P)		122,498	100,130
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.616%, 11/15/2031 (P)		366,802	335,573
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.252%, 07/20/2016 (P)	EUR	1,161,552	1,498,600
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.037%, 06/25/2034 (P)		$19,021	16,689
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
0.882%, 03/18/2039 (P)	GBP	1,133,028	1,589,130
Series 2007-1, Class A2B,
1.154%, 03/18/2039 (P)	EUR	1,888,381	2,247,949
Series 2006-1, Class A2B,
1.174%, 06/18/2038 (P)		1,797,090	2,165,394
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.342%, 10/25/2046 (P)		$452,839	418,700
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.064%, 10/25/2033 (P)		16,788	14,590
GS Mortgage Securities Corp. II
4.592%, 08/10/2043 (S)		1,100,000	1,113,635
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.020%, 03/25/2033 (P)		114,116	114,475
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.962%, 01/25/2032 (P)		125,509	116,609
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.452%, 01/19/2038 (P)		1,868,608	1,247,406

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-1, Class 2A1A,
0.503%, 03/19/2036 (P)		$1,304,280	$813,666
Series 2005-4, Class 3A1,
2.954%, 07/19/2035 (P)		40,202	32,963
Series 2003-1, Class A,
3.066%, 05/19/2033 (P)		237,759	242,519
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.339%, 10/15/2054 (P) (S)	EUR	2,700,000	3,716,116
Series 2010-1A, Class A3,
2.406%, 10/15/2054 (P) (S)		3,800,000	5,254,816
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.186%, 12/15/2016 (P)		997,663	1,307,637
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.681%, 12/25/2034 (P)		$75,137	57,444
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		365,474	345,174
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.181%, 11/25/2033 (P)		152,932	153,678
Series 2007-A1, Class 5A6,
2.968%, 07/25/2035 (P)		475,215	383,993
Series 2006-A1, Class 3A2,
5.380%, 02/25/2036 (P)		1,117,634	1,039,559
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.399%, 12/15/2049 (P)	GBP	4,614,412	6,402,869
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.706%, 12/15/2030 (P)		$648,614	618,188
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.512%, 08/25/2036 (P)		152,853	125,902
Series 2003-C, Class A1,
0.922%, 06/25/2028 (P)		519,014	502,534
Series 2003-A2, Class 1A1,
2.305%, 02/25/2033 (P)		108,760	103,697
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.965%, 08/12/2049 (P)		2,000,000	2,165,380
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.707%, 10/25/2035 (P)		812,039	741,559
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.713%, 10/07/2020 (P)		4,146,397	4,152,865
Series 2010-R2, Class 2A,
0.733%, 11/05/2020 (P)		21,525,272	21,430,561
Newgate Funding PLC
Series 2007-3X, Class A1,
1.349%, 12/15/2050 (P)	GBP	1,341,971	2,131,040
Series 2007-3X, Class A3,
1.749%, 12/15/2050 (P)		4,200,000	5,129,328
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.384%, 02/21/2038 (P) (S)		$950,516	929,180
Series 2005-P11, Class BA,
5.000%, 08/22/2037 (P)	AUD	270,985	266,922

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Puma Finance, Ltd. (continued)
Series 2004-P10, Class BA,
5.355%, 07/12/2036 (P)	AUD	315,742	$314,732
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.412%, 02/25/2047 (P)		$467,251	244,400
Series 2006-QO6, Class A1,
0.442%, 06/25/2046 (P)		2,096,046	847,440
Series 2006-QO3, Class A1,
0.472%, 04/25/2046 (P)		1,294,156	570,768
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.662%, 01/25/2046 (P)		570,116	262,752
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		260,200	193,845
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.268%, 09/25/2035 (P)		162,687	118,210
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.898%, 06/12/2044 (P)	GBP	1,073,095	1,455,419
Sequoia Mortgage Trust, Series 5,
Class A
0.612%, 10/19/2026 (P)		$206,199	184,696
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.728%, 01/25/2035 (P)		704,738	416,414
Series 2004-1, Class 4A2,
2.591%, 02/25/2034 (P)		814,935	777,525
Series 2004-1, Class 4A1,
2.591%, 02/25/2034 (P)		148,170	142,255
Series 2004-4, Class 3A2,
2.719%, 04/25/2034 (P)		339,510	311,155
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		460,751	436,461
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.482%, 05/25/2036 (P)		1,671,779	1,013,763
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.784%, 10/25/2035 (P) (S)		413,731	339,072
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.582%, 03/09/2036 (P)		665,392	659,782
Swan
Series 2006-1E, Class A1,
0.392%, 05/12/2037 (P)		1,138,925	1,107,733
Series 2006-1E, Class A2,
5.062%, 05/12/2037 (P)	AUD	1,025,033	1,017,358
Series 2010-1, Class A,
6.128%, 04/25/2041 (P)		2,308,033	2,313,240
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.382%, 10/25/2046 (P)		$1,123,257	1,111,141
Torrens Trust, Series 2007-1, Class A
5.220%, 10/19/2038 (P)	AUD	1,568,124	1,552,827
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.492%, 04/25/2045 (P)		$461,138	385,456

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2005-AR13, Class A1A1,
0.552%, 10/25/2045 (P)		$162,704	$136,679
Series 2005-AR2, Class 2A1A,
0.572%, 01/25/2045 (P)		259,426	221,886
Series 2006-AR19, Class 1A,
1.032%, 01/25/2047 (P)		549,440	338,395
Series 2006-AR17, Class 1A1A,
1.102%, 12/25/2046 (P)		420,173	304,751
Series 2006-AR3, Class A1A,
1.292%, 02/25/2046 (P)		909,434	728,895
Series 2002-AR17, Class 1A,
1.492%, 11/25/2042 (P)		294,284	263,764
Series 2003-AR5, Class A7,
2.697%, 06/25/2033 (P)		96,111	91,964
Series 2003-AR9, Class 1A6,
2.712%, 09/25/2033 (P)		3,203,146	3,178,062
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.232%, 07/25/2046 (P)		394,379	185,017
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.802%, 03/25/2036 (P)		2,293,368	2,022,587
Series 2004-S, Class A1,
2.883%, 09/25/2034 (P)		272,259	278,257

			131,078,675
U.S. Government Agency - 0.78%
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.616%, 06/15/2031 (P)		126,001	126,270
Series T-63, Class 1A1,
1.525%, 02/25/2045 (P)		245,315	237,111
Federal National Mortgage Association
Series 2005-120, Class NF,
0.362%, 01/25/2021 (P)		162,422	162,322
Series 2006-15, Class FC,
0.403%, 03/25/2036 (P)		453,156	425,594
Series 2006-16, Class FC,
0.562%, 03/25/2036 (P)		1,603,062	1,602,975
Series 2003-W6, Class F,
0.612%, 09/25/2042 (P)		546,511	537,556
Series 2004-W2, Class 5AF,
0.612%, 03/25/2044 (P)		355,312	337,914
Series 2010-136, Class FA,
0.762%, 12/25/2040 (P)		3,185,431	3,139,435
Series 2006-5, Class 3A2,
2.624%, 05/25/2035 (P)		497,224	515,671

			7,084,848

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $148,879,144)			$138,163,523

ASSET BACKED SECURITIES - 3.40%
Access Group, Series 2008-1, Class A
1.603%, 10/27/2025 (P)		2,151,725	2,173,435
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	3,028,787	3,782,628
Bumper 2 SA, Series 2009-3, Class A
2.524%, 06/20/2022 (P)		745,841	1,031,693

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.312%, 08/25/2037 (P)		$214,267	$207,973
Series 2006-25, Class 2A1,
0.332%, 06/25/2047 (P)		169,916	167,575
Duane Street CLC, Series 2005-1A,
Class A2
0.562%, 11/08/2017 (P) (S)		1,358,526	1,299,676
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.312%, 11/25/2036 (P)		153,072	151,768
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,000,000	1,049,653
Globaldrive BV, Series 2009-A, Class A
3.000%, 07/20/2015	EUR	1,725,740	2,382,578
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
0.841%, 08/27/2015 (P) (S)		$784,189	770,338
Harvest CLO SA, Series IX, Class A1
1.628%, 03/29/2017 (P)	EUR	1,192,344	1,497,291
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.611%, 06/01/2017 (P) (S)		$4,041,602	3,886,474
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.542%, 10/25/2034 (P)		134,514	111,606
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (P) (S)	EUR	734,354	1,005,001
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (P)		600,000	803,131
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$1,015,743	1,050,588
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	871,477	1,094,225
SACO I, Inc., Series 2005-10, Class 1A
0.522%, 06/25/2036 (P)		$270,694	129,625
SC Germany Auto, Series 2007-1,
Class A
0.996%, 08/11/2015 (P)	EUR	91,701	126,543
SLM Student Loan Trust
Series 2003-6, Class A4,
0.502%, 12/17/2018 (P)		$290,746	289,745
Series 2009-B, Class A1,
6.266%, 07/15/2042 (P) (S)		3,875,745	3,734,904
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.920%, 02/16/2019 (P) (S)		2,200,000	2,195,374
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.492%, 10/25/2035 (P)		41,631	41,493
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.601%, 03/01/2017 (P) (S)		1,899,244	1,823,747

TOTAL ASSET BACKED SECURITIES (Cost $30,524,775)			$30,807,064

PREFERRED SECURITIES - 0.02%
United States - 0.02%
SLM Corp. 4.158%		6,200	$129,332

TOTAL PREFERRED SECURITIES (Cost $69,750)			$129,332

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT - 0.92%
Brazil - 0.92%
Banco do Brasil SA
1.572%, 02/15/2012	5,100,000	$5,019,589
Itau Unibanco Participacoes SA
1.350%, 07/19/2011	3,300,000	3,282,791

		8,302,380

TOTAL CERTIFICATE OF DEPOSIT (Cost $8,302,380)		$8,302,380

SHORT-TERM INVESTMENTS - 7.18%
Repurchase Agreement - 6.07%
Morgan Stanley Tri-Party Repurchase
Agreement dated 02/28/2011 at
0.180% to be repurchased at
$52,700,264 on 03/01/2011,
collateralized by $52,795,800
U.S. Treasury Notes, 1.375% due
09/15/2012 (valued at $53,871,132,
including interest)	$52,700,000	$52,700,000
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at
$2,324,001 on 03/01/2011,
collateralized by $2,365,000 Federal
National Mortgage Association,
0.625% due 09/24/2012 (valued at
$2,373,869, including interest)	2,324,000	2,324,000

		55,024,000
Short-Term Securities* - 1.11%
U.S. Treasury Bill
0.157%, 08/11/2011 (F)	1,030,000	2,128,328
0.160%, 07/28/2011 (F)	281,000	640,498
0.170%, 08/04/2011 (F)	633,000	632,456
0.173%, 07/14/2011 (F)	241,000	3,253,219
0.178%, 07/07/2011 (F)	3,384,903	3,384,903

		10,039,404

TOTAL SHORT-TERM INVESTMENTS (Cost $65,063,404)		$65,063,404

Total Investments (Global Bond Fund)
(Cost $982,824,133) - 109.13%		$988,707,904
Other assets and liabilities, net - (9.13%)		(82,723,329)

TOTAL NET ASSETS - 100.00%		$905,984,575

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.67%
Australia - 1.21%
Transurban Group, Ltd.	6,000	$32,657
Belgium - 0.94%
Elia System Operator SA/NV	647	25,401
Bermuda - 0.45%
Knightsbridge Tankers, Ltd.	500	12,195
Brazil - 3.08%
Cia de Saneamento de Minas Gerais (I)	1,575	27,452
Cia Energetica de Minas Gerais, ADR	1,755	29,589
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516	25,769

		82,810

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 17.48%
ATCO, Ltd.	700	$41,760
Bonterra Energy Corp.	300	19,123
Calfrac Well Services, Ltd.	300	10,730
Cameco Corp. (Toronto Stock Exchange)	300	12,222
Canyon Services Group, Inc.	3,400	42,660
Cline Mining Corp. (I)	9,500	37,353
Enbridge, Inc.	1,200	71,880
Midway Energy, Ltd. (I)	8,000	40,430
Pacific Rubiales Energy Corp.	700	23,459
SNC-Lavalin Group, Inc.	800	46,310
TransCanada Corp.	2,400	96,504
Trican Well Service, Ltd.	1,200	27,964

		470,395
China - 0.99%
China Qinfa Group, Ltd. (I)	17,000	11,277
Jiangsu Expressway, Ltd.	14,000	15,279

		26,556
France - 4.62%
Aeroports de Paris	400	35,450
GDF Suez	1,396	56,761
Groupe Eurotunnel SA	2,000	20,140
Vinci SA	200	12,035

		124,386
Germany - 7.70%
Bilfinger Berger AG	500	41,913
E.ON AG, SADR	3,318	108,997
Fraport AG, ADR	600	42,735
RWE AG	200	13,498

		207,143
Hong Kong - 4.29%
China Merchants Holdings
International Company, Ltd.	13,000	55,382
COSCO Pacific, Ltd.	25,000	48,374
GZI Transportation, Ltd.	22,000	11,672

		115,428
Indonesia - 0.20%
Jasa Marga PT	15,000	5,406
Italy - 8.85%
Autostrade SpA	3,900	89,330
Enel SpA	25,000	148,959

		238,289
Japan - 0.82%
Kyowa Exeo Corp.	900	8,603
Nippon Densetsu Kogyo Company, Ltd.	1,400	13,502

		22,105
Netherlands - 4.72%
Imtech NV	700	25,289
Koninklijke Vopak NV	2,100	101,645

		126,934
Portugal - 0.86%
EDP - Energias de Portugal SA, SADR	608	23,092
Singapore - 0.96%
Sia Engineering Company, Ltd.	8,000	25,927
Spain - 2.01%
Abertis Infraestructuras SA	2,700	54,245
Sweden - 0.58%
NCC AB (I)	600	15,681

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 3.33%
Bangkok Expressway PCL	26,000	$15,987
Electricity Generating PCL	10,141	33,079
Ratchaburi Electricity Generating Holding PCL	32,442	40,586

		89,652
United Kingdom - 7.64%
Balfour Beatty PLC	7,500	42,658
BBA Aviation PLC	16,000	57,986
Centrica PLC	8,739	48,375
Scottish & Southern Energy PLC	2,774	56,534

		205,553
United States - 28.94%
Aecom Technology Corp. (I)	500	14,320
Chevron Corp.	400	41,500
Cleco Corp.	1,200	38,820
ConocoPhillips	300	23,361
CSX Corp.	300	22,398
DTE Energy Company	465	21,892
El Paso Corp.	3,000	55,800
El Paso Electric Company (I)	1,741	48,922
Fluor Corp.	500	35,380
Foster Wheeler AG (I)	700	25,312
Gran Tierra Energy, Inc. (I)	5,500	51,176
IDACORP, Inc.	500	18,870
KBR, Inc.	1,100	36,080
Macquarie Infrastructure Company LLC (I)	800	19,136
Public Service Enterprise Group, Inc.	600	19,620
Southwest Gas Corp.	1,000	38,870
Spectra Energy Corp.	4,300	115,026
Swift Energy Company (I)	300	12,885
The Williams Companies, Inc.	4,600	139,657

		779,025

TOTAL COMMON STOCKS (Cost $2,208,836)		$2,682,880

Total Investments (Global Infrastructure Fund)
(Cost $2,208,836) - 99.67%		$2,682,880
Other assets and liabilities, net - 0.33%		8,788

TOTAL NET ASSETS - 100.00%		$2,691,668

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.43%
Australia - 7.69%
CFS Gandel Retail Trust	220,148 $	422,125
Charter Hall Group, Ltd. (I)	225,442	565,560
Dexus Property Group	4,309,235	3,763,919
General Property Trust, Ltd.	1,599,668	5,063,655
Goodman Group	5,744,927	4,113,376
Macquarie Office Trust	334,810	1,093,893
Mirvac Group, Ltd.	2,253,300	2,992,580
Stockland (I)	1,226,397	4,757,265
Westfield Group	1,319,718	13,146,597
Westfield Retail Trust (I)	1,785,779	4,864,969

		40,783,939
Austria - 0.00%
Immofinanz AG - Escrow Shares (I)(L)	140,000	0

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 4.03%
Brookfield Properties Corp. (L)	331,300	$5,807,689
Canadian Real Estate Investment Trust	95,150	3,248,547
Chartwell Seniors Housing Real
Estate Investment Trust	533,100	4,795,733
H&R Real Estate Investment Trust	220,650	4,851,098
Innvest Real Estate Investment Trust	371,300	2,663,745

		21,366,812
Cayman Islands - 0.37%
Longfor Properties	1,400,000	1,980,516
China - 0.64%
Agile Property Holdings, Ltd.	2,702,000	3,418,629
Finland - 0.20%
Technopolis OYJ (I)	190,000	1,036,889
France - 4.28%
ICADE	35,500	3,981,805
Klepierre SA	132,000	5,151,057
Unibail-Rodamco SE	67,500	13,577,772

		22,710,634
Germany - 0.20%
Alstria Office Real Estate Investment Trust	69,000	1,057,023
Guernsey, C.I. - 0.07%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	390,156
Hong Kong - 15.39%
China Overseas Land & Investment, Ltd.	5,401,452	8,998,012
Hang Lung Properties, Ltd.	1,952,592	8,322,482
Hong Kong Land Holdings, Ltd.	1,676,000	11,500,621
Hysan Development Company, Ltd.	1,404,000	6,363,438
Kerry Properties, Ltd.	677,803	3,291,799
New World Development Company, Ltd.	1,808,000	3,274,825
Sino Land Company, Ltd.	3,172,000	5,803,214
Sun Hung Kai Properties, Ltd.	1,727,173	27,906,910
Wharf Holdings, Ltd.	939,000	6,174,007

		81,635,308
Italy - 0.36%
BGP Holdings PLC (I)	4,606,148	6
Immobiliare Grande Distribuzione (I)	907,103	1,902,551

		1,902,557
Japan - 10.90%
Daikyo, Inc. (I)(L)	1,283,000	2,494,541
Mitsubishi Estate Company, Ltd.	799,000	16,358,431
Mitsui Fudosan Company, Ltd.	690,000	14,689,553
Nippon Building Fund, Inc.	853	8,950,448
Sumitomo Realty &
Development Company, Ltd.	422,000	11,343,652
Tokyu Land Corp.	689,000	3,957,037

		57,793,662
Jersey, C.I. - 0.63%
LXB Retail Properties PLC (I)	1,350,000	2,337,158
Max Property Group PLC (I)	574,355	1,013,438

		3,350,596
Netherlands - 1.37%
Eurocommercial Properties NV	67,000	3,212,415
Wereldhave NV	40,000	4,059,368

		7,271,783
Norway - 0.35%
Norwegian Property ASA	1,025,000	1,828,874

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines - 0.46%
Megaworld Corp.	51,167,300	$2,440,775
Singapore - 2.57%
Capitaland, Ltd.	1,201,500	3,084,974
CDL Hospitality Trusts	1,787,000	2,730,505
Keppel Land, Ltd.	1,537,000	5,118,272
Suntec Real Estate Investment Trust	2,306,000	2,685,357

		13,619,108
South Africa - 0.19%
South African Property Opportunities PLC (I)	905,000	1,029,849
Sweden - 0.48%
Fastighets Ab Balderfastighets Ab Balder -
B Shares (I)	155,000	1,099,564
Kungsleden Abkungsleden AB	145,000	1,420,500

		2,520,064
United Kingdom - 5.20%
Big Yellow Group PLC	25,202	132,432
Capital & Regional PLC	1,100,000	652,909
Conygar Investment Company PLC	400,000	770,688
Derwent Valley Holdings PLC	109,000	3,009,229
Development Securities PLC	420,000	1,406,035
Land Securities Group PLC	600,000	7,488,477
Metric Property Investments PLC (I)	385,000	695,139
Primary Health Properties PLC	126,893	681,951
Quintain Estates & Development PLC (I)	800,000	562,930
Safestore Holdings, Ltd.	1,023,000	2,395,677
Segro PLC	940,000	4,919,353
Songbird Estates PLC (I)	466,738	1,069,894
Terrace Hill Group PLC	1,800,000	745,737
Unite Group PLC	930,000	3,033,011

		27,563,462
United States - 43.05%
AMB Property Corp.	51,700	1,880,846
American Assets Trust, Inc. (I)	77,350	1,667,666
Apartment Investment & Management
Company, Class A	208,400	5,345,460
AvalonBay Communities, Inc. (L)	134,506	16,279,260
Boston Properties, Inc. (L)	183,450	17,596,522
Brandywine Realty Trust	356,750	4,388,025
BRE Properties, Inc.	176,700	8,395,017
Brookdale Senior Living, Inc. (I)	200,500	5,391,445
Campus Crest Communities, Inc.	60,650	868,508
Cogdell Spencer, Inc.	229,200	1,469,172
Colonial Properties Trust	348,450	6,867,950
CommonWealth	141,987	4,076,447
DCT Industrial Trust, Inc. (L)	142,200	799,164
Developers Diversified Realty Corp. (L)	411,800	5,888,740
Digital Realty Trust, Inc. (L)	150,000	8,823,000
Douglas Emmett, Inc.	204,600	3,836,250
Equity Lifestyle Properties, Inc.	72,300	4,196,292
Extra Space Storage, Inc.	243,150	4,802,213
Federal Realty Investment Trust	8,200	690,276
General Growth Properties, Inc. (I)	328,757	5,233,811
Glimcher Realty Trust	184,500	1,697,400
HCP, Inc.	151,150	5,743,700
Host Hotels & Resorts, Inc. (L)	587,254	10,805,474
Hudson Pacific Properties, Inc.	46,700	702,835
Kimco Realty Corp. (L)	506,950	9,824,691
LTC Properties, Inc.	96,700	2,825,574
Pebblebrook Hotel Trust	138,500	3,038,690
Post Properties, Inc.	121,900	4,754,100
ProLogis	675,000	10,975,500
PS Business Parks, Inc.	28,750	1,812,400

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Public Storage (L)	59,300	$6,656,425
Ramco-Gershenson Properties Trust	148,550	2,006,911
Sabra Healthcare, Inc.	49,900	919,158
Senior Housing Properties Trust	266,063	6,529,186
Simon Property Group, Inc.	229,173	25,218,195
SL Green Realty Corp.	151,175	11,448,482
Strategic Hotels & Resorts, Inc. (I)	487,800	3,170,700
Tanger Factory Outlet Centers, Inc.	187,800	5,004,870
Taubman Centers, Inc.	120,200	6,668,696

		228,299,051

TOTAL COMMON STOCKS (Cost $404,635,164)		$521,999,687

RIGHTS - 0.05%
BHG SA - Brazil Hospitality Group
(Expiration Date: 03/11/2011, Strike Price:
BRL 0.60) (I)	141,327	74,749
Wharf Holdings, Ltd. (Expiration Date:
03/11/11, Strike Price: HKD 36.50) (I)	93,900	175,430

TOTAL RIGHTS (Cost $0)		$250,179

SECURITIES LENDING COLLATERAL - 5.71%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	3,026,647	30,288,864

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,282,863)		$30,288,864

SHORT-TERM INVESTMENTS - 0.88%
Repurchase Agreement - 0.88%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $4,681,001 on 03/01/2011,
collateralized by $4,760,000 Federal Home
Loan Mortgage Corp., 1.250% due
09/30/2013 (valued at $4,777,850,
including interest)	$4,681,000	$4,681,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,681,000)		$4,681,000

Total Investments (Global Real Estate Fund)
(Cost $439,599,027) - 105.07%		$557,219,730
Other assets and liabilities, net - (5.07%)		(26,887,989)

TOTAL NET ASSETS - 100.00%		$530,331,741

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.23%
Brazil - 3.09%
Duratex SA	3,161	$31,728
Fibria Celulose SA, SADR (I)	4,440	63,980

		95,708
Canada - 18.95%
Acadian Timber Corp. (I)	2,400	24,579
Canfor Corp. (I)	9,031	111,453
Canfor Pulp Products, Inc.	1,000	17,580
Domtar Corp.	949	82,943
Fortress Paper, Ltd. (I)	1,769	101,055
Mercer International, Inc. (I)	4,200	58,254

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
West Fraser Timber Company, Ltd.	3,992	$191,064

		586,928
China - 1.30%
Shandong Chenming Paper Holdings, Ltd.	48,761	40,097
Finland - 11.16%
Stora Enso OYJ, Series R	12,226	137,986
UPM-Kymmene OYJ	10,440	207,614

		345,600
Hong Kong - 8.48%
Nine Dragons Paper Holdings, Ltd.	15,000	16,746
Sino-Forest Corp. (I)	11,000	245,803

		262,549
Japan - 5.27%
Nippon Paper Group, Inc.	3,500	96,171
Oji Paper Company, Ltd.	13,452	66,945

		163,116
South Africa - 1.40%
Sappi, Ltd., SADR (I)	8,087	43,265
South Korea - 1.10%
Moorim Paper Company, Ltd.	5,010	34,096
Sweden - 2.35%
Billerud Aktibolag AB (I)	2,000	21,651
Svenska Cellulosa AB	3,095	51,182

		72,833
United States - 42.13%
Boise, Inc.	10,400	93,392
Buckeye Technologies, Inc.	2,700	70,740
Clearwater Paper Corp. (I)	400	31,720
International Paper Company	5,600	155,568
KapStone Paper and Packaging Corp. (I)	4,599	78,873
MeadWestvaco Corp.	1,505	44,172
Packaging Corp. of America	2,191	63,079
Plum Creek Timber Company, Inc.	3,250	136,370
Potlatch Corp.	918	35,251
Rayonier, Inc.	5,000	306,649
Sonoco Products Company	3,064	110,549
Weyerhaeuser Company	7,300	178,193

		1,304,556

TOTAL COMMON STOCKS (Cost $2,148,583)		$2,948,748

PREFERRED SECURITIES - 4.19%
Brazil - 4.19%
Suzano Papel e Celulose SA	15,189	129,725

TOTAL PREFERRED SECURITIES (Cost $122,722)		$129,725

Total Investments (Global Timber Fund)
(Cost $2,271,305) - 99.42%		$3,078,473
Other assets and liabilities, net - 0.58%		18,026

TOTAL NET ASSETS - 100.00%		$3,096,499

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.77%
Consumer Discretionary - 19.72%
Auto Components - 0.94%
BorgWarner, Inc. (I)(L)	29,900	$2,320,539
Automobiles - 0.53%
Harley-Davidson, Inc.	32,200	1,314,404
Diversified Consumer Services - 0.45%
Weight Watchers International, Inc.	18,039	1,102,724
Hotels, Restaurants & Leisure - 5.39%
Panera Bread Company, Class A (I)	16,093	1,878,858
Chipotle Mexican Grill, Inc. (I)(L)	10,400	2,548,000
Royal Caribbean Cruises, Ltd. (I)	152,900	6,695,491
Las Vegas Sands Corp. (I)	48,200	2,248,048

		13,370,397
Internet & Catalog Retail - 4.62%
Netflix, Inc. (I)(L)	31,900	6,592,773
priceline.com, Inc. (I)	10,700	4,856,516

		11,449,289
Media - 1.04%
Imax Corp. (I)	97,100	2,574,121
Multiline Retail - 0.50%
Dollar Tree, Inc.	24,800	1,247,936
Specialty Retail - 4.31%
O’Reilly Automotive, Inc. (I)	84,800	4,713,184
PetSmart, Inc.	73,700	3,012,119
Williams-Sonoma, Inc.	82,300	2,970,207

		10,695,510
Textiles, Apparel & Luxury Goods - 1.94%
Lululemon Athletica, Inc. (I)(L)	32,400	2,513,916
Fossil, Inc. (I)	30,000	2,302,200

		4,816,116

		48,891,036
Consumer Staples - 4.64%
Beverages - 0.40%
Hansen Natural Corp. (I)	17,200	989,860
Food & Staples Retailing - 2.42%
Whole Foods Market, Inc.	80,200	4,696,512
Costco Wholesale Corp.	17,300	1,293,867

		5,990,379
Food Products - 1.23%
The J.M. Smucker Company	9,000	619,560
Mead Johnson Nutrition Company	40,500	2,423,925

		3,043,485
Household Products - 0.59%
Church & Dwight Company, Inc.	19,500	1,471,080

		11,494,804
Energy - 7.34%
Energy Equipment & Services - 4.60%
National Oilwell Varco, Inc.	53,400	4,249,038
Dril-Quip, Inc. (I)	20,200	1,549,340
McDermott International, Inc. (I)	81,000	1,858,950
Atwood Oceanics, Inc. (I)(L)	31,100	1,415,672
FMC Technologies, Inc. (I)	24,700	2,323,035

		11,396,035
Oil, Gas & Consumable Fuels - 2.74%
Pioneer Natural Resources Company	19,500	1,995,630
SandRidge Energy, Inc. (I)	58,800	635,628

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc. (I)	39,200	$4,175,584

		6,806,842

		18,202,877
Financials - 5.83%
Capital Markets - 2.22%
Raymond James Financial, Inc.	32,500	1,245,400
Lazard, Ltd., Class A	66,600	2,930,400
KKR & Company LP	79,700	1,327,802

		5,503,602
Commercial Banks - 0.25%
East West Bancorp, Inc.	26,900	624,618
Consumer Finance - 1.29%
Discover Financial Services	146,800	3,192,900
Real Estate Management & Development - 2.07%
Jones Lang LaSalle, Inc.	13,400	1,318,828
CB Richard Ellis Group, Inc., Class A (I)	152,200	3,811,088

		5,129,916

		14,451,036
Health Care - 12.94%
Biotechnology - 3.31%
United Therapeutics Corp. (I)	35,300	2,380,279
Vertex Pharmaceuticals, Inc. (I)(L)	34,600	1,614,782
Alexion Pharmaceuticals, Inc. (I)(L)	43,900	4,226,692

		8,221,753
Health Care Equipment & Supplies - 2.66%
Varian Medical Systems, Inc. (I)	47,000	3,256,160
C.R. Bard, Inc.	34,100	3,333,616

		6,589,776
Health Care Providers & Services - 1.43%
Express Scripts, Inc. (I)	62,900	3,536,238
Health Care Technology - 1.90%
SXC Health Solutions Corp. (I)	95,410	4,708,484
Life Sciences Tools & Services - 2.93%
Mettler-Toledo International, Inc. (I)	7,300	1,251,001
Agilent Technologies, Inc. (I)	32,000	1,346,560
Life Technologies Corp. (I)	27,200	1,451,664
Illumina, Inc. (I)(L)	46,500	3,227,100

		7,276,325
Pharmaceuticals - 0.71%
Shire PLC, ADR	20,600	1,751,206

		32,083,782
Industrials - 17.20%
Aerospace & Defense - 3.36%
TransDigm Group, Inc. (I)	34,400	2,765,072
BE Aerospace, Inc. (I)	164,681	5,553,043

		8,318,115
Air Freight & Logistics - 0.17%
Expeditors International of Washington, Inc.	9,037	431,969
Airlines - 0.44%
United Continental Holdings, Inc. (I)(L)	45,100	1,084,204
Commercial Services & Supplies - 0.98%
Stericycle, Inc. (I)	28,200	2,437,044
Construction & Engineering - 1.12%
Foster Wheeler AG (I)	42,800	1,547,648

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
KBR, Inc.	37,600	$1,233,280

		2,780,928
Electrical Equipment - 2.20%
Rockwell Automation, Inc.	28,400	2,491,532
Cooper Industries PLC	46,100	2,966,535

		5,458,067
Machinery - 5.62%
AGCO Corp. (I)	57,200	3,133,416
ArvinMeritor, Inc. (I)	75,700	1,356,544
WABCO Holdings, Inc. (I)	19,500	1,139,385
The Manitowoc Company, Inc.	50,600	1,002,386
Deere & Company	11,000	991,650
Chart Industries, Inc. (I)	8,203	372,334
Joy Global, Inc.	25,800	2,512,404
Cummins, Inc.	33,800	3,417,856

		13,925,975
Road & Rail - 1.48%
Kansas City Southern (I)	37,000	1,992,080
J.B. Hunt Transport Services, Inc.	40,300	1,676,883

		3,668,963
Trading Companies & Distributors - 1.83%
MSC Industrial Direct Company, Inc., Class A	7,900	499,201
Fastenal Company (L)	65,000	4,038,450

		4,537,651

		42,642,916
Information Technology - 23.67%
Communications Equipment - 2.50%
Motorola Mobility Holdings, Inc. (I)	37,400	1,129,480
F5 Networks, Inc. (I)	42,900	5,062,629

		6,192,109
Computers & Peripherals - 2.98%
NetApp, Inc. (I)	47,000	2,428,020
Apple, Inc. (I)	14,000	4,944,940

		7,372,960
Electronic Equipment, Instruments & Components - 2.17%
Trimble Navigation, Ltd. (I)	42,000	2,064,300
Jabil Circuit, Inc.	74,900	1,605,107
Amphenol Corp., Class A	29,800	1,712,904

		5,382,311
Internet Software & Services - 5.32%
WebMD Health Corp. (I)	29,633	1,718,714
SAVVIS, Inc. (I)	37,800	1,228,122
Monster Worldwide, Inc. (I)	63,700	1,092,455
OpenTable, Inc. (I)(L)	14,800	1,315,276
Akamai Technologies, Inc. (I)	47,300	1,775,169
VeriSign, Inc.	102,700	3,624,283
Baidu, Inc., SADR (I)	20,000	2,423,200

		13,177,219
IT Services - 1.59%
Cognizant Technology
Solutions Corp., Class A (I)	51,400	3,951,118
Semiconductors & Semiconductor Equipment - 4.48%
ARM Holdings PLC	162,200	1,632,720
Skyworks Solutions, Inc. (I)	47,300	1,699,962
OmniVision Technologies, Inc. (I)	46,000	1,408,520
Broadcom Corp., Class A	26,100	1,075,842
Cavium Networks, Inc. (I)(L)	60,900	2,629,662
Veeco Instruments, Inc. (I)(L)	24,600	1,170,468

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp. (I)	71,100	$1,490,256

		11,107,430
Software - 4.63%
Salesforce.com, Inc. (I)	28,700	3,796,149
Check Point Software Technologies, Ltd. (I)	25,400	1,265,936
Intuit, Inc. (I)	44,800	2,355,584
Citrix Systems, Inc. (I)	37,403	2,624,194
Rovi Corp. (I)	26,100	1,446,462

		11,488,325

		58,671,472
Materials - 4.58%
Chemicals - 2.15%
CF Industries Holdings, Inc.	13,300	1,879,024
Albemarle Corp.	60,100	3,459,356

		5,338,380
Containers & Packaging - 1.51%
Rock-Tenn Company, Class A (L)	18,100	1,242,565
Crown Holdings, Inc. (I)	64,900	2,497,352

		3,739,917
Metals & Mining - 0.92%
Cliffs Natural Resources, Inc.	23,500	2,281,145

		11,359,442
Telecommunication Services - 3.15%
Wireless Telecommunication Services - 3.15%
SBA Communications Corp., Class A (I)	119,388	5,025,041
NII Holdings, Inc. (I)	68,200	2,793,472

		7,818,513

		7,818,513
Utilities - 0.70%
Gas Utilities - 0.70%
National Fuel Gas Company	23,800	1,735,020

TOTAL COMMON STOCKS (Cost $184,187,133)		$247,350,898

SECURITIES LENDING COLLATERAL - 9.70%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	2,404,436	24,062,154

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,054,446)		$24,062,154

SHORT-TERM INVESTMENTS - 1.32%
Short-Term Securities* - 1.32%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$3,267,969	$3,267,969

TOTAL SHORT-TERM INVESTMENTS (Cost $3,267,969)		$3,267,969

Total Investments (Heritage Fund)
(Cost $211,509,548) - 110.79%		$274,681,021
Other assets and liabilities, net - (10.79%)		(26,755,927)

TOTAL NET ASSETS - 100.00%		$247,925,094

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 33.57%
Consumer Discretionary - 24.07%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)		$3,000,000	$45,300
9.875%, 03/01/2049 (I)		1,965,000	29,672
10.250%, 11/01/2049 (I)		985,000	14,874
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		3,525,500	3,842,795
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014		535,800	587,390
1.500%, 02/14/2016 (P)		534,184	465,961
8.000%, 09/10/2014	CAD	1,700,000	1,447,530
12.750%, 02/15/2014		$4,980,000	5,054,700
Clear Channel Communications, Inc.
9.000%, 03/01/2021 (S)		1,005,000	1,021,331
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		9,754,396	9,339,834
Exide Technologies
8.625%, 02/01/2018 (S)		5,900,000	6,290,875
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	102,650
Fontainebleau Las Vegas Holdings LLC,
PIK
12.500%, 06/01/2022 (H)		3,813,380	0
Greektown Superholdings, Inc.
13.000%, 07/01/2015		14,804,000	16,802,540
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		5,580,000	5,022,000
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)		25,769,000	13,754,204
9.750%, 01/15/2012 (H)		4,515,000	982,013
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		25,082,000	2,508,200
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013		7,650,000	6,674,625
6.875%, 02/15/2015		2,170,000	1,578,675
7.125%, 08/15/2014		7,370,000	5,398,525
8.000%, 04/01/2012		2,295,000	1,967,963
11.500%, 11/01/2017 (S)		3,560,000	3,604,500
MTR Gaming Group, Inc.
12.625%, 07/15/2014		4,810,000	5,122,650
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012		17,664,000	16,383,360
Revel AC, Inc. PIK
12.000%, 03/15/2018 (S)		2,682,000	2,601,540
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		18,405,000	0
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		2,137,000	999,048
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		4,745,000	47

			111,642,802
Energy - 0.22%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011 (R)		996,635	1,035,850
Financials - 2.31%
MBIA Insurance Corp. (14.00% to
01/15/2013, then 3 month
LIBOR + 11.26%)
01/15/2033 (S)		4,220,000	2,658,600
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		1,570,000	1,617,100

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realogy Corp.
11.500%, 04/15/2017 (S)	$1,200,000	$1,278,000
12.000%, 04/15/2017 (S)	4,853,607	5,144,823

		10,698,523
Industrials - 4.15%
American Airlines Pass Through Trust
7.379%, 05/23/2016	2,672,692	2,512,331
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	6,690,000	5,318,550
GOL Finance
8.750%, (Q)(S)	3,470,000	3,400,600
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	1,019,100
Northwest Airlines, Inc.,
Escrow Certificates
6.625%, 02/15/2023 (I)	15,690,000	0
7.625%, 11/15/2023 (I)	8,745,000	10,931
8.700%, 03/15/2049 (I)	2,055,000	1,439
8.875%, 06/01/2049 (H)	6,360,000	4,452
9.875%, 03/15/2037 (I)	7,045,000	4,932
10.000%, 02/01/2049 (I)	3,115,000	2,181
01/16/2017 (I)	4,470,000	0
Quebecor World, Inc., Escrow Certificates
4.875%, 11/15/2049 (I)	365,000	18,250
6.125%, 11/15/2013 (I)	3,255,000	162,750
6.500%, 08/01/2049 (I)	560,000	28,000
9.750%, 01/15/2049 (I)	3,155,000	157,750
USG Corp.
9.750%, 08/01/2014 (S)	195,000	212,063
Western Express, Inc.
12.500%, 04/15/2015 (S)	6,590,000	6,392,300

		19,245,629
Information Technology - 0.31%
Friendfinder Networks, Inc.
14.000%, 09/30/2013 (S)	1,343,078	1,423,663
Materials - 2.17%
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,354,013
NewPage Corp.
11.375%, 12/31/2014	2,105,000	2,099,738
NewPage Holding Corp., PIK
7.450%, 11/01/2013	1,660,000	178,450
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Verso Paper Holdings LLC
11.500%, 07/01/2014	385,000	424,463

		10,056,884
Telecommunication Services - 0.34%
Muzak LLC, PIK
15.000%, 07/31/2014	1,993,594	1,587,399

TOTAL CORPORATE BONDS (Cost $185,463,408)		$155,690,750

CONVERTIBLE BONDS - 25.80%
Consumer Discretionary - 13.59%
Exide Technologies
Zero Coupon 09/18/2013 (P)	1,095,000	1,053,390
Ford Motor Company
4.250%, 11/15/2016	9,235,000	16,876,963
Saks, Inc.
7.500%, 12/01/2013 (S)	1,075,000	2,500,719

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Consumer Discretionary (continued)
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	$31,445,000	$42,607,975

		63,039,047
Consumer Staples - 0.14%
Alliance One International, Inc.
5.500%, 07/15/2014	650,000	668,688
Financials - 2.02%
Janus Capital Group, Inc.
3.250%, 07/15/2014	4,760,000	5,813,150
The PMI Group, Inc.
4.500%, 04/15/2020	4,345,000	3,530,313

		9,343,463
Industrials - 9.56%
AMR Corp.
6.250%, 10/15/2014	13,200,000	14,272,500
UAL Corp.
6.000%, 10/15/2029	7,125,000	20,974,219
US Airways Group, Inc.
7.250%, 05/15/2014	4,330,000	9,109,238

		44,355,957
Information Technology - 0.49%
Equinix, Inc.
4.750%, 06/15/2016	1,735,000	2,253,331

TOTAL CONVERTIBLE BONDS (Cost $88,584,590)		$119,660,486

TERM LOANS (M) - 5.52%
Consumer Discretionary - 4.41%
East Valley Tourist Development
Authority
12.000%, 08/06/2012	812,048	678,060
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	1,618,638	380,380
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	757,938	178,116
Revel Entertainment LLC
9.000%, 02/16/2018	9,000,000	8,994,375
RH Donnelley, Inc.
9.000%, 10/24/2014	3,244,471	2,510,410
SuperMedia, Inc.
11.000%, 12/31/2015	5,382,651	3,507,696
The Star Tribune Company
8.000%, 09/28/2014	327,342	310,157
8.000%, 09/29/2014	290,971	275,695
Vertis, Inc.
12.000%, 12/31/2015	3,610,000	3,610,000

		20,444,889
Consumer Staples - 0.21%
Great Atlantic & Pacific Tea Company
8.750%, 06/15/2012	988,611	1,005,912
Financials - 0.16%
Realogy Corp.
13.500%, 10/15/2017	675,000	743,766
Telecommunication Services - 0.74%
Muzak Holdings LLC
12.750%, 02/01/2014	3,351,563	3,418,594

TOTAL TERM LOANS (Cost $28,055,974)		$25,613,161

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.17%
Commercial & Residential - 0.17%
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	$35,178,730	$221,626
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	50,790,983	274,779
Series 2007-3, Class ES IO,
0.349%, 05/19/2047	42,370,073	277,524

		773,929

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $648,377)		$773,929

COMMON STOCKS - 20.26%
Consumer Discretionary - 11.47%
Canadian Satellite
Radio Holdings, Inc. (I)	356,076	$1,264,435
Canadian Satellite Radio
Holdings, Inc., Class A (I)	577,161	2,049,514
Charter
Communications, Inc., Class A (I)	368,879	16,883,592
Citadel Broadcasting Corp., Class B (I)	45,098	1,567,156
Comcast Corp., Special Class A	172,469	4,194,446
Dex One Corp. (I)	63,334	333,770
Federal Mogul Corp. (I)	31,002	651,352
Fontainebleau Resorts LLC, Class A (I)	65,203	0
Greektown Superholdings, Inc. (I)(V)	7,894	780,085
Lear Corp.	54,104	5,724,203
Sirius XM Radio, Inc. (I)	6,726,931	12,175,745
SuperMedia, Inc. (I)	42,791	360,300
The Star Tribune Company (I)	11,462	237,837
Time Warner Cable, Inc.	29,999	2,165,328
Trump Entertainment Resorts, Inc. (I)	175,054	787,743
Vertis Holdings, Inc. (I)	203,071	4,004,560

		53,180,066
Energy - 0.35%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,627,845
Financials - 0.33%
First Michigan Bank (I)(R)	279,167	1,538,194
Industrials - 7.55%
Delta Air Lines, Inc. (I)	2,394,071	26,909,358
Quad/Graphics, Inc. (I)	11,119	482,787
United Continental Holdings, Inc. (I)	316,324	7,604,429

		34,996,574
Materials - 0.56%
AbitibiBowater, Inc. (I)	73,217	2,049,344
American Pacific Corp. (I)	70,200	422,604
Tembec, Inc. (I)	25,800	135,321

		2,607,269
Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	28,560	0

TOTAL COMMON STOCKS (Cost $111,981,619)		$93,949,948

PREFERRED SECURITIES - 11.32%
Consumer Discretionary - 3.29%
Greektown
Superholdings, Inc., Series A (I)(V)	154,240	$15,241,997
Financials - 3.80%
2010 Swift Mandatory Common
Exchange Security Trust 6.000% (S)	33,144	453,907
iStar Financial, Inc., Series E 7.875%	310,545	6,592,870

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
iStar Financial, Inc., Series F 7.800%		198,032	$4,156,692
iStar Financial, Inc., Series G 7.650%		79,317	1,658,518
iStar Financial, Inc., Series I 7.500%		232,232	4,783,979
Pliant Corp., PIK, 13.000% 13.000% (I)		685	0

			17,645,966
Industrials - 4.18%
Continental Airlines Finance Trust II,
6.000% 6.000%		515,074	19,411,851
Telecommunication Services - 0.05%
Muzak Holdings LLC, PIK		838,409	209,602

TOTAL PREFERRED SECURITIES (Cost $35,017,558)			$52,509,416

WARRANTS - 0.59%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)		43,795	514,591
Citadel Broadcasting Corp. (Expiration
Date: 06/03/2030; Strike
Price: $0.001) (I)		64,279	2,233,695
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)		4,835	0

TOTAL WARRANTS (Cost $1,653,579)			$2,748,286

SHORT-TERM INVESTMENTS - 2.03%
Repurchase Agreement - 0.01%
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at $35,120
on 03/01/2011, collateralized by
$40,000 US Treasury Notes, 1.375%
due 05/15/13 (valued at $40,522,
including interest)		$35,120	$35,120
Short-Term Securities* - 2.02%
Federal Home Loan Bank Discount
Notes, 0.0702%, 03/01/2011		9,400,000	9,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,435,120)			$9,435,120

Total Investments (High Income Fund)
(Cost $460,840,225) - 99.26%			$460,381,096
Other assets and liabilities, net - 0.74%			3,444,201

TOTAL NET ASSETS - 100.00%			$463,825,297

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.52%
Argentina - 1.12%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	$247,167
7.000%, 09/12/2013 to 10/03/2015		2,347,000	2,233,107
7.820%, 12/31/2033	EUR	3,203,262	3,160,544
8.000%, 02/26/2008 (H)		137	73
8.750%, 06/02/2017		$1,595,914	1,607,883
12/15/2035 (B) (I)	EUR	12,603,351	2,217,479
12/15/2035 (B) (I)	ARS	1,938,355	74,328

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
12/15/2035 (B) (I)		$48,000	$7,104

			9,547,685
Brazil - 0.55%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	8,449,000	4,683,573

			4,683,573
Indonesia - 0.64%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,196,691
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	2,896,297
11.000%, 09/15/2025		11,174,000,000	1,408,179

			5,501,167
Russia - 0.02%
Government of Russia
7.500%, 03/31/2030		$170,050	196,663
Turkey - 0.73%
Republic of Turkey
6.750%, 05/30/2040		1,010,000	1,010,000
6.875%, 03/17/2036		4,326,000	4,423,335
7.000%, 09/26/2016 to 06/05/2020		681,000	759,072

			6,192,407
Venezuela - 0.46%
Republic of Venezuela
5.750%, 02/26/2016		3,607,000	2,588,023
7.650%, 04/21/2025		949,000	566,079
8.500%, 10/08/2014		339,000	297,812
9.375%, 01/13/2034		568,000	379,140
04/15/2020		305,000	83,113

			3,914,167

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $29,107,498)			$30,035,662

CORPORATE BONDS - 82.80%
Consumer Discretionary - 18.78%
Affinity Group, Inc.
11.500%, 12/01/2016 (S)		1,230,000	1,269,975
American Greetings Corp.
7.375%, 06/01/2016		6,270,000	6,465,576
Bankrate, Inc.
11.750%, 07/15/2015 (S)		1,650,000	1,883,063
Boyd Gaming Corp.
7.125%, 02/01/2016		1,470,000	1,407,525
9.125%, 12/01/2018 (S)		590,000	619,500
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		1,560,000	1,575,600
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019		900,000	915,750
7.875%, 04/30/2018		400,000	427,000
8.125%, 04/30/2020		3,420,000	3,689,325
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		807,000	609,285
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)		3,650,000	3,814,250
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		4,360,000	4,588,900
Directbuy Holdings, Inc.
12.000%, 02/01/2017 (S)		1,620,000	1,514,700

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp.
7.875%, 09/01/2019	$2,205,000	$2,389,669
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	3,185,000	3,344,250
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)	3,470,000	3,443,975
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	5,990,000	5,598,225
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	580,000	606,100
Express LLC/Express Finance Corp.
8.750%, 03/01/2018	1,830,000	1,969,538
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)	3,000,000	15,000
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)	3,050,000	3,111,000
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	1,028,000	1,105,100
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	6,688,000	5,559,400
10.750%, 02/01/2016	3,574,000	3,529,325
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)	2,509,000	2,383,550
Inn of The Mountain Gods Resort &
Casino, PIK
1.250%, 11/30/2020 (S)	5,647,000	2,936,440
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	3,760,000	4,079,600
MGM Mirage, Inc.
5.875%, 02/27/2014	3,570,000	3,418,275
MGM Resorts International
6.625%, 07/15/2015	1,800,000	1,710,000
10.375%, 05/15/2014	460,000	515,200
Michaels Stores, Inc.
11.375%, 11/01/2016	1,800,000	1,966,500
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.000% on 11/01/2011)
11/01/2016	5,800,000	5,901,500
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	770,000	820,050
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	2,900,000	2,124,250
8.000%, 04/01/2012	5,163,000	4,427,273
Motors Liquidation Company
7.200%, 01/15/2011 (H)	6,825,000	2,149,875
8.375%, 07/15/2033 (H)	10,025,000	3,333,313
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)	2,140,000	2,316,550
11.750%, 11/15/2016	4,470,000	5,280,188
Net Servicos De Comunicacao SA
7.500%, 01/27/2020	1,380,000	1,600,800
NetFlix, Inc.
8.500%, 11/15/2017	2,855,000	3,233,288
Nielsen Finance LLC/Nielsen Finance
Company
7.750%, 10/15/2018 (S)	6,130,000	6,628,063
Oxford Industries, Inc.
11.375%, 07/15/2015	5,525,000	6,215,625
Petco Animal Supplies, Inc.
9.250%, 12/01/2018 (S)	3,990,000	4,309,200

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	$1,620,000	$1,725,300
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	140,000	142,100
8.625%, 08/01/2017	425,000	466,438
QVC, Inc.
7.375%, 10/15/2020 (S)	3,125,000	3,312,500
Reynolds Group Issuer, Inc.
8.250%, 02/15/2021 (S)	2,860,000	2,867,150
9.000%, 04/15/2019 (S)	3,410,000	3,554,925
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	873,600
Service Corp. International
7.500%, 04/01/2027	1,320,000	1,290,300
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	3,580,000	3,857,450
Snoqualmie Entertainment Authority
4.204%, 02/01/2014 (P) (S)	1,785,000	1,628,813
9.125%, 02/01/2015 (S)	230,000	230,000
Sotheby’s
7.750%, 06/15/2015	2,710,000	2,987,775
Standard Pacific Corp.
8.375%, 01/15/2021 (S)	1,860,000	1,962,300
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	561
6.500%, 02/01/2014 (H)	500,000	50
6.625%, 03/15/2018 (H)	1,705,000	171
7.750%, 08/15/2016 (H)	6,180,000	618
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	1,430,000	1,497,925
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	6,615,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	3,885,000	3,574,200
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	2,220,000	2,380,950
8.500%, 05/15/2021 (S)	2,980,000	3,106,650

		160,261,347
Consumer Staples - 2.35%
Alliance One International, Inc.
10.000%, 07/15/2016	1,230,000	1,269,975
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)	3,700,000	3,737,000
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)	1,380,000	1,490,400
Ceridian Corp., PIK
12.250%, 11/15/2015	2,758,350	2,930,747
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	2,870,000	2,798,250
Smithfield Foods, Inc.
10.000%, 07/15/2014	689,000	813,020
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	4,760,000	5,093,200
YCC Holdings LLC/Yankee Finance, Inc.,
PIK
10.250%, 02/15/2016 (S)	1,830,000	1,884,900

		20,017,492
Energy - 15.84%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	920,000	1,009,700
Belden & Blake Corp.
8.750%, 07/15/2012	6,790,000	6,722,100

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company
6.750%, 11/01/2020	$330,000	$339,900
10.250%, 06/01/2014	1,840,000	2,134,400
Calfrac Holdings LP
7.500%, 12/01/2020 (S)	1,400,000	1,435,000
Chesapeake Energy Corp.
6.625%, 08/15/2020	620,000	651,000
7.250%, 12/15/2018	1,960,000	2,160,900
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	530,000	560,475
9.500%, 05/15/2016	1,560,000	1,751,100
Concho Resources, Inc.
7.000%, 01/15/2021	2,260,000	2,367,350
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	2,290,000	2,524,725
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)	5,856,660	5,622,394
Crosstex Energy LP/Crosstex Energy
Finance Corp.
8.875%, 02/15/2018	1,860,000	2,050,650
Denbury Resources, Inc.
8.250%, 02/15/2020	2,690,000	2,992,625
El Paso Corp.
7.375%, 12/15/2012	116,000	123,514
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	5,871,768	4,800,170
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019	2,080,000	2,149,037
10.000%, 12/01/2020	7,604,000	7,937,025
Energy Transfer Equity LP
7.500%, 10/15/2020	2,070,000	2,243,363
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	2,550,000	2,658,375
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,140,000	1,229,775
Exco Resources, Inc.
7.500%, 09/15/2018	3,890,000	3,860,825
Goodrich Petroleum Corp.
8.875%, 03/15/2019 (S)	1,260,000	1,256,850
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,610,000	3,664,150
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	4,040,000	4,009,700
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	1,460,000	1,607,898
Key Energy Services, Inc.
8.375%, 12/01/2014	3,757,000	4,085,738
Laredo Petroleum, Inc.
9.500%, 02/15/2019 (S)	2,120,000	2,220,700
Linn Energy LLC/Linn
Energy Finance Corp.
7.750%, 02/01/2021 (S)	1,120,000	1,190,000
8.625%, 04/15/2020 (S)	2,890,000	3,222,350
Lukoil International Finance BV
6.356%, 06/07/2017	2,350,000	2,473,375
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	2,160,000	2,157,300

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp., Series B
8.750%, 04/15/2018	$1,640,000	$1,795,800
Murray Energy Corp.
10.250%, 10/15/2015 (S)	3,540,000	3,778,950
Novatek Finance, Ltd.
6.604%, 02/03/2021 (S)	1,650,000	1,702,665
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	2,190,000	2,190,000
Parker Drilling Company
9.125%, 04/01/2018	2,110,000	2,268,250
Peabody Energy Corp.
7.875%, 11/01/2026	2,610,000	2,923,200
Petrobras International Finance Company
6.750%, 01/27/2041	250,000	255,803
6.875%, 01/20/2040	1,175,000	1,216,334
Petrohawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,473,400
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	2,445,000	2,432,775
7.000%, 05/01/2017 (S)	830,000	811,325
Plains Exploration &
Production Company
8.625%, 10/15/2019	1,690,000	1,888,575
10.000%, 03/01/2016	2,175,000	2,468,625
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	1,900,000	1,961,750
Quicksilver Resources, Inc.
9.125%, 08/15/2019	120,000	127,200
11.750%, 01/01/2016	4,429,000	5,170,858
Range Resources Corp.
8.000%, 05/15/2019	510,000	561,638
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018	1,760,000	1,848,000
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	2,315,000	2,407,600
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	10,803,000	0
Stone Energy Corp.
6.750%, 12/15/2014	3,855,000	3,835,725
Teekay Corp.
8.500%, 01/15/2020	4,600,000	4,950,750
Trico Shipping AS
13.875%, 11/01/2014 (H) (S)	3,410,000	2,851,613
Venoco, Inc.
8.875%, 02/15/2019 (S)	1,200,000	1,218,000
Whiting Petroleum Corp.
6.500%, 10/01/2018	1,670,000	1,732,625
7.000%, 02/01/2014	133,000	141,645

		135,225,570
Financials - 8.47%
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015	12,080,000	9,852,100
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	1,638,000	1,064,700
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,250,000	3,185,000
Aviv Healthcare Properties LP
7.750%, 02/15/2019 (S)	570,000	594,225

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
(Q)		$1,000,000	$1,055,690
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		2,315,000	2,338,150
CIT Group, Inc.
7.000%, 05/01/2017		2,373,599	2,391,401
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
(Q) (S)		1,260,000	1,338,750
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)		850,000	860,625
Ford Motor Credit Company LLC
12.000%, 05/15/2015		6,010,000	7,592,469
GMAC International Finance BV
7.500%, 04/21/2015	EUR	1,650,000	2,427,763
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$454,000	451,039
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		1,573,000	1,559,315
International Lease Finance Corp.
5.625%, 09/20/2013		3,720,000	3,799,050
8.250%, 12/15/2020		2,040,000	2,269,500
8.750%, 03/15/2017 (S)		2,060,000	2,353,550
8.875%, 09/01/2017		110,000	125,400
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		820,000	813,850
Leucadia National Corp.
8.125%, 09/15/2015		2,100,000	2,310,000
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		2,490,000	2,701,650
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		4,860,000	5,443,200
Ono Finance II PLC
10.875%, 07/15/2019 (S)		870,000	935,250
Realogy Corp.
7.875%, 02/15/2019 (S)		1,190,000	1,194,463
Residential Capital LLC
9.625%, 05/15/2015		2,030,000	2,050,300
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		1,390,000	1,271,850
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)		944,000	971,187
6.299%, 05/15/2017		760,000	781,888
7.175%, 05/16/2013 (S)		519,000	557,614
SLM Corp.
8.000%, 03/25/2020		640,000	679,200
TNK-BP Finance SA
6.625%, 03/20/2017		1,690,000	1,804,075
6.625%, 03/20/2017 (S)		96,000	102,480
7.875%, 03/13/2018 (S)		1,128,000	1,278,926
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		2,230,000	2,221,638
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		3,330,667	3,896,880

			72,273,178

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care - 4.20%
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		$1,910,000	$1,998,338
Biomet, Inc.
10.000%, 10/15/2017		160,000	178,200
Biomet, Inc., PIK
10.375%, 10/15/2017		1,140,000	1,275,375
CRC Health Corp.
10.750%, 02/01/2016		9,970,000	9,994,925
FMC Finance III SA
6.875%, 07/15/2017		900,000	948,375
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		3,285,000	3,765,431
Giant Funding Corp.
8.250%, 02/01/2018 (S)		2,080,000	2,137,200
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)		4,330,000	4,557,325
Tenet Healthcare Corp.
6.875%, 11/15/2031		2,310,000	1,865,325
10.000%, 05/01/2018		1,861,000	2,186,675
Universal Hospital Services, Inc.
3.834%, 06/01/2015 (P)		1,335,000	1,281,600
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		1,855,000	1,938,475
Vanguard Health Holding
Company II LLC
8.000%, 02/01/2018		1,400,000	1,438,500
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (S)		3,540,000	2,283,300

			35,849,044
Industrials - 10.85%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		2,060,000	2,039,400
ACCO Brands Corp.
10.625%, 03/15/2015		3,160,000	3,570,800
Aguila 3 SA
7.875%, 01/31/2018 (S)		950,000	985,625
Altegrity, Inc.
11.750%, 05/01/2016 (S)		4,180,000	4,493,500
American Airlines Pass Through Trust
7.000%, 01/31/2018 (S)		1,370,000	1,370,000
American Reprographics Company
10.500%, 12/15/2016 (S)		2,250,000	2,452,500
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,068,599
9.125%, 10/15/2020 (S)		$2,770,000	3,040,075
Boise Cascade LLC
7.125%, 10/15/2014		937,000	935,829
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		1,150,000	1,181,625
7.339%, 04/19/2014		4,365,785	4,409,442
Delta Air Lines, Inc.
8.021%, 08/10/2022		1,332,196	1,396,141
9.500%, 09/15/2014 (S)		1,289,000	1,405,010
9.750%, 12/17/2016		1,208,405	1,305,077
FGI Operating Company, Inc.
10.250%, 08/01/2015		2,385,000	2,548,969
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		2,690,000	2,690,000
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		2,830,000	2,957,350
Garda World Security Corp.
9.750%, 03/15/2017 (S)		1,500,000	1,612,500
GEO Group, Inc.
7.750%, 10/15/2017		3,355,000	3,577,269

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc.
8.375%, 07/15/2016		$2,085,000	$2,163,188
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		3,460,000	3,797,350
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	630,000	945,438
Interactive Data Corp.
10.250%, 08/01/2018 (S)		$1,800,000	2,016,000
Kansas City Southern de
Mexico SA de CV
6.625%, 12/15/2020 (S)		630,000	644,175
8.000%, 02/01/2018		7,255,000	7,926,088
Kansas City Southern Railway
8.000%, 06/01/2015		265,000	287,525
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		2,220,000	2,503,050
Navios Maritime
Acquisition Corp./Navios Acquisition
Finance
8.625%, 11/01/2017 (S)		4,180,000	4,357,650
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)		1,310,000	1,310,000
Quality Distribution LLC/QD
Capital Corp.
9.875%, 11/01/2018 (S)		4,080,000	4,284,000
RailAmerica, Inc.
9.250%, 07/01/2017		4,560,000	5,050,200
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		600,000	633,000
RSC Equipment Rental, Inc./RSC
Holdings III LLC
8.250%, 02/01/2021 (S)		2,180,000	2,305,350
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)		3,830,000	3,973,625
Triumph Group, Inc.
8.625%, 07/15/2018		1,530,000	1,686,825
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		927,000	1,008,113
Wyle Services Corp.
10.500%, 04/01/2018 (S)		4,480,000	4,636,800

			92,568,088
Information Technology - 2.08%
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015		1,260,000	1,370,250
CDW LLC/CDW Finance Corp., PIK
11.500%, 10/12/2015		1,040,000	1,128,400
First Data Corp.
11.250%, 03/31/2016		6,660,000	6,426,900
First Data Corp., PIK
10.550%, 09/24/2015		26,075	27,705
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		910,000	1,014,650
10.125%, 12/15/2016		1,222,000	1,319,760
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)		5,680,000	6,489,400

			17,777,065
Materials - 7.47%
Appleton Papers, Inc.
11.250%, 12/15/2015		5,533,000	5,201,000
Atkore International, Inc.
9.875%, 01/01/2018 (S)		1,500,000	1,633,125

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Berry Plastics Corp.
9.500%, 05/15/2018		$2,480,000	$2,486,200
CF Industries, Inc.
6.875%, 05/01/2018		420,000	463,838
7.125%, 05/01/2020		1,300,000	1,459,250
Evraz Group SA
8.250%, 11/10/2015		120,000	130,680
8.875%, 04/24/2013 (S)		320,000	348,800
8.875%, 04/24/2013		3,330,000	3,629,700
9.500%, 04/24/2018 (S)		260,000	298,350
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		1,510,000	1,532,650
7.000%, 11/01/2015 (S)		1,330,000	1,379,875
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		1,535,000	1,707,688
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		369,000	410,051
7.250%, 10/20/2017		1,410,000	1,566,863
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
9.000%, 11/15/2020 (S)		1,600,000	1,702,000
Ineos Finance PLC
9.000%, 05/15/2015 (S)		1,680,000	1,843,800
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	2,021,000	3,165,377
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		$2,826,000	3,181,016
11.000%, 05/01/2018		574,433	659,162
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		5,440,000	5,603,200
Neenah Paper, Inc.
7.375%, 11/15/2014		219,000	223,654
NewPage Corp.
11.375%, 12/31/2014		4,355,000	4,344,113
Novelis, Inc.
8.750%, 12/15/2020 (S)		3,610,000	3,980,025
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016 (S)		2,640,000	2,798,400
Ryerson Holding Corp.
Zero Coupon 02/01/2015		6,000,000	3,180,000
Solutia, Inc.
7.875%, 03/15/2020		2,420,000	2,662,000
8.750%, 11/01/2017		1,120,000	1,239,000
TPC Group LLC
8.250%, 10/01/2017 (S)		1,090,000	1,159,488
Vale Overseas, Ltd.
6.875%, 11/21/2036		46,000	49,396
8.250%, 01/17/2034		1,442,000	1,759,781
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		2,060,000	2,193,900
Verso Paper Holdings LLC
11.500%, 07/01/2014		370,000	407,925
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)		1,320,000	1,379,400

			63,779,707
Telecommunication Services - 8.31%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		4,000,000	3,800,000
9.000%, 09/22/2019		98,000	94,325
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		3,046,000	3,289,680
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)		5,770,000	6,145,050

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Cincinnati Bell, Inc.
8.375%, 10/15/2020		$1,950,000	$1,925,625
CMP Susquehanna Corp.
3.622%, 05/15/2014 (S)		192,000	135,345
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		2,710,000	2,811,625
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		3,550,000	3,816,250
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		10,915,000	11,651,763
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		1,640,000	1,732,250
Primus Telecommunications IHC, Inc.,
PIK
14.250%, 05/20/2013		520,000	524,550
Sprint Capital Corp.
6.875%, 11/15/2028		1,000,000	901,250
8.750%, 03/15/2032		9,285,000	9,656,400
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	274,000	410,245
Sunrise Communications International SA
7.000%, 12/31/2017 (S)		231,000	338,691
True Move Company, Ltd.
10.750%, 12/16/2013		$190,000	203,300
10.750%, 12/16/2013 (S)		6,110,000	6,537,700
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		3,670,000	3,936,075
UBS Luxembourg SA for OJSC Vimpel
Communications
8.250%, 05/23/2016		2,890,000	3,186,225
UPC Holding BV
9.875%, 04/15/2018 (S)		1,455,000	1,615,050
VIP Fiance Ireland, Ltd. for OJSC Vimpel
Communications
6.493%, 02/02/2016 (S)		610,000	629,093
West Corp.
7.875%, 01/15/2019 (S)		3,230,000	3,314,788
8.625%, 10/01/2018 (S)		1,710,000	1,812,600
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		1,370,000	1,414,525
Windstream Corp.
7.750%, 10/15/2020		1,000,000	1,036,250

			70,918,655
Utilities - 4.45%
Calpine Corp.
7.500%, 02/15/2021 (S)		180,000	184,050
7.875%, 07/31/2020 to 01/15/2023 (S)		7,970,000	8,218,575
Colbun SA
6.000%, 01/21/2020 (S)		1,060,000	1,065,129
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016		3,290,000	3,199,525
Edison Mission Energy
7.625%, 05/15/2027		5,310,000	3,876,300
Energy Future Holdings Corp.
10.875%, 11/01/2017		586,000	486,380
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)		1,340,000	1,306,500
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		3,680,000	3,956,000
Mirant Americas Generation LLC
9.125%, 05/01/2031		6,191,000	6,438,640
Mirant Mid Atlantic LLC
10.060%, 12/30/2028		4,627,898	5,229,525

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
7.375%, 01/15/2017	$1,810,000	$1,907,288
Suburban Propane Partners LP
7.375%, 03/15/2020	1,540,000	1,647,800
The AES Corp.
8.000%, 06/01/2020	460,000	503,700

		38,019,412

TOTAL CORPORATE BONDS (Cost $681,865,364)		$706,689,558

CAPITAL PREFERRED SECURITIES - 1.13%
Financials - 1.13%
Capital One Capital V
10.250%, 08/15/2039	1,840,000	1,998,700
ILFC E-Capital Trust I (3 month
LIBOR + 1.550%)
5.960%, 12/21/2065 (S)	2,880,000	2,430,084
ING Capital Funding Trust III
3.903%, (P) (Q)	720,000	690,862
MBNA Capital A, Series A
8.278%, 12/01/2026	360,000	365,400
NB Capital Trust II
7.830%, 12/15/2026	2,430,000	2,454,300
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
(Q)	1,500,000	1,700,393

		9,639,739

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,137,470)		$9,639,739

CONVERTIBLE BONDS - 1.27%
Financials - 0.55%
Realogy Corp.
11.000%, 04/15/2018 (S)	4,520,000	$4,700,800
Industrials - 0.63%
Horizon Lines, Inc.
4.250%, 08/15/2012	5,775,000	5,356,313
Materials - 0.09%
Cemex SAB de CV
4.875%, 03/15/2015 (S)	215,000	219,031
Hercules, Inc.
6.500%, 06/30/2029	710,000	559,125

		778,156

TOTAL CONVERTIBLE BONDS (Cost $8,936,139)		$10,835,269

TERM LOANS (M) - 3.33%
Consumer Discretionary - 0.67%
CityCenter Holdings LLC
7.500%, 01/14/2014	720,000	727,350
Michaels Stores, Inc.
5.030%, 07/31/2016	751,338	757,442
Newsday LLC
0.481%, 08/01/2013	4,000,000	4,252,500
Simmons Holdco, Inc., PIK
6.639%, 02/15/2012 (H)	2,827,672	7,069

		5,744,361
Financials - 0.52%
Realogy Corp.
13.500%, 10/15/2017	4,000,000	4,407,500

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 1.12%
Hawker Beechcraft Acquisition
Company LLC
2.535%, 03/26/2014	$2,256,741	$2,016,610
IASIS Healthcare LLC/IASIS
Capital Corp.
5.784%, 06/15/2014	5,098,789	5,020,181
Turbo Bet, Ltd.
12.000%, 03/15/2018	8,092,474	2,536,529

		9,573,320
Telecommunication Services - 0.51%
Vodafone Group PLC
6.875%, 08/31/2015	4,320,000	4,341,600
Utilities - 0.51%
Energy Future Holdings Corp.
3.527%, 10/10/2014	3,771,023	3,170,488
NRG Energy, Inc.
2.001%, 02/01/2013	123,747	123,217
3.776%, 08/31/2015	493,559	496,644
3.784%, 08/31/2015	587,971	591,646

		4,381,995

TOTAL TERM LOANS (Cost $35,559,715)		$28,448,776

COMMON STOCKS - 1.98%
Consumer Discretionary - 1.37%
Charter
Communications, Inc., Class A (I) (L)	254,414	$11,644,529
Citadel Broadcasting Corp., Class A (I)	1,441	50,075

		11,694,604
Energy - 0.11%
SemGroup Corp., Class A (I)	27,952	897,539
Industrials - 0.04%
Nortek, Inc. (I)	8,230	366,235
Materials - 0.46%
LyondellBasell Industries, Class A (I)	103,770	3,951,562
Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	632

TOTAL COMMON STOCKS (Cost $9,338,345)		$16,910,572

PREFERRED SECURITIES - 2.41%
Financials - 2.41%
Banesto Holdings, Ltd., Series A (S)	65,250	$1,633,292
Bank of America Corp., 8.000%	560,000	591,186
Bank of America Corp., Series L	9,380	9,417,520
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	306,875	8,162,875
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	28,350	766,868

		20,571,741
Information Technology - 0.00%
CMP Susquehanna Radio
Holdings Corp., Series A (I) (S)	44,870	0

TOTAL PREFERRED SECURITIES (Cost $19,686,544)		$20,571,741

WARRANTS - 0.04%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	4,996	0

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	$51,462
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	51,274	0
Nortek, Inc. (Expiration Date:
12/17/2014; Strike Price: $52.80) (I)	12,027	90,203
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	228,028

TOTAL WARRANTS (Cost $171,865)		$369,693

SECURITIES LENDING COLLATERAL - 0.74%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	632,863	6,333,316

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,333,295)		$6,333,316

SHORT-TERM INVESTMENTS - 2.02%
Repurchase Agreement - 2.00%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/28/2011 at 0.160%
to be repurchased at $17,100,076 on
03/01/2011, collateralized by
$17,457,000 Federal National Mortgage
Association, 1.000% due 09/20/2013,
(valued at $17,441,999)	$17,100,000	$17,100,000
Short-Term Securities* - 0.02%
Federal National Mortgage Association
Discount Notes, 0.200% 05/09/2011 (F)	123,000	122,944

TOTAL SHORT-TERM INVESTMENTS (Cost $17,222,944)		$17,222,944

Total Investments (High Yield Fund)
(Cost $817,359,179) - 99.24%		$847,057,270
Other assets and liabilities, net - 0.76%		6,500,291

TOTAL NET ASSETS - 100.00%		$853,557,561

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.47%
Consumer Discretionary - 10.17%
Auto Components - 0.25%
Johnson Controls, Inc.	122,007	$4,977,886
The Goodyear Tire & Rubber Company (I)	43,981	623,651

		5,601,537
Automobiles - 0.53%
Ford Motor Company (I)(L)	677,837	10,201,447
Harley-Davidson, Inc.	42,636	1,740,402

		11,941,849
Distributors - 0.07%
Genuine Parts Company	28,536	1,503,562
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	22,970	1,039,622
DeVry, Inc.	11,280	611,940
H&R Block, Inc. (L)	55,854	848,422

		2,499,984

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.56%
Carnival Corp.	77,915	$3,324,633
Darden Restaurants, Inc.	25,067	1,181,408
International Game Technology	53,969	888,330
Marriott International, Inc., Class A	52,060	2,041,273
McDonald’s Corp.	191,141	14,465,551
Starbucks Corp.	134,079	4,421,925
Starwood Hotels &
Resorts Worldwide, Inc. (L)	34,492	2,107,461
Wyndham Worldwide Corp.	31,655	990,168
Wynn Resorts, Ltd.	13,679	1,681,559
Yum! Brands, Inc.	84,775	4,266,726

		35,369,034
Household Durables - 0.39%
D.R. Horton, Inc. (L)	50,713	600,442
Fortune Brands, Inc.	27,583	1,706,284
Harman International Industries, Inc.	12,591	612,426
Leggett & Platt, Inc. (L)	26,513	611,390
Lennar Corp., Class A (L)	28,794	580,487
Newell Rubbermaid, Inc.	52,520	1,015,737
Pulte Group, Inc. (I)(L)	60,971	420,700
Stanley Black & Decker, Inc.	29,993	2,274,369
Whirlpool Corp. (L)	13,760	1,135,200

		8,957,035
Internet & Catalog Retail - 0.77%
Amazon.com, Inc. (I)	64,150	11,116,554
Expedia, Inc.	36,592	726,717
Netflix, Inc. (I)(L)	7,847	1,621,739
priceline.com, Inc. (I)	8,882	4,031,362

		17,496,372
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	24,640	1,106,336
Mattel, Inc.	64,918	1,626,845

		2,733,181
Media - 3.27%
Cablevision Systems Corp., Class A	43,427	1,600,285
CBS Corp., Class B	123,245	2,940,626
Comcast Corp., Class A	504,782	13,003,184
DIRECTV, Class A (I)	150,836	6,933,931
Discovery
Communications, Inc., Series A (I)(L)	51,438	2,217,492
Gannett Company, Inc. (L)	43,191	713,083
News Corp., Class A	413,159	7,176,572
Omnicom Group, Inc.	54,500	2,774,050
Scripps Networks Interactive, Inc., Class A	16,297	846,466
The Interpublic Group of Companies, Inc. (I)	88,499	1,168,187
The McGraw-Hill Companies, Inc.	55,542	2,148,365
The Walt Disney Company	342,584	14,984,624
The Washington Post Company, Class B (L)	993	430,058
Time Warner Cable, Inc.	64,359	4,645,433
Time Warner, Inc.	200,692	7,666,434
Viacom, Inc., Class B	109,372	4,884,554

		74,133,344
Multiline Retail - 0.74%
Big Lots, Inc. (I)	13,678	561,208
Family Dollar Stores, Inc.	22,791	1,141,373
J.C. Penney Company, Inc.	42,807	1,496,533
Kohl’s Corp.	55,721	3,002,805
Macy’s, Inc.	76,615	1,831,099
Nordstrom, Inc.	30,452	1,378,258
Sears Holdings Corp. (I)(L)	7,961	663,231

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Target Corp.	128,105	$6,731,918

		16,806,425
Specialty Retail - 1.83%
Abercrombie & Fitch Company, Class A	15,893	911,781
AutoNation, Inc. (I)(L)	11,514	387,331
AutoZone, Inc. (I)	4,928	1,271,178
Bed Bath & Beyond, Inc. (I)	46,878	2,257,176
Best Buy Company, Inc.	59,741	1,926,050
CarMax, Inc. (I)	40,680	1,438,852
GameStop Corp., Class A (I)(L)	27,385	546,331
Home Depot, Inc.	296,492	11,109,555
Limited Brands, Inc.	47,851	1,532,189
Lowe’s Companies, Inc.	249,668	6,533,812
O’Reilly Automotive, Inc. (I)	25,263	1,404,118
RadioShack Corp. (L)	20,607	304,984
Ross Stores, Inc.	21,808	1,571,048
Staples, Inc.	130,839	2,786,871
The Gap, Inc.	79,553	1,792,329
Tiffany & Company (L)	22,860	1,407,033
TJX Companies, Inc.	71,608	3,571,091
Urban Outfitters, Inc. (I)	23,312	894,715

		41,646,444
Textiles, Apparel & Luxury Goods - 0.53%
Coach, Inc.	53,620	2,944,810
NIKE, Inc., Class B	69,165	6,157,760
Polo Ralph Lauren Corp.	11,695	1,481,873
VF Corp. (L)	15,698	1,501,828

		12,086,271

		230,775,038
Consumer Staples - 9.75%
Beverages - 2.27%
Brown Forman Corp., Class B (L)	18,789	1,299,259
Coca-Cola Enterprises, Inc.	61,293	1,612,006
Constellation Brands, Inc., Class A (I)(L)	32,255	655,422
Dr. Pepper Snapple Group, Inc.	41,085	1,481,525
Molson Coors Brewing Company	28,611	1,308,381
PepsiCo, Inc.	286,726	18,184,163
The Coca-Cola Company	420,098	26,852,664

		51,393,420
Food & Staples Retailing - 2.14%
Costco Wholesale Corp.	78,217	5,849,849
CVS Caremark Corp.	245,831	8,127,173
Safeway, Inc.	67,446	1,471,672
SUPERVALU, Inc. (L)	38,407	331,452
Sysco Corp.	105,853	2,941,655
The Kroger Company	115,377	2,642,133
Wal-Mart Stores, Inc.	354,436	18,423,583
Walgreen Company	167,488	7,258,930
Whole Foods Market, Inc.	26,597	1,557,520

		48,603,967
Food Products - 1.65%
Archer-Daniels-Midland Company	115,587	4,297,525
Campbell Soup Company (L)	34,649	1,166,285
ConAgra Foods, Inc.	79,598	1,843,490
Dean Foods Company (I)	32,967	348,132
General Mills, Inc.	115,842	4,302,372
H.J. Heinz Company	58,029	2,914,216
Hormel Foods Corp.	25,076	687,082
Kellogg Company	45,965	2,461,885
Kraft Foods, Inc., Class A	316,023	10,062,172
McCormick & Company, Inc., Class B	24,052	1,146,078

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Mead Johnson Nutrition Company	37,031	$2,216,305
Sara Lee Corp.	115,655	1,980,014
The Hershey Company	27,960	1,462,867
The J.M. Smucker Company	21,636	1,489,422
Tyson Foods, Inc., Class A	53,986	1,005,759

		37,383,604
Household Products - 2.00%
Clorox Company (L)	25,227	1,709,382
Colgate-Palmolive Company	87,326	6,856,838
Kimberly-Clark Corp.	73,777	4,861,904
The Procter & Gamble Company	506,424	31,930,032

		45,358,156
Personal Products - 0.18%
Avon Products, Inc.	77,659	2,159,697
The Estee Lauder Companies, Inc., Class A	20,544	1,939,559

		4,099,256
Tobacco - 1.51%
Altria Group, Inc.	377,726	9,582,909
Lorillard, Inc.	27,067	2,077,934
Philip Morris International, Inc.	328,256	20,607,912
Reynolds American, Inc.	61,224	2,101,208

		34,369,963

		221,208,366
Energy - 12.64%
Energy Equipment & Services - 2.36%
Baker Hughes, Inc.	78,047	5,545,239
Cameron International Corp. (I)	43,850	2,592,851
Diamond Offshore Drilling, Inc. (L)	12,585	984,525
FMC Technologies, Inc. (I)	21,658	2,036,935
Halliburton Company	164,551	7,724,024
Helmerich & Payne, Inc.	19,157	1,245,013
Nabors Industries, Ltd. (I)	51,647	1,470,390
National Oilwell Varco, Inc.	75,919	6,040,875
Noble Corp.	44,243	1,978,105
Rowan Companies, Inc. (I)	22,835	974,369
Schlumberger, Ltd.	246,841	23,059,886

		53,652,212
Oil, Gas & Consumable Fuels - 10.28%
Anadarko Petroleum Corp.	89,661	7,336,960
Apache Corp.	69,142	8,616,476
Cabot Oil & Gas Corp.	18,853	860,828
Chesapeake Energy Corp.	118,304	4,212,805
Chevron Corp.	364,084	37,773,714
ConocoPhillips	265,809	20,698,547
CONSOL Energy, Inc.	40,879	2,072,974
Denbury Resources, Inc. (I)	72,286	1,751,490
Devon Energy Corp.	78,139	7,145,030
El Paso Corp.	127,450	2,370,570
EOG Resources, Inc.	45,956	5,161,318
EQT Corp.	26,999	1,331,051
Exxon Mobil Corp.	912,290	78,028,163
Hess Corp.	54,280	4,723,988
Marathon Oil Corp.	128,484	6,372,806
Massey Energy Company	18,485	1,170,655
Murphy Oil Corp.	34,803	2,559,065
Newfield Exploration Company (I)	24,221	1,763,047
Noble Energy, Inc.	31,678	2,935,283
Occidental Petroleum Corp.	147,011	14,990,712
Peabody Energy Corp.	48,782	3,194,733
Pioneer Natural Resources Company (L)	21,000	2,149,140
QEP Resources, Inc.	31,773	1,256,622

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (L)	28,972	$1,573,180
Southwestern Energy Company (I)	62,739	2,476,936
Spectra Energy Corp.	117,320	3,138,310
Sunoco, Inc.	21,829	913,762
Tesoro Corp. (I)(L)	25,836	614,380
The Williams Companies, Inc.	105,851	3,213,636
Valero Energy Corp.	102,521	2,889,042

		233,295,223

		286,947,435
Financials - 15.42%
Capital Markets - 2.37%
Ameriprise Financial, Inc.	44,861	2,840,599
E*TRADE Financial Corp. (I)	35,964	574,705
Federated Investors, Inc., Class B (L)	16,603	457,579
Franklin Resources, Inc.	26,341	3,308,956
Invesco, Ltd.	83,594	2,243,663
Janus Capital Group, Inc. (L)	33,247	446,507
Legg Mason, Inc.	27,681	1,003,436
Morgan Stanley	273,706	8,123,594
Northern Trust Corp.	43,829	2,260,262
State Street Corp.	90,860	4,063,259
T. Rowe Price Group, Inc.	46,411	3,108,609
The Bank of New York Mellon Corp.	224,420	6,820,124
The Charles Schwab Corp.	179,399	3,403,199
The Goldman Sachs Group, Inc.	92,493	15,148,504

		53,802,996
Commercial Banks - 2.80%
BB&T Corp. (L)	125,456	3,462,586
Comerica, Inc.	31,921	1,241,727
Fifth Third Bancorp	144,170	2,104,882
First Horizon National Corp. (I)(L)	42,877	493,086
Huntington Bancshares, Inc.	129,783	887,716
KeyCorp	159,370	1,456,642
M&T Bank Corp.	21,597	1,901,616
Marshall & Ilsley Corp.	95,523	742,214
PNC Financial Services Group, Inc.	95,122	5,869,027
Regions Financial Corp.	227,382	1,737,198
SunTrust Banks, Inc.	90,511	2,730,717
U.S. Bancorp	347,092	9,624,861
Wells Fargo & Company	949,594	30,633,901
Zions Bancorporation (L)	32,197	752,122

		63,638,295
Consumer Finance - 0.70%
American Express Company	189,471	8,255,251
Capital One Financial Corp.	82,697	4,115,830
Discover Financial Services	98,495	2,142,266
SLM Corp. (I)	87,933	1,303,167

		15,816,514
Diversified Financial Services - 4.14%
Bank of America Corp.	1,824,584	26,073,305
Citigroup, Inc. (I)	5,255,698	24,596,667
CME Group, Inc.	12,124	3,773,959
IntercontinentalExchange, Inc. (I)	13,234	1,696,599
JPMorgan Chase & Company	707,241	33,021,081
Leucadia National Corp.	35,681	1,182,112
Moody’s Corp. (L)	36,904	1,177,238
NYSE Euronext	47,177	1,745,549
The NASDAQ OMX Group, Inc. (I)	25,413	727,066

		93,993,576
Insurance - 3.80%
ACE, Ltd.	61,402	3,883,677

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aflac, Inc.	85,239	$5,017,168
American International Group, Inc. (I)(L)	25,333	938,841
AON Corp.	59,688	3,141,976
Assurant, Inc.	19,288	783,671
Berkshire Hathaway, Inc., Class B (I)	313,064	27,324,226
Chubb Corp.	55,168	3,347,594
Cincinnati Financial Corp. (L)	29,450	1,002,773
Genworth Financial, Inc., Class A (I)	88,592	1,172,072
Hartford Financial Services Group, Inc.	80,443	2,381,113
Lincoln National Corp.	57,344	1,818,952
Loews Corp.	57,228	2,475,111
Marsh & McLennan Companies, Inc.	98,321	2,992,891
MetLife, Inc.	163,964	7,765,335
Principal Financial Group, Inc.	57,991	1,986,772
Prudential Financial, Inc.	87,808	5,780,401
The Allstate Corp.	97,416	3,095,880
The Progressive Corp.	126,118	2,627,038
The Travelers Companies, Inc.	83,050	4,977,187
Torchmark Corp.	14,484	945,081
Unum Group	57,377	1,522,212
XL Group PLC	58,477	1,365,438

		86,345,409
Real Estate Investment Trusts - 1.46%
Apartment Investment & Management
Company, Class A	21,186	543,421
AvalonBay Communities, Inc.	15,418	1,866,041
Boston Properties, Inc.	25,348	2,431,380
Equity Residential	51,462	2,836,071
HCP, Inc.	58,677	2,229,726
Health Care REIT, Inc. (L)	26,256	1,371,088
Host Hotels & Resorts, Inc. (L)	120,481	2,216,850
Kimco Realty Corp.	73,476	1,423,965
Plum Creek Timber Company, Inc. (L)	29,255	1,227,540
ProLogis	102,948	1,673,934
Public Storage	25,255	2,834,874
Simon Property Group, Inc.	52,991	5,831,130
Ventas, Inc.	28,439	1,576,089
Vornado Realty Trust	29,413	2,745,115
Weyerhaeuser Company	96,971	2,367,062

		33,174,286
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	52,575	1,316,478
Thrifts & Mortgage Finance - 0.09%
Hudson City Bancorp, Inc.	95,337	1,096,376
People’s United Financial, Inc. (L)	66,750	879,765

		1,976,141

		350,063,695
Health Care - 10.46%
Biotechnology - 1.16%
Amgen, Inc. (I)	170,934	8,774,042
Biogen Idec, Inc. (I)	43,113	2,948,929
Celgene Corp. (I)	85,147	4,521,306
Cephalon, Inc. (I)(L)	13,614	766,604
Genzyme Corp. (I)	46,856	3,535,285
Gilead Sciences, Inc. (I)	146,882	5,725,460

		26,271,626
Health Care Equipment & Supplies - 1.75%
Baxter International, Inc.	105,426	5,603,392
Becton, Dickinson & Company	41,604	3,328,320
Boston Scientific Corp. (I)(L)	275,009	1,969,064
C.R. Bard, Inc. (L)	16,808	1,643,150

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
CareFusion Corp. (I)	40,255	$1,099,767
Covidien PLC	86,611	4,456,136
DENTSPLY International, Inc.	25,709	960,745
Intuitive Surgical, Inc. (I)	7,109	2,331,397
Medtronic, Inc.	195,371	7,799,210
St. Jude Medical, Inc. (I)	62,025	2,969,757
Stryker Corp. (L)	61,803	3,909,658
Varian Medical Systems, Inc. (I)(L)	21,527	1,491,391
Zimmer Holdings, Inc. (I)	35,721	2,226,847

		39,788,834
Health Care Providers & Services - 1.97%
Aetna, Inc.	72,386	2,704,341
AmerisourceBergen Corp.	49,997	1,895,386
Cardinal Health, Inc.	63,133	2,628,858
CIGNA Corp.	49,015	2,062,061
Coventry Health Care, Inc. (I)	26,865	811,323
DaVita, Inc. (I)	17,585	1,395,721
Express Scripts, Inc. (I)	95,352	5,360,689
Humana, Inc. (I)	30,452	1,979,685
Laboratory Corp. of America Holdings (I)	18,399	1,658,302
McKesson Corp.	45,784	3,629,756
Medco Health Solutions, Inc. (I)	76,782	4,732,842
Patterson Companies, Inc. (L)	17,507	584,384
Quest Diagnostics, Inc.	25,588	1,452,119
Tenet Healthcare Corp. (I)	87,841	630,698
UnitedHealth Group, Inc.	198,999	8,473,377
WellPoint, Inc.	71,211	4,733,395

		44,732,937
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	12,891	1,294,901
Life Sciences Tools & Services - 0.46%
Agilent Technologies, Inc. (I)	62,708	2,638,753
Life Technologies Corp. (I)	33,782	1,802,945
PerkinElmer, Inc.	21,346	565,669
Thermo Fisher Scientific, Inc. (I)	71,911	4,014,072
Waters Corp. (I)	16,523	1,372,235

		10,393,674
Pharmaceuticals - 5.06%
Abbott Laboratories	279,666	13,451,935
Allergan, Inc.	55,634	4,126,374
Bristol-Myers Squibb Company	309,675	7,992,712
Eli Lilly & Company	183,589	6,344,836
Forest Laboratories, Inc. (I)	51,696	1,674,950
Hospira, Inc. (I)	30,227	1,597,497
Johnson & Johnson	496,847	30,526,279
Merck & Company, Inc.	557,387	18,154,095
Mylan, Inc. (I)	78,738	1,800,738
Pfizer, Inc.	1,449,144	27,881,530
Watson Pharmaceuticals, Inc. (I)	22,671	1,269,349

		114,820,295

		237,302,267
Industrials - 10.69%
Aerospace & Defense - 2.66%
General Dynamics Corp.	68,341	5,202,117
Goodrich Corp.	22,681	1,955,783
Honeywell International, Inc.	141,147	8,173,823
ITT Corp.	33,204	1,923,508
L-3 Communications Holdings, Inc.	20,477	1,623,621
Lockheed Martin Corp. (L)	53,426	4,229,202
Northrop Grumman Corp.	52,826	3,522,438
Precision Castparts Corp.	25,802	3,657,434

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Company	65,953	$3,377,453
Rockwell Collins, Inc.	28,377	1,828,614
Textron, Inc. (L)	49,734	1,347,294
The Boeing Company	132,718	9,557,023
United Technologies Corp.	167,061	13,956,276

		60,354,586
Air Freight & Logistics - 0.98%
C.H. Robinson Worldwide, Inc.	30,029	2,173,799
Expeditors International of Washington, Inc.	38,414	1,836,189
FedEx Corp.	56,924	5,124,298
United Parcel Service, Inc., Class B	178,916	13,204,001

		22,338,287
Airlines - 0.07%
Southwest Airlines Company	135,050	1,597,642
Building Products - 0.04%
Masco Corp.	64,904	882,045
Commercial Services & Supplies - 0.45%
Avery Dennison Corp.	19,533	779,757
Cintas Corp.	22,869	643,076
Iron Mountain, Inc.	36,207	941,382
Pitney Bowes, Inc.	36,790	926,372
R.R. Donnelley & Sons Company (L)	37,349	695,438
Republic Services, Inc.	55,613	1,646,701
Stericycle, Inc. (I)(L)	15,474	1,337,263
Waste Management, Inc. (L)	86,081	3,190,162

		10,160,151
Construction & Engineering - 0.19%
Fluor Corp.	32,364	2,290,077
Jacobs Engineering Group, Inc. (I)	22,814	1,142,069
Quanta Services, Inc. (I)	38,989	889,339

		4,321,485
Electrical Equipment - 0.52%
Emerson Electric Company	136,169	8,123,843
Rockwell Automation, Inc.	25,652	2,250,450
Roper Industries, Inc.	17,128	1,440,979

		11,815,272
Industrial Conglomerates - 2.48%
3M Company	129,331	11,928,198
General Electric Company	1,927,629	40,325,998
Tyco International, Ltd.	88,549	4,014,812

		56,269,008
Machinery - 2.25%
Caterpillar, Inc.	114,829	11,819,349
Cummins, Inc.	35,787	3,618,781
Danaher Corp.	97,016	4,909,010
Deere & Company	76,684	6,913,063
Dover Corp.	33,794	2,171,265
Eaton Corp.	30,448	3,373,029
Flowserve Corp.	10,101	1,262,322
Illinois Tool Works, Inc.	89,723	4,854,014
Ingersoll-Rand PLC	58,619	2,655,441
Joy Global, Inc.	18,686	1,819,643
PACCAR, Inc.	65,997	3,308,430
Pall Corp.	20,839	1,132,808
Parker Hannifin Corp.	29,180	2,602,272
Snap-On, Inc.	10,518	604,049

		51,043,476
Professional Services - 0.10%
Dun & Bradstreet Corp.	9,012	728,170

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Equifax, Inc.	22,325	$798,119
Robert Half International, Inc. (L)	26,623	849,274

		2,375,563
Road & Rail - 0.81%
CSX Corp.	67,697	5,054,258
Norfolk Southern Corp.	65,741	4,311,295
Ryder Systems, Inc.	9,360	447,689
Union Pacific Corp.	89,219	8,512,385

		18,325,627
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	26,692	1,658,374
WW Grainger, Inc.	10,495	1,398,039

		3,056,413

		242,539,555
Information Technology - 18.01%
Communications Equipment - 2.13%
Cisco Systems, Inc. (I)	1,002,786	18,611,708
F5 Networks, Inc. (I)	14,627	1,726,132
Harris Corp.	23,208	1,082,885
JDS Uniphase Corp. (I)	40,283	993,782
Juniper Networks, Inc. (I)	94,657	4,164,908
Motorola Mobility Holdings, Inc. (I)	53,131	1,604,556
Motorola Solutions, Inc. (I)	60,721	2,346,259
QUALCOMM, Inc.	292,673	17,437,457
Tellabs, Inc.	66,748	359,772

		48,327,459
Computers & Peripherals - 4.35%
Apple, Inc. (I)	165,957	58,617,671
Dell, Inc. (I)	303,826	4,809,566
EMC Corp. (I)	372,763	10,142,881
Hewlett-Packard Company	410,275	17,900,298
Lexmark International, Inc., Class A (I)	14,216	533,526
NetApp, Inc. (I)	65,388	3,377,944
SanDisk Corp. (I)	42,426	2,104,330
Western Digital Corp. (I)	41,518	1,269,620

		98,755,836
Electronic Equipment, Instruments & Components - 0.47%
Amphenol Corp., Class A	31,591	1,815,851
Corning, Inc.	282,726	6,519,662
FLIR Systems, Inc. (L)	28,625	924,588
Jabil Circuit, Inc.	35,433	759,329
Molex, Inc. (L)	24,923	696,099

		10,715,529
Internet Software & Services - 1.82%
Akamai Technologies, Inc. (I)	32,989	1,238,077
eBay, Inc. (I)	207,566	6,954,499
Google, Inc., Class A (I)	45,125	27,679,674
Monster Worldwide, Inc. (I)(L)	23,503	403,076
VeriSign, Inc.	33,860	1,194,919
Yahoo!, Inc. (I)	235,827	3,867,563

		41,337,808
IT Services - 2.99%
Automatic Data Processing, Inc.	89,232	4,461,600
Cognizant Technology
Solutions Corp., Class A (I)	54,905	4,220,547
Computer Sciences Corp.	27,951	1,345,282
Fidelity National Information Services, Inc.	47,914	1,551,934
Fiserv, Inc. (I)	26,906	1,702,343
International Business Machines Corp.	224,765	36,384,957

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	17,522	$4,215,092
Paychex, Inc.	58,243	1,958,712
SAIC, Inc. (I)	53,159	868,618
Teradata Corp. (I)	30,289	1,448,420
The Western Union Company	118,658	2,609,289
Total Systems Services, Inc. (L)	29,533	524,211
Visa, Inc., Class A	88,161	6,440,161

		67,731,166
Office Electronics - 0.12%
Xerox Corp.	250,969	2,697,917
Semiconductors & Semiconductor Equipment - 2.49%
Advanced Micro Devices, Inc. (I)(L)	103,608	954,230
Altera Corp.	56,548	2,367,099
Analog Devices, Inc.	54,032	2,154,796
Applied Materials, Inc.	241,719	3,971,443
Broadcom Corp., Class A	82,392	3,396,198
First Solar, Inc. (I)(L)	9,758	1,438,232
Intel Corp.	1,009,161	21,666,687
KLA-Tencor Corp.	30,225	1,475,585
Linear Technology Corp. (L)	40,779	1,409,322
LSI Corp. (I)	111,544	701,612
MEMC Electronic Materials, Inc. (I)	41,172	558,704
Microchip Technology, Inc. (L)	33,799	1,247,521
Micron Technology, Inc. (I)(L)	154,793	1,722,846
National Semiconductor Corp. (L)	43,367	672,189
Novellus Systems, Inc. (I)	16,317	652,027
NVIDIA Corp. (I)	105,113	2,381,861
Teradyne, Inc. (I)(L)	32,830	611,623
Texas Instruments, Inc.	212,427	7,564,525
Xilinx, Inc. (L)	46,860	1,558,095

		56,504,595
Software - 3.64%
Adobe Systems, Inc. (I)	92,036	3,175,242
Autodesk, Inc. (I)	41,149	1,730,315
BMC Software, Inc. (I)	32,145	1,591,178
CA, Inc.	69,422	1,720,277
Citrix Systems, Inc. (I)	33,972	2,383,476
Compuware Corp. (I)	39,627	446,200
Electronic Arts, Inc. (I)(L)	60,035	1,128,658
Intuit, Inc. (I)	50,576	2,659,286
McAfee, Inc. (I)	27,887	1,337,182
Microsoft Corp.	1,362,107	36,204,803
Novell, Inc. (I)	63,598	373,956
Oracle Corp.	700,311	23,040,232
Red Hat, Inc. (I)	34,479	1,423,293
Salesforce.com, Inc. (I)	21,395	2,829,917
Symantec Corp. (I)	140,439	2,532,115

		82,576,130

		408,646,440
Materials - 3.49%
Chemicals - 2.03%
Air Products & Chemicals, Inc.	38,766	3,566,472
Airgas, Inc.	13,537	847,145
CF Industries Holdings, Inc.	12,869	1,818,132
E.I. du Pont de Nemours & Company	165,159	9,062,274
Eastman Chemical Company	13,049	1,218,907
Ecolab, Inc.	41,998	2,042,783
FMC Corp.	13,122	1,016,168
International Flavors & Fragrances, Inc.	14,457	823,326
Monsanto Company	97,043	6,976,421
PPG Industries, Inc.	29,493	2,606,591
Praxair, Inc.	55,411	5,506,745

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sigma-Aldrich Corp. (L)	21,965	$1,403,344
The Dow Chemical Company	209,987	7,803,117
The Sherwin-Williams Company	16,208	1,331,001

		46,022,426
Construction Materials - 0.05%
Vulcan Materials Company (L)	23,223	1,064,775
Containers & Packaging - 0.15%
Ball Corp.	31,958	1,153,684
Bemis Company, Inc.	19,574	643,006
Owens-Illinois, Inc. (I)	29,610	902,809
Sealed Air Corp.	28,894	795,163

		3,494,662
Metals & Mining - 1.13%
AK Steel Holding Corp. (L)	19,911	318,178
Alcoa, Inc.	184,887	3,115,346
Allegheny Technologies, Inc. (L)	17,846	1,197,110
Cliffs Natural Resources, Inc.	24,521	2,380,253
Freeport-McMoRan Copper & Gold, Inc.	171,916	9,102,952
Newmont Mining Corp.	89,204	4,930,305
Nucor Corp.	57,131	2,740,003
Titanium Metals Corp. (I)	16,310	309,727
United States Steel Corp. (L)	25,992	1,494,280

		25,588,154
Paper & Forest Products - 0.13%
International Paper Company	79,122	2,198,009
MeadWestvaco Corp.	30,441	893,443

		3,091,452

		79,261,469
Telecommunication Services - 2.78%
Diversified Telecommunication Services - 2.48%
AT&T, Inc.	1,069,225	30,344,605
CenturyLink, Inc. (L)	54,861	2,259,176
Frontier Communications Corp.	179,808	1,526,570
Qwest Communications International, Inc.	315,285	2,150,244
Verizon Communications, Inc.	511,416	18,881,479
Windstream Corp.	87,469	1,096,861

		56,258,935
Wireless Telecommunication Services - 0.30%
American Tower Corp., Class A (I)	72,201	3,895,966
MetroPCS Communications, Inc. (I)(L)	47,412	682,733
Sprint Nextel Corp. (I)	540,335	2,361,264

		6,939,963

		63,198,898
Utilities - 3.06%
Electric Utilities - 1.64%
American Electric Power Company, Inc.	86,890	3,108,924
Duke Energy Corp.	239,635	4,311,034
Edison International	58,986	2,189,560
Entergy Corp.	32,731	2,330,447
Exelon Corp.	119,670	4,997,419
FirstEnergy Corp. (L)	75,670	2,898,161
Nextera Energy, Inc.	75,233	4,173,175
Northeast Utilities	31,891	1,085,570
Pepco Holdings, Inc.	40,533	759,183
Pinnacle West Capital Corp.	19,668	830,580
PPL Corp.	87,395	2,222,455
Progress Energy, Inc.	52,970	2,421,259
Southern Company	151,731	5,782,468

		37,110,235

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.07%
Nicor, Inc.	8,237	$434,419
ONEOK, Inc.	19,266	1,244,006

		1,678,425
Independent Power Producers & Energy Traders - 0.15%
Constellation Energy Group, Inc.	36,148	1,123,118
NRG Energy, Inc. (I)	44,723	894,013
The AES Corp. (I)	119,769	1,481,543

		3,498,674
Multi-Utilities - 1.20%
Ameren Corp.	43,389	1,213,156
CenterPoint Energy, Inc.	76,559	1,214,226
CMS Energy Corp.	44,248	852,216
Consolidated Edison, Inc. (L)	52,563	2,627,099
Dominion Resources, Inc.	105,025	4,792,291
DTE Energy Company	30,559	1,438,718
Integrys Energy Group, Inc.	14,035	687,294
NiSource, Inc. (L)	50,324	964,208
PG&E Corp.	70,932	3,267,128
Public Service Enterprise Group, Inc.	91,533	2,993,129
SCANA Corp.	20,485	829,233
Sempra Energy	43,431	2,311,832
TECO Energy, Inc.	38,845	703,483
Wisconsin Energy Corp.	21,163	1,252,850
Xcel Energy, Inc.	83,216	1,992,191

		27,139,054

		69,426,388

TOTAL COMMON STOCKS (Cost $1,522,586,543)		$2,189,369,551

SECURITIES LENDING COLLATERAL - 2.83%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	6,427,662	64,324,186

TOTAL SECURITIES LENDING
COLLATERAL (Cost $64,322,017)		$64,324,186

SHORT-TERM INVESTMENTS - 3.33%
Short-Term Securities* - 3.33%
Federal Home Loan Bank Discount Notes,
0.100%, 03/11/2011	$30,000,000	$29,999,167
Federal Home Loan Bank Discount Notes,
0.120%, 03/01/2011	7,530,000	7,530,000
Federal Home Loan Bank Discount Notes,
0.120%, 03/25/2011	33,000,000	32,997,360
Federal Home Loan Bank Discount Notes,
0.140%, 03/16/2011	5,000,000	4,999,708

		75,526,235

TOTAL SHORT-TERM INVESTMENTS (Cost $75,526,235)		$75,526,235

Total Investments (Index 500 Fund)
(Cost $1,662,434,795) - 102.63%		$2,329,219,972
Other assets and liabilities, net - (2.63%)		(59,657,118)

TOTAL NET ASSETS - 100.00%		$2,269,562,854

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.01%
Australia - 5.44%
AGL Energy, Ltd.	11,918	$177,712
Alumina, Ltd.	70,857	173,370
Amcor, Ltd.	31,478	222,653
AMP, Ltd. (L)	54,340	294,525
Asciano Group	70,683	127,133
Australia & New Zealand Banking Group, Ltd.	69,335	1,710,575
Australian Stock Exchange, Ltd.	4,362	162,434
AXA Asia Pacific Holdings, Ltd.	29,931	193,123
Bendigo and Adelaide Bank, Ltd.	9,104	87,020
BHP Billiton, Ltd.	89,776	4,241,431
Billabong International, Ltd.	4,920	42,593
BlueScope Steel, Ltd.	45,278	96,572
Boral, Ltd.	16,521	92,968
Brambles, Ltd.	39,967	289,379
Caltex Australia, Ltd.	3,106	50,072
CFS Gandel Retail Trust	66,856	128,194
Coca-Cola Amatil, Ltd.	13,557	164,109
Cochlear, Ltd.	1,479	116,894
Commonwealth Bank of Australia	41,860	2,272,970
Computershare, Ltd.	10,551	103,405
Crown, Ltd.	11,735	100,369
CSL, Ltd.	14,236	517,303
Csr, Ltd. (I)	11,078	39,368
Dart Energy, Ltd. (I)	10,023	10,434
Dexus Property Group	117,928	103,005
Duluxgroup, Ltd.	11,759	33,376
Fortescue Metals Group, Ltd.	31,662	216,404
Foster’s Group, Ltd.	49,633	289,864
General Property Trust, Ltd.	41,362	130,929
Goodman Fielder, Ltd.	27,646	35,190
Goodman Group	163,559	117,108
Harvey Norman Holding, Ltd.	11,715	36,408
Incitec Pivot, Ltd.	41,761	187,981
James Hardie Industries, Ltd. (I)	10,488	71,185
John Fairfax Holdings, Ltd. (L)	52,429	70,109
Leighton Holdings, Ltd. (L)	3,498	110,567
Lend Lease Corp.	14,037	131,055
MacArthur Coal, Ltd.	5,843	70,675
Macquarie Airports, Ltd.	9,706	30,634
Macquarie Group, Ltd.	9,117	354,081
Metcash, Ltd.	17,690	73,314
Mirvac Group, Ltd.	90,112	119,677
National Australia Bank, Ltd.	57,452	1,516,295
Newcrest Mining, Ltd.	20,172	782,203
NRMA Insurance Group, Ltd. (I)	53,126	197,994
OneSteel, Ltd.	32,474	89,960
Orica, Ltd.	9,374	247,640
Origin Energy, Ltd.	24,399	415,822
Oxiana, Ltd.	71,949	119,883
Paladin Resources, Ltd. (I)(L)	14,622	74,348
Qantas Airways, Ltd. (I)	24,543	58,550
QBE Insurance Group, Ltd. (L)	27,306	506,768
QR National, Ltd. (I)	48,974	159,946
Ramsay Health Care, Ltd.	4,322	78,532
Rio Tinto, Ltd.	11,877	1,036,630
Santos, Ltd.	21,421	313,543
Sims Group, Ltd.	3,458	66,104
Sonic Healthcare, Ltd.	8,985	103,862
SP Ausnet	18,379	16,350
Stockland (I)	60,551	234,881
Suncorp-Metway, Ltd.	36,243	312,533
TABCORP Holdings, Ltd.	18,279	141,947
Tattersall’s, Ltd.	31,297	77,719
Telstra Corp., Ltd.	109,888	312,932
Toll Holdings, Ltd.	16,481	101,020

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Transurban Group, Ltd.	35,060	$190,829
Wesfarmers, Ltd.	4,541	154,721
Wesfarmers, Ltd.	27,442	925,620
Westfield Group	60,403	601,715
Westfield Retail Trust (I)	81,585	222,261
Westpac Banking Corp.	80,345	1,934,781
Woodside Petroleum, Ltd. (L)	16,345	712,136
Woolworths, Ltd.	32,349	887,588
WorleyParsons, Ltd.	5,693	175,983

		26,367,264
Austria - 0.24%
Erste Group Bank AG	5,367	283,425
Immoeast AG (I)	14,582	0
Immofinanz AG (I)(L)	30,022	132,647
Oesterreichische Elektrizitaets
AG, Class A (L)	2,358	90,143
OMV AG	4,283	182,297
Raiffeisen International Bank Holding AG	1,541	92,565
Telekom Austria AG	10,175	145,381
Voestalpine AG	3,298	152,607
Wiener Staedtische Allgemeine
Versicherung AG	1,245	71,538

		1,150,603
Belgium - 0.62%
Ageas	63,923	202,788
Anheuser-Busch InBev NV	19,496	1,089,511
Anheuser-Busch InBev NV, VVPR (I)	9,984	55
Bekaert SA (I)	1,143	124,073
Belgacom SA	4,395	164,713
Colruyt SA	2,276	114,373
Compagnie Nationale A Portefeuille, ADR	1,019	57,110
Delhaize Group SA	2,868	221,794
Dexia SA (I)	18,603	81,273
Groupe Bruxelles Lambert SA	2,303	211,625
KBC Bancassurance Holding NV (I)	4,738	198,289
Mobistar SA	1,016	64,878
Solvay SA	1,745	204,642
UCB SA	3,118	116,016
Umicore	3,377	170,404

		3,021,544
Bermuda - 0.06%
Seadrill, Ltd.	7,828	298,195
Brazil - 1.63%
All America Latina Logistica	13,600	112,720
Anhanguera Educacional Participacoes SA	4,014	89,747
B2W Companhia Global Do Varejo	2,100	32,299
Banco Bradesco Sa (I)	837	16,254
Banco do Brasil SA	15,958	285,341
Banco Santander Brasil SA	17,579	212,262
BM&F Bovespa SA	53,006	360,318
BR Malls Participacoes SA	9,624	91,682
Centrais Eletricas Brasileiras SA	7,700	108,757
Cia de Concessoes Rodoviarias, ADR	5,400	150,595
Cia de Saneamento Basico do Estado de
Sao Paulo	4,279	104,853
Cia Hering	4,600	68,649
Cielo SA (I)	16,611	131,087
Companhia Siderurgica Nacional SA	20,732	332,076
Cosan SA Industria e Comercio (I)	4,738	74,012
CPFL Energia SA	3,700	96,225
Cyrela Brazil Realty SA	10,000	99,471
Diagnosticos da America SA (I)	7,000	84,565

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Duratex SA	5,419	$54,392
Ecorodovias Infraestrutura E Logistica Sa	4,538	34,912
EDP - Energias do Brasil SA	2,700	60,449
Empresa Brasileira de Aeronautica SA (I)	13,400	112,834
Fibria Celulose SA (I)	3,592	51,814
Gafisa SA	12,563	77,320
Hypermarcas SA (I)	8,677	99,088
JBS SA	18,485	69,327
Localiza Rent A Car SA	4,320	61,017
Lojas Renner SA (I)	2,900	88,893
Marfrig Frigorificos e Comercio
de Alimentos SA	2,646	23,076
MMX Mineracao e Metalicos SA (I)	7,493	43,910
MRV Engenharia e Participacoes SA	10,285	81,659
Multiplan Empreendimentos Imobiliarios SA	2,485	48,481
Natura Cosmeticos SA	5,700	144,607
OGX Petroleo e Gas Participacoes SA (I)	33,700	393,957
PDG Realty SA Empreendimentos
e Participacoes	27,788	151,817
Perdigao SA (I)	18,300	317,869
Petroleo Brasileiro SA (I)	78,356	1,535,284
Porto Seguro SA	5,027	80,067
Redecard SA	8,133	105,096
Rossi Residencial SA (I)	6,137	47,582
Souza Cruz SA (I)	2,700	129,499
Tam SA	96	2,014
Tele Norte Leste Participacoes SA	2,500	54,469
Totvs SA	707	66,693
Tractebel Energia SA	5,400	84,385
Ultrapar Participacoes SA (I)	10,000	157,411
Usinas Siderurgicas de Minas Gerais SA (I)	4,400	70,927
Vale Fertilizantes SA	34,906	1,181,156

		7,880,918
Canada - 7.68%
Agnico-Eagle Mines, Ltd.	4,700	330,410
Agrium, Inc.	4,300	407,716
Alimentation Couche Tard, Inc.	2,700	71,394
Arc Resources, Ltd.	3,700	108,157
Athabasca Oil Sands Corp. (I)	4,500	76,424
Bank of Montreal (L)	15,200	969,371
Bank of Nova Scotia	29,100	1,797,128
Barrick Gold Corp.	26,508	1,399,136
Baytex Energy Corp.	3,200	183,953
BCE, Inc.	6,373	236,278
Bombardier, Inc.	41,100	264,397
Bonavista Energy Corp.	1,200	37,882
Brookfield Asset Management, Inc.	13,625	462,230
Brookfield Properties Corp.	7,050	123,650
CAE, Inc. (L)	5,800	74,086
Cameco Corp.	10,900	443,494
Canadian Imperial Bank of Commerce	10,600	896,726
Canadian National Railway Company	12,600	921,575
Canadian Natural Resources, Ltd.	29,300	1,475,631
Canadian Oil Sands, Ltd.	6,400	197,952
Canadian Pacific Railway, Ltd.	4,300	291,845
Canadian Tire Corp., Ltd.	1,800	114,423
Canadian Utilities, Ltd.	2,100	108,702
Cenovus Energy, Inc.	19,800	769,338
Centerra Gold, Inc.	5,000	96,135
CGI Group, Inc. (I)	6,100	121,617
Chorus Aviation, Inc. (I)	415	2,243
CI Financial Corp.	3,400	80,560
Crescent Point Energy Corp.	6,200	299,805
Eldorado Gold Corp.	14,800	252,113

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Empire Company, Ltd.	600	$32,274
Enbridge, Inc.	9,900	591,524
Encana Corp.	20,200	656,596
Enerplus Corp.	4,800	156,715
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	500	193,752
Finning International, Inc.	4,600	130,915
First Quantum Minerals, Ltd.	2,300	299,470
Fortis, Inc. (L)	4,100	139,220
Franco-Nevada Corp.	2,500	85,070
George Weston, Ltd.	1,100	77,092
Gildan Activewear, Inc.	2,700	86,429
Goldcorp, Inc.	21,153	1,010,458
Great-West Lifeco, Inc. (L)	7,100	200,456
Husky Energy, Inc.	6,300	194,340
IAMGOLD Corp.	8,700	184,379
IGM Financial, Inc.	2,800	136,030
Imperial Oil, Ltd.	8,300	432,193
Industrial Alliance Insurance and
Financial Services, Inc.	1,900	77,169
Inmet Mining Corp.	1,100	75,643
Intact Financial Corp.	2,800	142,659
Ivanhoe Mines, Ltd. (I)	8,715	246,860
Kinross Gold Corp.	30,270	479,809
Loblaw Companies, Ltd.	2,500	101,719
Magna International, Inc.	5,700	280,732
Manulife Financial Corp. (C)(L)	47,700	901,417
MEG Energy Corp. (I)	1,600	80,696
Metro, Inc.	2,600	117,750
National Bank of Canada	4,100	315,914
Nexen, Inc.	14,700	401,109
Niko Resources, Ltd.	1,100	93,962
Onex Corp.	2,300	82,194
Open Text Corp. (I)	1,300	76,444
Osisko Mining Corp. (I)	9,800	135,165
Pacific Rubiales Energy Corp.	6,600	221,189
Pan American Silver Corp.	2,500	97,705
Pengrowth Energy Trust	9,400	120,941
Penn West Petroleum, Ltd.	12,515	361,841
PetroBakken Energy, Ltd., Class A	1,400	32,134
Petrobank Energy & Resources, Ltd. (I)	2,300	59,160
Potash Corp. of Saskatchewan, Inc.	24,000	1,478,709
Power Corp. of Canada	9,900	299,176
Power Financial Corp.	6,200	201,849
Progress Energy Resources Corp.	4,300	57,183
Research In Motion, Ltd. (I)	13,000	858,371
RioCan Real Estate Investment Trust	2,600	64,816
Ritchie Bros. Auctioneers, Inc. (L)	1,900	48,324
Rogers Communications, Inc., Class B	11,400	402,470
Royal Bank of Canada	38,200	2,232,903
Saputo, Inc.	3,900	165,225
Shaw Communications, Inc., Class B (L)	8,700	185,274
Sherritt International Corp.	6,000	56,137
Shoppers Drug Mart Corp.	5,500	233,236
Silver Wheaton Corp. (I)	8,800	374,083
SNC-Lavalin Group, Inc.	3,800	219,970
Sun Life Financial, Inc.	15,000	498,224
Suncor Energy, Inc.	42,024	1,975,005
Talisman Energy, Inc.	26,900	667,551
Teck Resources, Ltd.	15,852	876,996
TELUS Corp.	3,500	166,075
Telus Corp.	1,400	69,384
The Toronto-Dominion Bank	23,700	1,983,233
Thomson Corp.	10,393	409,922
Tim Hortons, Inc.	4,700	207,002

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
TMX Group, Inc.	2,000	$83,372
Trans-Canada Corp. (L)	18,800	755,444
TransAlta Corp.	5,000	105,759
Valeant Pharmaceuticals International, Inc.	7,400	296,975
Vermilion Energy, Inc.	2,500	131,362
Viterra, Inc.	8,600	105,337
Yamana Gold, Inc.	18,393	233,805
Yellow Media, Inc. (L)	15,500	88,863

		37,255,531
Cayman Islands - 0.09%
China Dongxiang Group Company	70,500	26,828
ENN Energy Holdings, Ltd.	24,000	71,479
Longfor Properties	44,000	62,245
Sands China, Ltd. (I)	72,452	172,910
Wynn Macau, Ltd.	40,750	110,426

		443,888
Chile - 0.31%
Banco Santander Chile SA, ADR (L)	1,929	160,396
Cia Cervecerias Unidas SA, ADR	1,107	59,944
CorpBanca SA, SADR (L)	2,167	48,403
Embotelladora Andina SA, ADR, Series A	915	19,718
Embotelladora Andina SA, ADR, Series B	1,006	26,780
Empresa Nacional de Electricidad SA, ADR	6,621	345,550
Enersis SA, SADR	16,311	331,276
Lan Airlines SA, SADR (L)	4,620	125,248
Sociedad Quimica y Minera de
Chile SA, ADR (L)	6,677	353,814
Vina Concha Y Toro SA, ADR	911	37,624

		1,508,753
China - 2.65%
Agile Property Holdings, Ltd.	47,211	59,732
Agricultural Bank of China (I)	465,000	231,158
Air China, Ltd.	71,466	67,104
Aluminum Corp. of China, Ltd. (I)	130,780	128,451
Angang Steel Company, Ltd., Class H	37,012	51,239
Anhui Conch Cement Company, Ltd.	26,140	125,674
Anta Sports Products, Ltd.	26,000	41,943
Bank of China, Ltd., Class H	1,684,320	887,289
Bank of Communications
Company, Ltd., Class H	176,160	170,754
BBMG Corp. (I)	32,000	42,862
Beijing Capital International Airport
Company, Ltd., Class H	81,211	40,738
Beijing Datang Power Generation
Company, Ltd., Class H	97,136	33,145
BYD Company, Ltd., Class H	16,994	67,176
China BlueChemical, Ltd.	68,000	52,845
China Citic Bank Corp, Ltd.	191,000	125,951
China Coal Energy Company, Series H	101,295	144,840
China Communications
Construction Company, Ltd.	104,965	78,516
China Communications
Services Corp., Ltd., Class H	82,000	52,555
China Construction Bank Corp.	1,285,196	1,125,747
China COSCO Holdings Company, Ltd.	87,379	93,287
China Life Insurance Company, Ltd.	203,376	775,269
China Longyuan Power Group Corp. (I)	48,000	43,280
China Merchants Bank Company, Ltd.	109,855	264,050
China Minsheng Banking Corp. Ltd.	122,500	107,151
China National Building
Material Company, Ltd.	36,000	89,039
China National Materials Company, Ltd.	43,000	36,863
China Oilfield Services, Ltd.	48,000	95,981

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Pacific Insurance
Group Company, Ltd. (I)	25,200	$102,824
China Petroleum & Chemical Corp.	436,030	445,429
China Railway Construction Corp.	62,300	69,724
China Railway Group, Ltd.	121,000	77,120
China Rongsheng Heavy Industry
Group Company, Ltd. (I)	59,500	52,844
China Shanshui Cement Group, Ltd.	61,000	46,061
China Shenhua Energy Company, Ltd.	93,500	389,009
China Shipping Container
Lines Company, Ltd. (I)	134,076	58,467
China Shipping Development Company, Ltd.	39,568	43,447
China Southern Airlines Company, Ltd. (I)	68,000	32,331
China Telecom Corp., Ltd.	396,396	234,468
China Unicom, Ltd.	168,416	281,102
China Yurun Food Group, Ltd.	40,400	128,413
China Zhongwang Holdings, Ltd.	66,400	27,160
Country Garden Holdings Company	166,301	66,441
CSR Corp., Ltd.	63,000	70,253
Dongfang Electric Corp. Ltd.	12,000	46,150
Dongfeng Motor Group Company, Ltd.	78,780	137,920
Evergrande Real Estate Group, Ltd.	163,000	76,983
Foxconn International Holdings, Ltd. (I)	56,000	39,809
Golden Eagle Retail Group, Ltd.	24,000	54,806
Great Wall Motor Company, Ltd.	33,750	52,906
Greentown China Holdings, Ltd.	24,500	24,598
Guangdong Investment, Ltd.	96,780	49,077
Guangzhou Automobile
Group Company, Ltd. (I)	59,219	76,742
Guangzhou R&F Properties
Company, Ltd., Class H	28,000	37,495
Hidili Industry International Development, Ltd.	36,000	29,879
Huaneng Power International, Inc., Class H	90,564	50,594
Industrial & Commercial Bank of China, Ltd.	1,624,270	1,249,038
Jiangsu Expressway, Ltd.	46,855	51,134
Jiangxi Copper Company, Ltd., Class H	44,925	142,039
Lenovo Group, Ltd.	156,564	94,710
Maanshan Iron & Steel Company, Ltd.	77,925	40,058
Metallurgical Corp of China Ltd (I)	81,000	32,841
PetroChina Company, Ltd., Class H	577,739	787,950
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	94,424
Ping An Insurance Group Company
of China, Ltd.	47,855	493,412
Semiconductor
Manufacturing International Corp.	601,000	48,592
Shanghai Electric Group Company, Ltd.	91,136	53,580
Shimao Property Holdings, Ltd., GDR	49,500	67,715
Shui On Land, Ltd.	122,959	58,184
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	49,305
Sinopharm Group Company	18,400	67,074
Tencent Holdings, Ltd.	27,000	721,961
Tingyi (Cayman Islands) Holding Corp.	52,000	117,679
Tsingtao Brewery Company, Ltd., Series H	12,000	55,316
Want Want China Holdings, Ltd.	156,000	117,041
Weichai Power Compnay, Ltd.	13,600	90,935
Wumart Stores, Inc.	22,000	45,958
Yanzhou Coal Mining Company, Ltd., Class H	59,210	177,291
Zhaojin Mining Industry Company., Ltd.	15,000	64,156
Zhejiang Expressway Company, Ltd., Class H	54,282	49,061
Zhuzhou CSR Times Electric Company, Ltd.	15,000	49,850
Zijin Mining Group, Ltd.	127,686	105,147

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class H	19,080	$88,380

		12,847,522
Colombia - 0.15%
BanColombia SA ADR	11,892	677,012
Petrominerales, Ltd.	1,412	58,773

		735,785
Czech Republic - 0.09%
CEZ AS	4,862	223,290
Komercni Banka AS	489	117,841
Telefonica O2 Czech Republic AS	3,732	84,627

		425,758
Denmark - 0.70%
A P Moller Maersk A/S	16	154,080
A P Moller Maersk A/S, Series A	36	356,890
Carlsberg A/S	3,000	318,976
Coloplast A/S	715	100,690
Danske Bank A/S (I)	12,800	300,233
DSV A/S, ADR	6,700	154,730
Novo Nordisk A/S	11,650	1,466,877
Novozymes A/S, B Shares	1,350	188,734
TrygVesta A/S	1,025	53,323
Vestas Wind Systems A/S (I)	6,000	206,584
William Demant Holdings A/S (I)	900	76,360

		3,377,477
Egypt - 0.08%
Commercial International Bank (I)	14,646	90,670
Egypt Kuwait Holding Company	22,410	29,133
Egyptian Company for Mobile Services (I)	751	16,262
Egyptian Financial Group-
Hermes Holding (I)(L)	7,160	30,385
EL EZZ Steel Company (I)	9,469	25,718
National Societe Generale Bank Sae (I)	4,147	28,369
Orascom Construction Industries (I)	2,165	79,437
Orascom Telecom Holding SAE (I)	74,402	45,088
Talaat Moustafa Group (I)	21,101	23,461
Telecom Egypt (I)	6,820	18,523

		387,046
Finland - 0.71%
Elisa OYJ, Class A	4,100	93,769
Fortum OYJ (I)	12,468	386,795
Kesko OYJ	2,000	86,228
Kone OYJ (L)	4,480	244,388
Metra OYJ	2,300	176,761
Metso OYJ	3,600	186,033
Neste Oil OYJ	4,357	77,331
Nokia OYJ (I)	101,150	871,946
Nokian Renkaat OYJ	3,210	130,834
Orion OYJ, Series B	3,083	70,567
Outokumpu OYJ	4,000	71,790
Pohjola Bank OYJ	4,484	61,404
Rautaruukki OYJ (L)	3,000	69,736
Sampo OYJ	11,618	360,400
Sanoma OYJ	2,760	60,655
Stora Enso OYJ, Series R	17,000	191,866
UPM-Kymmene OYJ	14,767	293,663

		3,434,166
France - 6.19%
Accor SA	4,321	203,472
Aeroports de Paris	638	56,543
Air France KLM	2,565	41,952
Air Liquide SA	7,443	963,340

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Alcatel-Lucent	60,828	$300,977
Alstom SA	5,326	317,418
Atos Origin SA (I)	997	57,702
AXA SA	45,193	950,108
BioMerieux SA	229	24,376
BNP Paribas	25,929	2,026,641
Bouygues SA	6,510	300,918
Bureau Veritas SA	1,080	83,350
Cap Gemini SA	4,257	248,661
Carrefour SA	16,412	805,761
Casino Guichard Perrachon SA	1,338	131,006
Christian Dior SA	1,778	256,385
Cie de Saint-Gobain	10,555	630,818
Cie Generale de Geophysique-Veritas (I)	3,403	126,166
CNP Assurances SA	3,718	82,482
Compagnie Generale des Etablissements
Michelin, Class B	4,851	395,248
Credit Agricole SA	25,829	453,944
Danone SA	15,344	961,702
Dassault Systemes SA	1,563	119,669
Edenred (I)	4,768	125,652
Eiffage SA (I)	858	51,072
Electricite de France	7,201	321,052
Eramet	92	33,222
Essilor International SA	5,550	396,352
Eurazeo	555	41,242
European Aeronautic Defence &
Space Company (I)	11,536	333,600
Eutelsat Communications	2,373	94,662
Fonciere Des Regions	869	94,353
France Telecom SA	50,098	1,110,160
GDF Suez	33,606	1,361,920
Gecina SA (I)	636	82,372
Groupe Eurotunnel SA	11,381	114,610
ICADE	515	57,764
Iliad SA	310	34,732
Imerys SA	1,219	85,635
JC Decaux SA (I)	1,422	45,904
Klepierre SA	2,919	113,909
L’Oreal SA	6,436	748,366
Lafarge SA	5,651	342,633
Lagardere S.C.A	2,725	122,646
Legrand SA, ADR	4,410	184,966
LVMH Moet Hennessy Louis Vuitton SA	6,443	1,015,585
M6-Metropole Television	1,462	36,946
Natixis (I)	22,776	135,831
Neopost SA	798	75,690
PagesJaunes Groupe SA (L)	2,127	20,744
Pernod-Ricard SA	5,447	502,071
Peugeot SA	3,575	143,223
PPR	2,142	325,181
Publicis Groupe SA	3,083	175,878
Renault SA (I)	5,221	320,168
Safran SA	4,861	173,118
Sanofi-Aventis SA	27,923	1,927,569
Schneider Electric SA	6,629	1,096,437
SCOR SE	5,103	149,931
Societe BIC SA	611	52,184
Societe Generale	17,281	1,216,568
Societe Television Francaise	2,677	51,993
Sodexho Alliance	2,266	155,939
STMicroelectronics NV	18,270	234,563
Suez Environnement SA	8,024	173,857
Technip SA	2,761	272,502
Thales SA	1,957	74,137

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Total SA	56,568	$3,470,741
Unibail-Rodamco SE	2,483	499,461
Vallourec SA	3,013	311,903
Veolia Environnement SA	9,683	318,824
Vinci SA	11,679	702,800
Vivendi SA	33,742	961,697

		30,031,004
Germany - 5.31%
Adidas AG (I)	5,766	369,984
Allianz SE	12,496	1,800,705
Axel Springer AG	475	77,453
BASF SE	25,256	2,100,069
Bayer AG	22,786	1,766,827
Bayerische Motoren Werke (BMW) AG	8,934	724,565
Beiersdorf AG	2,942	176,608
Brenntag AG (I)	886	92,603
Celesio AG	2,695	74,571
Commerzbank AG (I)	24,729	213,113
Continental AG (I)	1,532	129,472
Daimler AG (I)	24,842	1,749,759
Deutsche Bank AG	25,661	1,649,011
Deutsche Boerse AG	5,364	411,991
Deutsche Lufthansa AG (I)	6,765	138,288
Deutsche Post AG	23,249	426,370
Deutsche Telekom AG	77,276	1,039,118
E.ON AG	49,623	1,628,966
Fraport AG, ADR	1,212	86,324
Fresenius AG	3,178	289,790
Fresenius Medical Care AG	5,349	353,912
GEA Group AG (I)	4,939	152,598
Hannover Rueckversicherung AG	1,887	109,929
HeidelbergCement AG	3,961	277,280
Henkel AG & Company, KGaA	3,616	184,640
Hochtief AG	1,197	118,100
Infineon Technologies AG	30,592	334,617
K&S AG	4,027	310,845
Kabel Deutschland Holding AG (I)	1,683	91,690
Lanxess AG	2,327	173,181
Linde AG	4,646	709,307
MAN AG	2,918	370,500
Merck KGAA	1,840	166,400
Metro AG	3,669	268,369
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	5,156	860,959
Puma AG	194	57,690
Qiagen AG (I)	6,965	144,259
RWE AG	11,285	761,605
Salzgitter AG	1,324	109,908
SAP AG	23,305	1,406,084
Siemens AG	22,571	3,039,140
Suedzucker AG	2,382	65,432
ThyssenKrupp AG	9,200	382,981
TUI AG (I)(L)	4,864	63,744
United Internet AG	4,193	72,611
Volkswagen AG	820	124,548
Wacker Chemie AG	484	89,278

		25,745,194
Greece - 0.20%
Alpha Bank A.E.	14,784	98,573
Bank of Cyprus PCL	27,657	106,799
Coca-Cola Hellenic Bottling Company SA	5,385	147,078
EFG Eurobank Ergasias SA	9,415	60,173

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic
Telecommunications Organization SA (I)	8,670	$89,166
National Bank of Greece SA	26,173	245,073
OPAP SA	6,890	143,881
Public Power Corp. SA	3,790	58,593

		949,336
Hong Kong - 2.96%
AIA Group, Ltd. (I)	206,200	605,587
Alibaba.com, Ltd.	43,000	80,765
ASM Pacific Technology, Ltd.	5,000	66,511
Bank of East Asia, Ltd.	39,870	173,480
Beijing Enterprises Holdings, Ltd.	16,714	92,849
Belle International Holdings, Ltd.	121,888	212,585
BOC Hong Kong Holdings, Ltd.	96,500	300,393
Bosideng International Holdings, Ltd.	88,000	23,473
Brilliance China Automotive Holdings, Ltd. (I)	72,000	59,200
Cathay Pacific Airways, Ltd.	36,000	84,159
Chaoda Modern Agriculture Holdings, Ltd.	73,214	47,367
Cheung Kong Holdings, Ltd.	37,000	578,374
Cheung Kong Infrastructure Holdings, Ltd.	12,000	59,316
China Agri-Industries Holdings, Ltd.	55,784	56,747
China Everbright, Ltd.	21,784	45,736
China Gas Holdings, Ltd.	96,000	36,064
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	40,447
China Mengniu Dairy Company, Ltd.	36,498	97,273
China Merchants Holdings
International Company, Ltd.	28,565	121,690
China Mobile, Ltd.	162,970	1,536,622
China Overseas Land & Investment, Ltd.	114,397	190,568
China Resource Power Holdings, Ltd.	50,532	84,710
China Resources Cement Holdings, Ltd. (I)	68,000	51,931
China Resources Enterprises, Ltd.	34,855	128,428
China Resources Land, Ltd.	61,211	99,863
China Taiping Insurance
Holdings Company, Ltd. (I)	26,000	71,091
China Travel International Investment
Hong Kong, Ltd.	139,709	28,609
Citic Pacific, Ltd.	36,033	94,620
CLP Holdings, Ltd.	50,500	412,525
CNOOC, Ltd.	477,716	1,086,829
CNPC Hong Kong, Ltd. (I)	80,000	119,198
COSCO Pacific, Ltd.	51,508	99,667
Esprit Holdings, Ltd.	30,993	152,575
Fosun International	65,500	47,474
Franshion Properties China, Ltd.	106,000	29,728
Fushan International Energy Group, Ltd. (I)	82,000	60,791
GCL Poly Energy Holdings, Ltd.	223,000	113,571
Geely Automobile Holdings Company, Ltd.	125,000	54,002
GOME Electrical Appliances Holdings, Ltd.	309,695	106,191
Hang Lung Group, Ltd.	20,000	122,682
Hang Lung Properties, Ltd.	71,000	302,621
Hang Seng Bank, Ltd.	19,900	318,409
Henderson Land Development Company, Ltd.	30,127	191,462
Hengan International Group Company, Ltd.	22,000	164,417
Hong Kong & China Gas Company, Ltd.	119,257	268,742
Hong Kong Electric Holdings, Ltd.	36,500	238,638
Hong Kong Exchanges & Clearing, Ltd.	28,000	608,940
Hopewell Holdings, Ltd.	15,000	46,771
Hopson Development Holdings, Ltd.	24,000	26,651
Huabao International Holdings, Ltd.	45,000	56,919
Hutchison Whampoa, Ltd.	60,000	709,970
Hysan Development Company, Ltd.	13,269	60,140
Kerry Properties, Ltd.	17,268	83,863

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	18,000	$95,863
Lee & Man Paper Manufacturing, Ltd.	58,000	37,902
Li & Fung, Ltd.	61,600	374,469
Li Ning Company, Ltd.	26,949	51,147
Lifestyle International Holdings, Ltd.	15,500	38,544
Lonking Holdings, Ltd.	72,000	40,522
MTR Corp., Ltd.	41,361	153,553
New World Development Company, Ltd.	65,771	119,131
Nine Dragons Paper Holdings, Ltd.	51,000	56,936
Noble Group, Ltd.	80,001	129,208
NWS Holdings, Ltd.	23,832	37,014
Orient Overseas International, Ltd.	7,000	56,754
Parkson Retail Group, Ltd.	42,500	60,264
PCCW, Ltd.	148,000	64,301
Poly Hong Kong Investment, Ltd.	52,000	41,635
Renhe Commercial Holdings Compnay, Ltd.	294,000	44,270
Shandong Weigao Group Medical
Polymer Company, Ltd.	24,000	59,349
Shanghai Industrial Holdings, Ltd.	18,070	64,650
Shangri-La Asia, Ltd.	32,500	76,559
Sino Land Company, Ltd.	80,655	147,559
Sino-Forest Corp. (I)	6,600	147,482
Sino-Ocean Land Holdings, Ltd.	100,365	60,303
Sinofert Holdings, Ltd.	76,000	40,865
Sinotruk Hong Kong, Ltd.	26,500	25,439
SJM Holdings, Ltd.	50,384	74,690
Skyworth Digital Holdings, Ltd.	57,763	36,834
Soho China, Ltd.	73,500	53,145
Sun Hung Kai Properties, Ltd.	37,281	602,370
Swire Pacific, Ltd.	20,000	280,465
The Link REIT	59,039	182,860
Wharf Holdings, Ltd.	37,625	247,388
Wheelock and Company, Ltd.	20,000	73,020
Wing Hang Bank, Ltd.	4,585	58,669
Xinyu Hengdeli Holdings, Ltd.	76,000	41,693
Yue Yuen Industrial Holdings, Ltd.	23,500	74,272
Yuexiu Property Company, Ltd.	164,000	34,456

		14,334,815
Hungary - 0.09%
Magyar Telekom Telecommunications PLC	18,477	51,804
MOL Magyar Olaj & Gazipari	1,036	125,311
OTP Bank (L)	7,382	220,370
Richter Gedeon	323	62,412

		459,897
India - 1.49%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,916	405,740
Grasim Industries, Ltd., ADR (L)	2,144	106,816
ICICI Bank, Ltd., SADR	26,706	1,157,972
Infosys Technologies, Ltd., ADR (L)	32,784	2,186,693
Larsen & Toubro, Ltd.	11,995	406,870
Larsen & Toubro, Ltd., GDR	2,732	92,221
Ranbaxy Laboratories, Ltd., ADR (I)	12,742	119,647
Reliance Communication, Ltd., GDR	34,017	64,442
Reliance Industries, Ltd., GDR (L)	34,268	1,459,474
Reliance Infrastructure, Ltd., GDR (S)(L)	447	18,066
Reliance Natural Resources, Ltd., ADR (I)(L)	8,956	10,915
Satyam Computer Services, Ltd., ADR (I)(L)	19,591	53,875
State Bank of India, GDR	2,697	318,516
Tata Communications, Ltd., ADR (I)(L)	2,096	18,864
Tata Motors, Ltd., SADR	13,084	322,128
Ultratech Cement, Ltd., GDR (L)	612	25,170
Wipro, Ltd., ADR (L)	36,394	478,945

		7,246,354

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia - 0.52%
Adaro Energy Tbk PT	310,500	$86,815
Aneka Tambang Tbk PT	82,500	20,626
Astra Agro Lestari Tbk PT	10,000	24,834
Astra International Tbk PT	58,000	344,501
Bank Central Asia Tbk PT	361,000	258,314
Bank Danamon Indonesia Tbk PT	76,926	55,888
Bank Mandiri Tbk PT	195,588	128,834
Bank Negara Indonesia Persero Tbk PT (I)	246,698	99,474
Bank Pan Indonesia Tbk PT (I)	25,750	3,506
Bank Rakyat Indonesia Tbk PT	333,500	178,836
Bumi Resources Tbk PT	530,500	181,697
Gudang Garam Tbk PT	17,500	72,696
Indo Tambangraya Megah PT	14,000	72,940
Indocement Tunggal Prakarsa Tbk PT	38,500	62,948
Indofood Sukses Makmur Tbk PT	130,500	70,578
Indosat Tbk PT	45,500	26,080
International Nickel Indonesia Tbk PT	91,500	52,732
Kalbe Farma Tbk PT	176,500	58,650
Perusahaan Gas Negara Tbk PT	334,500	135,274
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,909	65,269
Semen Gresik Persero Tbk PT	98,000	96,206
Tambang Batubara Bukit Asam Tbk PT	21,000	47,975
Telekomunikasi Indonesia Tbk PT	225,000	190,894
Unilever Indonesia Tbk PT	40,000	73,518
United Tractors Tbk PT	38,833	102,366

		2,511,451
Ireland - 0.33%
Allied Irish Banks PLC - London Exchange (I)	1,000	366
Anglo Irish Bank Corp. PLC (I)	29,183	0
Bank of Ireland (I)	125,223	61,111
C&C Group PLC	193	942
CRH PLC	19,078	441,225
Elan Corp. PLC (I)	11,458	73,776
Elan Corp. PLC - Euro Comp Exchange (I)	3,097	20,245
Experian PLC	27,973	354,651
Greencore Group PLC	32	52
Kerry Group PLC	4,082	148,342
Ryanair Holdings PLC, SADR (L)	1,496	42,666
Shire PLC	15,481	438,316

		1,581,692
Israel - 0.49%
Alvarion, Ltd., ADR (I)	649	1,272
Bank Hapoalim, Ltd. (I)	28,604	130,384
Bank Leumi Le-Israel, Ltd.	33,482	154,975
Bezek Israeli Telecommunications Corp., Ltd.	50,097	136,341
Cellcom Israel, Ltd.	1,770	54,471
Delek Group, Ltd.	167	39,863
Elbit Systems, Ltd.	841	42,920
Israel Chemicals, Ltd.	12,111	201,345
Israel Corp., Ltd. (I)	74	87,857
Israel Discount Bank, Ltd. (I)	27,078	54,832
Makhteshim-Agan Industries, Ltd. (I)	5,987	29,881
Mizrahi Tefahot Bank, Ltd.	4,548	46,294
Nice Systems, Ltd. (I)	2,100	72,608
Partner Communications Company, Ltd. (I)	3,012	56,154
Teva Pharmaceutical Industries, Ltd.	25,214	1,264,736

		2,373,933
Italy - 1.88%
A2A SpA	38,352	61,382
Assicurazioni Generali SpA	32,579	737,242
Autogrill SpA (I)	4,018	56,820
Autostrade SpA	6,902	158,091
Banca Carige SpA	21,380	51,558

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Intesa SpA (I)	30,190	$88,377
Banca Monte dei Paschi di Siena SpA (I)(L)	70,057	93,362
Banche Popolari Unite SpA	17,340	175,131
Banco Popolare Societa Cooperativa	47,781	166,743
BGP Holdings PLC (I)	181,302	0
Enel Green Power SpA (I)	45,681	107,925
Enel SpA (I)	182,388	1,086,729
Eni SpA	71,689	1,749,428
Exor SpA	2,143	65,362
Fiat Industrial SpA (I)	21,644	302,260
Fiat SpA	21,920	203,796
Finmeccanica SpA	11,777	147,397
Intesa Sanpaolo SpA	214,841	725,251
Luxottica Group SpA	3,512	109,127
Mediaset SpA	20,822	133,850
Mediobanca SpA	14,209	150,359
Parmalat SpA	50,497	154,680
Pirelli & Company SpA (I)	7,916	63,781
Prelios SpA (I)	4,987	3,735
Prysmian SpA	6,244	131,811
Saipem SpA	7,368	372,597
Snam Rete Gas SpA	40,381	220,880
Telecom Italia SpA	261,175	407,925
Telecom Italia SpA	175,281	231,920
Terna Rete Elettrica Nazionale SpA (I)	39,169	180,628
UniCredit Italiano SpA	374,158	962,872

		9,101,019
Japan - 14.27%
ABC-MART, Inc. (I)	700	27,939
Advantest Corp.	4,200	87,461
AEON Company, Ltd. (L)	15,300	193,085
AEON Credit Service Company, Ltd.	1,600	24,427
Aeon Mall Company, Ltd.	1,700	45,359
Air Water, Inc.	3,000	39,771
Aisin Seiki Company, Ltd.	4,800	183,400
Ajinomoto Company, Inc.	19,000	218,603
Alfresa Holdings Corp.	800	31,068
All Nippon Airways Company, Ltd. (I)	20,000	72,283
Amada Company, Ltd.	9,000	80,844
Aozora Bank, Ltd. (L)	13,000	29,296
Asahi Breweries, Ltd.	10,200	197,229
Asahi Glass Company, Ltd.	28,000	391,073
Asahi Kasei Corp.	36,000	248,969
Asics Corp.	4,000	53,683
Astellas Pharma, Inc.	12,100	475,195
Bank of Kyoto, Ltd.	7,000	67,437
Bank of Yokohama, Ltd.	32,000	172,711
Benesse Holdings, Inc.	1,800	81,851
Bridgestone Corp.	17,100	352,878
Brother Industries, Ltd.	6,000	94,796
Canon Sales Company, Inc.	1,800	25,237
Canon, Inc.	31,300	1,513,812
Casio Computer Company, Ltd.	6,300	55,856
Central Japan Railway Company, Ltd.	42	376,085
Chiba Bank, Ltd. (I)	18,000	123,366
Chiyoda Corp.	4,000	36,096
Chubu Electric Power Company, Inc.	17,800	469,685
Chugai Pharmaceutical Company, Ltd.	6,800	130,820
Chugoku Bank, Ltd.	4,000	48,055
Chugoku Electric Power Company, Inc.	7,600	162,880
Chuo Mitsui Trust Holdings, Inc.	23,000	98,213
Citizen Watch Company, Ltd.	7,400	47,870
Coca-Cola West Japan Company, Ltd.	900	16,639
Cosmo Oil Company, Ltd.	11,000	39,923

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Credit Saison Company, Ltd.	4,000	$78,505
Dai Nippon Printing Company, Ltd.	15,000	202,604
Daicel Chemical Industries, Ltd.	7,000	48,048
Daido Steel Company, Ltd.	7,000	46,907
Daihatsu Motor Company, Ltd.	6,000	94,786
Daiichi Sankyo Company, Ltd.	18,700	401,319
Daikin Industries, Ltd.	6,900	234,319
Dainippon Sumitomo Pharma Company, Ltd.	3,700	36,163
Daito Trust Construction Company, Ltd.	2,000	163,908
Daiwa House Industry Company, Ltd.	12,000	154,681
Daiwa Securities Group, Inc.	47,000	253,910
Dena Company, Ltd.	2,100	81,076
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	64,484
Denso Corp.	13,400	502,201
Dentsu, Inc.	4,400	140,743
Dowa Holdings Company, Ltd.	7,000	49,379
East Japan Railway Company	9,500	661,785
Eisai Company, Ltd. (L)	6,600	246,921
Electric Power Development Company, Ltd.	3,000	94,721
Elpida Memory, Inc. (I)(L)	4,800	72,296
FamilyMart Company, Ltd.	1,300	49,207
Fanuc, Ltd.	5,200	809,414
Fast Retailing Company, Ltd.	1,500	235,414
Fuji Electric Holdings Company, Ltd.	15,000	50,826
Fuji Heavy Industries, Ltd.	14,000	120,645
Fuji Television Network, Inc.	11	18,588
FUJIFILM Holdings Corp.	12,100	425,611
Fujitsu, Ltd.	52,000	351,897
Fukuoka Financial Group, Inc.	19,000	86,273
Furukawa Electric Company, Ltd.	16,000	68,179
Gree, Inc.	3,500	57,109
GS Yuasa Corp. (L)	9,000	65,033
Gunma Bank	9,000	55,708
Hakuhodo DY Holdings, Inc.	650	41,291
Hamamatsu Photonics KK	2,100	80,856
Hankyu Hanshin Holdings, Inc. (I)	33,200	160,218
Hino Motors, Ltd.	6,000	33,257
Hirose Electric Company, Ltd.	1,000	114,654
Hisamitsu Pharmaceutical Company, Inc.	1,500	60,591
Hitachi Chemical, Ltd.	2,800	65,089
Hitachi Construction
Machinery Company, Ltd. (I)	2,700	67,646
Hitachi High-Technologies Corp.	2,500	58,285
Hitachi Metals, Ltd.	6,000	82,101
Hitachi, Ltd.	122,000	740,652
Hokkaido Electric Power Company, Inc.	4,300	92,280
Hokuhoku Financial Group, Inc.	29,000	66,797
Hokuriku Electric Power Company	5,400	136,053
Honda Motor Company, Ltd.	44,100	1,922,812
Hoya Corp.	11,200	268,054
Ibiden Company, Ltd.	3,900	134,897
Idemitsu Kosan Company, Ltd.	500	59,180
Inpex Corp.	56	393,787
Isetan Mitsukoshi Holdings, Ltd.	9,840	119,088
Ishikawajima-Harima Heavy
Industries Company, Ltd.	33,000	86,653
Isuzu Motors, Ltd.	35,000	157,716
ITO EN, Ltd.	900	15,970
Itochu Corp.	41,300	428,975
Itochu Techno-Science Corp.	800	28,317
Iyo Bank, Ltd.	6,000	56,473
J Front Retailing Company, Ltd.	12,000	62,705
Japan Petroleum Exploration Company, Ltd.	800	39,280
Japan Prime Realty Investment Corp.	23	64,098
Japan Real Estate Investment Corp.	13	133,891

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Retail Fund Investment Corp.	35	$60,170
Japan Tobacco, Inc.	127	528,177
JFE Holdings, Inc.	12,100	382,247
JGC Corp.	5,000	113,416
Joyo Bank, Ltd.	16,000	75,310
JS Group Corp.	7,300	177,807
JSR Corp.	4,700	100,951
Jupiter Telecommunications Company, Ltd.	57	61,360
JX Holdings, Inc.	59,100	415,587
Kajima Corp.	20,000	53,575
Kamigumi Company, Ltd.	7,000	61,672
Kaneka Corp.	8,000	58,864
Kansai Electric Power Company, Ltd.	20,800	546,035
Kansai Paint Company, Ltd.	6,000	57,163
Kao Corp.	14,800	399,065
Kawasaki Heavy Industries, Ltd.	37,000	149,501
Kawasaki Kisen Kaisha, Ltd.	15,000	65,526
KDDI Corp.	82	532,305
Keihin Electric Express
Railway Company, Ltd.	12,000	99,105
Keio Corp.	14,000	93,568
Keisei Electric Railway Company, Ltd.	7,000	49,493
Keyence Corp.	1,100	300,025
Kikkoman Corp.	4,000	44,082
Kinden Corp.	4,000	36,281
Kintetsu Corp. (L)	44,000	139,089
Kirin Holdings Company, Ltd.	22,000	315,735
Kobe Steel Company, Ltd.	66,000	180,742
Koito Manufacturing Company, Ltd.	2,000	36,093
Komatsu, Ltd.	25,600	784,219
Konami Corp.	1,700	36,165
Konica Minolta Holdings, Inc.	14,000	128,938
Koyo Seiko Company, Ltd.	5,300	78,234
Kubota Corp.	30,000	309,193
Kuraray Company, Ltd.	8,900	125,854
Kurita Water Industries, Ltd.	2,800	79,535
Kyocera Corp.	4,400	457,985
Kyowa Hakko Kogyo Company, Ltd.	6,737	68,799
Kyushu Electric Power Company, Inc.	10,000	232,259
Lawson, Inc.	1,600	78,825
Mabuchi Motor Company, Ltd.	700	35,060
Makita Corp.	2,900	122,653
Marubeni Corp.	46,000	352,958
Marui Company, Ltd.	4,100	36,843
Maruichi Steel Tube, Ltd.	1,900	44,026
Matsui Securities Company, Ltd.	2,100	15,015
Matsushita Electric Industrial Company, Ltd.	52,700	711,781
Mazda Motor Corp.	40,000	103,155
McDonald’s Holdings Company, Ltd.	1,900	46,616
Mediceo Holdings Company, Ltd.	3,700	35,188
MEIJI Holdings Company, Ltd.	1,700	80,036
Minebea Company, Ltd.	10,000	59,317
Miraca Holdings, Inc.	1,800	69,640
Mitsubishi Chemical Holdings Corp.	36,500	267,316
Mitsubishi Corp.	36,400	1,010,285
Mitsubishi Electric Corp.	53,000	628,373
Mitsubishi Estate Company, Ltd.	32,000	655,156
Mitsubishi Gas & Chemicals Company, Inc.	9,000	69,688
Mitsubishi Heavy Industries, Ltd.	85,000	362,123
Mitsubishi Logistics Corp.	3,000	39,929
Mitsubishi Materials Corp. (I)	35,000	135,719
Mitsubishi Motors Corp. (I)	98,000	139,425
Mitsubishi UFJ Financial Group	344,700	1,916,105
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,190	52,908

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	47,200	$861,389
Mitsui Chemicals, Inc.	22,000	82,332
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	52,405
Mitsui Fudosan Company, Ltd.	22,000	468,363
Mitsui Mining & Smelting Company, Ltd.	13,000	51,614
Mitsui O.S.K. Lines, Ltd.	30,000	199,192
Mitsui Sumitomo Insurance Group Holdings	14,200	374,145
Mitsumi Electric Company, Ltd.	1,900	31,561
Mizuho Financial Group, Inc.	552,300	1,138,722
Mizuho Trust & Banking Company, Ltd. (I)	27,000	29,463
Murata Manufacturing Company, Ltd.	5,300	395,453
Nabtesco Corp.	3,200	76,090
Namco Bandai Holdings, Inc.	5,100	60,321
NEC Corp.	77,000	212,622
NGK INSULATORS, Ltd.	7,000	127,783
NGK Spark Plug Company, Ltd.	5,000	74,811
NHK Spring Company, Ltd.	3,000	35,184
Nidec Corp.	2,800	260,892
Nikon Corp.	8,500	199,991
Nintendo Company, Ltd.	2,700	792,821
Nippon Building Fund, Inc.	16	167,886
Nippon Electric Glass Company, Ltd.	9,000	150,520
Nippon Express Company, Ltd.	19,000	82,025
Nippon Meat Packers, Inc.	4,000	56,117
Nippon Paper Group, Inc.	2,100	57,703
Nippon Sheet Glass Company, Ltd.	29,000	83,339
Nippon Steel Corp.	140,000	508,917
Nippon Telegraph & Telephone Corp.	14,200	694,571
Nippon Yusen Kabushiki Kaisha	40,000	176,570
Nishi-Nippon City Bank, Ltd.	17,000	56,940
Nissan Chemical Industries, Ltd.	4,000	46,585
Nissan Motor Company, Ltd.	67,000	687,145
Nisshin Seifun Group, Inc.	4,500	59,249
Nisshin Steel Company	11,000	24,728
Nisshinbo Holdings, Inc.	3,000	32,914
Nissin Food Products Company, Ltd.	1,700	61,020
Nitori Company, Ltd.	900	79,695
Nitto Denko Corp.	4,300	259,923
NKSJ Holdings, Inc. (I)	37,000	280,037
NOK Corp.	2,500	49,704
Nomura Holdings, Inc.	95,300	606,575
Nomura Real Estate Holdings, Inc.	2,400	48,761
Nomura Real Estate Office Fund, Inc.	6	40,750
Nomura Research Institute, Ltd.	2,400	56,321
NSK, Ltd.	11,000	105,137
NTN Corp.	12,000	64,565
NTT Data Corp.	33	117,648
NTT DoCoMo, Inc.	412	774,253
NTT Urban Development Corp.	31	32,301
Obayashi Corp.	15,000	67,293
OBIC Company, Ltd.	130	26,174
Odakyu Electric Railway Company, Ltd.	19,000	177,026
Oji Paper Company, Ltd.	20,000	99,531
Olympus Corp.	5,700	167,122
Omron Corp.	5,200	144,678
Ono Pharmaceutical Company, Ltd.	2,000	104,642
Oracle Corp.	1,000	47,210
Oriental Land Company, Ltd.	1,300	130,127
ORIX Corp.	2,920	328,047
Osaka Gas Company, Ltd.	56,000	213,028
Otsuka Corp.	400	28,024
Otsuka Holdings Company, Ltd. (I)	7,000	175,576
Rakuten, Inc.	211	187,795
Resona Holdings, Inc.	52,400	286,220

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ricoh Company, Ltd.	18,000	$238,210
Rinnai Corp.	1,000	61,351
Rohm Company, Ltd.	2,600	183,680
Sankyo Company, Ltd.	1,200	68,064
Santen Pharmaceutical Company, Ltd.	1,900	74,295
Sapporo Hokuyo Holdings, Inc.	8,200	42,841
Sapporo Holdings, Ltd.	7,000	31,729
SBI Holdings, Inc.	446	70,762
Secom Company, Ltd.	6,100	307,758
Sega Sammy Holdings, Inc.	4,700	107,165
Seiko Epson Corp.	3,400	57,034
Sekisui Chemical Company, Ltd.	11,000	86,782
Sekisui House, Ltd.	15,000	155,384
Senshu Ikeda Holdings, Inc. (I)	16,000	25,304
Seven & I Holdings Company, Ltd.	21,200	591,475
Seven Bank, Ltd.	9	19,240
Sharp Corp. (L)	26,000	282,585
Shikoku Electric Power Company, Inc.	4,300	130,096
Shimadzu Corp.	5,000	44,429
Shimamura Company, Ltd.	600	58,036
Shimano, Inc.	1,600	79,639
Shimizu Corp.	16,000	68,660
Shin-Etsu Chemical Company, Ltd.	11,100	639,614
Shinko Electric Industries Company, Ltd. (I)	1,600	18,625
Shinko Securities Company, Ltd.	14,000	43,192
Shinsei Bank, Ltd. (I)(L)	19,000	24,295
Shionogi & Company, Ltd.	8,700	165,183
Shiseido Company, Ltd.	8,800	179,266
Shizuoka Bank, Ltd. (I)	18,000	169,635
Showa Denko KK	34,000	74,699
Showa Shell Sekiyu KK	4,600	41,698
SMC Corp.	1,400	239,692
Softbank Corp.	22,100	909,615
Sojitz Holdings Corp.	40,000	90,171
Sony Corp.	27,900	1,025,163
Sony Financial Holdings, Inc.	21	89,453
Square Enix Company, Ltd.	1,800	33,514
Stanley Electric Company, Ltd.	3,100	57,051
Sumco Corp. (I)	2,900	53,030
Sumitomo Chemical Company, Ltd.	41,000	221,365
Sumitomo Corp.	29,600	439,273
Sumitomo Electric Industries, Ltd.	19,800	290,575
Sumitomo Heavy Industries, Ltd.	14,000	98,504
Sumitomo Metal Industries, Ltd.	86,000	218,435
Sumitomo Metal Mining Company, Ltd.	15,000	284,147
Sumitomo Mitsui Financial Group	37,100	1,404,271
Sumitomo Realty &
Development Company, Ltd.	10,000	268,807
Sumitomo Rubber Industries, Inc.	3,600	39,085
Suruga Bank, Ltd.	5,000	49,900
Suzuken Company, Ltd.	1,500	42,847
Suzuki Motor Corp.	8,800	208,652
Sysmex Corp.	800	51,921
T&D Holdings, Inc.	7,100	206,450
Taisei Corp.	25,000	59,153
Taisho Pharmaceuticals Company, Ltd.	3,000	65,663
Taiyo Nippon Sanso Corp.	9,000	80,473
Takashimaya Company, Ltd.	6,000	49,304
Takeda Pharmaceutical Company, Ltd.	20,300	1,010,122
Tanabe Seiyaku Company, Ltd.	7,000	118,758
TDK Corp.	3,500	236,081
Teijin, Ltd.	28,000	135,678
Terumo Corp.	4,400	241,340
The 77th Bank, Ltd.	9,000	56,812
The Dai-ichi Life Insurance Company, Ltd. (I)	212	382,712

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Hachijuni Bank, Ltd.	10,000	$63,477
The Hiroshima Bank, Ltd.	13,000	59,441
The Japan Steel Works, Ltd.	8,000	83,721
The Sumitomo Trust &
Banking Company, Ltd.	37,000	235,583
The Tokyo Electric Power Company, Inc.	38,500	995,942
THK Company, Ltd.	3,000	79,389
Tobu Railway Company, Ltd. (L)	21,000	102,394
Toho Company, Ltd.	2,200	35,757
Toho Gas Company, Ltd.	10,000	53,712
Tohoku Electric Power Company, Inc.	11,200	260,716
Tokio Marine Holdings, Inc.	19,500	640,753
Tokuyama Corp.	7,000	36,971
Tokyo Electron, Ltd.	4,500	295,387
Tokyo Gas Company, Ltd.	73,000	326,066
Tokyo Steel Manufacturing Company, Ltd.	2,400	26,783
Tokyo Tatemono Company, Ltd.	7,000	32,997
Tokyu Corp.	31,000	143,839
Tokyu Land Corp.	10,000	57,432
TonenGeneral Sekiyu KK	9,000	106,123
Toppan Printing Company, Ltd.	15,000	137,823
Toray Industries, Inc.	42,000	318,677
Toshiba Corp.	109,000	714,887
Tosoh Corp.	12,000	43,016
Toto, Ltd.	7,000	58,564
Toyo Seikan Kaisha, Ltd.	3,900	71,783
Toyo Suisan Kaisha, Ltd.	2,000	45,338
Toyoda Gosei Company, Ltd.	1,600	37,614
Toyota Boshoku Corp.	1,800	29,995
Toyota Industries Corp.	4,500	155,724
Toyota Motor Corp.	75,600	3,526,873
Toyota Tsusho Corp.	5,200	98,818
Trend Micro, Inc.	2,400	74,612
Tsumura & Company, Ltd.	1,300	42,193
Ube Industries, Ltd.	22,000	71,297
Unicharm Corp.	3,000	116,169
UNY Company, Ltd.	3,500	34,938
Ushio, Inc.	2,900	59,699
USS Company, Ltd.	570	46,146
West Japan Railway Company, Ltd.	45	186,626
Yahoo! Japan Corp.	384	144,714
Yakult Honsha Company, Ltd.	2,400	67,820
Yamada Denki Company, Ltd.	2,170	165,668
Yamaguchi Financial Group, Inc.	6,000	62,238
Yamaha Corp.	3,400	43,804
Yamaha Motor Company, Ltd. (I)	6,900	122,364
Yamato Kogyo Company, Ltd.	1,200	39,587
Yamato Transport Company, Ltd.	10,500	168,802
Yamazaki Baking Company, Ltd.	3,000	36,537
Yaskawa Electric Corp.	6,000	70,465
Yokogawa Electric Corp.	7,600	58,844

		69,166,893
Korea - 0.01%
Mando Corp.	360	46,995
Luxembourg - 0.32%
Aperamaperam	1,164	48,132
ArcelorMittal	23,285	854,219
Millicom International Cellular SA	1,914	167,825
SES SA	7,336	188,859
Tenaris SA	13,368	302,842

		1,561,877
Malaysia - 0.65%
AirAsia BHD (I)	52,800	43,667

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Alliance Financial Group BHD	32,900	$33,821
AMMB Holdings BHD (I)	54,500	111,181
Asiatic Development BHD	12,400	32,225
Axiata Group BHD (I)	63,125	101,086
Berjaya Corp. BHD	4,870	639
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	16,688
Berjaya Sports Toto BHD	14,035	18,878
British American Tobacco Malaysia BHD (I)	3,800	59,863
Bursa Malaysia BHD	7,600	20,271
Commerce Asset Holdings BHD (I)	107,800	285,542
Digi.Com BHD	10,400	90,736
Gamuda BHD (I)	49,500	59,021
Genting BHD	61,500	202,304
Hong Leong Bank BHD (I)	11,600	35,387
Hong Leong Credit BHD (I)	4,400	12,538
IJM Corp. BHD	35,460	70,368
IOI Corp. BHD	94,453	170,657
Kuala Lumpur Kepong BHD	13,400	88,744
Lafarge Malayan Cement BHD (I)	7,380	17,783
Malayan Banking BHD	83,726	237,024
Malaysian Airline System BHD (I)	14,400	8,955
Maxis BHD	70,800	126,085
MISC BHD (I)	27,280	68,015
MMC Corp. BHD (I)	44,200	39,441
Parkson Holdings BHD	19,075	33,044
Petronas Chemicals Group BHD (I)	61,000	126,330
Petronas Dagangan BHD (I)	5,200	23,080
Petronas Gas BHD	16,800	62,167
PLUS Expressways BHD (I)	35,400	51,350
PPB Group BHD (I)	9,300	50,430
Public Bank BHD	27,000	115,810
Resorts World BHD (I)	81,800	89,100
RHB Capital BHD	20,300	52,326
Sime Darby BHD	72,538	213,045
SP Setia BHD	15,150	29,381
Telekom Malaysia BHD	30,000	38,775
Tenaga Nasional BHD	74,975	155,049
UMW Holdings BHD (I)	23,600	56,404
YTL Corp. BHD	23,246	54,165
YTL Power International BHD	81,703	60,851

		3,162,226
Mauritius - 0.02%
Essar Energy PLC (I)	10,162	85,587
Mexico - 1.05%
Alfa SAB de CV	10,600	131,895
America Movil SAB de CV, Series L	548,433	1,573,814
Cemex SAB de CV (I)	261,140	234,546
Coca-Cola Femsa SAB de CV, Series L	8,800	64,423
Compartamos Sab De CV (I)	33,200	63,670
Desarrolladora Homex SAB de CV (I)	8,400	38,035
Embotelladoras Arca SAB de CV	13,700	74,644
Fomento Economico Mexicano SA de CV	61,900	348,001
Grupo Aeroportuario del Pacifico SA
de CV, Series B	15,900	60,276
Grupo Bimbo SA de CV	11,000	85,437
Grupo Carso SAB de CV	18,283	58,765
Grupo Elektra SA de CV (I)	2,400	100,333
Grupo Financiero Banorte SAB de CV	47,640	216,107
Grupo Financiero Inbursa SA	25,633	107,552
Grupo Mexico SAB de CV, Series B	105,587	402,369
Grupo Modelo SA	19,300	116,733
Grupo Televisa SA (I)	67,400	319,165
Industrias Penoles SA de CV	3,400	118,273
Kimberly-Clark de Mexico SA de CV	17,100	99,598

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Mexichem SAB de CV	25,725	$92,655
Minera Frisco SAB de CV, Class A1 (I)	18,283	77,347
Telefonos de Mexico SA de CV	164,300	149,333
Urbi Desarrollos Urbanos SAB de CV (I)	21,100	46,550
Wal-Mart de Mexico SA de CV, Series V	176,676	506,269

		5,085,790
Netherlands - 1.76%
Aegon NV (I)	43,744	336,474
Akzo Nobel NV	6,462	438,956
ASML Holding NV	12,139	526,598
Corio NV	1,808	119,874
Delta Lloyd NV	3,271	79,175
Fugro NV	1,994	167,928
Heineken Holding NV	3,454	158,839
Heineken NV	7,394	381,311
ING Groep NV (I)	105,824	1,327,087
Koninklijke (Royal) KPN NV	44,261	716,704
Koninklijke Ahold NV	33,758	453,277
Koninklijke Boskalis Westinster NV	2,396	124,560
Koninklijke DSM NV	4,345	255,395
Koninklijke Philips Electronics NV	27,421	894,961
Koninklijke Vopak NV (I)	2,345	113,504
Randstad Holdings NV (I)	3,451	185,913
Reed Elsevier NV	19,777	261,119
SBM Offshore NV	6,096	152,966
TNT NV	10,541	276,515
Unilever NV (L)	44,998	1,358,094
Wolters Kluwer NV (I)	8,843	208,876

		8,538,126
New Zealand - 0.07%
Auckland International Airport, Ltd.	28,867	48,385
Contact Energy, Ltd. (I)	11,108	51,525
Fletcher Building, Ltd.	18,268	120,943
Sky City Entertainment Group, Ltd.	13,600	33,334
Telecom Corp. of New Zealand, Ltd.	54,204	85,227

		339,414
Norway - 0.52%
Aker Solutions ASA	5,023	106,566
DnB NOR ASA	26,977	417,254
Norsk Hydro ASA (L)	30,118	248,485
Orkla ASA	24,367	222,234
Renewable Energy Corp. ASA (I)(L)	18,178	63,527
Statoil ASA	30,340	799,586
Telenor ASA	22,600	375,623
Yara International ASA	5,400	286,191

		2,519,466
Peru - 0.10%
Cia Minera Milpo SAA	4,000	10,368
Compania de Minas Buenaventura SA (I)	1,807	82,729
Compania de Minas Buenaventura SA, ADR	2,819	131,563
Credicorp SA	840	84,622
Credicorp, Ltd., ADR	1,352	135,808
Southern Peru Copper Corp.	1,346	56,532

		501,622
Philippines - 0.13%
Aboitiz Power Corp. (I)	75,100	49,983
Alliance Global Group, Inc.	172,800	45,511
Ascendas Real Estate Investment Trust	46,000	72,372
Ayala Corp.	8,363	63,667
Ayala Land, Inc.	118,600	39,056
Banco De Oro	36,049	38,957

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Bank of the Philippine Islands	51,988	$66,604
Energy Development Corp. (I)	166,001	21,442
Globe Telecommunications, Inc.	690	11,240
Jollibee Foods Corp.	9,000	14,112
Manila Electric Company (I)	9,142	48,721
Metropolitan Bank & Trust Company	14,139	18,713
Philippine Long Distance Telephone Company	1,100	54,556
SM Investments Corp.	6,504	69,015
SM Prime Holdings, Ltd.	84,941	19,722

		633,671
Poland - 0.39%
Asseco Poland SA PDA	2,196	39,230
Bank Handlowy w Warszawie SA	917	29,883
Bank Millennium SA (I)	2,548	4,974
Bank Pekao SA	2,870	164,548
Bank Zachodni WBK SA	404	31,745
Boryszew SA (I)	9,900	6,937
BRE Bank SA (I)	481	52,104
Cyfrowy Polsat SA	2,783	15,236
Enea SA	5,180	39,548
Getin Holding SA (I)	12,724	58,090
Globe Trade Centre SA (I)	4,447	32,770
Grupa Lotos SA (I)	2,585	36,278
ING Bank Slaski SA (I)	96	28,567
KGHM Polska Miedz SA	4,388	269,152
PBG SA	99	6,835
Polish Oil & Gas Company	57,728	78,545
Polska Grupa Energetyczna SA	18,649	147,285
Polski Koncern Naftowy Orlen SA (I)	10,694	170,231
Powszechna Kasa Oszczednosci
Bank Polski SA	18,217	266,598
Powszechny Zaklad Ubezpieczen SA	1,343	162,715
Sygnity SA (I)	160	1,007
Tauron Polska Energia SA (I)	33,395	71,866
Telekomunikacja Polska SA	20,599	124,341
TVN SA	6,487	39,109

		1,877,594
Portugal - 0.18%
Banco Comercial dos Acores SA (L)	88,835	79,297
Banco Espirito Santo SA	14,371	65,090
Brisa Auto Estrada SA	3,494	25,135
Cimpor-Cimentos De Portugal SA	8,622	59,713
Electricidade de Portugal SA	53,067	201,197
Galp Energia SGPS SA	6,784	141,101
Jeronimo Martins SGPS SA	6,845	109,743
Portugal Telecom SGPS SA	16,918	197,872

		879,148
Russia - 1.61%
Comstar United Telesystems, GDR (I)	1,827	12,433
Federal Grid Company Unified Energy System
JSC, GDR (I)	1,540	10,010
Gazprom Neft, SADR	1,417	38,472
Gazprom OAO, SADR	95,591	2,802,727
Gazprom OAO, SADR (London Exchange)	5,017	147,921
JSC MMC Norilsk Nickel, ADR (L)	32,800	792,120
Lukoil OAO, ADR	19,996	1,423,515
Mechel, SADR	3,503	106,596
Mobile TeleSystems, SADR	13,766	259,214
NovaTek OAO, ADR	2,460	320,100
Novolipetsk Steel, ADR	2,919	133,982
Polyus Gold Company ZAO, SADR	3,412	116,520
Rosneft Oil Company, GDR
(London Exchange)	49,399	467,305

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Rostelecom, ADR (L)	877	$28,678
Severstal, ADR	4,900	93,443
Sistema JSFC, Reg. S, GDR	2,210	56,415
Surgutneftegaz SADR (L)	17,331	102,426
Surgutneftegaz, ADR	19,977	234,730
Tatneft, ADR	6,077	253,715
TMK OAO, GDR (I)	742	14,840
Uralkali, SADR	4,329	176,841
UralsvyAzinform, ADR	1,471	13,975
VolgaTelecom, ADR	1,172	11,954
VTB Bank OJSC, GDR	20,343	141,179
Wimm-Bill-Dann Foods OJSC, ADR	1,099	35,586

		7,794,697
Singapore - 1.03%
Capitaland, Ltd.	66,500	170,746
CapitaMall Trust (I)	69,200	98,792
CapitaMalls Asia, Ltd. (I)	51,000	69,041
City Developments, Ltd.	16,000	140,879
ComfortDelGro Corp., Ltd.	63,000	76,903
Cosco Corp. Singapore, Ltd.	31,000	48,132
DBS Group Holdings, Ltd.	47,147	526,968
Fraser and Neave, Ltd.	29,000	128,200
Genting Singapore PLC (I)	170,400	257,331
Global Logistic Properties, Ltd. (I)	54,000	80,912
Golden Agri-Resources, Ltd.	220,240	113,490
Jardine Cycle and Carriage, Ltd.	3,254	86,438
Keppel Corp., Ltd.	37,210	331,093
Keppel Land, Ltd.	22,000	73,261
Neptune Orient Lines, Ltd. (I)	29,750	48,058
Olam International, Ltd.	35,799	78,715
Oversea-Chinese Banking Corp., Ltd.	65,312	474,408
SembCorp Industries, Ltd.	31,000	116,191
SembCorp Marine, Ltd.	28,600	120,459
Singapore Airlines, Ltd.	16,140	173,282
Singapore Exchange, Ltd.	26,000	161,632
Singapore Press Holdings, Ltd. (I)	40,000	122,086
Singapore Technologies Engineering, Ltd.	47,000	118,082
Singapore Telecommunications, Ltd.	203,950	526,508
StarHub, Ltd.	17,000	35,126
United Overseas Bank, Ltd.	33,236	472,811
UOL Group, Ltd. (I)	18,000	63,252
Wilmar International, Ltd.	52,000	209,031
Yangzijiang Shipbuilding Holdings, Ltd.	48,000	67,822

		4,989,649
South Africa - 1.51%
ABSA Group, Ltd.	9,273	172,705
African Bank Investments, Ltd.	18,007	92,566
African Rainbow Minerals, Ltd. (I)	2,484	75,349
Anglo Platinum, Ltd.	1,682	163,549
AngloGold Ashanti, Ltd.	10,168	496,515
Aspen Pharmacare Holdings, Ltd.	6,108	71,536
Aveng, Ltd. (I)	8,562	44,960
Bidvest Group, Ltd.	7,254	162,444
Discovery Holdings, Ltd., ADR	4,568	25,906
FirstRand, Ltd.	67,848	190,887
Foschini, Ltd. (I)	4,532	51,128
Gold Fields, Ltd.	19,523	350,052
Growthpoint Properties, Ltd.	34,366	83,707
Harmony Gold Mining Company, Ltd.	9,965	116,928
Impala Platinum Holdings, Ltd.	13,786	407,157
Imperial Holdings, Ltd. (I)	3,797	61,228
Investec, Ltd.	4,018	31,313
Kumba Iron Ore, Ltd.	2,445	165,461

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Kumba Resources, Ltd.	2,734	$59,890
Liberty Holdings, Ltd. (I)	1,135	12,449
Massmart Holdings, Ltd.	4,757	98,369
Mittal Steel South Africa, Ltd.	3,731	48,299
MMI Holdings, Ltd.	33,223	77,561
MTN Group, Ltd.	46,144	814,849
Murray & Roberts Holdings, Ltd.	5,381	19,326
Naspers, Ltd., SADR	10,442	600,254
Nedbank Group, Ltd.	3,842	70,490
Netcare, Ltd.	35,093	73,556
Northam Platinum, Ltd.	837	5,953
Pick’n Pay Stores, Ltd. (I)	4,684	31,235
Pretoria Portland Cement Company, Ltd.	12,055	48,165
Redefine Income Fund, Ltd.	53,510	56,476
Remgro, Ltd.	10,441	167,801
Reunert, Ltd. (I)	3,036	25,196
RMB Holdings, Ltd.	18,226	100,601
Sanlam, Ltd.	48,622	188,858
Sappi, Ltd. (I)	11,239	59,738
Sasol, Ltd.	15,498	848,611
Shoprite Holdings, Ltd.	10,482	145,074
Spar Group, Ltd.	5,380	73,402
Standard Bank Group, Ltd.	32,310	463,155
Steinhoff International Holdings, Ltd. (I)	28,351	100,880
Telkom SA, Ltd.	4,799	24,438
Tiger Brands, Ltd. (I)	3,806	99,728
Trans Hex Group, Ltd. (I)	611	230
Truworths International, Ltd.	11,150	102,108
Vodacom Group, Ltd.	9,464	102,083
Woolworths Holdings, Ltd.	15,171	58,190

		7,340,356
South Korea - 2.99%
Amorepacific Corp.	96	87,288
Busan Bank (I)	5,225	62,910
Celltrion, Inc. (I)	1,900	54,156
Cheil Industries, Inc. (I)	1,310	139,913
CJ CheilJedang Corp.	238	42,068
Daegu Bank	4,210	57,120
Daelim Industrial Company, Ltd. (I)	860	75,159
Daewoo Engineering &
Construction Company, Ltd. (I)	4,529	43,345
Daewoo International Corp. (I)	1,795	53,771
Daewoo Securities Company, Ltd. (I)	3,960	81,568
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,010	92,432
Dongbu Insurance Company, Ltd. (I)	1,320	53,842
Dongkuk Steel Mill Company, Ltd. (I)	1,380	43,832
Doosan Corp. (I)	310	34,526
Doosan Heavy Industries and
Construction Company, Ltd.	1,330	81,636
Doosan Infracore Company, Ltd. (I)	2,880	65,834
GLOVIS Company, Ltd.	390	49,074
GS Engineering & Construction Corp.	940	83,196
GS Holdings Corp.	1,340	82,891
Hana Financial Group, Inc.	5,620	225,215
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	826	22,463
Hanjin Shipping Company, Ltd.	1,780	55,839
Hankook Tire Company, Ltd.	2,600	68,634
Hanwha Chemical Corp. (I)	2,214	66,287
Hanwha Corp.	1,570	62,018
Honam Petrochemical Corp.	430	119,120
Hynix Semiconductor, Inc.	14,010	353,296
Hyosung Corp. (I)	600	41,525

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Department Store Company, Ltd. (I)	490	$52,948
Hyundai Development Company	1,490	40,491
Hyundai Engineering &
Construction Company, Ltd. (I)	1,990	132,267
Hyundai Heavy Industries Company, Ltd.	1,080	418,196
Hyundai Merchant Marine Company, Ltd. (I)	1,470	37,069
Hyundai Mipo Dockyard Company, Ltd. (I)	360	55,450
Hyundai Mobis (I)	1,870	437,606
Hyundai Motor Company, Ltd.	4,310	683,360
Hyundai Securities Company, Ltd. (I)	4,428	51,440
Hyundai Steel Company (I)	1,600	184,204
Industrial Bank of Korea (I)	5,230	78,509
Kangwon Land, Inc. (I)	2,530	56,398
KB Financial Group, Inc.	8,589	420,970
KB Financial Group, Inc., ADR (I)	2,563	124,946
KCC Corp.	160	44,543
Kia Motors Corp.	6,400	326,700
Korea Electric Power Corp. (I)	6,793	166,445
Korea Exchange Bank	7,470	60,678
Korea Gas Corp. (I)	780	25,489
Korea Investment Holdings Company, Ltd.	1,030	38,331
Korea Life Insurance Company Ltd.	6,400	43,125
Korea Zinc Company, Ltd.	270	80,325
Korean Air Lines Company, Ltd. (I)	1,207	66,147
KT Corp. (I)	3,652	126,523
KT&G Corp.	2,950	150,097
LG Chem, Ltd.	1,309	432,669
LG Corp.	2,720	187,688
LG Display Company, Ltd. (I)	6,016	191,538
LG Display Company, Ltd., ADR (I)	439	7,015
LG Electronics, Inc.	2,720	269,208
LG Household & Health Care, Ltd. (I)	270	85,680
LG Innotek Company, Ltd.	290	32,971
LG Uplus Corp. (I)	8,257	41,541
Lotte Confectionery Company, Ltd.	20	24,612
Lotte Shopping Company, Ltd. (I)	320	111,495
LS Cable, Ltd. (I)	610	49,907
LS Industrial Systems Company, Ltd. (I)	420	26,383
Mirae Asset Securities Company, Ltd.	604	25,330
NCSoft Corp.	430	86,206
NHN Corp. (I)	1,154	194,049
OCI Company, Ltd. (I)	440	145,531
POSCO (I)	1,693	693,304
POSCO, ADR	575	59,271
S-Oil Corp. (I)	1,180	112,534
S1 Corp. (I)	450	20,027
Samsung Card Company, Ltd. (I)	1,190	55,565
Samsung Corp.	3,547	212,513
Samsung Electro-Mechanics Company, Ltd. (I)	1,770	202,801
Samsung Electronics Company, Ltd.	3,033	2,492,846
Samsung Engineering Company, Ltd. (I)	860	137,052
Samsung Fire & Marine
Insurance Company, Ltd. (I)	990	196,570
Samsung Heavy Industries Company, Ltd.	4,731	153,273
Samsung Life Insurance Company, Ltd.	1,460	137,980
Samsung SDI Company, Ltd. (I)	980	145,205
Samsung Securities Company, Ltd. (I)	1,540	103,967
Samsung Techwin Company, Ltd. (I)	932	65,517
Seoul Semiconductor Company, Ltd.	980	36,724
Shinhan Financial Group Company, Ltd. (I)	11,383	476,333
Shinsegae Company, Ltd.	810	179,254
SK Broadband Company, Ltd. (I)	6,459	27,157
SK C&C Company, Ltd.	460	38,823
SK Energy Company, Ltd.	1,646	256,680
SK Holdings Company, Ltd.	683	80,509

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Networks Company, Ltd. (I)	2,740	$28,172
SK Telecom Company, Ltd.	1,197	172,690
STX Pan Ocean Company, Ltd.	4,057	34,282
Tong Yang Investment Bank (I)	1,771	12,165
Woongjin Coway Company, Ltd. (I)	1,690	49,059
Woori Finance Holdings Company, Ltd. (I)	8,980	109,355
Woori Investment &
Securities Company, Ltd. (I)	3,040	55,438
Yuhan Corp. (I)	315	42,485

		14,500,589
Spain - 2.33%
Abertis Infraestructuras SA	7,900	158,718
Acciona SA	599	58,256
Acerinox SA	3,620	68,673
ACS Actividades de Construccion
y Servicios SA	3,618	165,977
Amadeus IT Holding SA, A Shares (I)	5,882	114,308
Banco Bilbao Vizcaya Argentaria SA	114,074	1,409,376
Banco de Sabadell SA (L)	34,210	148,490
Banco de Valencia SA (I)(L)	8,973	45,140
Banco Popular Espanol SA	26,171	158,303
Banco Santander SA (I)	224,628	2,764,721
Bankinter SA (L)	10,123	66,813
Criteria Caixacorp SA	21,394	154,837
EDP Renovaveis SA (I)	8,841	53,061
Enagas	4,541	97,213
Ferrovial SA (I)	13,156	158,227
Fomento de Construcciones SA	1,979	63,155
Gas Natural SDG SA	9,300	158,853
Gestevision Telecinco SA (I)	5,829	73,153
Grifols SA	4,822	78,502
Iberdrola Renovables SA	26,947	101,201
Iberdrola SA	108,630	947,658
Inditex SA	6,018	435,510
Indra Sistemas SA	1,985	38,621
Mapfre SA	24,832	92,309
Red Electrica De Espana	2,909	156,471
Repsol YPF SA	19,890	667,203
Telefonica SA	110,863	2,819,656
Zardoya Otis SA	3,179	49,561

		11,303,966
Sweden - 1.96%
Alfa Laval AB	8,300	169,686
Assa Abloy AB, Series B	7,800	218,298
Atlas Copco AB, Series A	16,899	424,370
Atlas Copco AB, Series B	9,473	215,125
Boliden AB	6,500	138,352
CDON Group AB (I)	1,210	5,848
Electrolux AB	5,884	147,526
Getinge AB, Series B	4,666	113,948
Hennes & Mauritz AB, B Shares	29,150	951,256
Hexagon AB	7,300	161,193
Holmen AB, Series B	900	31,652
Husqvarna AB, B Shares	8,502	68,320
Industrivarden AB, C Shares (I)	4,000	69,691
Investor AB, B Shares	11,000	253,155
Kinnevik Investment AB (I)	4,900	109,950
Modern Times Group AB, B Shares	1,210	81,040
Nordea Bank AB (I)	92,175	1,048,337
Ratos AB	2,200	82,188
Sandvik AB	25,544	489,732
Scania AB, Series B	7,900	176,030
Securitas AB, Series B	6,800	79,436

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Series A	34,680	$315,572
Skanska AB, Series B	9,500	195,096
SKF AB, B Shares	9,900	276,209
SSAB AB, Series A	4,300	67,469
Svenska Cellulosa AB	14,200	234,825
Svenska Handelsbanken AB, Series A	12,400	418,501
Swedbank AB, Class A (I)	22,950	404,300
Swedish Match AB	5,500	173,650
Tele2 AB, Series B	7,491	170,638
Telefonaktiebolaget LM Ericsson, B Shares	86,000	1,105,119
Teliasonera AB	57,500	482,851
Volvo AB, Series B (I)	36,300	627,941

		9,507,304
Switzerland - 5.37%
ABB, Ltd. (I)	64,456	1,579,394
Actelion, Ltd. (I)	3,193	177,388
Adecco SA	3,694	248,631
Aryzta AG	2,560	119,557
Baloise Holding AG	1,476	159,578
Compagnie Financiere Richemont SA	15,015	860,903
Credit Suisse Group AG	32,054	1,481,940
GAM Holding, Ltd. (I)	7,098	128,419
Geberit AG	1,173	253,111
Givaudan AG	248	247,117
Holcim, Ltd.	6,985	513,884
Julius Baer Group, Ltd.	5,999	269,094
Kuehne & Nagel International AG	1,655	222,425
Lindt & Spruengli AG	29	80,586
Lindt & Spruengli AG (REG)	4	125,309
Logitech International SA (I)(L)	5,501	104,604
Lonza Group AG	1,540	130,468
Nestle SA	94,822	5,367,407
Nobel Biocare Holding AG	4,707	90,521
Novartis AG	57,854	3,249,037
Pargesa Holding SA, ADR	1,287	118,794
Roche Holdings AG	19,280	2,906,981
Schindler Holding AG	1,540	173,487
Schindler Holding AG (REG)	700	79,395
SGS SA	163	283,547
Sika AG	61	130,761
Sonova Holding AG	1,608	213,832
Straumann Holding AG	338	83,036
Swatch Group AG	1,337	104,043
Swiss Life Holding (I)	1,102	182,131
Swiss Reinsurance Company, Ltd.	9,954	610,011
Swisscom AG	731	322,968
Syngenta AG	2,635	885,596
Synthes AG	1,791	245,744
The Swatch Group AG, BR Shares	896	381,995
Transocean, Ltd. (I)	8,966	738,057
UBS AG (Swiss Exchange) (I)	99,779	1,982,767
Zurich Financial Services AG	4,160	1,207,390

		26,059,908
Taiwan - 1.99%
Acer, Inc.	57,177	138,722
Advanced Semiconductor Engineering, Inc. (I)	103,723	117,279
Advantech Company, Ltd. (I)	1,519	4,198
Asia Cement Corp. (I)	29,469	29,679
Asustek Computer, Inc.	12,110	110,450
AU Optronics Corp. (I)	222,701	202,871
Catcher Technology Company, Ltd. (I)	8,657	36,311
Cathay Financial Holdings Company, Ltd.	179,137	287,960
Chang Hwa Commercial Bank, Ltd. (I)	82,000	60,885

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd. (I)	17,002	$34,241
Cheng Uei Precision
Industry Company, Ltd. (I)	2,690	5,162
Chimei Innolux Corp. (I)	93,681	99,909
China Airlines, Ltd.	19,577	12,757
China Development
Financial Holdings Corp. (I)	181,145	69,725
China Steel Corp.	291,239	329,041
Chinatrust Financial
Holding Company, Ltd. (I)	193,334	151,769
Chunghwa Picture Tubes, Ltd. (I)	53,201	7,167
Chunghwa Telecom Company, Ltd.	109,550	324,324
CMC Magnetics Corp. (I)	29,000	6,859
Compal Electronics, Inc. (I)	127,510	149,832
Delta Electronics, Inc.	52,893	220,853
E.Sun Financial Holding Company, Ltd. (I)	67,941	41,803
Epistar Corp.	8,946	30,897
Eternal Chemical Company, Ltd.	3,520	3,766
EVA Airways Corp. (I)	17,181	15,534
Evergreen Marine Corp. (I)	11,000	9,734
Everlight Electronics Company, Ltd.	2,177	6,116
Far Eastern Department
Stores Company, Ltd. (I)	6,651	10,081
Far Eastern New Century Corp. (I)	57,267	89,438
Far EasTone
Telecommunications Company, Ltd.	30,463	43,603
First Financial Holding Company, Ltd. (I)	108,235	88,787
Formosa Chemicals & Fibre Corp. (I)	82,710	282,428
Formosa Petrochemical Corp. (I)	26,780	81,170
Formosa Plastic Corp. (I)	106,600	357,928
Formosa Taffeta Company, Ltd. (I)	9,000	8,356
Foxconn Technology Company, Ltd.	14,580	52,196
Fubon Financial Holding Company, Ltd.	122,843	155,992
HannStar Display Corp. (I)	63,921	11,592
Hon Hai Precision Industry Company, Ltd.	240,110	884,234
HTC Corp.	19,905	723,219
Hua Nan Financial Holdings Company, Ltd. (I)	66,915	47,625
Inotera Memories, Inc. (I)	5,395	2,851
Inventec Company, Ltd. (I)	30,748	15,856
KGI Securities Company, Ltd. (I)	23,000	11,111
Kinsus Interconnect Technology Corp. (I)	527	1,652
Largan Precision Company, Ltd. (I)	2,121	58,560
Lite-On Technology Corp. (I)	44,537	55,495
Macronix International Company, Ltd.	69,453	50,485
MediaTek, Inc. (I)	22,132	249,717
Mega Financial Holding Company, Ltd. (I)	171,000	123,769
Mitac International	8,691	3,901
Mosel Vitelic, Inc. (I)	372	189
Motech Industries, Inc. (I)	3,524	15,513
Nan Ya Plastics Corp.	134,180	389,003
Nan Ya Printed Circuit Board Corp. (I)	2,147	7,675
Nanya Technology Corp. (I)	26,856	14,403
Novatek Microelectronics Corp., Ltd. (I)	10,326	31,642
Pegatron Corp. (I)	32,596	38,600
Polaris Securities Company, Ltd. (I)	27,990	17,266
Pou Chen Corp. (I)	41,568	36,334
Powerchip Semiconductor Corp. (I)	105,639	22,636
Powertech Technology, Inc. (I)	11,607	40,590
President Chain Store Corp. (I)	7,952	33,193
Qisda Corp. (I)	12,400	7,476
Quanta Computer, Inc.	76,625	150,447
Realtek Semiconductor Corp. (I)	5,245	10,306
Richtek Technology Corp. (I)	1,212	9,580
Shin Kong Financial
Holding Company, Ltd. (I)	98,688	41,704

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Siliconware Precision Industries Company (I)	62,665	$86,598
SinoPac Holdings Company, Ltd. (I)	107,000	44,437
Synnex Technology International Corp. (I)	23,608	56,106
Taishin Financial Holdings Company, Ltd. (I)	73,475	38,343
Taiwan Cement Corp.	68,251	67,802
Taiwan Cooperative Bank (I)	68,310	51,790
Taiwan Fertilizer Company, Ltd.	16,000	50,095
Taiwan Glass Industrial Corp.	10,382	12,692
Taiwan Mobile Company, Ltd. (I)	41,802	93,494
Taiwan Semiconductor
Manufacturing Company, Ltd.	677,788	1,620,370
Tatung Company, Ltd. (I)	46,000	10,673
Teco Electric & Machinery Company, Ltd. (I)	15,000	8,820
Transcend Information, Inc. (I)	2,202	5,795
Tripod Technology Corp. (I)	8,542	38,215
Tung Ho Steel Enterprise Corp. (I)	6,424	6,798
U-Ming Marine Transport Corp. (I)	7,000	13,951
Uni-President Enterprises Corp.	81,078	103,561
Unimicron Technology Corp. (I)	17,513	32,500
United Microelectronics Corp.	366,729	190,735
Vanguard
International Semiconductor Corp. (I)	284	157
Wafer Works Corp. (I)	33	58
Walsin Lihwa Corp. (I)	39,000	20,720
Wan Hai Lines, Ltd. (I)	11,400	7,804
Wintek Corp. (I)	36,000	69,584
Wistron Corp.	40,074	71,492
WPG Holdings Company, Ltd. (I)	36,000	61,974
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp. (I)	7,609	6,447
Yuanta Financial Holdings Company, Ltd. (I)	135,825	93,549
Yulon Motor Company, Ltd. (I)	8,449	16,704

		9,665,711
Thailand - 0.36%
Advanced Info Service PLC	23,609	61,387
Bangkok Bank PCL	18,800	99,093
Bangkok Bank PCL	21,500	115,264
Bank of Ayudhya PCL	141,800	115,857
Banpu PCL	4,600	109,777
BEC World PCL (I)	18,400	20,160
C.P. Seven Eleven PCL	49,000	62,502
Charoen Pokphand Foods PCL	75,000	58,381
Glow Energy PCL	32,900	43,849
IRPC PCL	254,154	46,134
Kasikornbank PCL	20,900	80,930
Kasikornbank PCL (Foreign Shares)	31,800	126,419
Krung Thai Bank PCL	57,000	30,574
PTT Aromatics & Refining PCL	17,600	21,298
PTT Chemical PCL	6,700	31,555
PTT Exploration & Production PCL	30,706	182,780
PTT PCL, Foreign Shares	18,082	199,301
Siam Cement PCL, Foreign Shares	8,900	96,592
Siam Commercial Bank PCL	51,128	170,566
Thai Oil PCL	32,800	79,117

		1,751,536
Turkey - 0.30%
Akbank AS	32,773	153,261
Anadolu Efes Biracilik ve Malt Sanayii AS	4,278	57,805
Arcelik AS (I)	8,699	40,386
Asya Katilim Bankasi AS	6,656	10,737
BIM Birlesik Magazalar AS	1,820	57,242
Coca-Cola Icecek AS	2,683	29,702
Enka Insaat ve Sanayi AS	3,766	12,434

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari AS	14,415	$44,522
HACI Omer Sabanci Holding AS	13,543	54,365
KOC Holdings AS	20,858	87,378
Tupras Turkiye Petrol Rafine AS	4,261	106,039
Turk Hava Yollari AS	14,866	41,641
Turk Telekomunikasyon AS	19,775	88,034
Turkcell Iletisim Hizmetleri AS	22,046	123,643
Turkiye Garanti Bankasi AS	59,070	261,467
Turkiye Halk Bankasi AS	7,392	53,605
Turkiye Is Bankasi AS	46,664	145,253
Turkiye Vakiflar Bankasi Tao	18,789	45,444
Yapi ve Kredi Bankasi AS (I)	20,051	55,904

		1,468,862
Ukraine - 0.01%
Kernel Holding SA (I)	1,116	32,247
United Kingdom - 14.12%
3i Group PLC	28,003	142,145
Acergy SA	8,206	211,076
Admiral Group PLC	5,918	162,458
Aggreko PLC	7,665	180,273
AMEC PLC	9,715	183,797
Anglo American PLC	36,300	1,966,142
Antofagasta PLC	11,138	254,597
ARM Holdings PLC	37,147	373,925
Associated British Foods PLC (I)	10,500	164,946
AstraZeneca PLC (I)	39,437	1,922,933
Autonomy Corp. PLC (I)	6,492	173,660
Aviva PLC (I)	76,145	579,391
Babcock International Group PLC	11,127	101,464
BAE Systems PLC (I)	94,420	505,475
Balfour Beatty PLC	19,634	111,674
Barclays PLC	310,335	1,611,467
BG Group PLC (I)	92,947	2,267,622
BHP Billiton PLC	60,627	2,401,960
BP PLC	514,699	4,147,770
British American Tobacco PLC	54,892	2,196,710
British Land Company PLC (I)	25,516	242,465
British Sky Broadcasting Group PLC	31,653	404,930
BT Group PLC	209,382	624,131
Bunzl PLC	10,066	124,335
Burberry Group PLC	12,567	244,903
Cable & Wireless Worldwide	83,655	97,843
Cairn Energy PLC (I)	39,115	272,322
Capita Group PLC	17,738	209,183
Capital Shopping Centres Group PLC	14,088	90,526
Carnival PLC	5,065	226,721
Centrica PLC	138,437	766,319
Cobham PLC	35,242	129,177
Compass Group PLC (I)	50,278	452,303
Diageo PLC	68,047	1,330,418
Eurasian Natural Resources Corp.	6,777	106,206
FirstGroup PLC	14,769	87,566
Fresnillo PLC	5,520	143,643
G4S PLC	41,170	176,927
GlaxoSmithKline PLC (I)	142,524	2,739,793
Hammerson PLC	20,923	158,505
Home Retail Group PLC	26,830	96,273
HSBC Holdings PLC (I)	481,754	5,302,202
ICAP PLC	16,745	141,732
Imperial Tobacco Group PLC (I)	28,310	909,683
Inmarsat PLC	11,514	125,519
Intercontinental Hotels Group PLC	8,230	182,982
International Consolidated
Airlines Group SA (I)	16,241	59,122

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
International Consolidated
Airlines Group SA (I)	15,178	$55,369
International Power PLC	41,570	225,889
Intertek Group PLC	4,576	134,181
Invensys PLC	23,595	136,273
Investec PLC	14,646	112,554
ITV PLC	111,100	157,862
J Sainsbury PLC	34,952	215,878
Johnson Matthey PLC	6,034	182,248
Kazakhmys PLC	6,369	149,419
Kingfisher PLC	66,652	275,501
Land Securities Group PLC	21,765	271,645
Legal & General Group PLC	159,191	307,355
Lloyds Banking Group PLC	1,111,761	1,121,949
London Stock Exchange Group PLC (L)	3,888	56,868
Lonmin PLC, ADR	4,896	146,390
Man Group PLC	50,165	234,218
Marks & Spencer Group PLC	44,462	250,329
National Grid PLC	95,794	890,969
Next PLC	5,337	171,665
Old Mutual PLC	153,590	328,217
Pearson PLC (I)	22,175	379,050
Petrofac, Ltd.	7,462	168,951
Pharmstandard (I)	1,827	51,521
PIK Group, GDR (I)	5,907	26,345
Prudential PLC	69,042	797,459
Randgold Resources, Ltd. (I)	2,562	207,418
Reckitt Benckiser Group PLC	16,696	860,460
Reed Elsevier PLC	33,773	301,575
Resolution, Ltd. (I)	42,595	200,534
Rexam PLC	26,039	154,701
Rio Tinto PLC (I)	39,775	2,805,626
Rolls-Royce Group PLC (I)	51,316	514,681
Royal Bank of Scotland Group PLC (I)	469,398	345,455
Royal Dutch Shell PLC	97,197	3,498,697
Royal Dutch Shell PLC, B Shares	74,017	2,644,872
RSA Insurance Group PLC (I)	93,233	212,550
SABMiller PLC (I)	26,416	889,715
Sage Group PLC	37,334	172,503
Schroders PLC (I)	3,576	104,098
Scottish & Southern Energy PLC	25,385	511,230
Segro PLC	23,069	120,728
Serco Group PLC	14,226	125,906
Severn Trent PLC	6,981	168,932
Smith & Nephew PLC (I)	24,856	287,854
Smiths Group PLC	11,234	244,710
Standard Chartered PLC (I)	64,238	1,698,469
Standard Life PLC	64,633	251,314
Tesco PLC (I)	221,502	1,456,771
The Weir Group PLC	5,932	165,214
Thomas Cook Group PLC	22,378	68,768
TUI Travel PLC	14,575	57,446
Tullow Oil PLC	23,760	554,556
Unilever PLC	35,581	1,055,784
United Utilities Group PLC	19,583	188,649
Vedanta Resources PLC	3,138	122,842
Vodafone Group PLC	1,442,581	4,093,335
Whitbread PLC	5,197	150,530
William Morrison Supermarket PLC	60,249	271,304
Wolseley PLC (I)	7,975	277,517
WPP PLC	34,321	472,155
Xstrata PLC	55,914	1,276,214

		68,486,432

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 0.05%
Southern Copper Corp.	5,473	$231,617

TOTAL COMMON STOCKS (Cost $357,785,975)		$451,000,428

PREFERRED SECURITIES - 2.38%
Brazil - 1.97%
AES Tiete SA	3,800	52,530
Banco Bradesco SA	51,826	996,774
Banco do Estado do Rio Grande do Sul SA	3,499	38,275
Bradespar SA	7,300	189,454
Brasil Telecom SA	9,780	73,770
Braskem SA, A Shares (I)	6,600	80,447
Centrais Eletricas Brasileiras SA	5,700	103,668
Cia Paranaense de Energia	3,800	95,468
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (I)	2,139	79,451
Companhia de Bebidas das Americas	36,215	962,077
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	37,351
Companhia Energetica de Minas Gerais	9,464	157,278
Companhia Energetica de Sao Paulo	3,764	61,761
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,924	37,120
Fertilizantes Fosfatados SA (I)	3,600	38,363
Gerdau SA	18,260	241,338
Gol Linhas Aereas Inteligentes SA	4,300	56,909
Investimentos Itau SA	60,330	440,201
Itau Unibanco Holding SA	61,981	1,378,349
Klabin SA	15,000	55,536
Lojas Americanas SA	6,600	53,155
Metalurgica Gerdau SA	8,800	136,670
Petroleo Brasileiro SA	111,486	1,915,056
Suzano Papel e Celulose SA	7,275	62,134
Tam SA	2,590	54,562
Tele Norte Leste Participacoes SA	7,000	109,178
Telemar Norte Leste SA	1,000	29,024
Tim Participacoes SA	23,740	90,035
Usinas Siderurgicas de Minas Gerais SA	13,484	153,982
Vale SA	53,382	1,591,386
Vivo Participacoes SA	4,399	157,844

		9,529,146
Germany - 0.31%
Bayerische Motoren Werke AG	1,706	91,923
Henkel AG & Company KGaA	4,958	298,859
Porsche Automobil Holding SE	2,429	192,417
ProSiebenSat.1 Media AG	2,468	79,833
RWE AG	1,274	81,924
Volkswagen AG	4,583	777,167

		1,522,123
Korea - 0.01%
LG Chem, Ltd.	290	36,386
South Korea - 0.09%
Hyundai Motor Company, Ltd.	560	29,515
Hyundai Motor Company, Ltd.
-2nd Preferred (I)	1,210	67,570
LG Electronics, Inc. (I)	830	30,506
Samsung Electronics Company, Ltd.	570	307,479

		435,070

TOTAL PREFERRED SECURITIES (Cost $8,336,632)		$11,522,725

RIGHTS - 0.00%
Immofinanz AG (Expiration Date: 3/2/11,
Strike Price: EUR 4.12) (I)(L)	30,022	$0

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Tele Norte Leste Participacoes SA (Expiration
Date: 3/24/11, Strike Price: BRL 28.27) (I)	2,416	$58
Tele Norte Leste Participacoes SA (Expiration
Date: 3/24/11, Strike Price: BRL 28.27) (I)	6,764	122
Telemar Norte Leste SA (Expiration Date:
3/22/11, Strike Price: BRL 1000.00) (I)	1	0
Telemar Norte Leste SA (Expiration Date:
3/24/11, Strike Price: BRL 50.71) (I)	888	43
TeliaSonera AB (Expiration Date: 3/25/11,
Strike Price: SEK 62.00) (I)	57,500	2,837
Wharf Holdings, Ltd. (Expiration Date:
03/11/11, Strike Price: HKD 36.50) (I)	3,762	7,028

TOTAL RIGHTS (Cost $2,692)		$10,088

WARRANTS - 0.00%
Kinross Gold Corp. (Expiration Date: 9/17/14,
Strike Price: USD $21.30) (I)	638	1,819
Mediobanca SPA (Expiration Date: 3/18/11,
Strike Price: EUR 9.00) (I)	9,525	28
UBI Banca SCPA (Expiration Date: 6/30/11,
Strike Price: EUR 12.30) (I)	23,168	61

TOTAL WARRANTS (Cost $3,040)		$1,908

SECURITIES LENDING COLLATERAL - 2.03%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	984,178	9,849,059

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,848,432)		$9,849,059

SHORT-TERM INVESTMENTS - 2.03%
Short-Term Securities* - 2.03%
AIM Short-Term Investment Trust, 0.140%	9,837,988	$9,837,988

TOTAL SHORT-TERM INVESTMENTS (Cost $9,837,988)		$9,837,988

Total Investments (International Equity Index Fund)
(Cost $385,814,759) - 99.45%		$482,222,196
Other assets and liabilities, net - 0.55%		2,643,999

TOTAL NET ASSETS - 100.00%		$484,866,195

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 93.22%
Australia - 6.12%
BHP Billiton, Ltd.	76,937	$3,634,860
Cochlear, Ltd.	21,899	1,730,799
CSL, Ltd.	47,720	1,734,034
QBE Insurance Group, Ltd.	72,560	1,346,631
WorleyParsons, Ltd.	89,415	2,764,015

		11,210,339
Belgium - 1.54%
Anheuser-Busch InBev NV	50,317	2,811,907
Brazil - 2.51%
Banco Bradesco SA, ADR	150,604	2,948,826
Petroleo Brasileiro SA, SADR	46,864	1,648,207

		4,597,033
Canada - 5.64%
Canadian National Railway Company	12,463	911,555
Canadian Natural Resources, Ltd.	37,403	1,883,721
Cenovus Energy, Inc.	47,325	1,838,834

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
EnCana Corp.	35,359	$1,149,336
Fairfax Financial Holdings, Ltd.	3,372	1,306,665
Suncor Energy, Inc.	43,637	2,050,811
Talisman Energy, Inc.	47,712	1,184,022

		10,324,944
China - 1.43%
Industrial & Commercial Bank of China, Ltd.	3,414,000	2,625,311
Denmark - 1.73%
Novo Nordisk A/S	25,189	3,171,601
France - 6.53%
BNP Paribas	29,959	2,341,631
Cap Gemini SA	28,512	1,665,448
Compagnie Generale des Etablissements
Michelin, Class B	11,515	938,215
Danone SA	33,370	2,091,501
Eutelsat Communications	29,081	1,160,079
Lafarge SA	14,594	884,866
Publicis Groupe SA	18,907	1,078,599
Total SA	29,354	1,801,021

		11,961,360
Germany - 6.04%
Adidas AG	34,461	2,211,242
Bayer AG	23,945	1,856,695
Bayerische Motoren Werke (BMW) AG	28,103	2,279,210
Fresenius Medical Care AG	26,862	1,777,300
Puma AG	3,299	981,028
SAP AG	32,414	1,955,666

		11,061,141
Hong Kong - 1.87%
Hutchison Whampoa, Ltd.	190,000	2,248,238
Li & Fung, Ltd.	194,000	1,179,335

		3,427,573
India - 1.71%
Bharat Heavy Electricals, Ltd.	17,240	768,006
Infosys Technologies, Ltd., ADR	35,501	2,367,917

		3,135,923
Ireland - 2.09%
Shire PLC	135,507	3,836,636
Israel - 1.76%
Teva Pharmaceutical Industries, Ltd., SADR	64,235	3,218,174
Japan - 8.90%
Canon, Inc.	32,900	1,591,195
Denso Corp.	43,600	1,634,026
Fanuc, Ltd.	13,500	2,101,363
Keyence Corp.	6,300	1,718,326
Komatsu, Ltd.	52,900	1,620,515
Nidec Corp.	38,800	3,615,225
Toyota Motor Corp.	39,800	1,856,740
Yamada Denki Company, Ltd.	28,360	2,165,137

		16,302,527
Mexico - 3.53%
America Movil SAB de CV, Series L, ADR	58,971	3,386,115
Fomento Economico Mexicano SAB de CV	24,769	1,392,761
Grupo Televisa SA, SADR (I)	71,665	1,692,727

		6,471,603
Netherlands - 4.18%
Koninklijke (Royal) KPN NV	111,863	1,811,361
Koninklijke Ahold NV	132,479	1,778,827
TNT NV	64,095	1,681,360
Unilever NV	53,374	1,610,892

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Netherlands (continued)
Vimpelcom, Ltd., ADR	55,132	$778,464

		7,660,904
Philippines - 0.81%
Philippine Long Distance Telephone Company	30,005	1,488,133
Russia - 1.21%
Gazprom OAO, SADR (London Exchange)	75,479	2,225,417
Singapore - 2.76%
Keppel Corp., Ltd.	337,000	2,998,612
United Overseas Bank, Ltd.	145,000	2,062,750

		5,061,362
South Korea - 2.11%
Hyundai Mobis (I)	10,389	2,431,171
NHN Corp. (I)	8,567	1,440,570

		3,871,741
Sweden - 2.48%
Ericsson (LM), Series B	121,342	1,559,272
Kinnevik Investment AB (I)	42,270	948,488
Swedbank AB, Class A (I)	36,640	645,470
Volvo AB, Series B (I)	80,269	1,388,545

		4,541,775
Switzerland - 6.77%
ABB, Ltd. (I)	30,956	758,528
Julius Baer Group, Ltd.	35,735	1,602,945
Nestle SA	54,978	3,112,035
Novartis AG	44,101	2,476,680
Roche Holdings AG	15,367	2,316,991
Syngenta AG (I)	6,360	2,137,529

		12,404,708
Taiwan - 2.11%
Hon Hai Precision Industry Company, Ltd.	388,000	1,428,857
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,017,000	2,431,316

		3,860,173
Turkey - 0.68%
Akbank T.A.S.	267,893	1,252,784
United Kingdom - 18.71%
BG Group PLC (I)	112,763	2,751,073
British American Tobacco PLC	58,320	2,333,896
Centrica PLC	463,201	2,564,051
Compass Group PLC	356,385	3,206,057
Imperial Tobacco Group PLC	105,452	3,388,482
Informa PLC	244,186	1,724,894
International Power PLC	434,271	2,359,802
Kingfisher PLC	406,000	1,678,172
Next PLC	51,113	1,644,053
Reckitt Benckiser Group PLC	20,841	1,074,080
Reed Elsevier PLC	207,185	1,850,053
Royal Dutch Shell PLC, B Shares	55,022	1,966,118
Smith & Nephew PLC	73,606	852,421
Tesco PLC	360,362	2,370,023
Vodafone Group PLC	938,097	2,661,858
WPP PLC	134,489	1,850,167

		34,275,200

TOTAL COMMON STOCKS (Cost $156,980,281)		$170,798,269

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

SHORT-TERM INVESTMENTS - 6.81%
Short-Term Securities* - 6.81%
State Street Institutional Liquid Reserves
Fund, 0.2053%	12,474,394	$12,474,394

TOTAL SHORT-TERM INVESTMENTS (Cost $12,474,394)		$12,474,394

Total Investments (International Growth Stock Fund)
(Cost $169,454,675) - 100.03%		$183,272,663
Other assets and liabilities, net - (0.03%)		(54,084)

TOTAL NET ASSETS - 100.00%		$183,218,579

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.31%
Argentina - 1.07%
MercadoLibre, Inc. (I)	125,575	$8,260,324
Belgium - 2.63%
Anheuser-Busch InBev NV	362,867	20,278,399
Brazil - 7.02%
Anhanguera Educacional Participacoes SA	227,000	5,075,370
BR Malls Participacoes SA	1,642,400	15,646,135
OGX Petroleo e Gas Participacoes SA (I)	2,863,838	33,478,572

		54,200,077
Canada - 3.76%
Canadian National Railway Company	271,769	19,912,515
Teck Resources, Ltd.	164,170	9,082,536

		28,995,051
China - 2.29%
Baidu, Inc., SADR (I)	60,429	7,321,578
SINA Corp. (I)	127,089	10,379,359

		17,700,937
Denmark - 4.53%
Novo Nordisk A/S	159,068	20,028,594
Novozymes A/S, B Shares	50,708	7,089,146
Pandora A/S (I)	135,146	7,863,673

		34,981,413
France - 8.15%
Accor SA	255,308	12,022,243
BNP Paribas	130,532	10,202,536
Pernod-Ricard SA	86,239	7,948,984
Publicis Groupe SA	218,479	12,463,700
Schneider Electric SA	122,644	20,285,326

		62,922,789
Germany - 8.07%
Adidas AG	134,599	8,636,749
BASF SE	295,085	24,536,697
Siemens AG	116,988	15,752,204
ThyssenKrupp AG	322,204	13,412,812

		62,338,462
Hong Kong - 5.61%
CNOOC, Ltd.	3,587,600	8,161,978
Hang Lung Properties, Ltd.	2,186,000	9,317,330
Li & Fung, Ltd.	4,256,000	25,872,429

		43,351,737
India - 2.00%
ICICI Bank, Ltd., SADR	356,852	15,473,103

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 14.87%
Canon, Inc.	232,000	$11,220,585
Daikin Industries, Ltd.	134,005	4,550,709
Dena Company, Ltd.	240,400	9,281,218
FamilyMart Company, Ltd.	257,500	9,746,705
Fanuc, Ltd.	80,000	12,452,524
Honda Motor Company, Ltd.	439,600	19,167,079
Komatsu, Ltd.	619,700	18,983,614
Marubeni Corp.	1,820,000	13,964,865
Sumitomo Realty &
Development Company, Ltd.	290,000	7,795,402
Yamada Denki Company, Ltd.	100,630	7,682,572

		114,845,273
Luxembourg - 1.52%
Millicom International Cellular SA	134,169	11,753,204
Netherlands - 5.23%
ASML Holding NV	308,183	13,369,185
LyondellBasell Industries, Class A (I)	374,235	14,250,869
Sensata Technologies Holding NV (I)	384,584	12,729,730

		40,349,784
South Africa - 1.90%
Naspers, Ltd., SADR	255,548	14,690,069
Spain - 4.18%
Banco Bilbao Vizcaya Argentaria SA	609,337	7,528,317
Criteria Caixacorp SA	830,487	6,010,580
Inditex SA	259,035	18,745,805

		32,284,702
Sweden - 1.03%
Assa Abloy AB, Series B	283,360	7,930,359
Switzerland - 7.13%
Julius Baer Group, Ltd.	264,640	11,870,807
Nestle SA	360,664	20,415,420
The Swatch Group AG, BR Shares	53,402	22,767,053

		55,053,280
United Kingdom - 12.85%
ARM Holdings PLC	906,795	9,127,880
Barclays PLC	3,480,236	18,071,718
HSBC Holdings PLC	408,612	4,497,199
Reckitt Benckiser Group PLC	166,010	8,555,637
Rolls-Royce Group PLC (I)	867,342	8,699,128
Standard Chartered PLC	505,786	13,373,113
Tesco PLC	2,079,628	13,677,266
Tullow Oil PLC	506,394	11,819,187
Xstrata PLC	500,073	11,413,958

		99,235,086
United States - 2.47%
Citigroup, Inc. (I)	4,072,691	19,060,194

TOTAL COMMON STOCKS (Cost $577,584,709)		$743,704,243

SHORT-TERM INVESTMENTS - 3.18%
Short-Term Securities* - 3.18%
State Street Institutional Investment Treasury
Money Market Fund, 0.0453%	$24,591,073	$24,591,073

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
State Street Institutional Treasury Plus Money
Market Fund, 0.0447%	$64	$64

		24,591,137

TOTAL SHORT-TERM INVESTMENTS (Cost $24,591,137)		$24,591,137

Total Investments (International Opportunities Fund)
(Cost $602,175,846) - 99.49%		$768,295,380
Other assets and liabilities, net - 0.51%		3,902,383

TOTAL NET ASSETS - 100.00%		$772,197,763

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.14%
Australia - 7.01%
Billabong International, Ltd.	714,567	$6,186,123
Downer EDI, Ltd.	1,276,189	5,103,108
Emeco Holdings, Ltd.	6,312,426	7,459,130
Pacific Brands, Ltd. (I)	4,747,577	4,319,699
PaperlinX, Ltd. (I)	3,944,547	1,819,451

		24,887,511
Austria - 2.12%
Wienerberger Baustoffindustrie AG (I)(L)	362,905	7,506,162
Bahamas - 1.85%
Steiner Leisure, Ltd. (I)	138,970	6,553,825
Belgium - 1.84%
Barco NV (I)	84,270	6,512,830
Canada - 10.50%
ATS Automation Tooling Systems, Inc. (I)	837,060	6,031,002
Canaccord Capital, Inc.	676,106	10,703,012
Dorel Industries, Inc., Class B	150,200	4,885,307
Genworth MI Canada, Inc.	169,400	4,601,375
HudBay Minerals, Inc.	212,100	3,678,539
Mullen Group, Ltd.	345,300	7,360,571

		37,259,806
China - 3.08%
People’s Food Holdings, Ltd.	7,679,704	4,704,546
Sinotrans, Ltd., Class H	17,808,000	4,860,528
Travelsky Technology, Ltd.	1,485,539	1,353,780

		10,918,854
Finland - 2.88%
Amer Sports OYJ	495,068	6,578,608
Huhtamaki OYJ	260,656	3,625,110

		10,203,718
Germany - 1.24%
Jenoptik AG (I)	552,685	4,402,571
Greece - 1.82%
Alapis Holding Industrial & Commercial SA	1,302,727	896,598
Athens Stock Exchange SA	592,189	5,569,932

		6,466,530
Hong Kong - 7.73%
Dah Sing Financial Group	1,074,374	6,903,026
Fountain SET Holdings, Ltd.	8,483,425	1,474,108
Giordano International, Ltd.	8,202,365	4,162,392
Lerado Group Holding Company, Ltd.	6,547,682	1,095,651

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Stella International Holdings, Ltd.	2,648,500	$5,433,482
Texwinca Holdings, Ltd.	3,140,907	3,178,916
Yue Yuen Industrial Holdings, Ltd.	1,637,140	5,174,228

		27,421,803
Japan - 7.24%
Asics Corp.	53,000	711,297
Descente, Ltd.	807,860	4,149,997
En-Japan, Inc.	2,257	3,770,210
Kobayashi Pharmaceutical Company, Ltd.	126,800	6,150,741
Meitec Corp. (I)	78,111	1,732,042
Shinko Plantech Company, Ltd.	469,700	5,036,098
USS Company, Ltd.	51,080	4,135,294

		25,685,679
Liechtenstein - 1.15%
Verwaltungs & Privat Bank AG	33,515	4,065,709
Netherlands - 7.57%
Aalberts Industries NV	176,091	3,752,963
Arcadis NV (L)	150,800	3,605,419
Mediq NV	315,085	5,822,437
SBM Offshore NV	134,586	3,377,152
TKH Group NV	276,579	6,621,062
USG People NV (I)	180,304	3,689,161

		26,868,194
Norway - 1.51%
Tomra Systems ASA	758,890	5,351,500
Singapore - 0.11%
Huan Hsin Holdings, Ltd. (I)	2,502,298	403,343
South Korea - 4.95%
Binggrae Company, Ltd.	58,460	3,169,096
Busan Bank (I)	283,930	3,418,581
Daegu Bank	200,600	2,721,661
Intops Company, Ltd. (I)	86,071	1,563,104
Sindoh Company, Ltd.	80,243	3,581,286
Youngone Corp.	290,900	3,104,587

		17,558,315
Spain - 2.62%
Antena 3 de Television SA (I)(L)	515,778	5,002,786
Sol Melia SA (L)	391,218	4,298,116

		9,300,902
Sweden - 1.04%
D Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	3,679,338

		3,679,338
Switzerland - 3.33%
Panalpina Welttransport Holding AG (I)	65,410	8,476,826
Vontobel Holding AG	89,146	3,350,028

		11,826,854
Taiwan - 5.45%
D-Link Corp.	1,621,668	1,414,820
Giant Manufacturing Company, Ltd.	988,746	3,713,747
KYE System Corp.	3,198,066	2,369,813
Ta Chong Bank Company, Ltd. (I)	15,644,000	5,855,542
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,702,272
Test-Rite International Company, Ltd.	6,015,299	4,269,395

		19,325,589
Thailand - 3.46%
Bank of Ayudhya PCL	8,190,800	6,692,225
Glow Energy PCL	2,703,888	3,603,710

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Total Access Communication PCL	1,520,060	$1,976,078

		12,272,013
United Kingdom - 11.73%
Bellway PLC	608,356	6,654,152
Bodycote PLC	786,785	3,903,487
Bovis Homes Group PLC (I)	909,300	6,813,065
Fiberweb PLC	3,126,880	5,209,816
Future PLC	5,278,067	2,358,162
Game Group PLC	2,392,366	2,377,323
Henderson Group PLC (L)	2,761,970	7,225,778
Persimmon PLC	923,715	7,068,789

		41,610,572
United States - 1.91%
MF Global Holdings, Ltd. (I)(L)	783,700	6,794,679

TOTAL COMMON STOCKS (Cost $254,473,202)		$326,876,297

SECURITIES LENDING COLLATERAL - 6.75%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	2,392,813	23,945,841

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,944,351)		$23,945,841

SHORT-TERM INVESTMENTS - 7.55%
Short-Term Securities* - 7.55%
Bank of Montreal Time Deposit,
0.130% 03/01/2011	$6,800,000	$6,800,000
BNP Paribas Time Deposit,
0.160%, 03/01/2011	10,000,000	10,000,000
Royal Bank of Canada Time
Deposit, 0.160%,03/01/2020	10,000,000	10,000,000

		26,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,800,000)		$26,800,000

Total Investments (International Small Cap Fund)
(Cost $305,217,553) - 106.44%		$377,622,138
Other assets and liabilities, net - (6.44%)		(22,839,755)

TOTAL NET ASSETS - 100.00%		$354,782,383

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.41%
Australia - 8.34%
Acrux, Ltd. (I)	23,000	$79,899
Adamus Resources, Ltd. (I)	26,750	20,178
Adelaide Brighton, Ltd.	62,951	212,557
Aditya Birla Minerals, Ltd. (I)	40,783	55,951
AED Oil, Ltd. (I)	18,722	5,830
AJ Lucas Group, Ltd.	6,727	15,938
Alchemia, Ltd. (I)	25,636	19,076
Alesco Corp., Ltd.	12,775	41,287
Alkane Resources, Ltd. (I)	7,000	8,420
Alliance Resources, Ltd. (I)	40,937	17,116
Amalgamated Holdings, Ltd.	18,031	114,569
Amcom Telecommunications, Ltd. (I)	85,249	26,852
Ansell, Ltd.	23,019	322,754
Anvil Mining, Ltd. (I)	12,049	74,535
APA Group, Ltd.	45,473	187,692

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
APN News & Media, Ltd. (I)	66,903	$119,828
Arafura Resources, Ltd. (I)	12,692	16,238
ARB Corp., Ltd.	8,257	64,377
Aristocrat Leisure, Ltd.	10,940	35,538
ASG Group, Ltd. (I)	7,517	7,838
Atlas Iron, Ltd. (I)(L)	92,982	367,831
Aurora Oil and Gas, Ltd. (I)	6,740	22,750
Ausdrill, Ltd.	9,877	35,629
Ausenco, Ltd.	8,453	28,117
Austal, Ltd.	12,569	38,207
Austar United Communications, Ltd. (I)	82,457	97,163
Austbrokers Holdings, Ltd (I)	635	3,805
Austereo Group, Ltd. (I)	23,062	48,351
Austin Engineering, Ltd.	1,745	8,225
Australian Agricultural Company, Ltd.	21,026	35,386
Australian Infrastructure Fund (I)	82,078	163,869
Australian Pharmaceutical Industries, Ltd.	56,375	23,055
Australian Worldwide Exploration, Ltd. (I)	56,285	95,177
Automotive Holdings Group	22,990	65,306
AVJennings, Ltd.	32,942	18,091
Azumah Resources, Ltd. (I)	6,903	4,100
Bc Iron, Ltd. (I)	7,691	24,049
Beach Energy, Ltd.	162,875	156,681
Becton Property Group (I)	11,935	572
Bendigo Mining, Ltd. (I)	20,172	3,390
Berkeley Resources, Ltd. (I)	4,742	7,129
Biota Holdings, Ltd. (I)	39,986	43,950
Blackmores, Ltd.	1,614	51,852
Boart Longyear Group	78,496	372,088
Boom Logistics, Ltd.	42,444	16,696
Bow Energy, Ltd. (I)	55,754	64,294
Bradken, Ltd.	33,160	279,166
Breville Group, Ltd.	19,121	70,231
Brickworks, Ltd.	5,184	59,490
Brockman Resources, Ltd. (I)	13,981	78,744
Cabcharge Australia, Ltd. (I)	20,355	116,480
Campbell Brothers, Ltd.	8,374	362,626
Cape Lambert Iron Ore, Ltd. (I)	117,043	74,388
Cardno, Ltd.	10,710	66,551
Carnarvon Petroleum, Ltd. (I)	59,353	21,598
Cash Converters International, Ltd.	16,548	14,787
Catalpa Resources, Ltd. (I)	31,172	49,264
Cellestis, Ltd.	9,557	26,158
Centamin Egypt, Ltd. (I)	55,536	107,280
Ceramic Fuel Cells, Ltd. (I)	126,217	16,887
Challenger Financial Services Group, Ltd.	35,717	185,490
Chemgenex Pharmaceuticals, Ltd. (I)	16,902	7,312
Clough, Ltd.	23,830	20,771
Coal of Africa, Ltd. (I)	39,262	56,615
Coalspur Mines, Ltd. (I)	27,065	53,351
Cockatoo Coal, Ltd. (I)	87,990	46,540
Codan, Ltd.	4,533	6,325
Coffey International, Ltd. (I)	17,660	14,405
Comdek, Ltd. (I)	9,069	6,747
Compass Resources, Ltd. (I)	15,577	2,379
ConnectEast Group	482,830	217,431
Conquest Mining, Ltd. (I)	63,601	37,020
Consolidated Media Holdings, Ltd.	37,958	116,493
Count Financial, Ltd.	16,149	20,698
Crane Group, Ltd. (I)	17,317	173,794
CuDeco, Ltd. (I)	21,846	79,393
Customers, Ltd.	9,594	15,126
Decmil Group, Ltd. (I)	7,369	20,664
Deep Yellow, Ltd. (I)	56,297	17,744
Discovery Metals, Ltd. (I)	77,427	99,898

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Domino’s Pizza Enterprises, Ltd.	456	$2,910
Dragon Mining, Ltd. (I)	2,230	3,378
Duet Group	151,201	251,080
Duluxgroup, Ltd.	33,091	93,923
Eastern Star Gas, Ltd. (I)	95,905	69,262
Elders, Ltd.	40,650	21,504
Emeco Holdings, Ltd.	73,594	86,963
Energy World Corp., Ltd. (I)	112,377	46,158
Envestra, Ltd.	83,714	53,066
Extract Resources, Ltd. (I)	11,558	109,367
Ferraus, Ltd. (I)	6,068	0
Ferraus, Ltd. (I)(L)	36,238	34,018
FKP Property Group, Ltd.	81,531	71,811
Fleetwood Corp., Ltd. (I)	5,897	81,108
FlexiGroup, Ltd.	75,857	145,552
Flight Centre, Ltd.	8,110	183,308
Forest Enterprises Australia, Ltd. (I)	29,109	0
Forge Group, Ltd.	8,127	53,131
Galaxy Resources, Ltd. (I)	10,898	16,183
Geodynamics, Ltd. (I)	31,447	11,251
Gindalbie Metals, Ltd. (I)	44,120	50,737
Goodman Fielder, Ltd.	238,200	303,203
GrainCorp., Ltd.	31,091	233,902
Grange Resources Corp., Ltd. (I)	43,931	33,358
Great Southern Plantations, Ltd. (I)	47,114	0
GUD Holdings, Ltd.	10,707	100,984
Gujarat NRE Coking Coal, Ltd. (I)	20,803	14,523
Gunns, Ltd. (I)	100,882	54,989
GWA International, Ltd. (I)	27,947	95,924
Hastie Group, Ltd.	31,448	29,617
Heron Resources, Ltd. (I)	9,000	1,795
Hills Industries, Ltd. (I)	27,614	48,946
Horizon Oil, Ltd. (I)	97,753	34,963
IBA Health, Ltd.	53,725	3,178
iiNET, Ltd. (I)	9,172	23,439
Imdex, Ltd.	25,905	48,800
IMFAustralia, Ltd. (I)	16,845	28,563
Independence Group NL	14,124	99,008
Indophil Resources NL (I)	41,044	30,199
Industrea, Ltd.	51,733	70,778
Infigen, Ltd.	70,305	25,996
Infomedia, Ltd.	45,314	12,013
Inter Citic Minerals, Inc. (I)	13,600	26,877
International Ferro Metals, Ltd. (I)	582	216
Intrepid Mines, Ltd. (I)	43,561	95,688
Invocare, Ltd.	12,728	97,448
IOOF Holdings, Ltd. (I)	29,308	233,079
Iress Market Technology, Ltd. (L)	17,791	163,371
Iron Ore Holdings, Ltd. (I)	4,139	7,745
Ivanhoe Australia, Ltd. (I)	26,052	86,413
Jabiru Metals, Ltd. (I)	30,000	25,604
Kagara Zinc, Ltd. (I)	47,616	36,453
Karoon Gas Australia, Ltd. (I)	19,998	143,432
Kimberley Metals, Ltd. (I)	8,314	2,067
Kingsgate Consolidated, Ltd.	21,020	202,803
Kingsrose Mining, Ltd. (I)	6,159	8,549
Linc Energy, Ltd.	50,055	144,405
Liquefied Natural Gas, Ltd. (I)	19,165	11,169
Lynas Corp., Ltd. (I)	139,946	281,891
Macmahon Holdings, Ltd.	85,483	50,421
Mantra Resources, Ltd. (I)	10,258	82,543
Marengo Mining, Ltd. (I)	16,138	5,648
Marion Energy, Ltd. (I)	61,857	1,963
Mcmillan Shakespeare, Ltd.	7,069	68,247
McPherson’s, Ltd. (I)	18,009	61,005

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Medusa Mining, Ltd.	34,800	$251,972
Melbourne IT, Ltd.	2,200	4,365
MEO Australia, Ltd. (I)	24,107	5,327
Mermaid Marine Australia, Ltd. (I)	20,302	65,021
Metals X, Ltd. (I)	128,000	44,826
Minara Resources, Ltd.	40,832	35,134
Mincor Resources NL	36,432	63,040
Mineral Deposits, Ltd. (I)	1,331	8,013
Mineral Resources, Ltd.	12,820	169,202
Mirabela Nickel, Ltd. (I)	50,832	111,914
Molopo Australia, Ltd. (I)	28,437	28,430
Monadelphous Group, Ltd.	12,016	245,925
Mortgage Choice, Ltd.	11,340	17,348
Mount Gibson Iron, Ltd. (I)	151,507	312,907
Murchison Metals, Ltd. (I)(L)	59,669	84,879
Nanosonics, Ltd. (I)	8,290	8,222
Navitas, Ltd.	35,981	160,689
Neptune Marine Services, Ltd. (I)	23,710	4,949
Nexbis, Ltd. (I)	42,793	4,406
Nexus Energy, Ltd. (I)	69,816	32,400
NIB Holdings, Ltd.	31,272	44,837
Northern Iron, Ltd. (I)	12,457	24,175
NRW Holdings, Ltd.	16,135	38,934
Nucoal Resources Nl (I)	12,707	6,606
Nufarm, Ltd.	20,622	110,872
Oakton, Ltd.	9,591	24,358
OceanaGold Corp. (I)	11,783	31,775
Orocobre, Ltd. (I)	3,375	10,081
OrotonGroup, Ltd.	2,980	28,345
Pacific Brands, Ltd. (I)	174,508	158,780
Pan Australian Resources, Ltd. (I)	329,305	272,877
Pan Pacific Petroleum NL (I)	67,247	10,998
PaperlinX, Ltd.	65,071	30,014
Peet & Company, Ltd. (I)	33,458	65,801
Perilya, Ltd.	30,460	20,244
Perpetual Trust of Australia, Ltd.	6,122	202,327
Perseus Mining, Ltd. (I)	62,541	190,061
Pharmaxis, Ltd. (I)	29,382	74,724
Photon Group, Ltd.	155,087	12,060
Platinum Australia, Ltd. (I)	36,499	24,395
PMP, Ltd.	35,022	29,762
Premier Investments, Ltd. (I)	15,519	95,059
Primary Health Care, Ltd. (I)	50,418	167,183
Prime Television, Ltd. (I)	15,587	11,600
PrimeAG Australia, Ltd. (I)	5,345	8,404
Programmed Maintenance Services, Ltd. (I)	14,733	23,198
Ramelius Resources, Ltd.	58,054	67,794
RCR Tomlinson, Ltd.	22,598	37,502
REA Group, Ltd. (I)	8,665	103,282
Reckon, Ltd. (I)	14,138	36,051
Redflex Holdings, Ltd.	5,472	14,233
Regis Resources, Ltd. (I)(L)	30,552	64,075
Resolute Mining, Ltd. (I)	43,345	58,552
Rex Minerals, Ltd. (I)	25,561	71,751
Ridley Corp., Ltd.	27,918	36,104
Roc Oil Company, Ltd. (I)	81,308	29,578
SAI Global, Ltd.	32,266	156,257
Sally Malay Mining, Ltd.	27,777	64,899
Salmat, Ltd.	15,825	67,559
Sandfire Resources Nl (I)	14,137	105,394
Saracen Mineral Holdings, Ltd. (I)	13,978	10,421
Sedgman, Ltd.	11,316	21,564
ServCorp, Ltd.	10,693	32,713
Service Stream, Ltd.	8,282	5,340
Seven Network, Ltd. (I)	6,952	65,100

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Sigma Pharmaceuticals, Ltd.	111,268	$50,441
Silex Systems, Ltd. (I)	12,058	64,564
Silver Lake Resources, Ltd. (I)	11,183	22,772
Sirtex Medical, Ltd.	892	5,122
Slater & Gordon, Ltd. (I)	1,921	4,432
SMS Management & Technology, Ltd.	12,633	84,838
Southern Cross Media Group, Ltd. (L)	47,384	86,711
SP Telemedia, Ltd. (I)	63,587	89,886
Spark Infrastructure Group (S)	189,679	224,559
Specialty Fashion Group, Ltd. (I)	51,331	60,318
Spotless Group, Ltd.	25,238	52,302
St. Barbara, Ltd. (I)	50,884	105,248
Starpharma Holdings, Ltd. (I)	7,424	7,813
Straits Metals, Ltd. (I)	26,787	15,546
Straits Resources, Ltd. (I)	26,787	46,764
STW Communications Group, Ltd. (I)	36,346	47,472
Sundance Energy Australia, Ltd. (I)	9,305	8,200
Sundance Resources, Ltd. (I)	390,505	199,421
Super Cheap Auto Group, Ltd.	13,172	91,412
Swick Mining Services, Ltd. (I)	30,800	11,991
Talent2 International, Ltd. (I)	6,000	10,067
Tanami Gold Nl (I)	7,535	7,319
Tap Oil, Ltd. (I)	27,939	26,795
Tassal Group, Ltd.	11,577	19,622
Technology One, Ltd. (I)	32,670	32,903
Ten Network Holdings, Ltd. (I)	157,654	212,058
Terramin Australia, Ltd. (I)	16,521	6,736
TFS Corp., Ltd.	21,282	21,017
Thakral Holdings Group, Ltd.	63,390	32,338
The Reject Shop, Ltd.	2,608	33,666
Thorn Group, Ltd.	15,982	34,761
Tower Australia Group, Ltd. (I)	69,676	280,312
Tox Free Solutions, Ltd. (I)	8,234	18,302
Transfield Services Infrastructure Fund	22,752	13,245
Transfield Services, Ltd.	79,262	268,043
Transpacific Industries Group, Ltd. (I)	47,768	60,633
UXC, Ltd.	32,540	19,763
Victoria Petroleum Nl (I)	18,157	7,398
Village Roadshow, Ltd. (I)	20,000	74,472
Virgin Blue Holdings, Ltd. (I)	221,987	79,500
Watpac, Ltd. (I)	13,238	21,969
WDS, Ltd.	18,432	13,218
Webjet, Ltd.	3,680	7,742
West Australian Newspapers Holdings, Ltd. (I)	1,696	9,689
West Australian
Newspapers Holdings, Ltd. (L)	23,865	136,337
Western Areas NL (L)	17,246	116,787
White Energy Company, Ltd. (I)	29,677	87,976
WHK Group, Ltd. (I)	26,888	27,803
Wide Bay Australia, Ltd.	4,269	46,189
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd. (I)	16,900	89,974

		17,821,061
Austria - 0.72%
A-TEC Industries AG (I)(L)	1,566	5,153
Agrana Beteiligungs AG	568	62,085
Andritz AG	3,509	296,574
Austriamicrosystems AG (I)	1,229	60,847
BWIN Interactive Entertainment AG	3,814	130,502
BWT AG	1,074	29,642
Cat Oil AG	197	1,989
EVN AG (I)(L)	2,988	49,663
Flughafen Wien AG	1,118	75,073
Intercell AG (I)	4,221	50,550

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Lenzing AG	1,141	$139,824
Mayr-Melnhof Karton AG (I)	705	80,307
Oesterreichische Post AG	4,024	124,617
Palfinger AG (I)	1,770	65,905
RHI AG (I)	2,919	108,701
Rosenbauer International AG (I)	395	19,638
S&T System Integration & Technology
Distribution AG (I)	487	2,527
Schoeller-Bleckmann Oilfield Equipment AG	1,107	94,381
Semperit AG Holding	406	21,433
Uniqa Versicherungen AG	4,818	101,856
Warimpex Finanz- und Beteiligungs AG	3,221	11,956

		1,533,223
Belgium - 1.03%
Ablynx NV (I)	487	5,289
Ackermans & Van Haaren NV (I)	3,700	320,967
AGFA Gevaert NV (I)	5,388	15
AGFA Gevaert NV	21,555	98,656
Arseus NV	1,955	31,183
Banque Nationale de Belgique	23	106,823
Barco NV (I)	1,197	92,510
Compagnie d’Entreprises CFE	756	56,630
Compagnie Immobiliere de Belgique SA (I)	440	20,642
Compagnie Maritime Belge SA (I)	1,734	52,247
D’ieteren SA	4,980	337,195
Deceuninck Plastics NV (I)	2,954	7,625
Duvel Moortgat SA	230	22,978
Econocom Group SA	1,728	33,387
Elia System Operator SA (I)	576	294
Elia System Operator SA/NV (L)	4,268	167,562
Euronav NV	3,097	52,296
EVS Broadcast Equipment SA	1,071	65,197
Exmar NV	2,007	16,364
Gimv NV	607	33,673
Image Recognition Integrated Systems	78	3,883
Ion Beam Applications SA (I)	2,739	32,843
Kinepolis Group NV (I)	391	26,977
Lotus Bakeries SA	34	19,002
Melexis NV	2,366	40,873
Nyrstar (L)	11,255	152,733
Omega Pharma SA (I)	1,826	88,196
Recticel Sarecticel (I)	1,714	16,555
Roularta Media Group NV (I)	668	23,780
Sapec SA (I)	305	23,485
Sipef SA	888	82,488
Tessenderlo Chemie (I)	120	83
Tessenderlo Chemie NV (I)	2,837	95,947
ThromboGenics NV (I)	832	23,875
Van De Velde NV (I)	796	42,494

		2,194,747
Bermuda - 0.50%
Catlin Group, Ltd.	56,365	344,736
COL Capital, Ltd.	28,000	4,349
CSI Properties, Ltd (I)	650,000	17,689
Golden Ocean Group, Ltd.	54,737	70,600
Hardy Underwriting Bermuda, Ltd. (I)	7,592	34,616
Hiscox, Ltd.	53,182	331,130
Katanga Mining, Ltd. (I)	88,691	161,580
Lancashire Holdings, Ltd.	9,581	93,607
Neway Group Holdings, Ltd.	230,000	11,092
Sewco International Holdings, Ltd. (I)	104,000	8,135

		1,077,534

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 13.15%
5N Plus, Inc. (I)	3,445	$32,161
Aastra Technologies, Ltd	834	20,302
Absolute Software Corp. (I)	3,900	14,893
Advantage Oil & Gas, Ltd. (I)	23,208	181,785
Aecon Group, Inc.	5,499	52,072
AG Growth International, Inc.	1,300	71,252
AGF Management, Ltd.	13,999	281,118
Ainsworth Lumber Company, Ltd. (I)	5,403	17,852
Alacer Gold Corp. (I)	28,135	270,476
Alamos Gold, Inc.	17,060	291,840
Alexco Resource Corp. (I)	5,500	46,704
Algoma Central Corp.	160	15,974
Algonquin Power & Utilities Corp.	5,704	29,942
Alliance Grain Traders, Inc.	1,200	37,017
Altagas, Ltd.	12,612	320,898
Altius Minerals Corp. (I)	2,400	34,040
Anderson Energy, Ltd. (I)	20,300	25,282
Angle Energy, Inc. (I)	4,527	40,678
Astral Media, Inc.	8,440	340,102
Atlantic Power Corp.	7,231	111,343
Atrium Innovations, Inc. (I)	3,200	49,406
ATS Automation Tooling Systems, Inc. (I)	8,723	62,849
Augusta Resource Corp. (I)	13,400	79,996
Aura Minerals, Inc. (I)	11,783	41,842
Aurizon Mines, Ltd. (I)	23,946	170,805
Avalon Rare Metals, Inc. (I)(L)	8,025	59,885
Axia NetMedia Corp. (I)	9,200	16,193
Azure Dynamics Corp. (I)	27,638	8,961
B2Gold Corp. (I)	14,146	36,837
Baja Mining Corp. (I)	16,100	17,897
Ballard Power Systems, Inc. (I)	9,800	21,284
Bankers Petroleum, Ltd. (I)	43,086	418,199
Bellatrix Exploration, Ltd. (I)	3,088	18,594
BELLUS Health, Inc. (I)	3,500	522
BioExx Specialty Proteins, Ltd. (I)	22,280	50,910
Birch Mountain Resources, Ltd. (I)	11,200	28
Birchcliff Energy, Ltd. (I)	16,253	187,866
Bird Construction, Inc.	535	20,397
Black Diamond Group, Ltd.	1,816	44,860
BlackPearl Resources, Inc. (I)	36,440	301,182
BMTC Group, Inc., Class A (I)	3,096	72,146
BNK Petroleum, Inc. (I)	12,925	71,440
Bonterra Energy Corp.	1,207	76,938
Boralex, Inc. (I)	3,000	26,000
Breakwater Resources, Ltd. (I)	6,330	41,307
Bridgewater Systems Corp. (I)	4,172	36,415
Brigus Gold Corp. (I)	4,209	6,845
Burcon NutraScience Corp. (I)	1,800	20,528
Calfrac Well Services, Ltd.	4,613	164,996
Calian Technologies, Ltd.	500	9,521
Calvalley Petroleums, Inc. (I)	9,777	41,561
Canaccord Capital, Inc.	12,077	191,183
Canada Bread Company, Ltd.	2,740	132,833
Canadian Energy Services
& Technology Corp.	1,650	54,652
Canadian Western Bank	9,597	305,429
Canam Group, Inc.	4,070	33,932
Candente Gold Corp. (I)	1,720	1,487
Candente Resource Corp. (I)	8,600	18,589
Canfor Corp. (I)	15,201	187,597
Cangene Corp. (I)	3,800	11,890
Capstone Mining Corp. (I)	21,310	95,413
Cardero Resource Corp. (I)	7,700	14,821
Cardiome Pharma Corp. (I)	8,400	48,590
Carpathian Gold, Inc. (I)	20,000	11,116

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cascades, Inc.	8,818	$61,537
Catalyst Paper Corp. (I)	54,263	20,940
Cathedral Energy Services, Ltd.	3,900	40,945
CCL Industries, Inc.	4,178	139,804
CE Franklin, Ltd. (I)	2,786	25,378
Celestica, Inc. (I)	8,518	100,913
Celtic Exploration, Ltd. (I)	10,392	235,319
China Gold
International Resources Corp., Ltd. (I)	34,900	191,823
Cineplex, Inc.	249	6,161
Claude Resources, Inc. (I)	21,200	52,806
Cline Mining Corp. (I)	9,200	36,173
Cogeco Cable, Inc.	3,652	160,432
Colossus Minerals, Inc. (I)	7,150	61,377
COM DEV International, Ltd. (I)	7,500	17,138
Computer Modelling Group, Ltd.	800	20,544
Connacher Oil and Gas, Ltd. (I)	47,523	78,263
Consolidated Thompson Iron Mines, Ltd. (I)	26,900	473,460
Constellation Software, Inc.	1,700	94,226
Contrans Group, Inc., Class A (I)	4,660	46,286
Copper Mountain Mining Corp. (I)	5,675	39,545
Corby Distilleries, Ltd.	2,222	40,024
Corridor Resources, Inc. (I)	11,000	58,762
Corus Entertainment, Inc.	12,190	275,531
Corvus Gold, Inc. (I)	2,048	1,539
Cott Corp. (I)	6,083	50,715
Crew Energy, Inc. (I)	12,973	256,108
Crystallex International Corp. (I)	43,800	6,762
Daylight Energy, Ltd.	14,251	159,151
Delphi Energy Corp. (I)	14,600	33,061
Denison Mines Corp. (I)	33,697	126,943
Detour Gold Corp. (I)	7,000	227,822
Divestco, Inc., Class A	2,800	749
Dollarama, Inc. (I)	1,795	53,783
Dorel Industries, Inc., Class B	5,185	168,644
Dragonwave, Inc. (I)	2,598	20,323
Duluth Metals, Ltd. (I)	17,000	47,944
Dundee Capital Markets, Inc. (I)	10,643	13,803
Dundee Precious Metals
Incdundee Precious Metals Inc (I)	14,800	122,476
Eastern Platinum, Ltd. (I)	112,023	177,567
Easyhome, Ltd.	700	6,593
ECU Silver Mining, Inc. (I)(L)	61,000	67,809
Electrovaya, Inc. (I)	5,656	16,883
Endeavour Silver Corp. (I)	6,200	45,564
Enghouse Systems, Ltd.	1,100	10,167
Ensign Energy Services, Inc. (L)	21,937	375,721
Entree Gold, Inc. (I)	7,500	22,927
Epsilon Energy, Ltd. (I)	5,500	22,644
Equal Energy, Ltd. (I)	729	5,312
Equinox Minerals, Ltd. (I)	17,416	102,717
Equitable Group, Inc.	1,700	51,531
European Goldfields, Ltd. (I)	20,019	259,214
Evertz Technologies, Ltd.	4,539	88,346
Excellon Resources, Inc. (I)	14,100	13,932
Exeter Resource Corp. (I)	7,379	39,494
Exfo Electro Optical Engineering, Inc. (I)	912	10,654
Fairborne Energy, Ltd. (I)	8,600	48,597
Far West Mining, Ltd. (I)	4,700	34,783
First Majestic Silver Corp (I)	100	1,530
FirstService Corp. (I)	1,882	58,985
Flint Energy Services, Ltd. (I)	5,120	102,237
Formation Metals, Inc. (I)	4,142	6,651
Forsys Metals Corp. (I)	15,300	47,559
Fortress Paper, Ltd. (I)	1,804	103,054

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Fortune Minerals, Ltd. (I)	3,334	$6,177
Forzani Group, Ltd.	5,528	99,175
Fraser Papers, Inc. (I)	4,800	0
Fronteer Gold, Inc. (I)	16,280	240,459
Galleon Energy, Inc. (I)	11,550	47,315
Gammon Gold, Inc. (I)	23,650	209,589
Garda World Security Corp. (I)	7,700	77,907
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	34,238
Geomark Exploration, Inc. (I)	5,776	8,918
Glacier Media, Inc. (I)	8,800	21,738
Glentel, Inc.	1,100	29,777
Gluskin Sheff & Associates, Inc.	1,700	37,165
GLV, Inc., Class A (I)	1,851	14,499
GMP Capital, Inc.	6,154	94,316
Gold Wheaton Gold Corp. (I)	303	1,606
Grande Cache Coal Corp. (I)	17,700	170,159
Great Canadian Gaming Corp. (I)	8,850	74,604
Greystar Resources, Ltd. (I)	4,600	17,992
Groupe Aeroplan, Inc.	23,768	313,384
Guyana Goldfields, Inc. (I)	7,300	68,901
Hanfeng Evergreen, Inc. (I)	3,700	18,851
Harry Winston Diamond Corp. (I)	10,720	130,862
Hemisphere GPS, Inc. (I)	10,400	14,772
Heroux-Devtek, Inc. (I)	3,900	31,512
Home Capital Group, Inc.	5,312	313,619
HudBay Minerals, Inc.	26,092	452,525
IESI-BFC, Ltd.	3,500	86,964
Imax Corp. (I)	8,449	223,585
Imperial Metals Corp. (I)	2,600	63,558
Imris, Inc. (I)	2,000	14,842
Innergex Renewable Energy, Inc.	6,172	60,478
Intermap Technologies Corp. (I)	7,800	4,496
International Forest Products, Ltd. (I)	5,150	30,957
International Tower Hill Mines, Ltd. (I)	4,097	38,206
Ivanhoe Energy, Inc. (I)	32,400	114,386
KAB Distribution, Inc. (I)	18,405	21
Keegan Resources, Inc. (I)	3,731	28,495
Keyera Corp.	207	8,049
Kimber Resources, Inc. (I)	1,750	2,450
Kingsway Financial Services, Inc.	8,700	10,119
Kirkland Lake Gold, Inc. (I)	5,309	79,344
La Mancha Resources, Inc. (I)	13,311	34,937
Labrador Iron Mines Holdings, Ltd. (I)	2,897	42,700
Lake Shore Gold Corp. (I)	39,157	162,424
Laramide Resources, Ltd. (I)	11,400	31,681
Laurentian Bank of Canada	6,628	365,937
Le Chateau, Inc.	2,400	27,568
Legacy Oil & Gas, Inc. (I)	16,652	284,861
Leon’s Furniture, Ltd.	7,809	114,135
Linamar Corp.	12,009	259,821
MacDonald Dettwiler & Associates, Ltd.	7,040	379,119
Macquarie Power & Infrastructure Corp.	1,702	14,330
MAG Silver Corp. (I)	5,100	57,113
Major Drilling Group International	4,044	184,312
Manitoba Telecom Services, Inc.	1,700	53,788
Maple Leaf Foods, Inc.	11,269	136,520
Marsulex, Inc.	3,500	53,929
Martinrea International, Inc. (I)	11,418	105,184
Maxim Power Corp. (I)	6,300	18,805
Medwell Capital Corp. (I)	9,900	2,547
Mega Uranium, Ltd. (I)	26,600	26,558
Mercator Minerals, Ltd. (I)	13,175	58,176
Methanex Corp.	14,988	436,118
Midway Energy, Ltd. (I)	3,602	18,204

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Migao Corp. (I)	3,400	$28,661
Minefinders Corp. (I)	7,000	81,344
Mineral Deposits, Ltd. (I)	3,505	9,532
MKS, Inc.	1,550	26,643
Mosaid Technologies, Inc.	1,500	45,237
Mullen Group, Ltd.	11,066	235,888
Nal Energy Corp.	461	6,890
Nautilus Minerals, Inc. (I)	20,040	61,262
Neo Material Technologies, Inc. (I)	10,100	89,611
Nevada Copper Corp. (I)	6,158	33,847
Newalta, Inc.	2,197	29,804
Norbord, Inc. (I)	3,223	50,424
Nordion, Inc. (I)	15,568	177,865
North American Energy Partners, Inc. (I)	1,632	20,997
North American Palladium, Ltd. (I)	8,050	55,929
Northern Dynasty Minerals, Ltd. (I)	5,476	97,002
Northgate Minerals Corp. (I)	40,567	115,661
NuVista Energy, Ltd.	13,002	134,095
Oncolytics Biotech, Inc. (I)	3,800	24,289
Open Text Corp. (I)	219	12,878
OPTI Canada, Inc. (I)(L)	26,100	7,522
Orvana Minerals, Corp. (I)	9,998	34,577
Pace Oil And Gas, Ltd. (I)	1,158	10,680
Paladin Labs, Inc. (I)	1,400	49,080
Paramount Resources, Ltd. (I)	6,355	237,115
Pason Systems, Inc.	9,795	150,320
Pelangio Exploration, Inc. (I)	14,200	11,400
Peregrine Diamonds, Ltd. (I)	13,425	30,124
Perpetual Energy, Inc.	12,832	57,190
Petaquilla Minerals
Ltdpetaquilla Minerals Ltd. (I)	10,038	11,778
Petrobank Energy & Resources, Ltd. (I)	204	5,247
Petrolifera Petroleum, Ltd. (I)	7,550	8,548
Platinum Group Metals, Ltd. (I)	11,200	28,244
Plutonic Power Corp. (I)	3,700	8,188
Points International, Ltd. (I)	1,650	16,813
Polymet Mining Corp. (I)	13,500	29,458
Precision Drilling Corp. (I)	28,855	340,065
Premium Brands Holdings Corp.	2,145	36,782
Pulse Seismic, Inc. (I)	927	2,252
QLT, Inc. (I)	8,200	55,367
Quadra FNX Mining, Ltd. (I)	4,800	70,255
Quebecor, Inc.	7,318	265,513
Queenston Mining, Inc. (I)	5,100	30,971
Questerre Energy Corp. (I)	23,900	40,590
Ram Power Corp. (I)	11,984	16,035
Redcorp Ventures, Ltd. (I)	9,000	0
Reitman’s Canada, Ltd.	7,751	142,327
Reitmans Canada, Ltd.	300	5,110
Resverlogix Corp. (I)	5,300	10,256
Richelieu Hardware, Ltd.	2,200	68,657
Ritchie Bros. Auctioneers, Inc. (L)	16,054	408,311
Rock Energy, Inc. (I)	373	2,334
RONA, Inc.	15,896	242,150
Rs Technologies, Inc. (I)	184	153
Rubicon Minerals Corp. (I)	21,100	106,852
Ruggedcom, Inc. (I)	900	19,676
Russel Metals, Inc.	10,237	267,634
Sabina Gold & Silver Corp. (I)	8,968	61,014
San Gold Corp. (I)	1,582	4,657
Sandvine Corp. (I)	12,400	40,842
Savanna Energy Services Corp.	9,568	81,641
Scorpio Mining Corp. (I)	500	504
Seabridge Gold, Inc. (I)	6,045	201,593
Shawcor, Ltd., Class A	9,851	372,625

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Sherritt International Corp.	40,823	$381,947
Shore Gold, Inc. (I)	400	313
Sierra Wireless, Inc. (I)	3,750	39,447
Silver Standard Resources, Inc. (I)	11,791	319,184
Silvercorp Metals, Inc.	25,295	329,873
Softchoice Corp. (I)	2,000	18,136
Southern Pacific Resource Corp. (I)	14,210	28,082
SouthGobi Energy Resources, Ltd. (I)	4,080	65,890
Sprott Resource Corp. (I)	11,715	65,596
Sprott Resource Lending Corp. (I)	18,000	33,719
Sprott, Inc.	2,900	25,849
St Andrew Goldfields, Ltd. (I)	15,500	20,102
Stantec, Inc. (I)	8,568	252,926
Stella-Jones, Inc.	700	27,004
Storm Ventures International, Inc. (I)	4,291	8,745
Stornoway Diamond Corp. (I)	2,566	5,916
Student Transportation of America, Ltd.	5,410	37,698
SunOpta, Inc. (I)	5,771	39,798
Superior Plus Corp.	14,000	161,968
Tanzanian Royalty Exploration Corp. (I)(L)	10,900	75,505
Taseko Mines, Ltd. (I)	19,800	124,724
Tembec, Inc. (I)	7,330	38,100
The Cash Store Financial Services, Inc.	1,710	23,075
The Churchill Corp. (I)	1,700	33,631
The Descartes Systems Group, Inc. (I)	4,700	31,686
The Jean Coutu Group (PJC), Inc.	14,361	150,624
Theratechnologies Inctheratechnologies Inc (I)	6,398	31,741
Thompson Creek Metals Company, Inc. (I)(L)	18,972	249,953
TMX Group, Inc.	11,500	479,389
Torex Gold Resources, Inc. (I)	26,321	56,622
Toromont Industries, Ltd.	12,443	400,230
Torstar Corp.	7,600	112,410
Total Energy Services, Inc.	867	14,635
Transcontinental, Inc.	11,675	195,875
TransForce, Inc.	11,166	158,028
Transglobe Energy Corp. (I)	8,300	121,482
Transition Therapeutics, Inc. (I)	3,200	16,304
Trican Well Service, Ltd.	18,768	437,350
Trilogy Energy Corp.	7,916	164,504
Trinidad Drilling, Ltd.	16,500	139,092
Turnkey E&p, Inc. (I)	1,100	0
Twin Butte Energy, Ltd. (I)	12,900	41,427
U308 Corp. (I)	3,303	3,672
UEX Corp. (I)	14,600	33,812
Uni-Select, Inc.	2,200	66,551
UR-Energy, Inc. (I)	10,200	28,766
Vecima Networks, Inc. (I)	2,921	10,914
Vector Aerospace Corp. (I)	2,300	23,437
Veresen, Inc.	486	6,513
Vero Energy, Inc. (I)	5,900	38,380
Virginia Mines, Inc. (I)	3,063	26,388
Vitran Corp., Inc. (I)	300	3,826
Waterfurance Renewable Energy, Inc.	1,161	32,468
Wesdome Gold Mines, Ltd.	11,600	32,237
West Fraser Timber Company, Ltd.	6,481	310,191
Western Coal Corp. (I)	25,500	317,060
Westport Innovations, Inc. (I)	3,900	71,694
Wi-LAN, Inc.	12,200	76,599
Winpak, Ltd.	6,500	90,253
Xceed Mortgage Corp. (I)	1,800	1,408
Xtreme Coil Drilling Corp. (I)	6,548	35,316
Yellow Media, Inc.	965	5,532
Zarlink Semiconductor, Inc. (I)	9,400	20,125

		28,093,962

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cayman Islands - 0.02%
Siem Offshore, Inc. (I)	20,762	$38,555
China - 0.11%
Aupu Group Holding Company, Ltd. (I)	108,000	14,759
Bund Center Investment, Ltd. (I)	222,000	35,829
China XLX Fertiliser, Ltd.	70,000	23,261
Chinasoft International, Ltd.	30,000	7,253
Delong Holdings, Ltd. (I)	45,500	17,722
Epure International, Ltd. (I)	79,000	37,894
Guangnan Holdings, Ltd.	108,000	24,875
Pacific Textile Holdings, Ltd.	116,000	66,074

		227,667
Cyprus - 0.13%
Deep Sea Supply PLC (I)	4,703	10,746
Marfin Popular Bank PLC	33,278	46,343
ProSafe ASA	30,874	232,610

		289,699
Denmark - 0.97%
ALK-Abello A/S	663	41,195
Alm Brand A/S (I)	11,260	22,501
Ambu A/S	800	21,835
Auriga Industries	2,034	32,919
Bang & Olufsen A/S	4,791	69,154
Bavarian Nordic A/S (I)	1,471	68,695
BoConcept Holding A/S (I)	75	2,290
Brodrene Hartmann A/S	800	11,842
Capinordic A/S (I)	9,300	756
D.S. Norden A/S	2,936	104,035
Dalhoff Larsen & Horneman A/S	2,500	11,822
DFDS A/S	425	35,384
DiBa Bank A/S	550	5,604
East Asiatic Company, Ltd. A/S (I)	1,821	54,075
Fionia Bank A/S (I)	1,250	0
Fluegger A/S (I)	225	19,752
Genmab A/S (I)	3,921	41,431
GN Store Nord A/S (I)	16,699	163,021
Greentech Energy Systems A/S (I)	6,004	18,841
Gronlandsbanken (I)	20	1,830
Harboes Bryggeri A/S (I)	441	10,891
IC Companys A/S	3,227	135,248
Jeudan A/S (I)	492	38,978
NeuroSearch A/S (I)	2,902	45,880
NKT Holding A/S	383	21,714
Nordjyske Bank A/S	1,190	22,903
Ostjydsk Bank A/S	160	8,706
Parken Sport & Entertainment A/S (I)	864	15,988
PER Aarsleff A/S (I)	420	34,898
Pharmexa A/S (I)	10,600	902
Ringkjoebing Landbobank A/S (I)	485	65,473
Rockwool International A/S	296	34,892
Roskilde Bank A/S (I)	495	0
Royal Unibrew A/S (I)	778	50,367
Satair A/S (I)	591	37,912
Schouw & Company A/S (I)	2,506	58,435
SimCorp A/S	783	127,501
Sjaelso Gruppen A/S (I)	2,935	6,074
Solar Holdings A/S (I)	900	77,249
Spar Nord Bank A/S (I)	8,152	79,956
Sparbank	275	3,569
Sydbank A/S (I)	9,657	250,156
Thrane & Thrane A/S (I)	800	40,774
TK Development A/S (I)	3,786	15,058
Topdanmark A/S (I)	786	110,013
TopoTarget A/S (I)(L)	15,000	8,652

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Vestjysk Bank A/S	3,265	$35,963

		2,065,134
Finland - 2.24%
Ahlstrom OYJ	1,578	38,895
Alma Media OYJ (I)	7,542	96,059
Amer Sports OYJ	17,431	231,628
Aspo OYJ	2,534	28,644
Atria PLC (I)	1,229	14,421
BasWare OYJ (I)	299	10,095
Cargotec Corp. OYJ	5,686	254,048
Cramo OYJ (I)(L)	3,712	111,808
Digia PLC (I)	2,622	17,746
Elektrobit Corp.	9,773	9,441
Etteplan OYJ (I)	276	1,146
F-Secure OYJ	10,255	31,131
Finnair OYJ (I)	7,567	46,198
Finnlines OYJ (I)	2,378	25,788
Fiskars Corp.	7,608	210,577
HK Ruokatalo OYJ	5,218	48,886
Huhtamaki OYJ	9,309	129,466
Ilkka-Yhtyma OYJ (I)	1,877	22,095
KCI Konecranes OYJ	8,126	364,537
Kemira OYJ	8,209	119,489
Lannen Tehtaat OYJ (I)	930	23,132
Lassila & Tikanoja OYJ	3,716	65,254
Lemminkainen OYJ (I)	775	27,800
M-real OYJ (I)	32,204	134,748
Olvi OYJ (I)	959	44,661
Oriola-KD OYJ	22,667	111,357
Orion OYJ, Series A	6,324	144,861
Orion OYJ, Series B	15,474	354,187
Outotec OYJ	5,585	313,477
Ponsse OYJ	1,465	23,148
Poyry OYJ	4,503	61,206
Raisio OYJ	15,131	57,657
Ramirent OYJ (I)	8,097	134,386
Rapala VMC OYJ	617	5,903
Rautaruukki OYJ (L)	11,470	266,624
Ruukki Group OYJ (I)	20,289	53,182
Scanfil OYJ (I)	3,082	12,468
Stockmann OYJ Abp, Series A	1,949	71,213
Stockmann OYJ Abp, Series B	4,072	131,038
Tecnomen OYJ (I)	10,173	6,177
Teleste OYJ	1,377	8,391
TietoEnator OYJ	7,664	147,099
Tikkurila OYJ (I)	2,052	46,153
Uponor OYJ	6,920	116,291
Vacon OYJ	1,063	62,561
Vaisala OYJ	1,483	48,296
YIT Oyj (I)	17,181	494,979

		4,778,347
France - 3.64%
Abc Arbitrage	183	1,924
Ales Groupe SA (I)	435	8,334
Alten SA	2,039	74,687
Altran Technologies SA (I)	11,249	63,954
April Group SA (I)	1,609	50,844
Assystem SA (I)	1,674	39,498
Avanquest Software SA (I)	1,218	4,992
Beneteau SA (I)	4,379	90,258
Boiron SA	834	32,421
Bonduelle SCA (I)	372	33,636
Bongrain SA	645	60,964

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Bourbon SA (L)	4,224	$202,642
Boursorama (I)	374	4,335
Bull SA (I)	11,140	57,874
Canal Plus SA	6,204	49,577
Carbone Lorraine SA	2,631	132,652
Cegedim SA (I)	484	32,383
Cegid SA (I)	599	18,016
Ciments Francais SA	379	36,030
Club Mediterranee SA (I)	3,671	88,286
Compagnie Plastic Omnium SA (I)	1,369	99,054
Delachaux SA	877	80,487
Devoteam SA (I)	242	7,126
Electricite de Strasbourg SA	142	23,242
Esso SAF	269	38,867
Etablissements Maurel et Prom SA	8,680	157,282
Euro Disney SCA (I)	3,416	42,710
Eurofins Scientific	534	43,992
Exel Industries SA (I)	185	10,722
Faiveley Transport	191	17,483
Faurecia (I)	5,887	229,074
Financiere Marc de Lacharriere SA	1,072	41,809
Fleury Michon SA (I)	344	16,686
Gaumont SA (I)	489	32,053
GFI Informatique SA (I)	5,737	27,864
GIFI (I)	408	34,823
GL Events SA (I)	910	30,800
Groupe Steria SA	3,594	113,349
Guerbet SA	180	17,190
Guyenne & Gascogne SA (I)	699	90,085
Haulotte Group (I)	1,065	22,043
Havas SA	57,577	324,823
IMS International Metal Service	913	19,064
Infogrames Entertainment SA (I)	3,415	15,083
Ingenico SA	4,067	153,960
Inter Parfums	176	6,079
Ipsen SA	3,435	117,047
Ipsos SA	2,291	108,869
Kaufman & Broad SA (I)	1,176	39,050
Korian	1,887	44,225
Laurent-Perrier SA	374	38,547
Lisi SA	546	45,147
LVL Medical Groupe SA (I)	806	19,138
M6-Metropole Television	6,518	164,717
Maisons France Confort SA	510	26,357
Manitou BF SA	1,754	57,728
Manutan SA (I)	963	65,105
Marseill Tunnel Prado-Carena	219	8,179
Montupet SA (I)	553	6,369
Naturex	383	21,971
Neopost SA	4,126	391,351
Nexans SA	4,933	446,511
Nexity SA	4,255	211,320
NicOx SA (I)	3,351	10,814
Norbert Dentressangle SA (I)	882	93,407
Orpea SA	3,018	143,469
PagesJaunes Groupe SA (L)	13,290	129,616
Parrot SA (I)	453	16,233
Penauille Polyservices SA (I)	7,713	63,912
Pierre & Vacances SA (I)	562	50,041
Rallye SA (I)	2,887	127,637
Recylex SA (I)	2,162	23,485
Remy Cointreau SA	2,840	190,724
Rhodia SA	18,980	547,461
Robertet SA (I)	258	40,535
Rubis SA	1,086	121,685

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sa des Ciments Vicat	1,229	$104,357
Saft Groupe SA	2,859	109,447
Samse SA	285	28,709
Seche Environnement (I)	7	644
Sechilienne-Sidec SA	1,925	54,462
Sequana Capital	1,254	22,679
Societe Industrielle
D’Aviations Latecoere SA (I)	350	4,337
SOITEC (I)	11,308	145,007
Somfy SA (L)	383	97,779
Sopra Group SA	529	53,896
SR Teleperformance SA	7,329	278,530
Stef-TFE Group (I)	993	60,650
Sucriere de Pithiviers-Le-Vieil SA	59	66,751
Synergie SA (I)	1,224	36,530
Tessi SA (I)	206	18,306
Theolia SA (I)	6,581	11,532
Toupargel-Agrigel SA (I)	936	20,014
Transgene SA (I)	1,227	21,542
Trigano SA (I)	2,853	96,104
UBISOFT Entertainment SA (I)	7,630	84,613
Union Financiere de France Banque SA (I)	577	25,310
Viel & Compagnie SA	6,221	27,128
Vilmorin & Compagnie SA (I)	555	68,570
Virbac SA	457	69,772
VM Materiaux SA (I)	539	33,583
Vranken-Pommery Monopole Group SA	407	20,786
Wendel	323	33,330
Zodiac SA	633	44,114

		7,788,189
Germany - 4.77%
Aareal Bank AG (I)	4,484	156,400
Adlink Internet Media AG (I)	2,151	10,554
Adva AG Optical Networking (I)	2,485	22,802
Agennix AG (I)	1,121	4,842
Air Berlin PLC (I)	2,101	9,834
Aixtron AG, SADR (L)	3,360	140,750
Amadeus Fire AG	724	34,767
Asian Bamboo AG	1,058	52,485
Augusta Technologie AG (I)	1,041	26,540
Baader Wertpapierhandelsbank AG (I)	4,116	18,861
Balda AG (I)	3,189	36,904
Bauer AG	995	48,769
BayWa AG	399	17,912
Beate Uhse AG (I)	8,223	3,962
Bechtle AG (I)	1,192	46,218
Bertrandt AG (I)	519	38,210
Bilfinger Berger AG	3,051	255,753
Biotest AG	323	20,817
Boewe Systec AG (I)	126	80
Carl Zeiss Meditec AG (I)	3,844	77,844
Cenit AG (I)	2,140	16,168
CENTROTEC Sustainable AG (I)	1,362	36,968
Centrotherm Photovoltaics AG (I)	298	13,406
Cewe Color Holding AG (I)	730	33,498
Comdirect Bank AG (I)	4,577	51,280
Conergy AG (L)	12,524	6,747
Constantin Medien AG (I)	7,438	20,461
CropEnergies AG	1,866	16,021
CTS Eventim AG	1,453	91,424
Curanum AG (I)	4,385	14,431
D Logistics AG (I)	4,397	9,224
DAB Bank AG (I)	3,886	24,531
Data Modul AG (I)	635	12,335

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Delticom AG	193	$16,990
Demag Cranes AG	2,393	115,170
Deutsche Beteiligungs AG	222	6,341
Deutsche Wohnen AG (I)	8,098	121,644
Deutz AG (I)	7,867	64,544
Dialog Semiconductor PLC (I)	6,464	132,040
Douglas Holding AG	3,417	186,084
Drillisch AG	6,749	66,770
Duerr AG (I)	839	28,858
DVB Bank AG (I)	110	3,856
Elexis AG (I)	1,107	21,089
ElringKlinger AG	4,637	153,016
Evotec AG (I)	25,197	105,584
Fielmann AG	16	1,429
Freenet AG	15,834	182,661
Fuchs Petrolub AG	917	117,608
Gerresheimer AG (I)	3,776	167,442
Gerry Weber International AG	1,425	78,454
Gesco AG (I)	414	33,961
GFK AG (I)	2,252	111,622
GFT Technologies AG (I)	2,486	14,992
Gildemeister AG (I)	4,756	105,119
Grammer AG	1,241	29,726
Grenkeleasing AG (I)	1,123	62,177
H&R Wasag AG	399	10,973
Hamburger Hafen und Logistik AG	2,010	91,494
Hawesko Holding AG (I)	1,116	50,641
Heidelberger Druckmaschinen AG	27,642	135,302
Homag Group AG	716	15,808
Indus Holding AG (I)	2,697	81,707
Interseroh AG (I)	294	19,277
Intershop Communications AG (I)(L)	2,654	7,322
IVG Immobilien AG	10,586	100,593
IWKA AG	3,250	76,251
Jenoptik AG (I)	5,019	39,980
KIZOO AG (I)	1,380	16,406
Kloeckner & Company SE (I)	10,777	350,662
Koenig & Bauer AG	819	19,122
Kontron AG	6,351	77,682
Krones AG (L)	1,743	115,771
KSB AG	73	60,995
KWS Saat AG	290	57,543
Leoni AG	4,631	193,951
Loewe AG (I)	772	7,144
Manz Automation AG (I)	222	13,912
MasterFlex AG (I)	414	2,296
Mediclin AG (I)	8,179	48,975
Medigene AG (I)	3,374	11,947
Medion AG	3,090	51,585
MLP AG	6,309	63,384
Mologen AG (I)	1,495	17,306
Morphosys AG (I)	2,360	64,048
MTU Aero Engines Holding AG	31	2,067
MVV Energie AG (I)(L)	1,324	49,869
Nemetschek AG (I)	1,050	44,464
Norddeutsche Affinerie AG (L)	5,430	288,973
Nordex AG (I)	3,399	30,525
P&I Personal & Informatik AG	20	764
Pfeiffer Vacuum Technology AG	1,003	134,233
Pfleiderer AG (I)	3,609	7,298
Phoenix Solar AG	220	7,167
Plambeck Neue Energien AG (I)	5,657	13,976
Praktiker Bau- und Heimwerkermaerkte AG	6,704	81,333
Premiere AG (I)	41,539	171,220
PVA TePla AG	1,400	7,900

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Q-Cells AG (I)(L)	3,938	$16,824
QSC AG (I)	10,874	48,021
R. Stahl AG (I)	574	23,284
Rational AG	503	106,816
REpower Systems AG	129	22,242
Rheinmetall AG	6,290	509,885
Rhoen-Klinikum AG	17,907	394,101
Roth & Rau AG (I)	1,970	40,105
Sartorius AG	997	38,697
Schlott Gruppe AG (I)	185	289
SGL Carbon AG (I)(L)	7,924	295,442
SHB Stuttgarter Finanz & Beteiligungs AG	951	23,629
Singulus Technologies AG (I)	4,178	23,533
Sixt AG	755	33,808
SKW Stahl-Metallurgie Holding AG (I)	296	7,923
Solar Millennium AG (I)	1,423	32,398
Solarworld AG (L)	11,352	136,487
Solon SE (I)(L)	1,838	9,726
Stada Arzneimittel AG	10,586	423,512
Stratec Biomedical Systems AG (I)	807	35,641
Symrise AG	14,466	379,699
Tag Immobilien AG (I)	2,920	28,393
Takkt AG	2,729	42,031
Technotrans AG (I)	258	2,561
Tognum AG	11,911	299,367
TUI AG (L)	21,877	286,703
United Internet AG	4,743	82,135
Versatel AG (I)	1,054	10,613
Vossloh AG	1,255	161,296
VTG AG	676	15,486
Wacker Construction Equipment AG	2,519	43,800
Washtec AG (I)	1,640	23,933
Wincor Nixdorf AG	4,939	414,012
Wire Card AG	13,327	221,445
Wuerttembergische Lebensversicherung AG	576	14,266

		10,187,944
Gibraltar - 0.03%
PartyGaming PLC (I)(L)	22,321	63,250
Greece - 1.06%
Agricultural Bank of Greece SA (I)	21,674	23,055
Alapis Holding Industrial & Commercial SA	9,052	6,230
Anek Lines SA (I)	14,015	4,452
Athens Stock Exchange SA	6,411	60,300
Athens Water Supply and
Sewage Company SA (I)	2,918	20,165
Bank of Attica SA (I)	9,882	14,274
Bank of Cyprus PCL	65,739	253,856
Bank of Greece SA	2,525	114,283
Diagnostic & Therapeutic Center of
Athens Hygeia SA	12,760	10,928
EFG Eurobank Ergasias SA (I)	13,302	85,016
Emporiki Bank SA (I)	8,531	19,261
Euromedica SA (I)	1,362	3,488
Folli Follie Group (I)	2,548	51,693
Forthnet SA (I)	14,320	10,878
Fourlis SA	4,391	35,776
Frigoglass SA (I)	2,954	43,525
GEK Group of Companies SA	7,981	37,792
Geniki Bank SA (I)	2,122	5,880
Greek Postal Savings Bank SA (I)	20,725	97,068
Halcor SA (I)	12,007	12,763
Hansard Global PLC	11,952	31,669
Hellenic Petroleum SA (I)	12,576	128,578
Hellenic Technodomiki Tev SA (I)	16,528	78,522

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Heracles General Cement SA (I)	5,225	$32,792
Iaso SA (I)	5,049	9,245
Intracom Holdings SA (I)	28,550	18,090
Intralot SA-integrated Lottery Systems
& Services (I)	5,728	19,762
J&P-Avax SA (I)	7,584	12,884
Jumbo SA	1,641	12,802
Lambrakis Press SA (I)	2,615	1,800
Marfin Investment Group SA (I)	74,177	89,995
Metka SA (I)	2,434	34,750
Michaniki SA (I)	5,586	3,077
Motor Oil Hellas Corinth Refineries SA	5,560	66,930
Mytilineos Holdings SA (I)	14,916	107,095
Piraeus Bank SA	166,005	378,192
Piraeus Port Authority SA (I)	881	17,859
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	18,174
Teletypos SA Mega Channel (I)	4,590	11,019
Terna Energy SA	3,843	18,325
Thessaloniki Port Authority SA	488	9,614
Titan Cement Company SA	7,661	171,541
Viohalco SA	12,925	73,812

		2,257,210
Hong Kong - 2.72%
Alco Holdings, Ltd.	54,000	24,455
Allied Group, Ltd. (I)	18,000	56,631
Allied Properties HK, Ltd. (I)	726,000	146,502
Apac Resources, Ltd. (I)	720,000	46,341
Artel Solutions Group Holdings, Ltd. (I)	565,000	20,419
Asia Financial Holdings, Ltd. (I)	66,000	30,091
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	44,575
Associated International Hotels, Ltd. (I)	26,000	57,088
Bonjour Holdings, Ltd.	272,000	45,942
Bright International Group, Ltd. (I)	406,000	14,631
Burwill Holdings Ltd. (I)	464,000	28,351
C C Land Holdings, Ltd.	420,000	140,406
C Y Foundation Group, Ltd. (I)	605,000	9,089
Cafe de Coral Holdings, Ltd.	12,000	26,461
Century City International Holdings
Ltdcentury City Intl (I)	164,000	12,669
Champion Technology Holdings, Ltd. (I)	478,697	9,916
Chen Hsong Holdings, Ltd.	40,000	21,481
Chevalier International Holdings, Ltd. (I)	24,000	32,131
Chevalier Pacific Holdings, Ltd.	125,000	4,431
China Energy Development Holdings, Ltd. (I)	658,000	31,718
China Metal International Holdings, Inc.	58,000	17,126
China Public Procurement, Ltd. (I)	312,000	27,242
China Sci-Tech Holdings, Ltd. (I)	2,383,040	70,527
China Solar Energy Holdings, Ltd. (I)	1,270,000	21,209
China Sonangol Resources Enterprise, Ltd. (I)	94,000	17,138
China Strategic Holdings, Ltd. (I)	610,000	16,856
China Ting Group Holdings, Ltd.	124,000	18,821
China WindPower Group, Ltd. (I)	560,000	53,314
ChinaVision Media Group, Ltd. (I)	330,000	20,981
Chong Hing Bank, Ltd.	32,000	83,469
Chow Sang Sang Holdings, Ltd. (I)	30,000	62,014
Chu Kong Shipping Development	22,000	4,989
Chuang’s Consortium International, Ltd.	164,021	23,200
Citic 1616 Holdings, Ltd.	219,000	69,831
City Telecom HK, Ltd.	1,717	25,051
CK Life Sciences
International Holdings, Inc. (I)	532,000	38,456
CP Lotus, Corp. (I)	280,000	9,894

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Cross-Harbour Holdings, Ltd. (I)	22,000	$19,387
Dickson Concepts International, Ltd.	37,000	28,505
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd. (I)	115,000	29,228
Emperor International Holdings, Ltd. (I)	280,000	57,186
Emperor Watch & Jewellery, Ltd.	400,000	48,863
Enm Holdings, Ltd. (I)	60,000	5,427
eSun Holdings, Ltd. (I)	113,000	24,728
Eva Precision Industrial Holdings, Ltd. (I)	80,000	61,226
Fairwood, Ltd.	4,000	5,809
Far East Consortium International, Ltd.	212,992	52,895
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fong’s Industries Company, Ltd.	14,000	9,156
Fubon Bank, Ltd.	46,000	29,212
G-Resources Group, Ltd. (I)	2,642,999	193,609
Get Nice Holdings, Ltd. (I)	246,000	16,758
Giordano International, Ltd.	221,708	112,508
Glorious Sun Enterprises, Ltd. (I)	88,000	33,949
Golden Resorts Group, Ltd. (I)	1,508,000	96,831
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd. (I)	37,500	53,421
HKR International, Ltd.	114,400	70,523
Hong Kong Resources
Holdings Company, Ltd.	236,000	21,624
Hongkong Chinese, Ltd.	126,000	26,913
Hung Hing Printing Group, Ltd.	76,216	32,714
Huscoke Resources Holdings, Ltd. (I)	574,000	27,329
Hutchison Harbour Ring, Ltd.	292,000	37,942
Hybrid Kinetic Group, Ltd. (I)	650,000	12,213
HyComm Wireless, Ltd. (I)	26,000	7,855
I-CABLE Communications, Ltd. (I)	179,000	22,600
I.T, Ltd. (I)	126,808	79,299
Imagi International Holdings, Ltd. (I)	87,500	3,766
International Luk Fook Holdings, Ltd. (I)	42,000	121,288
Ione Holdings, Ltd.	720,000	15,188
Jinhui Holdings, Ltd.	42,000	10,799
Jlf Investment Company, Ltd. (I)	70,000	6,842
K Wah International Holdings, Ltd.	291,227	127,653
Keck Seng Investments, Ltd. (I)	1,000	480
King Stone Energy Group, Ltd. (I)	2,400,000	49,372
Kowloon Development Company, Ltd.	84,000	113,192
Lai Sun Development Company, Ltd. (I)	632,000	20,764
Le Saunda Holdings	102,000	49,870
Lee & Man Holding, Ltd. (I)	80,000	89,827
Lippo China Resources, Ltd. (I)	666,000	23,536
Lippo, Ltd. (I)	31,250	14,749
Liu Chong Hing Investment	30,000	42,799
Lung Kee Holdings, Ltd.	48,000	31,846
Matsunichi Communication Holdings, Ltd. (I)	89,000	49,393
Media Chinese International, Ltd. (I)	30,000	8,398
Melco International Development	186,000	117,667
Midland Holdings, Ltd. (I)	128,000	104,968
Ming Fai International Holdings, Ltd.	41,000	14,334
Miramar Hotel & Investment Company, Ltd.	8,000	9,746
Natural Beauty Bio-Technology, Ltd.	230,000	49,989
Neo-Neon Holdings, Ltd.	76,500	31,271
New Times Energy Corp., Ltd. (I)	488,000	10,667
NewOcean Energy Holdings, Ltd. (I)	196,000	37,027
Norstar Founders Group, Ltd. (I)	168,000	15,747
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	18,754
Pacific Andes International Holdings, Ltd.	220,591	35,871
Pacific Basin Shipping, Ltd.	279,000	163,112
Pacific Century Premium Developments, Ltd.	111,000	22,545
Paliburg Holdings, Ltd.	71,380	27,432

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Peace Mark Holdings, Ltd. (I)	180,000	$0
Pearl Oriental Innovation, Ltd. (I)	180,000	24,542
Phoenix Satellite Television Holdings, Ltd.	174,000	59,700
Pico Far East Holdings, Ltd. (I)	126,000	25,426
Pme Group, Ltd. (I)	70,000	5,848
Polytec Asset Holdings, Ltd.	210,000	34,595
Public Financial Holdings, Ltd.	48,000	31,909
PYI Corp., Ltd. (I)	801	33
Regal Hotels International Holdings, Ltd.	83,200	33,233
Rising Development Holdings (I)	104,000	16,894
SA SA International Holdings, Ltd. (I)	228,000	115,224
SEA Holdings, Ltd. (I)	52,000	32,834
Shenyin Wanguo Hk, Ltd. (I)	75,000	30,981
Shui On Construction & Materials, Ltd.	54,000	72,486
Shun Tak Holdings, Ltd.	254,000	140,922
Sing Tao News Corp., Ltd.	58,000	18,525
Singamas Container Holdings, Ltd. (I)	180,000	60,480
Sino-Tech International Holdings, Ltd. (I)	420,000	13,456
Smartone Telecommunications Holdings, Ltd.	35,500	106,349
Sun Hung Kai & Company, Ltd.	50,968	35,942
Sun Innovation Holdings, Ltd. (I)	400,000	14,115
Superb Summit International
Timber Company, Ltd. (I)	378,000	17,709
Tack Fat Group International, Ltd. (I)	20,000	0
Tack Hsin Holdings	6,000	3,566
TAI Cheung Holdings, Ltd.	66,000	51,337
Tai Fook Securities Group, Ltd. (I)	36,347	22,264
Tan Chong International, Ltd.	63,000	14,971
Texhong Textile Group, Ltd.	92,000	87,745
Texwinca Holdings, Ltd.	52,000	52,629
Theme International Holdings, Ltd. (I)	220,000	18,370
Titan Petrochemicals Group, Ltd. (I)	600,000	45,669
Tonic Industries Holdings, Ltd. (I)	4,000	520
Transport International Holdings, Ltd.	43,200	133,213
Tsc Offshore Group, Ltd. (I)	26,000	6,615
Tse Sui Luen Jewellery International, Ltd. (I)	36,000	28,962
United Power Investment, Ltd. (I)	828,000	17,933
USI Holding Corp. (I)	38,000	14,456
Value Partners Group, Ltd.	58,000	57,242
Victory City International Holdings, Ltd.	153,908	30,185
Vitasoy International Holdings, Ltd.	146,000	122,200
VST Holdings Company, Ltd. (I)	88,000	29,041
Wai Kee Holdings, Ltd. (I)	72,000	15,170
Wing On Company International, Ltd. (I)	17,000	34,724
Winteam Pharmaceutical Group, Ltd.	212,000	37,924
Ygm Trading, Ltd. (I)	10,000	18,887
ZZNode Technologies Company, Ltd. (I)	308,000	28,986

		5,803,860
Ireland - 1.00%
Aer Lingus (I)	25,626	32,004
C&C Group PLC	42,868	209,130
DCC PLC	12,042	386,345
FBD Holdings PLC (I)	4,678	50,713
Fyffes PLC	29,278	16,718
Glanbia PLC (Dublin Exchange) (I)	15,698	92,143
Grafton Group PLC	22,961	118,933
IFG Group PLC (I)	19,878	36,547
Independent News & Media PLC	30,840	25,116
Irish Continental Group PLC (I)	2,561	62,541
Irish Life & Permanent Group Holdings PLC	30,577	41,556
Kenmare Resources PLC (I)	209,013	143,803
Kingspan Group PLC (I)	26,276	253,783
McInerney Holdings PLC (I)	20,779	1,135
Paddy Power PLC	5,516	224,741

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Smurfit Kappa Group PLC	28,993	$360,162
United Drug PLC	26,909	87,168

		2,142,538
Israel - 1.12%
Africa Israel Investments, Ltd.	7,871	63,316
AL-ROV Israel, Ltd. (I)	370	12,082
Alvarion, Ltd. (I)	5,360	10,546
Clal Biotechnology Industries, Ltd. (I)	5,223	33,560
Clal Industries & Investments, Ltd.	10,617	78,759
Clal Insurance Enterprise Holdings, Ltd.	3,648	97,097
Delek Automotive Systems, Ltd.	4,929	64,364
Electra Israel, Ltd.	114	12,952
Ezchip Semiconductor, Ltd. (I)	1,929	58,108
First International Bank of Israel, Ltd. (I)	5,079	72,132
Frutarom Industries, Ltd.	7,174	67,924
Fundtech, Ltd. (I)	498	8,989
Gilat Satellite Networks, Ltd. (I)	2,000	10,317
Given Imaging, Ltd. (I)	307	5,807
Hadera Paper, Ltd. (I)	503	38,908
Harel Insurance Investments, Ltd.	1,121	63,467
Hot Telecommunication System, Ltd. (I)	2,631	41,515
Ituran Location & Control, Ltd.	1,736	27,379
Jerusalem Oil Exploration (I)	705	14,186
Makhteshim-Agan Industries, Ltd. (I)	51,558	257,312
Matrix IT, Ltd.	2,531	14,913
Mellanox Technologies, Ltd. (I)	5,397	142,925
Menorah Mivtachim Holdings, Ltd. (I)	4,526	58,781
NICE Systems, Ltd., SADR (I)	10,299	356,809
Oil Refineries, Ltd.	204,443	139,929
Ormat Industries, Ltd.	10,674	76,526
Osem Investments, Ltd. (I)	5,160	83,415
Paz Oil Company, Ltd.	588	100,745
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	28,720
Retalix, Ltd. (I)	3,157	45,964
Shikun & Binu, Ltd. (I)	35,668	94,665
Strauss Group, Ltd.	4,648	67,831
Super-Sol, Ltd.	17,277	100,612
The Phoenix Holdings, Ltd. (I)	5,158	17,392
Tower Semiconductor, Ltd. (I)	25,831	34,928

		2,402,875
Italy - 2.99%
ACEA SpA	12,237	140,645
Acegas-APS SpA (I)	2,167	11,244
Actelios SpA (I)	1,929	3,310
Aedes SpA (I)	29,353	8,204
Alerion Cleanpower SpA (I)	38,537	27,354
Amplifon SpA	8,041	43,719
Ansaldo STS SpA	12,218	171,613
Astaldi SpA (I)	5,883	45,446
Azimut Holding SpA	19,417	199,467
Banca Finnat Euramerica SpA (I)	10,675	7,098
Banca Generali SpA	10,115	142,384
Banca IFIS SpA (I)	5,374	38,907
Banca Intermobiliare SpA (I)	14,093	81,871
Banca Popolare Dell’emilia
Romagna SCRL (I)	22,409	285,344
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	37,444
Banca Popolare di Milano SpA	41,743	168,834
Banca Popolare di Sondrio SCRL (I)	22,917	196,514
Banca Profilo SpA (I)	23,984	13,180
Banco di Desio e della Brianza SpA (I)	4,149	23,586

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
BasicNet SpA	1,777	$6,726
Benetton Group SpA	8,658	56,574
Benetton Group SpA, SADR	200	2,648
Brembo SpA	3,286	37,439
Bulgari SpA	25,204	267,052
Buongiorno SpA (I)	9,345	16,709
Buzzi Unicem SpA (L)	3,449	48,772
Caltagirone Editore SpA (I)	5,211	13,705
Caltagirone SpA	3,553	9,498
Cementir SpA	6,234	19,846
CIR-Compagnie Industriali Riunite SpA	56,919	122,340
Credito Artigiano SpA	23,255	43,356
Credito Bergamasco SpA (I)	711	20,496
Credito Emiliano SpA	16,311	112,738
Danieli & C Officine Meccaniche SpA (I)	1,785	56,052
Davide Campari Milano SpA	10	64
De Longhi SpA (I)	18,320	159,620
DeA Capital SpA (I)	1,854	3,742
DiaSorin SpA	3,295	148,398
Digital Multimedia Technologies SpA (I)	1,056	25,007
EEMS Italia SpA (I)	5,583	11,169
ERG SpA	10,331	144,793
ErgyCapital SpA (I)	175	113
Esprinet SpA (I)	2,846	23,973
Eurotech SpA (I)	3,019	8,038
Fiera Milano SpA (I)	2,228	13,481
Gemina SpA (I)	51,524	41,123
Geox SpA (L)	12,899	69,757
Gruppo Beghelli SpA (I)	11,564	11,113
Gruppo Coin SpA (I)	8,302	87,511
Gruppo Editoriale L’Espresso SpA (I)	19,434	50,393
Hera SpA	79,274	178,512
Immsi SpA (L)	20,642	23,622
Impregilo SpA (I)	47,024	149,524
Indesit Company SpA	7,870	90,833
Industria Macchine Automatiche SpA (I)	1,088	22,368
Interpump SpA	7,154	59,515
Iren SpA	58,545	104,855
Italcementi SpA (L)	6,288	62,470
Italmobiliare SpA	787	30,425
Juventus Football Club SpA (I)	8,911	10,938
KME Group SpA (I)	26,355	13,079
Landi Renzo Spa	9,280	36,185
Lottomatica SpA (L)	7,460	105,501
Maire Tecnimont SpA	17,000	69,658
Marr SpA (I)	3,721	43,078
Mediolanum SpA	11,946	61,752
Milano Assicurazioni SpA	25,516	42,419
Mondadori (Arnoldo) Editore SpA	12,390	43,625
Nice SpA (I)	3,458	15,383
Panariagroup Industrie Ceramiche SpA (I)	3,544	7,712
Piaggio & C SpA	12,658	41,251
Piccolo Credito Valtellinese SCRL (I)	24,426	120,661
Prelios SpA	55,202	41,339
Premafin Finanziaria SpA (I)(L)	26,879	28,136
Prysmian SpA	27,161	573,367
Recordati SpA	14,919	139,402
Risanamento SpA (I)	13,318	4,818
Sabaf SpA (I)	962	29,937
Safilo Group SpA (I)	2,432	42,436
Saras SpA (I)	49,911	128,533
Save SpA (I)	3,345	35,541
Seat Pagine Gialle SpA (I)	130,315	14,653
Snai SpA (I)	8,592	28,382
Societa Iniziative Autostradali e Servizi SpA	7,495	82,666

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Societa’ Cattolica di Assicurazioni SCRL (I)	6,775	$179,686
Socotherm SpA (I)	2,703	5,315
Sogefi SpA (I)	7,700	28,806
Sol SpA (I)	6,441	46,068
Sorin SpA (I)	67,066	170,064
Stefanel SpA (I)	11,908	8,821
Telecom Italia Media SpA (I)	23,548	6,512
Tod’s SpA	1,162	118,566
Trevi Finanziaria SpA	2,918	38,400
Vianini Lavori SpA (I)	4,074	24,575
Zignago Vetro SpA	1,547	10,601

		6,398,400
Japan - 21.91%
Accordia Golf Company, Ltd.	96	80,531
Achilles Corp.	20,000	30,682
Adeka Corp.	13,391	150,167
Advanex, Inc.	2,000	2,341
Aeon Delight Company, Ltd.	3,100	57,170
Aeon Fantasy Co., Ltd.	300	4,009
Ahresty Corp.	800	8,183
AI Holdings Corp.	4,300	18,731
Aica Kogyo Company, Ltd.	9,000	122,497
Aichi Bank, Ltd. (I)	1,600	109,672
Aichi Machine Industry Company, Ltd.	7,000	31,339
Aichi Steel Corp.	19,000	137,341
Aichi Tokei Denki Company, Ltd.	6,000	17,771
Aida Engineering, Ltd.	7,500	40,425
Ain Pharmaciez, Inc.	900	31,505
Aiphone Company, Ltd.	1,900	30,958
Aisan Industry Company, Ltd. (I)	3,200	37,104
Akebono Brake Industry Company, Ltd.	7,200	44,161
Akita Bank, Ltd.	35,000	119,765
Alpen Company, Ltd.	2,000	40,667
Alpha Corp.	1,000	13,008
Alpha Systems, Inc.	600	10,501
Alpine Electronics, Inc.	5,815	84,745
Alps Logistics Company, Ltd.	2,000	24,412
Amano Corp.	11,800	114,256
Amiyaki Tei Company., Ltd.	3	10,287
Ando Corp.	10,000	13,856
Anest Iwata Corp.	6,000	29,695
Anritsu Corp. (L)	10,297	96,623
AOC Holdings, Inc. (I)	3,400	25,134
AOKI Holdings, Inc.	3,200	57,155
Aomori Bank, Ltd.	18,000	57,384
Aoyama Trading Company, Ltd.	10,800	188,192
Arakawa Chemical Industries, Ltd.	1,700	17,750
Arc Land Sakamoto Company, Ltd. (I)	2,700	33,596
Arcs Company, Ltd.	4,800	76,764
Ariake Japan Company, Ltd.	3,200	56,178
Arisawa Manufacturing Company, Ltd.	3,200	19,049
Arnest One Corp.	6,500	82,114
Aronkasei Company, Ltd. (I)	4,000	25,191
Art Corp. (I)	1,300	28,506
AS ONE CORP.	1,500	34,347
Asahi Company, Ltd. (I)	2,600	43,734
Asahi Diamond Industrial Company, Ltd.	10,000	194,062
Asahi Holdings, Inc.	3,700	82,224
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	23,171
Asahi TEC Corp. (I)	45,000	18,763
ASATSU-DK, Inc.	4,800	137,491
ASKA Pharmaceutical Company, Ltd.	3,000	25,223
ASKUL Corp.	3,000	60,598

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asunaro Aoki Construction Company, Ltd.	4,000	$19,847
Atom Corp. (I)(L)	16,700	57,071
Atsugi Company, Ltd.	22,000	30,187
Autobacs Seven Company, Ltd.	4,500	182,808
Avex Group Holdings, Inc.	5,000	73,797
Azel Corp. (I)	17,000	0
BALS Corp.	1	1,091
Bando Chemical Industries, Ltd.	9,000	42,851
Bank of Iwate, Ltd.	2,500	119,634
Bank of Nagoya, Ltd.	22,000	79,553
Bank of Okinawa, Ltd.	3,088	131,305
Bank of Saga, Ltd.	19,000	54,458
Bank of the Ryukyus, Ltd.	5,600	67,429
Belc Company, Ltd. (I)	100	1,244
Belluna Co., Ltd.	4,950	36,560
Best Denki Company, Ltd. (I)	6,500	19,367
BIC Camera, Inc. (I)	98	40,953
BML, Inc.	1,500	41,919
Bookoff Corp.	2,100	18,373
Bunka Shutter Company, Ltd.	6,000	17,035
CAC Corp.	2,100	17,772
Calsonic Kansei Corp. (I)	25,000	124,498
Can Do Company, Ltd. (I)	1	901
Canon Electronics, Inc.	3,000	92,044
Capcom Company, Ltd.	6,700	129,470
Cawachi, Ltd.	2,200	47,253
Central Glass Company, Ltd.	29,432	131,721
Century Tokyo Leasing Corp.	7,200	137,440
Chiyoda Company, Ltd.	4,200	59,356
Chiyoda Integre Company, Ltd. (I)	1,600	25,043
Chofu Seisakusho Company, Ltd.	2,800	67,287
Chori Company, Ltd.	23,000	31,601
Chubu Shiryo Company, Ltd.	3,000	22,456
Chudenko Corp.	6,700	84,558
Chuetsu Pulp & Paper Company, Ltd.	10,000	18,871
Chugai Mining Company, Ltd.	34,900	14,186
Chugai Ro Company, Ltd.	8,000	38,568
Chugoku Marine Paints, Ltd.	11,000	97,094
Chukyo Bank, Ltd.	18,000	47,198
Chuo Denki Kogyo Company, Ltd.	2,000	12,506
Chuo Gyorui Company, Ltd.	3,000	6,938
Circle K Sunkus Company, Ltd.	6,300	106,494
CKD Corp.	5,700	63,363
Clarion Company, Ltd. (I)	20,000	43,801
Cleanup Corp.	1,000	8,094
CMIC Company, Ltd. (I)	70	24,827
CMK Corp.	4,000	21,000
Coca-Cola Central Japan Company, Ltd.	4,300	58,709
Cocokara Fine Holdings, Inc.	2,630	61,331
Colowide Company, Ltd.	4,500	27,983
Columbia Music Entertainment, Inc. (I)	29,000	15,315
Computer Engineering & Consulting, Ltd. (I)	1,500	8,212
COMSYS Holdings Corp.	15,100	154,344
Corona Corp.	900	9,926
Cosel Company, Ltd.	3,100	50,719
Cosmos Pharmaceutical Corp.	1,800	75,914
CSK Corp. (I)(L)	16,700	60,674
Culture Convenience Club Company, Ltd. (L)	10,100	73,946
Cybozu, Inc. (I)	45	12,918
D.G. Roland Corp.	1,400	21,658
Dai Nippon Toryo Company, Ltd. (I)	12,000	17,365
Dai-Dan Company, Ltd.	5,000	28,280
Daibiru Corp.	10,100	86,390
Daido Metal Company, Ltd.	5,000	53,303
Daidoh, Ltd.	2,500	24,316

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiei, Inc. (I)	8,300	$33,814
Daifuku Company, Ltd.	12,000	96,939
Daihen Corp.	10,000	45,649
Daiho Corp.	10,000	10,452
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	20,000	48,579
Daiichi Jitsugyo Company, Ltd.	6,000	27,348
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	38,138
Daiken Corp.	15,000	45,788
Daiki Aluminium Industry Company, Ltd. (I)	5,000	17,162
Daiko Clearing Services Corp.	3,000	11,997
Daikoku Denki Company, Ltd.	1,600	20,288
Daikyo, Inc. (I)(L)	19,144	37,222
Dainichi Company, Ltd.	2,100	15,252
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	6,000	34,177
Daio Paper Corp.	13,000	96,303
Daisan Bank, Ltd.	28,000	82,163
Daiseki Company, Ltd. (L)	5,500	109,473
Daiso Company, Ltd.	8,000	27,837
Daisyo Corp.	1,100	13,691
Daiwa Industries, Ltd. (I)	5,000	25,143
Daiwabo Holdings Company, Ltd.	13,000	31,711
DCM Japan Holdings Company, Ltd.	9,520	58,227
Denki Kogyo Company, Ltd.	7,000	33,072
Denyo Company, Ltd.	3,100	27,504
Descente, Ltd.	5,000	25,685
Doshisha Company, Ltd.	1,000	22,948
Doutor Nichires Holdings Company, Ltd.	4,793	64,337
Dr. Ci:Labo Company, Ltd. (I)	20	77,927
DTS Corp.	2,700	30,801
Duskin Company, Ltd.	8,900	179,801
Dwango Company, Ltd.	14	40,017
Dydo Drinco, Inc.	1,500	62,961
Eagle Industry Company, Ltd.	2,000	25,031
Earth Chemical Company, Ltd. (I)	1,900	63,752
EDION Corp.	11,300	117,111
Ehime Bank, Ltd.	20,253	62,884
Eighteenth Bank, Ltd.	30,000	96,932
Eiken Chemical Company, Ltd.	1,600	20,376
Eizo Nanao Corp.	2,800	70,821
Elematec Corp.	1,000	14,721
Enplas Corp.	1,800	26,968
EPS Company, Ltd.	24	56,153
Espec Corp.	2,400	21,204
Exedy Corp.	4,000	132,319
F&A Aqua Holdings, Inc. (I)	2,900	27,049
F-Tech, Inc.	100	2,131
Falco Biosystems, Ltd. (I)	1,500	14,381
Fancl Corp.	5,200	77,120
FCC Company, Ltd.	5,700	141,830
FDK Corp. (I)	21,000	37,613
Fidea Holdings Company, Ltd.	2,600	8,618
Foster Electric Company, Ltd.	2,800	75,643
FP Corp.	2,000	113,235
France Bed Holdings Company, Ltd.	14,000	19,567
Fudo Tetra Corp. (I)	13,700	8,907
Fuji Company, Ltd. (I)	3,000	61,890
Fuji Corp., Ltd.	2,600	13,385
Fuji Electronics Company, Ltd. (I)	2,300	41,450
Fuji Kosan Company, Ltd. (I)	11,000	12,553
Fuji Kyuko Company, Ltd.	8,000	42,823
Fuji Oil Company, Ltd.	9,900	141,742
Fuji Seal International, Inc.	3,500	77,898
Fuji Software ABC, Inc.	4,300	74,004
Fujibo Holdings, Inc.	9,000	19,454

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujicco Company, Ltd.	3,000	$37,822
Fujikura Kasei Company, Ltd.	3,400	26,326
Fujimi, Inc.	2,500	38,794
Fujimori Kogyo Company, Ltd.	1,700	27,934
Fujita Kanko, Inc. (I)	8,000	36,067
Fujitec Company, Ltd.	8,000	41,790
Fujitsu Frontech, Ltd.	2,000	16,882
Fujitsu General, Ltd.	7,000	41,080
Fujiya Company, Ltd. (I)	16,000	29,987
Fukui Bank, Ltd.	38,188	126,256
Fukushima Bank, Ltd.	23,000	17,816
Fukuyama Transporting Company, Ltd.	3,000	15,496
Fumakilla, Ltd.	3,000	13,840
Funai Consulting Company, Ltd. (I)	3,100	20,078
Funai Electric Company, Ltd.	3,500	113,902
Furukawa Battery Company, Ltd.	1,231	8,634
Furukawa Company, Ltd. (I)	26,000	30,951
Furukawa-Sky Aluminum Corp.	16,000	50,843
Fuso Pharmaceutical Industries, Ltd.	8,000	24,881
Futaba Corp.	5,657	112,365
Futaba Industrial Company, Ltd. (I)	5,600	39,287
Fuyo General Lease Company, Ltd.	3,700	137,514
Gakken Company, Ltd.	6,000	13,875
Gecoss Corp.	4,000	16,311
Geo Corp.	68	90,218
GLOBERIDE, Inc.	10,000	12,647
GMO Internet, Inc.	5,300	32,181
Godo Steel, Ltd.	12,000	25,194
Goldcrest Company, Ltd.	3,070	83,838
Green Hospital Supply, Inc.	2,100	27,463
GSI Creos Corp. (I)	11,000	17,198
Gulliver International Company, Ltd. (I)	480	21,327
Gun-Ei Chemical Industry Company, Ltd.	6,000	18,396
Gunze, Ltd. (I)	21,000	90,390
H20 Retailing Corp.	18,000	136,741
Hakuto Company, Ltd.	1,500	16,800
Hakuyosha Company, Ltd. (I)	5,000	13,958
Hamakyorex Company, Ltd.	1,300	41,265
Hanwa Company, Ltd.	32,000	149,160
Harashin Narus Holdings Company, Ltd.	2,000	31,907
Haruyama Trading Company, Ltd.	2,700	16,989
Hayashikane Sangyo Company, Ltd. (I)	4,000	4,268
Hazama Corp. (I)	10,600	9,739
Heiwa Corp. (L)	6,400	113,956
Heiwa Real Estate Company, Ltd.	14,500	42,313
Heiwado Company, Ltd. (I)	4,500	57,526
Hibiya Engineering, Ltd.	3,500	33,364
Higashi-Nippon Bank, Ltd.	17,000	44,555
Higo Bank, Ltd.	20,000	122,101
Hikari Tsushin, Inc.	4,600	112,441
Hioki Ee Corp. (I)	400	8,275
HIS Company, Ltd.	3,300	86,051
Hisaka Works, Ltd.	3,000	42,913
Hitachi Cable, Ltd.	30,000	86,500
Hitachi Koki Company, Ltd.	8,700	90,573
Hitachi Kokusai Electric, Inc.	10,000	96,428
Hitachi Medical Corp.	2,000	22,787
Hitachi Tool Engineering, Ltd.	2,500	28,995
Hitachi Zosen Corp. (L)	91,000	139,287
Hodogaya Chemical Company, Ltd.	5,000	21,961
Hogy Medical Company, Ltd.	2,500	118,767
Hokkaido Gas Company, Ltd.	2,000	6,121
Hokkan Holdings, Ltd.	7,000	24,669
Hokuetsu Bank, Ltd.	22,000	52,583
Hokuetsu Paper Mills, Ltd.	18,000	104,403

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hokuriku Electric Industry Company, Ltd.	7,000	$16,721
Hokuto Corp.	4,200	97,286
Honeys Company, Ltd.	1,230	16,831
Horiba, Ltd.	3,992	125,188
Hoshizaki Electric Company, Ltd.	3,800	70,229
Hosiden Corp.	8,600	98,657
Howa Machinery, Ltd. (I)	20,000	26,695
Hyakujushi Bank, Ltd.	11,000	45,512
I Metal Technology Company, Ltd. (I)	4,000	12,360
IBJ Leasing Company, Ltd.	2,900	75,455
Ichibanya Company, Ltd.	700	20,589
Ichikoh Industries, Ltd. (I)	6,000	18,217
Ichiyoshi Securities Company, Ltd.	4,500	34,319
ICOM, Inc.	1,000	27,862
IDEC Corp.	2,900	28,632
Ihara Chemical Industry Company, Ltd.	7,000	25,918
Iida Home Max	5,600	66,822
Iino Kaiun Kaisha, Ltd.	12,400	67,533
Ikyu Corp.	35	18,087
Imasen Electric Industrial	1,300	21,845
Imperial Hotel, Ltd.	2,200	63,643
Inaba Denki Sangyo Company, Ltd.	3,100	90,759
Inaba Seisakusho Company, Ltd. (I)	1,900	20,165
Inabata & Company, Ltd.	4,400	31,358
Inageya Company, Ltd.	6,000	65,237
Ines Corp.	3,700	31,218
Intage, Inc.	600	13,704
Inui Steamship Company, Ltd.	2,300	16,570
Ise Chemical Corp. (I)	3,000	21,092
Iseki & Company, Ltd. (I)(L)	21,000	56,966
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	45,434
Ishii Hyoki Company, Ltd. (I)	1,000	9,995
IT Holdings Corp.	8,600	98,613
ITC Networks Corp.	4,500	27,900
Itochu Enex Company, Ltd.	9,000	52,896
Itochu-Shokuhin Company, Ltd. (I)	600	21,288
Itoham Foods, Inc.	24,000	91,681
Itoki Corpitoki Corp. (I)	4,300	11,390
Iwai Securities Company, Ltd.	1,500	10,446
Iwasaki Electric Company, Ltd. (I)	6,000	12,363
Iwatani International Corp.	26,000	84,602
Izumi Company, Ltd.	1,900	27,927
Izumiya Company, Ltd.	7,773	36,386
J-Oil Mills, Inc.	13,000	40,755
Jalux, Inc. (I)	1,500	15,538
Jamco Corp.	3,000	21,698
Japan Airport Terminal Company, Ltd.	5,800	88,325
Japan Aviation Electronics Industry, Ltd.	6,000	50,737
Japan Cash Machine Company, Ltd.	1,800	16,155
Japan Digital Laboratory Company, Ltd.	2,400	28,643
Japan Pulp & Paper Company, Ltd.	14,000	55,077
Japan Pure Chemical Company, Ltd.	6	19,030
Japan Transcity Corp., Ltd.	8,000	30,173
Japan Vilene Company, Ltd.	3,000	16,023
Japan Wool Textile Company, Ltd.	10,000	88,509
Jastec Company, Ltd. (I)	2,100	12,853
Jeol, Ltd.	8,000	26,118
JFE Shoji Holdings, Inc.	22,000	105,103
JK Holdings Company, Ltd.	3,600	17,633
Joban Kosan Company, Ltd.	8,000	12,331
Joshin Denki Company, Ltd. (I)	7,000	72,977
JSP Corp.	2,800	53,146
Juki Corp. (I)	19,000	45,176
Juroku Bank, Ltd.	40,000	138,729
JVC KENWOOD Holdings, Ltd. (I)	6,428	35,379

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
K’s Holding Corp. (I)	3,100	$104,697
kabu.com Securities Company, Ltd.	8,500	37,362
Kabuki-Za Company, Ltd.	1,000	42,763
Kadokawa Holdings, Inc.	3,000	78,216
Kaga Electronics Company, Ltd.	2,700	35,517
Kagoshima Bank, Ltd.	5,000	35,385
Kakaku.com, Inc.	25	146,209
Kaken Pharmaceutical Company, Ltd. (I)	7,000	89,431
Kameda Seika Company, Ltd.	1,900	35,989
Kamei Corp.	3,000	15,507
Kanaden Corp.	4,000	25,499
Kanagawa Chuo Kotsu Company, Ltd.	6,000	31,715
Kanamoto Company, Ltd. (I)	3,000	16,929
Kandenko Company, Ltd.	7,000	44,389
Kanematsu Corp. (I)	37,000	44,090
Kanematsu Electronics, Ltd.	2,300	24,669
Kanto Auto Works, Ltd.	9,600	80,206
Kanto Denka Kogyo Company, Ltd.	5,000	42,705
Kanto Natural Gas Development, Ltd.	4,000	23,611
Kanto Tsukuba Bank, Ltd. (I)	8,000	29,996
Kappa Create Company, Ltd. (I)	2,600	57,905
Kasai Kogyo Co., Ltd.	1,000	7,027
Kasumi Company, Ltd. (I)	5,100	28,467
Katakura Industries Company, Ltd.	3,100	32,675
Kato Sangyo Company, Ltd. (I)	3,100	54,686
Kato Works Company, Ltd.	5,000	13,494
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	27,393
Kawasumi Laboratories, Inc.	2,000	13,877
Kayaba Industry Company, Ltd.	21,000	183,750
Keihanshin Real Estate Company, Ltd.	2,800	13,969
Keihin Company, Ltd.	10,000	12,121
Keiyo Company, Ltd. (I)(L)	4,600	24,280
Kenedix, Inc. (I)	332	90,279
Kentucky Fried Chicken Japan, Ltd.	1,000	25,086
KEY Coffee, Inc.	2,000	37,655
Kimoto Company, Ltd.	3,400	31,863
Kimura Chemical Plants Company, Ltd.	1,900	14,438
Kinki Nippon Tourist Company, Ltd. (I)	12,000	21,228
Kinki Sharyo Company, Ltd.	3,000	15,824
Kintetsu World Express, Inc.	2,000	62,620
Kisoji Company, Ltd.	2,800	62,476
Kissei Pharmaceutical Company, Ltd.	5,100	101,795
Kita-Nippon Bank, Ltd.	900	24,572
Kitagawa Iron Works Company, Ltd. (I)	12,000	23,838
Kitano Construction Corp.	8,000	20,371
Kitz Corp.	11,800	53,193
Kiyo Holdings, Inc.	71,395	104,970
Koa Corp.	4,200	51,936
Koatsu Gas Kogyo Company, Ltd.	3,000	18,767
Kohnan Shoji Company, Ltd.	3,300	45,271
Koike Sanso Kogyo Company, Ltd.	5,000	14,757
Kokuyo Company, Ltd.	11,973	98,558
Komatsu Seiren Company, Ltd.	1,000	4,545
Komatsu Wall Industry Company, Ltd.	1,200	11,873
Komeri Company, Ltd.	4,800	120,827
Komori Corp.	9,724	103,920
Konaka Company, Ltd. (I)	4,600	26,974
Kondotec, Inc.	1,600	12,437
Konishi Company, Ltd.	2,600	35,963
Kosaido Company, Ltd. (I)	2,300	3,470
Kose Corp.	2,500	67,919
Kosei Securities Company, Ltd.	10,000	11,042
Kourakuen Corp.	500	7,712
Kumagai Gumi Company, Ltd. (I)	18,000	13,705

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kumiai Chemical Industry Company, Ltd.	4,000	$14,518
Kura Corp. (I)	2,000	32,321
Kurabo Industries, Ltd.	18,000	35,954
Kureha Corp.	16,000	86,222
Kuroda Electric Company, Ltd.	3,600	50,082
Kyoden Company, Ltd.	7,000	13,857
Kyodo Printing Company, Ltd.	9,000	20,945
Kyoei Steel, Ltd.	3,800	63,594
Kyoei Tanker Company, Ltd.	5,000	11,406
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	16,084
Kyokuto Securities Company, Ltd.	4,500	37,331
Kyokuyo Company, Ltd.	11,000	25,908
Kyorin Company, Ltd.	8,000	145,831
Kyoritsu Maintenance Company, Ltd.	1,500	25,299
Kyosan Electric Manufacturing Company, Ltd.	8,000	44,363
Kyoto Kimono Yuzen Company, Ltd.	1,500	17,327
Kyowa Exeo Corp.	13,600	129,999
Kyowa Leather Cloth Company, Ltd.	200	799
Kyudenko Corp.	5,000	31,954
Laox Company, Ltd. (I)	24,000	20,591
Leopalace21 Corp. (I)(L)	15,200	25,758
Life Corp. (I)	5,600	89,057
Livedoor Auto Company, Ltd. (I)	29,500	10,129
Macnica, Inc.	1,200	31,669
Macromill, Inc.	2,000	28,979
Maeda Corp.	18,000	58,348
Maeda Road Construction Company, Ltd.	7,000	59,552
Maezawa Kasei Industries Company, Ltd.	2,000	19,222
Maezawa Kyuso Industries Company, Ltd.	1,600	21,308
Makino Milling Machine Company, Ltd. (I)	15,575	146,374
Mandom Corp.	2,970	79,702
Mars Engineering Corp.	1,500	29,279
Marubun Corp.	2,200	13,026
Marudai Food Company, Ltd.	13,000	43,150
Maruei Department Store Company, Ltd. (I)	7,000	9,456
Maruetsu, Inc.	7,000	28,211
Maruha Group, Inc.	46,815	87,790
Marusan Securities Company, Ltd.	6,861	39,548
Maruwa Company, Ltd. (I)	800	27,493
Maruyama Manufacturing Company, Inc. (I)	7,000	16,321
Maruzen Showa Unyu Company, Ltd.	7,000	24,122
Maspro Denkoh Corp.	1,900	19,289
Matsuda Sangyo Company, Ltd.	2,020	35,995
Matsuya Company, Ltd.	3,300	25,917
Matsuya Foods Company, Ltd.	400	7,724
Max Company, Ltd.	9,000	120,884
Maxvalu Tokai Company, Ltd. (I)	2,000	27,600
MEC Company, Ltd.	2,400	13,030
Megachips Corp.	1,900	41,169
Megane Top Company, Ltd.	3,000	29,951
Megmilk Snow Brand Company, Ltd.	7,600	136,121
Meidensha Corp. (L)	17,086	78,897
Meiji Shipping Company, Ltd.	3,900	15,864
Meiko Network Japan Company, Ltd. (I)	900	7,850
Meitec Corp. (I)	4,000	88,696
Meito Sangyo Company, Ltd.	900	12,474
Meiwa Estate Company, Ltd. (I)	3,300	25,015
Melco Holdings, Inc.	2,300	88,138
Michinoku Bank, Ltd.	16,000	35,296
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	35,898
Mikuni Corp. (I)	1,000	3,039
Milbon Company, Ltd.	1,100	30,315
Mimasu Semiconductor
Industry Company, Ltd.	2,100	25,830
Minato Bank, Ltd.	28,000	56,708

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ministop Company, Ltd.	1,900	$32,957
Mirait Holdings Corp. (I)	6,980	52,994
Misawa Homes Company, Ltd. (I)	1,200	6,167
Mitani Corp.	2,500	26,405
Mito Securities Company, Ltd.	6,000	10,601
Mitsuba Corp. (I)	2,000	18,044
Mitsubishi Kakoki Kaisha, Ltd.	7,000	16,292
Mitsubishi Paper Mills, Ltd. (I)	29,387	37,089
Mitsubishi Pencil Company, Ltd. (I)	2,300	38,666
Mitsubishi Steel Manufacturing Company, Ltd.	20,000	76,843
Mitsuboshi Belting Company, Ltd.	9,000	53,097
Mitsui High-Tec, Inc.	3,200	18,980
Mitsui Home Company, Ltd.	2,000	11,464
Mitsui Knowledge Industry Company, Ltd.	104	18,931
Mitsui Mining Company, Ltd.	27,500	54,388
Mitsui Sugar Company, Ltd.	17,000	71,249
Mitsui-Soko Company, Ltd.	11,000	47,149
Mitsumura Printing Company, Ltd.	4,000	14,245
Mitsuuroko Company, Ltd.	4,000	26,030
Miura Company, Ltd.	4,200	117,783
Miyazaki Bank, Ltd.	23,000	61,507
Miyoshi Oil & Fat Company, Ltd. (I)	7,000	11,413
Mizuho Investors Securities Company, Ltd. (I)	64,000	72,285
Mizuno Corp.	16,000	77,263
Mochida Pharmaceutical Company, Ltd.	11,000	130,852
Modec, Inc.	4,100	75,718
Monex Group, Inc.	149	41,387
Mori Seiki Company, Ltd.	14,600	187,521
Morinaga & Company, Ltd.	33,000	80,908
Morinaga Milk Industry Company, Ltd.	24,000	101,143
Morita Corp.	3,000	19,136
MOS Food Services, Inc.	3,600	69,148
Moshi Moshi Hotline, Inc.	3,750	83,089
Mr. Max Corp.	3,200	11,603
Musashi Seimitsu Industry Company, Ltd.	4,000	105,785
Musashino Bank, Ltd.	5,600	192,583
Mutoh Holdings Company, Ltd. (I)	8,000	24,035
Nachi-Fujikoshi Corp.	29,000	162,785
Nagaileben Company, Ltd. (I)	700	17,665
Nagano Bank, Ltd.	2,000	4,755
Nagatanien Company, Ltd.	2,000	21,446
Nakamuraya Company, Ltd.	6,000	29,639
Nakayama Steel Works, Ltd. (I)	11,000	15,118
NEC Fielding, Ltd.	1,900	23,662
NEC Leasing, Ltd.	2,000	34,225
NEC Mobiling, Ltd.	1,200	40,715
NEC Networks & System Integration Corp.	4,200	57,018
Net One Systems Company, Ltd.	70	112,524
Neturen Company, Ltd.	4,500	43,346
New Tachikawa Aircraft Company, Ltd.	700	34,783
Nice Corp.	4,000	9,072
Nichia Steel Works, Ltd.	4,000	11,330
Nichias Corp.	12,000	74,406
Nichicon Corp.	8,073	114,821
Nichiden Corp.	600	17,486
Nichiha Corp.	3,100	30,829
Nichii Gakkan Company, Ltd.	7,000	64,368
NICHIREI Corp.	31,000	145,929
Nichireki Company, Ltd.	1,000	4,126
Nidec Copal Corp.	1,800	27,126
Nidec Copal Electronics Corp.	2,600	20,688
Nidec Sankyo Corp.	2,000	16,481
Nidec Tosok Corp.	3,000	30,902
Nifco, Inc.	7,104	191,774
Nifty Corp.	3	4,697

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nihon Chouzai Company, Ltd.	540	$21,897
Nihon Dempa Kogyo Company, Ltd.	2,000	37,669
Nihon Eslead Corp.	2,000	22,759
Nihon Kohden Corp.	7,000	153,893
Nihon M&A Center, Inc.	4	24,301
Nihon Nohyaku Company, Ltd.	3,000	16,631
Nihon Parkerizing Company, Ltd.	7,000	108,447
Nihon Unisys, Ltd. (I)	10,725	85,218
Nihon Yamamura Glass Company, Ltd.	13,000	38,445
Nikkiso Company, Ltd.	11,000	95,353
Nikko Company, Ltd.	5,000	17,996
Nippo Corp.	9,000	63,466
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	38,295
Nippon Carbon Company, Ltd.	13,000	40,172
Nippon Ceramic Company, Ltd. (I)	2,500	51,705
Nippon Chemi-Con Corp. (I)	13,271	94,019
Nippon Chemical Industrial Company, Ltd.	8,000	21,572
Nippon Chemiphar Company, Ltd.	5,000	17,321
Nippon Denko Company, Ltd.	8,000	58,514
Nippon Densetsu Kogyo Company, Ltd.	7,000	67,512
Nippon Denwa Shisetsu Company, Ltd.	6,000	19,810
Nippon Felt Company, Ltd.	2,700	14,287
Nippon Filcon Company, Ltd. (I)	3,100	15,987
Nippon Fine Chemical Company, Ltd.	3,000	20,129
Nippon Flour Mills Company, Ltd.	18,000	89,692
Nippon Gas Company, Ltd.	4,800	65,178
Nippon Kanzai Company, Ltd.	800	13,763
Nippon Kasei Chemical Company, Ltd.	9,000	23,154
Nippon Koei Company, Ltd.	9,000	30,303
Nippon Konpo Unyu Soko Company, Ltd. (I)	11,000	127,309
Nippon Light Metal Company, Ltd. (I)	64,000	137,925
Nippon Metal Industry Company, Ltd. (I)	16,000	20,618
Nippon Parking
Development Company, Ltd. (I)	293	15,050
Nippon Piston Ring Company, Ltd. (I)	13,000	37,011
Nippon Road Company, Ltd.	8,000	20,202
Nippon Seiki Company, Ltd.	7,000	93,482
Nippon Seisen Company, Ltd.	7,000	43,855
Nippon Sharyo, Ltd.	11,000	58,673
Nippon Shinyaku Company, Ltd.	8,000	105,402
Nippon Signal Company, Ltd.	9,100	72,079
Nippon Soda Company, Ltd.	21,000	111,645
Nippon Steel Trading Company., Ltd.	14,000	47,094
Nippon Suisan Kaisha, Ltd.	28,165	95,987
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	64,519
Nippon System Development Company, Ltd.	6,015	66,333
Nippon Thompson Company, Ltd.	7,000	58,615
Nippon Valqua Industries, Ltd.	11,000	35,733
Nippon Yakin Kogyo Company, Ltd. (I)(L)	9,500	26,959
Nippon Yusoki Company, Ltd.	5,000	13,531
Nipro Corp.	7,200	152,067
Nishimatsu Construction Company, Ltd.	30,000	41,910
Nishimatsuya Chain Company, Ltd.	9,600	87,755
Nissan Shatai Company, Ltd.	15,277	129,919
Nissei Corp.	3,000	26,250
Nissen Holdings Company, Ltd.	4,600	30,543
Nissha Printing Company, Ltd.	300	7,680
Nisshin Fudosan Company, Ltd.	3,000	23,713
Nisshin Oillio Group, Ltd.	15,000	78,095
Nissin Corp.	11,000	31,356
Nissin Electric Company, Ltd.	4,000	29,200
Nissin Kogyo Company, Ltd.	7,300	134,585
Nissui Pharmaceutical Company, Ltd.	2,600	23,200

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitta Corp.	3,100	$59,348
Nittan Valve Company, Ltd.	4,000	17,566
Nittetsu Mining Company, Ltd.	7,000	36,323
Nitto Boseki Company, Ltd.	25,229	76,502
Nitto Kogyo Corp.	3,600	43,027
Nitto Kohki Company, Ltd.	1,700	43,556
Nitto Seiko Company, Ltd.	4,000	12,582
Noevir Company, Ltd.	500	6,076
NOF Corp.	29,000	147,358
Nohmi Bosai, Ltd.	2,000	13,244
Noritake Company, Ltd.	18,000	78,502
Noritsu Koki Company, Ltd. (I)	2,000	13,303
Noritz Corp.	2,700	45,814
NS Solutions Corp.	3,000	67,350
OBIC Business Consultants, Ltd.	650	42,982
Oenon Holdings, Inc. (I)	4,000	9,990
Ogaki Kyoritsu Bank, Ltd.	31,000	110,599
Ohara, Inc.	2,000	26,100
Oiles Corp.	4,427	89,765
Oita Bank, Ltd.	21,000	83,133
Okabe Company, Ltd.	4,800	26,004
Okamoto Industries, Inc.	7,000	28,143
Okamura Corp.	13,000	80,175
Okasan Holdings, Inc.	28,000	124,422
Oki Electric Industry Company, Ltd. (I)	83,000	71,285
Okinawa Electric Power Company, Inc.	3,000	150,450
OKK Corp. (I)	10,000	15,432
OKUMA Corp. (I)	15,382	144,753
Okumura Corp.	25,000	98,601
Okura Industrial Company, Ltd. (I)	8,000	27,272
Okuwa Company, Ltd.	3,000	33,111
OMC Card, Inc.	31,555	70,053
ONO Sokki Company, Ltd. (I)	4,000	13,483
Onoken Company, Ltd.	1,400	12,643
Onward Kashiyama Company, Ltd. (L)	18,000	162,382
Optex Company, Ltd. (I)	400	5,923
Organo Corp.	3,000	22,721
Osaka Organic Chemical Industry, Ltd. (I)	3,200	19,883
Osaka Steel Company, Ltd.	2,500	44,113
Osaki Electric Company, Ltd.	3,000	28,481
OSG Corp.	7,700	112,913
Oyo Corp. (I)	2,400	20,476
Pacific Golf Group International Holdings KK	68	44,710
Pacific Industrial Company, Ltd.	4,000	24,159
Pal Company, Ltd. (I)	950	37,656
PanaHome Corp.	11,000	76,796
Panasonic Electric Works Information
Systems Company, Ltd.	500	13,088
Paramount Bed Company, Ltd.	2,500	66,976
Parco Company, Ltd.	7,200	71,884
Paris Miki, Inc. (I)	2,800	27,991
Pasco Corp. (I)	4,000	13,445
Pasona Group, Inc.	31	27,110
Penta-Ocean Construction Company, Ltd.	23,000	38,672
PIA Corp. (I)	1,300	14,419
Pigeon Corp.	2,731	81,501
Pilot Corp. (I)	22	40,130
Piolax, Inc.	1,000	27,186
Pioneer Corp. (I)	19,200	103,419
Plenus Company, Ltd.	2,800	47,552
Point, Inc.	2,780	133,400
Press Kogyo Company, Ltd. (I)	8,000	39,404
Prima Meat Packers, Ltd. (I)	14,000	19,589
Pronexus, Inc.	3,500	18,784
PS Mitsubishi Construction Company, Ltd. (I)	4,200	13,160

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Raito Kogyo Company, Ltd.	7,600	$21,430
Rasa Industries, Ltd. (I)	10,000	19,053
Resorttrust, Inc.	5,800	95,546
Rhythm Watch Company, Ltd.	14,000	24,693
Ricoh Leasing Company, Ltd.	3,200	87,037
Right On Company, Ltd. (I)	1,800	10,584
Riken Corp.	11,000	54,496
Riken Keiki Company, Ltd.	2,500	23,367
Riken Technos Corp.	8,000	29,134
Riken Vitamin Company, Ltd.	2,000	55,860
Ringer Hut Company, Ltd.	1,700	21,384
Riso Kagaku Corp.	2,000	36,770
Riso Kyoiku Company, Ltd. (I)	338	20,344
Rock Field Company, Ltd.	1,000	16,579
Rohto Pharmaceutical Company, Ltd.	4,000	46,966
Roland Corp.	2,500	29,568
Round One Corp.	9,000	59,046
Royal Holdings Company, Ltd. (I)	3,300	35,417
Ryobi, Ltd. (I)	18,000	78,345
Ryoden Trading Company, Ltd.	4,000	28,156
Ryohin Keikaku Company, Ltd.	3,500	166,945
Ryosan Company, Ltd.	5,929	155,818
Ryoshoku, Ltd.	1,000	22,737
Ryoyo Electro Corp.	3,200	37,019
Sagami Chain Company, Ltd. (I)	2,000	12,100
Saibu Gas Company, Ltd.	38,000	98,209
Saizeriya Company, Ltd.	3,900	74,456
Sakai Chemical Industry Company, Ltd.	14,000	80,150
Sakata INX Corp.	5,000	25,779
Sakata Seed Corp.	5,400	81,823
Sala Corp. (I)	4,500	25,445
San-A Company, Ltd. (I)	1,100	42,907
San-Ai Oil Company, Ltd.	6,000	33,742
Sanden Corp.	11,000	50,490
Sanei-International Company, Ltd.	1,700	20,866
Sangetsu Company, Ltd.	3,900	96,908
Sankei Building Company, Ltd.	3,300	21,364
Sanken Electric Company, Ltd.	11,437	76,893
Sanki Engineering Company, Ltd.	9,000	57,621
Sankyo Seiko Company, Ltd.	7,700	31,630
Sankyo-Tateyama Holdings, Inc. (I)	32,000	43,913
Sankyu, Inc.	41,000	193,979
Sanoh Industrial Company, Ltd.	4,600	46,320
Sanrio Company, Ltd.	1,600	52,884
Sanshin Electronics Company, Ltd.	3,600	32,001
Sanwa Shutter Corp.	26,124	93,173
Sanyo Chemical Industries, Ltd.	10,000	82,597
Sanyo Denki Company, Ltd.	6,000	47,502
Sanyo Shokai, Ltd.	10,000	37,382
Sanyo Special Steel Company, Ltd. (I)	16,648	110,073
Sasebo Heavy Industries Company, Ltd.	13,000	30,941
Sato Corp.	3,000	40,663
Satori Electric Company, Ltd.	2,400	18,152
Sawai Pharmaceutical Company, Ltd.	1,300	121,933
Seibu Electric Industry Company, Ltd.	3,000	13,818
Seika Corp.	11,000	30,731
Seikagaku Corp.	5,700	65,053
Seiko Holdings Corp. (I)	11,000	43,327
Seino Holdings Company, Ltd.	8,000	60,882
Seiren Company, Ltd.	7,000	52,609
Sekisui Jushi Corp.	4,000	39,722
Sekisui Plastics Company, Ltd.	5,000	22,063
Senko Company, Ltd.	9,000	30,551
Senshu Electric Company, Ltd. (I)	1,500	19,654
Senshukai Company, Ltd. (I)	4,500	28,994

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shibaura Mechatronics Corp. (I)	5,000	$19,769
Shibusawa Warehouse Company, Ltd.	6,000	20,624
Shibuya Kogyo Company, Ltd.	3,300	34,428
Shikibo, Ltd.	11,000	15,097
Shikoku Bank, Ltd. (I)	29,000	97,389
Shikoku Chemicals Corp.	5,000	30,606
Shima Seiki Manufacturing, Ltd.	4,700	115,765
Shimachu Company, Ltd.	5,800	133,315
Shimizu Bank, Ltd.	1,100	52,621
Shimojima Company, Ltd.	1,000	12,675
Shin Nippon Air Technologies Company, Ltd.	3,100	17,595
Shin-Etsu Polymer Company, Ltd.	5,300	33,812
Shin-Keisei Electric Railway Company, Ltd.	4,000	17,214
Shin-Kobe Electric
Machinery Company, Ltd. (I)	2,000	24,628
Shinagawa Refractories Company, Ltd.	5,000	19,576
Shindengen Electric
Manufacturing Company, Ltd. (I)	7,000	37,619
Shinkawa, Ltd.	1,700	18,825
Shinko Electric Company, Ltd. (I)	14,000	46,519
Shinko Plantech Company, Ltd.	4,800	51,465
Shinko Shoji Company, Ltd.	2,700	24,460
Shinmaywa Industries, Ltd.	13,000	57,055
Shinnihon Corp.	8,000	25,907
Shinsho Corp.	7,000	18,992
Shinwa Kaiun Kaisha, Ltd.	11,000	26,843
Shiroki Corpshiroki Corp.	19,000	79,670
Shizuki Electric Company, Inc.	3,000	12,467
Shizuoka Gas Company, Ltd.	9,500	56,291
SHO-BOND Holdings Company, Ltd.	4,000	85,048
Shobunsha Publications, Inc.	2,400	22,041
Shochiku Company, Ltd. (I)	14,000	106,908
Shoko Company, Ltd. (I)	11,000	17,390
Showa Aircraft Industry Company, Ltd.	3,000	26,563
Showa Corp. (I)	4,900	42,078
Showa Sangyo Company, Ltd.	13,000	40,116
Siix Corp.	2,100	30,711
Simplex Technology, Inc.	31	14,817
Sinanen Company, Ltd.	5,000	24,109
Sintokogio, Ltd.	8,000	88,598
Sky Perfect JSAT Corp.	218	86,099
SMK Corp.	6,000	33,576
So-net Entertainment Corp.	26	93,115
So-net M3, Inc.	21	111,328
Sodick Company Ltd. (I)	4,200	29,218
Sogo Medical Company, Ltd.	900	26,648
Sohgo Security Services Company, Ltd.	12,500	151,235
Space Company, Ltd.	2,700	18,146
SRI Sports, Ltd. (I)	1	1,119
ST Chemical Company, Ltd.	1,100	12,927
St. Marc Holdings Company, Ltd.	1,100	50,077
Star Micronics Company, Ltd.	5,100	58,092
Starzen Company, Ltd.	9,000	29,307
Stella Chemifa Corp.	900	40,830
Sugi Pharmacy Company, Ltd.	3,200	76,895
Sumida Corp.	2,600	29,060
Sumikin Bussan Corp.	10,000	26,995
Sumiseki Holdings, Inc. (I)	9,800	10,806
Sumisho Computer Systems Corp. (L)	3,700	57,806
Sumitomo Bakelite Company, Ltd.	24,000	158,793
Sumitomo Densetsu Company, Ltd.	4,300	17,506
Sumitomo Light Metal Industries, Ltd. (I)	35,000	46,396
Sumitomo Mitsui Company, Ltd. (I)	31,300	25,427
Sumitomo Osaka Cement Company, Ltd.	44,000	114,541
Sumitomo Pipe & Tube Company, Ltd.	4,100	36,332

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Precision Products Company, Ltd.	4,000	$31,114
Sumitomo Real Estate Sales Company, Ltd.	1,690	88,240
Sumitomo Seika Chemicals Company, Ltd.	4,000	20,947
Sumitomo Warehouse Company, Ltd.	14,952	82,407
Sunx, Ltd.	6,100	35,794
SWCC Showa Holdings Company, Ltd. (I)	34,000	38,436
SxL Corp. (I)	10,000	6,863
SystemPro Company, Ltd. (I)	49	63,197
T Rad Company, Ltd.	4,000	20,227
T. Hasegawa Company, Ltd.	2,900	47,109
Tachi-S Company, Ltd.	3,100	63,164
Tachibana Eletech Company, Ltd.	1,700	16,371
Tact Home Company, Ltd.	17	19,784
Tadano, Ltd.	17,000	95,065
Taihei Dengyo Kaisha, Ltd.	4,000	31,971
Taihei Kogyo Company, Ltd.	11,000	52,080
Taiheiyo Cement Corp. (I)	68,000	101,327
Taiho Kogyo Company, Ltd.	2,900	31,311
Taikisha, Ltd.	5,800	105,631
Taiyo Ink Manufacturing Company, Ltd.	2,500	83,376
Takamatsu Corp.	1,900	27,389
Takano Company, Ltd.	2,000	14,205
Takaoka Electric
Manufacturing Company, Ltd.	8,000	45,645
Takara Holdings, Inc. (I)	12,000	71,812
Takara Standard Company, Ltd.	15,000	104,906
Takasago International Corp.	12,000	71,356
Takasago Thermal Engineering Company, Ltd.	10,200	91,762
Takihyo Company, Ltd.	1,000	4,982
Takiron Company, Ltd.	7,000	28,849
Takisawa Machine Tool Company, Ltd. (I)	3,000	4,124
Takuma Company, Ltd. (I)	10,000	31,753
Tamron Company, Ltd.	1,300	27,803
Tamura Corp.	7,000	22,070
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	36,271
Tayca Corp.	1,000	4,170
Teac Corp. (I)	35,000	20,639
Tecmo Koei Holdings Company, Ltd.	5,200	43,529
Teikoku Electric Manufacturing Company, Ltd.	700	15,823
Teikoku Piston Ring Company, Ltd.	2,700	29,398
Teikoku Tsushin Kogyo Company, Ltd.	6,000	14,671
Tekken Corp. (I)	14,000	15,123
Telepark Corp.	28	55,257
Temp Holdings Company, Ltd.	2,600	24,430
Tenma Corp.	2,100	22,715
The Chiba Kogyo Bank, Ltd. (I)	3,500	25,282
The Fuji Fire & Marine
Insurance Company, Ltd (I)	32,000	56,892
The Hokkoku Bank, Ltd.	40,000	156,611
The Hyakugo Bank, Ltd.	29,000	137,827
The Mie Bank, Ltd.	12,000	35,181
The Pack Corp. (I)	1,500	25,338
The San-in Godo Bank, Ltd.	21,000	164,653
The Yachiyo Bank, Ltd.	200	7,328
Tigers Polymer Corp.	2,000	9,695
TKC Corp.	2,100	43,079
TOA Corp.	22,000	27,479
TOA Oil Company, Ltd. (I)	14,000	17,836
Toagosei Company, Ltd.	29,000	148,756
Tobishima Corp. (I)	48,000	13,015
Tobu Store Company, Ltd. (I)	8,000	25,065
TOC Company, Ltd.	11,400	50,007
Tocalo Company, Ltd.	1,300	24,106
Tochigi Bank, Ltd.	16,000	82,713
Toda Corp.	39,000	149,595

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toda Kogyo Corp.	5,000	$52,613
Toei Company, Ltd.	6,000	31,803
Toenec Corp.	5,000	28,679
Toho Bank, Ltd.	28,000	95,536
Toho Company, Ltd. (I)	6,000	22,481
Toho Holdings Company, Ltd.	7,300	91,099
Toho Zinc Company, Ltd.	12,000	68,725
Tohoku Bank, Ltd.	9,000	15,543
Tohto Suisan Company, Ltd.	5,000	10,721
Tokai Carbon Company, Ltd.	20,000	118,648
Tokai Corp.	4,000	15,772
Tokai Rubber Industries, Ltd.	7,400	102,026
Tokai Tokyo Securities Company, Ltd.	32,966	122,166
Token Corp.	970	38,942
Toko Electric Corp.	6,000	39,581
Toko, Inc.	10,000	24,709
Tokushu Tokai Holdings Company, Ltd.	11,000	26,065
Tokyo Dome Corp. (I)	17,000	42,721
Tokyo Energy & Systems, Inc.	3,000	20,694
Tokyo Individualized
Educational Institute, Inc. (I)	2,600	7,478
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	9,551
Tokyo Ohka Kogyo Company, Ltd.	7,200	157,610
Tokyo Rakutenchi Company, Ltd. (I)	6,000	21,667
Tokyo Rope Manufacturing Company, Ltd.	12,000	41,238
Tokyo Seimitsu Company, Ltd.	6,500	129,591
Tokyo Style Company, Ltd.	11,000	82,380
Tokyo Tomin Bank, Ltd.	4,200	59,926
Tokyotokeiba Company, Ltd. (I)	18,000	26,880
Tokyu Community Corp.	1,300	40,221
Tokyu Construction Company, Ltd.	8,480	25,469
Tokyu Livable, Inc.	2,200	26,616
Tokyu Recreation Company, Ltd.	4,000	24,722
Toli Corp.	7,000	14,239
Tomato Bank, Ltd.	10,000	19,379
Tomen Electronics Corp.	900	14,829
Tomoe Corp.	4,400	13,713
Tomoe Engineering Company, Ltd. (I)	400	7,101
Tomoku Company, Ltd.	11,000	34,531
TOMONY Holdings, Inc. (I)	14,000	58,042
Tomy Company, Ltd.	6,100	53,112
Topcon Corp.	8,200	44,288
Toppan Forms Company, Ltd.	7,900	77,200
Topre Corp.	5,000	44,519
Topy Industries, Ltd.	21,000	62,611
Tori Holdings Company, Ltd. (I)	7,300	1,793
Toridoll Corp.	22	30,888
Torigoe Company, Ltd. (I)	2,300	20,672
Torii Pharmaceutical Company, Ltd.	1,700	36,924
Torishima Pump Manufacturing Company, Ltd.	2,300	42,562
Tosei Corp. (I)	16	7,775
Toshiba Machine Company, Ltd.	15,000	89,990
Toshiba Plant Systems & Services Corp. (I)	8,000	109,111
Toshiba TEC Corp.	17,000	80,297
Tosho Printing Company, Ltd. (I)	3,000	5,479
Totetsu Kogyo Company, Ltd.	4,000	33,611
Tottori Bank, Ltd.	11,000	25,103
Touei Housing Corptouei Housing Corp. (I)	2,500	39,855
Towa Bank, Ltd. (I)	28,000	41,472
Towa Pharmaceutical Company, Ltd.	1,500	83,125
Toyo Construction Company, Ltd.	33,000	19,870
Toyo Corp.	3,100	31,967
Toyo Electric Manufacturing Company, Ltd.	4,000	22,997
Toyo Engineering Corp.	25,000	96,949
Toyo Ink Manufacturing Company, Ltd.	30,000	153,065

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Kanetsu KK	16,000	$29,218
Toyo Kohan Company, Ltd.	9,000	54,269
Toyo Securities Company, Ltd.	7,000	12,578
Toyo Tanso Company, Ltd.	1,700	94,706
Toyo Tire & Rubber Company, Ltd.	22,000	60,962
Toyobo Company, Ltd. (L)	71,064	118,212
Transcosmos, Inc.	3,700	38,834
Trusco Nakayama Corp.	4,000	72,736
TS Tech Company, Ltd.	6,600	140,278
Tsubakimoto Chain Company, Ltd.	19,000	117,811
Tsukishima Kikai Company, Ltd.	1,000	9,494
Tsuruha Holdings, Inc.	2,400	118,127
Tsurumi Manufacturing Company, Ltd.	3,000	22,058
Tsutsumi Jewelry Company, Ltd.	900	24,217
TV Asahi Corp.	4	7,179
U-Shin, Ltd.	6,300	54,789
Ube Material Industries, Ltd.	9,000	34,320
Uchida Yoko Company, Ltd. (I)	5,000	17,357
ULVAC, Inc.	7,400	178,237
Uniden Corp.	7,000	25,531
Unihair Company, Ltd.	4,600	48,903
Union Tool Company, Ltd.	1,600	39,934
Unipres Corp.	4,300	108,622
United Arrows, Ltd.	2,400	41,425
Unitika, Ltd. (I)	42,000	40,150
Universe Company, Ltd.	900	14,153
Utoc Corp.	4,300	13,860
Valor Company, Ltd.	4,700	48,236
VANTEC Corp.	9	13,086
Venture Link Company, Ltd. (I)	9,800	483
Vital KSK Holdings, Inc.	7,700	62,968
Wacom Company, Ltd.	51	77,124
Wakachiku Construction Company, Ltd. (I)	17,000	10,002
Warabeya Nichiyo Company, Ltd. (I)	1,500	19,633
Watabe Wedding Corp.	800	8,764
Watami Company, Ltd. (I)	3,600	75,392
Weathernews, Inc.	800	17,816
Wood One Company, Ltd.	2,000	7,157
Xebio Company, Ltd.	4,700	107,818
Yahagi Construction Company, Ltd.	4,000	24,624
Yaizu Suisankagaku Industry Company, Ltd.	1,700	18,325
Yamagata Bank, Ltd.	29,000	148,336
Yamanashi Chuo Bank, Ltd.	25,255	139,038
Yamatane Corp.	13,000	19,923
Yamazen Corp.	7,500	44,274
Yaoko Company, Ltd.	800	24,626
Yasuda Warehouse Company, Ltd.	2,600	16,603
Yellow Hat, Ltd.	2,000	21,522
Yodogawa Steel Works, Ltd.	20,825	93,238
Yokogawa Bridge Corp.	3,000	19,671
Yokohama Reito Company, Ltd. (I)	4,000	28,735
Yokowo Company, Ltd.	2,800	23,207
Yomeishu Seizo Company, Ltd.	3,000	30,068
Yomiuri Land Company, Ltd.	2,000	7,861
Yondenko Corp.	1,000	4,432
Yonekyu Corp.	3,000	26,257
Yorozu Corp.	1,600	35,613
Yoshinoya D&C Company, Ltd.	69	91,044
Yuasa Funashoku Company, Ltd.	4,000	10,920
Yuasa Trading Company, Ltd. (I)	24,000	27,703
Yukiguni Maitake Company, Ltd.	600	3,927
Yurtec Corp.	5,000	22,053
Yusen Logistics Company, Ltd.	4,000	64,518
Yushin Precision Equipment Company, Ltd.	1,400	29,097
Yushiro Chemical Industry Company, Ltd. (L)	1,100	16,832

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Zenrin Company, Ltd.	2,900	$34,719
Zensho Company, Ltd. (L)	12,300	134,881
Zeria Pharmaceutical Company, Ltd.	3,000	36,559
Zuken, Inc.	2,300	18,206

		46,814,934
Liechtenstein - 0.03%
Liechtensteinische Landesbank AG	30	2,520
Verwaltungs & Privat Bank AG	503	61,019

		63,539
Luxembourg - 0.06%
Elcoteq SE (I)	353	594
Orco Property Group SA	1,119	12,877
Regus PLC	62,639	108,504

		121,975
Malaysia - 0.01%
Samling Global, Ltd.	380,000	30,458
Monaco - 0.03%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	57,729
Netherlands - 1.92%
Aalberts Industries NV	14,763	314,638
Accell Group NV	775	41,042
AMG Advanced Metallurgical Group N.V. (I)	1,512	27,844
Arcadis NV	4,659	111,390
ASM International NV (I)	4,290	173,762
BE Semiconductor Industries NV (I)	9,412	76,583
Beter Bed Holding NV (I)	1,715	47,321
BinckBank NV	1,233	20,474
Brit Insurance Holdings NV (I)	8,566	148,588
Brunel International NV	2,644	104,642
Crown Van Gelder NV	152	1,248
CSM	12,001	426,616
Exact Holdings NV	1,691	52,515
Fornix Biosciences NV	1,231	4,212
Grontmij NV	1,805	40,007
Imtech NV	9,405	339,782
KAS Bank NV	1,372	22,437
Kendrion NV (I)	951	22,034
Koninklijke BAM Groep NV	35,322	227,104
Koninklijke Ten Cate NV	2,968	107,901
Macintosh Retail Group NV	3,190	85,327
Mediq NV	4,752	87,812
Nederlandsche Apparatenfabriek NEDAP NV	441	14,001
Nutreco Holding NV	4,941	365,620
Ordina NV (I)	4,821	22,877
SBM Offshore NV	22,149	555,782
Sligro Food Group NV	4,030	134,019
SNS REAAL NV	4,986	25,819
Telegraaf Media Groep NV	2,614	50,757
TKH Group NV (I)	3,241	77,587
TomTom NV (I)	3,112	27,370
Unit 4 Agresso NV	2,949	99,122
USG People NV (I)	6,455	132,074
Wavin NV (I)	7,572	107,713

		4,096,020
New Zealand - 0.74%
Air New Zealand, Ltd.	34,980	35,104
Ebos Group, Ltd. (I)	3,312	18,472
Fisher & Paykel Appliances Holdings, Ltd.	50,069	21,598
Fisher & Paykel Healthcare Corp.	92,865	212,191
Freightways, Ltd.	13,503	32,871

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Hallenstein Glasson Holdings, Ltd.	6,230	$17,061
Infratil, Ltd. (I)	111,284	162,726
Mainfreight, Ltd.	7,607	46,352
New Zealand Exchange, Ltd.	8,304	10,657
New Zealand Oil & Gas, Ltd.	43,598	28,922
New Zealand Refining Company, Ltd.	20,150	73,037
Nuplex Industries, Ltd. (I)	22,627	57,378
PGG Wrightson, Ltd.	49,994	19,886
Pike River Coal Company, Ltd. (I)	57,122	37,389
Port of Tauranga, Ltd.	15,938	94,138
Pumpkin Patch, Ltd. (L)	30,500	31,527
Rakon, Ltd. (I)	10,503	8,551
Ryman Healthcare, Ltd. (I)	28,341	50,422
Sanford, Ltd.	6,681	25,205
Sky City Entertainment Group, Ltd.	110,681	271,280
Sky Network Television, Ltd.	33,191	134,574
Steel & Tube Holdings, Ltd.	7,400	14,532
Tower, Ltd. (I)	43,309	63,982
Vector, Ltd.	43,347	80,605
Warehouse Group, Ltd.	16,872	43,770

		1,592,230
Norway - 1.01%
Acta Holding ASA	30,000	15,424
Aktiv Kapital ASA	3,800	40,020
Birdstep Technology ASA (I)	6,000	1,758
Blom AS (I)	7,600	1,209
BW Offshore, Ltd. (I)	58,362	148,057
BWG Homes ASA (I)	10,828	42,525
Camillo Eitzen & Company ASA	5,800	10,360
Cermaq ASA (I)	5,902	100,624
Copeinca ASA	9,400	87,277
DNO International ASA (I)	5	9
DOF ASA	6,333	66,137
EDB Business Partner ASA (I)	7,241	19,519
Eitzen Chemical ASA (I)	8,000	1,656
Ekornes ASA	3,813	100,548
Electromagnetic GeoServices ASA (I)	2,600	5,153
Eltek ASA (I)	14,600	15,010
Ementor ASA (I)	10,153	112,163
Farstad Shipping ASA (I)	4,400	139,462
Ganger Rolf ASA (I)	1,427	38,907
Kongsberg Automotive Holding ASA (I)	59,856	46,541
Kverneland Gruppen ASA (I)	1,000	1,206
Leroy Seafood Group ASA	246	7,688
Nordic Semiconductor ASA (I)(L)	28,917	104,422
Norse Energy Corp. ASA (I)	42,880	9,736
Norske Skogindustrier ASA	18,500	60,101
Norwegian Air Shuttle ASA (I)(L)	2,792	57,920
Odfjell ASA (I)	6,307	61,885
Opera Software ASA	7,301	36,678
Panoro Energy ASA (I)	4,287	5,863
PhotoCure ASA (I)	1,408	12,239
Pronova Biopharma AS (I)	16,346	27,771
Q-Free ASA (I)	7,500	25,458
Scana Industrier ASA	15,396	22,421
Sevan Marine ASA (I)	36,322	37,817
Solstad Offshore ASA (I)	3,000	67,004
Songa Offshore SE (I)	10,500	63,534
Sparebanken Midt-Norge ASA (I)	13,729	134,808
Tomra Systems ASA	25,129	177,203
Veidekke ASA	14,364	125,751
Wilh Wilhelmsen Holding ASA, Class A	4,200	128,584

		2,160,448

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru - 0.12%
Hochschild Mining PLC	26,736	$257,380
Portugal - 0.33%
Altri SGPS SA (I)	18,174	42,774
Banco BPI SA (I)(L)	39,413	77,976
BANIF SGPS SA (I)	4,673	6,190
Impresa SGPS SA (I)	13,622	20,118
Investimentos Participacoes e Gestao SA (I)(L)	31,635	15,559
Mota Engil	9,080	24,852
Novabase SGPS SA (I)	2,054	8,683
Pararede SGPS SA (I)	10,834	5,388
Portucel - Empresa Produtora de Pasta
e Papel SA (I)	30,403	107,602
Redes Energeticas Nacionais SA	6,644	23,147
Semapa-Sociedade de Investimento
& Gestao (I)	5,951	72,070
Sonae (I)	84,965	95,884
Sonae Industria SGPS SA (I)	4,886	11,832
Sonaecom - SGPS SA (I)	12,082	23,662
Teixeira Duarte SA	37,298	35,494
Zon Multimedia SA (L)	24,934	130,734

		701,965
Singapore - 1.31%
Allgreen Properties, Ltd. (I)	164,000	134,213
Asia Food & Properties, Ltd. (I)	280,000	75,396
Baker Technology, Ltd. (I)	101,000	27,129
Banyan Tree Holdings, Ltd. (I)	78,000	62,104
Biosensors International Group, Ltd. (I)	50,000	44,081
Bonvests Holdings, Ltd. (I)	36,400	30,895
Boustead Singapore, Ltd. (I)	7,000	5,143
Bukit Sembawang Estates, Ltd. (I)	20,000	69,521
Cerebos Pacific, Ltd. (I)	14,000	56,502
CH Offshore, Ltd. (I)	50,000	18,680
China Aviation Oil Singapore Corp., Ltd.	60,000	63,761
China Merchants Holdings Pacific, Ltd. (I)	41,000	21,820
Chip Eng Seng Corp., Ltd. (I)	63,000	21,863
Chuan Hup Holdings, Ltd. (I)	78,000	14,730
Creative Technology, Ltd.	7,050	19,964
CSE Global, Ltd.	81,000	78,489
CWT, Ltd. (I)	31,000	29,169
Ezion Holdings, Ltd.	55,000	27,061
Ezra Holdings, Ltd.	100,800	124,178
Falcon Energy Group, Ltd.	32,000	8,868
First Resources, Ltd.	66,000	66,995
Food Empire Holdings, Ltd. (I)	43,800	16,012
Goodpack, Ltd.	47,000	72,148
Guocoland, Ltd.	7,400	14,126
Healthway Medical Corp, Ltd.	299,000	31,885
Hi-p International Ltdhi-p International Ltd. (I)	13,000	12,315
Ho Bee Investment, Ltd. (I)	71,000	74,469
Hong Fok Corp., Ltd. (I)	39,800	16,601
Hong Leong Asia, Ltd.	16,000	33,841
Hotel Plaza, Ltd. (I)	30,000	37,506
Hotel Properties, Ltd.	27,100	50,739
HTL International Holdings, Ltd.	24,000	11,261
Hwa Hong Corp., Ltd. (I)	55,000	26,517
Hyflux, Ltd.	81,000	124,079
Jaya Holdings, Ltd. (I)	57,000	24,892
Jurong Technologies Industrial Corp., Ltd. (I)	83,200	0
Keppel Telecommunications
& Transportation, Ltd.	15,000	15,136
Kim Eng Holdings, Ltd. (I)	29,795	71,384
KS Energy Services, Ltd. (I)	22,000	15,294
Manhattan Resources, Ltd. (I)	34,000	29,588
MediaRing, Ltd. (I)	158,000	8,151

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Mercator Lines Singapore, Ltd.	70,000	$13,254
Metro Holdings, Ltd.	38,000	23,917
MFS Technology, Ltd.	56,000	6,605
Midas Holdings, Ltd.	104,000	60,825
MobileOne, Ltd.	53,000	99,251
NatSteel, Ltd. (I)	29,000	32,835
Oceanus Group, Ltd. (I)	142,000	24,745
Orchard Parade Holdings, Ltd. (I)	18,000	21,116
Osim International, Ltd.	44,000	50,899
Otto Marine, Ltd.	149,000	28,185
Petra Foods, Ltd.	46,000	58,622
Raffles Education Corp., Ltd. (I)	393,085	80,479
Raffles Medical Group, Ltd.	27,000	46,013
Rotary Engineering, Ltd.	37,000	26,647
SBS Transit, Ltd. (I)	20,500	31,280
SC Global Developments, Ltd.	34,000	38,330
Sim Lian Group, Ltd. (I)	63,000	21,384
Singapore Reinsurance Corp., Ltd.	47,000	11,122
Stamford Land Corp., Ltd. (I)	100,000	48,056
Super Coffeemix Manufacturing, Ltd. (I)	35,000	35,245
Swiber Holdings, Ltd. (I)	83,000	51,428
Tat Hong Holdings, Ltd.	28,000	17,655
United Engineers, Ltd. (I)	29,000	53,799
UOB-Kay Hian Holdings, Ltd.	37,000	49,915
WBL Corp., Ltd.	14,000	44,138
Wing Tai Holdings, Ltd.	95,300	111,010
Yongnam Holdings, Ltd. (I)	118,000	23,278

		2,796,539
South Africa - 0.06%
First Uranium Corp. (I)(L)	25,500	27,297
Great Basin Gold, Ltd. (I)(L)	41,400	109,088
Platmin, Ltd. (I)	537	459

		136,844
Spain - 2.16%
Abengoa SA (I)	5,452	152,982
Adolfo Dominguez SA (I)	1,580	20,571
Amper SA (I)	2,862	14,534
Antena 3 de Television SA (I)	8,128	78,838
Avanzit SA (I)	25,467	18,154
Azkoyen SA (I)	2,428	7,182
Banco de Sabadell SA	5,612	24,359
Banco de Valencia SA (I)(L)	19,901	100,116
Banco Pastor SA (L)	14,006	71,509
Bankinter SA	29,748	196,342
Baron de Ley SA (I)	517	28,785
Bolsas y Mercados Espanoles (L)	8,689	264,647
Caja de Ahorros del Mediterraneo	1,684	14,777
Campofrio Alimentacion SA (I)	2,513	28,615
Cementos Portland Valderrivas SA	1,810	38,683
Codere SA (I)	798	9,857
Construcciones & Auxiliar de Ferrocarriles SA	318	175,022
Corporacion Dermoestetica SA (I)	898	2,032
Duro Felguera SA	8,082	67,099
Ebro Puleva SA	12,956	283,995
Elecnor SA	5,244	80,128
Ercros SA (I)	14,570	17,507
Faes Farma SA	20,129	84,172
General de Alquiler de Maquinaria (I)	6,496	17,385
Gestevision Telecinco SA (I)	19,801	248,501
Grifols SA	22,685	369,310
Grupo Catalana Occidente SA (I)	7,194	151,985
Grupo Empresarial Ence SA (I)	13,567	46,403
Iberpapel Gestion SA (I)	1,271	26,969

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Indra Sistemas SA	14,890	$289,705
La Seda de Barcelona SA (I)	859,572	120,952
Laboratorios Almirall SA	5,422	62,154
Miquel y Costas SA	1,078	34,029
Natraceutical SA (I)	22,388	11,735
NH Hoteles SA (I)	13,111	80,073
Obrascon Huarte Lain SA	6,042	200,819
Papeles y Cartones de Europa SA (I)	5,661	30,853
Pescanova SA (I)	658	25,059
Prim SA	1,511	11,384
Promotora de Informaciones SA	17,908	49,386
Prosegur Cia de Seguridad SA	2,960	166,921
Realia Business SA (I)	2,646	6,993
Service Point Solutions SA (I)	30,916	25,038
Sociedad Nacional Inds. (I)	11,792	25,184
Sol Melia SA	6,841	75,159
SOS Cuetara SA	13,721	13,457
Tavex Algodonera SA (I)	8,440	5,509
Tecnicas Reunidas SA	3,090	177,641
Tecnocom (I)	4,417	14,319
Tubacex SA	10,497	41,182
Tubos Reunidos SA	9,612	27,185
Urbas Proyectos Urbanisticos SA (I)	10,449	1,210
Vertice Trescientos Sesenta Grados (I)	1,265	454
Vidrala SA (I)	2,317	67,128
Viscofan SA	7,252	257,391
Vocento SA	6,333	32,335
Vueling Airlines SA (I)	2,475	36,692
Zeltia SA (I)(L)	18,631	79,243

		4,609,649
Sweden - 2.71%
AarhusKarlshamn AB	3,985	107,256
Acando AB (I)	7,431	15,838
Active Biotech AB (I)	6,544	154,372
AddTech AB	3,143	87,581
Angpanneforeningen AB	4,594	95,001
Avanza Bank Holding AB (I)	2,433	86,630
Axfood AB (I)	4,116	158,108
Axis Communications AB	4,940	104,621
BE Group AB (I)	5,044	33,763
Beijer Alma AB (I)	2,125	48,230
Beijer Electronics AB (I)	232	7,621
Bergman & Beving AB	3,668	60,450
Betsson Abbetsson AB (I)	4,726	96,341
Bilia AB (I)	4,374	97,557
Billerud Aktibolag AB (I)	14,115	152,801
BioGaia AB	2,335	43,075
BioInvent International AB (I)	3,907	17,332
Biovitrum AB (I)	19,035	89,858
Bjoern Borg Abbjoern Borg AB	1,242	12,648
Bure Equity AB (I)	11,904	62,016
Cardo AB	2,290	151,150
Clas Ohlson AB (I)	5,692	82,898
Cloetta AB	6,455	38,713
Concordia Maritime AB (I)	748	2,185
D Carnegie & Company AB (I)	52,789	0
Diamyd Medical AB (I)	1,643	33,325
Duni AB	1,441	14,918
East Capital Explorer AB (I)	1,176	15,134
Eniro AB (I)	3,060	11,178
Etrion Corp. (I)	2,686	2,248
Fagerhult AB (I)	600	15,388
G & L Beijer AB	2,000	77,042
Gunnebo AB (I)	11,783	81,122

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Hakon Invest AB	2,736	$45,356
Haldex AB (I)	13,150	200,847
Hexpol AB	718	15,163
HIQ International AB (I)	5,688	31,163
Hoganas AB	3,718	130,296
Holmen AB, Series B	1,237	43,505
HQ AB (I)	1,886	1,069
Industrial & Financial Systems AB	3,313	55,182
Indutrade AB	2,469	71,922
Intrum Justitia AB	9,285	135,718
JM AB	14,111	346,916
KappAhl Holding AB (I)	6,786	42,823
Lagercrantz AB	4,000	36,267
Lindab International AB (I)	9,627	113,002
Loomis AB	8,473	123,265
Medivir AB (I)	2,195	48,333
Mekonomen AB (I)	3,500	119,142
Micronic Laser Systems AB (I)	11,550	31,648
NCC AB (I)	13,610	355,707
Net Entertainment Ne AB	1,863	18,309
Net Insight AB (I)(L)	50,000	28,208
New Wave Group AB	6,000	44,546
Nibe Industrier AB	12,042	187,239
Niscayah Group AB	23,554	46,296
Nobia AB (I)	25,872	227,661
Nolato AB (I)	3,557	47,390
Nordnet AB (I)	5,328	16,412
OEM International AB	8,427	78,089
ORC Software AB (I)	1,800	31,474
PA Resources AB (I)	78,665	53,759
Peab AB	21,831	183,019
Proffice AB (I)	10,000	50,360
Q-Med AB	7,472	92,798
Rezidor Hotel Group AB (I)	13,763	80,133
RNB Retail & Brands AB (I)	17,418	19,622
SAS AB (I)(L)	12,629	42,867
Seco Tools AB (I)	2,291	38,076
Sensys Traffic AB (I)	50,268	8,492
SkiStar AB (I)	2,852	51,326
Studsvik AB (I)	1,200	12,313
Sweco AB	5,392	52,783
TradeDoubler AB (I)	5,818	39,910
Trelleborg AB, Series B	34,490	344,938

		5,799,744
Switzerland - 5.76%
Advanced Digital Broadcast Holdings SA	310	10,864
AFG Arbonia-Forster Holding AG (I)	929	34,024
Allreal Holding AG	1,292	199,848
Also Holding AG (I)	779	45,714
Aryzta AG	12,491	583,353
Ascom Holding AG (I)	3,992	58,459
Bachem Holding AG	525	31,900
Bank Coop AG	2,190	159,798
Bank Sarasin & Compagnie AG	5,747	248,036
Banque Cantonale de Geneve	76	18,119
Banque Privee Edmond de Rothschild SA (I)	1	29,606
Barry Callebaut AG (I)	226	185,704
Basilea Pharmaceutica AG (I)	1,026	77,495
Belimo Holding AG (I)	69	131,367
Bell Holding AG (I)	23	47,757
Berner Kantonalbank	492	128,892
Bobst Group AG (I)	1,425	65,951
Bossard Holding AG (I)	748	106,729
Bucher Industries AG (I)	639	138,644

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Burckhardt Compression Holding AG	344	$101,799
Card Guard AG (I)	1,457	13,799
Centralschweizerische Kraftwerke AG (I)	280	98,786
Charles Voegele Holding AG (I)	1,112	65,975
Clariant AG (I)	43,556	718,059
Conzzeta Holding AG	69	154,032
Daetwyler Holding AG (I)	806	72,971
Dufry Group AG	2,489	281,277
EFG International	8,296	125,424
Emmi AG (I)	563	127,863
EMS-Chemie Holding AG	1,110	203,103
Energiedienst Holding AG (I)	982	55,762
Ferrexpo PLC	30,116	205,732
Flughafen Zuerich AG (I)	560	227,347
Forbo Holding AG	152	101,359
Galenica Holding AG	578	332,485
GAM Holding, Ltd. (I)	26,212	474,235
Gategroup Holding Ag (I)	99	5,183
Georg Fischer AG (I)	549	309,329
Gurit Heberlein AG	40	24,276
Helvetia Patria Holding AG	530	227,305
Huber & Suhner Ag (I)	74	4,954
Interroll Holding AG	57	25,532
Kaba Holding AG (I)	295	127,317
Kardex AG	444	13,616
Komax Holding AG (I)	335	41,534
Kudelski SA	4,963	94,611
Kuoni Reisen Holding AG (I)	298	132,463
LEM Holding SA (I)	310	198,496
Logitech International SA (I)(L)	26,205	498,297
Luzerner Kantonalbank AG (I)	283	99,898
Medisize Holding AG (I)	524	33,116
Metall Zug AG (I)	24	96,855
Meyer Burger Technology AG (I)	4,801	165,499
Micronas Semiconductor Holding AG (I)	3,027	34,253
Mobilezone Holding AG	5,131	59,922
Mobimo Holding AG (I)	582	125,591
Nobel Biocare Holding AG	22,850	439,430
Orascom Development Holding AG	169	8,126
Orell Fuessli Holding AG	223	32,203
Panalpina Welttransport Holding AG (I)	1,791	232,105
Partners Group Holding AG	85	15,236
Petroplus Holdings AG	2,950	47,887
Phoenix Mecano AG	81	62,602
Precious Woods Holding AG (I)	327	7,884
PubliGroupe SA	276	31,196
Rieter Holding AG (I)	353	143,734
Romande Energie Holding SA (I)	43	79,087
Schaffner Holding AG (I)	90	31,084
Schulthess Group AG	805	40,379
Schweiter Technologies AG (I)	117	95,580
Schweizerhall Holding AG	305	27,406
Schweizerische National-Versicherungs-
Gesellschaft AG (I)	1,491	53,465
Siegfried Holding AG (I)	396	43,042
St. Galler Kantonalbank	271	138,182
Straumann Holding AG	466	114,481
Sulzer AG	3,135	486,857
Swiss Life Holding (I)	3,036	501,767
Swissfirst AG	887	35,807
Swisslog Holding AG	60,097	60,819
Swissquote Group Holding SA	1,018	65,051
Tamedia AG (I)	586	74,735
Tecan Group AG	1,142	98,265
Temenos Group AG (I)	9,132	346,419

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Tornos SA (I)	2,185	$30,343
U-Blox AG (I)	264	14,149
Unaxis Holding AG (I)	6,985	47,715
Valiant Holding AG (I)	840	122,236
Valora Holding AG	333	120,054
Vaudoise Assurances Holding SA	211	62,477
Von Roll Holding AG	1,526	7,706
Vontobel Holding AG	4,837	181,770
VZ Holding AG (I)	879	112,787
Winterthur Technologie AG (I)	104	6,885
WMH Walter Meier AG (I)	120	30,247
Ypsomed Holding AG (I)	908	57,073
Zehnder Group AG	36	98,479
Zuger Kantonalbank (I)	20	117,210

		12,302,275
United Arab Emirates - 0.01%
Lamprell PLC	2,831	13,878
United Kingdom - 16.51%
888 Holdings PLC	10,776	7,356
A.G. Barr PLC	4,530	76,370
Aberdeen Asset Management PLC	111,289	380,058
AEA Technology Group PLC (I)	18,852	1,541
Aegis Group PLC	154,574	358,097
Afren PLC (I)	103,281	268,723
Aga Rangemaster Group PLC	16,809	34,116
Alphameric PLC (I)	33,484	13,616
Amlin PLC	4,805	30,286
Anglo Pacific Group PLC	13,955	75,604
Anglo-Eastern Plantations PLC	3,005	34,477
Anite PLC (I)	32,668	36,135
Antisoma PLC (I)	100,552	4,692
Ark Therapeutics Group PLC (I)	20,122	1,423
Ashmore Group PLC	5,973	32,591
Ashtead Group PLC	78,654	219,083
Assura Group, Ltd.	3,182	84
Assura Group, Ltd.	39,777	30,174
Aveva Group PLC	8,970	232,427
Avis Europe PLC (I)	14,774	49,804
Axis-Shield PLC (I)	9,883	50,924
Babcock International Group PLC	47,441	432,601
Balfour Beatty PLC	108,498	617,113
Barratt Developments PLC (I)	137,739	240,411
BBA Aviation PLC (I)	48,884	177,162
Beazley PLC	61,656	138,048
Bellway PLC	15,504	169,582
Berkeley Group Holdings PLC (I)	19,444	327,123
Bloomsbury Publishing PLC	9,864	19,210
Bodycote PLC	25,304	125,541
Booker Group PLC	767	712
Bovis Homes Group PLC	21,822	163,505
Braemar Seascope Group PLC	1,189	8,807
Brewin Dolphin Holdings PLC	20,522	59,979
British Polythene Industries PLC (I)	4,400	16,797
Britvic PLC	40,254	238,681
BTG PLC (I)	28,558	100,192
Cable & Wireless Communications PLC	420,071	327,798
Capital & Regional PLC	10,673	6,335
Carillion PLC	68,444	418,271
Carpetright PLC (I)	6,037	70,161
Carphone Warehouse Group PLC (I)	4,298	28,446
Castings PLC (I)	6,764	31,876
Centaur Media PLC	19,732	21,587
Charles Stanley Group PLC (I)	5,789	28,723
Charles Taylor Consulting PLC	5,241	13,660

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Charter International PLC	23,693	$292,199
Chaucer Holdings PLC (I)	23,479	23,569
Chemring Group PLC (I)	4,296	229,217
Chesnara PLC (I)	17,735	72,851
Chime Communications PLC (I)	5,000	20,317
Clarkson PLC	293	5,191
Clinton Cards PLC (I)	33,476	14,353
Close Brothers Group PLC	21,899	297,365
Collins Stewart PLC	27,764	40,725
Colt Telecom Group SA (I)	38,071	94,690
Communisis PLC (I)	19,820	10,027
Computacenter PLC	11,130	75,617
Connaught PLC	12,117	0
Consort Medical PLC	7,040	59,534
Cookson Group PLC (I)	39,606	420,817
Corin Group PLC	4,201	3,176
Costain Group PLC	4,761	18,952
Cranswick PLC (I)	5,196	71,641
Creston PLC	10,587	16,608
Croda International PLC (I)	18,931	487,399
CSR PLC (I)	27,703	175,417
D.S. Smith PLC (I)	37,951	122,740
Daily Mail & General Trust	40,524	370,132
Dairy Crest Group PLC	14,905	87,843
Davis Service Group PLC	19,057	149,213
De La Rue PLC	11,851	138,690
Debenhams PLC	160,381	163,961
Dechra Pharmaceuticals PLC	6,959	57,402
Development Securities PLC (I)	19,418	65,006
Devro PLC	17,033	72,816
Dicom Group PLC	6,393	50,898
Dignity PLC	5,242	58,610
Diploma PLC	10,843	48,470
Dixons Retail PLC (I)	575,734	181,341
Domino Printing Sciences PLC (I)	9,846	104,487
Domino’s Pizza UK & IRL PLC	7,432	56,106
Drax Group PLC	54,749	351,328
DTZ Holdings PLC (I)	19,551	12,388
Dunelm Group PLC	6,736	43,635
Eaga PLC	8,491	16,353
easyJet PLC (I)	34,911	203,245
Electrocomponents PLC	66,269	298,290
Elementis PLC (I)	49,703	101,371
Enquest PLC (I)	40,971	94,892
Enterprise Inns PLC	57,459	88,905
Euromoney Institutional Investor PLC	4,164	47,244
Evolution Group PLC (I)	21,877	27,852
F&C Asset Management PLC	63,376	88,862
Fenner PLC	22,158	114,467
Fidessa Group PLC	5,020	134,606
Filtrona PLC	20,887	102,053
Findel PLC (I)	10,678	1,996
FirstGroup PLC	75,809	449,476
Forth Ports PLC	4,321	106,998
Fortune Oil PLC (I)	205,675	34,320
French Connection Group PLC	23,030	45,417
Fuller Smith & Turner PLC (I)	8,112	77,834
Future PLC (I)	44,714	19,978
Galiform PLC (I)	112,844	212,536
Galliford Try PLC	10,310	62,333
Game Group PLC	48,348	48,044
Gem Diamonds, Ltd. (I)	11,000	51,135
Genus PLC (I)	6,656	93,158
Go-Ahead Group PLC	5,115	117,127
Greene King PLC	33,132	249,500

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Greggs PLC	8,569	$67,604
Halfords Group PLC (I)	31,910	200,910
Halma PLC (I)	59,276	325,037
Hampson Industries PLC	36,786	22,270
Hardy Oil & Gas PLC (I)	7,986	21,817
Hargreaves Lansdown PLC	23,328	229,572
Hays PLC	208,392	422,722
Headlam Group PLC (I)	14,115	69,881
Helical Bar PLC (I)	8,701	39,702
Helphire PLC (I)	51,338	10,429
Henderson Group PLC	116,394	304,506
Henry Boot PLC	14,125	25,720
Heritage Oil, Ltd.	33,279	143,331
Hikma Pharmaceuticals PLC	20,715	257,714
Hill & Smith Holdings PLC	14,323	65,895
HMV Group PLC (L)	39,707	13,399
Hogg Robinson Group PLC	39,788	29,416
Holidaybreak PLC (I)	4,105	21,701
Home Retail Group PLC	134,021	480,900
Homeserve PLC (I)	42,363	311,560
Hunting PLC	16,230	210,075
Huntsworth PLC	22,389	28,220
Hyder Consulting PLC (I)	575	3,681
IG Group Holdings PLC (I)	48,173	351,044
Imagination Technologies Group PLC (I)	42,827	286,643
Inchcape PLC (I)	52,778	332,999
Intermediate Capital Group PLC	51,098	266,908
International Personal Finance PLC	25,827	139,651
Interserve PLC	21,602	84,188
Invensys PLC	33,452	193,202
ITE Group PLC (I)	42,551	163,585
J.D. Wetherspoon PLC	11,284	80,712
James Fisher & Sons PLC (I)	4,903	41,806
Jardine Lloyd Thompson Group PLC	17,079	180,605
Jazztel PLC (I)	27,263	145,197
JD Sports Fashion PLC (I)	1,433	20,608
JKX Oil & Gas PLC (I)	17,585	86,840
John Menzies PLC (I)	7,960	56,232
John Wood Group PLC	49,305	529,888
Johnston Press PLC (I)	131,792	26,302
Keller Group PLC	6,834	69,270
Kesa Electricals PLC	50,341	104,809
Kier Group PLC (I)	3,821	84,207
Kingston Communications PLC (I)	123,424	127,902
Ladbrokes PLC	121,469	267,733
Laird Group PLC	31,586	82,230
Laura Ashley Holdings PLC	68,094	26,759
Lavendon Group PLC	13,340	22,456
Liontrust Asset Management PLC (I)	5,127	7,091
Logica PLC (I)	150,627	338,307
London Stock Exchange Group PLC (L)	22,726	332,404
Lookers PLC (I)	35,795	35,376
LSL Property Services PLC (I)	7,930	31,973
Luminar Group Holdings PLC (I)	13,431	2,676
Management Consulting Group PLC	82,095	43,025
Manganese Bronze Holdings PLC (I)	3,263	2,067
Marshalls PLC (I)	29,028	54,595
Marston’s PLC	53,984	86,514
McBride PLC (I)	17,330	40,616
Mears Group Plcmears Group PLC (I)	3,945	19,797
Mecom Group PLC (I)	3,580	15,181
Meggitt PLC (I)	82,913	455,703
Melrose PLC	66,062	326,275
Melrose Resources PLC	4,954	19,958
Michael Page International PLC	49,381	412,998

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Micro Focus International PLC	23,736	$109,370
Millennium & Copthorne Hotels PLC	25,663	240,534
Misys PLC (I)	51,674	276,028
Mitchells & Butlers PLC (I)	36,713	194,226
Mitie Group PLC (I)	40,930	134,369
Moneysupermarket.com Group PLC	30,065	44,303
Morgan Crucible Company PLC	27,442	129,200
Morgan Sindall PLC	5,441	58,308
Mothercare PLC (I)	9,403	73,444
Mouchel Parkman PLC	10,894	27,307
MWB Group Holdings PLC (I)	15,166	10,177
N. Brown Group PLC	18,394	80,279
National Express Group PLC (I)	56,195	226,398
Northern Foods PLC (I)	45,437	54,414
Northgate PLC	3,121	15,752
Northumbrian Water Group PLC	80,060	424,179
Novae Group PLC	7,625	48,984
Oxford Biomedica PLC (I)	110,000	11,844
Oxford Instruments PLC	5,102	51,013
Pace Micro Technology PLC (I)	30,754	107,434
Paypoint PLC (I)	5,847	31,801
Pendragon PLC	119,021	44,957
Pennon Group PLC	2,011	20,698
Persimmon PLC	54,373	416,093
Petropavlovsk PLC	3,414	60,322
Phoenix IT Group, Ltd.	9,852	37,628
Photo-Me International PLC (I)	22,753	20,336
Premier Farnell PLC	56,405	277,978
Premier Foods PLC (I)	256,282	113,959
Premier Oil PLC (I)	16,976	575,649
Prostrakan Group PLC (I)	2,053	4,416
Provident Financial PLC	19,013	319,409
Psion PLC	11,459	17,700
Puma Brandenburg, Ltd. (I)	82,607	4,029
Puma Brandenburg, Ltd. - Capital (I)	82,607	4,029
Punch Taverns PLC (I)	73,594	79,642
PV Crystalox Solar PLC	29,561	29,106
PZ Cussons PLC	25,137	142,413
Qinetiq PLC	64,033	131,529
Quintain Estates & Development PLC (I)	161,428	113,591
R.E.A. Holdings PLC (I)	2,127	25,942
Rank Group PLC	26,068	55,603
Rathbone Brothers PLC	4,711	89,117
Redrow PLC (I)	26,678	58,846
Renishaw PLC	3,900	98,315
Rentokil Initial PLC (I)	162,363	239,764
Restaurant Group PLC (I)	19,119	87,259
Ricardo PLC (I)	9,643	57,209
Rightmove PLC	14,759	213,915
RM PLC (I)	13,737	34,104
Robert Walters PLC	8,828	46,738
Robert Wiseman Dairies PLC (I)	4,588	22,336
ROK PLC	31,236	9,394
Rotork PLC	13,424	388,321
RPC Group PLC (I)	16,705	68,219
RPS Group PLC (I)	23,867	77,324
Salamander Energy PLC (I)	16,320	82,131
Savills PLC	12,782	78,646
SDL PLC (I)	11,260	116,754
Senior PLC	55,744	135,825
Severfield Rowen PLC	8,148	30,464
Shanks Group PLC	46,134	86,221
Shore Capital Group, Ltd.	82,607	44,654
SIG PLC	85,077	179,313
Smiths News PLC (I)	49,558	75,690

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Soco International PLC (I)	31,687	$175,097
Southern Cross Healthcare, Ltd. (I)	18,768	5,644
Spectris PLC	17,534	397,614
Speedy Hire PLC	22,025	10,229
Spirax-Sarco Engineering PLC	8,194	243,850
Spirent Communications PLC	60,889	154,391
Spirent Communications PLC, ADR	1,208	12,237
Sports Direct International PLC	28,725	85,585
St James’s Place PLC	28,640	141,964
St. Ives Group PLC (I)	12,932	21,047
St. Modwen Properties PLC (I)	18,212	49,195
Stagecoach Group PLC	88,630	298,374
Sthree PLC	11,092	75,519
Synergy Health PLC	6,621	92,993
TalkTalk Telecom Group PLC (I)	24,453	59,325
Taylor Woodrow PLC (I)	554,501	356,341
Ted Baker PLC (I)	5,384	58,929
Telecity Group PLC (I)	2,024	15,697
Telecom Plus PLC (I)	5,142	39,270
Thomas Cook Group PLC	134,786	414,200
Thorntons PLC	10,805	16,027
Topps Tiles PLC	25,009	30,480
Town Centre Securities PLC (I)	4,430	13,237
Travis Perkins PLC (I)	32,025	517,870
Tribal Group PLC (I)	1,323	898
Trinity Mirror PLC	37,867	49,864
TT electronics PLC (I)	26,687	73,626
Tullett Prebon PLC	25,044	165,750
UK Coal PLC (I)	20,780	13,689
UK Mail Group PLC (I)	6,109	30,785
Ultra Electronics Holdings PLC (I)	7,537	210,704
Umeco PLC (I)	6,440	50,507
United Business Media, Ltd.	36,361	421,093
UTV Media PLC (I)	12,462	25,368
Vectura Group PLC (I)	35,006	42,680
Victrex PLC	10,789	229,223
Vislink PLC (I)	22,958	7,469
Vitec Group PLC (I)	3,750	33,222
Volex Group PLC (I)	491	2,522
VP PLC (I)	664	2,515
W.S. Atkins PLC	12,327	139,671
WH Smith PLC	15,331	114,795
William Hill PLC	118,436	369,717
Wilmington Group PLC (I)	8,311	22,103
Wincanton PLC (I)	11,768	26,696
Wolfson Microelectronics PLC (I)	11,249	52,465
WSP Group PLC (I)	7,138	41,808
Xaar PLC (I)	20,020	69,977
Xchanging PLC	27,038	24,660
Yell Group PLC (I)(L)	201,603	23,232
Yule Catto & Company PLC (I)	29,330	102,254

		35,272,379
United States - 0.19%
Golden Star Resources, Ltd. (I)	38,298	121,018
Jaguar Mining, Inc. (I)(L)	8,155	43,396
Minera Andes, Inc. (I)	20,500	57,604
pSivida Corp. (I)	2,379	8,558
Storm Cat Energy Corp. (I)	2,400	2
Swisher Hygiene, Inc. (I)	796	4,801
SXC Health Solutions Corp. (I)	3,400	167,594

		402,973

TOTAL COMMON STOCKS (Cost $199,477,155)		$212,395,154

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.00%
Spain - 0.00%
Banco de Sabadell SA, 7.750%, 11/11/2013
7.750%, 11/11/2013	$6,964	$7,294

TOTAL CONVERTIBLE BONDS (Cost $31,442)		$7,294

WARRANTS - 0.01%
AFP Properties, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	140,000	$25,318
Management Consulting Group PLC
(Expiration Date 12/31/2011, Strike Price:
GBP 0.22) (I)	3,799	625

TOTAL WARRANTS (Cost $32,942)		$25,943

RIGHTS - 0.02%
Anek Lines SA (Expiration Date: 3/18/11,
Strike Price: EUR 0.30) (I)	14,015	0
Falck Renewables SpA (Expiration Date:
3/4/11, Strike Price: EUR 1.00) (I)	1,929	484
Hexpol Ab (Expiration Date: 3/16/11, Strike
Price: SEK 83.00) (I)	718	1,451
Nyrstar (Expiration Date: 3/11/11, Strike
Price: EUR 7.00) (I)	11,255	30,441
SAVE SpA (Expiration Date: 3/11/11, Strike
Price: EUR 6.81) (I)	3,345	63

TOTAL RIGHTS (Cost $24,794)		$32,439

SECURITIES LENDING COLLATERAL - 3.20%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	683,902	6,844,084

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,842,460)		$6,844,084

SHORT-TERM INVESTMENTS - 0.20%
Short-Term Securities* - 0.20%
State Street Institutional Liquid Reserves
Fund, 0.2053%	$416,486	$416,486

TOTAL SHORT-TERM INVESTMENTS (Cost $416,486)		$416,486

Total Investments (International Small Company Fund)
(Cost $206,825,279) - 102.84%		$219,721,400
Other assets and liabilities, net - (2.84%)		(6,060,177)

TOTAL NET ASSETS - 100.00%		$213,661,223

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.52%
Australia - 1.83%
Billabong International, Ltd.	835,209	$7,230,541
Brambles, Ltd.	1,636,621	11,849,866
Downer EDI, Ltd.	1,376,794	5,505,399

		24,585,806
Austria - 0.93%
Telekom Austria AG	873,300	12,477,755
Bermuda - 0.57%
PartnerRe, Ltd.	95,760	7,593,768
Canada - 1.29%
Talisman Energy, Inc. (L)	696,840	17,292,792

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 0.81%
China Telecom Corp., Ltd.	18,363,589	$10,862,058
France - 10.99%
AXA SA	1,170,957	24,617,421
BNP Paribas	169,730	13,266,298
France Telecom SA	1,489,511	33,007,224
GDF Suez	210,400	8,526,691
Sanofi-Aventis SA	438,326	30,258,336
Total SA	377,362	23,153,126
Vivendi SA	521,760	14,870,940

		147,700,036
Germany - 9.19%
Celesio AG	246,790	6,828,717
Deutsche Post AG	334,491	6,134,329
E.ON AG	515,730	16,929,788
Merck KGAA	244,150	22,079,651
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	141,276	23,590,556
SAP AG	410,690	24,778,571
Siemens AG	171,559	23,100,081

		123,441,693
Hong Kong - 1.64%
AIA Group, Ltd. (I)	1,402,400	4,118,696
Cheung Kong Holdings, Ltd.	830,000	12,974,334
China Mobile, Ltd.	517,500	4,879,439

		21,972,469
Ireland - 1.17%
CRH PLC (London Exchange)	457,470	10,563,604
Elan Corp. PLC (I)	807,130	5,125,276

		15,688,880
Italy - 2.15%
Autogrill SpA (I)	949,325	13,424,692
UniCredit Italiano SpA	5,999,554	15,439,473

		28,864,165
Japan - 7.01%
Mitsubishi UFJ Financial Group	1,611,700	8,959,057
Nintendo Company, Ltd.	82,394	24,193,961
NKSJ Holdings, Inc. (I)	1,841,000	13,933,744
Sony Corp.	257,914	9,476,839
Toyota Motor Corp.	390,200	18,203,521
Trend Micro, Inc.	145,000	4,507,829
USS Company, Ltd.	184,100	14,904,222

		94,179,173
Netherlands - 6.31%
ING Groep NV (I)	3,770,598	47,285,211
Koninklijke Philips Electronics NV	546,066	17,822,390
Randstad Holdings NV (I)	121,640	6,553,003
Reed Elsevier NV	997,669	13,172,406

		84,833,010
Norway - 4.07%
Statoil ASA	1,109,010	29,227,040
Telenor ASA	1,533,681	25,490,496

		54,717,536
Russia - 1.49%
Gazprom OAO, SADR	684,700	20,075,404
Singapore - 3.45%
Flextronics International, Ltd. (I)	2,521,640	20,400,068
Singapore Telecommunications, Ltd.	2,372,000	5,509,364

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	8,715,000	$20,413,993

		46,323,425
South Korea - 4.50%
KB Financial Group, Inc., ADR (I)(L)	545,318	26,584,253
Samsung Electronics Company, Ltd., GDR (S)	82,864	33,941,094

		60,525,347
Spain - 3.34%
Gamesa Corporacion Tecnologica SA (I)	518,645	4,571,005
Iberdrola SA	1,579,068	13,775,350
Telefonica SA	1,043,457	26,538,981

		44,885,336
Sweden - 1.55%
Niscayah Group AB	2,955,338	5,808,810
Telefonaktiebolaget LM Ericsson, B Shares	1,172,114	15,061,928

		20,870,738
Switzerland - 7.58%
Adecco SA (L)	120,130	8,085,564
Basilea Pharmaceutica AG (I)	45,060	3,403,428
Lonza Group AG	59,760	5,062,821
Nestle SA	227,650	12,886,150
Novartis AG	127,860	7,180,524
Roche Holdings AG	239,398	36,095,728
Swiss Reinsurance Company, Ltd.	301,383	18,469,664
UBS AG (Swiss Exchange) (I)	532,848	10,588,536

		101,772,415
Taiwan - 5.13%
Compal Electronics, Inc., GDR (S)	2,393,228	13,978,605
Lite-On Technology Corp. (I)	6,424,222	8,004,858
Lite-On Technology Corp., GDR	446,419	5,552,649
Siliconware Precision Industries Company	6,269,000	8,663,231
Taiwan Semiconductor
Manufacturing Company, Ltd.	13,692,576	32,734,492

		68,933,835
United Kingdom - 21.15%
Aviva PLC	4,268,500	32,479,220
BAE Systems PLC	2,058,400	11,019,589
BP PLC	1,889,822	15,229,384
Carillion PLC	1,163,610	7,110,981
G4S PLC	3,311,780	14,232,295
GlaxoSmithKline PLC	1,232,495	23,692,732
Hays PLC	9,665,800	19,607,037
HSBC Holdings PLC	1,019,450	11,220,105
Kingfisher PLC	4,505,730	18,624,112
Marks & Spencer Group PLC	1,044,400	5,880,163
Pearson PLC	805,596	13,770,510
Premier Foods PLC (I)	8,745,586	3,888,845
Rexam PLC	1,822,340	10,826,736
Royal Dutch Shell PLC, B Shares	759,903	27,153,851
Tesco PLC	2,740,610	18,024,403
Vodafone Group PLC	18,100,266	51,359,655

		284,119,618
United States - 1.37%
ACE, Ltd.	291,756	18,453,567

TOTAL COMMON STOCKS (Cost $1,221,506,162)		$1,310,168,826

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.43%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	1,912,851	$19,142,667

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,136,978)		$19,142,667

SHORT-TERM INVESTMENTS - 2.51%
Short-Term Securities* - 2.50%
Bank of Montreal Time Deposit,
0.130% 03/01/2011	$11,200,000	$11,200,000
BNP Paribas Time Deposit,
0.160% 03/01/2011	11,200,000	11,200,000
Royal Bank of Canada Time
Deposit, 0.160%,03/01/2020	11,200,000	11,200,000

		33,600,000
Repurchase Agreement - 0.01%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $175,000 on 03/01/2011,
collateralized by $180,000 U.S. Treasury
Notes, 0.875% due 05/31/2011 (valued at
$180,900, including interest)	175,000	175,000

TOTAL SHORT-TERM INVESTMENTS (Cost $33,775,000)		$33,775,000

Total Investments (International Value Fund)
(Cost $1,274,418,140) - 101.46%		$1,363,086,493
Other assets and liabilities, net - (1.46%)		(19,584,572)

TOTAL NET ASSETS - 100.00%		$1,343,501,921

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.95%
U.S. Government - 19.45%
Treasury Inflation Protected Securities
0.500%, 04/15/2015	$6,639,316	$6,885,694
2.625%, 07/15/2017	2,961,734	3,398,821
U.S. Treasury Bonds
4.375%, 11/15/2039	3,275,000	3,213,594
4.500%, 02/15/2036 to 08/15/2039	2,175,000	2,193,234
4.625%, 02/15/2040	2,250,000	2,300,625
6.000%, 02/15/2026	2,075,000	2,540,254
6.250%, 08/15/2023	8,150,000	10,167,125
7.250%, 08/15/2022	1,900,000	2,550,454
8.125%, 08/15/2019 (F)	2,900,000	4,000,414
8.125%, 08/15/2021	4,300,000	6,072,408
8.750%, 05/15/2017 (L)	2,500,000	3,399,220
8.750%, 08/15/2020	3,285,000	4,757,091
U.S. Treasury Notes
2.500%, 04/30/2015	7,020,000	7,235,535
3.125%, 08/31/2013 to 10/31/2016	13,675,000	14,368,172
4.750%, 08/15/2017	10,300,000	11,602,785

		84,685,426
U.S. Government Agency - 11.50%
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	2,000,000	2,224,770
5.000%, 03/01/2019 to 12/01/2019	331,546	355,719
6.500%, 04/01/2029 to 08/01/2034	14,904	16,764
7.500%, 04/01/2011 to 05/01/2028	3,769	4,262

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
3.500%, TBA		$18,000,000	$17,016,140
4.000%, TBA		11,500,000	11,339,779
4.660%, 05/01/2013		96,048	101,539
4.860%, 01/01/2015		2,720,391	2,937,074
4.918%, 02/01/2013		248,262	257,622
5.000%, 03/15/2016 to 06/01/2019		2,700,142	2,995,057
5.500%, 08/01/2035 to 11/01/2035		647,547	695,696
5.616%, 12/01/2011		134,377	134,872
5.867%, 11/01/2011		84,535	84,515
6.062%, 05/01/2012		112,767	115,452
6.064%, 03/01/2012		68,762	69,872
6.500%, 09/01/2031		61	68
7.000%, 06/01/2029		112	127
Government National
Mortgage Association
4.000%, TBA		11,500,000	11,506,889
6.000%, 12/15/2013 to 04/15/2035		31,985	35,278
6.500%, 06/15/2028 to 08/15/2034		21,835	24,668
7.000%, 11/15/2031 to 11/15/2033		94,779	107,861
8.000%, 07/15/2030		1,158	1,330
U.S. Department of Housing & Urban
Development
7.498%, 08/01/2011		33,000	33,194

			50,058,548

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $135,096,708)			$134,743,974

FOREIGN GOVERNMENT
OBLIGATIONS - 0.84%
Brazil - 0.59%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	857,538
10.000%, 01/01/2012	BRL	2,832,000	1,694,546

			2,552,084
Qatar - 0.09%
Government of Qatar
4.000%, 01/20/2015 (S)		$380,000	389,500
South Africa - 0.16%
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		720,000	718,200

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,459,799)			$3,659,784

CORPORATE BONDS - 54.32%
Consumer Discretionary - 6.46%
Affinia Group, Inc.
9.000%, 11/30/2014		5,000	5,100
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,738
ArvinMeritor, Inc.
8.125%, 09/15/2015		10,000	10,725
10.625%, 03/15/2018		5,000	5,713
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	145,521
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,675
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)		10,000	10,825

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CBS Corp.
5.750%, 04/15/2020	$1,065,000	$1,131,659
8.200%, 05/15/2014	335,000	393,139
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018	5,000	5,338
8.125%, 04/30/2020	5,000	5,394
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	5,000	5,563
Comcast Corp.
5.150%, 03/01/2020	600,000	625,519
5.700%, 05/15/2018 to 07/01/2019	625,000	681,554
5.850%, 11/15/2015	600,000	668,202
6.400%, 05/15/2038	615,000	640,028
COX Communications, Inc.
6.250%, 06/01/2018 (S)	500,000	558,522
CSC Holdings, Inc.
7.625%, 07/15/2018	341,000	375,100
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	256,875
Daimler Finance North America LLC
7.300%, 01/15/2012	1,131,000	1,194,016
8.500%, 01/18/2031	300,000	403,050
DirectTV Holdings LLC/DirectTV
Financing Company, Inc.
4.750%, 10/01/2014	220,000	236,649
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,207,943
6.000%, 08/15/2040	700,000	684,742
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	5,000	5,625
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	545,287
Ford Motor Company
7.450%, 07/16/2031	70,000	76,183
Grupo Televisa SA
6.625%, 01/15/2040	715,000	760,543
HSN, Inc.
11.250%, 08/01/2016	5,000	5,706
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	171,463
Liberty Media Corp.
8.250%, 02/01/2030	102,000	98,940
Limited Brands, Inc.
6.900%, 07/15/2017	50,000	53,625
7.000%, 05/01/2020	80,000	84,800
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	526,110
5.900%, 12/01/2016	395,000	421,663
6.700%, 09/15/2028	15,000	14,513
6.900%, 04/01/2029	156,000	156,000
7.000%, 02/15/2028	15,000	14,963
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	28,080
NetFlix, Inc.
8.500%, 11/15/2017	30,000	33,975
News America Holdings, Inc.
7.750%, 01/20/2024	453,000	527,623
News America, Inc.
4.500%, 02/15/2021 (S)	505,000	501,514
6.150%, 02/15/2041 (S)	315,000	320,184
6.900%, 03/01/2019 to 08/15/2039	1,000,000	1,153,108
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,363

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	$10,000	$10,650
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,800
QVC, Inc.
7.500%, 10/01/2019 (S)	80,000	85,400
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,425
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	6,200
Service Corp. International
7.625%, 10/01/2018	10,000	10,875
Staples, Inc.
9.750%, 01/15/2014	820,000	990,519
Target Corp.
7.000%, 01/15/2038	600,000	727,543
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	182,184
8.750%, 08/01/2015	183,000	223,267
Tenneco, Inc.
8.125%, 11/15/2015	80,000	85,600
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	10,000	10,475
Thomson Reuters Corp.
4.700%, 10/15/2019	575,000	604,155
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,180,000	1,197,069
5.850%, 05/01/2017	815,000	897,358
6.550%, 05/01/2037	550,000	570,990
6.750%, 06/15/2039	270,000	287,365
8.250%, 02/14/2014	440,000	514,675
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	70,310
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,436,712
7.625%, 04/15/2031	500,000	590,806
7.700%, 05/01/2032	602,000	717,892
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	110,500
Viacom, Inc.
4.500%, 03/01/2021	515,000	508,151
6.125%, 10/05/2017	600,000	678,636
6.250%, 04/30/2016	902,000	1,034,912
Videotron Ltee
9.125%, 04/15/2018	120,000	134,700
Volkswagen International Finance NV
4.000%, 08/12/2020 (S)	1,650,000	1,622,188
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	35,000	37,013

		28,145,228
Consumer Staples - 5.98%
Altria Group, Inc.
4.125%, 09/11/2015	1,450,000	1,507,274
9.250%, 08/06/2019	125,000	162,258
9.700%, 11/10/2018	395,000	520,007
10.200%, 02/06/2039	200,000	282,876
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	485,000	525,305
6.875%, 11/15/2019 (S)	965,000	1,146,773
7.750%, 01/15/2019 (S)	700,000	867,349
BAT International Finance PLC
9.500%, 11/15/2018 (S)	200,000	264,323

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Cargill, Inc.
4.375%, 06/01/2013 (S)	$500,000	$530,270
5.600%, 09/15/2012 (S)	635,000	677,760
Companhia de Bebidas das Americas
8.750%, 09/15/2013	930,000	1,067,175
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	79,902
6.750%, 09/15/2011	5,000	5,160
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	95,000	102,125
CVS Caremark Corp.
4.750%, 05/18/2020	1,650,000	1,690,722
6.250%, 06/01/2027	325,000	355,707
CVS Pass-Through Trust
5.880%, 01/10/2028	317,188	328,965
6.943%, 01/10/2030	46,698	51,716
General Mills, Inc.
5.200%, 03/17/2015	190,000	208,593
5.250%, 08/15/2013	440,000	480,656
5.650%, 02/15/2019	105,000	116,615
International CCE, Inc.
2.125%, 09/15/2015	1,300,000	1,259,638
Kellogg Company
4.000%, 12/15/2020	1,350,000	1,326,322
4.450%, 05/30/2016	400,000	430,782
Kraft Foods, Inc.
4.125%, 02/09/2016	605,000	630,903
6.125%, 02/01/2018	850,000	955,124
6.500%, 11/01/2031	766,000	841,744
6.875%, 02/01/2038	250,000	280,461
Lorillard Tobacco Company
6.875%, 05/01/2020	135,000	139,850
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	824,023
Philip Morris International, Inc.
5.650%, 05/16/2018	1,450,000	1,629,775
Procter & Gamble
9.360%, 01/01/2021	242,313	308,792
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	166,750
Rite Aid Corp.
10.375%, 07/15/2016	15,000	16,125
Smithfield Foods, Inc.
10.000%, 07/15/2014	95,000	112,100
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	6,000	6,525
The Kroger Company
4.950%, 01/15/2015	700,000	756,185
6.150%, 01/15/2020	150,000	169,091
6.750%, 04/15/2012	1,219,000	1,293,197
Tyson Foods, Inc.
10.500%, 03/01/2014	5,000	6,038
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	2,600,000	2,414,381
6.200%, 04/15/2038	750,000	834,859
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	625,000	641,109

		26,015,305
Energy - 4.42%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	78,022
6.450%, 09/15/2036	1,220,000	1,229,118
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,400

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	$5,000	$5,263
BP Capital Markets PLC
3.125%, 10/01/2015	1,550,000	1,572,731
4.750%, 03/10/2019	60,000	62,431
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	366,493
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	160,193
Chesapeake Energy Corp.
6.500%, 08/15/2017	70,000	75,075
6.875%, 11/15/2020	40,000	42,600
7.625%, 07/15/2013	10,000	11,150
ConocoPhillips
4.600%, 01/15/2015	330,000	359,236
6.500%, 02/01/2039	1,050,000	1,218,851
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	15,000	16,275
8.250%, 04/01/2020 (S)	15,000	16,538
El Paso Corp.
7.000%, 06/15/2017	325,000	363,021
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	27,241
EnCana Corp.
5.900%, 12/01/2017	450,000	511,662
Energy Transfer Equity LP
7.500%, 10/15/2020	55,000	59,606
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,565,000	1,613,202
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	52,000
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	490,000	523,322
6.375%, 03/01/2041	275,000	276,656
6.500%, 09/01/2039	300,000	306,691
6.850%, 02/15/2020	530,000	606,621
7.125%, 03/15/2012	208,000	220,201
Kinder Morgan Finance Company ULC
6.000%, 01/15/2018 (S)	55,000	56,238
Marathon Petroleum Corp.
5.125%, 03/01/2021 (S)	320,000	324,338
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	155,907
Newfield Exploration Company
6.625%, 04/15/2016	10,000	10,325
7.125%, 05/15/2018	30,000	32,025
Nexen, Inc.
7.500%, 07/30/2039	40,000	42,858
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	727,622
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	142,898
Peabody Energy Corp.
6.500%, 09/15/2020	186,000	199,020
7.375%, 11/01/2016	65,000	73,450
Petrobras International Finance Company
5.375%, 01/27/2021	1,600,000	1,605,637
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	140,923
6.875%, 05/01/2018	15,000	16,282
Plains All American Pipeline LP
5.000%, 02/01/2021	370,000	370,827
5.750%, 01/15/2020	220,000	236,084

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pride International, Inc.
6.875%, 08/15/2020	$10,000	$11,150
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	35,000	37,013
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	725,767
Statoil ASA
3.125%, 08/17/2017	750,000	745,739
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	310,000	385,115
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,058,153
Valero Energy Corp.
4.500%, 02/01/2015	70,000	74,008
6.625%, 06/15/2037	600,000	613,133
8.750%, 06/15/2030	162,000	189,245
Williams Partners LP
5.250%, 03/15/2020	1,450,000	1,509,427

		19,262,783
Financials - 22.21%
ACE INA Holdings, Inc.
2.600%, 11/23/2015	685,000	674,963
5.700%, 02/15/2017	100,000	109,607
5.875%, 06/15/2014	125,000	138,185
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	146,874
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	112,478
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	245,000	274,649
AMB Property LP
4.500%, 08/15/2017	920,000	936,562
6.125%, 12/01/2016	85,000	94,119
7.500%, 06/30/2018	106,000	120,908
American Express Centurion Bank
6.000%, 09/13/2017	875,000	974,322
American Express Company
7.000%, 03/19/2018	550,000	645,829
American Express Credit Corp.
5.125%, 08/25/2014	360,000	389,097
American Express Credit Corp., Series C
7.300%, 08/20/2013	500,000	563,061
American General Finance Corp.
5.375%, 10/01/2012	154,000	151,498
American International Group, Inc.
6.250%, 03/15/2037	125,000	114,375
6.400%, 12/15/2020	200,000	216,797
Ameriprise Financial, Inc.
5.300%, 03/15/2020	145,000	154,175
AvalonBay Communities, Inc.
3.950%, 01/15/2021	1,075,000	1,035,391
5.500%, 01/15/2012	79,000	81,930
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	273,940
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	247,632
Bank of America Corp.
5.420%, 03/15/2017	800,000	819,623
5.625%, 07/01/2020	1,460,000	1,517,601
5.650%, 05/01/2018	125,000	132,089
5.750%, 12/01/2017	500,000	534,551
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	300,000	305,603

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC
5.140%, 10/14/2020	$1,110,000	$1,053,537
6.050%, 12/04/2017 (S)	950,000	983,460
Brandywine Operating Partnership LP
5.700%, 05/01/2017	835,000	870,318
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	6,800
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	215,928
6.750%, 09/15/2017	675,000	779,096
7.375%, 05/23/2014	115,000	132,531
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	80,389	81,409
Citigroup, Inc.
4.587%, 12/15/2015	255,000	266,088
4.875%, 05/07/2015	286,000	296,678
5.375%, 08/09/2020	2,035,000	2,108,091
5.500%, 08/27/2012	900,000	952,322
6.125%, 11/21/2017	975,000	1,075,597
6.500%, 08/19/2013	420,000	462,895
6.875%, 03/05/2038	275,000	303,041
Credit Acceptance Corp.
9.125%, 02/01/2017	5,000	5,388
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	615,000	616,552
Credit Suisse AG
5.400%, 01/14/2020	1,750,000	1,771,842
Credit Suisse New York
6.000%, 02/15/2018	500,000	533,886
Discover Financial Services
6.450%, 06/12/2017	950,000	1,029,996
Dupont Fabros Technology LP
8.500%, 12/15/2017	75,000	82,688
Equity One, Inc.
6.000%, 09/15/2017	235,000	241,378
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,165,093
ERP Operating LP
5.250%, 09/15/2014	975,000	1,068,206
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	478,913
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	349,837
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	60,039
Fifth Third Bancorp
3.625%, 01/25/2016	720,000	722,991
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	22,805
8.000%, 12/15/2016	150,000	169,916
8.125%, 01/15/2020	100,000	114,067
General Electric Capital Corp.
2.800%, 01/08/2013	1,075,000	1,102,673
4.625%, 01/07/2021	1,305,000	1,296,839
5.300%, 02/11/2021	860,000	882,819
5.500%, 01/08/2020	900,000	959,962
5.625%, 09/15/2017	1,000,000	1,095,155
5.875%, 01/14/2038	1,300,000	1,304,267
6.750%, 03/15/2032	934,000	1,040,995
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	205,000	218,103
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	270,000	277,293

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	$130,000	$143,650
HBOS PLC
6.000%, 11/01/2033 (S)	180,000	133,050
HCP, Inc.
3.750%, 02/01/2016	220,000	222,087
5.650%, 12/15/2013	200,000	218,495
5.950%, 09/15/2011	150,000	153,953
6.000%, 01/30/2017	480,000	521,645
Health Care Property, Inc.
6.000%, 03/01/2015	175,000	191,860
7.072%, 06/08/2015	67,000	74,206
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	377,000	381,345
Host Hotels & Resorts LP
6.375%, 03/15/2015	80,000	81,800
6.750%, 06/01/2016	155,000	160,813
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	700,260
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	283,990
HSBC Holdings PLC
0.503%, 10/06/2016	600,000	591,478
6.800%, 06/01/2038	605,000	645,723
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	155,441
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	143,325
5.875%, 05/01/2013	250,000	257,813
6.375%, 03/25/2013	145,000	151,163
6.500%, 09/01/2014 (S)	5,000	5,393
6.750%, 09/01/2016 (S)	10,000	10,825
7.125%, 09/01/2018 (S)	140,000	152,775
8.625%, 09/15/2015 (S)	10,000	11,275
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	418,329
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	595,104
4.250%, 10/15/2020	1,750,000	1,686,109
4.400%, 07/22/2020	1,100,000	1,073,183
5.150%, 10/01/2015	200,000	215,544
6.000%, 01/15/2018	1,655,000	1,840,804
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	605,298
5.584%, 11/23/2015	425,000	460,374
6.875%, 10/01/2019	300,000	349,912
Lazard Group LLC
6.850%, 06/15/2017	650,000	692,361
LBG Capital No.1 PLC
7.875%, 11/01/2020	200,000	193,000
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	50,000	53,142
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	836,562
Liberty Property LP
6.625%, 10/01/2017	100,000	114,772
7.250%, 03/15/2011	195,000	195,392
Lincoln National Corp.
4.300%, 06/15/2015	825,000	860,611
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	520,000	524,237

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	$630,000	$847,969
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	122,248
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	200,000	208,081
6.220%, 09/15/2026	425,000	426,630
6.400%, 08/28/2017	1,990,000	2,186,628
6.875%, 04/25/2018	1,825,000	2,052,955
7.750%, 05/14/2038	135,000	152,945
MetLife, Inc.
5.375%, 12/15/2012	650,000	696,643
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,813,207
5.125%, 04/10/2013 (S)	335,000	358,708
Midamerican Funding LLC
6.750%, 03/01/2011	260,000	260,000
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	246,000	268,256
Morgan Stanley
4.200%, 11/20/2014	215,000	223,257
5.500%, 07/24/2020	1,150,000	1,161,169
5.550%, 04/27/2017	225,000	237,975
5.750%, 01/25/2021	565,000	580,329
6.000%, 04/28/2015	350,000	383,327
6.250%, 08/28/2017	850,000	928,419
6.625%, 04/01/2018	1,975,000	2,183,135
6.750%, 04/15/2011	106,000	106,751
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	280,306
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	61,757
NBD Bancorp
8.250%, 11/01/2024	270,000	321,356
Nomura Holdings, Inc.
5.000%, 03/04/2015	350,000	365,684
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	155,000	156,271
PacifiCorp
6.350%, 07/15/2038	110,000	123,969
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	20,656	20,628
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,292,564
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	240,707
6.125%, 10/15/2033 (S)	108,000	108,452
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	40,000	44,200
Prudential Financial, Inc.
4.750%, 09/17/2015	1,425,000	1,526,129
5.150%, 01/15/2013	355,000	376,957
Realty Income Corp.
5.750%, 01/15/2021	600,000	633,190
6.750%, 08/15/2019	550,000	632,834
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	140,406
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	338,971
Simon Property Group LP
4.375%, 03/01/2021	1,200,000	1,187,078
6.100%, 05/01/2016	150,000	170,459
6.125%, 05/30/2018	375,000	421,951

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
6.250%, 01/25/2016	$1,320,000	$1,353,000
8.000%, 03/25/2020	11,000	11,674
8.450%, 06/15/2018	44,000	48,400
Sovereign Bank
8.750%, 05/30/2018	250,000	283,305
Standard Chartered PLC
3.850%, 04/27/2015 (S)	185,000	190,482
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	259,752
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	2,170,000	2,156,956
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	687,630
The Charles Schwab Corp.
4.950%, 06/01/2014	230,000	250,847
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	475,000	474,334
5.375%, 03/15/2020	290,000	297,739
6.000%, 05/01/2014	270,000	298,980
6.150%, 04/01/2018	2,350,000	2,574,373
6.250%, 02/01/2041	610,000	620,773
6.750%, 10/01/2037	1,405,000	1,440,063
7.500%, 02/15/2019	635,000	748,034
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	571,195
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	212,182
Unitrin, Inc.
6.000%, 05/15/2017	350,000	359,367
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	139,646
US Bancorp
7.500%, 06/01/2026	750,000	830,154
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	153,300
W.R. Berkley Corp.
5.600%, 05/15/2015	313,000	330,807
Wachovia Bank NA
6.600%, 01/15/2038	700,000	790,492
Wachovia Corp.
5.500%, 08/01/2035	600,000	587,020
5.750%, 06/15/2017	385,000	429,332
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	250,000	263,862
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	130,000	148,553
Wells Fargo & Company
3.676%, 06/15/2016	400,000	408,691
4.950%, 10/16/2013	1,820,000	1,956,515
5.625%, 12/11/2017	900,000	997,483
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)	20,000	21,400
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	39,321
7.950%, 03/15/2025	40,000	44,767

		96,695,382
Health Care - 2.70%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,675

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
AmerisourceBergen Corp.
5.875%, 09/15/2015	$1,070,000	$1,189,401
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,154,052
6.400%, 02/01/2039	245,000	277,402
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,569
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,275
Cardinal Health, Inc.
5.800%, 10/15/2016	500,000	555,922
Community Health Systems, Inc.
8.875%, 07/15/2015	10,000	10,600
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	262,340
7.500%, 02/15/2019	30,000	36,112
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	85,969
HCA, Inc.
6.375%, 01/15/2015	5,000	5,163
7.250%, 09/15/2020	110,000	118,663
8.500%, 04/15/2019	215,000	240,800
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,785
Life Technologies Corp.
4.400%, 03/01/2015	500,000	521,758
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	223,000
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	453,427
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	320,000	348,852
Pfizer, Inc.
6.200%, 03/15/2019	750,000	867,977
7.200%, 03/15/2039	550,000	689,339
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	542,246
Schering Plough Corp.
6.500%, 12/01/2033	1,000,000	1,186,938
St Jude Medical, Inc.
2.500%, 01/15/2016	606,000	596,940
Tenet Healthcare Corp.
8.875%, 07/01/2019	170,000	193,375
9.000%, 05/01/2015	40,000	44,000
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	127,526
UnitedHealth Group, Inc.
5.950%, 02/15/2041	605,000	616,072
WellPoint, Inc.
4.350%, 08/15/2020	520,000	518,793
7.000%, 02/15/2019	720,000	855,539

		11,766,510
Industrials - 1.00%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	5,094
BE Aerospace, Inc.
6.875%, 10/01/2020	30,000	31,275
Bombardier, Inc.
7.500%, 03/15/2018 (S)	70,000	75,250
7.750%, 03/15/2020 (S)	60,000	65,100
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	100,000	111,750
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,800

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CNH America LLC
7.250%, 01/15/2016	$30,000	$32,775
Continental Airlines, Inc. , Series ERJ1
9.798%, 04/01/2021	7,848	8,319
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	28,939	30,169
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	93,024	99,070
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	187,178	198,409
Corrections Corp. of America
6.750%, 01/31/2014	100,000	101,625
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	195,000	212,550
Deluxe Corp.
7.375%, 06/01/2015	160,000	166,800
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	36,663
GATX Financial Corp.
5.500%, 02/15/2012	200,000	206,099
General Electric Company
5.250%, 12/06/2017	735,000	805,159
Goodrich Corp.
7.100%, 11/15/2027	115,000	133,955
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,825
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	5,000	5,300
Masco Corp.
6.125%, 10/03/2016	130,000	133,051
6.500%, 08/15/2032	45,000	41,084
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017	80,000	86,400
Navistar International Corp.
8.250%, 11/01/2021	80,000	88,600
Republic Services, Inc.
5.250%, 11/15/2021	160,000	168,451
5.500%, 09/15/2019	445,000	482,205
Southwest Airlines Company,
Series 2007-1
6.150%, 08/01/2022	268,249	295,074
SPX Corp.
7.625%, 12/15/2014	10,000	10,950
Textron, Inc.
7.250%, 10/01/2019	200,000	229,952
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	80,000	80,200
Waste Management, Inc.
6.375%, 03/11/2015	340,000	386,070

		4,342,024
Information Technology - 0.62%
Avnet, Inc.
6.625%, 09/15/2016	245,000	271,239
Equinix, Inc.
8.125%, 03/01/2018	30,000	32,550
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	15,694
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	34,213
Mantech International Corp.
7.250%, 04/15/2018	20,000	20,900

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp.
6.125%, 07/08/2039	$330,000	$357,414
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	90,000	88,200
Seagate Technology International
10.000%, 05/01/2014 (S)	40,000	46,300
Xerox Corp.
6.400%, 03/15/2016	465,000	527,121
6.750%, 02/01/2017	950,000	1,095,293
8.250%, 05/15/2014	170,000	198,933

		2,687,857
Materials - 1.90%
Agrium, Inc.
7.125%, 05/23/2036	580,000	681,013
Alcoa, Inc.
5.720%, 02/23/2019	500,000	524,676
ArcelorMittal
3.750%, 08/05/2015	500,000	505,009
5.375%, 06/01/2013	150,000	160,922
6.125%, 06/01/2018	665,000	715,039
Ashland, Inc.
9.125%, 06/01/2017	10,000	11,631
Ball Corp.
6.750%, 09/15/2020	155,000	162,363
7.125%, 09/01/2016	40,000	43,800
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	21,000	21,945
CF Industries, Inc.
6.875%, 05/01/2018	40,000	44,175
7.125%, 05/01/2020	40,000	44,900
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)	30,000	31,125
Corporacion Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	177,561
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	140,861
6.000%, 10/01/2015	950,000	1,041,206
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	100,000	106,500
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	29,819
7.125%, 01/15/2017 (S)	190,000	201,875
International Paper Company
7.300%, 11/15/2039	160,000	187,552
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	103,000	115,939
MeadWestvaco Corp.
7.375%, 09/01/2019	150,000	163,101
Nalco Company
6.625%, 01/15/2019 (S)	70,000	72,363
Neenah Paper, Inc.
7.375%, 11/15/2014	10,000	10,213
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	170,000	185,300
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	59,000	59,116
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	415,000	399,501
6.500%, 07/15/2018	425,000	491,955
Rock-Tenn Company
9.250%, 03/15/2016	25,000	27,500
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	135,495

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company
4.250%, 11/15/2020	$485,000	$467,024
5.900%, 02/15/2015	950,000	1,059,540
Vale Inco, Ltd.
5.700%, 10/15/2015	233,000	255,918

		8,274,937
Telecommunication Services - 4.81%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	165,609
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	79,439
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	60,704
AT&T, Inc.
5.350%, 09/01/2040 (S)	989,000	906,830
5.500%, 02/01/2018	750,000	823,581
5.625%, 06/15/2016	360,000	403,352
6.300%, 01/15/2038	1,775,000	1,842,794
British Telecommunications PLC
5.150%, 01/15/2013	350,000	373,503
5.950%, 01/15/2018	400,000	443,926
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	835,925
7.125%, 10/01/2012	458,000	498,536
Cricket Communications, Inc.
7.750%, 05/15/2016	45,000	47,588
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	622,939
Discovery Communications LLC
5.050%, 06/01/2020	915,000	959,004
France Telecom SA
4.375%, 07/08/2014	200,000	215,206
5.375%, 07/08/2019	500,000	551,415
Frontier Communications Corp.
7.125%, 03/15/2019	155,000	161,200
8.125%, 10/01/2018	115,000	127,794
8.250%, 04/15/2017	20,000	22,100
8.500%, 04/15/2020	5,000	5,550
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	5,488
Intelsat Subsidiary Holding Company SA
8.875%, 01/15/2015 (S)	25,000	25,625
NBCUniversal Media LLC
4.375%, 04/01/2021 (S)	625,000	601,051
5.150%, 04/30/2020 (S)	1,420,000	1,462,758
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	112,613
8.000%, 10/01/2015	100,000	109,125
Qwest Corp.
7.500%, 10/01/2014	15,000	17,175
8.375%, 05/01/2016	180,000	214,875
Rogers Communications, Inc.
6.250%, 06/15/2013	130,000	143,999
SBA Telecommunications, Inc.
8.250%, 08/15/2019	30,000	33,075
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	160,753
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	10,000	9,250
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	7,525
Sprint Capital Corp.
6.900%, 05/01/2019	135,000	136,181

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Nextel Corp.
6.000%, 12/01/2016	$5,000	$4,988
Telecom Italia Capital SA
5.250%, 11/15/2013	625,000	653,109
6.000%, 09/30/2034	146,000	129,237
6.200%, 07/18/2011	675,000	687,884
Telefonica Emisiones SAU
3.992%, 02/16/2016	810,000	813,205
5.134%, 04/27/2020	350,000	348,361
7.045%, 06/20/2036	475,000	511,142
Verizon Communications, Inc.
5.550%, 02/15/2016	870,000	969,933
6.400%, 02/15/2038	1,665,000	1,781,056
6.900%, 04/15/2038	275,000	311,913
8.750%, 11/01/2021	285,000	369,210
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	657,745
8.500%, 11/15/2018	1,000,000	1,295,757
Windstream Corp.
7.875%, 11/01/2017	100,000	108,625
8.125%, 09/01/2018	120,000	128,400

		20,957,053
Utilities - 4.22%
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,258,018
Atmos Energy Corp.
6.350%, 06/15/2017	100,000	111,857
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	781,319
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	719,641
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	140,522
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	600,000	658,402
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	630,867
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	975,589
5.950%, 08/15/2016	125,000	141,510
6.150%, 03/15/2012	92,000	96,919
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	336,568
6.400%, 06/15/2018	1,295,000	1,488,015
7.000%, 06/15/2038	215,000	253,394
Duke Energy Corp.
5.650%, 06/15/2013	600,000	655,842
Edison International
3.750%, 09/15/2017	475,000	471,380
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	56,000	54,600
Georgia Power Company
5.250%, 12/15/2015	600,000	667,260
Idaho Power Company
4.850%, 08/15/2040	1,000,000	899,000
Intergen NV
9.000%, 06/30/2017 (S)	75,000	81,000
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	119,350
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	264,730
Nevada Power Company
6.500%, 08/01/2018	225,000	258,923

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
New York State Electric & Gas Corp.
5.750%, 05/01/2023	$74,000	$69,863
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	224,540
Northern States Power Company
6.250%, 06/01/2036	125,000	142,342
6.500%, 03/01/2028	67,000	76,332
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017	75,000	78,281
Ohio Edison Company
6.875%, 07/15/2036	230,000	251,226
Oncor Electric Delivery Company
7.500%, 09/01/2038	205,000	253,235
Potomac Electric Power Company
6.500%, 11/15/2037	250,000	288,584
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	89,145
Progress Energy, Inc.
4.400%, 01/15/2021	1,240,000	1,233,272
PSEG Power LLC
8.625%, 04/15/2031	154,000	195,513
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	367,847
7.000%, 03/09/2029	54,000	59,214
Sempra Energy
6.000%, 10/15/2039	600,000	621,665
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	253,993
Southern California Edison Company
4.500%, 09/01/2040	500,000	443,992
6.000%, 01/15/2034	326,000	355,968
The AES Corp.
8.000%, 06/01/2020	155,000	169,725
Union Electric Company
6.400%, 06/15/2017	1,050,000	1,189,738
6.700%, 02/01/2019	110,000	127,796
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	144,798
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	457,515
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	222,324

		18,381,614

TOTAL CORPORATE BONDS (Cost $230,560,587)		$236,528,693

CAPITAL PREFERRED SECURITIES - 0.16%
Financials - 0.16%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	307,520
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month LIBOR
+1.750%)
6.000%, 01/15/2067 (S)	170,000	102,000
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%)
6.745%, 02/17/2037	125,000	125,000
NB Capital Trust IV
04/15/2027	180,000	184,050

		718,570

TOTAL CAPITAL PREFERRED SECURITIES (Cost $806,498)		$718,570

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.01%
Health Care - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	$5,000	$4,544
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,300
Industrials - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	5,000	7,425
Consumer Discretionary - 0.00%
Ford Motor Company
4.250%, 11/15/2016	5,000	9,138

TOTAL CONVERTIBLE BONDS (Cost $23,636)		$30,407

MUNICIPAL BONDS - 2.84%
Arizona - 0.15%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041	740,000	668,627
California - 1.03%
Bay Area Toll Authority
6.263%, 04/01/2049	875,000	885,273
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	455,000	463,286
Los Angeles Unified School District
5.750%, 07/01/2034	425,000	398,795
State of California
7.300%, 10/01/2039	1,050,000	1,104,737
7.550%, 04/01/2039	850,000	920,321
University of California
5.770%, 05/15/2043	715,000	689,625

		4,462,037
Florida - 0.03%
Miami Beach Florida Redevelopment
Agency
8.950%, 12/01/2022	135,000	143,342
Illinois - 0.89%
Chicago Illinois O’Hare International
Airport
6.845%, 01/01/2038	500,000	489,430
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	402,820
State of Illinois
5.365%, 03/01/2017	85,000	85,196
5.665%, 03/01/2018	1,615,000	1,618,456
5.877%, 03/01/2019	1,290,000	1,293,354

		3,889,256
Maryland - 0.04%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	40,586
5.888%, 07/01/2043	125,000	127,695

		168,281
Massachusetts - 0.10%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	409,380
Missouri - 0.10%
University of Missouri
5.960%, 11/01/2039	400,000	428,172

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey - 0.19%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	$20,000	$20,279
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	818,403

		838,682
New York - 0.19%
New York State Thruway Authority
5.883%, 04/01/2030	590,000	581,870
Port Authority of New York & New
Jersey
6.040%, 12/01/2029	180,000	184,052
Sales Tax Asset Receivable Corp.,
Series B
4.250%, 10/15/2011	65,000	66,097

		832,019
Texas - 0.12%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	534,786

TOTAL MUNICIPAL BONDS (Cost $12,464,896)		$12,374,582

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.24%
Commercial & Residential - 8.21%
American Tower Trust, Series 2007-1A,
Class AFX
5.420%, 04/15/2037 (S)	300,000	322,924
Banc of America
Commercial Mortgage, Inc.
Series 2005-6, Class A4,
5.195%, 09/10/2047 (P)	1,000,000	1,078,247
Series 2002-PB2, Class A4,
6.186%, 06/11/2035	383,030	394,150
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	405,797	427,423
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	595,199
Series 2005-T20, Class A4A,
5.149%, 10/12/2042 (P)	575,000	619,251
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	860,000	913,994
Series 2006-T24, Class A4,
5.537%, 10/12/2041	1,605,000	1,737,417
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,000,000	2,167,188
Series 2007-PW16, Class A4,
5.717%, 06/11/2040 (P)	2,000,000	2,174,733
Series 2006-PW12, Class A4,
5.722%, 09/11/2038 (P)	1,000,000	1,100,722
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	145,000	157,907
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.222%, 07/15/2044 (P)	500,000	539,477
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	750,000	790,502
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	16,450	16,472

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	$810,000	$796,666
Series 2005-C6, Class A5A,
5.116%, 06/10/2044 (P)	500,000	535,415
Credit Suisse Mortgage
Capital Certificates
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,635,000	1,748,554
Series 2006-C1, Class A4,
5.541%, 02/15/2039 (P)	1,000,000	1,087,452
CS First Boston Mortgage
Securities Corp., Series 2003-C3,
Class A5
3.936%, 05/15/2038	500,000	517,451
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4
5.223%, 08/15/2048	1,655,000	1,733,923
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	97,017
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	1,079,269
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	334,993
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	998,557
Series 2005-LDP5, Class A4,
5.229%, 12/15/2044 (P)	1,000,000	1,077,663
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	1,600,000	1,737,646
Series 2008-C2, Series A4,
6.068%, 02/12/2051	1,200,000	1,286,214
LB-UBS Commercial Mortgage Trust
Series 2001-C7, Class A3,
5.642%, 12/15/2025	17,113	17,162
Series 2008-C1, Class A2,
6.098%, 04/15/2041 (P)	1,000,000	1,108,427
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,000,000	1,069,682
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	1,650,000	1,741,522
Series 2006-C1, Class A4,
5.659%, 05/12/2039 (P)	1,500,000	1,644,812
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	530,535
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	1,000,000	1,089,405
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	38,225	39,768
Series 2001, Class A4,
6.390%, 07/15/2033	72,199	72,692
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	87,719	87,987
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	423,452

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2005-C20,
Class A7
5.118%, 07/15/2042 (P)	$310,000	$332,357
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,500,000	1,529,885

		35,754,112
U.S. Government Agency - 0.03%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	141,044
Government National Mortgage
Association, Series 2006-38, Class XS
IO
6.985%, 09/16/2035 (P)	49,520	8,371

		149,415

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $34,744,218)		$35,903,527

ASSET BACKED SECURITIES - 1.29%
Ally Master Owner Trust, Series 2010-3,
Class A
2.880%, 04/15/2015 (S)	1,000,000	1,025,446
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	430,000	460,688
Chase Issuance Trust, Series 2008-A4,
Class A4
4.650%, 03/15/2015	345,000	370,146
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	309,000
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,075,753
John Deere Owner Trust, Series 2010-A,
Class A4
2.130%, 10/17/2016	1,000,000	1,018,352
LCP LP, Series 8A, Class A
1.972%, 01/14/2021 (P)(S)	1,300,000	1,300,000
Massachusetts RRB Special
Purpose Trust, Series 2001-1, Class A
6.530%, 06/01/2015	37,808	40,316

TOTAL ASSET BACKED SECURITIES (Cost $5,517,328)		$5,599,701

SECURITIES LENDING COLLATERAL - 0.65%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	282,094	2,823,028

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,822,999)		$2,823,028

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.93%
Repurchase Agreement - 9.93%
Bank of New York Tri-Party Repurchase
Agreement dated 02/28/2011 at 0.200%
to be repurchased at $43,100,239 on
03/01/2011, collateralized by
$12,934,839 U.S. Treasury Note,
7.500% due 11/15/2024 (valued at
$13,137,869, including interest) and
$30,755,369 U.S. Treasury Note,
2.000% due 01/15/2014 (valued at
$30,824,162, including interest)	$43,100,000	$43,100,000
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at $129,000
on 03/01/2011, collateralized by
$135,000 U.S. Treasury Note, 0.875%
due 05/31/2011 (valued at $135,675,
including interest)	129,000	129,000

		43,229,000

TOTAL SHORT-TERM INVESTMENTS (Cost $43,229,000)		$43,229,000

Total Investments (Investment Quality Bond Fund)
(Cost $468,725,669) - 109.23%		$475,611,266
Other assets and liabilities, net - (9.23%)		(40,206,831)

TOTAL NET ASSETS - 100.00%		$435,404,435

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.61%
Consumer Discretionary - 15.42%
Auto Components - 1.49%
Johnson Controls, Inc.	121,100	$4,940,880
Automobiles - 0.99%
General Motors Company (I)	98,500	3,302,705
Diversified Consumer Services - 0.72%
Apollo Group, Inc., Class A (I)	53,300	2,412,358
Hotels, Restaurants & Leisure - 2.47%
Carnival Corp.	137,699	5,875,616
International Game Technology	141,200	2,324,152

		8,199,768
Household Durables - 1.38%
Fortune Brands, Inc.	74,000	4,577,640
Internet & Catalog Retail - 1.47%
Amazon.com, Inc. (I)	28,200	4,886,778
Media - 4.84%
Comcast Corp., Class A	247,400	6,373,024
Time Warner, Inc.	152,700	5,833,140
Viacom, Inc., Class B	87,300	3,898,818

		16,104,982
Specialty Retail - 2.06%
GameStop Corp., Class A (I)(L)	126,000	2,513,700
Lowe’s Companies, Inc.	165,200	4,323,284

		6,836,984

		51,262,095

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 7.05%
Beverages - 1.73%
PepsiCo, Inc.	90,800	$5,758,536
Food & Staples Retailing - 1.38%
The Kroger Company	200,500	4,591,450
Food Products - 1.06%
Kellogg Company	65,800	3,524,248
Household Products - 1.66%
The Procter & Gamble Company	87,500	5,516,875
Personal Products - 1.22%
Avon Products, Inc.	145,300	4,040,793

		23,431,902
Energy - 12.30%
Energy Equipment & Services - 3.90%
Baker Hughes, Inc. (L)	50,100	3,559,605
Ensco International PLC, ADR (L)	64,000	3,590,400
Noble Corp.	130,300	5,825,713

		12,975,718
Oil, Gas & Consumable Fuels - 8.40%
EOG Resources, Inc. (L)	29,800	3,346,838
Exxon Mobil Corp.	181,100	15,489,483
Hess Corp.	48,900	4,255,767
Ultra Petroleum Corp. (I)(L)	106,200	4,816,170

		27,908,258

		40,883,976
Financials - 14.39%
Capital Markets - 4.08%
Morgan Stanley	197,300	5,855,864
The Bank of New York Mellon Corp. (L)	120,868	3,673,179
The Goldman Sachs Group, Inc.	24,600	4,028,988

		13,558,031
Commercial Banks - 3.87%
U.S. Bancorp	176,000	4,880,480
Wells Fargo & Company	247,978	7,999,770

		12,880,250
Diversified Financial Services - 3.52%
Citigroup, Inc. (I)	800,300	3,745,404
JPMorgan Chase & Company	170,800	7,974,652

		11,720,056
Insurance - 2.92%
Aflac, Inc.	83,200	4,897,152
MetLife, Inc.	101,500	4,807,040

		9,704,192

		47,862,529
Health Care - 13.05%
Biotechnology - 2.06%
Acorda Therapeutics, Inc. (I)(L)	34,300	719,271
Alexion Pharmaceuticals, Inc. (I)(L)	22,000	2,118,160
Amgen, Inc. (I)	49,400	2,535,702
Amylin Pharmaceuticals, Inc. (I)	54,900	839,970
Pharmasset, Inc. (I)(L)	13,000	650,000

		6,863,103
Health Care Equipment & Supplies - 3.98%
Baxter International, Inc.	57,500	3,056,125
Covidien PLC	110,500	5,685,225
Medtronic, Inc.	112,434	4,488,365

		13,229,715

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.83%
UnitedHealth Group, Inc.	143,200	$6,097,456
Health Care Technology - 0.11%
Emdeon, Inc., Class A (I)	22,200	348,540
Life Sciences Tools & Services - 0.26%
Bio-Rad Laboratories, Inc., Class A (I)	7,600	867,616
Pharmaceuticals - 4.81%
Allergan, Inc.	59,626	4,422,460
Johnson & Johnson	102,300	6,285,312
Merck & Company, Inc.	161,900	5,273,083

		15,980,855

		43,387,285
Industrials - 11.79%
Aerospace & Defense - 2.59%
General Dynamics Corp. (L)	51,400	3,912,568
The Boeing Company	65,200	4,695,052

		8,607,620
Air Freight & Logistics - 1.29%
FedEx Corp.	47,783	4,301,426
Airlines - 0.76%
Southwest Airlines Company	214,400	2,536,352
Machinery - 4.37%
Dover Corp.	71,100	4,568,175
Illinois Tool Works, Inc.	110,148	5,959,007
PACCAR, Inc.	27,400	1,373,562
Pall Corp.	48,500	2,636,460

		14,537,204
Road & Rail - 2.78%
Hertz Global Holdings, Inc. (I)	180,900	2,751,489
Norfolk Southern Corp.	62,900	4,124,982
Ryder Systems, Inc.	49,100	2,348,453

		9,224,924

		39,207,526
Information Technology - 18.44%
Communications Equipment - 3.59%
Cisco Systems, Inc. (I)	313,000	5,809,280
QUALCOMM, Inc.	103,000	6,136,740

		11,946,020
Computers & Peripherals - 5.84%
Apple, Inc. (I)	31,100	10,984,831
Hewlett-Packard Company	137,900	6,016,577
Seagate Technology PLC (I)	190,000	2,413,000

		19,414,408
IT Services - 0.90%
Visa, Inc., Class A (L)	40,800	2,980,440
Semiconductors & Semiconductor Equipment - 1.51%
Intersil Corp., Class A (L)	166,800	2,133,372
National Semiconductor Corp. (L)	186,600	2,892,300

		5,025,672
Software - 6.60%
Adobe Systems, Inc. (I)	191,700	6,613,650
Autodesk, Inc. (I)	92,100	3,872,805
Microsoft Corp.	300,500	7,987,290
Symantec Corp. (I)	192,400	3,468,972

		21,942,717

		61,309,257

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.94%
Chemicals - 0.94%
Celanese Corp., Series A	75,400	$3,125,330
Telecommunication Services - 1.91%
Diversified Telecommunication Services - 1.91%
AT&T, Inc.	223,400	6,340,092
Utilities - 3.32%
Electric Utilities - 3.32%
American Electric Power Company, Inc.	146,643	5,246,887
FirstEnergy Corp. (L)	78,900	3,021,870
Nextera Energy, Inc.	50,300	2,790,141

		11,058,898

		11,058,898

TOTAL COMMON STOCKS (Cost $272,061,418)		$327,868,890

INVESTMENT COMPANIES - 0.40%
SPDR S&P 500 ETF Trust (L)	10,000	1,331,500

TOTAL INVESTMENT COMPANIES (Cost $1,184,412)		$1,331,500

SECURITIES LENDING COLLATERAL - 10.21%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	3,390,820	33,933,294

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,929,716)		$33,933,294

SHORT-TERM INVESTMENTS - 0.87%
Repurchase Agreement - 0.87%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $2,879,001 on 03/01/2011,
collateralized by $2,620,000 Federal Home
Loan Mortgage Corp., 4.750% due
11/17/2015 (valued at $2,940,950,
including interest)	$2,879,000	$2,879,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,879,000)		$2,879,000

Total Investments (Large Cap Fund)
(Cost $310,054,546) - 110.09%		$366,012,684
Other assets and liabilities, net - (10.09%)		(33,537,439)

TOTAL NET ASSETS - 100.00%		$332,475,245

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.03%
Consumer Discretionary - 14.45%
Automobiles - 0.83%
General Motors Company (I)	17,000	$570,010
Harley-Davidson, Inc.	25,400	1,036,828

		1,606,838
Distributors - 0.48%
Genuine Parts Company	17,900	943,151
Diversified Consumer Services - 0.22%
H&R Block, Inc.	27,800	422,282
Hotels, Restaurants & Leisure - 0.72%
Marriott International, Inc., Class A	27,000	1,058,670

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (I)	24,400	$340,136

		1,398,806
Household Durables - 2.46%
D.R. Horton, Inc.	22,200	262,848
Fortune Brands, Inc.	42,200	2,610,492
Whirlpool Corp.	23,000	1,897,500

		4,770,840
Leisure Equipment & Products - 0.81%
Mattel, Inc.	62,600	1,568,756
Media - 6.00%
Cablevision Systems Corp., Class A	42,200	1,555,070
Comcast Corp., Class A	43,900	1,130,864
DISH Network Corp. (I)	4,500	104,625
Madison Square Garden, Inc., Class A (I)	11,500	328,440
The McGraw-Hill Companies, Inc.	49,100	1,899,188
The New York Times Company, Class A (I)	62,900	654,160
The Walt Disney Company	54,700	2,392,578
Time Warner, Inc.	76,100	2,907,020
WPP PLC	49,200	676,845

		11,648,790
Multiline Retail - 0.38%
Macy’s, Inc.	31,300	748,070
Specialty Retail - 2.55%
Bed Bath & Beyond, Inc. (I)	28,000	1,348,200
Lowe’s Companies, Inc.	124,000	3,245,080
Tiffany & Company	5,700	350,835

		4,944,115

		28,051,648
Consumer Staples - 5.93%
Beverages - 0.30%
PepsiCo, Inc.	9,200	583,464
Food Products - 2.99%
Archer-Daniels-Midland Company	16,700	620,906
Campbell Soup Company	25,600	861,696
ConAgra Foods, Inc.	43,200	1,000,512
McCormick & Company, Inc., Class B	16,900	805,285
The Hershey Company	48,000	2,511,360

		5,799,759
Household Products - 1.94%
Clorox Company	28,200	1,910,832
Kimberly-Clark Corp.	28,300	1,864,970

		3,775,802
Personal Products - 0.70%
Avon Products, Inc.	48,800	1,357,128

		11,516,153
Energy - 14.21%
Energy Equipment & Services - 1.83%
Baker Hughes, Inc.	13,600	966,280
Schlumberger, Ltd.	27,600	2,578,392

		3,544,672
Oil, Gas & Consumable Fuels - 12.38%
Anadarko Petroleum Corp.	28,300	2,315,789
Chevron Corp.	90,000	9,337,500
ConocoPhillips	39,500	3,075,865
Exxon Mobil Corp.	54,000	4,618,620
Murphy Oil Corp.	37,000	2,720,610
Spectra Energy Corp.	33,500	896,125

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc.	25,700	$1,075,802

		24,040,311

		27,584,983
Financials - 19.59%
Capital Markets - 3.06%
Legg Mason, Inc.	47,800	1,732,750
Morgan Stanley	88,600	2,629,648
The Bank of New York Mellon Corp.	51,900	1,577,241

		5,939,639
Commercial Banks - 5.12%
KeyCorp	86,200	787,868
PNC Financial Services Group, Inc.	10,700	660,190
Regions Financial Corp.	97,400	744,136
SunTrust Banks, Inc.	46,800	1,411,956
U.S. Bancorp	102,700	2,847,871
Wells Fargo & Company	107,800	3,477,628

		9,929,649
Consumer Finance - 2.23%
Capital One Financial Corp.	25,800	1,284,066
SLM Corp. (I)	205,700	3,048,474

		4,332,540
Diversified Financial Services - 5.13%
Bank of America Corp.	219,800	3,140,942
JPMorgan Chase & Company	120,800	5,640,152
NYSE Euronext	32,000	1,184,000

		9,965,094
Insurance - 3.64%
Chubb Corp.	13,400	813,112
Lincoln National Corp.	45,500	1,443,260
Marsh & McLennan Companies, Inc.	67,800	2,063,832
Sun Life Financial, Inc.	36,200	1,203,288
The Allstate Corp.	48,200	1,531,796

		7,055,288
Real Estate Investment Trusts - 0.41%
Weyerhaeuser Company	32,700	798,207

		38,020,417
Health Care - 4.78%
Biotechnology - 0.42%
Amgen, Inc. (I)	16,100	826,413
Pharmaceuticals - 4.36%
Bristol-Myers Squibb Company	53,600	1,383,416
Eli Lilly & Company	30,300	1,047,168
Johnson & Johnson	38,400	2,359,296
Merck & Company, Inc.	50,000	1,628,500
Pfizer, Inc.	106,000	2,039,440

		8,457,820

		9,284,233
Industrials - 12.66%
Aerospace & Defense - 3.27%
Honeywell International, Inc.	39,300	2,275,863
ITT Corp.	22,400	1,297,632
Lockheed Martin Corp.	13,500	1,068,660
The Boeing Company	23,800	1,713,838

		6,355,993
Air Freight & Logistics - 1.03%
United Parcel Service, Inc., Class B	27,000	1,992,600

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.76%
Masco Corp.	74,200	$1,008,378
USG Corp. (I)	26,800	459,352

		1,467,730
Commercial Services & Supplies - 2.02%
Avery Dennison Corp.	98,300	3,924,136
Electrical Equipment - 0.77%
Cooper Industries PLC	23,200	1,492,920
Industrial Conglomerates - 3.20%
General Electric Company	297,300	6,219,516
Machinery - 1.61%
Eaton Corp.	28,200	3,123,996

		24,576,891
Information Technology - 6.52%
Communications Equipment - 1.18%
Cisco Systems, Inc. (I)	52,200	968,832
Harris Corp.	28,300	1,320,478

		2,289,310
Computers & Peripherals - 1.28%
Dell, Inc. (I)	56,200	889,646
Hewlett-Packard Company	36,300	1,583,769

		2,473,415
Internet Software & Services - 0.05%
eBay, Inc. (I)	3,000	100,515
IT Services - 0.89%
Computer Sciences Corp.	36,000	1,732,680
Semiconductors & Semiconductor Equipment - 1.74%
Applied Materials, Inc.	96,300	1,582,209
Texas Instruments, Inc.	50,600	1,801,866

		3,384,075
Software - 1.38%
Electronic Arts, Inc. (I)	34,200	642,960
Microsoft Corp.	76,500	2,033,370

		2,676,330

		12,656,325
Materials - 5.88%
Chemicals - 2.35%
E.I. du Pont de Nemours & Company	21,400	1,174,218
International Flavors & Fragrances, Inc.	22,400	1,275,680
Monsanto Company	29,500	2,120,755

		4,570,653
Construction Materials - 0.78%
Vulcan Materials Company	32,800	1,503,880
Metals & Mining - 1.09%
Nucor Corp.	44,100	2,115,036
Paper & Forest Products - 1.66%
International Paper Company	77,300	2,147,394
MeadWestvaco Corp.	36,400	1,068,340

		3,215,734

		11,405,303
Telecommunication Services - 3.69%
Diversified Telecommunication Services - 3.69%
AT&T, Inc.	116,300	3,300,594
Qwest Communications International, Inc.	205,100	1,398,782

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	66,700	$2,462,564

		7,161,940

		7,161,940
Utilities - 7.32%
Electric Utilities - 5.04%
Duke Energy Corp.	56,400	1,014,635
Entergy Corp.	36,100	2,570,320
Exelon Corp.	54,600	2,280,096
FirstEnergy Corp.	20,600	788,980
Pinnacle West Capital Corp.	22,300	941,729
PPL Corp.	34,000	864,620
Progress Energy, Inc.	29,000	1,325,590

		9,785,970
Independent Power Producers & Energy Traders - 0.75%
Constellation Energy Group, Inc.	34,500	1,071,915
NRG Energy, Inc. (I)	19,100	381,809

		1,453,724
Multi-Utilities - 1.53%
CenterPoint Energy, Inc.	29,000	459,940
NiSource, Inc.	44,000	843,040
TECO Energy, Inc.	21,400	387,554
Xcel Energy, Inc.	53,600	1,283,185

		2,973,719

		14,213,413

TOTAL COMMON STOCKS (Cost $168,384,436)		$184,471,306

PREFERRED SECURITIES - 0.58%
Consumer Discretionary - 0.58%
Automobiles - 0.58%
General Motors Company, Series B, 4.750%	22,300	1,134,624

TOTAL PREFERRED SECURITIES (Cost $1,229,709)		$1,134,624

SHORT-TERM INVESTMENTS - 3.65%
Short-Term Securities* - 3.65%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$955,050	$955,050
T. Rowe Price Prime Reserve Fund, 0.2212%	6,131,938	6,131,938

		7,086,988

TOTAL SHORT-TERM INVESTMENTS (Cost $7,086,988)		$7,086,988

Total Investments (Large Cap Value Fund)
(Cost $176,701,133) - 99.26%		$192,692,918
Other assets and liabilities, net - 0.74%		1,435,006

TOTAL NET ASSETS - 100.00%		$194,127,924

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.70%
Consumer Discretionary - 20.53%
Auto Components - 1.90%
Autoliv, Inc. (L)	2,984	$223,472
BorgWarner, Inc. (I) (L)	5,884	456,657
Lear Corp.	1,669	176,580
The Goodyear Tire & Rubber Company (I)	11,975	169,806

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	3,491	$198,289

		1,224,804
Automobiles - 0.77%
Harley-Davidson, Inc.	12,120	494,738
Distributors - 0.26%
LKQ Corp. (I)	7,057	167,674
Diversified Consumer Services - 1.12%
Apollo Group, Inc., Class A (I)	6,767	306,274
DeVry, Inc.	3,303	179,188
ITT Educational Services, Inc. (I)	1,776	134,710
Strayer Education, Inc.	715	98,270

		718,442
Hotels, Restaurants & Leisure - 2.77%
Chipotle Mexican Grill, Inc. (I)	1,614	395,430
Hyatt Hotels Corp., Class A (I)	1,481	67,756
International Game Technology	15,268	251,311
MGM Resorts International (I)	17,321	241,455
Penn National Gaming, Inc. (I)	1,718	61,453
Royal Caribbean Cruises, Ltd. (I)	2,497	109,344
Starwood Hotels & Resorts Worldwide, Inc.	9,843	601,407
Wendy’s/Arby’s Group, Inc., Class A	10,999	52,355

		1,780,511
Household Durables - 0.38%
Harman International Industries, Inc.	1,804	87,747
NVR, Inc. (I) (L)	144	104,812
Toll Brothers, Inc. (I)	2,494	53,022

		245,581
Internet & Catalog Retail - 1.07%
Expedia, Inc.	10,647	211,449
Netflix, Inc. (I)	2,309	477,201

		688,650
Media - 4.58%
Cablevision Systems Corp., Class A	12,896	475,218
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,381	20,356
CTC Media, Inc.	2,831	59,564
Lamar Advertising Company, Class A (I)	1,952	75,679
Liberty Global, Inc., Series A (I) (L)	6,100	256,810
Liberty Global, Inc., Series C (I)	5,635	224,780
Liberty Media Corp. - Capital, Series A (I)	3,740	271,374
Liberty Media Corp. - Starz, Series A (I)	2,538	178,168
Scripps Networks Interactive, Inc., Class A	4,725	245,417
Sirius XM Radio, Inc. (I)	200,178	362,322
The Interpublic Group of Companies, Inc.	25,164	332,165
Virgin Media, Inc. (L)	16,261	442,950

		2,944,803
Multiline Retail - 1.65%
Dollar Tree, Inc. (I)	6,549	329,546
Family Dollar Stores, Inc. (L)	6,440	322,515
Nordstrom, Inc.	8,995	407,114

		1,059,175
Specialty Retail - 4.82%
Abercrombie & Fitch Company, Class A	4,568	262,066
Advance Auto Parts, Inc.	4,347	272,470
American Eagle Outfitters, Inc.	4,743	72,805
CarMax, Inc. (I)	11,509	407,073
Dick’s Sporting Goods, Inc. (I)	4,714	175,078
Guess?, Inc.	3,144	142,392
O’Reilly Automotive, Inc. (I)	7,181	399,120

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
PetSmart, Inc.	6,052	$247,345
Ross Stores, Inc.	6,314	454,861
Tiffany & Company	6,575	404,691
Urban Outfitters, Inc. (I)	6,878	263,978

		3,101,879
Textiles, Apparel & Luxury Goods - 1.21%
Fossil, Inc. (I)	2,786	213,798
Phillips-Van Heusen Corp.	2,237	134,242
Polo Ralph Lauren Corp.	3,374	427,520

		775,560

		13,201,817
Consumer Staples - 3.03%
Beverages - 0.69%
Dr. Pepper Snapple Group, Inc.	6,097	219,858
Hansen Natural Corp. (I)	3,889	223,812

		443,670
Food & Staples Retailing - 0.69%
Whole Foods Market, Inc.	7,580	443,885
Food Products - 0.65%
Flowers Foods, Inc. (L)	4,200	111,720
Green Mountain Coffee Roasters, Inc. (I)	5,820	237,340
Hormel Foods Corp.	2,506	68,664

		417,724
Household Products - 0.36%
Energizer Holdings, Inc. (I)	3,460	231,232
Personal Products - 0.64%
Alberto-Culver Company	4,607	171,565
Herbalife, Ltd.	3,071	240,797

		412,362

		1,948,873
Energy - 14.56%
Energy Equipment & Services - 4.51%
Cameron International Corp. (I)	12,468	737,233
Core Laboratories NV	2,318	239,565
Dresser-Rand Group, Inc. (I)	4,143	204,167
FMC Technologies, Inc. (I)	6,183	581,511
Helmerich & Payne, Inc. (L)	5,491	356,860
McDermott International, Inc. (I)	11,952	274,298
Nabors Industries, Ltd. (I)	9,521	271,063
Oceaneering International, Inc. (I)	2,809	234,917

		2,899,614
Oil, Gas & Consumable Fuels - 10.05%
Alpha Natural Resources, Inc. (L)	6,237	338,170
Arch Coal, Inc.	8,331	279,338
Cabot Oil & Gas Corp.	5,303	242,135
Cobalt International Energy, Inc. (I)	4,584	71,785
Concho Resources, Inc. (I)	4,527	482,216
CONSOL Energy, Inc.	11,616	589,047
Continental Resources, Inc. (I)	1,778	123,624
Denbury Resources, Inc. (I)	6,790	164,522
El Paso Corp.	18,065	336,009
EQT Corp.	7,251	357,474
EXCO Resources, Inc.	9,379	191,988
Forest Oil Corp. (I)	3,631	128,864
Kinder Morgan Management LLC (I)	2,123	139,315
Massey Energy Company	5,029	318,487
Newfield Exploration Company (I)	3,466	252,290
Petrohawk Energy Corp. (I)	15,589	336,722
Pioneer Natural Resources Company	5,975	611,482

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	8,988	$355,475
Quicksilver Resources, Inc. (I)	6,049	93,699
Range Resources Corp.	8,204	445,477
Sunoco, Inc. (L)	6,156	257,690
Whiting Petroleum Corp. (I)	5,292	345,779

		6,461,588

		9,361,202
Financials - 7.22%
Capital Markets - 1.32%
Affiliated Managers Group, Inc. (I)	2,651	282,994
Eaton Vance Corp.	6,130	191,869
Greenhill & Company, Inc. (L)	1,300	93,379
Janus Capital Group, Inc. (L)	9,301	124,912
SEI Investments Company	6,800	156,468

		849,622
Commercial Banks - 0.74%
CIT Group, Inc. (I)	9,772	423,324
First Horizon National Corp.	4,586	52,739

		476,063
Consumer Finance - 0.95%
Discover Financial Services	28,029	609,631
Diversified Financial Services - 1.00%
CBOE Holdings, Inc.	600	17,754
IntercontinentalExchange, Inc. (I)	3,266	418,701
MSCI, Inc. (I)	5,855	207,853

		644,308
Insurance - 0.25%
Brown & Brown, Inc.	6,212	162,382
Real Estate Investment Trusts - 1.76%
Alexandria Real Estate Equities, Inc.	983	78,837
AvalonBay Communities, Inc. (L)	2,209	267,355
Digital Realty Trust, Inc. (L)	1,552	91,289
Duke Realty Corp.	4,569	64,286
Host Hotels & Resorts, Inc.	34,191	629,114

		1,130,881
Real Estate Management & Development - 1.12%
CB Richard Ellis Group, Inc., Class A (I)	14,927	373,772
Jones Lang LaSalle, Inc.	2,212	217,705
The St. Joe Company (I) (L)	4,756	127,366

		718,843
Thrifts & Mortgage Finance - 0.08%
TFS Financial Corp.	4,799	49,814

		4,641,544
Health Care - 14.71%
Biotechnology - 2.70%
Alexion Pharmaceuticals, Inc. (I)	4,638	446,547
Amylin Pharmaceuticals, Inc. (I)	7,400	113,220
Cephalon, Inc. (I)	1,951	109,861
Dendreon Corp. (I)	7,371	247,592
Human Genome Sciences, Inc. (I)	9,663	241,865
Myriad Genetics, Inc. (I)	4,850	89,822
Vertex Pharmaceuticals, Inc. (I) (L)	10,425	486,535

		1,735,442
Health Care Equipment & Supplies - 3.08%
CareFusion Corp. (I)	5,769	157,609
DENTSPLY International, Inc.	6,940	259,348
Edwards Lifesciences Corp. (I)	5,842	496,804
Gen-Probe, Inc. (I)	2,515	158,143

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. (I) (L)	2,994	$232,634
ResMed, Inc. (I) (L)	7,754	245,026
Varian Medical Systems, Inc. (I)	6,281	435,148

		1,984,712
Health Care Providers & Services - 2.49%
AmerisourceBergen Corp.	14,368	544,691
Community Health Systems, Inc. (I)	2,449	100,091
DaVita, Inc. (I)	5,295	420,264
Henry Schein, Inc. (I)	4,730	326,275
Lincare Holdings, Inc.	1,781	52,255
Patterson Companies, Inc.	4,825	161,059

		1,604,635
Health Care Technology - 0.57%
Cerner Corp. (I) (L)	3,638	365,437
Life Sciences Tools & Services - 3.23%
Bio-Rad Laboratories, Inc., Class A (I)	979	111,763
Covance, Inc. (I)	3,360	189,605
Illumina, Inc. (I)	6,426	445,964
Life Technologies Corp. (I)	9,499	506,962
Mettler-Toledo International, Inc. (I)	1,733	296,984
Techne Corp.	1,821	130,547
Waters Corp. (I)	4,738	393,491

		2,075,316
Pharmaceuticals - 2.64%
Endo Pharmaceuticals Holdings, Inc. (I)	2,074	73,668
Hospira, Inc. (I)	8,667	458,051
Mylan, Inc. (I)	15,952	364,822
Perrigo Company	4,260	325,592
Warner Chilcott PLC, Class A	3,828	90,647
Watson Pharmaceuticals, Inc. (I)	6,871	384,707

		1,697,487

		9,463,029
Industrials - 13.91%
Aerospace & Defense - 1.01%
Alliant Techsystems, Inc.	1,700	122,689
Spirit Aerosystems Holdings, Inc., Class A (I)	5,545	144,115
Textron, Inc. (L)	14,129	382,755

		649,559
Building Products - 0.12%
Owens Corning, Inc. (I)	2,097	74,926
Commercial Services & Supplies - 1.32%
Copart, Inc. (I)	3,116	130,903
Covanta Holding Corp.	6,840	115,733
Iron Mountain, Inc.	9,311	242,086
Stericycle, Inc. (I)	4,205	363,396

		852,118
Construction & Engineering - 1.52%
Foster Wheeler AG (I)	6,517	235,655
Jacobs Engineering Group, Inc. (I)	6,424	321,585
Quanta Services, Inc. (I)	10,825	246,918
The Shaw Group, Inc. (I)	4,382	174,053

		978,211
Electrical Equipment - 2.22%
AMETEK, Inc.	8,218	344,745
Rockwell Automation, Inc.	3,680	322,846
Roper Industries, Inc.	4,851	408,115
Sensata Technologies Holding NV (I)	4,449	147,262

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
The Babcock & Wilcox Company (I)	6,031	$203,667

		1,426,635
Machinery - 3.56%
AGCO Corp. (I)	4,827	264,423
Bucyrus International, Inc.	3,993	363,603
Donaldson Company, Inc.	3,766	212,026
Flowserve Corp.	2,903	362,788
Joy Global, Inc.	5,310	517,088
Navistar International Corp. (I)	3,343	207,199
Pall Corp.	3,005	163,352
SPX Corp.	1,305	104,087
Terex Corp. (I)	2,810	94,838

		2,289,404
Professional Services - 1.77%
Dun & Bradstreet Corp.	2,597	209,838
FTI Consulting, Inc. (I) (L)	2,358	77,790
IHS, Inc., Class A (I)	2,161	180,876
Manpower, Inc.	2,105	133,668
Nielsen Holdings NV (I)	4,500	119,655
Robert Half International, Inc.	7,175	228,883
Verisk Analytics, Inc., Class A (I)	5,867	189,797

		1,140,507
Road & Rail - 0.85%
Hertz Global Holdings, Inc. (I) (L)	4,116	62,604
J.B. Hunt Transport Services, Inc.	4,799	199,686
Kansas City Southern (I)	5,321	286,483

		548,773
Trading Companies & Distributors - 1.54%
Fastenal Company (L)	6,868	426,709
MSC Industrial Direct Company, Inc., Class A	2,315	146,285
WW Grainger, Inc.	3,119	415,482

		988,476

		8,948,609
Information Technology - 17.77%
Communications Equipment - 1.23%
Brocade Communications Systems, Inc. (I)	22,826	145,402
F5 Networks, Inc. (I) (L)	4,175	492,692
Motorola Mobility Holdings, Inc. (I)	5,000	151,000

		789,094
Computers & Peripherals - 1.21%
SanDisk Corp. (I)	11,994	594,902
Western Digital Corp. (I)	5,950	181,951

		776,853
Electronic Equipment, Instruments & Components - 1.89%
Amphenol Corp., Class A	9,006	517,665
Dolby Laboratories, Inc., Class A (I)	2,757	139,421
FLIR Systems, Inc. (L)	8,104	261,759
Trimble Navigation, Ltd. (I)	6,083	298,979

		1,217,824
Internet Software & Services - 1.35%
Akamai Technologies, Inc. (I)	9,323	349,892
Equinix, Inc. (I)	2,366	204,517
VeriSign, Inc.	8,938	315,422

		869,831
IT Services - 2.59%
Alliance Data Systems Corp. (I) (L)	2,731	215,039
Broadridge Financial Solutions, Inc.	6,576	150,722
DST Systems, Inc.	932	47,532

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Fiserv, Inc. (I)	7,772	$491,734
Genpact, Ltd. (I)	5,122	71,452
Global Payments, Inc.	4,100	196,759
Lender Processing Services, Inc.	2,415	82,279
Teradata Corp. (I)	8,581	410,343

		1,665,860
Semiconductors & Semiconductor Equipment - 4.87%
Advanced Micro Devices, Inc. (I)	10,413	95,904
Altera Corp.	15,841	663,104
Atmel Corp. (I)	23,748	348,621
Avago Technologies, Ltd.	8,039	273,246
Cree, Inc. (I) (L)	5,301	279,204
Lam Research Corp. (I)	2,177	119,517
Linear Technology Corp.	11,546	399,030
MEMC Electronic Materials, Inc. (I)	11,800	160,126
ON Semiconductor Corp. (I)	22,070	246,081
Skyworks Solutions, Inc. (I)	9,169	329,534
Xilinx, Inc. (L)	6,615	219,949

		3,134,316
Software - 4.63%
ANSYS, Inc. (I)	4,696	264,479
Autodesk, Inc. (I)	11,693	491,691
BMC Software, Inc. (I)	9,169	453,866
Electronic Arts, Inc. (I)	11,140	209,432
FactSet Research Systems, Inc.	2,284	239,546
McAfee, Inc. (I)	7,791	373,578
Nuance Communications, Inc. (I)	12,000	223,920
Red Hat, Inc. (I)	9,704	400,581
Rovi Corp. (I)	5,740	318,111

		2,975,204

		11,428,982
Materials - 5.30%
Chemicals - 3.19%
Celanese Corp., Series A	7,999	331,559
CF Industries Holdings, Inc.	3,688	521,041
FMC Corp.	1,264	97,884
Lubrizol Corp.	3,503	381,372
Nalco Holding Company	7,075	180,908
Sigma-Aldrich Corp. (L)	6,269	400,526
The Scotts Miracle-Gro Company, Class A	2,432	136,605

		2,049,895
Construction Materials - 0.11%
Martin Marietta Materials, Inc. (L)	812	72,154
Containers & Packaging - 1.00%
Ball Corp.	8,974	323,961
Crown Holdings, Inc. (I)	8,314	319,923

		643,884
Metals & Mining - 1.00%
Allegheny Technologies, Inc.	4,603	308,769
Titanium Metals Corp. (I)	3,038	57,692
United States Steel Corp. (L)	4,829	277,619

		644,080

		3,410,013
Telecommunication Services - 1.24%
Wireless Telecommunication Services - 1.24%
Clearwire Corp. (I) (L)	4,900	24,647
MetroPCS Communications, Inc. (I)	12,854	185,098
NII Holdings, Inc. (I)	8,639	353,853

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A (I)	5,551	$233,642

		797,240

		797,240
Utilities - 0.43%
Independent Power Producers & Energy Traders - 0.43%
Calpine Corp. (I)	18,255	276,191

TOTAL COMMON STOCKS (Cost $51,596,505)		$63,477,500

SECURITIES LENDING COLLATERAL - 8.70%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	558,742	5,591,557

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,591,455)		$5,591,557

SHORT-TERM INVESTMENTS - 1.44%
Short-Term Securities* - 1.44%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.130%	$843,281	$843,281
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.140%	70	70
U.S. Treasury Bills, 0.135%, 04/07/2011 (F)	85,000	84,988

		928,339

TOTAL SHORT-TERM INVESTMENTS (Cost $928,339)		$928,339

Total Investments (Mid Cap Growth Index Fund)
(Cost $58,116,299) - 108.84%		$69,997,396
Other assets and liabilities, net - (8.84%)		(5,682,639)

TOTAL NET ASSETS - 100.00%		$64,314,757

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.61%
Consumer Discretionary - 13.71%
Auto Components - 1.08%
BorgWarner, Inc. (I) (L)	32,243	$2,502,379
Gentex Corp.	39,782	1,204,599

		3,706,978
Automobiles - 0.12%
Thor Industries, Inc.	12,023	399,645
Distributors - 0.28%
LKQ Corp. (I)	40,934	972,592
Diversified Consumer Services - 1.12%
Career Education Corp. (I)	18,656	449,796
ITT Educational Services, Inc. (I) (L)	7,418	562,655
Matthews International Corp., Class A	8,314	308,865
Regis Corp. (L)	16,324	286,160
Service Corp. International (L)	68,912	751,141
Sotheby’s (L)	19,009	935,623
Strayer Education, Inc. (L)	3,841	527,907

		3,822,147
Hotels, Restaurants & Leisure - 2.11%
Bally Technologies, Inc. (I)	15,194	586,944
Bob Evans Farms, Inc.	8,613	269,931
Boyd Gaming Corp. (I) (L)	15,649	167,288

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	26,166	$618,564
Chipotle Mexican Grill, Inc. (I) (L)	8,771	2,148,895
International Speedway Corp., Class A	8,180	226,750
Life Time Fitness, Inc. (I) (L)	11,873	455,330
Panera Bread Company, Class A (I) (L)	8,601	1,004,167
Scientific Games Corp., Class A (I)	17,612	157,804
The Cheesecake Factory, Inc. (I) (L)	16,797	487,785
Wendy’s/Arby’s Group, Inc., Class A	91,227	434,241
WMS Industries, Inc. (I) (L)	16,375	651,561

		7,209,260
Household Durables - 1.44%
American Greetings Corp., Class A (L)	11,359	245,922
KB Home (L)	20,159	267,107
MDC Holdings, Inc. (L)	10,688	280,560
Mohawk Industries, Inc. (I)	15,944	926,506
NVR, Inc. (I) (L)	1,599	1,163,848
Ryland Group, Inc. (L)	12,315	213,788
Toll Brothers, Inc. (I) (L)	40,908	869,704
Tupperware Brands Corp.	17,899	960,281

		4,927,716
Leisure Equipment & Products - 0.29%
Eastman Kodak Company (I) (L)	76,212	259,121
Polaris Industries, Inc. (L)	9,606	724,773

		983,894
Media - 0.84%
DreamWorks Animation SKG, Inc. (I) (L)	20,299	560,658
Harte-Hanks, Inc.	10,836	137,509
John Wiley & Sons, Inc. (L)	13,152	628,797
Lamar Advertising Company, Class A (I) (L)	16,245	629,819
Meredith Corp. (L)	10,431	367,797
Scholastic Corp.	6,734	211,448
The New York Times
Company, Class A (I) (L)	33,499	348,390

		2,884,418
Multiline Retail - 0.75%
99 Cents Only Stores (I) (L)	13,046	217,085
Dollar Tree, Inc. (I)	35,448	1,783,743
Saks, Inc. (I) (L)	45,604	558,649

		2,559,477
Specialty Retail - 4.01%
Aaron’s, Inc.	20,676	486,713
Advance Auto Parts, Inc.	23,824	1,493,288
Aeropostale, Inc. (I) (L)	26,206	679,784
American Eagle Outfitters, Inc.	55,465	851,388
AnnTaylor Stores Corp. (I) (L)	16,484	382,594
Ascena Retail Group, Inc. (I)	19,642	613,616
Barnes & Noble, Inc. (L)	10,886	145,764
Chico’s FAS, Inc. (L)	50,026	687,357
Collective Brands, Inc. (I)	18,247	416,032
Dick’s Sporting Goods, Inc. (I)	25,122	933,031
Foot Locker, Inc.	44,124	876,744
Guess?, Inc. (L)	17,995	814,994
J. Crew Group, Inc. (I) (L)	18,122	781,421
Office Depot, Inc. (I)	78,533	417,010
PetSmart, Inc.	33,333	1,362,320
Rent-A-Center, Inc.	18,187	601,262
Tractor Supply Company	20,666	1,076,079
Williams-Sonoma, Inc. (L)	30,089	1,085,912

		13,705,309
Textiles, Apparel & Luxury Goods - 1.67%
Deckers Outdoor Corp. (I)	10,925	963,804

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Fossil, Inc. (I)	14,565	$1,117,718
Hanesbrands, Inc. (I)	27,147	703,379
Phillips-Van Heusen Corp. (L)	18,812	1,128,908
The Timberland Company, Class A (I)	10,940	404,124
The Warnaco Group, Inc. (I) (L)	12,614	740,568
Under Armour, Inc., Class A (I)	9,974	660,578

		5,719,079

		46,890,515
Consumer Staples - 3.49%
Beverages - 0.33%
Hansen Natural Corp. (I)	19,583	1,127,002
Food & Staples Retailing - 0.35%
BJ’s Wholesale Club, Inc. (I)	15,477	749,396
Ruddick Corp. (L)	12,118	444,731

		1,194,127
Food Products - 1.63%
Corn Products International, Inc.	21,433	1,046,359
Flowers Foods, Inc. (L)	21,473	571,182
Green Mountain Coffee Roasters, Inc. (I) (L)	32,856	1,339,868
Lancaster Colony Corp. (L)	5,410	312,265
Ralcorp Holdings, Inc. (I)	15,570	1,009,715
Smithfield Foods, Inc. (I)	47,055	1,089,323
Tootsie Roll Industries, Inc. (L)	6,836	195,510

		5,564,222
Household Products - 0.84%
Church & Dwight Company, Inc.	20,163	1,521,097
Energizer Holdings, Inc. (I)	20,007	1,337,068

		2,858,165
Personal Products - 0.26%
Alberto-Culver Company	24,329	906,012
Tobacco - 0.08%
Universal Corp. (L)	6,744	282,034

		11,931,562
Energy - 6.46%
Energy Equipment & Services - 2.72%
Atwood Oceanics, Inc. (I) (L)	15,898	723,677
Dril-Quip, Inc. (I)	9,715	745,141
Exterran Holdings, Inc. (I)	17,919	406,761
Helix Energy Solutions Group, Inc. (I) (L)	29,890	460,306
Oceaneering International, Inc. (I)	15,338	1,282,717
Patterson-UTI Energy, Inc.	43,685	1,194,348
Pride International, Inc. (I)	49,808	2,067,530
Superior Energy Services, Inc. (I)	22,339	855,807
Tidewater, Inc. (L)	14,569	906,337
Unit Corp. (I) (L)	11,267	670,387

		9,313,011
Oil, Gas & Consumable Fuels - 3.74%
Arch Coal, Inc. (L)	46,054	1,544,191
Bill Barrett Corp. (I) (L)	13,154	511,428
Cimarex Energy Company	24,008	2,788,049
Comstock Resources, Inc. (I) (L)	13,412	356,089
Forest Oil Corp. (I)	32,138	1,140,578
Frontier Oil Corp. (I)	29,965	836,024
Northern Oil and Gas, Inc. (I)	14,751	468,639
Overseas Shipholding Group, Inc. (L)	7,475	252,356
Patriot Coal Corp. (I) (L)	22,696	535,626
Plains Exploration &
Production Company (I) (L)	39,711	1,555,480
Quicksilver Resources, Inc. (I)	33,309	515,956

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Company	17,872	$1,295,184
Southern Union Company	35,287	1,006,385

		12,805,985

		22,118,996
Financials - 19.51%
Capital Markets - 2.24%
Affiliated Managers Group, Inc. (I)	14,618	1,560,472
Apollo Investment Corp.	55,281	683,826
Eaton Vance Corp.	33,537	1,049,708
Greenhill & Company, Inc.	7,150	513,585
Jefferies Group, Inc. (L)	35,067	843,712
Raymond James Financial, Inc.	28,329	1,085,567
SEI Investments Company	41,345	951,348
Waddell & Reed Financial, Inc., Class A	24,202	977,277

		7,665,495
Commercial Banks - 3.37%
Associated-Banc Corp. (L)	49,053	709,797
BancorpSouth, Inc. (L)	20,821	331,887
Bank of Hawaii Corp.	13,667	644,536
Cathay General Bancorp (L)	22,257	394,394
City National Corp.	13,148	774,549
Commerce Bancshares, Inc.	21,979	882,677
Cullen/Frost Bankers, Inc. (L)	17,273	1,011,507
East West Bancorp, Inc. (L)	41,951	974,102
FirstMerit Corp.	30,838	525,788
Fulton Financial Corp.	56,389	614,076
International Bancshares Corp.	14,782	282,188
PacWest Bancorp (L)	8,781	181,855
Prosperity Bancshares, Inc. (L)	13,226	539,885
SVB Financial Group (I) (L)	11,903	644,905
Synovus Financial Corp. (L)	222,540	567,477
TCF Financial Corp. (L)	35,985	584,037
Trustmark Corp. (L)	16,114	377,873
Valley National Bancorp (L)	45,711	623,041
Webster Financial Corp.	18,693	433,304
Westamerica Bancorp. (L)	8,251	425,587

		11,523,465
Diversified Financial Services - 0.35%
MSCI, Inc. (I) (L)	33,666	1,195,143
Insurance - 4.02%
American Financial Group, Inc.	22,296	772,110
Arthur J. Gallagher & Company	30,044	943,382
Aspen Insurance Holdings, Ltd.	21,207	626,667
Brown & Brown, Inc.	33,153	866,619
Everest Re Group, Ltd.	15,506	1,374,607
Fidelity National Financial, Inc., Class A	64,334	891,026
First American Financial Corp.	29,545	465,629
HCC Insurance Holdings, Inc.	32,681	1,017,686
Mercury General Corp.	10,095	415,308
Old Republic International Corp. (L)	72,259	903,238
Protective Life Corp. (L)	24,281	690,309
Reinsurance Group of America, Inc.	20,756	1,253,455
StanCorp Financial Group, Inc. (L)	13,047	600,162
The Hanover Insurance Group, Inc. (L)	12,786	594,165
Transatlantic Holdings, Inc.	17,926	912,971
Unitrin, Inc.	14,005	410,206
W.R. Berkley Corp. (L)	33,712	1,009,674

		13,747,214
Real Estate Investment Trusts - 7.86%
Alexandria Real Estate Equities, Inc. (L)	15,686	1,258,017
AMB Property Corp. (L)	47,728	1,736,345

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BRE Properties, Inc.	18,167	$863,114
Camden Property Trust	19,466	1,151,803
Corporate Office Properties Trust	18,961	680,131
Cousins Properties, Inc.	29,490	250,075
Duke Realty Corp.	71,461	1,005,456
Equity One, Inc. (L)	13,065	250,064
Essex Property Trust, Inc. (L)	8,881	1,099,290
Federal Realty Investment Trust	17,438	1,467,931
Highwoods Properties, Inc. (L)	20,310	689,118
Hospitality Properties Trust (L)	34,989	804,747
Liberty Property Trust (L)	32,370	1,093,135
Mack-Cali Realty Corp.	22,542	765,075
Nationwide Health Properties, Inc.	35,784	1,529,408
Omega Healthcare Investors, Inc. (L)	27,913	669,075
Potlatch Corp. (L)	11,338	435,379
Rayonier, Inc.	22,836	1,400,532
Realty Income Corp.	33,189	1,193,808
Regency Centers Corp. (L)	23,205	1,050,026
Senior Housing Properties Trust	39,674	973,600
SL Green Realty Corp.	22,183	1,679,919
Taubman Centers, Inc. (L)	15,402	854,503
The Macerich Company (L)	36,878	1,867,502
UDR, Inc. (L)	51,626	1,255,544
Weingarten Realty Investors (L)	34,130	882,943

		26,906,540
Real Estate Management & Development - 0.35%
Jones Lang LaSalle, Inc.	12,088	1,189,701
Thrifts & Mortgage Finance - 1.32%
Astoria Financial Corp. (L)	23,303	326,708
First Niagara Financial Group, Inc. (L)	59,266	858,172
New York Community Bancorp, Inc. (L)	123,469	2,303,932
NewAlliance Bancshares, Inc.	29,784	465,822
Washington Federal, Inc. (L)	31,893	566,739

		4,521,373

		66,748,931
Health Care - 11.13%
Biotechnology - 1.07%
United Therapeutics Corp. (I) (L)	14,197	957,304
Vertex Pharmaceuticals, Inc. (I) (L)	57,594	2,687,912

		3,645,216
Health Care Equipment & Supplies - 3.94%
Beckman Coulter, Inc.	19,628	1,631,676
Edwards Lifesciences Corp. (I)	32,363	2,752,150
Gen-Probe, Inc. (I) (L)	13,664	859,192
Hill-Rom Holdings, Inc.	17,873	680,425
Hologic, Inc. (I)	73,663	1,486,519
IDEXX Laboratories, Inc. (I) (L)	16,299	1,266,432
Immucor, Inc. (I) (L)	19,842	386,324
Kinetic Concepts, Inc. (I) (L)	17,745	868,973
Masimo Corp. (L)	16,697	503,248
ResMed, Inc. (I) (L)	42,855	1,354,218
STERIS Corp.	16,764	567,461
Teleflex, Inc. (L)	11,333	661,734
Thoratec Corp. (I) (L)	16,573	462,055

		13,480,407
Health Care Providers & Services - 3.14%
Community Health Systems, Inc. (I)	26,231	1,072,061
Health Management
Associates, Inc., Class A (I)	71,035	710,350
Health Net, Inc. (I) (L)	27,084	796,811
Henry Schein, Inc. (I) (L)	26,154	1,804,103

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc. (I) (L)	11,023	$274,693
LifePoint Hospitals, Inc. (I) (L)	14,937	582,244
Lincare Holdings, Inc. (L)	27,668	811,779
MEDNAX, Inc. (I)	13,517	877,659
Omnicare, Inc. (L)	32,862	940,839
Owens & Minor, Inc.	17,952	560,102
Universal Health Services, Inc., Class B	27,569	1,260,179
VCA Antech, Inc. (I) (L)	24,425	611,602
WellCare Health Plans, Inc. (I)	12,057	452,740

		10,755,162
Health Care Technology - 0.33%
Allscripts-Misys Healthcare Solutions, Inc. (I)	53,033	1,132,255
Life Sciences Tools & Services - 1.62%
Bio-Rad Laboratories, Inc., Class A (I)	5,516	629,707
Charles River
Laboratories International, Inc. (I)	16,362	596,231
Covance, Inc. (I) (L)	18,382	1,037,296
Mettler-Toledo International, Inc. (I) (L)	9,304	1,594,426
Pharmaceutical Product Development, Inc.	33,687	925,382
Techne Corp. (L)	10,511	753,534

		5,536,576
Pharmaceuticals - 1.03%
Endo Pharmaceuticals Holdings, Inc. (I) (L)	32,763	1,163,742
Medicis Pharmaceutical Corp., Class A	17,185	551,467
Perrigo Company (L)	23,528	1,798,245

		3,513,454

		38,063,070
Industrials - 14.70%
Aerospace & Defense - 0.48%
Alliant Techsystems, Inc. (I) (L)	9,439	681,213
BE Aerospace, Inc. (I)	28,984	977,340

		1,658,553
Airlines - 0.36%
AirTran Holdings, Inc. (I)	38,403	280,342
Alaska Air Group, Inc. (I)	10,437	620,480
JetBlue Airways Corp. (I) (L)	57,157	325,795

		1,226,617
Building Products - 0.18%
Lennox International, Inc. (L)	12,768	619,248
Commercial Services & Supplies - 1.59%
Clean Harbors, Inc. (I)	6,499	597,128
Copart, Inc. (I)	19,803	831,924
Corrections Corp. of America (I)	31,250	776,250
Deluxe Corp. (L)	14,540	371,497
Herman Miller, Inc.	16,180	435,889
HNI Corp.	12,575	399,005
Mine Safety Appliances Company	8,751	316,174
Rollins, Inc.	17,749	348,235
The Brinks Company	13,100	404,397
Waste Connections, Inc.	32,635	946,089

		5,426,588
Construction & Engineering - 1.37%
Aecom Technology Corp. (I)	33,598	962,247
Granite Construction, Inc. (L)	9,671	275,624
KBR, Inc.	42,789	1,403,479
The Shaw Group, Inc. (I)	24,082	956,537
URS Corp. (I)	23,393	1,088,476

		4,686,363

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.72%
Acuity Brands, Inc. (L)	12,158	$687,170
AMETEK, Inc.	45,364	1,903,020
Hubbell, Inc., Class B	17,012	1,148,480
Regal-Beloit Corp. (L)	10,941	798,146
Thomas & Betts Corp. (I)	14,688	813,568
Woodward, Inc.	16,799	552,519

		5,902,903
Industrial Conglomerates - 0.22%
Carlisle Companies, Inc.	17,286	743,471
Machinery - 5.56%
AGCO Corp. (I) (L)	26,373	1,444,713
Bucyrus International, Inc.	22,962	2,090,920
Crane Company	13,087	618,230
Donaldson Company, Inc.	21,683	1,220,753
Gardner Denver, Inc.	14,875	1,087,958
Graco, Inc. (L)	16,971	690,889
Harsco Corp.	22,818	779,691
IDEX Corp.	23,209	957,139
Kennametal, Inc.	23,269	894,926
Lincoln Electric Holdings, Inc.	11,977	854,918
Nordson Corp.	9,624	1,048,150
Oshkosh Corp. (I)	25,713	917,183
Pentair, Inc. (L)	27,973	1,037,239
SPX Corp.	14,229	1,134,905
Terex Corp. (I)	30,867	1,041,761
Timken Company	22,842	1,112,862
Trinity Industries, Inc. (L)	22,604	704,115
Valmont Industries, Inc.	6,049	617,482
Wabtec Corp.	13,589	771,312

		19,025,146
Marine - 0.39%
Alexander & Baldwin, Inc. (L)	11,696	490,530
Kirby Corp. (I)	15,171	839,563

		1,330,093
Professional Services - 0.98%
FTI Consulting, Inc. (I) (L)	13,071	431,212
Korn/Ferry International (I)	13,120	299,923
Manpower, Inc.	23,119	1,468,057
The Corporate Executive Board Company (L)	9,722	389,561
Towers Watson & Company, Class A	12,839	754,933

		3,343,686
Road & Rail - 1.18%
Con-way, Inc. (L)	15,523	505,429
J.B. Hunt Transport Services, Inc.	25,157	1,046,783
Kansas City Southern (I)	29,084	1,565,883
Landstar System, Inc.	13,914	618,756
Werner Enterprises, Inc. (L)	12,557	295,717

		4,032,568
Trading Companies & Distributors - 0.67%
GATX Corp.	13,122	455,202
MSC Industrial Direct
Company, Inc., Class A (L)	12,631	798,153
United Rentals, Inc. (I) (L)	17,158	531,555
Watsco, Inc. (L)	7,897	509,988

		2,294,898

		50,290,134
Information Technology - 15.82%
Communications Equipment - 1.43%
ADTRAN, Inc. (L)	17,882	813,273
Ciena Corp. (I) (L)	26,522	731,212

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Plantronics, Inc.	13,501	$471,050
Polycom, Inc. (I)	24,205	1,156,999
Riverbed Technology, Inc. (I)	41,666	1,720,389

		4,892,923
Computers & Peripherals - 0.60%
Diebold, Inc.	18,615	654,503
NCR Corp. (I)	45,154	862,441
QLogic Corp. (I)	29,290	528,977

		2,045,921
Electronic Equipment, Instruments & Components - 2.40%
Arrow Electronics, Inc. (I)	32,895	1,289,484
Avnet, Inc. (I)	43,073	1,473,527
Ingram Micro, Inc., Class A (I)	44,446	885,809
Itron, Inc. (I) (L)	11,453	649,500
National Instruments Corp.	24,936	776,258
Tech Data Corp. (I)	13,215	655,200
Trimble Navigation, Ltd. (I) (L)	34,036	1,672,869
Vishay Intertechnology, Inc. (I) (L)	46,747	815,735

		8,218,382
Internet Software & Services - 1.02%
AOL, Inc. (I)	30,255	631,422
Digital River, Inc. (I) (L)	11,251	377,809
Equinix, Inc. (I) (L)	13,037	1,126,918
Rackspace Hosting, Inc. (I) (L)	27,524	1,015,911
ValueClick, Inc. (I) (L)	22,841	341,016

		3,493,076
IT Services - 2.54%
Acxiom Corp. (I)	22,734	389,661
Alliance Data Systems Corp. (I) (L)	14,696	1,157,163
Broadridge Financial Solutions, Inc.	35,385	811,024
Convergys Corp. (I)	34,643	487,427
CoreLogic, Inc.	29,518	550,511
DST Systems, Inc.	10,049	512,499
Gartner, Inc. (I)	24,235	914,144
Global Payments, Inc.	22,583	1,083,758
Jack Henry & Associates, Inc.	24,267	774,360
Lender Processing Services, Inc.	25,884	881,868
ManTech International Corp., Class A (I) (L)	6,392	276,134
NeuStar, Inc., Class A (I)	20,949	528,962
SRA International, Inc., Class A (I) (L)	12,139	330,545

		8,698,056
Office Electronics - 0.17%
Zebra Technologies Corp., Class A (I)	16,022	597,941
Semiconductors & Semiconductor Equipment - 3.48%
Atmel Corp. (I)	129,897	1,906,888
Cree, Inc. (I) (L)	30,742	1,619,181
Cypress Semiconductor Corp. (I)	46,917	983,380
Fairchild Semiconductor International, Inc. (I)	35,103	618,164
Integrated Device Technology, Inc. (I)	43,513	337,226
International Rectifier Corp. (I)	19,635	631,069
Intersil Corp., Class A	35,244	450,771
Lam Research Corp. (I)	34,857	1,913,649
RF Micro Devices, Inc. (I) (L)	77,900	584,250
Semtech Corp. (I) (L)	17,675	418,544
Silicon Laboratories, Inc. (I)	12,395	562,733
Skyworks Solutions, Inc. (I)	51,951	1,867,119

		11,892,974
Software - 4.18%
ACI Worldwide, Inc. (I)	9,314	291,621
Advent Software, Inc. (I) (L)	9,056	262,624

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (I) (L)	25,792	$1,452,605
Cadence Design Systems, Inc. (I)	75,738	753,593
Concur Technologies, Inc. (I) (L)	12,923	672,384
FactSet Research Systems, Inc. (L)	13,141	1,378,228
Fair Isaac Corp.	11,305	315,975
Informatica Corp. (I) (L)	26,599	1,250,419
Mentor Graphics Corp. (I)	31,084	494,236
MICROS Systems, Inc. (I)	22,839	1,088,050
Parametric Technology Corp. (I)	33,405	791,699
Quest Software, Inc. (I)	17,144	459,288
Rovi Corp. (I)	31,348	1,737,306
Solera Holdings, Inc.	19,911	1,017,054
Synopsys, Inc. (I)	42,109	1,167,261
TIBCO Software, Inc. (I)	47,327	1,165,191

		14,297,534

		54,136,807
Materials - 6.58%
Chemicals - 3.24%
Albemarle Corp.	25,955	1,493,970
Ashland, Inc.	22,350	1,258,305
Cabot Corp.	18,533	801,738
Cytec Industries, Inc.	13,998	795,506
Intrepid Potash, Inc. (I)	12,560	484,816
Lubrizol Corp.	18,602	2,025,200
Minerals Technologies, Inc.	5,247	340,425
NewMarket Corp. (L)	2,772	355,121
Olin Corp.	22,548	419,618
RPM International, Inc. (L)	36,533	839,163
Sensient Technologies Corp. (L)	14,085	470,157
The Scotts Miracle-Gro Company, Class A	13,025	731,614
Valspar Corp.	27,910	1,061,138

		11,076,771
Construction Materials - 0.33%
Martin Marietta Materials, Inc. (L)	12,905	1,146,738
Containers & Packaging - 1.57%
AptarGroup, Inc.	19,010	915,712
Greif, Inc., Class A	8,820	570,301
Packaging Corp. of America	28,933	832,981
Rock-Tenn Company, Class A (L)	11,032	757,347
Silgan Holdings, Inc.	14,235	519,293
Sonoco Products Company	29,165	1,052,273
Temple-Inland, Inc.	30,559	714,775

		5,362,682
Metals & Mining - 1.33%
Carpenter Technology Corp.	12,463	518,212
Commercial Metals Company	32,413	540,325
Compass Minerals International, Inc.	9,275	866,934
Reliance Steel & Aluminum Company	21,146	1,170,008
Steel Dynamics, Inc.	61,520	1,135,659
Worthington Industries, Inc. (L)	15,740	304,726

		4,535,864
Paper & Forest Products - 0.11%
Louisiana-Pacific Corp. (I) (L)	37,404	386,009

		22,508,064
Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.23%
TW Telecom, Inc. (I) (L)	42,885	797,661

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.26%
Telephone & Data Systems, Inc.	26,042	$876,313

		1,673,974
Utilities - 5.72%
Electric Utilities - 1.60%
Cleco Corp. (L)	17,221	557,099
DPL, Inc. (L)	33,714	877,238
Great Plains Energy, Inc. (L)	38,449	738,221
Hawaiian Electric Industries, Inc. (L)	26,685	644,443
IDACORP, Inc. (L)	13,922	525,416
NV Energy, Inc.	66,658	979,206
PNM Resources, Inc. (L)	24,567	326,987
Westar Energy, Inc. (L)	31,573	820,898

		5,469,508
Gas Utilities - 2.07%
AGL Resources, Inc. (L)	22,119	840,743
Atmos Energy Corp.	25,628	866,739
Energen Corp.	20,375	1,244,913
National Fuel Gas Company	23,296	1,698,269
Questar Corp.	49,498	884,529
UGI Corp.	31,311	998,508
WGL Holdings, Inc. (L)	14,477	550,126

		7,083,827
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	28,635	165,797
Multi-Utilities - 1.75%
Alliant Energy Corp.	31,421	1,237,359
Black Hills Corp. (L)	11,124	342,842
MDU Resources Group, Inc.	53,356	1,145,553
NSTAR	29,361	1,325,649
OGE Energy Corp.	27,628	1,328,907
Vectren Corp. (L)	23,141	609,071

		5,989,381
Water Utilities - 0.25%
Aqua America, Inc. (L)	38,985	877,942

		19,586,455

TOTAL COMMON STOCKS (Cost $205,761,304)		333,948,508

SECURITIES LENDING COLLATERAL - 26.94%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	9,210,593	92,174,090

TOTAL SECURITIES LENDING
COLLATERAL (Cost $92,171,956)		$92,174,090

SHORT-TERM INVESTMENTS - 1.57%
Short-Term Securities* - 1.57%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	$5,350,000	$5,350,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,350,000)		$5,350,000

Total Investments (Mid Cap Index Fund)
(Cost $303,283,260) - 126.12%		$431,472,598
Other assets and liabilities, net - (26.12%)		(89,348,723)

TOTAL NET ASSETS - 100.00%		$342,123,875

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.59%
Consumer Discretionary - 27.45%
Auto Components - 0.99%
Gentex Corp. (L)	349,500	$10,582,860
Automobiles - 0.58%
Thor Industries, Inc.	187,077	6,218,439
Distributors - 1.13%
LKQ Corp. (I)(L)	507,500	12,058,200
Diversified Consumer Services - 2.36%
Anhanguera Educacional Participacoes SA	448,700	10,032,239
Estacio Participacoes SA	665,600	9,721,168
Xueda Education Group (I)	580,122	5,453,147

		25,206,554
Hotels, Restaurants & Leisure - 2.64%
Accor SA (I)	201,350	9,481,405
Domino’s Pizza UK & IRL PLC	1,245,845	9,405,203
The Cheesecake Factory, Inc. (I)(L)	319,990	9,292,510

		28,179,118
Household Durables - 2.79%
Jarden Corp.	307,768	10,116,334
Tempur-Pedic International, Inc. (I)(L)	419,641	19,697,949

		29,814,283
Internet & Catalog Retail - 2.29%
Netflix, Inc. (I)(L)	49,000	10,126,830
priceline.com, Inc. (I)	31,630	14,356,224

		24,483,054
Leisure Equipment & Products - 1.28%
Brunswick Corp. (L)	590,310	13,594,839
Media - 0.34%
DreamWorks Animation SKG, Inc. (I)(L)	130,039	3,591,677
Multiline Retail - 1.02%
Big Lots, Inc. (I)	264,700	10,860,641
Specialty Retail - 5.81%
Advance Auto Parts, Inc. (L)	199,210	12,486,483
Dick’s Sporting Goods, Inc. (I)(L)	349,700	12,987,858
Ross Stores, Inc. (L)	198,500	14,299,940
Ulta Salon, Cosmetics & Fragrance, Inc. (I)(L)	270,910	11,305,074
Williams-Sonoma, Inc. (L)	303,700	10,960,533

		62,039,888
Textiles, Apparel & Luxury Goods - 6.22%
Coach, Inc. (L)	195,100	10,714,892
Columbia Sportswear Company (L)	166,900	10,479,651
CROCS, Inc. (I)(L)	517,400	9,132,110
Hanesbrands, Inc. (I)(L)	559,900	14,507,009
Pandora A/S (I)	162,764	9,470,667
Under Armour, Inc., Class A (I)(L)	183,200	12,133,336

		66,437,665

		293,067,218
Consumer Staples - 3.68%
Food & Staples Retailing - 1.56%
Fresh Market, Inc. (I)	160,600	6,552,480
Whole Foods Market, Inc. (L)	172,359	10,093,343

		16,645,823
Food Products - 2.12%
Green Mountain Coffee Roasters, Inc. (I)(L)	556,852	22,708,425

		39,354,248

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.61%
Energy Equipment & Services - 0.96%
Ensco International PLC, ADR (L)	182,100	$10,215,810
Oil, Gas & Consumable Fuels - 1.65%
Cobalt International Energy, Inc. (I)(L)	189,600	2,969,136
CONSOL Energy, Inc.	246,000	12,474,660
Karoon Gas Australia, Ltd. (I)	308,387	2,211,847

		17,655,643

		27,871,453
Financials - 2.56%
Capital Markets - 1.81%
Invesco, Ltd.	374,300	10,046,212
SEI Investments Company	404,500	9,307,545

		19,353,757
Diversified Financial Services - 0.75%
Great American Group, Inc. (I)	984,000	334,560
Justice Holdings, Ltd. (I)	477,600	7,647,637

		7,982,197

		27,335,954
Health Care - 13.72%
Biotechnology - 0.54%
Amylin Pharmaceuticals, Inc. (I)(L)	162,467	2,485,745
Regeneron Pharmaceuticals, Inc. (I)(L)	90,900	3,296,943

		5,782,688
Health Care Equipment & Supplies - 5.51%
Edwards Lifesciences Corp. (I)(L)	222,300	18,904,392
Gen-Probe, Inc. (I)(L)	224,700	14,129,136
HeartWare International, Inc. (I)(L)	101,500	8,534,120
Hologic, Inc. (I)(L)	580,400	11,712,472
Zoll Medical Corp. (I)(L)	119,100	5,511,948

		58,792,068
Health Care Providers & Services - 1.00%
Cardinal Health, Inc.	257,200	10,709,808
Health Care Technology - 2.47%
Allscripts-Misys Healthcare Solutions, Inc. (I)	634,500	13,546,575
SXC Health Solutions Corp. (I)	259,086	12,785,894

		26,332,469
Life Sciences Tools & Services - 2.38%
Pharmaceutical Product Development, Inc.	524,800	14,416,256
Waters Corp. (I)(L)	131,900	10,954,295

		25,370,551
Pharmaceuticals - 1.82%
Auxilium Pharmaceuticals, Inc. (I)(L)	271,200	6,093,864
Salix Pharmaceuticals, Ltd. (I)	170,200	5,674,468
Watson Pharmaceuticals, Inc. (I)	137,980	7,725,500

		19,493,832

		146,481,416
Industrials - 13.91%
Aerospace & Defense - 0.47%
DigitalGlobe, Inc. (I)	155,800	5,029,224
Air Freight & Logistics - 0.70%
Expeditors International of Washington, Inc.	157,300	7,518,940
Commercial Services & Supplies - 2.40%
Corrections Corp. of America (I)(L)	400,650	9,952,146
Higher One Holdings, Inc. (I)(L)	345,039	6,483,283

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
The Geo Group, Inc. (I)(L)	360,700	$9,172,601

		25,608,030
Construction & Engineering - 4.32%
Aecom Technology Corp. (I)	561,500	16,081,360
FLS Industries A/S (I)	139,319	12,242,878
Fluor Corp.	114,800	8,123,248
Foster Wheeler AG (I)	266,600	9,640,256

		46,087,742
Machinery - 2.25%
ArvinMeritor, Inc. (I)	52,800	946,176
Ingersoll-Rand PLC (L)	223,800	10,138,140
Navistar International Corp. (I)	209,700	12,997,206

		24,081,522
Professional Services - 0.91%
Manpower, Inc.	153,600	9,753,600
Road & Rail - 2.11%
Con-way, Inc.	69,660	2,268,130
J.B. Hunt Transport Services, Inc. (L)	236,500	9,840,765
Localiza Rent A Car SA (I)	734,300	10,371,469

		22,480,364
Trading Companies & Distributors - 0.75%
United Rentals, Inc. (I)(L)	257,500	7,977,350

		148,536,772
Information Technology - 29.92%
Communications Equipment - 8.40%
AAC Acoustic Technologies Holdings, Inc.	2,124,000	5,352,992
Acme Packet, Inc. (I)(L)	232,300	17,478,252
ADTRAN, Inc. (L)	356,300	16,204,524
Aruba Networks, Inc. (I)(L)	514,900	15,678,705
Finisar Corp. (I)	306,300	12,564,426
Polycom, Inc. (I)	469,100	22,422,980

		89,701,879
Electronic Equipment, Instruments & Components - 1.39%
Jabil Circuit, Inc.	692,220	14,834,275
Internet Software & Services - 2.20%
Akamai Technologies, Inc. (I)	291,100	10,924,983
Demand Media, Inc. (I)(L)	319,400	7,186,500
GSI Commerce, Inc. (I)(L)	259,400	5,392,926

		23,504,409
IT Services - 4.04%
Cognizant Technology
Solutions Corp., Class A (I)	138,370	10,636,502
Genpact, Ltd. (I)(L)	527,700	7,361,415
Teradata Corp. (I)	217,800	10,415,196
The Western Union Company	669,700	14,726,703

		43,139,816
Semiconductors & Semiconductor Equipment - 7.83%
Broadcom Corp., Class A	296,500	12,221,730
Cavium Networks, Inc. (I)(L)	283,600	12,245,848
Cypress Semiconductor Corp. (I)	522,400	10,949,504
Marvell Technology Group, Ltd. (I)	548,100	10,019,268
NVIDIA Corp. (I)	428,400	9,707,544
OmniVision Technologies, Inc. (I)	162,600	4,978,812
Skyworks Solutions, Inc. (I)(L)	653,500	23,486,791

		83,609,497
Software - 6.06%
Cadence Design Systems, Inc. (I)(L)	1,306,900	13,003,655
Citrix Systems, Inc. (I)	68,400	4,798,944

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Concur Technologies, Inc. (I)(L)	163,900	$8,527,717
Fortinet, Inc. (I)(L)	144,400	5,897,296
RealD, Inc. (I)(L)	400,500	8,991,224
SuccessFactors, Inc. (I)(L)	316,700	11,372,697
TIBCO Software, Inc. (I)(L)	490,100	12,066,262

		64,657,795

		319,447,671
Materials - 3.74%
Chemicals - 2.02%
CF Industries Holdings, Inc.	78,100	11,033,968
Methanex Corp.	362,200	10,540,020

		21,573,988
Metals & Mining - 1.72%
Vallar PLC (I)	278,425	5,902,130
Vedanta Resources PLC	318,356	12,462,595

		18,364,725

		39,938,713

TOTAL COMMON STOCKS (Cost $806,614,397)		$1,042,033,445

SECURITIES LENDING COLLATERAL - 27.31%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	29,142,715	291,642,810

TOTAL SECURITIES LENDING
COLLATERAL (Cost $291,610,123)		$291,642,810

SHORT-TERM INVESTMENTS - 2.58%
Repurchase Agreement - 2.58%
Bank of New York Tri-Party Repurchase
Agreement dated 02/28/2011 at 0.200% to
be repurchased at $27,600,153 on
03/01/2011, collateralized by $28,110,583
U.S. Treasury Notes, 1.250% due
07/15/2020 (valued at $28,152,039,
including interest)	$27,600,000	$27,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,600,000)		$27,600,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,125,824,520) - 127.48%		$1,361,276,255
Other assets and liabilities, net - (27.48%)		(293,478,543)

TOTAL NET ASSETS - 100.00%		$1,067,797,712

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.07%
Consumer Discretionary - 12.55%
Auto Components - 0.76%
TRW Automotive Holdings Corp. (I)	12,408	$704,774
Visteon Corp. (I)	10,481	775,070

		1,479,844
Automobiles - 0.65%
Ford Motor Company (I)	84,527	1,272,131
Diversified Consumer Services - 1.37%
Apollo Group, Inc., Class A (I)	10,787	488,220
Capella Education Company (I) (L)	8,363	482,294

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Career Education Corp. (I)	22,754	$548,599
Corinthian Colleges, Inc. (I) (L)	47,244	247,559
DeVry, Inc.	8,990	487,708
ITT Educational Services, Inc. (I) (L)	5,295	401,626

		2,656,006
Hotels, Restaurants & Leisure - 1.73%
Penn National Gaming, Inc. (I) (L)	61,287	2,192,236
Royal Caribbean Cruises, Ltd. (I) (L)	26,713	1,169,762

		3,361,998
Household Durables - 0.88%
D.R. Horton, Inc. (L)	27,023	319,952
KB Home (L)	12,458	165,069
Lennar Corp., Class A (L)	19,594	395,015
Mohawk Industries, Inc. (I)	14,374	835,273

		1,715,309
Leisure Equipment & Products - 1.53%
Hasbro, Inc. (L)	66,328	2,978,127
Media - 2.81%
DISH Network Corp. (I)	43,093	1,001,912
Liberty Media Corp. - Starz, Series A (I)	13,504	947,981
National CineMedia, Inc.	95,300	1,800,217
Regal Entertainment Group (L)	115,203	1,721,133

		5,471,243
Multiline Retail - 2.07%
Macy’s, Inc.	82,991	1,983,485
Nordstrom, Inc.	45,077	2,040,185

		4,023,670
Specialty Retail - 0.75%
Abercrombie & Fitch Company, Class A	25,563	1,466,549

		24,424,877
Consumer Staples - 3.17%
Tobacco - 3.17%
Lorillard, Inc.	80,378	6,170,619
Energy - 10.68%
Energy Equipment & Services - 3.80%
Cameron International Corp. (I)	24,488	1,447,975
McDermott International, Inc. (I)	127,175	2,918,666
Nabors Industries, Ltd. (I)	74,464	2,119,990
Noble Corp.	20,202	903,231

		7,389,862
Oil, Gas & Consumable Fuels - 6.88%
Alpha Natural Resources, Inc. (I) (L)	21,136	1,145,994
El Paso Corp.	107,022	1,990,609
Enbridge, Inc.	51,659	3,094,374
EQT Corp.	14,575	718,547
Newfield Exploration Company (I)	44,411	3,232,677
QEP Resources, Inc.	11,631	460,006
Ultra Petroleum Corp. (I)	8,518	386,291
Whiting Petroleum Corp. (I)	36,297	2,371,646

		13,400,144

		20,790,006
Financials - 18.24%
Capital Markets - 1.39%
Artio Global Investors, Inc. (L)	22,777	361,015
Invesco, Ltd.	87,650	2,352,526

		2,713,541

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 6.88%
CIT Group, Inc. (I)	97,136	$4,207,932
Comerica, Inc. (L)	44,767	1,741,436
Cullen/Frost Bankers, Inc. (L)	13,055	764,501
Fifth Third Bancorp	138,632	2,024,027
Huntington Bancshares, Inc.	150,570	1,029,899
KeyCorp	143,087	1,307,815
SunTrust Banks, Inc.	48,938	1,476,459
TCF Financial Corp.	51,911	842,516

		13,394,585
Diversified Financial Services - 0.32%
PICO Holdings, Inc. (I)	20,894	620,761
Insurance - 6.83%
Assurant, Inc.	32,102	1,304,304
Axis Capital Holdings, Ltd.	34,603	1,256,781
Everest Re Group, Ltd.	14,859	1,317,250
Lincoln National Corp. (L)	84,631	2,684,495
PartnerRe, Ltd.	17,496	1,387,433
Transatlantic Holdings, Inc.	14,284	727,484
XL Group PLC	198,070	4,624,935

		13,302,682
Real Estate Investment Trusts - 2.82%
AvalonBay Communities, Inc. (L)	4,122	498,886
Boston Properties, Inc. (L)	5,451	522,860
Equity Residential (L)	13,939	768,178
Pebblebrook Hotel Trust	17,649	387,219
ProLogis	95,153	1,547,188
Rayonier, Inc.	15,633	958,772
Ventas, Inc. (L)	14,377	796,773

		5,479,876

		35,511,445
Health Care - 10.64%
Health Care Providers & Services - 2.39%
CIGNA Corp.	80,365	3,380,956
Universal Health Services, Inc., Class B	27,794	1,270,464

		4,651,420
Life Sciences Tools & Services - 4.39%
Agilent Technologies, Inc. (I)	109,671	4,614,956
Life Technologies Corp. (I)	73,521	3,923,816

		8,538,772
Pharmaceuticals - 3.86%
Forest Laboratories, Inc. (I)	27,747	899,003
Hospira, Inc. (I)	11,742	620,565
Mylan, Inc. (I)	163,181	3,731,949
Watson Pharmaceuticals, Inc. (I)	40,378	2,260,764

		7,512,281

		20,702,473
Industrials - 16.69%
Aerospace & Defense - 0.92%
Goodrich Corp.	20,873	1,799,879
Airlines - 0.78%
Delta Air Lines, Inc. (I)	49,922	561,123
United Continental Holdings, Inc. (I)	28,771	691,655
US Airways Group, Inc. (I) (L)	30,677	264,129

		1,516,907
Building Products - 0.74%
A.O. Smith Corp. (L)	35,472	1,433,069
Commercial Services & Supplies - 0.46%
Ritchie Brothers Auctioneers, Inc. (L)	35,259	899,105

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 2.94%
Chicago Bridge & Iron Company NV	42,600	$1,513,152
Fluor Corp.	14,162	1,002,103
Foster Wheeler AG (I)	30,400	1,099,264
Jacobs Engineering Group, Inc. (I)	23,001	1,151,430
KBR, Inc.	29,336	962,221

		5,728,170
Electrical Equipment - 3.81%
Cooper Industries PLC (L)	71,374	4,592,917
Rockwell Automation, Inc.	17,203	1,509,219
The Babcock & Wilcox Company (I)	39,026	1,317,908

		7,420,044
Machinery - 5.10%
AGCO Corp. (I) (L)	26,224	1,436,551
Eaton Corp.	24,891	2,757,425
Navistar International Corp. (I)	28,319	1,755,212
Oshkosh Corp. (I)	14,549	518,963
Parker Hannifin Corp.	14,093	1,256,814
Terex Corp. (I)	35,387	1,194,311
The Manitowoc Company, Inc. (L)	50,436	999,137

		9,918,413
Road & Rail - 1.94%
Con-way, Inc.	11,294	367,733
J.B. Hunt Transport Services, Inc. (L)	14,759	614,122
Kansas City Southern (I) (L)	37,322	2,009,416
Landstar System, Inc. (L)	5,310	236,136
Old Dominion Freight Line, Inc. (I)	6,552	201,671
Werner Enterprises, Inc. (L)	14,402	339,167

		3,768,245

		32,483,832
Information Technology - 7.45%
Computers & Peripherals - 0.53%
Western Digital Corp. (I)	33,444	1,022,718
Electronic Equipment, Instruments & Components - 1.16%
Avnet, Inc. (I)	65,774	2,250,129
IT Services - 0.69%
Computer Sciences Corp. (L)	27,702	1,333,297
Semiconductors & Semiconductor Equipment - 2.61%
LSI Corp. (I)	596,107	3,749,513
Microchip Technology, Inc. (L)	28,169	1,039,718
NXP Semiconductor NV (I)	9,357	298,956

		5,088,187
Software - 2.46%
BMC Software, Inc. (I)	38,947	1,927,876
Check Point
Software Technologies, Ltd. (I) (L)	57,578	2,869,688

		4,797,564

		14,491,895
Materials - 8.86%
Chemicals - 5.13%
Agrium, Inc.	12,333	1,172,622
Eastman Chemical Company	36,998	3,455,983
Huntsman Corp.	95,577	1,686,934
Lubrizol Corp.	14,481	1,576,546
PPG Industries, Inc.	23,682	2,093,015

		9,985,100
Construction Materials - 0.39%
Cemex SAB de CV, SADR (I) (L)	84,372	758,504

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.38%
Smurfit-Stone Container Corp. (I)	19,419	$746,466
Metals & Mining - 1.83%
Cliffs Natural Resources, Inc.	8,490	824,124
Freeport-McMoRan Copper & Gold, Inc.	31,496	1,667,713
Steel Dynamics, Inc.	38,904	718,168
United States Steel Corp. (L)	6,065	348,677

		3,558,682
Paper & Forest Products - 1.13%
Domtar Corp.	13,725	1,199,565
Louisiana-Pacific Corp. (I) (L)	95,927	989,967

		2,189,532

		17,238,284
Telecommunication Services - 1.95%
Diversified Telecommunication Services - 1.71%
CenturyLink, Inc.	20,667	851,067
Qwest Communications International, Inc.	159,405	1,087,142
Windstream Corp. (L)	111,069	1,392,805

		3,331,014
Wireless Telecommunication Services - 0.24%
Sprint Nextel Corp. (I)	107,738	470,815

		3,801,829
Utilities - 6.84%
Electric Utilities - 2.85%
Entergy Corp.	16,134	1,148,741
FirstEnergy Corp.	45,085	1,726,755
Pepco Holdings, Inc.	84,636	1,585,232
Pinnacle West Capital Corp.	25,707	1,085,607

		5,546,335
Gas Utilities - 0.21%
Questar Corp.	22,785	407,168
Multi-Utilities - 3.78%
CenterPoint Energy, Inc.	125,007	1,982,611
DTE Energy Company	44,420	2,091,294
Sempra Energy	26,357	1,402,983
Wisconsin Energy Corp.	31,956	1,891,795

		7,368,683

		13,322,186

TOTAL COMMON STOCKS (Cost $129,889,230)		$188,937,446

SECURITIES LENDING COLLATERAL - 14.84%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	2,885,394	28,875,295

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,866,612)		$28,875,295

SHORT-TERM INVESTMENTS - 2.84%
Repurchase Agreement - 0.07%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $135,000 on 03/01/2011,
collateralized by $130,000 Federal Home
Loan Mortgage Corp., 4.375% due
07/17/2015 (valued at $143,163,
including interest)	$135,000	$135,000

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 2.77%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	$5,400,000	$5,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,535,000)		$5,535,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $164,290,842) - 114.75%		$223,347,741
Other assets and liabilities, net - (14.75%)		(28,710,598)

TOTAL NET ASSETS - 100.00%		$194,637,143

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.70%
Consumer Discretionary - 11.51%
Auto Components - 0.53%
Autoliv, Inc.	1,700	$127,313
Lear Corp.	1,000	105,800
TRW Automotive Holdings Corp. (I)	2,000	113,600

		346,713
Distributors - 0.70%
Genuine Parts Company	8,642	455,347
Diversified Consumer Services - 0.40%
H&R Block, Inc. (L)	17,302	262,817
Hotels, Restaurants & Leisure - 1.70%
Brinker International, Inc.	5,024	118,767
Darden Restaurants, Inc.	7,203	339,477
Hyatt Hotels Corp., Class A (I)	800	36,600
Penn National Gaming, Inc. (I)	1,800	64,386
Royal Caribbean Cruises, Ltd. (I)	4,885	213,914
Wendy’s/Arby’s Group, Inc., Class A	5,800	27,608
Wyndham Worldwide Corp.	9,644	301,664

		1,102,416
Household Durables - 3.92%
D.R. Horton, Inc.	15,330	181,507
Fortune Brands, Inc.	8,374	518,016
Garmin, Ltd.	6,400	217,280
Harman International Industries, Inc.	1,900	92,416
Leggett & Platt, Inc.	8,249	190,222
Lennar Corp., Class A (L)	8,300	167,328
Mohawk Industries, Inc. (I)	3,283	190,775
Newell Rubbermaid, Inc.	15,893	307,371
NVR, Inc. (I) (L)	157	114,274
Pulte Group, Inc. (I)	18,400	126,960
Toll Brothers, Inc. (I)	4,900	104,174
Whirlpool Corp.	4,081	336,683

		2,547,006
Internet & Catalog Retail - 0.77%
Liberty Media Corp. - Interactive, Series A (I)	31,289	502,501
Leisure Equipment & Products - 1.24%
Hasbro, Inc.	6,972	313,043
Mattel, Inc.	19,535	489,547

		802,590
Media - 0.65%
Clear Channel Outdoor
Holdings, Inc., Class A (I)	800	11,792
Gannett Company, Inc.	13,431	221,746

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Lamar Advertising Company, Class A (I)	1,100	$42,647
The Washington Post Company, Class B (L)	330	142,920

		419,105
Specialty Retail - 1.49%
American Eagle Outfitters, Inc.	5,200	79,820
AutoNation, Inc. (I) (L)	2,365	79,559
Foot Locker, Inc.	8,400	166,908
GameStop Corp., Class A (I)	7,570	151,022
Limited Brands, Inc.	15,224	487,472

		964,781
Textiles, Apparel & Luxury Goods - 0.11%
Phillips-Van Heusen Corp.	1,200	72,012

		7,475,288
Consumer Staples - 5.29%
Beverages - 1.42%
Coca-Cola Enterprises, Inc.	18,600	489,180
Constellation Brands, Inc., Class A (I)	10,057	204,358
Dr. Pepper Snapple Group, Inc.	6,400	230,784

		924,322
Food Products - 3.42%
Bunge, Ltd.	7,415	535,141
Dean Foods Company (I)	9,700	102,432
Hormel Foods Corp.	5,026	137,712
McCormick & Company, Inc., Class B	6,525	310,916
Ralcorp Holdings, Inc. (I)	2,986	193,642
Smithfield Foods, Inc. (I)	8,039	186,103
The J.M. Smucker Company	6,601	454,413
Tyson Foods, Inc., Class A	16,198	301,769

		2,222,128
Household Products - 0.45%
Church & Dwight Company, Inc.	3,891	293,537

		3,439,987
Energy - 5.59%
Energy Equipment & Services - 1.94%
Nabors Industries, Ltd. (I)	5,366	152,770
Patterson-UTI Energy, Inc.	8,670	237,038
Pride International, Inc. (I)	9,500	394,345
Rowan Companies, Inc. (I)	6,900	294,423
Tidewater, Inc.	2,911	181,093

		1,259,669
Oil, Gas & Consumable Fuels - 3.65%
Cimarex Energy Company	4,617	536,172
Denbury Resources, Inc. (I)	13,385	324,319
El Paso Corp.	19,500	362,700
Forest Oil Corp. (I)	2,011	71,370
Kinder Morgan Management LLC (I)	2,217	145,457
Newfield Exploration Company (I)	3,627	264,009
Plains Exploration & Production Company (I)	7,571	296,556
Southern Union Company	6,300	179,676
Tesoro Corp. (I)	8,076	192,047

		2,372,306

		3,631,975
Financials - 28.28%
Capital Markets - 1.28%
Federated Investors, Inc., Class B (L)	5,000	137,800
Jefferies Group, Inc.	6,100	146,766
Legg Mason, Inc.	8,400	304,500
LPL Investment Holdings, Inc. (I)	900	30,249

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	5,600	$214,592

		833,907
Commercial Banks - 4.45%
Associated-Banc Corp.	8,988	130,056
BOK Financial Corp.	1,414	72,609
City National Corp.	2,500	147,275
Comerica, Inc.	9,792	380,909
Commerce Bancshares, Inc.	4,073	163,572
Cullen/Frost Bankers, Inc.	3,100	181,536
First Horizon National Corp.	9,085	104,478
Huntington Bancshares, Inc.	46,926	320,974
KeyCorp	47,473	433,903
Marshall & Ilsley Corp.	26,816	208,360
Regions Financial Corp.	67,767	517,740
Zions Bancorporation (L)	9,732	227,340

		2,888,752
Consumer Finance - 0.61%
SLM Corp. (I)	26,946	399,340
Diversified Financial Services - 0.87%
Leucadia National Corp.	10,800	357,804
The NASDAQ OMX Group, Inc. (I)	7,200	205,992

		563,796
Insurance - 9.52%
American Financial Group, Inc.	4,100	141,983
Arch Capital Group, Ltd. (I)	2,700	244,350
Assurant, Inc.	5,953	241,870
Assured Guaranty, Ltd.	8,495	123,432
Axis Capital Holdings, Ltd.	6,372	231,431
Cincinnati Financial Corp.	8,355	284,488
Everest Re Group, Ltd.	3,079	272,953
Fidelity National Financial, Inc., Class A	11,800	163,430
Genworth Financial, Inc., Class A (I)	26,461	350,079
HCC Insurance Holdings, Inc.	6,173	192,227
Lincoln National Corp.	17,106	542,602
Markel Corp. (I)	505	209,903
Mercury General Corp.	1,439	59,200
Old Republic International Corp.	13,199	164,988
PartnerRe, Ltd.	3,925	311,253
Reinsurance Group of America, Inc.	3,928	237,212
RenaissanceRe Holdings, Ltd.	2,960	198,379
Torchmark Corp.	4,532	295,713
Transatlantic Holdings, Inc.	3,400	173,162
Unum Group	17,754	471,014
Validus Holdings, Ltd.	3,654	113,091
W.R. Berkley Corp.	7,237	216,748
White Mountains Insurance Group, Ltd.	428	162,533
Willis Group Holdings PLC	9,450	367,511
XL Group PLC	17,739	414,206

		6,183,758
Real Estate Investment Trusts - 9.85%
Alexandria Real Estate Equities, Inc.	1,900	152,380
AMB Property Corp.	9,082	330,403
AvalonBay Communities, Inc.	2,356	285,147
Chimera Investment Corp.	56,100	241,791
Digital Realty Trust, Inc. (L)	3,209	188,753
Duke Realty Corp.	8,700	122,409
Federal Realty Investment Trust	3,400	286,212
Health Care REIT, Inc. (L)	8,036	419,640
Hospitality Properties Trust	6,655	153,065
Kimco Realty Corp.	22,388	433,879
Liberty Property Trust	6,378	215,385
Nationwide Health Properties, Inc.	6,902	294,991

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	7,300	$146,000
Plum Creek Timber Company, Inc.	8,776	368,241
ProLogis	30,662	498,564
Rayonier, Inc.	4,336	265,927
Realty Income Corp.	6,300	226,611
Regency Centers Corp. (L)	4,433	200,593
SL Green Realty Corp.	4,283	324,352
The Macerich Company	7,189	364,051
UDR, Inc.	10,065	244,781
Ventas, Inc.	8,648	479,272
Weingarten Realty Investors (L)	6,075	157,160

		6,399,607
Thrifts & Mortgage Finance - 1.70%
Capitol Federal Financial, Inc.	8,915	112,686
Hudson City Bancorp, Inc.	25,900	297,850
New York Community Bancorp, Inc. (L)	22,511	420,055
People’s United Financial, Inc.	20,679	272,549

		1,103,140

		18,372,300
Health Care - 4.80%
Biotechnology - 0.17%
Cephalon, Inc. (I) (L)	2,000	112,620
Health Care Equipment & Supplies - 1.70%
Alere, Inc. (I)	4,302	166,229
Beckman Coulter, Inc.	3,700	307,581
CareFusion Corp. (I)	6,300	172,116
Hologic, Inc. (I)	14,330	289,179
Kinetic Concepts, Inc. (I)	3,448	168,849

		1,103,954
Health Care Providers & Services - 2.22%
Community Health Systems, Inc. (I)	2,500	102,175
Coventry Health Care, Inc. (I)	8,100	244,620
Humana, Inc. (I)	9,144	594,451
Lincare Holdings, Inc.	3,400	99,756
Omnicare, Inc.	6,294	180,197
Universal Health Services, Inc., Class B	4,862	222,242

		1,443,441
Life Sciences Tools & Services - 0.41%
Charles River
Laboratories International, Inc. (I)	2,674	97,441
Pharmaceutical Product Development, Inc.	6,100	167,567

		265,008
Pharmaceuticals - 0.30%
Endo Pharmaceuticals Holdings, Inc. (I)	4,000	142,080
Warner Chilcott PLC, Class A	2,100	49,728

		191,808

		3,116,831
Industrials - 9.71%
Aerospace & Defense - 0.92%
Goodrich Corp.	6,920	596,712
Airlines - 0.64%
United Continental Holdings, Inc. (I) (L)	17,400	418,296
Building Products - 0.64%
Masco Corp.	20,065	272,683
Owens Corning, Inc. (I)	4,000	142,920

		415,603
Commercial Services & Supplies - 1.41%
Avery Dennison Corp.	5,300	211,576

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cintas Corp.	7,447	$209,410
Pitney Bowes, Inc.	11,195	281,890
R.R. Donnelley & Sons Company	11,593	215,862

		918,738
Construction & Engineering - 0.97%
Aecom Technology Corp. (I)	4,981	142,656
KBR, Inc.	8,485	278,308
URS Corp. (I)	4,513	209,990

		630,954
Electrical Equipment - 1.40%
Cooper Industries PLC	8,880	571,428
Rockwell Automation, Inc.	3,841	336,971

		908,399
Machinery - 2.48%
Dover Corp.	10,220	656,635
Harsco Corp.	4,400	150,348
Pall Corp.	3,166	172,104
Pentair, Inc.	5,322	197,340
SPX Corp.	1,347	107,437
Terex Corp. (I)	3,000	101,250
Timken Company	4,600	224,112

		1,609,226
Professional Services - 0.86%
Equifax, Inc.	6,949	248,427
Manpower, Inc.	2,236	141,986
Towers Watson & Company, Class A	2,800	164,640

		555,053
Road & Rail - 0.39%
Hertz Global Holdings, Inc. (I) (L)	7,800	118,638
Ryder Systems, Inc.	2,801	133,972

		252,610

		6,305,591
Information Technology - 11.63%
Communications Equipment - 1.13%
Harris Corp.	7,100	331,286
Motorola Mobility Holdings, Inc. (I)	9,800	295,960
Tellabs, Inc.	19,713	106,253

		733,499
Computers & Peripherals - 1.05%
Lexmark International, Inc., Class A (I)	4,192	157,326
Seagate Technology PLC (I)	25,662	325,907
Western Digital Corp. (I)	6,435	196,782

		680,015
Electronic Equipment, Instruments & Components - 2.25%
Arrow Electronics, Inc. (I)	6,441	252,487
Avnet, Inc. (I)	8,206	280,727
Flextronics International, Ltd. (I)	42,700	345,443
Ingram Micro, Inc., Class A (I)	8,586	171,119
Jabil Circuit, Inc.	10,981	235,323
Molex, Inc.	3,242	90,549
Molex, Inc., Class A	3,879	89,295

		1,464,943
Internet Software & Services - 0.42%
AOL, Inc. (I)	5,658	118,082
IAC/InterActiveCorp (I)	4,910	152,554

		270,636

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.50%
Computer Sciences Corp.	8,478	$408,046
DST Systems, Inc.	1,000	51,000
Lender Processing Services, Inc.	2,500	85,175
SAIC, Inc. (I) (L)	16,298	266,309
Total Systems Services, Inc.	9,100	161,525

		972,055
Semiconductors & Semiconductor Equipment - 4.76%
Advanced Micro Devices, Inc. (I)	19,894	183,224
KLA-Tencor Corp.	9,107	444,604
Lam Research Corp. (I)	4,333	237,882
LSI Corp. (I)	33,700	211,973
Maxim Integrated Products, Inc.	16,502	455,125
Microchip Technology, Inc. (L)	10,234	377,737
Micron Technology, Inc. (I)	48,211	536,588
National Semiconductor Corp.	12,795	198,323
Novellus Systems, Inc. (I)	5,200	207,792
Xilinx, Inc.	7,295	242,559

		3,095,807
Software - 0.52%
Electronic Arts, Inc. (I)	6,300	118,440
Synopsys, Inc. (I)	8,000	221,760

		340,200

		7,557,155
Materials - 8.01%
Chemicals - 2.71%
Airgas, Inc.	4,123	258,017
Albemarle Corp.	4,449	256,084
Ashland, Inc.	4,083	229,873
Eastman Chemical Company	3,998	373,453
FMC Corp.	2,483	192,284
International Flavors & Fragrances, Inc.	4,302	244,999
Valspar Corp.	5,300	201,506

		1,756,216
Construction Materials - 0.70%
Martin Marietta Materials, Inc.	1,592	141,465
Vulcan Materials Company	6,863	314,669

		456,134
Containers & Packaging - 1.55%
Bemis Company, Inc.	6,124	201,173
Greif, Inc., Class A	1,330	85,998
Owens-Illinois, Inc. (I)	9,160	279,288
Sealed Air Corp.	8,704	239,534
Sonoco Products Company	5,505	198,620

		1,004,613
Metals & Mining - 2.62%
Cliffs Natural Resources, Inc.	7,446	722,783
Reliance Steel & Aluminum Company	3,828	211,803
Steel Dynamics, Inc.	11,600	214,136
Titanium Metals Corp. (I)	1,700	32,283
United States Steel Corp.	2,863	164,594
Walter Energy, Inc.	2,950	356,980

		1,702,579
Paper & Forest Products - 0.43%
MeadWestvaco Corp.	9,580	281,173

		5,200,715
Telecommunication Services - 1.53%
Diversified Telecommunication Services - 1.22%
Frontier Communications Corp.	53,502	454,232

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Corp.	26,854	$336,749

		790,981
Wireless Telecommunication Services - 0.31%
Clearwire Corp. (I) (L)	3,000	15,090
Telephone & Data Systems, Inc.	2,700	90,855
Telephone & Data Systems, Inc.
Special Shares	1,479	43,823
United States Cellular Corp. (I)	1,033	51,629

		201,397

		992,378
Utilities - 11.35%
Electric Utilities - 2.16%
DPL, Inc.	6,357	165,409
FirstEnergy Corp.	6,172	236,388
Northeast Utilities	9,793	333,354
NV Energy, Inc.	12,800	188,032
Pepco Holdings, Inc.	12,560	235,249
Pinnacle West Capital Corp.	5,857	247,341

		1,405,773
Gas Utilities - 1.88%
AGL Resources, Inc.	4,433	168,498
Energen Corp.	3,672	224,359
National Fuel Gas Company	3,910	285,039
ONEOK, Inc.	5,456	352,294
UGI Corp.	5,876	187,386

		1,217,576
Independent Power Producers & Energy Traders - 0.94%
Constellation Energy Group, Inc.	10,582	328,783
NRG Energy, Inc. (I)	14,018	280,220

		609,003
Multi-Utilities - 5.71%
Alliant Energy Corp.	5,950	234,311
Ameren Corp.	13,300	371,868
CenterPoint Energy, Inc.	22,119	350,807
CMS Energy Corp.	12,922	248,878
DTE Energy Company	9,204	433,324
Integrys Energy Group, Inc.	4,200	205,674
MDU Resources Group, Inc.	9,700	208,259
NiSource, Inc. (L)	15,052	288,396
NSTAR	5,755	259,838
OGE Energy Corp.	5,253	252,669
SCANA Corp.	6,759	273,604
TECO Energy, Inc.	10,952	198,341
Wisconsin Energy Corp.	6,495	384,504

		3,710,473
Water Utilities - 0.66%
American Water Works Company, Inc.	9,511	263,837
Aqua America, Inc. (L)	7,300	164,396

		428,233

		7,371,058

TOTAL COMMON STOCKS (Cost $56,467,744)		$63,463,278

SECURITIES LENDING COLLATERAL - 5.12%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	332,170	3,324,154

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,324,030)		$3,324,154

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.22%
Short-Term Securities* - 2.22%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.130%	$1,247,268	$1,247,268
U.S. Treasury Bills, 0.090%, 04/07/2011 (F)	50,000	49,996
U.S.Treasury Bills, 0.135%, 04/07/2011 (F)	145,000	144,980

		1,442,244

TOTAL SHORT-TERM INVESTMENTS (Cost $1,442,243)		$1,442,244

Total Investments (Mid Cap Value Index Fund)
(Cost $61,234,017) - 105.04%		$68,229,676
Other assets and liabilities, net - (5.04%)		(3,272,090)

TOTAL NET ASSETS - 100.00%		$64,957,586

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.05%
Consumer Discretionary - 15.23%
Auto Components - 1.20%
BorgWarner, Inc. (I) (L)	61,300	$4,757,493
Visteon Corp. (I) (S)	19,000	1,405,050

		6,162,543
Diversified Consumer Services - 3.50%
Career Education Corp. (I) (L)	216,300	5,214,993
H&R Block, Inc. (L)	206,200	3,132,178
Strayer Education, Inc. (L)	13,200	1,814,208
Weight Watchers International, Inc.	127,400	7,787,962

		17,949,341
Hotels, Restaurants & Leisure - 0.84%
International Game Technology (L)	260,800	4,292,768
Household Durables - 1.47%
Fortune Brands, Inc.	112,400	6,953,064
Pulte Group, Inc. (I) (L)	81,800	564,420

		7,517,484
Internet & Catalog Retail - 0.73%
Liberty Media Corp. - Interactive, Series A (I)	232,000	3,725,920
Leisure Equipment & Products - 1.40%
Mattel, Inc.	215,800	5,407,948
Sankyo Company, Ltd.	31,400	1,781,010

		7,188,958
Media - 3.96%
DISH Network Corp. (I)	188,600	4,384,950
Liberty Media Corp. - Starz, Series A (I)	45,100	3,166,020
Meredith Corp. (L)	145,500	5,130,330
Scholastic Corp. (L)	124,200	3,899,880
Scripps Networks Interactive, Inc., Class A	43,700	2,269,778
The Washington Post Company, Class B (L)	3,400	1,472,506

		20,323,464
Multiline Retail - 0.27%
Dollar General Corp. (I) (L)	49,800	1,406,850
Specialty Retail - 1.86%
CarMax, Inc. (I) (L)	67,300	2,380,401
The Gap, Inc. (L)	256,300	5,774,439

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	22,600	$1,391,030

		9,545,870

		78,113,198
Consumer Staples - 9.06%
Beverages - 0.39%
Brown Forman Corp., Class B (L)	28,700	1,984,605
Food & Staples Retailing - 2.01%
Sysco Corp. (L)	106,800	2,967,972
The Kroger Company	321,200	7,355,480

		10,323,452
Food Products - 3.38%
Campbell Soup Company (L)	91,800	3,089,988
Flowers Foods, Inc. (L)	59,600	1,585,360
McCormick & Company, Inc., Class B (L)	74,100	3,530,865
Sara Lee Corp.	160,000	2,739,200
The Hershey Company	85,300	4,462,896
Tootsie Roll Industries, Inc. (L)	68,119	1,948,203

		17,356,512
Household Products - 0.73%
Clorox Company (L)	54,900	3,720,024
Personal Products - 2.55%
Alberto-Culver Company	172,900	6,438,796
Avon Products, Inc.	141,200	3,926,772
The Estee Lauder Companies, Inc., Class A	28,700	2,709,567

		13,075,135

		46,459,728
Energy - 10.24%
Energy Equipment & Services - 1.32%
Exterran Holdings, Inc. (I) (L)	138,300	3,139,410
Weatherford International, Ltd. (I)	150,100	3,629,418

		6,768,828
Oil, Gas & Consumable Fuels - 8.92%
Arch Coal, Inc. (L)	103,306	3,463,850
El Paso Corp.	397,900	7,400,940
EQT Corp.	135,600	6,685,080
Hess Corp.	53,800	4,682,214
Marathon Oil Corp.	171,900	8,526,240
Murphy Oil Corp.	48,200	3,544,146
Nexen, Inc.	372,700	10,178,437
Suncor Energy, Inc.	26,664	1,253,741

		45,734,648

		52,503,476
Financials - 21.66%
Capital Markets - 4.92%
E*TRADE Financial Corp. (I)	356,310	5,693,834
Federated Investors, Inc., Class B (L)	115,800	3,191,448
Greenhill & Company, Inc. (L)	68,200	4,898,806
Janus Capital Group, Inc. (L)	348,600	4,681,698
Northern Trust Corp.	131,100	6,760,827

		25,226,613
Commercial Banks - 2.96%
CIT Group, Inc. (I)	140,200	6,073,464
Commerce Bancshares, Inc. (L)	37,475	1,504,996
First Horizon National Corp. (L)	293,058	3,370,167
First Republic Bank/San Francisco CA (I)	6,200	181,350
Marshall & Ilsley Corp.	98,600	766,122

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Westamerica Bancorp. (L)	63,500	$3,275,330

		15,171,429
Consumer Finance - 0.99%
Discover Financial Services	232,200	5,050,350
Insurance - 5.91%
Arthur J. Gallagher & Company (L)	44,000	1,381,600
Assured Guaranty, Ltd.	68,400	993,852
Axis Capital Holdings, Ltd.	52,800	1,917,696
Fidelity National Financial, Inc., Class A	307,300	4,256,105
First American Financial Corp.	321,200	5,062,112
Marsh & McLennan Companies, Inc.	273,700	8,331,428
OneBeacon Insurance Group, Ltd.	72,500	993,250
The Allstate Corp.	80,500	2,558,290
The Progressive Corp.	178,900	3,726,487
White Mountains Insurance Group, Ltd.	2,900	1,101,275

		30,322,095
Real Estate Investment Trusts - 4.91%
Cousins Properties, Inc. (L)	190,748	1,617,543
Federal Realty Investment Trust	4,700	395,646
General Growth Properties, Inc.	140,647	2,239,100
Kimco Realty Corp. (L)	224,400	4,348,872
ProLogis	159,600	2,595,096
SL Green Realty Corp. (L)	31,900	2,415,787
Weingarten Realty Investors (L)	81,200	2,100,644
Weyerhaeuser Company (L)	388,797	9,490,534

		25,203,222
Real Estate Management & Development - 1.07%
Forest City Enterprises, Inc., Class A (I) (L)	99,300	1,876,770
The St. Joe Company (I) (L)	135,400	3,626,012

		5,502,782
Thrifts & Mortgage Finance - 0.90%
BankUnited, Inc. (I)	14,200	402,570
Capitol Federal Financial, Inc.	218,112	2,756,936
MGIC Investment Corp. (I) (L)	167,800	1,441,402

		4,600,908

		111,077,399
Health Care - 5.97%
Biotechnology - 0.45%
Cephalon, Inc. (I)	40,700	2,291,817
Health Care Equipment & Supplies - 1.76%
Beckman Coulter, Inc.	42,400	3,524,712
Stryker Corp. (L)	28,500	1,802,910
Zimmer Holdings, Inc. (I)	59,300	3,696,762

		9,024,384
Health Care Providers & Services - 3.20%
Cardinal Health, Inc.	55,400	2,306,856
Healthsouth Corp. (I) (L)	356,500	8,630,865
Quest Diagnostics, Inc.	23,700	1,344,975
Select Medical Holdings Corp. (I)	207,100	1,615,380
Tenet Healthcare Corp. (I)	352,600	2,531,668

		16,429,744
Life Sciences Tools & Services - 0.32%
Charles River
Laboratories International, Inc. (I)	44,800	1,632,512
Pharmaceuticals - 0.24%
Forest Laboratories, Inc. (I)	38,500	1,247,400

		30,625,857

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 7.69%
Aerospace & Defense - 1.55%
Raytheon Company	59,500	$3,046,995
Textron, Inc. (L)	180,500	4,889,745

		7,936,740
Airlines - 1.94%
Delta Air Lines, Inc. (I)	184,700	2,076,028
Southwest Airlines Company	668,000	7,902,440

		9,978,468
Commercial Services & Supplies - 0.67%
Cintas Corp. (L)	122,400	3,441,888
Machinery - 1.06%
Harsco Corp. (L)	33,400	1,141,278
WABCO Holdings, Inc. (I)	74,000	4,323,820

		5,465,098
Professional Services - 1.77%
Equifax, Inc.	20,700	740,025
Manpower, Inc.	92,900	5,899,150
Verisk Analytics, Inc., Class A (I)	75,300	2,435,955

		9,075,130
Road & Rail - 0.70%
Hertz Global Holdings, Inc. (I) (L)	234,800	3,571,308

		39,468,632
Information Technology - 6.65%
Communications Equipment - 0.35%
Motorola Mobility Holdings, Inc. (I)	59,100	1,784,820
Electronic Equipment, Instruments & Components - 2.58%
AVX Corp.	131,000	2,089,450
Molex, Inc., Class A	209,200	4,815,784
Tyco Electronics, Ltd.	175,600	6,328,624

		13,233,858
IT Services - 1.76%
Automatic Data Processing, Inc.	6,300	315,000
Computer Sciences Corp. (L)	58,100	2,796,353
CoreLogic, Inc.	73,600	1,372,640
Paychex, Inc. (L)	95,100	3,198,213
SAIC, Inc. (I) (L)	81,500	1,331,710

		9,013,916
Semiconductors & Semiconductor Equipment - 1.65%
ASML Holding NV -New York
Registered Shares (L)	46,700	2,036,120
National Semiconductor Corp. (L)	40,200	623,100
Novellus Systems, Inc. (I)	145,600	5,818,176

		8,477,396
Software - 0.31%
Electronic Arts, Inc. (I) (L)	86,300	1,622,440

		34,132,430
Materials - 5.35%
Chemicals - 1.82%
International Flavors & Fragrances, Inc. (L)	66,300	3,775,785
Nalco Holding Company	217,000	5,548,690

		9,324,475
Construction Materials - 0.46%
Vulcan Materials Company (L)	51,200	2,347,520
Containers & Packaging - 0.91%
Temple-Inland, Inc.	198,800	4,649,932

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.97%
Agnico Eagle Mines, Ltd. (L)	37,400	$2,631,090
Franco-Nevada Corp.	108,900	3,705,660
United States Steel Corp. (L)	65,700	3,777,093

		10,113,843
Paper & Forest Products - 0.19%
Domtar Corp.	11,533	1,007,984

		27,443,754
Telecommunication Services - 1.17%
Diversified Telecommunication Services - 0.25%
Hellenic Telecommunications
Organization SA, SADR	256,000	1,272,320
Wireless Telecommunication Services - 0.92%
Telephone & Data Systems, Inc. (L)	33,800	1,137,370
Telephone & Data Systems, Inc.
Special Shares	121,500	3,600,045

		4,737,415

		6,009,735
Utilities - 8.03%
Electric Utilities - 3.57%
American Electric Power Company, Inc. (L)	49,900	1,785,422
Duke Energy Corp. (L)	110,500	1,987,895
FirstEnergy Corp. (L)	191,354	7,328,858
Pepco Holdings, Inc.	83,000	1,554,590
Pinnacle West Capital Corp.	15,100	637,673
PPL Corp.	197,100	5,012,253

		18,306,691
Independent Power Producers & Energy Traders - 3.41%
Calpine Corp. (I) (L)	290,000	4,387,700
Constellation Energy Group, Inc.	121,600	3,778,112
GenOn Energy, Inc. (I)	1,600,184	6,480,745
NRG Energy, Inc. (I)	141,500	2,828,585

		17,475,142
Multi-Utilities - 1.05%
NiSource, Inc. (L)	258,400	4,950,944
TECO Energy, Inc.	23,800	431,018

		5,381,962

		41,163,795

TOTAL COMMON STOCKS (Cost $351,093,329)		$466,998,004

PREFERRED SECURITIES - 0.21%
Financials - 0.12%
Insurance - 0.12%
Assured Guaranty, Ltd. 8.500%	10,250	632,528
Utilities - 0.09%
Electric Utilities - 0.09%
PPL Corp. 9.500%	8,300	442,141

TOTAL PREFERRED SECURITIES (Cost $978,205)		$1,074,669

CONVERTIBLE BONDS - 1.52%
Financials - 0.14%
Janus Capital Group, Inc.
3.250%, 07/15/2014	$402,000	$490,943
MGIC Investment Corp.
5.000%, 05/01/2017	232,000	252,880

		743,823

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Industrials - 0.42%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	$194,000	$384,120
Textron, Inc., Series TXT
4.500%, 05/01/2013	832,000	1,777,360

		2,161,480
Materials - 0.34%
Alcoa, Inc.
5.250%, 03/15/2014	637,000	1,725,474
Telecommunication Services - 0.62%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	3,250,000	3,160,625

TOTAL CONVERTIBLE BONDS (Cost $5,869,822)		$7,791,402

SECURITIES LENDING COLLATERAL - 25.53%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	13,081,976	130,916,565

TOTAL SECURITIES LENDING
COLLATERAL (Cost $130,913,320)		$130,916,565

SHORT-TERM INVESTMENTS - 7.09%
Short-Term Securities* - 7.09%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$1,451,675	$1,451,617
T. Rowe Price Reserve Fund, 0.2212%	34,905,945	34,905,945

		36,357,562

TOTAL SHORT-TERM INVESTMENTS (Cost $36,357,562)		$36,357,562

Total Investments (Mid Value Fund)
(Cost $525,212,238) - 125.40%		$643,138,202
Other assets and liabilities, net - (25.40%)		(130,249,641)

TOTAL NET ASSETS - 100.00%		$512,888,561

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.40%
Consumer Discretionary - 7.23%
Automobiles - 0.67%
Daimler AG (I)	34,736	$2,446,648
Hotels, Restaurants & Leisure - 0.10%
Thomas Cook Group PLC	113,639	349,214
Household Durables - 0.64%
Stanley Black & Decker, Inc.	30,591	2,319,716
Leisure Equipment & Products - 0.60%
Mattel, Inc.	86,785	2,174,832
Media - 5.22%
British Sky Broadcasting Group PLC	250,184	3,200,549
Comcast Corp., Special Class A	71,586	1,740,972
News Corp., Class A	135,547	2,354,451
Time Warner Cable, Inc.	63,916	4,613,457
Time Warner, Inc.	130,198	4,973,564
Virgin Media, Inc. (L)	76,898	2,094,702

		18,977,695

		26,268,105

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 23.05%
Beverages - 4.08%
Brown Forman Corp., Class B (L)	17,846	$1,234,051
Carlsberg A/S	5,450	579,472
Coca-Cola Enterprises, Inc.	74,811	1,967,529
Dr. Pepper Snapple Group, Inc.	96,947	3,495,909
PepsiCo, Inc.	41,293	2,618,802
Pernod-Ricard SA	53,510	4,932,225

		14,827,988
Food & Staples Retailing - 5.33%
Carrefour SA	38,209	1,875,904
CVS Caremark Corp.	323,893	10,707,904
The Kroger Company	204,869	4,691,500
Wal-Mart Stores, Inc.	40,309	2,095,262

		19,370,570
Food Products - 4.89%
General Mills, Inc.	85,865	3,189,026
Kraft Foods, Inc., Class A (L)	262,313	8,352,046
Nestle SA	109,710	6,210,145

		17,751,217
Tobacco - 8.75%
Altria Group, Inc.	268,059	6,800,657
British American Tobacco PLC	225,968	9,042,966
Imperial Tobacco Group PLC	199,311	6,404,445
Japan Tobacco, Inc.	651	2,707,427
Lorillard, Inc.	6,379	489,716
Philip Morris International, Inc.	45,528	2,858,248
Reynolds American, Inc.	102,122	3,504,827

		31,808,286

		83,758,061
Energy - 7.75%
Energy Equipment & Services - 2.58%
Exterran Holdings, Inc. (I)	49,222	1,117,339
Pride International, Inc. (I)	58,012	2,408,078
Transocean, Ltd. (I)(L)	69,188	5,855,380

		9,380,797
Oil, Gas & Consumable Fuels - 5.17%
Marathon Oil Corp.	158,633	7,868,197
Noble Energy, Inc.	15,851	1,468,754
Royal Dutch Shell PLC	155,158	5,580,784
The Williams Companies, Inc.	51,598	1,566,515
Total SA	37,295	2,288,243

		18,772,493

		28,153,290
Financials - 12.92%
Capital Markets - 2.04%
Morgan Stanley	155,496	4,615,121
UBS AG Swiss Exchange (I)	141,451	2,810,856

		7,425,977
Commercial Banks - 4.14%
Barclays PLC	716,630	3,721,223
Intesa Sanpaolo SpA	373,002	1,259,164
PNC Financial Services Group, Inc.	70,702	4,362,313
Wells Fargo & Company	176,101	5,681,018

		15,023,718
Diversified Financial Services - 2.04%
Bank of America Corp.	308,400	4,407,036
Deutsche Boerse AG	29,779	2,287,224

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext	19,058	$705,146

		7,399,406
Insurance - 3.02%
ACE, Ltd.	62,989	3,984,054
Old Republic International Corp.	61,129	764,113
White Mountains Insurance Group, Ltd.	9,814	3,726,867
Zurich Financial Services AG	8,588	2,492,564

		10,967,598
Real Estate Investment Trusts - 1.48%
The Link	118,788	367,920
Weyerhaeuser Company	205,750	5,022,358

		5,390,278
Real Estate Management & Development - 0.20%
Forestar Group, Inc. (I)	38,489	741,298

		46,948,275
Health Care - 14.80%
Biotechnology - 2.18%
Amgen, Inc. (I)	63,805	3,275,111
Genzyme Corp. (I)	61,231	4,619,879

		7,894,990
Health Care Equipment & Supplies - 3.04%
Alcon, Inc.	16,956	2,805,031
Boston Scientific Corp. (I)(L)	311,298	2,228,894
Medtronic, Inc.	111,710	4,459,463
Zimmer Holdings, Inc. (I)	24,955	1,555,695

		11,049,083
Health Care Providers & Services - 4.82%
Community Health Systems, Inc. (I)	99,543	4,068,322
Coventry Health Care, Inc. (I)	35,700	1,078,140
Tenet Healthcare Corp. (I)	535,415	3,844,280
UnitedHealth Group, Inc.	200,271	8,527,539

		17,518,281
Pharmaceuticals - 4.76%
Eli Lilly & Company	164,379	5,680,938
Merck & Company, Inc.	163,640	5,329,755
Pfizer, Inc.	326,253	6,277,108

		17,287,801

		53,750,155
Industrials - 4.71%
Air Freight & Logistics - 0.57%
TNT NV	78,214	2,051,733
Building Products - 0.93%
Owens Corning, Inc. (I)	94,610	3,380,415
Electrical Equipment - 0.63%
Alstom SA	38,643	2,303,035
Industrial Conglomerates - 1.20%
Koninklijke Philips Electronics NV	58,270	1,901,804
Orkla ASA	267,721	2,441,692

		4,343,496
Marine - 1.38%
A P Moller Maersk A/S, Series A	506	5,016,293

		17,094,972
Information Technology - 10.42%
Communications Equipment - 1.38%
Cisco Systems, Inc. (I)	149,520	2,775,091

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Motorola Solutions, Inc. (I)	57,536	$2,223,191

		4,998,282
Computers & Peripherals - 1.27%
Hewlett-Packard Company	106,026	4,625,914
Electronic Equipment, Instruments & Components - 0.80%
Tyco Electronics, Ltd.	80,933	2,916,825
Office Electronics - 1.85%
Xerox Corp.	625,993	6,729,425
Semiconductors & Semiconductor Equipment - 1.22%
LSI Corp. (I)	571,635	3,595,584
Maxim Integrated Products, Inc.	30,173	832,171

		4,427,755
Software - 3.90%
McAfee, Inc. (I)	41,734	2,001,145
Microsoft Corp.	287,217	7,634,228
Nintendo Company, Ltd.	8,000	2,349,099
Symantec Corp. (I)	120,613	2,174,652

		14,159,124

		37,857,325
Materials - 4.49%
Chemicals - 1.30%
Linde AG	30,850	4,709,881
Metals & Mining - 0.71%
ThyssenKrupp AG	62,501	2,601,812
Paper & Forest Products - 2.48%
Domtar Corp.	23,247	2,031,788
International Paper Company	167,609	4,656,178
MeadWestvaco Corp.	78,846	2,314,130

		9,002,096

		16,313,789
Telecommunication Services - 3.09%
Diversified Telecommunication Services - 1.34%
Telefonica SA	191,749	4,876,888
Wireless Telecommunication Services - 1.75%
Vodafone Group PLC	2,235,634	6,343,630

		11,220,518
Utilities - 3.94%
Electric Utilities - 2.51%
E.ON AG	127,968	4,200,786
Entergy Corp.	21,994	1,565,973
Exelon Corp.	79,969	3,339,505

		9,106,264
Independent Power Producers & Energy Traders - 0.70%
NRG Energy, Inc. (I)	127,708	2,552,883
Multi-Utilities - 0.73%
GDF Suez	65,826	2,667,671

		14,326,818

TOTAL COMMON STOCKS (Cost $301,391,561)		$335,691,308

CORPORATE BONDS - 0.11%
Energy - 0.11%
OPTI Canada, Inc.
9.000%, 12/15/2012 (S)	$191,000	$190,523

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
OPTI Canada, Inc. (continued)
9.750%, 08/15/2013 (S)	$206,000	$202,910

		393,433

TOTAL CORPORATE BONDS (Cost $392,587)		$393,433

TERM LOANS (M) - 0.07%
Consumer Discretionary - 0.07%
Clear Channel Communications, Inc.
3.912%, 01/29/2016	268,963	242,963

TOTAL TERM LOANS (Cost $223,016)		$242,963

SECURITIES LENDING COLLATERAL - 1.90%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	690,668	6,911,793

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,911,327)		$6,911,793

SHORT-TERM INVESTMENTS - 7.68%
Short-Term Securities* - 7.68%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	$22,900,000	$22,900,000
U.S. Treasury Bills, 0.148%, 08/04/2011	5,000,000	4,996,640

		27,896,640

TOTAL SHORT-TERM INVESTMENTS (Cost $27,896,415)		$27,896,640

Total Investments (Mutual Shares Fund)
(Cost $336,814,906) - 102.16%		$371,136,137
Other assets and liabilities, net - (2.16%)		(7,829,344)

TOTAL NET ASSETS - 100.00%		$363,306,793

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.66%
Consumer Discretionary - 15.89%
Hotels, Restaurants & Leisure - 3.39%
Carnival Corp.	312,863	$13,349,864
Media - 3.03%
Comcast Corp., Class A	225,068	5,797,752
Omnicom Group, Inc.	120,511	6,134,010

		11,931,762
Multiline Retail - 0.79%
Target Corp.	59,050	3,103,078
Specialty Retail - 6.74%
Home Depot, Inc.	401,212	15,033,414
Lowe’s Companies, Inc.	305,653	7,998,939
Staples, Inc.	163,735	3,487,556

		26,519,909
Textiles, Apparel & Luxury Goods - 1.94%
The Timberland Company, Class A (I)	207,179	7,653,192

		62,557,805
Consumer Staples - 11.55%
Beverages - 5.51%
Diageo PLC, SADR	183,508	14,361,336

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	115,840	$7,346,573

		21,707,909
Food & Staples Retailing - 2.77%
Safeway, Inc.	271,285	5,919,439
Walgreen Company	114,981	4,983,277

		10,902,716
Household Products - 1.93%
Clorox Company	59,929	4,060,789
The Procter & Gamble Company	55,768	3,516,172

		7,576,961
Tobacco - 1.34%
Philip Morris International, Inc.	84,133	5,281,870

		45,469,456
Energy - 11.41%
Oil, Gas & Consumable Fuels - 11.41%
Chevron Corp.	122,845	12,745,169
ConocoPhillips	171,629	13,364,750
Exxon Mobil Corp.	100,013	8,554,112
Occidental Petroleum Corp.	100,641	10,262,363

		44,926,394

		44,926,394
Financials - 23.75%
Capital Markets - 3.54%
Northern Trust Corp.	119,083	6,141,110
State Street Corp.	173,928	7,778,060

		13,919,170
Commercial Banks - 3.54%
U.S. Bancorp	304,875	8,454,184
Wells Fargo & Company	170,332	5,494,910

		13,949,094
Diversified Financial Services - 12.45%
Bank of America Corp.	1,079,768	15,429,885
JPMorgan Chase & Company	343,591	16,042,264
Moody’s Corp.	549,174	17,518,648

		48,990,797
Insurance - 4.22%
Prudential Financial, Inc.	162,158	10,674,861
Stewart Information Services Corp.	532,894	5,941,768

		16,616,629

		93,475,690
Health Care - 15.93%
Biotechnology - 2.99%
Amgen, Inc. (I)	229,179	11,763,758
Health Care Equipment & Supplies - 1.96%
Medtronic, Inc.	193,412	7,721,007
Health Care Providers & Services - 3.33%
AmSurg Corp. (I)	97,632	2,307,044
WellPoint, Inc.	162,655	10,811,678

		13,118,722
Pharmaceuticals - 7.65%
Merck & Company, Inc.	200,012	6,514,391
Novartis AG, ADR	173,159	9,743,657
Pfizer, Inc.	718,921	13,832,040

		30,090,088

		62,693,575

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.51%
Aerospace & Defense - 1.12%
The Boeing Company	61,141	$4,402,763
Air Freight & Logistics - 2.33%
FedEx Corp.	102,080	9,189,242
Commercial Services & Supplies - 4.16%
Avery Dennison Corp.	292,668	11,683,307
Cintas Corp.	166,597	4,684,708

		16,368,015
Industrial Conglomerates - 1.90%
General Electric Company	358,047	7,490,343

		37,450,363
Information Technology - 8.54%
Communications Equipment - 3.44%
QUALCOMM, Inc.	227,471	13,552,722
Computers & Peripherals - 2.49%
Dell, Inc. (I)	618,465	9,790,301
IT Services - 1.04%
Automatic Data Processing, Inc.	81,843	4,092,150
Software - 1.57%
Oracle Corp.	188,017	6,185,759

		33,620,932
Utilities - 1.08%
Electric Utilities - 1.08%
Entergy Corp.	59,758	4,254,770

TOTAL COMMON STOCKS (Cost $357,699,279)		$384,448,985

SHORT-TERM INVESTMENTS - 2.34%
Repurchase Agreement - 2.34%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $9,200,003 on 03/01/2011,
collateralized by $9,215,000 U.S. Treasury
Notes, 2.125% due 05/31/2015 (valued at
$9,387,781, including interest)	$9,200,000	$9,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,200,000)		$9,200,000

Total Investments (Optimized Value Fund)
(Cost $366,899,279) - 100.00%		$393,648,985
Other assets and liabilities, net - 0.00%		10,089

TOTAL NET ASSETS - 100.00%		$393,659,074

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.14%
Consumer Discretionary - 3.78%
Hotels, Restaurants & Leisure - 3.78%
Marriott International, Inc., Class A (L)	215,373	$8,444,775
Starwood Hotels &
Resorts Worldwide, Inc. (L)	91,500	5,590,650

		14,035,425

		14,035,425

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 91.36%
Real Estate Investment Trusts - 90.37%
Alexandria Real Estate Equities, Inc.	53,800	$4,314,760
AMB Property Corp.	308,100	11,208,678
AvalonBay Communities, Inc. (L)	132,016	15,977,896
BioMed Realty Trust, Inc.	261,400	4,744,410
Boston Properties, Inc.	142,050	13,625,436
BRE Properties, Inc.	231,940	11,019,469
Camden Property Trust	192,100	11,366,557
CBL & Associates Properties, Inc. (L)	269,014	4,801,900
DCT Industrial Trust, Inc. (L)	325,300	1,828,186
Douglas Emmett, Inc. (L)	419,100	7,858,125
EastGroup Properties, Inc.	89,100	4,056,723
Equity One, Inc. (L)	258,500	4,947,690
Equity Residential	343,250	18,916,508
Essex Property Trust, Inc. (L)	77,500	9,592,950
Federal Realty Investment Trust	161,980	13,635,476
General Growth Properties, Inc. (I)	588,794	9,373,600
Healthcare Realty Trust, Inc. (L)	350,300	8,161,990
Highwoods Properties, Inc.	147,200	4,994,496
Host Hotels & Resorts, Inc. (L)	748,562	13,773,541
Kilroy Realty Corp. (L)	265,400	10,284,250
Kimco Realty Corp.	558,500	10,823,730
Plum Creek Timber Company, Inc. (L)	142,200	5,966,712
Post Properties, Inc.	56,800	2,215,200
ProLogis	439,100	7,139,766
Public Storage (L)	153,700	17,252,825
Regency Centers Corp. (L)	207,750	9,400,688
Simon Property Group, Inc.	330,451	36,362,828
SL Green Realty Corp. (L)	158,100	11,972,913
Starwood Property Trust, Inc.	98,600	2,306,254
Taubman Centers, Inc. (L)	129,600	7,190,208
Terreno Realty Corp.	55,800	1,022,814
The Macerich Company (L)	272,312	13,789,880
Vornado Realty Trust	183,874	17,160,960
Washington Real Estate Investment Trust	153,900	4,807,836
Weingarten Realty Investors (L)	131,600	3,404,492

		335,299,747
Real Estate Management & Development - 0.99%
Forest City Enterprises, Inc., Class A (L)	194,141	3,669,265

		338,969,012

TOTAL COMMON STOCKS (Cost $206,296,379)		$353,004,437

SECURITIES LENDING COLLATERAL - 19.16%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	7,105,842	71,110,999

TOTAL SECURITIES LENDING
COLLATERAL (Cost $71,093,364)		$71,110,999

SHORT-TERM INVESTMENTS - 5.86%
Short-Term Securities* - 5.86%
State Street Institutional US Government
Money Market Fund, 0.0647%	$1,033,766	$1,033,766
T. Rowe Price Prime Reserve Fund, 0.2212%	20,703,031	20,703,031

		21,736,797

TOTAL SHORT-TERM INVESTMENTS (Cost $21,736,798)		$21,736,797

Total Investments (Real Estate Equity Fund)
(Cost $299,126,541) - 120.16%		$445,852,233
Other assets and liabilities, net - (20.16%)		(74,802,591)

TOTAL NET ASSETS - 100.00%		$371,049,642

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.25%
Financials - 96.65%
Real Estate Investment Trusts - 96.65%
AMB Property Corp. (L)	143,850	$5,233,263
American Assets Trust, Inc.	154,750	3,336,410
Apartment Investment & Management
Company, Class A	288,600	7,402,590
AvalonBay Communities, Inc. (L)	178,549	21,609,785
Boston Properties, Inc. (L)	294,764	28,273,763
Brandywine Realty Trust (L)	721,200	8,870,760
BRE Properties, Inc. (L)	251,670	11,956,842
Camden Property Trust (L)	163,200	9,656,544
Campus Crest Communities, Inc.	111,000	1,589,520
Cogdell Spencer, Inc.	451,600	2,894,756
Colonial Properties Trust (L)	449,250	8,854,717
CommonWealth	251,300	7,214,823
DCT Industrial Trust, Inc. (L)	262,050	1,472,721
Developers Diversified Realty Corp. (L)	725,050	10,368,215
Digital Realty Trust, Inc. (L)	236,850	13,931,517
Douglas Emmett, Inc. (L)	351,150	6,584,062
Entertainment Properties Trust (L)	99,211	4,729,388
Equity Lifestyle Properties, Inc. (L)	99,850	5,795,294
Equity Residential (L)	233,953	12,893,150
Extra Space Storage, Inc. (L)	446,250	8,813,438
Federal Realty Investment Trust	15,400	1,296,372
General Growth Properties, Inc. (I)	566,663	9,021,275
Glimcher Realty Trust (L)	244,350	2,248,020
HCP, Inc. (L)	472,137	17,941,206
Host Hotels & Resorts, Inc. (L)	1,320,606	24,299,150
Hudson Pacific Properties, Inc.	67,600	1,017,380
Kimco Realty Corp. (L)	885,850	17,167,773
LTC Properties, Inc.	175,850	5,138,337
Medical Properties Trust, Inc. (L)	78,500	920,805
Pebblebrook Hotel Trust	298,350	6,545,799
Post Properties, Inc. (L)	209,350	8,164,650
ProLogis	1,343,960	21,852,790
PS Business Parks, Inc. (L)	51,300	3,233,952
Public Storage (L)	147,826	16,593,469
Ramco-Gershenson Properties Trust (L)	242,126	3,271,122
Sabra Healthcare, Inc. (L)	91,733	1,689,722
Senior Housing Properties Trust	513,523	12,601,854
Simon Property Group, Inc. (L)	440,747	48,499,800
SL Green Realty Corp. (L)	265,500	20,106,315
Strategic Hotels & Resorts, Inc. (I)	887,500	5,768,750
Tanger Factory Outlet Centers, Inc. (L)	390,400	10,404,160
Taubman Centers, Inc. (L)	234,950	13,035,026
Vornado Realty Trust (L)	122,420	11,425,459
Washington Real Estate Investment Trust (L)	42	1,312

		443,726,056

		443,726,056
Health Care - 2.60%
Health Care Providers & Services - 2.60%
Brookdale Senior Living, Inc. (I)(L)	444,350	11,948,572

TOTAL COMMON STOCKS (Cost $342,205,715)		$455,674,628

SECURITIES LENDING COLLATERAL - 26.38%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	12,103,740	121,126,966

TOTAL SECURITIES LENDING
COLLATERAL (Cost $121,119,224)		$121,126,966

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 1.22%
Repurchase Agreement - 1.22%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $5,605,002 on 03/01/2011,
collateralized by $5,700,000 Federal Home
Loan Mortgage Corp., 1.250% due
09/30/2013 (valued at $5,721,375,
including interest)		$5,605,000	$5,605,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,605,000)			$5,605,000

Total Investments (Real Estate Securities Fund)
(Cost $468,929,939) - 126.85%			$582,406,594
Other assets and liabilities, net - (26.85%)			(123,293,329)

TOTAL NET ASSETS - 100.00%			$459,113,265

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 87.49%
U.S. Government - 86.96%
Treasury Inflation Protected Securities
0.500%, 04/15/2015		$505,660	$524,425
0.625%, 04/15/2013		29,033,200	30,273,905
1.125%, 01/15/2021		8,015,120	8,089,011
1.375%, 07/15/2018 to 01/15/2020 (F)		49,007,910	51,592,627
1.625%, 01/15/2015 to 01/15/2018		23,342,529	25,259,199
1.750%, 01/15/2028		14,123,025	14,255,428
1.875%, 07/15/2013 to 07/15/2019		84,989,085	92,179,168
2.000%, 01/15/2014 to 01/15/2016		61,529,187	67,190,121
2.000%, 01/15/2026 (F)		29,262,095	30,930,942
2.375%, 04/15/2011 to 01/15/2027		101,643,764	111,609,662
2.500%, 07/15/2016 (F)		53,669,683	60,902,532
2.500%, 01/15/2029		20,926,400	23,473,540
2.625%, 07/15/2017		19,140,026	21,964,673
3.000%, 07/15/2012		59,181,839	63,278,346
3.375%, 01/15/2012 to 04/15/2032		34,687,059	38,543,498
3.625%, 04/15/2028		29,271,390	37,414,779
3.875%, 04/15/2029		50,204,863	66,623,410

			744,105,266
U.S. Government Agency - 0.53%
FDIC Structured Sale Guaranteed Notes
Zero Coupon 10/25/2011 (S)		4,500,000	4,483,530
Federal National Mortgage Association
1.525%, 10/01/2044 (P)		60,883	60,837

			4,544,367

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $749,184,884)			$748,649,633

FOREIGN GOVERNMENT
OBLIGATIONS - 1.83%
Australia - 1.73%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	14,823,477
Italy - 0.10%
Republic of Italy
2.100%, 09/15/2016	EUR	607,578	838,930

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,553,536)			$15,662,407

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 22.90%
Consumer Discretionary - 0.77%
EchoStar DBS Corp.
6.375%, 10/01/2011		$1,708,000	$1,742,160
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		1,000,000	1,004,357
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		1,000,000	1,112,500
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,738,386

			6,597,403
Energy - 1.82%
BP Capital Markets PLC
0.442%, 04/11/2011 (P)		200,000	199,999
Gaz Capital SA
7.343%, 04/11/2013 (S)		300,000	326,550
8.146%, 04/11/2018 (S)		400,000	462,248
Gazprom Via Gaz Capital SA
5.092%, 11/29/2015 (S)		200,000	204,500
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		9,300,000	10,025,019
Petrobras International Finance Company
3.875%, 01/27/2016		4,300,000	4,342,355

			15,560,671
Financials - 18.83%
Ally Financial, Inc.
5.375%, 06/06/2011		4,200,000	4,231,500
6.875%, 09/15/2011		500,000	511,250
American Express Bank
0.392%, 05/29/2012 (P)		5,900,000	5,883,982
American Express Bank FSB
0.414%, 06/12/2012 (P)		700,000	698,219
American Express Centurion Bank
0.414%, 06/12/2012 (P)		5,100,000	5,083,792
American International Group, Inc.
0.413%, 10/18/2011 (P)		1,200,000	1,194,767
5.850%, 01/16/2018		2,800,000	2,955,389
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		1,500,000	1,646,250
Bank of America Corp.
0.743%, 06/11/2012 (P)	GBP	3,600,000	5,778,684
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$5,200,000	5,383,149
Barclays Bank PLC (7.434% to
12/15/2017, then 3 month
LIBOR + 3.170%)
7.434%, (P)(Q)(S)		600,000	586,500
Countrywide Financial Corp, Series MTN
0.751%, 05/07/2012 (P)		6,700,000	6,671,806
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,584,997
FCE Bank PLC
7.125%, 01/16/2012	EUR	200,000	284,960
Ford Motor Credit Company LLC
7.250%, 10/25/2011		$6,350,000	6,555,511
7.800%, 06/01/2012		450,000	479,900
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,808,198
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	950,210
ICICI Bank, Ltd.
2.063%, 02/24/2014 (P)(S)		1,000,000	998,150

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ING Bank NV
0.933%, 01/13/2012 (S)(P)		$10,800,000	$10,793,714
1.623%, 10/18/2013 (S)(P)		400,000	399,476
International Lease Finance Corp.
5.350%, 03/01/2012		4,300,000	4,391,375
6.500%, 09/01/2014 (S)		700,000	754,950
6.625%, 11/15/2013		600,000	627,000
6.750%, 09/01/2016 (S)		700,000	757,750
7.125%, 09/01/2018 (S)		1,300,000	1,418,625
JPMorgan Chase & Company, Series 1
1.091%, 01/01/1900 (P)	EUR	4,900,000	6,331,261
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$1,800,000	1,841,218
Lehman Brothers Holdings, Inc.
04/05/2011 (H)	EUR	36,000	11,674
5.125%, 06/27/2014 (H)		850,000	278,577
6.200%, 09/26/2014 (H)		$300,000	77,250
6.875%, 05/02/2018 (H)		1,200,000	313,500
7.000%, 09/27/2027 (H)		300,000	76,125
Merrill Lynch & Company, Inc.
1.006%, 06/29/2012 (P)	EUR	2,100,000	2,832,765
1.457%, 09/27/2012 (P)		1,500,000	2,016,225
Morgan Stanley
0.753%, 10/18/2016 (P)		$400,000	373,156
1.422%, 03/01/2013 (P)	EUR	12,900,000	17,431,851
Mystic Re, Ltd.
10.311%, 06/07/2011 (P)(S)		$1,500,000	1,526,250
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,841,902
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	638,275
Pricoa Global Funding I
0.433%, 06/26/2012 (P)(S)		7,600,000	7,548,328
Santander US Debt SA Unipersonal
1.103%, 03/30/2012 (P)(S)		12,000,000	11,878,824
SLM Corp.
3.646%, 02/01/2014 (P)		13,000	12,933
5.050%, 11/14/2014		1,000,000	1,000,160
5.375%, 05/15/2014		4,000,000	4,124,232
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,358,278
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017 (P)	EUR	1,000,000	1,282,238
The Royal Bank of Scotland Group PLC
2.733%, 08/23/2013 (P)		$8,200,000	8,328,740
4.875%, 03/16/2015		4,200,000	4,354,199
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,444,320
UBS AG/Stamford CT
1.413%, 02/23/2012 (P)		1,355,000	1,366,345
Vita Capital III, Ltd.
1.423%, 01/01/2012 (P)(S)		500,000	497,100
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)		900,000	963,000

			161,178,830
Health Care - 0.73%
Cardinal Health, Inc.
6.000%, 06/15/2017		595,000	666,705
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,609,500

			6,276,205

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials - 0.13%
GATX Financial Corp.
5.800%, 03/01/2016		$1,000,000	$1,078,334
Information Technology - 0.50%
NXP BV/NXP Funding LLC
3.748%, 10/15/2013 (P)	EUR	3,100,000	4,245,761
Materials - 0.12%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,063,137

TOTAL CORPORATE BONDS (Cost $190,625,147)			$196,000,341

MUNICIPAL BONDS - 0.20%
New Jersey - 0.06%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041		900,000	538,704
Ohio - 0.06%
Buckeye Tobacco Settlement Financing
Authority
6.000%, 06/01/2042		800,000	549,008
West Virginia - 0.08%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047		950,000	658,635

TOTAL MUNICIPAL BONDS (Cost $2,472,310)			$1,746,347

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.99%
Commercial & Residential - 9.99%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A
1.463%, 05/17/2060 (P)(S)		4,000,000	4,003,925
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A1B
2.291%, 05/16/2047 (P)(S)	EUR	463,852	640,140
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.434%, 06/10/2049 (P)(S)		$200,000	192,603
Series 2006-5, Class A4,
5.414%, 09/10/2047		500,000	533,728
Series 2007-3 A2,
5.657%, 06/10/2049 (P)		200,000	207,565
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
2.793%, 02/20/2036 (P)		5,072,460	4,879,996
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2
3.030%, 02/25/2035 (P)		737,438	653,287
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.340%, 08/25/2035 (P)		321,711	309,708
Series 2005-5, Class A2,
2.440%, 08/25/2035 (P)		565,978	542,824
Series 2003-3, Class 3A2,
2.718%, 05/25/2033 (P)		125,482	126,650
Series 2005-2, Class A1,
2.730%, 03/25/2035 (P)		1,020,873	978,958
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		322,356	309,910

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Series 2006-BBA7,
Class A2
0.426%, 03/15/2019 (P)(S)		$5,800,000	$5,641,701
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		1,014,872	910,626
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.698%, 12/10/2049 (P)		183,000	198,334
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.210%, 08/25/2035 (P)		94,016	89,693
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)		409,871	388,355
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)		422,246	382,116
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)		72,712	66,921
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD5,
Class A4
5.886%, 11/15/2044 (P)		500,000	542,514
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB5,
Class 2A1
3.049%, 04/20/2035 (P)		2,748,481	2,645,652
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.716%, 06/15/2039 (P)		750,000	798,464
CS First Boston Mortgage
Securities Corp., Series 2004-AR3,
Class 2A
2.722%, 04/25/2034 (P)		7,464,460	7,519,324
Granite Master Issuer PLC
Series 2006-3, Class A3,
0.303%, 12/20/2054 (P)		1,089,322	1,031,960
Series 2006-4, Class A6,
0.353%, 12/20/2054 (P)		212,778	201,575
GSR Mortgage Loan TrusT,
Series 2005-AR7, Class 2A1
2.872%, 11/25/2035 (P)		4,204,199	3,781,097
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.741%, 04/19/2034 (P)		8,828,312	8,670,127
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.339%, 10/15/2054 (P)(S)	EUR	4,700,000	6,468,795
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		$800,000	850,217
Series 2006-CB17, Class A4,
5.429%, 12/12/2043		620,000	664,348
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.977%, 07/25/2035 (P)		812,888	802,499
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)		200,000	215,821
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.661%, 03/25/2036 (P)		782,735	254,514

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.471%, 02/25/2036 (P)		$9,021,944	$7,056,135
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-9,
Class A4
5.700%, 09/12/2049		400,000	425,748
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.875%, 06/11/2049 (P)		1,160,000	1,258,633
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%, 08/25/2035		3,486,544	3,421,081
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
3.900%, 05/25/2036 (P)		1,700,000	1,412,063
RBSCF Trust, Series 2009-RR2,
Class WBA
5.899%, 02/16/2051 (P)(S)		3,300,000	3,571,958
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.441%, 06/25/2046 (P)		1,302,948	526,787
Structured Asset Mortgage
Investments, Inc., Series 2005-AR5,
Class A3
0.512%, 07/19/2035 (P)		6,600,566	6,183,087
Swan, Series 2010-1, Class A
6.118%, 04/25/2041 (P)	AUD	2,308,033	2,313,240
Thornburg Mortgage Securities Trust,
Series 2007-2 ,Class A2A
0.390%, 06/25/2037 (P)		$846,807	828,250
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)		870,000	933,940
Series 2006-C28, Class A4,
5.572%, 10/15/2048		500,000	535,512
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1
4.943%, 03/25/2037 (P)		1,105,491	968,037
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		827,897	500,449
U.S. Government Agency - 3.00%
Federal Home Loan Mortgage Corp.
Series 3397, Class FC,
0.856%, 12/15/2037 (P)		7,818,394	7,838,007
Series 2979, Class MB,
5.500%, 11/15/2018		754,552	778,112
Federal National Mortgage Association
Series 2007-63, Class FC,
0.611%, 07/25/2037 (P)		7,666,372	7,617,409
Series 2006-30, Class KF,
0.700%, 05/25/2036 (P)		7,541,356	7,516,820
Series 2007-4, Class DF,
0.706%, 02/25/2037 (P)		1,729,476	1,710,010
Series 2003-34, Class A1,
6.000%, 04/25/2043		17,123	18,582
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		25,929	28,229

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		$156,802	$170,222

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $105,832,944)			$111,116,258

ASSET BACKED SECURITIES - 3.71%
AMMC CDO, Series 2005-5A,
Class A1A
0.538%, 08/08/2017 (P)(S)		2,100,000	2,008,003
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.529%, 03/12/2018 (P)(S)		1,484,006	1,439,709
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.461%, 10/25/2035 (P)		266,217	227,009
Babson CLO Ltd./Cayman Islands,
Series 2004-2A, Class A2A
0.633%, 11/15/2016 (P)(S)		792,381	770,590
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
3.015%, 08/15/2018 (P)(S)		4,800,000	5,119,032
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		824,980	456,656
Duane Street CLC, Series 2005-1A,
Class A2
0.561%, 11/08/2017 (P)(S)		485,188	464,170
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.311%, 11/25/2036 (P)		380,129	376,891
Harvest CLO SA, Series IX, Class A1
1.628%, 03/29/2017 (P)	EUR	372,608	467,904
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
3.000%, 04/20/2017 (P)(S)		710,436	972,269
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.600%, 07/17/2014		1,900,000	2,689,246
Race Point CLO, Series 2A, Class A1
0.863%, 05/15/2015 (P)(S)		$410,436	403,209
SLM Student Loan Trust, Series 2008-9,
Class A
1.803%, 04/25/2023 (P)		15,308,565	15,806,942
Wood Street CLO BV, Series II-A,
Class A1
1.388%, 03/29/2021 (P)(S)	EUR	397,091	502,633

TOTAL ASSET BACKED SECURITIES (Cost $31,283,115)			$31,704,263

PREFERRED SECURITIES - 0.06%
Financials - 0.06%
Wells Fargo & Company,
Series L 7.500%		500	$515,000

TOTAL PREFERRED SECURITIES (Cost $500,000)			$515,000

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.01%
Puts - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 11/19/2012;
Strike Price : 2.00; Counterparty:
Goldman Sachs Capital
Markets LP) (I)	12,600,000	$83,571

TOTAL OPTIONS PURCHASED (Cost $30,555)		$83,571

SHORT-TERM INVESTMENTS - 0.31%
Repurchase Agreement - 0.20%
Morgan Stanley Tri-Party Repurchase
Agreement dated 02/28/2011 at
0.180% to be repurchased at $100,001
on 03/01/2011, collateralized by
$100,200 U.S. Treasury Notes, 1.375%
due 09/15/2012 (valued at $102,241,
including interest)	$100,000	$100,000
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at
$1,653,000 on 03/01/2011,
collateralized by $1,680,000 Federal
National Mortgage Association,
0.625% due 09/24/2012 (valued at
$1,686,300, including interest)	1,653,000	1,653,000

		1,753,000
Short-Term Securities* - 0.11%
U.S. Treasury Bill
0.190%, 07/07/2011	301,000	300,800
0.253%, 08/25/2011	600,000	599,539

		900,339

TOTAL SHORT-TERM INVESTMENTS (Cost $2,653,339)		$2,653,339

Total Investments (Real Return Bond Fund)
(Cost $1,096,135,830) - 129.50%		$1,108,131,159
Other assets and liabilities, net - (29.50%)		(252,406,205)

TOTAL NET ASSETS - 100.00%		$855,724,954

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 8.00%
John Hancock Funds II (G) - 8.00%
Index 500, Class NAV (John Hancock) (2)(A)	61,997	$608,812
International Equity Index, Class NAV (SSgA)	11,035	202,937
Fixed Income - 92.01%
John Hancock Funds II (G) - 92.01%
Total Bond Market,
Class NAV (Declaration) (A)	908,086	9,335,121
Total investments (Retirement 2010 Portfolio)
(Cost $10,071,518) - 100.01%		$10,146,870
Other assets and liabilities, net - (0.01%)		(1,177)

TOTAL NET ASSETS - 100.00%		$10,145,693

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 23.00%
John Hancock Funds II (G) - 23.00%
Index 500, Class NAV (John Hancock) (2)(A)	223,618	$2,195,928
International Equity Index, Class NAV (SSgA)	40,162	738,570
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	2,841	59,349
Small Cap Index, Class NAV
(John Hancock) (2)(A)	2,824	39,755
Fixed Income - 77.01%
John Hancock Funds II (G) - 77.01%
Total Bond Market,
Class NAV (Declaration) (A)	987,873	10,155,343
Total investments (Retirement 2015 Portfolio)
(Cost $13,041,778) - 100.01%		$13,188,945
Other assets and liabilities, net - (0.01%)		(1,394)

TOTAL NET ASSETS - 100.00%		$13,187,551

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 44.00%
John Hancock Funds II (G) - 44.00%
Index 500, Class NAV (John Hancock) (2)(A)	551,637	$5,417,077
International Equity Index, Class NAV (SSgA)	100,234	1,843,311
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	30,614	639,516
Small Cap Index, Class NAV
(John Hancock) (2)(A)	26,718	376,186
Fixed Income - 56.01%
John Hancock Funds II (G) - 56.01%
Total Bond Market,
Class NAV (Declaration) (A)	1,024,631	10,533,206
Total investments (Retirement 2020 Portfolio)
(Cost $18,434,040) - 100.01%		$18,809,296
Other assets and liabilities, net - (0.01%)		(1,761)

TOTAL NET ASSETS - 100.00%		$18,807,535

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 62.51%
John Hancock Funds II (G) - 62.51%
Index 500, Class NAV (John Hancock) (2)(A)	959,608	$9,423,346
International Equity Index, Class NAV (SSgA)	168,210	3,093,378
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	50,731	1,059,768

Retirement 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Small Cap Index, Class NAV
(John Hancock) (2)(A)	52,891	$744,702
Fixed Income - 37.50%
John Hancock Funds II (G) - 37.50%
Total Bond Market,
Class NAV (Declaration) (A)	835,866	8,592,718
Total investments (Retirement 2025 Portfolio)
(Cost $22,243,483) - 100.01%		$22,913,912
Other assets and liabilities, net - (0.01%)		(2,315)

TOTAL NET ASSETS - 100.00%		$22,911,597

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 73.01%
John Hancock Funds II (G) - 73.01%
Index 500, Class NAV (John Hancock) (2)(A)	812,113	$7,974,953
International Equity Index, Class NAV (SSgA)	143,343	2,636,072
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	41,530	867,568
Small Cap Index, Class NAV
(John Hancock) (2)(A)	49,768	700,728

FIXED INCOME - 27.00%
John Hancock Funds II (G) - 27.00%
Total Bond Market,
Class NAV (Declaration) (A)	438,198	4,504,681
Total investments (Retirement 2030 Portfolio)
(Cost $16,181,752) - 100.01%		$16,684,002
Other assets and liabilities, net - (0.01%)		(1,650)

TOTAL NET ASSETS - 100.00%		$16,682,352

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 79.08%
John Hancock Funds II (G) - 79.08%
Index 500, Class NAV (John Hancock) (2)(A)	733,777	$7,205,689
International Equity Index, Class NAV (SSgA)	132,915	2,444,313
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	37,440	782,131
Small Cap Index, Class NAV
(John Hancock) (2)(A)	45,618	642,295

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2035 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 20.93%
John Hancock Funds II (G) - 20.93%
Total Bond Market,
Class NAV (Declaration) (A)	285,191	$2,931,759
Total investments (Retirement 2035 Portfolio)
(Cost $13,515,356) - 100.01%		$14,006,187
Other assets and liabilities, net - (0.01%)		(1,461)

TOTAL NET ASSETS - 100.00%		$14,004,726

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.01%
John Hancock Funds II (G) - 82.01%
Index 500, Class NAV (John Hancock) (2)(A)	428,751	$4,210,332
International Equity Index, Class NAV (SSgA)	78,324	1,440,377
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	21,973	459,021
Small Cap Index, Class NAV
(John Hancock) (2)(A)	26,980	379,880
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond Market,
Class NAV (Declaration) (A)	138,575	1,424,548
Total investments (Retirement 2040 Portfolio)
(Cost $7,656,877) - 100.01%		$7,914,158
Other assets and liabilities, net - (0.01%)		(969)

TOTAL NET ASSETS - 100.00%		$7,913,189

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.01%
John Hancock Funds II (G) - 82.01%
Index 500, Class NAV (John Hancock) (2)(A)	421,377	$4,137,922
International Equity Index, Class NAV (SSgA)	76,977	1,415,605
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	21,595	451,127
Small Cap Index, Class NAV
(John Hancock) (2)(A)	26,516	373,346
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond Market,
Class NAV (Declaration) (A)	136,192	1,400,050
Total investments (Retirement 2045 Portfolio)
(Cost $7,538,557) - 100.01%		$7,778,050
Other assets and liabilities, net - (0.01%)		(918)

TOTAL NET ASSETS - 100.00%		$7,777,132

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 94.15%
U.S. Government - 22.20%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	$2,261,285	$2,437,595
U.S. Treasury, Note
1.250%, 09/30/2015	1,700,000	1,647,937
U.S. Treasury Notes
0.750%, 08/15/2013	3,755,000	3,742,090
1.125%, 12/15/2012	4,470,000	4,511,035
1.250%, 08/31/2015	1,130,000	1,097,777
1.500%, 12/31/2013	790,000	799,072
1.750%, 03/31/2014	690,000	701,428
1.875%, 06/15/2012 to 06/30/2015	4,970,000	5,047,302
2.000%, 01/31/2016	1,275,000	1,269,023
2.125%, 05/31/2015	5,100,000	5,172,930
2.500%, 04/30/2015	2,395,000	2,468,534

		28,894,723
U.S. Government Agency - 71.95%
Federal Agricultural Mortgage Corp.
1.250%, 12/06/2013	3,070,000	3,041,599
2.125%, 09/15/2015	3,580,000	3,573,248
2.375%, 07/22/2015	4,990,000	4,970,539
3.250%, 08/11/2014	805,000	840,573
5.500%, 07/15/2011 (S)	3,505,000	3,572,738
Federal Farm Credit Bank
1.840%, 03/01/2013	5,500,000	5,500,000
2.625%, 04/17/2014	1,980,000	2,054,072
3.875%, 10/07/2013	1,430,000	1,529,974
Federal Home Loan Bank
3.625%, 10/18/2013	1,390,000	1,478,161
Federal Home Loan Mortgage Corp.
1.125%, 10/25/2013	2,520,000	2,516,457
4.239%, 09/01/2039 (P)	819,383	869,120
4.500%, 10/01/2024 to 11/01/2024	4,087,076	4,281,887
6.500%, 04/01/2038	636,519	709,278
Federal National Mortgage Association
0.750%, 12/18/2013	1,630,000	1,606,507
1.250%, 02/27/2014	1,770,000	1,766,957
1.500%, 09/08/2014	3,320,000	3,294,682
1.600%, 09/30/2014	2,000,000	1,981,096
1.850%, 03/25/2013	2,470,000	2,472,267
1.875%, 09/09/2015	1,660,000	1,629,353
2.000%, 04/15/2013 to 04/14/2014	4,265,000	4,272,955
2.375%, 07/28/2015	1,835,000	1,851,750
3.150%, 10/01/2040 (P)	6,013,757	6,169,835
3.530%, 07/01/2039 (P)	291,631	303,673
4.278%, 05/01/2034 (P)	279,083	296,614
4.500%, 07/01/2025	1,350,000	1,415,192
4.948%, 04/01/2048 (P)	21,060	22,503
5.500%, 05/01/2034	3,547,852	3,815,359
6.000%, 02/01/2037	1,766,764	1,922,303
6.500%, 09/01/2036 to 01/01/2039	7,330,332	8,171,686
Government National Mortgage Association
3.500%, 10/20/2039 (P)	252,423	263,170
4.000%, 08/20/2039 (P)	850,169	898,401
Tennessee Valley Authority
4.375%, 06/15/2015	4,245,000	4,637,960
4.750%, 08/01/2013	1,460,000	1,584,328
6.000%, 03/15/2013	1,342,000	1,478,783
6.790%, 05/23/2012	7,525,000	8,109,264

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
7.140%, 05/23/2012	$700,000	$756,251

		93,658,535

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $122,024,057)		$122,553,258

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.86%
U.S. Government Agency - 3.86%
Federal Home Loan Mortgage Corp.,
Series 3499, Class PA
4.500%, 08/15/2036	1,411,076	1,465,369
Federal National Mortgage Association,
Series 2010-53, Class MA
4.500%, 09/25/2037	1,082,644	1,136,088
Government National Mortgage Association
Series 2010-88, Class BA,
4.500%, 01/20/2036	1,978,775	2,071,910
Series 2010-91, Class GA,
4.500%, 09/20/2036	335,658	352,982

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,059,047)		$5,026,349

SHORT-TERM INVESTMENTS - 1.38%
Short-Term Securities* - 1.38%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	1,800,000	1,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,800,000)		$1,800,000

Total Investments (Short Term Government Income Fund)
(Cost $128,883,104) - 99.39%		$129,379,607
Other assets and liabilities, net - 0.61%		787,512

TOTAL NET ASSETS - 100.00%		$130,167,119

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.57%
Consumer Discretionary - 19.75%
Automobiles - 0.80%
Thor Industries, Inc.	47,140	$1,566,934
Distributors - 0.72%
LKQ Corp. (I)	59,300	1,408,968
Hotels, Restaurants & Leisure - 2.96%
AFC Enterprises, Inc. (I)	66,813	988,164
Domino’s Pizza, Inc. (I)	98,730	1,665,575
Penn National Gaming, Inc. (I)(L)	40,260	1,440,100
The Cheesecake Factory, Inc. (I)(L)	59,327	1,722,856

		5,816,695
Household Durables - 2.46%
Tempur-Pedic International, Inc. (I)	103,050	4,837,166
Leisure Equipment & Products - 1.59%
Brunswick Corp. (L)	100,550	2,315,667
RC2 Corp. (I)	37,460	813,257

		3,128,924

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.12%
Cinemark Holdings, Inc.	109,410	$2,196,953
Multiline Retail - 1.22%
Big Lots, Inc. (I)	58,290	2,391,639
Specialty Retail - 4.06%
Dick’s Sporting Goods, Inc. (I)	62,940	2,337,592
Lumber Liquidators Holdings, Inc. (I)(L)	57,760	1,344,653
The Children’s Place Retail Stores, Inc. (I)	17,950	820,315
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	39,250	1,637,903
Williams-Sonoma, Inc.	51,200	1,847,808

		7,988,271
Textiles, Apparel & Luxury Goods - 4.82%
Columbia Sportswear Company (L)	31,620	1,985,420
CROCS, Inc. (I)	98,570	1,739,761
Hanesbrands, Inc. (I)	128,138	3,320,055
Under Armour, Inc., Class A (I)(L)	36,700	2,430,641

		9,475,877

		38,811,427
Consumer Staples - 2.55%
Food & Staples Retailing - 0.67%
Fresh Market, Inc. (I)	32,080	1,308,864
Food Products - 1.88%
Green Mountain Coffee Roasters, Inc. (I)(L)	90,610	3,695,075

		5,003,939
Energy - 6.08%
Energy Equipment & Services - 3.41%
Dril-Quip, Inc. (I)	16,170	1,240,239
Global Industries, Ltd. (I)	126,500	1,135,970
Gulfmark Offshore, Inc., Class A (I)	35,500	1,575,490
Hornbeck Offshore Services, Inc. (I)	33,990	965,656
Tidewater, Inc.	28,500	1,772,985

		6,690,340
Oil, Gas & Consumable Fuels - 2.67%
Cabot Oil & Gas Corp. (L)	46,870	2,140,084
Overseas Shipholding Group, Inc. (L)	36,860	1,244,394
Rosetta Resources, Inc. (I)	41,100	1,864,296

		5,248,774

		11,939,114
Financials - 1.16%
Capital Markets - 1.16%
Evercore Partners, Inc., Class A	40,200	1,386,096
Stifel Financial Corp. (I)	12,340	885,272

		2,271,368

		2,271,368
Health Care - 15.02%
Biotechnology - 3.56%
Ardea Biosciences, Inc. (I)(L)	20,797	551,328
Exelixis, Inc. (I)	17,100	212,895
Incyte Corp. (I)(L)	76,050	1,040,364
Onyx Pharmaceuticals, Inc. (I)	29,300	1,032,532
Pharmasset, Inc. (I)	22,200	1,110,000
Regeneron Pharmaceuticals, Inc. (I)(L)	48,822	1,770,774
Seattle Genetics, Inc. (I)(L)	86,480	1,284,228

		7,002,121
Health Care Equipment & Supplies - 4.96%
Gen-Probe, Inc. (I)	52,130	3,277,933
HeartWare International, Inc. (I)(L)	20,340	1,710,187
NuVasive, Inc. (I)(L)	42,340	1,131,748

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Volcano Corp. (I)	69,180	$1,815,283
Zoll Medical Corp. (I)	38,900	1,800,292

		9,735,443
Health Care Providers & Services - 1.27%
WellCare Health Plans, Inc. (I)	66,720	2,505,336
Health Care Technology - 1.88%
Allscripts-Misys Healthcare Solutions, Inc. (I)	70,090	1,496,422
SXC Health Solutions Corp. (I)	44,366	2,189,462

		3,685,884
Life Sciences Tools & Services - 2.15%
Parexel International Corp. (I)	57,598	1,351,825
Pharmaceutical Product Development, Inc.	104,590	2,873,087

		4,224,912
Pharmaceuticals - 1.20%
Auxilium Pharmaceuticals, Inc. (I)(L)	43,900	986,433
Salix Pharmaceuticals, Ltd. (I)	41,270	1,375,942

		2,362,375

		29,516,071
Industrials - 19.41%
Aerospace & Defense - 0.84%
AerCap Holdings NV (I)	49,930	677,550
DigitalGlobe, Inc. (I)	30,100	971,628

		1,649,178
Airlines - 1.49%
Allegiant Travel Company (L)	26,060	1,075,496
Copa Holdings SA, Class A	34,710	1,851,084

		2,926,580
Building Products - 0.99%
Trex Company, Inc. (I)(L)	65,256	1,954,417
Commercial Services & Supplies - 3.31%
Corrections Corp. of America (I)	82,328	2,045,028
Knoll, Inc. (L)	18,660	385,702
Sykes Enterprises, Inc. (I)	116,364	2,164,370
The Geo Group, Inc. (I)	74,870	1,903,944

		6,499,044
Construction & Engineering - 1.65%
Aecom Technology Corp. (I)	113,010	3,236,606
Machinery - 2.01%
ArvinMeritor, Inc. (I)	118,296	2,119,864
Commercial Vehicle Group, Inc. (I)	52,321	824,579
Lindsay Corp. (L)	14,370	1,014,666

		3,959,109
Professional Services - 2.16%
The Advisory Board Company (I)	56,460	2,888,494
TrueBlue, Inc. (I)	83,690	1,351,594

		4,240,088
Road & Rail - 3.82%
Con-way, Inc.	35,940	1,170,206
J.B. Hunt Transport Services, Inc.	80,060	3,331,296
Old Dominion Freight Line, Inc. (I)	64,920	1,998,238
Vitran Corp., Inc. (I)	79,550	1,000,739

		7,500,479
Trading Companies & Distributors - 3.14%
RSC Holdings, Inc. (I)(L)	118,250	1,611,748
Rush Enterprises, Inc., Class A (I)	53,160	997,813

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)(L)	115,170	$3,567,966

		6,177,527

		38,143,028
Information Technology - 31.82%
Communications Equipment - 7.76%
Acme Packet, Inc. (I)(L)	30,000	2,257,200
ADTRAN, Inc. (L)	58,261	2,649,710
Aruba Networks, Inc. (I)(L)	57,730	1,757,879
Finisar Corp. (I)	71,430	2,930,059
Ixia (I)	56,290	987,890
JDS Uniphase Corp. (I)	56,340	1,389,908
Polycom, Inc. (I)	68,440	3,271,432

		15,244,078
Electronic Equipment, Instruments & Components - 2.47%
Jabil Circuit, Inc.	226,610	4,856,251
Internet Software & Services - 3.08%
Ancestry.com, Inc. (I)	37,110	1,219,435
Demand Media, Inc. (I)(L)	41,680	937,800
Dice Holdings, Inc. (I)(L)	104,590	1,436,021
LivePerson, Inc. (I)	30,603	306,948
Quinstreet, Inc. (I)(L)	98,140	2,138,471

		6,038,675
IT Services - 2.02%
Forrester Research, Inc.	3,600	130,248
Gartner, Inc. (I)	2,000	75,440
Hisoft Technology International, Ltd., ADR (I)	31,000	767,870
Syntel, Inc.	27,700	1,458,405
VeriFone Systems, Inc. (I)	33,820	1,536,781

		3,968,744
Semiconductors & Semiconductor Equipment - 5.02%
Applied Micro Circuits Corp. (I)(L)	149,989	1,574,885
Cavium Networks, Inc. (I)(L)	51,060	2,204,771
Cypress Semiconductor Corp. (I)	70,400	1,475,584
OmniVision Technologies, Inc. (I)	50,060	1,532,837
Skyworks Solutions, Inc. (I)(L)	85,480	3,072,151

		9,860,228
Software - 11.47%
Ariba, Inc. (I)	66,560	2,060,032
Cadence Design Systems, Inc. (I)	264,750	2,634,263
CommVault Systems, Inc. (I)	36,430	1,330,788
Concur Technologies, Inc. (I)(L)	36,160	1,881,405
Fortinet, Inc. (I)	29,300	1,196,612
Informatica Corp. (I)(L)	22,910	1,076,999
Parametric Technology Corp. (I)	76,380	1,810,206
Quest Software, Inc. (I)	38,880	1,041,595
RealD, Inc. (I)(L)	59,540	1,336,674
RealPage, Inc. (I)	48,594	1,205,131
SuccessFactors, Inc. (I)(L)	97,660	3,506,970
TIBCO Software, Inc. (I)	99,470	2,448,951
Velti PLC (I)(L)	74,401	1,007,390

		22,537,016

		62,504,992
Materials - 1.78%
Chemicals - 1.78%
LSB Industries, Inc. (I)(L)	47,110	1,426,491

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Methanex Corp. (L)	71,060	$2,067,846

		3,494,337

		3,494,337

TOTAL COMMON STOCKS (Cost $146,428,081)		$191,684,276

SECURITIES LENDING COLLATERAL - 19.44%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	3,816,012	38,188,360

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,186,567)		$38,188,360

SHORT-TERM INVESTMENTS - 4.48%
Repurchase Agreement - 4.48%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02-28-11 at 0.200% to be
repurchased at $8,800,049 on 03-01-11,
collateralized by $8,937,013 U.S. Treasury
Notes, 2.500% due 05-15-29 (valued at
$8,961,186, including interest) and $14,794
U.S. Treasury Notes, 0.500% due 10-15-13
(valued at $14,822, including interest)	$8,800,000	$8,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,800,000)		$8,800,000

Total Investments (Small Cap Growth Fund)
(Cost $193,414,648) - 121.49%		$238,672,636
Other assets and liabilities, net - (21.49%)		(42,212,708)

TOTAL NET ASSETS - 100.00%		$196,459,928

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.03%
Consumer Discretionary - 12.61%
Auto Components - 0.90%
American Axle &
Manufacturing Holdings, Inc. (I)	4,379	$58,547
Amerigon, Inc. (I)	1,664	22,697
Cooper Tire & Rubber Company	4,423	103,764
Dana Holding Corp. (I)	10,131	191,273
Dorman Products, Inc. (I)	829	28,741
Drew Industries, Inc.	1,432	33,122
Exide Technologies (I)	5,505	65,510
Fuel Systems Solutions, Inc. (I)	1,183	34,449
Modine Manufacturing Company (I)	3,404	50,379
Spartan Motors, Inc.	2,736	17,374
Standard Motor Products, Inc.	1,483	17,247
Stoneridge, Inc. (I)	1,160	17,493
Superior Industries International, Inc.	1,699	33,776
Tenneco, Inc. (I)(L)	4,319	172,242

		846,614
Automobiles - 0.03%
Winnebago Industries, Inc. (I)(L)	2,175	31,451
Distributors - 0.15%
Audiovox Corp., Class A (I)	1,404	11,625
Core-Mark Holding Company, Inc. (I)	778	26,413
Pool Corp. (L)	3,634	90,705

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	630	$16,052

		144,795
Diversified Consumer Services - 1.06%
American Public Education, Inc. (I)	1,349	57,225
Archipelago Learning, Inc. (I)	997	10,648
Bridgepoint Education, Inc. (I)(L)	1,453	27,200
Capella Education Company (I)(L)	1,219	70,300
Coinstar, Inc. (I)(L)	2,296	97,993
Corinthian Colleges, Inc. (I)(L)	6,471	33,908
CPI Corp.	435	10,035
Grand Canyon Education, Inc. (I)	2,273	36,550
K12, Inc. (I)	1,834	61,696
Lincoln Educational Services Corp.	1,226	19,015
Mac-Gray Corp.	943	15,050
Matthews International Corp., Class A	2,171	80,653
Pre-Paid Legal Services, Inc. (I)	526	34,684
Regis Corp.	4,155	72,837
Sotheby’s	4,848	238,619
Steiner Leisure, Ltd. (I)	1,076	50,744
Stewart Enterprises, Inc., Class A (L)	5,830	44,425
Universal Technical Institute, Inc.	1,538	28,299

		989,881
Hotels, Restaurants & Leisure - 2.22%
AFC Enterprises, Inc. (I)	1,943	28,737
Ambassadors Group, Inc.	1,531	16,305
Ameristar Casinos, Inc.	2,037	34,120
Biglari Holdings, Inc. (I)	102	43,632
BJ’s Restaurants, Inc. (I)(L)	1,644	59,102
Bob Evans Farms, Inc.	2,216	69,449
Boyd Gaming Corp. (I)(L)	3,991	42,664
Bravo Brio Restaurant Group, Inc. (I)	890	15,335
Buffalo Wild Wings, Inc. (I)	1,315	69,682
California Pizza Kitchen, Inc. (I)	1,446	24,351
CEC Entertainment, Inc. (I)	1,566	60,589
Churchill Downs, Inc.	864	36,081
Cracker Barrel Old Country Store, Inc.	1,719	85,675
Denny’s Corp. (I)	7,534	29,307
DineEquity, Inc. (I)	1,308	74,831
Domino’s Pizza, Inc. (I)	2,703	45,600
Gaylord Entertainment Company (I)	2,543	91,624
Interval Leisure Group, Inc. (I)	2,882	48,735
Isle of Capri Casinos, Inc. (I)	1,368	12,654
Jack in the Box, Inc. (I)	3,980	87,560
Jamba, Inc. (I)	5,027	11,612
Krispy Kreme Doughnuts, Inc. (I)	4,331	27,155
Life Time Fitness, Inc. (I)	3,026	116,047
Marcus Corp.	1,672	21,769
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	1,322	13,577
Morgans Hotel Group Company (I)	1,895	16,847
Multimedia Games, Inc. (I)	2,499	13,745
O’Charley’s, Inc. (I)	1,476	9,373
Orient-Express Hotels, Ltd., Class A (I)	7,470	94,271
P.F. Chang’s China Bistro, Inc. (L)	1,667	77,415
Papa John’s International, Inc. (I)	1,540	44,937
Peet’s Coffee & Tea, Inc. (I)(L)	842	36,004
Pinnacle Entertainment, Inc. (I)	4,508	59,190
Red Robin Gourmet Burgers, Inc. (I)	1,143	27,272
Ruby Tuesday, Inc. (I)	4,727	63,153
Ruth’s Hospitality Group, Inc. (I)	2,431	12,179
Scientific Games Corp., Class A (I)	4,811	43,107
Shuffle Master, Inc. (I)	4,026	37,885
Sonic Corp. (I)	4,577	40,644

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	990	$14,474
Texas Roadhouse, Inc., Class A (I)	4,165	70,722
The Cheesecake Factory, Inc. (I)(L)	4,361	126,643
Vail Resorts, Inc. (I)	2,626	128,149

		2,082,203
Household Durables - 0.66%
American Greetings Corp., Class A	2,857	61,854
Beazer Homes USA, Inc. (I)	5,528	25,705
Blyth, Inc.	415	14,264
Cavco Industries, Inc. (I)	501	20,451
CSS Industries, Inc.	694	12,145
Ethan Allen Interiors, Inc. (L)	1,802	39,734
Furniture Brands International, Inc. (I)	3,563	15,606
Helen of Troy, Ltd. (I)	2,216	61,893
Hooker Furniture Corp.	916	12,476
Hovnanian Enterprises, Inc., Class A (I)(L)	4,040	16,483
iRobot Corp. (I)(L)	1,537	44,143
Kid Brands, Inc. (I)	1,070	10,015
La-Z-Boy, Inc. (I)	3,762	37,770
Libbey, Inc. (I)	1,514	26,026
Lifetime Brands, Inc. (I)	778	9,344
M/I Homes, Inc. (I)	1,411	18,837
Meritage Homes Corp. (I)	2,335	60,266
Ryland Group, Inc.	3,194	55,448
Sealy Corp. (I)(L)	3,821	11,004
Skyline Corp.	591	11,873
Standard Pacific Corp. (I)	7,809	31,236
Universal Electronics, Inc. (I)	991	27,005

		623,578
Internet & Catalog Retail - 0.36%
Blue Nile, Inc. (I)(L)	912	52,148
drugstore.com, Inc. (I)	7,513	14,951
Gaiam, Inc., Class A	1,418	10,848
HSN, Inc. (I)	2,816	91,464
NutriSystem, Inc. (L)	2,000	26,460
Orbitz Worldwide, Inc. (I)	1,599	5,644
Overstock.com, Inc. (I)	1,130	17,233
PetMed Express, Inc.	1,710	25,462
Shutterfly, Inc. (I)	1,965	83,906
US Auto Parts Network, Inc. (I)	1,061	8,615

		336,731
Leisure Equipment & Products - 0.60%
Arctic Cat, Inc. (I)	955	12,138
Brunswick Corp.	6,429	148,060
Callaway Golf Company	4,778	36,982
Eastman Kodak Company (I)(L)	19,536	66,422
Jakks Pacific, Inc. (I)	2,093	39,014
Leapfrog Enterprises, Inc. (I)	2,716	11,787
Polaris Industries, Inc. (L)	2,242	169,159
RC2 Corp. (I)	1,602	34,779
Smith & Wesson Holding Corp. (I)	4,331	17,281
Sturm Ruger & Company, Inc.	1,426	25,754

		561,376
Media - 1.19%
AH Belo Corp. (I)	1,407	10,116
Arbitron, Inc.	1,934	76,993
Ascent Media Corp., Class A (I)	1,074	44,807
Ballantyne of Omaha, Inc. (I)	1,299	9,431
Belo Corp., Class A (I)	6,761	53,885
Cinemark Holdings, Inc.	4,090	82,127
CKX, Inc. (I)	4,275	15,091
Dex One Corp. (I)	3,739	19,705

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Entercom Communications Corp., Class A (I)	1,812	$23,701
Entravision
Communications Corp., Class A (I)	4,213	9,901
EW Scripps Company (I)	2,403	22,997
Fisher Communications, Inc. (I)	606	16,217
Global Sources, Ltd. (I)	1,736	19,964
Gray Television, Inc. (I)	4,203	9,331
Harte-Hanks, Inc.	2,859	36,281
Journal Communications, Inc., Class A (I)	3,333	20,465
Knology, Inc. (I)	2,256	31,404
Lee Enterprises, Inc. (I)(L)	3,737	11,099
LIN TV Corp., Class A (I)	2,525	15,428
Lions Gate Entertainment Corp. (I)	5,558	34,015
Live Nation Entertainment, Inc. (I)	10,194	108,362
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	2,274	9,323
Media General, Inc., Class A (I)(L)	1,842	12,599
Mediacom Communications Corp., Class A (I)	3,031	26,733
National CineMedia, Inc.	3,910	73,860
Playboy Enterprises, Inc., Class B (I)	1,928	11,838
Rentrak Corp. (I)	749	19,796
Scholastic Corp.	2,210	69,394
Sinclair Broadcast Group, Inc., Class A	3,508	45,394
SuperMedia, Inc. (I)	1,007	8,479
The McClatchy Company, Class A (I)(L)	4,528	18,157
Valassis Communications, Inc. (I)	3,609	101,846
Warner Music Group Corp. (I)	3,495	21,005
World Wrestling Entertainment, Inc., Class A	1,809	23,354

		1,113,098
Multiline Retail - 0.43%
99 Cents Only Stores (I)	3,314	55,145
Dillard’s, Inc., Class A	3,024	128,036
Fred’s, Inc., Class A	2,880	39,686
Retail Ventures, Inc. (I)	1,689	29,558
Saks, Inc. (I)(L)	9,798	120,026
The Bon-Ton Stores, Inc. (I)	948	14,846
Tuesday Morning Corp. (I)	2,462	11,498

		398,795
Specialty Retail - 3.03%
Americas Car-Mart, Inc. (I)	719	17,817
AnnTaylor Stores Corp. (I)	4,239	98,387
Asbury Automotive Group, Inc. (I)	2,155	39,760
Ascena Retail Group, Inc. (I)	4,274	133,520
Barnes & Noble, Inc. (L)	2,812	37,653
Bebe Stores, Inc.	2,482	14,644
Big 5 Sporting Goods Corp.	1,692	23,586
Brown Shoe Company, Inc.	3,154	48,887
Build-A-Bear Workshop, Inc. (I)	1,518	10,049
Cabela’s, Inc. (I)	2,915	79,084
Casual Male Retail Group, Inc. (I)	3,301	14,095
Charming Shoppes, Inc. (I)	8,626	28,207
Christopher & Banks Corp.	2,720	16,619
Citi Trends, Inc. (I)	1,081	23,771
Coldwater Creek, Inc. (I)	4,638	13,728
Collective Brands, Inc. (I)	4,697	107,092
Destination Maternity Corp.	377	17,003
DSW, Inc., Class A (I)(L)	988	40,123
Express, Inc.	1,151	20,695
Genesco, Inc. (I)	1,737	68,646
Group 1 Automotive, Inc. (L)	1,779	75,163
Haverty Furniture Companies, Inc.	1,424	18,939
hhgregg, Inc. (I)	975	14,469
Hibbett Sports, Inc. (I)	2,104	66,087

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Hot Topic, Inc.	3,443	$18,420
Jo-Ann Stores, Inc. (I)	1,980	120,186
Jos. A. Bank Clothiers, Inc. (I)	1,984	91,482
Kirkland’s, Inc. (I)	1,279	19,543
Lithia Motors, Inc., Class A	1,599	24,209
Lumber Liquidators Holdings, Inc. (I)(L)	1,633	38,016
MarineMax, Inc. (I)	1,747	15,775
Midas, Inc. (I)	1,297	10,026
Monro Muffler Brake, Inc.	2,156	70,458
New York & Company, Inc. (I)	2,016	14,011
OfficeMax, Inc. (I)	6,154	84,556
Pacific Sunwear of California, Inc. (I)	4,928	22,225
Penske Automotive Group, Inc. (I)	3,209	65,367
Pep Boys - Manny, Moe & Jack	3,805	47,677
Pier 1 Imports, Inc. (I)	7,608	76,689
Rent-A-Center, Inc.	4,752	157,101
Rue21, Inc. (I)	1,082	37,892
Sally Beauty Holdings, Inc. (I)(L)	6,863	89,013
Select Comfort Corp. (I)	4,004	44,565
Shoe Carnival, Inc. (I)	678	17,587
Sonic Automotive, Inc.	2,913	41,889
Stage Stores, Inc.	2,747	47,908
Stein Mart, Inc.	2,035	16,667
Systemax, Inc. (I)	852	11,638
Talbots, Inc. (I)	5,152	32,200
The Buckle, Inc.	1,875	73,294
The Cato Corp., Class A	2,017	48,912
The Children’s Place Retail Stores, Inc. (I)	1,956	89,389
The Finish Line, Inc., Class A	3,690	64,427
The Men’s Wearhouse, Inc.	3,793	101,273
The Wet Seal, Inc., Class A (I)	7,550	29,974
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	2,281	95,186
Vitamin Shoppe, Inc. (I)	1,166	40,565
West Marine, Inc. (I)	1,205	12,568
Zumiez, Inc. (I)	1,505	39,235

		2,837,947
Textiles, Apparel & Luxury Goods - 1.98%
Carter’s, Inc. (I)	4,277	122,579
Cherokee, Inc.	713	12,107
Columbia Sportswear Company (L)	812	50,985
CROCS, Inc. (I)	6,215	109,695
Deckers Outdoor Corp. (I)	2,793	246,398
G-III Apparel Group, Ltd. (I)	1,128	44,353
Iconix Brand Group, Inc. (I)	5,249	116,003
K-Swiss, Inc., Class A (I)	1,989	19,910
Kenneth Cole Productions, Inc., Class A (I)	662	8,606
Liz Claiborne, Inc. (I)(L)	6,978	35,867
Maidenform Brands, Inc. (I)	1,681	45,622
Movado Group, Inc. (I)(L)	1,246	17,531
Oxford Industries, Inc.	1,018	24,554
Perry Ellis International, Inc. (I)	762	22,128
Quiksilver, Inc. (I)(L)	9,466	40,798
RG Barry Corp.	866	9,405
Skechers U.S.A., Inc., Class A (I)	2,515	52,262
Steven Madden, Ltd. (I)	1,781	76,832
The Jones Group, Inc.	6,319	84,043
The Timberland Company, Class A (I)	2,952	109,047
The Warnaco Group, Inc. (I)	3,193	187,461
True Religion Apparel, Inc. (I)	1,889	44,902
Under Armour, Inc., Class A (I)	2,540	168,224
Unifi, Inc. (I)	1,033	19,617
Vera Bradley, Inc. (I)	931	31,980
Volcom, Inc.	1,449	25,937

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	3,568	$131,160

		1,858,006

		11,824,475
Consumer Staples - 2.74%
Beverages - 0.14%
Boston Beer Company, Inc. (I)	621	57,641
Coca-Cola Bottling Company Consolidated	317	18,291
Heckmann Corp. (I)	6,608	37,798
National Beverage Corp.	872	11,066
Primo Water Corpprimo Water Corp. (I)	789	10,083

		134,879
Food & Staples Retailing - 0.82%
Arden Group, Inc.	114	8,869
Casey’s General Stores, Inc.	2,720	111,710
Fresh Market, Inc. (I)	1,106	45,125
Ingles Markets, Inc.	1,063	20,441
Nash Finch Company	920	37,140
Pricesmart, Inc.	1,142	40,644
Rite Aid Corp. (I)	41,314	54,121
Ruddick Corp.	3,148	115,532
Spartan Stores, Inc.	1,701	25,634
The Andersons, Inc.	1,337	64,229
The Pantry, Inc. (I)	1,705	26,871
United Natural Foods, Inc. (I)	3,474	147,471
Village Super Market, Inc.	507	15,230
Weis Markets, Inc.	807	32,014
Winn-Dixie Stores, Inc. (I)	4,132	28,841

		773,872
Food Products - 1.12%
B&G Foods, Inc.	3,482	52,230
Cal-Maine Foods, Inc. (L)	1,046	30,198
Calavo Growers, Inc.	854	19,830
Chiquita Brands International, Inc. (I)	3,282	56,418
Darling International, Inc. (I)	6,019	83,604
Diamond Foods, Inc. (L)	1,590	81,011
Dole Food Company, Inc. (I)(L)	2,648	39,058
Farmer Brothers Company	602	7,904
Fresh Del Monte Produce, Inc.	2,836	81,053
Imperial Sugar Company	967	10,444
J & J Snack Foods Corp.	1,048	46,081
John B. Sanfilippo & Son, Inc. (I)	748	9,013
Lancaster Colony Corp.	1,388	80,115
Limoneira Company	631	14,519
Pilgrim’s Pride Corp. (I)	3,648	28,126
Sanderson Farms, Inc. (L)	1,650	68,228
Seneca Foods Corp., Class A (I)	644	18,116
Smart Balance, Inc. (I)	4,932	21,405
Snyders-Lance, Inc.	1,914	34,873
The Hain Celestial Group, Inc. (I)	2,975	88,715
Tootsie Roll Industries, Inc. (L)	1,737	49,678
TreeHouse Foods, Inc. (I)	2,503	130,582

		1,051,201
Household Products - 0.15%
Central Garden & Pet Company, Class A (I)	4,161	38,323
Oil-Dri Corp of America	506	10,277
Spectrum Brands Holdings, Inc. (I)	1,320	37,884
WD-40 Company	1,221	49,646

		136,130
Personal Products - 0.33%
Elizabeth Arden, Inc. (I)	1,799	52,333
Inter Parfums, Inc.	1,092	19,732

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Medifast, Inc. (I)	998	$23,094
Nu Skin Enterprises, Inc., Class A	3,532	112,741
Nutraceutical International Corp. (I)	821	12,151
Prestige Brands Holdings, Inc. (I)	3,079	33,931
Revlon, Inc. (I)	931	13,909
Schiff Nutrition International, Inc.	1,117	9,573
Synutra International, Inc. (I)(L)	1,478	18,120
USANA Health Sciences, Inc. (I)	445	15,495

		311,079
Tobacco - 0.18%
Alliance One International, Inc. (I)(L)	6,651	24,143
Star Scientific, Inc. (I)(L)	7,574	13,633
Universal Corp.	1,722	72,014
Vector Group, Ltd.	3,299	55,720

		165,510

		2,572,671
Energy - 6.70%
Energy Equipment & Services - 2.21%
Allis-Chalmers Energy, Inc. (I)	2,695	19,559
Basic Energy Services, Inc. (I)	1,700	32,606
Bristow Group, Inc. (I)	2,603	124,736
Cal Dive International, Inc. (I)	7,063	48,593
CARBO Ceramics, Inc.	1,368	169,591
Complete Production Services, Inc. (I)	5,637	162,402
Dawson Geophysical Company (I)	618	30,851
Dril-Quip, Inc. (I)	2,453	188,145
Global Industries, Ltd. (I)	7,541	67,718
Gulf Islands Fabrication, Inc.	1,088	33,695
Gulfmark Offshore, Inc., Class A (I)	1,710	75,890
Helix Energy Solutions Group, Inc. (I)	7,595	116,963
Hercules Offshore, Inc. (I)	8,598	42,474
Hornbeck Offshore Services, Inc. (I)	1,720	48,865
ION Geophysical Corp. (I)	9,243	118,495
Key Energy Services, Inc. (I)	9,078	140,709
Lufkin Industries, Inc.	2,174	169,898
Matrix Service Company (I)	1,989	27,766
Natural Gas Services Group, Inc. (I)	1,018	19,688
Newpark Resources, Inc. (I)	6,581	45,935
OYO Geospace Corp. (I)	296	30,097
Parker Drilling Company (I)	8,639	45,441
PHI, Inc. (I)	1,069	22,984
Pioneer Drilling Company (I)	4,000	45,280
RPC, Inc. (L)	3,165	61,971
Tesco Corp. (I)	2,262	41,598
TetraTechnologies, Inc. (I)	5,562	76,811
Vantage Drilling Company (I)	11,443	23,801
Willbros Group, Inc. (I)	3,579	40,657

		2,073,219
Oil, Gas & Consumable Fuels - 4.49%
Abraxas Petroleum Corp. (I)	5,137	30,668
Amyris, Inc. (I)	445	14,458
Apco Oil and Gas International, Inc.	629	50,911
Approach Resources, Inc. (I)	1,281	41,697
ATP Oil & Gas Corp. (I)(L)	3,268	66,373
Berry Petroleum Company, Class A	3,700	192,363
Bill Barrett Corp. (I)	3,296	128,148
BPZ Resources, Inc. (I)(L)	7,239	47,054
Brigham Exploration Company (I)(L)	8,423	308,113
Callon Petroleum Company (I)	2,242	18,788
Carrizo Oil & Gas, Inc. (I)(L)	2,273	84,601
Cheniere Energy, Inc. (I)(L)	4,419	45,869
Clayton Williams Energy, Inc. (I)	435	46,145

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp. (I)(L)	3,352	$47,062
Cloud Peak Energy, Inc. (I)	2,246	46,043
Contango Oil & Gas Company (I)	860	52,701
Crosstex Energy, Inc. (L)	3,015	30,994
CVR Energy, Inc. (I)	2,230	42,147
Delta Petroleum Corp. (I)	14,644	17,133
DHT Holdings, Inc. (L)	3,869	17,991
Endeavour International Corp. (I)(L)	1,657	22,386
Energy Partners, Ltd. (I)	2,132	34,901
Energy XXI Bermuda, Ltd. (I)	4,983	171,814
FX Energy, Inc. (I)	3,331	38,173
Gastar Exploration, Ltd. (I)	4,209	20,835
General Maritime Corp.	5,949	16,657
Georesources, Inc. (I)	986	31,029
GMX Resources, Inc. (I)(L)	2,464	12,788
Golar LNG Energy, Ltd. (I)	574	1,824
Golar LNG, Ltd.	2,635	50,223
Goodrich Petroleum Corp. (I)(L)	1,813	36,876
Green Plains Renewable Energy, Inc. (I)(L)	1,387	16,963
Gulfport Energy Corp. (I)	1,978	58,529
Harvest Natural Resources, Inc. (I)(L)	2,443	36,401
Hess Corp.	141	12,271
Houston American Energy Corp. (L)	1,342	21,485
International Coal Group, Inc. (I)	9,493	93,696
James River Coal Company (I)	2,015	42,315
Knightsbridge Tankers, Ltd. (L)	1,768	43,122
Kodiak Oil & Gas Corp. (I)	12,883	97,524
L&L Energy, Inc. (I)(L)	1,407	10,567
Magnum Hunter Resources Corp. (I)	3,901	27,931
McMoRan Exploration Company (I)	6,938	121,415
Nordic American Tanker Shipping, Ltd. (L)	3,290	80,572
Northern Oil and Gas, Inc. (I)	3,920	124,538
Oasis Petroleum, Inc. (I)	3,509	121,131
Overseas Shipholding Group, Inc. (L)	1,832	61,848
Panhandle Oil and Gas, Inc.	571	16,508
Patriot Coal Corp. (I)	5,657	133,505
Penn Virginia Corp.	3,315	53,935
Petroleum Development Corp. (I)	1,708	80,156
Petroquest Energy, Inc. (I)	4,055	34,954
RAM Energy Resources, Inc. (I)	5,182	9,069
Rentech, Inc. (I)(L)	16,297	20,860
Resolute Energy Corp. (I)(L)	2,740	49,676
REX American Resources Corp (I)	616	9,037
Rex Energy Corp. (I)	2,391	30,127
Rosetta Resources, Inc. (I)	3,823	173,411
Scorpio Tankers, Inc. (I)	1,349	13,881
Ship Finance International, Ltd. (L)	3,159	65,676
Stone Energy Corp. (I)	3,143	95,170
Swift Energy Company (I)	3,021	129,752
Syntroleum Corp. (I)	5,865	9,443
Teekay Tankers, Ltd., Class A	2,283	24,405
Transatlantic Petroleum, Ltd. (I)(L)	10,832	35,312
Uranium Energy Corp. (I)(L)	4,448	25,354
USEC, Inc. (I)(L)	8,215	43,704
Vaalco Energy, Inc. (I)	3,766	30,203
Venoco, Inc. (I)	1,475	27,214
W&T Offshore, Inc.	2,551	65,127
Warren Resources, Inc. (I)	5,380	26,470
Western Refining, Inc. (I)(L)	3,739	60,834
World Fuel Services Corp.	4,948	205,045

		4,205,901

		6,279,120

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 19.31%
Capital Markets - 2.25%
American Capital, Ltd. (I)	24,517	$228,989
Apollo Investment Corp.	13,847	171,287
Arlington Asset Investment Corp.	581	16,303
Artio Global Investors, Inc.	2,039	32,318
BGC Partners, Inc., Class A	4,143	39,607
BlackRock Kelso Capital Corp.	5,138	63,865
Calamos Asset Management, Inc.	1,458	24,174
Capital Southwest Corp.	197	19,688
Cohen & Steers, Inc.	1,266	36,967
Cowen Group, Inc., Class A (I)	2,905	12,433
Diamond Hill Investment Group, Inc.	181	13,481
Duff & Phelps Corp.	2,014	31,721
Epoch Holding Corp.	977	15,368
Evercore Partners, Inc., Class A	1,123	38,721
FBR Capital Markets Corp. (I)	4,032	14,999
Fifth Street Finance Corp.	3,894	53,620
Financial Engines, Inc. (I)	976	23,824
GAMCO Investors, Inc., Class A	493	22,895
GFI Group, Inc.	4,825	24,125
Gladstone Capital Corp. (L)	1,613	18,372
Gladstone Investment Corp.	1,733	14,332
Gleacher & Company, Inc. (I)	5,898	11,324
Golub Capital BDC Inc.	578	9,988
Harris & Harris Group, Inc. (I)	2,536	14,836
Hercules Technology Growth Capital, Inc.	2,639	29,187
HFF, Inc. (I)	1,383	18,256
Internet Capital Group, Inc. (I)	2,679	36,676
INTL FCStone, Inc. (I)	921	22,297
Investment Technology Group, Inc. (I)	3,132	59,978
JMP Group, Inc.	1,293	11,042
Kayne Anderson Energy
Development Company	774	14,273
KBW, Inc.	2,570	65,766
Knight Capital Group, Inc., Class A (I)	6,721	94,161
LaBranche & Company, Inc. (I)	2,951	12,394
Ladenburg Thalmann
Financial Services, Inc. (I)	7,076	7,430
Main Street Capital Corp.	1,084	21,355
MCG Capital Corp.	5,528	40,354
Medallion Financial Corp.	1,378	11,162
MF Global Holdings, Ltd. (I)	8,355	72,438
MVC Capital, Inc.	1,763	24,876
NGP Capital Resources Company	1,664	16,740
Oppenheimer Holdings, Inc., Class A	735	24,123
optionsXpress Holdings, Inc.	3,059	49,586
PennantPark Investment Corp.	2,553	32,423
Penson Worldwide, Inc. (I)	1,719	11,311
Piper Jaffray Companies (I)	1,128	46,417
Prospect Capital Corp.	5,878	71,359
Safeguard Scientifics, Inc. (I)	1,507	31,617
Sanders Morris Harris Group, Inc.	1,684	11,839
Solar Capital Ltd.	348	8,526
Stifel Financial Corp. (I)	2,451	175,835
SWS Group, Inc.	2,238	12,063
Teton Advisors, Inc., Class A	20	300
THL Credit, Inc.	721	9,697
TICC Capital Corp.	2,305	29,089
TradeStation Group, Inc. (I)	3,137	21,112
Triangle Capital Corp.	1,099	21,112
Virtus Investment Partners, Inc. (I)	376	21,913
Westwood Holdings Group, Inc.	434	16,288

		2,106,232

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 5.25%
1st Source Corp.	1,068	$20,901
1st United Bancorp, Inc. (I)	1,880	12,070
Alliance Financial Corp.	404	12,819
American National Bankshares, Inc.	528	11,495
Ameris Bancorp (I)(L)	1,775	17,910
Ames National Corp.	651	12,252
Arrow Financial Corp.	704	17,628
BancFirst Corp.	510	21,440
Banco Latinoamericano de
Comercio Exterior SA	1,981	33,281
Bancorp Rhode Island, Inc.	377	11,879
Bancorp, Inc. (I)	1,750	14,840
Bank of Marin Bancorp	428	15,515
Bank of the Ozarks, Inc.	906	39,003
Boston Private Financial Holdings, Inc.	5,526	39,179
Bridge Bancorp, Inc.	521	11,530
Bryn Mawr Bank Corp.	808	16,928
Camden National Corp.	555	18,670
Capital City Bank Group, Inc.	952	11,967
Cardinal Financial Corp.	2,163	24,074
Cathay General Bancorp	5,675	100,561
Center Financial Corp. (I)	2,746	21,886
Centerstate Banks, Inc.	2,024	14,674
Chemical Financial Corp.	1,729	34,787
Citizens & Northern Corp.	937	14,720
Citizens Republic Banking Corp., Inc. (I)	29,363	24,691
City Holding Company (L)	1,116	38,223
CNB Financial Corp.	964	13,631
CoBiz Financial, Inc.	2,591	16,893
Columbia Banking System, Inc.	2,865	56,842
Community Bank Systems, Inc.	2,361	59,403
Community Trust Bancorp, Inc.	922	26,378
CVB Financial Corp.	6,550	54,758
Danvers Bancorp, Inc.	1,487	32,476
Eagle Bancorp, Inc. (I)	1,237	18,308
Enterprise Financial Services Corp. (L)	1,204	15,917
Financial Institutions, Inc.	858	16,551
First Bancorp, Inc./ME	779	11,381
First BanCorp/Puerto Rico (I)	1,672	7,758
First Bancorp/Troy NC	1,141	16,818
First Busey Corp.	3,990	20,229
First Commonwealth Financial Corp.	7,591	49,721
First Community Bancshares, Inc.	1,220	15,018
First Financial Bancorp	4,182	70,801
First Financial Bankshares, Inc. (L)	1,475	74,045
First Financial Corp./Indiana	806	26,122
First Interstate Bancsystem, Inc.	930	13,285
First Merchants Corp.	1,988	17,673
First Midwest Bancorp, Inc.	5,389	65,045
First of Long Island Corp.	538	14,526
FirstMerit Corp.	7,716	131,558
FNB Corp.	8,264	82,888
German American Bancorp, Inc. (L)	859	14,844
Glacier Bancorp, Inc. (L)	5,205	81,354
Great Southern Bancorp, Inc.	769	16,480
Hancock Holding Company (L)	2,100	72,807
Hanmi Financial Corp. (I)	8,849	11,061
Heartland Financial USA, Inc.	977	16,580
Heritage Financial Corp. (I)	807	12,073
Home Bancorp, Inc. (I)	674	9,786
Home Bancshares, Inc.	1,546	34,831
Hudson Valley Holding Corp.	950	20,254
IBERIABANK Corp.	1,910	109,424
Independent Bank Corp. (L)	1,453	39,507
International Bancshares Corp.	3,842	73,344

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Investors Bancorp, Inc. (I)	3,490	$47,255
Lakeland Bancorp, Inc.	1,646	15,851
Lakeland Financial Corp.	1,178	26,411
MainSource Financial Group, Inc.	1,549	15,397
MB Financial, Inc.	3,866	79,524
Merchants Bancshares, Inc.	413	10,532
Metro Bancorp, Inc. (I)	1,155	14,160
Midsouth Bancorp, Inc.	659	9,351
Nara Bancorp, Inc. (I)	2,838	29,742
National Bankshares, Inc.	549	15,921
National Penn Bancshares, Inc.	9,161	72,738
NBT Bancorp, Inc.	2,395	53,289
Northfield Bancorp, Inc. (L)	1,402	18,773
Old National Bancorp	6,717	75,230
OmniAmerican Bancorp, Inc. (I)	1,007	15,780
Oriental Financial Group, Inc.	3,352	40,123
Orrstown Financial Services, Inc.	554	15,235
Pacific Continental Corp.	1,567	15,780
PacWest Bancorp (L)	2,215	45,873
Park National Corp.	857	56,416
Peapack Gladstone Financial Corp.	781	10,426
Penns Woods Bancorp, Inc.	343	13,387
Peoples Bancorp, Inc.	847	11,443
Pinnacle Financial Partners, Inc. (I)(L)	2,435	38,838
PrivateBancorp, Inc.	3,784	54,187
Prosperity Bancshares, Inc. (L)	3,340	136,339
Renasant Corp. (L)	1,818	29,215
Republic Bancorp, Inc., Class A	712	12,204
S&T Bancorp, Inc.	1,758	39,203
Sandy Spring Bancorp, Inc.	1,703	32,510
SCBT Financial Corp.	894	28,957
Sierra Bancorp	947	10,265
Signature Bank (I)	2,917	151,363
Simmons First National Corp., Class A	1,166	33,557
Southside Bancshares, Inc.	1,137	25,935
Southwest Bancorp, Inc. (I)	1,487	21,160
State Bancorp, Inc.	1,396	14,686
StellarOne Corp.	1,666	24,540
Sterling Bancorp	2,047	20,552
Sterling Bancshares, Inc.	6,682	60,472
Suffolk Bancorp	737	15,175
Susquehanna Bancshares, Inc.	9,366	89,539
SVB Financial Group (I)(L)	2,996	162,323
SY Bancorp, Inc.	823	20,410
Taylor Capital Group, Inc. (I)	785	8,368
Texas Capital Bancshares, Inc. (I)	2,597	65,548
Tompkins Financial Corp.	574	23,534
Tower Bancorp., Inc.	597	13,689
TowneBank (L)	1,673	24,911
TriCo Bancshares	1,036	16,814
Trustmark Corp. (L)	4,553	106,768
UMB Financial Corp.	2,250	89,730
Umpqua Holdings Corp.	8,280	94,723
Union First Market Bankshares Corp.	1,345	15,481
United Bankshares, Inc. (L)	2,792	79,963
United Community Banks, Inc. (I)	7,453	10,211
Univest Corp. of Pennsylvania	1,237	22,315
Virginia Commerce Bancorp, Inc. (I)	1,786	10,537
Washington Banking Company	1,270	17,907
Washington Trust Bancorp, Inc.	1,049	24,106
Webster Financial Corp.	4,710	109,178
WesBanco, Inc.	1,664	34,678
West Bancorp, Inc.	1,358	10,334
West Coast Bancorp (I)	7,117	23,984
Westamerica Bancorp. (L)	2,052	105,842

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Western Alliance Bancorp (I)	4,759	$38,595
Whitney Holding Corp.	7,000	99,260
Wilshire Bancorp, Inc.	1,584	10,470
Wintrust Financial Corp.	2,470	82,943

		4,923,249
Consumer Finance - 0.56%
Advance America Cash Advance Centers, Inc.	4,167	22,418
Cash America International, Inc.	2,138	91,314
Credit Acceptance Corp. (I)	392	27,675
Dollar Financial Corp. (I)	2,670	57,111
EZCORP, Inc., Class A (I)	3,354	96,193
First Cash Financial Services, Inc. (I)	2,207	72,257
Nelnet, Inc., Class A	1,936	43,231
Netspend Holdings, Inc. (I)	2,261	29,642
The First Marblehead Corp. (I)(L)	4,667	10,874
World Acceptance Corp. (I)	1,187	70,994

		521,709
Diversified Financial Services - 0.42%
Compass Diversified Holdings	2,598	42,114
Encore Capital Group, Inc. (I)	1,029	28,020
Life Partners Holdings, Inc. (L)	718	5,931
MarketAxess Holdings, Inc.	1,984	42,438
NewStar Financial, Inc. (I)	2,120	22,451
PHH Corp. (I)	4,004	98,819
PICO Holdings, Inc. (I)	1,652	49,081
Portfolio Recovery Associates, Inc. (I)	1,237	103,104

		391,958
Insurance - 2.42%
Alterra Capital Holdings, Ltd.	6,817	147,452
American Equity Investment Life
Holding Company	4,256	56,179
American Safety Insurance Holdings, Ltd. (I)	836	17,849
AMERISAFE, Inc. (I)	1,408	28,104
Amtrust Financial Services, Inc.	1,649	31,710
Argo Group International Holdings, Ltd.	2,210	84,179
Baldwin & Lyons, Inc., Class B	621	15,146
Citizens, Inc., Class A (I)(L)	2,841	21,194
CNA Surety Corp. (I)	1,294	32,712
CNO Financial Group, Inc. (I)	16,052	116,216
Delphi Financial Group, Inc., Class A	3,416	105,759
Donegal Group, Inc.	915	11,675
eHealth, Inc. (I)	1,761	22,083
EMC Insurance Group, Inc.	406	9,910
Employers Holdings, Inc.	3,054	61,446
Enstar Group, Ltd. (I)	482	40,421
FBL Financial Group, Inc., Class A	994	31,053
First American Financial Corp.	7,430	117,097
Flagstone Reinsurance Holdings SA	3,632	41,405
FPIC Insurance Group, Inc. (I)	705	26,550
Global Indemnity PLC (I)	1,032	23,014
Greenlight Capital Re, Ltd., Class A (I)	2,028	58,690
Hallmark Financial Services, Inc. (I)	1,048	9,432
Harleysville Group, Inc.	825	30,154
Hilltop Holdings, Inc. (I)	2,958	28,633
Horace Mann Educators Corp.	2,775	47,036
Infinity Property & Casualty Corp.	941	57,128
Kansas City Life Insurance Company	347	11,847
Maiden Holdings, Ltd.	3,605	28,804
Meadowbrook Insurance Group, Inc.	3,950	40,132
Montpelier Re Holdings, Ltd.	4,903	98,894
National Financial Partners Corp. (I)	3,079	43,537
National Interstate Corp.	508	10,587

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
National Western Life Insurance
Company, Class A	161	$28,156
Platinum Underwriters Holdings, Ltd.	2,858	119,179
Presidential Life Corp.	1,724	17,274
Primerica, Inc.	1,673	43,096
ProAssurance Corp. (I)	2,253	142,682
RLI Corp.	1,265	72,624
Safety Insurance Group, Inc.	893	42,971
SeaBright Holdings, Inc.	1,737	18,291
Selective Insurance Group, Inc.	3,790	68,902
State Auto Financial Corp.	1,098	18,973
Stewart Information Services Corp.	1,358	15,142
The Navigators Group, Inc. (I)	871	45,693
The Phoenix Companies, Inc. (I)	8,691	23,118
Tower Group, Inc.	2,874	78,115
United Fire & Casualty Company	1,669	34,532

		2,274,776
Real Estate Investment Trusts - 7.01%
Acadia Realty Trust	2,950	58,410
Agree Realty Corp.	700	17,871
Alexander’s, Inc.	144	56,985
American Campus Communities, Inc.	4,690	156,740
American Capital Agency Corp.	3,555	104,695
Anworth Mortgage Asset Corp.	8,355	59,655
Apollo Commercial Real Estate Finance, Inc.	1,337	22,756
Ashford Hospitality Trust, Inc. (I)	2,972	30,641
Associated Estates Realty Corp.	2,987	48,539
BioMed Realty Trust, Inc.	9,403	170,664
Campus Crest Communities, Inc.	2,232	31,962
CapLease, Inc.	4,238	22,758
Capstead Mortage Corp.	5,021	65,976
CBL & Associates Properties, Inc.	10,000	178,500
Cedar Shopping Centers, Inc.	4,182	25,343
Chatham Lodging Trust	722	12,613
Chesapeake Lodging Trust	1,141	21,223
Cogdell Spencer, Inc.	3,408	21,845
Colonial Properties Trust	5,620	110,770
Colony Financial, Inc.	1,113	23,651
Coresite Realty Corp.	1,462	22,719
Cousins Properties, Inc.	6,739	57,147
CreXus Investment Corp.	1,160	15,312
Cypress Sharpridge Investments, Inc.	3,250	40,495
DCT Industrial Trust, Inc. (L)	15,274	85,840
DiamondRock Hospitality Company (I)	11,155	131,183
DuPont Fabros Technology, Inc.	2,971	72,552
Dynex Capital, Inc.	1,651	17,451
EastGroup Properties, Inc.	1,943	88,465
Education Realty Trust, Inc.	4,267	35,203
Entertainment Properties Trust	3,334	158,932
Equity Lifestyle Properties, Inc.	1,863	108,129
Equity One, Inc. (L)	2,844	54,434
Excel Trust, Inc.	1,300	15,873
Extra Space Storage, Inc.	6,298	124,386
FelCor Lodging Trust, Inc. (I)	7,110	53,823
First Industrial Realty Trust, Inc. (I)	4,600	51,566
First Potomac Realty Trust	3,540	57,100
Franklin Street Properties Corp.	5,044	75,811
Getty Realty Corp.	1,544	45,424
Gladstone Commercial Corp.	871	15,992
Glimcher Realty Trust	6,211	57,141
Government Properties Income Trust	1,939	52,683
Hatteras Financial Corp.	3,151	93,207
Healthcare Realty Trust, Inc.	4,462	103,965
Hersha Hospitality Trust	9,858	64,767

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	5,096	$172,907
Home Properties, Inc.	2,651	156,197
Hudson Pacific Properties, Inc.	1,131	17,022
Inland Real Estate Corp.	5,569	52,460
Invesco Mortgage Capital, Inc.	2,757	64,348
Investors Real Estate Trust	5,449	50,785
iStar Financial, Inc. (I)(L)	6,790	67,832
Kilroy Realty Corp.	3,893	150,854
Kite Realty Group Trust	4,237	23,897
LaSalle Hotel Properties	5,038	142,122
Lexington Realty Trust	7,098	67,218
LTC Properties, Inc.	1,775	51,866
Medical Properties Trust, Inc.	8,110	95,130
MFA Financial, Inc.	19,750	167,283
Mid-America Apartment Communities, Inc.	2,315	150,406
Mission West Properties, Inc.	1,916	13,125
Monmouth Real Estate Investment Corp.	2,180	18,007
MPG Office Trust, Inc. (I)	4,092	16,163
National Health Investments, Inc.	1,753	83,303
National Retail Properties, Inc. (L)	5,897	151,494
Newcastle Investment Corp. (I)	4,629	39,069
NorthStar Realty Finance Corp.	5,564	33,328
Omega Healthcare Investors, Inc.	7,022	168,317
One Liberty Properties, Inc.	749	11,145
Parkway Properties, Inc.	1,640	26,584
Pebblebrook Hotel Trust	2,637	57,856
Pennsylvania Real Estate Investment Trust	4,017	58,005
Pennymac Mortgage Investment Trust	1,243	23,431
Post Properties, Inc.	3,476	135,564
Potlatch Corp.	2,852	109,517
PS Business Parks, Inc.	1,347	84,915
RAIT Financial Trust	7,366	25,192
Ramco-Gershenson Properties Trust	2,806	37,909
Redwood Trust, Inc. (L)	5,645	92,465
Resource Capital Corp.	3,620	26,824
Retail Opportunity Investments Corp.	2,995	32,945
Sabra Healthcare, Inc.	1,784	32,861
Saul Centers, Inc.	494	22,724
Sovran Self Storage, Inc.	2,011	78,027
Starwood Property Trust, Inc.	3,326	77,795
Strategic Hotels & Resorts, Inc. (I)	10,265	66,723
Sun Communities, Inc.	1,394	48,205
Sunstone Hotel Investors, Inc. (I)	8,580	92,149
Tanger Factory Outlet Centers, Inc.	5,704	152,012
Terreno Realty Corp. (I)	807	14,792
Two Harbors Investment Corp.	2,012	22,233
U-Store-It Trust	6,843	70,141
UMH Properties, Inc.	1,031	10,681
Universal Health Realty Income Trust	824	32,770
Urstadt Biddle Properties, Inc., Class A	1,632	31,644
Walter Investment Management Corp.	1,883	36,888
Washington Real Estate Investment Trust	4,579	143,048
Winthrop Realty Trust	1,733	21,143

		6,570,518
Real Estate Management & Development - 0.14%
Avatar Holdings, Inc. (I)	713	15,187
Consolidated-Tomoka Land Company	485	16,626
Forestar Group, Inc. (I)	2,676	51,540
Kennedy-Wilson Holdings, Inc. (I)	1,546	17,006
Tejon Ranch Company (I)	948	24,942
Thomas Properties Group, Inc. (I)	2,869	9,669

		134,970

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.26%
Abington Bancorp, Inc.	1,617	$20,213
Astoria Financial Corp.	6,208	87,036
Bank Mutual Corp.	3,571	16,498
BankFinancial Corp.	1,555	13,606
Beneficial Mutual Bancorp, Inc. (I)	2,674	24,066
Berkshire Hill Bancorp, Inc.	1,051	23,711
Brookline Bancorp, Inc.	4,411	45,830
Dime Community Bancshares	2,061	31,987
ESB Financial Corp.	841	11,656
ESSA Bancorp, Inc.	1,216	15,808
Federal Agricultural Mortgage Corp., Class C	775	15,446
First Financial Holdings, Inc.	1,329	14,167
Flushing Financial Corp.	2,421	34,669
Home Federal Bancorp, Inc.	1,372	15,257
Kearny Financial Corp.	1,317	12,933
Meridian Interstate Bancorp, Inc. (I)	844	10,972
MGIC Investment Corp. (I)	14,549	124,976
NewAlliance Bancshares, Inc.	7,566	118,332
Northwest Bancshares, Inc.	7,964	96,683
OceanFirst Financial Corp.	1,180	16,355
Ocwen Financial Corp. (I)	5,433	57,481
Oritani Financial Corp.	4,139	53,269
Provident Financial Services, Inc.	4,318	63,950
Provident New York Bancorp	2,740	25,975
Radian Group, Inc. (L)	9,681	68,348
Territorial Bancorp, Inc.	971	19,216
The PMI Group, Inc. (I)	10,515	31,124
TrustCo Bank Corp.	5,586	33,684
United Financial Bancorp, Inc.	1,368	21,354
Viewpoint Financial Group	1,208	16,042
Westfield Financial, Inc.	2,585	23,472
WSFS Financial Corp.	468	21,912

		1,186,028

		18,109,440
Health Care - 11.55%
Biotechnology - 2.99%
Acorda Therapeutics, Inc. (I)	2,802	58,758
Affymax, Inc. (I)	1,725	11,006
Alkermes, Inc. (I)	6,853	98,203
Allos Therapeutics, Inc. (I)(L)	5,812	19,412
Alnylam Pharmaceuticals, Inc. (I)(L)	2,719	29,855
AMAG Pharmaceuticals, Inc. (I)	1,573	28,959
Ardea Biosciences, Inc. (I)(L)	1,008	26,722
Arena Pharmaceuticals, Inc. (I)	9,161	14,841
ARIAD Pharmaceuticals, Inc. (I)	9,229	55,466
Arqule, Inc. (I)	3,136	19,976
Array BioPharma, Inc. (I)	4,331	12,127
Aveo Pharmaceuticals, Inc. (I)	831	11,451
AVI BioPharma, Inc. (I)	8,291	16,582
BioCryst Pharmaceuticals, Inc. (I)(L)	2,310	10,025
BioMimetic Therapeutics, Inc. (I)	1,430	19,276
Biosante Pharmaceuticals, Inc. (I)(L)	5,991	12,881
BioSpecifics Technologies Corp. (I)	328	8,817
BioTime, Inc. (I)	1,886	12,995
Celera Corp. (I)	5,989	38,090
Celldex Therapeutics, Inc. (I)(L)	2,579	10,135
Cepheid, Inc. (I)(L)	4,305	114,126
Chelsea Therapeutics International, Inc. (I)	2,863	11,824
Clinical Data, Inc. (I)	891	27,060
Codexis, Inc. (I)	997	10,628
Cubist Pharmaceuticals, Inc. (I)	4,159	91,207
Curis, Inc. (I)	6,064	18,859
Cytori Therapeutics, Inc. (I)(L)	3,499	20,364

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dyax Corp. (I)	7,748	$13,327
Dynavax Technologies Corp. (I)(L)	7,114	21,271
Emergent Biosolutions, Inc. (I)	1,437	30,234
Enzon Pharmaceuticals, Inc. (I)	3,513	37,519
Exact Sciences Corp. (I)	3,407	18,500
Exelixis, Inc. (I)	7,947	98,940
Genomic Health, Inc. (I)	1,054	26,603
Geron Corp. (I)	8,955	44,327
Halozyme Therapeutics, Inc. (I)	5,745	39,698
Idenix Pharmaceuticals, Inc. (I)	2,658	8,984
Immunogen, Inc. (I)(L)	4,924	44,365
Immunomedics, Inc. (I)	4,974	18,205
Incyte Corp. (I)(L)	6,354	86,923
Inhibitex, Inc. (I)	3,855	9,059
Inovio Biomedical Corp. (I)	6,489	7,657
InterMune, Inc. (I)	3,296	120,667
Ironwood Pharmaceuticals, Inc. (I)	1,610	19,690
Isis Pharmaceuticals, Inc. (I)(L)	6,831	62,299
Keryx Biopharmaceuticals Inc. (I)	3,815	15,069
Lexicon Pharmaceuticals, Inc. (I)	14,654	28,429
Ligand Pharmaceuticals, Inc., Class B (I)	1,571	17,030
Mannkind Corp. (I)(L)	4,893	18,300
Maxygen, Inc.	2,508	10,458
Medivation, Inc. (I)	2,514	43,442
Metabolix, Inc. (I)	2,038	18,505
Micromet, Inc. (I)	6,617	41,224
Momenta Pharmaceuticals, Inc. (I)	3,208	44,527
Nabi Biopharmaceuticals (I)	3,342	18,916
Neuralstem, Inc. (I)	3,863	7,919
Neurocrine Biosciences, Inc. (I)	3,564	24,057
Novavax, Inc. (I)	6,956	18,086
NPS Pharmaceuticals, Inc. (I)	4,932	38,124
Nymox Pharmaceutical Corp. (I)(L)	1,444	9,372
Omeros Corp. (I)	1,532	9,943
Onyx Pharmaceuticals, Inc. (I)	4,522	159,355
Opko Health, Inc. (I)(L)	6,578	31,772
Orexigen Therapeutics, Inc. (I)(L)	2,398	7,817
Osiris Therapeutics, Inc. (I)	1,318	8,738
PDL BioPharma, Inc.	10,068	55,877
Peregrine Pharmaceuticals, Inc. (I)	5,033	11,224
Pharmacyclics, Inc. (I)(L)	3,226	16,646
Pharmasset, Inc. (I)	2,141	107,050
Progenics Pharmaceuticals, Inc. (I)(L)	2,295	12,967
Rigel Pharmaceuticals, Inc. (I)	3,914	27,359
Sangamo Biosciences, Inc. (I)(L)	3,481	28,788
Savient Pharmaceuticals, Inc. (I)	4,907	47,303
SciClone Pharmaceuticals, Inc. (I)	2,903	12,889
Seattle Genetics, Inc. (I)	6,052	89,872
SIGA Technologies, Inc. (I)	2,552	34,197
Spectrum Pharmaceuticals, Inc. (I)	3,753	25,483
StemCells, Inc. (I)	10,380	9,654
SuperGen, Inc. (I)	4,416	13,116
Synta Pharmaceuticals Corp. (I)	1,759	9,833
Targacept, Inc. (I)	1,739	49,857
Theravance, Inc. (I)(L)	4,534	103,285
Vanda Pharmaceuticals, Inc. (I)	2,113	15,552
Vical, Inc. (I)	5,681	11,987
Zalicus Inc. (I)	5,580	12,109
Ziopharm Oncology, Inc. (I)	3,715	22,624

		2,806,668
Health Care Equipment & Supplies - 3.04%
Abaxis, Inc. (I)(L)	1,595	42,299
ABIOMED, Inc. (I)	2,324	28,980
Accuray, Inc. (I)	3,776	37,382

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (I)	4,295	$89,551
Alphatec Holdings, Inc. (I)(L)	4,045	10,760
American Medical
Systems Holdings, Inc. (I)(L)	5,425	118,862
Analogic Corp.	883	47,859
AngioDynamics, Inc. (I)	1,802	30,310
Antares Pharma, Inc. (I)	6,121	9,549
ArthroCare Corp. (I)	1,955	67,428
Atrion Corp.	110	19,397
Cantel Medical Corp.	929	20,299
Cerus Corpcerus Corp. (I)(L)	3,754	12,914
Conceptus, Inc. (I)	2,283	32,099
CONMED Corp. (I)	2,084	55,184
CryoLife, Inc. (I)	2,285	12,339
Cutera, Inc. (I)	1,125	10,868
Cyberonics, Inc. (I)	2,005	66,225
Delcath Systems, Inc. (I)(L)	3,203	20,980
DexCom, Inc. (I)	4,479	65,528
Endologix, Inc. (I)	3,680	21,859
Exactech, Inc. (I)	697	13,208
Greatbatch, Inc. (I)	1,641	40,828
Haemonetics Corp. (I)	1,764	108,751
HeartWare International, Inc. (I)	656	55,156
ICU Medical, Inc. (I)	851	35,733
Immucor, Inc. (I)	5,048	98,285
Insulet Corp. (I)(L)	3,180	56,286
Integra LifeSciences Holdings Corp. (I)	1,505	75,476
Invacare Corp. (L)	2,073	61,299
IRIS International, Inc. (I)	1,343	13,631
Kensey Nash Corp. (I)	559	14,679
MAKO Surgical Corp. (I)	2,231	45,959
Masimo Corp. (L)	3,740	112,724
Medical Action Industries, Inc. (I)	1,187	9,805
Meridian Bioscience, Inc. (L)	2,931	63,222
Merit Medical Systems, Inc. (I)	2,042	34,877
Natus Medical, Inc. (I)	2,091	33,163
Neogen Corp. (I)	1,647	61,581
NuVasive, Inc. (I)(L)	2,844	76,020
NxStage Medical, Inc. (I)	1,981	40,868
OraSure Technologies, Inc. (I)	3,484	24,144
Orthofix International NV (I)	1,273	40,227
Orthovita, Inc. (I)	5,398	12,847
Palomar Medical Technologies, Inc. (I)	1,417	22,644
Quidel Corp. (I)(L)	1,565	20,595
Rochester Medical Corp. (I)	921	9,735
RTI Biologics, Inc. (I)	4,467	12,016
Sirona Dental Systems, Inc. (I)	2,405	121,356
Solta Medical, Inc. (I)	4,701	14,714
SonoSite, Inc. (I)	1,033	37,136
Spectranetics Corp. (I)	2,659	12,816
St. Jude Medical, Inc. (I)	244	11,683
STAAR Surgical Company (I)	2,728	16,368
Stereotaxis, Inc. (I)	2,590	10,231
STERIS Corp.	4,216	142,712
SurModics, Inc. (I)	1,368	17,839
Symmetry Medical, Inc. (I)	2,633	23,802
Syneron Medical, Ltd., ADR (I)	2,644	38,867
Synovis Life Technologies, Inc. (I)	909	17,944
TomoTherapy, Inc. (I)	3,864	13,756
Unilife Corp. (I)	3,657	17,261
Vascular Solutions, Inc. (I)	1,328	14,595
Volcano Corp. (I)	3,633	95,330
West Pharmaceutical Services, Inc.	2,371	97,472
Wright Medical Group, Inc. (I)	2,849	45,100
Young Innovations, Inc.	447	14,156

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp. (I)	1,539	$71,225

		2,848,794
Health Care Providers & Services - 3.17%
Accretive Health, Inc. (I)	903	18,358
Air Methods Corp. (I)	784	45,503
Alliance HealthCare Services, Inc. (I)	2,292	9,489
Allied Healthcare International, Inc. (I)	3,662	8,972
Almost Family, Inc. (I)	588	22,932
Amedisys, Inc. (I)(L)	2,070	74,354
America Service Group, Inc.	727	13,290
American Dental Partners, Inc. (I)	1,239	15,921
AMERIGROUP Corp. (I)	3,692	211,736
AMN Healthcare Services, Inc. (I)	2,998	22,395
AmSurg Corp. (I)	2,240	52,931
Assisted Living Concepts, Inc. (I)	704	25,309
Bio-Reference Labs, Inc. (I)	1,689	35,334
BioScrip, Inc. (I)	2,960	12,491
Capital Senior Living Corp. (I)	2,136	17,921
CardioNet, Inc. (I)	2,024	9,756
Catalyst Health Solutions, Inc. (I)	2,730	123,423
Centene Corp. (I)	3,532	107,620
Chemed Corp.	1,607	105,162
Chindex International, Inc. (I)	1,052	18,778
Continucare Corp. (I)	2,307	13,058
Corvel Corp. (I)	505	24,998
Cross Country Healthcare, Inc. (I)	2,394	19,918
Emeritus Corp. (I)	1,656	38,966
Examworks Group, Inc. (I)	854	17,994
Five Star Quality Care, Inc. (I)	2,342	16,441
Genoptix, Inc. (I)	1,290	32,237
Gentiva Health Services, Inc. (I)	2,154	60,807
Hanger Orthopedic Group, Inc. (I)	1,837	49,415
Healthsouth Corp. (I)(L)	6,717	162,619
Healthspring, Inc. (I)	4,175	157,147
Healthways, Inc. (I)	2,512	35,093
HMS Holdings Corp. (I)	1,942	146,738
IPC The Hospitalist Company, Inc. (I)	1,166	47,573
Kindred Healthcare, Inc. (I)	2,790	69,527
Landauer, Inc.	673	42,332
LCA-Vision, Inc. (I)	1,488	10,520
LHC Group, Inc. (I)	1,127	33,652
Magellan Health Services, Inc. (I)	2,379	114,144
MedCath Corp. (I)	1,543	21,941
Metropolitan Health Networks, Inc. (I)	3,078	15,298
Molina Healthcare, Inc. (I)	1,100	38,533
MWI Veterinary Supply, Inc. (I)	899	62,229
National Healthcare Corp.	642	30,559
Owens & Minor, Inc.	4,473	139,558
PharMerica Corp. (I)	2,270	26,673
PSS World Medical, Inc. (I)(L)	4,101	106,708
RehabCare Group, Inc. (I)	1,807	67,130
Rural/Metro Corp. (I)	1,437	21,541
Select Medical Holdings Corp. (I)	3,673	28,649
Skilled Healthcare Group, Inc. (I)	1,472	20,181
Sun Healthcare Group, Inc. (I)	1,819	26,739
Sunrise Senior Living, Inc. (I)	4,120	46,927
Team Health Holdings, Inc. (I)(L)	1,159	21,430
The Ensign Group, Inc.	1,013	30,805
The Providence Service Corp. (I)	1,002	16,443
Triple-S Management Corp., Class B (I)	1,435	28,356
Universal American Financial Corp.	2,316	47,663
US Physical Therapy, Inc. (I)	766	15,144
WellCare Health Plans, Inc. (I)	3,055	114,715

		2,972,076

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.45%
athenahealth, Inc. (I)	2,404	$108,997
Computer Programs & Systems, Inc.	714	38,563
MedAssets, Inc. (I)	3,132	44,380
Medidata Solutions, Inc. (I)	1,361	35,264
Merge Healthcare, Inc. (I)	3,991	19,995
Omnicell, Inc. (I)	2,421	32,538
Quality Systems, Inc.	1,360	108,664
Transcend Services, Inc. (I)	714	15,201
Vital Images, Inc. (I)	1,183	17,733

		421,335
Life Sciences Tools & Services - 0.64%
Affymetrix, Inc. (I)	5,217	25,615
Albany Molecular Research, Inc. (I)	1,902	8,597
Bruker Corp. (I)	5,229	100,345
Caliper Life Sciences, Inc. (I)	3,327	22,258
Cambrex Corp. (I)	2,562	14,040
Dionex Corp. (I)	1,270	149,631
Enzo Biochem, Inc. (I)	2,628	11,327
eResearch Technology, Inc. (I)	3,629	23,044
Furiex Pharmaceuticals, Inc. (I)	755	12,548
Kendle International, Inc. (I)	1,240	14,756
Luminex Corp. (I)	2,729	51,360
Pacific Biosciences of California, Inc. (I)	1,118	17,597
Parexel International Corp. (I)	4,233	99,349
Sequenom, Inc. (I)(L)	7,987	49,040

		599,507
Pharmaceuticals - 1.26%
Akorn, Inc. (I)	4,190	23,422
Auxilium Pharmaceuticals, Inc. (I)(L)	3,069	68,960
AVANIR Pharmaceuticals, Class A (I)(L)	6,777	25,549
Cadence Pharmaceuticals, Inc. (I)(L)	2,426	18,219
DepoMed, Inc. (I)	3,996	33,526
Durect Corp. (I)	6,895	22,340
Endo Pharmaceuticals, Inc.	156	91
Eurand NV (I)	1,411	16,890
Hi-Tech Pharmacal Company, Inc. (I)	765	17,664
Impax Laboratories, Inc. (I)	4,575	94,199
Inspire Pharmaceuticals, Inc. (I)	4,352	17,495
Jazz Pharmaceuticals, Inc. (I)	1,108	27,290
MAP Pharmaceuticals, Inc. (I)	1,198	19,324
Medicis Pharmaceutical Corp., Class A	4,363	140,009
Nektar Therapeutics (I)	6,912	66,286
Obagi Medical Products, Inc. (I)	1,426	16,342
Optimer Pharmaceuticals, Inc. (I)(L)	2,472	29,516
Pain Therapeutics, Inc. (I)	2,854	19,521
Par Pharmaceutical Companies, Inc. (I)	2,549	78,713
POZEN, Inc. (I)(L)	2,058	10,578
Questcor Pharmaceuticals, Inc. (I)	4,029	52,216
Salix Pharmaceuticals, Ltd. (I)	4,138	137,961
Santarus, Inc. (I)	4,137	13,197
The Medicines Company (I)	3,892	67,682
Viropharma, Inc. (I)	5,609	100,569
Vivus, Inc. (I)(L)	5,939	45,196
XenoPort, Inc. (I)	2,461	17,891

		1,180,646

		10,829,026
Industrials - 14.73%
Aerospace & Defense - 1.77%
AAR Corp. (I)(L)	2,825	77,094
Aerovironment, Inc. (I)	1,240	35,972
American Science & Engineering, Inc.	634	59,596
Astronics Corp. (I)	706	15,221

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ceradyne, Inc. (I)	1,855	$70,917
Cubic Corp.	1,140	57,353
Curtiss-Wright Corp.	3,291	121,438
DigitalGlobe, Inc. (I)	1,968	63,527
Ducommun, Inc.	806	18,030
Esterline Technologies Corp. (I)	2,146	153,589
GenCorp, Inc. (I)	4,513	23,422
GeoEye, Inc. (I)	1,590	70,835
HEICO Corp. (L)	2,109	116,670
Herley Industries, Inc. (I)	1,012	19,228
Hexcel Corp. (I)	7,009	130,017
Kratos Defense & Security Solutions, Inc. (I)	1,462	21,067
Ladish Company, Inc. (I)	1,139	61,779
LMI Aerospace, Inc. (I)	745	13,380
Moog, Inc., Class A (I)	3,177	144,268
National Presto Industries, Inc.	329	41,632
Orbital Sciences Corp., Class A (I)	4,168	74,149
Taser International, Inc. (I)(L)	4,821	18,223
Teledyne Technologies, Inc. (I)	2,603	136,319
The Keyw Holding Corp. (I)	830	11,828
Triumph Group, Inc.	1,187	102,782

		1,658,336
Air Freight & Logistics - 0.37%
Air Transport Services Group, Inc. (I)	4,052	31,808
Atlas Air Worldwide Holdings, Inc. (I)	1,870	127,684
Forward Air Corp.	2,130	63,112
HUB Group, Inc., Class A (I)	2,708	94,672
Pacer International, Inc. (I)	2,689	14,601
Park-Ohio Holdings Corp. (I)	614	13,557

		345,434
Airlines - 0.63%
AirTran Holdings, Inc. (I)	9,745	71,139
Alaska Air Group, Inc. (I)	2,564	152,430
Allegiant Travel Company (L)	1,098	45,314
Hawaiian Holdings, Inc. (I)	3,885	25,796
JetBlue Airways Corp. (I)(L)	17,607	100,360
Pinnacle Airlines Corp. (I)	1,641	9,928
Republic Airways Holdings, Inc. (I)(L)	3,593	22,780
Skywest, Inc.	4,046	66,759
US Airways Group, Inc. (I)(L)	11,677	100,539

		595,045
Building Products - 0.60%
A.O. Smith Corp.	2,609	105,404
AAON, Inc. (L)	914	28,060
Ameresco, Inc., Class A (I)	695	10,022
American Woodmark Corp.	714	14,244
Ameron International Corp.	654	46,212
Apogee Enterprises, Inc.	2,090	28,570
Builders FirstSource, Inc. (I)	3,898	9,316
Gibraltar Industries, Inc. (I)	2,248	24,346
Griffon Corp. (I)	3,285	39,617
Insteel Industries, Inc.	1,425	17,627
NCI Building Systems, Inc. (I)	1,497	21,153
Quanex Building Products Corp.	2,690	50,814
Simpson Manufacturing Company, Inc.	2,848	82,393
Trex Company, Inc. (I)(L)	1,130	33,844
Universal Forest Products, Inc.	1,393	47,501

		559,123
Commercial Services & Supplies - 2.35%
ABM Industries, Inc.	3,752	99,916
ACCO Brands Corp. (I)	4,070	34,799
American Reprographics Company (I)	2,820	25,098

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
APAC Customer Services, Inc. (I)	2,442	$14,310
Casella Waste Systems, Inc., Class A (I)	2,104	15,422
Cenveo, Inc. (I)	4,272	23,880
Clean Harbors, Inc. (I)	1,625	149,305
Consolidated Graphics, Inc. (I)	685	37,360
Courier Corp.	925	13,200
Deluxe Corp.	3,711	94,816
EnergySolutions, Inc.	6,458	42,752
EnerNOC, Inc. (I)(L)	1,454	28,033
Ennis, Inc.	1,908	31,005
Fuel Tech, Inc. (I)	1,558	11,654
G&K Services, Inc., Class A	1,350	43,767
Healthcare Services Group, Inc.	4,769	84,745
Herman Miller, Inc.	4,095	110,319
Higher One Holdings, Inc. (I)	767	14,412
HNI Corp.	3,262	103,503
Innerworkings, Inc. (I)	1,989	16,250
Interface, Inc., Class A	3,651	60,862
Kimball International, Inc., Class B	2,502	17,914
Knoll, Inc. (L)	3,368	69,617
M&F Worldwide Corp. (I)	816	20,245
McGrath Rentcorp	1,737	47,785
Metalico, Inc. (I)	2,802	17,821
Mine Safety Appliances Company (L)	1,890	68,286
Mobile Mini, Inc. (I)(L)	2,630	59,806
Multi-Color Corp.	883	16,380
Rollins, Inc.	4,605	90,350
Schawk, Inc., Class A	844	15,251
Standard Parking Corp. (I)	1,202	21,828
Steelcase, Inc., Class A	5,481	53,221
Sykes Enterprises, Inc. (I)	3,021	56,191
Team, Inc. (I)	1,400	36,302
Tetra Tech, Inc. (I)	4,423	103,941
The Brinks Company	3,442	106,255
The Geo Group, Inc. (I)	4,401	111,917
Unifirst Corp.	1,018	57,415
United Stationers, Inc. (I)	1,744	117,580
US Ecology, Inc.	1,397	23,484
Viad Corp.	1,484	34,013

		2,201,010
Construction & Engineering - 0.78%
Comfort Systems USA, Inc.	2,697	35,789
Dycom Industries, Inc. (I)	2,765	47,724
EMCOR Group, Inc. (I)	4,762	151,717
Furmanite Corp. (I)	2,805	20,392
Granite Construction, Inc. (L)	2,510	71,535
Great Lakes Dredge & Dock Corp.	4,298	33,825
Insituform Technologies, Inc., Class A (I)	2,853	73,722
Layne Christensen Company (I)	1,414	47,185
MasTec, Inc. (I)	3,846	71,613
Michael Baker Corp. (I)	597	18,788
MYR Group, Inc. (I)	1,441	32,509
Northwest Pipe Company (I)	715	16,974
Orion Marine Group, Inc. (I)	2,004	24,749
Pike Electric Corp. (I)	1,307	12,704
Primoris Services Corp.	1,633	13,962
Sterling Construction Company, Inc. (I)	1,243	16,283
Tutor Perini Corp.	1,928	45,925

		735,396
Electrical Equipment - 1.70%
A123 Systems, Inc. (I)(L)	5,334	50,566
Acuity Brands, Inc. (L)	3,114	176,003
Advanced Battery Technologies, Inc. (I)(L)	4,982	19,330

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
American Superconductor Corp. (I)	3,682	$97,647
AZZ, Inc.	884	37,711
Belden, Inc.	3,382	123,883
Brady Corp., Class A	3,524	125,948
Broadwind Energy, Inc. (I)	7,209	11,534
Capstone Turbine Corp. (I)(L)	19,335	29,389
Encore Wire Corp. (L)	1,381	32,398
Ener1, Inc. (I)	4,596	16,959
EnerSys (I)	3,479	123,505
Franklin Electric Company, Inc.	1,697	72,123
Fuelcell Energy, Inc. (I)(L)	8,456	14,798
Generac Holdings, Inc. (I)	1,463	26,817
GrafTech International, Ltd. (I)	8,697	174,027
II-VI, Inc. (I)	1,812	92,756
LaBarge, Inc. (I)	1,074	16,840
LSI Industries, Inc.	1,530	11,842
Polypore International, Inc. (I)	1,576	92,101
Powell Industries, Inc. (I)	682	25,500
PowerSecure International, Inc. (I)	1,505	11,137
Preformed Line Products Company	178	12,634
Satcon Technology Corp. (I)	8,512	30,984
Vicor Corp.	1,415	21,550
Woodward, Inc.	4,411	145,078

		1,593,060
Industrial Conglomerates - 0.19%
Raven Industries, Inc.	1,170	63,484
Seaboard Corp.	23	53,365
Standex International Corp.	917	31,426
Tredegar Industries, Inc.	1,772	34,589

		182,864
Machinery - 3.17%
3D Systems Corp. (I)	1,327	64,957
Actuant Corp., Class A	4,882	138,161
Alamo Group, Inc.	488	14,220
Albany International Corp., Class A	2,014	49,061
Altra Holdings, Inc. (I)	1,971	42,633
American Railcar Industries, Inc. (I)	732	14,794
Ampco-Pittsburgh Corp.	653	17,318
ArvinMeritor, Inc. (I)	6,819	122,196
Astec Industries, Inc. (I)	1,423	48,852
Badger Meter, Inc. (L)	1,099	43,202
Barnes Group, Inc.	3,540	75,331
Blount International, Inc. (I)	3,456	52,531
Briggs & Stratton Corp.	3,619	72,850
Cascade Corp.	651	31,808
Chart Industries, Inc. (I)	2,091	94,910
CIRCOR International, Inc.	1,229	48,730
CLARCOR, Inc.	3,610	148,515
Colfax Corp. (I)	1,737	38,527
Columbus McKinnon Corp. (I)	1,422	24,558
Commercial Vehicle Group, Inc. (I)	1,827	28,794
Douglas Dynamics, Inc.	836	13,376
Dynamic Materials Corp.	995	26,298
Energy Recovery, Inc. (I)	3,440	11,662
EnPro Industries, Inc. (I)(L)	1,456	57,774
ESCO Technologies, Inc.	1,912	73,210
Federal Signal Corp.	4,608	29,814
Flow International Corp. (I)	3,893	15,533
Force Protection, Inc. (I)	5,286	26,641
FreightCar America, Inc. (I)	877	24,661
Graham Corp.	788	16,729
Greenbrier Companies, Inc. (I)	1,392	34,772
John Bean Technologies Corp.	2,006	38,054

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Kadant, Inc. (I)	953	$24,797
Kaydon Corp.	2,400	94,176
L.B. Foster Company (I)	736	30,912
Lindsay Corp.	899	63,478
Lydall, Inc. (I)	1,369	12,239
Met-Pro Corp.	1,225	13,977
Middleby Corp. (I)	1,202	107,783
Miller Industries, Inc.	836	13,894
Mueller Industries, Inc.	2,689	91,372
Mueller Water Products, Inc.	11,330	46,000
NACCO Industries, Inc., Class A	407	50,692
Nordson Corp.	2,462	268,136
PMFG, Inc. (I)	1,107	20,546
RBC Bearings, Inc. (I)	1,559	56,420
Robbins & Myers, Inc.	2,775	118,298
Sauer-Danfoss, Inc. (I)	851	25,981
Sun Hydraulics, Inc.	920	33,212
Tecumseh Products Company, Class A (I)	1,415	17,022
Tennant Company	1,360	55,284
The Gorman-Rupp Company	898	33,522
Titan International, Inc.	2,544	61,107
TriMas Corp. (I)	1,109	22,812
Twin Disc, Inc.	642	20,775
Wabash National Corp. (I)	4,953	51,610
Watts Water Technologies, Inc., Class A (L)	2,093	81,857
Xerium Technologies, Inc. (I)	613	13,161

		2,969,535
Marine - 0.11%
Baltic Trading, Ltd.	1,281	12,131
Eagle Bulk Shipping, Inc. (I)(L)	4,618	18,980
Excel Maritime Carriers, Ltd. (I)(L)	2,959	15,446
Genco Shipping & Trading, Ltd. (I)(L)	2,060	25,008
Horizon Lines, Inc.	2,582	11,800
International Shipholding Corp.	453	11,071
Ultrapetrol Bahamas, Ltd. (I)	1,854	10,327

		104,763
Professional Services - 1.17%
Acacia Research - Acacia Technologies (I)	2,458	72,069
Barrett Business Services, Inc.	676	9,863
CBIZ, Inc. (I)	3,202	22,670
CDI Corp.	944	14,047
CoStar Group, Inc. (I)(L)	1,491	84,495
CRA International, Inc. (I)	853	22,127
Exponent, Inc. (I)	1,003	39,468
GP Strategies Corp. (I)	1,200	13,896
Heidrick & Struggles International, Inc.	1,284	34,963
Hill International, Inc. (I)	2,048	10,854
Hudson Highland Group, Inc. (I)	2,775	18,620
Huron Consulting Group, Inc. (I)	1,628	45,291
ICF International, Inc. (I)	1,243	28,179
Insperity, Inc. (I)	1,591	47,619
Kelly Services, Inc., Class A (I)	1,917	40,295
Kforce, Inc. (I)	2,232	39,864
Korn/Ferry International (I)	3,343	76,421
Mistras Group, Inc. (I)	1,082	16,327
Navigant Consulting Company (I)	3,749	35,203
On Assignment, Inc. (I)	2,759	28,970
Resources Connection, Inc.	3,385	65,297
School Specialty, Inc. (I)	1,427	21,904
SFN Group, Inc. (I)	3,791	52,430
The Advisory Board Company (I)	1,105	56,532
The Corporate Executive Board Company	2,466	98,813
The Dolan Company (I)	2,240	28,000

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
TrueBlue, Inc. (I)	3,200	$51,680
Volt Information Sciences, Inc. (I)	1,254	9,555
VSE Corp.	331	8,973

		1,094,425
Road & Rail - 0.95%
AMERCO, Inc. (I)	602	58,147
Arkansas Best Corp.	1,862	44,167
Avis Budget Group, Inc. (I)	7,456	114,226
Celadon Group, Inc. (I)	1,559	22,777
Dollar Thrifty Automotive Group, Inc. (I)	2,074	110,150
Genesee & Wyoming, Inc., Class A (I)	2,757	143,612
Heartland Express, Inc. (L)	3,612	59,923
Knight Transportation, Inc.	4,226	78,646
Marten Transport, Ltd.	1,177	25,129
Old Dominion Freight Line, Inc. (I)	3,012	92,709
Patriot Transportation Holding, Inc. (I)	378	9,473
RailAmerica, Inc. (I)	1,675	25,125
Roadrunner Transportation Systems, Inc. (I)	823	11,596
Saia, Inc. (I)	1,229	18,533
USA Truck, Inc. (I)	719	9,196
Werner Enterprises, Inc. (L)	3,041	71,616

		895,025
Trading Companies & Distributors - 0.94%
Aceto Corp.	2,053	16,280
Aircastle, Ltd.	3,675	44,394
Applied Industrial Technologies, Inc.	3,037	97,305
Beacon Roofing Supply, Inc. (I)	3,313	70,269
CAI International, Inc. (I)	747	15,821
DXP Enterprises, Inc. (I)	625	13,288
H&E Equipment Services, Inc. (I)	2,087	32,724
Houston Wire & Cable Company (L)	1,417	18,988
Interline Brands, Inc. (I)	2,378	52,102
Kaman Corp., Class A	1,866	59,469
RSC Holdings, Inc. (I)(L)	3,634	49,531
Rush Enterprises, Inc., Class A (I)	2,341	43,941
Seacube Container Leasing, Ltd.	844	12,677
TAL International Group, Inc.	1,225	42,728
Textainer Group Holdings, Ltd.	672	23,755
Titan Machinery, Inc. (I)	961	24,727
United Rentals, Inc. (I)(L)	4,387	135,909
Watsco, Inc. (L)	1,976	127,610

		881,518

		13,815,534
Information Technology - 18.39%
Communications Equipment - 3.08%
Acme Packet, Inc. (I)	3,166	238,210
ADTRAN, Inc. (L)	4,466	203,114
Anaren, Inc. (I)	1,100	23,342
Arris Group, Inc. (I)	9,172	121,070
Aruba Networks, Inc. (I)	5,602	170,581
Aviat Networks, Inc. (I)	4,542	27,752
Bel Fuse, Inc., Class B	776	16,994
BigBand Networks, Inc. (I)	4,278	11,123
Black Box Corp.	1,299	49,609
Blue Coat Systems, Inc. (I)	3,030	85,264
Calix, Inc. (I)	564	10,034
Comtech Telecommunications Corp.	2,070	55,994
DG Fastchannel, Inc. (I)	1,835	60,757
Digi International, Inc. (I)	1,929	21,354
EMS Technologies, Inc. (I)	1,160	22,550
Emulex Corp. (I)	6,295	69,245
Extreme Networks, Inc. (I)	6,966	27,307

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Finisar Corp. (I)	5,455	$223,764
Globecomm Systems, Inc. (I)	1,670	17,786
Harmonic, Inc. (I)	8,162	78,437
Infinera Corp. (I)	6,415	51,384
InterDigital, Inc.	3,178	151,527
Ixia (I)	2,388	41,909
KVH Industries, Inc. (I)	1,225	17,983
Loral Space & Communications, Inc. (I)	781	59,090
NETGEAR, Inc. (I)	2,564	84,099
Network Equipment Technologies, Inc. (I)	2,462	8,962
Oclaro, Inc. (I)	3,620	63,821
Oplink Communications, Inc. (I)	1,427	38,829
PC-Tel, Inc. (I)	1,629	12,201
Plantronics, Inc.	3,462	120,789
Powerwave Technologies, Inc. (I)	9,826	36,258
Riverbed Technology, Inc. (I)	9,130	376,978
Seachange International, Inc. (I)	2,170	20,485
ShoreTel, Inc. (I)	3,374	22,909
Sonus Networks, Inc. (I)	15,096	45,741
Sycamore Networks, Inc.	1,412	30,146
Symmetricom, Inc. (I)	3,334	18,870
Tekelec, Inc. (I)	4,982	38,212
UTStarcom, Inc. (I)(L)	8,879	18,202
Viasat, Inc. (I)	2,388	99,365

		2,892,047
Computers & Peripherals - 0.65%
Avid Technology, Inc. (I)	2,126	46,900
Cray, Inc. (I)	2,725	20,111
Electronics for Imaging, Inc. (I)	3,303	50,965
Hypercom Corp. (I)	3,381	33,776
Imation Corp. (I)	2,175	24,969
Immersion Corp. (I)	2,280	16,188
Intermec, Inc. (I)	3,617	40,619
Intevac, Inc. (I)	1,666	21,275
Novatel Wireless, Inc. (I)	2,314	13,699
Quantum Corp. (I)	15,646	40,523
Rimage Corp. (I)	834	12,518
Silicon Graphics International Corp. (I)	2,306	35,766
STEC, Inc. (I)(L)	2,966	60,595
Stratasys, Inc. (I)	1,491	67,662
Super Micro Computer, Inc. (I)	1,840	27,508
Synaptics, Inc. (I)	2,452	72,334
Xyratex, Ltd. (I)	2,221	28,229

		613,637
Electronic Equipment, Instruments & Components - 2.48%
Agilysys, Inc. (I)	1,454	7,299
Anixter International, Inc. (L)	2,007	143,741
Benchmark Electronics, Inc. (I)	4,540	85,624
Brightpoint, Inc. (I)	5,173	65,180
Checkpoint Systems, Inc. (I)	2,890	62,944
Cognex Corp.	2,875	80,241
Coherent, Inc. (I)	1,821	112,447
Comverge, Inc. (I)	2,047	10,419
CTS Corp.	2,500	29,650
Daktronics, Inc. (L)	2,465	28,224
DDi Corp.	1,033	10,712
DTS, Inc. (I)	1,239	56,189
Echelon Corp. (I)	2,495	21,856
Electro Rent Corp.	1,217	19,484
Electro Scientific Industries, Inc. (I)	2,003	30,526
Fabrinet (I)	712	20,812
FARO Technologies, Inc. (I)	1,176	41,924
Gerber Scientific, Inc. (I)	2,002	16,517

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Insight Enterprises, Inc. (I)	3,392	$62,040
IPG Photonics Corp. (I)	1,885	107,294
L-1 Identity Solutions, Inc. (I)	5,529	65,850
Littelfuse, Inc.	1,584	83,683
Maxwell Technologies, Inc. (I)	1,945	35,224
Measurement Specialties, Inc. (I)	1,082	33,477
Mercury Computer Systems, Inc. (I)	1,752	33,253
Methode Electronics, Inc.	2,713	31,742
Microvision, Inc. (I)	7,447	12,436
MTS Systems Corp.	1,152	53,349
Multi-Fineline Electronix, Inc. (I)	785	22,467
Newport Corp. (I)	2,662	44,322
OSI Systems, Inc. (I)	1,152	43,338
Park Electrochemical Corp.	1,465	46,587
Plexus Corp. (I)	2,923	91,870
Power-One, Inc. (I)(L)	5,079	41,800
Pulse Electronics Corp.	3,203	19,346
RadiSys Corp. (I)	1,964	16,360
Richardson Electronics, Ltd.	1,169	15,197
Rofin-Sinar Technologies, Inc. (I)	2,050	79,499
Rogers Corp. (I)	1,143	53,904
Sanmina-SCI Corp. (I)	5,778	90,252
Scansource, Inc. (I)	1,974	72,110
SMART Modular
Technologies (WWH), Inc. (I)	3,891	26,965
Spectrum Control, Inc. (I)	1,017	14,248
SYNNEX Corp. (I)(L)	1,606	56,660
TTM Technologies, Inc. (I)	5,817	102,030
Universal Display Corp. (I)	2,196	92,430
X-Rite, Inc. (I)	2,652	12,332
Zygo Corp. (I)	1,388	20,098

		2,323,952
Internet Software & Services - 1.97%
Ancestry.com, Inc. (I)	1,375	45,183
comScore, Inc. (I)	1,660	45,700
Constant Contact, Inc. (I)(L)	2,092	60,522
DealerTrack Holdings, Inc. (I)	2,967	59,874
Dice Holdings, Inc. (I)	1,204	16,531
Digital River, Inc. (I)	2,863	96,140
Earthlink, Inc.	7,770	63,947
Envestnet, Inc. (I)	601	7,543
GSI Commerce, Inc. (I)	4,807	99,927
InfoSpace, Inc. (I)	2,689	21,673
Internap Network Services Corp. (I)	3,897	26,500
Intralinks Holdings, Inc. (I)	874	24,638
j2 Global Communications, Inc. (I)	3,270	95,124
Keynote Systems, Inc.	1,018	17,907
KIT Digital, Inc. (I)	2,109	27,438
Limelight Networks, Inc. (I)	3,402	23,644
Liquidity Services, Inc. (I)	1,101	17,693
LivePerson, Inc. (I)	3,301	33,109
LogMeIn, Inc. (I)(L)	1,070	38,402
LoopNet, Inc. (I)	1,423	16,934
Marchex, Inc., Class B	1,537	13,818
ModusLink Global Solutions, Inc. (I)	3,390	23,391
Move, Inc. (I)	11,823	25,065
NIC, Inc.	4,086	41,432
OpenTable, Inc. (I)	1,143	101,578
Openwave Systems, Inc. (I)	6,661	14,787
Perficient, Inc. (I)	1,722	21,404
Quinstreet, Inc. (I)	753	16,408
Rackspace Hosting, Inc. (I)	7,005	258,555
RealNetworks, Inc. (I)	6,149	23,674

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
RightNow Technologies, Inc. (I)	1,595	$42,571
Saba Software, Inc. (I)	2,348	16,600
SAVVIS, Inc. (I)	2,731	88,730
Stamps.com, Inc.	929	12,486
Support.com, Inc. (I)	3,532	19,709
Terremark Worldwide, Inc. (I)	4,242	80,513
The Knot, Inc. (I)	2,280	22,868
Travelzoo, Inc. (I)	399	15,741
United Online, Inc.	6,504	39,089
ValueClick, Inc. (I)	5,892	87,968
Vocus, Inc. (I)	1,234	29,986
Zix Corp. (I)	4,260	15,719

		1,850,521
IT Services - 2.03%
Acxiom Corp. (I)	4,963	85,066
CACI International, Inc., Class A (I)	2,149	127,479
Cardtronics, Inc. (I)	1,967	37,275
Cass Information Systems, Inc.	611	23,860
CIBER, Inc. (I)	4,612	21,538
Computer Task Group, Inc. (I)	1,204	14,123
CSG Systems International, Inc. (I)	2,488	48,640
Echo Global Logistics, Inc. (I)	854	10,094
Euronet Worldwide, Inc. (I)	3,580	64,691
ExlService Holdings, Inc. (I)	1,107	24,598
Forrester Research, Inc.	1,034	37,410
Global Cash Access Holdings, Inc. (I)	3,966	13,643
Heartland Payment Systems, Inc.	2,741	53,669
iGate Corp.	1,735	31,404
Integral Systems, Inc. (I)	1,503	18,397
Jack Henry & Associates, Inc.	6,103	194,747
Lionbridge Technologies, Inc. (I)	4,585	16,873
ManTech International Corp., Class A (I)	1,583	68,386
MAXIMUS, Inc.	1,248	92,352
MoneyGram International, Inc. (I)	6,647	18,346
NCI, Inc. (I)	528	12,091
Online Resources Corp. (I)	2,336	15,301
Sapient Corp. (I)	7,484	88,685
SRA International, Inc., Class A (I)	3,105	84,549
Syntel, Inc.	943	49,649
TeleTech Holdings, Inc. (I)	2,201	50,139
The Hackett Group, Inc. (I)	2,365	8,538
TNS, Inc. (I)	1,938	36,531
Unisys Corp. (I)	3,110	115,568
VeriFone Systems, Inc. (I)	6,181	280,865
Virtusa Corp. (I)	1,004	16,958
Wright Express Corp. (I)	2,791	142,341

		1,903,806
Semiconductors & Semiconductor Equipment - 3.85%
Advanced Analogic Technologies, Inc. (I)	3,506	14,830
Advanced Energy Industries, Inc. (I)	2,631	42,412
Amkor Technology, Inc. (I)(L)	7,611	56,093
Anadigics, Inc. (I)	4,777	25,939
Applied Micro Circuits Corp. (I)	4,755	49,928
ATMI, Inc. (I)	2,250	41,040
Axcelis Technologies, Inc. (I)	7,743	21,293
AXT, Inc. (I)	2,289	16,984
Brooks Automation, Inc. (I)	4,713	59,148
Cabot Microelectronics Corp. (I)	1,690	82,506
Cavium Networks, Inc. (I)	3,196	138,003
CEVA, Inc. (I)	1,528	34,838
Cirrus Logic, Inc. (I)(L)	4,975	116,166
Cohu, Inc.	1,725	25,392
Conexant Systems, Inc. (I)	6,606	15,590

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cymer, Inc. (I)	2,159	$109,245
Diodes, Inc. (I)	2,464	71,357
DSP Group, Inc. (I)	1,868	14,739
Energy Conversion Devices, Inc. (I)(L)	3,674	14,402
Entegris, Inc. (I)	9,584	83,572
Entropic Communications, Inc. (I)(L)	4,730	43,800
Evergreen Solar, Inc. (I)(L)	2,622	5,821
Exar Corp. (I)	2,724	17,624
FEI Company (I)	2,760	92,543
FormFactor, Inc. (I)	3,699	36,361
FSI International, Inc. (I)	3,086	11,943
GSI Technology, Inc. (I)	1,518	14,284
GT Solar International, Inc. (I)	4,529	48,415
Hittite Microwave Corp. (I)	1,947	119,507
Inphi Corpinphi Corp. (I)	505	12,115
Integrated Device Technology, Inc. (I)	11,403	88,373
Integrated Silicon Solution, Inc. (I)	1,932	18,895
IXYS Corp. (I)	1,775	22,046
Kopin Corp. (I)	5,093	22,358
Kulicke & Soffa Industries, Inc. (I)	5,084	48,756
Lattice Semiconductor Corp. (I)	8,387	55,690
LTX-Credence Corp. (I)	3,600	32,184
Mattson Technology, Inc. (I)	4,070	10,663
Micrel, Inc.	3,596	48,330
Microsemi Corp. (I)	5,974	131,607
Mindspeed Technologies, Inc. (I)	2,437	18,862
MIPS Technologies, Inc. (I)	3,641	44,311
MKS Instruments, Inc.	3,622	108,732
Monolithic Power Systems, Inc. (I)	2,383	36,817
MoSys, Inc. (I)	2,490	14,044
Nanometrics, Inc. (I)	1,322	23,822
Netlogic Microsystems, Inc. (I)	4,511	186,710
NVE Corp. (I)	358	21,212
OmniVision Technologies, Inc. (I)	3,999	122,449
Pericom Semiconductor Corp. (I)	1,914	19,255
Photronics, Inc. (I)	3,949	35,304
PLX Technology, Inc. (I)	3,118	11,724
Power Integrations, Inc. (L)	1,772	70,596
RF Micro Devices, Inc. (I)	19,404	145,530
Rubicon Technology, Inc. (I)(L)	1,157	26,403
Rudolph Technologies, Inc. (I)	2,362	26,171
Semtech Corp. (I)	4,443	105,210
Sigma Designs, Inc. (I)	2,244	30,698
Silicon Image, Inc. (I)	5,581	44,871
Spansion, Inc., Class A (I)	1,042	21,955
Standard Microsystems Corp. (I)	1,586	42,077
Supertex, Inc. (I)	722	16,505
Tessera Technologies, Inc. (I)	3,627	63,146
Trident Microsystems, Inc. (I)	5,809	7,842
TriQuint Semiconductor, Inc. (I)	11,189	159,443
Ultra Clean Holdings, Inc. (I)	1,685	17,810
Ultratech, Inc. (I)	1,740	43,013
Veeco Instruments, Inc. (I)	2,929	139,362
Volterra Semiconductor Corp. (I)	1,763	44,480
Zoran Corp. (I)	3,793	42,520

		3,605,666
Software - 4.33%
Accelrys, Inc. (I)	4,083	35,359
ACI Worldwide, Inc. (I)	2,440	76,396
Actuate Corp. (I)	3,500	16,695
Advent Software, Inc. (I)	2,283	66,207
American Software, Inc., Class A	1,923	12,923
Ariba, Inc. (I)	6,508	201,423
Aspen Technology, Inc. (I)	4,555	69,373

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Blackbaud, Inc.	3,271	$87,041
Blackboard, Inc. (I)(L)	2,471	86,510
Bottomline Technologies, Inc. (I)	2,301	50,875
BroadSoft, Inc. (I)	573	20,227
CDC Corp., Class A (I)	2,484	7,328
CommVault Systems, Inc. (I)	3,136	114,558
Concur Technologies, Inc. (I)	2,905	151,147
Deltek, Inc. (I)	1,580	11,518
DemandTec, Inc. (I)	1,476	19,203
Digimarc Corp. (I)	536	16,010
Ebix, Inc. (I)	1,969	51,863
Epicor Software Corp. (I)	3,609	37,173
EPIQ Systems, Inc.	2,391	33,020
Fair Isaac Corp.	3,009	84,102
FalconStor Software, Inc. (I)	2,680	13,052
Fortinet, Inc. (I)	3,028	123,664
Interactive Intelligence, Inc. (I)	965	33,206
JDA Software Group, Inc. (I)	3,186	93,987
Kenexa Corp. (I)	1,667	38,658
Lawson Software, Inc. (I)	10,085	102,262
Magma Design Automation, Inc. (I)	4,994	33,210
Manhattan Associates, Inc. (I)	1,633	52,583
Mentor Graphics Corp. (I)	7,749	123,209
MicroStrategy, Inc., Class A (I)	634	75,351
Monotype Imaging Holdings, Inc. (I)	1,682	22,505
Netscout Systems, Inc. (I)	2,240	55,978
NetSuite, Inc. (I)	1,341	40,243
Opnet Technologies, Inc.	967	32,955
Parametric Technology Corp. (I)	8,358	198,085
Pegasystems, Inc.	1,182	47,611
Progress Software Corp. (I)	4,567	134,087
PROS Holdings, Inc. (I)	1,521	17,415
QLIK Technologies, Inc. (I)	984	25,741
Quest Software, Inc. (I)	4,299	115,170
Radiant Systems, Inc. (I)	2,396	41,091
RealD, Inc. (I)	1,061	23,819
RealPage, Inc. (I)	1,125	27,900
Renaissance Learning, Inc.	1,041	11,180
Rosetta Stone, Inc. (I)	782	11,699
Rovi Corp. (I)	347	19,236
S1 Corp. (I)	3,881	25,343
Smith Micro Software, Inc. (I)	2,240	20,989
SolarWinds, Inc. (I)	2,555	57,360
Sourcefire, Inc. (I)	2,016	54,634
SRS Labs, Inc. (I)	1,015	9,176
SS&C Technologies Holdings, Inc. (I)	921	18,042
SuccessFactors, Inc. (I)	4,565	163,929
Synchronoss Technologies, Inc. (I)	1,709	58,550
Take-Two Interactive Software, Inc. (I)	5,120	82,278
Taleo Corp. (I)	2,900	93,641
TeleCommunication Systems, Inc. (I)	3,507	14,975
THQ, Inc. (I)	4,990	28,742
TIBCO Software, Inc. (I)	11,973	294,775
TiVo, Inc. (I)	8,423	86,588
Tyler Technologies, Inc. (I)	2,210	48,885
Ultimate Software Group, Inc. (I)(L)	1,817	97,100
VASCO Data Security International, Inc. (I)	2,103	18,864
Virnetx Holding Corp.	2,581	30,972
Wave Systems Corp. Class A (I)(L)	6,021	23,723
Websense, Inc. (I)	3,154	67,559

		4,058,973

		17,248,602

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 5.36%
Chemicals - 2.35%
A. Schulman, Inc.	2,276	$50,664
American Vanguard Corp.	1,709	14,065
Arch Chemicals, Inc.	1,651	59,353
Balchem Corp.	2,067	74,412
Calgon Carbon Corp. (I)(L)	4,090	57,424
Ferro Corp. (I)	6,260	99,659
Georgia Gulf Corp. (I)	2,470	78,842
H.B. Fuller Company	3,552	76,546
Hawkins, Inc.	633	24,225
Innophos Holdings, Inc.	1,551	66,429
Koppers Holdings, Inc.	1,493	60,332
Kraton Performance Polymers, Inc. (I)	807	27,680
Landec Corp. (I)	2,273	13,979
LSB Industries, Inc. (I)	1,251	37,880
Minerals Technologies, Inc.	1,355	87,912
NewMarket Corp.	726	93,008
Olin Corp. (L)	5,667	105,463
OM Group, Inc. (I)	2,235	78,650
Omnova Solutions, Inc. (I)	3,333	23,464
PolyOne Corp.	6,741	93,565
Quaker Chemical Corp.	801	31,023
Rockwood Holdings, Inc. (I)	3,763	175,168
Senomyx, Inc. (I)	2,943	21,337
Sensient Technologies Corp.	3,564	118,966
Solutia, Inc. (I)	8,774	203,645
Spartech Corp. (I)	2,327	19,733
Stepan Company	551	38,675
STR Holdings, Inc. (I)(L)	2,082	37,705
TPC Group, Inc. (I)	571	16,588
W.R. Grace & Company (I)	5,260	200,090
Westlake Chemical Corp.	1,426	68,177
Zep, Inc.	1,615	25,339
Zoltek Companies, Inc. (I)	2,060	30,117

		2,210,115
Construction Materials - 0.10%
Headwaters, Inc. (I)	4,562	23,129
Texas Industries, Inc.	1,503	61,292
United States Lime & Minerals, Inc. (I)	202	8,149

		92,570
Containers & Packaging - 0.51%
AEP Industries, Inc. (I)	390	10,951
Boise, Inc.	5,085	45,663
Graham Packaging Company, Inc. (I)	1,323	22,478
Graphic Packaging Holding Company (I)	8,271	43,009
Myers Industries, Inc.	2,648	26,798
Rock-Tenn Company, Class A (L)	2,781	190,916
Silgan Holdings, Inc.	3,847	140,339

		480,154
Metals & Mining - 1.87%
A. M. Castle & Company (I)	1,228	21,171
Allied Nevada Gold Corp. (I)	5,417	164,352
AMCOL International Corp. (L)	1,738	54,243
Capital Gold Corp. (I)	4,646	25,274
Century Aluminum Company (I)	4,625	78,394
Coeur d’Alene Mines Corp. (I)(L)	6,346	199,962
Contango ORE, Inc. (I)	88	1,716
General Moly, Inc. (I)(L)	4,730	24,785
Globe Specialty Metals, Inc.	4,411	102,732
Golden Star Resources, Ltd. (I)	18,496	58,447
Haynes International, Inc.	879	45,567
Hecla Mining Company (I)(L)	18,519	187,968

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Horsehead Holding Corp. (I)	3,157	$52,217
Jaguar Mining, Inc. (I)	6,159	32,643
Kaiser Aluminum Corp. (L)	1,089	55,027
Materion Corp. (I)	1,451	63,510
Metals USA Holdings Corp. (I)	838	12,528
Molycorp, Inc. (I)(L)	1,855	89,021
Noranda Aluminum Holding Corp. (I)	1,001	15,786
Olympic Steel, Inc.	665	17,882
RTI International Metals, Inc. (I)	2,168	61,788
Stillwater Mining Company (I)	3,201	76,408
Thompson Creek Metals Company, Inc. (I)	11,838	156,025
Universal Stainless & Alloy Products, Inc. (I)	521	18,001
US Energy Corp. (I)	2,137	13,655
US Gold Corp. (I)	6,402	46,479
Worthington Industries, Inc.	4,036	78,137

		1,753,718
Paper & Forest Products - 0.53%
Buckeye Technologies, Inc.	2,848	74,618
Clearwater Paper Corp. (I)	825	65,423
Deltic Timber Corp.	782	47,522
KapStone Paper and Packaging Corp. (I)	2,785	47,763
Louisiana-Pacific Corp. (I)(L)	9,151	94,438
Neenah Paper, Inc.	1,118	21,767
P.H. Glatfelter Company	3,345	41,177
Schweitzer-Mauduit International, Inc.	1,319	72,321
Wausau Paper Corp.	3,669	29,462

		494,491

		5,031,048
Telecommunication Services - 0.80%
Diversified Telecommunication Services - 0.67%
AboveNet, Inc.	1,565	101,553
Alaska Communications Systems Group, Inc.	3,309	33,719
Atlantic Tele-Network, Inc.	676	26,357
Cbeyond, Inc. (I)	1,957	27,359
Cincinnati Bell, Inc. (I)	14,703	38,816
Cogent Communications Group, Inc. (I)	3,292	48,524
Consolidated Communications Holdings, Inc.	1,806	33,032
General Communication, Inc., Class A (I)	3,431	41,481
Global Crossing, Ltd. (I)	2,167	34,130
Globalstar, Inc. (I)	5,806	7,664
Hughes Communications, Inc. (I)	675	40,433
IDT Corp., Class B	1,074	27,956
Iridium Communications, Inc. (I)	2,475	23,265
Neutral Tandem, Inc. (I)(L)	2,433	41,848
PAETEC Holding Corp. (I)	9,229	35,070
Premiere Global Services, Inc. (I)	4,485	30,094
Vonage Holdings Corp. (I)	7,613	33,649

		624,950
Wireless Telecommunication Services - 0.13%
FiberTower Corp. (I)	3,653	12,128
ICO Global
Communications Holdings, Ltd. (I)	7,013	16,060
NTELOS Holdings Corp.	2,120	41,170
Shenandoah Telecommunications Company	1,723	30,153
USA Mobility, Inc.	1,638	24,439

		123,950

		748,900
Utilities - 2.84%
Electric Utilities - 1.16%
Allete, Inc.	2,243	84,785
Central Vermont Public Service Corp.	1,055	22,429

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Cleco Corp.	4,301	$139,137
El Paso Electric Company (I)	3,176	89,246
IDACORP, Inc.	3,411	128,731
MGE Energy, Inc.	1,649	67,560
Otter Tail Corp.	2,663	59,971
PNM Resources, Inc.	6,292	83,747
Portland General Electric Company	5,343	125,133
The Empire District Electric Company	2,949	63,787
UIL Holding Corp.	3,588	110,295
Unisource Energy Corp.	2,619	95,489
Unitil Corp.	926	21,122

		1,091,432
Gas Utilities - 1.05%
Chesapeake Utilities Corp.	707	28,874
New Jersey Resources Corp.	2,893	121,014
Nicor, Inc.	3,188	168,135
Northwest Natural Gas Company	1,856	87,232
Piedmont Natural Gas Company, Inc. (L)	5,061	148,287
South Jersey Industries, Inc.	2,102	115,316
Southwest Gas Corp.	3,208	124,695
The Laclede Group, Inc.	1,589	61,796
WGL Holdings, Inc.	3,522	133,836

		989,185
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	7,546	43,691
Multi-Utilities - 0.33%
Avista Corp.	3,916	87,405
Black Hills Corp. (L)	2,829	87,190
CH Energy Group, Inc.	1,187	58,234
NorthWestern Corp.	2,611	77,573

		310,402
Water Utilities - 0.25%
American States Water Company	1,367	45,849
Artesian Resources Corp.	782	15,280
Cadiz, Inc. (I)	1,130	14,464
California Water Service Group	1,426	50,309
Connecticut Water Service, Inc. (L)	767	19,551
Consolidated Water Company, Ltd.	1,314	14,349
Middlesex Water Company	1,336	25,077
SJW Corp.	1,031	25,589
York Water Company	1,181	20,042

		230,510

		2,665,220

TOTAL COMMON STOCKS (Cost $53,889,239)		$89,124,036

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$1,500	$964

TOTAL CORPORATE BONDS (Cost $1,160)		$964

SECURITIES LENDING COLLATERAL - 9.34%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	875,413	8,760,605

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,760,429)		$8,760,605

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.58%
Short-Term Securities* - 4.58%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	$4,300,000	$4,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,000)		$4,300,000

Total Investments (Small Cap Index Fund)
(Cost $66,950,828) - 108.95%		$102,185,605
Other assets and liabilities, net - (8.95%)		(8,398,293)

TOTAL NET ASSETS - 100.00%		$93,787,312

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.48%
Consumer Discretionary - 15.31%
Auto Components - 1.75%
Dana Holding Corp. (I)	65,610	$1,238,717
Dorman Products, Inc. (I)	142	4,923
Drew Industries, Inc.	2,900	67,077
Exide Technologies (I)	14,279	169,920
Federal Mogul Corp. (I)	1,584	33,280
Modine Manufacturing Company (I)	4,700	69,560
Motorcar Parts of America, Inc. (I)	2,990	42,608
Shiloh Industries, Inc.	1,546	18,444
Spartan Motors, Inc.	7,122	45,225
Standard Motor Products, Inc.	5,700	66,291
Superior Industries International, Inc.	6,650	132,202
TRW Automotive Holdings Corp. (I)	31,906	1,812,261

		3,700,508
Distributors - 0.05%
Audiovox Corp., Class A (I)	2,806	23,234
Core-Mark Holding Company, Inc. (I)	2,690	91,326

		114,560
Diversified Consumer Services - 0.25%
Cambium Learning Group, Inc. (I)	1,473	5,273
Carriage Services, Inc. (I)	403	2,297
Jackson Hewitt Tax Service, Inc. (I)(L)	2,200	2,728
Mac-Gray Corp.	693	11,060
Regis Corp.	11,767	206,276
Service Corp. International	27,375	298,388
Stewart Enterprises, Inc., Class A (L)	1,666	12,695

		538,717
Hotels, Restaurants & Leisure - 4.09%
Bally Technologies, Inc. (I)	18,968	732,734
Benihana, Inc. (I)	700	6,328
Benihana, Inc., Class A (I)	1,322	12,162
Biglari Holdings, Inc. (I)	222	94,963
Bluegreen Corp. (I)	8,443	36,220
Bob Evans Farms, Inc.	6,300	197,442
Boyd Gaming Corp. (I)(L)	13,073	139,750
Brinker International, Inc.	43,439	1,026,898
Canterbury Park Holding Corp. (I)	100	1,275
Churchill Downs, Inc.	1,771	73,957
DineEquity, Inc. (I)	22,983	1,314,857
Dover Downs Gaming & Entertainment, Inc.	2,392	8,492
Full House Resorts, Inc. (I)	482	1,904
Gaming Partners International Corp.	400	2,956
Gaylord Entertainment Company (I)(L)	9,200	331,476
Great Wolf Resorts, Inc. (I)	6,052	16,643

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	5,732	$158,891
Isle of Capri Casinos, Inc. (I)	7,512	69,486
Lakes Gaming, Inc. (I)	4,339	11,629
Life Time Fitness, Inc. (I)	6,300	241,605
Luby’s, Inc. (I)	7,323	39,178
Marcus Corp.	4,570	59,501
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	2,184	22,430
Monarch Casino & Resort, Inc. (I)	2,300	24,035
MTR Gaming Group, Inc. (I)	3,801	10,225
Multimedia Games, Inc. (I)	1,794	9,867
O’Charley’s, Inc. (I)	5,687	36,112
Orient-Express Hotels, Ltd., Class A (I)	11,800	148,916
P.F. Chang’s China Bistro, Inc. (L)	17,311	803,923
Papa John’s International, Inc. (I)	21,508	627,603
Penn National Gaming, Inc. (I)	8,043	287,698
Pinnacle Entertainment, Inc. (I)	8,929	117,238
Red Robin Gourmet Burgers, Inc. (I)	3,900	93,054
Rick’s Cabaret International, Inc. (I)	2,792	30,377
Ruby Tuesday, Inc. (I)	13,125	175,350
Ruth’s Hospitality Group, Inc. (I)(L)	2,390	11,974
Speedway Motorsports, Inc. (L)	7,516	109,884
Texas Roadhouse, Inc., Class A	61,695	1,047,581
Vail Resorts, Inc. (I)	5,349	261,031
Wendy’s/Arby’s Group, Inc., Class A	35,500	168,980
Wyndham Worldwide Corp.	2,892	90,462

		8,655,087
Household Durables - 1.40%
Acme United Corp.	300	3,015
Bassett Furniture Industries, Inc. (I)	1,320	8,910
Beazer Homes USA, Inc. (I)(L)	18,820	87,513
Blyth, Inc.	1,011	34,748
Brookfield Homes Corp. (I)	6,073	88,484
Cavco Industries, Inc. (I)	648	26,451
CSS Industries, Inc.	649	11,358
Emerson Radio Corp.	6,514	17,132
Ethan Allen Interiors, Inc. (L)	51,914	1,144,704
Furniture Brands International, Inc. (I)	11,907	52,153
Helen of Troy, Ltd. (I)	6,300	175,959
Hooker Furniture Corp.	2,945	40,111
Jarden Corp.	2,206	72,511
Kid Brands, Inc. (I)	2,309	21,612
La-Z-Boy, Inc. (I)	7,801	78,322
Lennar Corp., Class A (L)	13,300	268,128
Lennar Corp., Class B	1,665	27,323
Lifetime Brands, Inc.	120	1,441
M/I Homes, Inc. (I)	4,200	56,070
Meritage Homes Corp. (I)	2,200	56,782
Mohawk Industries, Inc. (I)	8,400	488,124
Palm Harbor Homes, Inc. (I)	130	7
Ryland Group, Inc.	4,400	76,384
Skyline Corp.	705	14,163
Standard Pacific Corp. (I)	12,794	51,176
Stanley Furniture Company, Inc. (I)(L)	2,115	11,633
Toll Brothers, Inc. (I)	2,320	49,323

		2,963,537
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	5,890	16,139
dELiA*s, Inc. (I)	3,000	5,910
Gaiam, Inc., Class A	3,680	28,152
ValueVision Media, Inc. (I)	1,164	7,787

		57,988

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.20%
Arctic Cat, Inc. (I)	2,970	$37,749
Callaway Golf Company	12,707	98,352
Jakks Pacific, Inc. (I)	5,577	103,955
Leapfrog Enterprises, Inc. (I)	3,876	16,822
RC2 Corp. (I)	2,943	63,893
Smith & Wesson Holding Corp. (I)	7,968	31,792
Steinway Musical Instruments, Inc. (I)	2,960	63,581
The Nautilus Group, Inc. (I)	2,700	7,182

		423,326
Media - 1.82%
AH Belo Corp. (I)	4,621	33,225
Ascent Media Corp., Class A (I)	3,374	140,763
Beasley Broadcasting Group, Inc. (I)	447	2,740
Cinemark Holdings, Inc.	9,951	199,816
CKX, Inc. (I)	3,100	10,943
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,442	35,995
EW Scripps Company (I)	10,882	104,141
Fisher Communications, Inc. (I)	2,124	56,838
Gannett Company, Inc.	12,178	201,059
Gray Television, Inc. (I)	5,000	11,100
Harte-Hanks, Inc.	9,457	120,009
Journal Communications, Inc., Class A (I)	8,668	53,222
Lee Enterprises, Inc. (I)(L)	6,700	19,899
Liberty Media Corp. - Capital, Series A (I)	8,389	608,706
Live Nation Entertainment, Inc. (I)	11,624	123,563
Madison Square Garden, Inc., Class A (I)	2,055	58,691
Martha Stewart Living
Omnimedia, Inc., Class A (I)	3,000	12,300
Media General, Inc., Class A (I)(L)	5,000	34,200
New Frontier Media, Inc. (I)	1,891	3,990
Outdoor Channel Holdings, Inc.	1,315	10,296
Radio One, Inc., Class D (I)	1,892	4,200
Salem Communications Corp., Class A	1,200	5,064
The Interpublic Group of Companies, Inc.	108,085	1,426,722
The McClatchy Company, Class A (I)(L)	14,872	59,637
The Washington Post Company, Class B (L)	1,176	509,314

		3,846,433
Multiline Retail - 1.13%
Dillard’s, Inc., Class A (L)	43,289	1,832,856
Fred’s, Inc., Class A	10,002	137,828
Retail Ventures, Inc. (I)	6,471	113,243
Saks, Inc. (I)(L)	22,686	277,904
Tuesday Morning Corp. (I)	4,400	20,548

		2,382,379
Specialty Retail - 3.53%
A.C. Moore Arts & Crafts, Inc. (I)	3,277	10,536
Americas Car-Mart, Inc. (I)	1,101	27,283
Asbury Automotive Group, Inc. (I)	3,500	64,575
AutoNation, Inc. (I)(L)	11,100	373,404
Barnes & Noble, Inc. (I)(L)	9,129	122,237
Bebe Stores, Inc.	16,985	100,212
Books-A-Million, Inc.	2,241	13,267
Borders Group, Inc. (I)	1,861	471
Brown Shoe Company, Inc.	6,762	104,811
Build-A-Bear Workshop, Inc. (I)	5,089	33,689
Cabela’s, Inc. (I)	8,792	238,527
Cache, Inc. (I)	2,290	9,068
Casual Male Retail Group, Inc. (I)	5,983	25,547
Charming Shoppes, Inc. (I)	17,375	56,816
Christopher & Banks Corp.	8,227	50,267
Collective Brands, Inc. (I)	4,984	113,635
Conn’s, Inc. (I)(L)	7,677	34,163

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Cost Plus, Inc. (I)	2,370	$22,349
Destination Maternity Corp.	200	9,020
Foot Locker, Inc.	16,400	325,868
GameStop Corp., Class A (I)	4,200	83,790
Genesco, Inc. (I)	30,880	1,220,378
Golfsmith International Holdings, Inc. (I)	700	3,010
Group 1 Automotive, Inc. (L)	3,100	130,975
Haverty Furniture Companies, Inc.	4,600	61,180
Hot Topic, Inc.	9,900	52,965
Jo-Ann Stores, Inc. (I)	2,944	178,701
Lithia Motors, Inc., Class A	5,348	80,969
MarineMax, Inc. (I)	5,338	48,202
New York & Company, Inc. (I)	3,700	25,715
Pacific Sunwear of California, Inc. (I)	15,200	68,552
Penske Automotive Group, Inc. (I)(L)	62,505	1,273,227
Pep Boys - Manny, Moe & Jack	9,800	122,794
Rent-A-Center, Inc.	13,500	446,310
Shoe Carnival, Inc. (I)	3,144	81,555
Sonic Automotive, Inc.	6,465	92,967
Stage Stores, Inc.	9,100	158,704
Stein Mart, Inc.	5,906	48,370
Systemax, Inc. (I)	4,045	55,255
The Finish Line, Inc., Class A	59,724	1,042,781
The Men’s Wearhouse, Inc.	10,200	272,340
The Wet Seal, Inc., Class A (I)	23,505	93,315
West Marine, Inc. (I)	5,185	54,080
Zale Corp. (I)(L)	8,357	34,431

		7,466,311
Textiles, Apparel & Luxury Goods - 1.06%
Delta Apparel, Inc. (I)	330	4,333
Heelys, Inc. (I)	1,265	3,491
Iconix Brand Group, Inc. (I)	14,828	327,699
K-Swiss, Inc., Class A (I)	2,617	26,196
Kenneth Cole Productions, Inc., Class A (I)	2,300	29,900
Lacrosse Footwear, Inc. (L)	1,274	22,091
Lakeland Industries, Inc. (I)	700	5,670
Lazare Kaplan International, Inc. (I)	200	300
Movado Group, Inc. (I)(L)	4,100	57,687
Perry Ellis International, Inc. (I)	2,600	75,504
Phillips-Van Heusen Corp. (L)	19,553	1,173,376
Quiksilver, Inc. (I)(L)	20,460	88,183
RG Barry Corp.	1,273	13,825
Rocky Brands, Inc. (I)	545	7,952
Skechers U.S.A., Inc., Class A (I)	1,756	36,490
Tandy Brands Accessories, Inc. (I)	100	301
The Jones Group, Inc.	4,200	55,860
The Timberland Company, Class A (I)	6,496	239,962
Unifi, Inc. (I)	4,466	84,809

		2,253,629

		32,402,475
Consumer Staples - 3.56%
Beverages - 0.23%
Central European Distribution Corp. (I)	5,941	135,752
Coca-Cola Bottling Company Consolidated	570	32,889
Constellation Brands, Inc., Class A (I)	13,013	264,424
Craft Brewers Alliance, Inc. (I)	2,766	22,266
Heckmann Corp. (I)	550	3,146
MGP Ingredients, Inc.	3,926	35,687

		494,164
Food & Staples Retailing - 0.32%
Ingles Markets, Inc.	3,101	59,632
Nash Finch Company	2,459	99,270

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Spartan Stores, Inc.	5,492	$82,764
SUPERVALU, Inc.	1,500	12,945
Susser Holdings Corp. (I)	3,944	54,624
The Andersons, Inc.	2,861	137,442
The Pantry, Inc. (I)	5,183	81,684
Weis Markets, Inc.	1,721	68,272
Winn-Dixie Stores, Inc. (I)(L)	11,287	78,783

		675,416
Food Products - 2.65%
Alico, Inc.	490	12,990
B&G Foods, Inc. (L)	6,392	95,880
Chiquita Brands International, Inc. (I)	5,723	98,378
Corn Products International, Inc.	23,753	1,159,621
Darling International, Inc. (I)	74,606	1,036,277
Del Monte Foods Company	15,777	298,659
Dole Food Company, Inc. (I)(L)	9,737	143,621
Farmer Brothers Company	100	1,313
Fresh Del Monte Produce, Inc.	12,485	356,821
HQ Sustainable Maritime Industries, Inc. (I)	3,233	13,223
Imperial Sugar Company	3,070	33,156
Omega Protein Corp. (I)	4,810	55,267
Ralcorp Holdings, Inc. (I)(L)	5,500	356,675
Seneca Foods Corp., Class A (I)	2,016	56,710
Smart Balance, Inc. (I)	911	3,954
Smithfield Foods, Inc. (I)	19,535	452,235
Tasty Baking Company	900	2,646
The Hain Celestial Group, Inc. (I)	9,339	278,489
TreeHouse Foods, Inc. (I)(L)	22,142	1,155,148

		5,611,063
Household Products - 0.09%
Central Garden & Pet Company (I)	3,500	31,955
Central Garden & Pet Company, Class A (I)	9,400	86,574
Oil-Dri Corp of America	1,255	25,489
Orchids Paper Products Company	100	1,241
Spectrum Brands Holdings, Inc. (I)	1,699	48,761

		194,020
Personal Products - 0.16%
CCA Industries, Inc.	400	2,236
Elizabeth Arden, Inc. (I)	5,100	148,359
Inter Parfums, Inc.	78	1,409
Mannatech, Inc. (I)	838	1,617
Nutraceutical International Corp. (I)	2,456	36,349
Parlux Fragrances, Inc. (I)	5,083	16,215
Physicians Formula Holdings, Inc. (I)	100	380
Prestige Brands Holdings, Inc. (I)	11,737	129,342

		335,907
Tobacco - 0.11%
Alliance One International, Inc. (I)(L)	21,651	78,593
Universal Corp.	3,700	154,734

		233,327

		7,543,897
Energy - 10.37%
Energy Equipment & Services - 5.87%
Basic Energy Services, Inc. (I)	9,920	190,266
Bolt Technology Corp. (I)	959	13,858
Bristow Group, Inc. (I)	7,457	357,339
Bronco Drilling Company, Inc. (I)	7,054	63,133
Cal Dive International, Inc. (I)	6,744	46,399
Complete Production Services, Inc. (I)	10,837	312,214
Dawson Geophysical Company (I)	1,849	92,302
Dresser-Rand Group, Inc. (I)	23,157	1,141,177

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
ENGlobal Corp. (I)	267	$1,279
Exterran Holdings, Inc. (I)	9,219	209,271
Geokinetics, Inc. (I)	1,068	11,032
Global Industries, Ltd. (I)	19,600	176,008
Gulf Islands Fabrication, Inc.	3,360	104,059
Gulfmark Offshore, Inc., Class A (I)	5,420	240,540
Helix Energy Solutions Group, Inc. (I)(L)	22,253	342,696
Helmerich & Payne, Inc.	1,700	110,483
Hercules Offshore, Inc. (I)	20,463	101,087
Hornbeck Offshore Services, Inc. (I)(L)	5,800	164,778
Key Energy Services, Inc. (I)	18,999	294,485
Lufkin Industries, Inc.	16,839	1,315,968
Matrix Service Company (I)	5,600	78,176
Mitcham Industries, Inc. (I)	2,445	27,091
Natural Gas Services Group, Inc. (I)	3,136	60,650
Newpark Resources, Inc. (I)	14,056	98,111
Oceaneering International, Inc. (I)(L)	13,625	1,139,459
Oil States International, Inc. (I)	8,316	605,322
Parker Drilling Company (I)	16,600	87,316
Patterson-UTI Energy, Inc.	56,144	1,534,977
PHI, Inc. (I)	2,500	53,750
Pioneer Drilling Company (I)	13,710	155,197
Rowan Companies, Inc. (I)	11,000	469,370
SEACOR Holdings, Inc.	5,000	473,850
Superior Energy Services, Inc. (I)	29,401	1,126,352
TetraTechnologies, Inc. (I)	7,049	97,347
TGC Industries, Inc. (I)	2,854	19,122
Tidewater, Inc.	6,200	385,702
Trico Marine Services, Inc. (I)	3,000	360
Union Drilling, Inc. (I)	5,316	41,146
Unit Corp. (I)	10,500	624,750
Willbros Group, Inc. (I)	3,944	44,804

		12,411,226
Oil, Gas & Consumable Fuels - 4.50%
Alon USA Energy, Inc. (L)	8,155	90,357
Approach Resources, Inc. (I)	4,993	162,522
Atlas Energy LP	2,064	34,027
ATP Oil & Gas Corp. (I)	885	17,974
Berry Petroleum Company, Class A	7,500	389,925
Bill Barrett Corp. (I)	5,456	212,129
BioFuel Energy Corp. (I)	4,818	4,167
Clayton Williams Energy, Inc. (I)	1,200	127,296
Crimson Exploration, Inc. (I)	5,173	22,399
Crosstex Energy, Inc. (L)	10,600	108,968
CVR Energy, Inc. (I)	13,091	247,420
Delek US Holdings, Inc.	9,762	109,823
DHT Holdings, Inc. (L)	11,039	51,331
Double Eagle Petroleum &
Mining Company (I)	900	9,819
Energy Partners, Ltd. (I)	8,764	143,467
Forest Oil Corp. (I)	28,091	996,950
Frontier Oil Corp.	74,679	2,083,544
General Maritime Corp. (L)	8,231	23,047
Georesources, Inc. (I)	2,359	74,238
Green Plains Renewable Energy, Inc. (I)(L)	1,673	20,461
Harvest Natural Resources, Inc. (I)(L)	7,631	113,702
HKN, Inc. (I)	200	680
International Coal Group, Inc. (I)(L)	31,300	308,931
James River Coal Company (I)(L)	40,070	841,470
Overseas Shipholding Group, Inc. (L)	4,418	149,152
Patriot Coal Corp. (I)	3,300	77,880
Penn Virginia Corp.	3,100	50,437
Petroleum Development Corp. (I)	4,460	209,308
Petroquest Energy, Inc. (I)	6,000	51,720

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Company (I)	5,221	$204,507
Rex Energy Corp. (I)	4,079	51,395
SandRidge Energy, Inc. (I)(L)	85,305	922,147
Sunoco, Inc.	2,500	104,650
Swift Energy Company (I)	4,796	205,988
Teekay Corp. (L)	8,700	299,367
Tesoro Corp. (I)	21,000	499,380
USEC, Inc. (I)(L)	23,391	124,440
Warren Resources, Inc. (I)	7,110	34,981
Western Refining, Inc. (I)(L)	21,251	345,754

		9,525,753

		21,936,979
Financials - 19.33%
Capital Markets - 2.00%
Affiliated Managers Group, Inc. (I)	8,522	909,724
American Capital, Ltd. (I)	26,254	245,212
Calamos Asset Management, Inc.	700	11,606
Capital Southwest Corp.	697	69,658
Cowen Group, Inc., Class A (I)	19,163	82,018
E*TRADE Financial Corp. (I)	13,535	216,289
FirstCity Financial Corp. (I)	400	2,824
GFI Group, Inc.	7,507	37,535
Gleacher & Company, Inc. (I)	4,718	9,059
Harris & Harris Group, Inc. (I)	7,423	43,425
Internet Capital Group, Inc. (I)	4,360	59,688
INTL FCStone, Inc. (I)	1,633	39,535
Investment Technology Group, Inc. (I)	7,631	146,134
JMP Group, Inc.	3,000	25,620
KBW, Inc. (L)	30,909	790,961
Knight Capital Group, Inc., Class A (I)	1,243	17,414
LaBranche & Company, Inc. (I)	9,046	37,993
MCG Capital Corp.	19,353	141,277
Medallion Financial Corp.	3,955	32,036
MF Global Holdings, Ltd. (I)	26,200	227,154
Oppenheimer Holdings, Inc., Class A	1,138	37,349
Penson Worldwide, Inc. (I)(L)	4,893	32,196
Piper Jaffray Companies (I)	300	12,345
Safeguard Scientifics, Inc. (I)	4,031	84,570
Sanders Morris Harris Group, Inc.	4,208	29,582
SEI Investments Company	37,206	856,110
SWS Group, Inc.	4,200	22,638
TradeStation Group, Inc. (I)	823	5,539

		4,225,491
Commercial Banks - 6.72%
1st Source Corp.	3,784	74,053
1st United Bancorp, Inc. (I)	1,200	7,704
American National Bankshares, Inc.	48	1,045
Ameris Bancorp (I)(L)	2,190	22,097
Associated-Banc Corp.	72,807	1,053,517
BancFirst Corp.	14,850	624,294
Bancorp Rhode Island, Inc.	221	6,964
Bancorp, Inc. (I)	5,697	48,311
BancTrust Financial Group, Inc. (I)(L)	2,912	7,688
Bank of Florida Corp. (I)	2,087	49
Banner Corp.	2,606	6,411
Boston Private Financial Holdings, Inc.	13,212	93,673
Cadence Financial Corp. (I)	768	1,920
Cape Bancorp, Inc. (I)	443	4,386
Capital City Bank Group, Inc.	3,058	38,439
CapitalSource, Inc.	13,100	99,298
Capitol Bancorp, Ltd. (I)(L)	1,108	166
Cardinal Financial Corp.	4,974	55,361
Cascade Financial Corp. (I)(L)	800	456

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Cathay General Bancorp	16,481	$292,043
Center Bancorp, Inc.	785	7,206
Center Financial Corp. (I)	6,298	50,195
Centerstate Banks, Inc.	2,800	20,300
Central Pacific Financial Corp. (I)	92	2,199
Central Pacific Financial Corp. (I)	92	1,673
Chemical Financial Corp.	2,400	48,288
City Holding Company (L)	1,045	35,791
City National Corp.	400	23,564
CoBiz Financial, Inc.	8,144	53,099
Columbia Banking System, Inc. (L)	45,422	901,172
Commerce Bancshares, Inc.	19,927	800,268
Community Bank Systems, Inc. (L)	5,200	130,832
Community Trust Bancorp, Inc.	22,015	629,849
Crescent Financial Corp. (I)	510	2,081
CVB Financial Corp.	3,200	26,752
Danvers Bancorp, Inc.	1,684	36,779
East West Bancorp, Inc.	57,075	1,325,282
Encore Bancshares, Inc. (I)	1,486	18,204
Enterprise Financial Services Corp. (L)	3,305	43,692
Fidelity Southern Corp. (I)	753	6,386
Financial Institutions, Inc.	1,180	22,762
First BanCorp/Puerto Rico (I)	378	1,754
First Bancorp/Troy NC	3,981	58,680
First Busey Corp.	5,925	30,040
First California Financial Group, Inc. (I)	2,100	7,791
First Commonwealth Financial Corp.	18,527	121,352
First Community Bancshares, Inc.	2,035	25,051
First Financial Bancorp	2,000	33,860
First Financial Corp./Indiana	1,041	33,739
First Horizon National Corp.	19,542	224,733
First Merchants Corp. (L)	5,559	49,420
First Midwest Bancorp, Inc.	11,464	138,370
First Security Group, Inc. (I)	1,566	1,284
First South Bancorp, Inc. (I)	777	4,196
FNB Corp.	21,938	220,038
FNB United Corp. (I)	1,184	414
Fulton Financial Corp.	14,960	162,914
Glacier Bancorp, Inc.	2,400	37,512
Great Southern Bancorp, Inc. (L)	1,385	29,681
Greene County Bancshares, Inc. (I)(L)	3,216	11,031
Hampden Bancorp, Inc.	942	11,690
Hanmi Financial Corp. (I)	6,186	7,733
Heartland Financial USA, Inc.	1,787	30,325
Heritage Commerce Corp. (I)	1,454	6,572
Home Bancorp, Inc. (I)	1,531	22,230
Home Bancshares, Inc.	820	18,475
IBERIABANK Corp.	1,900	108,851
Independent Bank Corp. (L)	3,998	108,706
Independent Bank Corp. - Michigan (I)	2,100	8,190
International Bancshares Corp. (L)	12,800	244,352
Intervest Bancshares Corp. (I)	337	920
Investors Bancorp, Inc. (I)	238	3,223
Lakeland Bancorp, Inc.	4,194	40,388
Lakeland Financial Corp.	1,505	33,742
Macatawa Bank Corp. (I)(L)	400	1,504
MainSource Financial Group, Inc. (L)	4,787	47,583
Marshall & Ilsley Corp.	33,400	259,518
MB Financial, Inc.	9,169	188,606
MBT Financial Corp. (I)	1,037	1,794
Mercantile Bank Corp. (I)	938	7,795
Metro Bancorp, Inc. (I)	1,942	23,809
Midsouth Bancorp, Inc.	91	1,291
MidWestOne Financial Group, Inc.	305	4,423
Nara Bancorp, Inc. (I)	5,517	57,818

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
National Penn Bancshares, Inc.	22,952	$182,239
NBT Bancorp, Inc.	1,063	23,652
NewBridge Bancorp. (I)	300	1,539
North Valley Bancorp (I)	43	452
Northrim BanCorp, Inc.	492	9,136
Old National Bancorp	5,001	56,011
Old Second Bancorp, Inc. (L)	2,154	2,219
OmniAmerican Bancorp, Inc. (I)	1,002	15,701
Oriental Financial Group, Inc.	3,385	40,518
Pacific Capital Bancorp (I)(L)	777	22,479
Pacific Continental Corp.	1,881	18,942
Pacific Mercantile Bancorp (I)(L)	1,399	6,477
PacWest Bancorp (L)	1,100	22,781
Park National Corp.	500	32,915
Peoples Bancorp, Inc.	2,917	39,409
Pinnacle Financial Partners, Inc. (I)(L)	7,190	114,681
Popular, Inc. (I)	64,101	208,328
Porter Bancorp, Inc.	735	6,189
Preferred Bank/Los Angeles CA (I)	866	1,308
PrivateBancorp, Inc.	200	2,864
Renasant Corp. (L)	5,927	95,247
Republic Bancorp, Inc., Class A	34	583
Republic First Bancorp, Inc. (I)	431	1,263
S&T Bancorp, Inc.	3,300	73,590
Sandy Spring Bancorp, Inc.	2,720	51,925
SCBT Financial Corp.	1,000	32,390
Seacoast Banking Corp. of Florida (I)	3,000	4,920
Shore Bancshares, Inc.	600	5,988
Sierra Bancorp	1,510	16,368
Simmons First National Corp., Class A	1,300	37,414
Southern Community Financial Corp. (I)	1,600	2,224
Southside Bancshares, Inc.	1,518	34,626
Southwest Bancorp, Inc.	4,870	69,300
State Bancorp, Inc.	2,399	25,237
StellarOne Corp.	5,769	84,977
Sterling Bancorp	2,100	21,084
Sterling Bancshares, Inc.	18,924	171,262
Sun Bancorp, Inc. (I)	1,280	5,606
Superior Bancorp (I)(L)	817	425
Susquehanna Bancshares, Inc.	23,025	220,119
SVB Financial Group (I)(L)	4,080	221,054
Synovus Financial Corp.	51,541	131,430
Taylor Capital Group, Inc. (I)(L)	2,668	28,441
Texas Capital Bancshares, Inc. (I)	6,887	173,828
TIB Financial Corp. (I)	275	5,363
Tower Bancorp., Inc.	1,034	23,710
TowneBank (L)	2,574	38,327
TriCo Bancshares	1,200	19,476
Trustmark Corp.	1,900	44,555
UMB Financial Corp.	1,200	47,856
Umpqua Holdings Corp.	13,990	160,046
Union First Market Bankshares Corp.	2,929	33,713
United Bankshares, Inc. (L)	4,500	128,880
United Community Banks, Inc. (I)	13,213	18,102
Univest Corp. of Pennsylvania	1,457	26,284
Virginia Commerce Bancorp, Inc. (I)	5,971	35,229
Washington Banking Company	1,415	19,952
Washington Trust Bancorp, Inc.	2,492	57,266
Webster Financial Corp.	9,859	228,532
WesBanco, Inc.	6,655	138,690
West Bancorp, Inc.	1,300	9,893
West Coast Bancorp (I)	4,740	15,974
Western Alliance Bancorp (I)	13,721	111,277
Whitney Holding Corp.	12,607	178,767
Wilmington Trust Corp.	1,980	8,890

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wilshire Bancorp, Inc. (I)	4,239	$28,020
Wintrust Financial Corp.	5,869	197,081
Yadkin Valley Financial Corp. (I)	1,614	3,664
Zions Bancorporation (L)	54,693	1,277,628

		14,229,963
Consumer Finance - 0.20%
Cash America International, Inc.	5,000	213,550
CompuCredit Holdings Corp. (I)	2,395	15,951
Nelnet, Inc., Class A	7,214	161,089
The First Marblehead Corp. (I)(L)	17,177	40,022
United PanAm Financial Corp. (I)	100	703

		431,315
Diversified Financial Services - 0.48%
Asset Acceptance Capital Corp. (I)	2,909	17,105
Asta Funding, Inc.	2,466	21,331
Encore Capital Group, Inc. (I)	2,498	68,021
Interactive Brokers Group, Inc., Class A	7,700	118,965
Marlin Business Services Corp. (I)	2,737	30,381
MicroFinancial, Inc.	400	1,912
NewStar Financial, Inc. (I)	8,564	90,693
PHH Corp. (I)(L)	9,859	243,320
PICO Holdings, Inc. (I)	1,400	41,594
Primus Guaranty, Ltd. (I)	379	1,914
Resource America, Inc.	2,296	14,534
The NASDAQ OMX Group, Inc. (I)	12,468	356,709

		1,006,479
Insurance - 6.20%
21st Century Holding Company (I)	1,233	4,106
Affirmative Insurance Holdings, Inc. (I)	1,153	2,859
Alleghany Corp. (I)	506	172,420
Allied World Assurance
Company Holdings, Ltd.	7,100	438,141
Alterra Capital Holdings, Ltd.	6,153	133,089
American Equity Investment Life
Holding Company (L)	13,300	175,560
American Financial Group, Inc.	15,574	539,328
American National Insurance Company	298	24,218
American Safety Insurance Holdings, Ltd. (I)	2,500	53,375
AMERISAFE, Inc. (I)	2,500	49,900
Amtrust Financial Services, Inc.	1,800	34,614
Arch Capital Group, Ltd. (I)	581	52,581
Argo Group International Holdings, Ltd.	7,062	268,992
Arthur J. Gallagher & Company	27,138	852,133
Aspen Insurance Holdings, Ltd.	7,600	224,580
Assurant, Inc.	6,139	249,428
Assured Guaranty, Ltd.	9,166	133,182
Axis Capital Holdings, Ltd.	10,224	371,336
Baldwin & Lyons, Inc., Class B	49	1,195
Citizens, Inc., Class A (I)(L)	3,000	22,380
CNA Surety Corp. (I)	7,732	195,465
CNO Financial Group, Inc. (I)	43,615	315,773
Delphi Financial Group, Inc., Class A	8,413	260,466
Donegal Group, Inc.	2,470	31,517
Eastern Insurance Holdings, Inc.	2,200	28,556
EMC Insurance Group, Inc.	570	13,914
Employers Holdings, Inc.	1,300	26,156
Endurance Specialty Holdings, Ltd.	7,600	376,884
Enstar Group, Ltd. (I)	371	31,112
Everest Re Group, Ltd.	1,077	95,476
FBL Financial Group, Inc., Class A	6,307	197,031
First Acceptance Corp. (I)	4,470	8,091
First American Financial Corp.	3,500	55,160
Flagstone Reinsurance Holdings SA	13,753	156,784

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
FPIC Insurance Group, Inc. (I)	18,482	$696,032
Global Indemnity PLC (I)	2,203	49,127
Greenlight Capital Re, Ltd., Class A (I)	2,200	63,668
Hallmark Financial Services, Inc. (I)	5,371	48,339
Harleysville Group, Inc.	2,099	76,718
HCC Insurance Holdings, Inc.	14,800	460,872
Hilltop Holdings, Inc. (I)	10,029	97,081
Horace Mann Educators Corp.	8,400	142,380
Independence Holding Company	2,560	21,683
Maiden Holdings, Ltd.	10,359	82,768
MBIA, Inc. (I)	32,626	365,737
Meadowbrook Insurance Group, Inc.	6,998	71,100
Mercer Insurance Group, Inc.	100	2,810
Montpelier Re Holdings, Ltd.	12,327	248,636
National Financial Partners Corp. (I)	6,530	92,334
National Interstate Corp.	809	16,860
Old Republic International Corp.	24,854	310,675
OneBeacon Insurance Group, Ltd.	3,729	51,087
Platinum Underwriters Holdings, Ltd.	2,500	104,250
Presidential Life Corp.	5,383	53,938
ProAssurance Corp. (I)	800	50,664
Protective Life Corp.	11,042	313,924
Reinsurance Group of America, Inc.	9,191	555,044
RenaissanceRe Holdings, Ltd.	1,400	93,828
RLI Corp.	700	40,187
Safety Insurance Group, Inc.	7,526	362,151
SeaBright Holdings, Inc.	3,788	39,888
StanCorp Financial Group, Inc.	4,763	219,098
State Auto Financial Corp.	4,942	85,398
Stewart Information Services Corp.	3,944	43,976
The Hanover Insurance Group, Inc.	16,689	775,538
The Navigators Group, Inc. (I)	3,069	161,000
The Phoenix Companies, Inc. (I)	29,430	78,284
Tower Group, Inc.	8,683	236,004
Transatlantic Holdings, Inc.	6,644	338,379
United Fire & Casualty Company	847	17,524
Unitrin, Inc.	11,870	347,672
Universal Insurance Holdings, Inc.	1,687	9,734
Validus Holdings, Ltd.	4,687	145,063
White Mountains Insurance Group, Ltd.	1,470	558,233

		13,123,486
Real Estate Investment Trusts - 2.11%
Alexandria Real Estate Equities, Inc.	9,838	789,008
Digital Realty Trust, Inc. (L)	14,600	858,772
LaSalle Hotel Properties	41,420	1,168,458
Senior Housing Properties Trust	25,131	616,715
Tanger Factory Outlet Centers, Inc.	38,600	1,028,690

		4,461,643
Real Estate Management & Development - 0.58%
Avatar Holdings, Inc. (I)	3,110	66,243
Forest City Enterprises, Inc., Class A (I)(L)	6,938	131,128
Jones Lang LaSalle, Inc.	10,348	1,018,450
Thomas Properties Group, Inc. (I)	4,895	16,496
ZipRealty, Inc. (I)	1,500	4,365

		1,236,682
Thrifts & Mortgage Finance - 1.04%
Abington Bancorp, Inc.	5,011	62,638
Astoria Financial Corp.	8,163	114,445
Atlantic Coast Financial Corp. (I)	176	1,848
Bank Mutual Corp.	7,714	35,639
BankAtlantic Bancorp, Inc. (I)(L)	11,198	11,646
BankFinancial Corp.	5,021	43,934
Beneficial Mutual Bancorp, Inc. (I)	2,325	20,925

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Berkshire Hill Bancorp, Inc.	3,391	$76,501
BofI Holding, Inc. (I)(L)	1,889	28,562
Brookline Bancorp, Inc.	2,000	20,780
Clifton Savings Bancorp, Inc.	702	8,003
Dime Community Bancshares	2,740	42,525
Doral Financial Corp. (I)	7,640	10,085
ESSA Bancorp, Inc.	2,503	32,539
Federal Agricultural
Mortgage Corp., Class C (L)	1,987	39,601
First Defiance Financial Corp.	560	7,840
First Financial Holdings, Inc.	4,291	45,742
First Financial Northwest, Inc.	2,932	17,504
First Niagara Financial Group, Inc.	5,200	75,296
First PacTrust Bancorp, Inc.	935	14,474
Flushing Financial Corp.	6,985	100,025
Home Federal Bancorp, Inc.	3,822	42,501
Kaiser Federal Financial Group, Inc.	56	755
Kearny Financial Corp.	378	3,712
Legacy Bancorp, Inc.	689	9,267
Louisiana Bancorp, Inc. (I)	100	1,479
Meridian Interstate Bancorp, Inc. (I)	1,683	21,879
MGIC Investment Corp. (I)(L)	6,497	55,809
New England Bancshares, Inc.	100	955
NewAlliance Bancshares, Inc.	15,498	242,389
Northwest Bancshares, Inc.	10,407	126,341
OceanFirst Financial Corp.	1,700	23,562
Ocwen Financial Corp. (I)	6,390	67,606
Provident Financial Holdings, Inc.	505	4,227
Provident Financial Services, Inc.	11,062	163,828
Provident New York Bancorp	2,310	21,899
Radian Group, Inc. (L)	23,661	167,047
Roma Financial Corp.	100	1,050
Rome Bancorp, Inc.	600	7,344
Territorial Bancorp, Inc.	952	18,840
The PMI Group, Inc. (I)	40,858	120,940
TierOne Corp. (I)	1,301	5
Tree.com, Inc. (I)	2,817	19,184
United Financial Bancorp, Inc.	3,837	59,896
United Western Bancorp, Inc. (I)	928	51
Washington Federal, Inc.	8,700	154,599
Waterstone Financial, Inc. (I)	718	2,104
Westfield Financial, Inc.	6,234	56,605

		2,204,426

		40,919,485
Health Care - 8.48%
Biotechnology - 0.14%
ADVENTRX Pharmaceuticals, Inc. (I)	3,772	7,959
Celera Corp. (I)	16,788	106,772
Codexis, Inc. (I)	1,215	12,952
Enzon Pharmaceuticals, Inc. (I)(L)	8,100	86,508
Infinity Pharmaceuticals, Inc. (I)	2,861	16,565
Maxygen, Inc.	6,500	27,105
Repligen Corp. (I)	1,800	8,676
SuperGen, Inc. (I)	2,200	6,534
Transcept Pharmaceuticals, Inc. (I)	736	6,572
Trimeris, Inc. (I)	4,175	10,688

		290,331
Health Care Equipment & Supplies - 2.19%
Alere, Inc. (I)	7,254	280,295
Alphatec Holdings, Inc. (I)(L)	8,987	23,905
Analogic Corp.	1,500	81,300
AngioDynamics, Inc. (I)	5,487	92,291
Anika Therapeutics, Inc. (I)	2,936	26,571

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
CONMED Corp. (I)	1,195	$31,644
CryoLife, Inc. (I)	1,033	5,578
Cutera, Inc. (I)	3,818	36,882
Cynosure, Inc. (I)	2,183	29,776
Digirad Corp. (I)	3,687	8,923
Exactech, Inc. (I)	1,000	18,950
Greatbatch, Inc. (I)	5,280	131,366
Hologic, Inc. (I)	28,700	579,166
Invacare Corp. (L)	5,104	150,925
LeMaitre Vascular, Inc.	300	2,022
Medical Action Industries, Inc. (I)	1,100	9,086
Merit Medical Systems, Inc. (I)	2,000	34,160
Natus Medical, Inc. (I)	2,800	44,408
Palomar Medical Technologies, Inc. (I)	1,400	22,372
RTI Biologics, Inc. (I)	10,804	29,063
Solta Medical, Inc. (I)	2,011	6,294
Symmetry Medical, Inc. (I)	8,226	74,363
Teleflex, Inc.	20,647	1,205,578
The Cooper Companies, Inc.	25,422	1,571,588
TomoTherapy, Inc. (I)	10,316	36,725
TranS1, Inc. (I)	316	1,049
Wright Medical Group, Inc. (I)	5,200	82,316
Young Innovations, Inc.	600	19,002

		4,635,598
Health Care Providers & Services - 4.00%
Air Methods Corp. (I)	2,857	165,820
Allied Healthcare International, Inc. (I)	10,597	25,963
American Dental Partners, Inc. (I)	3,740	48,059
AMN Healthcare Services, Inc. (I)	2,215	16,546
AmSurg Corp. (I)	4,638	109,596
Animal Health International, Inc. (I)	470	1,833
Assisted Living Concepts, Inc. (I)	2,580	92,751
Brookdale Senior Living, Inc. (I)	7,591	204,122
Capital Senior Living Corp. (I)	6,728	56,448
CardioNet, Inc. (I)	4,900	23,618
Centene Corp. (I)	2,721	82,909
Community Health Systems, Inc. (I)	6,700	273,829
Coventry Health Care, Inc. (I)	9,547	288,319
Cross Country Healthcare, Inc. (I)	3,485	28,995
Dynacq Healthcare, Inc. (I)(L)	941	1,957
Five Star Quality Care, Inc. (I)	7,281	51,113
Gentiva Health Services, Inc. (I)	30,855	871,037
Hanger Orthopedic Group, Inc. (I)	44,702	1,202,484
Health Net, Inc. (I)	13,712	403,407
Healthspring, Inc. (I)	29,038	1,092,990
Healthways, Inc. (I)	5,068	70,800
Integramed America, Inc. (I)	590	5,994
LCA-Vision, Inc. (I)	95	672
LifePoint Hospitals, Inc. (I)	4,432	172,759
Magellan Health Services, Inc. (I)	4,500	215,910
MedCath Corp. (I)	4,600	65,412
Molina Healthcare, Inc. (I)	3,816	133,674
National Healthcare Corp.	917	43,649
NovaMed, Inc. (I)	978	12,851
Omnicare, Inc.	9,500	271,985
Owens & Minor, Inc.	20,677	645,122
PharMerica Corp. (I)	2,629	30,891
RehabCare Group, Inc. (I)	1,651	61,335
Skilled Healthcare Group, Inc. (I)	2,200	30,162
Sun Healthcare Group, Inc. (I)	2,289	33,648
Triple-S Management Corp., Class B (I)	4,238	83,743
Universal American Financial Corp.	16,337	336,215
Universal Health Services, Inc., Class B	25,988	1,187,911

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)	600	$22,530

		8,467,059
Health Care Technology - 0.33%
Omnicell, Inc. (I)	48,949	657,875
Vital Images, Inc. (I)	3,100	46,469

		704,344
Life Sciences Tools & Services - 0.66%
Affymetrix, Inc. (I)	17,285	84,869
Albany Molecular Research, Inc. (I)	1,696	7,666
BioClinica, Inc. (I)	1,600	7,648
Cambrex Corp. (I)	6,793	37,226
Dionex Corp. (I)	9,915	1,168,185
Enzo Biochem, Inc. (I)	2,322	10,008
Harvard Bioscience, Inc. (I)	6,820	29,633
Kendle International, Inc. (I)	2,783	33,118
Medtox Scientific, Inc.	1,823	27,600

		1,405,953
Pharmaceuticals - 1.16%
Caraco Pharmaceutical Laboratories, Ltd. (I)	2,200	11,462
K-V Pharmaceutical Company, Class A (I)(L)	9,379	76,064
Lannett Company, Inc. (I)	1,100	6,237
Par Pharmaceutical Companies, Inc. (I)	2,620	80,906
Sucampo Pharmaceuticals, Inc. (I)	2,120	9,095
Valeant Pharmaceuticals International, Inc. (L)	6,166	247,133
Viropharma, Inc. (I)	82,440	1,478,149
Vivus, Inc. (I)(L)	70,366	535,485

		2,444,531

		17,947,816
Industrials - 16.30%
Aerospace & Defense - 1.81%
AAR Corp. (I)(L)	40,001	1,091,627
Aerovironment, Inc. (I)	16,594	481,392
Ascent Solar Technologies, Inc. (I)	8,631	28,914
Ceradyne, Inc. (I)	5,778	220,893
CPI Aerostructures, Inc. (I)	1,142	16,982
Curtiss-Wright Corp.	23,021	849,475
Ducommun, Inc.	2,656	59,415
Esterline Technologies Corp. (I)	6,602	472,505
Innovative Solutions & Support, Inc. (I)	975	5,792
Kratos Defense & Security Solutions, Inc. (I)	2,100	30,261
Ladish Company, Inc. (I)	2,600	141,024
LMI Aerospace, Inc. (I)	2,716	48,779
Moog, Inc., Class A (I)	2,075	94,226
SIFCO Industries, Inc.	400	6,500
Sparton Corp. (I)	2,225	17,355
Sypris Solutions, Inc. (I)	500	2,100
Triumph Group, Inc.	3,146	272,412

		3,839,652
Air Freight & Logistics - 0.71%
Air Transport Services Group, Inc. (I)	15,688	123,151
Atlas Air Worldwide Holdings, Inc. (I)	4,477	305,690
Pacer International, Inc. (I)	2,183	11,854
Park-Ohio Holdings Corp. (I)	394	8,700
UTi Worldwide, Inc.	52,753	1,049,785

		1,499,180
Airlines - 0.19%
AirTran Holdings, Inc. (I)	500	3,650
Alaska Air Group, Inc. (I)	1,100	65,395
Hawaiian Holdings, Inc. (I)	2,300	15,272
JetBlue Airways Corp. (I)(L)	14,897	84,913

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Pinnacle Airlines Corp. (I)	4,937	$29,869
Republic Airways Holdings, Inc. (I)(L)	6,019	38,160
Skywest, Inc.	10,160	167,640

		404,899
Building Products - 0.74%
American Woodmark Corp.	1,000	19,950
Ameron International Corp.	2,100	148,386
Apogee Enterprises, Inc.	5,813	79,464
Armstrong World Industries, Inc.	1,500	62,460
Gibraltar Industries, Inc. (I)	4,938	53,479
Griffon Corp. (I)	12,823	154,645
Insteel Industries, Inc.	3,980	49,233
Owens Corning, Inc. (I)	9,932	354,870
PGT, Inc. (I)	6,113	14,610
Quanex Building Products Corp.	700	13,223
Simpson Manufacturing Company, Inc.	7,000	202,510
Universal Forest Products, Inc.	4,434	151,199
US Home Systems, Inc. (I)	400	1,888
USG Corp. (I)(L)	15,000	257,100

		1,563,017
Commercial Services & Supplies - 2.25%
ABM Industries, Inc. (L)	47,823	1,273,502
American Reprographics Company (I)	6,377	56,755
AMREP Corp. (I)	100	1,026
Casella Waste Systems, Inc., Class A (I)	3,091	22,657
CECO Environmental Corp. (I)	1,341	7,966
Consolidated Graphics, Inc. (I)	2,600	141,804
Courier Corp.	1,247	17,795
Covanta Holding Corp.	7,852	132,856
EnergySolutions, Inc.	4,781	31,650
Ennis, Inc.	6,869	111,621
Fuel Tech, Inc. (I)	2,200	16,456
G&K Services, Inc., Class A	2,091	67,790
Innerworkings, Inc. (I)	3,233	26,414
Intersections, Inc.	2,600	25,974
KAR Auction Services, Inc. (I)	20	281
Kimball International, Inc., Class B	5,161	36,953
M&F Worldwide Corp. (I)	302	7,493
McGrath Rentcorp	2,176	59,862
Mobile Mini, Inc. (I)(L)	8,178	185,968
Multi-Color Corp.	863	16,009
Schawk, Inc., Class A	3,135	56,649
Steelcase, Inc., Class A	10,496	101,916
Sykes Enterprises, Inc. (I)	375	6,975
Team, Inc. (I)	43,753	1,134,515
Unifirst Corp.	1,724	97,234
United Stationers, Inc.	2,142	144,414
Versar, Inc. (I)	2,653	9,551
Viad Corp.	4,781	109,581
Virco Manufacturing Corp.	700	2,240
Waste Connections, Inc.	29,878	866,163

		4,770,070
Construction & Engineering - 0.45%
Argan, Inc. (I)	107	963
Dycom Industries, Inc. (I)	9,199	158,775
EMCOR Group, Inc. (I)	6,300	200,718
Great Lakes Dredge & Dock Corp.	14,865	116,988
Integrated Electrical Services, Inc. (I)	427	1,635
Layne Christensen Company (I)	3,684	122,935
Michael Baker Corp. (I)	600	18,882
MYR Group, Inc. (I)	1,600	36,096
Northwest Pipe Company (I)	1,838	43,634
Pike Electric Corp. (I)	6,752	65,629

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Sterling Construction Company, Inc. (I)	1,497	$19,611
Tutor Perini Corp.	7,045	167,812

		953,678
Electrical Equipment - 1.56%
Belden, Inc.	31,377	1,149,340
Brady Corp., Class A	1,812	64,761
Encore Wire Corp. (L)	5,577	130,836
EnerSys (I)	7,300	259,150
Franklin Electric Company, Inc.	711	30,218
General Cable Corp. (I)	6,249	271,332
GrafTech International, Ltd. (I)	56,789	1,136,348
Hoku Corp. (I)	435	848
LaBarge, Inc. (I)	1,000	15,680
LSI Industries, Inc.	2,497	19,327
Ocean Power Technologies, Inc. (I)	1,713	8,908
Orion Energy Systems, Inc. (I)	1,643	6,473
Polypore International, Inc. (I)	2,088	122,023
Powell Industries, Inc. (I)	1,101	41,166
PowerSecure International, Inc. (I)	1,924	14,238
SL Industries, Inc. (I)	300	5,739
Ultralife Corp. (I)	4,827	24,907

		3,301,294
Industrial Conglomerates - 0.05%
Standex International Corp.	2,850	97,670
Machinery - 5.07%
Actuant Corp., Class A	1,600	45,280
Alamo Group, Inc.	2,992	87,187
Albany International Corp., Class A	3,813	92,885
American Railcar Industries, Inc. (I)	4,946	99,959
Ampco-Pittsburgh Corp.	1,873	49,672
Astec Industries, Inc. (I)	500	17,165
Barnes Group, Inc.	8,981	191,116
Briggs & Stratton Corp.	8,705	175,232
Cascade Corp.	2,291	111,938
Chart Industries, Inc. (I)	6,240	283,234
CIRCOR International, Inc.	432	17,129
Columbus McKinnon Corp. (I)	4,431	76,523
EnPro Industries, Inc. (I)	2,900	115,072
Federal Signal Corp. (I)	15,780	102,097
FreightCar America, Inc. (I)	2,800	78,736
Gardner Denver, Inc.	17,272	1,263,274
Gencor Industries, Inc. (I)	604	4,790
Greenbrier Companies, Inc. (I)	4,947	123,576
Hardinge, Inc.	3,300	44,055
Hurco Companies, Inc. (I)	1,523	45,736
IDEX Corp.	24,465	1,008,937
Kaydon Corp.	3,024	118,662
Key Technology, Inc. (I)	105	2,125
L.B. Foster Company	153	6,426
Lydall, Inc. (I)	2,491	22,270
Met-Pro Corp.	3,315	37,824
MFRI, Inc. (I)	180	2,088
Miller Industries, Inc.	3,291	54,696
Mueller Industries, Inc.	6,181	210,030
Mueller Water Products, Inc.	20,625	83,738
NACCO Industries, Inc., Class A	1,100	137,005
NN, Inc. (I)	3,985	48,816
Robbins & Myers, Inc.	7,576	322,965
Sauer-Danfoss, Inc. (I)	3,707	113,175
Tecumseh Products Company, Class A (I)	100	1,203
Terex Corp. (I)	4,900	165,375
The Eastern Company	100	1,900
Timken Company	13,200	643,104

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Titan International, Inc. (L)	93,768	$2,252,307
Trinity Industries, Inc. (L)	40,984	1,276,652
Twin Disc, Inc.	2,123	68,700
Valmont Industries, Inc.	9,221	941,280
Watts Water Technologies, Inc., Class A (L)	4,496	175,839

		10,719,773
Marine - 0.25%
Alexander & Baldwin, Inc.	7,217	302,681
Eagle Bulk Shipping, Inc. (I)(L)	14,465	59,451
Excel Maritime Carriers, Ltd. (I)(L)	16,644	86,882
Genco Shipping & Trading, Ltd. (I)(L)	2,300	27,922
Horizon Lines, Inc. (L)	7,765	35,486
International Shipholding Corp.	569	13,906

		526,328
Professional Services - 0.40%
Barrett Business Services, Inc.	1,353	19,740
CBIZ, Inc. (I)(L)	2,820	19,966
CDI Corp.	4,798	71,394
CRA International, Inc. (I)	1,920	49,805
Franklin Covey Company (I)	3,206	26,065
GP Strategies Corp. (I)	2,590	29,992
Heidrick & Struggles International, Inc.	1,007	27,421
Hill International, Inc. (I)	107	567
Hudson Highland Group, Inc. (I)	3,400	22,814
Huron Consulting Group, Inc. (I)	878	24,426
ICF International, Inc. (I)	1,637	37,111
Kelly Services, Inc., Class A (I)	6,524	137,134
Korn/Ferry International (I)	3,249	74,272
LECG Corp. (I)	3,950	514
National Technical Systems, Inc.	1,900	14,516
On Assignment, Inc. (I)	6,697	70,319
RCM Technologies, Inc. (I)	100	508
School Specialty, Inc. (I)	2,200	33,770
SFN Group, Inc. (I)	2,923	40,425
The Dolan Company (I)	7,694	96,175
Volt Information Sciences, Inc. (I)	4,968	37,856

		834,790
Road & Rail - 1.46%
AMERCO, Inc. (I)	3,260	314,883
Arkansas Best Corp.	2,608	61,862
Avis Budget Group, Inc. (I)	9,889	151,499
Celadon Group, Inc. (I)	1,601	23,391
Covenant Transport, Inc. (I)	842	7,325
Dollar Thrifty Automotive Group, Inc. (I)	300	15,933
Landstar System, Inc.	18,116	805,619
Marten Transport, Ltd.	4,720	100,772
Old Dominion Freight Line, Inc. (I)	34,534	1,062,957
P.A.M. Transportation Services, Inc. (I)	2,122	25,124
RailAmerica, Inc. (I)	1,032	15,480
Ryder Systems, Inc.	8,700	416,121
Saia, Inc. (I)	3,700	55,796
Universal Truckload Services, Inc. (I)	533	8,576
USA Truck, Inc. (I)	2,424	31,003

		3,096,341
Trading Companies & Distributors - 1.36%
Aceto Corp.	4,911	38,944
Aircastle, Ltd.	11,800	142,544
Applied Industrial Technologies, Inc.	5,900	189,036
Beacon Roofing Supply, Inc. (I)	50,795	1,077,362
CAI International, Inc. (I)	4,100	86,838
GATX Corp.	10,584	367,159
H&E Equipment Services, Inc. (I)	7,028	110,199

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Interline Brands, Inc. (I)	6,430	$140,881
Kaman Corp., Class A	437	13,927
Lawson Products, Inc.	2,029	48,838
Rush Enterprises, Inc., Class B (I)	7,405	119,961
TAL International Group, Inc.	4,902	170,982
Titan Machinery, Inc. (I)	3,197	82,259
United Rentals, Inc. (I)	80	2,478
WESCO International, Inc. (I)	4,994	290,751
Willis Lease Finance Corp. (I)	281	3,704

		2,885,863

		34,492,555
Information Technology - 15.79%
Communications Equipment - 2.10%
Anaren, Inc. (I)	1,390	29,496
Arris Group, Inc. (I)	11,525	152,130
Aviat Networks, Inc. (I)	8,658	52,900
Aware, Inc. (I)	3,300	11,748
Bel Fuse, Inc., Class B	2,340	51,246
BigBand Networks, Inc. (I)	4,600	11,960
Black Box Corp.	3,723	142,181
Brocade Communications Systems, Inc. (I)	1,606	10,230
Calix, Inc. (I)	393	6,994
Cogo Group, Inc. (I)	8,803	71,128
Communications Systems, Inc.	901	14,542
Comtech Telecommunications Corp.	2,342	63,351
Digi International, Inc. (I)	5,526	61,173
EchoStar Corp., Class A (I)	3,771	130,854
EMS Technologies, Inc. (I)	3,696	71,850
Emulex Corp. (I)	12,377	136,147
Extreme Networks, Inc. (I)	3,605	14,132
Globecomm Systems, Inc. (I)	5,154	54,890
Harmonic, Inc. (I)	665	6,391
JDS Uniphase Corp. (I)	90,029	2,221,015
KVH Industries, Inc. (I)	2,148	31,533
Loral Space & Communications, Inc. (I)	456	34,501
NETGEAR, Inc. (I)	754	24,731
Network Engines, Inc. (I)	185	383
Oplink Communications, Inc. (I)	1,660	45,169
OpNext, Inc. (I)	6,648	27,855
ORBCOMM, Inc. (I)	8,038	28,535
Performance Technologies, Inc. (I)	1,302	2,604
Relm Wireless Corp. (I)	877	1,701
Seachange International, Inc. (I)	4,594	43,367
Sycamore Networks, Inc.	6,541	139,650
Symmetricom, Inc. (I)	2,967	16,793
Tellabs, Inc.	107,413	578,956
Tollgrade Communications, Inc. (I)	1,621	16,194
UTStarcom, Inc. (I)(L)	37,558	76,994
Viasat, Inc. (I)	1,415	58,878
Westell Technologies, Inc., Class A (I)	2,150	7,031

		4,449,233
Computers & Peripherals - 0.32%
Avid Technology, Inc. (I)	8,929	196,974
Concurrent Computer Corp. (I)	526	3,224
Datalink Corp. (I)	1,469	9,916
Electronics for Imaging, Inc. (I)	5,909	91,176
Hutchinson Technology, Inc. (I)	3,000	9,420
Hypercom Corp. (I)	2,100	20,979
Imation Corp. (I)	8,805	101,081
Interphase Corp. (I)	400	2,100
Intevac, Inc. (I)	5,406	69,035
KEY Tronic Corp. (I)	900	4,266
Novatel Wireless, Inc. (I)	7,924	46,910

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Rimage Corp.	2,000	$30,020
Silicon Graphics International Corp. (I)	6,217	96,426

		681,527
Electronic Equipment, Instruments & Components - 3.32%
ADDvantage Technologies Group, Inc. (I)	471	1,488
Arrow Electronics, Inc. (I)	13,183	516,774
Avnet, Inc. (I)	3,200	109,472
AVX Corp.	7,446	118,764
Benchmark Electronics, Inc. (I)	4,167	78,590
Checkpoint Systems, Inc. (I)	6,338	138,042
Cognex Corp.	58	1,619
Coherent, Inc. (I)	3,429	211,741
Daktronics, Inc.	3,800	43,510
Electro Rent Corp.	5,714	91,481
FARO Technologies, Inc. (I)	2,008	71,585
Gerber Scientific, Inc. (I)	5,939	48,997
ID Systems, Inc. (I)	861	4,193
Ingram Micro, Inc., Class A (I)	64,589	1,287,259
Insight Enterprises, Inc. (I)	4,514	82,561
IntriCon Corp. (I)	80	309
L-1 Identity Solutions, Inc. (I)	20,315	241,952
Measurement Specialties, Inc. (I)	2,180	67,449
Mercury Computer Systems, Inc. (I)	2,190	41,566
Methode Electronics, Inc.	4,959	58,020
Multi-Fineline Electronix, Inc. (I)	3,411	97,623
Newport Corp. (I)	1,100	18,315
OSI Systems, Inc. (I)	34,538	1,299,320
PAR Technology Corp. (I)	1,700	9,112
PC Connection, Inc. (I)	4,289	36,457
PC Mall, Inc. (I)	2,932	31,079
Perceptron, Inc. (I)	846	5,804
Planar Systems, Inc. (I)	1,500	3,900
RadiSys Corp. (I)	2,116	17,626
Richardson Electronics, Ltd.	1,662	21,606
Rofin-Sinar Technologies, Inc. (I)	16,547	641,693
Rogers Corp. (I)	3,200	150,912
Sanmina-SCI Corp. (I)	2,300	35,926
Scansource, Inc. (I)	1,144	41,790
SMART Modular
Technologies (WWH), Inc. (I)	15,830	109,702
Spectrum Control, Inc. (I)	2,917	40,867
SYNNEX Corp. (I)	7,365	259,837
Tech Data Corp. (I)	6,299	312,304
Tessco Technologies, Inc.	1,768	21,464
TTM Technologies, Inc. (I)	8,002	140,355
Viasystems Group, Inc. (I)	260	6,172
Vicon Industries, Inc. (I)	102	502
Vishay Intertechnology, Inc. (I)	23,932	417,613
Vishay Precision Group, Inc. (I)	1,709	28,284
X-Rite, Inc. (I)	6,319	29,383
Zygo Corp. (I)	1,490	21,575

		7,014,593
Internet Software & Services - 1.64%
AOL, Inc. (I)	2,699	56,328
DealerTrack Holdings, Inc. (I)	2,284	46,091
Digital River, Inc. (I)	1,500	50,370
Earthlink, Inc.	15,205	125,137
IAC/InterActiveCorp (I)	11,000	341,770
InfoSpace, Inc. (I)	8,265	66,616
Internap Network Services Corp. (I)	9,947	67,640
Keynote Systems, Inc.	600	10,554
Limelight Networks, Inc. (I)	6,400	44,480
Marchex, Inc., Class B	3,900	35,061

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Market Leader, Inc. (I)	500	$1,315
ModusLink Global Solutions, Inc.	9,124	62,956
Open Text Corp. (I)(L)	18,994	1,119,126
Perficient, Inc. (I)	1,626	20,211
RealNetworks, Inc. (I)	22,892	88,134
Soundbite Communications, Inc. (I)	200	540
Support.com, Inc. (I)	6,257	34,914
TechTarget, Inc. (I)	5,473	47,560
The Knot, Inc. (I)	200	2,006
TheStreet.com, Inc.	6,959	23,104
United Online, Inc.	19,113	114,869
ValueClick, Inc. (I)	71,030	1,060,478
Web.com Group, Inc. (I)	4,251	54,073

		3,473,333
IT Services - 1.65%
Acorn Energy, Inc. (I)	767	3,137
Acxiom Corp. (I)	7,534	129,133
CACI International, Inc., Class A (I)	4,865	288,592
China Information Technology, Inc. (I)(L)	4,800	23,280
CIBER, Inc. (I)	17,378	81,155
Computer Task Group, Inc. (I)	1,544	18,111
Convergys Corp. (I)	15,251	214,582
CoreLogic, Inc. (I)	6,410	119,547
Dynamics Research Corp. (I)	2,094	32,164
Integral Systems, Inc. (I)	2,513	30,759
INX, Inc. (I)	814	6,268
Jack Henry & Associates, Inc.	32,885	1,049,360
Online Resources Corp. (I)	6,713	43,970
SRA International, Inc., Class A (I)	6,412	174,599
StarTek, Inc. (I)	2,139	11,893
The Hackett Group, Inc. (I)	9,407	33,959
Tier Technologies, Inc., Class B (I)	1,809	11,342
Virtusa Corp. (I)	1,500	25,335
Wright Express Corp. (I)	23,303	1,188,453

		3,485,639
Semiconductors & Semiconductor Equipment - 3.54%
Advanced Analogic Technologies, Inc. (I)	5,632	23,823
Advanced Energy Industries, Inc. (I)	50,526	814,479
Amtech Systems, Inc. (I)	2,327	53,451
Anadigics, Inc. (I)	8,400	45,612
ATMI, Inc. (I)	6,540	119,290
AuthenTec, Inc. (I)	5,081	17,428
Axcelis Technologies, Inc. (I)	1,200	3,300
AXT, Inc. (I)	7,100	52,682
BTU International, Inc. (I)	682	7,400
Cabot Microelectronics Corp. (I)	3,400	165,988
Cascade Microtech, Inc. (I)	1,613	9,436
CEVA, Inc. (I)	2,219	50,593
Cohu, Inc.	5,943	87,481
Cymer, Inc. (I)	22,644	1,145,786
DSP Group, Inc. (I)	6,013	47,443
Evergreen Solar, Inc. (I)(L)	3,516	7,806
Exar Corp. (I)	10,153	65,690
Fairchild Semiconductor International, Inc. (I)	16,880	297,257
FEI Company (I)	5,400	181,062
FormFactor, Inc. (I)	2,814	27,662
GSI Technology, Inc. (I)	4,700	44,227
Ikanos Communications, Inc. (I)	1,900	2,394
Integrated Device Technology, Inc. (I)	24,164	187,271
Integrated Silicon Solution, Inc. (I)	3,800	37,164
International Rectifier Corp. (I)	10,474	336,634
IXYS Corp. (I)	2,893	35,931
Lattice Semiconductor Corp. (I)	7,713	51,214

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Mattson Technology, Inc. (I)	6,000	$15,720
MEMC Electronic Materials, Inc. (I)	9,085	123,283
MEMSIC, Inc. (I)	1,071	3,609
Microsemi Corp. (I)	400	8,812
MKS Instruments, Inc.	43,219	1,297,434
MoSys, Inc. (I)	1,015	5,725
Nanometrics, Inc. (I)	72	1,297
OmniVision Technologies, Inc. (I)	6,727	205,981
Pericom Semiconductor Corp. (I)	5,664	56,980
Photronics, Inc. (I)	13,324	119,117
Rudolph Technologies, Inc. (I)	4,000	44,320
Semtech Corp. (I)	44,894	1,063,090
Sigma Designs, Inc. (I)	7,872	107,689
Silicon Image, Inc. (I)	9,862	79,290
Standard Microsystems Corp. (I)	5,599	148,541
SunPower Corp., Class A (I)	4,209	71,848
SunPower Corp., Class B (I)	5,759	97,212
Supertex, Inc. (I)	1,700	38,862
Trident Microsystems, Inc. (I)	5,100	6,885
TriQuint Semiconductor, Inc. (I)	493	7,025
Zoran Corp. (I)	6,685	74,939

		7,496,163
Software - 3.22%
American Software, Inc., Class A	3,149	21,161
Ariba, Inc. (I)(L)	76,678	2,373,184
Bsquare Corp. (I)	100	1,200
Epicor Software Corp. (I)	7,000	72,100
EPIQ Systems, Inc.	3,500	48,335
ePlus, Inc. (I)	1,986	56,442
Fair Isaac Corp.	300	8,385
JDA Software Group, Inc. (I)	1,800	53,100
Mentor Graphics Corp. (I)	600	9,540
Parametric Technology Corp. (I)	42,695	1,011,872
Quest Software, Inc. (I)	41,281	1,105,918
Rovi Corp. (I)	57	3,159
S1 Corp. (I)	4,353	28,425
Smith Micro Software, Inc. (I)	3,270	30,640
TeleCommunication Systems, Inc. (I)	6,815	29,100
THQ, Inc. (I)	11,400	65,664
TIBCO Software, Inc. (I)	77,295	1,903,003

		6,821,228

		33,421,716
Materials - 7.54%
Chemicals - 3.52%
A. Schulman, Inc.	3,820	85,033
American Pacific Corp. (I)	1,717	10,336
American Vanguard Corp.	4,863	40,022
Arabian American Development Company (I)	2,312	10,797
Ashland, Inc. (I)	7,504	422,475
Cabot Corp.	7,889	341,278
Chase Corp.	1,432	23,256
Cytec Industries, Inc.	7,000	397,810
Ferro Corp. (I)	7,021	111,774
FMC Corp.	11,644	901,711
Georgia Gulf Corp. (I)	7,700	245,784
H.B. Fuller Company	300	6,465
Huntsman Corp.	4,200	74,130
Innophos Holdings, Inc.	30,001	1,284,943
Innospec, Inc. (I)	1,700	45,577
KMG Chemicals, Inc.	652	12,238
Kraton Performance Polymers, Inc. (I)	31,258	1,072,149
Landec Corp. (I)	6,581	40,473
Minerals Technologies, Inc.	2,700	175,176

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
NL Industries, Inc.	3,600	$49,212
OM Group, Inc. (I)	5,098	179,399
Penford Corp. (I)	2,346	13,959
PolyOne Corp.	86,240	1,197,011
Quaker Chemical Corp.	975	37,762
Rockwood Holdings, Inc. (I)	3,661	170,420
Spartech Corp. (I)	6,400	54,272
Westlake Chemical Corp.	6,868	328,359
Zoltek Companies, Inc. (I)(L)	8,005	117,033

		7,448,854
Construction Materials - 0.13%
Headwaters, Inc. (I)	15,327	77,708
Texas Industries, Inc. (L)	4,800	195,744

		273,452
Containers & Packaging - 0.73%
AptarGroup, Inc.	18,098	871,781
Boise, Inc.	17,400	156,252
Graphic Packaging Holding Company (I)	24,214	125,913
Myers Industries, Inc.	8,603	87,062
Temple-Inland, Inc.	13,500	315,765

		1,556,773
Metals & Mining - 1.86%
A. M. Castle & Company (I)	5,452	93,992
Allied Nevada Gold Corp. (I)	6,984	211,895
Century Aluminum Company (I)	11,480	194,586
Coeur d’Alene Mines Corp. (I)	1,550	48,841
Commercial Metals Company	19,700	328,399
Compass Minerals International, Inc.	10,924	1,021,066
Detour Gold Corp. (I)	9,897	322,107
Friedman Industries, Inc.	1,405	14,331
Haynes International, Inc.	2,800	145,152
Hecla Mining Company (I)(L)	8,800	89,320
Horsehead Holding Corp. (I)	10,408	172,148
Kaiser Aluminum Corp. (L)	4,400	222,332
Materion Corp. (I)	3,000	131,310
Olympic Steel, Inc.	2,278	61,255
Reliance Steel & Aluminum Company	8,700	481,371
RTI International Metals, Inc. (I)	5,200	148,200
Steel Dynamics, Inc.	400	7,384
Synalloy Corp.	380	5,415
Universal Stainless & Alloy Products, Inc. (I)	1,778	61,430
US Gold Corp. (I)	13,153	95,491
Worthington Industries, Inc.	3,800	73,568

		3,929,593
Paper & Forest Products - 1.30%
Buckeye Technologies, Inc.	8,200	214,840
Clearwater Paper Corp. (I)	1,399	110,941
Domtar Corp.	5,000	437,000
KapStone Paper and Packaging Corp. (I)	6,511	111,664
Louisiana-Pacific Corp. (I)(L)	23,781	245,420
MeadWestvaco Corp.	14,845	435,701
Mercer International, Inc. (I)(L)	8,709	120,794
Neenah Paper, Inc.	3,386	65,925
P.H. Glatfelter Company	8,879	109,300
Schweitzer-Mauduit International, Inc.	16,028	878,815
Wausau Paper Corp.	2,400	19,272

		2,749,672

		15,958,344

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.89%
Diversified Telecommunication Services - 0.53%
Alaska Communications
Systems Group, Inc. (L)	73,681	$750,809
General Communication, Inc., Class A (I)	9,787	118,325
Hughes Communications, Inc. (I)	1,496	89,610
Iridium Communications, Inc. (I)	10,611	99,743
Premiere Global Services, Inc. (I)	4,256	28,558
SureWest Communications (I)	2,863	37,276

		1,124,321
Wireless Telecommunication Services - 0.36%
FiberTower Corp. (I)	8,641	28,688
Leap Wireless International, Inc. (I)	3,505	42,831
MetroPCS Communications, Inc. (I)	1,700	24,480
Shenandoah Telecommunications Company	198	3,465
Telephone & Data Systems, Inc.	7,100	238,915
Telephone & Data Systems, Inc.
Special Shares	6,500	192,595
United States Cellular Corp. (I)	4,446	222,211
USA Mobility, Inc.	700	10,444

		763,629

		1,887,950
Utilities - 0.91%
Gas Utilities - 0.69%
Energen Corp.	11,964	731,000
UGI Corp.	22,876	729,516

		1,460,516
Independent Power Producers & Energy Traders - 0.18%
GenOn Energy, Inc. (I)	90,120	364,986
Ormat Technologies, Inc.	531	13,302

		378,288
Water Utilities - 0.04%
Pennichuck Corp.	233	6,552
SJW Corp.	2,989	74,187

		80,739

		1,919,543

TOTAL COMMON STOCKS (Cost $142,942,618)		$208,430,760

SECURITIES LENDING COLLATERAL - 10.44%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	2,207,313	22,089,462

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,087,058)		$22,089,462

SHORT-TERM INVESTMENTS - 0.98%
Short-Term Securities* - 0.98%
State Street Institutional Liquid Reserves
Fund, 0.2053%	$2,070,502	$2,070,502

TOTAL SHORT-TERM INVESTMENTS (Cost $2,070,502)		$2,070,502

Total Investments (Small Cap Opportunities Fund)
(Cost $167,100,178) - 109.90%		$232,590,724
Other assets and liabilities, net - (9.90%)		(20,948,796)

TOTAL NET ASSETS - 100.00%		$211,641,928

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.55%
Consumer Discretionary - 17.18%
Diversified Consumer Services - 1.17%
Matthews International Corp., Class A	52,800	$1,961,520
Hotels, Restaurants & Leisure - 4.11%
Bally Technologies, Inc. (I)	35,300	1,363,639
CEC Entertainment, Inc.	52,600	2,035,094
Choice Hotels International, Inc. (L)	49,000	1,892,380
Sonic Corp. (I)	176,400	1,566,432

		6,857,545
Household Durables - 2.21%
Helen of Troy, Ltd. (I)	94,700	2,644,971
Tempur-Pedic International, Inc. (I)	22,300	1,046,762

		3,691,733
Media - 2.23%
Arbitron, Inc.	93,600	3,726,216
Multiline Retail - 0.80%
Fred’s, Inc., Class A	97,200	1,339,416
Specialty Retail - 6.16%
Ascena Retail Group, Inc. (I)	78,800	2,461,712
Hibbett Sports, Inc. (I)(L)	23,600	741,276
Stage Stores, Inc.	221,500	3,862,960
The Cato Corp., Class A	132,600	3,215,550

		10,281,498
Textiles, Apparel & Luxury Goods - 0.50%
Skechers U.S.A., Inc., Class A (I)	40,400	839,512

		28,697,440
Consumer Staples - 2.49%
Food & Staples Retailing - 0.89%
Casey’s General Stores, Inc.	36,300	1,490,841
Food Products - 0.81%
Snyders-Lance, Inc.	74,200	1,351,924
Personal Products - 0.79%
Herbalife, Ltd.	16,700	1,309,447

		4,152,212
Energy - 4.18%
Energy Equipment & Services - 2.23%
Bristow Group, Inc. (I)	35,500	1,701,160
SEACOR Holdings, Inc.	21,400	2,028,078

		3,729,238
Oil, Gas & Consumable Fuels - 1.95%
Penn Virginia Corp. (L)	96,500	1,570,055
SM Energy Company	23,300	1,688,551

		3,258,606

		6,987,844
Financials - 23.52%
Capital Markets - 1.84%
Ares Capital Corp.	172,000	3,066,760
Commercial Banks - 7.47%
First Busey Corp. (L)	256,902	1,302,493
First Midwest Bancorp, Inc.	194,700	2,350,029
Hancock Holding Company (L)	23,700	821,679
International Bancshares Corp. (L)	102,600	1,958,634
MB Financial, Inc.	87,000	1,789,590
Webster Financial Corp.	136,200	3,157,116
Westamerica Bancorp. (L)	21,100	1,088,338

		12,467,879

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 8.48%
Alleghany Corp. (I)	4,505	$1,535,079
AMERISAFE, Inc. (I)	73,300	1,463,068
Assured Guaranty, Ltd.	86,500	1,256,845
Delphi Financial Group, Inc., Class A	119,800	3,709,008
Platinum Underwriters Holdings, Ltd.	59,900	2,497,830
Reinsurance Group of America, Inc.	48,100	2,904,759
Validus Holdings, Ltd.	25,769	797,551

		14,164,140
Real Estate Investment Trusts - 3.21%
American Campus Communities, Inc.	40,100	1,340,142
DiamondRock Hospitality Company	127,812	1,503,069
Education Realty Trust, Inc.	177,200	1,461,900
Mack-Cali Realty Corp.	31,100	1,055,534

		5,360,645
Thrifts & Mortgage Finance - 2.52%
NewAlliance Bancshares, Inc.	100,800	1,576,512
Northwest Bancshares, Inc.	217,400	2,639,236

		4,215,748

		39,275,172
Health Care - 7.88%
Health Care Equipment & Supplies - 1.95%
Haemonetics Corp. (I)	12,600	776,790
ICU Medical, Inc. (I)	59,100	2,481,609

		3,258,399
Health Care Providers & Services - 2.62%
AmSurg Corp. (I)	99,600	2,353,548
Corvel Corp. (I)	40,700	2,014,650

		4,368,198
Life Sciences Tools & Services - 3.31%
Charles River
Laboratories International, Inc. (I)	73,300	2,671,052
ICON PLC, SADR (I)	143,500	2,854,215

		5,525,267

		13,151,864
Industrials - 22.21%
Commercial Services & Supplies - 5.47%
ACCO Brands Corp. (I)	221,450	1,893,398
G&K Services, Inc., Class A	32,400	1,050,408
Standard Parking Corp. (I)	76,498	1,389,204
Unifirst Corp.	16,500	930,600
United Stationers, Inc.	57,400	3,869,908

		9,133,518
Construction & Engineering - 0.36%
Sterling Construction Company, Inc. (I)	46,200	605,220
Electrical Equipment - 3.61%
Acuity Brands, Inc. (I)(L)	25,300	1,429,956
Belden, Inc.	125,300	4,589,739

		6,019,695
Industrial Conglomerates - 3.35%
Carlisle Companies, Inc.	130,000	5,591,300
Machinery - 4.28%
Albany International Corp., Class A	98,600	2,401,896
ESCO Technologies, Inc.	49,600	1,899,184
Mueller Industries, Inc.	83,700	2,844,126

		7,145,206
Marine - 1.81%
Kirby Corp. (I)	54,700	3,027,098

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.84%
Genesee & Wyoming, Inc., Class A (I)	59,000	$3,073,310
Trading Companies & Distributors - 1.49%
GATX Corp.	71,900	2,494,211

		37,089,558
Information Technology - 8.77%
Computers & Peripherals - 2.09%
Diebold, Inc.	72,400	2,545,584
Electronics for Imaging, Inc. (I)	61,648	951,229

		3,496,813
Electronic Equipment, Instruments & Components - 2.45%
Coherent, Inc. (I)	21,900	1,352,325
MTS Systems Corp.	44,900	2,079,319
NAM TAI Electronics, Inc.	83,100	651,504

		4,083,148
IT Services - 1.85%
MAXIMUS, Inc.	41,800	3,093,200
Office Electronics - 1.15%
Zebra Technologies Corp., Class A (I)	51,500	1,921,980
Software - 1.23%
Websense, Inc. (I)(L)	96,000	2,056,320

		14,651,461
Materials - 5.11%
Chemicals - 2.39%
Kraton Performance Polymers, Inc. (I)	44,300	1,519,488
Zep, Inc.	156,900	2,461,761

		3,981,249
Containers & Packaging - 1.38%
AptarGroup, Inc.	47,800	2,302,526
Paper & Forest Products - 1.34%
Deltic Timber Corp. (L)	36,900	2,242,413

		8,526,188
Utilities - 5.21%
Electric Utilities - 2.54%
Unisource Energy Corp.	68,800	2,508,448
Westar Energy, Inc. (L)	66,800	1,736,800

		4,245,248
Gas Utilities - 2.67%
Atmos Energy Corp.	51,200	1,731,584
New Jersey Resources Corp.	30,600	1,279,998
WGL Holdings, Inc.	38,100	1,447,800

		4,459,382

		8,704,630

TOTAL COMMON STOCKS (Cost $114,845,385)		$161,236,369

SECURITIES LENDING COLLATERAL - 4.79%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	0	8,005,522

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,004,966)		$8,005,522

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.29%
Repurchase Agreement - 3.29%
Deutsche Tri-Party Repurchase Agreement
dated 02/28/2011 at 0.200% to be
repurchased at $5,500,031 on 03/01/2011,
collateralized by $5,585,633 U.S. Treasury
Notes, 2.500% due 05/15/2029 (valued at
$5,600,741 including interest) and $9,270
U.S. Treasury Notes, 0.500% due
10/15/2013 (valued at $9,288,
including interest)	$5,500,000	$5,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,000)		$5,500,000

Total Investments (Small Cap Value Fund)
(Cost $128,350,351) - 104.63%		$174,741,891
Other assets and liabilities, net - (4.63%)		(7,738,060)

TOTAL NET ASSETS - 100.00%		$167,003,831

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.56%
Consumer Discretionary - 15.86%
Auto Components - 1.85%
Tenneco, Inc. (I)(L)	27,603	$1,100,808
TRW Automotive Holdings Corp. (I)	30,264	1,718,995

		2,819,803
Distributors - 0.58%
Pool Corp. (L)	35,526	886,729
Diversified Consumer Services - 1.12%
Weight Watchers International, Inc. (I)	27,931	1,707,422
Hotels, Restaurants & Leisure - 4.93%
Buffalo Wild Wings, Inc. (I)	18,721	992,026
Choice Hotels International, Inc. (L)	24,829	958,896
Darden Restaurants, Inc.	20,415	962,159
Jack in the Box, Inc. (I)	43,315	952,930
P.F. Chang’s China Bistro, Inc. (L)	32,240	1,497,226
Penn National Gaming, Inc. (I)(L)	36,143	1,292,835
WMS Industries, Inc. (I)	21,638	860,976

		7,517,048
Media - 1.02%
DreamWorks Animation SKG, Inc. (I)	22,909	632,747
National CineMedia, Inc.	48,899	923,702

		1,556,449
Specialty Retail - 4.92%
Dick’s Sporting Goods, Inc. (I)	30,809	1,144,246
DSW, Inc., Class A (I)(L)	27,660	1,123,273
Foot Locker, Inc.	56,722	1,127,066
Group 1 Automotive, Inc. (L)	29,402	1,242,234
Tractor Supply Company	27,030	1,407,452
Williams-Sonoma, Inc.	40,377	1,457,206

		7,501,477
Textiles, Apparel & Luxury Goods - 1.44%
Maidenform Brands, Inc. (I)	37,970	1,030,506
Steven Madden, Ltd. (I)	26,891	1,160,078

		2,190,584

		24,179,512

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 1.77%
Food Products - 1.08%
Diamond Foods, Inc. (L)	18,656	$950,523
Ralcorp Holdings, Inc. (I)(L)	10,752	697,267

		1,647,790
Personal Products - 0.69%
Nu Skin Enterprises, Inc., Class A	32,715	1,044,263

		2,692,053
Energy - 8.53%
Energy Equipment & Services - 3.82%
Dresser-Rand Group, Inc. (I)	24,237	1,194,399
Dril-Quip, Inc. (I)	14,564	1,117,059
FMC Technologies, Inc. (I)	12,490	1,174,685
Lufkin Industries, Inc.	15,077	1,178,268
Patterson-UTI Energy, Inc.	42,166	1,152,818

		5,817,229
Oil, Gas & Consumable Fuels - 4.71%
Bill Barrett Corp. (I)	23,497	913,563
Carrizo Oil & Gas, Inc. (I)(L)	31,152	1,159,477
Frontier Oil Corp.	61,728	1,722,211
Goodrich Petroleum Corp. (I)(L)	29,039	590,653
James River Coal Company (I)(L)	42,201	886,221
SandRidge Energy, Inc. (I)	177,200	1,915,532

		7,187,657

		13,004,886
Financials - 5.46%
Capital Markets - 2.09%
Affiliated Managers Group, Inc. (I)	12,377	1,321,245
Greenhill & Company, Inc. (L)	12,606	905,489
Stifel Financial Corp. (I)	13,331	956,366

		3,183,100
Commercial Banks - 2.16%
City National Corp. (L)	16,381	965,005
Huntington Bancshares, Inc.	145,458	994,933
SVB Financial Group (I)(L)	24,738	1,340,305

		3,300,243
Insurance - 1.21%
Brown & Brown, Inc.	28,025	732,573
ProAssurance Corp. (I)	17,470	1,106,375

		1,838,948

		8,322,291
Health Care - 14.98%
Biotechnology - 1.76%
Acorda Therapeutics, Inc. (I)	28,233	592,046
BioMarin Pharmaceutical, Inc. (I)	42,938	1,050,263
United Therapeutics Corp. (I)	15,545	1,048,199

		2,690,508
Health Care Equipment & Supplies - 3.28%
Insulet Corp. (I)	39,717	702,991
Masimo Corp.	31,801	958,482
Meridian Bioscience, Inc. (L)	36,336	783,768
Sirona Dental Systems, Inc. (I)	24,719	1,247,321
Zoll Medical Corp. (I)	28,124	1,301,579

		4,994,141
Health Care Providers & Services - 3.39%
Chemed Corp.	20,267	1,326,272
Health Management
Associates, Inc., Class A (I)	100,373	1,003,730

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc. (I)	15,179	$985,572
PSS World Medical, Inc. (I)(L)	38,839	1,010,591
VCA Antech, Inc. (I)	33,646	842,496

		5,168,661
Health Care Technology - 1.58%
Allscripts-Misys Healthcare Solutions, Inc. (I)	59,615	1,272,780
Quality Systems, Inc.	14,158	1,131,224

		2,404,004
Life Sciences Tools & Services - 2.58%
Bruker Corp. (I)	55,552	1,066,043
Parexel International Corp. (I)	38,230	897,258
PerkinElmer, Inc.	39,129	1,036,919
Techne Corp.	12,913	925,733

		3,925,953
Pharmaceuticals - 2.39%
Medicis Pharmaceutical Corp., Class A	35,208	1,129,825
Perrigo Company	15,369	1,174,653
Valeant Pharmaceuticals International, Inc. (L)	33,511	1,343,121

		3,647,599

		22,830,866
Industrials - 15.08%
Aerospace & Defense - 2.29%
Hexcel Corp. (I)	52,410	972,206
TransDigm Group, Inc. (I)	31,357	2,520,476

		3,492,682
Air Freight & Logistics - 1.50%
Forward Air Corp.	36,412	1,078,888
HUB Group, Inc., Class A (I)	34,587	1,209,162

		2,288,050
Commercial Services & Supplies - 1.58%
Corrections Corp. of America (I)	44,887	1,114,993
Fuel Tech, Inc. (I)(L)	46,282	346,189
Tetra Tech, Inc. (I)	40,172	944,042

		2,405,224
Electrical Equipment - 1.78%
Regal-Beloit Corp. (L)	21,827	1,592,280
Thomas & Betts Corp. (I)	20,369	1,128,239

		2,720,519
Machinery - 4.86%
ArvinMeritor, Inc. (I)	53,730	962,842
Kaydon Corp.	22,879	897,772
Kennametal, Inc.	27,056	1,040,574
Lincoln Electric Holdings, Inc.	15,640	1,116,383
Lindsay Corp. (L)	13,278	937,560
Terex Corp. (I)	33,255	1,122,356
Wabtec Corp.	23,350	1,325,346

		7,402,833
Professional Services - 0.92%
CoStar Group, Inc. (I)(L)	24,651	1,396,972
Road & Rail - 0.79%
Knight Transportation, Inc.	64,488	1,200,122
Trading Companies & Distributors - 1.36%
Watsco, Inc. (I)(L)	13,401	865,437
WESCO International, Inc. (I)	20,847	1,213,712

		2,079,149

		22,985,551

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 30.68%
Communications Equipment - 5.43%
Ciena Corp. (I)	75,481	$2,081,011
Finisar Corp. (I)	49,310	2,022,696
Harmonic, Inc. (I)	102,005	980,268
NETGEAR, Inc. (I)(L)	32,294	1,059,243
Polycom, Inc. (I)	44,588	2,131,306

		8,274,524
Electronic Equipment, Instruments & Components - 2.19%
Coherent, Inc. (I)	19,979	1,233,703
Littelfuse, Inc.	21,541	1,138,011
Tech Data Corp. (I)	19,467	965,174

		3,336,888
Internet Software & Services - 2.81%
Open Text Corp. (I)	20,165	1,188,122
ValueClick, Inc. (I)	75,185	1,122,512
VistaPrint NV (I)(L)	17,859	914,559
WebMD Health Corp. (I)	18,158	1,053,164

		4,278,357
IT Services - 1.23%
Alliance Data Systems Corp. (I)(L)	12,926	1,017,793
Global Payments, Inc.	17,980	862,860

		1,880,653
Semiconductors & Semiconductor Equipment - 7.67%
Advanced Energy Industries, Inc. (I)	66,283	1,068,482
Cymer, Inc. (I)	22,884	1,157,930
Hittite Microwave Corp. (I)	21,233	1,303,282
Microsemi Corp. (I)	62,078	1,367,578
ON Semiconductor Corp. (I)	103,535	1,154,415
Power Integrations, Inc. (L)	22,984	915,683
RF Micro Devices, Inc. (I)	143,382	1,075,365
Semtech Corp. (I)	45,956	1,088,238
Teradyne, Inc. (I)(L)	80,714	1,503,702
Volterra Semiconductor Corp. (I)	41,597	1,049,492

		11,684,167
Software - 11.35%
ANSYS, Inc. (I)	20,439	1,151,124
Aspen Technology, Inc. (I)	79,767	1,214,851
BroadSoft, Inc. (I)	19,121	674,971
CommVault Systems, Inc. (I)	36,545	1,334,989
Fair Isaac Corp. (L)	34,461	963,185
Informatica Corp. (I)(L)	45,084	2,119,399
Lawson Software, Inc. (I)	139,892	1,418,505
MICROS Systems, Inc. (I)	31,130	1,483,033
NICE Systems, Ltd., SADR (I)	33,718	1,168,160
Parametric Technology Corp. (I)	43,478	1,030,429
Quest Software, Inc. (I)	49,541	1,327,203
SolarWinds, Inc. (I)	32,947	739,660
SuccessFactors, Inc. (I)(L)	48,084	1,726,696
Websense, Inc. (I)	44,499	953,169

		17,305,374

		46,759,963
Materials - 4.50%
Chemicals - 2.63%
Calgon Carbon Corp. (I)(L)	38,781	544,485
Intrepid Potash, Inc. (I)(L)	30,884	1,192,122
Olin Corp.	53,305	992,006
Rockwood Holdings, Inc. (I)	27,516	1,280,870

		4,009,483

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.82%
Greif, Inc., Class A	19,368	$1,252,335
Metals & Mining - 1.05%
Allied Nevada Gold Corp. (I)	10,040	304,614
Carpenter Technology Corp.	20,201	839,958
Detour Gold Corp. (I)	13,902	452,454

		1,597,026

		6,858,844
Telecommunication Services - 0.96%
Wireless Telecommunication Services - 0.96%
SBA Communications Corp., Class A (I)	34,867	1,467,551
Utilities - 0.74%
Electric Utilities - 0.74%
ITC Holdings Corp.	16,533	1,133,337

TOTAL COMMON STOCKS (Cost $103,570,128)		$150,234,854

SECURITIES LENDING COLLATERAL - 17.32%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	2,638,828	26,407,807

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,394,555)		$26,407,807

SHORT-TERM INVESTMENTS - 0.66%
Short-Term Securities* - 0.66%
State Street Institutional Liquid Reserves
Fund, 0.2053%	$1,000,383	$1,000,383

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,383)		$1,000,383

Total Investments (Small Company Growth Fund)
(Cost $130,965,066) - 116.54%		$177,643,044
Other assets and liabilities, net - (16.54%)		(25,210,948)

TOTAL NET ASSETS - 100.00%		$152,432,096

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Consumer Discretionary - 10.87%
Auto Components - 0.73%
Drew Industries, Inc.	143,800	$3,326,094
Automobiles - 0.57%
Winnebago Industries, Inc. (I)(L)	178,800	2,585,448
Distributors - 0.64%
Pool Corp. (L)	117,000	2,920,320
Diversified Consumer Services - 0.97%
Matthews International Corp., Class A	119,200	4,428,280
Hotels, Restaurants & Leisure - 0.77%
Orient-Express Hotels, Ltd., Class A (I)(L)	277,000	3,495,740
Household Durables - 1.71%
CSS Industries, Inc.	84,200	1,473,500
Ethan Allen Interiors, Inc. (L)	56,000	1,234,800
M/I Homes, Inc. (I)	79,000	1,054,650
Meritage Homes Corp. (I)(L)	131,000	3,381,110
Stanley Furniture Company, Inc. (I)	111,600	613,800

		7,757,860

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.29%
Brunswick Corp. (L)	58,000	$1,335,740
Media - 0.75%
Ascent Media Corp., Class A (I)	50,300	2,098,516
Saga Communications, Inc., Class A (I)	44,600	1,293,400

		3,391,916
Multiline Retail - 0.42%
Fred’s, Inc., Class A	138,000	1,901,640
Specialty Retail - 3.82%
Aaron’s, Inc. (L)	368,150	8,666,251
Haverty Furniture Companies, Inc. (L)	164,700	2,190,510
MarineMax, Inc. (I)(L)	146,600	1,323,798
Stein Mart, Inc.	262,000	2,145,780
The Men’s Wearhouse, Inc. (L)	115,000	3,070,500

		17,396,839
Textiles, Apparel & Luxury Goods - 0.20%
Culp, Inc. (I)	91,000	914,550

		49,454,427
Consumer Staples - 0.90%
Food & Staples Retailing - 0.64%
Nash Finch Company (L)	72,100	2,910,677
Tobacco - 0.26%
Alliance One International, Inc. (I)(L)	324,300	1,177,209

		4,087,886
Energy - 7.15%
Energy Equipment & Services - 2.68%
Atwood Oceanics, Inc. (I)(L)	50,400	2,294,208
CARBO Ceramics, Inc. (L)	42,400	5,256,328
Hercules Offshore, Inc. (I)(L)	167,400	826,956
TetraTechnologies, Inc. (I)	233,100	3,219,111
Union Drilling, Inc. (I)	80,000	619,200

		12,215,803
Oil, Gas & Consumable Fuels - 4.47%
Cloud Peak Energy, Inc. (I)	108,500	2,224,250
Forest Oil Corp. (I)(L)	80,500	2,856,945
Northern Oil and Gas, Inc. (I)	158,000	5,019,660
Oasis Petroleum, Inc. (I)	166,000	5,730,320
Overseas Shipholding Group, Inc. (L)	32,600	1,100,576
Penn Virginia Corp.	208,000	3,384,160

		20,315,911

		32,531,714
Financials - 20.81%
Capital Markets - 3.63%
Ares Capital Corp.	316,400	5,641,412
Hercules Technology Growth Capital, Inc.	209,500	2,317,070
JMP Group, Inc.	104,000	888,160
Kohlberg Capital Corp.	188,267	1,572,029
Piper Jaffray Companies (I)(L)	40,700	1,674,805
Stifel Financial Corp. (I)	61,500	4,412,010

		16,505,486
Commercial Banks - 5.41%
Columbia Banking System, Inc. (L)	75,000	1,488,000
East West Bancorp, Inc. (L)	176,700	4,102,974
Glacier Bancorp, Inc. (L)	206,000	3,219,780
Home Bancshares, Inc.	135,000	3,041,550
Signature Bank (I)(L)	57,000	2,957,730
SVB Financial Group (I)(L)	110,800	6,003,144

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wintrust Financial Corp. (L)	113,100	$3,797,898

		24,611,076
Diversified Financial Services - 0.56%
Compass Diversified Holdings (L)	156,000	2,528,760
Insurance - 3.91%
Alterra Capital Holdings, Ltd.	136,300	2,948,169
Employers Holdings, Inc.	74,900	1,506,988
Fortegra Financial Corp. (I)	40,300	459,420
Markel Corp. (I)(L)	6,700	2,784,855
National Interstate Corp.	118,100	2,461,204
ProAssurance Corp. (I)(L)	120,200	7,612,266

		17,772,902
Real Estate Investment Trusts - 7.30%
Acadia Realty Trust (L)	86,500	1,712,700
CBL & Associates Properties, Inc. (L)	364,500	6,506,325
Cedar Shopping Centers, Inc.	166,000	1,005,960
First Potomac Realty Trust	187,000	3,016,310
Hatteras Financial Corp.	83,200	2,461,056
Kilroy Realty Corp. (L)	127,000	4,921,250
LaSalle Hotel Properties (L)	153,500	4,330,235
Parkway Properties, Inc.	50,200	813,742
Potlatch Corp. (L)	91,000	3,494,400
Redwood Trust, Inc.	146,000	2,391,480
Washington Real Estate Investment Trust (L)	82,000	2,561,680

		33,215,138

		94,633,362
Health Care - 5.84%
Biotechnology - 0.68%
Exelixis, Inc. (I)(L)	249,000	3,100,050
Health Care Equipment & Supplies - 1.98%
Analogic Corp. (L)	37,900	2,054,180
AngioDynamics, Inc. (I)	106,800	1,796,376
Quidel Corp. (I)(L)	110,000	1,447,600
West Pharmaceutical Services, Inc. (L)	90,000	3,699,900

		8,998,056
Health Care Providers & Services - 3.18%
Landauer, Inc.	37,300	2,346,170
National Healthcare Corp.	67,000	3,189,200
Owens & Minor, Inc. (L)	223,000	6,957,600
Triple-S Management Corp., Class B (I)	100,500	1,985,880

		14,478,850

		26,576,956
Industrials - 25.07%
Aerospace & Defense - 0.27%
Kratos Defense & Security Solutions, Inc. (I)	84,000	1,210,440
Air Freight & Logistics - 0.79%
UTi Worldwide, Inc.	181,000	3,601,900
Airlines - 1.18%
Alaska Air Group, Inc. (I)	90,000	5,350,500
Building Products - 1.69%
Ameron International Corp.	45,400	3,207,964
Gibraltar Industries, Inc. (I)(L)	166,600	1,804,278
Universal Forest Products, Inc. (L)	78,000	2,659,800

		7,672,042
Commercial Services & Supplies - 3.28%
G&K Services, Inc., Class A	91,000	2,950,220
McGrath Rentcorp	184,000	5,061,840
Mine Safety Appliances Company	64,800	2,341,224

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. (L)	157,000	$4,551,430

		14,904,714
Construction & Engineering - 1.48%
Comfort Systems USA, Inc. (L)	140,000	1,857,800
Insituform Technologies, Inc., Class A (I)(L)	166,000	4,289,440
Sterling Construction Company, Inc. (I)	46,200	605,220

		6,752,460
Electrical Equipment - 2.03%
Belden, Inc.	107,500	3,937,725
Franklin Electric Company, Inc.	29,000	1,232,500
Woodward, Inc.	123,100	4,048,759

		9,218,984
Machinery - 5.69%
Astec Industries, Inc. (I)(L)	51,000	1,750,830
Cascade Corp.	51,200	2,501,632
CIRCOR International, Inc.	69,000	2,735,850
IDEX Corp.	111,825	4,611,663
Nordson Corp. (L)	86,900	9,464,278
Robbins & Myers, Inc.	113,000	4,817,190

		25,881,443
Marine - 1.63%
Kirby Corp. (I)(L)	133,800	7,404,492
Professional Services - 1.74%
FTI Consulting, Inc. (I)(L)	63,400	2,091,566
Navigant Consulting Company (I)(L)	193,000	1,812,270
On Assignment, Inc. (I)(L)	261,000	2,740,500
The Dolan Company (I)	102,100	1,276,250

		7,920,586
Road & Rail - 3.34%
Genesee & Wyoming, Inc., Class A (I)	135,200	7,042,568
Landstar System, Inc. (L)	183,000	8,138,010

		15,180,578
Trading Companies & Distributors - 1.95%
Beacon Roofing Supply, Inc. (I)(L)	308,000	6,532,680
Kaman Corp., Class A (L)	74,000	2,358,380

		8,891,060

		113,989,199
Information Technology - 10.87%
Communications Equipment - 1.23%
Ixia (I)(L)	225,000	3,948,750
Sonus Networks, Inc. (I)(L)	535,900	1,623,777

		5,572,527
Computers & Peripherals - 0.29%
Xyratex, Ltd. (I)	104,500	1,328,195
Electronic Equipment, Instruments & Components - 3.57%
Cognex Corp.	38,000	1,060,580
Electro Rent Corp.	198,000	3,169,980
Electro Scientific Industries, Inc. (I)	85,000	1,295,400
Littelfuse, Inc.	77,200	4,078,476
Methode Electronics, Inc.	80,000	936,000
Newport Corp. (I)	128,000	2,131,200
SYNNEX Corp. (I)(L)	101,000	3,563,280

		16,234,916
IT Services - 0.17%
StarTek, Inc. (I)	142,812	794,035
Semiconductors & Semiconductor Equipment - 3.47%
Advanced Energy Industries, Inc. (I)(L)	167,500	2,700,100

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ATMI, Inc. (I)	79,000	$1,440,960
Brooks Automation, Inc. (I)	160,900	2,019,295
Cabot Microelectronics Corp. (I)	45,700	2,231,074
Cymer, Inc. (I)	70,200	3,552,120
Teradyne, Inc. (I)(L)	205,400	3,826,602

		15,770,151
Software - 2.14%
Accelrys, Inc. (I)	112,000	969,920
Progress Software Corp. (I)(L)	207,450	6,090,732
Websense, Inc. (I)	124,000	2,656,080

		9,716,732

		49,416,556
Materials - 9.98%
Chemicals - 2.54%
American Vanguard Corp. (L)	139,800	1,150,554
Arch Chemicals, Inc.	101,000	3,630,950
Innospec, Inc. (I)	165,600	4,439,736
Minerals Technologies, Inc.	36,000	2,335,680

		11,556,920
Containers & Packaging - 1.84%
AptarGroup, Inc.	130,100	6,266,917
Myers Industries, Inc.	208,000	2,104,960

		8,371,877
Metals & Mining - 3.58%
AMCOL International Corp. (L)	78,500	2,449,985
Carpenter Technology Corp. (L)	91,500	3,804,570
Franco-Nevada Corp.	88,000	2,994,473
North American Palladium, Ltd. (I)(L)	167,000	1,165,660
Royal Gold, Inc. (L)	57,000	2,828,340
Sims Metal Management, Ltd. (L)	157,800	3,015,558

		16,258,586
Paper & Forest Products - 2.02%
Clearwater Paper Corp. (I)	48,000	3,806,400
Deltic Timber Corp.	63,000	3,828,510
Wausau Paper Corp. (L)	193,700	1,555,411

		9,190,321

		45,377,704
Telecommunication Services - 0.35%
Diversified Telecommunication Services - 0.35%
Premiere Global Services, Inc. (I)	240,000	1,610,400
Utilities - 3.98%
Electric Utilities - 2.01%
Cleco Corp. (L)	126,000	4,076,100
El Paso Electric Company (I)(L)	151,900	4,268,390
The Empire District Electric Company (L)	36,500	789,495

		9,133,985
Gas Utilities - 0.73%
Southwest Gas Corp. (L)	85,500	3,323,385
Multi-Utilities - 1.24%
Black Hills Corp. (L)	59,500	1,833,790
NorthWestern Corp.	76,000	2,257,960
Vectren Corp. (L)	59,600	1,568,672

		5,660,422

		18,117,792

TOTAL COMMON STOCKS (Cost $317,068,973)		$435,795,996

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.19%
Financials - 1.19%
Commercial Banks - 0.78%
East West Bancorp., Inc., Series A 8.000%	2,114	3,535,348
Insurance - 0.41%
Assured Guaranty, Ltd. 8.500%	30,200	1,863,642

		5,398,990

TOTAL PREFERRED SECURITIES (Cost $3,602,606)		$5,398,990

INVESTMENT COMPANIES - 0.89%
First Opportunity Fund, Inc. (I)	147,700	1,075,256
iShares Russell 2000 Value Index Fund (L)	39,800	2,969,876

TOTAL INVESTMENT COMPANIES (Cost $3,995,735)		$4,045,132

SECURITIES LENDING COLLATERAL - 27.12%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	12,325,423	123,345,442

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,321,610)		$123,345,442

SHORT-TERM INVESTMENTS - 2.22%
Short-Term Securities* - 2.22%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	$604,153	$604,153
T. Rowe Price Prime Reserve Fund, 0.2212%	9,481,825	9,481,825

		10,085,978

TOTAL SHORT-TERM INVESTMENTS (Cost $10,085,978)		$10,085,978

Total Investments (Small Company Value Fund)
(Cost $458,074,902) - 127.24%		$578,671,538
Other assets and liabilities, net - (27.24%)		(123,888,570)

TOTAL NET ASSETS - 100.00%		$454,782,968

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.77%
Consumer Discretionary - 12.36%
Auto Components - 0.45%
American Axle &
Manufacturing Holdings, Inc. (I)	1,471	$19,667
China Automotive Systems, Inc. (I)	239	2,775
Dana Holding Corp. (I)	4,973	93,890
Drew Industries, Inc.	10,786	249,480
Exide Technologies (I)	2,703	32,166
Federal Mogul Corp. (I)	366	7,690
Fuel Systems Solutions, Inc. (I)	587	17,093
Gentex Corp.	4,943	149,674
Modine Manufacturing Company (I)	1,010	14,948
Tenneco, Inc. (I)(L)	2,113	84,266
Wonder Auto Technology, Inc. (I)	426	2,922

		674,571
Automobiles - 0.05%
Tesla Motors, Inc. (I)	1,150	27,474
Thor Industries, Inc.	1,376	45,738

		73,212
Distributors - 0.03%
Pool Corp.	1,751	43,705

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.66%
American Public Education, Inc. (I)	633	$26,852
Archipelago Learning, Inc. (I)	231	2,467
Bridgepoint Education, Inc. (I)	644	12,056
Capella Education Company (I)(L)	522	30,104
Coinstar, Inc. (I)(L)	1,060	45,241
Education Management Corp. (I)(L)	519	10,053
Grand Canyon Education, Inc. (I)	725	11,658
Hillenbrand, Inc.	19,800	430,650
K12, Inc. (I)	819	27,551
Matthews International Corp., Class A	1,038	38,562
Pre-Paid Legal Services, Inc. (I)(L)	240	15,826
Princeton Review, Inc. (I)	53,396	49,124
Sotheby’s	2,362	116,258
Steiner Leisure, Ltd. (I)	495	23,344
Strayer Education, Inc.	477	65,559
Universal Technical Institute, Inc.	727	13,377
Weight Watchers International, Inc.	1,167	71,339

		990,021
Hotels, Restaurants & Leisure - 1.41%
AFC Enterprises, Inc. (I)	902	13,341
Ambassadors Group, Inc.	317	3,376
Bally Technologies, Inc. (I)	1,888	72,933
Biglari Holdings, Inc. (I)	15	6,416
BJ’s Restaurants, Inc. (I)(L)	2,368	85,130
Buffalo Wild Wings, Inc. (I)	609	32,271
California Pizza Kitchen, Inc. (I)	822	13,842
Caribou Coffee Company, Inc. (I)	21,632	212,859
CEC Entertainment, Inc.	723	27,973
Choice Hotels International, Inc.	682	26,339
Denny’s Corp. (I)	3,511	13,658
DineEquity, Inc. (I)	540	30,893
Domino’s Pizza, Inc. (I)	23,252	392,261
Gaylord Entertainment Company (I)	1,173	42,263
International Speedway Corp., Class A	488	13,527
Interval Leisure Group, Inc. (I)	1,407	23,792
Isle of Capri Casinos, Inc. (I)	740	6,845
Krispy Kreme Doughnuts, Inc. (I)	2,138	13,405
Life Time Fitness, Inc. (I)	1,328	50,929
Orient-Express Hotels, Ltd., Class A (I)	3,553	44,839
P.F. Chang’s China Bistro, Inc.	809	37,570
Panera Bread Company, Class A (I)	1,020	119,085
Papa John’s International, Inc. (I)	727	21,214
Peet’s Coffee & Tea, Inc. (I)	451	19,285
Ruby Tuesday, Inc. (I)	24,256	324,060
Scientific Games Corp., Class A (I)	2,420	21,683
Shuffle Master, Inc. (I)	1,889	17,775
Sonic Corp. (I)	2,062	18,311
Texas Roadhouse, Inc., Class A	14,485	245,955
The Cheesecake Factory, Inc. (I)	1,983	57,586
Vail Resorts, Inc. (I)	507	24,742
WMS Industries, Inc. (I)	2,035	80,973

		2,115,131
Household Durables - 1.54%
Blyth, Inc.	188	6,462
Deer Consumer Products, Inc. (L)	710	7,824
Ethan Allen Interiors, Inc.	911	20,088
Harman International Industries, Inc.	43,400	2,110,976
Hovnanian Enterprises, Inc., Class A (I)(L)	2,252	9,188
iRobot Corp. (I)	762	21,885
Libbey, Inc. (I)	693	11,913
Sealy Corp. (I)	1,116	3,214
Tempur-Pedic International, Inc. (I)	2,281	107,070

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Universal Electronics, Inc. (I)	471	$12,835

		2,311,455
Internet & Catalog Retail - 0.41%
Blue Nile, Inc. (I)(L)	507	28,990
HSN, Inc. (I)	1,424	46,252
NutriSystem, Inc.	424	5,610
Orbitz Worldwide, Inc. (I)	721	2,545
Overstock.com, Inc. (I)	568	8,662
PetMed Express, Inc.	401	5,971
Shutterfly, Inc. (I)	7,194	307,184
US Auto Parts Network, Inc. (I)	24,950	202,594
Vitacost.com, Inc. (I)	560	3,192

		611,000
Leisure Equipment & Products - 0.12%
Brunswick Corp.	1,561	35,950
Callaway Golf Company	794	6,146
Eastman Kodak Company (I)(L)	9,469	32,195
Leapfrog Enterprises, Inc. (I)	631	2,739
Marine Products Corp. (I)	392	2,862
Polaris Industries, Inc. (L)	1,134	85,560
Smith & Wesson Holding Corp. (I)(L)	1,373	5,478
Sturm Ruger & Company, Inc.	431	7,784

		178,714
Media - 0.51%
Arbitron, Inc.	949	37,780
China MediaExpress Holdings, Inc. (I)(L)	362	5,108
CKX, Inc. (I)	1,640	5,789
Dex One Corp. (I)	1,322	6,967
DreamWorks Animation SKG, Inc. (I)	2,456	67,835
John Wiley & Sons, Inc.	1,606	76,783
Knology, Inc. (I)	1,111	15,465
Lions Gate Entertainment Corp. (I)	2,166	13,256
Live Nation Entertainment, Inc. (I)	4,890	51,981
Madison Square Garden, Inc., Class A (I)	2,193	62,632
Martha Stewart Living
Omnimedia, Inc., Class A (I)	958	3,928
Mediacom Communications Corp., Class A (I)	1,453	12,815
Morningstar, Inc.	787	46,181
National CineMedia, Inc.	1,909	36,061
Outdoor Channel Holdings, Inc.	447	3,500
ReachLocal, Inc. (I)	197	3,751
Sinclair Broadcast Group, Inc., Class A	1,075	13,911
The New York Times Company, Class A (I)(L)	1,610	16,744
Valassis Communications, Inc. (I)	9,734	274,693
Warner Music Group Corp. (I)	1,910	11,479

		766,659
Multiline Retail - 1.05%
99 Cents Only Stores (I)	23,200	386,048
Big Lots, Inc.	2,661	109,181
Kohl’s Corp.	19,400	1,045,466
Retail Ventures, Inc. (I)	561	9,818
Saks, Inc. (I)	2,408	29,498

		1,580,011
Specialty Retail - 4.50%
Aaron’s, Inc.	2,712	63,840
Aeropostale, Inc. (I)	3,256	84,461
Americas Car-Mart, Inc. (I)	172	4,262
AnnTaylor Stores Corp. (I)	1,021	23,697
Asbury Automotive Group, Inc. (I)	674	12,435
Ascena Retail Group, Inc. (I)	10,910	340,828
Bebe Stores, Inc.	1,036	6,112

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Casual Male Retail Group, Inc. (I)	60,399	$257,904
Chico’s FAS, Inc.	150,195	2,063,679
Citi Trends, Inc. (I)	522	11,479
Coldwater Creek, Inc. (I)	2,276	6,737
DSW, Inc., Class A (I)	185	7,513
Express, Inc.	1,094	19,670
Genesco, Inc. (I)	11,104	438,830
Group 1 Automotive, Inc. (L)	7,020	296,595
hhgregg, Inc. (I)	696	10,329
Hibbett Sports, Inc. (I)	5,693	178,817
J. Crew Group, Inc. (I)	2,139	92,234
Jos. A. Bank Clothiers, Inc. (I)	8,836	407,428
Kirkland’s, Inc. (I)	560	8,557
Lithia Motors, Inc., Class A	7,663	116,018
Lumber Liquidators Holdings, Inc. (I)	773	17,995
Monro Muffler Brake, Inc.	1,010	33,007
New York & Company, Inc. (I)	618	4,295
Office Depot, Inc. (I)	4,879	25,907
OfficeMax, Inc. (I)	1,497	20,569
Pacific Sunwear of California, Inc. (I)	1,163	5,245
Penske Automotive Group, Inc. (I)	568	11,570
Pep Boys - Manny, Moe & Jack	30,969	388,042
Pier 1 Imports, Inc. (I)	4,128	41,610
Rue21, Inc. (I)	471	16,494
Sally Beauty Holdings, Inc. (I)(L)	3,543	45,953
Select Comfort Corp. (I)	1,952	21,726
Signet Jewelers, Ltd. (I)	3,020	132,487
The Buckle, Inc.	8,866	346,572
The Children’s Place Retail Stores, Inc. (I)	864	39,485
The Finish Line, Inc., Class A	19,940	348,152
The Wet Seal, Inc., Class A (I)	3,583	14,225
Tractor Supply Company	2,568	133,716
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	6,634	276,837
Vitamin Shoppe, Inc. (I)	842	29,293
Williams-Sonoma, Inc.	8,670	312,900
Zumiez, Inc. (I)	754	19,657

		6,737,162
Textiles, Apparel & Luxury Goods - 1.63%
Carter’s, Inc. (I)	1,012	29,004
CROCS, Inc. (I)	3,073	54,238
Deckers Outdoor Corp. (I)	7,157	631,391
Fuqi International, Inc. (I)	204	910
G-III Apparel Group, Ltd. (I)	574	22,570
Hanesbrands, Inc. (I)	2,193	56,821
Iconix Brand Group, Inc. (I)	17,094	377,777
K-Swiss, Inc., Class A (I)	623	6,236
Kenneth Cole Productions, Inc., Class A (I)	120	1,560
Liz Claiborne, Inc. (I)(L)	1,664	8,553
Maidenform Brands, Inc. (I)	823	22,336
Perry Ellis International, Inc. (I)	6,909	200,637
Steven Madden, Ltd. (I)	9,559	412,375
The Warnaco Group, Inc. (I)	8,494	498,683
True Religion Apparel, Inc. (I)	852	20,252
Under Armour, Inc., Class A (I)	1,288	85,304
Volcom, Inc.	602	10,776

		2,439,423

		18,521,064
Consumer Staples - 1.14%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	327	30,352
Coca-Cola Bottling Company Consolidated	98	5,655
Heckmann Corp. (I)	3,644	20,844

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
National Beverage Corp.	406	$5,152

		62,003
Food & Staples Retailing - 0.18%
BJ’s Wholesale Club, Inc. (I)	1,250	60,525
Casey’s General Stores, Inc.	1,333	54,746
Pricesmart, Inc.	632	22,493
QKL Stores, Inc. (I)	12,236	37,075
Rite Aid Corp. (I)	23,543	30,841
Susser Holdings Corp. (I)	153	2,119
United Natural Foods, Inc. (I)	1,612	68,429

		276,228
Food Products - 0.79%
AgFeed Industries, Inc. (I)	1,266	2,975
Alico, Inc.	130	3,446
Calavo Growers, Inc.	136	3,158
Darling International, Inc. (I)	4,112	57,116
Diamond Foods, Inc. (L)	774	39,435
Farmer Brothers Company	90	1,182
Feihe International, Inc. (I)(L)	393	3,301
J & J Snack Foods Corp.	521	22,908
Pilgrim’s Pride Corp. (I)	660	5,089
Smart Balance, Inc. (I)	2,142	9,296
SunOpta, Inc. (I)	33,820	232,343
The Hain Celestial Group, Inc. (I)	11,965	356,796
Tootsie Roll Industries, Inc.	247	7,064
TreeHouse Foods, Inc. (I)	7,943	414,386
Zhongpin, Inc. (I)	992	18,441

		1,176,936
Personal Products - 0.12%
China-Biotics, Inc. (I)	195	2,278
Inter Parfums, Inc.	9,619	173,815
USANA Health Sciences, Inc. (I)	281	9,784

		185,877
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	1,894	6,875

		1,707,919
Energy - 10.22%
Energy Equipment & Services - 2.87%
Allis-Chalmers Energy, Inc. (I)	1,379	10,008
Atwood Oceanics, Inc. (I)	1,328	60,451
Basic Energy Services, Inc. (I)	400	7,672
CARBO Ceramics, Inc.	692	85,787
Complete Production Services, Inc. (I)	2,195	63,238
Dawson Geophysical Company (I)	6,902	344,548
Dril-Quip, Inc. (I)	18,123	1,390,034
Exterran Holdings, Inc. (I)	2,115	48,011
Global Geophysical Services, Inc. (I)	635	8,934
Global Industries, Ltd. (I)	2,374	21,319
Hercules Offshore, Inc. (I)	2,021	9,984
ION Geophysical Corp. (I)	2,013	25,807
Key Energy Services, Inc. (I)	24,167	374,589
Lufkin Industries, Inc.	371	28,994
Matrix Service Company (I)	930	12,983
Newpark Resources, Inc. (I)	40,520	282,830
North American Energy Partners, Inc. (I)	32,230	425,114
Oil States International, Inc. (I)	623	45,348
OYO Geospace Corp. (I)	3,937	400,314
Patterson-UTI Energy, Inc.	16,110	440,447
Pioneer Drilling Company (I)	1,240	14,037
RPC, Inc. (L)	1,565	30,643
Superior Energy Services, Inc. (I)	2,776	106,349

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tesco Corp. (I)	1,066	$19,604
TetraTechnologies, Inc. (I)	2,683	37,052
Willbros Group, Inc. (I)	502	5,703

		4,299,800
Oil, Gas & Consumable Fuels - 7.35%
Approach Resources, Inc. (I)	286	9,309
Atlas Energy LP	1	9
ATP Oil & Gas Corp. (I)(L)	1,535	31,176
BPZ Resources, Inc. (I)(L)	2,848	18,512
Brigham Exploration Company (I)(L)	14,256	521,484
Cabot Oil & Gas Corp. (L)	33,700	1,538,742
Carrizo Oil & Gas, Inc. (I)(L)	52,886	1,968,417
Cheniere Energy, Inc. (I)(L)	1,929	20,023
China Integrated Energy, Inc. (I)(L)	271	1,707
Clayton Williams Energy, Inc. (I)	278	29,490
Clean Energy Fuels Corp. (I)(L)	1,675	23,517
Comstock Resources, Inc. (I)	1,666	44,232
Contango Oil & Gas Company (I)	445	27,270
CVR Energy, Inc. (I)	974	18,409
Enbridge Energy Management LLC (I)	188	12,570
Endeavour International Corp. (I)	700	9,457
Energy XXI Bermuda, Ltd. (I)	2,351	81,062
Gastar Exploration, Ltd. (I)	1,977	9,786
Georesources, Inc. (I)	5,030	158,294
Goodrich Petroleum Corp. (I)	860	17,492
Gran Tierra Energy, Inc. (I)	9,053	84,012
Gulfport Energy Corp. (I)	1,179	34,887
Harvest Natural Resources, Inc. (I)	566	8,433
Holly Corp.	1,874	107,080
International Coal Group, Inc. (I)(L)	37,725	372,346
InterOil Corp. (I)(L)	11,900	884,051
Kodiak Oil & Gas Corp. (I)	50,892	385,252
L&L Energy, Inc. (I)(L)	790	5,933
Magnum Hunter Resources Corp. (I)(L)	51,108	365,933
McMoRan Exploration Company (I)	3,178	55,615
Northern Oil and Gas, Inc. (I)	1,919	60,967
Oasis Petroleum, Inc. (I)	1,786	61,653
Patriot Coal Corp. (I)(L)	3,205	75,638
Penn Virginia Corp.	8,320	135,366
Petroleum Development Corp. (I)	403	18,913
Resolute Energy Corp. (I)(L)	1,449	26,270
Rex Energy Corp. (I)(L)	142,450	1,794,870
Rosetta Resources, Inc. (I)	1,856	84,188
SandRidge Energy, Inc. (I)(L)	8,356	90,328
SM Energy Company	1,443	104,574
Swift Energy Company (I)	7,660	328,997
Uranium Energy Corp. (I)(L)	2,036	11,605
Venoco, Inc. (I)	1,063	19,612
Warren Resources, Inc. (I)	2,382	11,719
Western Refining, Inc. (I)	1,213	19,736
World Fuel Services Corp.	32,026	1,327,157

		11,016,093

		15,315,893
Financials - 4.66%
Capital Markets - 0.68%
Cohen & Steers, Inc.	236	6,891
Duff & Phelps Corp.	743	11,702
E*TRADE Financial Corp. (I)	7,777	124,276
Epoch Holding Corp.	482	7,582
Evercore Partners, Inc., Class A	429	14,792
Financial Engines, Inc. (I)	960	23,434
GAMCO Investors, Inc., Class A	77	3,576
Gleacher & Company, Inc. (I)	970	1,862

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Internet Capital Group, Inc. (I)	1,291	$17,674
INTL FCStone, Inc. (I)	465	11,258
KBW, Inc.	770	19,704
Knight Capital Group, Inc., Class A (I)	23,170	324,612
optionsXpress Holdings, Inc.	1,517	24,591
Pzena Investment Management, Inc., Class A	313	2,363
Stifel Financial Corp. (I)	5,605	402,103
SWS Group, Inc.	361	1,946
THL Credit, Inc.	349	4,694
TradeStation Group, Inc. (I)	444	2,988
Westwood Holdings Group, Inc.	210	7,881

		1,013,929
Commercial Banks - 1.07%
Boston Private Financial Holdings, Inc. (L)	25,420	180,228
Cardinal Financial Corp.	481	5,354
Columbia Banking System, Inc.	14,180	281,331
Danvers Bancorp, Inc.	700	15,288
East West Bancorp, Inc.	4,952	114,985
First Citizens BancShares, Inc.	1,091	220,382
IBERIABANK Corp.	4,750	272,128
Investors Bancorp, Inc. (I)	1,797	24,331
Nara Bancorp, Inc. (I)	445	4,664
Pinnacle Financial Partners, Inc. (I)(L)	563	8,980
Signature Bank (I)	1,430	74,203
SVB Financial Group (I)(L)	1,479	80,132
Texas Capital Bancshares, Inc. (I)	1,231	31,070
Umpqua Holdings Corp.	25,187	288,139

		1,601,215
Consumer Finance - 0.61%
Cash America International, Inc.	8,848	377,898
Credit Acceptance Corp. (I)	335	23,651
Dollar Financial Corp. (I)	9,551	204,296
EZCORP, Inc., Class A (I)	1,567	44,942
First Cash Financial Services, Inc. (I)	7,535	246,696
The First Marblehead Corp. (I)	808	1,883
World Acceptance Corp. (I)	190	11,364

		910,730
Diversified Financial Services - 1.36%
Asset Acceptance Capital Corp. (I)	350	2,058
Encore Capital Group, Inc. (I)	15,127	411,908
Interactive Brokers Group, Inc., Class A	1,338	20,672
Moody’s Corp. (L)	48,150	1,535,985
NewStar Financial, Inc. (I)	698	7,392
PICO Holdings, Inc. (I)	360	10,696
Portfolio Recovery Associates, Inc. (I)	601	50,093

		2,038,804
Insurance - 0.20%
Citizens, Inc., Class A (I)	1,003	7,482
eHealth, Inc. (I)	260	3,260
Greenlight Capital Re, Ltd., Class A (I)	1,064	30,792
Hilltop Holdings, Inc. (I)	522	5,053
MBIA, Inc. (I)	1,971	22,095
Montpelier Re Holdings, Ltd.	11,530	232,560

		301,242
Real Estate Investment Trusts - 0.36%
Alexander’s, Inc.	79	31,263
Apartment Investment & Management
Company, Class A	1,443	37,013
DCT Industrial Trust, Inc.	4,263	23,958
DuPont Fabros Technology, Inc. (L)	2,100	51,282
Equity Lifestyle Properties, Inc.	1,032	59,897

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	2,929	$57,848
Pebblebrook Hotel Trust	1,335	29,290
PS Business Parks, Inc.	694	43,750
Retail Opportunity Investments Corp.	957	10,527
Saul Centers, Inc.	171	7,866
Strategic Hotels & Resorts, Inc. (I)	1,865	12,123
Sun Communities, Inc.	404	13,970
Sunstone Hotel Investors, Inc. (I)	2,078	22,318
Taubman Centers, Inc.	1,926	106,854
U-Store-It Trust	3,039	31,150

		539,109
Real Estate Management & Development - 0.25%
Altisource Portfolio Solutions SA (I)	9,507	287,016
Consolidated-Tomoka Land Company	124	4,251
Forest City Enterprises, Inc., Class A (I)(L)	2,796	52,844
Forestar Group, Inc. (I)	593	11,421
Kennedy-Wilson Holdings, Inc. (I)	781	8,591
Tejon Ranch Company (I)	487	12,813

		376,936
Thrifts & Mortgage Finance - 0.13%
Beneficial Mutual Bancorp, Inc. (I)	1,141	10,269
Doral Financial Corp. (I)	4,483	5,918
MGIC Investment Corp. (I)(L)	2,224	19,104
Provident Financial Services, Inc.	10,510	155,653

		190,944

		6,972,909
Health Care - 14.38%
Biotechnology - 2.56%
Acorda Therapeutics, Inc. (I)	1,376	28,855
Alkermes, Inc. (I)	2,180	31,239
Allos Therapeutics, Inc. (I)	2,783	9,295
Alnylam Pharmaceuticals, Inc. (I)(L)	1,263	13,868
AMAG Pharmaceuticals, Inc. (I)	744	13,697
Ardea Biosciences, Inc. (I)	828	21,950
Arena Pharmaceuticals, Inc. (I)	2,779	4,502
ARIAD Pharmaceuticals, Inc. (I)	4,469	26,859
Arqule, Inc. (I)	1,736	11,058
BioMarin Pharmaceutical, Inc. (I)	3,610	88,301
BioMimetic Therapeutics, Inc. (I)	735	9,908
BioSpecifics Technologies Corp. (I)	155	4,166
BioTime, Inc. (I)	545	3,755
Celera Corp. (I)	2,891	18,387
Cell Therapeutics, Inc. (I)	27,251	7,630
Cepheid, Inc. (I)(L)	2,123	56,281
China Biologic Products, Inc. (I)(L)	331	5,574
Clinical Data, Inc. (I)	446	13,545
Codexis, Inc. (I)	663	7,068
Cubist Pharmaceuticals, Inc. (I)	2,088	45,790
Dyax Corp. (I)	3,296	5,669
Emergent Biosolutions, Inc. (I)	367	7,722
Enzon Pharmaceuticals, Inc. (I)	1,683	17,974
Exelixis, Inc. (I)	3,838	47,783
Genomic Health, Inc. (I)	508	12,822
Geron Corp. (I)	2,747	13,598
Halozyme Therapeutics, Inc. (I)	2,830	19,555
Idenix Pharmaceuticals, Inc. (I)	1,285	4,343
Immunogen, Inc. (I)	1,556	14,020
Incyte Corp. (I)	4,336	59,316
InterMune, Inc. (I)	1,776	65,019
Ironwood Pharmaceuticals, Inc. (I)	1,640	20,057
Isis Pharmaceuticals, Inc. (I)(L)	3,320	30,278
Lexicon Pharmaceuticals, Inc. (I)	3,864	7,496

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc., Class B (I)	622	$6,742
Mannkind Corp. (I)(L)	2,856	10,681
Medivation, Inc. (I)	1,157	19,993
Metabolix, Inc. (I)	585	5,312
Micromet, Inc. (I)	2,561	15,955
Momenta Pharmaceuticals, Inc. (I)	1,479	20,529
Nabi Biopharmaceuticals (I)	1,121	6,345
NPS Pharmaceuticals, Inc. (I)	2,357	18,220
Onyx Pharmaceuticals, Inc. (I)	13,850	488,074
Opko Health, Inc. (I)	3,597	17,374
Orexigen Therapeutics, Inc. (I)(L)	817	2,663
Osiris Therapeutics, Inc. (I)	577	3,826
PDL BioPharma, Inc.	2,460	13,653
Pharmasset, Inc. (I)	836	41,800
Progenics Pharmaceuticals, Inc. (I)(L)	1,164	6,577
PROLOR Biotech, Inc. (I)	1,224	6,977
Protalix BioTherapeutics, Inc. (I)	1,573	11,090
Regeneron Pharmaceuticals, Inc. (I)	2,257	81,861
Rigel Pharmaceuticals, Inc. (I)	1,194	8,346
Sangamo Biosciences, Inc. (I)(L)	1,433	11,851
Savient Pharmaceuticals, Inc. (I)	1,237	11,925
Seattle Genetics, Inc. (I)	3,333	49,495
SIGA Technologies, Inc. (I)	1,350	18,090
SuperGen, Inc. (I)	59,700	177,309
Talecris Biotherapeutics Holdings Corp. (I)	2,207	55,043
Targacept, Inc. (I)	807	23,137
Theravance, Inc. (I)(L)	2,161	49,228
United Therapeutics Corp. (I)	28,204	1,901,796

		3,831,272
Health Care Equipment & Supplies - 6.03%
Abaxis, Inc. (I)(L)	7,529	199,669
ABIOMED, Inc. (I)	1,133	14,129
Accuray, Inc. (I)	1,765	17,474
Align Technology, Inc. (I)	2,016	42,034
Alimera Sciences, Inc. (I)	275	2,195
American Medical
Systems Holdings, Inc. (I)(L)	2,693	59,004
AngioDynamics, Inc. (I)	16,009	269,271
ArthroCare Corp. (I)	13,152	453,612
Atrion Corp.	1,016	179,161
Cantel Medical Corp.	510	11,144
Conceptus, Inc. (I)	1,040	14,622
CONMED Corp. (I)	52,720	1,396,026
CryoLife, Inc. (I)	941	5,081
Cyberonics, Inc. (I)	987	32,601
DexCom, Inc. (I)	2,168	31,718
Exactech, Inc. (I)	296	5,609
Greatbatch, Inc. (I)	287	7,141
Haemonetics Corp. (I)	872	53,759
HeartWare International, Inc. (I)	342	28,755
Hill-Rom Holdings, Inc.	777	29,580
ICU Medical, Inc. (I)	8,296	348,349
Immucor, Inc. (I)	2,466	48,013
Insulet Corp. (I)	1,500	26,550
Integra LifeSciences Holdings Corp. (I)	5,428	272,214
Invacare Corp. (L)	12,850	379,975
IRIS International, Inc. (I)	639	6,486
Kensey Nash Corp. (I)	94	2,468
MAKO Surgical Corp. (I)	905	18,643
Masimo Corp. (L)	1,867	56,271
MELA Sciences, Inc. (I)	845	2,222
Meridian Bioscience, Inc.	501	10,807
Merit Medical Systems, Inc. (I)	947	16,175
Natus Medical, Inc. (I)	17,472	277,106

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Neogen Corp. (I)	759	$28,379
NuVasive, Inc. (I)(L)	1,389	37,128
NxStage Medical, Inc. (I)	1,013	20,898
OraSure Technologies, Inc. (I)	1,005	6,965
Orthofix International NV (I)	624	19,718
Orthovita, Inc. (I)	2,437	5,800
Palomar Medical Technologies, Inc. (I)	311	4,970
Quidel Corp. (I)	1,031	13,568
RTI Biologics, Inc. (I)	676	1,818
Sirona Dental Systems, Inc. (I)	10,851	547,541
SonoSite, Inc. (I)	475	17,076
St. Jude Medical, Inc.	27,530	1,318,136
Stereotaxis, Inc. (I)	1,629	6,435
SurModics, Inc. (I)	552	7,198
Symmetry Medical, Inc. (I)	1,266	11,445
Synovis Life Technologies, Inc. (I)	18,512	365,427
The Cooper Companies, Inc.	33,770	2,087,661
Thoratec Corp. (I)	1,956	54,533
TomoTherapy, Inc. (I)	1,575	5,607
Unilife Corp. (I)	1,857	8,765
Volcano Corp. (I)	1,620	42,509
West Pharmaceutical Services, Inc.	1,173	48,222
Wright Medical Group, Inc. (I)	1,380	21,845
Zoll Medical Corp. (I)	757	35,034

		9,034,542
Health Care Providers & Services - 1.38%
Accretive Health, Inc. (I)	802	16,305
Air Methods Corp. (I)	397	23,042
Alliance HealthCare Services, Inc. (I)	1,023	4,235
Almost Family, Inc. (I)	293	11,427
Amedisys, Inc. (I)	358	12,859
AMERIGROUP Corp. (I)	873	50,067
AMN Healthcare Services, Inc. (I)	387	2,891
Bio-Reference Labs, Inc. (I)	11,776	246,354
Brookdale Senior Living, Inc. (I)	3,609	97,046
Catalyst Health Solutions, Inc. (I)	1,344	60,762
Centene Corp. (I)	638	19,440
Chemed Corp.	803	52,548
Corvel Corp. (I)	246	12,177
Emergency Medical
Services Corp., Class A (I)	534	33,722
Emeritus Corp. (I)	648	15,247
Genoptix, Inc. (I)	620	15,494
Hanger Orthopedic Group, Inc. (I)	1,030	27,707
Healthsouth Corp. (I)	3,291	79,675
Healthspring, Inc. (I)	5,884	221,474
HMS Holdings Corp. (I)	971	73,369
IPC The Hospitalist Company, Inc. (I)	573	23,378
Landauer, Inc.	114	7,171
LHC Group, Inc. (I)	3,439	102,689
Molina Healthcare, Inc. (I)	532	18,636
MWI Veterinary Supply, Inc. (I)	417	28,865
PSS World Medical, Inc. (I)(L)	1,946	50,635
RehabCare Group, Inc. (I)	307	11,405
Sunrise Senior Living, Inc. (I)	624	7,107
Team Health Holdings, Inc. (I)	568	10,502
Tenet Healthcare Corp. (I)	17,100	122,778
The Ensign Group, Inc.	8,775	266,848
US Physical Therapy, Inc.	11,821	233,701
VCA Antech, Inc. (I)	2,883	72,190
WellCare Health Plans, Inc. (I)	974	36,574

		2,068,320

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.37%
Allscripts-Misys Healthcare Solutions, Inc. (I)	6,260	$133,651
athenahealth, Inc. (I)	1,146	51,960
Emdeon, Inc., Class A (I)	1,120	17,584
HealthStream, Inc. (I)	1,925	14,996
MedAssets, Inc. (I)	1,533	21,723
Medidata Solutions, Inc. (I)	629	16,297
Merge Healthcare, Inc. (I)	44,643	223,661
Omnicell, Inc. (I)	1,161	15,604
Quality Systems, Inc.	714	57,049
Vital Images, Inc. (I)	469	7,030

		559,555
Life Sciences Tools & Services - 1.69%
Albany Molecular Research, Inc. (I)	485	2,192
Bruker Corp. (I)	23,879	458,238
Dionex Corp. (I)	614	72,341
Enzo Biochem, Inc. (I)	1,234	5,319
eResearch Technology, Inc. (I)	40,198	255,257
ICON PLC, SADR (I)	16,358	325,361
Illumina, Inc. (I)(L)	14,280	991,032
Luminex Corp. (I)	1,341	25,238
Parexel International Corp. (I)	16,415	385,260
Sequenom, Inc. (I)	3,181	19,531

		2,539,769
Pharmaceuticals - 2.35%
Akorn, Inc. (I)	50,589	282,793
Auxilium Pharmaceuticals, Inc. (I)(L)	1,680	37,750
Cadence Pharmaceuticals, Inc. (I)(L)	1,312	9,853
Caraco Pharmaceutical Laboratories, Ltd. (I)	349	1,818
Cardiome Pharma Corp. (I)	31,590	182,274
Durect Corp. (I)	2,754	8,923
Impax Laboratories, Inc. (I)	20,363	419,274
Inspire Pharmaceuticals, Inc. (I)	2,188	8,796
Jazz Pharmaceuticals, Inc. (I)	14,570	358,859
MAP Pharmaceuticals, Inc. (I)	690	11,130
Medicis Pharmaceutical Corp., Class A	2,135	68,512
Nektar Therapeutics (I)	34,617	331,977
Obagi Medical Products, Inc. (I)	651	7,460
Pain Therapeutics, Inc.	1,279	8,748
Par Pharmaceutical Companies, Inc. (I)	1,254	38,724
POZEN, Inc. (I)	843	4,333
Questcor Pharmaceuticals, Inc. (I)	2,080	26,957
Salix Pharmaceuticals, Ltd. (I)	11,400	380,076
Sucampo Pharmaceuticals, Inc. (I)	276	1,184
The Medicines Company (I)	1,880	32,693
Viropharma, Inc. (I)	2,746	49,236
Vivus, Inc. (I)(L)	2,860	21,765
Watson Pharmaceuticals, Inc. (I)	21,700	1,214,969
XenoPort, Inc. (I)	1,096	7,968

		3,516,072

		21,549,530
Industrials - 21.15%
Aerospace & Defense - 3.12%
AAR Corp. (I)(L)	899	24,534
Aerovironment, Inc. (I)	537	15,578
American Science & Engineering, Inc.	316	29,704
BE Aerospace, Inc. (I)	53,000	1,787,160
Cubic Corp.	565	28,425
DigitalGlobe, Inc. (I)	13,185	425,612
Esterline Technologies Corp. (I)	5,119	366,367
GenCorp, Inc. (I)	1,766	9,166
GeoEye, Inc. (I)	779	34,704
HEICO Corp. (L)	300	16,596

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
HEICO Corp., Class A	628	$24,567
Hexcel Corp. (I)	15,994	296,689
Ladish Company, Inc. (I)	263	14,265
Moog, Inc., Class A (I)	1,380	62,666
National Presto Industries, Inc.	166	21,006
Orbital Sciences Corp., Class A (I)	75,183	1,337,506
Taser International, Inc. (I)(L)	2,095	7,919
Teledyne Technologies, Inc. (I)	639	33,464
TransDigm Group, Inc. (I)	1,654	132,949

		4,668,877
Air Freight & Logistics - 1.71%
Atlas Air Worldwide Holdings, Inc. (I)	6,500	443,820
Forward Air Corp.	1,022	30,282
HUB Group, Inc., Class A (I)	57,453	2,008,557
Pacer International, Inc. (I)	1,230	6,679
UTi Worldwide, Inc.	3,585	71,342

		2,560,680
Airlines - 0.08%
Allegiant Travel Company	469	19,356
AMR Corp. (I)(L)	5,869	39,557
Hawaiian Holdings, Inc. (I)	1,142	7,583
US Airways Group, Inc. (I)(L)	5,689	48,982

		115,478
Building Products - 0.27%
A.O. Smith Corp.	8,515	344,006
AAON, Inc.	437	13,416
Simpson Manufacturing Company, Inc.	487	14,089
Trex Company, Inc. (I)(L)	463	13,867
USG Corp. (I)	1,268	21,734

		407,112
Commercial Services & Supplies - 1.65%
APAC Customer Services, Inc. (I)	36,846	215,918
Cenveo, Inc. (I)	1,988	11,113
Clean Harbors, Inc. (I)	835	76,720
Consolidated Graphics, Inc. (I)	7,150	389,961
Corrections Corp. of America (I)	3,883	96,454
EnerNOC, Inc. (I)(L)	615	11,857
Fuel Tech, Inc. (I)	597	4,466
Healthcare Services Group, Inc.	2,199	39,076
Herman Miller, Inc.	1,910	51,455
Higher One Holdings, Inc. (I)	984	18,489
IESI-BFC, Ltd.	15,117	376,111
Innerworkings, Inc. (I)	965	7,884
Interface, Inc., Class A	1,707	28,456
KAR Auction Services, Inc. (I)	953	13,380
Knoll, Inc. (L)	1,654	34,188
M&F Worldwide Corp. (I)	143	3,548
Mobile Mini, Inc. (I)(L)	1,283	29,175
Rollins, Inc.	2,332	45,754
Schawk, Inc., Class A	5,758	104,047
Standard Parking Corp. (I)	498	9,044
Steelcase, Inc., Class A	28,303	274,822
Sykes Enterprises, Inc. (I)	18,290	340,194
Team, Inc. (I)	318	8,246
Tetra Tech, Inc. (I)	2,175	51,113
The Geo Group, Inc. (I)	2,270	57,726
United Stationers, Inc.	815	54,947
Viad Corp.	355	8,137
Waste Connections, Inc.	3,879	112,452

		2,474,733

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 2.79%
Chicago Bridge & Iron Company NV	63,500	$2,255,520
EMCOR Group, Inc. (I)	2,340	74,552
Furmanite Corp. (I)	1,229	8,935
Great Lakes Dredge & Dock Corp.	1,965	15,465
Insituform Technologies, Inc., Class A (I)	1,381	35,685
MasTec, Inc. (I)	94,500	1,759,590
Michael Baker Corp. (I)	292	9,189
Orion Marine Group, Inc. (I)	947	11,695
Pike Electric Corp. (I)	650	6,318

		4,176,949
Electrical Equipment - 3.34%
A123 Systems, Inc. (I)	2,403	22,780
Acuity Brands, Inc. (L)	1,516	85,684
Advanced Battery Technologies, Inc. (I)(L)	2,184	8,474
American Superconductor Corp. (I)	1,695	44,951
AZZ, Inc.	220	9,385
Belden, Inc.	48,400	1,772,892
Broadwind Energy, Inc. (I)	1,884	3,014
Capstone Turbine Corp. (I)(L)	8,687	13,204
Cooper Industries PLC	14,800	952,380
Ener1, Inc. (I)	2,865	10,572
EnerSys (I)	10,867	385,779
Franklin Electric Company, Inc.	695	29,538
Fushi Copperweld, Inc. (I)	16,796	163,425
General Cable Corp. (I)	5,170	224,481
GrafTech International, Ltd. (I)	17,882	357,819
Harbin Electric, Inc. (I)(L)	16,266	308,729
II-VI, Inc. (I)	7,069	361,862
Lihua International, Inc. (I)(L)	198	2,142
Polypore International, Inc. (I)	1,020	59,609
Powell Industries, Inc. (I)	288	10,768
Thomas & Betts Corp. (I)	1,825	101,087
Valence Technology, Inc. (I)(L)	2,547	3,846
Vicor Corp.	739	11,255
Woodward, Inc.	2,063	67,852

		5,011,528
Industrial Conglomerates - 1.07%
Carlisle Companies, Inc.	35,450	1,524,705
Raven Industries, Inc.	572	31,037
Seaboard Corp.	13	30,163
Standex International Corp.	443	15,182
Tredegar Industries, Inc.	294	5,739

		1,606,826
Machinery - 3.66%
3D Systems Corp. (I)	656	32,111
Actuant Corp., Class A	14,591	412,925
American Railcar Industries, Inc. (I)	219	4,426
ArvinMeritor, Inc. (I)	3,150	56,448
Astec Industries, Inc. (I)	677	23,241
Badger Meter, Inc. (L)	503	19,773
Barnes Group, Inc.	1,065	22,663
Blount International, Inc. (I)	1,441	21,903
Briggs & Stratton Corp.	13,180	265,313
China Fire & Security Group, Inc. (I)	292	1,679
China Valves Technology, Inc. (I)	259	1,580
CLARCOR, Inc.	1,154	47,476
Colfax Corp. (I)	840	18,631
Columbus McKinnon Corp. (I)	13,824	238,740
Dynamic Materials Corp.	465	12,290
Energy Recovery, Inc. (I)	1,109	3,760
EnPro Industries, Inc. (I)(L)	9,906	393,070
ESCO Technologies, Inc.	935	35,801
Force Protection, Inc. (I)	2,474	12,469

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Gardner Denver, Inc.	1,848	$135,163
Graco, Inc.	1,054	42,908
Greenbrier Companies, Inc. (I)	416	10,392
IDEX Corp.	2,884	118,936
John Bean Technologies Corp.	994	18,856
Kadant, Inc. (I)	429	11,163
Kennametal, Inc.	6,343	243,952
L.B. Foster Company	3,152	132,384
Lindsay Corp. (L)	441	31,139
Middleby Corp. (I)	4,547	407,729
Mueller Industries, Inc.	666	22,631
NACCO Industries, Inc., Class A	113	14,074
Navistar International Corp. (I)	17,630	1,092,707
Nordson Corp.	1,076	117,187
Oshkosh Corp. (I)	3,195	113,966
RBC Bearings, Inc. (I)	773	27,975
Robbins & Myers, Inc.	1,425	60,748
Sauer-Danfoss, Inc. (I)	213	6,503
SmartHeat, Inc. (I)	433	1,979
Sun Hydraulics, Inc.	449	16,209
Tennant Company	602	24,471
The Gorman-Rupp Company	532	19,860
The Manitowoc Company, Inc.	2,313	45,821
The Toro Company	1,103	68,827
Titan International, Inc.	1,183	28,416
TriMas Corp. (I)	6,220	127,945
Valmont Industries, Inc.	742	75,743
Wabash National Corp. (I)	28,587	297,877
WABCO Holdings, Inc. (I)	1,138	66,493
Wabtec Corp.	1,688	95,811
Westport Innovations, Inc. (I)	20,561	377,706

		5,479,870
Marine - 0.07%
Kirby Corp. (I)	1,791	99,114
TBS International PLC, Class A (I)	303	1,145

		100,259
Professional Services - 1.50%
Acacia Research - Acacia Technologies (I)	1,166	34,187
CBIZ, Inc. (I)	396	2,804
CoStar Group, Inc. (I)	694	39,329
Exponent, Inc. (I)	489	19,242
FTI Consulting, Inc. (I)(L)	4,647	153,305
Hill International, Inc. (I)	569	3,016
Huron Consulting Group, Inc. (I)	9,629	267,879
ICF International, Inc. (I)	616	13,965
Insperity, Inc. (I)	824	24,662
Kforce, Inc. (I)	17,548	313,407
Korn/Ferry International (I)	13,155	300,723
Mistras Group, Inc. (I)	423	6,383
Navigant Consulting Company (I)	1,761	16,536
Resources Connection, Inc.	1,622	31,288
SFN Group, Inc. (I)	1,863	25,765
The Advisory Board Company (I)	5,415	277,031
The Corporate Executive Board Company	1,208	48,405
The Dolan Company (I)	20,130	251,625
TrueBlue, Inc. (I)	18,457	298,081
VSE Corp.	4,675	126,739

		2,254,372
Road & Rail - 1.06%
Avis Budget Group, Inc. (I)	3,623	55,504
Celadon Group, Inc. (I)	21,988	321,245
Dollar Thrifty Automotive Group, Inc. (I)	592	31,441
Genesee & Wyoming, Inc., Class A (I)	1,374	71,572

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Heartland Express, Inc. (L)	1,916	$31,786
Knight Transportation, Inc.	2,210	41,128
Landstar System, Inc.	1,730	76,933
Marten Transport, Ltd.	10,185	217,450
Old Dominion Freight Line, Inc. (I)	13,927	428,673
Patriot Transportation Holding, Inc. (I)	66	1,654
RailAmerica, Inc. (I)	565	8,475
Saia, Inc. (I)	560	8,445
Universal Truckload Services, Inc. (I)	75	1,207
Werner Enterprises, Inc. (L)	12,110	285,191
YRC Worldwide, Inc. (I)(L)	1,675	4,523

		1,585,227
Trading Companies & Distributors - 0.83%
Applied Industrial Technologies, Inc. (L)	13,149	421,294
Beacon Roofing Supply, Inc. (I)	1,609	34,127
DXP Enterprises, Inc. (I)	6,656	141,507
H&E Equipment Services, Inc. (I)	987	15,476
Houston Wire & Cable Company (L)	386	5,172
Kaman Corp., Class A	320	10,198
RSC Holdings, Inc. (I)(L)	1,823	24,847
Rush Enterprises, Inc., Class A (I)	11,540	216,606
TAL International Group, Inc.	8,700	303,456
Titan Machinery, Inc. (I)	307	7,899
United Rentals, Inc. (I)(L)	2,132	66,049

		1,246,631

		31,688,542
Information Technology - 26.72%
Communications Equipment - 2.58%
Acme Packet, Inc. (I)	1,118	84,118
ADTRAN, Inc. (L)	2,000	90,960
Anaren, Inc. (I)	250	5,305
Aruba Networks, Inc. (I)	15,680	477,456
BigBand Networks, Inc. (I)	1,582	4,113
Blue Coat Systems, Inc. (I)	15,899	447,398
Calix, Inc. (I)	592	10,532
Ciena Corp. (I)	3,295	90,843
Comtech Telecommunications Corp.	974	26,347
DG Fastchannel, Inc. (I)	895	29,633
Digi International, Inc. (I)	840	9,299
EMS Technologies, Inc. (I)	270	5,249
Emulex Corp. (I)	30,870	339,570
Extreme Networks, Inc. (I)	1,066	4,179
Finisar Corp. (I)	2,442	100,171
Harmonic, Inc. (I)	3,942	37,883
Infinera Corp. (I)	3,209	25,704
InterDigital, Inc.	1,561	74,428
Ixia (I)	1,289	22,622
JDS Uniphase Corp. (I)	7,842	193,462
Meru Networks, Inc. (I)	283	6,045
NETGEAR, Inc. (I)	820	26,896
Oclaro, Inc. (I)	1,755	30,941
Oplink Communications, Inc. (I)	681	18,530
Plantronics, Inc.	10,008	349,179
Polycom, Inc. (I)	3,008	143,782
Powerwave Technologies, Inc. (I)	4,689	17,302
RADWARE, Ltd., ADR (I)	6,120	230,540
Riverbed Technology, Inc. (I)	7,710	318,346
Seachange International, Inc. (I)	996	9,402
ShoreTel, Inc. (I)	808	5,486
Sonus Networks, Inc. (I)	7,303	22,128
Sycamore Networks, Inc.	703	15,009

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Viasat, Inc. (I)(L)	14,196	$590,696

		3,863,554
Computers & Peripherals - 0.50%
Avid Technology, Inc. (I)	470	10,368
Cray, Inc. (I)	1,141	8,421
Electronics for Imaging, Inc. (I)	18,430	284,375
Intermec, Inc. (I)	1,694	19,024
Novatel Wireless, Inc. (I)(L)	41,210	243,963
QLogic Corp. (I)	3,720	67,183
Quantum Corp. (I)	7,394	19,150
STEC, Inc. (I)(L)	1,165	23,801
Stratasys, Inc. (I)	691	31,358
Super Micro Computer, Inc. (I)	923	13,799
Synaptics, Inc. (I)	1,201	35,430

		756,872
Electronic Equipment, Instruments & Components - 2.62%
Anixter International, Inc.	1,016	72,766
Checkpoint Systems, Inc. (I)	1,396	30,405
China Security &
Surveillance Technology, Inc. (I)	881	4,097
Cognex Corp.	670	18,700
Comverge, Inc. (I)	847	4,311
Daktronics, Inc.	1,235	14,141
DTS, Inc. (I)	604	27,391
Echelon Corp. (I)	1,105	9,680
Electro Scientific Industries, Inc. (I)	346	5,273
Fabrinet (I)	357	10,435
FARO Technologies, Inc. (I)	541	19,287
Insight Enterprises, Inc. (I)	77,599	1,419,286
IPG Photonics Corp. (I)	906	51,570
Itron, Inc. (I)	1,423	80,698
KEMET Corp. (I)	20,075	279,043
L-1 Identity Solutions, Inc. (I)	2,966	35,325
Littelfuse, Inc.	2,240	118,339
Maxwell Technologies, Inc. (I)(L)	9,323	168,840
Mercury Computer Systems, Inc. (I)	989	18,771
Multi-Fineline Electronix, Inc. (I)	336	9,616
National Instruments Corp.	2,066	64,315
Newport Corp. (I)	18,540	308,691
OSI Systems, Inc. (I)	6,708	252,355
Plexus Corp. (I)	1,426	44,819
Power-One, Inc. (I)(L)	42,771	352,005
Pulse Electronics Corp.	1,388	8,384
Rofin-Sinar Technologies, Inc. (I)	10,479	406,376
Rogers Corp. (I)	195	9,196
Scansource, Inc. (I)	941	34,375
Universal Display Corp. (I)	1,153	48,530

		3,927,020
Internet Software & Services - 6.64%
Ancestry.com, Inc. (I)	887	29,147
comScore, Inc. (I)	775	21,336
Constant Contact, Inc. (I)(L)	46,582	1,347,617
DealerTrack Holdings, Inc. (I)	1,359	27,425
Dice Holdings, Inc. (I)	1,278	17,547
Digital River, Inc. (I)	1,398	46,945
Equinix, Inc. (I)	22,400	1,936,256
GSI Commerce, Inc. (I)	2,108	43,825
InfoSpace, Inc. (I)	23,745	191,385
Internap Network Services Corp. (I)	1,645	11,186
j2 Global Communications, Inc. (I)	1,606	46,719
Keynote Systems, Inc.	11,420	200,878
Limelight Networks, Inc. (I)	1,745	12,128
Liquidity Services, Inc. (I)	520	8,356

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LivePerson, Inc. (I)	22,361	$224,281
LogMeIn, Inc. (I)	500	17,945
LoopNet, Inc. (I)	963	11,460
MercadoLibre, Inc.	933	61,373
Monster Worldwide, Inc. (I)(L)	89,451	1,534,085
Move, Inc. (I)	2,789	5,913
NIC, Inc.	24,916	252,648
Open Text Corp. (I)	6,130	361,180
OpenTable, Inc. (I)	486	43,191
Perficient, Inc. (I)	497	6,178
Quinstreet, Inc. (I)	879	19,153
Rackspace Hosting, Inc. (I)	3,331	122,947
RealNetworks, Inc. (I)	2,019	7,773
RightNow Technologies, Inc. (I)	854	22,793
SAVVIS, Inc. (I)	10,915	354,628
Sohu.com, Inc. (I)	1,069	87,188
Stamps.com, Inc.	377	5,067
Terremark Worldwide, Inc. (I)	1,517	28,793
The Knot, Inc. (I)	1,029	10,321
Travelzoo, Inc. (I)(L)	9,599	378,681
ValueClick, Inc. (I)	28,670	428,043
VistaPrint NV (I)(L)	31,629	1,619,721
Vocus, Inc. (I)	653	15,868
WebMD Health Corp. (I)	1,954	113,332
Zix Corp. (I)	75,645	279,130

		9,952,442
IT Services - 3.50%
Acxiom Corp. (I)	2,684	46,004
Alliance Data Systems Corp. (I)(L)	23,610	1,859,051
Cardtronics, Inc. (I)	1,190	22,551
Cass Information Systems, Inc.	265	10,348
China Information Technology, Inc. (I)	1,100	5,335
CSG Systems International, Inc. (I)	17,506	342,242
Echo Global Logistics, Inc. (I)	387	4,574
Euronet Worldwide, Inc. (I)	1,611	29,111
ExlService Holdings, Inc. (I)	516	11,466
Forrester Research, Inc.	556	20,116
Gartner, Inc. (I)	3,043	114,782
Global Cash Access Holdings, Inc. (I)	1,828	6,288
Heartland Payment Systems, Inc.	1,346	26,355
iGate Corp. (I)	1,082	19,584
Integral Systems, Inc. (I)	619	7,577
Jack Henry & Associates, Inc.	2,865	91,422
ManTech International Corp., Class A (I)	814	35,165
MAXIMUS, Inc.	606	44,844
NCI, Inc. (I)	265	6,069
NeuStar, Inc., Class A (I)	2,597	65,574
Sapient Corp.	3,845	45,563
SRA International, Inc., Class A (I)	1,559	42,452
Syntel, Inc.	588	30,958
TeleTech Holdings, Inc. (I)	14,201	323,499
TNS, Inc. (I)	600	11,310
Unisys Corp. (I)	1,501	55,777
VeriFone Systems, Inc. (I)	34,101	1,549,549
Virtusa Corp. (I)	512	8,648
Wright Express Corp. (I)	7,881	401,931

		5,238,145
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	1,991	74,304
Semiconductors & Semiconductor Equipment - 5.43%
Advanced Analogic Technologies, Inc. (I)	1,412	5,973
Amkor Technology, Inc. (I)(L)	3,884	28,625
Anadigics, Inc. (I)	2,331	12,657

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Micro Circuits Corp. (I)	2,272	$23,856
Atheros Communications, Inc. (I)	2,521	112,966
ATMI, Inc. (I)	718	13,096
Cabot Microelectronics Corp. (I)	806	39,349
Cavium Networks, Inc. (I)	1,271	54,882
CEVA, Inc. (I)	775	17,670
Cirrus Logic, Inc. (I)(L)	2,313	54,009
Conexant Systems, Inc. (I)	2,890	6,820
Cymer, Inc. (I)	21,560	1,090,936
Cypress Semiconductor Corp. (I)	2,775	58,164
Diodes, Inc. (I)	1,250	36,200
Energy Conversion Devices, Inc. (I)(L)	878	3,442
Entegris, Inc. (I)	48,350	421,612
Entropic Communications, Inc. (I)	2,664	24,669
Exar Corp. (I)	464	3,002
EZchip Semiconductor, Ltd. (I)	7,610	228,909
FEI Company (I)	1,346	45,131
FormFactor, Inc. (I)	592	5,819
GT Solar International, Inc. (I)	3,190	34,101
Hittite Microwave Corp. (I)	868	53,278
Integrated Device Technology, Inc. (I)	2,703	20,948
IXYS Corp. (I)	820	10,184
Kopin Corp. (I)	2,285	10,031
Lattice Semiconductor Corp. (I)	46,031	305,646
LTX-Credence Corp. (I)	26,160	233,870
Maxlinear, Inc., Class A (I)	379	3,987
Micrel, Inc.	1,509	20,281
Microsemi Corp. (I)	16,142	355,608
MIPS Technologies, Inc. (I)	26,200	318,854
Monolithic Power Systems, Inc. (I)	101,964	1,575,344
Netlogic Microsystems, Inc. (I)	1,316	54,469
NVE Corp. (I)	3,814	225,980
O2Micro International, Ltd., ADR (I)	20,903	170,987
OmniVision Technologies, Inc. (I)	674	20,638
Pericom Semiconductor Corp. (I)	877	8,823
PMC-Sierra, Inc. (I)	43,250	341,675
Power Integrations, Inc. (L)	984	39,203
Rambus, Inc. (I)	1,967	40,422
RF Micro Devices, Inc. (I)	105,700	792,750
Rubicon Technology, Inc. (I)	646	14,742
Semtech Corp. (I)	1,428	33,815
Sigma Designs, Inc. (I)	328	4,487
Silicon Image, Inc. (I)	34,733	279,253
Silicon Laboratories, Inc. (I)	1,463	66,420
Standard Microsystems Corp. (I)	797	21,144
SunPower Corp., Class A (I)	1,279	21,833
SunPower Corp., Class B (I)	962	16,239
Teradyne, Inc. (I)(L)	4,153	77,370
Tessera Technologies, Inc. (I)	1,777	30,938
TriQuint Semiconductor, Inc. (I)	5,602	79,829
Ultratech, Inc. (I)	817	20,196
Varian Semiconductor
Equipment Associates, Inc. (I)	2,606	124,332
Veeco Instruments, Inc. (I)	1,405	66,850
Verigy, Ltd. (I)	2,116	27,445
Volterra Semiconductor Corp. (I)	12,706	320,572
Zoran Corp. (I)	619	6,939

		8,137,270
Software - 5.40%
Accelrys, Inc. (I)	1,961	16,982
ACI Worldwide, Inc. (I)	1,169	36,601
Actuate Corp. (I)	1,503	7,169
Advent Software, Inc. (I)(L)	1,180	34,220
Ariba, Inc. (I)	3,308	102,383

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
AsiaInfo Holdings, Inc. (I)	1,846	$37,566
Aspen Technology, Inc. (I)	2,024	30,826
Blackbaud, Inc.	1,546	41,139
Blackboard, Inc. (I)(L)	32,021	1,121,055
Bottomline Technologies, Inc. (I)	378	8,358
BroadSoft, Inc. (I)	759	26,793
Cadence Design Systems, Inc. (I)	9,411	93,639
China TransInfo Technology Corp. (I)	178	828
Clicksoftware Technologies, Ltd. (I)	41,020	333,082
CommVault Systems, Inc. (I)	1,441	52,640
Compuware Corp. (I)	40,940	460,984
Concur Technologies, Inc. (I)	1,569	81,635
Deltek, Inc. (I)	605	4,410
DemandTec, Inc. (I)	1,073	13,960
Ebix, Inc. (I)	1,363	35,901
EPIQ Systems, Inc.	1,099	15,177
Fortinet, Inc. (I)	9,103	371,767
Informatica Corp. (I)	3,305	155,368
Interactive Intelligence, Inc. (I)	10,083	346,956
Kenexa Corp. (I)	682	15,816
Manhattan Associates, Inc. (I)	772	24,858
MICROS Systems, Inc. (I)	2,838	135,202
MicroStrategy, Inc., Class A (I)	289	34,348
Monotype Imaging Holdings, Inc. (I)	801	10,717
Net 1 UEPS Technologies, Inc. (I)	679	6,926
Netscout Systems, Inc. (I)	10,998	274,840
NetSuite, Inc. (I)	680	20,407
NICE Systems, Ltd., SADR (I)	11,667	404,203
Novell, Inc. (I)	4,334	25,484
Opnet Technologies, Inc.	494	16,836
Parametric Technology Corp. (I)	4,151	98,379
Pegasystems, Inc.	587	23,644
Progress Software Corp. (I)	9,918	291,192
PROS Holdings, Inc. (I)	692	7,923
Quest Software, Inc. (I)	2,180	58,402
Radiant Systems, Inc. (I)	15,976	273,988
Renaissance Learning, Inc.	181	1,944
Rosetta Stone, Inc. (I)	404	6,044
Rovi Corp. (I)	26,076	1,445,142
S1 Corp. (I)	1,873	12,231
Smith Micro Software, Inc. (I)	19,834	185,845
SolarWinds, Inc. (I)	1,107	24,852
Solera Holdings, Inc.	2,474	126,372
Sourcefire, Inc. (I)	937	25,393
SS&C Technologies Holdings, Inc. (I)	928	18,180
SuccessFactors, Inc. (I)	1,739	62,447
Synchronoss Technologies, Inc. (I)	882	30,217
Taleo Corp. (I)	1,283	41,428
TeleCommunication Systems, Inc. (I)	1,662	7,097
TIBCO Software, Inc. (I)	19,961	491,440
TiVo, Inc. (I)	4,088	42,025
Tyler Technologies, Inc. (I)	966	21,368
Ultimate Software Group, Inc. (I)	6,186	330,580
VASCO Data Security International, Inc. (I)	1,060	9,508
Verint Systems, Inc. (I)	648	22,278
Virnetx Holding Corp.	1,290	15,480
Websense, Inc. (I)	734	15,722

		8,088,197

		40,037,804
Materials - 3.30%
Chemicals - 1.40%
Balchem Corp.	1,004	36,144
Calgon Carbon Corp. (I)	1,983	27,841

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
China Agritech, Inc. (I)(L)	329	$2,770
Ferro Corp. (I)	3,035	48,317
Georgia Gulf Corp. (I)	419	13,374
Hawkins, Inc.	108	4,133
Innospec, Inc. (I)	839	22,494
Intrepid Potash, Inc. (I)	1,587	61,258
Kraton Performance Polymers, Inc. (I)	8,920	305,956
Kronos Worldwide, Inc.	9,920	491,040
Landec Corp. (I)	885	5,443
LSB Industries, Inc. (I)	595	18,017
NewMarket Corp.	428	54,831
PolyOne Corp.	2,141	29,717
Rockwood Holdings, Inc. (I)	1,474	68,615
Solutia, Inc. (I)	19,261	447,048
Spartech Corp. (I)	706	5,987
Stepan Company	139	9,756
STR Holdings, Inc. (I)(L)	16,868	305,479
TPC Group, Inc. (I)	213	6,188
W.R. Grace & Company (I)	2,574	97,915
Yongye International, Inc. (I)(L)	904	6,843
Zep, Inc.	766	12,019
Zoltek Companies, Inc. (I)	1,029	15,044

		2,096,229
Construction Materials - 0.00%
United States Lime & Minerals, Inc. (I)	79	3,187
Containers & Packaging - 0.48%
Boise, Inc.	1,358	12,195
Graham Packaging Company, Inc. (I)	665	11,298
Graphic Packaging Holding Company (I)	1,513	7,868
Rock-Tenn Company, Class A (L)	5,161	354,303
Silgan Holdings, Inc.	8,304	302,930
Temple-Inland, Inc.	1,263	29,542

		718,136
Metals & Mining - 1.14%
AK Steel Holding Corp.	1,356	21,669
Allied Nevada Gold Corp. (I)	2,819	85,528
Capital Gold Corp. (I)	2,160	11,750
General Moly, Inc. (I)	2,173	11,387
Globe Specialty Metals, Inc.	2,249	52,379
Golden Minerals Company (I)	426	8,967
Gulf Resources, Inc. (I)	732	6,559
Haynes International, Inc.	214	11,094
Hecla Mining Company (I)(L)	9,029	91,644
Horsehead Holding Corp. (I)	1,527	25,257
Materion Corp. (I)	712	31,164
Metals USA Holdings Corp. (I)	456	6,817
Royal Gold, Inc.	898	44,559
RTI International Metals, Inc. (I)	11,925	339,863
Schnitzer Steel Industries, Inc.	797	51,167
Stillwater Mining Company (I)	22,469	536,335
Thompson Creek Metals Company, Inc. (I)	24,604	324,281
US Gold Corp. (I)	3,974	28,851
Worthington Industries, Inc.	730	14,133

		1,703,404
Paper & Forest Products - 0.28%
Buckeye Technologies, Inc.	11,908	311,990
Clearwater Paper Corp. (I)	404	32,037
Deltic Timber Corp.	198	12,032
KapStone Paper and Packaging Corp. (I)	1,215	20,837
P.H. Glatfelter Company	565	6,955

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	636	$34,872

		418,723

		4,939,679
Telecommunication Services - 2.58%
Diversified Telecommunication Services - 1.61%
AboveNet, Inc.	532	34,521
Alaska Communications Systems Group, Inc.	1,573	16,029
Atlantic Tele-Network, Inc.	4,866	189,725
Cbeyond, Inc. (I)	869	12,149
Cogent Communications Group, Inc. (I)	97,589	1,438,462
General Communication, Inc., Class A (I)	937	11,328
Global Crossing, Ltd. (I)	1,172	18,459
Hughes Communications, Inc. (I)	346	20,725
Iridium Communications, Inc. (I)	476	4,474
Level 3 Communications, Inc. (I)	38,212	53,497
Neutral Tandem, Inc. (I)(L)	28,018	481,910
PAETEC Holding Corp. (I)	4,586	17,427
Premiere Global Services, Inc. (I)	1,136	7,623
TW Telecom, Inc. (I)	5,062	94,153
Vonage Holdings Corp. (I)	4,120	18,210

		2,418,692
Wireless Telecommunication Services - 0.97%
ICO Global
Communications Holdings, Ltd. (I)	5,634	12,902
Leap Wireless International, Inc. (I)	2,206	26,957
NII Holdings, Inc. (I)	33,770	1,383,219
Shenandoah Telecommunications Company	794	13,895
USA Mobility, Inc.	780	11,638

		1,448,611

		3,867,303
Utilities - 0.26%
Electric Utilities - 0.08%
ITC Holdings Corp.	1,784	122,293
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	1,267	7,336
GenOn Energy, Inc. (I)	9,443	38,244
Ormat Technologies, Inc.	720	18,036

		63,616
Multi-Utilities - 0.14%
Avista Corp.	9,230	206,014

		391,923

TOTAL COMMON STOCKS (Cost $111,757,899)		$144,992,566

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$200	$129

TOTAL CORPORATE BONDS (Cost $155)		$129

INVESTMENT COMPANIES - 0.47%
iShares Russell 2000 Growth Index Fund	7,740	711,693

TOTAL INVESTMENT COMPANIES (Cost $686,406)		$711,693

SECURITIES LENDING COLLATERAL - 11.37%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	1,702,406	17,036,662

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,036,688)		$17,036,662

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.64%
Repurchase Agreement - 1.85%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $2,766,001 on 03/01/2011,
collateralized by $2,825,000 U.S. Treasury
Bills, 0.010% due 05/26/2011 (valued at
$2,823,588, including interest)	$2,766,000	$2,766,000
Short-Term Securities* - 0.79%
Federal Home Loan Bank Discount Notes,
0.0702%, 03/01/2011	860,000	860,000
State Street Institutional Liquid Reserves
Fund, 0.2053%	326,482	326,482

		1,186,482

TOTAL SHORT-TERM INVESTMENTS (Cost $3,952,482)		$3,952,482

Total Investments (Smaller Company Growth Fund)
(Cost $133,433,630) - 111.25%		$166,693,532
Other assets and liabilities, net - (11.25%)		(16,861,203)

TOTAL NET ASSETS - 100.00%		$149,832,329

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.66%
U.S. Government - 3.63%
Treasury Inflation Protected Securities
0.500%, 04/15/2015	$434,868	$451,005
1.750%, 01/15/2028	83,692	84,477
2.125%, 02/15/2040	100,392	104,329
2.500%, 01/15/2029	96,979	108,783
U.S. Treasury Bonds
3.500%, 02/15/2039	1,115,000	937,471
3.875%, 08/15/2040	4,300,000	3,860,592
4.500%, 08/15/2039	620,000	621,743
4.625%, 02/15/2040	4,190,000	4,284,275
6.000%, 02/15/2026	400,000	489,688
6.125%, 08/15/2029	935,000	1,166,704
6.750%, 08/15/2026	1,325,000	1,741,962
7.125%, 02/15/2023	365,000	486,419
7.250%, 08/15/2022	140,000	187,928
7.625%, 02/15/2025	515,000	722,931
U.S. Treasury Notes
1.000%, 08/31/2011 to 07/15/2013	3,055,000	3,066,558
1.125%, 01/15/2012	680,000	685,020
2.250%, 05/31/2014	4,600,000	4,740,875
2.625%, 07/31/2014 to 08/15/2020	12,780,000	13,085,551
U.S. Treasury Strips, IO
Zero Coupon 05/15/2021	540,000	369,224

		37,195,535
U.S. Government Agency - 19.03%
Federal Home Loan Bank
1.625%, 11/21/2012	865,000	879,213
Federal Home Loan Mortgage Corp.
0.875%, 10/28/2013	890,000	883,101
2.498%, 01/01/2036 (P)	93,602	98,266
2.565%, 02/01/2035 (P)	101,315	106,134
2.702%, 07/01/2035 (P)	30,578	32,033
2.710%, 07/01/2035 (P)	57,272	60,000
2.940%, 09/01/2032 (P)	4,307	4,525

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, 09/01/2040 to 12/01/2040	$2,046,345	$2,017,413
4.500%, 11/01/2018 to 09/01/2040	4,392,087	4,495,471
4.622%, 06/01/2038 (P)	98,649	104,037
4.705%, 07/01/2038 (P)	184,841	195,535
4.985%, 11/01/2035 (P)	17,946	19,015
5.000%, 10/01/2018 to 04/01/2040	2,722,903	2,878,744
5.053%, 03/01/2036 (P)	39,299	41,667
5.079%, 09/01/2035 (P)	79,437	83,337
5.179%, 02/01/2037 (P)	38,146	40,411
5.294%, 02/01/2037 (P)	97,649	103,447
5.342%, 04/01/2037 (P)	244,535	259,054
5.373%, 05/01/2037 (P)	77,158	81,401
5.388%, 02/01/2038 (P)	233,791	248,107
5.391%, 01/01/2036 (P)	6,250	6,647
5.500%, 03/01/2018 to 10/01/2038	3,576,457	3,822,982
5.506%, 10/01/2036 (P)	275,101	286,988
5.769%, 02/01/2037 (P)	61,631	65,291
5.931%, 12/01/2036 (P)	265,187	283,501
5.932%, 01/01/2037 (P)	19,221	20,363
5.986%, 10/01/2036 (P)	276,815	295,933
6.000%, 11/01/2011 to 12/01/2033	481,289	524,128
6.002%, 11/01/2036 (P)	187,357	200,188
6.090%, 10/01/2036 (P)	234,935	251,160
6.238%, 08/01/2036 (P)	246,846	263,894
6.500%, 05/01/2017 to 11/01/2033	101,327	112,721
7.000%, 02/01/2024 to 06/01/2032	24,880	28,284
7.500%, 05/01/2024 to 06/01/2024	2,784	3,136
10.500%, 05/01/2019	137	158
Federal National Mortgage Association
1.000%, 09/23/2013	325,000	323,940
1.250%, 06/22/2012	1,680,000	1,696,120
1.985%, 10/01/2033 (P)	67,390	69,059
2.565%, 11/01/2035 (P)	95,011	99,216
2.610%, 07/01/2035 (P)	48,134	50,213
2.962%, 07/01/2027 (P)	1,057	1,089
3.500%, 01/01/2026	749,587	752,367
4.000%, 03/01/2025 to 01/01/2041	17,464,580	17,540,549
4.500%, 05/01/2019 to 02/01/2041	25,208,387	25,912,931
4.735%, 09/01/2035 (P)	279,109	292,439
4.814%, 05/01/2038 (P)	70,389	74,821
4.821%, 05/01/2038 (P)	259,544	275,506
4.836%, 04/01/2038 (P)	120,756	127,970
4.892%, 05/01/2038 (P)	241,838	257,188
4.910%, 07/01/2036 (P)	90,337	94,192
4.931%, 08/01/2038 (P)	151,302	160,693
5.000%, 03/01/2018 to 10/01/2040	10,777,971	11,350,243
5.291%, 12/01/2035 (P)	15,726	16,754
5.292%, 12/01/2035 (P)	19,577	20,900
5.402%, 09/01/2037 (P)	75,966	79,854
5.430%, 06/01/2037 (P)	90,344	95,709
5.435%, 12/01/2035 (P)	20,485	21,853
5.469%, 01/01/2019 (P)	764	805
5.495%, 01/01/2037 (P)	101,100	107,103
5.498%, 12/01/2035 (P)	27,221	28,922
5.500%, 07/01/2013 to 09/01/2040	16,122,254	17,309,602
5.733%, 08/01/2037 (P)	105,179	111,424
5.877%, 12/01/2036 (P)	146,051	154,723
6.000%, 03/01/2021 to 11/01/2038	11,365,239	12,406,726
6.002%, 09/01/2036 (P)	143,976	153,919
6.035%, 08/01/2036 (P)	189,903	198,548
6.500%, 06/01/2013 to 04/01/2038	2,125,544	2,383,362
7.000%, 12/01/2029 to 04/01/2037	40,022	45,323
7.125%, 01/15/2030	365,000	478,814

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
4.000%, 08/15/2040 to 11/20/2040		$3,834,650	$3,843,759
4.500%, 03/20/2036 to 12/20/2040		33,448,586	30,342,712
5.000%, 02/15/2018 to 11/20/2040		22,113,481	23,559,489
5.500%, 02/15/2029 to 12/20/2040		12,742,302	13,850,967
6.000%, 11/15/2012 to 06/20/2040		6,455,497	7,101,496
6.500%, 12/15/2014 to 12/20/2033		3,176,017	3,584,730
7.000%, 04/15/2017 to 10/20/2036		1,267,776	1,444,299
9.250%, 10/15/2016 to 12/15/2019		2,655	3,015
9.750%, 07/15/2017 to 02/15/2021		2,484	2,887
10.250%, 11/15/2020		2,061	2,443
11.750%, 08/15/2013		731	804
12.000%, 12/15/2012		50	53
12.250%, 03/15/2014 to 07/20/2015		529	607
12.750%, 12/20/2013 to 11/20/2014		595	683

			195,227,106

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $229,475,615)			$232,422,641

FOREIGN GOVERNMENT
OBLIGATIONS - 13.99%
Argentina - 0.40%
City of Buenos Aires
12.500%, 04/06/2015 (S)		350,000	383,250
Republic of Argentina
2.500%, 12/31/2038		900,000	378,000
5.830%, 12/31/2033 (P)	ARS	1,640,000	670,011
7.000%, 10/03/2015 to 04/17/2017		$1,600,000	1,501,375
7.875%, 04/11/2011		100,200	100,200
8.280%, 12/31/2033		975,713	839,114
8.750%, 06/02/2017		270,000	272,025

			4,143,975
Austria - 0.02%
Republic of Austria
6.250%, 07/15/2027	EUR	98,000	172,782
Belgium - 0.12%
Kingdom of Belgium
4.000%, 03/28/2018		314,000	436,034
4.250%, 09/28/2013		197,000	282,724
5.000%, 09/28/2012 to 03/28/2035		373,000	543,510

			1,262,268
Bermuda - 0.02%
Government of Bermuda
5.603%, 07/20/2020 (S)		$200,000	206,962
Brazil - 1.34%
Federative Republic of Brazil
4.875%, 01/22/2021		150,000	152,250
5.625%, 01/07/2041		1,410,000	1,381,800
5.875%, 01/15/2019		565,000	625,766
6.000%, 05/15/2015 to 08/15/2020	BRL	3,756,000	4,496,784
7.125%, 01/20/2037		$1,660,000	1,958,800
8.750%, 02/04/2025		475,000	638,875
8.875%, 10/14/2019		250,000	330,625
10.000%, 01/01/2012 to 01/01/2021	BRL	7,284,000	4,174,297

			13,759,197
Canada - 0.63%
Canada Housing Trust
4.000%, 06/15/2012	CAD	870,000	922,502

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
3.500%, 06/01/2013 to 06/01/2020		$1,967,000	$2,068,227
3.750%, 06/01/2019		123,000	131,727
4.000%, 06/01/2017		85,000	93,009
4.500%, 06/01/2015		775,000	862,371
5.000%, 06/01/2037		326,000	405,370
5.250%, 06/01/2012		832,000	895,885
Province of Ontario
4.200%, 06/02/2020		600,000	629,347
Province of Quebec
5.000%, 12/01/2038		410,000	449,922

			6,458,360
Chile - 0.01%
Republic of Chile
3.875%, 08/05/2020		$130,000	126,295
Congo - 0.01%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	63,365
Denmark - 0.07%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	656,022
7.000%, 11/10/2024		364,000	92,889

			748,911
Dominican Republic - 0.02%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	206,000
Egypt - 0.05%
Arab Republic of Egypt
5.750%, 04/29/2020		400,000	369,000
6.875%, 04/30/2040		200,000	178,800

			547,800
France - 0.56%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,399,026
4.000%, 10/25/2014		887,000	1,300,002
5.500%, 04/25/2029		386,000	635,448
5.750%, 10/25/2032		813,000	1,399,356

			5,733,832
Gabon - 0.04%
Republic of Gabon
8.200%, 12/12/2017		$385,000	424,001
Germany - 2.05%
Federal Republic of Germany
zero coupon 05/11/2011	EUR	4,800,000	6,616,606
2.500%, 01/04/2021		1,034,000	1,346,350
3.000%, 07/04/2020		478,000	652,327
3.250%, 07/04/2015		1,787,000	2,572,624
4.000%, 01/04/2037		1,244,000	1,806,422
4.500%, 01/04/2013		3,677,000	5,354,418
4.750%, 07/04/2034		203,000	325,362
5.000%, 01/04/2012		911,000	1,299,286
Government of Mexico
5.950%, 03/19/2019		$974,000	1,079,679

			21,053,074
Greece - 0.02%
Republic of Greece
4.625%, 06/25/2013		185,000	158,452

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Grenada - 0.03%
Government of Grenada
2.500%, 09/15/2025		$430,000	$258,000
Hungary - 0.05%
Republic of Hungary
6.250%, 01/29/2020		204,000	208,590
6.500%, 06/24/2019	HUF	46,990,000	227,025
6.750%, 02/24/2017		22,240,000	110,845

			546,460
Indonesia - 0.25%
Republic of Indonesia
5.875%, 03/13/2020		$179,000	191,754
6.625%, 02/17/2037		100,000	105,587
6.875%, 01/17/2018		300,000	340,500
7.750%, 01/17/2038		450,000	538,125
8.250%, 07/15/2021	IDR	3,614,000,000	394,832
11.000%, 12/15/2012		1,800,000,000	218,183
11.625%, 03/04/2019		$271,000	391,256
11.625%, 03/04/2019 (S)		300,000	433,125

			2,613,362
Iraq - 0.19%
Republic of Iraq
5.800%, 01/15/2028		2,257,000	1,980,518
Italy - 0.52%
Republic of Italy
3.750%, 03/01/2021	EUR	698,000	884,704
4.250%, 08/01/2014		613,000	866,736
4.500%, 02/01/2018		127,000	177,304
5.000%, 02/01/2012 to 09/01/2040		1,570,000	2,051,839
5.250%, 08/01/2017		682,000	996,144
7.250%, 11/01/2026		198,000	327,406

			5,304,133
Jamaica - 0.11%
Government of Jamaica
8.000%, 06/24/2019		$450,000	452,700
9.000%, 06/02/2015		215,000	230,050
10.625%, 06/20/2017		350,000	402,500

			1,085,250
Japan - 2.44%
Government of Japan
0.500%, 12/20/2015	JPY	144,800,000	1,765,017
0.600%, 09/20/2014		154,350,000	1,898,932
1.300%, 03/20/2015 to 06/20/2020		293,700,000	3,686,883
1.400%, 09/20/2015 to 03/20/2018		154,500,000	1,959,195
1.500%, 06/20/2019		54,050,000	684,145
1.700%, 09/20/2016 to 03/20/2017		364,850,000	4,716,271
1.900%, 03/20/2025		116,000,000	1,463,893
2.000%, 06/20/2022 to 12/20/2033		104,000,000	1,291,968
2.200%, 06/22/2020		178,250,000	2,375,219
2.300%, 06/20/2028 to 03/20/2040		398,600,000	5,161,185

			25,002,708
Jordan - 0.02%
Government of Jordan
3.875%, 11/12/2015		$200,000	183,000
Lebanon - 0.07%
Republic of Lebanon
4.000%, 12/31/2017		175,000	168,000
7.000%, 12/03/2024		250,000	252,300
8.250%, 04/12/2021		100,000	114,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Lebanon (continued)
Republic of Lebanon (continued)
9.000%, 03/20/2017		$175,000	$201,250

			736,050
Lithuania - 0.16%
Republic of Lithuania
5.125%, 09/14/2017 (S)		200,000	195,971
6.750%, 01/15/2015		120,000	129,000
6.750%, 01/15/2015 (S)		320,000	344,294
7.375%, 02/11/2020		915,000	1,001,925

			1,671,190
Malaysia - 0.14%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	286,772
3.702%, 02/25/2013		805,000	266,527
4.012%, 09/15/2017		617,000	205,338
4.378%, 11/29/2019		1,820,000	613,662
4.498%, 04/15/2030		350,000	111,859

			1,484,158
Mexico - 0.84%
Government of Mexico
5.125%, 01/15/2020		$300,000	314,250
5.625%, 01/15/2017		90,000	99,225
5.950%, 03/19/2019		500,000	554,250
8.000%, 06/11/2020 to 12/07/2023	MXN	2,808,300	239,366
8.500%, 12/13/2018 to 11/18/2038		55,451,000	4,835,853
9.000%, 12/22/2011		5,000,000	427,639
10.000%, 12/05/2024 to 11/20/2036		21,706,000	2,110,345

			8,580,928
Netherlands - 0.05%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	277,000	466,642
Nigeria - 0.02%
Federal Republic of Nigeria
6.750%, 01/28/2021 (S)		$200,000	196,500
Pakistan - 0.01%
Islamic Republic of Pakistan
7.125%, 03/31/2016		180,000	155,256
Peru - 0.08%
Republic of Peru
5.625%, 11/18/2050		750,000	697,500
7.840%, 08/12/2020 (S)	PEN	304,000	123,228

			820,728
Philippines - 0.16%
Republic of Philippines
6.375%, 01/15/2032 to 10/23/2034		$1,550,000	1,642,125
Poland - 0.14%
Republic of Poland
3.875%, 07/16/2015		170,000	172,330
5.000%, 10/24/2013	PLN	1,441,000	499,591
5.500%, 04/25/2015 to 10/25/2019		1,809,000	616,721
5.750%, 09/23/2022		587,000	194,856

			1,483,498
Russia - 0.75%
Government of Russia
7.500%, 03/31/2030		$6,461,005	7,472,152
7.850%, 03/10/2018 (S)	RUB	5,000,000	172,686

			7,644,838

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Serbia - 0.07%
Republic of Serbia
6.750%, 11/01/2024		$728,000	$728,000
South Africa - 0.38%
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		768,000	766,080
Republic of South Africa
5.500%, 03/09/2020		245,000	257,863
6.500%, 06/02/2014		135,000	149,850
6.750%, 03/31/2021	ZAR	14,999,000	1,871,244
8.000%, 12/21/2018		2,960,000	412,651
13.500%, 09/15/2015		2,467,000	431,013

			3,888,701
South Korea - 0.15%
Republic of Korea
4.500%, 03/10/2015	KRW	1,116,900,000	1,003,526
5.000%, 06/10/2020		627,330,000	569,716

			1,573,242
Spain - 0.12%
Kingdom of Spain
4.100%, 07/30/2018	EUR	630,000	823,640
5.750%, 07/30/2032		301,000	404,482

			1,228,122
Sweden - 0.16%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	584,616
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	574,658
5.125%, 03/01/2017		$425,000	470,452

			1,629,726
Turkey - 0.61%
Republic of Turkey
5.625%, 03/30/2021		1,000,000	998,920
6.750%, 05/30/2040		550,000	550,000
6.875%, 03/17/2036		185,000	189,163
7.000%, 03/11/2019 to 06/05/2020		2,438,000	2,707,519
7.500%, 11/07/2019		180,000	205,650
8.000%, 02/14/2034		437,000	506,920
10.000%, 06/17/2015	TRY	333,000	213,391
10.500%, 01/15/2020		1,000,000	667,709
14.000%, 09/26/2012		300,000	201,157

			6,240,429
Ukraine - 0.11%
Republic of Ukraine
6.580%, 11/21/2016		$325,000	318,906
7.650%, 06/11/2013		250,000	261,625
7.750%, 09/23/2020		210,000	210,263
7.750%, 09/23/2020 (S)		300,000	300,750

			1,091,544
United Arab Emirates - 0.03%
Mubadala Development Company
5.750%, 05/06/2014 (S)		250,000	269,371
United Kingdom - 0.61%
Government of United Kingdom
2.750%, 01/22/2015	GBP	209,000	345,740
4.250%, 06/07/2032 to 09/07/2039		2,666,000	4,269,480
4.500%, 03/07/2013 to 03/07/2019		662,000	1,144,712
8.750%, 08/25/2017		205,000	447,992

			6,207,924

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela - 0.29%
Republic of Venezuela
5.750%, 02/26/2016		$1,000,000	$717,500
6.000%, 12/09/2020		145,000	83,520
7.000%, 12/01/2018		84,000	56,280
7.650%, 04/21/2025		500,000	298,250
7.750%, 10/13/2019		52,500	34,834
8.500%, 10/08/2014		587,000	515,680
12.750%, 08/23/2022		1,500,000	1,263,000

			2,969,064
Vietnam - 0.07%
Socialist Republic of Vietnam
6.750%, 01/29/2020		775,000	767,250

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $138,869,568)			$143,513,991

CORPORATE BONDS - 38.47%
Consumer Discretionary - 5.17%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	510,625
Advance Auto Parts, Inc.
5.750%, 05/01/2020		360,000	379,083
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		90,000	102,600
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		638,000	695,420
AMC Entertainment Holdings, Inc.
9.750%, 12/01/2020 (S)		325,000	348,563
American Honda Finance Corp.
0.531%, 08/28/2012 (P) (S)		235,000	234,896
6.250%, 07/16/2013	EUR	50,000	74,502
Ameristar Casinos, Inc.
9.250%, 06/01/2014		$350,000	376,250
AMO Escrow Corp.
11.500%, 12/15/2017 (S)		225,000	240,750
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	541,250
Bankrate, Inc.
11.750%, 07/15/2015 (S)		225,000	256,781
Banque PSA Finance
3.625%, 04/29/2014	EUR	50,000	68,965
Beazer Homes USA, Inc.
9.125%, 06/15/2018		$575,000	593,688
9.125%, 05/15/2019 (S)		175,000	180,469
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	143,064
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		$225,000	236,250
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		155,000	174,396
9.500%, 11/15/2018 (S)		180,000	239,833
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	113,405
Cablevision Systems Corp.
8.000%, 04/15/2020		$225,000	245,250
8.625%, 09/15/2017		50,000	56,000
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		500,000	567,500
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		150,000	181,688
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019		300,000	305,250

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CCO Holdings LLC/CCO Holdings
Capital Corp. (continued)
7.250%, 10/30/2017		$500,000	$525,000
7.875%, 04/30/2018		500,000	533,750
Cedar Fair LP/Canada’s Wonderland
Company/Magnum Management Corp.
9.125%, 08/01/2018 (S)		300,000	327,000
Cequel Communications
Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)		750,000	793,125
Cinemark USA, Inc.
8.625%, 06/15/2019		250,000	272,500
Cirsa Finance Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	300,000	430,544
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018		90,000	129,163
Claire’s Stores, Inc.
8.875%, 03/15/2019 (S)		$250,000	250,938
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		100,000	101,500
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	80,000
Clear Channel Communications, Inc.,
PIK
11.000%, 08/01/2016		625,000	598,438
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	80,000	113,708
8.250%, 06/15/2015 (S)		650,000	923,876
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		$149,000	168,993
Comcast Corp.
6.400%, 03/01/2040		30,000	31,213
6.950%, 08/15/2037		145,000	161,260
Compass Group PLC
7.000%, 12/08/2014	GBP	45,000	82,296
Conti-Gummi Finance BV
6.500%, 01/15/2016 (S)	EUR	75,000	106,724
7.500%, 09/15/2017 (S)		225,000	327,954
8.500%, 07/15/2015 (S)		50,000	76,139
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	112,000
COX Communications, Inc.
5.450%, 12/15/2014		215,000	237,441
6.250%, 06/01/2018 (S)		255,000	284,846
8.375%, 03/01/2039 (S)		115,000	147,118
Daimler Finance North America LLC
6.500%, 11/15/2013		460,000	518,486
DineEquity, Inc.
9.500%, 10/30/2018 (S)		350,000	378,875
DirectTV Holdings LLC/DirectTV
Financing Company, Inc.
4.750%, 10/01/2014		420,000	451,784
DIRECTV Holdings LLC
3.550%, 03/15/2015		325,000	331,579
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
5.875%, 10/01/2019		475,000	514,775
Discovery Communications LLC
5.625%, 08/15/2019		235,000	255,818
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	112,500
Education Management LLC/Education
Management Finance Corp.
8.750%, 06/01/2014		200,000	205,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Education Management LLC/Education
Management Finance Corp. (continued)
10.250%, 06/01/2016		$48,000	$50,160
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	79,123
Ford Motor Company
7.450%, 07/16/2031		$450,000	489,749
Ford Motor Credit Company LLC
5.750%, 02/01/2021		1,550,000	1,529,061
12.000%, 05/15/2015		550,000	694,818
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	329,875
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)		450,000	459,000
Grupo Posadas SAB de CV
9.250%, 01/15/2015 (S)		300,000	288,000
Grupo Televisa SA
6.625%, 01/15/2040		285,000	303,154
Hanesbrands, Inc.
6.375%, 12/15/2020		400,000	385,800
8.000%, 12/15/2016		150,000	162,375
Hella KGaA Hueck & Company
7.250%, 10/20/2014	EUR	70,000	106,498
Historic TW, Inc.
6.875%, 06/15/2018		$570,000	661,363
Home Depot, Inc.
5.200%, 03/01/2011		200,000	200,000
5.400%, 03/01/2016		345,000	384,127
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		510,000	529,605
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	83,935
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017		$400,000	473,000
ITT Corp.
7.375%, 11/15/2015		125,000	140,000
ITV PLC
10.000%, 06/30/2014	EUR	50,000	79,520
JC Penney Company, Inc.
5.650%, 06/01/2020		$90,000	86,850
7.125%, 11/15/2023		50,000	51,500
JC Penney Corp., Inc.
7.400%, 04/01/2037		200,000	192,000
Johnson Controls, Inc.
0.721%, 02/04/2014 (P)		320,000	320,185
KAR Holdings, Inc.
10.000%, 05/01/2015		1,225,000	1,298,500
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	51,931
Lamar Media Corp.
7.875%, 04/15/2018		$300,000	322,500
Lennar Corp.
5.600%, 05/31/2015		45,000	44,213
Levi Strauss & Company
7.625%, 05/15/2020		325,000	336,375
8.875%, 04/01/2016		100,000	104,625
Limited Brands, Inc.
8.500%, 06/15/2019		200,000	229,000
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		350,000	370,125
Lottomatica SpA
5.375%, 12/05/2016	EUR	150,000	209,178
Lowe’s Companies, Inc.
2.125%, 04/15/2016		$320,000	311,111

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mac-Gray Corp.
7.625%, 08/15/2015		$525,000	$531,563
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		35,000	36,225
5.900%, 12/01/2016		25,000	26,688
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	51,046
Mattel, Inc.
4.350%, 10/01/2020		$50,000	48,887
MCE Finance, Ltd.
10.250%, 05/15/2018		315,000	362,250
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,194
5.625%, 02/01/2020		260,000	261,523
MGM Resorts International
9.000%, 03/15/2020		125,000	136,563
10.375%, 05/15/2014		150,000	168,000
11.125%, 11/15/2017		725,000	835,563
13.000%, 11/15/2013		250,000	299,375
Michaels Stores, Inc.
7.750%, 11/01/2018 (S)		725,000	748,563
Michaels Stores, Inc. (Zero Coupon
Steps up to 13.000% on 11/01/2011)
11/01/2016		625,000	635,938
Michelin Luxembourg SCS
8.625%, 04/24/2014	EUR	50,000	79,595
Mohawk Industries, Inc.
6.875%, 01/15/2016		$125,000	134,063
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)		125,000	135,313
11.750%, 11/15/2016		400,000	472,500
Net Servicos De Comunicacao SA
7.500%, 01/27/2020		400,000	464,000
NetFlix, Inc.
8.500%, 11/15/2017		325,000	368,063
News America, Inc.
6.150%, 03/01/2037		170,000	172,212
7.850%, 03/01/2039		85,000	102,874
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	102,375
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,999	310,399
Nielsen Finance LLC/Nielsen Finance
Company
11.500%, 05/01/2016		65,000	76,538
Nordstrom, Inc.
4.750%, 05/01/2020		85,000	87,736
6.750%, 06/01/2014		50,000	57,130
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	254,063
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		430,000	425,690
Omnicom Group, Inc.
4.450%, 08/15/2020		100,000	98,332
6.250%, 07/15/2019		155,000	172,585
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		450,000	473,625
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)		100,000	102,000
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		275,000	301,813
8.750%, 05/15/2020		200,000	213,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
PPR
8.625%, 04/03/2014	EUR	100,000	$158,668
Pulte Homes, Inc.
5.200%, 02/15/2015		$75,000	73,500
QVC, Inc.
7.125%, 04/15/2017 (S)		350,000	373,625
7.500%, 10/01/2019 (S)		325,000	346,938
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	321,750
Regal Entertainment Group
9.125%, 08/15/2018		425,000	454,750
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016 (S)		275,000	292,875
Sealy Mattress Company
8.250%, 06/15/2014		125,000	127,969
10.875%, 04/15/2016 (S)		200,000	227,000
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		200,000	212,250
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		275,000	284,625
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		400,000	452,000
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		800,000	887,000
9.750%, 09/01/2015 (S)		275,000	311,094
Speedway Motorsports, Inc.
8.750%, 06/01/2016		275,000	302,156
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	106,000
10.750%, 09/15/2016		250,000	293,750
Stanley Black & Decker, Inc.
5.200%, 09/01/2040		155,000	147,817
Staples, Inc.
7.750%, 04/01/2011		190,000	191,006
9.750%, 01/15/2014		100,000	120,795
Tam Capital 2, Inc.
9.500%, 01/29/2020		100,000	110,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		810,000	821,598
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		425,000	484,500
The Hertz Corp.
7.875%, 01/01/2014	EUR	78,000	109,520
The Interpublic Group of
Companies, Inc.
6.250%, 11/15/2014		$110,000	119,488
The McClatchy Company
11.500%, 02/15/2017		450,000	510,750
Thomson Reuters Corp.
5.950%, 07/15/2013		145,000	160,346
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	274,375
Time Warner Cable, Inc.
5.400%, 07/02/2012		325,000	342,879
7.500%, 04/01/2014		120,000	138,575
8.250%, 02/14/2014		215,000	251,489
Time Warner, Inc.
7.700%, 05/01/2032		95,000	113,289
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)		300,000	316,125
Toys R Us Property Company LLC
8.500%, 12/01/2017		300,000	326,250
Unitymedia Gmbh
9.625%, 12/01/2019	EUR	50,000	78,398

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)		$325,000	$348,563
Universal City Development
Partners, Ltd./UCDP Finance, Inc.
8.875%, 11/15/2015		350,000	382,375
10.875%, 11/15/2016		150,000	168,375
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		550,000	589,875
8.500%, 05/15/2021 (S)		875,000	912,188
UPC Germany GmbH
9.625%, 12/01/2019 (S)	EUR	57,000	89,374
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		$125,000	129,989
9.500%, 01/21/2020 (S)		100,000	114,500
Videotron Ltee
6.375%, 12/15/2015		50,000	51,125
9.125%, 04/15/2018		100,000	112,250
Virgin Media Finance PLC
8.875%, 10/15/2019	GBP	50,000	92,256
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		$575,000	639,688
Whirlpool Corp.
6.125%, 06/15/2011		80,000	81,192
WPP PLC
6.625%, 05/12/2016	EUR	100,000	154,717
Wyndham Worldwide Corp.
5.625%, 03/01/2021		$95,000	94,763
7.375%, 03/01/2020		115,000	127,215
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.875%, 11/01/2017		850,000	907,375
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		175,000	185,500
13.000%, 08/01/2013 (S)		1,125,000	1,341,563
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	74,000

			53,058,144
Consumer Staples - 1.98%
Altria Group, Inc.
4.125%, 09/11/2015		$475,000	493,762
8.500%, 11/10/2013		745,000	877,746
9.250%, 08/06/2019		295,000	382,928
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	20,000	36,273
8.625%, 01/30/2017	EUR	100,000	173,191
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$390,000	402,270
7.200%, 01/15/2014 (S)		200,000	228,945
Arcor
7.250%, 11/09/2017 (S)		220,000	230,230
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		200,000	195,750
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	155,912
BAT International Finance PLC
5.375%, 06/29/2017		100,000	149,420
6.375%, 12/12/2019	GBP	25,000	44,970
8.125%, 11/15/2013 (S)		$355,000	413,001
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	106,000
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)		425,000	429,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$225,000	$243,000
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	304,203
Campofrio Food Group SA
8.250%, 10/31/2016	EUR	50,000	71,585
8.250%, 10/31/2016 (S)		62,000	88,765
Carlsberg Breweries A/S
6.000%, 05/28/2014		100,000	149,423
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	72,096
6.375%, 04/04/2013		50,000	73,727
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		110,000	163,559
9.125%, 12/01/2016 (S)		$275,000	297,688
Central Garden and Pet Company
8.250%, 03/01/2018		225,000	236,531
Church & Dwight Company, Inc.
3.350%, 12/15/2015		80,000	80,420
Coca-Cola Enterprises, Inc.
1.125%, 11/12/2013		220,000	217,203
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		245,000	247,626
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	28,125
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		450,000	493,875
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	511,219
8.375%, 11/15/2017		125,000	134,688
Darling International, Inc.
8.500%, 12/15/2018 (S)		100,000	107,875
Del Monte Corp.
7.500%, 10/15/2019		25,000	30,375
Delhaize Group SA
5.625%, 06/27/2014	EUR	50,000	73,712
6.500%, 06/15/2017		$250,000	282,433
Dole Food Company, Inc.
13.875%, 03/15/2014		130,000	159,088
DP World, Ltd.
6.850%, 07/02/2037 (S)		490,000	431,200
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		710,000	700,386
Heineken NV
7.125%, 04/07/2014	EUR	75,000	113,759
7.250%, 03/10/2015	GBP	25,000	45,731
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	143,300
6.875%, 06/13/2012	GBP	49,000	84,199
iPayment, Inc.
9.750%, 05/15/2014		$425,000	421,281
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		550,000	555,500
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014		275,000	321,750
Kraft Foods, Inc.
6.500%, 02/09/2040		200,000	215,378
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	26,748
MHP SA
10.250%, 04/29/2015		$635,000	677,863
Michael Foods, Inc.
9.750%, 07/15/2018 (S)		525,000	574,875
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		275,000	299,063

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Pernod-Ricard SA
7.000%, 01/15/2015	EUR	100,000	$151,462
Philip Morris International, Inc.
5.875%, 09/04/2015		50,000	76,667
R&R Ice Cream, Ltd.
8.375%, 11/15/2017 (S)		200,000	287,720
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	158,924
Reynolds American, Inc.
7.250%, 06/01/2013		485,000	539,158
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
7.125%, 04/15/2019 (S)		600,000	615,000
7.750%, 10/15/2016	EUR	90,000	131,647
Rite Aid Corp.
8.000%, 08/15/2020		$300,000	324,375
8.625%, 03/01/2015		400,000	371,000
9.750%, 06/12/2016		125,000	140,781
10.250%, 10/15/2019		375,000	412,969
10.375%, 07/15/2016		75,000	80,625
SABMiller PLC
6.200%, 07/01/2011 (S)		355,000	361,338
Safeway, Inc.
5.800%, 08/15/2012		150,000	160,207
Smithfield Foods, Inc.
7.750%, 07/01/2017		125,000	135,313
10.000%, 07/15/2014		75,000	88,500
Susser Holdings LLC/Susser
Finance Corp.
8.500%, 05/15/2016		300,000	325,875
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	77,378
6.125%, 02/24/2022	GBP	50,000	87,374
The Coca-Cola Company
0.750%, 11/15/2013		$425,000	419,445
1.500%, 11/15/2015		365,000	349,219
The Hertz Corp.
7.500%, 10/15/2018 (S)		325,000	344,094
The Kroger Company
5.400%, 07/15/2040		175,000	165,640
6.800%, 04/01/2011		290,000	291,399
US Foodservice Corp.
10.250%, 06/30/2015 (S)		775,000	806,000
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	148,735
Wesfarmers, Ltd.
3.875%, 07/10/2015	EUR	50,000	70,027
Yasar Holdings SA Via Willow No 2
9.625%, 10/07/2015		$200,000	210,000

			20,328,769
Energy - 5.14%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		300,000	329,250
Alta Mesa Holdings/Alta Mesa Finance
Services Corp.
9.625%, 10/15/2018 (S)		350,000	354,375
Anadarko Petroleum Corp.
6.200%, 03/15/2040		60,000	58,734
6.375%, 09/15/2017		205,000	228,492
8.700%, 03/15/2019		595,000	734,285
Antero Resources Finance Corp.
9.375%, 12/01/2017		650,000	702,000
Apache Corp.
5.100%, 09/01/2040		650,000	603,344

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company
6.750%, 11/01/2020		$225,000	$231,750
10.250%, 06/01/2014		150,000	174,000
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	86,138
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	336,000
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	220,283
BP Capital Markets PLC
3.125%, 10/01/2015		395,000	400,793
Buckeye Partners LP
5.500%, 08/15/2019		505,000	524,329
6.050%, 01/15/2018		140,000	153,570
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	CAD	25,000	26,758
5.150%, 02/01/2013		$180,000	192,231
5.450%, 10/01/2012		65,000	69,211
6.250%, 03/15/2038		305,000	329,709
6.450%, 06/30/2033		75,000	82,541
Chesapeake Energy Corp.
6.625%, 08/15/2020		650,000	682,500
9.500%, 02/15/2015		100,000	124,000
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015		150,000	155,250
CNOOC Finance 2011, Ltd.
5.750%, 01/26/2041 (S)		200,000	202,539
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	163,810
Complete Production Services, Inc.
8.000%, 12/15/2016		725,000	766,688
Concho Resources, Inc.
7.000%, 01/15/2021		425,000	445,188
8.625%, 10/01/2017		675,000	744,188
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)		800,000	846,000
Consol Energy, Inc.
8.000%, 04/01/2017 (S)		550,000	596,750
8.250%, 04/01/2020 (S)		350,000	385,875
Continental Resources, Inc.
7.125%, 04/01/2021		225,000	239,625
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	165,999
DCP Midstream Operating LP
3.250%, 10/01/2015		150,000	147,924
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	416,075
9.750%, 03/01/2016		325,000	368,875
Devon Financing Corp.
6.875%, 09/30/2011		335,000	347,043
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	259,139
5.150%, 09/01/2014		330,000	359,655
5.700%, 10/15/2039		75,000	74,160
5.875%, 05/01/2019		80,000	88,243
Drummond Company, Inc.
7.375%, 02/15/2016		186,000	192,510
El Paso Corp.
8.250%, 02/15/2016		225,000	254,258
12.000%, 12/12/2013		500,000	617,500
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	29,421
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	72,561
5.500%, 09/15/2040		220,000	204,831

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	$55,978
EnCana Corp.
5.800%, 01/18/2018 (S)		30,000	34,410
Encore Acquisition Company
9.500%, 05/01/2016		$150,000	169,500
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020		1,275,000	1,330,840
Energy Transfer Equity LP
7.500%, 10/15/2020		975,000	1,056,656
Enterprise Products Operating LLC
3.200%, 02/01/2016		255,000	254,645
5.900%, 04/15/2013		300,000	324,558
5.950%, 02/01/2041		190,000	184,804
7.550%, 04/15/2038		300,000	355,497
EOG Resources, Inc.
2.500%, 02/01/2016		360,000	351,301
5.625%, 06/01/2019		50,000	55,035
5.875%, 09/15/2017		185,000	207,784
6.125%, 10/01/2013		215,000	239,539
Exterran Holdings, Inc.
7.250%, 12/01/2018 (S)		400,000	410,000
Forest Oil Corp.
7.250%, 06/15/2019		93,000	96,255
Gazprom Via Gaz Capital SA
4.560%, 12/09/2012	EUR	150,000	214,258
7.288%, 08/16/2037		$490,000	516,117
8.625%, 04/28/2034		175,000	212,940
Goodrich Petroleum Corp.
8.875%, 03/15/2019 (S)		325,000	324,188
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		40,000	46,178
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (S)		200,000	208,000
Hess Corp.
6.000%, 01/15/2040		280,000	286,191
7.875%, 10/01/2029		238,000	293,072
8.125%, 02/15/2019		55,000	69,034
Hilcorp Energy I LP / Hilcorp
Finance Company
7.625%, 04/15/2021 (S)		450,000	474,750
8.000%, 02/15/2020 (S)		375,000	402,188
Inergy LP/inergy Finance Corp.
6.875%, 08/01/2021 (S)		75,000	76,688
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)		475,000	492,219
8.750%, 03/01/2015		162,000	174,960
International Coal Group, Inc.
9.125%, 04/01/2018		100,000	110,500
KazMunayGas National Company
6.375%, 04/09/2021 (S)		200,000	204,760
9.125%, 07/02/2018		1,400,000	1,694,000
11.750%, 01/23/2015 (S)		250,000	312,500
Kinder Morgan Finance Company
5.700%, 01/05/2016		480,000	500,400
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	147,166
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)		600,000	669,000
Lukoil International Finance BV
7.250%, 11/05/2019		100,000	109,015
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	165,524

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp.
5.900%, 03/15/2018		$100,000	$113,345
6.000%, 10/01/2017		220,000	251,118
6.600%, 10/01/2037		50,000	54,664
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	179,594
Nabors Industries, Inc.
5.375%, 08/15/2012		130,000	136,566
9.250%, 01/15/2019		415,000	520,357
Nak Naftogaz Ukraine
9.500%, 09/30/2014		300,000	325,560
Newfield Exploration Company
6.875%, 02/01/2020		580,000	616,250
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)		150,000	163,500
Noble Energy, Inc.
6.000%, 03/01/2041		365,000	373,167
Noble Holding International, Ltd.
3.450%, 08/01/2015		40,000	40,849
6.050%, 03/01/2041		210,000	212,596
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		200,000	204,173
6.604%, 02/03/2021 (S)		300,000	309,575
NuStar Logistics LP
4.800%, 09/01/2020		205,000	200,115
7.650%, 04/15/2018		180,000	209,915
Oasis Petroleum, Inc.
7.250%, 02/01/2019 (S)		175,000	177,625
Occidental Petroleum Corp.
1.450%, 12/13/2013		325,000	325,810
Oneok Partners LP
3.250%, 02/01/2016		300,000	298,202
Peabody Energy Corp.
7.375%, 11/01/2016		375,000	423,750
Pemex Project Funding Master Trust
5.750%, 03/01/2018		965,000	1,016,111
6.250%, 08/05/2013	EUR	120,000	176,937
6.625%, 06/15/2035		$85,000	84,724
7.500%, 12/18/2013	GBP	50,000	89,248
Penn Virginia Corp.
10.375%, 06/15/2016		$175,000	196,438
Penn Virginia Resource Partners LP/Penn
Virginia Resource Finance Corp.
8.250%, 04/15/2018		200,000	213,000
Petrobras International Finance Company
5.750%, 01/20/2020		360,000	373,450
5.875%, 03/01/2018		260,000	276,630
7.875%, 03/15/2019		115,000	135,501
Petrohawk Energy Corp.
7.250%, 08/15/2018 (S)		275,000	284,625
7.875%, 06/01/2015		175,000	185,500
10.500%, 08/01/2014		500,000	575,000
Petroleos de Venezuela SA
4.900%, 10/28/2014		2,037,000	1,374,975
5.000%, 10/28/2015		211,538	129,884
5.250%, 04/12/2017		862,300	500,134
Petroleos Mexicanos
5.500%, 01/21/2021		320,000	320,000
8.000%, 05/03/2019		150,000	178,125
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	244,000
Petroplus Finance, Ltd.
9.375%, 09/15/2019 (S)		475,000	494,000

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
4.250%, 09/01/2012		$345,000	$358,527
5.750%, 01/15/2020		385,000	413,148
6.500%, 05/01/2018		200,000	224,475
Plains Exploration & Production
Company
10.000%, 03/01/2016		300,000	340,500
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	114,796
Precision Drilling Corp.
6.625%, 11/15/2020 (S)		300,000	309,750
QEP Resources, Inc.
6.875%, 03/01/2021		175,000	183,313
Quicksilver Resources, Inc.
9.125%, 08/15/2019		150,000	159,000
11.750%, 01/01/2016		400,000	467,000
Range Resources Corp.
6.750%, 08/01/2020		500,000	528,125
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		525,000	581,438
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018		350,000	367,500
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	472,999
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	52,730
4.750%, 02/16/2017		55,000	77,607
Rowan Companies, Inc.
5.000%, 09/01/2017		$210,000	216,838
7.875%, 08/01/2019		230,000	272,851
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012		315,000	303,976
Shell International Finance BV
1.875%, 03/25/2013		360,000	367,240
SM Energy Co.
6.625%, 02/15/2019 (S)		475,000	480,344
Smith International, Inc.
8.625%, 03/15/2014		325,000	391,647
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	104,869
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	107,016
Southwestern Energy Company
7.500%, 02/01/2018		525,000	597,188
Swift Energy Company
8.875%, 01/15/2020		500,000	547,500
Talisman Energy, Inc.
3.750%, 02/01/2021		570,000	530,989
Tesoro Corp.
6.500%, 06/01/2017		525,000	540,750
9.750%, 06/01/2019		25,000	28,188
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		446,000	477,011
Total Capital Canada, Ltd.
0.684%, 01/17/2014 (P)		185,000	185,736
1.625%, 01/28/2014		240,000	240,549
Transocean, Inc.
5.250%, 03/15/2013		305,000	323,785
Valero Energy Corp.
6.125%, 06/15/2017		510,000	565,781
9.375%, 03/15/2019		140,000	178,272
Weatherford International, Inc.
5.950%, 06/15/2012		380,000	399,677

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Weatherford International, Ltd.
6.750%, 09/15/2040		$270,000	$289,230
9.625%, 03/01/2019		200,000	261,889
Whiting Petroleum Corp.
6.500%, 10/01/2018		175,000	181,563
Williams Partners LP
3.800%, 02/15/2015		145,000	150,478
4.125%, 11/15/2020		295,000	279,289
6.300%, 04/15/2040		400,000	413,525

			52,690,952
Financials - 11.98%
ACE INA Holdings, Inc.
5.700%, 02/15/2017		240,000	263,058
Aflac, Inc.
8.500%, 05/15/2019		420,000	519,472
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		500,000	525,000
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	71,447
6.500%, 03/14/2017	GBP	45,000	80,740
Akbank TAS
5.125%, 07/22/2015 (S)		$440,000	439,560
Alamsouth Bank NA
5.200%, 04/01/2015		450,000	439,875
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.875%, 09/25/2017 (S)		220,000	227,150
Alfa MTN Issuance, Ltd.
8.000%, 03/18/2015		300,000	319,890
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	135,000	201,836
Ally Financial, Inc.
6.250%, 12/01/2017 (S)		$650,000	678,438
7.500%, 09/15/2020 (S)		600,000	656,250
8.300%, 02/12/2015		450,000	507,938
AMB Property LP
4.500%, 08/15/2017		330,000	335,941
6.625%, 12/01/2019		185,000	207,558
American Express Centurion Bank
5.550%, 10/17/2012		100,000	106,505
American Express Credit Corp.
5.125%, 08/25/2014		215,000	232,377
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		175,000	177,409
American International Group, Inc.
6.250%, 03/15/2037		425,000	388,875
8.250%, 08/15/2018		425,000	507,450
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	436,832
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	268,982
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	73,089
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$275,000	173,250
AvalonBay Communities, Inc.
6.100%, 03/15/2020		210,000	235,497
6.125%, 11/01/2012		97,000	104,145
Aviv Healthcare Properties LP
7.750%, 02/15/2019 (S)		150,000	156,375

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	$70,205
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	127,389
Banca Monte Dei Paschi Di Siena SpA
4.750%, 04/30/2014		150,000	210,035
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		$300,000	288,000
Banco Votorantim SA
7.375%, 01/21/2020 (S)		250,000	260,544
BanColombia SA
4.250%, 01/12/2016 (S)		300,000	294,000
Bank Nederlandse Gemeenten
4.125%, 06/28/2016	EUR	570,000	829,023
4.625%, 09/13/2012		445,000	639,625
Bank of America Corp.
1.723%, 01/30/2014 (P)		$330,000	334,134
5.250%, 11/09/2016	GBP	50,000	79,954
5.650%, 05/01/2018		$1,540,000	1,627,245
5.750%, 08/15/2016		210,000	223,156
6.500%, 08/01/2016		550,000	617,282
7.375%, 05/15/2014		340,000	387,104
Bank of America Corp. (4.000% to
03/28/2013, then 3 month
EURIBOR + 0.840%)
03/28/2018	EUR	100,000	127,337
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
05/23/2017		50,000	65,564
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		$100,000	102,848
Bank of Montreal (5.200% to
06/21/2012, then 3 month
CDOR + 1.000%)
06/21/2017	CAD	30,000	32,096
Bank of New York Mellon Corp.
0.584%, 01/31/2014 (P)		$420,000	420,601
Bank of Nova Scotia
2.250%, 01/22/2013		160,000	163,824
2.375%, 12/17/2013		270,000	275,771
3.340%, 03/25/2015	CAD	70,000	72,648
Bank One Corp.
5.250%, 01/30/2013		$200,000	213,111
Banque du Liban
10.000%, 04/25/2015		100,000	117,000
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	545,105
4.875%, 03/31/2013 to 08/13/2019		130,000	181,918
5.200%, 07/10/2014		$905,000	978,226
5.250%, 05/27/2014	EUR	50,000	72,369
5.750%, 08/17/2021	GBP	50,000	82,816
6.000%, 01/14/2021	EUR	75,000	101,535
6.750%, 05/22/2019		$280,000	314,647
BB&T Corp.
3.375%, 09/25/2013		45,000	47,028
5.700%, 04/30/2014		375,000	414,094
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	50,000	69,730
Berkshire Hathaway Finance Corp.
2.450%, 12/15/2015		$285,000	283,884
4.250%, 01/15/2021		455,000	454,380

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas
5.000%, 01/15/2021		$440,000	$443,632
5.250%, 12/17/2012	EUR	50,000	71,676
BNP Paribas, Series E
5.431%, 09/07/2017		50,000	73,459
Boardwalk Pipelines LP
5.500%, 02/01/2017		$155,000	163,993
Boston Properties LP
4.125%, 05/15/2021		145,000	138,812
BPCE SA
2.375%, 10/04/2013 (S)		860,000	860,464
BR Properties SA
9.000%, 10/07/2015 (S)		200,000	196,000
BTA Bank JSC
10.750%, 07/01/2018		150,000	160,125
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		275,000	258,453
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	259,301
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	283,594
11.625%, 06/15/2017		200,000	235,750
CIT Group, Inc.
7.000%, 05/01/2017		2,500,000	2,518,750
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	50,812
Citigroup Funding, Inc.
7.375%, 06/16/2014	EUR	50,000	76,098
Citigroup, Inc.
3.500%, 08/05/2015		110,000	147,781
4.587%, 12/15/2015		$440,000	459,132
5.375%, 08/09/2020		465,000	481,701
5.500%, 04/11/2013 to 10/15/2014		895,000	964,983
5.850%, 07/02/2013		225,000	243,397
6.125%, 05/15/2018		915,000	1,003,236
6.250%, 09/02/2019	GBP	70,000	120,348
6.400%, 03/27/2013	EUR	110,000	160,313
6.500%, 08/19/2013		$590,000	650,257
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
999.900%, 02/10/2019	EUR	40,000	52,009
Cloverie PLC for Zurich Insurance
Company (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		100,000	151,622
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	343,148
6.500%, 08/15/2016		140,000	154,208
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		210,000	214,997
3.625%, 10/14/2014	CAD	50,000	51,557
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$250,000	249,500
Credit Agricole SA
5.971%, 02/01/2018	EUR	100,000	148,805
Credit Agricole SA (5.000% to
06/01/2018, then 3 month
LIBOR + 1.970%)
(Q)	GBP	65,000	89,575
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	169,456
Credit Suisse/London
5.125%, 09/18/2017		125,000	182,783
6.125%, 08/05/2013		50,000	74,166

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	$268,169
Daimler Finance North America LLC
4.375%, 03/21/2013	EUR	100,000	142,743
Danske Bank A/S, Series E
6.000%, 03/20/2016 (P)		75,000	104,385
Dar Al-Arkan International Sukuk
Company
10.750%, 02/18/2015 (S)		$300,000	285,540
Deutsche Bank AG
4.875%, 09/24/2012	EUR	50,000	71,753
5.000%, 06/24/2020		100,000	138,670
5.125%, 01/31/2013		35,000	50,140
5.375%, 10/12/2012		$380,000	404,889
Discover Financial Services
10.250%, 07/15/2019		245,000	317,215
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	100,387
4.750%, 03/28/2011		75,000	103,740
DTEK Finance BV
9.500%, 04/28/2015		$100,000	105,250
9.500%, 04/28/2015 (S)		100,000	105,250
Duke Realty LP
6.250%, 05/15/2013		230,000	246,103
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)		375,000	379,688
E*Trade Financial Corp.
7.875%, 12/01/2015		450,000	452,250
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,559,460
EC Finance PLC
9.750%, 08/01/2017 (S)	EUR	275,000	428,029
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		$110,000	109,862
2.750%, 07/01/2013 (S)		95,000	96,422
5.250%, 10/01/2020 (S)		350,000	360,870
5.800%, 10/15/2012 (S)		387,000	412,845
ERP Operating LP
5.250%, 09/15/2014		145,000	158,861
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	491,272
Europcar Groupe SA
4.593%, 05/15/2013 (P) (S)		250,000	342,400
European Investment Bank
4.750%, 10/15/2017		535,000	805,759
6.500%, 08/07/2019	AUD	1,121,000	1,148,812
8.750%, 08/25/2017	GBP	320,000	673,361
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	77,536
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	60,411
6.000%, 07/15/2012		135,000	142,957
Fifth Third Bancorp
3.625%, 01/25/2016		395,000	396,641
6.250%, 05/01/2013		380,000	414,144
8.250%, 03/01/2038		270,000	325,410
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	108,782
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	36,731
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	154,232
4.625%, 02/22/2027		100,000	129,807
5.250%, 05/18/2015		145,000	213,762

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month EURIBOR
+1.600%)
09/15/2066		$135,000	$166,267
GE Capital UK Funding Company
5.625%, 12/12/2014	GBP	80,000	139,758
General Electric Capital Corp.
2.100%, 01/07/2014		$1,520,000	1,524,663
2.250%, 11/09/2015		390,000	378,018
3.500%, 08/13/2012		395,000	408,549
4.625%, 01/07/2021		355,000	352,780
5.300%, 02/11/2021		250,000	256,634
5.875%, 01/14/2038		450,000	451,477
6.875%, 01/10/2039		815,000	922,932
General Shopping Finance, Ltd.
10.000%, (S)		200,000	201,000
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	147,137
Hannover Finance Luxembourg SA
5.750%, 09/14/2040 (P)		50,000	66,192
HBOS PLC
4.375%, 10/30/2019 (P)		59,000	72,413
6.000%, 11/01/2033 (S)		$420,000	310,450
Health Care REIT, Inc.
4.700%, 09/15/2017		180,000	182,529
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	155,426
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	234,890
7.875%, 08/15/2014		145,000	163,025
Host Hotels & Resorts LP
6.750%, 06/01/2016		300,000	311,250
HSBC Bank Canada/Toronto
3.558%, 10/04/2017	CAD	60,000	60,783
HSBC Bank PLC
1.625%, 08/12/2013 (S)		$160,000	159,956
4.750%, 01/19/2021 (S)		555,000	555,206
HSBC Bank USA, Inc.
4.625%, 04/01/2014		100,000	106,187
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	341,688
HSBC Holdings PLC
4.875%, 01/15/2014		50,000	72,471
5.250%, 12/12/2012		$235,000	249,111
6.000%, 06/10/2019	EUR	50,000	73,857
6.250%, 03/19/2018		200,000	301,338
6.500%, 05/02/2036		$175,000	181,132
9.875%, 04/08/2018 (P)	GBP	60,000	108,495
HSBC Holdings PLC (3.625% to
06/29/2015, then 3 month
EURIBOR + 0.930%)
06/29/2020	EUR	125,000	165,682
HSBK Europe BV
7.250%, 05/03/2017		$100,000	103,000
7.750%, 05/13/2013		100,000	105,875
9.250%, 10/16/2013		200,000	219,540
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	576,125
10.250%, 06/15/2015 (S)		975,000	1,014,000
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	601,186
ICICI Bank, Ltd.
6.375%, 04/30/2022 (P)		$425,000	422,165
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	100,024

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	$418,297
Intergas Finance BV
6.375%, 05/14/2017		$200,000	209,446
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		200,000	215,700
6.625%, 11/15/2013		490,000	512,050
8.250%, 12/15/2020		750,000	834,375
8.625%, 09/15/2015 (S)		1,025,000	1,155,688
8.875%, 09/01/2017		475,000	541,500
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		420,000	405,295
3.875%, 04/01/2015	EUR	50,000	68,681
5.000%, 09/23/2019		50,000	67,484
6.625%, 05/08/2018		50,000	69,177
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month
EURIBOR + 1.000%)
06/26/2018		50,000	66,858
iPayment Investors LP, PIK
11.625%, 07/15/2014 (S)		$567,579	527,848
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		302,000	345,714
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	240,014
8.500%, 07/15/2019		80,000	94,616
John Deere Capital Corp.
4.950%, 12/17/2012		475,000	509,045
JPMorgan Chase & Company
0.961%, 02/26/2013 (P)		415,000	417,803
3.400%, 06/24/2015		1,470,000	1,490,392
3.700%, 01/20/2015		245,000	253,566
4.650%, 06/01/2014		905,000	967,081
5.250%, 01/14/2015	EUR	50,000	73,828
6.000%, 01/15/2018		$155,000	172,402
6.300%, 04/23/2019		95,000	106,746
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	150,000	202,751
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		$150,000	165,840
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	93,191
KeyCorp
3.750%, 08/13/2015		$935,000	946,732
Kilroy Realty LP
5.000%, 11/03/2015		225,000	225,077
6.625%, 06/01/2020		295,000	303,267
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	365,000	539,005
4.700%, 06/02/2037	CAD	245,000	250,029
5.500%, 12/07/2015	GBP	345,000	621,615
6.000%, 08/20/2020	AUD	277,000	272,761
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	76,587
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		$250,000	252,037
6.375%, 06/17/2016	EUR	110,000	162,006
6.500%, 03/24/2020		100,000	131,315
6.500%, 09/14/2020 (S)		$480,000	462,915

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Mack-Cali Realty LP
5.800%, 01/15/2016		$75,000	$78,592
7.750%, 08/15/2019		150,000	180,205
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		254,000	262,674
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	60,000	100,423
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	40,000	56,266
4.625%, 10/02/2013		80,000	112,926
5.450%, 02/05/2013		$350,000	372,915
7.750%, 05/14/2038		410,000	464,498
MetLife, Inc.
1.561%, 08/06/2013 (P)		350,000	356,006
Metropolitan Life Global Funding I
2.875%, 09/17/2012 (S)		80,000	81,808
4.625%, 05/16/2017	EUR	100,000	140,314
5.125%, 06/10/2014 (S)		$165,000	179,156
Morgan Stanley
1.903%, 01/24/2014 (P)		650,000	659,556
3.450%, 11/02/2015		245,000	242,065
4.000%, 07/24/2015		1,200,000	1,229,111
4.100%, 01/26/2015		885,000	911,334
4.200%, 11/20/2014		75,000	77,880
4.500%, 10/29/2014	EUR	150,000	209,712
4.900%, 02/23/2017	CAD	65,000	65,854
5.000%, 05/02/2019	EUR	150,000	202,874
5.125%, 11/30/2015	GBP	100,000	167,179
6.000%, 04/28/2015		$1,150,000	1,259,502
6.625%, 04/01/2018		100,000	110,539
7.300%, 05/13/2019		880,000	1,002,177
MU Finance PLC
8.375%, 02/01/2017 (S)		625,000	675,000
8.750%, 02/01/2017 (S)	GBP	50,000	88,598
Muenchener Rueckversicherungs AG
(5.767% to 06/12/2017, then 3 month
EURIBOR + 2.040%)
(Q)	EUR	100,000	129,715
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	320,186
4.500%, 06/23/2016 (P)	EUR	100,000	138,686
4.750%, 07/15/2016		75,000	108,097
5.375%, 12/08/2014	GBP	50,000	86,821
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		$105,000	97,969
National Rural Utilities
Cooperative Finance Corp.
1.125%, 11/01/2013		140,000	138,859
2.625%, 09/16/2012		185,000	189,748
Nationwide Building Society
3.750%, 01/20/2015	EUR	100,000	135,247
4.375%, 02/28/2022		250,000	335,813
5.625%, 09/09/2019	GBP	50,000	81,255
New York Life Funding
5.125%, 02/03/2015		50,000	85,788
New York Life Global Funding
2.250%, 12/14/2012 (S)		$420,000	429,495
4.375%, 01/19/2017	EUR	100,000	140,853
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		$130,000	133,401
Nordea Bank AB
1.750%, 10/04/2013 (S)		195,000	193,883
2.125%, 01/14/2014 (S)		200,000	199,782
2.500%, 11/13/2012 (S)		165,000	168,200

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank AB (continued)
4.500%, 03/26/2020	EUR	100,000	$133,280
Nordea Hypotek AB
3.500%, 01/18/2017		294,000	407,832
Nuveen Investments, Inc.
5.500%, 09/15/2015		$1,025,000	896,875
10.500%, 11/15/2015 (S)		350,000	357,875
10.500%, 11/15/2015		650,000	664,625
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		250,000	280,000
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,969
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)		475,000	479,750
Ono Finance II PLC
10.875%, 07/15/2019 (S)		150,000	161,250
11.125%, 07/15/2019 (S)	EUR	285,000	423,765
Paccar Financial Corp.
1.950%, 12/17/2012		$135,000	137,463
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	149,460
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		$500,000	527,823
PartnerRe Finance B LLC
5.500%, 06/01/2020		290,000	297,409
PHH Corp.
9.250%, 03/01/2016 (S)		275,000	298,375
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)		425,000	472,813
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
9.250%, 04/01/2015		200,000	208,500
10.625%, 04/01/2017		150,000	160,875
PNC Funding Corp.
4.375%, 08/11/2020		350,000	350,004
5.625%, 02/01/2017		115,000	123,871
6.700%, 06/10/2019		345,000	401,559
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	65,480
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	189,169
7.875%, 05/15/2014		385,000	445,640
8.875%, 05/15/2019		135,000	171,703
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	200,839
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	483,275
Provident Funding
Associates LP/PFG Finance Corp.
10.125%, 02/15/2019 (S)		125,000	128,750
10.250%, 04/15/2017 (S)		350,000	386,750
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	96,287
3.625%, 09/17/2012		325,000	335,441
4.750%, 09/17/2015		465,000	498,000
5.375%, 06/21/2020		140,000	147,705
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	200,000	271,891
RCI Banque SA
4.375%, 01/27/2015		28,000	39,414
8.125%, 05/15/2012		40,000	58,625
Realogy Corp.
11.500%, 04/15/2017 (S)		$425,000	452,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Reckson Operating Partnership LP
6.000%, 03/31/2016		$335,000	$352,241
Regency Centers LP
5.875%, 06/15/2017		120,000	130,175
6.000%, 06/15/2020		165,000	167,813
Regions Bank
7.500%, 05/15/2018		250,000	265,000
Regions Financial Corp.
5.750%, 06/15/2015		310,000	310,000
Reinsurance Group of America, Inc.
5.625%, 03/15/2017		35,000	36,868
6.450%, 11/15/2019		250,000	270,016
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	461,125
Rouse Company LP
6.750%, 11/09/2015		625,000	654,688
Rouse Company LP/TRC Co-Issuer, Inc.
6.750%, 05/01/2013 (H) (S)		100,000	103,625
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	571,046
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	60,000	63,545
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	85,345
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		$500,000	514,400
9.000%, 06/11/2014		100,000	114,000
Santander Issuances S.A. Unipersonal
(4.500% to 09/30/2014, then 3 month
EURIBOR + 0.860%)
09/30/2019	EUR	100,000	123,346
Santander Issuances S.A. Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019		100,000	125,813
Santander US Debt SA Unipersonal
2.991%, 10/07/2013 (S)		400,000	390,254
3.724%, 01/20/2015 (S)		400,000	385,142
Simon Property Group LP
4.200%, 02/01/2015		140,000	147,488
6.750%, 05/15/2014		155,000	174,370
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	89,199
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	132,920
5.050%, 11/14/2014		$75,000	75,012
5.125%, 08/27/2012		510,000	529,237
5.375%, 05/15/2014		500,000	515,529
6.250%, 01/25/2016		735,000	753,375
8.450%, 06/15/2018		965,000	1,061,500
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014	EUR	278,000	393,974
Societe Generale
2.500%, 01/15/2014 (S)		$305,000	303,207
3.500%, 01/15/2016 (S)		420,000	413,647
5.250%, 03/28/2013	EUR	100,000	145,026
6.125%, 08/20/2018		50,000	74,211
Springleaf Finance Corp.
6.900%, 12/15/2017		$350,000	314,125
Standard Bank PLC
8.125%, 12/02/2019		500,000	532,500

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered Bank
5.875%, 09/26/2017	EUR	200,000	$288,608
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$755,000	777,374
Sun Life Financial, Inc.
5.700%, 07/02/2019	CAD	60,000	66,407
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	109,658
5.500%, 05/26/2016	GBP	50,000	86,767
Synovus Financial Corp.
5.125%, 06/15/2017		$275,000	259,876
TAM Capital, Inc.
7.375%, 04/25/2017		200,000	203,000
The Allstate Corp.
7.450%, 05/16/2019		270,000	324,514
The Goldman Sachs Group, Inc.
1.311%, 02/07/2014 (P)		720,000	725,184
3.700%, 08/01/2015		1,465,000	1,485,860
3.750%, 02/04/2013	EUR	75,000	104,828
4.500%, 01/30/2017		150,000	205,027
5.125%, 10/16/2014		100,000	143,554
5.250%, 12/15/2015	GBP	10,000	16,841
6.000%, 06/15/2020		$215,000	230,355
6.150%, 04/01/2018		640,000	701,106
6.250%, 02/01/2041		350,000	356,181
6.750%, 10/01/2037		190,000	194,742
7.500%, 02/15/2019		545,000	642,014
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		860,000	876,614
5.375%, 09/30/2019	EUR	100,000	134,095
5.750%, 05/21/2014		50,000	72,347
6.000%, 05/10/2013		40,000	56,366
The Toronto-Dominion Bank
5.690%, 06/03/2018 (P)	CAD	75,000	82,542
The Travelers Companies, Inc.
5.900%, 06/02/2019		$175,000	194,737
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	160,125
7.250%, 02/02/2020 (S)		100,000	108,880
Toyota Motor Credit Corp.
3.200%, 06/17/2015		195,000	200,991
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		290,000	353,800
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	89,832
Tube City IMS Corp.
9.750%, 02/01/2015		$575,000	602,313
U.S. Bank NA (3.778% to 04/29/2015
then 3 month LIBOR + 2.003%)
04/29/2020		250,000	255,642
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019	EUR	100,000	139,067
UBS AG/London
6.000%, 04/18/2018		50,000	76,749
6.375%, 07/20/2016	GBP	25,000	44,291
UBS AG/Stamford CT
1.304%, 01/28/2014 (P)		$250,000	252,571
1.413%, 02/23/2012 (P)		250,000	252,093
4.875%, 08/04/2020		250,000	252,127
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	318,431
4.375%, 02/10/2014		50,000	69,916
5.750%, 09/26/2017		145,000	198,895

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA (continued)
6.100%, 02/28/2012		$24,000	$34,012
Unum Group
5.625%, 09/15/2020		$115,000	116,837
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	117,303
US Bancorp
1.375%, 09/13/2013		160,000	160,068
3.442%, 02/01/2016		515,000	514,804
US Bank NA
6.375%, 08/01/2011		305,000	312,447
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	231,750
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		585,000	612,086
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015		255,000	247,769
6.500%, 06/01/2016		45,000	47,182
VTB Capital SA
6.875%, 05/29/2018		350,000	374,500
Wachovia Corp.
5.750%, 02/01/2018		630,000	700,481
WEA Finance LLC/WT
Finance Australia Pty, Ltd.
6.750%, 09/02/2019 (S)		220,000	251,495
7.500%, 06/02/2014 (S)		175,000	199,975
Wells Fargo & Company
5.250%, 10/23/2012		235,000	250,510
Wells Fargo Bank NA
4.750%, 02/09/2015		520,000	550,422
Wells Fargo Financial Canada Corp.
4.330%, 12/06/2013	CAD	30,000	32,028
Westpac Banking Corp.
2.100%, 08/02/2013		$250,000	252,721
4.875%, 09/28/2012	EUR	75,000	107,600
5.000%, 10/21/2019	GBP	50,000	80,857
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		$354,385	414,630
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		320,000	338,179
WPP Finance UK
8.000%, 09/15/2014		65,000	75,666
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	EUR	50,000	69,524
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)		$290,000	299,489
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	450,000	665,998
Zions Bancorporation
7.750%, 09/23/2014		$215,000	233,756

			122,827,643
Health Care - 1.72%
Accellent, Inc.
8.375%, 02/01/2017		75,000	79,500
10.000%, 11/01/2017 (S)		600,000	594,000
AmerisourceBergen Corp.
5.625%, 09/15/2012		385,000	409,065
Bausch & Lomb, Inc.
9.875%, 11/01/2015		275,000	297,688
Bayer AG
5.625%, 05/23/2018	GBP	50,000	87,214
Biomet, Inc.
11.625%, 10/15/2017		$625,000	704,688

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Boston Scientific Corp.
4.500%, 01/15/2015		$320,000	$329,750
7.375%, 01/15/2040		400,000	443,616
Capella Healthcare, Inc.
9.250%, 07/01/2017 (S)		625,000	671,875
Cardinal Health, Inc.
4.625%, 12/15/2020		435,000	432,167
5.500%, 06/15/2013		250,000	270,080
Celgene Corp.
2.450%, 10/15/2015		175,000	169,698
Centene Corp.
7.250%, 04/01/2014		450,000	464,063
Community Health Systems, Inc.
8.875%, 07/15/2015		250,000	265,000
Crown NewCo 3 PLC
7.000%, 02/15/2018 (S)	GBP	100,000	166,629
Davita, Inc.
6.375%, 11/01/2018		$300,000	304,125
DaVita, Inc.
6.625%, 11/01/2020		325,000	329,469
Endo Pharmaceuticals Holdings, Inc.
7.000%, 12/15/2020 (S)		150,000	156,563
Express Scripts, Inc.
5.250%, 06/15/2012		400,000	419,427
6.250%, 06/15/2014		335,000	373,974
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		100,000	114,625
Giant Funding Corp.
8.250%, 02/01/2018 (S)		225,000	231,188
HCA, Inc.
8.500%, 04/15/2019		100,000	112,000
9.250%, 11/15/2016		300,000	324,000
HCA, Inc., PIK
9.625%, 11/15/2016		250,000	271,250
Labco SAS
8.500%, 01/15/2018 (S)	EUR	100,000	140,755
Life Technologies Corp.
3.375%, 03/01/2013		$175,000	180,164
3.500%, 01/15/2016		480,000	479,328
4.400%, 03/01/2015		460,000	480,017
LifePoint Hospitals, Inc.
6.625%, 10/01/2020 (S)		150,000	153,563
McKesson Corp.
3.250%, 03/01/2016		75,000	75,372
Medassets, Inc.
8.000%, 11/15/2018 (S)		300,000	308,250
Medco Health Solutions, Inc.
2.750%, 09/15/2015		360,000	357,114
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	139,192
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	538,125
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	219,750
Oncure Medical Corp.
11.750%, 05/15/2017 (S)		250,000	247,500
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		300,000	309,000
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	230,625
8.000%, 08/01/2020		525,000	540,750
8.875%, 07/01/2019		300,000	341,250
UHS Escrow Corp.
7.000%, 10/01/2018 (S)		100,000	102,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
United Surgical Partners
International, Inc.
8.875%, 05/01/2017		$450,000	$474,750
UnitedHealth Group, Inc.
3.875%, 10/15/2020		190,000	182,674
4.700%, 02/15/2021		200,000	203,820
Universal Hospital Services, Inc.
3.834%, 06/01/2015 (P)		200,000	192,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	104,500
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)		250,000	258,750
7.000%, 10/01/2020 (S)		350,000	361,813
Vanguard Health Holding
Company II LLC/Vanguard
Holding Company II, Inc.
7.750%, 02/01/2019 (S)		225,000	228,938
8.000%, 02/01/2018 (S)		225,000	230,625
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (S)		300,000	193,500
Warner Chilcott Company LLC
7.750%, 09/15/2018 (S)		1,100,000	1,157,750
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	280,786
WellPoint, Inc.
4.350%, 08/15/2020		270,000	269,373
6.000%, 02/15/2014		285,000	317,585
6.800%, 08/01/2012		250,000	269,647

			17,591,420
Industrials - 2.86%
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	141,250
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		330,000	354,750
Aguila 3 SA
7.875%, 01/31/2018 (S)		300,000	311,250
AGY Holding Corp.
11.000%, 11/15/2014		250,000	222,500
Air Jamaica, Ltd., Series REGS
9.375%, 07/08/2015		73,929	76,886
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	215,000
Ardagh Glass Finance PLC
7.125%, 06/15/2017	EUR	100,000	134,200
Associated Materials, Inc.
9.125%, 11/01/2017 (S)		$725,000	783,906
Atlantia SpA
5.625%, 05/06/2016	EUR	100,000	149,195
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	167,859
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$360,000	370,350
9.625%, 03/15/2018		75,000	83,813
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	497,250
Bombardier, Inc.
6.125%, 05/15/2021 (S)	EUR	100,000	134,200
7.250%, 11/15/2016		50,000	72,102
7.450%, 05/01/2034 (S)		$300,000	288,000
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	309,182
Case New Holland, Inc.
7.875%, 12/01/2017 (S)		950,000	1,061,625

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Cemex Espana Luxembourg
9.250%, 05/12/2020		$75,000	$77,250
Cie de St-Gobain
4.000%, 10/08/2018	EUR	100,000	136,177
Clondalkin Acquisition BV
2.302%, 12/15/2013 (P) (S)		$175,000	169,313
3.026%, 12/15/2013 (P) (S)	EUR	90,000	119,849
Coleman Cable, Inc.
9.000%, 02/15/2018		$325,000	338,813
Columbus McKinnon Corp.
7.875%, 02/01/2019 (S)		150,000	155,250
Commercial Vehicle Group, Inc., PIK
11.000%, 02/15/2013		344,951	369,098
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		178,480	205,252
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		243,094	268,618
Continental Airlines 2010 Class A Pass
Through Trust
4.750%, 01/12/2021		135,000	133,988
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		825,000	847,688
Continental Airlines, Inc., Series B
9.250%, 05/10/2017		94,986	100,685
Cooper US, Inc.
2.375%, 01/15/2016		150,000	147,448
CSX Corp.
5.750%, 03/15/2013		200,000	216,492
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	71,239
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		$73,215	82,367
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		120,000	122,100
Delta Air Lines, Inc.
6.821%, 08/10/2022		109,886	115,929
9.500%, 09/15/2014 (S)		359,000	391,310
12.250%, 03/15/2015 (S)		800,000	916,000
Deluxe Corp.
7.375%, 06/01/2015		600,000	625,500
DP World Sukuk, Ltd.
6.250%, 07/02/2017		300,000	291,000
6.250%, 07/02/2017 (S)		920,000	887,800
DP World, Ltd.
6.850%, 07/02/2037		200,000	176,000
Dycom Investments, Inc.
7.125%, 01/15/2021 (S)		375,000	382,969
Embraer Overseas, Ltd.
6.375%, 01/15/2020		175,000	184,625
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	140,134
Finmeccanica Finance SA
5.750%, 12/12/2018		135,000	200,795
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		$175,000	175,000
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		225,000	235,125
FTI Consulting, Inc.
7.750%, 10/01/2016		550,000	576,813
G4S PLC
7.750%, 05/13/2019	GBP	50,000	91,902

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	$268,750
GATX Corp.
3.500%, 07/15/2016		205,000	202,882
GATX Financial Corp.
5.500%, 02/15/2012		275,000	283,386
General Dynamics Corp.
1.800%, 07/15/2011		150,000	150,973
GeoEye, Inc.
9.625%, 10/01/2015		150,000	169,125
Gibraltar Industries, Inc.
8.000%, 12/01/2015		575,000	588,656
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	30,088
Grohe Holding GmbH
3.873%, 01/15/2014 (P)	EUR	150,000	206,992
8.625%, 10/01/2014 (S)		50,000	71,154
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		$325,000	360,750
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	250,000	375,174
Interline Brands, Inc.
7.000%, 11/15/2018		$375,000	389,063
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		400,000	437,000
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017		200,000	225,500
L-3 Communications Corp.
4.750%, 07/15/2020		475,000	476,114
L-3 Communications Corp., Series B
6.375%, 10/15/2015		200,000	206,500
Legrand SA
4.250%, 02/24/2017	EUR	100,000	137,433
MAN SE
7.250%, 05/20/2016		25,000	40,349
Manpower, Inc.
4.750%, 06/14/2013		50,000	68,914
Masco Corp.
6.125%, 10/03/2016		$125,000	127,934
7.125%, 03/15/2020		150,000	156,117
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	210,500
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	85,085
Nortek, Inc.
10.000%, 12/01/2018 (S)		$200,000	213,500
Obrascon Huarte Lain SA
7.375%, 04/28/2015	EUR	50,000	68,739
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		$100,000	104,625
OI European Group BV
6.750%, 09/15/2020 (S)	EUR	100,000	142,135
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	305,250
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		225,000	256,500
Ply Gem Industries, Inc.
8.250%, 02/15/2018 (S)		400,000	409,500
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018		500,000	544,375
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	369,250

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	50,000	$70,063
5.750%, 03/31/2016	GBP	50,000	83,021
Republic Services, Inc.
6.750%, 08/15/2011		$125,000	127,909
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	47,368
Roper Industries, Inc.
6.250%, 09/01/2019		$335,000	371,517
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)		250,000	287,500
RSC Equipment Rental, Inc./RSC
Holdings III LLC
8.250%, 02/01/2021 (S)		50,000	52,875
SCF Capital LTD
5.375%, 10/27/2017		200,000	194,500
Securitas AB
6.500%, 04/02/2013	EUR	50,000	73,889
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	352,625
Sequa Corp., PIK
13.500%, 12/01/2015 (S)		125,000	138,438
Southwest Airlines Company
5.125%, 03/01/2017		385,000	400,761
6.500%, 03/01/2012		410,000	430,375
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	132,813
SPX Corp.
6.875%, 09/01/2017 (S)		250,000	268,750
Stena AB
6.125%, 02/01/2017	EUR	85,000	113,190
Terex Corp.
8.000%, 11/15/2017		$350,000	366,625
10.875%, 06/01/2016		25,000	29,250
The Manitowoc Company, Inc.
8.500%, 11/01/2020		175,000	190,313
TransDigm, Inc.
7.750%, 12/15/2018 (S)		475,000	511,813
Travelport LLC
11.875%, 09/01/2016		125,000	117,656
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	110,250
United Rentals North America, Inc.
8.375%, 09/15/2020		450,000	476,438
10.875%, 06/15/2016		500,000	581,250
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		105,000	105,263
USG Corp.
8.375%, 10/15/2018 (S)		125,000	131,172
Valmont Industries, Inc.
6.625%, 04/20/2020		200,000	209,817
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	82,061
Voto-Votorantim, Ltd.
5.250%, 04/28/2017 (S)		50,000	68,639
Waste Management, Inc.
4.750%, 06/30/2020		$385,000	394,601
6.100%, 03/15/2018		335,000	376,388
7.375%, 05/15/2029		15,000	17,878
WCA Waste Corp.
9.250%, 06/15/2014		400,000	413,000

			29,336,168

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.87%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020		$275,000	$287,375
8.125%, 12/15/2017		100,000	106,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	139,472
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	70,873
5.000%, 07/15/2020		145,000	147,159
Alcatel-Lucent
6.375%, 04/07/2014	EUR	80,000	115,088
Anixter, Inc.
10.000%, 03/15/2014		$300,000	346,875
Aspect Software, Inc.
10.625%, 05/15/2017 (S)		150,000	159,750
Avaya, Inc.
7.000%, 04/01/2019 (S)		200,000	198,000
9.750%, 11/01/2015		50,000	51,750
Avaya, Inc., PIK
10.125%, 11/01/2015		725,000	750,375
Broadcom Corp.
1.500%, 11/01/2013 (S)		100,000	99,278
2.375%, 11/01/2015 (S)		135,000	130,666
Brocade Communications Systems, Inc.
6.875%, 01/15/2020		25,000	26,813
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015		575,000	625,313
CDW LLC/CDW Finance Corp., PIK
11.500%, 10/12/2015		325,000	352,625
CommScope, Inc.
8.250%, 01/15/2019 (S)		425,000	440,938
Equinix, Inc.
8.125%, 03/01/2018		275,000	298,375
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017		325,000	358,313
7.875%, 07/15/2020		200,000	222,000
First Data Corp.
9.875%, 09/24/2015		225,000	226,938
12.625%, 01/15/2021 (S)		1,350,000	1,414,125
First Data Corp., PIK
10.550%, 09/24/2015		250,000	265,625
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	141,738
NXP BV/NXP Funding LLC
9.500%, 10/15/2015		150,000	160,125
9.750%, 08/01/2018 (S)		225,000	257,063
Open Solutions, Inc.
9.750%, 02/01/2015 (S)		150,000	99,375
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	79,031
10.625%, 05/15/2015		175,000	193,813
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	72,363
5.375%, 06/27/2017		50,000	74,210
Viasat, Inc.
8.875%, 09/15/2016		$150,000	160,125
Xerox Corp.
5.500%, 05/15/2012		35,000	36,771
5.650%, 05/15/2013		270,000	292,084
6.350%, 05/15/2018		350,000	397,289
8.250%, 05/15/2014		130,000	152,125

			8,950,338

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials - 2.89%
AK Steel Corp.
7.625%, 05/15/2020		$300,000	$306,000
Akzo Nobel NV
7.250%, 03/27/2015	EUR	100,000	157,019
Allegheny Technologies, Inc.
5.950%, 01/15/2021		$135,000	142,725
9.375%, 06/01/2019		165,000	205,905
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	344,500
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	211,950
4.450%, 09/27/2020 (S)		200,000	201,110
AngloGold Holdings PLC
5.375%, 04/15/2020		520,000	529,229
ArcelorMittal
3.750%, 08/05/2015		150,000	151,503
5.375%, 06/01/2013		800,000	858,251
9.375%, 06/03/2016	EUR	100,000	168,669
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		$225,000	239,625
Ball Corp.
7.375%, 09/01/2019		250,000	271,875
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		305,000	339,007
Berry Plastics Corp.
9.750%, 01/15/2021 (S)		475,000	476,188
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	EUR	50,000	71,123
Boise Paper Holdings LLC/Boise Co-
Issuer Company
8.000%, 04/01/2020		$150,000	165,375
Boise Paper Holdings LLC/Boise
Finance Company
9.000%, 11/01/2017		200,000	223,000
BWAY Holding Company
10.000%, 06/15/2018 (S)		250,000	277,500
Cascades, Inc.
7.750%, 12/15/2017		225,000	235,406
7.875%, 01/15/2020		150,000	156,563
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)		85,000	81,675
5.125%, 07/09/2013		80,000	83,756
Cemex Finance LLC
9.500%, 12/14/2016 (S)		905,000	971,065
Cemex SAB de CV
9.000%, 01/11/2018 (S)		200,000	207,000
CF Industries, Inc.
6.875%, 05/01/2018		425,000	469,359
China Oriental Group Company, Ltd.
8.000%, 08/18/2015 (S)		200,000	208,000
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		100,000	101,300
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)		150,000	155,625
10.625%, 06/15/2016		200,000	228,500
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		145,000	136,891
7.500%, 01/15/2019 (S)		230,000	279,215
CRH America, Inc.
5.300%, 10/15/2013		140,000	149,702
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	152,355
Crown European Holdings SA
7.125%, 08/15/2018		50,000	73,482
7.125%, 08/15/2018 (S)		225,000	330,670

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Domtar Corp.
9.500%, 08/01/2016		$50,000	$60,000
Evraz Group SA
8.875%, 04/24/2013		200,000	218,000
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		287,000	305,655
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		475,000	492,813
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		370,000	410,700
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)		50,000	51,750
8.250%, 05/01/2016 (S)		75,000	84,563
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	322,500
9.500%, 06/15/2017		350,000	388,500
Heidelbergcement AG
8.000%, 01/31/2017	EUR	175,000	265,882
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
8.875%, 02/01/2018		$250,000	268,438
9.000%, 11/15/2020 (S)		175,000	186,156
Holcim US Finance
6.000%, 12/30/2019 (S)		555,000	577,372
Huntsman International LLC
8.625%, 03/15/2020		100,000	111,000
8.625%, 03/15/2021 (S)		700,000	777,000
Inversiones Cmpc SA
4.750%, 01/19/2018 (S)		235,000	226,137
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	450,000	704,809
Koppers, Inc.
7.875%, 12/01/2019		$150,000	162,750
Lafarge SA
5.000%, 04/13/2018	EUR	100,000	133,579
6.150%, 07/15/2011		$340,000	345,997
LBI Escrow Corp.
8.000%, 11/01/2017	EUR	89,850	138,247
Linde Finance BV
6.500%, 01/29/2016	GBP	65,000	118,223
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		$250,000	281,406
11.000%, 05/01/2018		800,000	918,000
Mercer International, Inc.
9.500%, 12/01/2017 (S)		300,000	324,000
Metals USA, Inc.
11.125%, 12/01/2015		175,000	185,938
Momentive Performance Materials, Inc.
9.000%, 01/15/2021 (S)		175,000	186,156
11.500%, 12/01/2016		425,000	461,125
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	425,000	630,465
Novelis, Inc.
8.750%, 12/15/2020 (S)		$475,000	523,688
PolyOne Corp.
7.375%, 09/15/2020		200,000	212,000
POSCO
4.250%, 10/28/2020 (S)		175,000	161,894
Praxair, Inc.
2.125%, 06/14/2013		340,000	346,878
Rexam PLC (6.750% to 06/292017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	150,000	202,335
Rhodia SA
6.875%, 09/15/2020 (S)		$200,000	204,750

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		$670,000	$811,140
Ryerson Holding Corp.
zero coupon, 02/01/2015		1,775,000	940,750
Ryerson, Inc.
12.000%, 11/01/2015		600,000	645,000
Sappi Papier Holding AG
6.750%, 06/15/2012 (S)		100,000	104,250
Severstal Columbus LLC
10.250%, 02/15/2018		375,000	408,750
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017 (S)		175,000	166,487
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017 (S)	EUR	125,000	182,843
7.750%, 11/15/2019 (S)		254,000	375,043
Solo Cup Company
8.500%, 02/15/2014		$225,000	191,813
10.500%, 11/01/2013		350,000	357,000
Solutia, Inc.
7.875%, 03/15/2020		325,000	357,500
8.750%, 11/01/2017		325,000	359,531
Southern Copper Corp.
5.375%, 04/16/2020		80,000	82,124
7.500%, 07/27/2035		200,000	222,680
Steel Capital SA
9.750%, 07/29/2013 (S)		250,000	281,250
Steel Dynamics, Inc.
6.750%, 04/01/2015		25,000	25,563
7.625%, 03/15/2020		100,000	107,500
7.750%, 04/15/2016		50,000	53,125
Teck Resources, Ltd.
3.850%, 08/15/2017		35,000	35,332
4.500%, 01/15/2021		110,000	110,973
9.750%, 05/15/2014		25,000	30,579
10.250%, 05/15/2016		80,000	97,400
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	326,625
The Dow Chemical Company
2.500%, 02/15/2016		470,000	453,371
8.550%, 05/15/2019		775,000	982,066
Vale Overseas, Ltd.
6.250%, 01/23/2017		405,000	456,487
6.875%, 11/10/2039		100,000	107,854
Vedanta Resources PLC
9.500%, 07/18/2018 (S)		600,000	661,500
Verso Paper Holdings LLC
11.500%, 07/01/2014		125,000	137,813
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		200,000	200,000

			29,622,173
Telecommunication Services - 3.56%
America Movil SAB de CV
3.625%, 03/30/2015		150,000	154,248
5.625%, 11/15/2017		110,000	120,016
5.750%, 01/15/2015		190,000	209,789
6.375%, 03/01/2035		600,000	644,312
8.460%, 12/18/2036	MXN	1,000,000	72,475
American Tower Corp.
4.500%, 01/15/2018		$155,000	153,644
4.625%, 04/01/2015		200,000	208,631
5.050%, 09/01/2020		135,000	132,606
7.250%, 05/15/2019		610,000	693,516
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	133,826

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc.
5.875%, 04/28/2017	GBP	50,000	$87,953
6.300%, 01/15/2038		$690,000	716,354
6.550%, 02/15/2039		85,000	90,562
6.700%, 11/15/2013		115,000	130,147
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	108,785
British Telecommunications PLC
5.150%, 01/15/2013		$175,000	186,752
6.500%, 07/07/2015	EUR	50,000	77,003
8.625%, 03/26/2020	GBP	20,000	39,554
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		$425,000	423,406
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		250,000	270,000
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)		380,000	419,425
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	459,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		1,400,000	1,526,000
Clearwire
Communications LLC/Clearwire
Finance, Inc.
12.000%, 12/01/2017 (S)		325,000	351,000
COX Communications, Inc.
7.125%, 10/01/2012		171,000	186,135
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		800,000	816,000
10.000%, 07/15/2015		425,000	468,563
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	46,239
7.125%, 09/26/2012	GBP	30,000	52,371
8.125%, 05/29/2012	EUR	35,000	52,000
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$280,000	291,200
8.875%, 01/15/2015		100,000	104,000
10.500%, 04/15/2018 (S)		1,000,000	1,140,000
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	391,875
Discovery Communications LLC
3.700%, 06/01/2015		350,000	362,797
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		1,000,000	1,106,250
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (S)		450,000	462,375
11.250%, 06/15/2016		325,000	347,750
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)		225,000	246,938
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		325,000	333,938
Koninklijke KPN NV
5.750%, 03/18/2016	GBP	50,000	86,813
7.500%, 02/04/2019	EUR	50,000	83,962
Level 3 Financing, Inc.
8.750%, 02/15/2017		$200,000	196,500
9.250%, 11/01/2014		300,000	309,750
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		575,000	607,344
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	EUR	100,000	143,515
NBCUniversal Media LLC
2.100%, 04/01/2014 (S)		$305,000	301,342

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
NBCUniversal Media LLC (continued)
5.150%, 04/30/2020 (S)		$920,000	$947,702
5.950%, 04/01/2041 (S)		290,000	285,594
Nexstar Finance Holdings LLC
11.375%, 04/01/2013		162,798	163,612
Nextel Communications, Inc.
5.950%, 03/15/2014		325,000	326,625
Nextel Communications, Inc., Series D
7.375%, 08/01/2015		625,000	626,563
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	191,525
NII Capital Corp.
8.875%, 12/15/2019		224,000	247,520
10.000%, 08/15/2016		1,131,000	1,280,858
OTE PLC
4.625%, 05/20/2016	EUR	500,000	604,273
Paetec Holding Corp.
8.875%, 06/30/2017		$375,000	406,875
Qwest Communications
International, Inc., Series B
7.500%, 02/15/2014		450,000	456,750
Qwest Corp.
7.500%, 10/01/2014		175,000	200,375
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	26,746
6.250%, 06/15/2013		$145,000	160,614
Royal KPN NV
4.500%, 03/18/2013	EUR	80,000	114,539
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	266,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016		25,000	27,250
8.250%, 08/15/2019		150,000	165,375
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	292,671
Sprint Capital Corp.
6.875%, 11/15/2028		175,000	157,719
8.750%, 03/15/2032		800,000	832,000
Sprint Nextel Corp.
8.375%, 08/15/2017		1,225,000	1,358,219
Sunrise Communications
International SA
7.000%, 12/31/2017 (S)	EUR	100,000	146,620
Telecom Italia Capital SA
5.250%, 11/15/2013		$785,000	820,305
6.175%, 06/18/2014		195,000	207,549
6.200%, 07/18/2011		90,000	91,718
Telecom Italia Finance SA
6.875%, 01/24/2013	EUR	130,000	191,808
Telecom Italia SpA
5.250%, 02/10/2022		50,000	65,518
8.250%, 03/21/2016		110,000	174,644
Telefonica Emisiones SAU
2.582%, 04/26/2013		$125,000	125,895
3.661%, 09/18/2017	EUR	100,000	130,398
3.992%, 02/16/2016		$515,000	517,038
4.674%, 02/07/2014	EUR	50,000	70,958
4.693%, 11/11/2019		50,000	67,927
5.375%, 02/02/2018	GBP	50,000	81,882
5.431%, 02/03/2014	EUR	100,000	144,975
5.855%, 02/04/2013		$170,000	181,486
5.877%, 07/15/2019		370,000	388,893
5.984%, 06/20/2011		20,000	20,312
6.221%, 07/03/2017		440,000	479,198

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	68,000	$103,829
Telesat Canada
11.000%, 11/01/2015		$500,000	561,250
12.500%, 11/01/2017		350,000	421,313
Telus Corp.
4.950%, 03/15/2017	CAD	25,000	26,879
Thomson Reuters Corp.
5.200%, 12/01/2014		40,000	44,226
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	149,315
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$425,000	432,438
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		350,000	381,500
UPC Holding BV
8.375%, 08/15/2020 (S)	EUR	275,000	400,358
9.875%, 04/15/2018 (S)		$275,000	305,250
Verizon Global Funding Corp.
7.750%, 12/01/2030		135,000	165,673
Verizon Virginia, Inc.
4.625%, 03/15/2013		865,000	915,566
Verizon Wireless Capital LLC
3.750%, 05/20/2011		200,000	201,421
Virgin Media Finance PLC
9.500%, 08/15/2016		725,000	836,469
Virgin Media Secured Finance PLC
5.250%, 01/15/2021 (S)		200,000	202,321
Vodafone Group PLC
5.625%, 02/27/2017		205,000	227,946
West Corp.
7.875%, 01/15/2019 (S)		300,000	307,875
8.625%, 10/01/2018 (S)		650,000	689,000
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		425,000	438,813
11.750%, 07/15/2017	EUR	50,000	79,347
11.750%, 07/15/2017 (S)		65,000	103,151
11.750%, 07/15/2017 (S)		$500,000	573,750
Windstream Corp.
8.625%, 08/01/2016		325,000	343,688

			36,504,818
Utilities - 2.30%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		720,000	745,109
AES Andres Dominicana/Itabo
Dominicana
9.500%, 11/12/2020		200,000	214,500
AGL Capital Corp.
5.250%, 08/15/2019		300,000	316,444
Alabama Power Company
4.850%, 12/15/2012		100,000	106,901
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	390,029
8.250%, 04/15/2012 (S)		95,000	101,468
Appalachian Power Company
5.650%, 08/15/2012		170,000	179,858
6.375%, 04/01/2036		245,000	258,430
Black Hills Corp.
6.500%, 05/15/2013		235,000	253,739
9.000%, 05/15/2014		115,000	131,489
Calpine Corp.
7.500%, 02/15/2021 (S)		300,000	306,750
7.875%, 07/31/2020 (S)		475,000	502,313

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Centerpoint Energy Resources Corp.
5.850%, 01/15/2041 (S)		$140,000	$139,969
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	86,736
7.125%, 12/09/2013	EUR	50,000	76,916
CEZ AS
5.750%, 05/26/2015		50,000	75,432
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$200,000	200,500
CMS Energy Corp.
4.250%, 09/30/2015		110,000	110,528
6.250%, 02/01/2020		105,000	110,347
Constellation Energy Group, Inc.
5.150%, 12/01/2020		560,000	561,316
Consumers Energy Company
6.000%, 02/15/2014		160,000	175,521
Dominion Resources, Inc.
2.250%, 09/01/2015		160,000	156,089
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		425,000	398,469
E.CL SA
5.625%, 01/15/2021 (S)		100,000	98,118
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	121,289
5.750%, 05/07/2020		60,000	93,700
6.000%, 10/30/2019	GBP	50,000	89,076
EDF SA
6.250%, 01/25/2021	EUR	50,000	80,482
6.875%, 12/12/2022	GBP	50,000	94,603
EDP Finance BV
4.900%, 10/01/2019 (S)		$355,000	323,135
Electricite de France
4.600%, 01/27/2020 (S)		300,000	309,093
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	257,792
6.000%, 10/07/2039 (S)		750,000	685,170
Enel SpA
5.250%, 01/14/2015	EUR	105,000	153,812
6.250%, 06/20/2019	GBP	50,000	86,274
Enogex LLC
6.250%, 03/15/2020 (S)		$175,000	187,873
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	334,934
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)		550,000	536,250
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		560,000	589,100
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	76,871
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		425,000	456,875
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	63,514
5.250%, 07/09/2014		100,000	142,259
GDF Suez
5.625%, 01/18/2016		75,000	114,624
Georgia Power Company
4.750%, 09/01/2040		$480,000	436,784
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	50,345
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		$250,000	302,550

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Kentucky Utilities Company
1.625%, 11/01/2015 (S)		$95,000	$90,824
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	196,194
LG&E and KU Energy LLC
2.125%, 11/15/2015 (S)		350,000	335,427
Majapahit Holding BV
7.750%, 01/20/2020		550,000	620,125
8.000%, 08/07/2019 (S)		100,000	113,750
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	306,575
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	48,731
National Grid Gas PLC
6.000%, 06/07/2017	GBP	10,000	17,917
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	90,104
6.500%, 04/22/2014		50,000	75,964
National Power Corp.
4.563%, 08/23/2011 (P) (S)		$200,000	201,000
6.875%, 11/02/2016		100,000	114,809
9.625%, 05/15/2028		135,000	178,200
Nevada Power Company
6.650%, 04/01/2036		410,000	465,738
6.750%, 07/01/2037		245,000	278,695
8.250%, 06/01/2011		250,000	254,616
NiSource Finance Corp.
6.150%, 03/01/2013		145,000	157,213
6.250%, 12/15/2040		185,000	190,840
10.750%, 03/15/2016		185,000	242,212
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	400,011
Northern States Power Company
5.350%, 11/01/2039		60,000	60,871
NRG Energy, Inc.
7.625%, 01/15/2018 (S)		750,000	780,938
8.250%, 09/01/2020 (S)		450,000	473,625
NV Energy, Inc.
6.250%, 11/15/2020		85,000	86,774
Ohio Power Company
5.750%, 09/01/2013		195,000	213,016
PacifiCorp
6.250%, 10/15/2037		100,000	111,148
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	238,378
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	14,911
PNM Resources, Inc.
9.250%, 05/15/2015		550,000	617,375
Progress Energy, Inc.
4.400%, 01/15/2021		460,000	457,504
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	217,299
Public Service Electric & Gas Company
5.500%, 03/01/2040		155,000	158,382
5.700%, 12/01/2036		285,000	296,749
RRI Energy, Inc.
7.875%, 06/15/2017		125,000	125,313
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	248,128
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	53,183
6.625%, 01/31/2019	EUR	50,000	81,381

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company
6.000%, 06/01/2039		$175,000	$194,171
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	39,174
Sempra Energy
6.000%, 10/15/2039		$280,000	290,110
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	96,143
Sierra Pacific Power Compnay
5.450%, 09/01/2013		$190,000	206,901
Suez Environnement SA
6.250%, 04/08/2019	EUR	100,000	159,519
Tampa Electric Company
6.150%, 05/15/2037		$230,000	248,883
Teco Finance, Inc.
5.150%, 03/15/2020		345,000	357,136
6.572%, 11/01/2017		37,000	41,975
The AES Corp.
7.750%, 03/01/2014		50,000	54,375
9.750%, 04/15/2016		500,000	581,250
United Maritime Group LLC
11.750%, 06/15/2015		250,000	257,500
Veolia Environnement
4.875%, 05/28/2013	EUR	85,000	123,058
5.250%, 06/03/2013		$360,000	386,364
5.875%, 02/01/2012	EUR	30,000	42,870
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	224,493
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	244,796
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	195,309

			23,641,323

TOTAL CORPORATE BONDS (Cost $371,721,225)			$394,551,748

CAPITAL PREFERRED SECURITIES - 0.30%
Consumer Staples - 0.04%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	405,563
Financials - 0.26%
BAC Capital Trust VI
5.625%, 03/08/2035		445,000	385,889
BB&T Capital Trust II
6.750%, 06/07/2036		180,000	184,168
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%)
02/17/2037		425,000	425,000
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		900,000	942,250
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	120,638
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		245,000	251,189
The Goldman Sachs Capital I
6.345%, 02/15/2034		324,000	317,283
USB Capital XIII Trust
6.625%, 12/15/2039		75,000	78,932

			2,705,349

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,970,781)			$3,110,912

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.02%
Telecommunication Services - 0.02%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	$225,000	$218,813

TOTAL CONVERTIBLE BONDS (Cost $146,926)		$218,813

MUNICIPAL BONDS - 0.38%
Arizona - 0.01%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041	155,000	140,050
California - 0.06%
Bay Area Toll Authority
6.263%, 04/01/2049	200,000	202,348
East Bay Municipal Utility District
5.874%, 06/01/2040	60,000	60,194
Los Angeles Department of Airports
7.053%, 05/15/2040	185,000	193,055
San Diego County Water Authority
6.138%, 05/01/2049	100,000	99,968

		555,565
Colorado - 0.02%
Regional Transportation District
5.000%, 11/01/2038	195,000	194,117
District of Columbia - 0.02%
District of Columbia
5.250%, 12/01/2034	200,000	206,936
5.591%, 12/01/2034	40,000	39,719

		246,655
Guam - 0.01%
Guam Power Authority
7.500%, 10/01/2015	110,000	112,526
Illinois - 0.08%
Chicago Illinois O’Hare International
Airport
6.395%, 01/01/2040	150,000	144,176
Chicago Illinois Transit Authority,
Series A
6.899%, 12/01/2040	245,000	236,246
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	165,000	164,327
State of Illinois
4.961%, 03/01/2016	315,000	315,387

		860,136
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	113,617
Maryland - 0.01%
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	127,695
New York - 0.06%
City of New York
5.846%, 06/01/2040	95,000	93,370
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	62,755
New York City Housing
Development Corp.
6.420%, 11/01/2027	100,000	104,593
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	95,000	97,064

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
Tompkins County Industrial
Development Agency
5.000%, 07/01/2037	$195,000	$195,854

		553,636
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	63,622
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	258,986
Texas - 0.02%
Texas State Transportation Commission,
Series B
5.178%, 04/01/2030	190,000	189,945
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	135,000	140,037
Virginia - 0.02%
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	33,443
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	209,381

		242,824
West Virginia - 0.01%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	67,500	46,798

TOTAL MUNICIPAL BONDS (Cost $3,878,437)		$3,846,209

TERM LOANS (M) - 1.82%
Consumer Discretionary - 0.61%
Adesa, Inc.
3.020%, 10/18/2013	281,551	280,998
Anchor Glass Container Corp.
6.000%, 03/02/2016	225,562	226,266
CCM Merger, Inc.
- 02/11/2017 (T)	350,000	354,266
8.500%, 07/13/2012	259,486	261,107
Charter Communications Operating LLC
3.560%, 09/06/2016	150,000	150,352
7.250%, 03/06/2014	181,976	183,477
Claire’s Stores, Inc.
- 05/29/2014 (T)	300,000	292,232
Clear Channel Communications, Inc.
3.912%, 01/28/2016	530,214	485,411
CSC Holdings, Inc.
1.010%, 02/24/2012	328,108	326,468
Federal Mogul Corp.
2.198%, 12/28/2015	83,811	81,389
2.198%, 12/29/2014	164,270	159,522
Ford Motor Company
3.020%, 12/16/2013	116,352	116,302
Getty Images, Inc.
5.250%, 11/07/2016	149,625	151,449
Las Vegas Sands LLC
- 11/23/2016 (T)	350,000	348,313
New Customer Service
9.500%, 03/22/2017	475,000	486,875
OSI Restaurant Partners, Inc.
2.494%, 06/14/2013	34,060	33,464
2.625%, 06/14/2014	408,649	401,498

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Six Flags Theme Parks, Inc.
5.500%, 06/30/2016	$341,883	$344,661
The ServiceMaster Company
2.760%, 07/24/2014	22,467	22,116
2.775%, 07/24/2014	225,605	222,080
Univision Communications, Inc.
4.512%, 03/31/2017	1,075,000	1,048,573
Weather Channel Company
4.250%, 02/13/2017	225,000	227,081

		6,203,900
Consumer Staples - 0.02%
Del Monte Corp.
- 02/26/2018 (T)	250,000	251,563
Financials - 0.28%
Asurion Corp.
6.764%, 07/03/2015	308,190	304,723
HUB International Holdings, Inc.
2.803%, 06/13/2014	198,486	197,692
2.803%, 06/13/2014	44,616	44,438
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	251,563
Nuveen Investments, Inc.
3.304%, 11/13/2014	747,867	725,120
5.802%, 05/12/2017	810,942	807,901
Pinafore LLC
- 09/29/2016 (T)	295,986	297,096
Pinnacle Foods Finance LLC
2.760%, 04/02/2014	241,549	240,643

		2,869,176
Health Care - 0.23%
Bausch & Lomb, Inc.
3.512%, 04/24/2015	47,389	47,448
3.543%, 04/24/2015	195,171	193,829
Biomet, Inc.
3.293%, 03/25/2015	200,000	199,781
Community Health Systems, Inc.
- 01/25/2017 (T)	250,000	250,545
HCA, Inc.
1.553%, 11/19/2012	329,981	328,180
2.553%, 11/18/2013	250,000	249,167
Health Management Associates, Inc.
2.053%, 02/28/2014	232,127	230,322
IASIS Healthcare LLC
5.554%, 06/13/2014	662,048	651,841
Warner Chilcott Company LLC
6.250%, 04/30/2015	248,120	249,826

		2,400,939
Industrials - 0.08%
AWAS
7.750%, 06/10/2016	539,000	553,486
DAE Aviation Holdings, Inc.
5.310%, 07/31/2014	122,052	122,968
5.310%, 07/31/2014	126,370	127,318

		803,772
Information Technology - 0.28%
Attachmate Corp.
- 02/25/2017 (T)	175,000	173,250
CommScope, Inc.
5.000%, 01/14/2018	475,000	481,927
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	299,250	301,804

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
First Data Corp.
3.012%, 09/24/2014	$355,302	$336,366
3.012%, 09/24/2014	1,051,255	995,347
Skype Technologies SA
7.000%, 02/23/2015	168,438	168,647
Softlayer Technologies, Inc.
7.250%, 10/15/2016	375,000	378,438

		2,835,779
Materials - 0.12%
Arizona Chemical, Inc.
6.750%, 11/21/2016	247,340	249,865
Global Brass and Copper, Inc.
10.251%, 07/29/2015	349,083	363,047
Novelis, Inc.
5.250%, 12/19/2016	650,000	657,661

		1,270,573
Telecommunication Services - 0.16%
Intelsat Jackson Holdings SA
3.303%, 02/02/2014	250,000	241,875
5.250%, 04/02/2018	925,000	931,215
Syniverse Technologies, Inc.
5.250%, 12/21/2017	475,000	479,948

		1,653,038
Utilities - 0.04%
New Development Holdings, Inc.
7.000%, 07/03/2017	370,234	373,704

TOTAL TERM LOANS (Cost $17,702,923)		$18,662,444

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.78%
Commercial & Residential - 1.53%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	370,681
Banc of America
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	78,117	78,496
Series 2005-3, Class A2,
4.501%, 07/10/2043	268,030	268,173
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	831,502
Series 2007-1, Class AAB,
5.422%, 01/15/2049	300,000	315,917
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.788%, 02/25/2034 (P)	87,697	80,817
Series 2004-D, Class 2A2,
2.956%, 05/25/2034 (P)	48,522	45,629
Series 2005-J, Class 2A1,
3.123%, 11/25/2035 (P)	273,089	227,877
Series 2004-H, Class 2A2,
3.170%, 09/25/2034 (P)	116,388	111,728
Series 2004-I, Class 3A2,
4.807%, 10/25/2034 (P)	28,372	27,981
Series 2005-J, Class 3A1,
5.249%, 11/25/2035 (P)	127,077	117,386
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	375,875	391,313

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	$320,000	$332,243
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,243,541
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	525,936
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	680,497
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	46,495
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	250,000	265,212
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	183,774
Series 2008-LS1, Class A3
6.013%, 12/10/2049 (P)	1,225,000	1,292,220
Series 2007-C9, Class A4
5.815%, 12/10/2049 (P)	580,000	633,644
Series 2005-C2, Class A4
4.832%, 04/15/2037	575,000	606,278
Series 2001-1, Class A2
6.531%, 05/15/2033	68,494	68,442
Series 2001-C2, Class A2
6.700%, 04/15/2034	22,624	22,667
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	143,740	144,576
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	256,488
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	112,646	116,688
Series 2010, Class C2
5.162%, 12/10/2043 (P) (S)	665,000	697,961
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	165,000	159,380
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	476,336	499,072
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	46,938	47,211
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	85,123	86,094
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	290,000	308,204
Series 2007-C1, Class A4,
5.716%, 02/15/2051	270,000	285,449
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	486,177
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	140,391
Series 2003-C8, Class A3,
4.830%, 11/15/2027	347,026	358,173
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	333,158

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2007-C2, Class A3,
5.430%, 02/15/2040	$50,000	$53,360
Series 2007-C1, Class A4
5.827%, 06/12/2050 (P)	815,000	884,823
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	412,041	425,275
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	245,000	260,424
Series 2007-T27, Class A1,
5.606%, 06/11/2042	296,213	302,875
Series 2006-T23, Class A1,
5.682%, 08/12/2041	20,055	20,099
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	68,539	70,092
Series 1996-3, Class 4
9.600%, 03/15/2025 (P)	6,840	7,375
Series 2005-AR12, Class 2A1
5.009%, 09/25/2035 (P)	65,436	60,754
Series 2005-AR2, Class 2A2
2.744%, 03/25/2035 (P)	215,243	198,514
Wells Fargo Mortgage
Backed Securities Trust
Series 2003-O, Class 5A1,
4.855%, 01/25/2034 (P)	170,832	173,781
Series 2005-AR2, Class 3A1,
4.871%, 03/25/2035 (P)	113,443	108,833
Series 2006-AR16, Class A1,
5.468%, 10/25/2036 (P)	584,881	477,635

		15,731,311
U.S. Government Agency - 0.25%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
08/01/2028	4,946	4,378
Series 2568, Class KA,
4.250%, 12/15/2021	53,454	54,163
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	25,898	240
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	32,953	33,362
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	14,309	788
Series 2688, Class DE,
4.500%, 02/15/2020	27,122	27,098
Series 2003-41, Class YV,
5.500%, 04/25/2014	136,123	143,969
Series 2005-R003, Class VA,
5.500%, 08/15/2016	332,044	351,401
Series R005, Class AB,
5.500%, 12/15/2018	156,128	160,104
Series 3354, Class PA,
5.500%, 07/15/2028	149,421	149,556
Series R006, Class AK,
5.750%, 12/15/2018	154,194	157,630
Series 2006-3123, Class VB,
6.000%, 09/15/2013	112,821	114,462
Series 2006-R007, Class VA,
6.000%, 09/15/2016	122,377	126,537
Series R013, Class AB,
6.000%, 12/15/2021	49,541	50,816

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2006-3195, Class PN,
6.500%, 08/15/2030	$147,233	$148,993
Federal National Mortgage Association
Series 400, Class 2, IO,
4.500%, 11/25/2039	25,328	6,221
Series 2005-46, Class CN,
5.000%, 01/25/2020	93,354	95,722
Series 2002-84, Class VA,
5.500%, 11/25/2013	90,346	94,257
Series 2006-B2, Class AB,
5.500%, 05/25/2014	50,532	51,028
Series 2006-3136, Class PB,
6.000%, 01/15/2030	411,000	417,396
Series 319, Class 2 IO,
6.500%, 02/01/2032	18,449	4,329
Government National
Mortgage Association
Series 1998-6, Class EA PO,
03/16/2028	20,578	17,492
Series 2004-43, Class A,
2.822%, 12/16/2019	280,057	281,679
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	59,025

		2,550,646

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,453,674)		$18,281,957

ASSET BACKED SECURITIES - 1.48%
Ally Auto Receivables Trust
Series 2010-4, Class A4,
1.350%, 12/15/2015	445,000	435,856
Series 2010-2, Class A3,
1.380%, 07/15/2014	240,000	241,363
Ally Master Owner Trust, Series 2011-1
A2
2.150%, 01/15/2016	330,000	329,418
American Express Credit
Account Master Trust
Series 2010-1, Class B,
0.866%, 11/16/2015 (P)	390,000	390,001
Series 2006-2 Class B,
5.550%, 01/15/2014	175,000	177,546
AmeriCredit Automobile
Receivables Trust, Series 2011-1,
Class C
2.850%, 08/08/2016	75,000	75,219
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	144,932
Series 2006-RM, Class A3,
5.530%, 01/06/2014	514,454	518,513
Bank of America Auto Trust,
Series 2010-1A, Class A2
0.750%, 06/15/2012 (S)	47,590	47,604
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	308,420
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	30,676	30,003

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	$122,482	$123,288
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.316%, 10/15/2014 (P) (S)	500,000	498,559
CarMax Auto Owner Trust
Series 2010-2, Class A3,
1.410%, 02/16/2015	180,000	181,214
Series 2010-3, Class A4,
1.410%, 02/16/2016	665,000	656,347
Series 2010-2, Class A4,
2.040%, 10/15/2015	175,000	176,719
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2
4.970%, 08/01/2014	66,364	68,556
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
1.002%, 10/25/2032 (P)	7,725	6,664
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	114,377	114,234
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	14,258
Chesapeake Funding LLC,
Series 2009-4A, Class C
2.263%, 09/07/2020 (P) (S)	325,000	325,711
Chrysler Financial Lease Trust,
Series 2010-A, Class A2
1.780%, 06/15/2011 (S)	32,754	32,774
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A3
2.590%, 10/15/2013 (S)	326,000	331,016
CNH Equipment Trust
Series 2010-A, Class A4,
2.490%, 01/15/2016	355,000	362,461
Series 2009-B, Class A3,
2.970%, 03/15/2013	22,105	22,158
Series 2009-C, Class A4,
3.000%, 08/17/2015	625,000	644,143
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.867%, 01/25/2034 (P)	156,562	111,325
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	20,842	20,878
Discover Card Master Trust
Series 2011-A1, Class A1,
0.612%, 08/15/2016 (P)	345,000	345,000
Series 2009-A2, Class A,
1.566%, 02/17/2015 (P)	545,000	553,667
Ford Credit Auto Owner Trust
Series 2011-A, Class A3,
0.970%, 01/15/2015	205,000	205,006
Series 2009-E, Class A3,
1.510%, 01/15/2014	115,000	115,929
Series 2009-E, Class A4,
2.420%, 11/15/2014	101,000	103,503
Series 2009-D, Class A4,
2.980%, 08/15/2014	250,000	258,456
Ford Credit Floorplan
Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	188,375

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust (continued)
Series 2011-1, Class A1,
2.120%, 02/15/2016	$840,000	$839,966
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	239,357
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	485,000	509,662
GE Equipment Midticket LLC
Series 2010-1, Class A3,
0.940%, 07/14/2014 (S)	185,000	184,832
Series 2009-1, Class A3,
2.340%, 06/17/2013	234,218	236,353
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	260,000	259,827
GS Auto Loan Trust, Series 2007-1,
Class A4
5.480%, 12/15/2014	257,659	262,195
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	199,289
Hyundai Auto Receivables Trust
Seriew 2011-A, Class A4,
1.780%, 12/15/2015	590,000	588,972
Series 2009-A, Class A4,
3.150%, 03/15/2016	295,000	306,674
John Deere Owner Trust, Series 2009-B,
Class A3
1.570%, 10/15/2013	144,297	145,088
John Deere Owner Trust, Series 2009-A,
Class A3
2.590%, 10/15/2013	52,416	52,861
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	48,718	48,808
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.322%, 11/25/2036 (P)	22,899	22,546
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	78,392	81,344
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	249,852	261,101
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	11,708	12,119
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.556%, 10/15/2013 (P)	415,000	414,637
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.762%, 09/25/2035 (P)	149,365	138,911
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	110,000	111,131
Navistar Financial Corp Owner Trust,
Series 2010-B, Class A3
1.080%, 03/18/2014 (S)	315,000	314,714
Nissan Auto Lease Trust, Series 2009-A,
Class A3
2.920%, 12/15/2011	85,510	85,790
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	302,540

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2
3.600%, 04/25/2033	$17,962	$17,173
SLM Student Loan Trust, Series 2008-4,
Class A2
1.353%, 07/25/2016 (P)	275,000	278,863
Toyota Auto Receivables Owner Trust,
Series 2010-B, ClassA4
1.470%, 01/17/2017	65,000	65,294
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	274,993	277,091
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012	51,186	51,206
World Financial Network Credit
Card Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	87,957
Series 2010-A, Class A,
3.960%, 04/15/2019	155,000	160,255
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	458,714

TOTAL ASSET BACKED SECURITIES (Cost $15,042,408)		$15,174,386

COMMON STOCKS - 14.28%
Consumer Discretionary - 2.18%
Bed Bath & Beyond, Inc. (I) (L)	21,500	$1,035,225
Cablevision Systems Corp., Class A	31,600	1,164,460
Comcast Corp., Class A	32,700	842,352
D.R. Horton, Inc. (L)	18,700	221,408
DISH Network Corp. (I)	5,100	118,575
Dollar General Corp. (I)	8,975	253,544
Ford Motor Company (I)	12,050	181,353
Fortune Brands, Inc.	32,400	2,004,264
General Motors Company (I)	23,000	771,190
Genuine Parts Company	13,400	706,046
H&R Block, Inc. (L)	22,900	347,851
Harley-Davidson, Inc. (L)	19,600	800,072
Home Depot, Inc.	59,100	2,214,477
Lakes Gaming, Inc. (I)	22,900	61,372
Lear Corp.	2,775	293,595
Macy’s, Inc.	25,000	597,500
Madison Square Garden, Inc., Class A (I)	9,925	283,458
Marriott International, Inc., Class A (L)	20,499	803,766
Mattel, Inc.	48,300	1,210,398
MGM Resorts International (I)	20,100	280,194
The McGraw-Hill Companies, Inc. (L)	37,800	1,462,104
The New York Times
Company, Class A (I) (L)	47,000	488,800
The Walt Disney Company	42,000	1,837,080
Tiffany & Company	4,300	264,665
Time Warner, Inc.	58,533	2,235,961
Whirlpool Corp. (L)	17,700	1,460,250
WPP PLC	34,500	474,617

		22,414,577
Consumer Staples - 0.90%
Archer-Daniels-Midland Company	12,800	475,904
Avon Products, Inc.	39,400	1,095,714
Campbell Soup Company (L)	21,500	723,690
Clorox Company (L)	23,500	1,592,360
ConAgra Foods, Inc. (L)	35,700	826,812
Kimberly-Clark Corp.	22,600	1,489,340
McCormick &
Company, Inc., Class B (L)	12,700	605,155

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples (continued)
PepsiCo, Inc.	7,800	$494,676
The Hershey Company	36,800	1,925,376

		9,229,027
Energy - 2.07%
Anadarko Petroleum Corp.	25,550	2,090,757
Baker Hughes, Inc. (L)	9,700	689,185
BP PLC, SADR	23,800	1,153,586
Chevron Corp.	40,200	4,170,750
Complete
Production Services, Inc. (I) (L)	7,950	229,040
ConocoPhillips	13,000	1,012,310
Exxon Mobil Corp.	41,500	3,549,495
Murphy Oil Corp.	28,500	2,095,605
Royal Dutch Shell PLC, ADR	39,800	2,875,550
Schlumberger, Ltd.	20,300	1,896,426
Spectra Energy Corp.	25,100	671,425
Sunoco, Inc. (L)	19,700	824,642

		21,258,771
Financials - 3.04%
American Express Company	62,200	2,710,054
Bank of America Corp.	169,085	2,416,225
Capital One Financial Corp.	19,400	965,538
Chubb Corp. (L)	10,600	643,208
CIT Group, Inc. (I)	11,400	493,848
General Growth Properties, Inc. (I)	23,875	380,090
JPMorgan Chase & Company	93,000	4,342,170
KeyCorp	61,600	563,024
Legg Mason, Inc. (L)	37,500	1,359,375
Lincoln National Corp. (L)	34,100	1,081,652
Marsh & McLennan Companies, Inc.	52,200	1,588,968
Morgan Stanley	17,600	522,368
NYSE Euronext	23,900	884,300
PNC Financial Services Group, Inc.	9,300	573,810
Regions Financial Corp.	76,300	582,932
SLM Corp. (I)	64,200	951,444
Sun Life Financial, Inc. (L)	27,100	900,804
SunTrust Banks, Inc.	35,100	1,058,967
The Allstate Corp.	38,300	1,217,174
The Bank of New York Mellon Corp. (L)	39,900	1,212,561
TLF Fund Term Asset Backed
Management Fees Company (I)	153,095	1,259,974
U.S. Bancorp	79,000	2,190,670
Wells Fargo & Company	83,000	2,677,580
Weyerhaeuser Company	23,589	575,807

		31,152,543
Health Care - 0.70%
Amgen, Inc. (I)	12,000	615,960
Bristol-Myers Squibb Company (L)	40,100	1,034,981
Eli Lilly & Company	23,800	822,528
Johnson & Johnson	30,900	1,898,496
Merck & Company, Inc.	37,500	1,221,375
Pfizer, Inc.	81,706	1,572,023

		7,165,363
Industrials - 1.84%
3M Company (L)	25,100	2,314,973
Avery Dennison Corp.	21,100	842,312
Cooper Industries PLC	17,400	1,119,690
Eaton Corp.	3,600	398,808
Emerson Electric Company	10,200	608,532
General Electric Company	194,300	4,064,756
Honeywell International, Inc.	29,300	1,696,763
Illinois Tool Works, Inc.	34,100	1,844,810

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
ITT Corp.	17,600	$1,019,568
Lockheed Martin Corp.	10,500	831,180
Masco Corp.	55,600	755,604
The Boeing Company	18,300	1,317,783
United Continental Holdings, Inc. (I)	7,325	176,093
United Parcel Service, Inc., Class B (L)	20,800	1,535,040
USG Corp. (I) (L)	21,700	371,938

		18,897,850
Information Technology - 0.96%
Analog Devices, Inc.	28,900	1,152,532
Applied Materials, Inc.	71,500	1,174,745
Cisco Systems, Inc.	39,100	725,696
Computer Sciences Corp. (L)	28,400	1,366,892
Dell, Inc. (I)	43,800	693,354
eBay, Inc. (I)	2,300	77,062
Electronic Arts, Inc. (I) (L)	27,400	515,120
Harris Corp.	23,000	1,073,180
Hewlett-Packard Company (I)	27,200	1,186,736
Microsoft Corp.	58,800	1,562,904
Texas Instruments, Inc. (L)	10,200	363,222

		9,891,443
Materials - 0.90%
E.I. du Pont de Nemours & Company	16,300	894,381
International Flavors
& Fragrances, Inc. (L)	17,600	1,002,320
International Paper Company	59,500	1,652,910
MeadWestvaco Corp. (L)	26,200	768,970
Monsanto Company	22,800	1,639,092
Nucor Corp. (L)	33,900	1,625,844
Rock-Tenn Company, Class A (L)	6,025	413,616
Vulcan Materials Company (L)	25,900	1,187,515

		9,184,648
Telecommunication Services - 0.61%
American Tower Corp., Class A (I)	3,850	207,746
AT&T, Inc.	89,435	2,538,165
Crown Castle International Corp. (I)	4,575	192,836
Qwest
Communications International, Inc.	153,700	1,048,234
Sprint Nextel Corp. (I)	89,875	392,754
Verizon Communications, Inc.	34,300	1,266,356
Vodafone Group PLC	202,500	574,595

		6,220,686
Utilities - 1.08%
CenterPoint Energy, Inc.	23,600	374,296
Constellation Energy Group, Inc.	29,200	907,244
Duke Energy Corp. (L)	40,100	721,399
Entergy Corp.	20,900	1,488,080
Exelon Corp. (L)	35,600	1,486,656
FirstEnergy Corp. (L)	15,500	593,650
NiSource, Inc. (L)	69,900	1,339,284
NRG Energy, Inc. (I)	13,800	275,862
Pinnacle West Capital Corp.	16,700	705,241
PPL Corp.	25,400	645,922
Progress Energy, Inc.	21,800	996,478
TECO Energy, Inc. (L)	16,800	304,248
The AES Corp. (I)	21,875	270,594
Xcel Energy, Inc.	40,200	962,388

		11,071,342

TOTAL COMMON STOCKS (Cost $124,493,053)		$146,486,250

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.55%
Consumer Discretionary - 0.17%
General Motors Company, Series B,
4.750% 4.750%	24,525	1,247,832
Las Vegas Sands Corp. 10.000%	2,500	282,000
Spanish Broadcasting System, Series B,
PIK 10.750%		240,240

		1,770,072
Financials - 0.16%
Ally Financial, Inc. 7.000% (S)	1,700	1,620,153
Telecommunication Services - 0.22%
Lucent Technologies
Capital Trust I 7.750%	2,300	2,246,824

TOTAL PREFERRED SECURITIES (Cost $4,928,923)		$5,637,049

SECURITIES LENDING COLLATERAL - 2.67%
John Hancock Collateral
Investment Trust, 0.2855% (W) (Y)	2,730,918	27,329,390

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,329,264)		$27,329,390

SHORT-TERM INVESTMENTS - 4.49%
Repurchase Agreement - 0.20%
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at
$2,036,757 on 03/01/2011,
collateralized by $1,945,000 Federal
Home Loan Mortgage Corp., 5.125%
due 07/15/2012 (valued at $2,076,288,
including interest) and $5,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $5,065,
including interest)	$2,036,757	$2,036,757
Short-Term Securities* - 4.29%
T. Rowe Price Reserve Fund, 0.2212%	44,050,900	44,050,900

TOTAL SHORT-TERM INVESTMENTS (Cost $46,087,657)		$46,087,657

Total Investments (Spectrum Income Fund)
(Cost $1,000,100,454) - 102.89%		$1,055,323,447
Other assets and liabilities, net - (2.89%)		(29,623,859)

TOTAL NET ASSETS - 100.00%		$1,025,699,588

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.57%
U.S. Government - 23.29%
U.S. Treasury Bonds
4.250%, 11/15/2040	$3,500,000	$3,356,717
4.375%, 02/15/2038	2,000	1,974
5.250%, 02/15/2029	1,875,000	2,122,266
6.750%, 08/15/2026	700,000	920,282
7.125%, 02/15/2023	3,100,000	4,131,234
7.500%, 11/15/2024	400,000	554,938
8.125%, 08/15/2021	1,300,000	1,835,844
U.S. Treasury Notes
0.500%, 11/30/2012 to 10/15/2013	11,700,000	11,598,426
0.625%, 01/31/2013	5,000,000	4,997,460

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.250%, 10/31/2015 (L)	$4,700,000	$4,545,046
1.375%, 01/15/2013	8,000,000	8,110,000
1.875%, 02/28/2014 to 10/31/2017	13,900,000	13,987,288
2.375%, 02/28/2015	2,200,000	2,260,676
2.625%, 08/15/2020	1,300,000	1,221,594
3.375%, 11/15/2019	3,000,000	3,041,016
3.500%, 05/15/2020	1,500,000	1,524,135
3.625%, 02/15/2020	800,000	823,625
3.750%, 11/15/2018	4,968,000	5,242,790

		70,275,311
U.S. Government Agency - 36.28%
Federal Farm Credit Bank
3.875%, 10/07/2013	775,000	829,182
4.875%, 12/16/2015	780,000	873,910
Federal Home Loan Bank
5.000%, 11/17/2017	1,020,000	1,150,191
5.500%, 07/15/2036	410,000	449,664
Federal Home Loan Mortgage Corp.
4.000%, 08/01/2024 to 04/01/2039	2,136,156	2,132,087
4.500%, 07/01/2023 to 11/01/2039	9,257,217	9,543,841
5.000%, 07/01/2035 to 07/01/2039	2,258,284	2,372,047
5.500%, 08/23/2017 to 11/01/2038	8,771,299	9,442,717
6.000%, 11/01/2036 to 10/01/2038	2,789,045	3,029,564
6.250%, 07/15/2032	150,000	181,961
6.500%, 08/01/2038	1,156,995	1,289,249
6.750%, 09/15/2029	2,100,000	2,646,609
7.000%, 11/01/2037	499,157	565,005
Federal National Mortgage Association
2.111%, 01/01/2035 (P)	516,401	534,168
3.752%, 04/01/2036 (P)	822,605	854,342
4.000%, 07/01/2018 to 08/01/2039	7,246,043	7,247,929
4.500%, 04/01/2018 to 01/01/2040	5,283,701	5,455,534
4.945%, 07/01/2034 (P)	1,330,000	1,409,384
5.000%, 05/01/2019 to 07/01/2038	6,100,755	6,439,596
5.286%, 05/01/2036 (P)	323,908	342,526
5.500%, 09/01/2017 to 07/01/2038	12,851,998	13,813,281
5.566%, 04/01/2037 (P)	873,988	925,881
5.693%, 04/01/2037 (P)	561,961	595,328
6.000%, 07/01/2027 to 08/01/2036	5,201,353	5,678,252
6.125%, 03/15/2012	500,000	529,346
6.235%, 10/01/2037 (P)	772,969	826,352
6.500%, 07/01/2031 to 11/01/2037	1,292,349	1,442,847
6.625%, 11/15/2030	2,000,000	2,509,732
7.000%, 10/01/2038	885,842	1,006,751
7.250%, 05/15/2030	150,000	199,224
Government National Mortgage Association
4.000%, 07/15/2039	453,602	454,955
4.500%, 06/15/2023 to 11/20/2039	6,161,227	6,384,257
5.000%, 11/20/2038 to 11/20/2039	5,867,111	6,244,444
5.500%, 08/15/2023 to 09/20/2039	5,877,326	6,376,238
6.000%, 07/20/2037 to 10/15/2038	3,370,500	3,707,420
6.500%, 10/20/2038	822,207	919,371
Tennessee Valley Authority
6.750%, 11/01/2025	580,000	724,781
The Financing Corp.
8.600%, 09/26/2019	265,000	364,372

		109,492,338

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $175,039,041)		$179,767,649

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.33%
Austria - 0.13%
Government of Austria
5.000%, 05/19/2014 (S)	$364,000	$401,278
Brazil - 0.34%
Federative Republic of Brazil
6.000%, 01/17/2017	400,000	447,400
7.125%, 01/20/2037	500,000	590,000

		1,037,400
Canada - 0.78%
Export Development Canada
3.500%, 05/16/2013	240,000	253,588
Government of Canada
2.375%, 09/10/2014	110,000	113,119
5.000%, 02/15/2012	160,000	167,022
5.125%, 01/26/2017	245,000	273,320
5.200%, 02/21/2017	200,000	223,606
6.500%, 01/15/2026	260,000	316,924
7.500%, 07/15/2023	200,000	261,237
Hydro-Quebec
8.400%, 01/15/2022	50,000	68,094
Province of Ontario
4.500%, 02/03/2015	500,000	545,614
Province of Saskatchewan
8.000%, 02/01/2013	115,000	129,289

		2,351,813
Israel - 0.15%
Government of Israel
5.125%, 03/26/2019	210,000	218,672
5.500%, 09/18/2023	195,000	218,544

		437,216
Italy - 0.15%
Republic of Italy
6.875%, 09/27/2023	415,000	460,140
Japan - 0.07%
Development Bank of Japan
5.125%, 02/01/2017	100,000	111,584
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	109,429

		221,013
Mexico - 0.09%
Government of Mexico
5.950%, 03/19/2019	11,000	12,194
6.050%, 01/11/2040	240,000	244,800

		256,994
Norway - 0.07%
Eksportfinans AS
5.500%, 06/26/2017	200,000	224,000
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	100,000	110,000
Peru - 0.19%
Republic of Peru
7.125%, 03/30/2019	490,000	581,875
South Africa - 0.12%
Republic of South Africa
5.500%, 03/09/2020	330,000	347,325
Sweden - 0.20%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	418,465

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden (continued)
Svensk Exportkredit AB (continued)
4.875%, 09/29/2011	$165,000	$169,321

		587,786

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,790,815)		$7,016,840

CORPORATE BONDS - 31.47%
Consumer Discretionary - 1.64%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	373,074
CBS Corp.
8.875%, 05/15/2019	200,000	252,050
Comcast Corp.
5.700%, 07/01/2019	190,000	206,805
DIRECTV Holdings LLC
5.200%, 03/15/2020	240,000	247,711
Discovery Communications LLC
5.625%, 08/15/2019	160,000	174,174
Family Dollar Stores, Inc.
5.000%, 02/01/2021	165,000	163,088
Grupo Televisa SA
6.625%, 01/15/2040	160,000	170,192
Hasbro, Inc.
6.350%, 03/15/2040	120,000	120,313
Home Depot, Inc.
5.875%, 12/16/2036	190,000	192,641
McDonald’s Corp.
5.000%, 02/01/2019	145,000	159,281
News America, Inc.
6.650%, 11/15/2037	335,000	359,093
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	160,000	158,396
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	189,125
Target Corp.
6.500%, 10/15/2037	220,000	253,046
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	345,589
The Walt Disney Company
5.625%, 09/15/2016	250,000	286,086
Time Warner Cable, Inc.
4.125%, 02/15/2021	100,000	93,742
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	248,249
Time Warner, Inc.
7.625%, 04/15/2031	120,000	141,793
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	104,998
Viacom, Inc.
4.250%, 09/15/2015	100,000	104,686
6.250%, 04/30/2016	345,000	395,836
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	110,019
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	107,291

		4,957,278
Consumer Staples - 2.85%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	300,437
9.250%, 08/06/2019	425,000	551,676
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	300,000	356,510

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. (continued)
7.750%, 01/15/2019 (S)	$290,000	$359,330
Bottling Group LLC
5.125%, 01/15/2019	290,000	317,660
Brown-Forman Corp.
2.500%, 01/15/2016	150,000	148,095
5.000%, 02/01/2014	290,000	316,308
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	301,763
Clorox Company
5.950%, 10/15/2017	260,000	290,488
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	26,994
9.750%, 03/01/2021	140,000	186,564
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	345,996
6.600%, 03/15/2019	300,000	347,550
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	165,386	200,036
Diageo Capital PLC
4.828%, 07/15/2020	240,000	250,519
General Mills, Inc.
5.650%, 02/15/2019	215,000	238,783
Kellogg Company
4.150%, 11/15/2019	100,000	101,015
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	299,903
Kraft Foods, Inc.
6.125%, 02/01/2018	330,000	370,813
6.875%, 02/01/2038	120,000	134,621
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	104,148
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	240,238
7.900%, 11/01/2018	42,000	53,245
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	310,864
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	232,132
Safeway, Inc.
6.350%, 08/15/2017	155,000	172,659
Sysco Corp.
5.375%, 03/17/2019	150,000	164,918
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	269,896
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	90,252
The Coca-Cola Company
3.150%, 11/15/2020	150,000	139,827
The Kroger Company
3.900%, 10/01/2015	100,000	103,908
6.400%, 08/15/2017	210,000	240,950
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	272,566
6.200%, 04/15/2038	386,000	429,674
Walgreen Company
5.250%, 01/15/2019	290,000	319,489

		8,589,827
Energy - 4.41%
Apache Corp.
6.000%, 09/15/2013	200,000	222,094
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	171,928

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets PLC
5.250%, 11/07/2013	$220,000	$238,851
Cameron International Corp.
7.000%, 07/15/2038	100,000	115,591
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	216,203
Cenovus Energy, Inc.
5.700%, 10/15/2019	100,000	111,527
Chevron Corp.
4.950%, 03/03/2019	215,000	239,765
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	200,000	195,285
ConocoPhillips
5.750%, 02/01/2019	270,000	305,869
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	320,140
Devon Financing Corp.
6.875%, 09/30/2011	240,000	248,628
7.875%, 09/30/2031	120,000	154,489
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	458,271
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	284,956
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	126,217
6.875%, 03/01/2033	163,000	179,235
9.750%, 01/31/2014	175,000	210,885
EOG Resources, Inc.
4.100%, 02/01/2021	150,000	145,030
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	289,680
Hess Corp.
8.125%, 02/15/2019	210,000	263,585
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	336,145
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	121,516
5.850%, 09/15/2012	225,000	240,576
6.500%, 09/01/2039	130,000	132,899
7.300%, 08/15/2033	30,000	33,268
9.000%, 02/01/2019	175,000	222,137
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	171,232
Marathon Oil Corp.
6.000%, 10/01/2017	93,000	106,155
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	471,702
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	363,623
Nexen, Inc.
6.200%, 07/30/2019	380,000	406,450
Noble Holding International, Ltd.
6.050%, 03/01/2041	170,000	172,102
7.375%, 03/15/2014	240,000	275,000
Occidental Petroleum Corp.
4.100%, 02/01/2021	150,000	148,306
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	119,611
7.375%, 12/15/2014	180,000	206,510
Petro-Canada
5.950%, 05/15/2035	190,000	191,907
6.050%, 05/15/2018	325,000	368,737
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	503,079

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
4.875%, 03/15/2015	$300,000	$316,650
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	238,409
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	218,917
San Diego Gas & Electric Company,
Series FFF
6.125%, 09/15/2037	160,000	179,896
Shell International Finance BV
6.375%, 12/15/2038	265,000	302,309
Talisman Energy, Inc.
3.750%, 02/01/2021	160,000	149,049
6.250%, 02/01/2038	155,000	163,538
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	78,016
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	412,337
Tosco Corp.
8.125%, 02/15/2030	285,000	366,397
Total Capital SA
3.125%, 10/02/2015	100,000	102,326
4.125%, 01/28/2021	130,000	128,921
4.250%, 12/15/2021	230,000	231,612
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	205,292
Valero Energy Corp.
6.125%, 06/15/2017	275,000	305,078
7.500%, 04/15/2032	71,000	79,086
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	233,874
6.000%, 03/15/2018	178,000	195,036
Williams Partners LP
5.250%, 03/15/2020	310,000	322,705

		13,318,632
Financials - 11.85%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	149,478
African Development Bank
6.875%, 10/15/2015	105,000	123,092
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	320,000	358,726
American Express Bank FSB
3.150%, 12/09/2011	205,000	209,492
6.000%, 09/13/2017	405,000	450,235
American Express Company
8.125%, 05/20/2019	250,000	312,391
American Express Credit Corp., Series C
7.300%, 08/20/2013	240,000	270,269
American International Group, Inc.
5.450%, 05/18/2017	480,000	499,862
Asian Development Bank
5.593%, 07/16/2018	405,000	461,544
AXA SA
8.600%, 12/15/2030	140,000	165,268
Bank of America Corp.
3.125%, 06/15/2012	350,000	361,664
4.500%, 04/01/2015	120,000	125,390
5.420%, 03/15/2017	300,000	307,359
6.500%, 08/01/2016	200,000	224,466
Barclays Bank PLC
5.125%, 01/08/2020	340,000	347,057
5.450%, 09/12/2012	290,000	308,312

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BB&T Corp.
5.200%, 12/23/2015	$290,000	$312,099
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	290,000	321,059
BNP Paribas
3.250%, 03/11/2015	320,000	322,903
Boston Properties LP
4.125%, 05/15/2021	160,000	153,172
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	441,775
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	256,600
7.375%, 05/23/2014	290,000	334,210
Chubb Corp.
5.750%, 05/15/2018	100,000	112,078
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	209,099
Citigroup, Inc.
2.875%, 12/09/2011	210,000	214,143
5.500%, 04/11/2013	345,000	369,840
5.875%, 05/29/2037	250,000	245,221
6.125%, 11/21/2017	433,000	477,675
8.500%, 05/22/2019	190,000	235,608
CNA Financial Corp.
7.350%, 11/15/2019	210,000	239,295
Credit Suisse AG
5.400%, 01/14/2020	230,000	232,871
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR + 1.690%)
(Q)	290,000	280,213
Deutsche Bank AG
3.450%, 03/30/2015	440,000	450,202
3.875%, 08/18/2014	380,000	397,767
Discover Financial Services
10.250%, 07/15/2019	100,000	129,475
Dresdner Bank AG
7.250%, 09/15/2015	220,000	241,457
Duke Realty LP
5.950%, 02/15/2017	72,000	77,135
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	216,522
European Investment Bank
2.375%, 03/14/2014	570,000	586,021
4.625%, 05/15/2014 to 10/20/2015	824,000	905,667
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	308,917
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	214,241
First Horizon National Corp.
5.375%, 12/15/2015	150,000	156,394
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	324,753
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	296,312
3.000%, 12/09/2011	350,000	357,267
6.000%, 08/07/2019	150,000	165,747
6.875%, 01/10/2039	290,000	328,405
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	212,783
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	222,556
5.950%, 10/15/2036	135,000	128,527
Health Care REIT, Inc.
4.950%, 01/15/2021	160,000	156,257

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust
7.875%, 08/15/2014	$180,000	$202,376
Inter-American Development Bank
7.000%, 06/15/2025	175,000	214,682
International Bank for Reconstruction
& Development
3.625%, 05/21/2013	200,000	211,394
8.625%, 10/15/2016	285,000	369,926
International Finance Corp.
3.500%, 05/15/2013	155,000	163,635
John Deere Capital Corp.
5.250%, 10/01/2012	280,000	299,254
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	357,363
4.750%, 05/01/2013	350,000	374,009
6.400%, 05/15/2038	500,000	555,474
KeyCorp
6.500%, 05/14/2013	305,000	334,056
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	221,611
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	817,364
5.125%, 03/14/2016	450,000	506,575
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	235,670
Lincoln National Corp.
5.650%, 08/27/2012	145,000	153,521
Lincoln National Corp. (7.000% to 5/17/2016,
then 3 month LIBOR + 2.358%)
05/17/2066	30,000	29,850
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	313,718
MBNA Corp.
5.000%, 06/15/2015	400,000	416,464
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	658,293
7.750%, 05/14/2038	345,000	390,858
Morgan Stanley
2.250%, 03/13/2012	200,000	203,767
3.250%, 12/01/2011	350,000	357,768
7.300%, 05/13/2019	490,000	558,030
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	274,343
Nomura Holdings, Inc.
4.125%, 01/19/2016	320,000	318,618
Nordic Investment Bank
2.375%, 12/15/2011	355,000	360,339
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	362,555
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	225,621
PNC Funding Corp.
2.300%, 06/22/2012	345,000	353,457
4.250%, 09/21/2015	130,000	136,717
5.625%, 02/01/2017	200,000	215,427
6.700%, 06/10/2019	190,000	221,148
ProLogis
5.625%, 11/15/2016	60,000	64,380
7.625%, 08/15/2014	410,000	471,959
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	114,361
4.750%, 04/01/2014 to 09/17/2015	490,000	520,159
5.375%, 06/21/2020	210,000	221,558

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp.
5.950%, 09/15/2016	$135,000	$147,487
Senior Housing Properties Trust
4.300%, 01/15/2016	320,000	317,174
Simon Property Group LP
5.650%, 02/01/2020	350,000	381,142
5.875%, 03/01/2017	86,000	96,163
SLM Corp.
8.000%, 03/25/2020	310,000	328,988
State Street Corp.
2.150%, 04/30/2012	215,000	219,289
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	311,839
The Allstate Corp.
5.950%, 04/01/2036	270,000	285,169
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	464,686
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	326,042
6.125%, 02/15/2033	345,000	357,064
7.500%, 02/15/2019	360,000	424,083
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	120,000	124,406
5.000%, 11/12/2013	300,000	299,247
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	211,422
5.900%, 06/02/2019	190,000	211,428
6.250%, 06/20/2016	190,000	217,264
U.S. Bank NA
6.375%, 08/01/2011	200,000	204,883
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	255,642
Union Bank NA
5.950%, 05/11/2016	250,000	271,431
Unitrin, Inc.
6.000%, 11/30/2015	200,000	206,305
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	204,046
Vornado Realty LP
4.250%, 04/01/2015	220,000	225,870
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	390,000	445,658
Wells Fargo & Company
3.000%, 12/09/2011	350,000	357,240
3.625%, 04/15/2015	220,000	227,904
5.000%, 11/15/2014	290,000	313,625
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	507,895
Westpac Banking Corp.
3.000%, 12/09/2015	230,000	229,052
Willis North America, Inc.
7.000%, 09/29/2019	150,000	164,463
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	322,075

		35,774,153
Health Care - 1.96%
Abbott Laboratories
4.125%, 05/27/2020	210,000	212,161
4.350%, 03/15/2014	350,000	375,782
Aetna, Inc.
6.000%, 06/15/2016	290,000	328,744

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Amgen, Inc.
5.700%, 02/01/2019	$145,000	$162,614
5.750%, 03/15/2040	160,000	166,239
AstraZeneca PLC
5.900%, 09/15/2017	300,000	343,359
Baxter International, Inc.
5.900%, 09/01/2016	145,000	167,760
Becton Dickinson and Company
3.250%, 11/12/2020	160,000	149,328
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	168,895
Covidien International Finance SA
6.000%, 10/15/2017	287,000	325,720
Eli Lilly & Company
7.125%, 06/01/2025	220,000	275,386
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	397,743
6.375%, 05/15/2038	140,000	159,549
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	222,117
Johnson & Johnson
5.850%, 07/15/2038	245,000	276,248
Life Technologies Corp.
5.000%, 01/15/2021	150,000	151,728
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	228,934
Pharmacia Corp.
6.500%, 12/01/2018	290,000	336,838
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	97,443
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	228,314
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	105,438
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	33,523
5.800%, 03/15/2036	210,000	209,995
WellPoint, Inc.
6.375%, 06/15/2037	120,000	129,236
Wyeth
5.500%, 03/15/2013	385,000	419,286
6.000%, 02/15/2036	230,000	251,795

		5,924,175
Industrials - 1.97%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	217,500
Boeing Company
8.750%, 09/15/2031	275,000	371,622
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	160,000	167,823
Canadian National Railway Company
6.375%, 10/15/2011	135,000	140,065
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	293,237
CSX Corp.
6.250%, 04/01/2015	205,000	233,087
7.375%, 02/01/2019	290,000	351,416
Emerson Electric Company
4.875%, 10/15/2019	215,000	230,696
FedEx Corp.
8.000%, 01/15/2019	145,000	180,312
GATX Corp.
4.750%, 05/15/2015	170,000	178,022

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
General Dynamics Corp.
5.250%, 02/01/2014	$265,000	$291,466
General Electric Company
5.000%, 02/01/2013	525,000	562,377
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	234,826
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	312,444
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	273,226
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	243,318
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	129,822
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	110,901
Snap-On, Inc.
6.125%, 09/01/2021	210,000	219,168
Union Pacific Corp.
6.625%, 02/01/2029	260,000	302,752
United Technologies Corp.
5.375%, 12/15/2017	285,000	321,328
6.125%, 02/01/2019	350,000	407,772
Waste Management, Inc.
6.125%, 11/30/2039	160,000	168,838

		5,942,018
Information Technology - 0.94%
Cisco Systems, Inc.
5.900%, 02/15/2039	250,000	263,077
Dell, Inc.
4.700%, 04/15/2013	225,000	240,903
Hewlett-Packard Company
3.750%, 12/01/2020	150,000	144,524
4.750%, 06/02/2014	240,000	261,085
International Business Machines Corp.
5.600%, 11/30/2039	300,000	317,309
Microsoft Corp.
2.950%, 06/01/2014	200,000	208,971
Motorola, Inc.
6.000%, 11/15/2017	180,000	196,400
Oracle Corp.
5.750%, 04/15/2018	380,000	427,362
SAIC, Inc.
4.450%, 12/01/2020 (S)	150,000	151,295
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	351,427
Xerox Corp.
6.750%, 12/15/2039	230,000	262,505

		2,824,858
Materials - 0.95%
Agrium, Inc.
6.750%, 01/15/2019	250,000	290,897
Alcoa, Inc.
6.750%, 07/15/2018	325,000	369,025
ArcelorMittal
5.375%, 06/01/2013	440,000	472,038
Commercial Metals Company
7.350%, 08/15/2018	140,000	144,776
CRH America, Inc.
8.125%, 07/15/2018	100,000	118,018
E.I. Du Pont de Nemours & Company
5.875%, 01/15/2014	45,000	50,006

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
International Paper Company
8.700%, 06/15/2038	$100,000	$132,358
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	62,715
PPG Industries, Inc.
3.600%, 11/15/2020	100,000	94,111
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	252,266
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	127,330
The Dow Chemical Company
5.700%, 05/15/2018	140,000	152,172
5.900%, 02/15/2015	150,000	167,296
9.400%, 05/15/2039	130,000	193,594
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	114,002
Vale Overseas, Ltd.
6.875%, 11/10/2039	110,000	118,640

		2,859,244
Telecommunication Services - 2.20%
America Movil SAB de CV
5.000%, 03/30/2020	480,000	494,888
American Tower Corp.
4.500%, 01/15/2018	150,000	148,688
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	147,247
AT&T Corp.
8.000%, 11/15/2031	11,000	13,970
AT&T, Inc.
5.350%, 09/01/2040 (S)	366,000	335,591
5.625%, 06/15/2016	200,000	224,084
6.700%, 11/15/2013	270,000	305,562
British Telecommunications PLC
5.950%, 01/15/2018	160,000	177,570
9.875%, 12/15/2030	160,000	221,839
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	147,778
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	124,320
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	165,000	216,389
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	240,000	247,227
Qwest Corp.
8.375%, 05/01/2016	270,000	322,313
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	285,528
Telecom Italia Capital SA
7.721%, 06/04/2038	200,000	206,701
Telefonica Europe BV
8.250%, 09/15/2030	125,000	149,768
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019	210,000	220,979
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	297,675
6.900%, 04/15/2038	550,000	623,826
Verizon Global Funding Corp.
7.375%, 09/01/2012	250,000	273,433
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	380,266
8.500%, 11/15/2018	210,000	272,109
Vodafone Group PLC
5.375%, 01/30/2015	515,000	566,102

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.450%, 06/10/2019	$205,000	$224,712

		6,628,565
Utilities - 2.70%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	207,000	204,748
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	322,264
Constellation Energy Group, Inc.
5.150%, 12/01/2020	150,000	150,353
7.600%, 04/01/2032	58,000	66,719
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	279,815
DTE Energy Company
6.350%, 06/01/2016	215,000	239,394
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	323,143
6.000%, 01/15/2038	140,000	151,807
7.000%, 11/15/2018	270,000	326,830
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	433,663
Enel Finance International NV
6.000%, 10/07/2039 (S)	100,000	91,356
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	301,165
6.250%, 09/15/2017 (S)	144,000	157,164
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	158,185
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	99,980
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,204
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	156,874
Florida Power & Light Company
5.650%, 02/01/2037	200,000	211,219
Florida Power Corp.
5.650%, 04/01/2040	220,000	226,339
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	316,499
Georgia Power Company
4.250%, 12/01/2019	130,000	133,163
5.950%, 02/01/2039	265,000	283,836
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	308,871
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	180,550
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	287,964
Oglethorpe Power Corp.
5.375%, 11/01/2040	150,000	143,649
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	172,941
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	181,172
6.250%, 12/01/2013	355,000	395,708
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	204,817
Progress Energy, Inc.
4.400%, 01/15/2021	165,000	164,105
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	399,180

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company,
Series 05-E
5.350%, 07/15/2035	$345,000	$347,274
Southwestern Public Service Company,
Series G
8.750%, 12/01/2018	155,000	194,559
Virginia Electric and Power Company
8.875%, 11/15/2038	190,000	275,216
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	258,322

		8,155,048

TOTAL CORPORATE BONDS (Cost $86,225,420)		$94,973,798

MUNICIPAL BONDS - 0.84%
California - 0.14%
State of California
7.500%, 04/01/2034	200,000	216,174
University of California
5.770%, 05/15/2043	220,000	212,192

		428,366
District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	96,791
Georgia - 0.08%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	230,828
Illinois - 0.11%
State of Illinois
5.100%, 06/01/2033	285,000	228,695
7.350%, 07/01/2035	100,000	103,572

		332,267
Maryland - 0.08%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	234,959
New Jersey - 0.09%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	250,000	270,388
New York - 0.14%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	206,352
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	202,222

		408,574
North Carolina - 0.06%
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	175,731
Texas - 0.05%
State of Texas
5.517%, 04/01/2039	160,000	163,618
Utah - 0.03%
State of Utah
4.554%, 07/01/2024	100,000	100,532
Washington - 0.03%
State of Washington
5.481%, 08/01/2039	100,000	100,730

TOTAL MUNICIPAL BONDS (Cost $2,541,797)		$2,542,784

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.62%
Commercial & Residential - 7.62%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	$320,000	$330,651
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	445,164
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	765,060
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.149%, 10/12/2042 (P)	610,000	633,578
Series 2006-PW12, Class A4,
5.722%, 09/11/2038 (P)	260,000	286,188
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.344%, 01/15/2046 (P)	680,000	734,181
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	821,580
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	353,648
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	460,021	463,130
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	555,348
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,086,413
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.804%, 08/10/2045 (P)	1,105,000	1,180,394
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	990,776
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	574,274
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	446,164
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	390,054
Series 2005-LDP5, Class A4,
5.229%, 12/15/2044 (P)	275,000	296,357
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	880,000	914,584
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	220,982
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	947,640
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.950%, 07/15/2044 (P)	660,000	712,137
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	112,281	112,404
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	1,036,968
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	757,711
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	413,413

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	$145,000	$155,282
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.928%, 08/12/2049 (P)	1,080,000	1,128,636
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	917,226
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	904,545	915,793
Series 2006-T21, Class A2,
5.090%, 10/12/2052	169,209	169,117
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,398,724
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	1,630,000	1,775,731
Series 2006-T23, Class A2,
5.737%, 08/12/2041 (P)	380,000	404,796
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	222,427	223,460
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	438,454

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,748,591)		$22,996,018

ASSET BACKED SECURITIES - 0.29%
American Express Credit Account
Master Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	446,502
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	410,000	413,882

TOTAL ASSET BACKED SECURITIES (Cost $857,762)		$860,384

SECURITIES LENDING COLLATERAL - 1.07%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	321,117	3,213,547

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,213,445)		$3,213,547

SHORT-TERM INVESTMENTS - 0.42%
Short-Term Securities* - 0.42%
State Street Institutional U.S. Government
Money Market Fund, 0.0647%	1,259,423	1,259,423

TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,423)		$1,259,423

Total Investments (Total Bond Market Fund)
(Cost $295,676,294) - 103.61%		$312,630,443
Other assets and liabilities, net - (3.61%)		(10,879,969)

TOTAL NET ASSETS - 100.00%		$301,750,474

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 37.12%
U.S. Government - 1.25%
Treasury Inflation Protected Securities
1.750%, 01/15/2028		$732,305	$739,170
2.000%, 01/15/2026		4,858,612	5,135,704
2.375%, 01/15/2025 to 01/15/2027		2,560,330	2,834,648
2.500%, 01/15/2029 (F)		14,699,520	16,488,731
3.875%, 04/15/2029		3,332,950	4,422,928

			29,621,181
U.S. Government Agency - 35.87%
FDIC Structured Sale Guaranteed Notes
Zero Coupon 10/25/2011 (S)		300,000	298,902
Federal Home Loan Mortgage Corp.
0.515%, 11/26/2012		1,300,000	1,296,569
0.875%, 10/28/2013		9,100,000	9,029,457
4.125%, 09/27/2013		800,000	861,114
4.500%, TBA		27,000,000	27,489,472
4.760%, 11/01/2035 (P)		415,495	441,431
4.875%, 11/15/2013		900,000	989,309
5.500%, 12/01/2036 to 02/01/2039		9,433,909	10,076,768
6.000%, 08/01/2026 to 05/01/2040		86,642,098	94,187,371
Federal National Mortgage Association
0.750%, 02/26/2013		2,400,000	2,400,065
1.125%, 09/30/2013		16,900,000	16,901,842
1.250%, 08/20/2013		800,000	803,811
2.185%, 11/01/2034 (P)		369,861	382,769
2.295%, 11/01/2035 (P)		269,076	273,505
2.329%, 01/01/2035 (P)		199,840	208,277
2.339%, 05/01/2035 (P)		514,585	534,288
2.495%, 03/01/2035 (P)		127,591	133,734
2.684%, 06/01/2035 (P)		807,750	846,278
2.769%, 07/01/2034 (P)		212,544	223,178
4.000%, 06/01/2025 to 11/01/2025		3,160,749	3,252,178
4.500%, TBA		436,200,000	442,987,273
4.500%, 03/01/2023 to 11/01/2040		29,290,058	30,112,052
4.770%, 09/01/2035 (P)		413,730	440,797
5.000%, TBA		56,000,000	58,425,612
5.000%, 03/01/2035 to 04/01/2037		3,319,493	3,496,320
5.500%, TBA		8,000,000	8,551,322
5.500%, 05/01/2013 to 04/01/2040		74,360,573	79,681,559
6.000%, 10/01/2026 to 06/01/2040		45,676,319	49,760,885
6.500%, 10/01/2036 to 10/01/2038		6,660,743	7,427,216
Government National Mortgage
Association
6.000%, 05/15/2037 to 11/15/2039		1,634,062	1,804,448

			853,317,802

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $879,569,362)			$882,938,983

FOREIGN GOVERNMENT
OBLIGATIONS - 8.71%
Brazil - 0.27%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	3,946,628
12.500%, 01/05/2022		3,600,000	2,544,537

			6,491,165
Canada - 2.55%
Canada Housing Trust
1.375%, 01/27/2014		$3,200,000	3,187,414
2.750%, 12/15/2015 (S)	CAD	4,500,000	4,610,838
3.350%, 12/15/2020		4,100,000	4,120,805
4.000%, 06/15/2012		2,900,000	3,075,006
4.550%, 12/15/2012		3,600,000	3,880,537
4.800%, 06/15/2012		2,700,000	2,891,172

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
1.500%, 12/01/2012		$2,200,000	$2,254,980
1.750%, 03/01/2013		6,500,000	6,680,213
2.000%, 12/01/2014		4,200,000	4,265,839
2.500%, 09/01/2013		5,200,000	5,415,375
3.000%, 12/01/2015		800,000	837,425
4.500%, 06/01/2015		600,000	667,642
Province of Ontario
4.200%, 03/08/2018		400,000	428,762
4.300%, 03/08/2017		1,300,000	1,411,086
4.400%, 06/02/2019		2,700,000	2,901,593
4.600%, 06/02/2039		1,100,000	1,149,376
4.700%, 06/02/2037		11,100,000	11,738,203
5.500%, 06/02/2018		700,000	806,396
Province of Quebec
4.500%, 12/01/2016 to 12/01/2020		300,000	323,084

			60,645,746
France - 0.36%
Societe Financement de
l’Economie Francaise
0.503%, 07/16/2012 (P)(S)		$2,000,000	2,005,460
2.125%, 05/20/2012	EUR	800,000	1,113,119
3.375%, 05/05/2014 (S)		$5,100,000	5,361,997

			8,480,576
Japan - 4.69%
Government of Japan
0.119%, 04/25/2011	JPY	9,130,000,000	111,587,897
Mexico - 0.79%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	13,286,903
6.050%, 01/11/2040		$1,400,000	1,428,000
9.500%, 12/18/2014	MXN	45,000,000	4,094,898

			18,809,801
Russia - 0.02%
Government of Russia
3.625%, 04/29/2015		$400,000	401,000
South Korea - 0.03%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	710,352

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $203,185,725)			$207,126,537

CORPORATE BONDS - 28.51%
Consumer Discretionary - 0.06%
Comcast Corp.
5.875%, 02/15/2018		700,000	772,773
6.450%, 03/15/2037		700,000	732,584

			1,505,357
Consumer Staples - 0.26%
CVS Pass-Through Trust
6.943%, 01/10/2030		280,188	310,297
Kraft Foods, Inc.
6.125%, 02/01/2018		2,500,000	2,809,188
6.875%, 02/01/2038		1,100,000	1,234,027
Philip Morris International, Inc.
5.650%, 05/16/2018		1,600,000	1,798,373

			6,151,885

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 1.57%
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)		$500,000	$531,250
Gazprom via Gazprom International SA
7.201%, 02/01/2020		155,255	167,365
Gazprom via Morgan Stanley Bank AG
9.625%, 03/01/2013		300,000	339,375
Gazprom via White Nights Finance BV
10.500%, 03/08/2014 to 03/25/2014		6,800,000	8,126,021
Indian Oil Corp. Ltd.
4.750%, 01/22/2015		4,600,000	4,749,610
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		4,600,000	4,958,611
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	714,605
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021		2,000,000	2,092,500
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	5,958,115
Petroleos Mexicanos
8.000%, 05/03/2019		6,500,000	7,718,750
Shell International Finance BV
5.500%, 03/25/2040		1,100,000	1,132,225
Total Capital SA
4.450%, 06/24/2020		800,000	823,442

			37,311,869
Financials - 22.23%
AK Transneft OJSC via
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,000,000	1,223,129
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,706,743
Ally Financial, Inc.
3.512%, 02/11/2014 (P)		1,000,000	1,011,190
6.250%, 12/01/2017 (S)		5,500,000	5,740,625
6.875%, 08/28/2012		5,810,000	6,158,600
7.000%, 02/01/2012		3,800,000	3,942,500
7.500%, 09/15/2020 (S)		1,500,000	1,640,625
8.300%, 02/12/2015		3,900,000	4,402,125
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,761,905
6.000%, 09/13/2017		200,000	222,338
American Express Centurion Bank
6.000%, 09/13/2017		200,000	222,702
American Express Company
7.000%, 03/19/2018		2,700,000	3,170,435
American Express Credit Corp
5.375%, 10/01/2014	GBP	8,100,000	13,804,995
American Express Credit Corp.
5.875%, 05/02/2013		$2,300,000	2,493,989
American Express Travel Related
Services Company, Inc.
5.250%, 11/21/2011 (S)		1,366,000	1,404,021
American General Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,755,743
4.000%, 03/15/2011		$4,900,000	4,900,000
4.875%, 07/15/2012		600,000	590,250
American International Group, Inc.
0.404%, 03/20/2012 (P)		4,200,000	4,159,407
4.950%, 03/20/2012		22,268,000	22,936,263
5.850%, 01/16/2018		5,400,000	5,699,678
6.250%, 03/15/2037		1,100,000	1,006,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,395,929

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		$3,000,000	$3,017,460
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	1,000,000	1,235,461
Banco Nacional De Desenvolvimento
Economico E Social
4.125%, 09/15/2017 (S)	EUR	600,000	795,348
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,486,392
4.500%, 04/06/2015 (S)		400,000	408,330
Banco Santander Chile
1.553%, 04/20/2012 (P)(S)		3,800,000	3,798,814
Bank of America Corp.
0.643%, 08/15/2016 (P)		1,100,000	1,031,425
6.500%, 08/01/2016		7,900,000	8,866,407
Bank of America NA
6.000%, 10/15/2036		900,000	878,097
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	719,933
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,420,080
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,338,273
Barclays Bank Plc
2.375%, 01/13/2014		1,100,000	1,105,530
Barclays Bank PLC
5.000%, 09/22/2016		9,700,000	10,297,336
5.450%, 09/12/2012		23,000,000	24,452,335
6.050%, 12/04/2017 (S)		2,900,000	3,002,141
BNP Paribas (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
(Q)(S)		7,600,000	7,068,000
BPCE SA
2.375%, 10/04/2013 (S)		600,000	600,324
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month
LIBOR + 4.710%)
(Q)(S)		1,700,000	1,272,006
Caelus Re, Ltd.
6.561%, 06/07/2011 (P)(S)		1,200,000	1,204,200
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017		3,337,249	3,383,269
Citigroup, Inc.
1.164%, 02/15/2013 (P)		2,100,000	2,105,271
2.312%, 08/13/2013 (P)		400,000	410,654
5.300%, 10/17/2012		800,000	847,266
5.500%, 08/27/2012 to 10/15/2014		20,800,000	22,414,818
5.625%, 08/27/2012		1,700,000	1,788,308
5.850%, 07/02/2013		600,000	649,058
6.000%, 08/15/2017		900,000	986,224
6.125%, 08/25/2036		3,500,000	3,362,786
8.500%, 05/22/2019		2,200,000	2,728,092
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,950,343
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,479,556
Credit Suisse/New York NY
2.200%, 01/14/2014		1,300,000	1,305,318
Danske Bank A/S
2.500%, 05/10/2012 (S)		2,500,000	2,550,035
Deutsche Bank AG/London
6.000%, 09/01/2017		4,600,000	5,130,417

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Dexia Credit Local
0.784%, 04/29/2014 (P)(S)		$7,100,000	$7,058,238
0.953%, 09/23/2011 (P)(S)		5,200,000	5,210,592
Export-Import Bank of Korea
1.050%, 03/03/2012 (S)	SGD	4,400,000	3,459,663
Export-import Bank of Korea
4.000%, 01/29/2021		$600,000	542,705
5.125%, 06/29/2020		1,100,000	1,104,532
Ford Motor Credit Company LLC
3.053%, 01/13/2012 (P)		1,300,000	1,313,247
7.250%, 10/25/2011		100,000	103,236
7.500%, 08/01/2012		3,500,000	3,733,814
7.800%, 06/01/2012		7,800,000	8,318,263
8.000%, 12/15/2016		1,000,000	1,132,772
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	700,869
General Electric Capital Corp.
2.000%, 09/28/2012		$700,000	715,548
General Electric Capital Corp. (5.500%
to 09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067	EUR	9,900,000	12,636,891
General Electric Capital Corp. (6.375%
to 11/15/17, then 3 month
LIBOR + 2.289%)
11/15/2067		$4,100,000	4,197,375
GMAC, Inc.
2.200%, 12/19/2012		1,100,000	1,128,411
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,402,045
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,175,608
ING Bank NV
1.103%, 03/30/2012 (P)(S)		18,700,000	18,644,480
International Lease Finance Corp.
1.058%, 08/15/2011 (P)	EUR	7,600,000	10,243,771
6.750%, 09/01/2016 (S)		$1,300,000	1,407,250
Intesa Sanpaolo SpA
2.713%, 02/24/2014 (P)(S)		3,300,000	3,295,317
Intesa Sanpaolo SpA/New York
2.375%, 12/21/2012		12,700,000	12,775,209
IPIC, Ltd.
5.000%, 11/15/2020 (S)		800,000	766,230
JPMorgan Chase & Company
6.000%, 01/15/2018		2,300,000	2,558,216
JPMorgan Chase Bank NA
6.000%, 10/01/2017		3,900,000	4,298,377
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	1,900,000	2,658,415
Lehman Brothers Holdings, Inc.
11/24/2008 to 12/23/2010 (H)		$20,100,000	5,050,125
6.875%, 05/02/2018 (H)		1,100,000	287,375
Lloyds TSB Bank PLC
4.875%, 01/21/2016		1,700,000	1,730,348
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,491,658
6.050%, 08/15/2012		900,000	956,514
6.400%, 08/28/2017		3,100,000	3,406,305
6.875%, 04/25/2018		7,600,000	8,549,293
MetLife, Inc.
6.400%, 12/15/2036		900,000	860,310
Metropolitan Life Global Funding I
0.703%, 07/13/2011 (P)(S)		12,100,000	12,115,343
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	2,022,364

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.812%, 05/14/2013 (P)		$4,100,000	$4,242,553
6.250%, 08/28/2017		800,000	873,806
7.300%, 05/13/2019		300,000	341,651
Mystic Re, Ltd.
10.311%, 06/07/2011 (P)(S)		700,000	712,250
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,817,027
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,079,044
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	599,347
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	15,344,064
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		700,000	738,952
Pricoa Global Funding I
0.404%, 01/30/2012 (P)(S)		3,200,000	3,184,995
0.503%, 09/27/2013 (P)(S)		2,700,000	2,661,730
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,365,370
5.550%, 04/27/2015		3,500,000	3,821,517
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,175,491
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
(Q)(S)		6,800,000	5,848,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		5,000,000	4,575,000
Royal Bank of Scotland PLC
0.707%, 04/08/2011 (P)(S)		4,000,000	4,001,704
3.000%, 12/09/2011 (S)		5,900,000	6,009,534
3.950%, 09/21/2015		1,600,000	1,595,158
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,135,750
Santander US Debt SA Unipersonal
1.103%, 03/30/2012 (P)(S)		13,900,000	13,759,638
2.991%, 10/07/2013 (S)		5,700,000	5,561,114
SLM Corp.
0.533%, 10/25/2011 (P)		200,000	198,367
0.964%, 11/15/2011	EUR	5,400,000	7,254,251
1.044%, 06/17/2013 (P)		2,100,000	2,644,581
5.375%, 05/15/2014		$500,000	515,529
6.250%, 01/25/2016		600,000	615,000
Springleaf Finance Corp.
6.900%, 12/15/2017		2,700,000	2,423,250
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,723,438
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		2,500,000	2,464,700
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,301,286
Swedbank AB
3.625%, 12/02/2011	EUR	100,000	139,883
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$400,000	393,774
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,626,755
The Bear Stearns Companies LLC
0.992%, 09/26/2013 (P)	EUR	3,800,000	5,184,397
6.950%, 08/10/2012		$4,100,000	4,440,817

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
1.042%, 05/23/2016 (P)	EUR	600,000	$779,581
5.625%, 01/15/2017		$1,300,000	1,377,561
6.150%, 04/01/2018		7,500,000	8,216,085
6.250%, 09/01/2017		5,400,000	5,996,657
6.375%, 05/02/2018	EUR	700,000	1,043,969
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		$3,100,000	3,172,825
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		500,000	521,250
UBS AG/Stamford CT
1.304%, 01/28/2014 (P)		1,000,000	1,010,285
1.413%, 02/23/2012 (P)		2,100,000	2,117,583
5.750%, 04/25/2018		1,900,000	2,064,893
5.875%, 12/20/2017		2,100,000	2,299,082
Vnesheconombank Via VEB
Finance, Ltd.
5.450%, 11/22/2017 (S)		700,000	695,660
Wachovia Corp.
0.433%, 10/15/2011 (P)		1,100,000	1,100,937
5.750%, 02/01/2018		6,200,000	6,893,625
Westpac Banking Corp.
0.783%, 07/16/2014 (P)(S)		1,000,000	1,004,555
3.585%, 08/14/2014 (S)		1,600,000	1,686,027

			528,840,006
Health Care - 0.54%
Amgen, Inc.
6.150%, 06/01/2018		9,100,000	10,493,692
AstraZeneca PLC
5.900%, 09/15/2017		1,000,000	1,144,530
6.450%, 09/15/2037		1,000,000	1,148,523

			12,786,745
Industrials - 1.26%
Noble Group, Ltd.
4.875%, 08/05/2015 (S)		1,000,000	1,020,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		12,800,000	13,392,000
President and Fellows of Harvard
College
6.500%, 01/15/2039 (S)		12,900,000	15,526,053

			29,938,053
Materials - 1.72%
AngloGold Holdings PLC
5.375%, 04/15/2020		300,000	305,324
C8 Capital SPV, Ltd. (6.640% to
12/31/2014, then 3 month
LIBOR + 4.400%)
(Q)(S)		4,500,000	3,303,927
CSN Resources SA
6.500%, 07/21/2020 (S)		8,000,000	8,460,000
6.500%, 07/21/2020		2,600,000	2,749,500
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		600,000	600,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		10,400,000	11,557,000
7.250%, 10/20/2017		2,900,000	3,222,625
Rohm & Haas Company
6.000%, 09/15/2017		1,500,000	1,666,305
The Dow Chemical Company
4.850%, 08/15/2012		7,000,000	7,370,412
6.000%, 10/01/2012		800,000	860,081

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
4.625%, 09/15/2020	$900,000	$883,462

		40,978,636
Telecommunication Services - 0.87%
Cellco Partnership/Verizon Wireless
Capital LLC
2.914%, 05/20/2011 (P)	14,700,000	14,783,717
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	2,803,443
Telecom Italia Capital SA
0.913%, 07/18/2011 (P)	3,200,000	3,198,973

		20,786,133

TOTAL CORPORATE BONDS (Cost $665,076,165)		$678,298,684

CONVERTIBLE BONDS - 0.51%
Energy - 0.51%
Chesapeake Energy Corp.
2.250%, 12/15/2038	600,000	549,000
Transocean, Inc.
1.500%, 12/15/2037	11,500,000	11,500,000

		12,049,000

TOTAL CONVERTIBLE BONDS (Cost $11,152,999)		$12,049,000

TERM LOANS (M) - 0.42%
Consumer Discretionary - 0.07%
Ford Motor Company
3.020%, 12/15/2013	1,662,164	1,661,463
Financials - 0.27%
American General Finance Corp.
7.250%, 04/08/2015	2,500,000	2,522,250
CIT Group, Inc.
6.250%, 08/11/2015	621,689	629,590
Petroleum Export, Ltd.
3.319%, 12/20/2012	3,300,000	3,283,500

		6,435,340
Utilities - 0.08%
Sensata Technologies, Inc.
2.038%, 04/27/2013	1,924,433	1,919,022

TOTAL TERM LOANS (Cost $9,980,876)		$10,015,825

MUNICIPAL BONDS - 2.71%
California - 1.39%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	996,790
California State University
6.434%, 11/01/2030	1,200,000	1,214,520
City of Los Angeles CA
5.713%, 06/01/2039	1,000,000	930,310
Los Angeles Unified School District
4.500%, 07/01/2023	5,000,000	4,916,050
6.758%, 07/01/2034	2,700,000	2,849,850
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,450,000	1,095,968
State of California
5.650%, 04/01/2039	800,000	824,904
7.500%, 04/01/2034	2,600,000	2,810,262
7.550%, 04/01/2039	900,000	974,457
7.600%, 11/01/2040	1,600,000	1,738,256
7.950%, 03/01/2036	7,900,000	8,368,154

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	$1,500,000	$914,025
University of California
6.270%, 05/15/2031	5,300,000	5,339,909

		32,973,455
Illinois - 0.40%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,000,000	936,220
Chicago Illinois Transit
Authority, Series A
6.300%, 12/01/2021	100,000	105,569
6.899%, 12/01/2040	2,700,000	2,603,529
Chicago Illinois Transit
Authority, Series B
6.300%, 12/01/2021	300,000	316,707
6.899%, 12/01/2040	2,600,000	2,507,102
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	200,452
State of Illinois
4.071%, 01/01/2014	2,100,000	2,108,925
6.725%, 04/01/2035	800,000	779,024

		9,557,528
Iowa - 0.03%
Tobacco Settlement Authority of Iowa,
Series A
6.500%, 06/01/2023	895,000	815,846
Louisiana - 0.11%
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,588,248
Nevada - 0.07%
County of Clark
6.820%, 07/01/2045	1,400,000	1,388,814
Truckee Meadows Nevada Water
Authority, Series A
5.000%, 07/01/2036	200,000	181,334

		1,570,148
New Jersey - 0.35%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	8,296,140
North Carolina - 0.01%
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	310,113
Ohio - 0.08%
American Municipal Power-Ohio, Inc.
8.084%, 02/15/2050	1,600,000	1,811,728
Texas - 0.11%
City of San Antonio TX
6.308%, 02/01/2037	2,600,000	2,694,536
West Virginia - 0.09%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	3,120,000	2,163,096
Wisconsin - 0.07%
Badger Tobacco Asset
Securitization Corp.
6.125%, 06/01/2027	1,520,000	1,587,853

TOTAL MUNICIPAL BONDS (Cost $63,567,143)		$64,368,691

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES - 1.16%
Financials - 1.16%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		20,525,000	21,140,750
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	411,016
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
(Q)	GBP	1,500,000	2,371,415
State Street Capital Trust III (8.250% to
03/15/2011, then 3 month
LIBOR + 4.990%)
(Q)		$2,900,000	2,906,177
State Street Capital Trust IV
1.302%, 06/15/2037 (P)		400,000	324,474
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)		300,000	244,890
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)		321,000	319,722

			27,718,444

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,643,134)			$27,718,444

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.93%
Commercial & Residential - 4.03%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.262%, 02/25/2045 (P)		$165,409	$152,545
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.291%, 05/16/2047 (P)(S)	EUR	1,020,474	1,408,308
Series 2010-1A, Class A2B,
2.491%, 05/16/2047 (P)(S)		3,100,000	4,272,301
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.091%, 11/25/2034 (P)		$2,517,039	2,180,436
Series 2004-9, Class 22A1,
3.607%, 11/25/2034 (P)		666,686	665,968
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.961%, 09/25/2035 (P)		900,012	710,386
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	421,843
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		1,000,000	1,076,515
Series 2007-PW18, Class A4,
5.700%, 06/13/2050		4,300,000	4,645,714
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.640%, 12/25/2035 (P)		763,472	702,673
Series 2005-11, Class A2A,
2.690%, 12/25/2035 (P)		339,693	327,304

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		$2,900,000	$3,066,526
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.542%, 02/25/2037 (P)		6,033,443	3,700,727
Series 2005-62, Class 2A1,
1.292%, 12/25/2035 (P)		8,099,334	5,207,839
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.812%, 02/20/2035 (P)		2,966,158	2,591,479
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)		427,234	359,340
Series 2004-22, Class A3,
3.121%, 11/25/2034 (P)		1,700,304	1,507,666
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.659%, 03/15/2039 (P)		300,000	325,086
European Loan Condui, Series 25X,
Class A
1.243%, 05/15/2019 (P)	EUR	343,133	418,223
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037		$502,953	505,915
Granite Master Issuer PLC,
Series 2005-1, Class A5
1.063%, 12/20/2054 (P)	EUR	3,735,298	4,878,757
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.342%, 10/25/2046 (P)		$438,688	405,615
Series 2006-AR8, Class 1A1A,
0.342%, 01/25/2047 (P)		474,291	441,351
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	105,665
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,495,632
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (P)(S)		2,763,177	2,734,775
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.177%, 11/25/2035 (P)		1,794,024	1,758,047
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.339%, 10/15/2054 (P)(S)	EUR	1,700,000	2,339,777
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		$3,000,000	2,909,319
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,188,315
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	425,136
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,000,000	1,085,029
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.035%, 02/25/2035 (P)		852,458	867,207
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		318,794	298,902

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.706%, 12/15/2030 (P)	$2,981,350	$2,841,495
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.802%, 07/09/2021 (P)(S)	4,998,969	4,779,686
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.472%, 02/25/2036 (P)	978,283	765,123
Series 2005-2, Class 3A,
1.260%, 10/25/2035 (P)	452,004	391,698
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	2,000,000	2,100,190
MLCC Mortgage Investors, Inc.,
Series 2005-3, Class 4A
0.512%, 11/25/2035 (P)	224,953	194,276
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.326%, 10/15/2020 (P)(S)	455,769	443,113
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	3,500,000	3,573,180
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	200,000	217,912
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.804%, 08/12/2045 (P)(S)	1,000,000	1,088,182
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.392%, 03/25/2037 (P)	2,693,541	1,687,520
Series 2005-AR5, Class A3,
0.512%, 07/19/2035 (P)	1,971,003	1,846,339
Series 2005-AR8, Class A1A,
0.542%, 02/25/2036 (P)	537,458	330,415
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.784%, 10/25/2035 (P)(S)	827,462	678,143
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.372%, 11/25/2046 (P)	951,210	944,165
Series 2006-5, Class A1,
0.382%, 10/25/2046 (P)	2,362,712	2,337,228
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.346%, 06/15/2020 (P)(S)	3,150,243	2,994,136
Series 2006-WL7A, Class A1,
0.356%, 09/15/2021 (P)(S)	6,066,946	6,009,168
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1
0.532%, 12/25/2045 (P)	2,562,731	2,148,409
WaMu Mortgage Pass-Through
Certificates, Series 2002-AR17,
Class 1A
1.492%, 11/25/2042 (P)	160,794	144,119
Washington Mutual, Inc., Series 2001-7,
Class A
1.521%, 05/25/2041 (P)	101,448	99,173

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.802%, 03/25/2036 (P)	$1,695,098	$1,494,956
Series 2004-CC, Class A1,
4.913%, 01/25/2035 (P)	1,638,521	1,652,886

		95,941,833
U.S. Government Agency - 0.90%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.416%, 07/15/2019 (P)	1,594,165	1,594,147
Series 3335, Class FT,
0.416%, 08/15/2019 (P)	3,809,916	3,809,973
Series 3149, Class LF,
0.566%, 05/15/2036 (P)	1,239,363	1,235,330
Series 2637, Class F,
0.666%, 06/15/2018 (P)	166,531	167,098
Series T-63, Class 1A1,
1.525%, 02/25/2045 (P)	156,110	150,889
Federal National Mortgage Association
Series 2007-73, Class A1,
0.322%, 07/25/2037 (P)	1,691,812	1,668,943
Series 2005-120, Class NF,
0.362%, 01/25/2021 (P)	5,197,511	5,194,294
Series 2007-30, Class AF,
0.572%, 04/25/2037 (P)	1,727,339	1,704,719
Series 2003-W6, Class F,
0.612%, 09/25/2042 (P)	1,478,795	1,454,564
Series 2005-75, Class FL,
0.712%, 09/25/2035 (P)	3,154,026	3,116,379
Series 2006-5, Class 3A2,
2.624%, 05/25/2035 (P)	207,177	214,863
Series 2003-37, Class HY,
5.000%, 12/25/2016	958,617	957,829
Series 2003-21, Class M,
5.000%, 02/25/2017	102,415	104,361

		21,373,389

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $121,211,735)		$117,315,222

ASSET BACKED SECURITIES - 1.67%
Access Group, Series 2008-1, Class A
1.603%, 10/27/2025 (P)	9,005,367	9,096,229
Bank of America Credit Card Trust,
Series 2008-A5, Class A5
1.466%, 12/16/2013 (P)	5,100,000	5,119,980
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.322%, 01/25/2037 (P)	1,312,490	1,238,206
Series 2007-HE5, Class 1A1,
0.352%, 06/25/2047 (P)	468,082	451,862
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.362%, 05/25/2037 (P)	1,168,409	1,091,314
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.582%, 10/25/2035 (P)	859,817	817,581
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.366%, 05/16/2016 (P)(S)	9,305,000	9,452,494

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1,
0.312%, 07/25/2037 (P)		$2,696,950	$2,626,406
Series 2006-15, Class A1,
0.372%, 10/25/2046 (P)		6,522	6,471
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.312%, 11/25/2036 (P)		204,096	202,358
GSAMP Trust, Series 2007-FM1,
Class A2A
0.332%, 12/25/2036 (P)		504,599	347,856
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.552%, 01/20/2034 (P)		2,036,340	1,858,519
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.322%, 12/25/2036 (P)		1,732,580	1,663,024
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.312%, 12/25/2036 (P)		48,247	47,757
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.322%, 03/25/2047 (P)		993,791	844,191
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.542%, 10/25/2034 (P)		58,753	48,747
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.342%, 05/25/2037 (P)		441,662	426,537
Morgan Stanley Asset Backed Securities
Capital I, Series 2006-NC5,
Class A2A
0.302%, 10/25/2036 (P)		7,486	7,478
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.574%, 10/25/2034 (P)		236,346	234,445
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	968,307	1,215,806
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.322%, 12/25/2036 (P)		$537,495	200,457
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,584,093	1,704,706
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.322%, 01/25/2038 (P)		1,034,094	960,643
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.312%, 10/25/2036 (P)		101,271	100,816

TOTAL ASSET BACKED SECURITIES (Cost $40,613,660)			$39,763,883

COMMON STOCKS - 0.00%
Financials - 0.00%

Insurance
American International Group, Inc. (I)		258	9,574

TOTAL COMMON STOCKS (Cost $10,728)			$9,574

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.73%
Consumer Discretionary - 0.01%

Automobiles
General Motors Corp.,
Series B, 5.250% (I)	20,000	150,994
Financials - 0.72%

Commercial Banks
Wells Fargo & Company, Series L	11,000	11,330,000

Diversified Financial Services
Citigroup, Inc., Series 1, 6.150%	445,000	5,782,864

Insurance
American International
Group, Inc., 8.500%	6,200	28,892

		17,141,756

TOTAL PREFERRED SECURITIES (Cost $16,095,096)		$17,292,750

SHORT-TERM INVESTMENTS - 35.45%
Repurchase Agreement - 16.59%
Morgan Stanley Tri-Party Repurchase
Agreement dated 02/28/2011 at
0.180% to be repurchased at
$137,100,686 on 03/01/2011,
collateralized by $139,293,600
U.S. Treasury Notes, 1.125% due
06/30/2011 (valued at $140,027,825,
including interest)	$137,100,000	$137,100,000
Barclays Bank Tri-Party Repurchase
Agreement dated 02/28/2011 at
0.180% to be repurchased at
$18,000,090 on 03/01/2011,
collateralized by $17,865,000
U.S. Treasury Notes, 2.625% due
04/30/2016 (valued at $18,405,669,
including interest)	18,000,000	18,000,000
Repurchase Agreement with State
Street Corp. dated 02/28/2011 at
0.010% to be repurchased at
$3,246,001on 03/01/2011,
collateralized by $3,295,000
U.S. Treasury Notes., 0.875% due
05/31/2011 (valued at $3,311,475,
including interest)	3,246,000	3,246,000
BNP Tri-Party Repurchase Agreement
dated 02/28/2011 at 0.180% to be
repurchased at $236,201,181 on
03/01/2011, collateralized by
$186,944,000 U.S. Treasury Notes,
1.875% due 07/15/2013 (valued at
$241,433,075, including interest)	236,200,000	236,200,000

		394,546,000
Short-Term Securities* - 18.86%
Bank of Nova Scotia,
0.562%, 08/09/2012	3,700,000	3,698,890
Kells Funding LLC
0.330%, 05/11/2011	10,800,000	10,792,971
0.310%, 05/12/2011	11,800,000	11,792,684
0.330%, 05/05/2011	19,400,000	19,383,639
0.270%, 03/22/2011	2,300,000	2,299,638
0.260%, 03/23/2011	1,000,000	999,841
Straight A Funding LLC
0.230%, 04/11/2011	7,500,000	7,498,035
0.250%, 05/05/2011	3,100,000	3,098,601

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Straight A Funding LLC (continued)
0.250%, 05/09/2011	$27,600,000	$27,586,775
0.250%, 05/11/2011	2,900,000	2,898,570
0.250%, 05/11/2011	1,100,000	1,099,458
0.250%, 05/09/2011	7,300,000	7,296,502
U.S. Treasury Bill
0.158%, 08/25/2011	17,100,000	17,086,600
0.302%, 06/16/2011 (F)	90,000	89,919
0.200%, 07/14/2011	55,600,000	55,558,654
0.223%, 07/21/2011 (F)	380,000	379,664
0.200%, 08/04/2011	24,800,000	24,778,529
0.212%, 08/11/2011 (F)	92,600,000	92,526,867
0.176%, 08/18/2011 (F)	98,700,000	98,620,363
0.212%, 07/28/2011 (F)	61,210,000	61,160,559

		448,646,759

TOTAL SHORT-TERM INVESTMENTS (Cost $843,192,759)		$843,192,759

Total Investments (Total Return Fund)
(Cost $2,872,299,382) - 121.92%		$2,900,090,352
Other assets and liabilities, net - (21.92%)		(521,343,120)

TOTAL NET ASSETS - 100.00%		$2,378,747,232

TBA SALE COMMITMENTS OUTSTANDING - (9.43)%
Federal National Mortgage Association - (9.43)%
4.500%, TBA	(212,300,000)	(214,559,996)
6.000%, TBA	(9,000,000)	(9,782,132)

TOTAL TBA SALE COMMITMENTS
OUTSTANDING (Cost $(223,865,402))		$(224,342,128)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 74.95%
Consumer Discretionary - 21.72%
Allbritton Communications Company
8.000%, 05/15/2018	$1,925,000	$2,016,412
American Tire Distributors, Inc.
9.750%, 06/01/2017 (S)	3,350,000	3,701,750
Ameristar Casinos, Inc.
9.250%, 06/01/2014	5,525,000	5,939,375
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	4,900,375
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018	825,000	880,688
8.125%, 04/30/2020	450,000	485,438
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	10,216,000	10,752,340
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	1,400,000	1,573,250
Chukchansi Economic Development Authority
3.943%, 11/15/2012 (P)(S)	875,000	658,438
8.000%, 11/15/2013 (S)	2,817,000	2,112,750
Cinemark USA, Inc.
8.625%, 06/15/2019	4,500,000	4,905,000
CityCenter Holdings LLC/CityCenter
Finance Corp.
7.625%, 01/15/2016 (S)	225,000	234,563

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	$1,000,000	$1,045,000
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,112,125
CSC Holdings LLC
6.750%, 04/15/2012	990,000	1,030,838
8.500%, 04/15/2014	2,175,000	2,436,000
DineEquity, Inc.
9.500%, 10/30/2018 (S)	625,000	676,563
Dish DBS Corp.
6.625%, 10/01/2014	2,250,000	2,385,000
DISH DBS Corp.
7.000%, 10/01/2013	200,000	215,000
7.750%, 05/31/2015	2,500,000	2,731,250
EchoStar DBS Corp.
6.375%, 10/01/2011	1,791,000	1,826,820
Fisher Communications, Inc.
8.625%, 09/15/2014	2,025,000	2,080,688
Gray Television, Inc.
10.500%, 06/29/2015	2,305,000	2,449,063
Greektown Superholdings, Inc.
13.000%, 07/01/2015	5,250,000	5,958,750
KAR Holdings, Inc.
10.000%, 05/01/2015	13,610,000	14,426,600
Lamar Media Corp.
7.875%, 04/15/2018	425,000	456,875
9.750%, 04/01/2014	2,520,000	2,929,500
Lin Television Corp.
8.375%, 04/15/2018	650,000	706,875
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,513,375
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	258,750
7.450%, 09/15/2011 to 10/15/2016	4,416,000	4,779,061
7.875%, 08/15/2036	3,450,000	3,588,000
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	2,100,000	2,257,500
Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc.
8.875%, 04/15/2017	850,000	922,250
Nielsen Finance LLC/Nielsen
Finance Company
7.750%, 10/15/2018 (S)	1,450,000	1,567,813
11.500%, 05/01/2016	260,000	306,150
O’Charleys, Inc.
9.000%, 11/01/2013	6,825,000	6,935,906
Regal Cinemas Corp.
8.625%, 07/15/2019	5,375,000	5,764,688
Rent-A-Center, Inc.
6.625%, 11/15/2020 (S)	450,000	444,375
Salem Communications Corp.
9.625%, 12/15/2016	830,000	910,925
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,696,000	2,859,166
7.000%, 06/15/2017 to 05/15/2019	4,000,000	4,234,813
7.500%, 04/01/2027	1,798,000	1,757,545
7.625%, 10/01/2018	80,000	87,000
7.875%, 02/01/2013	850,000	916,938
8.000%, 11/15/2021	1,000,000	1,095,000
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	1,252,000	1,270,780
Speedway Motorsports Incspeedway
Motorsports Inc
6.750%, 02/01/2019 (S)	300,000	304,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	$1,377,000	$1,518,143
Toys R Us Property Company LLC
8.500%, 12/01/2017	800,000	870,000
10.750%, 07/15/2017	2,400,000	2,742,000
Videotron Ltee
6.375%, 12/15/2015	1,195,000	1,221,888
6.875%, 01/15/2014	2,260,000	2,291,075
9.125%, 04/15/2018	1,660,000	1,863,350
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	1,470,000	1,650,075

		138,558,392
Consumer Staples - 1.97%
B&G Foods, Inc.
7.625%, 01/15/2018	811,000	865,743
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)	775,000	782,750
Brickman Group Holdings, Inc.
9.125%, 11/01/2018 (S)	475,000	510,625
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,958,725
Darling International, Inc.
8.500%, 12/15/2018 (S)	150,000	161,813
Del Monte Corp.
7.500%, 10/15/2019	250,000	303,750
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,246,500
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	4,440,188
Susser Holdings LLC/Susser Finance Corp.
8.500%, 05/15/2016	1,225,000	1,330,656

		12,600,750
Energy - 11.76%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,097,594
Bristow Group, Inc.
7.500%, 09/15/2017	825,000	868,313
Cloud Peak Energy Resources LLC/Cloud
Peak Energy Finance Corp.
8.250%, 12/15/2017	450,000	489,375
8.500%, 12/15/2019	650,000	716,625
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	5,647,000	6,155,230
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	300,000	325,500
8.250%, 04/01/2020 (S)	260,000	286,650
Denbury Resources, Inc.
6.375%, 08/15/2021	475,000	479,750
8.250%, 02/15/2020	3,014,000	3,353,075
El Paso Corp.
6.875%, 06/15/2014	500,000	546,387
6.950%, 06/01/2028	1,325,000	1,279,591
7.000%, 06/15/2017	2,800,000	3,127,569
7.250%, 06/01/2018	4,650,000	5,258,327
7.800%, 08/01/2031	1,425,000	1,507,536
8.050%, 10/15/2030	700,000	750,320
8.250%, 02/15/2016	525,000	593,268
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	193,045
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,723,250

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Equity LP
7.500%, 10/15/2020	$4,390,000	$4,757,663
Forest Oil Corp.
7.250%, 06/15/2019	1,875,000	1,940,625
8.500%, 02/15/2014	250,000	278,125
General Maritime Corp.
12.000%, 11/15/2017	1,800,000	1,651,500
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,325,000	3,374,875
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	2,315,000	2,407,600
9.000%, 06/01/2016 (S)	1,295,000	1,359,750
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,550,000	1,590,688
Inergy LP/inergy Finance Corp.
6.875%, 08/01/2021 (S)	775,000	792,438
OPTI Canada, Inc.
8.250%, 12/15/2014	1,500,000	817,500
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	4,851,875
PHI, Inc.
8.625%, 10/15/2018	5,850,000	6,127,875
Regency Energy Partners LP/Regency Energy
Finance Corp.
6.875%, 12/01/2018	300,000	315,000
Sabine Pass LNG LP
7.500%, 11/30/2016	10,845,000	10,980,563
7.500%, 11/30/2016 (S)	1,563,000	1,582,538
Teekay Corp.
8.500%, 01/15/2020	475,000	511,219
Thermon Industries, Inc.
9.500%, 05/01/2017	875,000	947,188

		75,038,427
Financials - 10.33%
American General Finance Corp.
5.400%, 12/01/2015	425,000	384,625
5.750%, 09/15/2016	1,650,000	1,462,313
6.500%, 09/15/2017	900,000	796,500
Aviv Healthcare Properties LP
7.750%, 02/15/2019 (S)	1,275,000	1,329,188
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	14,646,483	14,809,585
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)	900,000	911,250
Dupont Fabros Technology LP
8.500%, 12/15/2017	5,550,000	6,118,875
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	3,000,000	2,501,277
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,715,836
7.250%, 10/25/2011	340,000	351,004
8.000%, 12/15/2016	5,975,000	6,768,313
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,848,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	675,000	727,988
6.750%, 09/01/2016 (S)	675,000	730,688
7.125%, 09/01/2018 (S)	1,725,000	1,882,406
National Retail Properties, Inc.
6.875%, 10/15/2017	275,000	297,016
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,085,156
Nuveen Investments, Inc.
5.500%, 09/15/2015	7,989,000	6,990,375

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nuveen Investments, Inc. (continued)
10.500%, 11/15/2015 (S)	$325,000	$332,313
10.500%, 11/15/2015	1,470,000	1,503,075
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)	2,375,000	2,398,750
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/2018 (S)	1,365,000	1,440,075
Springleaf Finance Corp.
6.900%, 12/15/2017	3,125,000	2,804,688
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	3,090,000
Ventas Realty LP/Ventas Capital Corp.
6.500%, 06/01/2016	500,000	524,243
Vertellus Specialties, Inc.
9.375%, 10/01/2015 (S)	125,000	134,453

		65,937,992
Health Care - 5.23%
Biomet, Inc.
11.625%, 10/15/2017	3,765,000	4,245,038
Centene Corp.
7.250%, 04/01/2014	2,050,000	2,114,063
Community Health Systems, Inc.
8.875%, 07/15/2015	3,360,000	3,561,600
FMC Finance III SA
6.875%, 07/15/2017	700,000	737,625
Fresenius Medical Care Us Finance, Inc.
5.750%, 02/15/2021 (S)	800,000	774,000
HCA, Inc.
8.500%, 04/15/2019	3,375,000	3,780,000
9.125%, 11/15/2014	600,000	629,250
9.250%, 11/15/2016	2,900,000	3,132,000
HCA, Inc., PIK
9.625%, 11/15/2016	1,709,000	1,854,265
Health Management Associates, Inc.
6.125%, 04/15/2016	1,925,000	1,953,875
Healthsouth Corp.
7.250%, 10/01/2018	500,000	518,750
7.750%, 09/15/2022	500,000	520,625
10.750%, 06/15/2016	2,100,000	2,247,000
Mylan, Inc.
6.000%, 11/15/2018 (S)	375,000	383,906
7.625%, 07/15/2017 (S)	850,000	933,938
7.875%, 07/15/2020 (S)	175,000	195,563
Tenet Healthcare Corp.
9.000%, 05/01/2015	2,640,000	2,904,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,874,875

		33,360,373
Industrials - 2.50%
Casella Waste Systems, Inc.
7.750%, 02/15/2019 (S)	175,000	179,375
Columbus McKinnon Corp.
7.875%, 02/01/2019 (S)	700,000	724,500
Corrections Corp. of America
6.250%, 03/15/2013	1,790,000	1,792,238
7.750%, 06/01/2017	1,000,000	1,095,000
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	500,000	545,000
GEO Group, Inc.
7.750%, 10/15/2017	775,000	826,344
Interactive Data Corp.
10.250%, 08/01/2018 (S)	800,000	896,000

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Interface, Inc.
7.625%, 12/01/2018 (S)	$200,000	$212,500
Iron Mountain, Inc.
8.000%, 06/15/2020	3,650,000	3,923,750
8.375%, 08/15/2021	25,000	27,656
L-3 Communications Corp.
5.875%, 01/15/2015	700,000	713,650
L-3 Communications Corp., Series B
6.375%, 10/15/2015	500,000	516,250
RailAmerica, Inc.
9.250%, 07/01/2017	3,605,000	3,992,538
Titan International, Inc.
7.875%, 10/01/2017 (S)	450,000	481,500

		15,926,301
Information Technology - 4.01%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	400,000	426,000
Equinix, Inc.
8.125%, 03/01/2018	1,350,000	1,464,750
Fidelity National Information Services, Inc.
7.625%, 07/15/2017	75,000	82,688
7.875%, 07/15/2020	300,000	333,000
First Data Corp.
11.250%, 03/31/2016	2,725,000	2,629,625
Lender Processing Services, Inc.
8.125%, 07/01/2016	4,095,000	4,258,800
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	425,000	416,500
7.750%, 12/15/2018 (S)	1,575,000	1,614,375
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	913,281
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,624,000
7.375%, 11/15/2018 (S)	650,000	671,125
7.625%, 11/15/2020 (S)	325,000	335,563
10.250%, 08/15/2015	10,264,000	10,815,690

		25,585,397
Materials - 2.59%
Ball Corp.
5.750%, 05/15/2021	900,000	882,000
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	1,550,000	1,619,750
Chemtura Corp.
7.875%, 09/01/2018 (S)	250,000	266,875
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	2,230,000	2,369,375
8.250%, 05/01/2016 (S)	1,000,000	1,127,500
Graham Packaging Company LP/GPC
Capital Corp. I
9.875%, 10/15/2014	5,270,000	5,454,450
Koppers, Inc.
7.875%, 12/01/2019	100,000	108,500
Novelis, Inc.
8.375%, 12/15/2017 (S)	700,000	771,750
8.750%, 12/15/2020 (S)	1,050,000	1,157,625
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,090,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,689,500

		16,537,325
Telecommunication Services - 8.47%
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)	1,850,000	1,998,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	$5,175,000	$5,711,906
Cricket Communications, Inc.
7.750%, 05/15/2016	6,850,000	7,243,875
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,834,969
9.000%, 01/15/2015	625,000	703,125
GCI, Inc.
7.250%, 02/15/2014	2,440,000	2,464,400
8.625%, 11/15/2019	4,825,000	5,307,500
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (S)	175,000	179,813
Intelsat Subsidiary Holding Company SA
8.875%, 01/15/2015	1,600,000	1,648,000
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,375,000	2,312,656
7.875%, 09/01/2018	1,150,000	1,214,688
Qwest Corp.
6.500%, 06/01/2017	750,000	825,000
7.625%, 06/15/2015	300,000	344,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	708,500
8.250%, 08/15/2019	825,000	909,563
Sprint Capital Corp.
6.875%, 11/15/2028	1,050,000	946,313
8.750%, 03/15/2032	4,540,000	4,721,600
Sprint Nextel Corp.
6.000%, 12/01/2016	13,350,000	13,316,625
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	1,525,000	1,635,563

		54,026,346
Utilities - 6.37%
AmeriGas Partners LP/AmericGas Eagle
Finance Corp.
7.125%, 05/20/2016	3,750,000	3,900,000
AmeriGas Partners LP/AmeriGas
Finance Corp.
6.500%, 05/20/2021	800,000	824,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	651,000
Calpine Corp.
7.250%, 10/15/2017 (S)	9,151,000	9,585,673
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	775,000	755,625
9.125%, 10/01/2017	1,600,000	1,768,000
Ferrellgas Partners LP/Ferrellgas Partners
Finance Corp.
8.625%, 06/15/2020	2,075,000	2,256,563
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	6,185,000	6,710,725
8.625%, 11/14/2011	1,050,000	1,094,625
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017	9,748,000	10,186,680
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,889,000

		40,621,891

TOTAL CORPORATE BONDS (Cost $442,019,997)		$478,193,194

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%
Emigrant Capital Trust I
2.785%, 12/10/2033 (P)(S)	2,450,000	1,153,289

TOTAL CAPITAL PREFERRED SECURITIES (Cost $945,549)		$1,153,289

CONVERTIBLE BONDS - 0.44%
Energy - 0.44%
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (P)	2,975,000	2,833,688

TOTAL CONVERTIBLE BONDS (Cost $2,307,015)		$2,833,688

TERM LOANS (M) - 19.67%
Consumer Discretionary - 8.28%
Acosta, Inc.
4.500%, 07/28/2013	1,249,601	1,255,849
Adesa, Inc.
3.020%, 10/18/2013	573,106	571,980
Advantage Sales & Marketing LLC
9.250%, 06/18/2018	600,000	611,500
Allison Transmission, Inc.
3.020%, 08/07/2014	2,808,329	2,797,798
Barrington Broadcasting Company LLC
4.552%, 08/12/2013	1,140,083	1,097,330
CCM Merger, Inc.
- 02/11/2017 (T)	1,975,000	1,999,071
CCO Holdings LLC
2.762%, 09/06/2014	4,900,000	4,838,750
Coinmach Corp.
3.296%, 11/20/2014	3,712,571	3,480,535
CSC Holdings, Inc.
2.012%, 03/29/2013	520,471	522,062
Federal Mogul Corp.
2.198%, 12/28/2015	2,856,103	2,773,544
2.198%, 12/29/2014	3,076,518	2,987,589
Ford Motor Company
3.020%, 12/16/2013	6,935,542	6,932,615
3.020%, 12/16/2013	2,599,414	2,594,135
Gray Television, Inc.
3.770%, 12/31/2014	2,585,075	2,564,459
Greenwood Racing, Inc.
2.520%, 11/28/2011	954,987	940,662
HMSC Corp.
2.512%, 04/03/2014	386,456	332,352
5.762%, 10/03/2014	2,650,000	2,199,500
Iconix Brand Group, Inc.
2.560%, 01/02/2012	529,988	528,663
J Crew Group, Inc.
- 01/26/2018 (T)	725,000	725,000
Nexstar Broadcasting, Inc.
5.000%, 10/01/2012	465,660	464,496
5.000%, 09/30/2016	728,340	728,340
Nielsen Finance LLC/Nielsen Finance Corp.
2.263%, 08/09/2013	1,193,936	1,192,009
Penn National Gaming, Inc.
2.031%, 10/03/2012	5,003,978	4,990,077
PEP Boys-Manny Moe & Jack
2.300%, 10/28/2013	233,411	232,827
Regal Cinemas Corp.
- 08/23/2017 (T)	200,000	201,000
The Goodyear Tire & Rubber Company
1.960%, 04/30/2014	2,850,000	2,819,126
Tire Rack Holdings, Inc.
2.010%, 06/24/2012	710,433	699,184

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Web Services Company LLC
7.000%, 08/28/2014	1,706,913	$1,706,913

		52,787,366
Financials - 3.59%
American General Finance Corp.
7.250%, 04/21/2015	1,975,000	1,992,578
Amwins Group, Inc.
2.816%, 06/08/2013	2,166,790	2,153,247
5.810%, 06/08/2014	1,950,000	1,755,000
Capital Automotive Real Estate
Investment Trust
4.750%, 12/14/2012	6,492,013	6,747,636
Local TV Finance LLC
2.310%, 05/07/2013	3,933,650	3,835,308
LPL Holdings, Inc.
2.040%, 06/28/2013	4,165,134	4,165,134
Medical Properties Trust, Inc.
5.000%, 05/17/2016	475,833	475,833
NSG Holdings LLC
1.802%, 06/15/2014	65,511	64,529
1.802%, 06/15/2014	24,169	23,806
Nuveen Investments, Inc.
3.035%, 11/13/2014	503,976	488,647
5.804%, 05/12/2017	588,869	586,660
TPF Generation Holdings
2.303%, 12/15/2011	54,791	54,688
2.303%, 12/13/2013	174,783	174,456
2.303%, 12/15/2013	398,903	398,155

		22,915,677
Health Care - 1.62%
Community Health Systems, Inc.
2.560%, 07/25/2014	2,326,597	2,307,694
Emdeon Business Services LLC
2.270%, 11/18/2013	449,537	446,165
5.270%, 05/16/2014	2,700,000	2,675,249
HCA, Inc.
1.553%, 11/19/2012	2,913,590	2,897,685
Health Management Associates, Inc.
2.053%, 02/28/2014	1,095,484	1,086,964
Skilled Healthcare Group, Inc.
5.250%, 04/08/2016	945,238	944,057

		10,357,814
Industrials - 0.47%
Covanta Energy Corp.
1.803%, 02/10/2014	609,148	605,037
1.813%, 02/10/2014	1,190,933	1,182,894
Rexnord Holdings, Inc.
7.296%, 02/20/2013	1,420,041	1,178,634

		2,966,565
Information Technology - 0.89%
First Data Corp.
3.012%, 09/24/2014	2,004,683	1,897,683
3.012%, 09/24/2014	2,873,134	2,720,335
SunGard Data Systems, Inc.
2.014%, 02/28/2014	1,052,018	1,044,879

		5,662,897
Materials - 0.62%
Celanese Holdings LLC
1.760%, 04/02/2014	166,667	166,852
3.303%, 10/31/2016	735,941	741,048

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
Chemtura Corp.
5.500%, 08/27/2016	750,000	$748,125
Georgia-Pacific Corp.
2.302%, 12/21/2012	2,158,062	2,158,552
Graham Packaging Company LP
6.000%, 09/23/2016	149,625	150,774

		3,965,351
Telecommunication Services - 1.36%
Crown Castle Operating Company
1.761%, 03/06/2014	1,568,292	1,560,232
Fairpoint Communications, Inc.
6.500%, 01/25/2016	4,800,000	4,736,669
Level 3 Financing, Inc.
2.553%, 03/13/2014	2,450,000	2,388,750

		8,685,651
Utilities - 2.84%
NRG Energy, Inc.
2.039%, 02/01/2013	1,045,328	1,040,848
2.053%, 08/31/2015	881,125	886,632
Texas Competitive Electric
Holdings Company LLC
3.766%, 10/10/2014	18,309,766	15,393,936
3.766%, 10/10/2014	987,500	817,156

		18,138,572

TOTAL TERM LOANS (Cost $116,516,771)		$125,479,893

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Tropicana Entertainment LLC (I)	7,500	$90,000

TOTAL COMMON STOCKS (Cost $750,000)		$90,000

PREFERRED SECURITIES - 0.02%
Consumer Discretionary - 0.02%
Tropicana Las Vegas Resort & Casino LLC (I)	2,110	$101,280

TOTAL PREFERRED SECURITIES (Cost $211,000)		$101,280

WARRANTS - 0.00%
Muzak Holdings LLC (Strike
Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 3.65%
Repurchase Agreement - 0.00%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $27,203 on 03/01/2011,
collateralized by $30,000 U.S. Treasury
Notes, 1.375% due 05/15/2013 (valued at
$30,392, including interest)	$27,203	$27,203
Short-Term Securities* - 3.65%
State Street Institutional Liquid Reserves
Fund, 0.2053%	23,253,044	23,253,044

TOTAL SHORT-TERM INVESTMENTS (Cost $23,280,247)		$23,280,247

Total Investments (U.S. High Yield Bond Fund)
(Cost $586,710,595) - 98.92%		$631,131,591
Other assets and liabilities, net - 1.08%		6,897,479

TOTAL NET ASSETS - 100.00%		$638,029,070

U.S. Multi-Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.08%
Consumer Discretionary - 7.30%
Auto Components - 0.12%
Autoliv, Inc. (L)	5,100	$381,939
BorgWarner, Inc. (I)(L)	4,600	357,006
Lear Corp.	970	102,626
Tenneco, Inc. (I)	3,200	127,616
TRW Automotive Holdings Corp. (I)	6,600	374,880

		1,344,067
Distributors - 0.16%
Audiovox Corp., Class A (I)	25,800	213,624
Genuine Parts Company	29,600	1,559,624

		1,773,248
Diversified Consumer Services - 0.34%
Apollo Group, Inc., Class A (I)	43,700	1,977,862
ITT Educational Services, Inc. (I)(L)	7,720	585,562
Weight Watchers International, Inc.	5,700	348,441
Sotheby’s	2,600	127,972
Strayer Education, Inc. (L)	2,280	313,363
Pre-Paid Legal Services, Inc. (I)	1,600	105,504
DeVry, Inc.	2,000	108,500
Career Education Corp. (I)	5,500	132,605

		3,699,809
Hotels, Restaurants & Leisure - 2.26%
Brinker International, Inc.	5,500	130,020
Chipotle Mexican Grill, Inc. (I)(L)	1,650	404,250
Choice Hotels International, Inc.	12,000	463,440
Cracker Barrel Old Country Store, Inc. (L)	3,800	189,392
Darden Restaurants, Inc.	7,100	334,623
Domino’s Pizza, Inc. (I)	7,100	119,777
Einstein Noah Restaurant Group, Inc.	8,800	141,592
Las Vegas Sands Corp. (I)	28,000	1,305,920
McDonald’s Corp.	251,300	19,018,384
O’Charley’s, Inc. (I)(L)	28,700	182,245
Penn National Gaming, Inc. (I)	2,800	100,156
Ruby Tuesday, Inc. (I)	7,800	104,208
Ruth’s Hospitality Group, Inc. (I)(L)	19,200	96,192
Starwood Hotels &
Resorts Worldwide, Inc. (L)	1,700	103,870
Wyndham Worldwide Corp.	3,800	118,864
Wynn Resorts, Ltd.	2,720	334,370
Yum! Brands, Inc.	26,600	1,338,778

		24,486,081
Household Durables - 0.10%
Fortune Brands, Inc.	6,900	426,834
Garmin, Ltd. (L)	6,300	213,885
MDC Holdings, Inc. (L)	3,500	91,875
Mohawk Industries, Inc. (I)	1,800	104,598
Newell Rubbermaid, Inc.	5,300	102,502
NVR, Inc. (I)	150	109,179

		1,048,873
Internet & Catalog Retail - 0.18%
Amazon.com, Inc. (I)	2,670	462,684
Liberty Media Corp. -
Interactive, Series A (I)	32,600	523,556
Netflix, Inc. (I)(L)	2,870	593,143
priceline.com, Inc. (I)	810	367,643

		1,947,026
Leisure Equipment & Products - 0.04%
Hasbro, Inc.	7,000	314,300
Polaris Industries, Inc. (L)	1,400	105,630

		419,930

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.97%
Arbitron, Inc.	7,600	$302,556
Charter Communications, Inc., Class A (I)	6,400	292,928
Clear Channel Outdoor
Holdings, Inc., Class A (I)	7,100	104,654
Comcast Corp., Class A	92,600	2,385,376
DIRECTV, Class A (I)	13,600	625,192
Discovery
Communications, Inc., Series A (I)(L)	4,900	211,239
Gannett Company, Inc. (L)	20,700	341,757
Liberty Global, Inc., Series A (I)(L)	9,700	408,370
Liberty Media Corp. - Capital, Series A (I)	5,100	370,056
Liberty Media Corp. - Starz, Series A (I)	1,500	105,300
Live Nation Entertainment, Inc. (I)	10,200	108,426
Mediacom
Communications Corp., Class A (I)	14,000	123,480
The McClatchy Company, Class A (I)(L)	20,400	81,804
The McGraw-Hill Companies, Inc. (L)	29,800	1,152,664
The Washington Post Company, Class B (L)	761	329,581
Time Warner Cable, Inc.	15,412	1,112,438
Time Warner, Inc.	48,000	1,833,600
Viacom, Inc., Class B	15,100	674,366

		10,563,787
Multiline Retail - 0.47%
Dillard’s, Inc., Class A (L)	4,800	203,232
Dollar Tree, Inc. (I)	32,650	1,642,948
Family Dollar Stores, Inc. (L)	9,400	470,752
J.C. Penney Company, Inc.	9,200	321,632
Macy’s, Inc.	20,900	499,510
Sears Holdings Corp. (I)(L)	14,800	1,232,988
Target Corp.	13,900	730,445

		5,101,507
Specialty Retail - 1.23%
Advance Auto Parts, Inc.	18,300	1,147,044
Aeropostale, Inc. (I)(L)	38,815	1,006,861
AutoNation, Inc. (I)(L)	14,900	501,236
AutoZone, Inc. (I)(L)	6,650	1,715,368
Best Buy Company, Inc.	36,500	1,176,760
Cabela’s, Inc. (I)	4,800	130,224
Destination Maternity Corp.	3,200	144,320
Foot Locker, Inc.	7,400	147,038
GameStop Corp., Class A (I)	5,000	99,750
Group 1 Automotive, Inc.	5,000	211,250
Guess?, Inc. (L)	2,400	108,696
Home Depot, Inc.	35,100	1,315,197
Jos. A. Bank Clothiers, Inc. (I)	7,837	361,364
Limited Brands, Inc.	12,300	393,846
O’Reilly Automotive, Inc. (I)	8,400	466,872
Penske Automotive Group, Inc. (I)(L)	7,100	144,627
PetSmart, Inc.	6,400	261,568
RadioShack Corp. (L)	10,000	148,000
Rent-A-Center, Inc.	4,200	138,852
Ross Stores, Inc.	12,300	886,092
Sally Beauty Holdings, Inc. (I)	14,700	190,659
TJX Companies, Inc.	46,500	2,318,955
Tractor Supply Company	5,100	265,557
Williams-Sonoma, Inc.	3,100	111,879

		13,392,015
Textiles, Apparel & Luxury Goods - 1.43%
Carter’s, Inc. (I)	3,900	111,774
Coach, Inc.	44,700	2,454,924
Columbia Sportswear Company	1,800	113,022
Deckers Outdoor Corp. (I)	3,970	350,233
Fossil, Inc. (I)	4,000	306,960

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Iconix Brand Group, Inc. (I)(L)	5,200	$114,920
NIKE, Inc., Class B	118,100	10,514,443
Steven Madden, Ltd. (I)(L)	4,700	202,758
The Timberland Company, Class A (I)	1,000	36,940
Under Armour, Inc., Class A (I)	1,800	119,214
VF Corp. (L)	11,800	1,128,906

		15,454,094

		79,230,437
Consumer Staples - 22.83%
Beverages - 6.01%
Brown Forman Corp., Class B	38,800	2,683,020
Coca-Cola Enterprises, Inc.	29,000	762,700
Constellation Brands, Inc., Class A (I)(L)	5,300	107,696
Hansen Natural Corp. (I)	24,700	1,421,485
Heckmann Corp. (I)	40,600	232,232
PepsiCo, Inc.	392,888	24,916,957
The Coca-Cola Company	549,000	35,092,080

		65,216,170
Food & Staples Retailing - 5.82%
BJ’s Wholesale Club, Inc. (I)	2,400	116,208
Costco Wholesale Corp.	46,400	3,470,256
CVS Caremark Corp.	36,200	1,196,772
Nash Finch Company	4,500	181,665
Ruddick Corp.	5,700	209,190
Safeway, Inc.	17,800	388,396
SUPERVALU, Inc. (L)	26,390	227,746
Sysco Corp. (L)	139,800	3,885,042
The Kroger Company	57,500	1,316,750
United Natural Foods, Inc. (I)(L)	2,700	114,615
Wal-Mart Stores, Inc.	793,889	41,266,350
Walgreen Company	243,800	10,566,292
Weis Markets, Inc.	4,900	194,383

		63,133,665
Food Products - 2.32%
Campbell Soup Company (L)	70,600	2,376,396
Corn Products International, Inc.	2,300	112,286
Dean Foods Company (I)(L)	12,400	130,944
Del Monte Foods Company	7,100	134,403
Farmer Brothers Company	14,000	183,820
Flowers Foods, Inc. (L)	23,500	625,100
Fresh Del Monte Produce, Inc.	3,800	108,604
General Mills, Inc.	147,000	5,459,580
Green Mountain Coffee Roasters, Inc. (I)	5,600	228,368
H.J. Heinz Company	40,100	2,013,822
Hormel Foods Corp. (L)	67,600	1,852,240
Kellogg Company	87,300	4,675,788
Kraft Foods, Inc., Class A	37,400	1,190,816
McCormick & Company, Inc., Class B	35,000	1,667,750
Ralcorp Holdings, Inc. (I)	3,300	214,005
Sara Lee Corp.	19,600	335,552
The Hershey Company	60,500	3,165,360
The J.M. Smucker Company	10,300	709,052

		25,183,886
Household Products - 5.50%
Church & Dwight Company, Inc.	16,600	1,252,304
Clorox Company (L)	35,400	2,398,704
Colgate-Palmolive Company	112,000	8,794,240
Energizer Holdings, Inc. (I)	1,400	93,562
Kimberly-Clark Corp.	95,200	6,273,680
Spectrum Brands Holdings, Inc. (I)	3,600	103,320

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Procter & Gamble Company	647,000	$40,793,350

		59,709,160
Personal Products - 0.50%
Avon Products, Inc.	44,900	1,248,669
Herbalife, Ltd.	7,100	556,711
The Estee Lauder Companies, Inc., Class A	36,600	3,455,406
USANA Health Sciences, Inc. (I)(L)	4,900	170,618

		5,431,404
Tobacco - 2.68%
Altria Group, Inc.	370,800	9,407,196
Lorillard, Inc.	40,800	3,132,216
Philip Morris International, Inc.	232,231	14,579,462
Reynolds American, Inc.	58,900	2,021,448

		29,140,322

		247,814,607
Energy - 2.26%
Energy Equipment & Services - 0.46%
Atwood Oceanics, Inc. (I)(L)	3,100	141,112
Baker Hughes, Inc.	3,700	262,885
Complete Production Services, Inc. (I)	4,900	141,169
Core Laboratories NV	1,200	124,020
Diamond Offshore Drilling, Inc. (L)	3,700	289,451
Dril-Quip, Inc. (I)	1,500	115,050
Global Industries, Ltd. (I)	17,000	152,660
Gulfmark Offshore, Inc., Class A (I)	3,600	159,768
Halliburton Company	3,100	145,514
McDermott International, Inc. (I)	4,900	112,455
National Oilwell Varco, Inc.	15,800	1,257,206
Oil States International, Inc. (I)	1,500	109,185
Rowan Companies, Inc. (I)	7,100	302,957
RPC, Inc. (L)	5,800	113,564
Schlumberger, Ltd.	14,017	1,309,468
SEACOR Holdings, Inc.	960	90,979
Tidewater, Inc.	2,100	130,641

		4,958,084
Oil, Gas & Consumable Fuels - 1.80%
Anadarko Petroleum Corp.	1,782	145,821
Apache Corp.	1,040	129,605
Approach Resources, Inc. (I)	5,200	169,260
Chevron Corp.	43,896	4,554,210
Cimarex Energy Company	1,200	139,356
Cloud Peak Energy, Inc. (I)	4,700	96,350
Concho Resources, Inc. (I)	2,800	298,256
ConocoPhillips	102,509	7,982,376
El Paso Corp.	6,400	119,040
Energy Partners, Ltd. (I)	8,800	144,056
Energy XXI Bermuda, Ltd. (I)	4,600	158,608
Exxon Mobil Corp.	11,698	1,000,530
Marathon Oil Corp.	29,000	1,438,400
Murphy Oil Corp.	4,800	352,944
Occidental Petroleum Corp.	5,749	586,226
Pioneer Natural Resources Company (L)	4,600	470,764
Ship Finance International, Ltd. (L)	7,200	149,688
Sunoco, Inc. (L)	7,400	309,764
Teekay Corp. (L)	3,500	120,435
Tesoro Corp. (I)(L)	5,300	126,034
Valero Energy Corp.	26,700	752,406
Western Refining, Inc. (I)	10,200	165,954
World Fuel Services Corp.	2,700	111,888

		19,521,971

		24,480,055

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 2.33%
Capital Markets - 0.07%
American Capital, Ltd. (I)(L)	12,400	$115,816
BlackRock Kelso Capital Corp.	16,500	205,095
GAMCO Investors, Inc., Class A	2,400	111,456
Safeguard Scientifics, Inc. (I)	7,500	157,350
Solar Capital Ltd.	8,300	203,350

		793,067
Commercial Banks - 0.12%
CapitalSource, Inc.	36,100	273,638
Cathay General Bancorp (L)	5,800	102,776
CIT Group, Inc. (I)	10,300	446,196
OmniAmerican Bancorp, Inc. (I)	8,300	130,061
PNC Financial Services Group, Inc.	3,600	222,120
Regions Financial Corp.	14,200	108,488

		1,283,279
Consumer Finance - 0.14%
Capital One Financial Corp.	5,000	248,850
Credit Acceptance Corp. (I)(L)	3,400	240,040
EZCORP, Inc., Class A (I)	4,700	134,796
First Cash Financial Services, Inc. (I)(L)	3,400	111,316
Nelnet, Inc., Class A	8,800	196,504
SLM Corp. (I)	32,300	478,686
World Acceptance Corp. (I)	2,300	137,563

		1,547,755
Diversified Financial Services - 0.11%
Bank of America Corp.	61,979	885,680
Encore Capital Group, Inc. (I)	5,300	144,319
Marlin Business Services Corp. (I)	7,900	87,690
PHH Corp. (I)(L)	4,700	115,996

		1,233,685
Insurance - 1.36%
ACE, Ltd.	7,400	468,050
Allied World Assurance
Company Holdings, Ltd.	5,400	333,234
American Financial Group, Inc.	10,500	363,615
American International Group, Inc. (I)(L)	64,100	2,375,546
AON Corp.	5,100	268,464
Arch Capital Group, Ltd. (I)(L)	4,000	362,000
Aspen Insurance Holdings, Ltd.	4,200	124,110
Assurant, Inc.	8,500	345,355
Axis Capital Holdings, Ltd.	9,300	337,776
Brown & Brown, Inc.	4,200	109,788
Chubb Corp.	7,800	473,304
CNA Surety Corp. (I)	5,000	126,400
CNO Financial Group, Inc. (I)	16,200	117,288
Employers Holdings, Inc.	5,900	118,708
Endurance Specialty Holdings, Ltd. (L)	6,000	297,540
Enstar Group, Ltd. (I)	1,300	109,018
Erie Indemnity Company	1,700	118,728
Everest Re Group, Ltd.	2,200	195,030
Flagstone Reinsurance Holdings SA	9,200	104,880
Genworth Financial, Inc., Class A (I)	8,200	108,486
Greenlight Capital Re, Ltd., Class A (I)	3,700	107,078
Hartford Financial Services Group, Inc.	17,900	529,840
Hilltop Holdings, Inc. (I)	19,800	191,664
MBIA, Inc. (I)	14,100	158,061
Mercury General Corp.	4,700	193,358
Montpelier Re Holdings, Ltd. (L)	5,400	108,918
Old Republic International Corp. (L)	14,200	177,500
PartnerRe, Ltd.	4,500	356,850
Platinum Underwriters Holdings, Ltd.	4,500	187,650
Presidential Life Corp.	10,400	104,208

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Protective Life Corp.	4,300	$122,249
Prudential Financial, Inc.	11,100	730,713
RenaissanceRe Holdings, Ltd.	5,300	355,206
Safety Insurance Group, Inc.	2,200	105,864
StanCorp Financial Group, Inc. (L)	2,500	115,000
Symetra Financial Corp.	15,000	214,500
The Allstate Corp.	10,200	324,156
The Progressive Corp.	17,100	356,193
The Travelers Companies, Inc.	34,800	2,085,564
Torchmark Corp.	4,700	306,675
Transatlantic Holdings, Inc.	3,900	198,627
Unitrin, Inc.	3,800	111,302
Unum Group	4,100	108,773
Validus Holdings, Ltd.	10,700	331,165
W.R. Berkley Corp. (L)	10,100	302,495

		14,740,929
Real Estate Investment Trusts - 0.42%
American Capital Agency Corp.	3,500	103,075
Annaly Capital Management, Inc.	32,700	586,311
AvalonBay Communities, Inc. (L)	2,040	246,901
CBL & Associates Properties, Inc. (L)	7,600	135,660
CommonWealth	7,300	209,583
Digital Realty Trust, Inc. (L)	3,100	182,342
Equity Residential (L)	7,200	396,792
Essex Property Trust, Inc.	860	106,451
Federal Realty Investment Trust	2,400	202,032
General Growth Properties, Inc. (I)	6,866	109,307
Getty Realty Corp. (L)	3,500	102,970
Glimcher Realty Trust	3,600	33,120
Hatteras Financial Corp.	6,400	189,312
iStar Financial, Inc. (I)(L)	17,500	174,825
One Liberty Properties, Inc. (L)	6,400	95,232
Pennymac Mortgage Investment Trust	9,500	179,075
Post Properties, Inc. (L)	3,300	128,700
Public Storage (L)	3,930	441,143
Realty Income Corp.	2,900	104,313
Simon Property Group, Inc.	4,110	452,264
Starwood Property Trust, Inc.	4,700	109,933
UDR, Inc. (L)	4,600	111,872
Winthrop Realty Trust	16,200	197,640

		4,598,853
Real Estate Management & Development - 0.05%
Forest City Enterprises, Inc., Class A (I)	6,200	117,180
Jones Lang LaSalle, Inc.	1,200	118,104
Tejon Ranch Company (I)	4,300	113,133
The St. Joe Company (I)(L)	4,900	131,222

		479,639
Thrifts & Mortgage Finance - 0.06%
Abington Bancorp, Inc. (L)	8,800	110,000
Fox Chase Bancorp, Inc.	10,000	128,400
New York Community Bancorp, Inc. (L)	6,200	115,692
Oritani Financial Corp.	9,300	119,691
TFS Financial Corp.	10,900	113,142

		586,925

		25,264,132
Health Care - 27.65%
Biotechnology - 2.16%
Alexion Pharmaceuticals, Inc. (I)	1,200	115,536
Amgen, Inc. (I)	249,300	12,796,569
Biogen Idec, Inc. (I)(L)	19,400	1,326,960
Cephalon, Inc. (I)(L)	5,200	292,812

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Enzon Pharmaceuticals, Inc. (I)(L)	19,700	$210,396
Genzyme Corp. (I)	5,400	407,430
Gilead Sciences, Inc. (I)	193,800	7,554,324
Regeneron Pharmaceuticals, Inc. (I)(L)	3,300	119,691
Synta Pharmaceuticals Corp. (I)	16,400	91,676
Theravance, Inc. (I)(L)	17,900	407,762
United Therapeutics Corp. (I)(L)	1,660	111,934

		23,435,090
Health Care Equipment & Supplies - 4.83%
Alere, Inc. (I)	30,900	1,193,976
Baxter International, Inc.	160,618	8,536,847
Becton, Dickinson & Company	56,800	4,544,000
C.R. Bard, Inc. (L)	22,400	2,189,824
CareFusion Corp. (I)	3,900	106,548
DENTSPLY International, Inc.	33,400	1,248,158
Edwards Lifesciences Corp. (I)	29,600	2,517,184
Gen-Probe, Inc. (I)	12,200	767,136
Hill-Rom Holdings, Inc.	2,500	95,175
IDEXX Laboratories, Inc. (I)(L)	16,500	1,282,050
Intuitive Surgical, Inc. (I)	3,690	1,210,136
Kinetic Concepts, Inc. (I)(L)	6,900	337,893
Medtronic, Inc.	290,100	11,580,792
Palomar Medical Technologies, Inc. (I)	7,600	121,448
ResMed, Inc. (I)(L)	40,600	1,282,960
St. Jude Medical, Inc. (I)	77,100	3,691,548
Stryker Corp. (L)	91,200	5,769,312
Syneron Medical, Ltd., ADR (I)	10,700	157,290
Teleflex, Inc.	3,300	192,687
The Cooper Companies, Inc.	2,000	123,640
Varian Medical Systems, Inc. (I)(L)	28,800	1,995,264
Zimmer Holdings, Inc. (I)	55,800	3,478,572

		52,422,440
Health Care Providers & Services - 3.84%
Aetna, Inc.	37,400	1,397,264
Amedisys, Inc. (I)(L)	4,000	143,680
AMERIGROUP Corp. (I)(L)	5,000	286,750
AmerisourceBergen Corp.	35,200	1,334,432
Cardinal Health, Inc.	35,900	1,494,876
Centene Corp. (I)(L)	4,200	127,974
Chemed Corp.	1,700	111,248
CIGNA Corp.	3,500	147,245
Coventry Health Care, Inc. (I)	15,500	468,100
Express Scripts, Inc. (I)	111,310	6,257,848
Health Management
Associates, Inc., Class A (I)	12,500	125,000
Health Net, Inc. (I)(L)	11,800	347,156
Healthspring, Inc. (I)	3,800	143,032
Henry Schein, Inc. (I)(L)	22,500	1,552,050
Humana, Inc. (I)	21,900	1,423,719
Laboratory Corp. of America Holdings (I)	28,600	2,577,718
Lincare Holdings, Inc. (L)	25,287	741,921
McKesson Corp.	15,700	1,244,696
MEDNAX, Inc. (I)	12,000	779,160
Molina Healthcare, Inc. (I)(L)	3,700	129,611
Omnicare, Inc. (L)	10,500	300,615
Owens & Minor, Inc.	3,400	106,080
Patterson Companies, Inc. (L)	31,100	1,038,118
Quest Diagnostics, Inc.	41,100	2,332,425
Triple-S Management Corp., Class B (I)	34,276	677,294
UnitedHealth Group, Inc.	293,890	12,513,836
Universal American Financial Corp.	4,900	100,842
VCA Antech, Inc. (I)(L)	12,800	320,512
WellCare Health Plans, Inc. (I)	3,500	131,425

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	50,767	$3,374,482

		41,729,109
Health Care Technology - 0.16%
Cerner Corp. (I)(L)	17,050	1,712,673
Life Sciences Tools & Services - 0.59%
Covance, Inc. (I)(L)	12,500	705,375
Furiex Pharmaceuticals, Inc. (I)	6,100	101,382
Illumina, Inc. (I)(L)	5,000	347,000
Mettler-Toledo International, Inc. (I)(L)	9,350	1,602,310
Pharmaceutical Product Development, Inc.	31,200	857,064
Techne Corp. (L)	9,500	681,055
Thermo Fisher Scientific, Inc. (I)	5,100	284,682
Waters Corp. (I)(L)	21,600	1,793,880

		6,372,748
Pharmaceuticals - 16.07%
Abbott Laboratories	386,400	18,585,840
Allergan, Inc.	83,900	6,222,863
Bristol-Myers Squibb Company (L)	429,700	11,090,557
Eli Lilly & Company	392,700	13,571,712
Endo Pharmaceuticals Holdings, Inc. (I)(L)	44,600	1,584,192
Forest Laboratories, Inc. (I)	95,500	3,094,200
Hospira, Inc. (I)	5,100	269,535
Johnson & Johnson	645,900	39,684,096
Merck & Company, Inc.	914,010	29,769,306
Mylan, Inc. (I)	9,700	221,839
Perrigo Company	1,400	107,002
Pfizer, Inc.	2,545,279	48,971,168
Viropharma, Inc. (I)(L)	6,500	116,545
Warner Chilcott PLC, Class A	46,100	1,091,648

		174,380,503

		300,052,563
Industrials - 5.03%
Aerospace & Defense - 1.14%
Alliant Techsystems, Inc.	1,400	101,038
Esterline Technologies Corp. (I)	1,600	114,512
GenCorp, Inc. (I)(L)	38,800	201,372
General Dynamics Corp.	52,600	4,003,912
Goodrich Corp.	1,500	129,345
Herley Industries, Inc. (I)(L)	12,000	228,000
ITT Corp.	4,400	254,892
L-3 Communications Holdings, Inc.	6,500	515,385
Lockheed Martin Corp.	4,000	316,640
Moog, Inc., Class A (I)	2,600	118,066
Northrop Grumman Corp.	11,300	753,484
Precision Castparts Corp.	6,410	908,618
Raytheon Company	2,000	102,420
Rockwell Collins, Inc.	20,800	1,340,352
Spirit Aerosystems
Holdings, Inc., Class A (I)(L)	4,700	122,153
Triumph Group, Inc. (L)	1,200	103,908
United Technologies Corp.	36,900	3,082,626

		12,396,723
Air Freight & Logistics - 0.32%
C.H. Robinson Worldwide, Inc. (L)	42,400	3,069,336
Expeditors International of Washington, Inc.	8,400	401,520

		3,470,856
Airlines - 0.07%
Alaska Air Group, Inc. (I)	1,900	112,955
Republic Airways Holdings, Inc. (I)	23,900	151,526
United Continental Holdings, Inc. (I)	16,300	391,852

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)	12,200	$105,042

		761,375
Commercial Services & Supplies - 0.45%
Avery Dennison Corp.	2,700	107,784
Copart, Inc. (I)(L)	21,000	882,210
Corrections Corp. of America (I)	7,700	191,268
Covanta Holding Corp.	6,000	101,520
Deluxe Corp.	4,900	125,195
M&F Worldwide Corp. (I)(L)	8,000	198,480
Pitney Bowes, Inc. (L)	23,200	584,176
R.R. Donnelley & Sons Company (L)	9,100	169,442
Rollins, Inc.	36,000	706,320
Stericycle, Inc. (I)(L)	21,100	1,823,462

		4,889,857
Construction & Engineering - 0.04%
Granite Construction, Inc. (L)	4,100	116,850
KBR, Inc.	3,300	108,240
Primoris Services Corp.	14,200	121,410
Tutor Perini Corp.	5,000	119,100

		465,600
Electrical Equipment - 0.07%
Acuity Brands, Inc. (L)	2,100	118,692
AMETEK, Inc.	7,500	314,625
Polypore International, Inc. (I)(L)	3,100	181,164
Roper Industries, Inc. (L)	1,300	109,369

		723,850
Industrial Conglomerates - 1.42%
3M Company	166,000	15,310,180
Seaboard Corp.	51	118,330

		15,428,510
Machinery - 1.07%
ArvinMeritor, Inc. (I)	6,600	118,272
Caterpillar, Inc.	12,000	1,235,160
Cummins, Inc.	7,710	779,635
Danaher Corp.	112,900	5,712,740
Deere & Company	9,600	865,440
Eaton Corp.	4,080	451,982
Ingersoll-Rand PLC	4,300	194,790
John Bean Technologies Corp.	5,800	110,026
Joy Global, Inc.	4,900	477,162
Middleby Corp. (I)(L)	1,500	134,505
Miller Industries, Inc.	7,000	116,340
NACCO Industries, Inc., Class A	1,070	133,269
Navistar International Corp. (I)	2,200	136,356
Oshkosh Corp. (I)	3,400	121,278
PACCAR, Inc. (L)	7,300	365,949
Parker Hannifin Corp.	3,300	294,294
RBC Bearings, Inc. (I)	3,100	112,189
Timken Company	2,200	107,184
WABCO Holdings, Inc. (I)	2,200	128,546

		11,595,117
Professional Services - 0.19%
Dun & Bradstreet Corp.	8,900	719,120
Huron Consulting Group, Inc. (I)	4,700	130,754
IHS, Inc., Class A (I)(L)	12,700	1,062,990
Kelly Services, Inc., Class A (I)	1,500	31,530
Verisk Analytics, Inc., Class A (I)	3,900	126,165

		2,070,559
Road & Rail - 0.12%
Arkansas Best Corp.	4,200	99,624

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Genesee & Wyoming, Inc., Class A (I)	1,900	$98,971
Old Dominion Freight Line, Inc. (I)	3,100	95,418
Ryder Systems, Inc.	2,200	105,226
Union Pacific Corp.	8,700	830,067

		1,229,306
Trading Companies & Distributors - 0.14%
Applied Industrial Technologies, Inc. (L)	3,200	102,528
Fastenal Company (L)	13,200	820,116
RSC Holdings, Inc. (I)(L)	12,500	170,375
TAL International Group, Inc.	4,800	167,424
WESCO International, Inc. (I)(L)	2,400	139,728
WW Grainger, Inc. (L)	760	101,240

		1,501,411

		54,533,164
Information Technology - 26.84%
Communications Equipment - 3.84%
Acme Packet, Inc. (I)	2,500	188,100
ADTRAN, Inc.	3,100	140,988
Aruba Networks, Inc. (I)	4,800	146,160
Cisco Systems, Inc. (I)	781,100	14,497,216
F5 Networks, Inc. (I)(L)	4,160	490,922
Harris Corp.	6,700	312,622
Loral Space & Communications, Inc. (I)	2,600	196,716
Motorola Solutions, Inc. (I)	2,600	100,464
QUALCOMM, Inc.	413,698	24,648,127
Riverbed Technology, Inc. (I)	2,800	115,612
Seachange International, Inc. (I)(L)	23,700	223,728
Symmetricom, Inc. (I)	16,500	93,390
Tellabs, Inc. (L)	29,000	156,310
Viasat, Inc. (I)(L)	9,500	395,295

		41,705,650
Computers & Peripherals - 1.86%
Apple, Inc. (I)	29,350	10,366,714
Dell, Inc. (I)	90,000	1,424,700
Hewlett-Packard Company	133,800	5,837,694
Lexmark International, Inc., Class A (I)(L)	9,100	341,523
NCR Corp. (I)	7,500	143,250
NetApp, Inc. (I)	12,400	640,584
SanDisk Corp. (I)	2,200	109,120
Seagate Technology PLC (I)	27,500	349,250
Western Digital Corp. (I)	33,426	1,022,167

		20,235,002
Electronic Equipment, Instruments & Components - 0.25%
Anixter International, Inc. (L)	1,800	128,916
Arrow Electronics, Inc. (I)	2,700	105,840
Dolby Laboratories, Inc., Class A (I)(L)	21,800	1,102,426
FLIR Systems, Inc.	18,500	597,550
Ingram Micro, Inc., Class A (I)	17,200	342,796
SYNNEX Corp. (I)(L)	3,300	116,424
Tech Data Corp. (I)	3,100	153,698
Trimble Navigation, Ltd. (I)	2,700	132,705

		2,680,355
Internet Software & Services - 5.37%
Akamai Technologies, Inc. (I)	6,800	255,204
AOL, Inc. (I)	7,800	162,786
Earthlink, Inc.	22,200	182,706
eBay, Inc. (I)	296,500	9,934,233
Google, Inc., Class A (I)	76,952	47,202,357
IAC/InterActiveCorp (I)	3,600	111,852
j2 Global Communications, Inc. (I)(L)	3,700	107,633
OpenTable, Inc. (I)	1,400	124,418

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
United Online, Inc. (L)	16,300	$97,963
VeriSign, Inc.	3,100	109,399

		58,288,551
IT Services - 4.82%
Accenture PLC, Class A	104,100	5,359,068
Amdocs, Ltd. (I)	45,800	1,366,672
Automatic Data Processing, Inc.	76,800	3,840,000
Broadridge Financial Solutions, Inc.	13,200	302,544
CACI International, Inc., Class A (I)	2,100	124,572
Cognizant Technology
Solutions Corp., Class A (I)	53,700	4,127,919
Computer Sciences Corp.	6,100	293,593
Convergys Corp. (I)	8,900	125,223
CoreLogic, Inc.	5,600	104,440
DST Systems, Inc.	2,100	107,100
Fidelity National Information Services, Inc.	3,800	123,082
Fiserv, Inc. (I)	7,100	449,217
Global Payments, Inc.	20,100	964,599
International Business Machines Corp.	176,773	28,616,013
Jack Henry & Associates, Inc.	22,000	702,020
MasterCard, Inc., Class A	6,689	1,609,106
NeuStar, Inc., Class A (I)	3,800	95,950
Paychex, Inc.	85,000	2,858,550
SAIC, Inc. (I)(L)	6,100	99,674
Syntel, Inc. (L)	2,100	110,565
Total Systems Services, Inc. (L)	44,900	796,975
VeriFone Systems, Inc. (I)(L)	2,700	122,688

		52,299,570
Office Electronics - 0.06%
Xerox Corp.	62,201	668,661
Semiconductors & Semiconductor Equipment - 0.16%
Atmel Corp. (I)	18,100	265,708
Avago Technologies, Ltd.	3,600	122,364
Broadcom Corp., Class A	8,300	342,126
First Solar, Inc. (I)(L)	2,260	333,101
Skyworks Solutions, Inc. (I)	3,500	125,790
Texas Instruments, Inc.	14,700	523,467

		1,712,556
Software - 10.48%
ACI Worldwide, Inc. (I)	4,000	125,240
Adobe Systems, Inc. (I)	42,400	1,462,800
Advent Software, Inc. (I)	3,800	110,200
ANSYS, Inc. (I)(L)	13,500	760,320
Ariba, Inc. (I)	4,300	133,085
BMC Software, Inc. (I)	33,000	1,633,500
Citrix Systems, Inc. (I)	25,600	1,796,096
Compuware Corp. (I)	9,200	103,592
FactSet Research Systems, Inc. (L)	13,510	1,416,929
Informatica Corp. (I)(L)	23,300	1,095,333
Intuit, Inc. (I)	93,500	4,916,230
MICROS Systems, Inc. (I)	25,100	1,195,764
Microsoft Corp.	1,858,944	49,410,727
Oracle Corp.	1,352,200	44,487,380
Progress Software Corp. (I)(L)	4,200	123,312
Quest Software, Inc. (I)	20,000	535,800
Red Hat, Inc. (I)	4,600	189,888
Rovi Corp. (I)	3,500	193,970
Salesforce.com, Inc. (I)(L)	4,490	593,892
Symantec Corp. (I)	115,800	2,087,874
TIBCO Software, Inc. (I)	9,600	236,352

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (I)	13,500	$1,129,275

		113,737,559

		291,327,904
Materials - 0.87%
Chemicals - 0.61%
CF Industries Holdings, Inc.	950	134,216
E.I. du Pont de Nemours & Company	29,800	1,635,126
Ecolab, Inc.	47,600	2,315,264
FMC Corp.	1,300	100,672
Huntsman Corp.	7,000	123,550
Kronos Worldwide, Inc. (L)	2,400	118,800
LSB Industries, Inc. (I)	5,000	151,400
PPG Industries, Inc.	4,100	362,358
Sigma-Aldrich Corp. (L)	18,800	1,201,132
The Sherwin-Williams Company	3,300	270,996
Valhi, Inc.	5,200	124,228
Valspar Corp.	2,900	110,258

		6,648,000
Construction Materials - 0.01%
Vulcan Materials Company (L)	2,400	110,040
Metals & Mining - 0.14%
Compass Minerals International, Inc.	1,200	112,164
Freeport-McMoRan Copper & Gold, Inc.	13,100	693,645
Kaiser Aluminum Corp. (L)	2,300	116,219
Schnitzer Steel Industries, Inc.	1,600	102,720
Southern Copper Corp.	9,600	406,272
Stillwater Mining Company (I)(L)	5,500	131,285

		1,562,305
Paper & Forest Products - 0.11%
Domtar Corp.	1,300	113,620
Louisiana-Pacific Corp. (I)(L)	2,400	24,768
Schweitzer-Mauduit International, Inc.	18,465	1,012,436

		1,150,824

		9,471,169
Telecommunication Services - 1.79%
Diversified Telecommunication Services - 1.70%
AT&T, Inc.	283,305	8,040,196
CenturyLink, Inc. (L)	16,100	662,998
Frontier Communications Corp. (L)	23,000	195,270
Verizon Communications, Inc.	248,600	9,178,312
Windstream Corp. (L)	24,100	302,214

		18,378,990
Wireless Telecommunication Services - 0.09%
Crown Castle International Corp. (I)	7,300	307,695
MetroPCS Communications, Inc. (I)(L)	18,000	259,200
Telephone & Data Systems, Inc.	10,100	339,865
United States Cellular Corp. (I)	2,100	104,958

		1,011,718

		19,390,708
Utilities - 0.18%
Electric Utilities - 0.07%
Edison International	2,800	103,936
Nextera Energy, Inc.	6,000	332,820
Southern Company	8,900	339,179

		775,935
Gas Utilities - 0.01%
UGI Corp.	3,300	105,237

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.01%
NRG Energy, Inc. (I)	5,100	$101,949
Multi-Utilities - 0.08%
Alliant Energy Corp.	5,300	208,714
Ameren Corp.	3,600	100,656
Dominion Resources, Inc.	5,600	255,528
DTE Energy Company	2,200	103,576
Integrys Energy Group, Inc.	2,100	102,837
NiSource, Inc. (L)	6,600	126,456

		897,767
Water Utilities - 0.01%
Aqua America, Inc. (L)	4,500	101,340

		1,982,228

TOTAL COMMON STOCKS (Cost $875,999,012)		$1,053,546,967

Investment Companies - 0.61%
SPDR S&P 500 ETF Trust (L)	49,586	6,602,376

TOTAL INVESTMENT COMPANIES (Cost $6,052,847)		$6,602,376

SECURITIES LENDING COLLATERAL - 7.07%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	7,672,495	76,781,724

TOTAL SECURITIES LENDING
COLLATERAL (Cost $76,775,320)		$76,781,724

SHORT-TERM INVESTMENTS - 2.12%
Short-Term Securities* - 2.12%
State Street Institutional Treasury Money
Market Fund, 0.0453%	$18,970,110	$18,970,110
U.S. Treasury Bills, 0.180%, 03/10/2011	4,000,000	3,999,904

		22,970,014

TOTAL SHORT-TERM INVESTMENTS (Cost $22,969,930)		$22,970,014

Total Investments (U.S. Multi-Sector Fund)
(Cost $981,797,109) - 106.88%		$1,159,901,081
Other assets and liabilities, net - (6.88%)		(74,646,638)

TOTAL NET ASSETS - 100.00%		$1,085,254,443

SCHEDULE OF SECURITIES SOLD SHORT - (0.04)%
Financials - (0.04)%
GAMCO Investors, Inc., zero
coupon 12/31/2015	$(752,400)	(474,012)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(474,012))		$(474,012)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.32%
Consumer Discretionary - 12.67%
Auto Components - 1.15%
Lear Corp. (I)	21,249	$2,248,144
Automobiles - 3.02%
Harley-Davidson, Inc.	145,198	5,926,982
Hotels, Restaurants & Leisure - 2.31%
Darden Restaurants, Inc.	96,217	4,534,707

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 6.19%
Mohawk Industries, Inc. (I)	59,415	$3,452,606
Newell Rubbermaid, Inc.	311,703	6,028,336
Whirlpool Corp.	32,174	2,654,355

		12,135,297

		24,845,130
Consumer Staples - 6.61%
Beverages - 1.22%
Coca-Cola Enterprises, Inc.	90,997	2,393,221
Food & Staples Retailing - 1.72%
Sysco Corp.	120,904	3,359,922
Food Products - 2.10%
ConAgra Foods, Inc.	178,016	4,122,851
Personal Products - 1.57%
Avon Products, Inc.	110,818	3,081,849

		12,957,843
Energy - 9.70%
Oil, Gas & Consumable Fuels - 9.70%
El Paso Corp.	383,144	7,126,478
Murphy Oil Corp.	28,500	2,095,605
Pioneer Natural Resources Company	41,368	4,233,601
The Williams Companies, Inc.	182,936	5,553,937

		19,009,621

		19,009,621
Financials - 18.59%
Capital Markets - 4.24%
Northern Trust Corp.	74,109	3,821,801
The Charles Schwab Corp.	236,951	4,494,961

		8,316,762
Commercial Banks - 6.65%
BB&T Corp.	117,530	3,243,828
Comerica, Inc.	83,627	3,253,090
First Horizon National Corp.	158,561	1,823,452
Wintrust Financial Corp.	88,009	2,955,342
Zions Bancorporation	75,722	1,768,866

		13,044,578
Insurance - 6.14%
ACE, Ltd.	63,041	3,987,343
Marsh & McLennan Companies, Inc.	135,763	4,132,626
Willis Group Holdings PLC	100,778	3,919,256

		12,039,225
Real Estate Investment Trusts - 1.56%
Weingarten Realty Investors	118,000	3,052,660

		36,453,225
Health Care - 7.76%
Health Care Equipment & Supplies - 0.60%
Teleflex, Inc.	20,250	1,182,398
Health Care Providers & Services - 7.16%
Brookdale Senior Living, Inc. (I)	234,884	6,316,031
Healthsouth Corp. (I)	216,002	5,229,409
Henry Schein, Inc. (I)	36,084	2,489,074

		14,034,514

		15,216,912
Industrials - 11.46%
Aerospace & Defense - 2.49%
Goodrich Corp.	56,644	4,884,412

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 3.13%
Avery Dennison Corp.	154,002	$6,147,760
Electrical Equipment - 1.68%
The Babcock & Wilcox Company (I)	97,351	3,287,543
Machinery - 3.52%
Snap-On, Inc.	120,193	6,902,684
Road & Rail - 0.64%
Swift Transporation Company (I)	86,970	1,254,107

		22,476,506
Information Technology - 8.34%
Computers & Peripherals - 2.13%
Diebold, Inc.	118,856	4,178,977
Electronic Equipment, Instruments & Components - 0.92%
Flextronics International, Ltd. (I)	222,323	1,798,593
IT Services - 2.49%
Fidelity National Information Services, Inc.	150,819	4,885,027
Office Electronics - 2.80%
Zebra Technologies Corp., Class A (I)	146,954	5,484,323

		16,346,920
Materials - 7.75%
Chemicals - 5.76%
PPG Industries, Inc.	22,351	1,975,381
Valspar Corp.	108,599	4,128,934
W.R. Grace & Company (I)	136,250	5,182,950

		11,287,265
Containers & Packaging - 1.99%
Sonoco Products Company	108,080	3,899,526

		15,186,791
Telecommunication Services - 2.02%
Diversified Telecommunication Services - 2.02%
TW Telecom, Inc. (I)	213,113	3,963,902
Utilities - 7.42%
Electric Utilities - 4.68%
Edison International	144,712	5,371,710
Great Plains Energy, Inc.	198,171	3,804,883

		9,176,593
Multi-Utilities - 2.74%
CenterPoint Energy, Inc.	109,115	1,730,564
Wisconsin Energy Corp.	61,349	3,631,861

		5,362,425

		14,539,018

TOTAL COMMON STOCKS (Cost $129,886,097)		$180,995,868

SHORT-TERM INVESTMENTS - 6.98%
Short-Term Securities* - 6.98%
State Street Institutional Liquid Reserves
Fund, 0.2053%	$13,678,370	$13,678,370

TOTAL SHORT-TERM INVESTMENTS (Cost $13,678,370)		$13,678,370

Total Investments (Value Fund) (Cost $143,564,467) - 99.30%		$194,674,238
Other assets and liabilities, net - 0.70%		1,366,912

TOTAL NET ASSETS - 100.00%		$196,041,150

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.36%
Consumer Discretionary - 5.72%
Automobiles - 1.00%
Ford Motor Company (I)	425,000	$6,396,250
Household Durables - 2.48%
Newell Rubbermaid, Inc.	338,500	6,546,590
Stanley Black & Decker, Inc.	122,000	9,251,260

		15,797,850
Specialty Retail - 2.24%
TJX Companies, Inc.	285,700	14,247,859

		36,441,959
Consumer Staples - 4.86%
Food Products - 0.16%
Dole Food Company, Inc. (I)(L)	69,000	1,017,750
Personal Products - 1.07%
Avon Products, Inc.	245,000	6,813,450
Tobacco - 3.63%
Lorillard, Inc.	301,000	23,107,770

		30,938,970
Energy - 23.34%
Oil, Gas & Consumable Fuels - 23.34%
Alpha Natural Resources, Inc. (I)(L)	425,700	23,081,454
Anadarko Petroleum Corp. (E)	168,200	13,763,806
Apache Corp.	18,550	2,311,701
ConocoPhillips	247,900	19,303,973
CONSOL Energy, Inc.	384,600	19,503,066
Devon Energy Corp.	234,300	21,424,392
Kinder Morgan, Inc. (I)	95,100	2,900,550
Murphy Oil Corp.	79,600	5,852,988
Noble Energy, Inc.	168,500	15,613,210
Petrohawk Energy Corp. (I)	147,000	3,175,200
Petroleo Brasileiro SA, ADR	544,600	21,691,418

		148,621,758

		148,621,758
Financials - 14.39%
Capital Markets - 4.13%
Apollo Investment Corp.	404,000	4,997,480
Invesco, Ltd.	450,000	12,078,000
The Goldman Sachs Group, Inc.	56,500	9,253,570

		26,329,050
Commercial Banks - 1.28%
PNC Financial Services Group, Inc.	132,200	8,156,740
Diversified Financial Services - 1.86%
JPMorgan Chase & Company	253,900	11,854,591
Insurance - 6.51%
ACE, Ltd.	291,300	18,424,725
AIA Group, Ltd. (I)	1,401,180	4,115,113
Loews Corp.	178,700	7,728,775
MetLife, Inc.	235,500	11,153,280

		41,421,893
Real Estate Investment Trusts - 0.61%
Weyerhaeuser Company (L)	158,615	3,871,792

		91,634,066
Health Care - 5.42%
Health Care Equipment & Supplies - 0.93%
Baxter International, Inc.	111,300	5,915,595
Health Care Providers & Services - 2.63%
AmerisourceBergen Corp.	440,500	16,699,355

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.86%
Bristol-Myers Squibb Company (L)	330,000	$8,517,300
Warner Chilcott PLC, Class A	141,000	3,338,880

		11,856,180

		34,471,130
Industrials - 17.07%
Aerospace & Defense - 3.46%
AerCap Holdings NV (I)	469,000	6,364,330
Bombardier, Inc.	428,200	2,742,621
United Technologies Corp.	155,000	12,948,700

		22,055,651
Airlines - 1.51%
Copa Holdings SA, Class A	179,584	9,577,215
Construction & Engineering - 0.70%
Aecom Technology Corp. (I)	155,800	4,462,112
Electrical Equipment - 0.17%
Sensata Technologies Holding NV (I)	33,450	1,107,195
Industrial Conglomerates - 1.60%
Tyco International, Ltd. (E)	225,060	10,204,220
Machinery - 4.48%
AGCO Corp. (I)(L)	197,500	10,819,050
Eaton Corp. (E)	159,600	17,680,488

		28,499,538
Professional Services - 0.35%
Nielsen Holdings NV (I)	84,000	2,233,560
Road & Rail - 4.80%
Union Pacific Corp.	320,000	30,531,200

		108,670,691
Information Technology - 7.61%
Communications Equipment - 2.75%
Harris Corp. (L)	376,000	17,544,160
Electronic Equipment, Instruments & Components - 0.62%
Corning, Inc.	170,000	3,920,200
IT Services - 3.71%
International Business Machines Corp.	131,200	21,238,656
Visa, Inc., Class A	33,000	2,410,650

		23,649,306
Office Electronics - 0.53%
Xerox Corp.	312,600	3,360,450

		48,474,116
Materials - 14.67%
Chemicals - 5.87%
Celanese Corp., Series A	441,400	18,296,030
Lanxess AG	160,500	11,944,789
Methanex Corp.	114,000	3,317,400
PPG Industries, Inc.	42,633	3,767,905

		37,326,124
Metals & Mining - 8.80%
Freeport-McMoRan Copper & Gold, Inc.	282,800	14,974,260
Grupo Mexico SAB de CV, Series B	2,365,000	9,012,502
Schnitzer Steel Industries, Inc. (L)	112,500	7,222,500
Southern Copper Corp. (L)	408,600	17,291,952
Vale SA, SADR (L)	220,200	7,537,446

		56,038,660

		93,364,784

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 4.28%
Diversified Telecommunication Services - 0.48%
Windstream Corp. (L)	242,000	$3,034,680
Wireless Telecommunication Services - 3.80%
America Movil SAB de CV,
Series L, ADR (L)	421,500	24,202,530

		27,237,210

TOTAL COMMON STOCKS (Cost $378,336,406)		$619,854,684

PREFERRED SECURITIES - 1.82%
Energy - 0.33%
Oil, Gas & Consumable Fuels - 0.33%
Apache Corp., Series D 6.000% (L)	30,700	2,091,284
Financials - 1.49%
Diversified Financial Services - 1.00%
2009 Dole Food Automatic Common
Exchange Security Trust 7.000% (S)	235,223	3,244,760
Citigroup, Inc. 7.500%	23,547	3,167,072

		6,411,832
Insurance - 0.49%
Hartford Financial Services Group, Inc.,
Series F 7.250% (L)	112,500	3,112,875

		9,524,707

TOTAL PREFERRED SECURITIES (Cost $9,472,734)		$11,615,991

CONVERTIBLE BONDS - 0.26%
Financials - 0.26%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	$1,557,000	$1,636,796

TOTAL CONVERTIBLE BONDS (Cost $1,534,040)		$1,636,796

WARRANTS - 0.31%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike Price:
USD $9.79) (I)	95,000	1,972,200

TOTAL WARRANTS (Cost $1,301,500)		$1,972,200

SECURITIES LENDING COLLATERAL - 9.72%
John Hancock Collateral
Investment Trust, 0.2855% (W)(Y)	6,182,478	61,870,529

TOTAL SECURITIES LENDING
COLLATERAL (Cost $61,860,528)		$61,870,529

SHORT-TERM INVESTMENTS - 0.34%
Repurchase Agreement - 0.34%
Repurchase Agreement with State Street Corp.
dated 02/28/2011 at 0.010% to be
repurchased at $2,205,001 on 03/01/2011,
collateralized by $2,045,000 Federal Home
Loan Mortgage Corp., 4.375% due
07/17/2015 (valued at $2,252,056,
including interest)	$2,205,000	$2,205,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,205,000)		$2,205,000

Total Investments (Value & Restructuring Fund)
(Cost $454,710,208) - 109.81%		$699,155,200
Other assets and liabilities, net - (9.81%)		(62,488,491)

TOTAL NET ASSETS - 100.00%		$636,666,709

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
CMT	- Constant Maturity Treasury
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(B)	Security is linked to Republic of Argentina Gross Domestic
Product (GDP).
(C)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(D)	Principal amount of security is adjusted for inflation.
(E)	All or portion of this security is segregated to meet the margin requirements on written options.
(F)	All or portion of this security is held at a broker to meet the margin requirements on futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of February 28, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund (See notes for further details).
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
February 28, 2011.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Certain Funds had the following country concentration as a percentage of total net assets on 2-28-11:

Alpha Opportunities Fund
United States	79.76%
Canada	3.21%
United Kingdom	2.95%
Switzerland	1.75%
Brazil	1.17%
Australia	1.10%
Other Countries	7.94%
Short-Term Investments & Other	2.12%

Capital Appreciation Fund
United States	88.82%
China	2.78%
United Kingdom	2.15%
Ireland	1.40%
Germany	1.07%
Israel	1.05%
Other Countries	2.39%
Short-Term Investments & Other	0.34%

Fundamental Value Fund
United States	75.77%
Switzerland	5.48%
Canada	4.77%
Hong Kong	3.40%
United Kingdom	2.55%
Netherlands	1.74%
Other Countries	2.43%
Short-Term Investments & Other	3.86%

High Yield Fund
United States	72.26%
Bermuda	2.64%
Luxembourg	2.47%
Netherlands	2.29%
Cayman Islands	1.60%
Mexico	1.49%
United Kingdom	1.44%
Marshall Islands	1.24%
Argentina	1.12%
Australia	1.00%
Other Countries	8.93%
Short-Term Investments & Other	3.52%

Mid Cap Stock Fund
United States	82.79%
United Kingdom	4.27%
Brazil	2.82%
Denmark	2.03%
Bermuda	1.63%
China	1.01%
Other Countries	3.04%
Short-Term Investments & Other	2.41%

Mid Cap Value Equity Fund
United States	85.51%
Bermuda	5.50%
Canada	3.27%
Israel	1.47%
Other Countries	1.32%
Short-Term Investments & Other	2.93%

Mutual Shares Fund
United States	61.19%
United Kingdom	9.54%
Switzerland	6.36%
Germany	4.47%
France	3.87%
Denmark	1.54%
Japan	1.39%
Spain	1.34%
Netherlands	1.09%
Other Countries	1.79%
Short-Term Investments & Other	7.42%

Real Return Bond Fund
United States	115.91%
United Kingdom	4.11%
Australia	2.22%
Netherlands	2.08%
Spain	1.39%
Cayman Islands	1.34%
Other Countries	2.14%
Short-Term Investments & Other	(29.19%)

Spectrum Income Fund
United States	69.01%
United Kingdom	2.66%
Germany	2.45%
Japan	2.44%
Canada	1.74%
Netherlands	1.59%
Other Countries	15.84%
Short-Term Investments & Other	4.27%

Total Return Fund
United States	63.43%
Japan	4.75%
United Kingdom	4.33%
Canada	2.67%
Cayman Islands	1.72%
Netherlands	1.31%
France	1.23%
Mexico	1.12%
Other Countries	5.91%
Short-Term Investments & Other	13.53%

Value & Restructuring Fund
United States	81.32%
Mexico	5.22%
Brazil	4.59%
Germany	1.88%
Switzerland	1.60%
Netherlands	1.52%
Panama	1.50%
Other Countries	2.12%
Short-Term Investments & Other	0.25%

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

Certain Funds had the following sector distribution as a percentage of total net assets on 2-28-11:

Emerging Markets Fund (formerly, Emerging Markets Value Fund)
Financials	30.86%
Materials	16.06%
Energy	15.08%
Industrials	11.04%
Consumer Discretionary	8.47%
Information Technology	7.24%
Consumer Staples	5.93%
Telecommunication Services	1.79%
Utilities	1.35%
Health Care	0.54%
Short-Term Investments & Other	1.64%

Emerging Markets Debt Fund
Government**	26.60%
Energy	14.02%
Industrials	11.71%
Consumer Staples	9.83%
Materials	9.69%
Financials	7.61%
Telecommunication Services	7.37%
Utilities	4.95%
Consumer Discretionary	2.97%
Health Care	1.31%
Information Technology	0.68%
Short-Term Investments & Other	3.26%

Global Agribusiness Fund
Materials	54.43%
Consumer Staples	29.47%
Industrials	16.59%
Net Other Assets and Liabilities	(0.49%)

Global Bond Fund
Financials	35.71%
Mortgage Securities	29.47%
Government**	26.10%
Asset Backed Securities	3.40%
Consumer Discretionary	2.62%
Energy	1.57%
Materials	0.75%
Industrials	0.71%
Health Care	0.49%
Consumer Staples	0.48%
Telecommunication Services	0.41%
Information Technology	0.24%
Short-Term Investments & Other	(1.95)%

Global Infrastructure Fund
Industrials	36.07%
Utilities	32.20%
Energy	30.01%
Materials	1.39%
Net Other Assets and Liabilities	0.33%

Global Real Estate Fund
Financials	97.39%
Health Care	1.02%
Industrials	0.07%
Short-Term Investments & Other	1.52%

Global Timber Fund
Materials	78.22%
Financials	21.20%
Net Other Assets and Liabilities	0.58%

International Equity Index Fund
Financials	23.72%
Materials	12.18%
Energy	11.26%
Industrials	10.32%
Consumer Discretionary	8.46%
Consumer Staples	7.78%
Information Technology	6.45%
Health Care	5.59%
Telecommunication Services	5.47%
Utilities	4.16%
Short-Term Investments & Other	4.61%

International Growth Stock Fund
Consumer Discretionary	17.22%
Health Care	12.54%
Consumer Staples	11.99%
Energy	11.61%
Information Technology	10.79%
Financials	9.32%
Industrials	7.90%
Telecommunication Services	5.53%
Materials	3.63%
Utilities	2.69%
Short-Term Investments & Other	6.78%

International Opportunities Fund
Consumer Discretionary	21.28%
Financials	17.98%
Industrials	17.52%
Consumer Staples	10.44%
Materials	10.33%
Information Technology	7.73%
Energy	6.92%
Health Care	2.59%
Telecommunication Services	1.52%
Short-Term Investments & Other	3.69%

International Small Cap Fund
Consumer Discretionary	29.23%
Industrials	19.91%
Financials	19.14%
Information Technology	7.95%
Consumer Staples	5.42%
Energy	4.45%
Materials	2.57%
Health Care	1.89%
Utilities	1.02%
Telecommunication Services	0.56%
Short-Term Investments & Other	7.86%

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Portfolio of Investments — February 28, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund
Industrials	24.28%
Consumer Discretionary	18.75%
Materials	14.35%
Financials	12.64%
Information Technology	8.85%
Energy	6.76%
Consumer Staples	5.72%
Health Care	5.42%
Utilities	1.87%
Telecommunication Services	0.80%
Short-Term Investments & Other	0.56%

International Value Fund
Financials	21.55%
Information Technology	14.28%
Telecommunication Services	14.18%
Industrials	10.53%
Health Care	10.40%
Energy	9.84%
Consumer Discretionary	9.64%
Utilities	2.92%
Consumer Staples	2.59%
Materials	1.59%
Short-Term Investments & Other	2.48%

** Includes foreign government obligations.

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,197,484,117	$570,791,416	$499,583,077	$1,266,741,586
Investments in affiliated issuers, at value (Note 2)	6,574,232	90,153,900	65,659,104	190,861,182
Securities loaned, at value (Note 2)	6,456,888	88,295,782	64,195,407	184,822,798
Repurchase agreements, at value (Note 2)	—	—	10,772,000	43,500,000
Total investments, at value	1,210,515,237	749,241,098	640,209,588	1,685,925,566
Cash	53,696	—	506	39,700
Foreign currency, at value	81,040	—	—	13,831
Cash held at broker for futures contracts	78,113	1,532,443	—	—
Receivable for investments sold	3,970,878	13,500	2,775,994	15,099,115
Receivable for fund shares sold	13,282,199	—	172,915	—
Dividends and interest receivable	12,278,180	1,333,446	793,270	1,254,497
Receivable for securities lending income	1,557	12,693	9,374	75,478
Swap contracts, at value (Note 3)	344,398	—	—	—
Receivable for futures variation margin	—	516,398	—	—
Other assets	784	899	184	331
Total assets	1,240,606,082	752,650,477	643,961,831	1,702,408,518

Liabilities

Payable for investments purchased	18,435,044	—	6,764,597	27,502,974
Payable for delayed delivery securities purchased	4,267,291	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	72,698	—	—	—
Payable for fund shares repurchased	—	46,058	295,113	781,774
Payable upon return of securities loaned (Note 2)	6,575,800	90,159,548	65,669,927	190,884,858
Payable for futures variation margin	9,984	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	25,585	14,650	12,508	32,567
Trustees’ fees	986	552	465	891
Other liabilities and accrued expenses	116,125	49,387	57,558	187,283
Total liabilities	29,503,513	90,270,195	72,800,168	219,390,347

Net assets

Capital paid-in	$1,161,466,480	$765,031,682	$421,415,223	$1,190,435,548
Undistributed net investment income (loss)	9,131,157	1,028,624	270,611	(1,771,148)
Accumulated undistributed net realized gain (loss) on investments	(4,449,338)	(186,568,957)	20,858,568	98,911,845
Net unrealized appreciation (depreciation) on investments	44,954,270	82,888,933	128,617,261	195,441,926
Net assets	$1,211,102,569	$662,380,282	$571,161,663	$1,483,018,171
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,158,560,787	$576,725,271	$445,941,218	$1,299,627,023
Investments in affiliated issuers, at cost	$6,574,193	$90,143,292	$65,651,109	$190,856,681
Foreign currency, at cost	$81,918	—	—	$13,833
Net unamortized upfront payment on swaps	$689,317	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$41,798,228	—	$113,731,465	—
Shares outstanding	4,070,337	—	9,236,573	—
Net asset value, offering price and redemption price per share	$10.27	—	$12.31	—

Class NAV
Net assets	$1,169,304,341	$662,380,282	$457,430,198	$1,483,018,171
Shares outstanding	113,945,367	71,948,738	37,338,088	119,510,734
Net asset value, offering price and redemption price per share	$10.26	$9.21	$12.25	$12.41

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core
Assets	Growth Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$2,258,562,522	$1,796,848,378	$321,824,862	$660,314,567
Investments in affiliated issuers, at value (Note 2)	147,839,143	107,256,885	767,943	—
Securities loaned, at value (Note 2)	144,886,042	104,983,002	765,600	—
Total investments, at value	2,551,287,707	2,009,088,265	323,358,405	660,314,567
Receivable for investments sold	15,262,232	24,421,961	6,674,554	24,608,764
Receivable for delayed delivery securities sold	—	—	—	192,830,089
Receivable for fund shares sold	—	260,402	—	—
Dividends and interest receivable	2,222,285	1,776,082	994,377	3,694,832
Receivable for securities lending income	18,202	16,110	39	—
Other assets	2,900	2,364	—	469
Total assets	2,568,793,326	2,035,565,184	331,027,375	881,448,721

Liabilities

Due to custodian	—	—	36,000	—
Payable for investments purchased	14,336,501	24,741,132	12,509,985	18,757,544
Payable for delayed delivery securities purchased	—	—	—	244,493,966
Payable for fund shares repurchased	511,871	1,709,448	—	630,506
Payable upon return of securities loaned (Note 2)	147,876,045	107,279,653	768,000	—
TBA sale commitments, at value (Note 2)	—	—	—	24,464,166
Payable to affiliates (Note 5)
Accounting and legal services fees	53,611	42,705	6,564	13,882
Trustees’ fees	2,373	1,942	516	653
Other liabilities and accrued expenses	125,085	127,613	21,638	76,202
Total liabilities	162,905,486	133,902,493	13,342,703	288,436,919

Net assets

Capital paid-in	$2,012,353,029	$1,591,328,157	$306,326,078	$593,418,467
Undistributed net investment income (loss)	89,562	(32,910)	467,752	550,948
Accumulated undistributed net realized gain (loss) on investments	(429,738,058)	(218,644,096)	1,329,510	(4,683,527)
Net unrealized appreciation (depreciation) on investments	823,183,307	529,011,540	9,561,332	3,725,914
Net assets	$2,405,887,840	$1,901,662,691	$317,684,672	$593,011,802
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,580,294,147	$1,372,846,039	$313,029,148	$656,310,159
Investments in affiliated issuers, at cost	$147,810,606	$107,232,101	$767,925	—
Proceeds received on TBA sale commitments	—	—	—	$24,185,672

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$530,564,832	$391,314,621	—	$12,197,723
Shares outstanding	24,392,329	33,252,158	—	947,009
Net asset value, offering price and redemption price per share	$21.75	$11.77	—	$12.88

Class NAV
Net assets	$1,875,323,008	$1,510,348,070	$317,684,672	$580,814,079
Shares outstanding	86,294,394	128,255,011	30,630,918	45,128,385
Net asset value, offering price and redemption price per share	$21.73	$11.78	$10.37	$12.87

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Core
	Diversified	Core		Emerging Markets
	Growth &	Fundamental	Core Global	Fund (formerly,
	Income	Holdings	Diversification	Emerging Markets
Assets	Portfolio	Portfolio	Portfolio	Value Fund)

Investments in unaffiliated issuers, at value	$16,987,803	$7,853,969	$18,140,745	$2,010,659,945
Investments in affiliated funds, at value (Note 9)	11,319,959	5,236,067	12,097,298	—
Investments in affiliated issuers, at value (Note 2)	—	—	—	149,118,509
Securities loaned, at value (Note 2)	—	—	—	144,956,016
Total investments, at value	28,307,762	13,090,036	30,238,043	2,304,734,470
Cash	—	—	—	—
Foreign currency, at value	—	—	—	4,089,520
Receivable for investments sold	—	887	—	—
Receivable for fund shares sold	9,444	—	7,611	483,746
Dividends and interest receivable	15,374	8,957	17,775	3,289,537
Receivable for securities lending income	—	—	—	39,268
Receivable due from adviser	141	275	185	—
Other assets	27	10	35	1,062
Total assets	28,332,748	13,100,165	30,263,649	2,312,637,603

Liabilities

Payable for investments purchased	21,169	7,174	22,239	6,373,023
Payable for fund shares repurchased	—	1,129	—	1,011
Payable upon return of securities loaned (Note 2)	—	—	—	149,109,134
Payable to affiliates (Note 5)
Accounting and legal services fees	618	289	674	48,103
Trustees’ fees	26	13	27	1,411
Other liabilities and accrued expenses	22,567	22,605	23,210	891,370
Total liabilities	44,380	31,210	46,150	156,424,052

Net assets

Capital paid-in	$24,410,543	$11,227,263	$27,346,932	$1,712,500,880
Undistributed net investment income (loss)	64,374	44,076	58,106	(8,491,465)
Accumulated undistributed net realized gain (loss) on investments	(48,197)	9,748	34,667	1,300,860
Net unrealized appreciation (depreciation) on investments	3,861,648	1,787,868	2,777,794	450,903,276
Net assets	$28,288,368	$13,068,955	$30,217,499	$2,156,213,551
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$14,424,576	$6,580,013	$16,408,849	$1,704,752,393
Investments in affiliated issuers, at cost	$10,021,538	$4,722,155	$11,051,400	$149,080,011
Foreign currency, at cost	—	—	—	$4,107,719

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$28,288,368	$13,068,955	$30,217,499	—
Shares outstanding	2,892,067	1,348,175	3,135,887	—
Net asset value, offering price and redemption price per share	$9.78	$9.69	$9.64	—

Class NAV
Net assets	—	—	—	$2,156,213,551
Shares outstanding	—	—	—	185,175,446
Net asset value, offering price and redemption price per share	—	—	—	$11.64

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Emerging			Global
	Markets	Equity-Income	Fundamental	Agribusiness
Assets	Debt Fund	Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$15,630,166	$1,280,970,656	$1,615,082,872	$3,194,360
Investments in affiliated issuers, at value (Note 2)	—	155,556,967	51,665,488	—
Securities loaned, at value (Note 2)	—	153,016,008	50,910,129	—
Total investments, at value	15,630,166	1,589,543,631	1,717,658,489	3,194,360
Cash	42,207	—	1,222	22,591
Foreign currency, at value	—	—	—	389
Receivable for investments sold	—	3,667,099	1,077,352	10,676
Receivable for forward foreign currency exchange contracts (Note 3)	25,791	—	—	—
Receivable for fund shares sold	—	—	26,409	—
Dividends and interest receivable	281,244	4,674,487	1,550,861	3,695
Receivable for securities lending income	—	46,826	10,892	—
Receivable due from adviser	—	—	—	832
Other assets	27	736	—	—
Total assets	15,979,435	1,597,932,779	1,720,325,225	3,232,543

Liabilities

Payable for investments purchased	—	8,983,693	430,308	11,029
Payable for fund shares repurchased	—	330,974	132,027	—
Payable upon return of securities loaned (Note 2)	—	155,584,642	51,674,357	—
Payable for futures variation margin	950	—	—	—
Distributions payable	84,782	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	365	31,581	37,265	70
Transfer agent fees	4,183	—	—	614
Trustees’ fees	26	1,140	1,834	7
Investment management fees	112	—	—	—
Other liabilities and accrued expenses	42,049	111,952	177,132	41,995
Total liabilities	132,467	165,043,982	52,452,923	53,715

Net assets

Capital paid-in	$14,991,290	$1,384,194,832	$1,622,424,500	$2,143,535
Undistributed net investment income (loss)	(42,061)	4,418,332	(3,420,248)	(9,151)
Accumulated undistributed net realized gain (loss) on investments	122,258	(189,347,922)	(354,954,000)	21,273
Net unrealized appreciation (depreciation) on investments	775,481	233,623,555	403,822,050	1,023,171
Net assets	$15,846,968	$1,432,888,797	$1,667,872,302	$3,178,828
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$14,879,593	$1,200,371,087	$1,262,193,237	$2,171,186
Investments in affiliated issuers, at cost	—	$155,549,243	$51,662,616	—
Foreign currency, at cost	—	—	—	$388

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$12,677,569	—	—	$1,581,712
Shares outstanding	1,200,000	—	—	105,189
Net asset value and redemption price per share	$10.56	—	—	$15.04

Class I
Net assets	$3,169,399	—	—	$1,597,116
Shares outstanding	300,000	—	—	105,773
Net asset value, offering price and redemption price per share	$10.56	—	—	$15.10

Class 1
Net assets	—	$195,195,368	—	—
Shares outstanding	—	12,978,091	—	—
Net asset value, offering price and redemption price per share	—	$15.04	—	—

Class NAV
Net assets	—	$1,237,693,429	$1,667,872,302	—
Shares outstanding	—	82,379,439	106,445,107	—
Net asset value, offering price and redemption price per share	—	$15.02	$15.67	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	$11.06[1]	—	—	$15.83[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

		Global
	Global	Infrastructure	Global Real	Global
Assets	Bond Fund	Fund	Estate Fund	Timber Fund

Investments in unaffiliated issuers, at value	$933,683,904	$2,682,880	$492,347,666	$3,078,473
Investments in affiliated issuers, at value (Note 2)	—	—	30,288,864	—
Securities loaned, at value (Note 2)	—	—	29,902,200	—
Repurchase agreements, at value (Note 2)	55,024,000	—	4,681,000	—
Total investments, at value	988,707,904	2,682,880	557,219,730	3,078,473
Cash	632	54,165	469	53,243
Foreign currency, at value	18,712,479	63	9,004,526	—
Receivable for investments sold	9,685,495	7,424	3,434,966	—
Receivable for forward foreign currency exchange contracts (Note 3)	8,590,484	—	—	—
Dividends and interest receivable	7,838,897	8,023	596,814	9,832
Receivable for securities lending income	—	—	8,255	—
Swap contracts, at value (Note 3)	3,313,258	—	—	—
Receivable for futures variation margin	148,022	—	—	—
Receivable due from adviser	—	707	—	414
Other assets	164,814	—	534	32
Total assets	1,037,161,985	2,753,262	570,265,294	3,141,994

Liabilities

Payable for collateral held by Fund	7,459,000	—	—	—
Payable for investments purchased	112,527,436	19,164	4,950,880	2,916
Payable for forward foreign currency exchange contracts (Note 3)	5,878,755	—	—	—
Payable for fund shares repurchased	710,824	—	4,488,522	—
Payable upon return of securities loaned (Note 2)	—	—	30,290,179	—
Written options, at value (Note 3)	2,594,562	—	—	—
Swap contracts, at value (Note 3)	1,668,235	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	20,319	59	11,700	68
Transfer agent fees	—	508	—	593
Trustees’ fees	1,015	7	383	7
Other liabilities and accrued expenses	317,264	41,856	191,889	41,911
Total liabilities	131,177,410	61,594	39,933,553	45,495

Net assets

Capital paid-in	$942,224,595	$2,209,898	$719,561,941	$2,320,385
Undistributed net investment income (loss)	(17,817,513)	19,296	(14,527,129)	4,585
Accumulated undistributed net realized gain (loss) on investments	(24,227,275)	(11,563)	(292,374,530)	(35,668)
Net unrealized appreciation (depreciation) on investments	5,804,768	474,037	117,671,459	807,197
Net assets	$905,984,575	$2,691,668	$530,331,741	$3,096,499
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$982,824,133	$2,208,836	$409,316,164	$2,271,305
Investments in affiliated issuers, at cost	—	—	$30,282,863	—
Foreign currency, at cost	$18,466,415	$63	$8,949,014	—
Premiums received on written options	$2,601,535	—	—	—
Net unamortized upfront payment on swaps	$1,961,320	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	$1,339,309	—	$1,540,743
Shares outstanding	—	109,240	—	112,543
Net asset value and redemption price per share	—	$12.26	—	$13.69

Class I
Net assets	—	$1,352,359	—	$1,555,756
Shares outstanding	—	109,856	—	113,225
Net asset value, offering price and redemption price per share	—	$12.31	—	$13.74

Class 1
Net assets	$73,840,686	—	—	—
Shares outstanding	6,006,509	—	—	—
Net asset value, offering price and redemption price per share	$12.29	—	—	—

Class NAV
Net assets	$832,143,889	—	$530,331,741	—
Shares outstanding	67,825,119	—	68,123,267	—
Net asset value, offering price and redemption price per share	$12.27	—	$7.78	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	$12.91[1]	—	$14.41[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Heritage	High Income	High Yield	Index 500
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$227,053,451	$460,345,976	$817,390,080	$2,202,088,512
Investments in affiliated issuers, at value (Note 2)	24,062,154	—	6,333,316	64,324,186
Securities loaned, at value (Note 2)	23,565,416	—	6,233,874	62,807,274
Repurchase agreements, at value (Note 2)	—	35,120	17,100,000	—
Total investments, at value	274,681,021	460,381,096	847,057,270	2,329,219,972
Cash	—	6,523	365,181	6,169
Foreign currency, at value	234	127,009	383,305	—
Cash held at broker for futures contracts	—	—	—	5,658,000
Receivable for investments sold	4,708,576	—	2,956,030	—
Receivable for fund shares sold	22,971	—	—	286,997
Dividends and interest receivable	47,205	5,022,588	16,612,463	4,534,278
Receivable for securities lending income	7,212	—	341	18,821
Receivable for futures variation margin	—	—	—	452,879
Other assets	181	505	771	1,453
Total assets	279,467,400	465,537,721	867,375,361	2,340,178,569

Liabilities

Payable for investments purchased	7,428,206	1,509,226	6,290,133	6,210,662
Payable for forward foreign currency exchange contracts (Note 3)	9,222	102,782	144,017	—
Payable for fund shares repurchased	—	27,896	915,378	—
Payable upon return of securities loaned (Note 2)	24,058,518	—	6,333,300	64,316,983
Payable for futures variation margin	—	—	15,031	—
Payable to affiliates (Note 5)
Accounting and legal services fees	5,480	12,016	19,160	49,864
Trustees’ fees	268	523	1,340	2,307
Other liabilities and accrued expenses	40,612	59,981	99,441	35,899
Total liabilities	31,542,306	1,712,424	13,817,800	70,615,715

Net assets

Capital paid-in	$174,929,406	$488,944,049	$1,108,835,125	$1,888,841,698
Undistributed net investment income (loss)	(256,906)	288,398	10,587,602	5,583,199
Accumulated undistributed net realized gain (loss) on investments	10,090,334	(24,848,919)	(295,498,128)	(296,426,777)
Net unrealized appreciation (depreciation) on investments	63,162,260	(558,231)	29,632,962	671,564,734
Net assets	$247,925,094	$463,825,297	$853,557,561	$2,269,562,854
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$187,455,102	$460,840,225	$811,025,884	$1,598,112,778
Investments in affiliated issuers, at cost	$24,054,446	—	$6,333,295	$64,322,017
Foreign currency, at cost	$225	$123,767	$375,539	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$102,563,982	—
Shares outstanding	—	—	10,883,968	—
Net asset value, offering price and redemption price per share	—	—	$9.42	—

Class NAV
Net assets	$247,925,094	$463,825,297	$750,993,579	$2,269,562,854
Shares outstanding	25,749,395	53,212,531	80,253,860	231,203,969
Net asset value, offering price and redemption price per share	$9.63	$8.72	$9.36	$9.82

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	International	International	International	International
	Equity Index	Growth Stock	Opportunities	Small Cap
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$462,955,940	$183,272,663	$768,295,380	$330,774,414
Investments in affiliated issuers, at value (Note 2)	9,849,059	—	—	23,945,841
Securities loaned, at value (Note 2)	9,417,197	—	—	22,901,883
Total investments, at value	482,222,196	183,272,663	768,295,380	377,622,138
Cash	—	—	—	71,957
Foreign currency, at value	9,239,559	722,014	282,016	644,794
Cash held at broker for futures contracts	162,178	—	—	—
Foreign cash held at broker for futures contracts	569,348	—	—	—
Receivable for investments sold	97,373	690,356	8,102,387	—
Receivable for forward foreign currency exchange contracts (Note 3)	556,107	—	—	—
Receivable for fund shares sold	5,230	—	5,518	47,591
Dividends and interest receivable	1,082,902	323,489	1,415,670	1,029,635
Receivable for securities lending income	7,812	—	—	12,648
Receivable for futures variation margin	834,782	—	—	—
Other assets	523	—	1,211	237
Total assets	494,778,010	185,008,522	778,102,182	379,429,000

Liabilities

Payable for investments purchased	27,604	1,639,508	5,565,931	—
Payable for forward foreign currency exchange contracts (Note 3)	1,153	—	—	—
Payable for fund shares repurchased	—	48,716	85,232	512,129
Payable upon return of securities loaned (Note 2)	9,839,416	—	—	23,950,686
Payable to affiliates (Note 5)
Accounting and legal services fees	10,513	4,056	17,331	8,030
Trustees’ fees	484	66	1,191	318
Other liabilities and accrued expenses	32,645	97,597	234,734	175,454
Total liabilities	9,911,815	1,789,943	5,904,419	24,646,617

Net assets

Capital paid-in	$493,837,649	$168,560,877	$811,713,892	$353,153,923
Undistributed net investment income (loss)	(2,208,291)	710,376	(12,030,874)	56,601
Accumulated undistributed net realized gain (loss) on investments	(104,689,963)	124,875	(193,694,108)	(70,855,590)
Net unrealized appreciation (depreciation) on investments	97,926,800	13,822,451	166,208,853	72,427,449
Net assets	$484,866,195	$183,218,579	$772,197,763	$354,782,383
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$375,966,327	$169,454,675	$602,175,846	$281,273,202
Investments in affiliated issuers, at cost	$9,848,432	—	—	$23,944,351
Foreign currency, at cost	$9,136,924	$716,653	$282,072	$632,985

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$92,875,491	$148,843,611
Shares outstanding	—	—	6,488,738	8,998,626
Net asset value, offering price and redemption price per share	—	—	$14.31	$16.54

Class NAV
Net assets	$484,866,195	$183,218,579	$679,322,272	$205,938,772
Shares outstanding	26,361,337	16,316,936	47,361,546	12,453,753
Net asset value, offering price and redemption price per share	$18.39	$11.23	$14.34	$16.54

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	International		Investment
	Small Company	International	Quality	Large Cap
Assets	Fund	Value Fund	Bond Fund	Fund

Investments in unaffiliated issuers, at value	$206,370,359	$1,325,272,962	$426,788,462	$295,914,578
Investments in affiliated issuers, at value (Note 2)	6,844,084	19,142,667	2,823,028	33,933,294
Securities loaned, at value (Note 2)	6,506,957	18,495,864	2,770,776	33,285,812
Repurchase agreements, at value (Note 2)	—	175,000	43,229,000	2,879,000
Total investments, at value	219,721,400	1,363,086,493	475,611,266	366,012,684
Cash	—	311	216	622
Foreign currency, at value	522,182	1,600,485	—	—
Receivable for investments sold	185,751	—	4,230,940	1,315,649
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	1,344,538	—
Receivable for fund shares sold	10,145	122,676	—	83,339
Dividends and interest receivable	253,549	1,736,471	4,107,026	605,147
Receivable for securities lending income	9,788	11,794	303	4,867
Swap contracts, at value (Note 3)	—	—	123,876	—
Receivable for futures variation margin	—	—	52,688	—
Other assets	264	1,225	230	543
Total assets	220,703,079	1,366,559,455	485,471,083	368,022,851

Liabilities

Payable for investments purchased	92,056	2,341,134	995,650	1,565,205
Payable for delayed delivery securities purchased	—	—	44,003,638	—
Payable for forward foreign currency exchange contracts (Note 3)	—	—	1,860,151	—
Payable for fund shares repurchased	—	1,037,584	157,459	—
Payable upon return of securities loaned (Note 2)	6,838,600	19,124,242	2,823,000	33,939,213
Swap contracts, at value (Note 3)	—	—	139,721	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,731	29,613	9,906	7,416
Trustees’ fees	161	1,565	338	334
Other liabilities and accrued expenses	106,308	523,396	76,785	35,438
Total liabilities	7,041,856	23,057,534	50,066,648	35,547,606

Net assets

Capital paid-in	$331,525,434	$1,438,541,568	$436,573,778	$389,161,075
Undistributed net investment income (loss)	(2,316,531)	4,500,196	2,210,335	544,933
Accumulated undistributed net realized gain (loss) on investments	(128,458,910)	(188,306,908)	(10,116,192)	(113,188,901)
Net unrealized appreciation (depreciation) on investments	12,911,230	88,767,065	6,736,514	55,958,138
Net assets	$213,661,223	$1,343,501,921	$435,404,435	$332,475,245
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$199,982,819	$1,255,281,162	$465,902,670	$276,124,830
Investments in affiliated issuers, at cost	$6,842,460	$19,136,978	$2,822,999	$33,929,716
Foreign currency, at cost	$513,089	$1,572,992	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$307,392,105	$67,121,970	$47,484,846
Shares outstanding	—	19,738,751	5,494,728	3,484,696
Net asset value, offering price and redemption price per share	—	$15.57	$12.22	$13.63

Class NAV
Net assets	$213,661,223	$1,036,109,816	$368,282,465	$284,990,399
Shares outstanding	23,762,277	66,707,408	30,180,470	20,916,902
Net asset value, offering price and redemption price per share	$8.99	$15.53	$12.20	$13.62

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Large Cap	Mid Cap Growth	Mid Cap	Mid Cap
Assets	Value Fund	Index Fund	Index Fund	Stock Fund

Investments in unaffiliated issuers, at value	$192,692,918	$58,918,019	$249,061,088	$758,558,344
Investments in affiliated issuers, at value (Note 2)	—	5,591,557	92,174,090	291,642,810
Securities loaned, at value (Note 2)	—	5,487,820	90,237,420	283,475,101
Repurchase agreements, at value (Note 2)	—	—	—	27,600,000
Total investments, at value	192,692,918	69,997,396	431,472,598	1,361,276,255
Cash	—	—	2,269	81,497
Cash held at broker for futures contracts	—	—	1,432,000	—
Receivable for investments sold	2,030,398	—	2,884,288	12,482,869
Receivable for fund shares sold	—	25,027	—	610,341
Dividends and interest receivable	638,241	28,970	304,567	409,671
Receivable for securities lending income	—	2,193	15,240	57,731
Receivable for futures variation margin	—	2,960	24,640	—
Other assets	1,090	118	333	1,146
Total assets	195,362,647	70,056,664	436,135,935	1,374,919,510

Liabilities

Payable for investments purchased	1,131,183	109,759	1,491,657	15,056,117
Payable for fund shares repurchased	66,110	5,969	334,711	260,347
Payable upon return of securities loaned (Note 2)	—	5,593,723	92,150,631	291,652,868
Payable to affiliates (Note 5)
Accounting and legal services fees	7,863	1,416	7,536	23,575
Trustees’ fees	687	216	465	957
Investment management fees	—	1,685	—	—
Other liabilities and accrued expenses	28,880	29,139	27,060	127,934
Total liabilities	1,234,723	5,741,907	94,012,060	307,121,798

Net assets

Capital paid-in	$340,633,644	$53,633,810	$225,736,981	$871,826,145
Undistributed net investment income (loss)	595,977	(15,392)	844,967	(1,393,899)
Accumulated undistributed net realized gain (loss) on investments	(163,093,517)	(1,218,858)	(13,036,273)	(38,088,261)
Net unrealized appreciation (depreciation) on investments	15,991,820	11,915,197	128,578,200	235,453,727
Net assets	$194,127,924	$64,314,757	$342,123,875	$1,067,797,712
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$176,701,133	$52,524,844	$211,111,304	$834,214,397
Investments in affiliated issuers, at cost	—	$5,591,455	$92,171,956	$291,610,123

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$88,206,314	$2,044,487	—	$390,270,913
Shares outstanding	4,517,015	168,658	—	20,871,123
Net asset value, offering price and redemption price per share	$19.53	$12.12	—	$18.70

Class NAV
Net assets	$105,921,610	$62,270,270	$342,123,875	$677,526,799
Shares outstanding	5,414,599	5,136,275	16,376,732	36,141,491
Net asset value, offering price and redemption price per share	$19.56	$12.12	$20.89	$18.75

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Mid Cap Value	Mid Cap Value	Mid Value	Mutual
Assets	Equity Fund	Index Fund	Fund	Shares Fund

Investments in unaffiliated issuers, at value	$166,103,013	$61,649,286	$384,122,577	$357,483,237
Investments in affiliated issuers, at value (Note 2)	28,875,295	3,324,154	130,916,565	6,911,793
Securities loaned, at value (Note 2)	28,234,433	3,256,236	128,099,060	6,741,107
Repurchase agreements, at value (Note 2)	135,000	—	—	—
Total investments, at value	223,347,741	68,229,676	643,138,202	371,136,137
Cash	723	—	—	42,893
Foreign currency, at value	—	—	—	412,857
Receivable for investments sold	1,074,656	587,687	2,514,023	210,159
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	62,040
Receivable for fund shares sold	2,709	1,438	—	68,805
Dividends and interest receivable	305,235	104,908	654,624	629,922
Receivable for securities lending income	6,952	1,318	57,052	1,368
Receivable for futures variation margin	—	4,200	—	—
Other assets	71	118	396	—
Total assets	224,738,087	68,929,345	646,364,297	372,564,181

Liabilities

Payable for investments purchased	1,191,163	614,493	2,355,520	430,375
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	1,807,729
Payable for fund shares repurchased	—	—	98,072	—
Payable upon return of securities loaned (Note 2)	28,871,415	3,325,268	130,944,560	6,913,267
Payable to affiliates (Note 5)
Accounting and legal services fees	4,343	1,415	11,333	8,065
Trustees’ fees	190	216	383	85
Investment management fees	—	1,120	—	—
Other liabilities and accrued expenses	33,833	29,247	65,868	97,867
Total liabilities	30,100,944	3,971,759	133,475,736	9,257,388

Net assets

Capital paid-in	$145,901,678	$59,670,614	$383,273,882	$326,670,943
Undistributed net investment income (loss)	304,973	177,493	(352,036)	1,240,172
Accumulated undistributed net realized gain (loss) on investments	(10,626,800)	(2,000,475)	12,040,751	2,817,859
Net unrealized appreciation (depreciation) on investments	59,057,292	7,109,954	117,925,964	32,577,819
Net assets	$194,637,143	$64,957,586	$512,888,561	$363,306,793
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$135,424,230	$57,909,987	$394,298,918	$329,903,579
Investments in affiliated issuers, at cost	$28,866,612	$3,324,030	$130,913,320	$6,911,327
Foreign currency, at cost	—	—	—	$410,909

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$2,782,269	—	—
Shares outstanding	—	252,677	—	—
Net asset value, offering price and redemption price per share	—	$11.01	—	—

Class NAV
Net assets	$194,637,143	$62,175,317	$512,888,561	$363,306,793
Shares outstanding	18,787,798	5,647,444	33,281,297	32,009,447
Net asset value, offering price and redemption price per share	$10.36	$11.01	$15.41	$11.35

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Optimized	Real Estate	Real Estate	Real Return
Assets	Value Fund	Equity Fund	Securities Fund	Bond Fund

Investments in unaffiliated issuers, at value	$384,448,985	$303,738,945	$334,893,563	$1,106,378,159
Investments in affiliated issuers, at value (Note 2)	—	71,110,999	121,126,966	—
Securities loaned, at value (Note 2)	—	71,002,289	120,781,065	—
Repurchase agreements, at value (Note 2)	9,200,000	—	5,605,000	1,753,000
Total investments, at value	393,648,985	445,852,233	582,406,594	1,108,131,159
Cash	546	—	149	699
Foreign currency, at value	—	—	—	355,365
Receivable for investments sold	1,490,985	1,897,850	9,051,054	63,057
Receivable for delay delivery securities sold	—	—	—	38,538,162
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	569,537
Receivable for fund shares sold	—	—	—	111,230
Dividends and interest receivable	1,157,696	486,920	22,538	4,983,254
Receivable for securities lending income	—	10,878	19,060	—
Swap contracts, at value (Note 3)	—	—	—	3,080,369
Receivable for futures variation margin	—	—	—	30,850
Other assets	646	144	—	24,713
Total assets	396,298,858	448,248,025	591,499,395	1,155,888,395

Liabilities

Payable for collateral held by Fund	—	—	—	4,700,000
Payable for investments purchased	2,368,338	—	10,945,148	1,690,794
Payable for delay delivery securities purchased	—	—	—	288,500,736
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	1,711,963
Payable for fund shares repurchased	217,664	6,027,048	218,155	—
Payable upon return of securities loaned (Note 2)	—	71,121,262	121,153,406	—
Written options, at value (Note 3)	—	—	—	2,565,880
Swap contracts, at value (Note 3)	—	—	—	862,601
Payable to affiliates (Note 5)
Accounting and legal services fees	8,629	8,159	9,624	19,208
Trustees’ fees	398	269	373	1,580
Other liabilities and accrued expenses	44,755	41,645	59,424	110,679
Total liabilities	2,639,784	77,198,383	132,386,130	300,163,441

Net assets

Capital paid-in	$674,144,541	$344,584,165	$347,751,755	$845,074,803
Undistributed net investment income (loss)	3,525,580	1,252,478	2,126,551	4,273,627
Accumulated undistributed net realized gain (loss) on investments	(310,760,753)	(121,512,693)	(4,241,696)	(4,500,742)
Net unrealized appreciation (depreciation) on investments	26,749,706	146,725,692	113,476,655	10,877,266
Net assets	$393,659,074	$371,049,642	$459,113,265	$855,724,954
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$366,899,279	$228,033,177	$347,810,715	$1,096,135,830
Investments in affiliated issuers, at cost	—	$71,093,364	$121,119,224	—
Foreign currency, at cost	—	—	—	$348,843
Premiums received on written options	—	—	—	$2,055,722
Net unamortized upfront payment on swaps	—	—	—	$1,804,310

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$50,884,259	—	$459,113,265	$94,721,915
Shares outstanding	4,047,352	—	32,868,189	7,579,449
Net asset value, offering price and redemption price per share	$12.57	—	$13.97	$12.50

Class NAV
Net assets	$342,774,815	$371,049,642	—	$761,003,039
Shares outstanding	27,260,313	44,299,633	—	61,520,320
Net asset value, offering price and redemption price per share	$12.57	$8.38	—	$12.37

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2010	2015	2020	2025
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in affiliated funds, at value (Note 9)	$10,146,870	$13,188,945	$18,809,296	$22,913,912
Total investments, at value	10,146,870	13,188,945	18,809,296	22,913,912
Cash	20,853	20,748	20,534	20,114
Receivable for investments sold	230,325	—	—	290,608
Receivable for fund shares sold	—	128,222	143,033	—
Receivable due from adviser	261	255	234	232
Total assets	10,398,309	13,338,170	18,973,097	23,224,866

Liabilities

Payable for investments purchased	—	128,183	142,977	—
Payable for fund shares repurchased	230,294	—	—	290,538
Payable to affiliates (Note 5)
Accounting and legal services fees	124	177	239	307
Trustees’ fees	118	119	118	117
Other liabilities and accrued expenses	22,080	22,140	22,228	22,307
Total liabilities	252,616	150,619	165,562	313,269

Net assets

Capital paid-in	$10,107,156	$13,045,722	$18,434,285	$22,250,117
Undistributed net investment income (loss)	(2,114)	(2,818)	(3,773)	(4,743)
Accumulated undistributed net realized gain (loss) on investments	(34,701)	(2,520)	1,767	(4,206)
Net unrealized appreciation (depreciation) on investments	75,352	147,167	375,256	670,429
Net assets	$10,145,693	$13,187,551	$18,807,535	$22,911,597
Investments in affiliated issuers, at cost	$10,071,518	$13,041,778	$18,434,040	$22,243,483

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$10,145,693	$13,187,551	$18,807,535	$22,911,597
Shares outstanding	982,718	1,261,117	1,770,887	2,129,188
Net asset value, offering price and redemption price per share	$10.32	$10.46	$10.62	$10.76

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2030	2035	2040	2045
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in affiliated funds, at value (Note 9)	$16,684,002	$14,006,187	$7,914,158	$7,778,050
Total investments, at value	16,684,002	14,006,187	7,914,158	7,778,050
Cash	20,516	20,637	20,896	20,917
Receivable for fund shares sold	375,699	2,981	45,853	60,738
Receivable due from adviser	244	292	291	293
Total assets	17,080,461	14,030,097	7,981,198	7,859,998

Liabilities

Payable for investments purchased	375,650	2,939	45,830	60,715
Payable to affiliates (Note 5)
Accounting and legal services fees	208	178	96	91
Trustees’ fees	117	118	119	119
Other liabilities and accrued expenses	22,134	22,136	21,964	21,941
Total liabilities	398,109	25,371	68,009	82,866

Net assets

Capital paid-in	$16,170,963	$13,511,292	$7,654,446	$7,535,227
Undistributed net investment income (loss)	(3,206)	(2,707)	(1,484)	(1,393)
Accumulated undistributed net realized gain (loss) on investments	12,345	5,310	2,946	3,805
Net unrealized appreciation (depreciation) on investments	502,250	490,831	257,281	239,493
Net assets	$16,682,352	$14,004,726	$7,913,189	$7,777,132
Investments in affiliated issuers, at cost	$16,181,752	$13,515,356	$7,656,877	$7,538,557

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$16,682,352	$14,004,726	$7,913,189	$7,777,132
Shares outstanding	1,537,884	1,284,250	724,390	711,498
Net asset value, offering price and redemption price per share	$10.85	$10.90	$10.92	$10.93

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Assets	Income Fund	Growth Fund	Index Fund	Fund

Investments in unaffiliated issuers, at value	$129,379,607	$154,522,295	$84,914,602	$188,847,063
Investments in affiliated issuers, at value (Note 2)	—	38,188,360	8,760,605	22,089,462
Securities loaned, at value (Note 2)	—	37,161,981	8,510,398	21,654,199
Repurchase agreements, at value (Note 2)	—	8,800,000	—	—
Total investments, at value	129,379,607	238,672,636	102,185,605	232,590,724
Cash	56,650	91,561	32,302	—
Cash held at broker for futures contracts	—	—	350,000	—
Receivable for investments sold	93	882,403	76,349	1,781,083
Receivable for fund shares sold	—	—	—	29,564
Dividends and interest receivable	783,765	52,020	48,667	87,430
Receivable for securities lending income	—	10,760	5,901	6,203
Receivable for futures variation margin	—	—	6,380	—
Receivable due from adviser	5	—	—	—
Other assets	31	—	49	119
Total assets	130,220,151	239,709,380	102,705,253	234,495,123

Liabilities

Payable for investments purchased	—	4,933,705	—	371,322
Payable for fund shares repurchased	—	82,876	133,639	344,458
Payable upon return of securities loaned (Note 2)	—	38,188,561	8,756,174	22,093,124
Payable to affiliates (Note 5)
Accounting and legal services fees	2,953	4,311	2,060	4,601
Trustees’ fees	159	137	130	91
Other liabilities and accrued expenses	49,920	39,862	25,938	39,599
Total liabilities	53,032	43,249,452	8,917,941	22,853,195

Net assets

Capital paid-in	$130,242,905	$137,131,292	$84,744,563	$178,053,303
Undistributed net investment income (loss)	(259,149)	(617,383)	42,826	292,863
Accumulated undistributed net realized gain (loss) on investments	(313,140)	14,688,031	(26,469,545)	(32,194,784)
Net unrealized appreciation (depreciation) on investments	496,503	45,257,988	35,469,468	65,490,546
Net assets	$130,167,119	$196,459,928	$93,787,312	$211,641,928
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$128,883,104	$155,228,081	$58,190,399	$145,013,120
Investments in affiliated issuers, at cost	—	$38,186,567	$8,760,429	$22,087,058

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$73,473,959
Shares outstanding	—	—	—	3,203,139
Net asset value, offering price and redemption price per share	—	—	—	$22.94

Class NAV
Net assets	$130,167,119	$196,459,928	$93,787,312	$138,167,969
Shares outstanding	12,992,554	17,359,067	6,662,249	6,049,530
Net asset value, offering price and redemption price per share	$10.02	$11.32	$14.08	$22.84

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Small Cap	Small Company	Small Company	Smaller Company
Assets	Value Fund	Growth Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$153,427,635	$125,518,217	$334,672,902	$130,330,275
Investments in affiliated issuers, at value (Note 2)	8,005,522	26,407,807	123,345,442	17,036,662
Securities loaned, at value (Note 2)	7,808,734	25,717,020	120,653,194	16,560,595
Repurchase agreements, at value (Note 2)	5,500,000	—	—	2,766,000
Total investments, at value	174,741,891	177,643,044	578,671,538	166,693,532
Cash	8,467	—	—	9,456
Cash held at broker for futures contracts	—	—	—	216,000
Receivable for investments sold	174,899	2,015,772	160,953	1,206,111
Receivable for fund shares sold	19,616	—	91,645	—
Dividends and interest receivable	113,662	56,213	280,662	52,779
Receivable for securities lending income	1,265	4,123	18,363	8,646
Receivable for futures variation margin	—	—	—	982
Other assets	24	291	506	43
Total assets	175,059,824	179,719,443	579,223,667	168,187,549

Liabilities

Payable for investments purchased	3,858	557,863	559,199	1,270,856
Payable for fund shares repurchased	—	294,402	481,930	2,708
Payable upon return of securities loaned (Note 2)	8,009,960	26,400,588	123,339,718	17,039,153
Payable to affiliates (Note 5)
Accounting and legal services fees	3,739	3,359	10,041	3,309
Trustees’ fees	101	151	483	192
Other liabilities and accrued expenses	38,335	30,984	49,328	39,002
Total liabilities	8,055,993	27,287,347	124,440,699	18,355,220

Net assets

Capital paid-in	$117,683,616	$129,987,467	$387,961,335	$108,662,162
Undistributed net investment income (loss)	(52,321)	(285,830)	82,738	(316,260)
Accumulated undistributed net realized gain (loss) on investments	2,980,996	(23,947,519)	(53,857,741)	8,209,385
Net unrealized appreciation (depreciation) on investments	46,391,540	46,677,978	120,596,636	33,277,042
Net assets	$167,003,831	$152,432,096	$454,782,968	$149,832,329
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$120,345,385	$104,570,511	$334,753,292	$116,396,942
Investments in affiliated issuers, at cost	$8,004,966	$26,394,555	$123,321,610	$17,036,688

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$132,448,147	—
Shares outstanding	—	—	4,900,649	—
Net asset value, offering price and redemption price per share	—	—	$27.03	—

Class NAV
Net assets	$167,003,831	$152,432,096	$322,334,821	$149,832,329
Shares outstanding	9,862,629	10,574,285	11,938,781	12,614,228
Net asset value, offering price and redemption price per share	$16.93	$14.42	$27.00	$11.88

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Spectrum	Total Bond	Total	U.S. High Yield
Assets	Income Fund	Market Fund	Return Fund	Bond Fund

Investments in unaffiliated issuers, at value	$999,081,058	$306,261,084	$2,505,544,352	$631,104,388
Investments in affiliated issuers, at value (Note 2)	27,329,390	3,213,547	—	—
Securities loaned, at value (Note 2)	26,876,242	3,155,812	—	—
Repurchase agreements, at value (Note 2)	2,036,757	—	394,546,000	27,203
Total investments, at value	1,055,323,447	312,630,443	2,900,090,352	631,131,591
Cash	143	—	908	—
Foreign currency, at value	525,450	—	235,746	—
Receivable for investments sold	5,312,054	20,026,225	18,096	—
Receivable for delayed delivery securities sold	800,049	—	246,512,485	—
Receivable for forward foreign currency exchange contracts (Note 3)	929,806	—	2,829,112	—
Receivable for fund shares sold	—	—	16,628,065	13,756
Dividends and interest receivable	10,745,270	2,537,273	12,417,218	10,149,445
Receivable for securities lending income	6,281	431	—	—
Swap contracts, at value (Note 3)	148,375	—	18,836,935	—
Receivable for futures variation margin	—	—	678,961	—
Other assets	898	172	2,628	693
Total assets	1,073,791,773	335,194,544	3,198,250,506	641,295,485

Liabilities

Payable for collateral held by Fund	—	—	14,100,000	—
Payable for investments purchased	15,738,040	—	23,079,394	3,181,553
Payable for delayed delivery securities purchased	3,427,484	—	544,490,164	—
Payable for forward foreign currency exchange contracts (Note 3)	1,077,876	—	3,773,916	—
Payable for fund shares repurchased	—	30,186,603	473,219	—
Payable upon return of securities loaned (Note 2)	27,329,932	3,214,250	—	—
Written options, at value (Note 3)	—	—	8,079,056	—
TBA sale commitments, at value (Note 2)	—	—	224,342,128	—
Swap contracts, at value (Note 3)	71,512	—	724,167	—
Payable for futures variation margin	238,399	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	22,335	10,290	52,185	14,418
Trustees’ fees	887	525	2,607	984
Other liabilities and accrued expenses	185,720	32,402	386,438	69,460
Total liabilities	48,092,185	33,444,070	819,503,274	3,266,415

Net assets

Capital paid-in	$994,162,158	$279,086,049	$2,361,005,133	$590,792,408
Undistributed net investment income (loss)	5,757,497	1,920,333	6,891,014	6,373,215
Accumulated undistributed net realized gain (loss) on investments	(29,411,634)	3,789,943	(21,016,801)	(3,557,549)
Net unrealized appreciation (depreciation) on investments	55,191,567	16,954,149	31,867,886	44,420,996
Net assets	$1,025,699,588	$301,750,474	$2,378,747,232	$638,029,070
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$972,771,190	$292,462,849	$2,872,299,382	$586,710,595
Investments in affiliated issuers, at cost	$27,329,264	$3,213,445	—	—
Foreign currency, at cost	$523,629	—	$234,658	—
Proceeds received on TBA sale commitments	—	—	$223,865,402	—
Premiums received on written options	—	—	$6,339,595	—
Net unamortized upfront payment on swaps	($12,553)	—	$12,054,232	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$339,779,046	$63,166,886
Shares outstanding	—	—	24,410,689	4,832,323
Net asset value, offering price and redemption price per share	—	—	$13.92	$13.07

Class NAV
Net assets	$1,025,699,588	$301,750,474	$2,038,968,186	$574,862,184
Shares outstanding	94,741,429	29,356,006	146,933,216	44,000,704
Net asset value, offering price and redemption price per share	$10.83	$10.28	$13.88	$13.06

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

			Value &
	U.S. Multi-		Restructuring
Assets	Sector Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,007,875,273	$194,674,238	$574,309,840
Investments in affiliated issuers, at value (Note 2)	76,781,724	—	61,870,529
Securities loaned, at value (Note 2)	75,244,084	—	60,769,831
Repurchase agreements, at value (Note 2)	—	—	2,205,000
Total investments, at value	1,159,901,081	194,674,238	699,155,200
Cash	—	—	792
Receivable for investments sold	474,012	1,360,371	—
Receivable for fund shares sold	—	—	22,453
Dividends and interest receivable	2,282,357	382,118	1,450,119
Receivable for securities lending income	23,597	—	11,797
Other assets	10,995	21	824
Total assets	1,162,692,042	196,416,748	700,641,185

Liabilities

Payable for investments purchased	42,810	250,127	1,856,124
Payable for fund shares repurchased	8,634	86,036	—
Payable upon return of securities loaned (Note 2)	76,802,437	—	61,872,291
Written options, at value (Note 3)	—	—	173,625
Investments sold short, at value (Note 2)	474,012	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	24,365	4,316	14,182
Trustees’ fees	1,062	150	627
Other liabilities and accrued expenses	84,279	34,969	57,627
Total liabilities	77,437,599	375,598	63,974,476

Net assets

Capital paid-in	$1,092,053,194	$141,354,467	$557,727,213
Undistributed net investment income (loss)	2,762,601	279,694	1,312,349
Accumulated undistributed net realized gain (loss) on investments	(187,663,507)	3,297,218	(166,752,822)
Net unrealized appreciation (depreciation) on investments	178,102,155	51,109,771	244,379,969
Net assets	$1,085,254,443	$196,041,150	$636,666,709
Investments in unaffiliated issuers, including repurchase agreements, at cost	$905,021,789	$143,564,467	$392,849,680
Investments in affiliated issuers, at cost	$76,775,320	—	$61,860,528
Proceeds received on short sales	$474,012	—	—
Premiums received on written options	—	—	$107,922

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$1,085,254,443	$196,041,150	$636,666,709
Shares outstanding	109,008,571	18,624,412	53,261,471
Net asset value, offering price and redemption price per share	$9.96	$10.53	$11.95

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

				Alpha
	Active Bond	All Cap	All Cap	Opportunities
Investment income	Fund	Core Fund	Value Fund	Fund

Interest	$28,353,912	$8,567	$548	$38,258
Dividends	96,443	5,567,042	4,173,877	7,539,303
Securities lending	9,989	85,818	50,076	403,567
Less foreign taxes withheld	(14,425)	—	(18,491)	(60,119)
Total investment income	28,445,919	5,661,427	4,206,010	7,921,009

Expenses

Investment management fees (Note 5)	3,174,317	2,325,528	1,981,285	6,424,948
Class 1 distribution and service fees (Note 5)	10,475	—	24,441	—
Accounting and legal services fees (Note 5)	76,174	43,098	36,415	94,944
Professional fees	29,352	18,158	17,039	26,872
Custodian fees	77,920	24,410	38,219	160,347
Trustees’ fees (Note 5)	4,561	2,806	2,223	5,721
Registration and filing fees	13,573	774	3,077	8,151
Other	5,249	3,331	3,233	6,429
Total expenses before reductions and amounts recaptured	3,391,621	2,418,105	2,105,932	6,727,412
Net expense reductions and amounts recaptured (Note 5)	(11,115)	(6,296)	(5,340)	(13,941)
Total expenses	3,380,506	2,411,809	2,100,592	6,713,471
Net investment income (loss)	25,065,413	3,249,618	2,105,418	1,207,538

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,547,234)	60,799,796	23,745,838	142,476,583
Investments in affiliated issuers	(4,165)	(6,369)	(3,321)	(43,137)
Futures contracts	(45,775)	(2,395)	—	—
Written options	—	—	—	119,731
Swap contracts	5,000	—	—	—
Foreign currency transactions	(13,106)	—	—	(632,893)
	(1,605,280)	60,791,032	23,742,517	141,920,284

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,440,029	85,884,189	113,201,785	224,979,929
Investments in affiliated issuers	39	(3,758)	(12,120)	(2,099)
Futures contracts	(2,393)	864,878	—	—
Written options	—	—	—	(23,222)
Swap contracts	(344,919)	—	—	—
Translation of assets and liabilities in foreign currencies	(69,363)	—	—	(11,990)
	11,023,393	86,745,309	113,189,665	224,942,618
Net realized and unrealized gain (loss)	9,418,113	147,536,341	136,932,182	366,862,902

Increase (decrease) in net assets from operations	$34,483,526	$150,785,959	$139,037,600	$368,070,440

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core Bond
Investment income	Growth Fund	Fund	Value Fund[1]	Fund

Interest	$14,572	$1,519	$254,254	$9,869,850
Dividends	9,735,030	7,224,248	609,520	—
Securities lending	131,100	133,300	39	258
Less foreign taxes withheld	—	(9,130)	—	—
Total investment income	9,880,702	7,349,937	863,813	9,870,108

Expenses

Investment management fees (Note 5)	8,597,996	6,179,879	384,771	1,766,334
Class 1 distribution and service fees (Note 5)	120,785	92,592	—	3,394
Accounting and legal services fees (Note 5)	158,339	126,556	6,564	43,680
Professional fees	31,272	26,743	8,118	24,260
Custodian fees	94,059	100,742	9,054	44,939
Trustees’ fees (Note 5)	10,114	8,251	516	2,922
Registration and filing fees	3,496	2,640	2,445	5,250
Other	10,153	9,246	2,022	3,615
Total expenses before reductions and amounts recaptured	9,026,214	6,546,649	413,490	1,894,394
Net expense reductions and amounts recaptured (Note 5)	(349,560)	(18,446)	(17,429)	(6,281)
Total expenses	8,676,654	6,528,203	396,061	1,888,113
Net investment income (loss)	1,204,048	821,734	467,752	7,981,995

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	52,643,456	36,653,297	1,315,776	938,513
Investments in affiliated issuers	(23,870)	(3,049)	(75)	(232)
Capital gain distributions received from unaffiliated underlying funds	—	—	—	164
Foreign currency transactions	(3,960)	(94,956)	13,809	—
	52,615,626	36,555,292	1,329,510	938,445

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	559,117,270	398,634,865	9,561,315	(11,743,425)
Investments in affiliated issuers	(40,437)	(49,782)	17	—
Translation of assets and liabilities in foreign currencies	64	5,983	—	—
	559,076,897	398,591,066	9,561,332	(11,743,425)
Net realized and unrealized gain (loss)	611,692,523	435,146,358	10,890,842	(10,804,980)

Increase (decrease) in net assets from operations	$612,896,571	$435,968,092	$11,358,594	($2,822,985)

1 Period from 1-6-11 (inception date) to 2-28-11.

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Core
	Diversified	Core	Core	Emerging Markets
	Growth &	Fundamental	Global	Fund (formerly,
	Income	Holdings	Diversification	Emerging Markets
Investment income	Portfolio	Portfolio	Portfolio	Value Fund)

Interest	—	—	—	$21,287
Dividends	$192,344	$95,724	$226,215	11,028,277
Income distributions received from affiliated underlying funds	179,745	89,928	228,220	—
Securities lending	—	—	—	274,085
Less foreign taxes withheld	—	—	—	(1,272,793)
Total investment income	372,089	185,652	454,435	10,050,856

Expenses

Investment management fees (Note 5)	5,410	2,702	5,911	9,407,183
Class A distribution and service fees (Note 5)	—	—	—	—
Class 1 distribution and service fees (Note 5)	6,387	3,190	6,979	—
Accounting and legal services fees (Note 5)	1,830	916	2,006	141,702
Professional fees	9,177	9,180	9,211	34,278
Printing and postage	—	—	—	—
Custodian fees	5,970	5,970	5,970	1,004,640
Trustees’ fees (Note 5)	122	64	131	8,548
Registration and filing fees	1,511	1,397	1,575	14,972
Other	1,025	1,027	974	10,683
Total expenses before reductions and amounts recaptured	31,432	24,446	32,757	10,622,006
Net expense reductions and amounts recaptured (Note 5)	(15,802)	(16,640)	(15,681)	(20,793)
Total expenses	15,630	7,806	17,076	10,601,213
Net investment income (loss)	356,459	177,846	437,359	(550,357)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,401	35,099	35,925	24,947,066[1]
Investments in affiliated issuers	4,595	36,905	10,851	(26,723)
Capital gain distributions received from unaffiliated underlying funds	159,908	100,082	207,231	—
Capital gain distributions received from affiliated underlying funds	40,339	25,265	52,350	—
Foreign currency transactions	—	—	—	(550,354)
	220,243	197,351	306,357	24,369,989

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,814,022	684,064	1,485,524	227,504,658[2]
Investments in affiliated issuers	1,423,104	544,351	1,218,547	(17,996)
Translation of assets and liabilities in foreign currencies	—	—	—	16,299
	3,237,126	1,228,415	2,704,071	227,502,961
Net realized and unrealized gain (loss)	3,457,369	1,425,766	3,010,428	251,872,950

Increase (decrease) in net assets from operations	$3,813,828	$1,603,612	$3,447,787	$251,322,593

1 Net of India foreign taxes of $33,374.

2 Net of $440,927 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Emerging			Global
	Markets	Equity-Income	Fundamental	Agribusiness
Investment income	Debt Fund	Fund	Value Fund	Fund

Interest	$551,793	$67,525	$553,111	—
Dividends	1,340	16,299,005	13,312,665	$11,497
Securities lending	—	180,431	47,903	—
Less foreign taxes withheld	(2,845)	(127,394)	(78,235)	(477)
Total investment income	550,288	16,419,567	13,835,444	11,020

Expenses

Investment management fees (Note 5)	57,465	5,050,666	5,835,068	12,198
Class A distribution and service fees (Note 5)	19,023	—	—	2,143
Class 1 distribution and service fees (Note 5)	—	41,720	—	—
Transfer agent fees (Note 5)	12,116	—	—	1,653
Accounting and legal services fees (Note 5)	1,145	92,614	110,634	205
State registration fees (Note 5)	—	—	—	451
Professional fees	26,783	24,332	24,699	20,065
Printing and postage	201	—	—	34
Custodian fees	6,719	91,736	176,748	6,440
Trustees’ fees (Note 5)	76	5,646	7,356	11
Registration and filing fees	885	3,706	1,780	3,272
Other	852	6,197	11,013	1,278
Total expenses before reductions and amounts recaptured	125,265	5,316,617	6,167,298	47,750
Net expense reductions and amounts recaptured (Note 5)	(25,713)	(205,837)	(16,138)	(30,185)
Total expenses	99,552	5,110,780	6,151,160	17,565
Net investment income (loss)	450,736	11,308,787	7,684,284	(6,545)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	274,560	13,950,642	20,465,728	42,779
Investments in affiliated issuers	—	(46,395)	—	—
Futures contracts	(7,108)	—	—	—
Foreign currency transactions	13,477	3,799	(19,347)	(372)
	280,929	13,908,046	20,446,381	42,407

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(75,352)	274,601,776	308,607,609	702,251
Investments in affiliated issuers	—	4,728	3,006	—
Futures contracts	(951)	—	—	—
Translation of assets and liabilities in foreign currencies	23,341	1,367	4,192	8
	(52,962)	274,607,871	308,614,807	702,259
Net realized and unrealized gain (loss)	227,967	288,515,917	329,061,188	744,666

Increase (decrease) in net assets from operations	$678,703	$299,824,704	$336,745,472	$738,121

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

		Global	Global	Global
	Global	Infrastructure	Real Estate	Timber
Investment income	Bond Fund	Fund	Fund	Fund

Interest	$12,437,308	—	$146	—
Dividends	2,616	$38,879	7,808,918	$31,337
Securities lending	—	—	58,100	—
Less foreign taxes withheld	—	(2,784)	(482,200)	(1,220)
Total investment income	12,439,924	36,095	7,384,964	30,117

Expenses

Investment management fees (Note 5)	3,026,738	10,399	2,240,584	11,941
Class A distribution and service fees (Note 5)	—	1,827	—	2,098
Class 1 distribution and service fees (Note 5)	19,139	—	—	—
Transfer agent fees (Note 5)	—	1,408	—	1,616
Accounting and legal services fees (Note 5)	62,122	176	35,511	201
State registration fees (Note 5)	—	451	—	451
Professional fees	38,607	20,064	29,351	19,932
Printing and postage	—	29	—	34
Custodian fees	330,548	5,267	203,191	5,613
Trustees’ fees (Note 5)	4,169	9	2,217	11
Registration and filing fees	6,447	3,281	4,666	3,323
Other	5,472	1,258	3,560	1,270
Total expenses before reductions and amounts recaptured	3,493,242	44,169	2,519,080	46,490
Net expense reductions and amounts recaptured (Note 5)	(9,042)	(29,194)	(5,176)	(29,295)
Total expenses	3,484,200	14,975	2,513,904	17,195
Net investment income (loss)	8,955,724	21,120	4,871,060	12,922

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(9,726,136)	(12,818)	31,583,447	37,958
Investments in affiliated issuers	—	—	(4,318)	—
Futures contracts	(3,898,904)	—	—	—
Written options	2,439,487	—	—	—
Swap contracts	(395,522)	—	—	—
Foreign currency transactions	20,889,265	(168)	208,074	(1,336)
	9,308,190	(12,986)	31,787,203	36,622

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	16,713,328	518,927	51,463,953	563,359
Investments in affiliated issuers	—	—	(5,735)	—
Futures contracts	(3,688,198)	—	—	—
Written options	1,799,733	—	—	—
Swap contracts	(4,951,446)	—	—	—
Translation of assets and liabilities in foreign currencies	(11,888,923)	50	62,047	20
	(2,015,506)	518,977	51,520,265	563,379
Net realized and unrealized gain (loss)	7,292,684	505,991	83,307,468	600,001

Increase (decrease) in net assets from operations	$16,248,408	$527,111	$88,178,528	$612,923

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Heritage	High	High	Index
Investment income	Fund	Income Fund	Yield Fund	500 Fund

Interest	$911	$19,846,125	$36,411,294	$26,651
Dividends	720,507	1,854,814	765,247	20,688,573
Securities lending	103,211	—	3,074	103,586
Less foreign taxes withheld	(586)	—	—	—
Total investment income	824,043	21,700,939	37,179,615	20,818,810

Expenses

Investment management fees (Note 5)	974,357	1,821,592	2,854,909	4,717,782
Class 1 distribution and service fees (Note 5)	—	—	22,849	—
Accounting and legal services fees (Note 5)	16,473	38,834	61,438	146,918
Professional fees	14,883	26,677	27,881	29,248
Custodian fees	23,685	32,946	80,705	5,970
Trustees’ fees (Note 5)	1,192	2,697	4,745	10,254
Registration and filing fees	1,482	2,549	1,661	1,772
Other	2,963	3,544	10,610	11,657
Total expenses before reductions and amounts recaptured	1,035,035	1,928,839	3,064,798	4,923,601
Net expense reductions and amounts recaptured (Note 5)	(2,397)	(5,569)	(8,822)	(21,501)
Total expenses	1,032,638	1,923,270	3,055,976	4,902,100
Net investment income (loss)	(208,595)	19,777,669	34,123,639	15,916,710

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,658,569	18,219,350	22,486,677	10,379,060
Investments in affiliated issuers	(691)	—	(728)	(7,723)
Futures contracts	162,049	—	(1,214,881)	6,094,915
Foreign currency transactions	(123,478)	(212,828)	(18,296)	—
	16,696,449	18,006,522	21,252,772	16,466,252

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	52,822,047	42,587,291	43,074,761	449,791,151
Investments in affiliated issuers	(13,309)	—	85	(14,212)
Futures contracts	16,507	—	100,125	5,249,645
Translation of assets and liabilities in foreign currencies	(25,419)	(106,491)	(334,246)	—
	52,799,826	42,480,800	42,840,725	455,026,584
Net realized and unrealized gain (loss)	69,496,275	60,487,322	64,093,497	471,492,836

Increase (decrease) in net assets from operations	$69,287,680	$80,264,991	$98,217,136	$487,409,546

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	International	International	International	International
	Equity	Growth	Opportunities	Small Cap
Investment income	Index Fund	Stock Fund[1]	Fund	Fund

Interest	$15,983	$13,363	$2,674	$25,748
Dividends	4,190,498	1,580,535	3,805,775	2,637,814
Securities lending	86,829	—	—	39,012
Less foreign taxes withheld	(311,168)	(60,766)	(330,977)	(136,378)
Total investment income	3,982,142	1,533,132	3,477,472	2,566,196

Expenses

Investment management fees (Note 5)	1,151,399	580,418	3,355,991	1,683,182
Class 1 distribution and service fees (Note 5)	—	—	22,962	36,075
Accounting and legal services fees (Note 5)	30,940	10,103	55,038	23,945
Professional fees	18,831	16,795	22,612	17,957
Custodian fees	8,174	80,380	266,854	178,940
Trustees’ fees (Note 5)	2,129	388	4,131	1,502
Registration and filing fees	2,270	8,449	1,188	2,165
Other	2,881	1,152	4,934	2,468
Total expenses before reductions and amounts recaptured	1,216,624	697,685	3,733,710	1,946,234
Net expense reductions and amounts recaptured (Note 5)	(4,540)	(1,515)	(7,917)	(3,499)
Total expenses	1,212,084	696,170	3,725,793	1,942,735
Net investment income (loss)	2,770,058	836,962	(248,321)	623,461

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(699,739)	148,643	87,157,476	9,423,547
Investments in affiliated issuers	(2,319)	—	—	(558)
Capital gain distributions received from unaffiliated underlying funds	—	111	—	—
Futures contracts	1,591,025	—	—	—
Foreign currency transactions	1,267,318	23,268	(570,892)	69,616
	2,156,285	172,022	86,586,584	9,492,605

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	79,725,995	13,817,988	79,021,278	52,748,117
Investments in affiliated issuers	(1,547)	—	—	(1,631)
Futures contracts	1,196,618	—	—	—
Translation of assets and liabilities in foreign currencies	239,222	4,463	90,179	22,822
	81,160,288	13,822,451	79,111,457	52,769,308
Net realized and unrealized gain (loss)	83,316,573	13,994,473	165,698,041	62,261,913

Increase (decrease) in net assets from operations	$86,086,631	$14,831,435	$165,449,720	$62,885,374

1 Period from 9-16-10 (inception date) to 2-28-11.

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	International		Investment
	Small Company	International	Quality	Large Cap
Investment income	Fund	Value Fund	Bond Fund	Fund

Interest	$1,301	$17,974	$8,009,947	$27,397
Dividends	1,645,831	10,667,597	—	2,611,015
Securities lending	68,056	308,248	364	26,697
Less foreign taxes withheld	(106,696)	(675,142)	—	—
Total investment income	1,608,492	10,318,677	8,010,311	2,665,109

Expenses

Investment management fees (Note 5)	916,328	5,006,115	1,221,522	1,153,955
Class 1 distribution and service fees (Note 5)	—	72,114	18,289	10,850
Accounting and legal services fees (Note 5)	13,840	89,829	30,311	21,929
Professional fees	16,541	25,257	28,758	15,432
Custodian fees	95,082	594,968	36,477	15,504
Trustees’ fees (Note 5)	842	6,190	1,712	1,414
Registration and filing fees	754	31	6,766	1,565
Other	2,139	8,831	2,209	2,172
Total expenses before reductions and amounts recaptured	1,045,526	5,803,335	1,346,044	1,222,821
Net expense reductions and amounts recaptured (Note 5)	(2,030)	(13,085)	(4,402)	(3,205)
Total expenses	1,043,496	5,790,250	1,341,642	1,219,616
Net investment income (loss)	564,996	4,528,427	6,668,669	1,445,493

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,183,730	24,586,441	448,387	14,299,104
Investments in affiliated issuers	(648)	(8,289)	—	(5,830)
Futures contracts	—	—	515,116	—
Swap contracts	—	—	(48,245)	—
Foreign currency transactions	56,597	98,697	(626,456)	—
	3,239,679	24,676,849	288,802	14,293,274

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	43,551,689	254,110,007	(13,951,887)	54,685,205
Investments in affiliated issuers	(936)	(5,424)	29	(4,194)
Futures contracts	—	—	348,422	—
Swap contracts	—	—	573,041	—
Translation of assets and liabilities in foreign currencies	13,152	108,601	(97,320)	—
	43,563,905	254,213,184	(13,127,715)	54,681,011
Net realized and unrealized gain (loss)	46,803,584	278,890,033	(12,838,913)	68,974,285

Increase (decrease) in net assets from operations	$47,368,580	$283,418,460	($6,170,244)	$70,419,778

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

		Mid Cap
	Large Cap	Growth	Mid Cap	Mid Cap
Investment income	Value Fund	Index Fund	Index Fund	Stock Fund

Interest	$1,896	$645	$50,354	$22,338
Dividends	4,288,296	256,794	2,535,735	2,577,610
Securities lending	24,745	9,997	99,097	291,633
Less foreign taxes withheld	(2,006)	(87)	—	(38,871)
Total investment income	4,312,931	267,349	2,685,186	2,852,710

Expenses

Investment management fees (Note 5)	1,588,563	151,417	729,130	3,963,145
Class 1 distribution and service fees (Note 5)	20,583	179	—	85,010
Accounting and legal services fees (Note 5)	30,927	4,126	22,383	68,186
Professional fees	19,061	14,162	15,530	20,671
Custodian fees	5,676	5,970	6,591	118,958
Trustees’ fees (Note 5)	2,528	249	1,745	4,299
Registration and filing fees	46	1,097	1,524	1,623
Other	3,450	1,060	3,000	5,013
Total expenses before reductions and amounts recaptured	1,670,834	178,260	779,903	4,266,905
Net expense reductions and amounts recaptured (Note 5)	(19,261)	(5,512)	(3,260)	(9,990)
Total expenses	1,651,573	172,748	776,643	4,256,915
Net investment income (loss)	2,661,358	94,601	1,908,543	(1,404,205)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	62,923,398	1,331,826	18,623,324	112,497,564
Investments in affiliated issuers	1,018	(2,231)	(2,221)	(22,395)
Futures contracts	—	(140)	1,238,919	—
Foreign currency transactions	6,999	—	—	(1,454,119)
	62,931,415	1,329,455	19,860,022	111,021,050

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	42,436,690	16,431,324	69,423,700	183,290,582
Investments in affiliated issuers	(17,431)	47	(20,765)	(39,879)
Futures contracts	—	62,980	694,283	—
Translation of assets and liabilities in foreign currencies	35	—	—	32,505
	42,419,294	16,494,351	70,097,218	183,283,208
Net realized and unrealized gain (loss)	105,350,709	17,823,806	89,957,240	294,304,258

Increase (decrease) in net assets from operations	$108,012,067	$17,918,407	$91,865,783	$292,900,053

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Mid Cap Value	Mid Cap Value	Mid Value	Mutual
Investment income	Equity Fund	Index Fund	Fund	Shares Fund[1]

Interest	$6,904	$933	$192,883	$60,496
Dividends	1,443,606	708,844	3,831,302	2,629,638
Securities lending	41,726	6,191	196,958	21,963
Less foreign taxes withheld	(8,159)	—	(11,476)	(70,386)
Total investment income	1,484,077	715,968	4,209,667	2,641,711

Expenses

Investment management fees (Note 5)	769,568	151,210	2,335,120	1,279,486
Class 1 distribution and service fees (Note 5)	—	278	—	—
Accounting and legal services fees (Note 5)	12,731	4,109	33,450	19,487
Professional fees	14,416	14,173	19,967	20,091
Custodian fees	14,999	5,970	38,988	68,238
Trustees’ fees (Note 5)	864	249	2,091	719
Registration and filing fees	1,436	1,184	3,409	15,212
Other	1,927	903	2,830	1,235
Total expenses before reductions and amounts recaptured	815,941	178,076	2,435,855	1,404,468
Net expense reductions and amounts recaptured (Note 5)	(1,859)	(5,623)	(120,101)	(2,929)
Total expenses	814,082	172,453	2,315,754	1,401,539
Net investment income (loss)	669,995	543,515	1,893,913	1,240,172

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,119,750	494,286	14,527,610	2,895,411
Investments in affiliated issuers	(1,971)	(1,238)	(13,654)	(1,940)
Futures contracts	—	114,312	—	—
Foreign currency transactions	(428)	—	(137)	215,921
	11,117,351	607,360	14,513,819	3,109,392

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	35,896,462	12,934,849	94,078,236	34,320,765
Investments in affiliated issuers	(6,921)	(9)	(20,520)	466
Futures contracts	—	158,735	—	—
Translation of assets and liabilities in foreign currencies	875	—	—	(1,743,412)
	35,890,416	13,093,575	94,057,716	32,577,819
Net realized and unrealized gain (loss)	47,007,767	13,700,935	108,571,535	35,687,211

Increase (decrease) in net assets from operations	$47,677,762	$14,244,450	$110,465,448	$36,927,383

1 Period from 9-16-10 (inception date) to 2-28-11.

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Optimized	Real Estate	Real Estate	Real Return
Investment income	Value Fund	Equity Fund	Securities Fund	Bond Fund

Interest	$271	$141,042	$598,897	$11,562,568
Dividends	4,927,590	5,534,793	6,473,856	18,750
Securities lending	—	55,941	86,775	—
Less foreign taxes withheld	(108,462)	—	(8,441)	—
Total investment income	4,819,399	5,731,776	7,151,087	11,581,318

Expenses

Investment management fees (Note 5)	1,232,548	1,476,962	1,389,334	3,005,743
Class 1 distribution and service fees (Note 5)	11,594	—	99,238	23,900
Accounting and legal services fees (Note 5)	25,440	24,432	28,519	61,942
Professional fees	14,609	16,978	16,435	32,315
Custodian fees	5,648	20,175	31,789	86,843
Trustees’ fees (Note 5)	1,651	1,541	1,851	5,255
Registration and filing fees	3,177	1,763	2,405	1,713
Other	2,724	2,314	2,334	8,566
Total expenses before reductions and amounts recaptured	1,297,391	1,544,165	1,571,905	3,226,277
Net expense reductions and amounts recaptured (Note 5)	(3,726)	(67,274)	(4,163)	(8,899)
Total expenses	1,293,665	1,476,891	1,567,742	3,217,378
Net investment income (loss)	3,525,734	4,254,885	5,583,345	8,363,940

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	63,179,647	8,711,693	20,320,569	43,365,568
Investments in affiliated issuers	—	(8,919)	(9,322)	—
Futures contracts	—	—	—	450,699
Written options	—	—	—	1,808,887
Swap contracts	—	—	—	(3,026,022)
Foreign currency transactions	1,141	—	—	(2,106,339)
	63,180,788	8,702,774	20,311,247	40,492,793

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	21,091,833	54,803,532	57,899,909	(31,553,935)
Investments in affiliated issuers	—	(15,245)	(15,863)	—
Futures contracts	—	—	—	(536,113)
Written options	—	—	—	1,707,648
Swap contracts	—	—	—	450,231
Translation of assets and liabilities in foreign currencies	—	—	—	(1,785,046)
	21,091,833	54,788,287	57,884,046	(31,717,215)
Net realized and unrealized gain (loss)	84,272,621	63,491,061	78,195,293	8,775,578

Increase (decrease) in net assets from operations	$87,798,355	$67,745,946	$83,778,638	$17,139,518

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2010	2015	2020	2025
Investment income	Portfolio	Portfolio	Portfolio	Portfolio

Income distributions received from affiliated underlying funds	$33,459	$52,483	$65,888	$115,454
Total investment income	33,459	52,483	65,888	115,454

Expenses

Investment management fees (Note 5)	953	1,244	1,652	2,241
Class 1 distribution and service fees (Note 5)	795	1,037	1,377	1,867
Accounting and legal services fees (Note 5)	171	237	311	434
Professional fees	14,320	14,320	14,333	14,356
Custodian fees	5,970	5,970	5,970	5,970
Trustees’ fees (Note 5)	2	2	2	4
Registration and filing fees	910	972	1,045	1,104
Other	481	481	481	482
Total expenses before reductions and amounts recaptured	23,602	24,263	25,171	26,458
Net expense reductions and amounts recaptured (Note 5)	(21,060)	(20,946)	(20,766)	(20,482)
Total expenses	2,542	3,317	4,405	5,976
Net investment income (loss)	30,917	49,166	61,483	109,478

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(56,857)	(29,169)	(23,128)	(35,221)
Capital gain distributions received from unaffiliated underlying funds	39,001	47,012	41,842	48,821
	(17,856)	17,843	18,714	13,600

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	74,606	147,256	376,168	672,078
	74,606	147,256	376,168	672,078
Net realized and unrealized gain (loss)	56,750	165,099	394,882	685,678

Increase (decrease) in net assets from operations	$87,667	$214,265	$456,365	$795,156

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2030	2035	2040	2045
Investment income	Portfolio	Portfolio	Portfolio	Portfolio

Income distributions received from affiliated underlying funds	$77,809	$65,131	$30,554	$24,660
Total investment income	77,809	65,131	30,554	24,660

Expenses

Investment management fees (Note 5)	1,446	1,255	643	597
Class 1 distribution and service fees (Note 5)	1,205	1,046	536	498
Accounting and legal services fees (Note 5)	279	244	122	113
Professional fees	14,429	14,260	14,265	14,265
Custodian fees	5,970	5,970	5,970	5,970
Trustees’ fees (Note 5)	2	2	2	2
Registration and filing fees	964	918	796	782
Other	480	483	482	481
Total expenses before reductions and amounts recaptured	24,775	24,178	22,816	22,708
Net expense reductions and amounts recaptured (Note 5)	(20,921)	(20,831)	(21,099)	(21,115)
Total expenses	3,854	3,347	1,717	1,593
Net investment income (loss)	73,955	61,784	28,837	23,067

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(3,973)	(6,355)	(2,074)	(245)
Capital gain distributions received from unaffiliated underlying funds	24,553	16,879	7,086	5,716
	20,580	10,524	5,012	5,471

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	504,269	493,091	259,621	241,833
	504,269	493,091	259,621	241,833
Net realized and unrealized gain (loss)	524,849	503,615	264,633	247,304

Increase (decrease) in net assets from operations	$598,804	$565,399	$293,470	$270,371

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Investment income	Income Fund	Growth Fund	Index Fund	Fund

Interest	$1,195,690	$3,404	$12,878	$110,660
Dividends	—	307,262	590,161	1,080,164
Securities lending	—	48,213	46,832	43,831
Less foreign taxes withheld	—	(1,400)	(48)	(4,071)
Total investment income	1,195,690	357,479	649,823	1,230,584

Expenses

Investment management fees (Note 5)	355,624	926,549	197,587	916,930
Class 1 distribution and service fees (Note 5)	—	—	—	14,935
Accounting and legal services fees (Note 5)	9,210	12,556	5,981	13,162
Professional fees	24,992	17,655	13,668	14,477
Custodian fees	11,959	15,698	5,970	19,782
Trustees’ fees (Note 5)	697	773	460	720
Registration and filing fees	1,314	1,820	1,421	1,745
Other	1,638	1,651	1,363	1,902
Total expenses before reductions and amounts recaptured	405,434	976,702	226,450	983,653
Net expense reductions and amounts recaptured (Note 5)	332	(1,840)	(875)	(80,489)
Total expenses	405,766	974,862	225,575	903,164
Net investment income (loss)	789,924	(617,383)	424,248	327,420

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	529,719	17,574,582	2,469,582	5,655,438
Investments in affiliated issuers	—	(1,994)	(824)	(2,765)
Futures contracts	—	—	556,752	—
Foreign currency transactions	—	—	1,602	(86)
	529,719	17,572,588	3,027,112	5,652,587

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,701,942)	41,130,785	21,889,275	56,417,632
Investments in affiliated issuers	—	1,793	(2,114)	(3,490)
Futures contracts	—	—	291,171	—
Translation of assets and liabilities in foreign currencies	—	—	165	—
	(1,701,942)	41,132,578	22,178,497	56,414,142
Net realized and unrealized gain (loss)	(1,172,223)	58,705,166	25,205,609	62,066,729

Increase (decrease) in net assets from operations	($382,299)	$58,087,783	$25,629,857	$62,394,149

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Small Cap	Small Company	Small Company	Smaller Company
Investment income	Value Fund	Growth Fund	Value Fund	Growth Fund

Interest	$4,452	$2,266	$10,806	$999
Dividends	1,616,788	408,738	3,395,053	313,222
Securities lending	16,130	31,313	83,061	57,104
Less foreign taxes withheld	—	(4,521)	(1,972)	(238)
Total investment income	1,637,370	437,796	3,486,948	371,087

Expenses

Investment management fees (Note 5)	801,335	685,261	2,101,755	725,402
Class 1 distribution and service fees (Note 5)	—	—	29,162	—
Accounting and legal services fees (Note 5)	11,002	9,779	29,357	9,771
Professional fees	17,493	14,089	16,212	17,356
Custodian fees	14,061	11,810	32,141	13,970
Trustees’ fees (Note 5)	647	666	1,928	727
Registration and filing fees	1,797	1,455	1,909	2,255
Other	1,468	1,993	3,109	1,834
Total expenses before reductions and amounts recaptured	847,803	725,053	2,215,573	771,315
Net expense reductions and amounts recaptured (Note 5)	2,342	(1,427)	(110,329)	(83,968)
Total expenses	850,145	723,626	2,105,244	687,347
Net investment income (loss)	787,225	(285,830)	1,381,704	(316,260)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,729,696	8,908,771	9,672,631	12,565,086
Investments in affiliated issuers	(2,337)	(1,009)	(5,146)	(3,858)
Futures contracts	—	—	—	168,504
Foreign currency transactions	—	(279)	57	4
	4,727,359	8,907,483	9,667,542	12,729,736

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	32,536,900	34,167,381	107,437,314	29,913,243
Investments in affiliated issuers	(974)	(7,646)	(18,507)	(1,667)
Futures contracts	—	—	—	33,822
	32,535,926	34,159,735	107,418,807	29,945,398
Net realized and unrealized gain (loss)	37,263,285	43,067,218	117,086,349	42,675,134

Increase (decrease) in net assets from operations	$38,050,510	$42,781,388	$118,468,053	$42,358,874

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

	Spectrum	Total Bond	Total Return	U.S. High Yield
Investment income	Income Fund	Market Fund	Fund	Bond Fund

Interest	$20,733,350	$9,117,704	$30,484,789	$25,505,443
Dividends	1,788,809	—	2,101,356	—
Securities lending	25,388	1,389	—	166
Less foreign taxes withheld	(25,986)	(157)	—	—
Total investment income	22,521,561	9,118,936	32,586,145	25,505,609

Expenses

Investment management fees (Note 5)	3,381,440	1,128,631	7,561,913	2,337,929
Class 1 distribution and service fees (Note 5)	—	—	87,829	14,600
Accounting and legal services fees (Note 5)	66,232	32,903	160,864	46,289
Professional fees	35,165	19,134	45,966	25,947
Custodian fees	164,669	5,970	286,895	45,113
Trustees’ fees (Note 5)	4,463	2,515	10,954	3,560
Registration and filing fees	7,138	1,494	12,335	1,604
Other	5,611	3,640	11,432	4,854
Total expenses before reductions and amounts recaptured	3,664,718	1,194,287	8,178,188	2,479,896
Net expense reductions and amounts recaptured (Note 5)	(125,850)	(4,786)	(23,240)	(6,639)
Total expenses	3,538,868	1,189,501	8,154,948	2,473,257
Net investment income (loss)	18,982,693	7,929,435	24,431,197	23,032,352

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,343,597	7,723,643	(2,951,129)	17,183,962
Investments in affiliated issuers	(7,404)	(805)	—	(22)
Capital gain distributions received from unaffiliated underlying funds	—	—	—	137
Futures contracts	(127,128)	—	1,651,977	—
Written options	—	—	2,227,441	—
Swap contracts	(73,546)	—	(5,297,133)	—
Foreign currency transactions	402,510	—	1,061,403	—
	11,538,029	7,722,838	(3,307,441)	17,184,077

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	21,282,508	(21,163,579)	(24,355,930)	10,680,555
Investments in affiliated issuers	507	146	—	(103)
Futures contracts	216,257	—	(2,935,775)	—
Written options	—	—	241,202	—
Swap contracts	89,416	—	1,264,341	—
Translation of assets and liabilities in foreign currencies	(57,936)	—	4,602,198	—
	21,530,752	(21,163,433)	(21,183,964)	10,680,452
Net realized and unrealized gain (loss)	33,068,781	(13,440,595)	(24,491,405)	27,864,529

Increase (decrease) in net assets from operations	$52,051,474	($5,511,160)	($60,208)	$50,896,881

The accompanying notes are an integral part of the financial statements.	335

John Hancock Funds II

Statements of Operations — February 28, 2011 (Unaudited)

			Value &
	U.S. Multi-		Restructuring
Investment income	Sector Fund	Value Fund	Fund

Interest	$52,852	$10,407	$76,433
Dividends	11,132,537	1,475,272	6,323,267
Securities lending	137,762	—	56,114
Less foreign taxes withheld	(109)	—	(59,032)
Total investment income	11,323,042	1,485,679	6,396,782

Expenses

Investment management fees (Note 5)	3,872,362	646,726	2,376,295
Accounting and legal services fees (Note 5)	73,185	12,604	41,995
Professional fees	21,146	14,407	19,236
Custodian fees	67,781	15,686	33,759
Trustees’ fees (Note 5)	4,985	791	2,884
Registration and filing fees	1,680	2,528	349
Other	6,363	2,064	4,429
Total expenses before reductions and amounts recaptured	4,047,502	694,806	2,478,947
Net expense reductions and amounts recaptured (Note 5)	(10,659)	(1,847)	(6,132)
Total expenses	4,036,843	692,959	2,472,815
Net investment income (loss)	7,286,199	792,720	3,923,967

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	40,599,632	6,675,456	12,139,748
Investments in affiliated issuers	(9,038)	—	(748)
Capital gain distributions received from unaffiliated underlying funds	—	92	—
Futures contracts	401,709	—	—
Written options	—	—	(142,562)
Foreign currency transactions	—	—	(1,307)
	40,992,303	6,675,548	11,995,131

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	143,329,520	38,693,187	145,186,541
Investments in affiliated issuers	(745)	—	(12,703)
Futures contracts	102,373	—	—
Written options	—	—	(1,099,154)
Translation of assets and liabilities in foreign currencies	(4)	—	328
	143,431,144	38,693,187	144,075,012
Net realized and unrealized gain (loss)	184,423,447	45,368,735	156,070,143

Increase (decrease) in net assets from operations	$191,709,646	$46,161,455	$159,994,110

The accompanying notes are an integral part of the financial statements.	336

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$25,065,413	$35,563,291	$3,249,618	$5,239,542	$2,105,418	$1,169,196
Net realized gain (loss)	(1,605,280)	7,149,820	60,791,032	47,636,602	23,742,517	38,118,902
Change in net unrealized appreciation (depreciation)	11,023,393	55,585,688	86,745,309	(51,204,340)	113,189,665	(21,331,544)
Increase (decrease) in net assets resulting from
operations	34,483,526	98,298,799	150,785,959	1,671,804	139,037,600	17,956,554
Distributions to shareholders
From net investment income
Class 1	(950,369)	(1,973,081)	—	—	(406,148)	(261,582)
Class NAV	(22,483,790)	(33,421,644)	(5,534,351)	(5,839,540)	(1,926,881)	(991,293)
From net realized gain
Class 1	(118,801)	—	—	—	(4,560,545)	—
Class NAV	(3,002,949)	—	—	—	(19,502,202)	—
Total distributions	(26,555,909)	(35,394,725)	(5,534,351)	(5,839,540)	(26,395,776)	(1,252,875)
From Portfolio share transactions (Note 6)	371,866,945	195,524,971	993,791	48,511,723	37,001,626	56,898,600
Total increase (decrease)	379,794,562	258,429,045	146,245,399	44,343,987	149,643,450	73,602,279

Net assets

Beginning of period	831,308,007	572,878,962	516,134,883	471,790,896	421,518,213	347,915,934
End of period	$1,211,102,569	$831,308,007	$662,380,282	$516,134,883	$571,161,663	$421,518,213

Undistributed net investment income (loss)	$9,131,157	$7,499,903	$1,028,624	$3,313,357	$270,611	$498,222

	Alpha Opportunities Fund		Blue Chip Growth Fund		Capital Appreciation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$1,207,538	$2,264,817	$1,204,048	$814,753	$821,734	$2,848,219
Net realized gain (loss)	141,920,284	137,162,936	52,615,626	23,181,731	36,555,292	49,264,607
Change in net unrealized appreciation (depreciation)	224,942,618	(118,495,509)	559,076,897	30,265,504	398,591,066	(57,157,640)
Increase (decrease) in net assets resulting from
operations	368,070,440	20,932,244	612,896,571	54,261,988	435,968,092	(5,044,814)
Distributions to shareholders
From net investment income
Class 1	—	—	(75,198)	(432,630)	(348,747)	(288,944)
Class NAV	(3,769,419)	(3,676,398)	(1,039,288)	(1,942,437)	(1,928,816)	(3,136,340)
From net realized gain
Class NAV	(134,059,130)	(66,318,614)	—	—	—	—
Total distributions	(137,828,549)	(69,995,012)	(1,114,486)	(2,375,067)	(2,277,563)	(3,425,284)
From Portfolio share transactions (Note 6)	139,931,772	491,310,825	(70,352,362)	397,647,286	(47,311,584)	379,395,267
Total increase (decrease)	370,173,663	442,248,057	541,429,723	449,534,207	386,378,945	370,925,169

Net assets

Beginning of period	1,112,844,508	670,596,451	1,864,458,117	1,414,923,910	1,515,283,746	1,144,358,577
End of period	$1,483,018,171	$1,112,844,508	$2,405,887,840	$1,864,458,117	$1,901,662,691	$1,515,283,746

Undistributed net investment income (loss)	($1,771,148)	$790,733	$89,562	—	($32,910)	$1,422,919

The accompanying notes are an integral part of the financial statements.	337

John Hancock Funds II

Statements of Changes in Net Assets

	Capital
	Appreciation			Core Diversified Growth &
	Value Fund	Core Bond Fund		Income Portfolio
	Period	Six months		Six months
	ended	ended		ended
	2/28/11[1]	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$467,752	$7,981,995	$15,126,662	$356,459	$416,408
Net realized gain (loss)	1,329,510	938,445	29,631,961	220,243	715,208
Change in net unrealized appreciation
(depreciation)	9,561,332	(11,743,425)	3,463,907	3,237,126	(449,523)
Increase (decrease) in net assets resulting
from operations	11,358,594	(2,822,985)	48,222,530	3,813,828	682,093
Distributions to shareholders
From net investment income
Class 1	—	(226,837)	(443,812)	(462,491)	(340,744)
Class NAV	—	(10,099,350)	(17,692,398)	—	—
From net realized gain
Class 1	—	(577,656)	(83,670)	(857,384)	(62,472)
Class NAV	—	(26,451,013)	(3,027,045)	—	—
Total distributions	—	(37,354,856)	(21,246,925)	(1,319,875)	(403,216)
From Portfolio share transactions (Note 6)	306,326,078	54,808,954	130,158,472	3,007,036	10,982,497
Total increase (decrease)	317,684,672	14,631,113	157,134,077	5,500,989	11,261,374

Net assets

Beginning of period	—	578,380,689	421,246,612	22,787,379	11,526,005
End of period	$317,684,672	$593,011,802	$578,380,689	$28,288,368	$22,787,379

Undistributed net investment income (loss)	$467,752	$550,948	$2,895,140	$64,374	$170,406

					Emerging Markets
	Core Fundamental		Core Global		Fund (formerly, Emerging
	Holdings Portfolio		Diversification Portfolio		Markets Value Fund)
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$177,846	$249,872	$437,359	$385,675	($550,357)	$9,956,636
Net realized gain (loss)	197,351	532,844	306,357	695,937	24,369,989	131,456,971
Change in net unrealized appreciation (depreciation)	1,228,415	(250,022)	2,704,071	(679,126)	227,502,961	72,761,876
Increase (decrease) in net assets resulting from
operations	1,603,612	532,694	3,447,787	402,486	251,322,593	214,175,483
Distributions to shareholders
From net investment income
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class 1	(233,043)	(222,294)	(538,849)	(287,130)	—	—
Class NAV	—	—	—	—	(14,994,978)	(9,182,920)
From net realized gain
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class 1	(536,065)	(58,243)	(841,224)	(56,528)	—	—
Class NAV	—	—	—	—	(130,193,801)	(4,392,025)
Total distributions	(769,108)	(280,537)	(1,380,073)	(343,658)	(145,188,779)	(13,574,945)
From Portfolio share transactions (Note 6)	207,386	3,848,167	3,839,973	16,519,823	460,183,788	352,276,490
Total increase (decrease)	1,041,890	4,100,324	5,907,687	16,578,651	566,317,602	552,877,028

Net assets

Beginning of period	12,027,065	7,926,741	24,309,812	7,731,161	1,589,895,949	1,037,018,921
End of period	$13,068,955	$12,027,065	$30,217,499	$24,309,812	$2,156,213,551	$1,589,895,949

Undistributed net investment income (loss)	$44,076	$99,273	$58,106	$159,596	($8,491,465)	$7,053,870

1 Period from 1-6-11 (inception date) to 2-28-11.

2 Period from 1-4-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	338

John Hancock Funds II

Statements of Changes in Net Assets

	Emerging Markets
	Debt Fund		Equity-Income Fund		Fundamental Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Period ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10[2]	(Unaudited)	8/31/10	(Unaudited)	8/31/10[1]

From operations
Net investment income (loss)	$450,736	$510,253	$11,308,787	$17,176,429	$7,684,284	$10,620,739
Net realized gain (loss)	280,929	47,960	13,908,046	14,987,370	20,446,381	(51,329,684)
Change in net unrealized appreciation (depreciation)	(52,962)	828,443	274,607,871	(11,228,176)	308,614,807	109,541,395
Increase (decrease) in net assets resulting from
operations	678,703	1,386,656	299,824,704	20,935,623	336,745,472	68,832,450
Distributions to shareholders
From net investment income
Class A	(427,026)	(452,224)	—	—	—	—
Class I	(114,241)	(120,500)	—	—	—	—
Class 1	—	—	(2,465,568)	(2,722,683)	—	(800,100)
Class NAV	—	—	(16,945,130)	(13,892,855)	(17,266,770)	(11,591,001)
From net realized gain
Class A	(83,520)	—	—	—	—	—
Class I	(20,880)	—	—	—	—	—
Total distributions	(645,667)	(572,724)	(19,410,698)	(16,615,538)	(17,266,770)	(12,391,101)
From Portfolio share transactions (Note 6)	—	15,000,000	31,185,459	344,899,695	553,603	(108,338,440)
Total increase (decrease)	33,036	15,813,932	311,599,465	349,219,780	320,032,305	(51,897,091)

Net assets

Beginning of period	15,813,932	—	1,121,289,332	772,069,552	1,347,839,997	1,399,737,088
End of period	$15,846,968	$15,813,932	$1,432,888,797	$1,121,289,332	$1,667,872,302	$1,347,839,997

Undistributed net investment income (loss)	($42,061)	$48,470	$4,418,332	$12,520,243	($3,420,248)	$6,162,238

	Global Agribusiness Fund		Global Bond Fund		Global Infrastructure Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	($6,545)	$21,886	$8,955,724	$17,445,851	$21,120	$58,916
Net realized gain (loss)	42,407	95,764	9,308,190	44,876,254	(12,986)	177,148
Change in net unrealized appreciation (depreciation)	702,259	29,646	(2,015,506)	26,000,650	518,977	(152,049)
Increase (decrease) in net assets resulting from
operations	738,121	147,296	16,248,408	88,322,755	527,111	84,015
Distributions to shareholders
From net investment income
Class A	(2,924)	(11,987)	—	—	(19,514)	(12,312)
Class I	(6,460)	(14,626)	—	—	(22,911)	(14,707)
Class 1	—	—	(4,180,633)	(5,497,480)	—	—
Class NAV	—	—	(45,203,206)	(54,530,728)	—	—
From net realized gain
Class A	(44,913)	(4,610)	—	—	(59,055)	—
Class I	(45,061)	(4,620)	—	—	(59,240)	—
Total distributions	(99,358)	(35,843)	(49,383,839)	(60,028,208)	(160,720)	(27,019)
From Portfolio share transactions (Note 6)	99,358	35,843	133,528,429	131,751,056	160,720	27,019
Total increase (decrease)	738,121	147,296	100,392,998	160,045,603	527,111	84,015

Net assets

Beginning of period	2,440,707	2,293,411	805,591,577	645,545,974	2,164,557	2,080,542
End of period	$3,178,828	$2,440,707	$905,984,575	$805,591,577	$2,691,668	$2,164,557

Undistributed net investment income (loss)	($9,151)	$6,778	($17,817,513)	$22,610,602	$19,296	$40,601

1 Class 1 shares were terminated on 5-7-10.

The accompanying notes are an integral part of the financial statements.	339

John Hancock Funds II

Statements of Changes in Net Assets

	Global Real Estate Fund		Global Timber Fund		Heritage Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$4,871,060	$6,423,167	$12,922	$65,263	($208,595)	($939,848)
Net realized gain (loss)	31,787,203	37,770,959	36,622	365,621	16,696,449	36,807,820
Change in net unrealized appreciation (depreciation)	51,520,265	(6,366,200)	563,379	(230,492)	52,799,826	(15,338,642)
Increase (decrease) in net assets resulting from
operations	88,178,528	37,827,926	612,923	200,392	69,287,680	20,529,330
Distributions to shareholders
From net investment income
Class A	—	—	(20,068)	(1,900)	—	—
Class I	—	—	(26,090)	(3,083)	—	—
Class NAV	(18,000,655)	(12,096,501)	—	—	—	—
From net realized gain
Class A	—	—	(130,333)	—	—	—
Class I	—	—	(130,608)	—	—	—
Class NAV	—	—	—	—	(7,044,879)	—
Total distributions	(18,000,655)	(12,096,501)	(307,099)	(4,983)	(7,044,879)	—
From Portfolio share transactions (Note 6)	10,494,109	152,546,046	307,099	4,984	(29,794,789)	(28,364,311)
Total increase (decrease)	80,671,982	178,277,471	612,923	200,393	32,448,012	(7,834,981)

Net assets

Beginning of period	449,659,759	271,382,288	2,483,576	2,283,183	215,477,082	223,312,063
End of period	$530,331,741	$449,659,759	$3,096,499	$2,483,576	$247,925,094	$215,477,082

Undistributed net investment income (loss)	($14,527,129)	($1,397,534)	$4,585	$37,821	($256,906)	($48,311)

	High Income Fund		High Yield Fund		Index 500 Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$19,777,669	$49,095,101	$34,123,639	$94,557,591	$15,916,710	$31,638,132
Net realized gain (loss)	18,006,522	(13,908,229)	21,252,772	(21,152,393)	16,466,252	(19,499,677)
Change in net unrealized appreciation (depreciation)	42,480,800	113,429,765	42,840,725	130,083,060	455,026,584	67,894,441
Increase (decrease) in net assets resulting from
operations	80,264,991	148,616,637	98,217,136	203,488,258	487,409,546	80,032,896
Distributions to shareholders
From net investment income
Class 1	—	—	(3,748,971)	(7,242,355)	—	—
Class NAV	(20,755,934)	(58,474,637)	(34,416,973)	(99,722,018)	(31,475,841)	(37,125,883)
Total distributions	(20,755,934)	(58,474,637)	(38,165,944)	(106,964,373)	(31,475,841)	(37,125,883)
From Portfolio share transactions (Note 6)	(104,945,189)	4,786,678	(198,012,842)	(70,360,937)	(4,733,386)	(81,641,227)
Total increase (decrease)	(45,436,132)	94,928,678	(137,961,650)	26,162,948	451,200,319	(38,734,214)

Net assets

Beginning of period	509,261,429	414,332,751	991,519,211	965,356,263	1,818,362,535	1,857,096,749
End of period	$463,825,297	$509,261,429	$853,557,561	$991,519,211	$2,269,562,854	$1,818,362,535

Undistributed net investment income (loss)	$288,398	$1,266,663	$10,587,602	$14,629,907	$5,583,199	$21,142,330

The accompanying notes are an integral part of the financial statements.	340

John Hancock Funds II

Statements of Changes in Net Assets

			International
	International Equity		Growth Stock	International
	Index Fund		Fund	Opportunities Fund
	Six months		Period	Six months
	ended		ended	ended
	2/28/11	Year ended	2/28/11[1]	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$2,770,058	$8,333,152	$836,962	($248,321)	$7,769,055
Net realized gain (loss)	2,156,285	(12,469,222)	172,022	86,586,584	33,926,537
Change in net unrealized appreciation
(depreciation)	81,160,288	8,689,813	13,822,451	79,111,457	(40,646,019)
Increase (decrease) in net assets resulting
from operations	86,086,631	4,553,743	14,831,435	165,449,720	1,049,573
Distributions to shareholders
From net investment income
Class 1	—	—	—	(2,151,913)	(872,208)
Class NAV	(9,972,458)	(12,540,484)	(126,586)	(14,979,019)	(7,340,000)
From net realized gain
Class NAV	—	—	(47,147)	—	—
Total distributions	(9,972,458)	(12,540,484)	(173,733)	(17,130,932)	(8,212,208)
From Portfolio share transactions (Note 6)	32,034,345	62,774,402	168,560,877	(178,852,499)	73,360,944
Total increase (decrease)	108,148,518	54,787,661	183,218,579	(30,533,711)	66,198,309

Net assets

Beginning of period	376,717,677	321,930,016	—	802,731,474	736,533,165
End of period	$484,866,195	$376,717,677	$183,218,579	$772,197,763	$802,731,474

Undistributed net investment income (loss)	($2,208,291)	$4,994,109	$710,376	($12,030,874)	$5,348,379

	International Small		International Small
	Cap Fund		Company Fund		International Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$623,461	$2,723,815	$564,996	$1,451,998	$4,528,427	$26,027,337
Net realized gain (loss)	9,492,605	1,102,647	3,239,679	2,924,629	24,676,849	3,155,738
Change in net unrealized appreciation (depreciation)	52,769,308	29,654,692	43,563,905	185,079	254,213,184	(38,119,695)
Increase (decrease) in net assets resulting from
operations	62,885,374	33,481,154	47,368,580	4,561,706	283,418,460	(8,936,620)
Distributions to shareholders
From net investment income
Class 1	(1,254,483)	(2,141,419)	—	—	(4,779,922)	(5,831,083)
Class NAV	(1,739,444)	(1,933,946)	(3,439,425)	(5,041,096)	(16,267,321)	(17,411,266)
Total distributions	(2,993,927)	(4,075,365)	(3,439,425)	(5,041,096)	(21,047,243)	(23,242,349)
From Portfolio share transactions (Note 6)	15,140,345	14,947,655	19,056,823	26,327,650	(78,052,494)	43,378,739
Total increase (decrease)	75,031,792	44,353,444	62,985,978	25,848,260	184,318,723	11,199,770

Net assets

Beginning of period	279,750,591	235,397,147	150,675,245	124,826,985	1,159,183,198	1,147,983,428
End of period	$354,782,383	$279,750,591	$213,661,223	$150,675,245	$1,343,501,921	$1,159,183,198

Undistributed net investment income (loss)	$56,601	$2,427,067	($2,316,531)	$557,898	$4,500,196	$21,019,012

1 Period from 9-16-10 (inception date) to 2-28-11.

The accompanying notes are an integral part of the financial statements.	341

John Hancock Funds II

Statements of Changes in Net Assets

	Investment Quality
	Bond Fund		Large Cap Fund		Large Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$6,668,669	$8,258,875	$1,445,493	$2,540,273	$2,661,358	$5,761,559
Net realized gain (loss)	288,802	(1,072,736)	14,293,274	16,145,485	62,931,415	27,913,447
Change in net unrealized appreciation (depreciation)	(13,127,715)	16,103,747	54,681,011	(9,117,660)	42,419,294	(47,063,137)
Increase (decrease) in net assets resulting from
operations	(6,170,244)	23,289,886	70,419,778	9,568,098	108,012,067	(13,388,131)
Distributions to shareholders
From net investment income
Class 1	(1,143,831)	(3,317,158)	(354,970)	(310,523)	(982,056)	(1,120,244)
Class NAV	(5,307,058)	(6,436,446)	(2,294,785)	(1,826,185)	(4,778,782)	(6,764,574)
Total distributions	(6,450,889)	(9,753,604)	(2,649,755)	(2,136,708)	(5,760,838)	(7,884,818)
From Portfolio share transactions (Note 6)	107,640,377	140,889,090	(206,056)	30,168,627	(375,106,343)	(28,477,984)
Total increase (decrease)	95,019,244	154,425,372	67,563,967	37,600,017	(272,855,114)	(49,750,933)

Net assets

Beginning of period	340,385,191	185,959,819	264,911,278	227,311,261	466,983,038	516,733,971
End of period	$435,404,435	$340,385,191	$332,475,245	$264,911,278	$194,127,924	$466,983,038

Undistributed net investment income (loss)	$2,210,335	$1,992,555	$544,933	$1,749,195	$595,977	$3,695,457

	Mid Cap Growth
	Index Fund		Mid Cap Index Fund		Mid Cap Stock Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Period ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$94,601	$12,068	$1,908,543	$5,080,497	($1,404,205)	($1,630,513)
Net realized gain (loss)	1,329,455	(2,548,313)	19,860,022	9,003,107	111,021,050	107,744,480
Change in net unrealized appreciation (depreciation)	16,494,351	(4,579,154)	70,097,218	66,781,100	183,283,208	(39,775,453)
Increase (decrease) in net assets resulting from
operations	17,918,407	(7,115,399)	91,865,783	80,864,704	292,900,053	66,338,514
Distributions to shareholders
From net investment income
Class 1	(1,545)	—	—	—	—	—
Class NAV	(120,519)	—	(3,498,092)	(5,711,496)	—	(86,849)
From net realized gain
Class NAV	—	—	(6,185,882)	—	—	—
Total distributions	(122,064)	—	(9,683,974)	(5,711,496)	—	(86,849)
From Portfolio share transactions (Note 6)	(1,766,969)	55,400,782	(27,981,741)	(293,365,124)	(12,076,624)	7,101,748
Total increase (decrease)	16,029,374	48,285,383	54,200,068	(218,211,916)	280,823,429	73,353,413

Net assets

Beginning of period	48,285,383	—	287,923,807	506,135,723	786,974,283	713,620,870
End of period	$64,314,757	$48,285,383	$342,123,875	$287,923,807	$1,067,797,712	$786,974,283

Undistributed net investment income (loss)	($15,392)	$12,071	$844,967	$2,434,516	($1,393,899)	$10,306

1 Period from 4-30-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	342

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value		Mid Cap Value
	Equity Fund		Index Fund		Mid Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Period ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$669,995	$1,552,283	$543,515	$277,641	$1,893,913	$6,581,213
Net realized gain (loss)	11,117,351	3,816,847	607,360	(2,607,835)	14,513,819	35,036,960
Change in net unrealized appreciation (depreciation)	35,890,416	8,499,975	13,093,575	(5,983,621)	94,057,716	(22,088,585)
Increase (decrease) in net assets resulting from
operations	47,677,762	13,869,105	14,244,450	(8,313,815)	110,465,448	19,529,588
Distributions to shareholders
From net investment income
Class 1	—	—	(12,014)	—	—	—
Class NAV	(1,067,672)	(1,771,675)	(631,652)	—	(7,615,885)	(1,845,863)
From net realized gain
Class NAV	—	—	—	—	(30,135,070)	(8,405,286)
Total distributions	(1,067,672)	(1,771,675)	(643,666)	—	(37,750,955)	(10,251,149)
From Portfolio share transactions (Note 6)	(780,586)	(25,284,314)	3,283,609	56,387,008	48,801,724	81,564,974
Total increase (decrease)	45,829,504	(13,186,884)	16,884,393	48,073,193	121,516,217	90,843,413

Net assets

Beginning of period	148,807,639	161,994,523	48,073,193	—	391,372,344	300,528,931
End of period	$194,637,143	$148,807,639	$64,957,586	$48,073,193	$512,888,561	$391,372,344

Undistributed net investment income (loss)	$304,973	$702,650	$177,493	$277,644	($352,036)	$5,369,936

	Mutual
	Shares Fund	Optimized Value Fund		Real Estate Equity Fund
	Period	Six months		Six months
	ended	ended		ended
	2/28/11[2]	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$1,240,172	$3,525,734	$4,532,264	$4,254,885	$3,708,903
Net realized gain (loss)	3,109,392	63,180,788	34,809,113	8,702,774	3,642,288
Change in net unrealized appreciation
(depreciation)	32,577,819	21,091,833	(30,743,394)	54,788,287	61,875,003
Increase (decrease) in net assets resulting
from operations	36,927,383	87,798,355	8,597,983	67,745,946	69,226,194
Distributions to shareholders
From net investment income
Class 1	—	(326,810)	(939,448)	—	—
Class NAV	—	(2,371,312)	(5,250,993)	(3,995,406)	(5,771,107)
From net realized gain
Class NAV	(291,533)	—	—	—	—
Total distributions	(291,533)	(2,698,122)	(6,190,441)	(3,995,406)	(5,771,107)
From Portfolio share transactions (Note 6)	326,670,943	(1,659,970)	10,919,735	1,934,094	33,199,850
Total increase (decrease)	363,306,793	83,440,263	13,327,277	65,684,634	96,654,937

Net assets

Beginning of period	—	310,218,811	296,891,534	305,365,008	208,710,071
End of period	$363,306,793	$393,659,074	$310,218,811	$371,049,642	$305,365,008

Undistributed net investment income (loss)	$1,240,172	$3,525,580	$2,697,968	$1,252,478	$992,999

1 Period from 4-30-10 (inception date) to 8-31-10.

2 Period from 9-16-10 (inception date) to 2-28-11.

The accompanying notes are an integral part of the financial statements.	343

John Hancock Funds II

Statements of Changes in Net Assets

	Real Estate Securities Fund		Real Return Bond Fund		Retirement 2010 Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10[1]

From operations
Net investment income (loss)	$5,583,345	$5,906,873	$8,363,940	$27,276,535	$30,917	$234
Net realized gain (loss)	20,311,247	24,983,995	40,492,793	85,605,502	(17,856)	—
Change in net unrealized appreciation (depreciation)	57,884,046	42,563,646	(31,717,215)	28,161,532	74,606	746
Increase (decrease) in net assets resulting from
operations	83,778,638	73,454,514	17,139,518	141,043,569	87,667	980
Distributions to shareholders
From net investment income
Class 1	(6,909,456)	(3,702,351)	(2,159,134)	(2,516,836)	(33,268)	—
Class NAV	—	—	(19,347,886)	(41,589,642)	—	—
From net realized gain
Class 1	—	—	(3,697,499)	—	(16,845)	—
Class NAV	—	—	(29,098,290)	—	—	—
Total distributions	(6,909,456)	(3,702,351)	(54,302,809)	(44,106,478)	(50,113)	—
From Portfolio share transactions (Note 6)	30,449,755	206,891,051	(192,796,699)	(129,359,907)	10,080,359	26,800
Total increase (decrease)	107,318,937	276,643,214	(229,959,990)	(32,422,816)	10,117,913	27,780

Net assets

Beginning of period	351,794,328	75,151,114	1,085,684,944	1,118,107,760	27,780	—
End of period	$459,113,265	$351,794,328	$855,724,954	$1,085,684,944	$10,145,693	$27,780

Undistributed net investment income (loss)	$2,126,551	$3,452,662	$4,273,627	$17,416,707	($2,114)	$237

	Retirement 2015 Portfolio		Retirement 2020 Portfolio		Retirement 2025 Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Period ended	2/28/11	Period ended	2/28/11	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10[1]

From operations
Net investment income (loss)	$49,166	$177	$61,483	$124	$109,478	$77
Net realized gain (loss)	17,843	—	18,714	—	13,600	—
Change in net unrealized appreciation (depreciation)	147,256	(89)	376,168	(912)	672,078	(1,649)
Increase (decrease) in net assets resulting from
operations	214,265	88	456,365	(788)	795,156	(1,572)
Distributions to shareholders
From net investment income
Class 1	(52,164)	—	(65,383)	—	(114,301)	—
From net realized gain
Class 1	(20,363)	—	(16,947)	—	(17,806)	—
Total distributions	(72,527)	—	(82,330)	—	(132,107)	—
From Portfolio share transactions (Note 6)	13,018,925	26,800	18,407,488	26,800	22,223,320	26,800
Total increase (decrease)	13,160,663	26,888	18,781,523	26,012	22,886,369	25,228

Net assets

Beginning of period	26,888	—	26,012	—	25,228	—
End of period	$13,187,551	$26,888	$18,807,535	$26,012	$22,911,597	$25,228

Undistributed net investment income (loss)	($2,818)	$180	($3,773)	$127	($4,743)	$80

1 Period from 4-30-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	344

John Hancock Funds II

Statements of Changes in Net Assets

	Retirement 2030 Portfolio		Retirement 2035 Portfolio		Retirement 2040 Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Period ended	2/28/11	Period ended	2/28/11	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10[1]

From operations
Net investment income (loss)	$73,955	$54	$61,784	$39	$28,837	$33
Net realized gain (loss)	20,580	—	10,524	—	5,012	—
Change in net unrealized appreciation (depreciation)	504,269	(2,019)	493,091	(2,260)	259,621	(2,340)
Increase (decrease) in net assets resulting from
operations	598,804	(1,965)	565,399	(2,221)	293,470	(2,307)
Distributions to shareholders
From net investment income
Class 1	(77,218)	—	(64,533)	—	(30,357)	—
From net realized gain
Class 1	(8,235)	—	(5,214)	—	(2,066)	—
Total distributions	(85,453)	—	(69,747)	—	(32,423)	—
From Portfolio share transactions (Note 6)	16,144,166	26,800	13,484,495	26,800	7,627,649	26,800
Total increase (decrease)	16,657,517	24,835	13,980,147	24,579	7,888,696	24,493

Net assets

Beginning of period	24,835	—	24,579	—	24,493	—
End of period	$16,682,352	$24,835	$14,004,726	$24,579	$7,913,189	$24,493

Undistributed net investment income (loss)	($3,206)	$57	($2,707)	$42	($1,484)	$36

			Short Term Government
	Retirement 2045 Portfolio		Income Fund		Small Cap Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Period ended	2/28/11	Period ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10[1]	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$23,067	$33	$789,924	$988,290	($617,383)	($947,835)
Net realized gain (loss)	5,471	—	529,719	977,944	17,572,588	26,287,621
Change in net unrealized appreciation (depreciation)	241,833	(2,340)	(1,701,942)	2,159,935	41,132,578	(18,885,643)
Increase (decrease) in net assets resulting from
operations	270,371	(2,307)	(382,299)	4,126,169	58,087,783	6,454,143
Distributions to shareholders
From net investment income
Class 1	(24,496)	—	—	—	—	—
Class NAV	—	—	(1,647,663)	(1,433,787)	—	—
From net realized gain
Class 1	(1,666)	—	—	—	—	—
Class NAV	—	—	(938,847)	(48,663)	(16,923,419)	—
Total distributions	(26,162)	—	(2,586,510)	(1,482,450)	(16,923,419)	—
From Portfolio share transactions (Note 6)	7,508,430	26,800	(2,976,315)	108,667,206	6,448,216	20,552,374
Total increase (decrease)	7,752,639	24,493	(5,945,124)	111,310,925	47,612,580	27,006,517

Net assets

Beginning of period	24,493	—	136,112,243	24,801,318	148,847,348	121,840,831
End of period	$7,777,132	$24,493	$130,167,119	$136,112,243	$196,459,928	$148,847,348

Undistributed net investment income (loss)	($1,393)	$36	($259,149)	$598,590	($617,383)	—

1 Period from 4-30-10 (inception date) to 8-31-10.

The accompanying notes are an integral part of the financial statements.	345

John Hancock Funds II

Statements of Changes in Net Assets

			Small Cap
	Small Cap Index Fund		Opportunities Fund		Small Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$424,248	$940,552	$327,420	($32,886)	$787,225	$418,612
Net realized gain (loss)	3,027,112	16,217,737	5,652,587	8,249,056	4,727,359	5,284,084
Change in net unrealized appreciation (depreciation)	22,178,497	(7,996,722)	56,414,142	(3,820,809)	32,535,926	2,594,197
Increase (decrease) in net assets resulting from
operations	25,629,857	9,161,567	62,394,149	4,395,361	38,050,510	8,296,893
Distributions to shareholders
From net investment income
Class 1	—	—	—	(70,639)	—	—
Class NAV	(850,661)	(1,405,466)	—	(115,688)	(972,144)	(361,933)
From net realized gain
Class NAV	—	—	—	—	(6,119,890)	(1,190,204)
Total distributions	(850,661)	(1,405,466)	—	(186,327)	(7,092,034)	(1,552,137)
From Portfolio share transactions (Note 6)	(1,266,505)	(37,786,621)	(3,505,233)	50,257,008	5,082,722	44,826,898
Total increase (decrease)	23,512,691	(30,030,520)	58,888,916	54,466,042	36,041,198	51,571,654

Net assets

Beginning of period	70,274,621	100,305,141	152,753,012	98,286,970	130,962,633	79,390,979
End of period	$93,787,312	$70,274,621	$211,641,928	$152,753,012	$167,003,831	$130,962,633

Undistributed net investment income (loss)	$42,826	$469,239	$292,863	($34,557)	($52,321)	$132,598

	Small Company		Small Company		Smaller Company
	Growth Fund		Value Fund		Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	($285,830)	($427,968)	$1,381,704	$1,823,427	($316,260)	($747,516)
Net realized gain (loss)	8,907,483	9,026,125	9,667,542	4,315,162	12,729,736	32,930,098
Change in net unrealized appreciation (depreciation)	34,159,735	5,081,306	107,418,807	9,986,122	29,945,398	(21,915,822)
Increase (decrease) in net assets resulting from
operations	42,781,388	13,679,463	118,468,053	16,124,711	42,358,874	10,266,760
Distributions to shareholders
From net investment income
Class 1	—	—	(620,915)	(926,808)	—	—
Class NAV	—	—	(1,616,452)	(2,675,344)	—	—
From net realized gain
Class NAV	—	—	—	—	(29,330,242)	—
From capital paid-in
Return of capital	—	(132,484)	—	—	—	—
Total distributions	—	(132,484)	(2,237,367)	(3,602,152)	(29,330,242)	—
From Portfolio share transactions (Note 6)	(5,992,463)	(19,835,840)	(9,540,988)	(27,580,288)	21,216,285	(53,153,249)
Total increase (decrease)	36,788,925	(6,288,861)	106,689,698	(15,057,729)	34,244,917	(42,886,489)

Net assets

Beginning of period	115,643,171	121,932,032	348,093,270	363,150,999	115,587,412	158,473,901
End of period	$152,432,096	$115,643,171	$454,782,968	$348,093,270	$149,832,329	$115,587,412

Undistributed net investment income (loss)	($285,830)	—	$82,738	$938,401	($316,260)	—

The accompanying notes are an integral part of the financial statements.	346

John Hancock Funds II

Statements of Changes in Net Assets

	Spectrum Income Fund		Total Bond Market Fund		Total Return Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$18,982,693	$39,773,049	$7,929,435	$18,924,802	$24,431,197	$41,207,013
Net realized gain (loss)	11,538,029	22,271,277	7,722,838	4,288,965	(3,307,441)	164,252,596
Change in net unrealized appreciation (depreciation)	21,530,752	25,261,578	(21,163,433)	21,565,645	(21,183,964)	31,062,618
Increase (decrease) in net assets resulting from
operations	52,051,474	87,305,904	(5,511,160)	44,779,412	(60,208)	236,522,227
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(9,827,866)	(8,375,955)
Class NAV	(26,083,429)	(42,165,410)	(9,670,438)	(19,836,600)	(52,073,795)	(55,235,186)
From net realized gain
Class 1	—	—	—	—	(16,745,861)	(3,091,691)
Class NAV	—	—	(6,037,071)	(8,065,365)	(92,324,636)	(20,383,404)
Total distributions	(26,083,429)	(42,165,410)	(15,707,509)	(27,901,965)	(170,972,158)	(87,086,236)
From Portfolio share transactions (Note 6)	163,001,857	(109,222,241)	(200,872,809)	60,432,361	369,325,115	250,317,435
Total increase (decrease)	188,969,902	(64,081,747)	(222,091,478)	77,309,808	198,292,749	399,753,426

Net assets

Beginning of period	836,729,686	900,811,433	523,841,952	446,532,144	2,180,454,483	1,780,701,057
End of period	$1,025,699,588	$836,729,686	$301,750,474	$523,841,952	$2,378,747,232	$2,180,454,483

Undistributed net investment income (loss)	$5,757,497	$12,858,233	$1,920,333	$3,661,336	$6,891,014	$44,361,478

	U.S. High Yield Bond Fund		U.S. Multi-Sector Fund		Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/11	Year ended	2/28/11	Year ended	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10	(Unaudited)	8/31/10	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$23,032,352	$61,529,361	$7,286,199	$12,910,597	$792,720	$1,359,337
Net realized gain (loss)	17,184,077	19,865,815	40,992,303	(3,588,351)	6,675,548	15,998,222
Change in net unrealized appreciation (depreciation)	10,680,452	38,112,880	143,431,144	6,798,483	38,693,187	(4,231,351)
Increase (decrease) in net assets resulting from
operations	50,896,881	119,508,056	191,709,646	16,120,729	46,161,455	13,126,208
Distributions to shareholders
From net investment income
Class 1	(2,341,891)	(3,412,154)	—	—	—	—
Class NAV	(25,120,616)	(59,831,871)	(12,874,368)	(12,428,759)	(1,309,113)	(976,292)
From net realized gain
Class NAV	—	—	—	—	(10,344,558)	—
Total distributions	(27,462,507)	(63,244,025)	(12,874,368)	(12,428,759)	(11,653,671)	(976,292)
From Portfolio share transactions (Note 6)	(134,285,564)	(84,569,257)	4,695,113	28,126,520	16,326,434	10,978,308
Total increase (decrease)	(110,851,190)	(28,305,226)	183,530,391	31,818,490	50,834,218	23,128,224

Net assets

Beginning of period	748,880,260	777,185,486	901,724,052	869,905,562	145,206,932	122,078,708
End of period	$638,029,070	$748,880,260	$1,085,254,443	$901,724,052	$196,041,150	$145,206,932

Undistributed net investment income (loss)	$6,373,215	$10,803,370	$2,762,601	$8,350,770	$279,694	$796,087

The accompanying notes are an integral part of the financial statements.	347

John Hancock Funds II

Statements of Changes in Net Assets

	Value &
	Restructuring Fund
	Six months
	ended
	2/28/11	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/10

From operations
Net investment income (loss)	$3,923,967	$8,657,686
Net realized gain (loss)	11,995,131	(16,841,332)
Change in net unrealized appreciation (depreciation)	144,075,012	44,773,630
Increase (decrease) in net assets resulting from
operations	159,994,110	36,589,984
Distributions to shareholders
From net investment income
Class NAV	(8,175,799)	(7,347,600)
Total distributions	(8,175,799)	(7,347,600)
From Portfolio share transactions (Note 6)	(18,332,651)	(40,182,103)
Total increase (decrease)	133,485,660	(10,939,719)

Net assets

Beginning of period	503,181,049	514,120,768
End of period	$636,666,709	$503,181,049

Undistributed net investment income (loss)	$1,312,349	$5,564,181

The accompanying notes are an integral part of the financial statements.	348

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Active Bond Fund
CLASS 1

02-28-2011[2]	10.21	0.24	0.08	0.32	(0.23)	(0.03)	—	(0.26)	10.27	3.18[3,4]	42	0.69[5]	0.69[5]	4.66[5]	36[6]
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88[3]	43	0.69	0.69	5.26	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	33	0.71	0.71	6.10	90[6]
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72	33	0.72	0.72	4.97	133[6]
08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—[7]	—	(0.47)	9.54	4.38	36	0.73	0.73	4.92	165[6]
08-31-2006[8]	9.61	0.36	(0.11)	0.25	(0.26)	—	—	(0.26)	9.60	2.68[4]	37	0.79[5]	0.79[5]	4.27[5]	406

CLASS NAV

02-28-2011[2]	10.20	0.24	0.08	0.32	(0.23)	(0.03)	—	(0.26)	10.26	3.21[3,4]	1,169	0.64[5]	0.64[5]	4.74[5]	36[6]
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83[3]	788	0.64	0.64	5.30	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	540	0.66	0.66	6.15	90[6]
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88	554	0.67	0.67	5.02	133[6]
08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—[7]	—	(0.48)	9.53	4.34	523	0.68	0.68	4.99	165[6]
08-31-2006[8]	9.58	0.35	(0.06)	0.29	(0.27)	—	—	(0.27)	9.60	3.09[4]	399	0.70[5]	0.70[5]	4.30[5]	406

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 43% for 2-28-11, 154% for
8-31-09, 255% for 8-31-08 and 299% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 7. Less than ($0.005) per share. 8. The inception dates for Class 1 and
Class NAV shares are 10-15-05 and 10-27-05, respectively.

All Cap Core Fund
CLASS NAV

02-28-2011[2]	7.18	0.05	2.06	2.11	(0.08)	—	—	(0.08)	9.21	29.42[3,4]	662	0.80[5]	0.80[5]	1.08[5]	110
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73[3]	516	0.81	0.81	1.01	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[6]	—	(0.13)	7.21	(20.07)	472	0.83	0.83	1.52	186
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)	711	0.80	0.80	1.14	239
08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93	477	0.83	0.83	1.12	244
08-31-2006[7]	10.00	0.05	(0.13)	(0.08)	—	—	—	—	9.92	(0.80)[4]	284	0.84[5]	0.84[5]	1.42[5]	86

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share. 7. The inception date for Class NAV shares is 4-28-06.

All Cap Value Fund
CLASS 1

02-28-2011[2]	9.78	0.05	3.07	3.12	(0.05)	(0.54)	—	(0.59)	12.31	32.37[3,4]	114	0.87[5]	0.87[5]	0.79[5]	32
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70[3]	83	0.92	0.92	0.25	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)	84	0.96	0.96	0.67	75
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)	25	0.97	0.97	0.73	76
08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64	26	0.97	0.97	0.82	82
08-31-2006[6]	13.84	0.11	1.91	2.02	(0.02)	—	—	(0.02)	15.84	14.64[4,7]	21	0.94[5]	0.94[5]	0.80[5]	48

CLASS NAV

02-28-2011[2]	9.74	0.05	3.05	3.10	(0.05)	(0.54)	—	(0.59)	12.25	32.36[3,4]	457	0.82[5]	0.82[5]	0.84[5]	32
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77[3]	339	0.87	0.87	0.32	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)	264	0.91	0.91	0.48	75
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)	69	0.92	0.92	0.78	76
08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62	70	0.88	0.88	0.93	82
08-31-2006[6]	13.80	0.12	1.91	2.03	(0.03)	—	—	(0.03)	15.80	14.69[4,7]	195	0.89[5]	0.89[5]	0.88[5]	48

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and $410,290 , respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV.

Alpha Opportunities Fund
CLASS NAV

02-28-2011[2]	10.35	0.01	3.32	3.33	(0.03)	(1.24)	—	(1.27)	12.41	33.08[3,4]	1,483	1.01[5]	1.01[5]	0.18[5]	91
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01[3]	1,113	1.04	1.04	0.28	171
08-31-2009[6]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4]	671	1.08[5]	1.08[5]	0.42[5]	202

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08.

The accompanying notes are an integral part of the financial statements.	349

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Blue Chip Growth Fund
CLASS 1

02-28-2011[2]	16.31	0.01	5.43	5.44	—[3]	—	—	—[3]	21.75	33.37[4,5]	531	0.86[6]	0.83[6]	0.07[6]	20
08-31-2010	15.60	—[7]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65[4]	405	0.88	0.84	0.03	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[4]	153	0.90	0.87	0.19	59
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[4]	192	0.89	0.86	0.26	44
08-31-2007	17.82	0.08[8]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28[4]	204	0.89	0.86	0.39[8]	33
08-31-2006[9]	16.53	0.08	1.22	1.30	(0.01)	—	—	(0.01)	17.82	7.88[4,5]	185	0.90[6]	0.88[6]	0.51[6]	28

CLASS NAV

02-28-2011[2]	16.30	0.01	5.43	5.44	(0.01)	—	—	(0.01)	21.73	33.39[4,5]	1,875	0.81[6]	0.78[6]	0.12[6]	20
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70[4]	1,460	0.83	0.79	0.05	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[4]	1,262	0.85	0.82	0.25	59
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[4]	1,850	0.84	0.81	0.29	44
08-31-2007	17.80	0.09[8]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37[4]	1,483	0.84	0.81	0.44[8]	33
08-31-2006[9]	16.51	0.09	1.22	1.31	(0.02)	—	—	(0.02)	17.80	7.90[4,5]	1,088	0.85[6]	0.83[6]	0.58[6]	28

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts: $0.04 for Class 1 and Class NAV. Percentage of average net assets was 0.18% for Class 1 and
Class NAV. 9. The inception date for Class 1 and Class NAV shares is 10-15-05.

Capital Appreciation Fund
CLASS 1

02-28-2011[2]	9.11	—[3]	2.67	2.67	(0.01)	—	—	(0.01)	11.77	29.32[4,5]	391	0.78[6]	0.78[6]	0.05[6]	43
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27[4]	321	0.79	0.79	0.19	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)	53	0.81	0.81	0.32	78
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)	61	0.80	0.80	0.34	85
08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43	66	0.81	0.81	0.27	63
08-31-2006[7]	9.20	0.01	0.23	0.24	—	—	—	—	9.44	2.61[5]	68	0.88[6]	0.88[6]	0.10[6]	57

CLASS NAV

02-28-2011[2]	9.12	0.01	2.67	2.68	(0.02)	—	—	(0.02)	11.78	29.34[4,5]	1,510	0.73[6]	0.73[6]	0.10[6]	43
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31[4]	1,194	0.74	0.74	0.20	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)	1,091	0.76	0.76	0.36	78
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)	973	0.75	0.75	0.41	85
08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42	586	0.76	0.76	0.34	63
08-31-2006[7]	9.20	0.01	0.24	0.25	—	—	—	—	9.45	2.72[5]	393	0.83[6]	0.83[6]	0.15[6]	57

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class 1 and Class NAV shares is 10-15-05.

Capital Appreciation Value Fund
CLASS NAV

02-28-2011[2,3]	10.00	0.02	0.35	0.37	—	—	—	—	10.37	3.70[4,5]	318	0.91[6]	0.87[6]	1.05[6]	11

1. Based on the average daily shares outstanding. 2. Unaudited. 3. The inception date for Class NAV shares is 1-6-11. 4. Total returns would have been lower had certain expenses not been reduced during the period shown. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	350

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Core Bond Fund
CLASS 1

02-28-2011[2]	13.76	0.19	(0.26)	(0.07)	(0.23)	(0.58)	—	(0.81)	12.88	(0.46)[3,4]	12	0.68[5]	0.68[5]	2.89[5]	304[6]
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99[3]	14	0.69	0.69	3.09	496[6]
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	10	0.76	0.76	4.20	571[6]
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43	4	0.80	0.80	4.46	395[6]
08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—[7]	—	(0.57)	12.51	4.60	2	0.82	0.82	4.67	313[6]
08-31-2006[8]	12.51	0.47	(0.12)	0.35	(0.34)	—	—	(0.34)	12.52	2.86[4]	1	0.88[5]	0.88[5]	4.39[5]	436

CLASS NAV

02-28-2011[2]	13.75	0.19	(0.26)	(0.07)	(0.23)	(0.58)	—	(0.81)	12.87	(0.43)[3,4]	581	0.63[5]	0.63[5]	2.94[5]	304[6]
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13[3]	564	0.64	0.64	3.11	496[6]
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	411	0.71	0.71	4.29	571[6]
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49	267	0.75	0.75	4.51	395[6]
08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—[7]	—	(0.58)	12.50	4.67	267	0.77	0.77	4.71	313[6]
08-31-2006[8]	12.50	0.46	(0.11)	0.35	(0.34)	—	—	(0.34)	12.51	2.90[4]	197	0.83[5]	0.83[5]	4.24[5]	436

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 550% for 2-28-11, 850% for
8-31-10, 1,220% for 8-31-09, 807% for 8-31-08 and 623% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 7. Less than ($0.005) per share. 8. The inception date for Class 1 and Class NAV shares is 10-15-05.

Core Diversified Growth & Income Portfolio
CLASS 1

02-28-2011[2]	8.84	0.13[3]	1.31	1.44	(0.18)	(0.32)	—	(0.50)	9.78	16.45[4,5]	28	0.25[6]	0.12[6,7]	2.79[3,6]	7
08-31-2010	8.50	0.20[3]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62[5]	23	0.30	0.11[7]	2.24[3]	58
08-31-2009	9.75	0.25[3]	(1.39)[8]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[5]	12	1.04	0.06[7]	3.08[3]	6
08-31-2008[9]	10.00	0.02[3]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[4]	1	15.51[6]	0.08[6,7]	1.43[3,6]	—[10]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized.
7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.36% – 0.56% for the period ended 2-28-11, 0.35% – 0.56%, 0.37% – 0.79% and 0.32% – 0.71% for the years ended 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Fundamental Holdings Portfolio
CLASS 1

02-28-2011[2]	9.09	0.13[3]	1.09	1.22	(0.19)	(0.43)	—	(0.62)	9.69	13.66[4,5]	13	0.38[6]	0.12[6,7]	2.79[3,6]	18
08-31-2010	8.77	0.22[3]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83[4]	12	0.47	0.11[7]	2.44[3]	69
08-31-2009	9.78	0.26[3]	(1.13)[8]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[4]	8	1.42	0.06[7]	3.12[3]	17
08-31-2008[9]	10.00	0.04[3]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[5]	1	15.48[6]	0.08[6,7]	2.21[3,6]	—[10]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.
7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.35% – 0.56% for the period ended 2-28-11, 0.35% – 0.56%, 0.37% – 0.51% and 0.32% – 0.50% for the year ended 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Global Diversification Portfolio
CLASS 1

02-28-2011[2]	8.90	0.15[3]	1.05	1.20	(0.18)	(0.28)	—	(0.46)	9.64	13.68[4,5]	30	0.23[6]	0.12[6,7]	3.13[3,6]	11
08-31-2010	8.54	0.20[3]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91[5]	24	0.33	0.11[7]	2.26[3]	60
08-31-2009	9.51	0.26[3]	(1.07)[8]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)	8	1.55	0.06[7]	3.33[3]	11
08-31-2008[9]	10.00	0.03[3]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[4]	1	15.70[6]	0.08[6,7]	1.92[3,6]	—[10]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized.
7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.36% – 0.56% for the period ended 2-28-11, 0.35% – 0.56%, 0.37% – 0.79% and 0.33% – 0.71% for the years ended 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

The accompanying notes are an integral part of the financial statements.	351

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Emerging Markets Fund (formerly, Emerging Markets Value Fund)
CLASS NAV

02-28-2011[2]	10.82	—[3]	1.72	1.72	(0.09)	(0.81)	—	(0.90)	11.64	15.67[4,5]	2,156	1.07[6]	1.07[6]	(0.06)[6]	7
08-31-2010	9.09	0.08	1.77	1.85	(0.08)	(0.04)	—	(0.12)	10.82	20.43[4]	1,590	1.08	1.08	0.81	29
08-31-2009	9.47	0.10	(0.19)	(0.09)	(0.16)	(0.13)	—	(0.29)	9.09	1.07	1,037	1.07	1.07	1.39	32
08-31-2008	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	—	(0.20)	9.47	(12.61)	577	1.08	1.08	2.11	13
08-31-2007[7]	10.00	0.08	0.94	1.02	—	—	—	—	11.02	10.20[5]	482	1.10[6]	1.10[6]	2.14[6]	2

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class NAV shares is 5-1-07.

Emerging Markets Debt Fund
CLASS A

02-28-2011[2]	10.54	0.30	0.17	0.47	(0.38)	(0.07)	—	(0.45)	10.56	4.27[3,4,7]	13	1.67[5]	1.35[5]	5.59[5]	57
08-31-2010[6]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36[3,4,7]	13	1.85[5]	1.25[5]	5.09[5]	112

CLASS I

02-28-2011[2]	10.54	0.32	0.18	0.50	(0.41)	(0.07)	—	(0.48)	10.56	4.52[3,4]	3	1.23[5]	0.88[5]	6.06[5]	57
08-31-2010[6]	10.00	0.36	0.58	0.94	(0.40)	—	—	(0.40)	10.54	9.62[3,4]	3	1.51[5]	0.88[5]	5.47[5]	112

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class A and Class I shares is 1-4-10. 7. Does not reflect the effect of sales charges, if any.

Equity-Income Fund
CLASS 1

02-28-2011[2]	12.05	0.12	3.07	3.19	(0.20)	—	—	(0.20)	15.04	26.59[3,4]	195	0.87[5]	0.84[5]	1.72[5]	11
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66[3]	140	0.89	0.86	1.84	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[3]	139	0.91	0.88	2.73	46
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[3]	163	0.89	0.86	2.06	30
08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37[3]	212	0.89	0.86	1.70	20
08-31-2006[6]	16.03	0.26	1.90	2.16	(0.06)	—	—	(0.06)	18.13	13.52[3,4]	183	0.90[5]	0.89[5]	1.68[5]	39

CLASS NAV

02-28-2011[2]	12.04	0.12	3.07	3.19	(0.21)	—	—	(0.21)	15.02	26.58[3,4]	1,238	0.82[5]	0.79[5]	1.76[5]	11
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80[3]	981	0.84	0.81	1.94	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[3]	633	0.86	0.83	2.77	46
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[3]	774	0.84	0.81	2.14	30
08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46[3]	711	0.84	0.81	1.75	20
08-31-2006[6]	16.01	0.27	1.89	2.16	(0.06)	—	—	(0.06)	18.11	13.54[3,4]	535	0.85[5]	0.84[5]	1.75[5]	39

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05.

Fundamental Value Fund
CLASS NAV

02-28-2011[2]	12.66	0.07	3.10	3.17	(0.16)	—	—	(0.16)	15.67	25.12[4,5]	1,668	0.80[6]	0.80[6]	1.00[6]	7
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86[5]	1,348	0.80	0.80	0.71	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	1,299	0.81	0.81	1.19	36
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)	1,533	0.80	0.80	0.93	14
08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12	946	0.80	0.80	1.21	6
08-31-2006[3]	14.31	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.83	10.87[4]	695	0.81[6]	0.81[6]	1.00[6]	8

1. Based on the average daily shares outstanding. 2. Unaudited. 3. The inception date for Class NAV shares is 10-15-05. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	352

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Global Agribusiness Fund
CLASS A

02-28-2011[2]	11.95	(0.05)	3.61	3.56	(0.03)	(0.44)	—	(0.47)	15.04	30.10[3,4,5]	2	3.54[6]	1.44[6]	(0.68)[6]	30
08-31-2010	11.41	0.08	0.62	0.70	(0.11)	(0.05)	—	(0.16)	11.95	6.19[3,4]	1	4.27	1.45	0.70	91
08-31-2009[8]	10.00	0.04	1.41	1.45	(0.04)	—	—	(0.04)	11.41	14.52[3,4,5]	1	4.72[6]	1.45[6]	0.58[6]	84

CLASS I

02-28-2011[2]	12.00	(0.02)	3.62	3.60	(0.06)	(0.44)	—	(0.50)	15.10	30.37[4,5]	2	3.11[6]	1.01[6,7]	(0.23)[6]	30
08-31-2010	11.43	0.13	0.63	0.76	(0.14)	(0.05)	—	(0.19)	12.00	6.67[4]	1	3.94	1.00	1.15	91
08-31-2009[8]	10.00	0.07	1.41	1.48	(0.05)	—	—	(0.05)	11.43	14.84[4,5]	1	4.42[6]	1.00[6]	1.03[6]	84

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Does not reflect the effect of sales charges, if any. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Includes the impact of expense recapture for the period ended 2-28-11: less than 0.01% of average net assets for Class I shares. See Note 5. 8. The inception date for Class A and Class I shares is 1-2-09.

Global Bond Fund
CLASS 1

02-28-2011[2]	12.78	0.13	0.08	0.21	(0.70)	—	—	(0.70)	12.29	1.83[5,9]	74	0.85[3]	0.85[3]	2.03[3]	96[4]
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42[5]	76	0.86	0.86	2.31	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	59	0.87	0.87	3.98	448[4]
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73	74	0.88	0.88	4.28	975[4]
08-31-2007	14.83	0.53	(0.04)[6]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40	42	0.86[7]	0.86[7]	3.64	272[4]
08-31-2006[8]	14.56	0.44	(0.08)[6]	0.36	(0.09)	—	—	(0.09)	14.83	2.46[9]	41	0.84[3]	0.84[3]	3.42[3]	248

CLASS NAV

02-28-2011[2]	12.76	0.13	0.09	0.22	(0.71)	—	—	(0.71)	12.27	1.88[5,9]	832	0.80[3]	0.80[3]	2.08[3]	96[4]
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45[5]	730	0.81	0.81	2.35	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	586	0.82	0.82	4.00	448[4]
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81	509	0.83	0.83	4.37	975[4]
08-31-2007	14.79	0.54	(0.03)[6]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51	754	0.81[7]	0.81[7]	3.68	272[4]
08-31-2006[8]	14.52	0.45	(0.09)[6]	0.36	(0.09)	—	—	(0.09)	14.79	2.48[9]	554	0.79[3]	0.79[3]	3.56[3]	248

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. The Portfolio turnover rates including the effect of 3TBA3 (to be announced) for the periods ended were as follows: 124% for the period ended 2-28-11, 735% for the year ended 8-31-09, 1,190% for the year ended 8-31-08 and 914% for the year ended 8-31-07. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81%, respectively. 8. The inception date for Class 1 and Class NAV shares is
10-15-05. 9. Not annualized.

Global Infrastructure Fund
CLASS A

02-28-2011[2]	10.54	0.09	2.40	2.49	(0.19)	(0.58)	—	(0.77)	12.26	24.17[3,4,5]	1	3.83[6]	1.44[6]	1.50[6]	47
08-31-2010	10.26	0.26	0.14	0.40	(0.12)	—	—	(0.12)	10.54	3.87[3,4]	1	4.47	1.45	2.41	162
08-31-2009[8]	10.00	0.19	0.18	0.37	(0.11)	—	—	(0.11)	10.26	3.85[3,4,5]	1	5.69[6]	1.45[6]	3.17[6]	39

CLASS I

02-28-2011[2]	10.58	0.11	2.42	2.53	(0.22)	(0.58)	—	(0.80)	12.31	24.51[4,5]	1	3.39[6]	1.01[6,7]	1.95[6]	47
08-31-2010	10.28	0.31	0.13	0.44	(0.14)	—	—	(0.14)	10.58	4.28[4]	1	4.13	1.00	2.87	162
08-31-2009[8]	10.00	0.22	0.18	0.40	(0.12)	—	—	(0.12)	10.28	4.16[4,5]	1	5.39[6]	1.00[6]	3.62[6]	39

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Does not reflect the effect of sales charges, if any. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Includes the impact of expense recapture for the period ended 2-28-11: less than 0.01% of average net assets for Class I shares. See Note 5. 8. The inception date for Class A and Class I shares is 1-2-09.

Global Real Estate Fund
CLASS NAV

02-28-2011[2]	6.75	0.07	1.23	1.30	(0.27)	—	—	(0.27)	7.78	19.52[3]	530	1.02[4]	1.02[4]	1.97[4]	56
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	450	1.06	1.06	2.06	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	271	1.09	1.09	3.30	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)	608	1.07	1.07	1.95	68
08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70	465	1.08	1.08	1.54	97
08-31-2006[5]	10.00	0.06	0.24	0.30	—	—	—	—	10.30	3.00[3]	355	1.09[4]	1.09[4]	1.65[4]	87

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Annualized. 5. The inception date for Class NAV shares is 4-28-06.

The accompanying notes are an integral part of the financial statements.	353

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Global Timber Fund
CLASS A

02-28-2011[2]	12.30	0.05	2.84	2.89	(0.20)	(1.30)	—	(1.50)	13.69	24.53[3,4,5]	2	3.52[6]	1.44[6]	0.69[6]	40
08-31-2010	11.35	0.29[7]	0.68	0.97	(0.02)	—	—	(0.02)	12.30	8.54[3,5]	1	4.10	1.45	2.32[7]	113
08-31-2009[8]	10.00	0.03	1.36	1.39	(0.04)	—	—	(0.04)	11.35	13.98[3,4,5]	1	5.30[6]	1.45[6]	0.48[6]	67

CLASS I

02-28-2011[2]	12.37	0.08	2.85	2.93	(0.26)	(1.30)	—	(1.56)	13.74	24.77[3,4]	2	3.10[6]	1.01[6]	1.14[6]	40
08-31-2010	11.37	0.35[7]	0.68	1.03	(0.03)	—	—	(0.03)	12.37	9.08[3]	1	3.77	1.00	2.77[7]	113
08-31-2009[8]	10.00	0.06	1.36	1.42	(0.05)	—	—	(0.05)	11.37	14.31[4,3]	1	5.00[6]	1.00[6]	0.93[6]	67

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Does not reflect the effect of sales charges, if any. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.30 and $0.36 per share and 2.40% and 2.87% for Class A and Class I, respectively. 8. The inception date for Class A and Class I shares is 1-2-09.

Heritage Fund
CLASS NAV

02-28-2011[2]	7.31	(0.01)	2.62	2.61	—	(0.29)	—	(0.29)	9.63	35.88[3,4]	248	0.90[5]	0.90[5]	(0.18)[5]	48
08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46[3]	215	0.92	0.92	(0.37)	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)	223	0.98	0.98	(0.31)	189
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)	114	0.98	0.98	(0.52)	154
08-31-2007	10.70	(0.06)[6]	3.73	3.67	—	—	—	—	14.37	34.30	170	0.97	0.97	(0.48)[6]	152
08-31-2006[7]	10.00	(0.01)	0.71	0.70	—	—	—	—	10.70	7.00[4]	123	1.04[5]	1.04[5]	(0.15)[5]	205

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts: $0.02 and 0.14%, respectively. 7. The inception date for Class NAV shares is 10-29-05.

High Income Fund
CLASS NAV

02-28-2011[2]	7.82	0.31	0.91	1.22	(0.32)	—	—	(0.32)	8.72	15.85[3,4]	464	0.72[5]	0.72[5]	7.39[5]	31
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61[4]	509	0.71	0.71	10.11	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)	414	0.73	0.73	12.15	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)	447	0.72	0.72	8.80	53
08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81	383	0.73	0.73	6.38	67
08-31-2006[6]	10.00	0.23	(0.25)	(0.02)	(0.11)	—	—	(0.11)	9.87	(0.14)[3]	289	0.77[5]	0.77[5]	6.73[5]	76

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class NAV shares is 4-28-06.

High Yield Fund
CLASS 1

02-28-2011[2]	8.80	0.36	0.65	1.01	(0.39)	—	—	(0.39)	9.42	11.74[3,4]	103	0.76[5]	0.76[5]	7.97[5]	42
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92[3]	82	0.75	0.75	9.09	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	60	0.76	0.76	11.73	73
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)	43	0.75	0.75	8.98	59
08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02	48	0.75	0.75	7.48	77[6]
08-31-2006[8]	10.10	0.65	(0.03)	0.62	(0.60)	—	—	(0.60)	10.12	6.41[4]	44	0.76[5]	0.76[5]	7.22[5]	83

CLASS NAV

02-28-2011[2]	8.74	0.36	0.65	1.01	(0.39)	—	—	(0.39)	9.36	11.85[3,4]	751	0.71[5]	0.71[5]	8.01[5]	42
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99[3]	910	0.70	0.70	9.15	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	906	0.71	0.71	12.18	73
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)	1,511	0.70	0.70	9.04	59
08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00	1,547	0.70	0.70	7.55	77[6]
08-31-2006[7]	10.06	0.66	(0.03)	0.63	(0.61)	—	—	(0.61)	10.08	6.49[4]	1,144	0.71[5]	0.71[5]	7.36[5]	83

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the period ended was as follows: 80% for the year ended 8-31-07. 7. The inception date for Class 1 and Class NAV shares is 10-15-05.

The accompanying notes are an integral part of the financial statements.	354

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Index 500 Fund
CLASS NAV

02-28-2011[2]	7.82	0.07	2.07	2.14	(0.14)	—	—	(0.14)	9.82	27.47[3,4]	2,270	0.48[5]	0.48[5]	1.55[5]	2
08-31-2010	7.63	0.13	0.22	0.35	(0.16)	—	—	(0.16)	7.82	4.46[3]	1,818	0.48	0.48	1.55	17
08-31-2009	9.47	0.15	(1.93)	(1.78)	(0.06)	—	—	(0.06)	7.63	(18.66)	1,857	0.49	0.49	2.26	33
08-31-2008	10.80	0.17	(1.42)	(1.25)	(0.05)	(0.03)	—	(0.08)	9.47	(11.69)	961	0.49	0.49	1.71	2
08-31-2007[6]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41[3,4]	83	0.58[5]	0.51[5]	1.93[5]	3

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

International Equity Index Fund
CLASS NAV

02-28-2011[2]	15.34	0.11	3.34	3.45	(0.40)	—	—	(0.40)	18.39	22.63[3,4]	485	0.56[5]	0.56[5]	1.28[5]	3
08-31-2010	15.51	0.33	0.06	0.39	(0.56)	—	—	(0.56)	15.34	2.31[4]	377	0.56	0.56	2.10	21
08-31-2009	18.53	0.37	(3.08)	(2.71)	(0.28)	(0.03)	—	(0.31)	15.51	(14.15)	322	0.58	0.58	2.91	27
08-31-2008	22.51	0.57	(3.39)	(2.82)	(0.58)	(0.58)	—	(1.16)	18.53	(13.58)	494	0.56	0.56	2.68	10
08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97	421	0.56	0.56	2.23	15
08-31-2006[6]	15.59	0.41	3.17	3.58	(0.20)	—	—	(0.20)	18.97	23.16[3]	308	0.58[5]	0.58[5]	2.78[5]	11

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class NAV shares is 10-29-05.

International Growth Stock Fund
CLASS NAV

02-28-2011[2,3]	10.00	0.06	1.18	1.24	(0.01)	—[4]	—	(0.01)	11.23	12.41[5,6]	183	1.01[7]	1.01[7]	1.21[7]	13

1. Based on the average daily shares outstanding. 2. Unaudited. 3. The inception date for Class NAV shares is 9-16-10. 4. Less than ($0.005) per share. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the period shown. 7. Annualized.

International Opportunities Fund
CLASS 1

02-28-2011[2]	11.93	(0.01)	2.71	2.70	(0.32)	—	—	(0.32)	14.31	22.73[3,4]	93	1.02[5]	1.02[5]	(0.14)[5]	49
08-31-2010	11.95	0.11	(0.01)	0.10	(0.12)	—	—	(0.12)	11.93	0.76[3]	82	1.01	1.01	0.87	142
08-31-2009	15.16	0.12	(3.20)	(3.08)	(0.13)	—	—	(0.13)	11.95	(20.11)	29	1.03	1.03	1.20	121
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)	32	1.04	1.04	1.36	111
08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48	23	1.04	1.04	1.40	127
08-31-2006[6]	13.71	0.11	3.01	3.12	(0.70)	—	—	(0.70)	16.13	23.36[4,7]	9	1.07[5]	1.07[5]	0.78[5]	99

CLASS NAV

02-28-2011[2]	11.96	—[8]	2.71	2.71	(0.33)	—	—	(0.33)	14.34	22.72[3,4]	679	0.97[5]	0.97[5]	(0.06)[5]	49
08-31-2010	11.97	0.11	—[9]	0.11	(0.12)	—	—	(0.12)	11.96	0.89[3]	721	0.96	0.96	0.90	142
08-31-2009	15.19	0.13	(3.21)	(3.08)	(0.14)	—	—	(0.14)	11.97	(20.06)	708	0.98	0.98	1.26	121
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)	844	0.99	0.99	1.38	111
08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51	764	0.99	0.99	1.34	127
08-31-2006[6]	13.72	0.10	3.04	3.14	(0.70)	—	—	(0.70)	16.16	23.51[4,7]	552	1.02[5]	1.02[5]	0.73[5]	99

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and
$3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.
8. Less than ($0.005) per share. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	355

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

International Small Cap Fund
CLASS 1

02-28-2011[2]	13.72	0.03	2.93	2.96	(0.14)	—	—	(0.14)	16.54	21.58[3,4]	149	1.19[5]	1.19[5]	0.34[5]	10
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73[3]	125	1.22	1.22	1.00	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	116	1.23	1.23	2.16	49
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)	47	1.18	1.18	1.61	29
08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99	81	1.16	1.16	1.24	26
08-31-2006[6]	18.48	0.27	2.24	2.51	(0.04)	—	—	(0.04)	20.95	13.58[4]	37	1.18[5]	1.18[5]	1.55[5]	89

CLASS NAV

02-28-2011[2]	13.71	0.03	2.94	2.97	(0.14)	—	—	(0.14)	16.54	21.72[3,4]	206	1.14[5]	1.14[5]	0.40[5]	10
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78[3]	154	1.17	1.17	1.11	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	120	1.18	1.18	2.43	49
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)	295	1.13	1.13	1.79	29
08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01	376	1.11	1.11	1.16	26
08-31-2006[6]	18.45	0.25	2.29	2.54	(0.04)	—	—	(0.04)	20.95	13.80[4]	359	1.13[5]	1.13[5]	1.43[5]	89

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05.

International Small Company Fund
CLASS NAV

02-28-2011[2]	7.08	0.02	2.04	2.06	(0.15)	—	—	(0.15)	8.99	29.18[3,4]	214	1.08[5]	1.08[5]	0.59[5]	5
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87[3]	151	1.12	1.12	1.11	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	125	1.09	1.09	2.03	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	404	1.10	1.10	1.66	11
08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30	250	1.11	1.11	1.06	32
08-31-2006[6]	10.00	0.04	(0.71)	(0.67)	—	—	—	—	9.33	(6.70)[4]	221	1.14[5]	1.14[5]	1.37[5]	57

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 4-28-06.

International Value Fund
CLASS 1

02-28-2011[2]	12.62	0.05	3.14	3.19	(0.24)	—	—	(0.24)	15.57	25.44[3,4]	307	0.96[5]	0.96[5]	0.69[5]	10
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)[3]	259	0.98	0.96	2.04	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[3]	294	0.98	0.96	2.69	26
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[3]	372	0.99	0.98	3.07	21
08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45[3]	162	1.00	0.98	2.32	24
08-31-2006[6]	15.20	0.46	2.30	2.76	(0.05)	—	—	(0.05)	17.91	18.22[3,4]	134	1.01[5]	0.99[5]	3.17[5]	59

CLASS NAV

02-28-2011[2]	12.59	0.05	3.14	3.19	(0.25)	—	—	(0.25)	15.53	25.46[3,4]	1,036	0.91[5]	0.91[5]	0.73[5]	10
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)[3]	900	0.93	0.91	2.19	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[3]	854	0.93	0.91	2.78	26
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[3]	1,053	0.94	0.92	2.94	21
08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50[3]	1,081	0.95	0.93	2.42	24
08-31-2006[6]	15.16	0.47	2.30	2.77	(0.05)	—	—	(0.05)	17.88	18.35[3,4]	836	0.96[5]	0.94[5]	3.21[5]	59

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05.

The accompanying notes are an integral part of the financial statements.	356

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Investment Quality Bond Fund
CLASS 1

02-28-2011[2]	12.59	0.19	(0.37)	(0.18)	(0.19)	—	—	(0.19)	12.22	(1.43)[3,4]	67	0.68[5]	0.68[5]	3.11[5]	22[6]
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38[3]	79	0.71	0.71	3.98	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	64	0.75	0.75	4.45	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52	54	0.76	0.76	4.61	81
08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.70	4.49	43	0.78	0.78	4.77	37
08-31-2006[8]	11.84	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.76	2.64[4]	35	0.84[5]	0.84[5]	4.42[5]	35

CLASS NAV

02-28-2011[2]	12.58	0.19	(0.38)	(0.19)	(0.19)	—	—	(0.19)	12.20	(1.49)[3,4]	368	0.63[5]	0.63[5]	3.19[5]	22[6]
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44[3]	261	0.66	0.66	4.00	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	122	0.70	0.70	4.47	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57	149	0.71	0.71	4.66	81
08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.69	4.56	123	0.73	0.73	4.83	37
08-31-2006[8]	11.83	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.75	2.68[4]	93	0.79[5]	0.79[5]	4.51[5]	35

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rate including the effect of “TBA” (to be announced) for the period ended 2-28-11 was 67%. 7. Less than ($0.005) per share. 8. The inception date for Class 1 and Class NAV shares is 10-15-05.

Large Cap Fund
CLASS 1

02-28-2011[2]	10.84	0.06	2.83	2.89	(0.10)	—	—	(0.10)	13.63	26.75[3,4]	47	0.84[5]	0.84[5]	0.91[5]	32
08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.63[3]	38	0.85	0.85	0.94	50
08-31-2009	13.69	0.12	(3.13)	(3.01)	(0.24)	—	—	(0.24)	10.44	(21.66)	21	0.86	0.86	1.33	99
08-31-2008	16.12	0.18	(2.06)	(1.88)	(0.14)	(0.41)	—	(0.55)	13.69	(12.04)	26	0.80	0.80	1.20	55
08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59	31	0.81	0.81	1.15	29
08-31-2006[6]	13.26	0.11	1.31	1.42	(0.01)	—	—	(0.01)	14.67	10.73[4]	2	0.93[5]	0.93[5]	0.86[5]	24

CLASS NAV

02-28-2011[2]	10.84	0.06	2.83	2.89	(0.11)	—	—	(0.11)	13.62	26.71[3,4]	285	0.79[5]	0.79[5]	0.95[5]	32
08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.67[3]	227	0.80	0.80	0.96	50
08-31-2009	13.70	0.13	(3.14)	(3.01)	(0.25)	—	—	(0.25)	10.44	(21.65)	206	0.81	0.81	1.36	99
08-31-2008	16.13	0.18	(2.05)	(1.87)	(0.15)	(0.41)	—	(0.56)	13.70	(11.99)	363	0.75	0.75	1.26	55
08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67	348	0.76	0.76	1.11	29
08-31-2006[6]	13.26	0.12	1.31	1.43	(0.02)	—	—	(0.02)	14.67	10.79[4]	192	0.88[5]	0.88[5]	0.95[5]	24

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05.

Large Cap Value Fund
CLASS 1

02-28-2011[2]	15.36	0.13	4.25	4.38	(0.21)	—	—	(0.21)	19.53	28.62[3,4]	88	0.90[5]	0.89[5]	1.49[5]	94
08-31-2010	16.00	0.16	(0.56)	(0.40)	(0.24)	—	—	(0.24)	15.36	(2.67)[3]	73	0.89	0.89	0.97	165
08-31-2009	21.99	0.28	(6.00)	(5.72)	(0.27)	—	—	(0.27)	16.00	(25.96)	84	0.91	0.91	1.82	168
08-31-2008	25.90	0.26	(3.30)	(3.04)	(0.22)	(0.65)	—	(0.87)	21.99	(12.16)	109	0.88	0.88	1.08	62
08-31-2007	22.97	0.24	2.83	3.07	(0.14)	—	—	(0.14)	25.90	13.39	130	0.91	0.91	0.96	63
08-31-2006[6]	20.31	0.23	2.48	2.71	(0.05)	—	—	(0.05)	22.97	13.33[4]	105	0.98[5]	0.98[5]	1.24[5]	54

CLASS NAV

02-28-2011[2]	15.39	0.12	4.27	4.39	(0.22)	—	—	(0.22)	19.56	28.63[3,4]	106	0.85[5]	0.84[5]	1.34[5]	94
08-31-2010	16.03	0.17	(0.57)	(0.40)	(0.24)	—	—	(0.24)	15.39	(2.62)[3]	394	0.84	0.84	1.03	165
08-31-2009	22.03	0.28	(5.99)	(5.71)	(0.29)	—	—	(0.29)	16.03	(25.90)	433	0.86	0.86	1.80	168
08-31-2008	25.95	0.28	(3.31)	(3.03)	(0.24)	(0.65)	—	(0.89)	22.03	(12.13)	621	0.83	0.83	1.18	62
08-31-2007	23.01	0.26	2.82	3.08	(0.14)	—	—	(0.14)	25.95	13.42	412	0.86	0.86	1.00	63
08-31-2006[6]	20.33	0.17	2.56	2.73	(0.05)	—	—	(0.05)	23.01	13.43[4]	234	0.89[5]	0.89[5]	0.89[5]	54

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05.

The accompanying notes are an integral part of the financial statements.	357

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Mid Cap Growth Index Fund
CLASS 1

02-28-2011[2]	8.82	—[3]	3.32	3.32	(0.02)	—	—	(0.02)	12.12	37.66[4,5]	2	0.67[6]	0.65[6]	0.06[6]	22
08-31-2010[7]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5]	—[8]	0.84[6]	0.65[6]	0.04[6]	42

CLASS NAV

02-28-2011[2]	8.82	0.02	3.30	3.32	(0.02)	—	—	(0.02)	12.12	37.70[4,5]	62	0.62[6]	0.60[6]	0.33[6]	22
08-31-2010[7]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5]	48	0.79[6]	0.60[6]	0.06[6]	42

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class 1 and Class NAV shares is 4-30-10. 8. Less than $500,000.

Mid Cap Index Fund
CLASS NAV

02-28-2011[2]	16.01	0.12	5.37	5.49	(0.22)	(0.39)	—	(0.61)	20.89	34.54[3,4]	342	0.50[5]	0.50[5]	1.23[5]	7
08-31-2010	14.53	0.16	1.48	1.64	(0.16)	—	—	(0.16)	16.01	11.33[3]	288	0.49	0.49	0.99	17
08-31-2009	18.37	0.17	(3.69)	(3.52)	(0.13)	(0.19)	—	(0.32)	14.53	(18.69)	506	0.50	0.50	1.36	28
08-31-2008	21.18	0.18	(1.05)	(0.87)	(0.26)	(1.68)	—	(1.94)	18.37	(4.61)	332	0.49	0.49	0.93	48
08-31-2007	18.37	0.27[6]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93	428	0.51	0.51	1.32[6]	64
08-31-2006[7]	16.85	0.17	1.38	1.55	(0.03)	—	—	(0.03)	18.37	9.20[3,4]	172	0.56[5]	0.56[5]	1.14[5]	10

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts: $0.06 and 0.28%, respectively. 7. The inception date for Class NAV shares is 10-29-05.

Mid Cap Stock Fund
CLASS 1

02-28-2011[2]	13.61	(0.03)	5.12	5.09	—	—	—	—	18.70	37.40[3,4]	390	0.93[5]	0.93[5]	(0.33)[5]	63
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32[4]	279	0.93	0.93	(0.23)	123
08-31-2009	16.90	—[6]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)[4]	266	0.94	0.94	0.01	159
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)[4]	379	0.93	0.93	(0.16)	125
08-31-2007	15.81	0.03[7]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91[4]	136	0.93	0.93	0.18[7]	114
08-31-2006[8]	13.86	(0.04)	2.01	1.97	—	(0.02)	—	(0.02)	15.81	14.20[3,4,9]	107	0.96[5]	0.96[5]	(0.30)[5]	104

CLASS NAV

02-28-2011[2]	13.64	(0.02)	5.13	5.11	—	—	—	—	18.75	37.46[3,4]	678	0.88[5]	0.88[5]	(0.28)[5]	63
08-31-2010	12.47	(0.03)	1.20	1.17	—[10]	—	—	—[10]	13.64	9.40[4]	508	0.88	0.88	(0.18)	123
08-31-2009	16.93	—[6]	(4.46)	(4.46)	—[10]	—	—	—[10]	12.47	(26.30)[4]	447	0.89	0.89	0.04	159
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[10]	(1.33)	—	(1.33)	16.93	(4.90)[4]	348	0.88	0.88	(0.08)	125
08-31-2007	15.83	0.03[7]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95[4]	366	0.88	0.88	0.19[7]	114
08-31-2006[8]	13.87	(0.04)	2.02	1.98	—	(0.02)	—	(0.02)	15.83	14.27[3,4,9]	194	0.91[5]	0.91[5]	(0.26)[5]	104

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Less than $0.005 per share. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following: $0.07 and $0.06 per share and 0.42% and 0.35% for Class 1 and Class NAV, respectively. 8. The inception date for Class 1 and
Class NAV shares is 10-15-05. 9. The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV. 10. Less than ($0.005) per share.

Mid Cap Value Equity Fund
CLASS NAV

02-28-2011[2]	7.88	0.04	2.50	2.54	(0.06)	—	—	(0.06)	10.36	32.23[3,4]	195	0.92[5]	0.92[5]	0.76[5]	35
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85[3]	149	0.92	0.92	0.87	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)	162	0.95	0.95	1.61	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)	91	0.97	0.97	0.69	53
08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99	129	0.94	0.94	1.22	26
08-31-2006[6]	10.00	0.03	(0.38)	(0.35)	—	—	—	—	9.65	(3.50)[4]	98	1.02[5]	1.02[5]	0.79[5]	24

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 4-28-06.

The accompanying notes are an integral part of the financial statements.	358

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Mid Cap Value Index Fund
CLASS 1

02-28-2011[2]	8.63	0.10	2.39	2.49	(0.11)	—	—	(0.11)	11.01	28.93[3,4]	3	0.67[5]	0.65[5,6]	1.99[5]	17
08-31-2010[7]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[3,4]	—[8]	0.83[5]	0.65[5]	1.51[5]	39

CLASS NAV

02-28-2011[2]	8.63	0.09	2.40	2.49	(0.11)	—	—	(0.11)	11.01	28.97[3,4]	62	0.62[5]	0.60[5,6]	1.89[5]	17
08-31-2010[7]	10.00	0.04	(1.41)	(1.37)	—	—	—	—	8.63	(13.70)[3,4]	48	0.78[5]	0.60[5]	1.44[5]	39

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture for the period ended 2-28-11: less than 0.01% of average net assets for Class 1 and Class NAV shares. See Note 5.
7. The inception date for Class 1 and Class NAV shares is 4-30-10. 8. Less than $500,000.

Mid Value Fund
CLASS NAV

02-28-2011[2]	13.11	0.06	3.46	3.52	(0.25)	(0.97)	—	(1.22)	15.41	27.37[3,4]	513	1.05[5]	0.99[5]	0.81[5]	21
08-31-2010	12.61	0.26[6]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28[4]	391	1.05	1.00	1.93[6]	50
08-31-2009[7]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[3,4]	301	1.10[5]	1.05[5]	0.64[5]	30

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively. 7. The inception date for Class NAV shares is 1-2-09.

Mutual Shares Fund
CLASS NAV

02-28-2011[2,3]	10.00	0.05	1.31	1.36	—	(0.01)	—	(0.01)	11.35	13.60[4,5]	363	1.05[6]	1.05[6]	0.93[6]	14

1. Based on the average daily shares outstanding. 2. Unaudited. 3. The inception date for Class NAV shares is 9-16-10. 4. Total returns would have been lower had certain expenses not been reduced during the period shown. 5. Not annualized. 6. Annualized.

Optimized Value Fund
CLASS 1

02-28-2011[2]	9.85	0.11	2.69	2.80	(0.08)	—	—	(0.08)	12.57	28.50[3]	51	0.77[4]	0.77[4]	1.95[4]	138
08-31-2010	9.76	0.14	0.15	0.29	(0.20)	—	—	(0.20)	9.85	2.87[5]	41	0.78	0.78	1.37	148
08-31-2009	12.98	0.18	(3.12)	(2.94)	(0.28)	—	—	(0.28)	9.76	(22.32)	48	0.79	0.79	2.05	144
08-31-2008	17.55	0.24	(3.32)	(3.08)	(0.27)	(1.22)	—	(1.49)	12.98	(18.77)	69	0.73	0.73	1.63	159
08-31-2007	16.56	0.31	1.68	1.99	(0.20)	(0.80)	—	(1.00)	17.55	12.12	106	0.74	0.74	1.75	169
08-31-2006	14.09	0.22	2.31	2.53	(0.06)	—[6]	—	(0.06)	16.56	17.98[3]	96	0.79[4]	0.79[4]	1.62[4]	127

CLASS NAV

02-28-2011[2]	9.86	0.11	2.69	2.80	(0.09)	—	—	(0.09)	12.57	28.44[3]	343	0.72[4]	0.72[4]	1.99[4]	138
08-31-2010	9.77	0.15	0.15	0.30	(0.21)	—	—	(0.21)	9.86	2.93[5]	269	0.73	0.73	1.42	148
08-31-2009	12.98	0.19	(3.11)	(2.92)	(0.29)	—	—	(0.29)	9.77	(22.19)	248	0.73	0.73	2.18	144
08-31-2008	17.57	0.25	(3.34)	(3.09)	(0.28)	(1.22)	—	(1.50)	12.98	(18.82)	694	0.69	0.69	1.69	159
08-31-2007	16.56	0.32	1.69	2.01	(0.20)	(0.80)	—	(1.00)	17.57	12.26	680	0.69	0.69	1.81	169
08-31-2006	14.09	0.24	2.29	2.53	(0.06)	—[6]	—	(0.06)	16.56	17.98[3]	362	0.74[4]	0.74[4]	1.73[4]	127

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Less than ($0.005) per share.

Real Estate Equity Fund
CLASS NAV

02-28-2011[2]	6.96	0.10	1.41	1.51	(0.09)	—	—	(0.09)	8.38	21.81[3,4]	371	0.91[5]	0.87[5]	2.50[5]	12
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54[3]	305	0.92	0.88	1.55	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[3]	209	0.93	0.90	3.81	75
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[3]	264	0.91	0.87	2.20	27
08-31-2007	10.99	0.28	(0.12)[6]	0.16	(0.17)	(0.16)	—	(0.33)	10.82	1.28[3]	254	0.90	0.87	2.41	55
08-31-2006[7]	10.00	0.08	0.91	0.99	—	—	—	—	10.99	9.90[3,4]	275	0.92[5]	0.90[5]	2.29[5]	50

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. The inception date for Class NAV shares is 4-28-06.

The accompanying notes are an integral part of the financial statements.	359

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Real Estate Securities Fund
CLASS 1

02-28-2011[2]	11.53	0.18	2.48	2.66	(0.22)	—	—	(0.22)	13.97	23.29[3,4]	459	0.79[5]	0.79[5]	2.81[5]	48
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94[4]	352	0.80	0.80	2.13	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	75	0.84	0.84	3.30	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)	113	0.82	0.82	2.18	74
08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30	145	0.80	0.80	2.25	87
08-31-2006[6]	23.03	0.64	6.46	7.10	(0.16)	(0.03)	—	(0.19)	29.94	30.96[3]	171	0.82[5]	0.82[5]	2.76[5]	199

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class 1 shares is 10-15-05.

Real Return Bond Fund
CLASS 1

02-28-2011[2]	13.08	0.12	0.09	0.21	(0.29)	(0.50)	—	(0.79)	12.50	1.72[3,4]	95	0.79[5]	0.79[5]	1.94[5]	180
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90[3]	94	0.77	0.77	2.09	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	60	0.79	0.79	3.59	628[6]
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64	46	0.80	0.80	4.26	992[6]
08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97[3]	19	0.79	0.79	4.16	197[6]
08-31-2006[7]	13.52	0.53	(0.24)	0.29	(0.40)	—[8]	—	(0.40)	13.41	2.27[4]	17	0.80[5]	0.80[5]	4.52[5]	216

CLASS NAV

02-28-2011[2]	12.96	0.12	0.09	0.21	(0.30)	(0.50)	—	(0.80)	12.37	1.68[3,4]	761	0.74[5]	0.74[5]	1.98[5]	180
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99[3]	991	0.72	0.72	2.15	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	1,058	0.74	0.74	3.72	628[6]
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63	819	0.75	0.75	4.30	992[6]
08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95[3]	951	0.74	0.74	4.53	197[6]
08-31-2006[7]	13.43	0.55	(0.26)	0.29	(0.40)	—[8]	—	(0.40)	13.32	2.32[4]	684	0.75[5]	0.75[5]	4.75[5]	216

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 772% for the year ended
8-31-09, 1,192% for the year ended 8-31-08 and 230% for the year ended 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 7. The inception date for Class 1 and
Class NAV shares is 10-15-05. 8. Less than ($0.005) per share.

Retirement 2010 Portfolio
CLASS 1

02-28-2011[2]	10.37	0.10[3]	—[4]	0.10	(0.10)	(0.05)	—	(0.15)	10.32	0.99[5,6]	10	1.49[7,8]	0.16[7,8]	1.95[3,7]	89
08-31-2010[9]	10.00	0.09[3]	0.28	0.37	—	—	—	—	10.37	3.70[5,6]	—[10]	308.90[7,8]	0.16[7,8]	2.55[3,7]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown.
6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000.

Retirement 2015 Portfolio
CLASS 1

02-28-2011[2]	10.03	0.12[3]	0.44	0.56	(0.09)	(0.04)	—	(0.13)	10.46	5.63[4,5]	13	1.17[6,7]	0.16[6,7]	2.37[3,6]	24
08-31-2010[8]	10.00	0.07[3]	(0.04)	0.03	—	—	—	—	10.03	0.30[4,5]	—[9]	315.94[6,7]	0.16[6,7]	1.96[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% - 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Retirement 2020 Portfolio
CLASS 1

02-28-2011[2]	9.70	0.12[3]	0.94	1.06	(0.11)	(0.03)	—	(0.14)	10.62	10.96[4,5]	19	0.91[6,7]	0.16[6,7]	2.23[3,6]	20
08-31-2010[8]	10.00	0.05[3]	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[4,5]	—[9]	323.16[6,7]	0.16[6,7]	1.41[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	360

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Retirement 2025 Portfolio
CLASS 1

02-28-2011[2]	9.40	0.15[3]	1.37	1.52	(0.14)	(0.02)	—	(0.16)	10.76	16.24[4,5]	23	0.71[6,7]	0.16[6,7]	2.93[3,6]	36
08-31-2010[8]	10.00	0.03[3]	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[4,5]	—[9]	329.87[6,7]	0.16[6,7]	0.89[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Retirement 2030 Portfolio
CLASS 1

02-28-2011[2]	9.25	0.16[3]	1.60	1.76	(0.15)	(0.01)	—	(0.16)	10.85	19.16[4,5]	17	1.03[6,7]	0.16[6,7]	3.07[3,6]	7
08-31-2010[8]	10.00	0.02[3]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[4,5]	—[9]	333.40[6,7]	0.16[6,7]	0.63[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Retirement 2035 Portfolio
CLASS 1

02-28-2011[2]	9.15	0.16[3]	1.75	1.91	(0.15)	(0.01)	—	(0.16)	10.90	20.91[4,5]	14	1.16[6,7]	0.16[6,7]	2.95[3,6]	20
08-31-2010[8]	10.00	0.01[3]	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[4,5]	—[9]	335.74[6,7]	0.16[6,7]	0.46[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Retirement 2040 Portfolio
CLASS 1

02-28-2011[2]	9.12	0.14[3]	1.82	1.96	(0.15)	(0.01)	—	(0.16)	10.92	21.62[4,5]	8	2.13[6,7]	0.16[6,7]	2.69[3,6]	9
08-31-2010[8]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5]	—[9]	336.54[6,7]	0.16[6,7]	0.39[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Retirement 2045 Portfolio
CLASS 1

02-28-2011[2]	9.12	0.12[3]	1.85	1.97	(0.15)	(0.01)	—	(0.16)	10.93	21.68[4,5]	8	2.28[6,7]	0.16[6,7]	2.32[3,6]	1
08-31-2010[8]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5]	—[9]	336.54[6,7]	0.16[6,7]	0.39[3,6]	—

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolios invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized.
6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 0.56% for the periods ended 2-28-11 and 8-31-10. 8. The inception date for Class 1 shares is 4-30-10.
9. Less than $500,000.

Short Term Government Income Fund
CLASS NAV

02-28-2011[2]	10.25	0.06	(0.08)	(0.02)	(0.14)	(0.07)	—	(0.21)	10.02	(0.22)[3,4]	130	0.64[5]	0.64[5,6]	1.24[5]	39
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78[3]	136	0.68	0.64	1.22	137
08-31-2009[7]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[3,4]	25	1.21[5]	0.65[5]	2.02[5]	177

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture for the period ended 2-28-11: less than 0.01% of average net assets for Class NAV shares. See Note 5. 7. The inception date for Class NAV shares is 1-2-09.

The accompanying notes are an integral part of the financial statements.	361

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Small Cap Growth Fund
CLASS NAV

02-28-2011[2]	8.91	(0.04)	3.52	3.48	—	(1.07)	—	(1.07)	11.32	40.09[3,4]	196	1.11[5]	1.11[5]	(0.71)[5]	74
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32[4]	149	1.13	1.13	(0.75)	143
08-31-2009[6]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[3]	122	1.18[5]	1.18[5]	(0.59)[5]	214

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class NAV shares is 9-10-08.

Small Cap Index Fund
CLASS NAV

02-28-2011[2]	10.37	0.06	3.78	3.84	(0.13)	—	—	(0.13)	14.08	37.11[3]	94	0.54[4]	0.54[4]	1.02[4]	4
08-31-2010	9.88	0.09	0.53	0.62	(0.13)	—	—	(0.13)	10.37	6.24[5]	70	0.53	0.53	0.82	34
08-31-2009	12.96	0.11	(2.95)	(2.84)	(0.09)	(0.15)	—	(0.24)	9.88	(21.60)	100	0.55	0.55	1.33	96
08-31-2008	17.03	0.19	(1.04)	(0.85)	(0.30)	(2.92)	—	(3.22)	12.96	(5.60)[5]	125	0.56	0.56	1.39	86
08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70[5]	89	0.54	0.54	1.19	40
08-31-2006[6]	14.05	0.12	1.80	1.92	(0.02)	—	—	(0.02)	15.95	13.69[3,5]	125	0.58[4]	0.56[4]	0.92[4]	40

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. The inception date for Class NAV shares is 10-29-05.

Small Cap Opportunities Fund
CLASS 1

02-28-2011[2]	16.16	0.03	6.75	6.78	—	—	—	—	22.94	41.96[3,4]	73	1.11[5]	1.02[5]	0.32[5]	15
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90[3]	48	1.12	1.04	(0.06)	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[3]	45	1.21	1.16	0.49	98
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[3]	25	1.11	1.11	1.62	81
08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85[3]	35	1.09	1.09	1.32	48
08-31-2006[6]	21.36	0.21	1.72	1.93	(0.05)	—[7]	—	(0.05)	23.24	9.04[3,4]	30	1.10[5]	1.10[5]	1.01[5]	59

CLASS NAV

02-28-2011[2]	16.09	0.04	6.71	6.75	—	—	—	—	22.84	41.95[3,4]	138	1.06[5]	0.97[5]	0.38[5]	15
08-31-2010	15.07	—[8]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98[3]	105	1.07	0.99	(0.01)	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[3]	54	1.16	1.11	0.68	98
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[3]	97	1.06	1.06	1.68	81
08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88[3]	194	1.04	1.04	1.37	48
08-31-2006[6]	21.26	0.22	1.71	1.93	(0.05)	—[7]	—	(0.05)	23.14	9.09[3,4]	217	1.05[5]	1.05[5]	1.05[5]	59

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. Less than ($0.005) per share. 8. Less than $0.005 per share.

Small Cap Value Fund
CLASS NAV

02-28-2011[2]	13.72	0.08	3.89	3.97	(0.10)	(0.66)	—	(0.76)	16.93	29.08[3,4]	167	1.11[5]	1.11[5]	1.04[5]	6
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72[3]	131	1.14	1.14	0.51	22
08-31-2009[6]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[3,4]	79	1.32[5]	1.32[5]	0.33[5]	9

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 12-16-08.

Small Company Growth Fund
CLASS NAV

02-28-2011[2]	10.46	(0.03)	3.99	3.96	—	—	—	—	14.42	37.86[3,4]	152	1.07[5]	1.07[5]	(0.42)[5]	27
08-31-2010	9.51	(0.03)[6]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09[4]	116	1.11	1.11	(0.31)[6]	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	122	1.13	1.13	(0.24)	58
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)	169	1.10	1.10	(0.54)	38
08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04	208	1.11	1.11	(0.68)	39
08-31-2006[7]	10.00	(0.08)	1.17	1.09	—	—	—	—	11.09	10.90[3]	74	1.16[5]	1.16[5]	(0.83)[5]	49

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively. 7. The inception date for Class NAV shares is 10-29-05.

The accompanying notes are an integral part of the financial statements.	362

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Small Company Value Fund
CLASS 1

02-28-2011[2]	20.19	0.08	6.89	6.97	(0.13)	—	—	(0.13)	27.03	34.55[3,5]	132	1.12[6]	1.07[6]	0.64[6]	6
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34[3]	98	1.12	1.07	0.42	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[3]	101	1.13	1.08	0.77	23
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15[3]	134	1.12	1.07	0.52	22
08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98[3]	144	1.11	1.06	0.20	18
08-31-2006[4]	21.09	0.10	2.52	2.62	(0.05)	—	—	(0.05)	23.66	12.41[3,5]	149	1.12[6]	1.10[6]	0.46[6]	12

CLASS NAV

02-28-2011[2]	20.17	0.08	6.89	6.97	(0.14)	—	—	(0.14)	27.00	34.57[3,5]	322	1.07[6]	1.02[6]	0.69[6]	6
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39[3]	251	1.07	1.02	0.47	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[3]	262	1.08	1.03	0.84	23
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20[3]	418	1.07	1.02	0.58	22
08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04[3]	319	1.06	1.01	0.25	18
08-31-2006[4]	21.06	0.11	2.51	2.62	(0.05)	—	—	(0.05)	23.63	12.44[3,5]	239	1.07[6]	1.05[6]	0.53[6]	12

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class 1 and Class NAV shares is 10-15-05. 5. Not annualized. 6. Annualized.

Smaller Company Growth Fund
CLASS NAV

02-28-2011[2]	10.84	(0.03)	4.00	3.97	—	(2.93)	—	(2.93)	11.88	37.67[3,4]	150	1.13[5]	1.01[5]	(0.46)[5]	43
08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43[3]	116	1.13	1.00	(0.43)	86
08-31-2009[6]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[3,4]	158	1.29[5]	1.17[5]	(0.47)[5]	70

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08.

Spectrum Income Fund
CLASS NAV

02-28-2011[2]	10.53	0.22	0.39	0.61	(0.31)	—	—	(0.31)	10.83	5.91[3,4]	1,026	0.79[5]	0.76[5]	4.10[5]	36[6]
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58[3]	837	0.79	0.76	4.55	79[6]
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85[3]	901	0.83	0.81	5.27	73[6]
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06[3]	1,065	0.86	0.83	4.62	67[6]
08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00[3]	979	0.88	0.86	4.46	73[6]
08-31-2006[7]	10.00	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.27	5.47[3,4]	764	0.94[5]	0.93[5]	4.15[5]	123

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 50% for the period ended 2-28-11, 113%
for the year ended 8-31-10, 111% for the year ended 8-31-09, 114% for the year ended 8-31-08 and 110% for the year ended 8-31-07. 7. The inception date for Class NAV shares is
10-29-05.

Total Bond Market Fund
CLASS NAV

02-28-2011[2]	10.72	0.18	(0.27)	(0.09)	(0.22)	(0.13)	—	(0.35)	10.28	(0.82)[3,4]	302	0.52[5]	0.52[5]	3.44[5]	21
08-31-2010	10.42	0.36	0.49	0.85	(0.39)	(0.16)	—	(0.55)	10.72	8.43[4]	524	0.52	0.52	3.47	47
08-31-2009	10.07	0.39	0.34	0.73	(0.37)	(0.01)	—	(0.38)	10.42	7.43	447	0.53	0.53	3.82	91
08-31-2008	10.02	0.46	0.08	0.54	(0.49)	—	—	(0.49)	10.07	5.54[4]	60	0.61	0.57	4.56	97
08-31-2007[6]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54[3,4]	54	0.62[5]	0.56[5]	4.66[5]	101

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

The accompanying notes are an integral part of the financial statements.	363

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Total Return Fund
CLASS 1

02-28-2011[2]	15.04	0.15	(0.15)	—	(0.42)	(0.70)	—	(1.12)	13.92	0.01[3,4]	340	0.77[5]	0.77[5]	2.15[5]	261[6]
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22[3]	349	0.77	0.77	1.99	379[6]
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	234	0.78	0.78	3.81	289[6]
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78[3]	160	0.79	0.79	4.32	121[6]
08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26	126	0.83[7,8]	0.83[7,8]	4.67	349[6]
08-31-2006[9]	13.70	0.46	(0.04)	0.42	(0.34)	—	—	(0.34)	13.78	3.14[4]	118	0.82[5]	0.82[5]	3.85[5]	398

CLASS NAV

02-28-2011[2]	15.00	0.16	(0.16)	—	(0.42)	(0.70)	—	(1.12)	13.88	0.04[3,4]	2,039	0.72[5]	0.72[5]	2.20[5]	261[6]
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22[3]	1,832	0.72	0.72	2.02	379[6]
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	1,547	0.73	0.73	3.91	289[6]
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93[3]	1,680	0.74	0.74	4.37	121[6]
08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26	1,400	0.78[7,8]	0.78[7,8]	4.77	349[6]
08-31-2006[9]	13.67	0.47	(0.05)	0.42	(0.34)	—	—	(0.34)	13.75	3.18[4]	1,041	0.77[5]	0.77[5]	3.95[5]	398

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 386% for the period ended 2-28-11,
615% for the year ended 8-31-10, 832% for the year ended 8-31-09, 440% for the year ended 8-31-08 and 443% for the year ended 8-31-07. 7. Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.81% and 0.76%, respectively. 8. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.82% and 0.77%, respectively. 9. The inception date for Class 1 and Class NAV shares is 10-15-05.

U.S. High Yield Bond Fund
CLASS 1

02-28-2011[2]	12.62	0.45	0.53	0.98	(0.53)	—	—	(0.53)	13.07	7.93[3,4]	63	0.82[5]	0.82[5]	7.16[5]	25
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57[3]	52	0.81	0.81	7.84	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	34	0.82	0.82	9.59	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.25	6	0.82	0.82	7.43	59
08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—[6]	—	(0.95)	12.87	5.94	4	0.84	0.84	7.25	86
08-31-2006[7]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.55[4]	2	0.87[5]	0.87[5]	7.12[5]	108

CLASS NAV

02-28-2011[2]	12.62	0.46	0.51	0.97	(0.53)	—	—	(0.53)	13.06	7.88[3,4]	575	0.77[5]	0.77[5]	7.18[5]	25
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63[3]	697	0.76	0.76	7.89	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	743	0.77	0.77	9.56	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.31	523	0.77	0.77	7.48	59
08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—[6]	—	(0.96)	12.87	6.02	392	0.79	0.79	7.31	86
08-31-2006[7]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.58[4]	288	0.82[5]	0.82[5]	7.06[5]	108

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share. 7. The inception date for Class 1 and Class NAV shares is 10-15-05.

U.S. Multi-Sector Fund
CLASS NAV

02-28-2011[2]	8.30	0.07	1.71	1.78	(0.12)	—	—	(0.12)	9.96	21.49[3,4]	1,085	0.79[5]	0.79[5]	1.43[5]	55
08-31-2010	8.25	0.12	0.05	0.17	(0.12)	—	—	(0.12)	8.30	1.92[3]	902	0.79	0.79	1.33	34
08-31-2009	9.65	0.13	(1.33)	(1.20)	(0.20)	—	—	(0.20)	8.25	(12.22)	870	0.81	0.81	1.72	67
08-31-2008	11.29	0.13	(1.28)	(1.15)	(0.14)	(0.35)	—	(0.49)	9.65	(10.64)	904	0.79	0.79	1.25	84
08-31-2007	10.41	0.13	0.90	1.03	(0.10)	(0.05)	—	(0.15)	11.29	9.93	1,524	0.80	0.80	1.19	72
08-31-2006[6]	10.00	0.09	0.33	0.42	(0.01)	—	—	(0.01)	10.41	4.25[4]	1,227	0.82[5]	0.82[5]	1.01[5]	116

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-29-05.

The accompanying notes are an integral part of the financial statements.	364

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized						Net asset		Net	before	including	Net
	value,	investment	gain (loss)	Total from	From net	From net	From	Total	value,		assets,	reductions	reductions	investment
	beginning	income	on invest-	investment	investment	realized	capital	distri-	end of	Total	end of	and amounts	and amounts	income	Portfolio
	of period	(loss)	ments	operations	income	gain	paid-in	butions	period	return	period	recaptured	recaptured	(loss)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(in millions)	(%)	(%)	(%)	(%)

Value Fund

CLASS NAV

02-28-2011[2]	8.59	0.04	2.56	2.60	(0.07)	(0.59)	—	(0.66)	10.53	30.84[3,4]	196	0.79[5]	0.79[5]	0.90[5]	23
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40[3]	145	0.80	0.80	1.02	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	122	0.87	0.87	1.24	59
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[3]	26	1.08	0.99	0.79	76
08-31-2007[6]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45[3,4]	14	1.40[5]	0.99[5]	0.88[5]	70

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

Value & Restructuring Fund

CLASS NAV

02-28-2011[2]	9.14	0.07	2.90	2.97	(0.16)	—	—	(0.16)	11.95	32.51[3,4]	637	0.85[5]	0.85[5]	1.34[5]	11
08-31-2010	8.69	0.15[6]	0.43	0.58	(0.13)	—	—	(0.13)	9.14	6.56[3]	503	0.85	0.85	1.50[6]	25
08-31-2009	11.98	0.14	(3.31)	(3.17)	(0.12)	—	—	(0.12)	8.69	(26.21)	514	0.87	0.87	1.82	29
08-31-2008	12.92	0.14	(0.85)	(0.71)	(0.19)	(0.04)	—	(0.23)	11.98	(5.68)	568	0.86	0.86	1.10	14
08-31-2007	11.08	0.18[7]	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12	395	0.86	0.86	1.40[7]	19
08-31-2006[8]	10.00	0.12	0.99	1.11	(0.03)	—	—	(0.03)	11.08	11.07[4]	296	0.92[5]	0.92[5]	1.33[5]	17

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.03 and 0.30%, respectively. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to $0.04 and 0.31%, respectively. 8. The inception date for Class NAV shares is 10-29-05.

The accompanying notes are an integral part of the financial statements.	365

John Hancock Funds II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Funds), sixty-seven of which are presented in this report. Each Fund, with the exception of Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Real Estate Fund, Global Timber Fund, Real Estate Equity Fund, Real Estate Securities Fund, Real Return Bond Fund and U.S. Multi-Sector Fund, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio and Retirement 2045 Portfolio (Retirement Portfolios) are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees, and printing and postage for each class may differ.

Effective December 31, 2010, Emerging Markets Fund changed its name from Emerging Markets Value Fund.

On March 25, 2011, the Board of Trustees of the Global Timber Fund voted to terminate and liquidate the Fund as of March 31, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Real Estate Equity Fund, Small Company Growth Fund and Value Fund are categorized as Level 1 under the hierarchy described above. Also, all investment of All Cap Value Fund, Index 500 Fund, Large Cap Fund, Mid Cap Growth Index Fund, Mid Cap Index Fund, Mid Cap Value Equity Fund, Mid Cap Value Index Fund, Optimized Value Fund, Real Estate Securities Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2. In addition, all investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Active Bond Fund
U.S. Government & Agency Obligations	$315,981,467	—	$315,981,467	—
Foreign Government Obligations	3,165,635	—	3,165,635	—
Corporate Bonds	523,290,174	—	522,964,504	$325,670
Capital Preferred Securities	26,179,249	—	26,179,249	—
Convertible Bonds	1,361,763	—	1,361,763	—
Term Loans	1,723,219	—	1,723,219	—
Municipal Bonds	2,372,536	—	2,372,536	—
Collateralized Mortgage Obligations	233,934,391	—	225,790,767	8,143,624
Asset Backed Securities	28,627,000	—	27,385,526	1,241,474
Common Stocks	16,748	—	344	16,404
Preferred Securities	3,522,193	$2,796,205	404,922	321,066
Securities Lending Collateral	6,574,232	6,574,232	—	—
Short-Term Investments	63,766,630	37,166,630	26,600,000	—

Total Investments in Securities	$1,210,515,237	$46,537,067	$1,153,929,932	$10,048,238
Other Financial Instruments:
Futures	($10,755)	($10,755)	—	—
Forward Foreign Currency Contracts	($72,698)	—	($72,698)	—
Credit Default Swaps	$344,398	—	$344,398	—

366

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$255,072,573	$244,190,539	$10,882,034	—
Consumer Staples	100,482,684	86,269,644	14,213,040	—
Energy	164,360,070	140,241,429	24,118,641	—
Financials	189,969,944	167,367,031	22,602,913
Health Care	148,154,945	144,682,209	3,472,736
Industrials	165,511,641	144,465,383	21,046,258	—
Information Technology	281,578,889	272,820,615	8,758,274	—
Materials	129,848,187	102,183,532	27,664,655	—
Telecommunication Services	7,449,098	7,449,098	—	—
Utilities	4,864,820	4,864,820	—	—
Preferred Securities
Financials	25,159	25,159	—	—
Investment Companies	4,246,374	4,246,374	—	—
Securities Lending Collateral	190,861,182	190,861,182	—	—
Short-Term Investments	43,500,000	—	43,500,000	—

Total Investments in Securities	$1,685,925,566	$1,509,667,015	$176,258,551	—

Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$496,773,597	$496,773,597	—	—
Consumer Staples	17,585,848	16,289,343	$1,296,505	—
Energy	219,025,221	219,025,221	—	—
Financials	267,900,770	266,888,276	1,012,494	—
Health Care	172,871,798	172,871,798	—	—
Industrials	355,580,513	355,580,513	—	—
Information Technology	725,560,450	696,673,975	28,886,475	—
Materials	96,600,927	96,600,927	—	—
Telecommunication Services	39,237,662	39,237,662	—	—
Securities Lending Collateral	147,839,143	147,839,143	—	—
Short-Term Investments	12,311,778	12,311,778	—	—

Total Investments in Securities	$2,551,287,707	$2,520,092,233	$31,195,474	—

Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$426,328,365	$385,712,964	$40,615,401	—
Consumer Staples	100,966,305	100,966,305	—	—
Energy	118,100,372	118,100,372	—	—
Financials	75,133,279	75,133,279	—	—
Health Care	237,769,264	237,769,264	—	—
Industrials	189,513,662	189,513,662	—	—
Information Technology	654,763,260	627,013,404	27,749,856	—
Materials	70,438,806	70,438,806	—	—
Telecommunication Services	22,162,339	22,162,339	—	—
Securities Lending Collateral	107,256,885	107,256,885	—	—
Short-Term Investments	6,655,728	6,655,728	—	—

Total Investments in Securities	$2,009,088,265	$1,940,723,008	$68,365,257	—

Capital Appreciation Value Fund
Common Stocks
Consumer Discretionary	$20,209,543	$20,209,543	—	—
Consumer Staples	34,684,042	34,684,042	—	—
Energy	15,495,815	12,769,251	$2,726,564	—
Financials	35,108,681	35,108,681	—	—
Health Care	24,334,435	24,334,435	—	—
Industrials	28,108,418	24,222,705	3,885,713	—
Information Technology	30,812,438	30,812,438	—	—
Materials	4,533,179	4,533,179	—	—
Telecommunication Services	5,335,440	5,335,440	—	—
Utilities	3,916,928	3,916,928	—	—
Preferred Securities
Consumer Discretionary	3,251,265	3,251,265	—	—
Financials	3,096,106	3,096,106	—	—

367

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Capital Appreciation Value Fund (continued)
Corporate Bonds
Consumer Discretionary	$5,883,209	—	$5,883,209	—
Consumer Staples	439,142	—	439,142	—
Energy	1,263,400	—	1,263,400	—
Financials	5,093,013	—	5,093,013	—
Health Care	711,350	—	711,350	—
Industrials	3,374,434	—	3,374,434	—
Information Technology	617,101	—	617,101	—
Telecommunication Services	1,992,954	—	1,992,954	—
Utilities	1,337,888	—	1,337,888	—
Convertible Bonds
Consumer Discretionary	2,008,490	—	2,008,490	—
Energy	3,312,195	—	3,312,195	—
Financials	1,158,550	—	1,158,550	—
Health Care	725,415	—	725,415	—
Industrials	829,438	—	829,438	—
Information Technology	2,491,490	—	2,491,490	—
Materials	2,093,235	—	2,093,235	—
Telecommunication Services	921,009	—	921,009	—
Term Loans
Consumer Discretionary	19,075,667	—	19,075,667	—
Consumer Staples	1,003,611	—	1,003,611	—
Financials	1,507,500	—	1,507,500	—
Health Care	3,107,941	—	3,107,941	—
Information Technology	1,646,496	—	1,646,496	—
Materials	748,594	—	748,594	—
Utilities	1,059,844		1,059,844	—
Securities Lending Collateral	767,943	$767,943	—	—
Short-Term Investments	51,302,206	51,302,206	—	—

Total Investments in Securities	$323,358,405	$254,344,162	$69,014,243	—

Core Bond Fund
U.S. Government & Agency Obligations	$322,077,774	—	$306,115,913	$15,961,861
Foreign Government Obligations	12,645,972	—	12,645,972	—
Corporate Bonds	127,250,306	—	127,250,306	—
Municipal Bonds	6,677,324	—	6,677,324	—
Capital Preferred Securities	1,135,602	—	1,135,602	—
Collateralized Mortgage Obligations	137,238,671	—	135,668,247	1,570,424
Asset Backed Securities	41,200,303	—	41,200,303	—
Short-Term Investments	12,088,615	$12,088,615	—	—

Total Investments in Securities	$660,314,567	$12,088,615	$630,693,667	$17,532,285
TBA Sale Commitments	($24,464,166)	—	($24,464,166)	—

Emerging Markets Fund
Common Stocks
Bermuda	$1,497,902	—	$1,497,902	—
Brazil	261,164,686	$261,164,686	—	—
Chile	40,794,563	40,794,563	—	—
China	193,959,640	30,628,013	163,276,856	$54,771
Czech Republic	5,623,622	—	5,623,622	—
Hong Kong	114,116,990	12,117,107	101,999,883	—
Hungary	8,486,803	—	8,486,803	—
India	185,120,796	39,971,553	145,131,381	17,862
Indonesia	61,174,314	—	60,973,102	201,212
Israel	203,980	—	—	203,980
Korea	116,663	—	116,663	—
Luxembourg	238,605	—	238,605	—
Malaysia	68,471,296	—	68,471,296	—
Mexico	115,509,924	115,509,924	—	—
Philippines	12,104,195	—	12,104,195	—
Poland	36,388,758	—	36,388,758	—
Russia	128,950,801	60,355,836	68,594,965	—
South Africa	176,533,446	43,829,971	132,703,475	—

368

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Emerging Markets Fund (continued)
South Korea	$291,836,467	$67,736,800	$224,099,667	—
Taiwan	277,748,896	14,151,896	263,590,832	$6,168
Thailand	42,530,421	—	42,530,421	—
Turkey	43,599,005	—	43,599,005	—
Preferred Securities
Brazil	54,300,144	54,300,144	—	—
Malaysia	158,595	—	158,595	—
Rights	167,247	5,931	161,316	—
Warrants	33,683	69	33,614	—
Securities Lending Collateral	149,118,509	149,118,509	—	—
Short-Term Investments	34,784,519	34,784,519	—	—

Total Investments in Securities	$2,304,734,470	$924,469,521	$1,379,780,956	$483,993

Emerging Markets Debt Fund
Foreign Government Obligations	$3,825,550	—	$3,825,550	—
U.S. Government & Agency Obligations	389,801	—	389,801	—
Corporate Bonds	10,952,346	—	10,748,301	$204,045
Convertible Bonds	53,000	—	53,000	—
Preferred Securities	109,469	$81,875	27,594	—
Short-Term Investments	300,000	—	300,000	—

Total Investments in Securities	$15,630,166	$81,875	$15,344,246	$204,045
Other Financial Instruments:
Futures	($951)	($951)	—	—
Forward Foreign Currency Contracts	$25,791	—	$25,791	—

Equity Income Fund
Common Stocks
Consumer Discretionary	$205,200,163	$200,314,730	$4,885,433	—
Consumer Staples	88,568,127	88,568,127	—	—
Energy	202,525,115	202,525,115	—	—
Financials	281,576,369	281,576,369	—	—
Health Care	69,105,006	69,105,006	—	—
Industrials	181,391,350	181,391,350	—	—
Information Technology	97,317,522	97,317,522	—	—
Materials	83,863,524	83,863,524	—	—
Telecommunication Services	52,755,672	46,893,996	5,861,676	—
Utilities	103,997,318	103,997,318	—	—
Preferred Securities
Consumer Discretionary	7,464,096	7,464,096	—	—
Securities Lending Collateral	155,556,967	155,556,967	—	—
Short-Term Investments	60,222,402	60,222,402	—	—

Total Investments in Securities	$1,589,543,631	$1,578,796,522	$10,747,109	—

Fundamental Value Fund
Common Stocks
Consumer Discretionary	$85,568,139	$82,754,419	$2,813,720	—
Consumer Staples	265,122,874	242,109,822	23,013,052	—
Energy	286,280,883	275,494,970	10,785,913	—
Financials	445,890,079	393,029,364	52,860,715	—
Health Care	204,896,366	191,688,295	13,208,071	—
Industrials	88,738,837	49,264,309	39,474,528	—
Information Technology	90,004,596	90,004,596	—	—
Materials	128,893,458	107,536,229	21,357,229	—
Telecommunication Services	5,441,291	5,441,291	—	—
Convertible Bonds
Materials	2,658,589	—	2,658,589	—
Securities Lending Collateral	51,665,488	51,665,488	—	—
Short-Term Investments	62,497,889	—	62,497,889	—

Total Investments in Securities	$1,717,658,489	$1,488,988,783	$228,669,706	—

369

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Global Agribusiness Fund
Common Stocks
Australia	$7,523	—	$7,523	—
Brazil	54,718	$54,718	—	—
Canada	752,994	752,994	—	—
Chile	37,093	37,093	—	—
Germany	23,157	—	23,157	—
Indonesia	80,820	—	80,820	—
Ireland	43,820	—	43,820	—
Japan	27,570	—	27,570	—
Malaysia	68,050	—	68,050	—
Netherlands	96,900	96,900	—	—
Norway	143,694	143,694	—	—
Singapore	327,514	—	327,514	—
Switzerland	249,084	249,084	—	—
United Kingdom	26,422	—	26,422	—
United States	1,253,965	1,253,965	—	—
Warrants	1,036	1,036	—	—

Total Investments in Securities	$3,194,360	$2,589,484	$604,876	—

Global Bond Fund
Foreign Government Obligations	$208,951,662	—	$208,951,662	—
Corporate Bonds	375,036,643	—	373,838,863	$1,197,780
U.S. Government & Agency Obligations	129,117,685	—	129,117,685	—
Municipal Bonds	27,206,617	—	27,206,617	—
Term Loans	3,375,389	—	3,375,389	—
Capital Preferred Securities	2,554,205	—	2,554,205	—
Collateralized Mortgage Obligations	138,163,523	—	134,447,407	3,716,116
Asset Backed Securities	30,807,064	—	16,535,653	14,271,411
Preferred Securities	129,332	$129,332	—	—
Certificate of Deposit	8,302,380	—	8,302,380	—
Short-Term Investments	65,063,404	—	65,063,404	—

Total Investments in Securities	$988,707,904	$129,332	$969,393,265	$19,185,307
Other Financial Instruments:
Futures	($2,516,151)	($2,516,151)	—	—
Forward Foreign Currency Contracts	$2,711,729	—	$2,711,729	—
Written Options	($2,594,562)	($482,009)	($2,098,059)	($14,494)
Interest Rate Swaps	$1,318,549	—	$1,318,549	—
Credit Default Swaps	$326,474	—	$326,474	—

Global Infrastructure Fund
Common Stocks
Australia	$32,657	—	$32,657	—
Belgium	25,401	—	25,401	—
Bermuda	12,195	$12,195	—	—
Brazil	82,810	82,810	—	—
Canada	470,395	470,395	—	—
China	26,556	—	26,556	—
France	124,386	56,761	67,625	—
Germany	207,143	108,997	98,146	—
Hong Kong	115,428	—	115,428	—
Indonesia	5,406	—	5,406	—
Italy	238,289	—	238,289	—
Japan	22,105	—	22,105	—
Netherlands	126,934	—	126,934	—
Portugal	23,092	23,092	—	—
Singapore	25,927	—	25,927	—
Spain	54,245	—	54,245	—
Sweden	15,681	—	15,681	—
Thailand	89,652	—	89,652	—
United Kingdom	205,553	56,534	149,019	—
United States	779,025	779,025	—	—

Total Investments in Securities	$2,682,880	$1,589,809	$1,093,071	—

370

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

Global Real Estate Fund
Common Stocks
Australia	$40,783,939	—	$40,783,939	—
Canada	21,366,812	$21,366,812	—	—
Cayman Islands	1,980,516	—	1,980,516	—
China	3,418,629	—	3,418,629	—
Finland	1,036,889	—	1,036,889	—
France	22,710,634	—	22,710,634	—
Germany	1,057,023	—	1,057,023	—
Guernsey, C.I.	390,156	—	390,156	—
Hong Kong	81,635,308	—	81,635,308	—
Italy	1,902,557	—	1,902,557	—
Japan	57,793,662	—	57,793,662	—
Jersey, C.I.	3,350,596	—	3,350,596	—
Netherlands	7,271,783	—	7,271,783	—
Norway	1,828,874	—	1,828,874	—
Philippines	2,440,775	—	2,440,775	—
Singapore	13,619,108	—	13,619,108	—
South Africa	1,029,849	—	1,029,849	—
Sweden	2,520,064	—	2,520,064	—
United Kingdom	27,563,462	—	27,563,462	—
United States	228,299,051	228,299,051	—	—
Rights	250,179	74,749	175,430	—
Securities Lending Collateral	30,288,864	30,288,864	—	—
Short-Term Investments	4,681,000	—	4,681,000	—

Total Investments in Securities	$557,219,730	$280,029,476	$277,190,254	—

Global Timber Fund
Common Stocks
Brazil	$95,708	$95,708	—	—
Canada	586,928	586,928	—	—
China	40,097	—	$40,097	—
Finland	345,600	—	345,600	—
Hong Kong	262,549	245,803	16,746	—
Japan	163,116	—	163,116	—
South Africa	43,265	43,265	—	—
South Korea	34,096	—	34,096	—
Sweden	72,833	—	72,833	—
United States	1,304,556	1,304,556	—	—
Preferred Securities
Brazil	129,725	129,725	—	—

Total Investments in Securities	$3,078,473	$2,405,985	$672,488	—

Heritage Fund
Common Stocks
Consumer Discretionary	$48,891,036	$48,891,036	—	—
Consumer Staples	11,494,804	11,494,804	—	—
Energy	18,202,877	18,202,877	—	—
Financials	14,451,036	14,451,036	—	—
Health Care	32,083,782	32,083,782	—	—
Industrials	42,642,916	42,642,916	—	—
Information Technology	58,671,472	57,038,752	$1,632,720	—
Materials	11,359,442	11,359,442	—	—
Telecommunication Services	7,818,513	7,818,513	—	—
Utilities	1,735,020	1,735,020	—	—
Securities Lending Collateral	24,062,154	24,062,154	—	—
Short-Term Investments	3,267,969	3,267,969	—	—

Total Investments in Securities	$274,681,021	$273,048,301	$1,632,720	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($9,222)	—	($9,222)	—

371

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

High Income Fund
Corporate Bonds	$155,690,750	—	$143,164,681	$12,526,069
Convertible Bonds	119,660,486	—	119,660,486	—
Term Loans	25,613,161	—	25,613,161	—
Collateralized Mortgage Obligations	773,929	—	496,405	277,524
Common Stocks	93,949,948	$83,406,528	3,195,001	7,348,419
Preferred Securities	52,509,416	17,192,059	20,075,360	15,241,997
Warrants	2,748,286	2,748,286	—	—
Short-Term Investments	9,435,120	—	9,435,120	—

Total Investments in Securities	$460,381,096	$103,346,873	$321,640,214	$35,394,009
Other Financial Instruments:
Forward Foreign Currency Contracts	($102,782)	—	($102,782)	—

High Yield Fund
Foreign Government Obligations	$30,035,662	—	$29,952,549	$83,113
Corporate Bonds	706,689,558	—	706,689,558	—
Capital Preferred Securities	9,639,739	—	9,639,739	—
Convertible Bonds	10,835,269	—	10,835,269	—
Term Loans	28,448,776	—	25,905,178	2,543,598
Common Stocks	16,910,572	$16,860,497	50,075	—
Preferred Securities	20,571,741	18,347,263	2,224,478	—
Warrants	369,693	51,462	90,203	228,028
Securities Lending Collateral	6,333,316	6,333,316	—	—
Short-Term Investments	17,222,944	—	17,222,944	—

Total Investments in Securities	$847,057,270	$41,592,538	$802,609,993	$2,854,739
Other Financial Instruments:
Futures	$60,601	$60,601	—	—
Forward Foreign Currency Contracts	($144,017)	—	($144,017)	—

International Equity Index Fund
Common Stocks
Australia	$26,144,611	—	$26,144,611	—
Austria	1,373,256	—	1,373,256	—
Belgium	3,021,544	—	3,021,544	—
Bermuda	298,195	—	298,195	—
Brazil	7,880,918	$7,880,918	—	—
Canada	37,255,531	37,255,531	—	—
Cayman Islands	443,888	—	443,888	—
Chile	1,508,753	1,508,753	—	—
China	12,847,522	—	12,847,522	—
Colombia	735,785	735,785	—	—
Czech Republic	425,758	—	425,758	—
Denmark	3,377,477	—	3,377,477	—
Egypt	387,046	—	387,046	—
Finland	3,434,166	—	3,434,166	—
France	30,031,004	—	30,031,004	—
Germany	25,745,194	—	25,745,194	—
Greece	949,336	—	949,336	—
Hong Kong	14,334,815	147,482	14,187,333	—
Hungary	459,897	—	459,897	—
India	7,246,354	6,928,724	317,630	—
Indonesia	2,511,451	65,269	2,446,182	—
Ireland	1,581,692	42,666	1,539,026	—
Israel	2,373,933	1,272	2,372,661	—
Italy	9,101,019	—	9,101,019	—
Japan	69,166,893	—	69,166,893	—
Korea	46,995	—	46,995	—
Luxembourg	1,561,877	—	1,561,877	—
Malaysia	3,162,226	—	3,162,226	—
Mauritius	85,587	—	85,587	—
Mexico	5,085,790	5,085,790	—	—
Netherlands	8,538,126	—	8,538,126	—
New Zealand	339,414	—	339,414	—
Norway	2,519,466	—	2,519,466	—

372

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

International Equity Index Fund (continued)
Peru	$501,622	$501,622	—	—
Philippines	633,671	—	$633,671	—
Poland	1,877,594	—	1,877,594	—
Portugal	879,148	—	879,148	—
Russia	7,794,697	6,460,951	1,333,746	—
Singapore	4,989,649	—	4,989,649	—
South Africa	7,340,356	—	7,340,356	—
South Korea	14,500,589	191,232	14,309,357	—
Spain	11,303,966	—	11,303,966	—
Sweden	9,507,304	—	9,507,304	—
Switzerland	26,059,908	—	26,059,908	—
Taiwan	9,665,711	—	9,665,711	—
Thailand	1,751,536	—	1,751,536	—
Turkey	1,468,862	—	1,468,862	—
Ukraine	32,247	—	32,247	—
United Kingdom	68,486,432	51,521	68,408,566	$26,345
United States	231,617	231,617	—	—
Preferred Securities
Brazil	9,529,146	9,529,146	—	—
Germany	1,522,123	—	1,522,123	—
Korea	36,386	—	36,386	—
South Korea	435,070	—	435,070	—
Rights	10,088	165	9,923	—
Warrants	1,908	1,908	—	—
Securities Lending Collateral	9,849,059	9,849,059	—	—
Short-Term Investments	9,837,988	9,837,988	—	—

Total Investments in Securities	$482,222,196	$96,307,399	$385,888,452	$26,345
Other Financial Instruments:
Futures	$834,782	$834,782	—	—
Forward Foreign Currency Contracts	$554,954	—	$554,954	—

International Growth Stock Fund
Common Stocks
Australia	$11,210,339	—	$11,210,339	—
Belgium	2,811,907	—	2,811,907	—
Brazil	4,597,033	$4,597,033	—	—
Canada	10,324,944	10,324,944	—	—
China	2,625,311	—	2,625,311	—
Denmark	3,171,601	—	3,171,601	—
France	11,961,360	—	11,961,360	—
Germany	11,061,141	—	11,061,141	—
Hong Kong	3,427,573	—	3,427,573	—
India	3,135,923	2,367,917	768,006	—
Ireland	3,836,636	—	3,836,636	—
Israel	3,218,174	3,218,174	—	—
Japan	16,302,527	—	16,302,527	—
Mexico	6,471,603	6,471,603	—	—
Netherlands	7,660,904	778,464	6,882,440	—
Philippines	1,488,133	—	1,488,133	—
Russia	2,225,417	—	2,225,417	—
Singapore	5,061,362	—	5,061,362	—
South Korea	3,871,741	—	3,871,741	—
Sweden	4,541,775	—	4,541,775	—
Switzerland	12,404,708	—	12,404,708	—
Taiwan	3,860,173	—	3,860,173	—
Turkey	1,252,784	—	1,252,784	—
United Kingdom	34,275,200	—	34,275,200	—
Short-Term Investments	12,474,394	12,474,394	—	—

Total Investments in Securities	$183,272,663	$40,232,529	$143,040,134	—

373

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

International Opportunities Fund
Common Stocks
Argentina	$8,260,324	$8,260,324	—	—
Belgium	20,278,399	—	$20,278,399	—
Brazil	54,200,077	54,200,077	—	—
Canada	28,995,051	28,995,051	—	—
China	17,700,937	17,700,937	—	—
Denmark	34,981,413	—	34,981,413	—
France	62,922,789	—	62,922,789	—
Germany	62,338,462	—	62,338,462	—
Hong Kong	43,351,737	—	43,351,737	—
India	15,473,103	15,473,103	—	—
Japan	114,845,273	—	114,845,273	—
Luxembourg	11,753,204	11,753,204	—	—
Netherlands	40,349,784	26,980,599	13,369,185	—
South Africa	14,690,069	—	14,690,069	—
Spain	32,284,702	—	32,284,702	—
Sweden	7,930,359	—	7,930,359	—
Switzerland	55,053,280	—	55,053,280	—
United Kingdom	99,235,086	—	99,235,086	—
United States	19,060,194	19,060,194	—	—
Short-Term Investments	24,591,137	24,591,137	—	—

Total Investments in Securities	$768,295,380	$207,014,626	$561,280,754	—

International Small Cap Fund
Common Stocks
Australia	$24,887,511	—	$24,887,511	—
Austria	7,506,162	—	7,506,162	—
Bahamas	6,553,825	$6,553,825	—	—
Belgium	6,512,830	—	6,512,830	—
Canada	37,259,806	37,259,806	—	—
China	10,918,854	—	10,918,854	—
Finland	10,203,718	—	10,203,718	—
Germany	4,402,571	—	4,402,571	—
Greece	6,466,530	—	6,466,530	—
Hong Kong	27,421,803	—	27,421,803	—
Japan	25,685,679	—	25,685,679	—
Liechtenstein	4,065,709	—	4,065,709	—
Netherlands	26,868,194	—	26,868,194	—
Norway	5,351,500	—	5,351,500	—
Singapore	403,343	—	403,343	—
South Korea	17,558,315	—	17,558,315	—
Spain	9,300,902	—	9,300,902	—
Sweden	3,679,338	—	3,679,338	—
Switzerland	11,826,854	—	11,826,854	—
Taiwan	19,325,589	—	19,325,589	—
Thailand	12,272,013	—	12,272,013	—
United Kingdom	41,610,572	—	41,610,572	—
United States	6,794,679	6,794,679	—	—
Securities Lending Collateral	23,945,841	23,945,841	—	—
Short-Term Investments	26,800,000	—	26,800,000	—

Total Investments in Securities	$377,622,138	$74,554,151	$303,067,987	—

International Small Company Fund
Common Stocks
Australia	$17,821,061	$297,056	$17,487,060	$36,945
Austria	1,533,223	—	1,533,223	—
Belgium	2,194,747	—	2,194,747	—
Bermuda	1,077,534	161,580	915,954	—
Canada	28,093,962	28,084,430	9,532	—
Cayman Islands	38,555	—	38,555	—
China	227,667	—	227,667	—

374

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs

International Small Company Fund (continued)
Cyprus	$289,699	—	$289,699	—
Denmark	2,065,134	—	2,065,134	—
Finland	4,778,347	—	4,778,347	—
France	7,788,189	—	7,788,189	—
Germany	10,187,944	$140,750	10,047,194	—
Gibraltar	63,250	—	63,250	—
Greece	2,257,210	—	2,257,210	—
Hong Kong	5,803,860	25,051	5,726,731	$52,078
Ireland	2,142,538	—	2,141,403	1,135
Israel	2,402,875	365,798	2,037,077	—
Italy	6,398,400	2,648	6,390,437	5,315
Japan	46,814,934	—	46,814,934	—
Liechtenstein	63,539	—	63,539	—
Luxembourg	121,975	—	121,975	—
Malaysia	30,458	—	30,458	—
Monaco	57,729	—	57,729	—
Netherlands	4,096,020	—	4,096,020	—
New Zealand	1,592,230	—	1,554,841	37,389
Norway	2,160,448	—	2,160,448	—
Peru	257,380	—	257,380	—
Portugal	701,965	—	701,965	—
Singapore	2,796,539	—	2,796,539	—
South Africa	136,844	136,844	—	—
Spain	4,609,649	—	4,609,649	—
Sweden	5,799,744	—	5,799,744	—
Switzerland	12,302,275	—	12,302,275	—
United Arab Emirates	13,878	—	13,878	—
United Kingdom	35,272,379	12,237	35,242,690	17,452
United States	402,973	394,415	8,558	—
Convertible Bonds	7,294	—	7,294	—
Warrants	25,943	25,318	625	—
Rights	32,439	31,892	547	—
Securities Lending Collateral	6,844,084	6,844,084	—	—
Short-Term Investments	416,486	416,486	—	—

Total Investments in Securities	$219,721,400	$36,938,589	$182,632,497	$150,314

International Value Fund
Common Stocks
Australia	$24,585,806	—	$24,585,806	—
Austria	12,477,755	—	12,477,755	—
Bermuda	7,593,768	$7,593,768	—	—
Canada	17,292,792	17,292,792	—	—
China	10,862,058	—	10,862,058	—
France	147,700,036	—	147,700,036	—
Germany	123,441,693	—	123,441,693	—
Hong Kong	21,972,469	—	21,972,469	—
Ireland	15,688,880	5,125,276	10,563,604	—
Italy	28,864,165	—	28,864,165	—
Japan	94,179,173	—	94,179,173	—
Netherlands	84,833,010	—	84,833,010	—
Norway	54,717,536	—	54,717,536	—
Russia	20,075,404	20,075,404	—	—
Singapore	46,323,425	20,400,068	25,923,357	—
South Korea	60,525,347	60,525,347	—	—
Spain	44,885,336	—	44,885,336	—
Sweden	20,870,738	—	20,870,738	—
Switzerland	101,772,415	—	101,772,415	—
Taiwan	68,933,835	—	68,933,835	—
United Kingdom	284,119,618	—	284,119,618	—
United States	18,453,567	18,453,567	—	—
Securities Lending Collateral	19,142,667	19,142,667	—	—
Short-Term Investments	33,775,000	—	33,775,000	—

Total Investments in Securities	$1,363,086,493	$168,608,889	$1,194,477,604	—

375

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs
Investment Quality Bond Fund

U.S. Government & Agency Obligations	$134,743,974	—	$134,743,974	—
Foreign Government Obligations	3,659,784	—	3,659,784	—
Corporate Bonds	236,528,693	—	236,528,693	—
Capital Preferred Securities	718,570	—	718,570	—
Convertible Bonds	30,407	—	30,407	—
Municipal Bonds	12,374,582	—	12,374,582	—
Collateralized Mortgage Obligations	35,903,527	—	35,903,527	—
Asset Backed Securities	5,599,701	—	4,299,701	$1,300,000
Securities Lending Collateral	2,823,028	$2,823,028	—	—
Short-Term Investments	43,229,000	—	43,229,000	—

Total Investments in Securities	$475,611,266	$2,823,028	$471,488,238	$1,300,000
Other Financial Instruments:
Futures	$398,951	$398,951	—	—
Forward Foreign Currency Contracts	($515,613)	—	($515,613)	—
Interest Rate Swaps	$29,060	—	$29,060	—
Credit Default Swaps	($44,905)	—	($44,905)	—

Large Cap Value Fund

Common Stocks
Consumer Discretionary	$28,051,648	$27,374,803	$676,845	—
Consumer Staples	11,516,153	11,516,153	—	—
Energy	27,584,983	27,584,983	—	—
Financials	38,020,417	38,020,417	—	—
Health Care	9,284,233	9,284,233	—	—
Industrials	24,576,891	24,576,891	—	—
Information Technology	12,656,325	12,656,325	—	—
Materials	11,405,303	11,405,303	—	—
Telecommunication Services	7,161,940	7,161,940	—	—
Utilities	14,213,413	14,213,413	—	—
Preferred Securities				—
Consumer Discretionary	1,134,624	1,134,624	—	—
Short-Term Investments	7,086,988	7,086,988	—	—

Total Investments in Securities	$192,692,918	$192,016,073	$676,845	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$293,067,218	$264,709,943	$28,357,275	—
Consumer Staples	39,354,248	39,354,248	—	—
Energy	27,871,453	25,659,606	2,211,847	—
Financials	27,335,954	19,688,317	7,647,637	—
Health Care	146,481,416	146,481,416	—	—
Industrials	148,536,772	136,293,894	12,242,878	—
Information Technology	319,447,671	314,094,679	5,352,992	—
Materials	39,938,713	21,573,988	18,364,725	—
Securities Lending Collateral	291,642,810	291,642,810	—	—
Short-Term Investments	27,600,000	—	27,600,000	—

Total Investments in Securities	$1,361,276,255	$1,259,498,901	$101,777,354	—

Mid Value Fund

Common Stocks
Consumer Discretionary	$78,113,198	$76,332,188	$1,781,010	—
Consumer Staples	46,459,728	46,459,728	—	—
Energy	52,503,476	52,503,476	—	—
Financials	111,077,399	111,077,399	—	—
Health Care	30,625,857	30,625,857	—	—
Industrials	39,468,632	39,468,632	—	—
Information Technology	34,132,430	34,132,430	—	—
Materials	27,443,754	27,443,754	—	—
Telecommunication Services	6,009,735	6,009,735	—	—
Utilities	41,163,795	41,163,795	—	—
Preferred Securities
Financials	632,528	—	632,528	—
Utilities	442,141	442,141	—	—

376

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs
Mid Value Fund (continued)

Convertible Bonds
Financials	$743,823	—	$743,823	—
Industrials	2,161,480	—	2,161,480	—
Materials	1,725,474	—	1,725,474	—
Telecommunication Services	3,160,625	—	3,160,625	—
Securities Lending Collateral	130,916,565	$130,916,565	—	—
Short-Term Investments	36,357,562	36,357,562	—	—

Total Investments in Securities	$643,138,202	$632,933,262	$10,204,940	—

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$26,268,105	$20,271,694	$5,996,411	—
Consumer Staples	83,758,061	52,005,477	31,752,584	—
Energy	28,153,290	20,284,263	7,869,027	—
Financials	46,948,275	34,009,324	12,938,951	—
Health Care	53,750,155	53,750,155	—	—
Industrials	17,094,972	3,380,415	13,714,557	—
Information Technology	37,857,325	35,508,226	2,349,099	—
Materials	16,313,789	9,002,096	7,311,693	—
Telecommunication Services	11,220,518	—	11,220,518	—
Utilities	14,326,818	7,458,361	6,868,457	—
Corporate Bonds
Energy	393,433	—	393,433	—
Term Loans	242,963	—	242,963	—
Securities Lending Collateral	6,911,793	6,911,793	—	—
Short-Term Investments	27,896,640	—	27,896,640	—

Total Investments in Securities	$371,136,137	$242,581,804	$128,554,333	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,745,689)	—	($1,745,689)	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$748,649,633	—	$748,649,633	—
Foreign Government Obligations	15,662,407	—	15,662,407	—
Corporate Bonds	196,000,341	—	195,002,191	$998,150
Municipal Bonds	1,746,347	—	1,746,347	—
Collateralized Mortgage Obligations	111,116,258	—	104,647,463	6,468,795
Asset Backed Securities	31,704,263	—	28,526,697	3,177,566
Preferred Securities	515,000	$515,000	—	—
Options Purchased	83,571	—	83,571	—
Short-Term Investments	2,653,339	—	2,653,339	—

Total Investments in Securities	$1,108,131,159	$515,000	$1,096,971,648	$10,644,511
Other Financial Instruments:
Futures	$115,362	$115,362	—	—
Forward Foreign Currency Contracts	($1,142,426)	—	($1,142,426)	—
Written Options	($2,565,880)	($86,495)	($2,460,049)	($19,336)
Interest Rate Swaps	$379,920	—	$379,920	—
Credit Default Swaps	$1,837,848	—	$1,837,848	—

Small Cap Index Fund

Common Stocks
Consumer Discretionary	$11,824,475	$11,824,475	—	—
Consumer Staples	2,572,671	2,572,671	—	—
Energy	6,279,120	6,257,737	$21,383	—
Financials	18,109,440	18,109,440	—	—
Health Care	10,829,026	10,828,935	—	$91
Industrials	13,815,534	13,815,534	—	—
Information Technology	17,248,602	17,248,602	—	—
Materials	5,031,048	5,031,048	—	—
Telecommunication Services	748,900	748,900	—	—
Utilities	2,665,220	2,665,220	—	—

377

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs
Small Cap Index Fund (continued)

Corporate Bonds
Financials	$964	—	$964	—
Securities Lending Collateral	8,760,605	$8,760,605	—	—
Short-Term Investments	4,300,000	—	4,300,000	—

Total Investments in Securities	$102,185,605	$97,863,167	$4,322,347	$91
Other Financial Instruments:
Futures	$234,706	$234,706	—	—

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$32,402,475	$32,402,475	—	—
Consumer Staples	7,543,897	7,543,897	—	—
Energy	21,936,979	21,936,979	—	—
Financials	40,919,485	40,917,812	$1,673	—
Health Care	17,947,816	17,947,816	—	—
Industrials	34,492,555	34,492,555	—	—
Information Technology	33,421,716	33,421,716	—	—
Materials	15,958,344	15,958,344	—	—
Telecommunication Services	1,887,950	1,887,950	—	—
Utilities	1,919,543	1,919,543	—	—
Securities Lending Collateral	22,089,462	22,089,462	—	—
Short-Term Investments	2,070,502	2,070,502	—	—

Total Investments in Securities	$232,590,724	$232,589,051	$1,673	—

Small Company Value Fund

Common Stocks
Consumer Discretionary	$49,454,427	$49,454,427	—	—
Consumer Staples	4,087,886	4,087,886	—	—
Energy	32,531,714	32,531,714	—	—
Financials	94,633,362	94,633,362	—	—
Health Care	26,576,956	26,576,956	—	—
Industrials	113,989,199	113,989,199	—	—
Information Technology	49,416,556	49,416,556	—	—
Materials	45,377,704	45,377,704	—	—
Telecommunication Services	1,610,400	1,610,400	—	—
Utilities	18,117,792	18,117,792	—	—
Preferred Securities
Financials	5,398,990	—	$5,398,990	—
Investment Companies	4,045,132	4,045,132	—	—
Securities Lending Collateral	123,345,442	123,345,442	—	—
Short-Term Investments	10,085,978	10,085,978	—	—

Total Investments in Securities	$578,671,538	$573,272,548	$5,398,990	—

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$18,521,064	$18,517,872	—	$3,192
Consumer Staples	1,707,919	1,707,919	—	—
Energy	15,315,893	15,305,885	$10,008	—
Financials	6,972,909	6,972,909	—	—
Health Care	21,549,530	21,549,530	—	—
Industrials	31,688,542	31,688,542	—	—
Information Technology	40,037,804	40,037,804	—	—
Materials	4,939,679	4,939,679	—	—
Telecommunication Services	3,867,303	3,867,303	—	—
Utilities	391,923	391,923	—	—
Corporate Bonds	129	—	129	—
Investment Companies	711,693	711,693	—	—
Securities Lending Collateral	17,036,662	17,036,662	—	—
Short-Term Investments	3,952,482	326,482	3,626,000	—

Total Investments in Securities	$166,693,532	$163,054,203	$3,636,137	$3,192
Other Financial Instruments:
Futures	$17,140	$17,140	—	—

378

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs
Spectrum Income Fund

U.S. Government & Agency Obligations	$232,422,641	—	$232,422,641	—
Foreign Government Obligations	143,513,991	—	143,255,991	$258,000
Corporate Bonds	394,551,748	—	394,350,748	201,000
Capital Preferred Securities	3,110,912	—	3,110,912	—
Convertible Bonds	218,813	—	218,813	—
Municipal Bonds	3,846,209	—	3,846,209	—
Term Loans	18,662,444	—	18,662,444	—
Collateralized Mortgage Obligations	18,281,957	—	18,281,957	—
Asset Backed Securities	15,174,386	—	14,848,675	325,711
Common Stocks	146,486,250	$145,437,038	1,049,212	—
Preferred Securities	5,637,049	3,494,656	2,142,393	—
Securities Lending Collateral	27,329,390	27,329,390	—	—
Short-Term Investments	46,087,657	44,050,900	2,036,757	—

Total Investments in Securities	$1,055,323,447	$220,311,984	$834,226,752	$784,711
Other Financial Instruments:
Futures	($7,388)	($7,388)	—	—
Forward Foreign Currency Contracts	($148,070)	—	($148,070)	—
Interest Rate Swaps	$88,253	—	$88,253	—
Credit Default Swaps	($11,390)	—	($11,390)	—

Total Bond Market Fund

U.S. Government & Agency Obligations	$179,767,649	—	$179,767,649	—
Foreign Government Obligations	7,016,840	—	7,016,840	—
Corporate Bonds	94,973,798	—	94,973,798	—
Municipal Bonds	2,542,784	—	2,542,784	—
Collateralized Mortgage Obligations	22,996,018	—	22,996,018	—
Asset Backed Securities	860,384	—	860,384	—
Securities Lending Collateral	3,213,547	$3,213,547	—	—
Short-Term Investments	1,259,423	1,259,423	—	—

Total Investments in Securities	$312,630,443	$4,472,970	$308,157,473	—

Total Return Fund

U.S. Government & Agency Obligations	$882,938,983	—	$882,938,983	—
Foreign Government Obligations	207,126,537	—	207,126,537	—
Corporate Bonds	678,298,684	—	678,298,684	—
Convertible Bonds	12,049,000	—	12,049,000	—
Term Loans	10,015,825	—	10,015,825	—
Municipal Bonds	64,368,691	—	64,368,691	—
Capital Preferred Securities	27,718,444	—	27,718,444	—
Collateralized Mortgage Obligations	117,315,222	—	114,975,445	$2,339,777
Asset Backed Securities	39,763,883	—	38,548,077	1,215,806
Common Stocks	9,574	$9,574	—	—
Preferred Securities	17,292,750	11,358,892	5,933,858	—
Short-Term Investments	843,192,759	—	843,192,759	—

Total Investments in Securities	$2,900,090,352	$11,368,466	$2,885,166,303	$3,555,583
TBA Sale Commitments	($224,342,129)	—	($224,342,129)	—
Other Financial Instruments:
Futures	$1,143,041	$1,143,041	—	—
Forward Foreign Currency Contracts	($944,804)	—	($944,804)	—
Written Options	($8,079,056)	($593,474)	($7,474,914)	($10,668)
Interest Rate Swaps	$3,350,210	—	$3,350,210	—
Credit Default Swaps	$14,762,558	—	$14,762,558	—

U.S. High Yield Bond Fund

Corporate Bonds	$478,193,194	—	$478,193,194	—
Capital Preferred Securities	1,153,289	—	1,153,289	—
Convertible Bonds	2,833,688	—	2,833,688	—
Term Loans	125,479,893	—	125,479,893	—
Common Stocks	90,000	—	90,000	—
Preferred Securities	101,280	—	—	$101,280
Short-Term Investments	23,280,247	$23,253,044	27,203	—

Total Investments in Securities	$631,131,591	$23,253,044	$607,777,267	$101,280

379

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-11	Price	Inputs	Inputs
U.S. Multi-Sector Fund

Common Stocks
Consumer Discretionary	$79,230,437	$79,230,437	—	—
Consumer Staples	247,814,607	247,814,607	—	—
Energy	24,480,055	24,480,055	—	—
Financials	25,264,132	25,264,132	—	—
Health Care	300,052,563	300,052,563	—	—
Industrials	54,533,164	54,533,164	—	—
Information Technology	291,327,904	291,327,904	—	—
Materials	9,471,169	9,471,169	—	—
Telecommunication Services	19,390,708	19,390,708	—	—
Utilities	1,982,228	1,982,228	—	—
Investment Companies	6,602,376	6,602,376	—	—
Securities Lending Collateral	76,781,724	76,781,724	—	—
Short-Term Investments	22,970,014	18,970,110	$3,999,904	—

Total Investments in Securities	$1,159,901,081	$1,155,901,177	$3,999,904	—
Securities Sold Short	($474,012)	—	($474,012)	—

Value & Restructuring Fund

Common Stocks
Consumer Discretionary	$36,441,959	$36,441,959	—	—
Consumer Staples	30,938,970	30,938,970	—	—
Energy	148,621,758	148,621,758	—	—
Financials	91,634,066	87,518,953	$4,115,113	—
Health Care	34,471,130	34,471,130	—	—
Industrials	108,670,691	108,670,691	—	—
Information Technology	48,474,116	48,474,116	—	—
Materials	93,364,784	81,419,995	11,944,789	—
Telecommunication Services	27,237,210	27,237,210	—	—
Preferred Securities
Energy	2,091,284	2,091,284	—	—
Financials	9,524,707	6,279,947	3,244,760	—
Convertible Bonds
Financials	1,636,796	—	1,636,796	—
Warrants	1,972,200	1,972,200	—	—
Securities Lending Collateral	61,870,529	61,870,529	—	—
Short-Term Investments	2,205,000	—	2,205,000	—

Total Investments in Securities	$699,155,200	$676,008,742	$23,146,458	—
Other Financial Instruments:
Written Options	($173,625)	($173,625)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Active Bond Fund

		Collateralized	Asset
	Corporate	Mortgage	Backed	Common	Preferred
	Bonds	Obligations	Securities	Stocks	Securities	Totals
Balance as of 8-31-10	$201,858	$1,457,503	$1,864,506	$18,356	$359,270	$3,901,493
Accrued discounts/premiums	318	—	586	—	—	904
Realized gain (loss)	279	—	(370,066)	—	—	(369,787)
Change in unrealized appreciation (depreciation)	(2,037)	286,688	542,523	(1,952)	(38,204)	787,018
Net purchases (sales)	125,252	7,033,231	(341,149)	—	—	6,817,334
Net transfers in and/out of Level 3	—	(633,798)	(454,926)	—	—	(1,088,724)
Balance as of 2-28-11	$325,670	$8,143,624	$1,241,474	$16,404	$321,066	$10,048,238
Change in unrealized at period end*	($2,037)	$286,688	$183,898	($1,952)	($38,204)	$428,393

380

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Core Bond Fund

	U.S.
	Government	Collateralized
	& Agency	Mortgage
	Obligations	Obligations	Totals
Balance as of 8-31-10	—	$1,631,384	$1,631,384
Accrued discounts/premiums	—	46	46
Realized gain (loss)	—	41	41
Change in unrealized appreciation (depreciation)	$3,049	(43,805)	(40,756)
Net purchases (sales)	15,958,812	(17,242)	15,941,570
Net transfers in and/out of Level 3	—	—	—
Balance as of 2-28-11	$15,961,861	$1,570,424	$17,532,285
Change in unrealized at period end*	$3,049	($43,805)	($40,756)

Emerging Markets Fund

	China	India	Indonesia	Israel	Taiwan	Totals
Balance as of 8-31-10	—	$17,188	—	—	—	$17,188
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	($66)	674	$4,754	$10,149	$1,174	16,685
Net purchases (sales)	—	—	—	—	—	—
Net transfers in and/out of Level 3	54,837	—	196,458	193,831	4,994	450,120
Balance as of 2-28-11	$54,771	$17,862	$201,212	$203,980	$6,168	$483,993
Change in unrealized at period end*	($66)	$674	$4,754	$10,149	$1,174	$16,685

Emerging Markets Debt Fund

	Corporate
	Bonds
Balance as of 8-31-10	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$3,407
Net purchases (sales)	200,638
Net transfers in and/out of Level 3	—
Balance as of 2-28-11	$204,045
Change in unrealized at period end*	$3,407

Global Bond Fund

		Collateralized	Asset
	Corporate	Mortgage	Backed		Written
	Bonds	Obligations	Securities	Totals	Options
Balance as of 8-31-10	—	—	$741,201	$741,201	—
Accrued discounts/premiums	—	—	22,856	22,856	—
Realized gain (loss)	—	—	1,552	1,552	—
Change in unrealized appreciation (depreciation)	($2,220)	($12,718)	259,793	244,855	$5,106
Net purchases (sales)	1,200,000	3,728,834	12,159,191	17,088,025	—
Net transfers in and/out of Level 3	—	—	1,086,818	1,086,818	(19,600)
Balance as of 2-28-11	$1,197,780	$3,716,116	$14,271,411	$19,185,307	($14,494)
Change in unrealized at period end*	($2,220)	($12,718)	$259,793	$244,855	$5,106

High Income Fund

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Totals
Balance as of 8-31-10	$3,331,456	$306,024	$6,701,677	$20,222,011	$30,561,168
Accrued discounts/premiums	16,211	468	—	—	16,679
Realized gain (loss)	—	(7,608,339)	—	—	(7,608,339)
Change in unrealized appreciation (depreciation)	609,168	7,606,991	(1,770,748)	(2,250,506)	4,194,905
Net purchases (sales)	8,537,901	(27,620)	2,417,490	(2,729,611)	8,198,160
Net transfers in and/out of Level 3	31,333	—	—	103	31,436
Balance as of 2-28-11	$12,526,069	$277,524	$7,348,419	$15,241,997	$35,394,009
Change in unrealized at period end*	$609,168	($878)	($2,070,924)	($1,813,768)	($3,276,402)

381

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

High Yield Fund

	Foreign
	Government	Corporate		Preferred
	Obligations	Bonds	Term Loans	Securities	Warrants	Totals
Balance as of 8-31-10	$4,261,167	$72,000	$7,069	$16,826	$102,981	$4,460,043
Accrued discounts/premiums	—	—	7,525	—	—	7,525
Realized gain (loss)	41,133	(2,429,501)	15	—	—	(2,388,353)
Change in unrealized appreciation (depreciation)	(18,437)	2,443,956	(3,944,990)	(16,826)	125,047	(1,411,250)
Net purchases (sales)	(100,585)	(14,455)	—	—	—	(115,040)
Net transfers in and/out of Level 3	(4,100,165)	(72,000)	6,473,979	—	—	2,301,814
Balance as of 2-28-11	$83,113	—	$2,543,598	—	$228,028	$2,854,739
Change in unrealized at period end*	$2,288	—	($3,944,990)	($16,826)	$125,047	($3,834,481)

International Equity Index Fund

		United
	China	Kingdom	Totals
Balance as of 8-31-10	$459,163	—	$459,163
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	$5,967	5,967
Net purchases (sales)	—	—	—
Net transfers in and/out of Level 3	(459,163)	20,378	(438,785)
Balance as of 2-28-11	—	$26,345	$26,345
Change in unrealized at period end*	—	$5,967	$5,967

International Opportunities Fund

China
Balance as of 8-31-10	$8,797,367
Accrued discounts/premiums	—
Realized gain (loss)	1,745,572
Change in unrealized appreciation (depreciation)	(460,095)
Net purchases (sales)	(10,082,844)
Net transfers in and/out of Level 3	—
Balance as of 2-28-11	—
Change in unrealized at period end*	—

International Small Company Fund

			Hong					United
	Australia	Canada	Kong	Ireland	Italy	New Zealand	Singapore	Kingdom	Totals
Balance as of 8-31-10	—	—	—	—	—	—	—	$7,602	$7,602
Accrued discounts/premiums	—	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation
(depreciation)	($15,274)	($8,607)	($56)	$91	$434	($6,214)	($1,534)	(2,254)	(33,414)
Net purchases (sales)	—	8,607	—	—	—	43,603	—	—	52,210
Net transfers in and/out of Level 3	52,219	—	52,134	1,044	4,881	—	1,534	12,104	123,916
Balance as of 2-28-11	$36,945	—	$52,078	$1,135	$5,315	$37,389	—	$17,452	$150,314
Change in unrealized at
period end*	($15,274)	($8,607)	($56)	$91	$434	($6,214)	($1,534)	($2,254)	($33,414)

Investment Quality Bond Fund

Asset Backed
Securities
Balance as of 8-31-10	$1,063,900
Accrued discounts/premiums	165
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	6,075
Net purchases (sales)	1,293,760
Net transfers in and/out of Level 3	(1,063,900)
Balance as of 2-28-11	$1,300,000
Change in unrealized at period end*	$6,075

382

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Mid Cap Value Equity Fund

	Financials
Balance as of 8-31-10	$3,396,484
Accrued discounts/premiums	—
Realized gain (loss)	(1,461,586)
Change in unrealized appreciation (depreciation)	1,617,516
Net purchases (sales)	(3,552,414)
Net transfers in and/out of Level 3	—
Balance as of 2-28-11	—
Change in unrealized at period end*	—

Real Return Bond Fund

		Collateralized	Asset
	Corporate	Mortgage	Backed		Written
	Bonds	Obligations	Securities	Totals	Options
Balance as of 8-31-10	—	$3,592,242	$2,447,518	$6,039,760	—
Accrued discounts/premiums	—	—	3,124	3,124	—
Realized gain (loss)	—	—	4,286	4,286	—
Change in unrealized appreciation (depreciation)	($1,850)	(22,138)	123,817	99,829	$22,466
Net purchases (sales)	1,000,000	6,490,933	1,504,742	8,995,675	—
Net transfers in and/out of Level 3	—	(3,592,242)	(905,921)	(4,498,163)	(41,802)
Balance as of 2-28-11	$998,150	$6,468,795	$3,177,566	$10,644,511	($19,336)
Change in unrealized at period end*	($1,850)	($22,138)	$123,817	$99,829	$22,466

Small Cap Index Fund
	Health
	Care
Balance as of 8-31-10	$89
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 2-28-11	$91
Change in unrealized at period end*	$2

Smaller Company Growth Fund

	Consumer
	Discretionary
Balance as of 8-31-10	—
Accrued discounts/premiums	—
Realized gain (loss)	($227)
Change in unrealized appreciation (depreciation)	320
Net purchases (sales)	(367)
Net transfers in and/out of Level 3	3,466
Balance as of 2-28-11	$3,192
Change in unrealized at period end*	$320

Spectrum Income Fund

	Foreign		Asset
	Government	Corporate	Backed
	Obligations	Bonds	Securities	Totals
Balance as of 8-31-10	$342,940	$570,688	$320,239	$1,233,867
Accrued discounts/premiums	3,548	284	251	4,083
Realized gain (loss)	3,955	—	—	3,955
Change in unrealized appreciation (depreciation)	25,817	(3,195)	5,221	27,843
Net purchases (sales)	(118,260)	(366,777)	—	(485,037)
Net transfers in and/out of Level 3	—	—	—	—
Balance as of 2-28-11	$258,000	$201,000	$325,711	$784,711
Change in unrealized at period end*	$30,886	$1,000	$5,221	$37,107

383

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Total Return Fund

	Collateralized	Asset
	Mortgage	Backed		Written
	Obligations	Securities	Totals	Options
Balance as of 8-31-10	—	—	—	—
Accrued discounts/premiums	—	$100	$100	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	($8,007)	12,659	4,652	$12,395
Net purchases (sales)	2,347,784	1,203,047	3,550,831	—
Net transfers in and/out of Level 3	—	—	—	(23,063)
Balance as of 2-28-11	$2,339,777	$1,215,806	$3,555,583	($10,668)
Change in unrealized at period end*	($8,007)	$12,659	$4,652	$12,395

U.S. High Yield Bond Fund

	Preferred
	Securities
Balance as of 8-31-10	$84,000
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(53,840)
Net purchases (sales)	—
Net transfers in and/out of Level 3	71,120
Balance as of 2-28-11	$101,280
Change in unrealized at period end*	($53,840)

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Funds’ custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-Issued/Delayed Delivery Securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Short Sales Certain Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain Funds may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is

384

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaced the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

Term Loans (Floating Rate Loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Inflation Indexed Bonds Inflation-indexed bonds, including Treasury Inflation Protected Securities (TIPs), are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Payment-In-Kind Bonds The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real Estate Investment Trusts From time to time, the Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending Certain Funds may lend securities to earn additional income. Each Fund receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, and as a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign Currency Translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Funds may be subject to capital gains and repatriation taxes as imposed by certain countries in which they invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped Securities Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully receive their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

385

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Line of Credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Funds and other affiliated funds have entered into an agreement with State Street Bank and Trust Company (SSBT) which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the period ended February 28, 2011, the Funds had no borrowings under the line of credit.

Effective March 30, 2011, the line of credit with SSBT expired and a similar arrangement was established with Citibank N.A.

Expenses The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal Income Taxes The Funds intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2010.

		CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31
FUND	2014	2015	2016	2017	2018

All Cap Core Fund	—	—	—	$161,190,786	$83,604,897
Blue Chip Growth Fund	—	—	$30,360	201,660,850	243,929,588
Capital Appreciation Fund	$21,055	$15,745,631	7,209,640	159,559,023	33,983,723
Equity-Income Fund	—	—		77,245,378	91,896,968
Fundamental Value Fund	—	—	—	67,420,909	241,358,537
Global Bond Fund	—	—	—	26,092,479	—
Global Real Estate Fund	—	—	9,668,659	49,590,388	207,343,435
High Income Fund	—	—	—	6,152,875	2,712,429
High Yield Fund	—	—	991,060	66,823,008	229,714,878
Index 500 Fund	—	—	—	15,771,272	200,933,455
International Equity Index Fund	—	—	—	3,637,697	77,060,203
International Opportunities Fund	—	—	—	124,967,978	120,549,657
International Small Cap Fund	—	—	—	—	76,750,929
International Small Company Fund	—	—	—	—	130,964,900
International Value Fund	—	—	—	15,012,374	197,105,545
Investment Quality Bond Fund	—	—	—	3,399,479	2,500,698
Large Cap Fund	—	—	—	40,155,382	79,956,914
Large Cap Value Fund	—	—	2,565,968	78,527,943	130,485,979
Mid Cap Index Fund	—	—	—	2,614,050	1,625,550
Mid Cap Stock Fund	—	—	—	84,455,365	59,353,578
Mid Cap Value Equity Fund	—	—	—	1,586,750	13,512,695
Optimized Value	—	—	6,372,104	216,637,523	139,759,660
Real Estate Equity Fund	—	—	—	9,589,346	46,833,838
Real Estate Securities Fund	—	—	—	6,783,480	6,943,457
Small Cap Index Fund	—	—	—	868,942	21,671,436
Small Cap Opportunities Fund	—	—	869,705	13,904,174	20,931,052
Small Company Growth Fund	—	—	—	14,620,860	15,881,406
Small Company Value Fund	—	—	—	7,019,758	42,434,468
Spectrum Income Fund	—	—	—	16,131,303	18,496,559
U.S. High Yield Bond Fund	—	—	469,396	13,647,086	4,845,131
U.S. Multi-Sector Fund	—	—	3,502,461	108,759,462	66,810,220
Value & Restructuring Fund	—	—	1,288,503	52,994,469	75,764,790

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2010, the Funds have no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax return are subject to examination by the Internal Revenue Service for a period of three years.

386

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on February 28, 2011, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,166,251,003	$67,214,659	($22,950,425)	$44,264,234
All Cap Core Fund	669,781,349	83,368,592	(3,908,843)	79,459,749
All Cap Value Fund	513,213,016	128,970,816	(1,974,244)	126,996,572
Alpha Opportunities Fund	1,508,338,035	193,033,313	(15,445,782)	177,587,531
Blue Chip Growth Fund	1,764,837,639	786,587,221	(137,153)	786,450,068
Capital Appreciation Fund	1,518,758,456	491,712,177	(1,382,368)	490,329,809
Capital Appreciation Value Fund	313,797,073	11,519,133	(1,957,801)	9,561,332
Core Bond Fund	657,485,647	6,070,570	(3,241,650)	2,828,920
Core Diversified Growth & Income Portfolio	24,563,358	3,873,917	(129,513)	3,744,404
Core Fundamental Holdings Portfolio	11,396,299	1,755,442	(61,705)	1,693,737
Core Global Diversification Portfolio	27,572,507	2,837,520	(171,984)	2,665,536
Emerging Markets Fund	1,858,283,997	509,650,717	(63,200,244)	446,450,473
Emerging Markets Debt Fund	14,927,951	755,168	(52,953)	702,215
Equity-Income Fund	1,390,033,952	217,472,762	(17,963,083)	199,509,679
Fundamental Value Fund	1,338,731,039	384,871,953	(5,944,503)	378,927,450
Global Agribusiness Fund	2,186,592	1,010,844	(3,076)	1,007,768
Global Bond Fund	989,601,902	23,240,750	(24,134,748)	(893,998)
Global Infrastructure Fund	2,207,411	487,295	(11,826)	475,469
Global Real Estate Fund	495,673,167	66,493,197	(4,946,634)	61,546,563
Global Timber Fund	2,271,305	828,107	(20,939)	807,168
Heritage Fund	212,921,807	63,183,481	(1,424,267)	61,759,214
High Income Fund	467,173,286	80,287,965	(87,080,155)	(6,792,190)
High Yield Fund	821,489,273	66,309,557	(40,741,560)	25,567,997
Index 500 Fund	1,757,135,016	583,404,864	(11,319,908)	572,084,956
International Equity Index Fund	398,140,324	98,333,091	(14,251,219)	84,081,872
International Growth Stock Fund	169,454,675	16,520,270	(2,702,282)	13,817,988
International Opportunities Fund	638,787,629	130,290,254	(782,503)	129,507,751
International Small Cap Fund	307,317,671	95,983,927	(25,679,460)	70,304,467
International Small Company Fund	208,617,650	42,766,879	(31,663,129)	11,103,750
International Value Fund	1,275,283,977	196,814,337	(109,011,821)	87,802,516
Investment Quality Bond Fund	471,516,652	9,884,669	(5,790,055)	4,094,614
Large Cap Fund	317,424,425	52,668,824	(4,080,565)	48,588,259
Large Cap Value Fund	189,103,847	5,230,157	(1,641,086)	3,589,071
Mid Cap Growth Index Fund	58,604,465	12,331,397	(938,466)	11,392,931
Mid Cap Index Fund	326,059,493	106,952,544	(1,539,439)	105,413,105
Mid Cap Stock Fund	1,131,146,537	250,979,247	(20,849,529)	230,129,718
Mid Cap Value Equity Fund	170,935,548	52,696,280	(284,087)	52,412,193
Mid Cap Value Index Fund	61,585,631	7,827,473	(1,183,428)	6,644,045
Mid Value Fund	526,788,061	119,291,092	(2,940,951)	116,350,141
Mutual Shares Fund	336,814,906	36,120,661	(1,799,430)	34,321,231
Optimized Value Fund	378,071,533	22,497,535	(6,920,083)	15,577,452
Real Estate Equity Fund	372,918,824	72,994,452	(61,043)	72,933,409
Real Estate Securities Fund	479,760,945	102,947,153	(301,504)	102,645,649
Real Return Bond Fund	1,108,002,548	14,337,871	(14,209,260)	128,611
Retirement 2010 Portfolio	10,071,518	75,352	—	75,352
Retirement 2015 Portfolio	13,041,778	147,167	—	147,167
Retirement 2020 Portfolio	18,434,040	375,256	—	375,256
Retirement 2025 Portfolio	22,243,483	676,904	(6,475)	670,429
Retirement 2030 Portfolio	16,181,752	511,419	(9,169)	502,250
Retirement 2035 Portfolio	13,515,356	491,018	(187)	490,831
Retirement 2040 Portfolio	7,656,877	257,281	—	257,281
Retirement 2045 Portfolio	7,538,557	239,493	—	239,493
Short Term Government Income Fund	129,753,129	537,993	(911,515)	(373,522)
Small Cap Growth Fund	195,192,123	44,394,733	(914,220)	43,480,513
Small Cap Index Fund	73,987,106	29,311,466	(1,112,967)	28,198,499
Small Cap Opportunities Fund	169,277,175	65,675,790	(2,362,241)	63,313,549
Small Cap Value Fund	128,435,621	47,026,109	(719,839)	46,306,270
Small Company Growth Fund	133,317,803	45,556,983	(1,231,742)	44,325,241
Small Company Value Fund	473,444,864	118,287,479	(13,060,805)	105,226,674
Smaller Company Growth Fund	134,592,146	34,255,876	(2,154,490)	32,101,386
Spectrum Income Fund	1,006,802,722	58,847,769	(10,327,044)	48,520,725
Total Bond Market Fund	296,600,970	17,200,845	(1,171,372)	16,029,473
Total Return Fund	2,874,023,251	65,606,164	(39,539,063)	26,067,101
U.S. High Yield Bond Fund	588,321,448	45,802,757	(2,992,614)	42,810,143

387

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Multi-Sector Fund	$1,023,376,756	$140,556,861	($4,032,536)	$136,524,325
Value Fund	145,402,744	49,675,616	(404,122)	49,271,494
Value & Restructuring Fund	484,836,897	214,666,312	(348,009)	214,318,303

Distribution of Income and Gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Emerging Markets Debt Fund generally declares dividends daily and pays them monthly. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Bond Market Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends quarterly. All other funds generally declare and pay dividends annually. All Funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the Funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, net operating losses, pay-downs, real estate investment trusts, defaulted bonds, derivative transactions, partnerships, amortization and accretion on debt securities, Treasury Inflation-Protected securities, tender fees and investments in passive foreign investment companies.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Funds to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Funds will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Funds will succeed in enforcing them.

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Funds.

The following table summarizes the contracts held at February 28, 2011 and the range of futures contracts notional amounts held by the Funds during the six months ended February 28, 2011. In addition, the table details how the Funds used futures contracts during the six months ended February 28, 2011.

Active Bond Fund

The Fund used futures contracts to manage duration of the Fund. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $12.3 million to $12.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Jun 2011	$2,527,219	$22,909
	U.S. Treasury 5-Year Note Futures	62	Short	Jun 2011	(7,250,125)	(22,941)
	U.S. Treasury 10-Year Note Futures	21	Short	Jun 2011	(2,499,984)	(10,723)

						($10,755)

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $8.1 million to $9.4 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	14	Long	Mar 2011	$1,152,060	$68,880
	S&P Emini Index Futures	125	Long	Mar 2011	8,288,125	447,518

						$516,398

388

DERIVATIVE INSTRUMENTS, CONTINUED

Emerging Markets Debt Fund

The Fund used futures contracts to manage duration of the fund. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from $0 to approximately $595.2 thousand, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Emerging Markets Debt Fund	U.S. Treasury 10-Year Note Futures	5	Short	June 2011	($595,234)	($951)

						($951)

Global Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $179.2 million to $1.9 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund	3-Month EURIBOR Futures	493	Long	Jun 2011	$167,595,672	($107,222)
	3-Month EURIBOR Futures	1,561	Long	Sep 2011	529,262,803	(1,013,004)
	3-Month EURIBOR Futures	1,462	Long	Dec 2011	494,612,089	(1,465,490)
	3-Month EuroYen TIBOR Futures	1,488	Long	Jun 2011	453,171,078	17,542
	10-Year Japan Government Bond Futures	9	Long	Mar 2011	15,351,873	(40,340)
	Eurodollar Futures	180	Long	Jun 2011	44,835,750	15,750
	Eurodollar Futures	522	Long	Sep 2011	129,912,750	45,675
	Eurodollar Futures	275	Long	Dec 2011	68,330,625	30,938

						($2,516,151)

Heritage Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from $0 to approximately $3.1 million, as measured at each quarter end. At February 28, 2011, the Fund held no futures contracts.

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $56.3 million to $60.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury Long-Term Bond Futures	95	Long	Jun 2011	$11,741,406	$355,558
	U.S. Treasury 5-Year Note Futures	381	Short	Jun 2011	(44,553,187)	(294,957)

						$60,601

Index 500 Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $35.1 million to $81.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Index 500 Fund	S&P 500 Index Futures	245	Long	Mar 2011	$81,223,625	$4,779,557

						$4,779,557

International Equity Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $16.4 million to $21.5 million, as measured at each quarter end.

389

DERIVATIVE INSTRUMENTS, CONTINUED

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Fund	ASX SPI 200 Index Futures	16	Long	Mar 2011	$1,965,436	$23,741
	CAC 40 Index Futures	37	Long	Mar 2011	2,098,490	102,927
	DAX Index Futures	4	Long	Mar 2011	1,003,983	32,646
	FTSE 100 Index Futures	27	Long	Mar 2011	2,621,920	61,998
	FTSE JSE Top 40 Index Futures	20	Long	Mar 2011	834,930	21,018
	Hang Seng Index Futures	5	Long	Mar 2011	747,881	12,068
	IBEX 35 Index Futures	4	Long	Mar 2011	598,871	(1,684)
	MSCI Taiwan Index Futures	91	Long	Mar 2011	2,800,980	(614)
	OMX 30 Index Futures	55	Long	Mar 2011	981,492	(5,753)
	S&P TSE 60 Index Futures	18	Long	Mar 2011	3,011,024	227,365
	Topix Index Futures	42	Long	Mar 2011	4,882,587	361,070

						$834,782

Investment Quality Bond Fund

The Fund used futures contracts to manage duration of the Fund, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $65.4 million to $155.3 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	Australian 10-Year Treasury Bond Futures	42	Long	Mar 2011	$4,439,016	$34,267
	U.K. Long Gilt Bond Futures	62	Long	Jun 2011	11,760,204	71,324
	U.S. Treasury 2-Year Note Futures	12	Long	Jun 2011	2,619,563	535
	U.S. Treasury 5-Year Note Futures	272	Long	Jun 2011	31,807,000	99,121
	U.S. Treasury Long-Term Bond Futures	31	Long	Jun 2011	3,831,406	70,167
	10-Year German Euro-BUND Futures	68	Short	Mar 2011	(11,646,998)	120,952
	30-Year German Euro-BUXL Futures	31	Short	Mar 2011	(4,500,293)	151,525
	U.S. Treasury 10-Year Note Futures	679	Short	Jun 2011	(80,832,828)	(113,885)
	U.S. Treasury 30-Year Bond Futures	32	Short	Jun 2011	(3,851,000)	(35,055)

						$398,951

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $605.8 thousand to $851.9 thousand, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	8	Long	Mar 2011	$772,720	$34,100

						$34,100

Mid Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $6.6 million to $8.6 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Index Fund	S&P MidCap 400 E-Mini Index Futures	88	Long	Mar 2011	$8,499,920	$388,862

						$388,862

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.3 million to $1.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	15	Long	Mar 2011	$1,448,850	$114,295

						$114,295

390

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund and manage against anticipated interest rate changes. During the period ended February 28, 2011, the Fund held futures contracts and total notional value ranging from approximately $82.8 million to $182.5 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	145	Long	Jun 2011	$36,117,688	$35,163
	Eurodollar Futures	389	Long	Sep 2011	96,812,375	119,987
	Eurodollar Futures	200	Long	Mar 2012	49,565,000	(39,788)

						$115,362

Small Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.7 million to $4.8 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Small Cap Index Fund	Russell 2000 Mini Index Futures	58	Long	Mar 2011	$4,772,820	$234,706

						$234,706

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $363.3 thousand to $493.7 thousand, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	6	Long	Mar 2011	$493,740	$17,140

						$17,140

Spectrum Income Fund

The Fund used futures contracts to manage duration of the Fund, manage against anticipated interest rate changes and gain exposure to foreign currency. During the period ended February 28, 2011 the Fund held futures contracts with total absolute values ranging from approximately $3.5 million to $12.7 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 5-Year Note Futures	13	Long	Jun 2011	$1,520,188	$3,096
	U.S. Treasury 10-Year Note Futures	8	Long	Jun 2011	952,375	2,093
	U.S. Treasury Long-Term Bond Futures	1	Long	Jun 2011	123,594	2,355
	U.K. Long Gilt Bond Futures	2	Short	Jun 2011	(379,361)	(849)
	U.S. Treasury 5-Year Note Futures	28	Short	Jun 2011	(3,274,250)	(5,447)
	U.S. Treasury 10-Year Note Futures	35	Short	Jun 2011	(4,166,641)	(6,488)
	U.S. Treasury 30-Year Bond Futures	2	Short	Jun 2011	(240,688)	(2,148)

						($7,388)

Total Return Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from approximately $921.0 million to $2.8 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund	Eurodollar Futures	924	Long	Mar 2011	$230,272,350	$258,025
	Eurodollar Futures	1,277	Long	Jun 2011	318,084,738	544,287
	Eurodollar Futures	2,196	Long	Sep 2011	546,529,500	688,813
	Eurodollar Futures	3,350	Long	Dec 2011	832,391,250	1,377,700
	Eurodollar Futures	1,555	Long	Mar 2012	385,367,875	36,463
	Eurodollar Futures	841	Long	Jun 2012	207,684,950	(357,050)
	Eurodollar Futures	525	Long	Sep 2012	129,169,688	(904,063)

391

DERIVATIVE INSTRUMENTS, CONTINUED

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund, continued	Eurodollar Futures	292	Long	Dec 2012	$71,598,400	($587,150)
	U.S. Treasury 2-Year Note Futures	327	Long	Jun 2011	71,383,078	86,016

						$1,143,041

U.S. Multi-Sector Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended February 28, 2011, the Fund held futures contracts with total absolute values ranging from $0 to approximately $6.1 million, as measured at each quarter end. At February 28, 2011, the Fund held no futures contracts.

Forward Foreign Currency Contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at February 28, 2011 and the range of notional contract amounts held by the Funds during the six-month ended February 28, 2011. In addition, the table details how the Funds used forward foreign currency contracts during the six-month ended February 28, 2011.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to approximately $3.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Active Bond	SELLS

	Pound Sterling	1,950,984	$3,098,162	Royal Bank of Scotland PLC	3/31/2011	($72,698)
			$3,098,162			($72,698)

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to approximately $5.3 million, as measured at each quarter end. At February 28, 2011, the Fund held no forward foreign currency contracts.

Emerging Markets Debts Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to approximately $2.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Emerging Markets Debt Fund	BUYS

	Australian Dollar	500,000	$491,050	Bank of Montreal	3/31/2011	$16,209
	Canadian Dollar	496,715	501,383	Toronto Dominion Bank	3/31/2011	9,582
			$992,433			$25,791

Global Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $879.8 million to $1.2 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Australian Dollar	300,000	$300,155	Barclays Bank PLC	3/3/2011	$5,253
	Australian Dollar	300,000	302,832	Bank of America N.A.	4/29/2011	423
	Australian Dollar	9,594,000	9,415,931	Barclays Bank PLC	4/29/2011	282,143
	Australian Dollar	200,000	196,210	Royal Bank of Scotland PLC	4/29/2011	5,960

392

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Brazilian Real	604,905	$354,700	Citibank N.A.	3/2/2011	$8,869
	Brazilian Real	604,905	356,540	Barclays Capital	4/4/2011	5,116
	Brazilian Real	604,905	357,087	Citibank N.A.	6/2/2011	(337)
	Canadian Dollar	200,000	201,515	Barclays Bank PLC	3/3/2011	4,334
	Canadian Dollar	200,000	205,380	Bank of America N.A.	3/17/2011	413
	Canadian Dollar	1,029,000	1,037,475	Citibank N.A.	3/17/2011	21,331
				Morgan Stanley &
	Canadian Dollar	23,616,000	23,888,158	Company, Inc.	3/17/2011	411,905
	Chilean Peso	11,892,800	24,197	Deutsche Bank AG London	6/3/2011	626
	Chinese Yuan
	Renminbi	5,243,872	792,000	Barclays Capital	4/7/2011	6,558
	Chinese Yuan			Credit Suisse First Boston
	Renminbi	2,713,852	410,000	London	4/7/2011	3,277
	Chinese Yuan
	Renminbi	1,693,755	256,000	HSBC Bank USA	4/7/2011	1,932
	Chinese Yuan
	Renminbi	2,063,880	312,000	JPMorgan Chase Bank	4/7/2011	2,296
	Chinese Yuan			Morgan Stanley &
	Renminbi	14,456,988	2,184,000	Company, Inc.	4/7/2011	17,570
	Chinese Yuan
	Renminbi	15,361,766	2,299,598	Barclays Capital	6/15/2011	44,055
	Chinese Yuan
	Renminbi	11,611,655	1,770,831	Deutsche Bank AG London	6/15/2011	690
	Chinese Yuan
	Renminbi	7,705,376	1,148,000	HSBC Bank USA	6/15/2011	27,564
	Chinese Yuan
	Renminbi	15,517,000	2,360,000	JPMorgan Chase Bank	6/15/2011	7,337
	Chinese Yuan
	Renminbi	30,243,209	4,515,373	Royal Bank of Scotland PLC	6/15/2011	98,655
	Chinese Yuan
	Renminbi	7,508,850	1,130,000	Bank of America N.A.	9/14/2011	18,126
	Chinese Yuan
	Renminbi	7,390,320	1,113,000	Citibank N.A.	9/14/2011	17,002
	Chinese Yuan
	Renminbi	18,401,664	2,768,000	HSBC Bank USA	9/14/2011	45,669
	Chinese Yuan
	Renminbi	36,862,580	5,537,000	JPMorgan Chase Bank	9/14/2011	99,399
	Chinese Yuan
	Renminbi	1,046,000	162,802	Barclays Capital	11/15/2011	(2,548)
	Chinese Yuan
	Renminbi	6,292,666	968,624	Citibank N.A.	11/15/2011	(4,548)
	Chinese Yuan
	Renminbi	2,570,000	400,125	JPMorgan Chase Bank	11/15/2011	(6,385)
	Chinese Yuan
	Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(2,231)
	Chinese Yuan
	Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(10,744)
	Chinese Yuan
	Renminbi	30,936,600	5,114,017	Citibank N.A.	9/8/2015	(93,325)
	Chinese Yuan
	Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(12,550)
	Chinese Yuan			Morgan Stanley &
	Renminbi	3,753,050	610,000	Company, Inc.	9/8/2015	(918)
	Danish Krone	30,214,000	5,590,071	BNP Paribas SA	5/5/2011	(788)
	Euro	409,000	555,936	Bank of America N.A.	3/3/2011	8,457
	Euro	763,000	1,033,945	BNP Paribas SA	3/3/2011	18,943
	Euro	4,357,000	5,944,970	Citibank N.A.	3/3/2011	67,395
	Euro	5,672,000	7,648,749	Credit Suisse London Branch	3/3/2011	178,228
	Euro	16,734,000	23,040,809	Royal Bank of Scotland PLC	3/3/2011	50,977
	Euro	775,000	1,048,203	Citibank N.A.	4/19/2011	20,618
	Euro	20,979,000	28,531,167	Royal Bank of Scotland PLC	4/19/2011	401,463
	Indian Rupee	123,633,000	2,700,000	Bank of America N.A.	3/9/2011	27,832
	Indian Rupee	40,900,000	903,867	Citibank N.A.	3/9/2011	(1,452)
	Indian Rupee	88,958,880	1,956,000	JPMorgan Chase Bank	3/9/2011	6,784

393

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Indian Rupee	68,948,000	$1,529,581	Royal Bank of Scotland PLC	3/9/2011	($8,315)
	Indian Rupee	422,835,535	9,021,795	Citibank N.A.	8/12/2011	55,629
	Indian Rupee	38,400,000	821,390	Deutsche Bank AG London	8/12/2011	2,980
	Indonesian
	Rupiah	22,954,000,000	2,495,000	JPMorgan Chase Bank	4/15/2011	89,089
	Indonesian
	Rupiah	9,207,850,000	999,531	Citibank N.A.	7/27/2011	18,128
	Indonesian
	Rupiah	8,377,950,000	893,267	HSBC Bank USA	7/27/2011	32,671
	Indonesian
	Rupiah	2,702,000,000	294,368	JPMorgan Chase Bank	7/27/2011	4,260
	Indonesian
	Rupiah	5,241,000,000	565,067	Deutsche Bank AG London	10/31/2011	6,412
	Indonesian
	Rupiah	11,063,500,000	1,198,442	Royal Bank of Scotland PLC	10/31/2011	7,924
	Japanese Yen	202,141,000	2,437,005	Citibank N.A.	3/1/2011	34,006
	Japanese Yen	21,546,292,000	259,215,986	UBS AG	3/28/2011	4,214,417
	Malaysian
	Ringgit	600,000	194,963	Barclays Capital	8/11/2011	(356)
	Malaysian
	Ringgit	2,531,275	821,542	Citibank N.A.	8/11/2011	(531)
	Malaysian
	Ringgit	1,019,852	331,390	HSBC Bank USA	8/11/2011	(604)
	Malaysian
	Ringgit	600,000	194,710	JPMorgan Chase Bank	8/11/2011	(103)
	Mexican Peso	1,897,727	155,000	Deutsche Bank AG London	7/7/2011	111
	Mexican Peso	124,517,781	10,033,709	HSBC Bank USA	7/7/2011	143,772
	Mexican Peso	24,367,776	1,968,000	UBS AG	7/7/2011	23,704
	Norwegian Krone	37,155,000	6,450,129	Barclays Bank PLC	5/5/2011	162,180
	Philippine Peso	11,000,000	255,102	Bank of America N.A.	6/15/2011	(3,385)
	Philippine Peso	20,000,000	468,823	Citibank N.A.	6/15/2011	(11,156)
	Philippine Peso	38,330,000	871,731	Citibank N.A.	6/15/2011	5,388
	Philippine Peso	40,700,000	926,685	Citibank N.A.	6/15/2011	4,668
	Philippine Peso	19,000,000	437,184	Citibank N.A.	6/15/2011	(2,400)
	Philippine Peso	50,000,000	1,147,315	Citibank N.A.	6/15/2011	(3,148)
	Philippine Peso	38,474,000	877,200	Deutsche Bank AG London	6/15/2011	3,214
	Philippine Peso	28,905,000	660,384	HSBC Bank USA	6/15/2011	1,059
	Philippine Peso	39,525,000	901,368	JPMorgan Chase Bank	6/15/2011	3,096
				Morgan Stanley &
	Philippine Peso	87,995,980	1,999,000	Company, Inc.	6/15/2011	14,643
	Philippine Peso	25,432,500	591,660	Royal Bank of Scotland PLC	6/15/2011	(9,679)
	Pound Sterling	6,515,000	10,415,335	Bank of America N.A.	3/21/2011	174,117
	Pound Sterling	5,729,000	9,048,270	Barclays Bank PLC	3/21/2011	263,622
	Pound Sterling	21,689,000	34,921,583	Citibank N.A.	3/21/2011	331,619
				Credit Suisse London
	Pound Sterling	253,000	405,691	Branch	3/21/2011	5,534
	Pound Sterling	100,000	154,796	HSBC Bank USA	3/21/2011	7,744
	Pound Sterling	6,336,000	9,850,836	Royal Bank of Canada	3/21/2011	447,670
	Pound Sterling	8,701,000	13,983,636	Royal Bank of Scotland PLC	3/21/2011	158,931
				Goldman Sachs
	Singapore Dollar	355,183	268,000	International	3/9/2011	11,288
	Singapore Dollar	1,373,442	1,050,000	HSBC Bank USA	3/9/2011	29,965
	Singapore Dollar	703,714	550,390	Barclays Bank PLC	9/9/2011	3,570
	Singapore Dollar	200,000	156,548	Citibank N.A.	9/9/2011	891
	Singapore Dollar	200,000	156,262	Citibank N.A.	9/9/2011	1,177
	Singapore Dollar	200,000	156,357	JPMorgan Chase Bank	9/9/2011	1,082
	Singapore Dollar	200,000	155,554	Royal Bank of Scotland PLC	9/9/2011	1,885
	South Korean
	Won	2,802,824,000	2,516,000	Barclays Capital	3/9/2011	(32,493)
	South Korean			Morgan Stanley &
	Won	3,591,200,000	3,200,000	Company, Inc.	3/9/2011	(17,934)
	South Korean
	Won	1,904,790,000	1,692,626	Barclays Capital	5/9/2011	(1,547)
	South Korean
	Won	3,747,222,500	3,321,499	Citibank N.A.	5/9/2011	5,297

394

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	South Korean			Goldman Sachs
	Won	107,234,785	$94,497	International	5/9/2011	$707
	South Korean
	Won	251,000,000	223,588	HSBC Bank USA	5/9/2011	(750)
	South Korean
	Won	8,868,672,600	7,667,474	JPMorgan Chase Bank	5/9/2011	206,162
	South Korean
	Won	502,000,000	443,718	Royal Bank of Scotland PLC	5/9/2011	1,960
	South Korean
	Won	2,612,770,000	2,302,000	Barclays Capital	8/12/2011	21,250
	South Korean			Morgan Stanley &
	Won	2,836,024,000	2,522,592	Company, Inc.	8/12/2011	(826)
	South Korean
	Won	3,558,000,000	3,186,744	Royal Bank of Scotland PLC	8/12/2011	(23,005)
	Swedish Krona	26,618,000	4,128,406	BNP Paribas SA	5/5/2011	61,141
	Taiwan Dollar	683,025	22,884	Deutsche Bank AG London	4/6/2011	98
	Taiwan Dollar	82,556,160	2,872,000	HSBC Bank USA	4/6/2011	(94,228)

			$576,046,400			$8,133,975

	SELLS

	Australian Dollar	300,000	$304,973	Bank of America N.A.	3/3/2011	($435)
	Australian Dollar	6,709,000	6,558,819	Deutsche Bank AG London	4/29/2011	(222,965)
	Brazilian Real	604,905	359,207	Barclays Capital	3/2/2011	(4,361)
	Brazilian Real	604,905	362,002	Citibank N.A.	4/4/2011	346
	Canadian Dollar	200,000	205,436	Bank of America N.A.	3/3/2011	(413)
	Chinese Yuan
	Renminbi	26,172,346	3,989,047	Citibank N.A.	4/7/2011	3,413
	Chinese Yuan
	Renminbi	10,921,239	1,668,000	Barclays Capital	6/15/2011	1,811
	Euro	11,662,000	15,833,556	BNP Paribas SA	3/3/2011	(259,215)
				Credit Suisse London
	Euro	6,059,000	8,241,088	Branch	3/3/2011	(119,922)
	Euro	3,604,000	4,979,034	Royal Bank of Canada	3/3/2011	5,758
	Euro	36,287,000	49,679,083	Royal Bank of Scotland PLC	3/3/2011	(394,521)
	Euro	14,839,000	20,441,568	Royal Bank of Scotland PLC	4/4/2011	(26,901)
	Indian Rupee	283,735,015	6,214,355	Citibank N.A.	3/9/2011	(45,960)
	Indian Rupee	38,400,000	842,660	Deutsche Bank AG London	3/9/2011	(4,596)
	Indian Rupee	94,820	2,043	HSBC Bank USA	3/9/2011	(49)
	Indian Rupee	98,203	2,121	JPMorgan Chase Bank	3/9/2011	(45)
	Indian Rupee	111,842	2,413	UBS AG	3/9/2011	(55)
	Japanese Yen	660,000,000	7,964,329	Citibank N.A.	3/25/2011	(104,840)
	Japanese Yen	2,930,000,000	35,311,500	Royal Bank of Scotland PLC	4/11/2011	(514,961)
	Japanese Yen	283,324,000	3,443,392	Citibank N.A.	4/14/2011	(21,021)
	Japanese Yen	373,496,000	4,516,003	Royal Bank of Canada	4/14/2011	(51,010)
	Japanese Yen	2,010,000,000	24,512,195	Citibank N.A.	4/27/2011	(68,008)
				Morgan Stanley &
	Pound Sterling	2,091,000	3,398,178	Company, Inc.	3/7/2011	(914)
	Pound Sterling	2,363,000	3,799,749	Bank of America N.A.	3/21/2011	(41,061)
	Pound Sterling	16,810,000	26,213,833	Barclays Bank PLC	3/21/2011	(1,109,063)
	Pound Sterling	8,807,000	13,769,980	BNP Paribas SA	3/21/2011	(544,878)
	Pound Sterling	4,110,000	6,557,180	Citibank N.A.	3/21/2011	(123,195)
	Pound Sterling	16,809,000	26,217,216	Deutsche Bank AG London	3/21/2011	(1,104,057)
	Pound Sterling	13,537,000	21,250,230	Royal Bank of Scotland PLC	3/21/2011	(752,749)
	Singapore Dollar	703,714	549,906	Barclays Bank PLC	3/9/2011	(3,439)
	Singapore Dollar	624,911	480,314	Citibank N.A.	3/9/2011	(11,066)
	Singapore Dollar	200,000	156,250	JPMorgan Chase Bank	3/9/2011	(1,014)
	Singapore Dollar	200,000	155,509	Royal Bank of Scotland PLC	3/9/2011	(1,755)
	South African
	Rand	92,876	13,576	JPMorgan Chase Bank	7/28/2011	524
	South Korean			Morgan Stanley &
	Won	2,836,024,000	2,546,946	Company, Inc.	3/9/2011	34,021
	South Korean
	Won	3,558,000,000	3,216,998	Royal Bank of Scotland PLC	3/9/2011	64,350
			$303,758,689			($5,422,246)

395

DERIVATIVE INSTRUMENTS, CONTINUED

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held foreign forward currency contracts with USD notional absolute values ranging from approximately $1.0 million to $1.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Fund	SELLS

	Pound Sterling	739,632	$1,192,874	Bank of America N.A.	3/31/2011	($9,222)

			$1,192,874			($9,222)

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.2 million to $5.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Fund	SELLS

	Canadian Dollar	4,140,000	$4,178,906	Toronto Dominion Bank	3/31/2011	($79,866)
	Pound Sterling	615,000	976,620	Royal Bank of Scotland PLC	3/31/2011	(22,916)

			$5,155,526			($102,782)

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $14.2 million to $15.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund	SELLS

	Euro	4,305,000	$5,862,764	JPMorgan Chase Bank	3/15/2011	($76,936)
	Euro	2,008,733	2,737,597	Citibank N.A.	5/18/2011	(31,528)
	Euro	4,080,340	5,589,373	UBS AG London	5/18/2011	(35,553)

			$14,189,734			($144,017)

International Equity Index Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $13.7 million to $15.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Equity Index Fund	BUYS

	Australian Dollar	1,800,000	$1,756,980	Standard Chartered Bank	4/20/2011	$64,597
	Canadian Dollar	2,500,000	2,517,167	Standard Chartered Bank	4/20/2011	53,355
	Euro	2,400,000	3,110,184	Standard Chartered Bank	4/20/2011	199,673
	Hong Kong Dollar	5,000,000	643,476	Standard Chartered Bank	4/20/2011	(1,153)
	Japanese Yen	375,000,000	4,521,068	Standard Chartered Bank	4/20/2011	64,545
	Pound Sterling	1,500,000	2,335,350	Standard Chartered Bank	4/20/2011	102,058
	Swedish Krona	6,000,000	873,210	Standard Chartered Bank	4/20/2011	71,879

			$15,757,435			$554,954

396

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $40.2 million to $100.4 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Australian Dollar	5,150,000	$5,085,115	Deutsche Bank AG London	3/16/2011	$149,310
	Canadian Dollar	1,700,000	1,710,468	Bank of America N.A.	3/16/2011	38,808
	Canadian Dollar	1,437,000	1,441,975	Barclays Bank PLC	3/16/2011	36,678
	Canadian Dollar	1,438,000	1,443,282	BNP Paribas SA	3/16/2011	36,399
	Euro	4,015,000	5,388,893	Barclays Bank PLC	3/16/2011	150,618
	Euro	3,071,000	4,202,234	JPMorgan Chase Bank	3/16/2011	34,837
	Euro	3,655,000	4,741,047	UBS AG	3/16/2011	301,771
	Japanese Yen	511,071,000	6,133,385	Bank of America N.A.	3/16/2011	114,612
	Norwegian Krone	4,778,000	791,060	Deutsche Bank AG London	3/16/2011	61,506
	Norwegian Krone	4,777,000	797,296	JPMorgan Chase Bank	3/16/2011	55,091
	Pound Sterling	2,755,000	4,295,307	Barclays Bank PLC	3/16/2011	182,841
	South Korean Won	1,936,050,000	1,711,425	UBS AG	3/16/2011	4,189
	Swedish Krona	5,555,000	864,369	Citibank N.A.	3/16/2011	12,114
	Swedish Krona	16,415,000	2,428,027	JPMorgan Chase Bank	3/16/2011	161,974

			$41,033,883			$1,340,748

	SELLS

	Australian Dollar	2,100,000	$2,069,490	Bank of America N.A.	3/16/2011	($64,936)
	Australian Dollar	565,000	567,543	Barclays Bank PLC	3/16/2011	(6,720)
	Australian Dollar	3,135,000	3,046,907	Deutsche Bank AG London	3/16/2011	(139,487)
	Australian Dollar	3,896,000	3,850,366	JPMorgan Chase Bank	3/16/2011	(109,502)
	Brazilian Real	2,729,000	1,577,639	Citibank N.A.	3/16/2011	(58,910)
	Canadian Dollar	850,000	863,602	BNP Paribas SA	3/16/2011	(11,036)
	Canadian Dollar	2,875,000	2,900,185	Royal Bank of Canada	3/16/2011	(58,149)
	Canadian Dollar	850,000	862,819	UBS AG	3/16/2011	(11,819)
	Chilean Peso	611,250,000	1,280,507	Citibank N.A.	3/31/2011	(1,361)
	Euro	4,867,000	6,450,757	Bank of America N.A.	3/16/2011	(264,261)
	Euro	958,000	1,302,962	Barclays Bank PLC	3/16/2011	(18,795)
	Euro	976,000	1,301,340	BNP Paribas SA	3/16/2011	(45,251)
	Euro	327,000	438,621	Citibank N.A.	3/16/2011	(12,542)
	Euro	1,395,000	1,816,246	Goldman Sachs International	3/16/2011	(108,441)
	Euro	416,000	550,118	HSBC Bank USA	3/16/2011	(23,838)
	Euro	313,000	413,999	Morgan Stanley & Company, Inc.	3/16/2011	(17,848)
	Euro	327,000	434,925	UBS AG	3/16/2011	(16,238)
	Euro	1,162,000	1,539,442	Westpac Banking Corp.	3/16/2011	(63,773)
	Japanese Yen	71,550,000	874,037	Bank of America N.A.	3/16/2011	(683)
	Japanese Yen	219,029,000	2,618,277	Barclays Bank PLC	3/16/2011	(59,419)
	Japanese Yen	146,022,000	1,755,718	BNP Paribas SA	3/16/2011	(29,445)
	Japanese Yen	146,020,000	1,744,835	Goldman Sachs International	3/16/2011	(40,304)
	Japanese Yen	71,550,000	873,477	Westpac Banking Corp.	3/16/2011	(1,243)
	Mexican Peso	49,870,000	4,015,945	Royal Bank of Canada	3/16/2011	(99,498)
	Norwegian Krone	4,875,000	861,696	Citibank N.A.	3/16/2011	(8,178)
	Norwegian Krone	9,555,000	2,438,129	JPMorgan Chase Bank	3/16/2011	(136,698)
	Pound Sterling	2,145,000	3,382,933	Bank of America N.A.	3/16/2011	(103,683)
	Pound Sterling	3,107,000	4,891,757	Goldman Sachs International	3/16/2011	(158,554)
	Pound Sterling	833,000	1,296,156	HSBC Bank USA	3/16/2011	(57,854)
	South Korean Won	1,936,050,000	1,719,405	JPMorgan Chase Bank	3/16/2011	3,790
	Swedish Krona	10,860,000	1,581,834	UBS AG	3/16/2011	(131,685)

			$59,321,667			($1,856,361)

397

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Stock Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to approximately $16.3 million, as measured at each quarter end. At February 28, 2011, the Fund held no forward foreign currency contracts.

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rates changes. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values from approximately $72.3 million to $84.5million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund	BUYS

	Danish Krone	121,040	$22,381	Deutsche Bank AG London	4/26/2011	$12
	Danish Krone	545,200	100,430	State Street Bank & Trust Company	4/26/2011	434
	Swiss Franc	452,410	473,382	Bank of America N.A.	5/10/2011	13,861
	Swiss Franc	641,299	650,211	Deutsche Bank AG London	5/10/2011	40,465

			$1,246,404			$54,772

	SELLS

	Danish Krone	3,582,870	$645,981	State Street Bank & Trust Company	4/26/2011	($16,865)
	Euro	121,642	163,813	Bank of America N.A.	4/15/2011	(3,954)
	Euro	116,735	158,701	Barclays Bank PLC	4/15/2011	(2,298)
	Euro	2,197,154	2,988,803	Deutsche Bank AG London	4/15/2011	(41,488)
	Euro	810,000	1,100,725	HSBC Bank PLC	4/15/2011	(16,418)
	Euro	21,225,224	28,261,386	State Street Bank & Trust Company	4/15/2011	(1,012,213)
	Japanese Yen	2,226,555	27,000	Bank of America N.A.	4/20/2011	(227)
	Japanese Yen	66,769,670	823,747	Barclays Bank PLC	4/20/2011	7,268
	Japanese Yen	60,406,658	732,598	Deutsche Bank AG London	4/20/2011	(6,073)
	Japanese Yen	64,606,015	787,999	State Street Bank & Trust Company	4/20/2011	(2,023)
	Norwegian Krone	12,529,343	2,133,017	Bank of America N.A.	5/18/2011	(95,115)
	Pound Sterling	15,609,529	25,037,684	Deutsche Bank AG London	5/12/2011	(320,086)
	Pound Sterling	320,000	516,194	HSBC Bank PLC	5/12/2011	(3,648)
	Swiss Franc	140,000	146,905	Bank of America N.A.	5/10/2011	(3,875)
	Swiss Franc	4,556,919	4,731,084	Deutsche Bank AG London	5/10/2011	(176,693)
	Swiss Franc	2,663,492	2,761,812	State Street Bank & Trust Company	5/10/2011	(106,753)

			$71,017,449			($1,800,461)

Real Return Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $132.7 million to $153.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond	BUYS

	Brazilian Real	10,846,224	$6,359,930	Citibank N.A.	3/2/2011	$159,017
	Brazilian Real	10,846,224	6,392,918	Barclays Bank PLC	4/4/2011	91,732
	Brazilian Real	10,846,224	6,402,730	Citibank N.A.	6/2/2011	(6,042)
	Canadian Dollar	8,291,000	8,386,548	Morgan Stanley & Company, Inc.	3/17/2011	144,610
	Chinese Yuan Renminbi	1,335,000	207,782	Barclays Bank PLC	11/15/2011	(3,252)
	Chinese Yuan Renminbi	8,032,795	1,236,480	Citibank N.A.	11/15/2011	(5,806)
	Chinese Yuan Renminbi	4,979,149	774,754	JPMorgan Chase Bank	11/15/2011	(11,917)
	Chinese Yuan Renminbi	10,000,000	1,543,448	Deutsche Bank AG London	2/13/2012	(7,341)
	Chinese Yuan Renminbi	29,032,780	4,457,787	JPMorgan Chase Bank	2/13/2012	1,959
	Indian Rupee	5,937,120	126,000	Bank of America N.A.	3/9/2011	4,996
	Indian Rupee	16,672,300	370,000	Barclays Bank PLC	3/9/2011	(2,143)
	Indian Rupee	138,677,100	3,042,265	Citibank N.A.	3/9/2011	17,499
	Indian Rupee	111,386,900	2,440,000	Deutsche Bank AG London	3/9/2011	17,635
	Indian Rupee	76,371,500	1,654,000	JPMorgan Chase Bank	3/9/2011	31,057
	Indian Rupee	14,560,000	322,991	Royal Bank of Scotland PLC	3/9/2011	(1,739)
	Indian Rupee	18,128,000	400,000	UBS AG	3/9/2011	(25)
	Indian Rupee	45,500,000	973,262	Deutsche Bank AG London	8/12/2011	3,531
	Indian Rupee	253,887,603	5,461,710	HSBC Bank USA, N.A.	8/12/2011	(11,257)
	Indian Rupee	82,345,317	1,772,296	Royal Bank of Scotland PLC	8/12/2011	(4,509)

398

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond, continued	BUYS

	Malaysian Ringgit	963,101	$313,000	Citibank N.A.	5/11/2011	$1,269
	Malaysian Ringgit	3,810,970	1,232,575	Barclays Bank PLC	8/11/2011	3,499
	Malaysian Ringgit	3,610,000	1,170,181	Citibank N.A.	8/11/2011	710
	Malaysian Ringgit	1,050,760	341,433	HSBC Bank USA, N.A.	8/11/2011	(623)
	Malaysian Ringgit	600,000	194,710	JPMorgan Chase Bank	8/11/2011	(103)
	Singapore Dollar	2,014,421	1,530,000	Deutsche Bank AG London	3/9/2011	53,979
	Singapore Dollar	2,887,280	2,255,925	Bank of America N.A.	6/9/2011	15,669
	Singapore Dollar	1,014,421	793,400	Barclays Bank Plc	9/9/2011	5,146
	Singapore Dollar	500,000	390,941	Citibank N.A.	9/9/2011	2,656
	Singapore Dollar	300,000	234,535	JPMorgan Chase Bank	9/9/2011	1,623
	Singapore Dollar	200,000	155,554	Royal Bank of Scotland PLC	9/9/2011	1,885

			$60,937,155			$503,715

	SELLS

	Australian Dollar	2,994,000	$2,926,979	Deutsche Bank AG London	4/29/2011	($99,502)
	Brazilian Real	10,846,224	6,440,751	Barclays Bank PLC	3/2/2011	(78,196)
	Brazilian Real	10,846,224	6,490,858	Citibank N.A.	4/4/2011	6,209
	Euro	2,037,000	2,765,798	Bank of America N.A.	4/19/2011	(43,477)
	Euro	1,150,000	1,586,009	BNP Paribas	4/19/2011	17
	Euro	4,700,000	6,367,010	JPMorgan Chase Bank	4/19/2011	(114,870)
	Euro	3,504,000	4,795,855	Royal Bank of Scotland PLC	4/19/2011	(36,594)
	Euro	33,538,000	45,211,773	UBS AG	4/19/2011	(1,041,268)
	Indian Rupee	45,500,000	998,464	Deutsche Bank AG London	3/9/2011	(5,446)
	Indian Rupee	253,887,603	5,604,583	HSBC Bank USA, N.A.	3/9/2011	2,820
	Indian Rupee	82,345,317	1,818,882	Royal Bank of Scotland PLC	3/9/2011	2,019
	Pound Sterling	1,312,000	2,045,958	Barclays Bank PLC	3/21/2011	(86,561)
	Pound Sterling	3,000	4,821	Citibank N.A.	3/21/2011	(55)
	Pound Sterling	1,312,000	2,046,343	Deutsche Bank AG London	3/21/2011	(86,176)
	Pound Sterling	875,000	1,367,848	Royal Bank of Scotland PLC	3/21/2011	(54,373)
	Singapore Dollar	1,014,421	792,702	Barclays Bank PLC	3/9/2011	(4,957)
	Singapore Dollar	500,000	390,705	Citibank N.A.	3/9/2011	(2,455)
	Singapore Dollar	300,000	234,375	JPMorgan Chase Bank	3/9/2011	(1,521)
	Singapore Dollar	200,000	155,509	Royal Bank of Scotland PLC	3/9/2011	(1,755)

			$92,045,223			($1,646,141)

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diversity and liquidity of the Fund and for risk management. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $93.7 million to $105.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Australian Dollar	1,061,980	$1,051,308	JPMorgan Chase Bank	5/18/2011	$19,617
	Brazilian Real	605,000	355,318	Credit Suisse London	5/18/2011	2,940
	Canadian Dollar	113,236	114,582	Royal Bank of Canada	5/18/2011	1,770
	Chilean Peso	263,220,000	545,930	Credit Suisse London	5/9/2011	4,444
	Chilean Peso	462,286,200	964,000	Credit Suisse London	5/18/2011	1,990
	Chinese Yuan Renminbi	4,855,000	736,611	Credit Suisse Securities Ltd.	7/7/2011	4,467
	Chinese Yuan Renminbi	4,748,455	719,341	State Street Bank London	7/7/2011	5,473
	Chinese Yuan Renminbi	5,460,000	838,002	State Street Bank London	12/16/2011	(705)
	Chinese Yuan Renminbi	3,245,000	497,661	Morgan Stanley & Company, Inc.	12/19/2011	6
	Chinese Yuan Renminbi	9,740,000	1,493,292	State Street Bank London	12/19/2011	475
	Czech Koruna	4,623,996	256,974	Bank of America Merrill Lynch	5/18/2011	4,998
	Danish Krone	1,086,651	196,857	Goldman Sachs International	5/18/2011	4,136
	Euro	2,665,000	3,666,507	Morgan Stanley & Company, Inc.	3/1/2011	11,059
	Euro	63,000	83,558	State Street Bank London	3/9/2011	3,372
	Hungarian Forint	47,638,665	235,195	Deutsche Bank AG	5/18/2011	4,801
	Indian Rupee	16,920,000	369,836	State Street Bank London	3/7/2011	3,622
	Japanese Yen	5,568,092	68,000	JPMorgan Chase Bank	5/18/2011	104
	Japanese Yen	797,419,292	9,530,528	UBS AG	5/18/2011	222,836
	Malaysian Ringgit	208,556	68,000	Standard Chartered Bank	3/22/2011	277
	Mexican Peso	11,140,000	918,611	Goldman Sachs International	3/1/2011	1,860

399

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund, continued BUYS

	Mexican Peso	6,460,000	$516,986	Royal Bank of Scotland PLC	3/1/2011	$16,788
	Norwegian Krone	6,360,000	1,089,652	Morgan Stanley & Company, Inc.	4/26/2011	42,763
	Norwegian Krone	8,901,489	1,528,126	State Street Bank London	5/18/2011	54,853
	Philippine Peso	56,878,360	1,298,000	Standard Chartered Bank	5/18/2011	4,295
	Polish Zloty	1,540,000	502,262	State Street Bank London	3/7/2011	34,447
	Polish Zloty	1,545,000	539,145	Credit Suisse Securities Ltd.	5/10/2011	(3,392)
	Polish Zloty	1,616,424	564,000	Bank of America Merrill Lynch	5/18/2011	(3,832)
	Polish Zloty	1,396,334	478,754	Goldman Sachs International	5/18/2011	5,143
	Pound Sterling	335,000	517,957	Credit Suisse Securities Ltd.	4/11/2011	26,448
	Russian Ruble	30,775,000	996,132	JPMorgan Chase Bank	3/17/2011	68,782
	Russian Ruble	18,567,395	638,000	Bank of America Merrill Lynch	3/23/2011	4,234
	Russian Ruble	25,743,549	831,000	JPMorgan Chase Bank	3/23/2011	59,453
	Russian Ruble	2,142,700	70,000	Standard Chartered Bank	3/23/2011	4,115
	Russian Ruble	11,335,000	362,256	State Street Bank London	3/23/2011	29,814
	Russian Ruble	16,490,000	565,113	Goldman Sachs and Company	5/25/2011	2,234
	Singapore Dollar	1,385,000	1,083,487	Morgan Stanley & Company, Inc.	4/21/2011	5,850
	Singapore Dollar	1,435,000	1,119,921	Standard Chartered Bank	4/21/2011	8,742
	Singapore Dollar	1,655,457	1,295,000	Citibank N.A.	5/18/2011	7,274
	Singapore Dollar	2,708,363	2,116,967	Standard Chartered Bank	5/18/2011	13,581
	Singapore Dollar	635,000	497,805	Standard Chartered Bank	5/23/2011	1,736
	South African Rand	168,341	23,000	JPMorgan Chase Bank	5/18/2011	906
	South Korean Won	509,495,000	439,921	Citibank N.A.	3/21/2011	11,588
	South Korean Won	2,610,899,000	2,320,000	Bank of America Merrill Lynch	4/14/2011	(4,683)
	South Korean Won	34,735,500	31,000	JPMorgan Chase Bank	4/14/2011	(197)
	South Korean Won	680,870,000	602,860	Standard Chartered Bank	5/17/2011	1,743
	South Korean Won	643,735,000	565,424	Morgan Stanley & Company, Inc.	5/31/2011	6,410
	Swedish Krona	3,595,000	508,487	State Street Bank London	3/2/2011	59,121
	Swedish Krona	3,210,000	472,834	Morgan Stanley & Company, Inc.	3/21/2011	33,528
	Swedish Krona	13,753,900	2,114,846	State Street Bank London	5/18/2011	48,401
	Swedish Krona	3,475,000	537,243	Morgan Stanley & Company, Inc.	6/1/2011	8,893
	Swiss Franc	1,629,155	1,689,995	Credit Suisse Securities Ltd.	5/18/2011	64,728
	Taiwan Dollar	22,950,850	806,000	JPMorgan Chase Bank	5/18/2011	(32,828)
	Thailand Baht	12,161,000	396,188	Citibank N.A.	5/18/2011	226
	Turkish Lira	31,916	20,000	JPMorgan Chase Bank	5/18/2011	(257)
	Turkish Lira	390,323	242,527	Morgan Stanley & Company, Inc.	5/18/2011	(1,072)

			$50,090,999			$877,377

	SELLS

	Brazilian Real	3,025,000	$1,783,608	Morgan Stanley & Company, Inc.	4/4/2011	($24,953)
	Brazilian Real	6,690,720	3,945,000	Goldman Sachs and Company	5/18/2011	(16,986)
	Canadian Dollar	1,415,000	1,436,709	Royal Bank of Canada	5/24/2011	(17,018)
	Chilean Peso	263,220,000	547,315	Credit Suisse London	5/9/2011	(3,059)
	Chilean Peso	295,981,050	615,000	Credit Suisse London	5/18/2011	(3,480)
	Euro	525,000	683,366	Credit Suisse Securities Ltd.	3/1/2011	(41,107)
	Euro	2,140,000	2,797,205	State Street Bank London	3/1/2011	(155,888)
	Euro	4,669,000	6,239,512	State Street Bank London	3/9/2011	(202,900)
	Euro	500,000	681,545	Morgan Stanley & Company, Inc.	4/21/2011	(8,000)
	Euro	395,000	537,666	Credit Suisse Securities Ltd.	5/10/2011	(6,931)
	Euro	205,000	282,335	Deutsche Bank AG	5/10/2011	(304)
	Euro	11,702,766	15,838,473	Bank of America Merrill Lynch	5/18/2011	(294,297)
	Euro	1,236,143	1,701,241	JPMorgan Chase Bank	5/18/2011	(2,837)
	Euro	1,010,027	1,365,475	Royal Bank of Scotland PLC	5/18/2011	(26,890)
	Euro	103,205	140,588	UBS AG	5/18/2011	(1,686)
	Euro	2,655,000	3,648,275	Morgan Stanley & Company, Inc.	6/1/2011	(10,906)
	Indian Rupee	16,920,000	368,949	Credit Suisse London	3/7/2011	(4,509)
	Japanese Yen	42,300,000	503,242	State Street Bank London	3/8/2011	(13,861)
	Japanese Yen	40,435,000	480,437	Citibank N.A.	3/22/2011	(13,913)
	Japanese Yen	54,010,000	658,964	UBS AG	4/21/2011	(1,492)
	Japanese Yen	44,275,000	531,755	Citibank N.A.	5/23/2011	(9,804)
	Malaysian Ringgit	2,202,200	700,000	JPMorgan Chase Bank	3/22/2011	(20,955)
	Mexican Peso	17,600,000	1,406,040	State Street Bank London	3/1/2011	(48,205)
	Mexican Peso	11,572,563	951,480	JPMorgan Chase Bank	5/18/2011	1,463
	Mexican Peso	1,914,638	156,831	Morgan Stanley & Company, Inc.	5/18/2011	(346)
	Mexican Peso	11,665,000	954,544	Goldman Sachs International	6/1/2011	(2,103)
	Philippine Peso	56,878,360	1,289,513	Standard Chartered Bank	5/18/2011	(12,782)
	Pound Sterling	28,304	46,000	JPMorgan Chase Bank	5/18/2011	24

400

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund, continued SELLS

	Pound Sterling	151,931	$244,133	Royal Bank of Scotland PLC	5/18/2011	($2,657)
	Singapore Dollar	695,000	544,756	Citibank N.A.	4/21/2011	(1,879)
	South African Rand	5,412,520	761,137	Goldman Sachs International	5/18/2011	(11,111)
	South African Rand	7,499,411	1,015,823	State Street Bank London	5/18/2011	(49,177)
	Swedish Krona	3,595,000	558,291	Morgan Stanley & Company, Inc.	3/2/2011	(9,317)
	Swedish Krona	3,210,000	501,180	Deutsche Bank AG	3/21/2011	(5,182)
	Swedish Krona	4,389,399	684,000	Goldman Sachs International	5/18/2011	(6,375)
	Turkish Lira	1,447,954	899,686	Morgan Stanley & Company, Inc.	5/18/2011	3,976

			$55,500,074			($1,025,447)

Total Return Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $324.3 million to $535.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Australian Dollar	6,906,000	$6,750,739	Westpac Banking Corp.	4/29/2011	$230,182
	Brazilian Real	52,064,531	30,529,220	Citibank N.A.	3/2/2011	763,322
	Brazilian Real	52,064,531	30,687,570	Barclays Capital	4/4/2011	440,333
	Brazilian Real	52,064,531	30,734,670	Citibank N.A.	6/2/2011	(29,001)
	Brazilian Real	372,200	200,000	Bank of America N.A.	9/2/2011	14,438
	Brazilian Real	185,950	100,000	Morgan Stanley & Company, Inc.	9/2/2011	7,133
	Canadian Dollar	3,699,000	3,757,858	Deutsche Bank AG London	3/17/2011	48,287
	Canadian Dollar	18,947,000	19,165,351	Morgan Stanley & Company, Inc.	3/17/2011	330,469
	Canadian Dollar	1,040,000	1,060,862	Royal Bank of Scotland PLC	3/17/2011	9,263
	Chinese Yuan Renminbi	1,549,000	241,089	Barclays Capital	11/15/2011	(3,773)
	Chinese Yuan Renminbi	9,317,509	1,434,235	Citibank N.A.	11/15/2011	(6,735)
	Chinese Yuan Renminbi	22,915,219	3,569,071	HSBC Bank USA	11/15/2011	(58,316)
	Chinese Yuan Renminbi	26,307,000	4,089,760	JPMorgan Chase Bank	11/15/2011	(59,364)
	Chinese Yuan Renminbi	27,280,000	4,266,767	Barclays Capital	2/13/2012	(76,267)
	Indian Rupee	66,376,000	1,455,986	Barclays Capital	3/9/2011	8,531
	Indian Rupee	101,028,000	2,200,000	JPMorgan Chase Bank	3/9/2011	29,077
	Indian Rupee	36,688,000	806,413	Royal Bank of Scotland PLC	3/9/2011	3,069
	Indian Rupee	27,870,000	600,000	Bank of America N.A.	5/9/2011	7,811
	Indian Rupee	65,684,000	1,425,944	Barclays Capital	5/9/2011	6,544
	Indian Rupee	65,270,000	1,401,675	JPMorgan Chase Bank	5/9/2011	21,785
	Indian Rupee	46,160,000	1,000,000	Morgan Stanley & Company, Inc.	5/9/2011	6,694
	Indian Rupee	204,092,000	4,357,402	Citibank N.A.	8/12/2011	24,040
	Indonesian Rupiah	2,941,760,000	320,000	Citibank N.A.	4/15/2011	11,174
	Indonesian Rupiah	10,684,000,000	1,200,000	JPMorgan Chase Bank	4/15/2011	2,771
	Indonesian Rupiah	6,375,000,000	700,000	Morgan Stanley & Company, Inc.	4/15/2011	17,677
	Indonesian Rupiah	9,463,559,500	1,021,452	Barclays Capital	7/27/2011	24,468
	Indonesian Rupiah	661,500,000	70,000	BNP Paribas SA	7/27/2011	3,110
	Indonesian Rupiah	16,454,000,000	1,773,822	Citibank N.A.	7/27/2011	44,687
	Indonesian Rupiah	16,247,100,000	1,738,865	HSBC Bank USA	7/27/2011	56,778
	Indonesian Rupiah	3,329,000,000	362,676	JPMorgan Chase Bank	7/27/2011	5,248
	Indonesian Rupiah	661,500,000	70,000	Royal Bank of Scotland PLC	7/27/2011	3,110
	Indonesian Rupiah	6,456,000,000	696,065	Deutsche Bank AG London	10/31/2011	7,899
	Indonesian Rupiah	13,629,200,000	1,476,368	Royal Bank of Scotland PLC	10/31/2011	9,762
	Malaysian Ringgit	3,400,000	1,100,435	Barclays Capital	8/11/2011	2,343
	Malaysian Ringgit	6,660,000	2,158,714	Citibank N.A.	8/11/2011	1,433
	Malaysian Ringgit	1,888,696	613,711	HSBC Bank USA	8/11/2011	(1,119)
	Malaysian Ringgit	1,100,000	356,969	JPMorgan Chase Bank	8/11/2011	(188)
	Mexican Peso	1,570,000	127,249	Citibank N.A.	7/7/2011	1,075
	Mexican Peso	6,614,285	536,678	Deutsche Bank AG London	7/7/2011	3,942
	Mexican Peso	223,927,157	18,270,074	HSBC Bank USA	7/7/2011	32,650
	Norwegian Krone	3,356,185	600,000	Deutsche Bank AG London	3/3/2011	(734)
	Norwegian Krone	1,677,712	300,000	UBS AG	3/3/2011	(435)
	Philippine Peso	13,200,000	300,000	Bank of America N.A.	4/15/2011	2,483
	Philippine Peso	8,496,000	200,000	Barclays Capital	4/15/2011	(5,311)
	Philippine Peso	19,495,500	450,000	Citibank N.A.	4/15/2011	(3,253)
	Philippine Peso	19,527,000	450,000	JPMorgan Chase Bank	4/15/2011	(2,531)

401

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	BUYS

	Philippine Peso	6,000,000	$139,147	Bank of America N.A.	6/15/2011	($1,846)
	Philippine Peso	115,790,000	2,600,000	Barclays Capital	6/15/2011	49,663
	Philippine Peso	67,928,000	1,570,504	Citibank N.A.	6/15/2011	(16,084)
	Philippine Peso	20,951,000	480,643	Deutsche Bank AG London	6/15/2011	(1,214)
	Philippine Peso	9,247,000	211,263	HSBC Bank USA	6/15/2011	339
	Philippine Peso	91,745,000	2,088,369	JPMorgan Chase Bank	6/15/2011	11,064
	Philippine Peso	30,087,000	678,048	Barclays Capital	11/15/2011	7,206
	Philippine Peso	97,237,500	2,216,558	Citibank N.A.	11/15/2011	(1,902)
	Philippine Peso	13,215,000	300,000	Deutsche Bank AG London	11/15/2011	981
	Philippine Peso	13,176,000	300,000	Goldman Sachs International	11/15/2011	93
	Philippine Peso	39,498,000	900,000	JPMorgan Chase Bank	11/15/2011	(404)
	Singapore Dollar	2,312,410	1,800,000	Citibank N.A.	3/9/2011	18,294
	Singapore Dollar	385,590	300,000	Goldman Sachs International	3/9/2011	3,197
	Singapore Dollar	3,247,359	2,500,000	HSBC Bank USA	3/9/2011	53,463
	Singapore Dollar	775,050	600,000	JPMorgan Chase Bank	3/9/2011	9,437
	Singapore Dollar	132,170	100,000	Morgan Stanley & Company, Inc.	3/9/2011	3,928
	Singapore Dollar	4,278,304	3,345,012	Bank of America N.A.	6/9/2011	20,983
	Singapore Dollar	257,280	200,000	Citibank N.A.	6/9/2011	2,417
	Singapore Dollar	1,857,876	1,425,439	Deutsche Bank AG London	6/9/2011	36,263
	Singapore Dollar	2,270,030	1,750,000	Goldman Sachs International	6/9/2011	35,967
	Singapore Dollar	1,491,875	1,150,000	JPMorgan Chase Bank	6/9/2011	23,747
	Singapore Dollar	1,182,399	898,295	Royal Bank of Scotland PLC	6/9/2011	31,968
	Singapore Dollar	700,000	547,485	Barclays Bank PLC	9/9/2011	3,551
	Singapore Dollar	1,300,000	1,016,276	Citibank N.A.	9/9/2011	7,076
	Singapore Dollar	1,200,000	940,918	Deutsche Bank AG London	9/9/2011	3,714
	Singapore Dollar	2,152,579	1,687,300	JPMorgan Chase Bank	9/9/2011	7,196
	Singapore Dollar	1,500,000	1,174,307	Royal Bank of Scotland PLC	9/9/2011	6,484
	South African Rand	3,484,750	500,000	JPMorgan Chase Bank	4/28/2011	(3,659)
	South African Rand	2,790,600	400,000	Morgan Stanley & Company, Inc.	4/28/2011	(2,528)
	South African Rand	46,215,307	6,755,636	JPMorgan Chase Bank	7/28/2011	(260,776)
	South African Rand	2,280,450	300,000	Barclays Bank PLC	9/13/2011	18,272
	South African Rand	759,900	100,000	Morgan Stanley & Company, Inc.	9/13/2011	6,056
	South African Rand	760,000	100,000	UBS AG	9/13/2011	6,070
	South Korean Won	338,220,000	300,000	Morgan Stanley & Company, Inc.	3/9/2011	(312)
	South Korean Won	341,490,000	300,000	Bank of America N.A.	5/9/2011	3,176
	South Korean Won	477,700,000	426,413	Barclays Capital	5/9/2011	(2,310)
	South Korean Won	2,621,860,000	2,330,698	Citibank N.A.	5/9/2011	(3,002)
	South Korean Won	450,115,350	400,824	Goldman Sachs International	5/9/2011	(1,210)
	South Korean Won	612,250,000	538,732	HSBC Bank USA	5/9/2011	4,826
	South Korean Won	12,944,170,250	11,291,519	JPMorgan Chase Bank	5/9/2011	200,356
	South Korean Won	6,074,136,000	5,400,000	Morgan Stanley & Company, Inc.	5/9/2011	(7,363)
	South Korean Won	537,000,000	474,654	Royal Bank of Scotland PLC	5/9/2011	2,096
	South Korean Won	464,600,000	400,000	UBS AG	5/9/2011	12,473
	South Korean Won	383,180,000	340,000	Citibank N.A.	8/12/2011	720
	South Korean Won	349,463,000	310,000	Goldman Sachs International	8/12/2011	739
	South Korean Won	150,220,000	133,618	Morgan Stanley & Company, Inc.	8/12/2011	(44)
	South Korean Won	188,000,000	168,383	Royal Bank of Scotland PLC	8/12/2011	(1,216)
	Taiwan Dollar	9,911,000	325,805	Bank of America N.A.	4/6/2011	7,671
	Taiwan Dollar	25,995,374	867,740	Deutsche Bank AG London	4/6/2011	6,928
	Taiwan Dollar	10,169,926	336,085	JPMorgan Chase Bank	4/6/2011	6,103

			$248,147,361			$2,243,208

	SELLS

	Brazilian Real	52,064,531	$30,917,180	Barclays Capital	3/2/2011	($375,362)
	Brazilian Real	52,064,531	31,157,709	Citibank N.A.	4/4/2011	29,805
	Canadian Dollar	3,222,000	3,265,910	Citibank N.A.	3/17/2011	(49,418)
	Canadian Dollar	1,997,000	2,017,549	Credit Suisse London Branch	3/17/2011	(37,296)
	Euro	3,587,000	4,893,906	Barclays Bank PLC	4/19/2011	(53,010)
	Euro	26,811,000	36,198,320	Citibank N.A.	4/19/2011	(777,357)
	Euro	310,000	427,383	Deutsche Bank AG London	4/19/2011	(145)
	Euro	1,700,000	2,302,961	JPMorgan Chase Bank	4/19/2011	(41,549)
	Euro	26,296,000	35,449,007	UBS AG	4/19/2011	(816,423)
	Indian Rupee	204,092,000	4,470,016	Citibank N.A.	3/9/2011	(33,059)
	Japanese Yen	9,130,000,000	111,169,963	Citibank N.A.	4/25/2011	(478,704)
	Pound Sterling	1,431,000	2,231,529	Barclays Bank PLC	3/21/2011	(94,412)
	Pound Sterling	1,430,000	2,230,390	Deutsche Bank AG London	3/21/2011	(93,926)

402

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	SELLS

	Pound Sterling	9,433,000	$14,986,606	Royal Bank of Scotland PLC	3/21/2011	($345,749)
	Singapore Dollar	700,000	547,003	Barclays Bank PLC	3/9/2011	(3,421)
	Singapore Dollar	1,300,000	1,015,620	Citibank N.A.	3/9/2011	(6,596)
	Singapore Dollar	1,200,000	939,997	Deutsche Bank AG London	3/9/2011	(3,587)
	Singapore Dollar	2,152,579	1,685,758	JPMorgan Chase Bank	3/9/2011	(6,857)
	Singapore Dollar	1,500,000	1,173,332	Royal Bank of Scotland PLC	3/9/2011	(6,148)
	South Korean Won	150,220,000	134,908	Morgan Stanley & Company, Inc.	3/9/2011	1,802
	South Korean Won	188,000,000	169,982	Royal Bank of Scotland PLC	3/9/2011	3,400

			$287,385,029			($3,188,012)

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Funds’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six-month ended February 28, 2011, the Funds used purchased options for the following reasons: Global Bond Fund used purchased options to enhance potential gain/income, and Real Return Bond Fund used purchased options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. During the period ended February 28, 2011, Global Bond Fund and Real Return Bond Fund held purchased options with market values up to approximately $17,000 and $84,000 respectively.

The following tables summarize the Funds’ written options activities during the six months ended February 28, 2011. In addition, the tables detail how the Funds used written option contracts during the six-month period ended December 31, 2010.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alpha Opportunities Fund

Outstanding, beginning of period	370	$59,318
Options written	432	137,190
Option closed	(674)	(155,343)
Options expired	(128)	(41,165)
Outstanding, end of period	—	—

Global Bond Fund

Outstanding, beginning of period	217,300,000	$1,683,382
Options written	436,841,560	3,463,876
Options closed	(98,600,000)	(262,465)
Options expired	(267,740,718)	(2,283,258)
Outstanding, end of period	287,800,842	$2,601,535

Real Return Bond Fund

Outstanding, beginning of period	240,900,000	$1,953,290
Options written	269,401,586	2,151,964
Options closed	(10,500,455)	(302,418)
Options expired	(241,000,929)	(1,747,114)
Outstanding, end of period	258,800,202	$2,055,722

Total Return Fund

Outstanding, beginning of period	653,000,118	$4,990,767
Options written	577,702,328	4,594,624
Options closed	(141,900,000)	(543,247)
Options expired	(476,101,144)	(2,702,549)
Outstanding, end of period	612,701,302	$6,339,595

403

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Value & Restructuring Fund

Outstanding, beginning of period	8,498	$1,738,841
Options written	6,720	825,579
Options closed	(9,362)	(1,863,546)
Options expired	(5,571)	(592,952)
Outstanding, end of period	285	$107,922

Options on Securities

Alpha Opportunities Fund

The Fund used written options to enhance potential gain/income. At February 28, 2011, the Fund held no options on securities.

Value & Restructuring Fund

The Fund used written options to enhance potential gain/income.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Value & Restructuring Fund	CALLS

	Anadarko Petroleum Corp.	$85.00	May 2011	100	$30,954	($43,500)
	Eaton Corp.	100.00	Apr 2011	90	55,969	(94,500)
	Tyco International Ltd.	42.00	Apr 2011	95	20,999	(35,625)

				285	$107,922	($173,625)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	Eurodollar Futures	$99.375	Sep 2011	258	$111,713	($158,025)
	U.S. Treasury 10-Year Note Futures	118.500	Mar 2011	115	51,822	(141,953)
	U.S. Treasury 10-Year Note Futures	119.500	Mar 2011	115	29,124	(82,656)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	96	54,900	(51,000)

				584	$247,559	($433,634)

	PUTS

	Eurodollar Futures	$99.375	Sep 2011	258	$158,589	($48,375)

				258	$158,589	($48,375)

Real Return Bond Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	Eurodollar Futures	$99.375	Sep 2011	37	$17,319	($22,663)
	U.S. Treasury 10-Year Note Futures	122.000	Mar 2011	11	3,925	(1,202)
	U.S. Treasury 10-Year Note Futures	121.000	Mar 2011	24	8,690	(6,000)
	U.S. Treasury 10-Year Note Futures	120.000	Mar 2011	41	18,382	(21,141)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	52	28,551	(28,551)

				165	$76,867	($79,557)

	PUTS

	Eurodollar Futures	$99.375	Sep 2011	37	$23,677	($6,938)

				37	$23,677	($6,938)

Total Return Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Total Return Fund	CALLS

	Eurodollar Futures	$99.375	Sep 2011	447	$191,524	($273,787)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	68	37,018	(36,125)

				515	$228,542	($309,912)

404

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	Eurodollar Futures	$99.375	Sep 2011	447	$278,486	($83,812)
	Eurodollar Futures	99.000	Mar 2012	340	268,511	(199,750)

				787	$546,997	($283,562)

Foreign Currency Options

Global Bond Fund

The Fund used written options to enhance potential gain/income.

							USD
			EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	U.S. Dollar versus Korean Won	Bank of America N.A.	$1,227.00	Mar 2011	USD	7,700,000	$7,700,000	$101,640	($216)
	U.S. Dollar versus Korean Won	Citibank N.A.	1,180.00	Apr 2011	USD	3,900,000	3,900,000	27,768	(23,408)
	U.S. Dollar versus Korean Won	The Royal Bank of Scotland PLC	1,180.00	Apr 2011	USD	3,900,000	3,900,000	27,885	(23,407)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	12.80	Apr 2011	USD	5,400,000	5,400,000	51,300	(12,382)

						20,900,000	$20,900,000	$208,593	($59,413)

	PUTS

	Australian Dollar versus U.S. Dollar	JPMorgan Chase Bank	$0.97	Mar 2011	AUD	4,600,000	$4,518,000	$41,998	($5)

						4,600,000	$4,518,000	$41,998	($5)

Interest Rate Swaptions

Global Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	25,900,000	$228,133	($350,904)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.20%	Sep 2012	USD	50,800,000	390,799	(688,259)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	109,872	(129,489)
	3-Year Interest Rate Swap	Barclay’s Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(59,949)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(97,117)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(76,734)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.70%	Jun 2012	USD	6,900,000	71,626	(101,625)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,054	(89,923)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(92,321)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(97,207)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(1,152)

								142,300,000	$1,263,316	($1,784,680)

Real Return Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund	CALLS

	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	3,400,000	$23,237	($46,065)
	2-Year Interest Rate Swap	Merrill Lynch Capital Services	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	1,500,000	9,600	(20,323)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	67,900,000	547,222	(919,936)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	328,913	(419,640)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	86,014	(89,923)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.00%	Nov 2012	USD	12,600,000	71,887	(161,277)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.70%	Mar 2011	USD	5,500,000	20,350	(9,031)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3-Month USD LIBOR	Receive	2.70%	Mar 2011	USD	5,100,000	22,313	(8,374)
	5-Year Interest Rate Swap	UBS AG	3-Month USD LIBOR	Receive	2.70%	Mar 2011	USD	4,500,000	13,556	(7,389)
	10-Year Interest Rate Swap	Merrill Lynch Capital Services	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	(419)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	(733)

								149,600,000	$1,167,492	($1,683,110)

405

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund,
continued	PUTS

	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.90%	Mar 2011	USD	5,500,000	$7,150	($645)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3-Month USD LIBOR	Receive	2.10%	Mar 2011	USD	5,100,000	10,200	(3,928)
	5-Year Interest Rate Swap	UBS AG	3-Month USD LIBOR	Receive	2.10%	Mar 2011	USD	4,500,000	13,556	(3,465)

								15,100,000	$30,906	($8,038)

Total Return Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.90%	Mar 2011	USD	18,000,000	$40,810	($2,110)

								18,000,000	$40,810	($2,110)

	PUTS

	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	$143,072	($299,626)
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(304,839)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(36,581)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(433,549)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(1,325,034)
	3-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(356,094)
	3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(155,866)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(339,309)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(237,396)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,757	(184,104)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(422,037)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(628,260)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(231,234)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(536,506)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.70%	Mar 2011	USD	18,000,000	77,400	(29,556)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(176,837)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	5,900,000	82,010	(58,478)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	3,200,000	44,960	(31,717)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	2,900,000	39,585	(28,744)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(1,973)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	6,700,000	94,701	(66,408)

								471,300,000	$4,354,167	($5,884,148)

Credit Default Swaptions

Global Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	USD NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Global Bond Fund	PUTS

	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	2,300,000	$3,173,885	$11,389	($15)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.20%	Mar 2011	EUR	5,000,000	6,899,749	30,171	(1,398)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG15	Sell	1.50%	Mar 2011	USD	13,600,000	13,600,000	40,120	(56)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.50%	Mar 2011	EUR	13,600,000	18,737,318	71,987	(310)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	34,300,000	47,332,281	187,108	(227)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG15	Sell	1.50%	Mar 2011	USD	18,500,000	18,500,000	68,240	(76)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.30%	Mar 2011	EUR	5,600,000	7,727,719	30,242	(1,407)
	5-Year Credit Default Swap	UBS AG	DJ ITRAXX	Sell	1.20%	Mar 2011	EUR	8,000,000	11,039,599	48,294	(2,237)

								100,900,000	$127,010,551	$487,551	($5,726)

406

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income and manage duration of the Fund.

									USD
				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

REAL RETURN
BOND FUND	CALLS

	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	0.80%	Mar 2011	USD	1,000,000	$1,000,000	$2,200	($1,168)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	0.90%	Mar 2011	EUR	3,800,000	5,243,810	11,263	(3,681)
	5-Year Credit Default Swap	Barclay’s Bank PLC	CDX.IG15	Sell	0.80%	Jun 2011	USD	1,200,000	1,200,000	3,780	(3,044)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG15	Sell	0.80%	Jun 2011	USD	600,000	600,000	1,800	(1,522)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG15	Sell	0.80%	Jun 2011	USD	500,000	500,000	1,650	(1,268)
	5-Year Credit Default Swap	UBS AG	CDX.IG15	Sell	0.80%	Jun 2011	USD	600,000	600,000	1,680	(1,522)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG15	Sell	0.80%	Sep 2011	USD	300,000	300,000	1,170	(880)

								8,000,000	$9,443,810	$23,543	($13,085)

	PUTS

	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.30%	Mar 2011	USD	1,000,000	1,000,000	$2,700	($39)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG15	Sell	1.70%	Mar 2011	USD	800,000	800,000	3,760	—
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	3,800,000	5,243,810	28,924	(25)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Sell	1.80%	Mar 2011	EUR	800,000	1,103,960	5,753	—
	5-Year Credit Default Swap	Barclay’s Bank PLC	CDX.IG15	Sell	1.20%	Jun 2011	USD	1,800,000	1,800,000	5,700	(3,188)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Jun 2011	USD	200,000	200,000	880	(354)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG15	Sell	1.20%	Jun 2011	USD	600,000	600,000	2,220	(1,063)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG15	Sell	1.20%	Jun 2011	USD	500,000	500,000	2,175	(886)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG15	Sell	1.20%	Jun 2011	USD	800,000	800,000	4,000	(1,417)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG15	Sell	1.20%	Sep 2011	USD	300,000	300,000	1,380	(1,068)

								10,600,000	$12,347,770	$57,492	($8,040)

Total Return Fund

The Fund used written credit default swaptions to enhance potential gain/income.

									USD
				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG15	Sell	0.80%	Jun 2011	USD	5,000,000	$5,000,000	$16,500	($12,684)

								5,000,000	$5,000,000	$16,500	($12,684)

	PUTS
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG15	Sell	1.20%	Jun 2011	USD	5,000,000	$5,000,000	$15,500	($8,856)

								5,000,000	$5,000,000	$15,500	($8,856)

Inflation Floors

Global Bond Fund

The Fund used written inflation floor options to enhance potential gain/income.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	1,700,000	$21,930	($11,414)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] –	Oct 2020	USD	2,000,000	19,600	(14,494)
				(Index Final/Index Initial)) or $0

							3,700,000	$41,530	($25,908)

Real Return Bond Fund

The Fund used written inflation floor options to enhance potential gain/income.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	$21,750	($19,336)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	12,300,000	103,980	(76,950)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	213,520	(152,885)
				(Index Final/Index Initial)) or $0

							39,100,000	$339,250	($249,171)

407

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used written inflation floor options to enhance potential gain/income.

			STRIKE	EXERCISE			NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	EXPIRATION DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	1,600,000	$12,000	($10,668)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	4,500,000	38,060	(28,152)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	11,000,000	98,100	(70,365)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	4,100,000	52,890	(27,528)
				(Index Final/Index Initial)) or $0

							21,200,000	$201,050	($136,713)

Forward Volatility Options

Global Bond Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Global Bond Fund	Call & Put – OTC 1-Year	Morgan Stanley Capital Services, Inc.	—	Nov 2011	12,800,000	$139,191	($216,207)
	Forward Volatility Agreement
	Call & Put – OTC 2-Year	JPMorgan Chase Bank	—	Oct 2011	2,600,000	13,208	(20,614)
	Forward Volatility Agreement

					15,400,000	$152,399	($236,821)

Real Return Bond Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Call & Put – OTC 1-Year	JPMorgan Chase Bank	—	Oct 2011	5,500,000	$27,940	($43,607)
	Forward Volatility Agreement
	Call & Put – OTC 1-Year	JPMorgan Chase Bank	—	Oct 2011	5,400,000	28,513	(42,815)
	Forward Volatility Agreement
	Call & Put – OTC 2-Year	Morgan Stanley Capital Services, Inc.	—	Oct 2011	11,900,000	132,156	(201,800)
	Forward Volatility Agreement
	Call & Put – OTC 2-Year	Morgan Stanley Capital Services, Inc.	—	Nov 2011	13,600,000	147,886	(229,719)
	Forward Volatility Agreement

					36,400,000	$336,495	($517,941)

Total Return Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Total Return Fund	Call & Put –	JPMorgan Chase Bank	—	Oct 2011	13,300,000	$67,564	($105,451)
	OTC 1-Year Forward Volatility Agreement
	Call & Put –	Morgan Stanley Capital Services, Inc.	—	Oct 2011	43,500,000	483,455	(737,674)
	OTC 2-Year Forward Volatility Agreement
	Call & Put –	Morgan Stanley Capital Services, Inc.	—	Nov 2011	35,400,000	385,010	(597,946)
	OTC 2-Year Forward Volatility Agreement

					92,200,000	$936,029	($1,441,071)

* Exercise price determined on a future date, based upon implied volatility parameters.

Swaps The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap may typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the Funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty

408

DERIVATIVE INSTRUMENTS, CONTINUED

may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Funds may also suffer losses if they are unable to terminate or assign outstanding swaps or reduce their exposure through offsetting transactions.

Interest Rate Swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at February 28, 2011 and the range of notional contracts amounts held by the Funds during the six-month period ended February 28, 2011. In addition, the table details how the Funds used interest rate swap contracts during the six-month period ended February 28, 2011.

The fund had the following interest rate swap contracts open at February 28, 2011

Global Bond Fund

The Fund used interest rate swaps to enhance potential gain/income, manage against anticipated interest rate changes, manage duration of the Fund and substitute for securities purchase. During the period ended February 28, 2011, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $125.6 million to $181.1 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	2,200,000	USD	$2,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	$22,880	$10,094	$32,974
	Barclays Bank PLC	37,193,487	BRL	24,142,349	CDI	Fixed 11.315%	Jan 2012	—	(152,908)	(152,908)
	Barclays Bank PLC	6,400,000	USD	6,400,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	237,440	(141,284)	96,156
	BNP Paribas	5,100,000	USD	5,100,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	51,918	24,706	76,624
	Citibank N.A	7,500,000	USD	7,500,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	156,974	(44,561)	112,413
	Citibank N.A	9,200,000	USD	9,200,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	236,900	(98,676)	138,224
	Credit Suisse International	1,610,000,000	JPY	19,397,383	6 Month LIBOR	Fixed 1.500%	Jun 2021	292,950	(54,041)	238,909
	Deutsche Bank AG	2,900,000	USD	2,900,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	50,460	(6,994)	43,466
	Goldman Sachs	4,200,000	USD	4,200,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	122,892	(59,790)	63,102
	HSBC Bank USA	14,817,441	BRL	9,705,393	CDI	Fixed 11.360%	Jan 2012	167,895	(48,601)	119,294
	HSBC Bank USA	37,018,360	BRL	24,971,958	CDI	Fixed 11.530%	Jan 2012	30,954	(138,696)	(107,742)
	HSBC Bank USA	10,000,000	USD	10,000,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	192,898	(42,655)	150,243
	JPMorgan Chase Bank	2,500,000	CAD	2,387,661	3 Month BA-CDOR	Fixed 5.800%	Dec 2023	13,576	45,226	58,802
	JPMorgan Chase Bank	8,076,048	BRL	5,346,351	CDI	Fixed 11.250%	Jan 2012	—	(37,906)	(37,906)
	Morgan Stanley Capital Services, Inc.	8,500,000	USD	8,500,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	22,100	105,301	127,401
	Morgan Stanley Capital Services, Inc.	13,800,000	USD	13,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	313,738	(106,403)	207,335
	The Royal Bank of Scotland PLC	4,828,338	BRL	3,196,188	CDI	Fixed 11.245%	Jan 2012	—	(22,663)	(22,663)
	The Royal Bank of Scotland PLC	450,000,000	JPY	5,439,381	6 Month LIBOR	Fixed 1.500%	Jun 2021	78,371	(11,595)	66,776
	The Royal Bank of Scotland PLC	3,700,000	USD	3,700,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	35,150	20,440	55,590
	The Royal Bank of Scotland PLC	2,400,000	USD	2,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	130,800	(94,828)	35,972
	UBS AG	1,100,000	USD	1,100,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	33,330	(16,843)	16,487

				$171,586,664				$2,191,226	($872,677)	$1,318,549

Investment Quality Bond Fund

The Fund used interest rate swaps to manage duration of the Fund, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended February 28, 2011, the Fund held interest rate swaps with total USD notional amounts as represented below.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($94,816)	($94,816)
	JPMorgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	123,876	123,876

				$3,405,000				—	$29,060	$29,060

409

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used interest rate swaps to enhance potential gain/income, manage against anticipated interest rate changes, manage duration of the Fund and substitute for securities purchase. During the period ended February 28, 2011, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $90.2 million to $198.4 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Trust
	Barclays Bank PLC	18,815,567	BRL	$11,120,393	CDI	Fixed 10.680%	Jan 2012	($34,925)	($159,318)	($194,243)
	Barclays Bank PLC	4,841,202	BRL	3,603,604	CDI	Fixed 12.285%	Jan 2013	20,715	26,874	47,589
	Barclays Bank PLC	300,000	USD	300,000	Fixed 4.25%	3 Month LIBOR	Jun 2041	1,800	2,697	4,497
	BNP Paribas	5,036,345	BRL	3,894,170	CDI	Fixed 11.880%	Jan 2013	(32,069)	40,854	8,785
	Goldman Sachs	24,879,519	BRL	18,417,873	CDI	Fixed 11.890%	Jan 2013	19,124	41,572	60,696
	HSBC Bank USA	5,767,065	BRL	3,819,549	CDI	Fixed 11.670%	Jan 2012	53,400	48,029	101,429
	HSBC Bank USA	5,449,139	BRL	3,531,959	CDI	Fixed 11.1400%	Jan 2012	23,786	27,811	51,597
	HSBC Bank USA	24,374,252	BRL	15,638,672	CDI	Fixed 11.360%	Jan 2012	11,777	184,458	196,235
	HSBC Bank USA	5,553,464	BRL	4,226,631	CDI	Fixed 11.890%	Jan 2013	10,384	3,163	13,547
	JPMorgan Chase Bank	5,266,988	BRL	3,507,746	CDI	Fixed 11.250%	Jan 2012	(153)	(24,568)	(24,721)
	JPMorgan Chase Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	—	100,071	100,071
	JPMorgan Chase Bank	1,618,163	BRL	1,189,189	CDI	Fixed 12.170%	Jan 2013	9,342	3,002	12,344
	Morgan Stanley Capital Services, Inc.	7,733,455	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(36,074)	(166,835)	(202,909)
	Morgan Stanley Capital Services, Inc.	5,159,359	BRL	3,444,250	CDI	Fixed 11.600%	Jan 2012	13,362	71,722	85,084
	Morgan Stanley Capital Services, Inc.	874,180	BRL	547,345	CDI	Fixed 11.630%	Jan 2012	(12)	2,286	2,274
	Morgan Stanley Capital Services, Inc.	4,433,227	BRL	3,222,342	CDI	Fixed 11.980%	Jan 2013	—	16,839	16,839
	UBS AG	1,800,000	EUR	2,276,369	FRCPXTOB	Fixed 2.095%	Oct 2011	—	75,752	75,752
	UBS AG	4,349,983	BRL	3,263,274	CDI	Fixed 12.070%	Jan 2013	(20,768)	45,822	25,054

				$90,194,627				$39,689	$340,231	$379,920

Spectrum Income Fund

The Fund used interest rate swaps to enhance potential gain/income. During the period ended February 28, 2011, the Fund held interest rate swaps with total USD notional amounts ranging from $0 to approximately $9.8 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank	2,400,000	USD	$2,400,000	Fixed 1.39250%	3 Month LIBOR	Nov 2015	—	$78,532	$78,532
	JPMorgan Chase Bank	4,600,000	USD	4,600,000	Fixed 2.58000%	3 Month LIBOR	Feb 2016	—	(60,122)	(60,122)
	JPMorgan Chase Bank	2,800,000	USD	2,800,000	3 Month LIBOR	Fixed 3.79000%	Feb 2021	—	69,843	69,843

				$9,800,000				—	$88,253	$88,253

Total Return Fund

The Fund used interest rate swaps to enhance potential gain/income, manage against anticipated interest rate changes, manage duration of the Fund and substitute for securities purchase. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from $228.2 million to $411.5 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	14,000,000	USD	$14,000,000	Fixed 2.500%	3 Month LIBOR	Jun 2016	$240,800	($184,209)	$56,591
	Bank of America N.A.	26,200,000	USD	26,200,000	Fixed 3.000%	3 Month LIBOR	Jun 2018	762,420	(473,730)	288,690
	Bank of America N.A.	3,600,000	USD	3,600,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	118,764	(64,677)	54,087
	Bank of America N.A.	800,000	USD	800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	34,768	(22,777)	11,991
	Barclays Bank PLC	795,727	BRL	383,992	CDI	Fixed 10.600%	Jan 2012	—	913	913
	Barclays Bank PLC	881,850	BRL	568,828	CDI	Fixed 10.835%	Jan 2012	1,683	2,715	4,398
	Barclays Bank PLC	2,800,000	USD	2,800,000	Fixed 2.500%	3 Month LIBOR	Jun 2016	51,660	(40,342)	11,318
	BNP Paribas	4,559,663	BRL	2,874,313	CDI	Fixed 11.390%	Jan 2012	—	9,347	9,347
	BNP Paribas	3,630,748	BRL	2,721,289	CDI	Fixed 11.880%	Jan 2013	375	5,955	6,330
	BNP Paribas	26,447,631	BRL	20,255,272	CDI	Fixed 12.800%	Jan 2013	55,042	268,285	323,327
	BNP Paribas	1,248,943	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	—	3,984	3,984
	BNP Paribas	800,000	USD	800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	35,200	(23,209)	11,991
	Citibank N.A	3,300,000	USD	3,300,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	99,660	(50,080)	49,580
	Citibank N.A	15,400,000	USD	15,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	436,521	(205,700)	230,821
	Credit Suisse International	20,516,352	BRL	15,228,639	CDI	Fixed 12.480%	Jan 2013	46,762	93,919	140,681
	Credit Suisse International	600,000	USD	600,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	18,990	(9,997)	8,993

410

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund (continued)
	Deutsche Bank AG	2,500,000	AUD	$1,774,875	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	$327	($7,015)	($6,688)
	Deutsche Bank AG	5,800,000	USD	5,800,000	Fixed 2.500%	3 Month LIBOR	Jun 2016	92,510	(69,065)	23,445
	Deutsche Bank AG	6,300,000	USD	6,300,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	197,697	(103,044)	94,653
	Goldman Sachs	264,555	BRL	157,522	CDI	Fixed 10.835%	Jan 2012	88	1,231	1,319
	Goldman Sachs	4,577,796	BRL	2,858,905	CDI	Fixed 10.990%	Jan 2012	8,777	12,614	21,391
	Goldman Sachs	19,482,831	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,547	40,962	47,509
	Goldman Sachs	4,438,526	BRL	3,183,732	CDI	Fixed 11.930%	Jan 2013	(8,611)	20,297	11,686
	Goldman Sachs	8,383,628	BRL	7,723,783	CDI	Fixed 12.650%	Jan 2014	94,095	56,546	150,641
	Goldman Sachs	2,000,000	USD	2,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	68,200	(38,223)	29,977
	HSBC Bank	422,542	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	1,327	28,280	29,607
	HSBC Bank	1,237,661	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	—	1,614	1,614
	HSBC Bank	2,548,791	BRL	1,660,703	CDI	Fixed 11.140%	Jan 2012	13,188	10,946	24,134
	HSBC Bank	3,156,378	BRL	1,976,393	CDI	Fixed 11.360%	Jan 2012	16,337	9,075	25,412
	HSBC Bank	1,319,856	BRL	958,977	CDI	Fixed 12.300%	Jan 2013	6,033	7,433	13,466
	HSBC Bank	2,740,364	BRL	1,970,010	CDI	Fixed 11.880%	Jan 2013	(2,570)	3,453	883
	HSBC Bank	20,362,702	BRL	14,957,584	CDI	Fixed 11.890%	Jan 2013	13,388	36,285	49,673
	HSBC Bank	15,121,661	BRL	13,625,209	CDI	Fixed 12.540%	Jan 2014	31,811	198,149	229,960
	HSBC Bank	28,900,000	MXN	2,214,984	TIIE-Banxico	Fixed 7.330%	Jan 2015	10,066	54,450	64,516
	HSBC Bank	300,000	USD	300,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	5,586	(1,089)	4,497
	JPMorgan Chase Bank	530,485	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	—	609	609
	JPMorgan Chase Bank	7,211,466	BRL	5,491,349	CDI	Fixed 12.170%	Jan 2013	15,267	39,720	54,987
	JPMorgan Chase Bank	2,737,356	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	17,429	16,570
	JPMorgan Chase Bank	3,000,000	USD	3,000,000	Fixed 2.500%	3 Month LIBOR	Jun 2016	54,300	(42,173)	12,127
	JPMorgan Chase Bank	3,500,000	USD	3,500,000	Fixed 3.000%	3 Month LIBOR	Jun 2018	92,750	(54,185)	38,565
	JPMorgan Chase Bank	700,000	USD	700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	31,920	(21,428)	10,492
	Merrill Lynch Capital Services, Inc.	5,020,045	BRL	3,204,292	CDI	Fixed 10.990%	Jan 2012	8,545	14,903	23,448
	Merrill Lynch Capital Services, Inc.	1,352,133	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	2,666	92,078	94,744
	Merrill Lynch Capital Services, Inc.	6,705,484	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	—	146,346	146,346
	Merrill Lynch Capital Services, Inc.	16,811,967	BRL	12,314,109	CDI	Fixed 11.900%	Jan 2013	29,016	(4,746)	24,270
	Morgan Stanley Capital Services, Inc.	2,586,049	BRL	1,854,796	CDI	Fixed 11.980%	Jan 2013	5,453	4,369	9,822
	Morgan Stanley Capital Services, Inc.	8,665,735	BRL	6,360,809	CDI	Fixed 12.590%	Jan 2013	39,735	34,949	74,684
	Morgan Stanley Capital Services, Inc.	16,668,920	BRL	15,128,282	CDI	Fixed 12.510%	Jan 2014	64,102	177,312	241,414
	Morgan Stanley Capital Services, Inc.	6,500,000	USD	6,500,000	Fixed 3.000%	3 Month LIBOR	Jun 2018	197,340	(125,718)	71,622
	Morgan Stanley Capital Services, Inc.	3,300,000	USD	3,300,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	92,400	(42,820)	49,580
	Morgan Stanley Capital Services, Inc.	6,400,000	USD	6,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	69,500	26,426	95,926
	The Royal Bank of Scotland PLC	28,500,000	USD	28,500,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	709,530	(282,361)	427,169
	UBS AG	33,700,000	AUD	23,967,444	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	318	(90,473)	(90,155)
	UBS AG	3,506,283	BRL	2,182,691	CDI	Fixed 11.420%	Jan 2012	—	8,433	8,433
	UBS AG	7,871,029	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(28,532)	(73,133)	(101,665)
	UBS AG	1,400,842	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	3,334	8,068
	UBS AG	1,117,772	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	3,593	8,584
	UBS AG	3,200,000	USD	3,200,000	Fixed 3.000%	3 Month LIBOR	Jun 2018	86,400	(51,140)	35,260
	UBS AG	3,300,000	USD	3,300,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	94,050	(44,470)	49,580
	UBS AG	600,000	USD	600,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	22,650	(13,657)	8,993

				$336,941,200				$4,053,717	($703,507)	$3,350,210

Credit Default Swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Funds may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, the Funds may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at February 28, 2011 and the range of notional contract amounts held by the Funds during the six-month period ended February 28, 2011. In addition, the table details how the Funds used credit default swap contracts as a buyer of protection during the six-month period ended February 28, 2011.

Active Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Active Bond Fund
	Bank of America N.A.	Republic of Italy	10,000,000	USD	$10,000,000	(1.000)%	Mar 2016	$689,317	($344,919)	$344,398

					$10,000,000			$689,317	($344,919)	$344,398

411

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $25.9 million to $98.9 million as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($104,180)	($104,180)
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	—	(32,983)	(32,983)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	77,999	77,999
	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	700,000	(0.290)%	Mar 2011	—	(504)	(504)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$194,496	(157,702)	36,794
	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	—	261	261
	Barclays Bank PLC	Southwest Airlines Co.	500,000	USD	500,000	(0.640)%	Mar 2017	—	20,840	20,840
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	—	(13,857)	(13,857)
	Bear Stearns	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	6,293	6,293
	Bear Stearns	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	(102)	(102)
	BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	—	(13,037)	(13,037)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	—	(25,458)	(25,458)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	—	(26,218)	(26,218)
	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	—	(23,642)	(23,642)
	Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	—	(3,401)	(3,401)
	Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	6,842	6,842
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	—	10,064	10,064
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	56,691	56,691
	Credit Suisse International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	47,267	(62,522)	(15,255)
	Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	—	2,098	2,098
	Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	—	(1,573)	(1,573)
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	14,461	9,925	24,386
	JPMorgan Chase Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	(102)	(102)
	JPMorgan Chase Bank	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	—	(229)	(229)
	JPMorgan Chase Bank	D.R. Horton Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	73,321	(7,802)	65,519
	UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	—	(966)	(966)

					$25,892,500			$329,545	($283,265)	$46,280

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Macy’s, Inc.	500,000	USD	$500,000	(2.700)%	Sep 2013	—	($24,961)	($24,961)
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(19,944)	(19,944)

					$1,100,000			—	($44,905)	($44,905)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $6.7 million to $7.6 million as measured at each quarter end.

							UNAMORTIZED
							UPFRONT
				USD	(PAY)/		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Trust
Barclays Bank PLC	Cardinal Health, Inc.	595,000	USD	$595,000	(1.000)%	Jun 2017	($11,689)	$2,878	($8,811)
BNP Paribas	International Lease Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	—	9,219	9,219
Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	18,596	18,596
Deutsche Bank AG	Macy’s, Inc	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	—	(36,521)	(36,521)
Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(287)	(287)
Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(27,111)	(27,111)

				$6,695,000			($11,689)	($33,226)	($44,915)

412

DERIVATIVE INSTRUMENTS, CONTINUED

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at February 28, 2011 and the range of notional contracts amounts held by the Funds during the six-month period ended February 28, 2011. In addition, the table details how the Funds used credit default swap contracts as a seller of protection during the six-month period ended February 28, 2011.

The fund had the following credit default swap contracts open at February 28, 2011

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $23.7 million to $119.9 million as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED MATURITY		PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Federative Republic of Brazil	0.46%	1,300,000	USD	$1,300,000	1.000%	Dec 2011	$3,667	$4,684	$8,351
	Bank of America N.A.	Ally Financial Inc	1.42%	1,500,000	USD	1,500,000	5.000%	Dec 2012	22,951	87,556	110,507
	Bank of America N.A.	French Republic	0.90%	1,500,000	USD	1,500,000	0.250%	Mar 2016	(59,793)	13,777	(46,016)
	Bank of America N.A.	French Republic	0.90%	2,800,000	USD	2,800,000	0.250%	Mar 2016	(113,009)	27,112	(85,897)
	Barclays Bank PLC	Federative Republic of Brazil	0.46%	700,000	USD	700,000	1.000%	Dec 2011	2,061	2,436	4,497
	Barclays Bank PLC	United Mexican States	0.51%	6,300,000	USD	6,300,000	1.000%	Dec 2011	15,854	21,672	37,526
	BNP Paribas	Commonwealth of Australia	0.45%	2,800,000	USD	2,800,000	1.000%	Jun 2015	40,907	29,399	70,306
	Citibank N.A	United Kingdom of Great	0.56%	6,500,000	USD	6,500,000	1.000%	Jun 2015	36,449	95,710	132,159
		Britain and Northern Ireland
	Citibank N.A	United Kingdom of Great	0.56%	2,000,000	USD	2,000,000	1.000%	Jun 2015	16,146	24,518	40,664
		Britain and Northern Ireland
	Citibank N.A	United Kingdom of Great	0.56%	2,100,000	USD	2,100,000	1.000%	Jun 2015	13,514	29,183	42,697
		Britain and Northern Ireland
	Citibank N.A.	Russian Federation	0.50%	2,100,000	USD	2,100,000	1.000%	Dec 2011	4,805	7,961	12,766
	Citibank N.A.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(76,365)	19,645	(56,720)
	Citibank N.A.	Republic of Korea	1.01%	2,400,000	USD	2,400,000	1.000%	Dec 2015	24,332	(20,392)	3,940
	Citibank N.A.	People’s Republic of China	0.76%	3,000,000	USD	3,000,000	1.000%	Mar 2016	31,489	9,034	40,523
	Credit Suisse International	People’s Republic of China	0.76%	2,700,000	USD	2,700,000	1.000%	Mar 2016	28,268	8,202	36,470
	Deutsche Bank AG	Federative Republic of Brazil	0.46%	1,800,000	USD	1,800,000	1.000%	Dec 2011	5,422	6,141	11,563
	Deutsche Bank AG	Commonwealth of Australia	0.45%	2,300,000	USD	2,300,000	1.000%	Jun 2015	37,398	20,353	57,751
	Deutsche Bank AG	United Kingdom of Great	0.56%	1,600,000	USD	1,600,000	1.000%	Jun 2015	10,320	22,211	32,531
		Britain and Northern Ireland
	Deutsche Bank AG	French Republic	0.88%	7,400,000	USD	7,400,000	0.250%	Dec 2015	(180,949)	(27,611)	(208,560)
	Deutsche Bank AG	French Republic	0.88%	3,800,000	USD	3,800,000	0.250%	Dec 2015	(75,923)	(31,175)	(107,098)
	Deutsche Bank AG	United Kingdom of Great	0.61%	5,200,000	USD	5,200,000	1.000%	Dec 2015	105,637	(970)	104,667
		Britain And Northern Ireland
	Deutsche Bank AG	United States of America	0.46%	6,700,000	USD	6,700,000	0.250%	Dec 2015	(87,840)	47,081	(40,759)
	Deutsche Bank AG	Commonwealth of Australia	0.52%	2,700,000	USD	2,700,000	1.000%	Mar 2016	56,544	10,898	67,442
	Deutsche Bank AG	Republic of Korea	1.02%	600,000	USD	600,000	1.000%	Mar 2016	(1,556)	2,117	561
	Goldman Sachs	MCDX.NA.15	n/a	6,000,000	USD	6,000,000	1.000%	Dec 2015	(216,631)	95,089	(121,542)
	Goldman Sachs	People’s Republic of China	0.74%	5,000,000	USD	5,000,000	1.000%	Dec 2015	102,340	(32,068)	70,272
	JPMorgan Chase Bank	United Kingdom of Great	0.56%	6,400,000	USD	6,400,000	1.000%	Jun 2015	28,215	101,911	130,126
		Britain and Northern Ireland
	JPMorgan Chase Bank	Republic of Korea	1.02%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(4,244)	5,646	1,402
	Merrill Lynch International	Russian Federation	0.50%	3,300,000	USD	3,300,000	1.000%	Dec 2011	8,056	12,005	20,061
	Morgan Stanley Capital Services, Inc.	Russian Federation	0.50%	300,000	USD	300,000	1.000%	Dec 2011	736	1,088	1,824
	Morgan Stanley Capital Services, Inc.	French Republic	0.88%	5,100,000	USD	5,100,000	0.250%	Dec 2015	(115,170)	(28,567)	(143,737)
	Morgan Stanley Capital Services, Inc.	French Republic	0.88%	2,300,000	USD	2,300,000	0.250%	Dec 2015	(44,820)	(20,003)	(64,823)
	Morgan Stanley Capital Services, Inc.	MCDX.NA.15	n/a	1,900,000	USD	1,900,000	1.000%	Dec 2015	(51,968)	13,480	(38,488)
	Morgan Stanley Capital Services, Inc.	State of California	2.19%	4,300,000	USD	4,300,000	2.950%	Dec 2020	—	213,988	213,988
	Morgan Stanley Capital Services, Inc.	State of Connecticut	1.44%	2,300,000	USD	2,300,000	1.630%	Mar 2021	—	33,178	33,178
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	1,200,000	USD	1,200,000	1.000%	Mar 2016	26,540	3,434	29,974
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	2,000,000	USD	2,000,000	1.000%	Mar 2016	43,327	6,630	49,957
	UBS AG	French Republic	0.88%	1,200,000	USD	1,200,000	0.250%	Dec 2015	(22,765)	(11,055)	(33,820)
	UBS AG	French Republic	0.90%	4,500,000	USD	4,500,000	0.250%	Mar 2016	(173,396)	35,347	(138,049)

						$119,900,000			($559,451)	$839,645	$280,194

413

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $50.3 million to $51.4 million as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America N.A.	Republic of Italy	0.67%	200,000	USD	$200,000	1.000%	Jun 2011	($761)	$1,361	$600
	Bank of America N.A.	Government of Japan	0.79%	4,100,000	USD	4,100,000	1.000%	Dec 2015	86,779	(38,811)	47,968
	Barclays Bank PLC	Federative Republic of Brazil	1.08%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(9,337)	7,343	(1,994)
	Barclays Bank PLC	Federative Republic of Brazil	1.08%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(16,045)	14,511	(1,534)
	Barclays Bank PLC	CDX.EM.14	n/a	900,000	USD	900,000	5.000%	Dec 2015	118,838	421	119,259
	Barclays Bank PLC	French Republic	0.88%	2,300,000	USD	2,300,000	0.250%	Dec 2015	(42,529)	(22,294)	(64,823)
	BNP Paribas	CDX.NA.IG.15	n/a	7,200,000	USD	7,200,000	1.000%	Dec 2015	44,822	28,506	73,328
	Citibank N.A.	French Republic	0.82%	2,000,000	USD	2,000,000	0.250%	Jun 2015	(40,235)	(5,849)	(46,084)
	Citibank N.A.	United Kingdom of Great	0.56%	2,500,000	USD	2,500,000	1.000%	Jun 2015	17,050	33,780	50,830
		Britain and Northern Ireland
	Citibank N.A.	CDX.NA.IG.15	n/a	11,700,000	USD	11,700,000	5.000%	Dec 2015	1,522,550	27,821	1,550,371
	Deutsche Bank AG	French Republic	0.82%	1,600,000	USD	1,600,000	0.250%	Jun 2015	(44,857)	7,989	(36,868)
	Deutsche Bank AG	Republic of Italy	1.70%	1,100,000	USD	1,100,000	1.000%	Jun 2015	(22,414)	(6,530)	(28,944)
	Deutsche Bank AG	United Kingdom of Great	0.56%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,006	16,326	20,332
		Britain and Northern Ireland
	Deutsche Bank AG	United Kingdom of Great	0.56%	3,100,000	USD	3,100,000	1.000%	Jun 2015	22,340	40,688	63,028
		Britain and Northern Ireland
	Deutsche Bank AG	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	39,752	1	39,753
	Deutsche Bank AG	Federative Republic of Brazil	1.48%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(124,411)	(21,167)	(145,578)
	HSBC Bank USA	Federative Republic of Brazil	1.08%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(11,901)	10,367	(1,534)
	JPMorgan Chase Bank	Federative Republic of Brazil	1.08%	400,000	USD	400,000	1.000%	Jun 2015	(3,825)	3,211	(614)
	JPMorgan Chase Bank	French Republic	0.82%	1,400,000	USD	1,400,000	0.250%	Jun 2015	(42,334)	10,075	(32,259)
	JPMorgan Chase Bank	Petroleo Brasileiro S/A	1.50%	400,000	USD	400,000	1.000%	Sep 2015	(10,176)	2,410	(7,766)
		Petrobras
	The Royal Bank of Scotland PLC	CDX.EM.14	n/a	700,000	USD	700,000	5.000%	Dec 2015	93,636	(879)	92,757
	The Royal Bank of Scotland PLC	Government of Japan	0.79%	600,000	USD	600,000	1.000%	Dec 2015	12,547	(5,527)	7,020
	UBS AG	CDX.EM.14	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2015	182,815	2,700	185,515

						$50,300,000			$1,776,310	$106,453	$1,882,763

Spectrum Income Fund

The Fund used credit default swaps to gain exposure to a security. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from $0 to approximately $100 thousand as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank	Arab Republic of Egypt	3.59%	100,000	USD	$100,000	0.250%	Mar 2016	($12,553)	$1,163	($11,390)

						$100,000			($12,553)	$1,163	($11,390)

Total Return Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended February 28, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $189.6 million to $424.2 million as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Sallie Mae	0.52%	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($94,457)	$186,121	$91,664
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.70%	1,800,000	USD	1,800,000	1.000%	Mar 2015	(25,281)	49,752	24,471
	Bank of America N.A.	People’s Republic of China	0.68%	500,000	USD	500,000	1.000%	Jun 2015	7,264	326	7,590
	Bank of America N.A.	People’s Republic of China	0.68%	1,500,000	USD	1,500,000	1.000%	Jun 2015	20,765	2,004	22,769
	Bank of America N.A.	United Mexican States	1.11%	300,000	USD	300,000	1.000%	Sep 2015	(3,859)	3,079	(780)
	Bank of America N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.000%	Dec 2015	786,888	21,425	808,313
	Bank of America N.A.	CDX.NA.IG.15	n/a	49,100,000	USD	49,100,000	1.000%	Dec 2015	(50,360)	550,415	500,055
	Bank of America N.A.	Metlife, Inc.	1.34%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(59,268)	36,531	(22,737)
	Bank of America N.A.	Prudential Financial, Inc.	1.25%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(67,167)	45,186	(21,981)

414

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Bank of America N.A.	French Republic	0.90%	1,200,000	USD	$1,200,000	0.250%	Mar 2016	($47,346)	$10,533	($36,813)
	Bank of America N.A.	Government of Japan	0.81%	200,000	USD	200,000	1.000%	Mar 2016	2,772	(597)	2,175
	Bank of America N.A.	Government of Japan	0.81%	200,000	USD	200,000	1.000%	Mar 2016	2,582	(407)	2,175
	Barclays Bank PLC	Citigroup, Inc.	0.35%	300,000	USD	300,000	1.000%	Mar 2011	(83)	789	706
	Barclays Bank PLC	General Electric Capital Corp.	0.36%	3,900,000	USD	3,900,000	0.620%	Mar 2011	—	5,362	5,362
	Barclays Bank PLC	Bank of America Corp.	0.50%	500,000	USD	500,000	1.000%	Dec 2011	(813)	3,830	3,017
	Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	—	208,908	208,908
	Barclays Bank PLC	General Electric Capital Corp.	0.47%	3,900,000	USD	3,900,000	0.640%	Dec 2012	—	16,754	16,754
	Barclays Bank PLC	United Mexican States	1.05%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(21,425)	21,482	57
	Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	102,271	20,365	122,636
	Barclays Bank PLC	CDX.EM.13	n/a	7,900,000	USD	7,900,000	5.000%	Jun 2015	841,908	126,915	968,823
	Barclays Bank PLC	Federative Republic of Brazil	1.08%	500,000	USD	500,000	1.000%	Jun 2015	(5,946)	5,179	(767)
	Barclays Bank PLC	CDX.EM.14	n/a	4,600,000	USD	4,600,000	5.000%	Dec 2015	553,780	55,768	609,548
	Barclays Bank PLC	CDX.NA.HY.15	n/a	1,900,000	USD	1,900,000	5.000%	Dec 2015	56,603	42,998	99,601
	Barclays Bank PLC	French Republic	0.90%	800,000	USD	800,000	0.250%	Mar 2016	(28,623)	4,081	(24,542)
	Barclays Bank PLC	People’s Republic of China	0.76%	700,000	USD	700,000	1.000%	Mar 2016	8,253	1,202	9,455
	Barclays Bank PLC	Republic of Italy	1.79%	900,000	USD	900,000	1.000%	Mar 2016	(34,431)	3,435	(30,996)
	BNP Paribas	Citigroup, Inc.	0.35%	200,000	USD	200,000	1.000%	Mar 2011	(49)	519	470
	BNP Paribas	General Electric Capital Corp.	0.38%	2,000,000	USD	2,000,000	5.000%	Sep 2011	24,453	47,774	72,227
	BNP Paribas	CDX.NA.IG.15	n/a	4,200,000	USD	4,200,000	1.000%	Dec 2015	2,084	40,691	42,775
	BNP Paribas	People’s Republic of China	0.76%	300,000	USD	300,000	1.000%	Mar 2016	3,580	472	4,052
	Citibank N.A	General Electric Capital Corp.	0.37%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(7,106)	31,461	24,355
	Citibank N.A	General Electric Capital Corp.	0.37%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(6,740)	31,095	24,355
	Citibank N.A	CDX.NA.HY.8	n/a	5,777,640	USD	5,777,640	0.355%	Jun 2012	—	20,058	20,058
	Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	—	17,081	17,081
	Citibank N.A	CDX.NA.HY.8	n/a	1,348,116	USD	1,348,116	0.401%	Jun 2012	—	5,621	5,621
	Citibank N.A	Dell, Inc.	0.43%	4,800,000	USD	4,800,000	1.000%	Sep 2013	26,449	52,422	78,871
	Citibank N.A	General Electric Capital Corp.	0.58%	600,000	USD	600,000	4.325%	Dec 2013	—	67,562	67,562
	Citibank N.A	United Mexican States	1.05%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(21,864)	21,921	57
	Citibank N.A	People’s Republic of China	0.68%	400,000	USD	400,000	1.000%	Jun 2015	5,483	589	6,072
	Citibank N.A	Republic of Kazakhstan	1.55%	300,000	USD	300,000	1.000%	Mar 2016	(8,542)	1,275	(7,267)
	Citibank N.A.	Federative Republic of Brazil	1.12%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(14,169)	11,081	(3,088)
	Citibank N.A.	United Mexican States	1.11%	700,000	USD	700,000	1.000%	Sep 2015	(9,598)	7,778	(1,820)
	Citibank N.A.	CDX.EM.14	n/a	14,800,000	USD	14,800,000	5.000%	Dec 2015	1,827,212	1,802	1,829,014
	Citibank N.A.	CDX.NA.HY.15	n/a	7,200,000	USD	7,200,000	5.000%	Dec 2015	52,292	325,144	377,436
	Citibank N.A.	CDX.NA.IG.15	n/a	9,000,000	USD	9,000,000	1.000%	Dec 2015	(18,598)	110,258	91,660
	Citibank N.A.	Metlife, Inc.	1.34%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(87,158)	53,721	(33,437)
	Credit Suisse International	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	66,475	7,106	73,581
	Credit Suisse International	Federative Republic of Brazil	1.08%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(49,505)	42,909	(6,596)
	Credit Suisse International	Federative Republic of Brazil	1.12%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(20,982)	15,115	(5,867)
	Credit Suisse International	CDX.NA.HY.15	n/a	600,000	USD	600,000	5.000%	Dec 2015	(2,781)	34,234	31,453
	Deutsche Bank AG	General Electric Capital Corp.	0.38%	500,000	USD	500,000	1.500%	Sep 2011	—	4,672	4,672
	Deutsche Bank AG	General Electric Capital Corp.	0.38%	2,400,000	USD	2,400,000	1.000%	Sep 2011	(17,912)	31,159	13,247
	Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	—	127,559	127,559
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.40%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	17,383	17,383
	Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	21,932	21,932
	Deutsche Bank AG	United Kingdom of Great	0.51%	1,600,000	USD	1,600,000	1.000%	Dec 2014	8,542	23,584	32,126
		Britain and Northern Ireland
	Deutsche Bank AG	United Mexican States	1.05%	700,000	USD	700,000	1.000%	Mar 2015	(12,754)	12,787	33
	Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.000%	Jun 2015	568,498	93,735	662,233
	Deutsche Bank AG	Federative Republic of Brazil	1.08%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(15,502)	12,894	(2,608)
	Deutsche Bank AG	Federative Republic of Brazil	1.08%	500,000	USD	500,000	1.000%	Jun 2015	(3,974)	3,207	(767)
	Deutsche Bank AG	CDX.EM.14	n/a	3,500,000	USD	3,500,000	5.000%	Dec 2015	405,370	58,416	463,786
	Deutsche Bank AG	CDX.NA.HY.15	n/a	19,600,000	USD	19,600,000	5.000%	Dec 2015	179,224	848,240	1,027,464
	Deutsche Bank AG	CDX.NA.IG.15	n/a	13,900,000	USD	13,900,000	1.000%	Dec 2015	(36,675)	178,238	141,563
	Deutsche Bank AG	French Republic	0.90%	400,000	USD	400,000	0.250%	Mar 2016	(15,797)	3,526	(12,271)
	Deutsche Bank AG	Metlife, Inc.	1.40%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(30,512)	5,185	(25,327)
	Deutsche Bank AG	Republic of Kazakhstan	1.55%	300,000	USD	300,000	1.000%	Mar 2016	(8,953)	1,686	(7,267)
	Deutsche Bank AG	United Kingdom of Great	0.63%	700,000	USD	700,000	1.000%	Mar 2016	13,371	649	14,020
		Britain and Northern Ireland
	Goldman Sachs	Citigroup, Inc.	0.35%	300,000	USD	300,000	1.000%	Mar 2011	(79)	785	706
	Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	—	23,309	23,309
	Goldman Sachs	Berkshire Hathaway, Inc.	0.70%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(14,045)	27,640	13,595
	Goldman Sachs	Federative Republic of Brazil	1.08%	500,000	USD	500,000	1.000%	Jun 2015	(5,553)	4,786	(767)
	Goldman Sachs	CDX.NA.IG.15	n/a	7,600,000	USD	7,600,000	1.000%	Dec 2015	(13,084)	90,486	77,402

415

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVED		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Goldman Sachs	French Republic	0.88%	300,000	USD	$300,000	0.250%	Dec 2015	($5,474)	($2,981)	($8,455)
	Goldman Sachs	United Kingdom Of Great	0.61%	1,000,000	USD	1,000,000	1.000%	Dec 2015	21,583	(1,455)	20,128
		Britain And Northern Ireland
	Goldman Sachs	Republic of Italy	1.79%	300,000	USD	300,000	1.000%	Mar 2016	(11,345)	1,013	(10,332)
	Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.553%	Dec 2017	—	11,254	11,254
	HSBC Bank	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	862,945	167,196	1,030,141
	HSBC Bank	Federative Republic of Brazil	1.08%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(29,858)	27,864	(1,994)
	HSBC Bank	Federative Republic of Brazil	1.12%	700,000	USD	700,000	1.000%	Sep 2015	(6,350)	4,188	(2,162)
	HSBC Bank	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	120,098	12,412	132,510
	HSBC Bank	Republic of Kazakhstan	1.55%	400,000	USD	400,000	1.000%	Mar 2016	(11,573)	1,883	(9,690)
	JPMorgan Chase Bank	General Electric Capital Corp.	0.38%	2,400,000	USD	2,400,000	5.000%	Sep 2011	29,344	57,328	86,672
	JPMorgan Chase Bank	United Kingdom of Great	0.53%	900,000	USD	900,000	1.000%	Mar 2015	3,396	14,998	18,394
		Britain and Northern Ireland
	JPMorgan Chase Bank	United Kingdom of Great	0.53%	1,800,000	USD	1,800,000	1.000%	Mar 2015	6,111	30,677	36,788
		Britain and Northern Ireland
	JPMorgan Chase Bank	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.000%	Jun 2015	126,611	20,552	147,163
	JPMorgan Chase Bank	Federative Republic of Brazil	1.12%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(106,754)	79,578	(27,176)
	JPMorgan Chase Bank	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	36,559	3,194	39,753
	JPMorgan Chase Bank	CDX.NA.HY.15	n/a	5,200,000	USD	5,200,000	5.000%	Dec 2015	(46,870)	319,462	272,592
	JPMorgan Chase Bank	CDX.NA.IG.15	n/a	13,100,000	USD	13,100,000	1.000%	Dec 2015	22,770	110,646	133,416
	JPMorgan Chase Bank	Government of Japan	0.81%	800,000	USD	800,000	1.000%	Mar 2016	6,883	1,818	8,701
	JPMorgan Chase Bank	State of Qatar	1.17%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(6,870)	(11,521)	(18,391)
	JPMorgan Chase Bank	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	25,623	25,623
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	0.38%	2,300,000	USD	2,300,000	1.000%	Sep 2011	(10,675)	23,370	12,695
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	—	69,203	69,203
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.75%	900,000	USD	900,000	1.660%	Mar 2013	—	23,543	23,543
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great	0.51%	300,000	USD	300,000	1.000%	Dec 2014	1,706	4,318	6,024
		Britain and Northern Ireland
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	n/a	9,800,000	USD	9,800,000	5.000%	Jun 2015	1,074,422	127,409	1,201,831
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.08%	500,000	USD	500,000	1.000%	Jun 2015	(4,023)	3,256	(767)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.12%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(121,819)	91,246	(30,573)
	Morgan Stanley Capital Services, Inc.	CDX.EM.14	n/a	4,400,000	USD	4,400,000	5.000%	Dec 2015	526,408	56,637	583,045
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.15	n/a	33,400,000	USD	33,400,000	5.000%	Dec 2015	819,053	931,829	1,750,882
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.15	n/a	6,600,000	USD	6,600,000	1.000%	Dec 2015	(11,971)	79,188	67,217
	Morgan Stanley Capital Services, Inc.	Abu Dhabi	1.16%	4,800,000	USD	4,800,000	1.000%	Mar 2016	(13,641)	(13,392)	(27,033)
	Morgan Stanley Capital Services, Inc.	French Republic	0.90%	500,000	EUR	500,000	0.250%	Mar 2016	(16,799)	1,460	(15,339)
	Societe Generale Paris	United Kingdom of Great	0.53%	5,000,000	USD	5,000,000	1.000%	Mar 2015	7,524	94,664	102,188
		Britain and Northern Ireland
	Societe Generale Paris	United Kingdom of Great	0.53%	8,600,000	USD	8,600,000	1.000%	Mar 2015	29,149	146,615	175,764
		Britain and Northern Ireland
	The Royal Bank of Scotland PLC	People’s Republic of China	0.68%	900,000	USD	900,000	1.000%	Jun 2015	12,706	956	13,662
	The Royal Bank of Scotland PLC	United Mexican States	1.11%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(19,381)	14,442	(4,939)
	The Royal Bank of Scotland PLC	CDX.NA.HY.15	n/a	4,700,000	USD	4,700,000	5.000%	Dec 2015	47,439	198,943	246,382
	The Royal Bank of Scotland PLC	French Republic	0.88%	700,000	USD	700,000	0.250%	Dec 2015	(12,933)	(6,796)	(19,729)
	The Royal Bank of Scotland PLC	French Republic	0.90%	500,000	USD	500,000	0.250%	Mar 2016	(16,569)	1,230	(15,339)
	UBS AG	Citigroup, Inc.	0.35%	900,000	USD	900,000	1.000%	Mar 2011	(236)	2,353	2,117
	UBS AG	Berkshire Hathaway, Inc.	0.70%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(14,408)	28,003	13,595
	UBS AG	CDX.EM.14	n/a	500,000	USD	500,000	5.000%	Dec 2015	63,999	2,256	$66,255
	UBS AG	CDX.NA.HY.15	n/a	300,000	USD	300,000	5.000%	Dec 2015	(2,780)	18,506	15,726
	UBS AG	CDX.NA.IG.15	n/a	6,200,000	USD	6,200,000	1.000%	Dec 2015	32,600	30,544	63,144
	UBS AG	French Republic	0.88%	1,600,000	USD	1,600,000	0.250%	Dec 2015	(30,353)	(14,741)	(45,094)
	UBS AG	French Republic	0.90%	1,400,000	USD	1,400,000	0.250%	Mar 2016	(55,237)	12,289	(42,948)

					$424,165,368				$8,000,515	$6,762,043	$14,762,558

BA-CDOR	Bankers’ Acceptance- Canadian Deposit Offering Rate
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
LIBOR	London Interbank Offered Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
TIIE	Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

416

DERIVATIVE INSTRUMENTS, CONTINUED

Currency symbols are defined as follows:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Cash Collateral Received by Portfolios For certain transactions, the Funds may receive cash collateral from counterparties. Payable for collateral held is presented in each respective Funds’ Statement of Assets and Liabilities. At February 28, 2011, the following Funds held cash collateral with respect to the financial instruments noted below:

		Cash Collateral Held

			Forward
			Foreign
			Currency
Fund	Swaps	TBAs	Contracts	Total

Global Bond Fund	$6,640,000	$640,000	$280,000	$7,560,000
Real Return Bond Fund	1,670,000	—	3,030,000	4,700,000
Total Return Fund	10,700,000	3,140,000	260,000	14,100,000

Fair Value of Derivative Instruments by Risk Category The table below summarizes the fair value of derivatives held by the Funds at February 28, 2011 by risk category:

		Statement of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$22,909	($33,664)
		futures
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	(72,698)
		forward foreign currency	contracts
		exchange contracts
	Credit contracts	Swap contracts, at value	Credit default swaps	344,398	—
	Total			$367,307	($106,362)

All Cap Core Fund	Equity contracts	Receivable/payable for	Futures†	$516,398	—
		futures
	Total			$516,398	—

Emerging Markets Debt Fund	Interest rate contracts	Receivable/payable for	Futures†	—	($951)
		futures
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$25,791	—
		forward foreign currency	contracts
		exchange contracts
	Total			$25,791	($951)

Global Bond Fund	Interest rate contracts	Receivable/payable for	Futures†/Written options/	$1,749,673	($5,476,693)
		futures; Written options, at	Interest rate swaps
		value; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	1,673,490	(1,352,742)
		Written options, at value	options
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	8,590,484	(5,938,173)
		forward foreign currency	contracts/Written options
		exchange contracts; Written
		options, at value
	Total			$12,013,647	($12,767,608)

Heritage Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	($9,222)
		forward foreign currency	contracts
		exchange contracts
	Total			—	($9,222)

High Income Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	($102,782)
		forward foreign currency	contracts
		exchange contracts
	Total			—	($102,782)

High Yield Fund	Interest rate contracts	Receivable/payable for	Futures†	$355,558	($294,957)
		futures
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	(144,017)
		forward foreign currency	contracts
		exchange contracts
	Total			$355,558	($438,974)

Index 500 Fund	Equity contracts	Receivable/payable for	Futures†	$4,779,557	—
		futures
	Total			$4,779,557	—

417

DERIVATIVE INSTRUMENTS, CONTINUED

		Statement of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

International Equity Index	Equity contracts	Receivable/payable for	Futures†	$842,833	($8,051)
Fund		futures
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	556,107	(1,153)
		forward foreign currency	contracts
		exchange contracts
	Total			$1,398,940	($9,204)

Investment Quality Bond Fund	Interest rate contracts	Receivable/payable for	Futures†/Interest rate swaps	$671,767	($243,756)
		futures; Swap contracts,
		at value
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(44,905)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	1,344,538	(1,860,151)
		forward foreign currency	contracts
		exchange contracts
	Total			$2,016,305	($2,148,812)

Mid Cap Growth Index Fund	Equity contracts	Receivable/payable for	Futures†	$34,100	—
		futures
	Total			$34,100	—

Mid Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$388,862	—
		futures
	Total			$388,862	—

Mid Cap Value Index Fund	Equity contracts	Receivable/payable for	Futures†	$114,295	—
		futures

	Total			$114,295	—
Mutual Shares Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$62,040	($1,807,729)
		forward foreign currency	contracts
		exchange contracts
	Total			$62,040	($1,807,729)

Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†/Written options/	$1,040,514	($3,009,416)
		futures; Written options, at	Purchased options/Interest
		value; Investments in	rate swaps
		unaffiliated issuers, at
		value*; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	2,278,576	(461,853)
		Written options, at value	options
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	569,537	(1,711,963)
		forward foreign currency	contracts
		exchange contracts
	Total			$3,888,627	($5,183,232)

Small Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$234,706	—
		futures
	Total			$234,706	—

Smaller Company Growth	Equity contracts	Receivable/payable for	Futures†	$17,140	—
Fund		futures
	Total			$17,140	—

Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†/Interest rate swaps	$155,919	($75,054)
		futures; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(11,390)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	929,806	(1,077,876)
		forward foreign currency	contracts
		exchange contracts
	Total			$1,085,725	($1,164,320)

Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†/Written options/	$6,540,022	($10,104,287)
		futures; Written options, at	Interest rate swaps
		value; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps/Written	15,288,217	(547,199)
		Written options, at value	options
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	2,829,112	(3,773,916)
		forward foreign currency	contracts
		exchange contracts
	Total			$24,657,351	($14,425,402)

Value & Restructuring Fund	Equity contracts	Written options, at value	Written options	—	($173,625)
	Total			—	($173,625)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

* Purchased options are included in the Fund’s Investments.

418

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of Derivative Instruments on the Statements of Operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended February 28, 2011:

	Statement of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	($45,775)	—	—	($45,775)
	Credit contracts	—	—	—	$5,000	—	5,000
	Foreign currency contracts	—	—	—	—	($7,726)	(7,726)
	Total	—	—	($45,775)	$5,000	($7,726)	($48,501)

All Cap Core Fund	Equity contracts	—	—	($2,395)	—	—	($2,395)
	Total	—	—	($2,395)	—	—	($2,395)

Alpha Opportunities Fund	Equity contracts	—	$119,731	—	—	—	$119,731
	Foreign currency contracts	—	—	—	—	($355,926)	(355,926)
	Total	—	$119,731	—	—	($355,926)	($236,195)

Emerging Markets Debt Fund	Interest rate contracts	—	—	($7,108)	—	—	($7,108)
	Foreign currency contracts	—	—	—	—	($402)	(402)
	Total	—	—	($7,108)	—	($402)	($7,510)

Global Bond Fund	Interest rate contracts	—	$755,874	($3,898,904)	($1,494,665)	—	($4,637,695)
	Credit contracts	—	239,742	—	1,099,143	—	1,338,885
	Foreign currency contracts	($60,480)	1,443,871	—	—	$8,387,348	9,770,739
	Total	($60,480)	$2,439,487	($3,898,904)	($395,522)	$8,387,348	$6,471,929

Heritage Fund	Equity contracts	—	—	$162,049	—	—	$162,049
	Foreign currency contracts	—	—	—	—	($122,476)	(122,476)
	Total	—	—	$162,049	—	($122,476)	$39,573

High Income Fund	Foreign currency contracts	—	—	—	—	($215,807)	($215,807)
	Total	—	—	—	—	($215,807)	($215,807)

High Yield Fund	Interest rate contracts	—	—	($1,214,881)	—	—	($1,214,881)
	Foreign currency contracts	—	—	—	—	($743,935)	(743,935)
	Total	—	—	($1,214,881)	—	($743,935)	($1,958,816)

Index 500 Fund	Equity contracts	—	—	$6,094,915	—	—	$6,094,915
	Total	—	—	$6,094,915	—	—	$6,094,915

International Equity Index Fund	Equity contracts	—	—	$1,591,025	—	$997,095	$2,588,120
	Total	—	—	$1,591,025	—	$997,095	$2,588,120

Investment Quality Bond Fund	Interest rate contracts	—	—	$515,116	($35,963)	—	$479,153
	Credit contracts	—	—	—	(12,282)	—	(12,282)
	Foreign currency contracts	—	—	—	—	($624,554)	(624,554)
	Total	—	—	$515,116	($48,245)	($624,554)	($157,683)

Mid Cap Growth Index Fund	Equity contracts	—	—	($140)	—	—	($140)
	Total	—	—	($140)	—	—	($140)

Mid Cap Index Fund	Equity contracts	—	—	$1,238,919	—	—	$1,238,919
	Total	—	—	$1,238,919	—	—	$1,238,919

Mid Cap Stock Fund	Foreign currency contracts	—	—	—	—	($678,168)	($678,168)
	Total	—	—	—	—	($678,168)	($678,168)

Mid Cap Value Index Fund	Equity contracts	—	—	$114,312	—	—	$114,312
	Total	—	—	$114,312	—	—	$114,312

Mutual Shares Fund	Foreign currency contracts	—	—	—	—	$55,091	$55,091
	Total	—	—	—	—	$55,091	$55,091

Real Return Bond Fund	Interest rate contracts	—	$1,745,488	$450,699	($3,252,024)	—	($1,055,837)
	Credit contracts	—	63,399	—	226,002	—	289,401
	Foreign currency contracts	—	—	—	—	($2,584,105)	(2,584,105)
	Total	—	$1,808,887	$450,699	($3,026,022)	($2,584,105)	($3,350,541)

Small Cap Index Fund	Equity contracts	—	—	$556,752	—	—	$556,752
	Total	—	—	$556,752	—	—	$556,752

Smaller Company Growth Fund	Equity contracts	—	—	$168,504	—	—	$168,504
	Total	—	—	$168,504	—	—	$168,504

Spectrum Income Fund	Interest rate contracts	—	—	($127,128)	($59,174)	—	($186,302)
	Credit contracts	—	—	—	(14,372)	—	(14,372)
	Foreign currency contracts	—	—	—	—	($785,631)	(785,631)
	Total	—	—	($127,128)	(73,546)	($785,631)	($986,305)

Total Return Fund	Interest rate contracts	—	$2,180,863	$1,651,977	($7,164,437)	—	($3,331,597)
	Credit contracts	—	46,578	—	1,867,304	—	1,913,882
	Foreign currency contracts	—	—	—	—	($6,988,556)	(6,988,556)
	Total	—	$2,227,441	$1,651,977	($5,297,133)	($6,988,556)	($8,406,271)

U.S. Multi-Sector Fund	Equity contracts	—	—	$401,709	—	—	$401,709
	Total	—	—	$401,709	—	—	$401,709

Value & Restructuring Fund	Equity contracts	—	($142,562)	—	—	—	($142,562)
	Total	—	($142,562)	—	—	—	($142,562)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

419

DERIVATIVE INSTRUMENTS, CONTINUED

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended February 28, 2011:

	Statement of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of Assets
		Investments	Written	Futures	Swap	and Liabilities in
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	($2,393)	—	—	($2,393)
	Credit contracts	—	—	—	($344,919)	—	(344,919)
	Foreign currency contracts	—	—	—		($72,698)	(72,698)
	Total	—	—	($2,393)	($344,919)	($72,698)	($420,010)

All Cap Core Fund	Equity contracts	—	—	$864,878	—	—	$864,878
	Total	—	—	$864,878	—	—	$864,878

Alpha Opportunities Fund	Equity contracts	—	($23,222)	—	—	—	($23,222)
	Foreign currency contracts	—	—	—	—	($13,122)	(13,122)
	Total	—	($23,222)	—	—	($13,122)	($36,344)

Emerging Markets Debt Fund	Interest rate contracts	—	—	($951)	—	—	($951)
	Foreign currency contracts	—	—	—	—	$22,954	22,954
	Total	—	—	($951)	—	$22,954	$22,003

Global Bond Fund	Interest rate contracts	—	$1,282,519	($3,688,198)	($3,003,742)	—	($5,409,421)
	Credit contracts	—	472,819	—	(1,947,704)	—	(1,474,885)
	Foreign currency contracts	—	44,395	—	—	($12,946,818)	(12,902,423)
	Total	—	$1,799,733	($3,688,198)	($4,951,446)	($12,946,818)	($19,786,729)

Heritage Fund	Foreign currency contracts	—	—	—	—	($25,560)	($25,560)
	Equity contracts	—	—	$16,507	—	—	16,507

	Total	—	—	$16,507	—	($25,560)	($9,053)

High Income Fund	Foreign currency contracts	—	—	—	—	$110,715	$110,715
	Total	—	—	—	—	$110,715	$110,715

High Yield Fund	Interest rate contracts	—	—	$100,125	—	—	$100,125
	Foreign currency contracts	—	—	—	—	($321,831)	(321,831)
	Total	—	—	$100,125	—	($321,831)	($221,706)

Index 500 Fund	Equity contracts	—	—	$5,249,645	—	—	$5,249,645
	Total	—	—	$5,249,645	—	—	$5,249,645

International Equity Index Fund	Equity contracts	—	—	$1,196,618	—	—	$1,196,618
	Foreign currency contracts	—	—	—	—	$122,497	122,497
	Total	—	—	$1,196,618	—	$122,497	$1,319,115

Investment Quality Bond Fund	Interest rate contracts	—	—	$348,422	$583,389	—	$931,811
	Credit contracts	—	—	—	(10,348)	—	(10,348)
	Foreign currency contracts	—	—	—	—	($116,623)	(116,623)
	Total	—	—	$348,422	$573,041	($116,623)	$804,840

Mid Cap Growth Index Fund	Equity contracts	—	—	$62,980	—	—	$62,980
	Total	—	—	$62,980	—	—	$62,980

Mid Cap Index Fund	Equity contracts	—	—	$694,283	—	—	$694,283
	Total	—	—	$694,283	—	—	$694,283

Mid Cap Stock Fund	Equity contracts	—	—	—	—	$28,846	$28,846
	Total	—	—	—	—	$28,846	$28,846

Mid Cap Value Index Fund	Equity contracts	—	—	$158,735	—	—	$158,735
	Total	—	—	$158,735	—	—	$158,735

Mutual Shares Fund	Foreign currency contracts	—	—	—	—	($1,745,689)	($1,745,689)
	Total	—	—	—	—	($1,745,689)	($1,745,689)

Real Return Bond Fund	Interest rate contracts	$53,016	$1,646,977	($536,123)	$569,277	—	$1,733,147
	Credit contracts	—	60,671	—	(119,046)	—	(58,375)
	Foreign currency contracts	—	—	—	—	($1,815,278)	(1,815,278)
	Total	$53,016	$1,707,648	($536,123)	$450,231	($1,815,278)	($140,506)

Small Cap Index Fund	Equity contracts	—	—	$291,171	—	—	$291,171
	Total	—	—	$291,171	—	—	$291,171

Smaller Company Growth Fund	Equity contracts	—	—	$33,822	—	—	$33,822
	Total	—	—	$33,822	—	—	$33,822

Spectrum Income Fund	Interest rate contracts	—	—	$216,257	$88,253	—	$304,510
	Credit contracts	—	—	—	1,163	—	1,163
	Foreign currency contracts	—	—	—	—	($154,747)	(154,747)
	Total	—	—	$216,257	$89,416	($154,747)	$150,926

Total Return Fund	Interest rate contracts	—	$242,736	($2,935,775)	($4,712,253)	—	($7,405,292)
	Credit contracts	—	(1,534)	—	5,976,594	—	5,975,060
	Foreign currency contracts	—	—	—	—	$4,505,642	4,505,642
	Total	—	$241,202	($2,935,775)	$1,264,341	$4,505,642	$3,075,410

U.S. Multi-Sector Fund	Equity contracts	—	—	$102,373	—	—	$102,373
	Total	—	—	$102,373	—	—	$102,373

Value & Restructuring Fund	Equity contracts	—	($1,099,154)	—	—	—	($1,099,154)
	Total	—	($1,099,154)	—	—	—	($1,099,154)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

420

4. GUARANTEES AND INDEMNIFICATIONS Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee The Funds have an investment management contract with the Adviser under which the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Funds and the net assets of a similar fund of John Hancock Trust (JHT), unless otherwise noted below. JHT Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC.

• Active Bond Fund — 0.60% of the aggregate net assets

• All Cap Core Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets. Prior to September 24, 2010, the advisory fees paid were as follows: a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Core Bond Fund — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

• Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Core Diversified Growth and Income Portfolio — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHT for all the funds listed. The monthly management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and b) 0.04% on the excess over $500 million of aggregate net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the fund.

• Capital Appreciation Fund — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule applies: a) 0.95% of the first $250 million of aggregate net assets and b) 0.85% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.85% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.85% of the first $500 million of aggregate net assets and b) 0.80% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.80% of aggregate net assets.

• Emerging Markets Fund — a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average nets assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of average net assets.

• Fundamental Value Fund — a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.70% of aggregate net assets.

• Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund — a) 0.85% of the first $250 million of average net assets and b) 0.80% excess over $250 million of average net assets.

• Global Real Estate Fund — a) 0.90% of the first $500 million of average net assets; b) 0.875% of average net assets between $500 million and $750 million; and c) 0.850% of the excess over $750 million of average net assets. Prior to September 24, 2010, the advisory fees paid were as follows: a) 0.95% of the first $500 million of average net assets; b) 0.925% of average net assets between $500 million and $750 million; and c) 0.90% of the excess over $750 million of average net assets.

• Heritage Fund — a) 0.85% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and c) 0.80% of the excess over $1 billion of aggregate net assets.

• High Income Fund — a) 0.725% of the first $150 million of aggregate net assets; b) 0.675% of aggregate net assets between $150 million and $500 million; c) 0.65% of the aggregate net assets between $500 million and $2.5 billion; and d) 0.60% of the excess over $2.5 billion of aggregate net assets.

• High Yield Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

• Index 500 Fund — a) 0.47% of the first $500 million of aggregate net assets and b) 0.46% of the excess over $500 million of aggregate net assets.

• International Growth Stock Fund — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $750 million; and c) 0.75% of the excess over $750 million of aggregate net assets.

• International Equity Index Fund — a) 0.55% of the first $100 million of aggregate net assets, and b) 0.53% of the excess over $100 million of aggregate net assets.

• International Small Cap Fund — a) 1.05% of the first $200 million of average net assets; b) 0.95% of average net assets between $200 million and $500 million; and c) 0.85% of the excess over $500 million of average net assets.

421

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• International Small Company Fund — 0.95% of aggregate net assets.

• International Opportunities Fund — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the Fund, Mutual Shares Fund and International Small Cap Fund and the following funds of JHT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.95% of the first $150 million of aggregate net assets; b) 0.85% of aggregate net assets between $150 million and $300 million and c) 0.80% excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.80% of aggregate net assets of the Fund.

• Investment Quality Bond Fund — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

• Large Cap Fund — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

• Large Cap Value Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; c) 0.775% of aggregate net assets between $1 billion and $1.5 billion; d) 0.72% of aggregate net assets between $1.5 billion and $2 billion; and e) 0.70% of the excess over $2 billion of aggregate net assets.

• Mid Cap Index Fund and Small Cap Index Fund — a) 0.49% of the first $250 million of aggregate net assets; b) 0.48% of aggregate net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.53% of the first $50 million of aggregate net assets; b) 0.51% of aggregate net assets between $50 million and $100 million; and c) 0.49% of the excess over $100 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.05% of the first $50 million of aggregate net assets and b) 1.00% excess over $50 million of aggregate net assets.

• Mutual Shares Fund — 0.96% of the aggregate net assets.

• Optimized Value Fund — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $1 billion; and c) 0.60% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.85% of average net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% excess over $1 billion of aggregate net assets.

• Short-Term Government Income Fund — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% excess over $250 million of aggregate net assets.

• Small Cap Growth Fund — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.10% of the first $100 million of aggregate net assets; b) 1.05% of aggregate net assets between $100 million and $600 million; and c) 1.00% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% excess over $250 million of aggregate net assets. However, when the aggregate net assets of Small Company Growth Fund, JHT Small Company Growth Trust, Small Cap Opportunities Fund, JHT Small Cap Opportunities Trust, Value Fund, International Growth Stock Fund, JHT International Growth Stock Trust and JHT Value Trust exceed $1 billion, then the advisory rate for Small Company Growth Fund will be 1.00% of aggregate net assets.

• Smaller Company Growth Fund — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion and d) 0.95% of the excess over $1 billion of aggregate net assets.

• Small Company Value Fund — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% excess over $500 million of aggregate net assets.

• Spectrum Income Fund — a) 0.80% of the first $250 million of aggregate net assets and b) 0.725% excess over $250 million of aggregate net assets.

• Total Bond Market Fund — a) 0.49% of the first $500 million of average net assets and b) 0.47% excess over $500 million of average net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and John Hancock Trust that are subadvised by PIMCO.

• U.S. High Yield Bond Fund — a) 0.75% of the first $200 million of aggregate net assets and b) 0.72% excess over $200 million of aggregate net assets.

• U.S. Multi-Sector Fund — a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; c) 0.75% of aggregate net assets between $1 billion and $2.5 billion and d) 0.74% of the excess over $2.5 billion of aggregate net assets.

• Value Fund — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

422

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Value & Restructuring Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

• The Retirement Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of The Trust, John Hancock Trust (JHT) and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

The organizations described below as the subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following managers:

Fund	Subadviser

Active Bond Fund	Declaration Management and Research LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC (formerly, MFC Global Investment Management (U.S.), LLC)[1,3]

All Cap Core Fund	QS Investors, LLC

All Cap Value Fund	Lord, Abbett & Company, LLC

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

Core Diversified Growth & Income Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global
Core Fundamental Holdings Portfolio	Investment Management (U.S.A.) Limited)[1,2] and John Hancock Asset Management a division of Manulife Asset Management
Core Global Diversification Portfolio	(US) LLC (formerly, MFC Global Investment Management (U.S.) LLC)[1,3]
Retirement Portfolios

Global Agribusiness Fund	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global
Global Infrastructure Fund	Investment Management (U.S.A.) Limited)[1,2]
Global Timber Fund
Index 500 Fund
Mid Cap Index Fund
Optimized Value Fund
Small Cap Index Fund

Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment
High Income Fund	Management (U.S.) LLC)[1,3]
Short Term Government Income Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Large Cap Value Fund[4]
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Inc.
U.S. High Yield Bond Fund

Emerging Markets Fund	Dimensional Fund Advisors LP
International Small Company Fund

Fundamental Value Fund	Davis Selected Advisors, L.P.

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Real Estate Securities Fund

Heritage Fund	American Century Investment Management, Inc.

High Yield Fund	Western Asset Management Company

423

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Subadviser

International Equity Index Fund	SSgA Funds Management, Inc.
Mid Cap Growth Index Fund
Mid Cap Value Index Fund

International Opportunities Fund	Marsico Capital Management, LLC

International Small Cap Fund	Franklin Templeton Investment Corp.

International Value Fund	Templeton Investment Counsel, LLC

Large Cap Fund	UBS Global Asset Management (Americas) Inc.

Mutual Shares Fund	Franklin Mutual Advisers, LLC

Small Cap Opportunities Fund	Invesco Advisers, Inc. and Dimensional Fund Advisors LP

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

Smaller Company Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global
Investment Management (U.S.A.) Limited)[1,2], Frontier Capital Management Company, LLC and Perimeter Capital Management

Total Bond Market Fund	Declaration Management & Research, LLC[1]

U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Company, LLC

Mid Cap Value Equity Fund	Columbia Management Investment Advisors, LLC
Value & Restructuring Fund

1 An affiliate of the Adviser.
2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3 Manulife Asset Management (U.S.) LLC is doing business as John Hancock Asset Management.
4 Prior to January 1, 2011, the Subadviser was BlackRock Investment Management, LLC.

The Funds are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six-month ended February 28, 2011 were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.60%	Mid Cap Index Fund	0.47%
All Cap Core Fund	0.78%	Mid Cap Stock Fund	0.83%
All Cap Value Fund	0.78%	Mid Cap Value Equity Fund	0.87%
Alpha Opportunities Fund	0.97%	Mid Cap Value Index Fund	0.53%
Blue Chip Growth Fund	0.78%	Mid Value Fund	1.00%
Capital Appreciation Fund	0.70%	Mutual Shares Fund	0.96%
Capital Appreciation Value Fund	0.85%	Optimized Value Fund	0.69%
Core Bond Fund	0.59%	Real Estate Equity Fund	0.87%
Core Diversified Growth & Income Portfolio	0.04%	Real Estate Securities Fund	0.70%
Core Fundamental Holdings Portfolio	0.04%	Real Return Bond Fund	0.70%
Core Global Diversification Portfolio	0.04%	Retirement 2010 Portfolio	0.06%
Emerging Markets Fund	0.95%	Retirement 2015 Portfolio	0.06%
Emerging Markets Debt Fund	0.73%	Retirement 2020 Portfolio	0.06%
Equity-Income Fund	0.78%	Retirement 2025 Portfolio	0.06%
Fundamental Value Fund	0.76%	Retirement 2030 Portfolio	0.06%
Global Agribusiness Fund	0.85%	Retirement 2035 Portfolio	0.06%
Global Bond Fund	0.70%	Retirement 2040 Portfolio	0.06%
Global Infrastructure Fund	0.85%	Retirement 2045 Portfolio	0.06%
Global Real Estate Fund	0.91%	Short Term Government Income Fund	0.56%
Global Timber Fund	0.85%	Small Cap Growth Fund	1.06%
Heritage Fund	0.85%	Small Cap Index Fund	0.47%
High Income Fund	0.68%	Small Cap Opportunities Fund	1.00%
High Yield Fund	0.67%	Small Cap Value Fund	1.05%
Index 500 Fund	0.46%	Small Company Value Fund	1.03%
International Equity Index Fund	0.53%	Small Company Growth Fund	1.01%
International Growth Stock Fund	0.84%	Smaller Company Growth Fund	1.07%
International Opportunities Fund	0.88%	Spectrum Income Fund	0.73%
International Small Cap Fund	1.01%	Total Bond Market Fund	0.49%
International Small Company Fund	0.95%	Total Return Fund	0.68%
International Value Fund	0.80%	U.S. High Yield Bond Fund	0.73%
Investment Quality Bond Fund	0.58%	U.S. Multi-Sector Fund	0.76%
Large Cap Fund	0.76%	Value Fund	0.74%
Large Cap Value Fund	0.82%	Value & Restructuring Fund	0.81%
Mid Cap Growth Index Fund	0.53%

424

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense Reimbursements The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds. This expense reduction will continue in effect until terminated by the Adviser.

	Voluntary Cap		Voluntary Cap
Fund	Expense	Fund	Expense

Active Bond Fund	0.150%	Mid Cap Growth Index Fund	0.075%
All Cap Core Fund	0.200%	Mid Cap Index Fund	0.075%
All Cap Value Fund	0.200%	Mid Cap Stock Fund	0.200%
Alpha Opportunities Fund	0.200%	Mid Cap Value Equity Fund	0.200%
Blue Chip Growth Fund	0.200%	Mid Cap Value Index Fund	0.075%
Capital Appreciation Fund	0.200%	Mid Value Fund	0.200%
Capital Appreciation Value Fund	0.200%	Mutual Shares Fund	0.200%
Core Bond Fund	0.150%	Optimized Value Fund	0.200%
Emerging Markets Fund	0.250%	Real Estate Equity Fund	0.200%
Emerging Markets Debt Fund	0.150%	Real Estate Securities Fund	0.200%
Equity-Income Fund	0.200%	Real Return Bond Fund	0.150%
Fundamental Value Fund	0.200%	Small Cap Growth Fund	0.200%
Global Bond Fund	0.150%	Small Cap Index Fund	0.075%
Global Real Estate Fund	0.250%	Small Cap Opportunities Fund	0.200%
Heritage Fund	0.200%	Small Cap Value Fund	0.200%
High Income Fund	0.150%	Small Company Growth Fund	0.200%
High Yield Fund	0.150%	Small Company Value Fund	0.200%
Index 500 Fund	0.075%	Smaller Company Growth Fund	0.200%
International Equity Index Fund	0.075%	Spectrum Income Fund	0.150%
International Growth Stock Fund	0.250%	Total Bond Market Fund	0.075%
International Opportunities Fund	0.250%	Total Return Fund	0.150%
International Small Cap Fund	0.250%	U.S. High Yield Bond Fund	0.150%
International Small Company Fund	0.250%	U.S. Multi-Sector Fund	0.200%
International Value Fund	0.250%	Value Fund	0.200%
Investment Quality Bond Fund	0.150%	Value & Restructuring Fund	0.200%
Large Cap Fund	0.200%
Large Cap Value Fund	0.200%

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and JHT. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund.

The Adviser has contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund and Smaller Company Growth Fund so that the amount retained by the Adviser after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2011, and may terminate anytime thereafter.

The Adviser has contractually agreed to limit Fund expenses for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund (excluding taxes, portfolio brokerage commissions, interest, acquired fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) and short dividends so that the total Fund operating expenses do not exceed 1.45% and 1.00% of average net assets for Class A and Class I, respectively. This expense reimbursement shall continue in effect until December 31, 2011, and may terminate anytime thereafter.

In addition, for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all Fund level expenses of the Fund exceed 0.97% of average net assets. This voluntary expense reimbursement may terminate at anytime.

The Adviser has contractually agreed to limit Fund expenses for Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.35% for Emerging Markets Debt Fund Class A and 0.88% for Emerging Markets Debt Fund Class I of the average net assets of those classes. This expense reimbursement shall continue in effect until December 31, 2011, and may terminate anytime thereafter.

Prior to January 1, 2011, the Adviser has contractually agreed to limit Fund expenses so that the total Fund operating expenses do not exceed 1.14% for Small Cap Value Fund Class NAV.

The Adviser has contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2011, and may terminate anytime thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

425

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Adviser has contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Funds average net assets. This expense reimbursement shall continue in effect until December 31, 2011, and may terminate at any time thereafter.

The Adviser also voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at anytime.

The Adviser voluntarily agrees to waive its advisory fee for the Large Cap Value Fund so that the effective advisory fee rate does not exceed 0.78% of the Fund’s average annual net assets. The Adviser may terminate this voluntary waiver at any time upon notice to the Trust.

For the Retirement Portfolios, the Adviser has contractually agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.05% of average net assets. This expense limitation shall continue in effect until December 31, 2011 and thereafter until terminated by the Adviser.

In addition, the Adviser voluntarily agrees to waive its advisory fee for each Retirement Portfolio (each a “Portfolio”) so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the Portfolio’s first $7.5 billion of average annual net assets and 0.50% of the Portfolio’s average annual net assets in excess of $7.5 billion. The Adviser may terminate this voluntary waiver at any time upon notice to the Trust.

For the six-month period ended February 28, 2011, the waivers under these agreements amounted to:

Fund	Expense Reductions	Fund	Expense Reductions

Active Bond Fund	$11,115	Mid Cap Index Fund	$3,260
All Cap Core Fund	6,296	Mid Cap Stock Fund	9,990
All Cap Value Fund	5,340	Mid Cap Value Equity Fund	1,859
Alpha Opportunities Fund	13,941	Mid Cap Value Index Fund	6,512
Blue Chip Growth Fund	349,560	Mid Value Fund	120,101
Capital Appreciation Fund	18,446	Mutual Shares Fund	2,929
Capital Appreciation Value Fund	17,429	Optimized Value Fund	3,726
Core Bond Fund	6,281	Real Estate Equity Fund	67,274
Core Diversified Growth & Income Portfolio	15,802	Real Estate Securities Fund	4,163
Core Fundamental Holdings Portfolio	16,640	Real Return Bond Fund	8,899
Core Global Diversification Portfolio	15,681	Retirement 2010 Portfolio	21,060
Emerging Markets Fund	20,793	Retirement 2015 Portfolio	20,946
Emerging Markets Debt Fund	25,780	Retirement 2020 Portfolio	20,766
Equity-Income Fund	205,837	Retirement 2025 Portfolio	20,482
Fundamental Value Fund	16,138	Retirement 2030 Portfolio	20,921
Global Agribusiness Fund	30,204	Retirement 2035 Portfolio	20,831
Global Bond Fund	9,042	Retirement 2040 Portfolio	21,099
Global Infrastructure Fund	29,212	Retirement 2045 Portfolio	21,115
Global Real Estate Fund	5,176	Short Term Government Income Fund	2,642
Global Timber Fund	29,314	Small Cap Growth Fund	1,840
Heritage Fund	2,397	Small Cap Index Fund	875
High Income Fund	5,569	Small Cap Opportunities Fund	80,489
High Yield Fund	8,822	Small Cap Value Fund	1,603
Index 500 Fund	21,501	Small Company Growth Fund	1,427
International Equity Index Fund	4,540	Small Company Value Fund	110,329
International Growth Stock Fund	1,515	Smaller Company Growth Fund	83,968
International Opportunities Fund	7,917	Spectrum Income Fund	125,850
International Small Cap Fund	3,499	Total Bond Market Fund	4,786
International Small Company Fund	2,030	Total Return Fund	23,240
International Value Fund	13,085	U.S. High Yield Bond Fund	6,639
Investment Quality Bond Fund	4,402	U.S. Multi-Sector Fund	10,659
Large Cap Fund	3,205	Value Fund	1,847
Large Cap Value Fund	19,261	Value & Restructuring Fund	6,132
Mid Cap Growth Index Fund	6,826

Expense Recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended February 28, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery through	for recovery through	for recovery through	during the period
Fund Name	August 1, 2012	August 1, 2013	February 1, 2014	ended February 28, 2011

Core Diversified Growth & Income Portfolio	$31,371	$28,024	$11,970	—
Core Fundamental Holdings Portfolio	31,982	32,089	14,726	—

426

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery through	for recovery through	for recovery through	during the period
Fund Name	August 1, 2012	August 1, 2013	February 1, 2014	ended February 28, 2011

Core Global Diversification Portfolio	$32,906	$31,047	$11,494	—
Emerging Markets Debt Fund	—	59,439	25,615	$67
Global Agribusiness Fund	46,153	67,527	30,174	19
Global Infrastructure Fund	52,109	67,965	29,186	18
Global Timber Fund	47,036	68,666	29,285	19
Mid Cap Growth Index Fund	—	34,976	6,222	1,314
Mid Cap Value Index Fund	—	33,799	5,908	889
Retirement 2010 Portfolio	—	28,378	21,060	—
Retirement 2015 Portfolio	—	28,377	20,946	—
Retirement 2020 Portfolio	—	28,376	20,766	—
Retirement 2025 Portfolio	—	28,376	20,482	—
Retirement 2030 Portfolio	—	28,375	20,921	—
Retirement 2035 Portfolio	—	28,375	20,831	—
Retirement 2040 Portfolio	—	28,375	21,099	—
Retirement 2045 Portfolio	—	28,375	21,115	—
Short Term Government Income Fund	42,536	41,396	1,312	2,974
Small Cap Value Fund	—	—	—	3,945
	$284,093	$691,935	$333,112	$9,245

Accounting and Legal Services Pursuant to the service agreement, the Funds reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2011, amounted to an annual rate of 0.01% of the Funds’ average daily net assets, except for Large Cap Value Fund which amounted to an approximate annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and Service Plans The Funds have a distribution agreement with the Distributor. The Funds have adopted distribution and service plans with respect to Class A and Class I shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Funds. The Funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%
Class 1	0.05%

Sales Charges Class A shares of Emerging Markets Debt Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund are assessed up-front sales charges, which result in payments to the Distributor. For the six-month period ended February 28, 2011, no sales charges were assessed.

Transfer Agent Fees Emerging Markets Debt Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class Level Expenses Class level expenses for the six months ended February 28, 2011 were:

				State
		Distribution and	Transfer	registration	Printing
Fund	Class	service fees	agent fees	fees	and postage

Emerging Markets Debt Fund
	A	$19,023	$11,295	—	$161
	I	—	821	—	40
	Total	$19,023	$12,116	—	$201

Global Agribusiness Fund
	A	$2,143	$1,282	$225	$17
	I	—	371	226	17
	Total	$2,143	$1,653	$451	$34

Global Infrastructure Fund
	A	$1,827	$1,091	$225	$14
	I	—	317	226	15
	Total	$1,827	$1,408	$451	$29

427

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

				State
		Distribution and	Transfer	registration	Printing
Fund	Class	service fees	agent fees	fees	and postage

Global Timber Fund
	A	$2,098	$1,252	$225	$17
	I	—	364	226	17
	Total	$2,098	$1,616	$451	$34

Trustee Expenses The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

6. FUND SHARE TRANSACTIONS Transactions in Funds shares for the six months ended February 28, 2011 and for the year ended August 31, 2010 were as follows:

Active Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	358,316	$3,646,136	1,120,472	$10,992,910
Distributions reinvested	106,050	1,069,170	204,554	1,973,081
Repurchased	(592,752)	(6,031,684)	(658,873)	(6,427,610)

Net increase (decrease)	(128,386)	($1,316,378)	666,153	$6,538,381

Class NAV shares

Sold	35,083,165	$357,509,704	19,572,824	$192,986,233
Distributions reinvested	2,530,374	25,486,739	3,467,282	33,421,644
Repurchased	(969,394)	(9,813,120)	(3,828,214)	(37,421,287)

Net increase	36,644,145	$373,183,323	19,211,892	$188,986,590

Net increase	36,515,759	$371,866,945	19,878,045	$195,524,971

All Cap Core Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	89,849	$733,958	5,989,779	$44,989,632
Distributions reinvested	639,809	5,534,351	759,368	5,839,540
Repurchased	(630,643)	(5,274,518)	(303,937)	(2,317,449)

Net increase	99,015	$993,791	6,445,210	$48,511,723

All Cap Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	750,890	$8,829,036	766,557	$7,886,839
Distributions reinvested	432,262	4,966,693	25,848	261,582
Repurchased	(405,443)	(4,586,344)	(1,335,725)	(13,525,526)

Net increase (decrease)	777,709	$9,209,385	(543,320)	($5,377,105)

Class NAV shares

Sold	1,348,589	$14,199,885	6,334,705	$63,845,521
Distributions reinvested	1,874,811	21,429,083	98,440	991,293
Repurchased	(680,837)	(7,836,727)	(253,055)	(2,561,109)

Net increase	2,542,563	$27,792,241	6,180,090	$62,275,705

Net increase	3,320,272	$37,001,626	5,636,770	$56,898,600

Alpha Opportunities Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	2,115,375	$25,031,968	40,681,168	$435,987,888
Distributions reinvested	11,851,122	137,828,549	6,357,403	69,995,012
Repurchased	(1,926,078)	(22,928,745)	(1,283,093)	(14,672,075)

Net increase	12,040,419	$139,931,772	45,755,478	$491,310,825

Blue Chip Growth Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	855,904	$17,498,618	17,853,592	$302,868,266
Distributions reinvested	3,666	75,198	24,858	432,630
Repurchased	(1,268,355)	(25,006,860)	(2,874,015)	(49,260,408)

Net increase (decrease)	(408,785)	($7,433,044)	15,004,435	$254,040,488

Class NAV shares

Sold	1,305,618	$26,544,997	10,631,908	$178,441,816
Distributions reinvested	50,722	1,039,288	111,988	1,942,437
Repurchased	(4,621,631)	(90,503,603)	(2,112,185)	(36,777,455)

Net increase (decrease)	(3,265,291)	($62,919,318)	8,631,711	$143,606,798

Net increase (decrease)	(3,674,076)	($70,352,362)	23,636,146	$397,647,286

428

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	741,580	$8,156,197	31,721,669	$331,170,669
Distributions reinvested	30,863	348,747	29,216	288,944
Repurchased	(2,784,235)	(30,202,881)	(2,510,518)	(24,298,783)

Net increase (decrease)	(2,011,792)	($21,697,937)	29,240,367	$307,160,830

Class NAV shares

Sold	4,309,083	$48,488,044	14,501,926	$140,533,351
Distributions reinvested	170,541	1,928,816	317,122	3,136,340
Repurchased	(7,102,643)	(76,030,507)	(7,294,827)	(71,435,254)

Net increase (decrease)	(2,623,019)	($25,613,647)	7,524,221	$72,234,437

Net increase (decrease)	(4,634,811)	($47,311,584)	36,764,588	$379,395,267

Capital Appreciation Value Fund	Period ended 2/28/11[1]
	Shares	Amount
Class NAV shares

Sold	30,702,528	$307,050,282
Repurchased	(71,610)	(724,204)

Net increase	30,630,918	$306,326,078

1 Period from 1-6-11 (inception date) to 2-28-11.

Core Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	141,875	$1,909,972	568,528	$7,556,401
Distributions reinvested	62,590	804,493	40,221	527,482
Repurchased	(269,998)	(3,573,718)	(358,087)	(4,717,286)

Net increase (decrease)	(65,533)	($859,253)	250,662	$3,366,597

Class NAV shares

Sold	5,163,659	$69,536,202	9,744,066	$129,314,066
Distributions reinvested	2,847,843	36,550,363	1,580,704	20,719,443
Repurchased	(3,937,945)	(50,418,358)	(1,728,307)	(23,241,634)

Net increase	4,073,557	$55,668,207	9,596,463	$126,791,875

Net increase	4,008,024	$54,808,954	9,847,125	$130,158,472

Core Diversified Growth & Income Portfolio	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	329,691	$3,165,246	1,448,369	$12,999,035
Distributions reinvested	139,817	1,319,875	44,653	403,216
Repurchased	(154,096)	(1,478,085)	(272,037)	(2,419,754)

Net increase	315,412	$3,007,036	1,220,985	$10,982,497

Core Fundamental Holdings Portfolio	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	211,475	$2,048,499	616,096	$5,647,762
Distributions reinvested	81,820	769,108	30,626	280,537
Repurchased	(267,544)	(2,610,221)	(227,789)	(2,080,132)

Net increase	25,751	$207,386	418,933	$3,848,167

Core Global Diversification Portfolio	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	454,543	$4,361,905	2,072,255	$18,692,064
Distributions reinvested	147,286	1,380,073	38,057	343,658

Repurchased	(198,726)	(1,902,005)	(282,641)	(2,515,899)

Net increase	403,103	$3,839,973	1,827,671	$16,519,823

Emerging Markets Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	30,011,816	$362,816,150	41,146,809	$439,069,351
Distributions reinvested	12,149,689	145,188,779	1,301,529	13,574,945
Repurchased	(3,879,872)	(47,821,141)	(9,594,804)	(100,367,806)

Net increase	38,281,633	$460,183,788	32,853,534	$352,276,490

Emerging Markets Debt Fund	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class A shares

Net increase	—	—	1,200,000	$12,000,000

Class I shares

Sold	—	—	300,000	$3,000,000

Net increase	—	—	300,000	$3,000,000

Net increase	—	—	1,500,000	$15,000,000

1 Period from 1-4-10 (inception date) to 8-31-10.

429

FUND SHARE TRANSACTIONS, CONTINUED

Equity-Income Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,571,426	$22,085,727	1,136,097	$14,550,393
Distributions reinvested	173,999	2,465,568	218,164	2,722,683
Repurchased	(426,075)	(5,808,730)	(1,434,780)	(17,907,268)

Net increase (decrease)	1,319,350	$18,742,565	(80,519)	($634,192)

Class NAV shares

Sold	1,507,422	$20,891,593	28,181,582	$349,012,943
Distributions reinvested	1,197,536	16,945,130	1,114,103	13,892,855
Repurchased	(1,790,214)	(25,393,829)	(1,322,542)	(17,371,911)

Net increase	914,744	$12,442,894	27,973,143	$345,533,887

Net increase	2,234,094	$31,185,459	27,892,624	$344,899,695

Fundamental Value Fund	Six months ended 2/28/11		Year ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	—	—	230,017	$3,118,764
Distributions reinvested	—	—	60,158	800,100
Repurchased	—	—	(8,477,940)	(122,517,412)

Net increase (decrease)	—	—	(8,187,765)	($118,598,548)

Class NAV shares

Sold	1,682,204	$24,338,200	9,887,742	$130,483,262
Distributions reinvested	1,148,820	17,266,770	873,474	11,591,001
Repurchased	(2,819,735)	(41,051,367)	(9,980,281)	(131,814,155)

Net increase	11,289	$553,603	780,935	$10,260,108

Net increase (decrease)	11,289	$553,603	(7,406,830)	($108,338,440)

1 Class 1 shares were terminated on 5-7-10.

Global Agribusiness Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	3,432	$47,837	1,393	$16,597

Net increase	3,432	$47,837	1,393	$16,597

Class I shares

Distributions reinvested	3,683	$51,521	1,614	$19,246

Net increase	3,683	$51,521	1,614	$19,246

Net increase	7,115	$99,358	3,007	$35,843

Global Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	618,774	$7,927,135	1,390,237	$17,234,567
Distributions reinvested	349,844	4,180,633	462,751	5,497,480
Repurchased	(900,387)	(11,329,403)	(693,458)	(8,369,535)

Net increase	68,231	$778,365	1,159,530	$14,362,512

Class NAV shares

Sold	9,241,813	$117,262,829	12,383,690	$150,328,655
Distributions reinvested	3,792,215	45,203,206	4,597,869	54,530,728
Repurchased	(2,381,533)	(29,715,971)	(7,121,619)	(87,470,839)

Net increase	10,652,495	$132,750,064	9,859,940	$117,388,544

Net increase	10,720,726	$133,528,429	11,019,470	$131,751,056

Global Infrastructure Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class A shares

Distributions reinvested	6,905	$78,569	1,121	$12,312

Net increase	6,905	$78,569	1,121	$12,312

Class I shares

Distributions reinvested	7,200	$82,151	1,337	$14,707

Net increase	7,200	$82,151	1,337	$14,707

Net increase	14,105	$160,720	2,458	$27,019

Global Real Estate Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,191,269	$23,865,147	24,738,839	$163,536,934
Distributions reinvested	2,459,106	18,000,655	1,855,292	12,096,502
Repurchased	(4,144,322)	(31,371,693)	(3,479,782)	(23,087,390)

Net increase	1,506,053	$10,494,109	23,114,349	$152,546,046

430

FUND SHARE TRANSACTIONS, CONTINUED

Global Timber Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class A shares

Distributions reinvested	11,956	$150,401	161	$1,901

Net increase	11,956	$150,401	161	$1,901

Class I shares

Distributions reinvested	12,426	$156,698	262	$3,083

Net increase	12,426	$156,698	262	$3,083

Net increase	24,382	$307,099	423	$4,984

Heritage Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,060,990	$9,887,394	3,419,285	$24,322,436
Distributions reinvested	759,965	7,044,879	—	—
Repurchased	(5,538,570)	(46,727,062)	(7,068,836)	(52,686,747)

Net decrease	(3,717,615)	($29,794,789)	(3,649,551)	($28,364,311)

High Income Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	495,679	$4,234,130	1,112,260	$8,563,942
Distributions reinvested	2,538,692	20,755,934	7,798,025	58,474,637
Repurchased	(14,967,496)	(129,935,253)	(8,690,057)	(62,251,901)

Net increase (decrease)	(11,933,125)	($104,945,189)	220,228	$4,786,678

High Yield Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,890,956	$17,316,221	3,270,706	$28,220,902
Distributions reinvested	421,220	3,748,971	852,521	7,242,355
Repurchased	(734,107)	(6,751,566)	(2,265,092)	(19,547,007)

Net increase	1,578,069	$14,313,626	1,858,135	$15,916,250

Class NAV shares

Sold	409,839	$3,748,937	5,542,770	$47,184,167
Distributions reinvested	3,901,397	34,416,973	11,829,059	99,722,018
Repurchased	(28,092,492)	(250,492,378)	(27,279,969)	(233,183,372)

Net decrease	(23,781,256)	($212,326,468)	(9,908,140)	($86,277,187)

Net decrease	(22,203,187)	($198,012,842)	(8,050,005)	($70,360,937)

Index 500 Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	9,112,270	$82,681,949	47,283,287	$385,075,004
Distributions reinvested	3,395,452	31,475,841	4,538,617	37,125,883
Repurchased	(13,836,054)	(118,891,176)	(62,524,928)	(503,842,114)

Net decrease	(1,328,332)	($4,733,386)	(10,703,024)	($81,641,227)

International Equity Index Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	2,447,373	$43,282,000	8,001,037	$128,103,035
Distributions reinvested	569,529	9,972,458	771,722	12,540,484
Repurchased	(1,213,131)	(21,220,113)	(4,968,341)	(77,869,117)

Net increase	1,803,771	$32,034,345	3,804,418	$62,774,402

International Growth Stock Fund	Period ended 2/28/11[1]
	Shares	Amount
Class NAV shares

Sold	16,412,052	$169,585,864
Distributions reinvested	16,071	173,733
Repurchased	(111,187)	(1,198,720)

Net increase	16,316,936	$168,560,877

1 Period from 9-16-10 (inception date) to 2-28-11.

431

FUND SHARE TRANSACTIONS, CONTINUED

International Opportunities Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	232,864	$3,219,827	5,615,330	$72,477,245
Distributions reinvested	153,928	2,151,913	68,840	872,208
Repurchased	(729,233)	(10,169,618)	(1,243,711)	(15,159,564)

Net increase (decrease)	(342,441)	($4,797,878)	4,440,459	$58,189,889

Class NAV shares

Sold	1,416,914	$19,931,167	10,655,584	$129,348,432
Distributions reinvested	1,069,166	14,979,019	578,408	7,340,000
Repurchased	(15,431,799)	(208,964,807)	(10,052,901)	(121,517,377)

Net increase (decrease)	(12,945,719)	($174,054,621)	1,181,091	$15,171,055

Net increase (decrease)	(13,288,160)	($178,852,499)	5,621,550	$73,360,944

International Small Cap Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	644,569	$9,915,416	1,822,643	$24,671,513
Distributions reinvested	78,552	1,254,483	163,218	2,141,419
Repurchased	(869,104)	(13,855,018)	(2,360,372)	(30,897,122)

Net decrease	(145,983)	($2,685,119)	(374,511)	($4,084,190)

Class NAV shares

Sold	1,392,177	$20,894,939	2,515,791	$33,526,767
Distributions reinvested	108,988	1,739,444	147,404	1,933,946
Repurchased	(300,956)	(4,808,919)	(1,270,399)	(16,428,868)

Net increase	1,200,209	$17,825,464	1,392,796	$19,031,845

Net increase	1,054,226	$15,140,345	1,018,285	$14,947,655

International Small Company Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	2,711,948	$21,048,240	5,259,819	$37,819,013
Distributions reinvested	406,071	3,439,425	700,152	5,041,096
Repurchased	(633,283)	(5,430,842)	(2,249,718)	(16,532,459)

Net increase	2,484,736	$19,056,823	3,710,253	$26,327,650

International Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	277,616	$4,142,126	575,671	$7,863,287
Distributions reinvested	330,562	4,779,922	426,249	5,831,083
Repurchased	(1,427,602)	(20,645,198)	(3,049,137)	(40,496,384)

Net decrease	(819,424)	($11,723,150)	(2,047,217)	($26,802,014)

Class NAV shares

Sold	2,133,547	$30,981,897	12,251,180	$158,468,437
Distributions reinvested	1,128,108	16,267,321	1,276,486	17,411,266
Repurchased	(8,012,617)	(113,578,562)	(8,009,072)	(105,698,950)

Net increase (decrease)	(4,750,962)	($66,329,344)	5,518,594	$70,180,753

Net increase (decrease)	(5,570,386)	($78,052,494)	3,471,377	$43,378,739

Investment Quality Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	162,483	$2,009,183	1,677,052	$20,307,983
Distributions reinvested	93,234	1,143,831	277,878	3,317,158
Repurchased	(1,040,943)	(12,782,316)	(1,046,024)	(12,567,761)

Net increase (decrease)	(785,226)	($9,629,302)	908,906	$11,057,380

Class NAV shares

Sold	9,175,521	$114,414,200	11,251,067	$139,201,920
Distributions reinvested	433,949	5,307,058	539,830	6,436,446
Repurchased	(201,292)	(2,451,579)	(1,321,650)	(15,806,656)

Net increase	9,408,178	$117,269,679	10,469,247	$129,831,710

Net increase	8,622,952	$107,640,377	11,378,153	$140,889,090

Large Cap Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	296,750	$3,815,299	2,069,496	$23,508,535
Distributions reinvested	27,348	354,970	26,932	310,523
Repurchased	(359,743)	(4,515,942)	(591,928)	(6,752,814)

Net increase (decrease)	(35,645)	($345,673)	1,504,500	$17,066,244

Class NAV shares

Sold	44,379	$565,944	1,403,395	$15,904,559
Distributions reinvested	176,794	2,294,785	158,386	1,826,185
Repurchased	(217,126)	(2,721,112)	(401,888)	(4,628,361)

Net increase	4,047	$139,617	1,159,893	$13,102,383

Net increase (decrease)	(31,598)	($206,056)	2,664,393	$30,168,627

432

FUND SHARE TRANSACTIONS, CONTINUED

Large Cap Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	122,172	$2,226,989	335,306	$5,542,360
Distributions reinvested	53,460	982,056	65,819	1,120,244
Repurchased	(395,425)	(7,192,008)	(907,768)	(15,073,671)

Net decrease	(219,793)	($3,982,963)	(506,643)	($8,411,067)

Class NAV shares

Sold	88,154	$1,588,651	3,971,541	$66,694,596
Distributions reinvested	259,717	4,778,782	396,749	6,764,574
Repurchased	(20,549,735)	(377,490,813)	(5,748,892)	(93,526,087)

Net decrease	(20,201,864)	($371,123,380)	(1,380,602)	($20,066,917)

Net decrease	(20,421,657)	($375,106,343)	(1,887,245)	($28,477,984)

Mid Cap Growth Index Fund	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	173,193	$1,948,265	4,507	$42,994
Distributions reinvested	135	1,545	—	—
Repurchased	(9,177)	(104,987)	—	—

Net increase	164,151	$1,844,823	4,507	$42,994

Class NAV shares

Sold	227,459	$2,362,826	6,881,168	$68,207,432
Distributions reinvested	10,553	120,519	—	—
Repurchased	(571,484)	(6,095,137)	(1,411,421)	(12,849,644)

Net increase (decrease)	(333,472)	($3,611,792)	5,469,747	$55,357,788

Net increase (decrease)	(169,321)	($1,766,969)	5,474,254	$55,400,782

1 Period from 4-30-10 (inception date) to 8-31-10.

Mid Cap Index Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	233,557	$4,629,497	1,249,747	$19,546,521
Distributions reinvested	492,572	9,683,974	360,120	5,711,496
Repurchased	(2,335,077)	(42,295,212)	(18,452,349)	(318,623,141)

Net decrease	(1,608,948)	($27,981,741)	(16,842,482)	($293,365,124)

Mid Cap Stock Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,510,772	$25,884,730	1,337,709	$19,294,821
Repurchased	(1,110,031)	(18,420,478)	(2,263,458)	(31,435,588)

Net increase (decrease)	400,741	$7,464,252	(925,749)	($12,140,767)

Class NAV shares

Sold	1,127,625	$18,562,771	3,398,093	$47,091,040
Distributions reinvested	—	—	6,194	86,849
Repurchased	(2,273,451)	(38,103,647)	(1,981,156)	(27,935,374)

Net increase (decrease)	(1,145,826)	($19,540,876)	1,423,131	$19,242,515

Net increase (decrease)	(745,085)	($12,076,624)	497,382	$7,101,748

Mid Cap Value Equity Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	644,076	$5,950,603	1,148,371	$9,223,549
Distributions reinvested	107,520	1,067,672	220,083	1,771,675
Repurchased	(838,581)	(7,798,861)	(4,455,506)	(36,279,538)

Net decrease	(86,985)	($780,586)	(3,087,052)	($25,284,314)

Mid Cap Value Index Fund	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	262,325	$2,691,544	6,874	$63,799
Distributions reinvested	1,159	12,014	—	—
Repurchased	(17,681)	(178,017)	—	—

Net increase	245,803	$2,525,541	6,874	$63,799

Class NAV shares

Sold	385,650	$3,760,118	6,942,610	$68,748,698
Distributions reinvested	60,911	631,652	—	—
Repurchased	(359,777)	(3,633,702)	(1,381,950)	(12,425,489)

Net increase	86,784	$758,068	5,560,660	$56,323,209

Net increase	332,587	$3,283,609	5,567,534	$56,387,008

1 Period from 4-30-10 (inception date) to 8-31-10.

433

FUND SHARE TRANSACTIONS, CONTINUED

Mid Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,746,087	$24,370,961	6,440,166	$87,615,419
Distributions reinvested	2,591,006	37,750,955	752,102	10,251,149
Repurchased	(902,164)	(13,320,192)	(1,187,573)	(16,301,594)

Net increase	3,434,929	$48,801,724	6,004,695	$81,564,974

Mutual Shares Fund	Period ended 2/28/11[1]
	Shares	Amount

Class NAV shares
Sold	32,124,509	$327,920,279
Distributions reinvested	26,894	291,533
Repurchased	(141,956)	(1,540,869)

Net increase	32,009,447	$326,670,943

1 Period from 9-16-10 (inception date) to 2-28-11.

Optimized Value Fund	Six months ended 2/28/11		Year ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	3,228	$32,482
Repurchased	—	—	(34,101)	(349,927)

Net decrease	—	—	(30,873)	($317,445)

Class B shares

Repurchased	—	—	(10,009)	($103,713)

Net decrease	—	—	(10,009)	($103,713)

Class C shares

Sold	—	—	150	$1,521
Repurchased	—	—	(1,813)	(18,777)

Net decrease	—	—	(1,663)	($17,256)

Class I shares

Sold	—	—	696	$7,000
Repurchased	—	—	(1,385)	(14,488)

Net decrease	—	—	(689)	($7,488)

Class 1 shares

Sold	274,865	$3,251,569	248,562	$2,636,307
Distributions reinvested	27,980	326,810	90,944	939,448
Repurchased	(464,389)	(5,324,050)	(1,060,196)	(10,767,479)

Net decrease	(161,544)	($1,745,671)	(720,690)	($7,191,724)

Class NAV shares

Sold	127,557	$1,490,826	1,660,726	$16,804,164
Distributions reinvested	203,023	2,371,312	508,325	5,250,993
Repurchased	(329,351)	(3,776,437)	(342,158)	(3,497,796)

Net increase	1,229	$85,701	1,826,893	$18,557,361

Net increase (decrease)	(160,315)	($1,659,970)	1,062,969	$10,919,735

1 Class A, B, C and I shares were terminated on 12-11-09.

Real Estate Equity Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,016,002	$22,915,905	13,443,299	$86,939,103
Distributions reinvested	522,275	3,995,406	973,205	5,771,107
Repurchased	(3,141,199)	(24,977,217)	(9,504,703)	(59,510,360)

Net increase	397,078	$1,934,094	4,911,801	$33,199,850

Real Estate Securities Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	3,130,170	$40,360,399	24,309,563	$231,798,363
Distributions reinvested	550,116	6,909,456	372,470	3,702,351
Repurchased	(1,322,825)	(16,820,100)	(2,793,338)	(28,609,663)

Net increase	2,357,461	$30,449,755	21,888,695	$206,891,051

Real Return Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	744,825	$9,611,157	2,760,560	$34,758,569
Distributions reinvested	468,370	5,856,633	201,709	2,516,836
Repurchased	(844,112)	(10,741,421)	(686,591)	(8,622,587)

Net increase	369,083	$4,726,369	2,275,678	$28,652,818

Class NAV shares

Sold	4,844,727	$60,732,834	18,053,013	$222,172,446
Distributions reinvested	3,906,422	48,446,176	3,371,162	41,589,642
Repurchased	(23,713,201)	(306,702,078)	(33,232,176)	(421,774,813)

Net decrease	(14,962,052)	($197,523,068)	(11,808,001)	($158,012,725)

Net decrease	(14,592,969)	($192,796,699)	(9,532,323)	($129,359,907)

434

FUND SHARE TRANSACTIONS, CONTINUED

Retirement 2010 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,291,604	$13,297,697	2,680	$26,800
Distributions reinvested	4,895	49,738	—	—
Repurchased	(316,461)	(3,267,076)	—	—

Net increase	980,038	$10,080,359	2,680	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2015 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,358,704	$14,058,541	2,681	$26,800
Distributions reinvested	7,057	72,197	—	—
Repurchased	(107,325)	(1,111,813)	—	—

Net increase	1,258,436	$13,018,925	2,681	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2020 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,872,489	$19,503,039	2,683	$26,800
Distributions reinvested	7,967	81,983	—	—
Repurchased	(112,252)	(1,177,534)	—	—

Net increase	1,768,204	$18,407,488	2,683	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2025 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	2,384,040	$24,922,598	2,685	$26,800
Distributions reinvested	12,725	131,706	—	—
Repurchased	(270,262)	(2,830,984)	—	—

Net increase	2,126,503	$22,223,320	2,685	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2030 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,559,641	$16,403,467	2,686	$26,800
Distributions reinvested	8,185	85,040	—	—
Repurchased	(32,628)	(344,341)	—	—

Net increase	1,535,198	$16,144,166	2,686	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2035 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,365,444	$14,362,668	2,686	$26,800
Distributions reinvested	6,663	69,359	—	—
Repurchased	(90,543)	(947,532)	—	—

Net increase	1,281,564	$13,484,495	2,686	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2040 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	739,513	$7,818,630	2,687	$26,800
Distributions reinvested	3,072	32,013	—	—
Repurchased	(20,882)	(222,994)	—	—

Net increase	721,703	$7,627,649	2,687	$26,800

1 Period from 4-30-10 (inception date) to 8-31-10.

Retirement 2045 Portfolio	Six months ended 2/28/11		Period ended 8/31/10[1]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	709,600	$7,516,700	2,687	$26,800
Distributions reinvested	2,470	25,762	—	—
Repurchased	(3,259)	(34,032)	—	—

Net increase	708,811	$7,508,430	2,687	$26,800

1 Period from 4-30-10 (inception date) to 8-30-10.

435

FUND SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	703,983	$7,143,863	12,207,638	$122,786,545
Distributions reinvested	257,410	2,586,510	146,434	1,482,450
Repurchased	(1,242,123)	(12,706,688)	(1,525,666)	(15,601,789)

Net increase (decrease)	(280,730)	($2,976,315)	10,828,406	$108,667,206

Small Cap Growth Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	540,259	$5,695,434	4,259,213	$39,480,154
Distributions reinvested	1,622,571	16,923,419	—	—
Repurchased	(1,509,913)	(16,170,637)	(2,088,002)	(18,927,780)

Net increase	652,917	$6,448,216	2,171,211	$20,552,374

Small Cap Index Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	534,300	$6,818,642	2,380,696	$24,939,436
Distributions reinvested	63,105	850,661	134,366	1,405,466
Repurchased	(713,221)	(8,935,808)	(5,892,615)	(64,131,523)

Net decrease	(115,816)	($1,266,505)	(3,377,553)	($37,786,621)

Small Cap Opportunities Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	489,593	$10,335,775	671,775	$12,169,760
Distributions reinvested	—	—	4,374	70,639
Repurchased	(226,662)	(4,358,698)	(692,030)	(11,543,177)

Net increase (decrease)	262,931	$5,977,077	(15,881)	$697,222

Class NAV shares

Sold	79,510	$1,716,936	3,459,335	$57,765,699
Distributions reinvested	—	—	7,199	115,688
Repurchased	(571,129)	(11,199,246)	(478,479)	(8,321,601)

Net increase (decrease)	(491,619)	($9,482,310)	2,988,055	$49,559,786

Net increase (decrease)	(228,688)	($3,505,233)	2,972,174	$50,257,008

Small Cap Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	377,495	$6,028,229	3,713,348	$52,320,763
Distributions reinvested	427,231	7,092,034	115,572	1,552,137
Repurchased	(490,364)	(8,037,541)	(631,669)	(9,046,002)

Net increase	314,362	$5,082,722	3,197,251	$44,826,898

Small Company Growth Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	278,564	$3,627,121	1,324,622	$13,572,170
Distributions reinvested	—	—	12,825	132,484
Repurchased	(757,576)	(9,619,584)	(3,110,507)	(33,540,494)

Net decrease	(479,012)	($5,992,463)	(1,773,060)	($19,835,840)

Small Company Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	293,975	$7,306,225	459,760	$9,838,663
Distributions reinvested	23,983	620,915	44,345	926,808
Repurchased	(250,685)	(6,001,623)	(809,881)	(17,174,743)

Net increase (decrease)	67,273	$1,925,517	(305,776)	($6,409,272)

Class NAV shares

Sold	406,211	$10,013,506	1,691,923	$34,629,477
Distributions reinvested	62,508	1,616,452	128,190	2,675,344
Repurchased	(953,328)	(23,096,463)	(2,698,885)	(58,475,837)

Net decrease	(484,609)	($11,466,505)	(878,772)	($21,171,016)

Net decrease	(417,336)	($9,540,988)	(1,184,548)	($27,580,288)

Smaller Company Growth Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	178,801	$2,105,337	1,251,549	$13,866,706
Distributions reinvested	2,563,832	29,330,242	—	—
Repurchased	(791,706)	(10,219,294)	(5,861,028)	(67,019,955)

Net increase (decrease)	1,950,927	$21,216,285	(4,609,479)	($53,153,249)

436

FUND SHARE TRANSACTIONS, CONTINUED

Spectrum Income Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	13,358,193	$142,668,434	14,692,075	$151,650,440
Distributions reinvested	2,477,181	26,083,429	4,120,205	42,165,410
Repurchased	(543,514)	(5,750,006)	(29,450,678)	(303,038,091)

Net increase (decrease)	15,291,860	$163,001,857	(10,638,398)	($109,222,241)

Total Bond Market Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	10,910,888	$114,058,799	17,993,502	$186,885,462
Distributions reinvested	1,523,133	15,707,509	2,711,879	27,901,965
Repurchased	(31,931,731)	(330,639,117)	(14,722,834)	(154,355,066)

Net increase (decrease)	(19,497,710)	($200,872,809)	5,982,547	$60,432,361

Total Return Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,832,311	$27,075,652	8,022,224	$114,999,649
Distributions reinvested	1,897,666	26,573,727	819,087	11,467,647
Repurchased	(2,514,035)	(35,907,971)	(2,303,923)	(32,568,600)

Net increase	1,215,942	$17,741,408	6,537,388	$93,898,696

Class NAV shares

Sold	20,863,217	$297,075,685	23,055,618	$325,594,051
Distributions reinvested	10,356,344	144,398,431	5,420,130	75,618,590
Repurchased	(6,392,872)	(89,890,409)	(16,991,998)	(244,793,902)

Net increase	24,826,689	$351,583,707	11,483,750	$156,418,739

Net increase	26,042,631	$369,325,115	18,021,138	$250,317,435

U.S. High Yield Bond Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	906,979	$11,622,921	1,718,779	$21,262,692
Distributions reinvested	186,008	2,341,891	279,102	3,412,154
Repurchased	(406,487)	(5,207,066)	(784,931)	(9,691,933)

Net increase	686,500	$8,757,746	1,212,950	$14,982,913

Class NAV shares

Sold	569,686	$7,351,931	6,519,258	$80,022,145
Distributions reinvested	1,996,334	25,120,616	4,901,882	59,831,871
Repurchased	(13,774,054)	(175,515,857)	(19,491,464)	(239,406,186)

Net decrease	(11,208,034)	($143,043,310)	(8,070,324)	($99,552,170)

Net decrease	(10,521,534)	($134,285,564)	(6,857,374)	($84,569,257)

U.S. Multi-Sector Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,520,638	$14,586,033	12,751,552	$110,244,293
Distributions reinvested	1,329,997	12,874,368	1,385,592	12,428,759
Repurchased	(2,439,423)	(22,765,288)	(10,922,924)	(94,546,532)

Net increase	411,212	$4,695,113	3,214,220	$28,126,520

Value Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	952,163	$8,852,429	2,819,953	$25,142,502
Distributions reinvested	1,181,914	11,653,671	114,186	976,292
Repurchased	(420,062)	(4,179,666)	(1,740,900)	(15,140,486)

Net increase	1,714,015	$16,326,434	1,193,239	$10,978,308

Value & Restructuring Fund	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,000,012	$11,484,089	7,975,317	$75,279,121
Distributions reinvested	714,044	8,175,799	752,057	7,347,600
Repurchased	(3,499,428)	(37,992,539)	(12,811,196)	(122,808,824)

Net decrease	(1,785,372)	($18,332,651)	(4,083,822)	($40,182,103)

437

FUND SHARE TRANSACTIONS, CONTINUED

Affiliates of the Trust owned shares of beneficial interest of the following Funds on February 28, 2011:

Fund	Class	% by Class

Emerging Markets Debt Fund	A	100%
Emerging Markets Debt Fund	I	100%
Global Agribusiness Fund	A	99%
Global Agribusiness Fund	I	99%
Global Infrastructure Fund	A	100%
Global Infrastructure Fund	I	100%
Global Timber Fund	A	100%
Global Timber Fund	I	100%

Affiliates of the Trust owned 100% of the shares of beneficial interest of Class 1 shares and Class NAV shares.

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended February 28, 2011. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for six months ended February 28, 2011.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$288,625,701	$469,828,458	$217,818,407	$152,104,377
All Cap Core Fund	—	646,507,840	—	645,570,278
All Cap Value Fund	—	173,426,999	—	160,623,895
Alpha Opportunities Fund	—	1,193,813,499	—	1,162,153,096
Blue Chip Growth Fund	—	423,578,668	—	490,360,978
Capital Appreciation Fund	—	742,858,761	—	771,109,935
Capital Appreciation Value Fund	—	289,973,518	—	29,430,828
Core Bond Fund	771,073,060	1,236,489,617	794,556,860	1,205,285,363
Core Diversified Growth & Income Portfolio	—	4,104,919	—	1,863,423
Core Fundamental Holdings Portfolio	—	2,377,188	—	2,637,754
Core Global Diversification Portfolio	—	6,117,347	—	2,962,604
Emerging Markets Fund	—	421,617,095	—	130,952,645
Emerging Markets Debt Fund	488,411	8,899,076	503,613	7,731,675
Equity-Income Fund	—	148,578,252	—	133,150,304
Fundamental Value Fund	—	99,244,498	—	121,211,561
Global Agribusiness Fund	—	867,460	—	859,143
Global Bond Fund	207,227,402	657,002,374	269,802,951	594,311,529
Global Infrastructure Fund	—	1,145,968	—	1,152,898
Global Real Estate Fund	—	274,146,735	—	279,670,294
Global Timber Fund	—	1,151,244	—	1,105,680
Heritage Fund	—	108,952,506	—	140,242,368
High Income Fund	—	159,341,626	—	263,461,761
High Yield Fund	4,280,955	346,132,157	4,306,823	531,369,728
Index 500 Fund	—	43,165,030	—	96,726,031
International Equity Index Fund	—	35,242,883	—	10,972,690
International Growth Stock Fund	—	176,105,078	—	19,261,995
International Opportunities Fund	—	360,425,286	—	559,728,747
International Small Cap Fund	—	41,591,157	—	29,677,523
International Small Company Fund	—	26,085,771	—	10,020,439
International Value Fund	—	125,375,498	—	207,532,360
Investment Quality Bond Fund	59,999,490	126,731,232	47,084,184	40,090,163
Large Cap Fund	—	97,929,656	—	97,180,207
Large Cap Value Fund	—	361,290,719	—	734,217,746
Mid Cap Growth Index Fund	—	12,167,893	—	14,029,924
Mid Cap Index Fund	—	21,899,782	—	56,191,057
Mid Cap Stock Fund	—	585,922,541	—	581,707,040
Mid Cap Value Equity Fund	—	60,333,787	—	64,228,101
Mid Cap Value Index Fund	—	13,740,782	—	9,665,294
Mid Value Fund	—	101,472,140	—	89,248,266
Mutual Shares Fund	—	338,300,287	—	39,192,077
Optimized Value Fund	—	479,361,734	—	486,485,255
Real Estate Equity Fund	—	38,406,043	—	44,335,832
Real Estate Securities Fund	—	218,360,862	—	188,805,441
Real Return Bond Fund	2,028,652,688	50,456,510	2,329,895,144	60,558,473
Retirement 2010 Portfolio	—	13,332,433	—	3,266,882
Retirement 2015 Portfolio	—	14,127,859	—	1,119,646
Retirement 2020 Portfolio	—	19,623,712	—	1,229,193

438

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Retirement 2025 Portfolio	—	$25,113,375	—	$2,897,244
Retirement 2030 Portfolio	—	16,476,571	—	353,381
Retirement 2035 Portfolio	—	14,406,128	—	946,927
Retirement 2040 Portfolio	—	7,818,849	—	222,399
Retirement 2045 Portfolio	—	7,509,594	—	33,294
Short Term Government Income Fund	$6,401,409	42,760,221	$7,029,164	46,041,605
Small Cap Growth Fund	—	126,828,458	—	134,482,626
Small Cap Index Fund	—	3,527,678	—	7,271,540
Small Cap Opportunities Fund	—	27,704,395	—	31,872,260
Small Cap Value Fund	—	8,828,384	—	13,363,629
Small Company Growth Fund	—	36,500,340	—	41,107,082
Small Company Value Fund	—	23,216,557	—	36,303,585
Smaller Company Growth Fund	—	57,510,658	—	66,159,946
Spectrum Income Fund	52,652,848	411,585,874	45,580,028	274,785,512
Total Bond Market Fund	87,337,705	5,764,019	140,775,877	137,688,273
Total Return Fund	4,799,224,916	1,530,452,728	5,362,261,792	1,219,832,250
U.S. High Yield Bond Fund	—	151,943,312	—	259,723,266
U.S. Multi-Sector Fund	—	549,077,460	—	546,955,524
Value Fund	—	38,667,837	—	40,359,445
Value & Restructuring Fund	—	65,326,670	—	84,034,645

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Funds are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the Funds’ net assets. For the six months ended February 28, 2011, the following funds had an affiliate ownership concentration of 5% or more of the their net assets:

FUND		FUND

Active Bond Fund	96.5%	Mid Cap Growth Index Fund	96.8%
All Cap Core Fund	100.0%	Mid Cap Index Fund	100.0%
All Cap Value Fund	80.1%	Mid Cap Stock Fund	63.5%
Alpha Opportunities Fund	100.0%	Mid Cap Value Equity Fund	100.0%
Blue Chip Growth Fund	77.9%	Mid Cap Value Index Fund	95.7%
Capital Appreciation Fund	69.4%	Mid Value Fund	100.0%
Capital Appreciation Value Fund	100.0%	Mutual Shares Fund	100.0%
Core Bond Fund	97.9%	Optimized Value Fund	87.0%
Emerging Markets Fund	98.3%	Real Estate Equity Fund	100.0%
Equity-Income Fund	86.4%	Real Return Bond Fund	88.9%
Fundamental Value Fund	95.0%	Short Term Government Income Fund	100.0%
Global Bond Fund	91.9%	Small Cap Growth Fund	100.0%
Global Real Estate Fund	99.8%	Small Cap Index Fund	100.0%
Heritage Fund	100.0%	Small Cap Opportunities Fund	65.3%
High Income Fund	98.4%	Small Cap Value Fund	100.0%
High Yield Fund	88.0%	Small Company Growth Fund	100.0%
Index 500 Fund	100.0%	Small Company Value Fund	70.9%
International Equity Index Fund	100.0%	Smaller Company Growth Fund	100.0%
International Growth Stock Fund	100.0%	Spectrum Income Fund	100.0%
International Opportunities Fund	88.0%	Total Bond Market Fund	100.0%
International Small Cap Fund	58.1%	Total Return Fund	69.6%
International Small Company Fund	100.0%	U.S. High Yield Bond Fund	90.1%
International Value Fund	68.7%	U.S. Multi-Sector Fund	100.0%
Investment Quality Bond Fund	84.6%	Value Fund	100.0%
Large Cap Fund	85.7%	Value & Restructuring Fund	100.0%
Large Cap Value Fund	54.6%

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diver-sification Portfolio and the Retirement Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Funds’ investment may represent a significant portion of each underlying Fund’s net assets. For the six months ended February 28, 2011, none of these Funds held 5% or more of an underlying Fund’s net assets.

439

10. DIRECT PLACEMENT SECURITIES The Funds may hold direct placement securities which are restricted as to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2011.

						Value as a
				Beginning	Ending	percentage
		Acquisition	Acquisition	share	share	of Fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 2-28-11

High Income Fund	Dominion Petroleum Acquisitions	9/19/07	$838,461	948,612	996,635	0.22%	$1,035,850
	Bought : 48,023		$48,023
	First Michigan Bank	4/30/10	$1,675,002	279,167	279,167	0.33%	$1,538,194

11. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 28, 2011, is set forth below:

		Beginning	Ending	Realized	Dividend	Ending
Fund	Affiliate	share amount	share amount	gain (loss)	income	value

High Income Fund	Greektown Superholdings, Inc.	7,894	7,894	—	—	$872,908
	Bought: none Sold: none
	Greektown Superholdings, Inc., Series A	154,240	154,240	—	—	$17,055,662
	Bought: none Sold: none

440

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on December 17, 2010, the Board, including all of the Independent Trustees, approved the Capital Appreciation Value Fund (the “New Fund”), a new series of John Hancock Funds II (the “Trust”):

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Fund;

(b) the subadvisory agreement amendment between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”) to add the New Fund (the “Subadvisory Agreement Amendment”); and

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board include:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) and the subadvisers from the their relationships with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also took into account any indirect benefits expected to be derived by the Adviser and its affiliates from their relationship with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 17, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Fund;

(2)–(a) reviewed the advisory fee structure for the New Fund and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the assets of such funds grow;

(b) considered that the Adviser has agreed to waive its management fee for the New Fund, and each of the funds of the Trust and John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds of the Trust and John Hancock Trust.)

(3)–(a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Fund and whether JHIMS has the financial ability to provide a high level of services to the New Fund,

(b) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the New Fund, and

(c) noted that for the New Fund, JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Fund and concluded that the advisory fees to be paid by the Trust with respect to the New Fund are reasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Fund was reasonable and not excessive.

(4) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Fund are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the

441

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the New Fund. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Fund, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on December 17, 2010, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the performance of other John Hancock funds managed by the subadviser, including a comparable fund in the John Hancock Trust as set forth in Appendix A;

(3) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated Subadvisers; and

(4) the proposed subadvisory fee for the New Fund and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager, including the Subadviser’s experience in managing other funds within the John Hancock fund complex;

(2) The subadvisory fees for the New Fund are: (i) within industry norms and (ii) paid by the Adviser and not by the New Fund and are reasonable; and

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Fund.

442

John Hancock Funds II

Appendix A

Trust/Fund	Comparable Performance
(Subadviser)	as of September 30, 2010	Estimated Fees and Expenses

JHF II	JHT Capital Appreciation Value Trust has slightly	Estimated advisory fees for this Fund are higher than
Capital Appreciation Value	outperformed its peer group and slightly	its peer group median.
underperformed its benchmark for the 1-year time
(T. Rowe Price)	period	Estimated subadvisory fees for this Fund are higher
than its peer group median.

443

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

At its meeting on December 17, 2010, the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”), including all of the Independent Trustees, approved the appointment of John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management” or the “Subadviser”) as an additional subadviser to the following funds (the “Portfolios”), each a series of the Trust.

Portfolios

a.	Core Diversified Growth & Income Portfolio
b.	Core Fundamental Holdings Portfolio
c.	Core Global Diversification Portfolio
d.	Retirement 2045 Portfolio
e.	Retirement 2040 Portfolio
f.	Retirement 2035 Portfolio
g.	Retirement 2030 Portfolio
h.	Retirement 2025 Portfolio
i.	Retirement 2020 Portfolio
j.	Retirement 2015 Portfolio
k.	Retirement 2010 Portfolio

This section describes the evaluation by the Board of Trustees of the amendment to the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”), the adviser to the Portfolios, and the Subadviser relating to each of the Portfolios (the “Subadvisory Agreement Amendment”).

Evaluation of Subadvisory Agreement by the Board of Trustees

The Board, including the Independent Trustees, is responsible for approving the Adviser’s selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the fund;

2. the investment performance of the fund and its subadviser;

3. the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser and its affiliates (including the Adviser with respect to affiliated subadvisers) from the relationship with the Trust; and

5. comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considers, the Board reviews:

1. information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other John Hancock funds managed by the subadviser; and

3. the subadvisory fee for the fund, including any breakpoints.

The Board approved the Subadvisory Agreement Amendment with the Subadviser for each of the Portfolios at its meeting on December 17, 2010. Particular considerations of the Board in approving the Subadvisory Agreement Amendment included the following:

1. The subadvisory fees for the Portfolios are paid by the Adviser, not the Portfolios, and are reasonable, and approval of the Subadvisory Agreement Amendment will not result in any change in the advisory fees for any of the Portfolios.

2. Approval of the Subadvisory Agreement Amendment reflects the re-allocation of subadvisory services between the Subadviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”), the current subadviser to the Portfolios, each of which is affiliated with the Adviser.

3. The personnel of John Hancock Asset Management (North America) and the Adviser who have currently and previously managed the assets of the Portfolios, with John Hancock Asset Management (North America) and the Subadviser, are expected to continue to manage the Portfolios and the Board is generally satisfied with their skill and experience and with the performance of the Portfolios.

4. The performance of each Portfolio as noted below and management’s discussion of the same:

(a) The Core Diversified Growth & Income Portfolio has outperformed its peer group and underperformed its benchmark index for the one year period and underperformed its peer group and benchmark index for the since inception period ended September 30, 2010;

(b) The Core Fundamental Holdings Portfolio has underperformed its peer group and benchmark index for the one year period and outperformed its peer group and underperformed its benchmark index for the since inception period ended September 30, 2010;

(c) The Core Global Diversification Portfolio has underperformed its peer group and outperformed its benchmark index for the one year period and outperformed its peer group and benchmark index for the since inception period ended September 30, 2010;

(d) The Retirement 2045 Portfolio has outperformed its peer group and benchmark index for the since inception period ended September 30, 2010;

(e) The Retirement 2040 Portfolio has underperformed its peer group and outperformed its benchmark index for the since inception period ended September 30, 2010;

(f) The Retirement 2035 Portfolio has outperformed its peer group and benchmark index for since inception period ended September 30, 2010;

(g) The Retirement 2030 Portfolio has underperformed its peer group and outperformed its benchmark index for the one year and since inception periods ended September 30, 2010;

(h) The Retirement 2025 Portfolio has outperformed its peer group and benchmark index for the since inception period ended September 30, 2010;

(i) The Retirement 2020 Portfolio has outperformed its peer group and benchmark index for the since inception period ended September 30, 2010;

(j) The Retirement 2015 Portfolio has outperformed its peer group and benchmark index for the since inception period ended September 30, 2010; and

(k) The Retirement 2010 Portfolio has underperformed its peer group and outperformed its benchmark index for the one year and since inception periods ended September 30, 2010.

444

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

5. John Hancock Asset Management has demonstrated skill as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Trust and may be expected to provide a high quality of investment management services and personnel to each of the Portfolios.

In addition, the Board reviewed the subadvisory fees to be paid to the Subadviser with respect to the Portfolios, each of which operates as a fund of funds and invests in underlying funds. The Board concluded, with respect to each such fund of funds, that the subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds. The Board also concluded that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund of funds and those of its underlying funds.

445

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

At its meeting on December 17, 2010, the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”), including all of the Independent Trustees, approved the subadvisory agreement appointing T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”) as the new subadviser to the Large Cap Value Fund (the “Fund”).

This section describes the evaluation by the Board of the amendment to the sub-advisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”), the adviser to the Portfolio, and the Subadviser relating to the Portfolio (the “Subadvisory Agreement Amendment”).

Evaluation of Subadvisory Agreement by the Board of Trustees

The Board, including the Independent Trustees, is responsible for approving the Adviser’s selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the fund;

2. the investment performance of the fund and its subadviser;

3. the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser and its affiliates from its relationship with the Trust; and

5. comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of JHF II’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length. In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of JHF II, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

1. information relating to the subadviser’s business, including current subadvisory services to JHF II (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other JHF II and JHT funds, as well as other comparable funds, managed by the subadviser;

3. the subadvisory fee for the fund, including any breakpoints; and

4. information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

The Board approved the Subadvisory Agreement Amendment with the Subadviser for the Fund at its meeting on December 17, 2010. Particular considerations of the Board in approving the Subadvisory Agreement Amendment included the following:

1. T. Rowe Price has demonstrated skills as a manager, is currently the subadviser to multiple funds of JHF II and JHT and may be expected to provide a high quality of investment management services and personnel to the Fund.

2. The Equity Income Fund, which is managed by T. Rowe Price in a style similar to that of the Fund, has outperformed the Fund, and has outperformed its benchmark index, since the inception of the funds in 2005.

3. Although the subadvisory fee rates under the new subadvisory agreement will be the same as under the prior subadvisory agreement, T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee. In addition, the subadvisory fee rates with respect to the Fund under the new subadvisory agreement are within industry norms and are reasonable, and the subadvisory fee is paid by the Adviser and not by the Fund. In addition, approval of the Subadvisory Agreement Amendment will not result in any change in the advisory fees of the fund.

4. Subadvisory breakpoints are reflected as breakpoints in the advisory fees of the Fund.

446

John Hancock Funds II

For More Information

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

447

Management of the Trust

Trustees
James M. Oates, Chairman
Charles L. Bardelis*
Peter S. Burgess*
Hassell H. McClellan
Theron S. Hoffman
Steven M. Roberts*
Grace K. Fey
James R. Boyle†

* Member of the Audit Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Michael J. Leary, Treasurer
Charles A Rizzo, Chief Financial Officer
John G. Vrysen, Chief Operating Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours

601 Congress Street
Boston MA 02210-2805

JHF2SA 2/11
4/11

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
_______________________________
Hugh McHaffie
President
Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: April 25, 2011

/s/ Charles A. Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: April 25, 2011